As filed with the Securities and Exchange Commission on September 15, 2004

                          Registration No. 333-________

===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
-------------------------------------------------------------------------------

                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
           Pre-Effective Amendment No. ___                                 |_|
           Post-Effective Amendment No. ___                                |_|
                            (Check appropriate box or boxes)
                               ------------------------

                Exact Name of Registrant as Specified in Charter:

                             WELLS FARGO FUNDS TRUST

                 Area Code and Telephone Number: (800) 552-9612

           Address of Principal Executive Offices, including Zip Code:
                                525 Market Street
                         San Francisco, California 94163
                           --------------------------

                     Name and Address of Agent for Service:

                                C. David Messman
                      c/o Wells Fargo Funds Management, LLC
                          525 Market Street, 12th Floor
                         San Francisco, California 94105

                                 With copies to:

                             Marco E. Adelfio, Esq.
                             Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                                   Suite 5500
                             Washington, D.C. 20006
                         --------------------------

It is proposed that this filing will become automatically effective on October 15, 2004 pursuant to Rule 488.



No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of beneficial interest in the Registrant has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                             WELLS FARGO FUNDS TRUST
                              CROSS-REFERENCE SHEET

                           ITEMS REQUIRED BY FORM N-14

NOTICE OF SPECIAL MEETING

PART A

ITEM NO.        PROSPECTUS CAPTION

      1         Cover Page
                Cross-Reference Sheet
                Front Cover Page of Combined Prospectus/Proxy Statement
      2         Table of Contents
      3         Introduction
      4         Summary
                Terms of the Reorganization
                Board Consideration of the Reorganization
                Material U.S. Federal Income Tax Consequences of the
                Reorganization
                Existing and Pro Forma Capitalizations
      5         Summary
                Terms of the Terminating Strong Advisory Agreement and the
                Interim Agreement
      6         Summary
               Terms of the Terminating Reaves Sub-advisory Agreement and Scarborough Sub-advisory Agreement and the Interim Sub-advisory
                Aggreement
      7         Information on Voting
      8         Not Applicable
      9         Not Applicable


PART B

                 STATEMENT OF ADDITIONAL


ITEM NO.         INFORMATION CAPTION

     10   Cover Page
     11   Table of Contents
     12 Incorporation of Documents by Reference in Statement of Additional Information
          WellsFargo Funds Trust Equity Funds Statement of Additional Information dated [OCTOBER 15, 2004]
          Wells Fargo Funds Trust Life Stage Portfolios Statement of Additional Information dated [OCTOBER 15, 2004]
          Wells Fargo Funds Trust Income Funds Statement of Additional Information dated [OCTOBER 15, 2004]
          Wells Fargo Funds Trust Money Market Funds Statement of Additional Information dated [OCTOBER 15, 2004]
          Wells Fargo Funds Trust Tax-Free Funds Statement of Additional Information dated [OCTOBER 15, 2004]
          Wells Fargo Funds Trust Index and Minnesota Tax-Free Funds Statement of Additional Information dated [OCTOBER 15, 2004]
          Wells Fargo Funds Trust Money Market and National Tax-Free Money Market Funds Statement of Additional Information dated [OCTOBER 15, 2004]
     13 Incorporation of Documents by Reference in Statement of Additional Information
     14 Incorporation of Documents by Reference in Statement of Additional Information Pro-Forma Financial Statements and Schedules

    PART C

   ITEM NOS.
15-17 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement


THE FOLLOWING ITEMS ARE INCORPORATED BY REFERENCE:

1. From Post-Effective Amendment No. 34 of Strong Advantage Fund, Inc., filed February 25, 2004 (SEC File No. 33-24451; 811-5667): the Prospectuses dated March 1, 2004, as supplemented on May 21, 2004, and [SEPTEMBER__, 2004], and SAI dated March 1, 2004, as supplemented on May 10, 2004, describing the Strong Ultra Short-Term Income Fund. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended October 31, 2003, as filed with the SEC on December 30, 2003, for the Strong Ultra Short-Term Income Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended April 30, 2004, as filed with the SEC on June 25, 2004, for the Strong Ultra Short-Term Income Fund.

2. From Post-Effective Amendment No. 22 of Strong Asia Pacific Fund, Inc., filed April 30, 2004 (SEC File No. 33-70762; 811-8098): the Prospectus dated May 1, 2004, as supplemented on May 21, 2004, and [SEPTEMBER__,
     2004], and SAI dated May 1, 2004, as supplemented on July 15, 2004, describing the Strong Asia Pacific Fund. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended December 31, 2003, as filed with the SEC on February 27, 2004, for the Strong Asia Pacific Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended June 30, 2004, as filed with the SEC on August 30, 2004, for the Strong Asia Pacific Fund.

3. From Post-Effective Amendment No. 38 of Strong Balanced Fund, Inc., filed April 30, 2004 (SEC File No. 2-73968; 811-3256): the Prospectus dated May 1, 2004, as supplemented on May 21, 2004, and [SEPTEMBER__, 2004], and SAI dated May 1, 2004, as supplemented on July 15, 2004, describing the Strong Balanced Fund. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended December 31, 2003, as filed with the SEC on February 27, 2004, for the Strong Balanced Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended June 30, 2004, as filed with the SEC on August 30, 2004, for the Strong Balanced Fund.

4. From Post-Effective Amendment No. 36 of Strong Conservative Equity Funds, Inc., filed April 30, 2004, (SEC File No. 33-61358, 811-7656): the
     Prospectus dated May 1, 2004, as supplemented on May 21, 2004, and [SEPTEMBER__, 2004], and SAI dated May 1, 2004, as supplemented on July 15, 2004, describing the Strong Dividend Income Fund, Strong Energy Fund, and Strong Growth and Income Fund. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended December 31, 2003, as filed with the SEC on February 27, 2004, for the Strong Dividend Income Fund, Strong Energy Fund, and Strong Growth and Income Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended June 30, 2004, as filed with the SEC on August 30, 2004, for the Strong Dividend Income Fund, Strong Energy Fund, and Strong Growth and Income Fund.

5. From Post-Effective Amendment No. 33 of Strong Corporate Bond Fund, Inc., filed February 25, 2004 (SEC File No. 2-99820; 811-4390): the Prospectuses each dated March 1, 2004 as supplemented on May 21, 2004, and [SEPTEMBER__, 2004], and SAI dated March 1, 2004, as supplemented on May 10, 2004, describing the Strong Corporate Bond Fund. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended October 31, 2003, as filed with the SEC on December 30, 2003, for the Strong Corporate Bond Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended April 30, 2004, as filed with the SEC on June 25, 2004, for the Strong Corporate Bond Fund.

6. From Post-Effective Amendment No. 28 of Strong Discovery Fund, Inc., filed April 30, 2004 (SEC File No. 33-17450; 811-5341): the Prospectus dated May 1, 2004, as supplemented on May 21, 2004, and [SEPTEMBER__, 2004], and SAI dated May 1, 2004, as supplemented on July 15, 2004, describing the Strong Discovery Fund. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended December 31, 2003, as filed with the SEC on February 27, 2004, for the Strong Discovery Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended June 30, 2004, as filed with the SEC on August 30, 2004, for the Strong Discovery Fund.

7. From Post-Effective Amendment No. 40 of Strong Equity Funds II, Inc., filed April 30, 2004 (SEC File No. 2-99752; 811-4384): the Prospectuses dated May 1, 2004, as supplemented on May 21, 2004, and [SEPTEMBER__, 2004], and SAI dated May 1, 2004, as supplemented on July 15, 2004, describing the Strong Small Company Value Fund and Strong Small/Mid Cap Value Fund. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended December 31, 2003, as filed with the SEC on February 27, 2004, for the Strong Dow 30 Value Fund, Strong Enterprise Fund, Strong Growth Fund, Strong Growth 20 Fund, Strong Index 500 Fund, Strong Large Cap Core Fund, Strong Large Company Growth Fund, and Strong Mid Cap Disciplined Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended June 30, 2004, as filed with the SEC on August 30, 2004, for the Strong Small Company Value Fund and Strong Small/Mid Cap Value Fund.

8. From Post-Effective Amendment No. 60 of Strong Equity Funds, Inc., filed April 30, 2004 (SEC File No. 33-70764, 811-8100): the Prospectuses dated May 1, 2004, as supplemented on May 21, 2004, and [SEPTEMBER__, 2004], and SAI dated May 1, 2004, as supplemented on July 15, 2004, describing the Strong Dow 30 Value Fund, Strong Enterprise Fund, Strong Growth Fund, Strong Growth 20 Fund, Strong Large Cap Core Fund, Strong Large Company Growth Fund, and Strong Mid Cap Disciplined Fund; and SAI Dated May 1, 2004, describing the Strong Index 500 Fund. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended December 31, 2003, as filed with the SEC on February 27, 2004, for the Strong Small Company Value Fund and Strong Small/Mid Cap Value Fund. The unaudited financial statements contained in the Semi-Annual Reports for the semi-annual period ended June 30, 2004, as filed with the SEC on August 30, 2004, for the Strong Dow 30 Value Fund, Strong Enterprise Fund, Strong Growth Fund, Strong Growth 20 Fund, Strong Index 500 Fund, Strong Large Cap Core Fund, Strong Large Company Growth Fund, and Strong Mid Cap Disciplined Fund.

9. From Post-Effective Amendment No. 32 of Strong Government Securities Fund, Inc., filed February 25, 2004 (SEC File No. 33-7984; 811-4798): the
     Prospectuses dated March 1, 2004, as supplemented on May 21, 2004, and [SEPTEMBER__, 2004], and SAI dated March 1, 2004, as supplemented May 10, 2004, describing the Strong Government Securities Fund. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended October 31, 2003, as filed with the SEC on December 30, 2003, for the Strong Government Securities Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended April 30, 2004, as filed with the SEC on June 28, 2004, for the Strong Government Securities Fund.

10. From Post-Effective Amendment No. 28 of Strong Heritage Reserve Series, Inc., filed February 25, 2004 (SEC File No. 33-59361; 811-7285): the
     Prospectuses dated March 1, 2004, as supplemented on May 21, 2004, and [SEPTEMBER__, 2004], and SAI dated March 1, 2004, as supplemented May 10, 2004, describing the Strong Heritage Money Fund. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended October 31, 2003, as filed with the SEC on December 30, 2003, for the Strong Heritage Money Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended April 30, 2004, as filed with the SEC on June 28, 2004, for the Strong Heritage Money Fund.

11. From Post-Effective Amendment No. 43 of Strong Income Funds, Inc. filed February 25, 2004, (SEC File No. 33-37435, 811-6195): the Prospectuses dated March 1, 2004, as supplemented on May 21, 2004, and [SEPTEMBER__, 2004], and SAI dated March 1, 2004, as supplemented on May 10, 2004, describing the Strong High-Yield Bond Fund, Strong Short-Term Income Fund, and Short-Term High Yield Bond Fund. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended October 31, 2003, as filed with the SEC on December 31, 2003, for Strong High-Yield Bond Fund, Strong Short-Term Income Fund, and Strong Short-Term High Yield Bond Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended April 30, 2004, as filed with the SEC on June 28, 2004, for Strong High-Yield Bond Fund, Strong Short-Term Income Fund, and Short-Term High Yield Bond Fund.

12. From Post-Effective Amendment No. 5 of Strong Income Trust, filed February 25, 2004 (SEC File No. 333-100188; 811-21209): the Prospectus dated March 1, 2004, as supplemented on May 21, 2004, and [SEPTEMBER__, 2004], and SAI dated March 1, 2004, as supplemented May 10, 2004, describing the Strong Florida Municipal Money Market Fund. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended October 31, 2003, as filed with the SEC on December 31, 2003, for Strong Florida Municipal Money Market Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended April 30, 2004, as filed with the SEC on June 28, 2004, for the Strong Florida Municipal Money Market Fund.

13. From Post-Effective Amendment No. 32 of Strong International Equity Funds, Inc. filed April 30, 2004, (SEC File No. 33-45108, 811-6524): the
     Prospectus dated May 1, 2004, as supplemented on May 21, 2004, and [SEPTEMBER__, 2004], and SAI dated May 1, 2004, as supplemented on May 10, 2004, describing the Strong Overseas Fund. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended December 31, 2003, as filed with the SEC on February 27, 2004, for the Strong Overseas Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended June 30, 2004, as filed with the SEC on August 30, 2004, for Strong Overseas Fund.

14. From Post-Effective Amendment No. 39 of Strong Large Cap Growth Fund, Inc., filed April 30, 2004, (SEC File No. 2-73967; 811-3254): the Prospectuses dated May 1, 2004, as supplemented on May 21, 2004, and [SEPTEMBER__,
     2004],  and SAI  dated  May 1,  2004,  as  supplemented  on July 15,  2004, describing the Strong Large Cap Growth Fund. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended December 31, 2003, as filed with the SEC on February 27, 2004, for the Strong Large Cap Growth Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended June 30, 2004, as filed with the SEC on August 30, 2004, for the Strong Large Cap Growth Fund.

15. From Post-Effective Amendment No. 15 of Strong Life Stage Series, Inc., filed April 30, 2004, (SEC File No. 333-66647; 811-9091): the Prospectus dated May 1, 2004, as supplemented on May 21, 2004, and [SEPTEMBER__, 2004], and SAI dated May 1, 2004, describing the Strong Aggressive Portfolio, Strong Conservative Portfolio, and Strong Moderate Portfolio. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended December 31, 2003, as filed with the SEC on February 27, 2004, for the Strong Aggressive Portfolio, Strong Conservative Portfolio, and the Strong Moderate Portfolio. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended June 30, 2004, as filed with the SEC on August 30, 2004, for the Strong Aggressive Portfolio, Strong Conservative Portfolio, and Strong Moderate Portfolio.

16. From Post-Effective Amendment No. 34 of Strong Money Market Fund, Inc. filed February 25, 2004, (SEC File No. 2-99439, 811-4374): the Prospectus dated March 1, 2004, as supplemented on May 21, 2004, and [SEPTEMBER__, 2004], and SAI dated March 1, 2004, as supplemented on May 10, 2004, describing the Strong Money Market Fund. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended October 31, 2003, as filed with the SEC on December 31, 2003, for Strong Money Market Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended April 30, 2004, as filed with the SEC on June 28, 2004, for Strong Money Market Fund.

17. From Post-Effective Amendment No. 50 of Strong Municipal Funds, Inc., filed February 25, 2004 (SEC File No. 33-7603; 811-4770): the Prospectuses dated March 1, 2004, as supplemented on May 21, 2004, and [SEPTEMBER__, 2004], and SAI dated March 1, 2004, as supplemented May 10, 2004, describing the Strong Intermediate Municipal Bond Fund, Strong Minnesota Tax-Free Fund, Strong Municipal Money Market Fund. Strong Short-Term High Yield Municipal Fund, Strong Tax-Free Money Fund, Strong Ultra Short-Term Municipal Income Fund, and Strong Wisconsin Tax-Free Fund. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended October 31, 2003, as filed with the SEC on December 31, 2003, for Strong Intermediate Municipal Bond Fund, Strong Minnesota Tax-Free Fund, Strong Municipal Money Market Fund, Strong Short Short-Term High Yield Municipal Fund, Strong Tax-Free Money Fund, Strong Ultra Short-Term Municipal Income Fund, and Strong Wisconsin Tax-Free Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended April 30, 2004, as filed with the SEC on June 28, 2004, for the Strong Intermediate Municipal Bond Fund, Strong Minnesota Tax-Free Fund, Strong Municipal Money Market Fund. Strong Short-Term High Yield Municipal Fund, Strong Tax-Free Money Fund, Strong Ultra Short-Term Municipal Income Fund, and Strong Wisconsin Tax-Free Fund.

18. From Post-Effective Amendment No. 40 of Strong Opportunity Fund, Inc. filed April 30, 2004 (SEC File No. 33-1932, 811-3793): the Prospectuses dated May 1, 2004, as supplemented on May 21, 2004, and [SEPTEMBER__, 2004], and SAI dated May 1, 2004, as supplemented on July 15, 2004, describing the Strong Endeavor Fund and Strong Opportunity Fund. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended December 31, 2003, as filed with the SEC on February 27, 2004, for the Strong Endeavor Fund and Strong Opportunity Fund. The unaudited financial statements contained in the Semi-Annual Reports for the semi-annual period ended June 30, 2004, as filed with the SEC on August 30, 2004, for Strong Endeavor Fund and Strong Opportunity Fund.

19. From Post-Effective Amendment No. 32 of Strong Short-Term Bond Fund, Inc., filed February 25, 2004 (SEC File No. 33-13356; 811-5108): the Prospectuses dated March 1, 2004, as supplemented on May 21, 2004, and [SEPTEMBER__, 2004], and SAI dated March 1, 2004, as supplemented May 10, 2004, describing the Strong Short-Term Bond Fund. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended October 31, 2003, as filed with the SEC on December 31, 2003, for the Strong Short-Term Bond Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended April 30, 2004, as filed with the SEC on June 28, 2004, for the Strong Short-Term Bond Fund.

20. From Post-Effective Amendment No. 30 of Strong Short-Term Municipal Bond Fund, Inc., filed February 25, 2004 (SEC File No. 33-42773; 811-6409): the Prospectuses dated March 1, 2004, as supplemented on May 21, 2004, and [SEPTEMBER__, 2004], and SAI dated March 1, 2004, as supplemented May 10, 2004, describing the Strong Short-Term Municipal Bond Fund. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended October 31, 2003, as filed with the SEC on December 31, 2003, for the Strong Short-Term Municipal Bond Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended April 30, 2004, as filed with the SEC on June 28, 2004, for the Strong Short-Term Municipal Bond Fund.

21. From Post-Effective Amendment No. 69 of Wells Fargo Funds Trust filed January 30, 2004, (SEC File No. 333-74295, 811-09253): the Prospectuses dated February 1, 2004, as supplemented on April 19, 2004, August 1, 2004 and [SEPTEMBER ___, 2004], and SAI dated February 1, 2004, as supplemented August 1, 2004 for the Wells Fargo Index Fund. Report of the Independent Auditors and audited annual report financial statements of the Wells Fargo Index Fund, contained in the Annual Report for the fiscal year ended September 30, 2003, as filed with the SEC on December 1, 2003. Unaudited financial report statements of the Wells Fargo Index Fund, dated as of March 31, 2004.

22. From Post-Effective Amendment No. 67 of Wells Fargo Funds Trust filed October 31, 2003, (SEC File No. 333-74295, 811-09253): the Prospectuses dated November 1, 2003, as supplemented on January 30, 2004, July 14, 2004, August 1, 2004 and [SEPTEMBER ___, 2004], and SAI dated November 1, 2003 for the Wells Fargo Minnesota Tax-Free Fund. Report of the Independent Auditors and audited annual report financial statements of the Wells Fargo Minnesota Tax-Free Fund, contained in the Annual Report for the fiscal year ended June 30, 2004, as filed with the SEC on August 31, 2004.

23. From Post-Effective Amendment No. 75 of Wells Fargo Funds Trust filed July 30, 2004, (SEC File No. 333-74295, 811-09253): the Prospectuses dated
     August 1, 2004, as supplemented on August 1, 2004 and [SEPTEMBER ___, 2004], and SAI dated August 1, 2004 for the Wells Fargo Money Market and National Tax-Free Money Market Funds. Report of the Independent Auditors and audited annual report financial statements of the Wells Fargo Money Market Fund, contained in the Annual Report for the fiscal year ended March 31, 2004, as filed with the SEC on June 24, 2004.


                                 THE STRONG FUNDS
  Strong Asia Pacific Fund                                      Strong Life Stage Series - Aggressive Portfolio
  Strong Balanced Fund                                          Strong Life Stage Series - Conservative Portfolio
  Strong Corporate Bond Fund                                    Strong Life Stage Series - Moderate Portfolio
  Strong Discovery Fund                                         Strong Mid Cap Disciplined Fund
  Strong Dividend Income Fund                                   Strong Minnesota Tax-Free Fund
  Strong Dow 30 Value Fund                                      Strong Money Market Fund
  Strong Endeavor Fund                                          Strong Municipal Money Market Fund
  Strong Energy Fund                                            Strong Opportunity Fund
  Strong Enterprise Fund                                        Strong Overseas Fund
  Strong Florida Municipal Money Market Fund                    Strong Short-Term Bond Fund
  Strong Government Securities Fund                             Strong Short-Term High Yield Bond Fund
  Strong Growth Fund                                            Strong Short-Term High Yield Municipal Fund
  Strong Growth 20 Fund                                         Strong Short-Term Income Fund
  Strong Growth and Income Fund                                 Strong Short-Term Municipal Bond Fund
  Strong Heritage Money Fund                                    Strong Small Company Value Fund
  Strong High-Yield Bond Fund                                   Strong Small/Mid Cap Value Fund
  Strong Index 500 Fund                                         Strong Tax-Free Money Fund
  Strong Intermediate Municipal Bond Fund                       Strong Ultra Short-Term Income Fund
  Strong Large Cap Core Fund                                    Strong Ultra Short-Term Municipal Income Fund
  Strong Large Cap Growth Fund                                  Strong Wisconsin Tax-Free Fund
  Strong Large Company Growth Fund


                              100 HERITAGE RESERVE
                        MENOMONEE FALLS, WISCONSIN 53051


                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         SCHEDULED FOR DECEMBER 10, 2004

 To the Shareholders of the Strong Funds:


         A special meeting of shareholders of each of the Strong Funds listed above will be held on Friday, December 10, 2004, at 9:00 a.m. (Central Time) at 100 Heritage Reserve, Menomonee Falls, Wisconsin 53051 ("Meeting"). At the Meeting, shareholders will be asked to consider and act upon the Proposals set forth below and transact such other business as may properly come before the Meeting. The table below lists each Proposal on which shareholders will be asked to vote and identifies shareholders entitled to vote on each Proposal:


PROPOSAL         SHAREHOLDERS ENTITLED TO VOTE
Proposal 1: Approval of an Agreement and Plan of Shareholders of each Strong Fund with respect to the Reorganization, under which substantially all of applicable reorganization shown below. the assets of each Strong Fund will be transferred to a corresponding Wells Fargo Fund as listed below.

STRONG FUND                PROPOSED TO BE REORGANIZED  INTO THIS       WELLS FARGO ("WF") FUND
Strong Asia Pacific Fund                                            WF Asia Pacific Fund (New)
Strong Balanced Fund                                                WF Balanced Fund (New)
Strong Corporate Bond Fund                                          WF Corporate Bond Fund (New)
Strong Discovery Fund                                               WF Discovery Fund (New)
Strong Dividend Income Fund                                         WF Dividend Income Fund (New)
Strong Dow 30 Value Fund                                            WF Dividend Income Fund (New)
Strong Endeavor Fund                                                [WF CAPITAL GROWTH FUND] (New)
Strong Energy Fund                                                  WF Dividend Income Fund (New)
Strong Enterprise Fund                                              WF Enterprise Fund (New)
Strong Florida Municipal Money Market Fund                          WF National Tax-Free Money Market Fund
Strong Government Securities Fund                                   WF Government Securities Fund (New)
Strong Growth Fund                                                  WF Growth Fund (New)
Strong Growth 20 Fund                                               WF Growth Fund (New)
Strong Growth and Income Fund                                       WF Growth and Income Fund (New)
Strong Heritage Money Fund                                          WF Heritage Money Market Fund (New)
Strong High-Yield Bond Fund                                         WF High Income Fund (New)
Strong Index 500 Fund                                               WF Index Fund
Strong Intermediate Municipal Bond Fund                             WF Intermediate Tax-Free Fund (New)
Strong Large Cap Core Fund                                          WF Growth and Income Fund (New)
Strong Large Cap Growth Fund                                        WF Large Cap Growth Fund (New)
Strong Large Company Growth Fund                                    [WF CAPITAL GROWTH FUND] (New)
Strong Life Stage Series - Aggressive Portfolio                     WF Life Stage - Aggressive Portfolio (New)
Strong Life Stage Series - Conservative Portfolio                   WF Life Stage - Conservative Portfolio (New)
Strong Life Stage Series - Moderate Portfolio                       WF Life Stage - Moderate Portfolio (New)
Strong Mid Cap Disciplined Fund                                     WF Mid Cap Disciplined Fund (New)
Strong Minnesota Tax-Free Fund                                      WF Minnesota Tax-Free Fund
Strong Money Market Fund                                            WF Money Market Fund
Strong Municipal Money Market Fund                                  WF Municipal Money Market Fund (New)
Strong Opportunity Fund                                             WF Opportunity Fund (New)
Strong Overseas Fund                                                [WF OVERSEAS FUND] (New)
Strong Short-Term Bond Fund                                         WF Short-Term Bond Fund (New)
Strong Short-Term High Yield Bond Fund                              WF Short-Term High Yield Bond Fund (New)
Strong Short-Term High Yield Municipal Fund                         WF Short-Term Municipal Bond Fund (New)
Strong Short-Term Income Fund                                       WF Short-Term Bond Fund (New)
Strong Short-Term Municipal Bond Fund                               WF Short-Term Municipal Bond Fund (New)
Strong Small Company Value Fund                                     [WF SMALL CAP DISCIPLINED FUND] (New)
Strong Small/Mid Cap Value Fund                                     WF Small/Mid Cap Value Fund (New)
Strong Tax-Free Money Fund                                          WF National Tax-Free Money Market Fund
Strong Ultra Short-Term Income Fund                                 WF Ultra Short-Term Income Fund (New)
Strong Ultra Short-Term Municipal Income Fund                       WF Ultra Short-Term Municipal Income Fund (New)
Strong Wisconsin Tax-Free Fund                                      WF Wisconsin Tax-Free Fund (New)

Proposal 2:  Approval of an interim  advisory  agreement.    Shareholders  of each Strong  Fund,  except the Strong Index
                                                             500 Fund and Strong  Life Stage  Series- Aggressive,  Strong  Life
                                                             Stage  Series-  Conservative,  and  Strong  Life Stage
                                                             Series-  Moderate  Portfolios.

Proposal 3: Approval of an interim sub-advisory agreement.

3.a.:  Approval of an interim sub-advisory agreement         Shareholders of each Strong Fund, except the Strong Growth and
with Wells Capital Management Incorporated.                  Income, Strong Index 500, Strong Large Cap Core, and Strong
                                                             Overseas   Funds and Strong  Life Stage  Series - Aggressive,
                                                             Strong      Life Stage  Series - Conservative, and Strong  Life
                                                             Stage  Series  - Moderate Portfolios.

3.b.:  Approval of an interim sub-advisory agreement         Shareholders of the Strong Growth and Income and Strong Large
with Matrix Asset Advisors, Inc.                             Cap Core Funds.

3.c.:  Approval of an interim sub-advisory agreement         Shareholders of the Strong Overseas Fund.
   with New Star Institutional Managers Limited.


         Only shareholders of record as of the close of business on October 1, 2004, are entitled to receive this notice and vote at the Meeting or at any adjournment thereof. Whether or not you expect to attend the Meeting, please submit your vote by toll-free telephone or through the Internet according to the enclosed voting instructions. You may also vote by completing, dating, and signing your proxy card and mailing it to us.

              By Order of the Board of Directors/Trustees of the Strong Funds,

                                            Thomas M. Zoeller
                                            Vice President
[OCTOBER  , 2004]
Menomonee Falls, WI

                                THE STRONG FUNDS
                              100 HERITAGE RESERVE
                        MENOMONEE FALLS, WISCONSIN 53051
                                 1-800-368-3863

                             WELLS FARGO FUNDS TRUST
                                525 MARKET STREET
                         SAN FRANCISCO, CALIFORNIA 94105
                                 1-800-222-8222

                       COMBINED PROSPECTUS/PROXY STATEMENT
                                [OCTOBER , 2004]

WHAT IS THIS DOCUMENT AND WHY ARE WE SENDING IT TO YOU?

         This document is a combined prospectus and proxy statement, and we refer to it as the Prospectus/Proxy Statement. It contains the information that shareholders of the Strong Funds listed in the Notice of Special Meeting of Shareholders ("Strong Funds" or "Acquired Funds") should know before voting on the proposed reorganization, interim investment advisory agreement and interim investment sub-advisory agreements that are described herein, and should be retained for future reference. It is both the proxy statement of the Strong Funds and also a prospectus for the applicable series of Wells Fargo Funds Trust ("Wells Fargo Funds" or "Acquiring Funds"). We may refer to the Strong Funds and the Wells Fargo Funds collectively as the "Funds" or, each fund individually, as a "Fund."

HOW WILL THE REORGANIZATION WORK?

         The reorganization of each Strong Fund into a Wells Fargo Fund (individually or collectively, "Reorganization") as described in the Agreement and Plan of Reorganization ("Reorganization Plan") attached as Exhibit F, will involve three steps:

o the transfer of substantially all of the assets and liabilities of the Strong Fund to its corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund having equivalent value to the net assets transferred;

o the PRO RATA distribution of shares of the same or a comparable class ("Class") of the Acquiring Fund to the shareholders of record of the Strong Fund as of immediately prior to 9:00 a.m., Eastern Time ("Effective Time") on the business day following the closing date ("Closing Date") of the Reorganization in redemption of all shares of the Strong Fund; and

o    the liquidation and dissolution of the Strong Fund.


         As a result of the Reorganization, shareholders of each Strong Fund will hold shares, generally of the same or a comparable Class, of the corresponding Acquiring Fund, as described in this Prospectus/Proxy Statement. The total value of the Acquiring Fund shares that you receive in the Reorganization will be the same as the total value of the shares of the Strong Fund that you held immediately before the Reorganization. The Board of Directors/Trustees of the Strong Funds ("Board" or "Directors") has approved the Reorganization of each Strong Fund. Any Strong Fund whose shareholders do not approve the Reorganization will not participate in the Reorganization. Any such Strong Fund may continue its operations beyond the date of the Reorganization of the other Strong Funds, and the Board of the affected Strong Fund will consider what further action is appropriate, including the possible liquidation of the Strong Fund.


WHAT ARE THE INTERIM INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS?


         The Board has also approved engaging Wells Fargo Funds Management, LLC ("Funds Management") to replace Strong Capital Management, Inc. ("SCM") as investment adviser to the Strong Funds. If shareholders approve the Interim Investment Advisory Agreement, Funds Management will advise the Strong Funds beginning shortly after the Meeting and continuing until the closing of the Reorganization. In addition, the Board has approved Wells Capital Management Incorporated ("Wells Capital"), Matrix Asset Advisors, Inc. and New Star Institutional Managers Limited ("New Star") as interim investment sub-advisers to various Strong Funds, as described in this Prospectus/Proxy Statement. If shareholders approve the Interim Sub-Advisory Agreements, the sub-adviser will sub-advise the Strong Fund beginning shortly after the Meeting and continuing until the closing of the Reorganization. If shareholders of a Strong Fund approve these new advisory arrangements but fail to approve the Reorganization, or the Reorganization otherwise does not close, these advisory arrangements would continue indefinitely, until terminated in accordance with their terms. If shareholders of a Strong Fund approve the Reorganization, but fail to approve these advisory arrangements, or they approve one of these advisory arrangements for a Strong Fund but fail to approve the other, the Board will consider what further action is appropriate, including possibly continuing the SCM engagement or taking steps to seek to engage a different adviser.


-------------------------------------------------------------------------------

     THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS IS AVAILABLE IN THE:

o    Prospectuses  for the Strong  Funds;

o Annual and Semi-Annual Reports to shareholders of the Strong Funds and, as applicable, the Acquiring Funds; and

o Statements of Additional Information, or SAIs, for the Strong Funds and the Acquiring Funds.

         These documents are on file with the SEC.

         The prospectuses, SAIs, and Annual and Semi-Annual Reports, of the Strong Funds are incorporated by reference and are legally deemed to be part of this Prospectus/Proxy Statement. The SAIs to this Prospectus/Proxy Statement, dated the same date as this Prospectus/Proxy Statement, also are incorporated by reference and are legally deemed to be part of this document. The prospectuses and the most recent Annual Report to shareholders of the Strong Funds, containing audited financial statements for the most recent fiscal year, and the most recent Semi-Annual Report to shareholders of the Strong Funds have been previously mailed to shareholders.

         Copies of all of these documents are available upon request without charge by writing to or calling:

     Wells Fargo Funds                               Strong Funds
     P.O. Box 8266                                   P.O. Box 2936
     Boston, MA 02266-8266                           Milwaukee, WI 53201-2936
     1-800-222-8222                                  1-800-368-3863


         You also may view or obtain these documents from the SEC:

     In Person:                          At the SEC's Public Reference Room in Washington, D.C., and regional offices in New York
                                         City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900

     By Phone:                           1-800-SEC-0330

     By Mail:                            Public Reference Section
                                         Securities and Exchange Commission
                                         450 5th Street, N.W.
                                         Washington, DC 20549-6009
                                         (duplicating fee required)

     By E-mail:                          publicinfo@sec.gov
                                         (duplicating fee required)

      By Internet:                       www.sec.gov

OTHER IMPORTANT THINGS TO NOTE:

o An investment in the Wells Fargo Funds is not a deposit with Wells Fargo Bank, N.A. or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.

o    You may lose money by investing in the Funds.

                                TABLE OF CONTENTS

                                                                                                                 PAGE


INTRODUCTION......................................................................................................6

PROPOSAL I:  APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION..................................................6

         Summary  6
         Reasons for the Reorganization...........................................................................6
         Comparison of Current Fees and PRO FORMA Fees............................................................7
         Comparison of Investment Objectives, Principal Investment Strategies and Policies.......................10
         Common and Specific Risk Considerations.................................................................47
         Comparison of Account Features and Services.............................................................56
         Comparison of Investment Advisers and Investment Advisory Fees..........................................63
         Other Principal Service Providers.......................................................................71
         Comparison of Business Structures.......................................................................73
         Terms of Reorganization.................................................................................72
         Board Consideration of the Reorganization...............................................................74
         Performance.............................................................................................75
         Material U.S. Federal Income Tax Consequences of the Reorganization.....................................79
         Fees and Expenses of the Reorganization.................................................................83
         Existing and PRO FORMA Capitalization...................................................................87

PROPOSAL 2:  APPROVAL OF AN INTERIM ADVISORY AGREEMENT..........................................................101

         Summary  101
         Terms of the Terminating Strong Advisory Agreement and the Interim Agreement...........................102
         Approval of the Interim Agreement by the Board.........................................................112

PROPOSAL 3:  APPROVAL OF AN INTERIM SUB-ADVISORY AGREEMENT......................................................113

         Summary  113
         Terms of the Terminating Reaves Sub-advisory Agreement and Scarborough
                  Sub-advisory Agreement and the Interim Sub-advisory Agreements................................113
         Proposal 3a: Approval of an Investment Sub-advisory Agreement with
                  Wells Capital Management Incorporated.........................................................115
         Proposal 3b: Approval of an Investment Sub-advisory Agreement with
                  Matrix Asset Advisors, Inc....................................................................119
         Proposal 3c: Approval of an Investment Sub-advisory Agreement with
                  New Star Institutional Managers Limited.......................................................120

INFORMATION ON VOTING...........................................................................................122

OUTSTANDING SHARES..............................................................................................123

INTEREST OF CERTAIN PERSONS IN THE TRANSACTIONS.................................................................124

ANNUAL MEETING AND SHAREHOLDERS MEETINGS........................................................................125

DISSENTERS' RIGHTS..............................................................................................126

EXHIBIT A:        EXPENSE SUMMARIES OF THE STRONG FUNDS AND ACQUIRING FUNDS.....................................A-1

EXHIBIT B:        COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES............................................B-1

EXHIBIT C:        ADDITIONAL RISKS..............................................................................C-1

EXHIBIT D:        PORTFOLIO MANAGERS............................................................................D-1

EXHIBIT E:        PERFORMANCE/FINANCIAL HIGHLIGHTS OF CERTAIN
                  ACQUIRING FUNDS...............................................................................E-1

EXHIBIT F:        AGREEMENT AND PLAN OF REORGANIZATION..........................................................F-1

EXHIBIT G:        FORM OF INTERIM INVESTMENT ADVISORY AGREEMENT.................................................G-1

EXHIBIT H:        FORM OF INTERIM INVESTMENT SUB-ADVISORY AGREEMENT.............................................H-1


                                  INTRODUCTION


         Wells Fargo & Company entered into a purchase agreement with Strong Financial Corporation ("SFC") on May 25, 2004 ("Asset Purchase Agreement") to acquire certain of the asset management arrangements of SCM, which is an affiliate of SFC and the investment adviser to the Strong Funds. SFC agreed to sell this part of its business to Wells Fargo & Company because SFC believes that, as a result of the sale, SCM's clients will receive significant benefits. Funds Management, which is the investment adviser to the Wells Fargo Funds, is a wholly owned subsidiary of Wells Fargo & Company ("Wells Fargo") and provider of investment advisory services. SFC's sale of assets is contingent upon shareholder approval of the Reorganization for a substantial percentage of the assets covered by the Asset Purchase Agreement, among other things. Assuming shareholder approval is obtained and the other conditions of the Reorganization Plan that govern the Reorganization are met, shareholders of each Strong Fund will become shareholders of the corresponding Wells Fargo Fund, with Funds Management serving as the investment adviser and certain other investment advisers serving as the sub-advisers.


                                   PROPOSAL 1:
               APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION

SUMMARY


         In August 2004, the Board unanimously voted to approve the Reorganization, subject to the satisfaction of certain Board approval conditions (which Board approval conditions were satisfied by mid-September, 2004) and subject to approval by shareholders of each Strong Fund and other closing conditions. In the Reorganization, each Strong Fund will transfer substantially all its assets to its corresponding Acquiring Fund, which will assume substantially all the liabilities of the Strong Fund. For a complete discussion of the assets and liabilities that will be assumed by each Acquiring Fund, and the assets and liabilities that will be excluded and assigned to a liquidating trust, see the section entitled "Terms of Reorganization" in this
Prospectus/Proxy Statement. Upon this transfer of assets and assumption of liabilities, the Acquiring Fund will issue shares to the Strong Fund, which shares will be distributed to shareholders in liquidation of the Strong Fund. Any shares you own of a Strong Fund at the time of the Reorganization will be cancelled and you will receive shares, generally in the same or a comparable Class, of the corresponding Acquiring Fund having a value equal to the value of your shares of the Strong Fund. The Reorganization is expected to be treated as a "reorganization" for U.S. federal income tax purposes, as discussed below under "Material U.S. Federal Income Tax Consequences of the Reorganization." If approved by shareholders, the Reorganization is expected to occur in the second quarter of 2005.


REASONS FOR THE REORGANIZATION

         In August 2004, the Board concluded that participation in the proposed Reorganization is in the best interests of each Strong Fund and its shareholders. In reaching that conclusion, the Board considered, among other things:

1.       The reputation, financial strength and resources of Wells Fargo.

2. The capabilities, practices and resources of Funds Management and the other service providers to the Wells Fargo Funds.

3. The viability of the Strong Funds absent approval of the proposed Reorganization.

4. The broader product array of the more than 80 publicly available mutual funds in the Wells Fargo Funds family, and the expanded range of investment options and exchange opportunities available to shareholders.

5.       The shareholder services offered by Wells Fargo.

6. The relative compatibility of the investment objectives and principal investment strategies of the acquiring Wells Fargo Funds with those of the Strong Funds.

7. The expected treatment of the Reorganization as a "reorganization" for U.S. federal income tax purposes.

8. The anticipated effect of the Reorganization on per-share expense ratios, both before and after waivers, of the Strong Funds.

9. The anticipated benefits of economies of scale for the Strong Funds and benefits to their shareholders of promoting more efficient operations and enabling greater diversification of investments.

10. The anticipated retention by Wells Capital of many of Strong's key investment management professionals.

11. The undertaking by Funds Management and SFC to share equally all of the costs and expenses of preparing, printing, and mailing the Prospectus/Proxy Statement and related solicitation expenses for the approvals of the Proposals.


         The Board also concluded that as of that date the economic interests of the shareholders of the Strong Funds would not be diluted as a result of the proposed Reorganization, because the number of Acquiring Fund shares to be issued to Strong Fund shareholders will be calculated based on the respective net asset value of the Funds. For a more complete discussion of the factors considered by the Board in approving the Reorganization, see the section entitled "Board Consideration of the Reorganization" in this Prospectus/Proxy Statement.


COMPARISON OF CURRENT FEES AND PRO FORMA FEES


         The following table shows expense ratios for each Strong Fund, both before (gross) and after (net) any contractual expense waivers and reimbursements, and the PRO FORMA expense ratios for each Acquiring Fund, reflecting the anticipated effects of the Reorganization on the gross and net operating expense ratios. All expense ratios are as of the dates noted below:

FUND                                                                                  DATE
Each Strong Life Stage Series Portfolio, WF Life Stage Portfolio, and
equity Fund,  except the WF Index Fund                                              June 30, 2004
Each fixed-income and money market Fund, except the WF National Tax-Free
Money Market, WF Money Market,  and WF Minnesota  Tax-Free Funds                    April 30, 2004
WF Index, WF National Tax-Free Money Market, WF Money Market, and WF Minnesota
Tax-Free Funds                                                                      March 31, 2004

Two levels of expense ratios are included in the table:

a) GROSS EXPENSE RATIO - the total operating expenses of a fund, representing what a shareholder could POTENTIALLY pay if no waivers or expense reimbursements were in place.

b) NET EXPENSE RATIO - the expense level a shareholder can expect to ACTUALLY pay, taking into account any fee waivers or expense reimbursements to which a Fund's adviser has CONTRACTUALLY committed. If no such waivers are in place, the Net Expense Ratio is the same as the Gross Expense Ratio.


         The table assumes that, when two or more Funds are being reorganized into one Acquiring Fund, all Funds approve the Reorganization and will reorganize into the resulting Acquiring Fund. The possibility exists that, in these situations, not all Funds will approve the Reorganization. FOR THESE SCENARIOS AND A BREAKDOWN OF THE SPECIFIC FEES CHARGED FOR ALL OF THE FUNDS AND MORE INFORMATION ABOUT EXPENSES, PLEASE SEE EXHIBIT A.


--------------------------------------- ----------------------- --------------------------------- -------------------------
STRONG FUND / SHARE CLASS                      CURRENT          ACQUIRING FUND /                         PRO FORMA
                                                                SHARE CLASS
--------------------------------------- ----------------------- --------------------------------- -------------------------
                                        GROSS      NET                                            GROSS       NET EXPENSE
                                        EXPENSE    EXPENSE                                        EXPENSE     RATIO 4
                                        RATIO      RATIO                                          RATIO
--------------------------------------- ---------- ------------ --------------------------------- ----------- -------------
EQUITY FUNDS
--------------------------------------- ---------- ------------ --------------------------------- ----------- -------------
STRONG ASIA PACIFIC FUND                                        WF ASIA PACIFIC FUND  (NEW)
    INVESTOR CLASS                      1.71%      1.685%/1, 3       INVESTOR CLASS                1.77%       1.65%
--------------------------------------- ---------- ------------ --------------------------------- ----------- -------------
STRONG BALANCED FUND                                            WF BALANCED FUND  (NEW)
    INVESTOR CLASS                      1.30%      1.267%/1          INVESTOR CLASS                1.49%       1.25%
--------------------------------------- ---------- ------------ --------------------------------- ----------- -------------
STRONG DISCOVERY FUND                                           WF DISCOVERY FUND  (NEW)
    INVESTOR CLASS                      1.44%      1.407%/1          INVESTOR CLASS                1.60%       1.38%
--------------------------------------- ---------- ------------ --------------------------------- ----------- -------------
STRONG DIVIDEND INCOME FUND                                     WF DIVIDEND INCOME FUND  (NEW)
   CLASS K                              1.40%      0.957%/1, 3     INSTITUTIONAL CLASS            1.25%       0.96%
-------------------------------------- ---------  -----------  --------------------------------  ----------  ------------
   INVESTOR CLASS                       1.43%      1.397%/1
STRONG DOW 30 VALUE FUND
   INVESTOR CLASS                       1.42%      1.395%/1        INVESTOR CLASS                 1.52%       1.37%
STRONG ENERGY FUND
    INVESTOR CLASS                      2.00%      1.967%1
--------------------------------------- ---------- ------------ --------------------------------- ----------- -------------
STRONG ENTERPRISE FUND                                          WF ENTERPRISE FUND  (NEW)
                                                                    ADVISOR CLASS                  1.46%       1.40%
   ADVISOR CLASS                        1.66%      1.627%/1         INVESTOR CLASS                 1.63%       1.57%
   INVESTOR CLASS                       1.90%      1.867%/1, 3      INSTITUTIONAL CLASS            1.28%       1.15%
   CLASS K                              1.31%      1.167%/1, 3      SELECT CLASS                   1.01%       0.90%
   INSTITUTIONAL CLASS                  0.97%      0.937%/1
--------------------------------------- ---------- ------------ --------------------------------- ----------- -------------
STRONG GROWTH FUND                                              WF GROWTH FUND   (NEW)
   CLASS C                              3.55%      2.467%/1, 3      CLASS C                        2.09%       2.05%
   CLASS K                              1.30%      0.957%/1, 3      INSTITUTIONAL CLASS            1.16%       0.96%
   INSTITUTIONAL CLASS                  0.92%      0.887%/1         SELECT CLASS                   0.89%       0.85%
--------------------------------------  ---------  -----------  --------------------------------  ----------  ------------
   ADVISOR CLASS                        1.60%      1.567%/1
   INVESTOR CLASS                       1.52%      1.487%/1         ADVISOR CLASS                  1.34%       1.30%
STRONG GROWTH 20 FUND                                               Investor Class                 1.51%       1.47%
   ADVISOR CLASS                        1.65%      1.617%/1
   INVESTOR CLASS                       1.88%      1.847%/1
--------------------------------------- ---------- ------------ --------------------------------- ----------- -------------
STRONG GROWTH AND INCOME FUND                                   WF GROWTH AND INCOME FUND  (NEW)
--------------------------------------                              INSTITUTIONAL CLASS            1.21%       0.96%
   CLASS K                              1.08%      0.957%/1, 3      SELECT CLASS                   0.94%       0.66%
   INSTITUTIONAL CLASS                  0.71%      0.677%/1         ADVISOR CLASS                  1.34%       1.14%
   ADVISOR CLASS                        1.41%      1.377%/1     --------------------------------  ----------  -------
--------------------------------------  ---------  -----------       INVESTOR CLASS               1.51%       1.31%
   INVESTOR CLASS                       1.41%      1.377%/1
   STRONG LARGE CAP CORE FUND
   INVESTOR CLASS                       2.98%      1.967%/1, 3
--------------------------------------- ---------- ------------ --------------------------------- ----------- -------------
STRONG INDEX 500 FUND                                           WF INDEX FUND
--------------------------------------                               INVESTOR CLASS    (NEW)        0.88%       0.45%
   INVESTOR CLASS                       0.79%      0.45%/3
--------------------------------------- ---------- ------------ --------------------------------- ----------- -------------
STRONG LARGE CAP GROWTH FUND                                    WF LARGE CAP GROWTH FUND (NEW)
   INVESTOR CLASS                         1.24%      1.207%/1       INVESTOR CLASS                 1.50%        1.19%
--------------------------------------- ---------- ------------ --------------------------------- ----------- -------------
STRONG LARGE COMPANY GROWTH FUND                                [WF CAPITAL FUND]
   CLASS K                                1.40%    0.957%/1, 3   (NEW)
--------------------------------------  ---------  -----------     INSTITUTIONAL CLASS               1.28%        0.94%
   INVESTOR CLASS                         1.81%    1.467%/1, 5   --------------------------------    ------------------
STRONG ENDEAVOR FUND  INVESTOR CLASS      2.12%    1.967%/1, 3      INVESTOR CLASS                   1.63%        1.42%
--------------------------------------- ---------- ------------ --------------------------------- ----------- -------------
STRONG MID CAP DISCIPLINED FUND                                 WF MID CAP DISCIPLINED FUND
--------------------------------------                           (NEW)
   INVESTOR CLASS                        1.38%      1.347%/1         INVESTOR CLASS                  1.57%        1.31%
--------------------------------------- ---------- ------------ --------------------------------- ----------- -------------
STRONG OPPORTUNITY FUND                                         WF OPPORTUNITY FUND  (NEW)
   ADVISOR CLASS                          1.60%      1.567%/1       ADVISOR CLASS                    1.31%        1.29%
   INVESTOR CLASS                         1.41%      1.377%/1       INVESTOR CLASS                   1.48%        1.35%
   CLASS K                                1.39%    1.167%/1, 3      INSTITUTIONAL CLASS              1.13%        1.04%
--------------------------------------- ---------- ------------ --------------------------------- ----------- -------------
STRONG OVERSEAS FUND                                            [WF OVERSEAS FUND]  (NEW)
   INVESTOR CLASS                         1.91%    1.467%/1, 3      INVESTOR CLASS                   1.80%        1.46%
   INSTITUTIONAL CLASS                    4.85%      4.817%/1       SELECT CLASS                     1.23%        0.95%
--------------------------------------- ---------- ------------ --------------------------------- ----------- -------------
STRONG SMALL COMPANY VALUE FUND                                 [WF SMALL CAP DISCIPLINED FUND]
   INVESTOR CLASS                         1.69%    1.657%/1, 3   (NEW)
                                                                   INVESTOR CLASS                    1.81%        1.61%
--------------------------------------- ---------- ------------ --------------------------------- ----------- -------------
STRONG SMALL/MID CAP VALUE FUND                                 WF SMALL/MID CAP VALUE FUND
   INVESTOR CLASS                         2.03%    1.967%/1, 3   (NEW)
                                                                   INVESTOR CLASS                    2.23%        1.62%
--------------------------------------- ---------- ------------ --------------------------------- ----------- -------------

--------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS
--------------------------------------------------------------------------------------------------------------------------
STRONG CORPORATE BOND FUND                                       WF CORPORATE BOND FUND  (NEW)
   ADVISOR CLASS                             1.19%    1.19%/1        ADVISOR CLASS                    1.09%     1.00%
   INVESTOR CLASS                            1.08%    1.08%/1        INVESTOR CLASS                   1.26%     1.03%
   INSTITUTIONAL CLASS                       0.66%    0.66%/1        SELECT CLASS                     0.64%     0.61%
--------------------------------------------------------------------------------------------------------------------------
STRONG GOVERNMENT SECURITIES FUND                                WF GOVERNMENT SECURITIES FUND
   ADVISOR CLASS                             1.18%    1.18%/1     (NEW)
   INVESTOR CLASS                            1.10%    1.10%/1        ADVISOR CLASS                    1.02%     0.95%
   CLASS C                                   2.05%    2.05%/1        INVESTOR CLASS                   1.19%     1.05%
   INSTITUTIONAL CLASS                       0.52%    0.52%/1        CLASS C                          1.77%     1.70%
                                                                     SELECT CLASS                     0.57%     0.48%
--------------------------------------------------------------------------------------------------------------------------
STRONG HIGH-YIELD BOND FUND                                      WF HIGH INCOME FUND  (NEW)
   ADVISOR CLASS                             1.20%      1.20%/1      ADVISOR CLASS                    1.15%     0.91%
   INVESTOR CLASS                            0.91%      0.91%/1      INVESTOR CLASS                   1.32%     0.86%
   INSTITUTIONAL CLASS                       0.47%      0.47%/1      SELECT CLASS                     0.75%     0.43%
--------------------------------------------------------------------------------------------------------------------------
STRONG INTERMEDIATE MUNICIPAL BOND FUND                          WF INTERMEDIATE TAX-FREE FUND
    INVESTOR CLASS                           1.15%    1.15%/1         INVESTOR CLASS                  1.34%     0.75%
                                                                      (NEW)
--------------------------------------------------------------------------------------------------------------------------
STRONG MINNESOTA TAX-FREE FUND                                   WF MINNESOTA TAX-FREE FUND
   INVESTOR CLASS                            2.24%      2.24%       CLASS Z   (NEW)                  1.23%     0.78%
   CLASS C                                   3.11%      2.50%/2     CLASS C   (NEW)                  1.81%     1.60%
--------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------------------
STRONG SHORT-TERM BOND FUND                                      WF SHORT-TERM BOND FUND  (NEW)
   INSTITUTIONAL CLASS                       0.53%      0.53%/1      SELECT CLASS                     0.63%     0.48%
   ADVISOR CLASS                             1.19%      1.19%/1      ADVISOR CLASS                    1.08%     0.85%
   ----------------------------------------------------- ---------- ----------------------------------- --------- ----------
   INVESTOR CLASS                            1.00%      1.00%/1
STRONG SHORT-TERM INCOME FUND                                        Investor Class                  1.25%     0.90%
   INVESTOR CLASS                            1.44%      1.44%/1
--------------------------------------------------------------------------------------------------------------------------
   STRONG SHORT-TERM HIGH YIELD BOND FUND                        WF SHORT-TERM HIGH YIELD BOND FUND
                                                                 (NEW)
   ADVISOR CLASS                             1.19%    1.19%/1        ADVISOR CLASS                    1.16%     1.10%
   INVESTOR CLASS                            0.91%    0.91%/1        INVESTOR CLASS                   1.33%     0.86%
--------------------------------------------------------------------------------------------------------------------------
STRONG SHORT-TERM MUNICIPAL BOND FUND                            WF SHORT-TERM MUNICIPAL BOND FUND
   CLASS C                                   1.84%    1.84%/1     (NEW)
-------------------------------------------- -------- ----------    CLASS  C                         1.72%     1.60%
   INVESTOR CLASS                            0.69%    0.69%/1
STRONG SHORT-TERM HIGH YIELD MUNICIPAL FUND                      ----------------------------------- -----------------
   INVESTOR CLASS                            0.75%    0.75%/1
                                                                    INVESTOR CLASS                    1.14%     0.66%
--------------------------------------------------------------------------------------------------------------------------
STRONG ULTRA SHORT-TERM INCOME FUND                              WF ULTRA SHORT-TERM INCOME FUND
--------------------------------------------                    (NEW)
   ADVISOR CLASS                             1.15%    1.15%/1       ADVISOR CLASS                    1.02%     0.80%
   INVESTOR CLASS                            0.89%    0.89%/1       INVESTOR CLASS                   1.19%     0.84%
   INSTITUTIONAL CLASS                       0.40%    0.40%/1       SELECT CLASS                     0.57%     0.35%
--------------------------------------------------------------------------------------------------------------------------
STRONG ULTRA SHORT-TERM MUNICIPAL INCOME                         WF ULTRA SHORT-TERM MUNICIPAL
FUND                                                             INCOME FUND (NEW)
   ADVISOR CLASS                             1.16%    1.16%/1     ADVISOR CLASS                   0.97%     0.80%
   INVESTOR CLASS                            0.75%    0.75%/1     INVESTOR CLASS                  1.14%     0.72%
   INSTITUTIONAL CLASS                       0.40%    0.40%/1     SELECT CLASS                    0.52%     0.37%
--------------------------------------------------------------------------------------------------------------------------
STRONG WISCONSIN TAX-FREE FUND                                   WF WISCONSIN TAX-FREE FUND (NEW)
   INVESTOR CLASS                            1.16%      0.75%/1,2     INVESTOR CLASS                       1.35%     0.75%
   CLASS C                                   2.03%     2.03%/1        CLASS C                              1.93%     1.49%

--------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS
--------------------------------------------------------------------------------------------------------------------------
STRONG HERITAGE MONEY FUND                                       WF HERITAGE MONEY MARKET FUND (NEW)
   ADVISOR CLASS                             0.55%    0.55%         ADMINISTRATOR CLASS              0.41%     0.38%
   INVESTOR CLASS                            0.71%    0.71%      ----------------------------------- --------- ----------
-------------------------------------------- -------- ----------
   INSTITUTIONAL CLASS                       0.28%    0.28%         INSTITUTIONAL CLASS              0.29%     0.18%
--------------------------------------------------------------------------------------------------------------------------
STRONG MONEY MARKET FUND                                         WF MONEY MARKET FUND
--------------------------------------------                     INVESTOR CLASS                      1.00%     0.65%
   INVESTOR CLASS                           1.01%      0.65%/2
--------------------------------------------------------------------------------------------------------------------------
STRONG MUNICIPAL MONEY MARKET FUND                               WF MUNICIPAL MONEY MARKET FUND
   INVESTOR CLASS                            0.65%    0.65%      (NEW)
                                                                    INVESTOR CLASS                   1.10%     0.64%
--------------------------------------------------------------------------------------------------------------------------
STRONG FL MUNICIPAL MONEY MARKET FUND                            WF NATIONAL TAX-FREE MONEY MARKET
   INVESTOR CLASS                            0.73%    0.50%/2    FUND
STRONG TAX-FREE MONEY FUND                                          ADMINISTRATOR CLASS (NEW)        0.38%     0.30%
   INVESTOR CLASS                            0.58%    0.58%
--------------------------------------------------------------------------------------------------------------------------
LIFE STAGE SERIES
--------------------------------------------------------------------------------------------------------------------------
STRONG LIFE STAGE SERIES - AGGRESSIVE        1.93%    1.45%/3     WF LIFE STAGE - AGGRESSIVE          2.14%     1.45%
PORTFOLIO                                                        PORTFOLIO (NEW)
--------------------------------------------------------------------------------------------------------------------------
STRONG LIFE STAGE SERIES - CONSERVATIVE      1.75%    1.25%/3     WF LIFE STAGE - CONSERVATIVE
PORTFOLIO                                                        PORTFOLIO (NEW)                     1.87%     1.25%
--------------------------------------------------------------------------------------------------------------------------
STRONG LIFE STAGE SERIES - MODERATE          1.73%    1.35%/3      WF LIFE STAGE - MODERATE          1.91%     1.35%
PORTFOLIO                                                          PORTFOLIO (NEW)
--------------------------------------------------------------------------------------------------------------------------

1/ PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS, SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES OF A SPECIFIED AMOUNT FROM MAY 21, 2004, UNTIL MAY 21, 2005. FOR THE FUNDS LISTED BELOW, THIS WAIVER IS NOT REFLECTED BECAUSE THE EXPENSE RATIO SHOWN IS AS OF A DATE PRIOR TO MAY 21, 2004. IF THIS WAIVER WERE REFLECTED, THE NET EXPENSE RATIO WOULD HAVE BEEN AS FOLLOWS:

               Strong Corporate Bond Fund
               ADVISOR CLASS                                        1.157%
               INVESTOR CLASS                                       1.047%
               INSTITUTIONAL CLASS                                  0.627%
               Strong Government Securities Fund
               ADVISOR CLASS                                        1.155%
               INVESTOR CLASS                                       1.075%
               INSTITUTIONAL CLASS                                  2.025%
               CLASS C                                              0.495%
               Strong High-Yield Bond Fund
               ADVISOR CLASS                                        1.175%
               INVESTOR CLASS                                       0.885%
               INSTITUTIONAL CLASS                                  0.445%
               Strong Intermediate Municipal Bond Fund
               INVESTOR CLASS                                       1.14%
               Strong Short-Term Bond Fund
               INSTITUTIONAL CLASS                                  0.497%
               ADVISOR CLASS                                        1.157%
               INVESTOR CLASS                                       0.967%
               Strong Short-Term Income Fund
               INVESTOR CLASS                                       1.43%
               Strong Short-Term High Yield Bond Fund
               ADVISOR CLASS                                        1.157%
               INVESTOR CLASS                                       0.877%
               Strong Short-Term Municipal Fund
               CLASS C                                              1.83%
               INVESTOR CLASS                                       0.68%
               Strong Short-Term High Yield Municipal Fund
               INVESTOR CLASS                                       0.74%
               Strong Ultra Short-Term Income Fund
               ADVISOR CLASS                                        1.117%
               INVESTOR CLASS                                       0.857%
               INSTITUTIONAL CLASS                                  0.367%
               Strong Ultra Short-Term Municipal Income
               Fund
               ADVISOR CLASS                                        1.15%
               INVESTOR CLASS                                       0.74%
               INSTITUTIONAL CLASS                                  0.39%
               Strong Wisconsin Tax-Free Fund
               INVESTOR CLASS                                       0.74%
               CLASS C                                              2.02%

2/ SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES THROUGH MARCH 1, 2006 TO MAINTAIN THE NET EXPENSE RATIO SHOWN, EXCEPT TO THE EXTENT SUCH NET EXPENSE RATIO REFLECTS WAIVERS AND ABSORPTIONS AT THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS.
3/ SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES THROUGH MAY 1, 2006 TO MAINTAIN THE NET EXPENSE RATIO SHOWN, EXCEPT TO THE EXTENT SUCH NET EXPENSE RATIO REFLECTS WAIVERS AND ABSORPTIONS AT THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS.
4/ FUNDS MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND/OR REIMBURSE EXPENSES THROUGH APRIL 30, 2007 TO MAINTAIN THE NET EXPENSE RATIO SHOWN.
5/ SCM HAS CONTRACTUALLY AGREED TO WAIVE MANAGEMENT FEES AND/OR ABSORB EXPENSES FOR AN INDEFINITE PERIOD OF TIME TO KEEP TOTAL ANNUAL OPERATING EXPENSES OF THE INVESTOR CLASS SHARES OF THE STRONG LARGE COMPANY GROWTH FUND AT NO MORE THAN 1.50%. THIS CONTRACT MAY ONLY BE TERMINATED BY THE BOARD, BUT NOT BEFORE MAY 1, 2006.

         Funds Management has contractually agreed to maintain the PRO FORMA Net Expense Ratio shown for each of the Acquiring Funds through at least April 30, 2007. These contractual net expense ratios for the Acquiring Funds renew automatically upon expiration of the contractual commitment period unless terminated, and net expense ratios can only be increased upon approval by the Wells Fargo Fund's Board of Trustees.


         For some classes of some of the Strong Funds, as noted above in the table, SCM or its affiliates have also contractually agreed to waive fees and/or reimburse certain expenses to maintain a specified Net Expense Ratio. The Investor Class shares of the Strong Large Company Growth Fund have a contractual net expense ratio that renews automatically upon expiration of the contractual commitment period, and can only be increased upon approval by the Fund's Board. For contractual waivers other than waivers pursuant to the direction of the Board and certain regulatory settlements, this contractual term expires March 1, 2006, for the fixed income and money market Funds, and May 1, 2006, for the equity Funds and Life Stage Series Portfolios. The contractual waivers pursuant to the direction of the Board and certain regulatory settlements expire on May 21, 2005. In almost all cases, the Strong Fund waivers expire earlier than the term of the contractual commitment Funds Management has made to the Acquiring Funds.

         In addition to the contractual waivers, for a number of the Strong Funds, SCM or its affiliates have also implemented a voluntary expense waiver that reduces the net expenses below a Fund's contractual net expense cap, where applicable, and a Fund's gross expense ratio. It is important to note that these voluntary waivers may be modified, reduced or terminated at any time, in which case a shareholder could potentially pay, to the extent that a Fund does not have a contractual expense cap in place, up to the gross expense ratios shown. For additional information on these voluntary waivers, see Exhibit A.


         In each of the 76 class Reorganizations listed above, the PRO FORMA Net Expense Ratio of the Acquiring Fund Class is expected to be is equal to or lower than the Net Expense Ratio of the corresponding Strong Fund Class. In 41 of the 76 class Reorganizations, the Acquiring Fund Class is expected to have a PRO FORMA Gross Expense Ratio that is lower than the Gross Expense Ratio of the corresponding Strong Fund Class. For some Strong Funds, the contractual waiver pursuant to the direction of the Board and certain regulatory settlements is not reflected, because the expenses shown are for a fiscal period that ended prior to May 21, 2004. If those waivers were reflected, in 75 of the 76 class Reorganizations listed above, the PRO FORMA Net Expense Ratio of the Acquiring Fund Class is expected to be is equal to or lower than the Net Expense Ratio of the corresponding Strong Fund Class. However, as noted above, the contractual Net Expense Ratios for the Acquiring Funds are committed through April 30, 2007, renew automatically upon expiration, and can only be increased upon approval by the Wells Fargo Fund's Board of Trustees.

         For further discussion regarding the Board's consideration of the gross and net operating expense ratios of the Funds in approving the Reorganization, see the section entitled "Board Consideration of the Reorganization" in this Prospectus/Proxy Statement.

COMPARISON  OF  INVESTMENT  OBJECTIVES,   PRINCIPAL  INVESTMENT  STRATEGIES  AND
POLICIES

         The Wells Fargo Funds that are designated in the Notice of Meeting and the following charts as (NEW) have been created to acquire assets and assume liabilities of one or more Acquired Funds in the Reorganization. They have not yet commenced operations and will not have significant assets or liabilities until the closing of the Reorganization. Their investment objectives and strategies are substantially similar to those of an Acquired Fund. The other Wells Fargo Funds have commenced operations and, accordingly, have portfolio securities and previously established investment objectives and strategies.


         In general, in light of similarities of investment objectives and strategies among the various pairings of Acquired Funds and Acquiring Funds, the proposed Reorganization is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities due to incompatible investment objectives or strategies. The portfolio managers of the Acquired Funds may, however, sell some appreciated holdings to take advantage of capital loss carryforwards and may otherwise engage in some degree of portfolio repositioning.


         The Strong Funds have investment objectives that are classified as fundamental, which means that they cannot be changed without shareholder approval. The Wells Fargo Funds have investment objectives that are classified as non-fundamental, which means that the Wells Fargo Funds Board of Trustees can change them without shareholder approval. Thus, the Reorganization will result in a change in the Strong Fund shareholders' right to vote to approve changes to the investment objectives of their Fund. With respect to other investment policies, the Strong Funds and the Wells Fargo Funds have substantially similar fundamental and non-fundamental investment policies.


         Unlike other Acquired Funds and Acquiring Funds involved in the Reorganization, the Strong Index 500 Fund, Strong Life Stage Series - Aggressive Portfolio, Strong Life Stage Series - Conservative Portfolio, Strong Life Stage Series - Moderate Portfolio, and WF Index Fund does not, and the WF Life Stage Portfolios will not, invest directly in portfolio securities. Rather, the Strong Index 500 Fund invests in an unaffiliated mutual fund that has the same objectives and strategies as the Strong Index 500 Fund. The WF Index Fund invests in a corresponding portfolio of Wells Fargo Master Trust that has the same investment objective and strategies as those of the WF Index Fund. The Strong Life Stage Series Portfolios invest in various Strong Funds, and the WF Life Stage Portfolios will invest in multiple portfolios of the Wells Fargo Master Trust, as described below and in Exhibit B.


         The following charts compare the investment objective and principal investment strategies of each Strong Fund and its corresponding Acquiring Fund, and describe the key differences between the Funds. Acquiring Fund names, objectives and principal strategies are in BOLD type. The charts are presented in summary form and, therefore, do not contain all of the information that you should consider before voting on the Reorganization. A more detailed comparison of the Funds' investment objectives, strategies and other investment policies can be found in Exhibit B. You also can find additional information about a specific Fund's investment strategies and investment policies in its SAI. For more complete information, please read this entire document.


-------------------------- -------------------------- --------------------------------- ------------------------------------------
       FUND NAMES          OBJECTIVES                 PRINCIPAL STRATEGIES              KEY DIFFERENCES
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Strong Asia Pacific Fund   Seeks capital growth.      The Fund invests at least 80%     o        The two Funds have
                                                      of its assets in equity                    substantially similar
                                                      securities from companies                  investment objectives,
                                                      incorporated in Asia or the                principal strategies and
                                                      Pacific Basin (excluding the               investment policies, and invest
                                                      U.S.).  The Fund's manager                 in substantially similar
                                                      looks for companies with                   investments, except that they
                                                      potential for above-average                are allowed to apply different
                                                      sales and earnings growth,                 criteria to determining an
                                                      overall financial strength,                issuer's economic ties to
                                                      competitive advantages, and                Asia/Pacific Basin, as
                                                      capable management.                        described in Exhibit B.
-------------------------- -------------------------- --------------------------------- ------------------------------------------
WF ASIA PACIFIC FUND       SEEKS LONG-TERM CAPITAL    THE PRINCIPAL STRATEGIES OF THE
(NEW)                      APPRECIATION.              FUND ARE SUBSTANTIALLY SIMILAR
                           TO THOSE OF THE STRONG ASIA
                           PACIFIC FUND.
-------------------------- -------------------------- --------------------------------- ------------------------------------------



-------------------------- -------------------------- --------------------------------- ------------------------------------------
       FUND NAMES          OBJECTIVES                 PRINCIPAL STRATEGIES              KEY DIFFERENCES
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Strong Balanced Fund       Seeks high total return    The Fund invests between 30%      o        The WF Balanced Fund invests
                           consistent with            and 70% of its assets in stocks            60% of its assets in stocks and
                           reasonable risk over the   and between 30% and 70% of its             40% of its assets in bonds,
                           long term.                 assets in bonds.  The Fund's               whereas the Strong Balanced
                                                      equity manager focuses                     Fund invests between 30% and
                                                      primarily on stocks of                     70% of its assets in stocks and
                                                      large-capitalization,                      between 30% and 70% of its
                                                      dividend-paying U.S. companies             assets in bonds.
                                                      that offer the potential for      o        The WF Balanced Fund, unlike
                                                      capital growth, and attempts to            the Strong Balanced Fund, does
                                                      strike a balance between an                not necessarily focus primarily
                                                      investment's growth and income             on large-capitalization,
                                                      prospects and its potential                dividend paying U.S. companies.
                                                      risks. The Fund's bond            o        The WF Balanced Fund invests a
                                                      portfolio consists primarily of            lower percentage of its assets
                                                      investment-grade bonds of                  (up to 10%) in below
                                                      intermediate duration,                     investment-grade securities as
                                                      including U.S. Government and              compared to the Strong Balanced
                                                      agency, corporate and                      Fund (up to 35%).
                                                      mortgage-backed securities.       o        The WF Balanced Fund may invest
                                                      The Fund may invest up to 25%              up to 25% of its assets in
                                                      of its assets in foreign                   foreign securities through ADRs
                                                      securities.  The Fund may also             and similar investments,
                                                      invest up to 35% in below                  whereas the Strong Balanced
                                                      investment-grade securities.               Fund may invest up to 25% of
                                                      Although the Fund may invest in            its assets directly or
                                                      any economic sector, at times              indirectly in foreign
                                                      it may emphasize one or more               securities.
                                                      particular sectors.
-------------------------- -------------------------- --------------------------------- ------------------------------------------
WF BALANCED FUND (NEW)     SEEKS A COMBINATION OF     THE FUND INVESTS 60% OF ITS
                           CAPITAL APPRECIATION AND   ASSETS IN STOCKS AND 40% OF ITS
                           CURRENT INCOME.            ASSETS IN BONDS.  THE FUND MAY
                                                      INVEST  UP TO  10%  OF ITS
                                                      ASSETS       IN      BELOW
                                                      INVESTMENT-GRADE      DEBT
                                                      SECURITIES.  THE  FUND MAY
                                                      INVEST  UP TO  25%  OF ITS
                                                      ASSETS     IN      FOREIGN
                                                      SECURITIES   THROUGH  ADRS
                                                      AND SIMILAR INVESTMENTS.
-------------------------- -------------------------- --------------------------------- ------------------------------------------






-------------------------- -------------------------- --------------------------------- ------------------------------------------
       FUND NAMES          OBJECTIVES                 PRINCIPAL STRATEGIES              KEY DIFFERENCES
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Strong Corporate Bond      Seeks total return by      The Fund invests at least 80%     o        The two Funds have
Fund                       investing for a high       of its assets in bonds issued              substantially similar
                           level of current income    by corporations or similar                 investment objectives,
                           with a moderate degree     entities.  The Fund invests at             principal strategies and
                           of share-price             least 75% of its assets in                 investment policies, and invest
                           fluctuation.               investment-grade debt                      in substantially similar
                                                      obligations.  The Fund may                 investments, except that the WF
                                                      invest up to 25% of its assets             Corporate Bond Fund may invest
                                                      in lower-quality, high-yield               up to 25% of its assets in
                                                      bonds (commonly referred to as             dollar-denominated debt
                                                      junk bonds).  The Fund may also            securities of foreign issuers,
                                                      invest up to 30% of its assets             whereas the Strong Corporate
                                                      in foreign securities.  The                Bond Fund may invest up to 30%
                                                      Fund's average effective                   of its assets in foreign
                                                      maturity will normally be                  securities.
                                                      between seven and twelve years.
-------------------------- -------------------------- --------------------------------- ------------------------------------------
WF CORPORATE BOND FUND     SEEKS CURRENT INCOME       THE FUND INVESTS AT LEAST 80%
(NEW)                      WHILE MAINTAINING          OF ITS ASSETS IN DEBT
                           PROSPECTS FOR CAPITAL      SECURITIES OF CORPORATIONS, AND
                           APPRECIATION.              UP TO 25% OF ITS ASSETS IN
                                                      BELOW INVESTMENT-GRADE DEBT
                                                      SECURITIES.  THE  FUND MAY
                                                      INVEST  UP TO  25%  OF ITS
                                                      ASSETS                  IN
                                                      DOLLAR-DENOMINATED    DEBT
                                                      SECURITIES    OF   FOREIGN
                                                      ISSUERS.     THE    FUND'S
                                                      AVERAGE EFFECTIVE MATURITY
                                                      WILL  NORMALLY  BE BETWEEN
                                                      SEVEN AND TWELVE YEARS.
-------------------------- -------------------------- --------------------------------- ------------------------------------------






-------------------------- -------------------------- --------------------------------- ------------------------------------------
       FUND NAMES          OBJECTIVES                 PRINCIPAL STRATEGIES              KEY DIFFERENCES
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Strong Discovery Fund      Seeks capital growth.      The Fund may invest 100% of its   o        The WF Discovery Fund may
                                                      assets in stocks or debt                   invest up to 25% of its assets
                                                      securities.  The Fund invests              in foreign securities through
                                                      in securities that its managers            ADRs and similar investments,
                                                      believe offer attractive                   whereas the Strong Discovery
                                                      opportunities for growth.  The             Fund may invest up to 25% of
                                                      Fund may invest up to 25% of               its assets directly or
                                                      its assets in foreign                      indirectly in foreign
                                                      securities. The Fund usually               securities.
                                                      invests in a diversified
                                                      portfolio of common stocks from
                                                      small- and
                                                      medium-capitalization
                                                      companies.  Although the Fund
                                                      may invest in any economic
                                                      sector, at times it may
                                                      emphasize one or more
                                                      particular sectors.
-------------------------- -------------------------- --------------------------------- ------------------------------------------
WF DISCOVERY FUND (NEW)    Seeks long-term capital    The Fund invests at least 80%
                           appreciation.              of its assets in securities of
                                                      small-     and     medium-
                                                      capitalization  companies,
                                                      which are defined as those
                                                      with                market
                                                      capitalizations  equal  to
                                                      or lower than the  company
                                                      with  the  largest  market
                                                      capitalization    in   the
                                                      Russell  Midcap(R)  Index,
                                                      at the time of investment.
                                                      The Fund may  invest up to
                                                      25%  of  its   assets   in
                                                      foreign securities through
                                                      ADRs      and      similar
                                                      investments.
-------------------------- -------------------------- --------------------------------- ------------------------------------------






-------------------------- ------------------------ ---------------------------------- -----------------------------------------
       FUND NAMES          OBJECTIVES               PRINCIPAL STRATEGIES               KEY DIFFERENCES
-------------------------- ------------------------ ---------------------------------- -----------------------------------------
Strong Dividend Income     Seeks total return by    The Fund invests at least 80% of   o        The WF Dividend Income Fund
Fund                       investing for both       its assets in large- and                    seeks above-average dividend
                           income and capital       medium-capitalization,                      income and long-term capital
                           growth.                  dividend-paying, common stocks.             appreciation, which is
                                                    To select investments for the               substantially similar to the
                                                    Fund, the managers focus on                 objectives of the Strong
                                                    companies that are expected to              Dividend Income Fund and the
                                                    grow over time as well as stocks            Strong Energy Fund, but
                                                    that do not pay dividends                   differs from that of the
                                                    currently, but offer prospects              Strong Dow 30 Value Fund,
                                                    for capital growth and future               which seeks capital growth
                                                    dividend payments.  The Fund may            (without regard to income).
                                                    invest up to 30% of its assets     o        The WF Dividend Income Fund,
                                                    in foreign securities.  Although            like the Strong Dividend
                                                    the Fund may invest in any                  Income Fund and the Strong
                                                    economic sector, at times it may            Energy Fund, invests in equity
                                                    emphasize one or more particular            securities of large- and
                                                    sectors.                                    medium-capitalization
                                                                                                companies without focusing on a
                                                                                                particular group of companies,
                                                                                                whereas the Strong Dow 30 Value Fund
                                                                                                invests in equity  securities  of
                                                                                                the 30 blue-chip companies that make
                                                                                                up the DJIA.
                                                                                                o The WF Dividend  Income Fund,
                                                                                                unlike the Strong Energy Fund,is not
                                                                                                required to invest at least 80% of
                                                                                                its assets in energy  companies.
                                                                                       o        The WF Dividend Income Fund, unlike
                                                                                                the Strong Dow 30 Value Fund, is
                                                                                                not required to invest in each of
                                                                                                the 30 blue-chip companies that make
                                                                                                up the DJIA on a price-weighted
                                                                                                basis or otherwise.
                                                                                      o         The WF Dividend Income Fund,
                                                                                                like the Strong Dividend
                                                                                                Income Fund and the Strong
                                                                                                Energy Fund, focus on stocks
                                                                                                that pay current dividends,
                                                                                                whereas the Strong Dow 30
                                                                                                Value Fund invests in each of
                                                                                                the 30 DJIA company's
                                                                                                securities without regard to
                                                                                                their dividend histories or
                                                                                                prospects.
                                                                                       o        The WF Dividend Income Fund
                                                                                                may invest up to 25% of its
                                                                                                assets in foreign securities
                                                                                                through ADRs and similar
                                                                                                investments, whereas the
                                                                                                Strong Dividend Income Fund
                                                                                                may invest up to 30% of its
                                                                                                assets directly or indirectly
                                                                                                in foreign securities, the
                                                                                                Strong Energy Fund may invest
                                                                                                up to 25% of its assets
                                                                                                directly or indirectly in
                                                                                                foreign securities and the
                                                                                                Strong Dow 30 Value Fund does
                                                                                                not invest in foreign
                                                                                                securities.
                                                                                      o         The WF Dividend Income Fund is a
                                                                                                diversified fund, which means it is
                                                                                                more  limited in the amount it may
                                                                                                invest in any one  issuer,  whereas
                                                                                                the Strong Dow 30 Value Fund is
                                                                                                non-diversified.

-------------------------- ------------------------ ---------------------------------- -----------------------------------------
Strong Energy Fund         Seeks total return by    The Fund invests at least 80% of
                           investing for capital    its assets in the equity
                           growth and income.       securities of companies involved
                                                    in the discovery, development,
                                                    production, generation,
                                                    transmission, refinement,
                                                    measurement, or distribution of
                                                    energy. It focuses on large-
                                                    and medium-capitalization
                                                    companies that pay current
                                                    dividends and whose earnings are
                                                    expected to improve. The Fund
                                                    may invest up to 25% of its
                                                    assets in foreign securities.
-------------------------- ------------------------ ---------------------------------- -----------------------------------------
Strong Dow 30 Value Fund   Seeks capital growth.    The Fund invests in the 30
                                                    blue-chip companies that make up
                                                    the Dow Jones Industrial Average
                                                    (DJIA).  The Fund indexes half
                                                    of its assets to the DJIA
                                                    maintaining price-weighted
                                                    positions in each of the 30 DJIA
                                                    company's securities.  The Fund
                                                    invests between 30% and 50% of
                                                    its assets in certain securities
                                                    of the DJIA using valuation
                                                    measures that help identify
                                                    those stocks in the DJIA that
                                                    appear to offer the greatest
                                                    potential for gains.  In
                                                    addition, the Fund invests up to
                                                    20% of its assets in cash and
                                                    short-term investment-grade
                                                    fixed-income securities.
                                                    Generally, the Fund does not
                                                    have a position in any company
                                                    greater than 10% of its assets.
                                                    Because the Fund retains
                                                    flexibility to invest in a
                                                    relatively small number of
                                                    stocks, it is also considered to
                                                    be non-diversified.  Although
                                                    the Fund may invest in any
                                                    economic sector, at times it may
                                                    emphasize one or more particular
                                                    sectors.
-------------------------- ------------------------ ---------------------------------- -----------------------------------------
WF DIVIDEND INCOME FUND    SEEKS ABOVE-AVERAGE      THE FUND INVESTS AT LEAST 80% OF
(NEW)                      DIVIDEND INCOME AND      ITS ASSETS IN DIVIDEND-PAYING
                           LONG-TERM CAPITAL        SECURITIES.  THE FUND MAY INVEST
                           APPRECIATION.            UP TO 25% OF ITS ASSETS IN
                                                    FOREIGN SECURITIES THROUGH ADRS
                                                    AND SIMILAR INVESTMENTS.
-------------------------- ------------------------ ---------------------------------- -----------------------------------------






-------------------------- -------------------------- --------------------------------- ------------------------------------------
       FUND NAMES          OBJECTIVES                 PRINCIPAL STRATEGIES              KEY DIFFERENCES
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Strong Enterprise Fund     Seeks capital growth.      The Fund invests at least 80%     o        The WF Enterprise Fund invests
                                                      of its assets in equity                    at least 80% of its assets in
                                                      securities.  The Fund invests              securities of
                                                      in equity securities of small-             medium-capitalization
                                                      and medium-capitalization                  companies, whereas the Strong
                                                      companies, though it may invest            Enterprise Fund invests at
                                                      in companies of any size. It               least 80% in equity securities,
                                                      focuses on companies that the              focusing on small- and medium-
                                                      manager believes are positioned            capitalization companies.
                                                      for rapid growth of revenue and   o        The WF Enterprise Fund may
                                                      earnings.  The Fund may also               invest up to 25% of its assets
                                                      invest up to 25% of its assets             in foreign securities through
                                                      in foreign securities.                     ADRs and similar investments,
                                                      Although the Fund may invest in            whereas the Strong Enterprise
                                                      any economic sector, at times              Fund may invest up to 25% of
                                                      it may emphasize one or more               its assets directly or
                                                      particular sectors.                        indirectly in foreign
                                                                                                 securities.
-------------------------- -------------------------- ---------------------------------
WF ENTERPRISE FUND (NEW) SEEKS LONG-TERM CAPITAL      THE FUND INVESTS AT LEAST 80%
                         APPRECIATION.                OF ITS ASSETS IN SECURITIES OF
                                                      MEDIUM-CAPITALIZATION
                                                      COMPANIES, WHICH ARE DEFINED AS
                                                      THOSE WITH MARKET
                                                      CAPITALIZATIONS WITHIN THE
                                                      RANGE OF COMPANIES COMPRISING
                                                      THE RUSSELL MIDCAP(R) INDEX.  THE
                                                      FUND MAY INVEST UP TO 25% OF
                                                      ITS ASSETS IN FOREIGN
                                                      SECURITIES THROUGH ADRS AND
                                                      SIMILAR INVESTMENTS.
-------------------------- -------------------------- --------------------------------- ------------------------------------------






-------------------------- -------------------------- --------------------------------- ------------------------------------------
       FUND NAMES          OBJECTIVES                 PRINCIPAL STRATEGIES              KEY DIFFERENCES
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Strong Florida Municipal  Seeks federal tax-exempt    The Fund is managed to provide        o Each Fund seeks federal tax-exempt
Money Market              current income, a stable    attractive yields and a stable
                                                                                                 current income, but
                           share price, and daily     share price of $1.00.  The Fund            the Strong Florida Municipal
                           liquidity, with shares     invests at least 80% of its                Money Market Fund also seeks to
                           exempt from the Florida    assets in high-quality,                    be exempt from the Florida
                           intangible personal        short-term debt securities                 intangible personal property
                           property tax.              whose income is exempt from                tax.
                                                      federal and Florida personal      o        The shares of the WF National
                                                      income tax, if any.  The Fund              Tax-Free Money Market Fund are
                                                      invests primarily in securities            not expected to be exempt from
                                                      issued by any state and its                the Florida intangible personal
                                                      municipalities, but may invest             property tax, whereas the
                                                      substantially in securities                shares of the Strong Florida
                                                      issued by Florida and its                  Municipal Money Market Fund are
                                                      municipalities. It is expected             expected to be exempt from such
                                                      that the Fund's shares will be             tax.
                                                      exempt from the Florida           o        The WF National Tax-Free Money
                                                      intangible personal property               Market Fund may invest in
                                                      tax.  The Fund invests in                  municipal securities rated in
                                                      securities whose income may be             the four highest categories by
                                                      subject to the AMT.                        nationally-recognized
                                                                                                 statistical  rating  organizations
                                                                                                 ("NRSROs") and unrated  securities
                                                                                                 deemed to be of  comparable
                                                                                                 quality,  which  includes  medium
                                                                                                 credit quality securities,  whereas
                                                                                                 the Strong Florida Municipal Money
                                                                                                 Market Fund  and  the  Strong
                                                                                                 Tax-Free  Money  Fund  invest
                                                                                                 primarily  in high-quality,
                                                                                                 short-term debt securities. The
                                                                                                 Strong Florida Municipal Money
                                                                                                 Market Fund also may invest
                                                                                                 substantially in securities issued
                                                                                                 by Florida and its municipalities
                                                                                                 with income exempt from federal anD
                                                                                                 Florida personal income tax.
                                                                                        o        The Strong Florida Municipal
                                                                                                 Money Market Fund may invest
                                                                                                 any percentage of its assets in
                                                                                                 securities whose income may be
                                                                                                 subject to the AMT, but the
                                                                                                 Strong Tax-Free Money Fund and
                                                                                                 the WF National Tax-Free Money
                                                                                                 Market Fund invest primarily in
                                                                                                 securities whose interest is
                                                                                                 exempt from federal income tax,
                                                                                                 including the AMT.

-------------------------- -------------------------- --------------------------------- ------------------------------------------
Strong  Tax-Free  Money Seeks federal  tax-exempt     The Fund is managed to provide
Fund                    current income,               a stable a stable share price of $1.00.
                        share price, and daily        The Fund invests at least 80%
                        liquidity.                    of its assets in short-term,
                                                      high-quality     municipal
                                                      obligations whose interest
                                                      is  exempt  from   federal
                                                      income tax,  including the
                                                      AMT.   Although  the  Fund
                                                      expects      to     invest
                                                      substantially  all  of its
                                                      assets in obligations that
                                                      are  exempt  from  federal
                                                      income tax,  including the
                                                      AMT,  the Fund may  invest
                                                      up to 20% of its assets in
                                                      taxable    securities   of
                                                      comparable  quality to its
                                                      investments  in  municipal
                                                      obligations,     including
                                                      U.S.            Government
                                                      securities,    bank    and
                                                      corporate obligations, and
                                                      short-term,  fixed  income
                                                      securities.  The  Fund may
                                                      also  invest any amount in
                                                      cash   or   taxable   cash
                                                      equivalents  to the extent
                                                      the manager  cannot obtain
                                                      suitable  obligations that
                                                      are  exempt  from  federal
                                                      income tax,  including the
                                                      AMT. The Fund  anticipates
                                                      that  substantially all of
                                                      the  income  that  it pays
                                                      will   be   exempt    from
                                                      federal     income    tax,
                                                      including the AMT.
-------------------------- -------------------------- --------------------------------- ------------------------------------------
WF NATIONAL TAX-FREE       SEEKS CURRENT INCOME       THE FUND INVESTS IN
MONEY MARKET FUND          EXEMPT FROM FEDERAL        INVESTMENT-GRADE MUNICIPAL
                           INCOME TAX.                SECURITIES.  THE FUND INVESTS
                                                      AT LEAST 80% OF ITS ASSETS
                                                      IN  MUNICIPAL   SECURITIES
                                                      THAT PAY  INTEREST  EXEMPT
                                                      FROM  FEDERAL  INCOME TAX,
                                                      INCLUDING    THE   FEDERAL
                                                      ALTERNATIVE   MINIMUM  TAX
                                                      (AMT).   WHILE   THE  FUND
                                                      RESERVES   THE   RIGHT  TO
                                                      INVEST  UP TO  20%  OF ITS
                                                      ASSETS    IN     MUNICIPAL
                                                      OBLIGATIONS    THAT    PAY
                                                      INTEREST     SUBJECT    TO
                                                      FEDERAL   INCOME   TAX  OR
                                                      FEDERAL   AMT,   BEGINNING
                                                      JANUARY  1,  2005,   UNDER
                                                      NORMAL MARKET  CONDITIONS,
                                                      THE FUND  INTENDS TO AVOID
                                                      INVESTING   IN   MUNICIPAL
                                                      OBLIGATIONS    THAT    PAY
                                                      INTEREST     SUBJECT    TO
                                                      FEDERAL  AMT. THE FUND MAY
                                                      INVEST    IN     MUNICIPAL
                                                      SECURITIES  RATED  IN  THE
                                                      FOUR    HIGHEST     CREDIT
                                                      CATEGORIES BY NRSROS,  AND
                                                      IN   UNRATED    SECURITIES
                                                      DEEMED   BY   THE   FUND'S
                                                      MANAGERS    TO    BE    OF
                                                      COMPARABLE QUALITY.
-------------------------- -------------------------- --------------------------------- ------------------------------------------






-------------------------- -------------------------- --------------------------------- ------------------------------------------
       FUND NAMES          OBJECTIVES                 PRINCIPAL STRATEGIES              KEY DIFFERENCES
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Strong Government          Seeks total return by      The Fund invests at least 80%     o        The principal difference
Securities Fund            investing for a high       of its assets in higher-quality            between the WF Government
                           level of current income    bonds issued by the U.S.                   Securities Fund and the Strong
                           with a moderate degree     Government or its agencies.                Government Securities Fund is
                           of share-price             The Fund may also invest up to             that the WF Government
                           fluctuation.               20% of its assets in U.S.                  Securities Fund is not
                                                      dollar-denominated foreign                 permitted to invest in foreign
                                                      securities.  The Fund's average            securities, whereas the Strong
                                                      effective maturity will                    Government Securities Fund may
                                                      normally be between three and              invest up to 20% of its assets
                                                      fifteen years.                             in U.S. dollar-denominated
                                                                                                 foreign securities.
-------------------------- -------------------------- --------------------------------- ------------------------------------------
WF GOVERNMENT  SECURITIES  SEEKS CURRENT  INCOME.  THE FUND INVESTS AT LEAST 80%
FUND (NEW)                                         OF ITS ASSETS IN U.S.
                                                   GOVERNMENT OBLIGATIONS AND
                                                   REPURCHASE AGREEMENTS
                                                   COLLATERALIZED BY U.S.
                                                   GOVERNMENT OBLIGATIONS.  THE
                                                   FUND'S AVERAGE EFFECTIVE
                                                   MATURITY WILL NORMALLY BE
                                                   BETWEEN THREE AND FIFTEEN YEARS.
-------------------------- -------------------------- --------------------------------- ------------------------------------------







------------------------- --------------------------- --------------------------------- ------------------------------------------
       FUND NAMES         OBJECTIVES                  PRINCIPAL STRATEGIES              KEY DIFFERENCES
------------------------- --------------------------- --------------------------------- ------------------------------------------
Strong Growth Fund        Seeks capital growth.       The Fund invests at least 65%     o        The WF Growth Fund invests at
                                                      of its assets in equity                    least 80% of its assets in
                                                      securities.  The Fund focuses              equity securities, whereas each
                                                      on equity securities of                    of the Strong Funds invests at
                                                      companies that its manager                 least 65% of its assets in
                                                      believes have superior                     equity securities.
                                                      prospects for dynamic growth of   o        The WF Growth Fund will tend to
                                                      revenues and/or earnings                   have substantially more
                                                      relative to earnings, cash                 holdings than the Strong Growth
                                                      flow, or asset value.  The Fund            20 Fund, which focuses on
                                                      focuses on companies that                  stocks of 20 to 30 companies.
                                                      dominate their market, are        o        The WF Growth Fund may invest
                                                      establishing a new market, or              up to 25% of its assets in
                                                      are undergoing dynamic change.             foreign securities through ADRs
                                                      The portfolio can include                  and similar investments,
                                                      stocks of any size. The Fund               whereas each of the Strong
                                                      may invest up to 25% of its                Growth Fund and the Strong
                                                      assets in foreign securities.              Growth 20 Fund may invest up to
                                                      Although the Fund can invest in            25% of its assets directly or
                                                      any economic sector, at times              indirectly in foreign
                                                      it may emphasize one or more               securities.
                                                      particular sectors.
------------------------- --------------------------- --------------------------------- ------------------------------------------
Strong Growth 20 Fund     Seeks capital growth.       The Fund invests at least 65%
                                                      of its assets in equity
                                                      securities. The Fund focuses on
                                                      equity securities of 20 to 30
                                                      companies that its manager
                                                      believes have favorable
                                                      prospects for above average and
                                                      sustainable growth earnings and
                                                      revenue. The portfolio can
                                                      include equity securities of
                                                      any size.  Although the Fund
                                                      can invest in any economic
                                                      sector, at times it may
                                                      emphasize one or more
                                                      particular sectors.  The Fund
                                                      may invest up to 25% of its
                                                      assets in foreign securities.
                                                      Because the Fund retains the
                                                      flexibility to invest in a
                                                      relatively small number of
                                                      stocks, it is also considered
                                                      to be non-diversified.
------------------------- --------------------------- --------------------------------- ------------------------------------------
WF GROWTH FUND (NEW)      SEEKS LONG-TERM CAPITAL     THE FUND INVESTS AT LEAST 80%
                          APPRECIATION.               OF ITS ASSETS IN EQUITY
                                                      SECURITIES. THE FUND MAY
                                                      INVEST UP TO 25% OF ITS ASSETS
                                                      IN FOREIGN SECURITIES THROUGH
                                                      ADRS AND SIMILAR INVESTMENTS.
------------------------- --------------------------- --------------------------------- ------------------------------------------






-------------------------- -------------------------- --------------------------------- ------------------------------------------
       FUND NAMES          OBJECTIVES                 PRINCIPAL STRATEGIES              KEY DIFFERENCES
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Strong Growth and Income   Seeks high total return      The Fund invests at least 65%    o       The WF Growth and Income Fund,
Fund                       by  investing  for capital   of its assets in                         like the
                           growth and income.           equity                                   Strong Large Cap Core
                                                        securities. The Fund focuses             Fund, invests at least 80% of
                                                        primarily on equity securities           its assets in
                                                        of large-capitalization,                 large-capitalization companies,
                                                        dividend-paying U.S. companies           whereas the Strong Growth and
                                                        that offer the potential for             Income Fund invests 65% of its
                                                        capital growth.  The Fund may            assets in equity securities
                                                        invest up to 25% of its assets           without regard to
                                                        in foreign securities.                   capitalization.  In addition,
                                                                                                 the WF Growth and Income Fund
                                                                                                 does not focus on
                                                                                                 dividend-paying U.S. companies.
                                                                                        o        The WF Growth and Income Fund
                                                                                                 seeks total return, comprised
                                                                                                 of capital appreciation and
                                                                                                 current income, which is
                                                                                                 substantially similar to the
                                                                                                 objective of the Strong Growth
                                                                                                 and Income Fund, but differs
                                                                                                 from that of the Strong Large
                                                                                                 Cap Core Fund, which seeks
                                                                                                 capital growth (without regard
                                                                                                 to income).
                                                                                        o        The WF Growth and Income Fund
                                                                                                 may invest up to 25% of its
                                                                                                 assets in foreign securities
                                                                                                 through ADRs and similar
                                                                                                 investments, whereas each of
                                                                                                 the Strong Growth and Income
                                                                                                 Fund and the Strong Large Cap
                                                                                                 Core Fund may invest up to 25%
                                                                                                 of its assets directly or
                                                                                                 indirectly in foreign
                                                                                                 securities.
                                                                                  o              The WF Growth  and  Income  Fund
                                                                                                 will  tend to have  fewer  holdings
                                                                                                 (30-40) than the Strong Growth and
                                                                                                 Income Fund (which  currently holds
                                                                                                 approximately 110 holdings).

-------------------------- -------------------------- --------------------------------- ------------------------------------------
Strong Large Cap Core      Seeks capital growth.      The Fund invests at least 80%
Fund                                                  of its assets in equity
                                                      securities              of
                                                      large-capitalization
                                                      companies.
                                                      Large-capitalization
                                                      companies  are  defined as
                                                      those   companies  with  a
                                                      market      capitalization
                                                      substantially  similar  to
                                                      that of  companies  in the
                                                      S&P 500  Index at the time
                                                      of  investment.  The  Fund
                                                      also       invests      in
                                                      medium-capitalization
                                                      companies.  The  portfolio
                                                      generally   holds   50  or
                                                      fewer stocks. The Fund may
                                                      invest  up to  25%  of its
                                                      assets     in      foreign
                                                      securities.
-------------------------- -------------------------- --------------------------------- ------------------------------------------
WF GROWTH AND INCOME       SEEKS TOTAL RETURN,        THE FUND INVESTS AT LEAST 80%
FUND (NEW)                 COMPRISED OF LONG-TERM     OF ITS ASSETS IN SECURITIES OF
                           CAPITAL APPRECIATION AND   LARGE-CAPITALIZATION COMPANIES,
                           CURRENT INCOME.            WHICH IS DEFINED AS COMPANIES
                                                      WITH                MARKET
                                                      CAPITALIZATIONS    OF   $3
                                                      BILLION OR MORE.  THE FUND
                                                      MAY  INVEST  UP TO  25% OF
                                                      ITS   ASSETS  IN   FOREIGN
                                                      SECURITIES   THROUGH  ADRS
                                                      AND SIMILAR INVESTMENTS.
-------------------------- -------------------------- --------------------------------- ------------------------------------------






-------------------------- -------------------------- --------------------------------- ------------------------------------------
       FUND NAMES          OBJECTIVES                 PRINCIPAL STRATEGIES              KEY DIFFERENCES
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Strong Heritage Money      Seeks current income, a    The Fund is managed to provide    o        There are no material
Fund                       stable share price, and    attractive yields and a stable             differences between the two
                           daily liquidity.           share price of $1.00.  The Fund            Funds because they have
                                                      invests in a portfolio of                  substantially similar
                                                      high-quality, short-term debt              investment objectives,
                                                      securities issued by                       principal strategies and
                                                      government-sponsored entities,             investment policies, and invest
                                                      corporations, and banks and                in substantially similar
                                                      other financial institutions.              investments, except that the WF
                                                                                                 Heritage  Money market Fund will
                                                                                                 place less  emphasis  than the
                                                                                                 Strong Heritage   Money  Market
                                                                                                 Fund  on   investments   in
                                                                                                 securities  of government-sponsored
                                                                                                 entities and  corporations,  and
                                                                                                 the WF Heritage Money Market Fund
                                                                                                 may invest  without  limit in
                                                                                                 securities of foreign issuers.

-------------------------- -------------------------- --------------------------------- ------------------------------------------
WF HERITAGE MONEY MARKET   SEEKS CURRENT INCOME,      THE PRINCIPAL STRATEGIES OF THE
FUND (NEW)                 WHILE PRESERVING CAPITAL   FUND ARE SUBSTANTIALLY SIMILAR
                           AND LIQUIDITY.             TO THOSE OF THE STRONG HERITAGE
                                                      MONEY FUND.
-------------------------- -------------------------- --------------------------------- ------------------------------------------






-------------------------- -------------------------- --------------------------------- ------------------------------------------
       FUND NAMES          OBJECTIVES                 PRINCIPAL STRATEGIES              KEY DIFFERENCES
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Strong High-Yield Bond     Seeks total return by      The Fund invests at least 80%     o        The WF High Income Fund
Fund                       investing for a high       of its assets in lower-quality,            seeks total return with a high
                           level of current income    high-yield bonds of corporate              level of current income,
                           and capital growth.        issuers (e.g., bonds rated from            whereas the Strong High-Yield
                                                      BB to C by S&P).  The Fund may             Bond Fund seeks total return by
                                                      invest up to 20% of its assets             investing for a high level of
                                                      in common stocks and securities            current income and capital
                                                      that are convertible into                  growth.
                                                      common stocks.  The Fund may      o        The WF High Income Fund may
                                                      also invest up to 30% of its               invest up to 30% of its assets
                                                      assets in foreign securities.              in dollar-denominated debt
                                                      The Fund may invest up to 10%              securities of foreign issuers,
                                                      of its assets in securities                whereas the Strong High-Yield
                                                      that are in default at the time            Bond Fund may invest up to 30%
                                                      of purchase. The Fund's average            of its assets directly or
                                                      effective maturity will                    indirectly in foreign
                                                      normally be between three years            securities.
                                                      and ten years.
-------------------------- -------------------------- --------------------------------- ------------------------------------------
WF HIGH INCOME FUND       SEEKS TOTAL  RETURN  WITH   THE FUND  INVESTS AT LEAST 80%
(NEW)                     A HIGH LEVEL OF CURRENT     OF ITS ASSETS IN CORPORATE DEBT
                          INCOME.                     SECURITIES THAT ARE BELOW
                                                      INVESTMENT GRADE.  THE FUND MAY
                                                      INVEST UP TO 30% OF ITS ASSETS
                                                      IN DOLLAR-DENOMINATED DEBT
                                                      SECURITIES OF FOREIGN ISSUERS
                                                      AND UP TO 10% OF ITS ASSETS IN
                                                      DEBT SECURITIES THAT ARE IN
                                                      DEFAULT AT THE TIME OF
                                                      PURCHASE.  THE FUND'S AVERAGE
                                                      EFFECTIVE MATURITY WILL
                                                      NORMALLY BE BETWEEN THREE AND
                                                      TEN YEARS.
-------------------------- -------------------------- --------------------------------- ------------------------------------------






-------------------------- ------------------------ --------------------------------- ------------------------------------------
       FUND NAMES          OBJECTIVES               PRINCIPAL STRATEGIES              KEY DIFFERENCES
-------------------------- ------------------------ --------------------------------- ------------------------------------------
Strong Index 500 Fund      Seeks to replicate as    The Fund invests all of its       o        The WF Index Fund may invest a
                           closely as               assets in a separate mutual                smaller percentage of its
                           practicable, before      fund, called the S&P 500 Index             assets in securities that
                           fees and expenses, the   Master Portfolio ("Master                  replicate the holdings of the
                           capitalization-weighted  Portfolio"), a series of Master            S&P 500 Index (at least 80%) as
                           total rate of return     Investment Portfolio that has a            compared with the Strong Index
                           of that portion of the   substantially similar                      500 Fund (at least 90%).
                           U.S. market for          investment objective.  The                 However, both seek to achieve
                           publicly traded common   Master Portfolio and the Fund              at least a 95% correlation,
                           stocks composed of the   pursue their objectives by                 before fees and expenses,
                           larger capitalization    investing in all of the                    between their returns and that
                           companies.               securities that make up the S&P            of the S&P 500 Index and both
                                                    500 Index in proportions that              typically invest substantially
                                                    match the weighting of the S&P             all of their assets in a way
                                                    500 Index.  The Master                     that replicates the holdings of
                                                    Portfolio invests at least 90%             the S&P 500 Index.
                                                    of its assets in the same
                                                    stocks and in substantially the
                                                    same percentages as the S&P 500
                                                    Index. The Master Portfolio
                                                    seeks to come within 95% of S&P
                                                    500 Index's return, before fees
                                                    and expenses, in falling as
                                                    well as rising markets.  It
                                                    does not seek to "beat" the
                                                    market it tracks.
-------------------------- ------------------------ --------------------------------- ------------------------------------------
WF INDEX FUND              SEEKS TO REPLICATE THE   THE FUND IS A GATEWAY FUND THAT
                           TOTAL RETURN OF THE      INVESTS ITS ASSETS IN A MASTER
                           S&P 500 INDEX, BEFORE    PORTFOLIO WITH A SUBSTANTIALLY
                           FEES AND EXPENSES.       SIMILAR INVESTMENT OBJECTIVE
                                                    AND INVESTMENT STRATEGIES. THE
                                                    FUND INVESTS AT LEAST 80% OF
                                                    ITS ASSETS IN A DIVERSIFIED
                                                    PORTFOLIO OF EQUITY SECURITIES
                                                    DESIGNED TO REPLICATE THE
                                                    HOLDINGS AND THE WEIGHTINGS OF
                                                    THE STOCKS LISTED IN THE S&P
                                                    500 INDEX, AND ATTEMPTS TO
                                                    ACHIEVE AT LEAST A 95%
                                                    CORRELATION BETWEEN THE
                                                    PERFORMANCE OF THE S&P 500
                                                    INDEX AND THE FUND'S INVESTMENT
                                                    RESULTS, BEFORE FEES AND
                                                    EXPENSES. THIS CORRELATION IS
                                                    SOUGHT REGARDLESS OF MARKET
                                                    CONDITIONS.
-------------------------- ------------------------ --------------------------------- ------------------------------------------






-------------------------- -------------------------- --------------------------------- ------------------------------------------
       FUND NAMES          OBJECTIVES                 PRINCIPAL STRATEGIES              KEY DIFFERENCES
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Strong Intermediate        Seeks total return by      The Fund invests at least 80%     o        The WF Intermediate Tax-Free
Municipal Bond Fund        investing for a high       of its assets in municipal                 Fund invests at least 80% of
                           level of federally         bonds, including                           its assets in municipal
                           tax-exempt current         intermediate-term, higher- and             securities exempt from the
                           income.                    medium-quality municipal                   federal AMT, whereas the Strong
                                                      bonds.  The Fund may invest up             Intermediate Municipal Bond
                                                      to 15% of its assets in                    Fund is not subject to any
                                                      securities that are of lower               percentage restriction on its
                                                      quality (e.g., high-yield or               investments in securities that
                                                      junk bonds).  The Fund may also            are subject to the federal AMT.
                                                      invest up to 20% of its assets
                                                      in taxable securities of
                                                      comparable quality to its
                                                      investments in municipal
                                                      obligations, including U.S.
                                                      Government     securities,
                                                      bank     and     corporate
                                                      obligations,           and
                                                      short-term,   fixed-income
                                                      securities.    The    Fund
                                                      typically   maintains   an
                                                      average effective maturity
                                                      between   three   and  ten
                                                      years.
-------------------------- -------------------------- --------------------------------- ------------------------------------------
WF INTERMEDIATE TAX-FREE   SEEKS CURRENT INCOME       THE FUND INVESTS AT LEAST 80%
FUND (NEW)                 EXEMPT FROM FEDERAL        OF ITS ASSETS IN MUNICIPAL
                           INCOME TAX.                SECURITIES THAT PAY INTEREST
                                                      EXEMPT FROM FEDERAL INCOME TAX
                                                      AND FEDERAL AMT.  THE FUND MAY
                                                      INVEST UP TO 15% OF ITS ASSETS
                                                      IN BELOW INVESTMENT-GRADE
                                                      SECURITIES.  THE FUND TYPICALLY
                                                      MAINTAINS AN AVERAGE EFFECTIVE
                                                      MATURITY BETWEEN THREE AND TEN
                                                      YEARS.
-------------------------- -------------------------- --------------------------------- ------------------------------------------






------------------------- -------------------------- ------------------------------- ------------------------------------------
       FUND NAMES         OBJECTIVES                 PRINCIPAL STRATEGIES            KEY DIFFERENCES
------------------------- -------------------------- ------------------------------- ------------------------------------------
Strong Large Cap Growth   Seeks capital growth.      The Fund invests at least 80%   o        The Funds define their
Fund                                                 of its assets in equity                  capitalization ranges
                                                     securities of                            differently.  The WF Large Cap
                                                     large-capitalization                     Growth Fund defines
                                                     companies that its managers              large-capitalization companies
                                                     believe offer the potential              as those with market
                                                     for capital growth. The Fund             capitalizations of $3 billion
                                                     defines large capitalization             or more, whereas the Strong
                                                     companies as those with                  Large Cap Growth Fund defines
                                                     market capitalizations                   large-capitalization companies
                                                     substantially similar to                 as those with market
                                                     those of companies in the S&P            capitalizations substantially
                                                     500 Index at the time of                 similar to those of companies
                                                     investment. The Fund may                 in the S&P 500 Index at the
                                                     invest at least 25% of its               time of investment, which may,
                                                     assets in foreign                        at times, set a minimum that is
                                                     securities.  Although the                higher or lower than $3 billion.
                                                     Fund can invest in any          o        The WF Large Cap Growth Fund
                                                     economic sector, at times it             may invest up to 25% of its
                                                     may emphasize one or more                assets in foreign securities
                                                     particular sectors.                      through ADRs and similar
                                                                                              investments, whereas the Strong Large
                                                                                              Cap Growth Fund may invest up to
                                                                                              25% of its assets directly or
                                                                                              indirectly in foreign securities.

------------------------- -------------------------- ------------------------------- ------------------------------------------
WF LARGE CAP GROWTH       SEEKS LONG-TERM CAPITAL    THE FUND INVESTS AT LEAST 80%
Fund (NEW)                APPRECIATION.              OF ITS ASSETS IN SECURITIES
                                                     OF LARGE-CAPITALIZATION
                                                     COMPANIES, WHICH ARE DEFINED
                                                     AS THOSE WITH MARKET
                                                     CAPITALIZATIONS OF $3 BILLION
                                                     OR MORE. THE FUND MAY INVEST
                                                     UP TO 25% OF ITS ASSETS IN
                                                     FOREIGN SECURITIES THROUGH
                                                     ADRS AND SIMILAR
                                                     INVESTMENTS.
------------------------- -------------------------- ------------------------------- ------------------------------------------






-------------------------- -------------------------- --------------------------------- ------------------------------------------
       FUND NAMES          OBJECTIVES                 PRINCIPAL STRATEGIES              KEY DIFFERENCES
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Strong Large Company       Seeks total return by      The Fund invests at least 80%     o        The [WF CAPITAL GROWTH
Growth Fund                investing for capital      of its assets in securities of             FUND] seeks long-term capital
                           growth and income.         large-capitalization companies             appreciation, whereas the
                                                      that its managers believe offer            Strong Large Company Growth
                                                      the potential for above-average            Fund seeks total return by
                                                      earnings growth, which may                 investing for capital growth
                                                      include income-producing equity            and income and the Strong
                                                      securities.                                Endeavor Fund seeks capital
                                                      Large-capitalization companies             growth.
                                                      are defined as those with a       o        The [WF CAPITAL GROWTH
                                                      market capitalization                      FUND] and Strong Large Company
                                                      substantially similar to that              Growth Fund define their
                                                      of companies in the S&P 500                capitalization ranges
                                                      Index at the time of                       differently.  The [WF CAPITAL
                                                      investment.  Although the Fund             GROWTH FUND] defines
                                                      may invest in any economic                 large-capitalization companies
                                                      sector, at times it may                    as those with market
                                                      emphasize one or more                      capitalizations of $3 billion
                                                      particular sectors.  The Fund              or more, whereas the Strong
                                                      may invest up to 25% of its                Large Company Growth Fund
                                                      assets in foreign securities.              defines large-capitalization
                                                                                               companies as those with a market
                                                                                               capitalization  substantially similar
                                                                                                  to that of companies  in the S&P
                                                                                                  500 Index,  which may, at times
                                                                                                  set a minimum that is higher or
                                                                                                  lower than $3 billion.
                                                                                        o        The [WF CAPITAL GROWTH
                                                                                                 FUND] invests principally (at
                                                                                                 least 80%) in
                                                                                                 large-capitalization
                                                                                                 securities, whereas the Strong
                                                                                                 Endeavor Fund invests primarily
                                                                                                 in large-capitalization
                                                                                                 companies, but also invests in
                                                                                                 small- and
                                                                                                 medium-capitalization companies.
                                                                                        o        The [WF CAPITAL GROWTH
                                                                                                 FUND] may invest up to 25% of
                                                                                                 its assets in foreign
                                                                                                 securities through ADRs and
                                                                                                 similar investments, whereas
                                                                                                 each of the Strong Large
                                                                                                 Company Growth Fund and Strong
                                                                                                 Endeavor Fund may invest up to
                                                                                                 25% of its assets directly or
                                                                                                 indirectly in foreign
                                                                                                 securities.
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Strong Endeavor Fund       Seeks capital growth.      The Fund invests at least 65%
                                                      of its assets in equity
                                                      securities.  The Fund focuses
                                                      on equity securities of
                                                      companies that its managers
                                                      believe have above-average
                                                      earnings growth prospects.  The
                                                      Fund invests primarily in
                                                      large-capitalization companies,
                                                      but also invests in small- and
                                                      medium-capitalization
                                                      companies. Although the Fund
                                                      may invest in any economic
                                                      sector, at times it may
                                                      emphasize one or more
                                                      particular sectors.  The Fund
                                                      may invest up to 25% of its
                                                      assets in foreign securities.
-------------------------- -------------------------- --------------------------------- ------------------------------------------
WF CAPITAL GROWTH     SEEKS LONG-TERM CAPITAL         THE FUND INVESTS AT LEAST 80%
FUND (NEW)            APPRECIATION.                   OF ITS ASSETS IN SECURITIES OF
                                                      LARGE-CAPITALIZATION
                                                      COMPANIES,    WHICH    ARE
                                                      DEFINED   AS  THOSE   WITH
                                                      MARKET  CAPITALIZATIONS OF
                                                      $3  BILLION  OR MORE.  THE
                                                      FUND MAY  INVEST UP TO 25%
                                                      OF ITS  ASSETS IN  FOREIGN
                                                      SECURITIES   THROUGH  ADRS
                                                      AND SIMILAR INVESTMENTS.
-------------------------- -------------------------- --------------------------------- ------------------------------------------






-------------------------- -------------------------- --------------------------------- ------------------------------------------
       FUND NAMES          OBJECTIVES                 PRINCIPAL STRATEGIES              KEY DIFFERENCES
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Strong Life Stage Series   Seeks capital growth.      The Fund invests substantially    o        The WF Life Stage - Aggressive
- Aggressive Portfolio                                all of its assets in a group of            Portfolio seeks capital
                                                      the Strong Family of Funds                 appreciation with a secondary
                                                      (Underlying Funds).  The                   emphasis on current income,
                                                      Underlying Funds have different            whereas the Strong Life Stage
                                                      allocations of stocks, bonds,              Series - Aggressive Portfolio
                                                      and cash reflecting varying                seeks capital growth.
                                                      degrees of potential investment   o        The WF Life Stage - Aggressive
                                                      risk and reward. The Fund                  Portfolio invests its assets in
                                                      expects to allocate 80% of its             other WF Funds and other
                                                      assets to stocks and 20% of its            portfolios managed by Funds
                                                      assets to bonds.                           Management.
-------------------------- -------------------------- --------------------------------- ------------------------------------------
WF LIFE STAGE -            SEEKS CAPITAL              THE FUND INVESTS IN AFFILIATED
AGGRESSIVE PORTFOLIO       APPRECIATION WITH A        FUNDS. IT INVESTS 80% OF ITS
(NEW)                      SECONDARY EMPHASIS ON      ASSETS IN STOCK FUNDS AND 20%
                           CURRENT INCOME.            OF ITS ASSETS IN BOND FUNDS.
-------------------------- -------------------------- --------------------------------- ------------------------------------------






-------------------------- -------------------------- --------------------------------- ------------------------------------------
       FUND NAMES          OBJECTIVES                 PRINCIPAL STRATEGIES              KEY DIFFERENCES
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Strong Life Stage Series  Seeks total return by      The Fund invests  substantially   o The WF Life Stage - Conservative  Portfolio
-Conservative Portfolio   income and secondarily     the Strong Family of Funds           seeks a combination of current income
                          for capital growth.        (Underlying Funds).  The             and capital appreciation,
                                                      Underlying Funds have different     whereas the Strong Life Stage
                                                      allocations of stocks, bonds,       Series - Conservative Portfolio
                                                      and cash reflecting varying         seeks total return by investing
                                                      degrees of potential investment     primarily for income and
                                                      risk and reward. The Fund           secondarily for capital growth.
                                                      expects to allocate 40% of its    o The WF Life Stage -Conservative
                                                      assets to stocks and 60% of its     Portfolio invests its assets in
                                                      assets to bonds.                    other WF Funds and other
                                                                                          portfolios managed by Funds
                                                                                          Management.
-------------------------- -------------------------- --------------------------------- ------------------------------------------
WF LIFE STAGE -            SEEKS A COMBINATION OF     THE FUND INVESTS IN AFFILIATED
CONSERVATIVE PORTFOLIO     CURRENT INCOME AND         FUNDS.  IT INVESTS 40% OF ITS
(NEW)                      CAPITAL APPRECIATION.      ASSETS IN STOCK FUNDS AND 60%
                                                      OF ITS ASSETS IN BOND FUNDS.
-------------------------- -------------------------- --------------------------------- ------------------------------------------






-------------------------- -------------------------- --------------------------------- ------------------------------------------
       FUND NAMES          OBJECTIVES                 PRINCIPAL STRATEGIES              KEY DIFFERENCES
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Strong Life Stage Series   Seeks total return by      The Fund invests  substantially    o The Funds have slightly investing
- Moderate Portfolio                                  all of its assets in a group         different investment
                           capital growth and         of the Strong Family of Funds        objectives.  The WF Life Stage
                           secondarily for income.    (Underlying Funds).  The             - Moderate Portfolio seeks a
                                                      Underlying Funds have different       combination of capital
                                                      allocations of stocks, bonds,         appreciation and current
                                                      and cash reflecting varying           income, whereas the Strong Life
                                                      degrees of potential investment       Stage Series - Moderate
                                                      risk and reward. The Fund             Portfolio seeks total return by
                                                      expects to allocate 60% of its        investing primarily for capital
                                                      assets to stocks and 40% of its       growth and secondarily for
                                                      assets to bonds.                      income.
                                                                                           o The WF Life Stage - Moderate  Portfolio
                                                                                           invests  its assets in other WF Funds and
                                                                                           other portfolios managed by Funds
                                                                                           Management.

-------------------------- -------------------------- --------------------------------- ------------------------------------------
WF LIFE STAGE - MODERATE   SEEKS A COMBINATION OF     THE FUND INVESTS IN AFFILIATED
PORTFOLIO (NEW)            CAPITAL APPRECIATION AND   FUNDS.  IT INVESTS 60% OF ITS
                           CURRENT INCOME.            ASSETS IN STOCK FUNDS AND ITS
                                                      40% OF ITS ASSETS IN BOND FUNDS.
-------------------------- -------------------------- --------------------------------- ------------------------------------------






------------------------- --------------------------- --------------------------------- ------------------------------------------
       FUND NAMES         OBJECTIVES                  PRINCIPAL STRATEGIES              KEY DIFFERENCES
------------------------- --------------------------- --------------------------------- ------------------------------------------
Strong Mid Cap            Seeks capital growth.       The Fund invests at least 80%     o        There are no material
Disciplined Fund                                      of its assets in equity                    differences between the two
                                                      securities of                              Funds because they have
                                                      medium-capitalization companies            substantially similar
                                                      that the Fund's manager                    investment objectives,
                                                      believes present attractive                principal strategies and
                                                      opportunities but have not been            investment policies, and invest
                                                      widely recognized by investment            in substantially similar
                                                      analysts or the financial                  investments.
                                                      press.  The Fund defines
                                                      "medium-capitalization
                                                      companies" as companies whose
                                                      market capitalization is
                                                      substantially similar to that
                                                      of companies in the Russell Mid
                                                      Cap(R) Index at the time of
                                                      investment. The Fund may invest
                                                      up to 25% of its assets in
                                                      foreign securities. Although
                                                      the Fund can invest in any
                                                      economic sector, at times it
                                                      may emphasize one or more
                                                      particular sectors.
------------------------- --------------------------- --------------------------------- ------------------------------------------
WF MID CAP DISCIPLINED    SEEKS LONG-TERM CAPITAL     THE PRINCIPAL STRATEGIES OF THE
FUND (NEW)                APPRECIATION.               FUND ARE SUBSTANTIALLY SIMILAR
                                                      TO THOSE OF THE STRONG MID CAP
                                                      DISCIPLINED FUND.
------------------------- --------------------------- --------------------------------- ------------------------------------------






-------------------------- -------------------------- --------------------------------- ------------------------------------------
       FUND NAMES          OBJECTIVES                 PRINCIPAL STRATEGIES              KEY DIFFERENCES
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Strong Minnesota           Seeks total return by      The Fund invests at least 95%     o        The WF Minnesota Tax-Free Fund
Tax-Free Fund              investing for a high       of its assets in municipal                 has slightly more flexibility
                           level of current income    obligations whose interest is              to vary its average portfolio
                           that is exempt from        exempt from federal and                    maturity than does the Strong
                           federal and Minnesota      Minnesota personal income                  Minnesota Tax-Free Fund and
                           personal income taxes.     taxes, and at least 80% of its             normally maintains a longer
                                                      assets in municipal obligations            weighted maturity.
                                                      whose interest is exempt from     o        Although the WF Minnesota
                                                      the federal alternative minimum            Tax-Free Fund is required to
                                                      tax ("AMT").  The Fund invests             invest at least 80% of its
                                                      at least 65% of its assets in              assets in municipal securities
                                                      higher- and medium-quality                 that pay interest exempt from
                                                      securities.  The Fund may                  federal income tax and
                                                      invest up to 25% of its assets             Minnesota individual income tax
                                                      in securities that are of lower            and the Strong Minnesota
                                                      quality (e.g., high-yield or               Tax-Free Fund is required to
                                                      junk bonds). The Fund may                  invest at least 95% in such
                                                      invest up to 25% of its assets             securities, the WF Minnesota
                                                      in industrial development bonds            Tax-Free Fund is currently
                                                      ("IDBs"), which may be in                  managed so that at least 95% of
                                                      related industries or with                 the income generated by the
                                                      related issuers, and up to 25%             Fund is exempt from Minnesota
                                                      of its assets in municipal                 individual income tax.
                                                      leases.  The Fund typically       o        The WF Minnesota Tax-Free Fund
                                                      maintains an average effective             generally invests 5% or less in
                                                      maturity between five and                  IDBs, whereas the Strong
                                                      twenty years.                              Minnesota Tax-Free Fund may
                                                                                                 invest up to 25% of its assets
                                                                                                 in IDBs, and up to 25% of its
                                                                                                 assets in municipal leases.

-------------------------- -------------------------- --------------------------------- ------------------------------------------
WF MINNESOTA TAX- FREE     SEEKS A HIGH LEVEL OF      THE FUND INVESTS AT LEAST 80%
FUND                       CURRENT INCOME EXEMPT      OF ITS ASSETS IN MUNICIPAL
                           FROM FEDERAL INCOME TAX    SECURITIES THAT PAY INTEREST
                           AND MINNESOTA INDIVIDUAL   EXEMPT FROM FEDERAL INCOME TAX
                           INCOME TAX, WITHOUT        AND MINNESOTA INDIVIDUAL INCOME
                           ASSUMING UNDUE RISK.       TAX.  THE FUND IS CURRENTLY
                                                      MANAGED  SO THAT AT  LEAST
                                                      95%    OF    THE    INCOME
                                                      GENERATED  BY THE  FUND IS
                                                      EXEMPT   FROM    MINNESOTA
                                                      INDIVIDUAL INCOME TAX. THE
                                                      FUND MAY  INVEST UP TO 25%
                                                      OF  ITS  ASSETS  IN  BELOW
                                                      INVESTMENT-GRADE MUNICIPAL
                                                      SECURITIES.  THERE  ARE NO
                                                      RESTRICTIONS ON THE FUND'S
                                                      AVERAGE          PORTFOLIO
                                                      MATURITY.   HOWEVER,   THE
                                                      FUND'S     DOLLAR-WEIGHTED
                                                      AVERAGE MATURITY  NORMALLY
                                                      WILL  BE  GREATER  THAN 10
                                                      YEARS,  AND COULD REACH OR
                                                      EXCEED 20 YEARS.
-------------------------- -------------------------- --------------------------------- ------------------------------------------






-------------------------- -------------------------- --------------------------------- ------------------------------------------
       FUND NAMES          OBJECTIVES                 PRINCIPAL STRATEGIES              KEY DIFFERENCES
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Strong Money Market Fund   Seeks current income, a    The Fund is managed to provide    o        The two Funds have
                           stable share price, and    attractive yields and a stable             substantially similar
                           daily liquidity.           share price of $1.00.  The Fund            investment objectives,
                                                      invests in a portfolio of                  principal strategies and
                                                      high-quality, short-term debt              investment policies, and invest
                                                      securities issued by                       in substantially similar
                                                      governments and their agencies,            investments, except that the WF
                                                      corporations, and banks and                Money Market Fund may invest
                                                      other financial institutions.              without limit in obligations of
                                                                                                 foreign issuers.
-------------------------- -------------------------- --------------------------------- ------------------------------------------
WF MONEY MARKET FUND       SEEKS CURRENT INCOME,      THE FUND INVESTS 100% OF ITS
                           WHILE PRESERVING CAPITAL   ASSETS IN HIGH-QUALITY,
                           AND LIQUIDITY.             SHORT-TERM MONEY MARKET
                                                      INSTRUMENTS. THE FUND MAY
                                                      INVEST WITHOUT LIMITATION IN
                                                      HIGH-QUALITY, SHORT-TERM
                                                      OBLIGATIONS OF FOREIGN ISSUERS.
-------------------------- -------------------------- --------------------------------- ------------------------------------------






-------------------------- -------------------------- --------------------------------- ------------------------------------------
       FUND NAMES          OBJECTIVES                 PRINCIPAL STRATEGIES              KEY DIFFERENCES
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Strong Municipal Money     Seeks federal tax-exempt   The Fund is managed to provide    o        There are no material
Market Fund                current income, a stable   attractive yields and a stable             differences between the two
                           share price, and daily     share price of $1.00.  The Fund            Funds because they have
                           liquidity.                 invests at least 80% of its                substantially similar
                                                      assets in municipal                        investment objectives,
                                                      securities.  The Fund invests              principal strategies and
                                                      in a portfolio of high-quality,            investment policies, and invest
                                                      short-term debt securities                 in substantially similar
                                                      primarily issued by states and             investments, except that the WF
                                                      their political subdivisions,              Municipal Money Market Fund may
                                                      such as municipalities.  The               invest up to 35% of its total
                                                      Fund invests in municipal bonds            assets in securities of issuers
                                                      whose interest may be subject              in any one state and the Strong
                                                      to the AMT.                                Municipal Money Market Fund has
                                                                                                 no stated limit.
-------------------------- -------------------------- --------------------------------- ------------------------------------------
WF MUNICIPAL MONEY         SEEKS CURRENT INCOME       THE FUND INVESTS 100% OF TOTAL
Market FUND (NEW)          EXEMPT FROM FEDERAL        ASSETS IN HIGH-QUALITY,
                           INCOME TAX, WHILE          SHORT-TERM MONEY MARKET
                           PRESERVING CAPITAL AND     INSTRUMENTS OF DOMESTIC AND
                           LIQUIDITY.                 FOREIGN ISSUERS.  THESE INCLUDE
                                                      NEGOTIABLE CERTIFICATES OF
                                                      DEPOSIT, BANK NOTES, BANKERS'
                                                      ACCEPTANCES, FOREIGN BRANCHES
                                                      OF U.S. BANKS, FOREIGN BANKS
                                                      AND THEIR NON-U.S. BRANCHES,
                                                      U.S. BRANCHES OF FOREIGN BANKS,
                                                      AND WHOLLY-OWNED BANKING
                                                      RELATED SUBSIDIARIES OF FOREIGN
                                                      BANKS.
-------------------------- -------------------------- --------------------------------- ------------------------------------------







------------------------- --------------------------- --------------------------------- ------------------------------------------
       FUND NAMES         OBJECTIVES                  PRINCIPAL STRATEGIES              KEY DIFFERENCES
------------------------- --------------------------- --------------------------------- ------------------------------------------
Strong Opportunity Fund   Seeks capital growth.       The Fund invests at least 70%     o        The two Funds have
                                                      of its assets in equity                    substantially similar
                                                      securities.  The Fund invests              investment objectives,
                                                      primarily in equity securities             principal strategies and
                                                      of medium-capitalization                   investment policies, and invest
                                                      companies that the Fund's                  in substantially similar
                                                      managers believe are                       investments, except that the WF
                                                      underpriced, yet have                      Opportunity Fund invests at
                                                      attractive growth prospects.               least 80% of its assets in
                                                      The Fund may invest up to 25%              equity securities, whereas the
                                                      of its assets in foreign                   Strong Opportunity Fund invests
                                                      securities.                                at least 70% of its assets in
                                                                                                 equity securities.
------------------------- --------------------------- --------------------------------- ------------------------------------------
WF OPPORTUNITY FUND       SEEKS LONG-TERM CAPITAL     THE FUND INVESTS AT LEAST 80%
(NEW)                     APPRECIATION.               OF ITS ASSETS IN EQUITY
                                                      SECURITIES. THE FUND MAY
                                                      INVEST UP TO 25% OF ITS ASSETS
                                                      IN FOREIGN SECURITIES.
------------------------- --------------------------- --------------------------------- ------------------------------------------






-------------------------- -------------------------- --------------------------------- ------------------------------------------
       FUND NAMES          OBJECTIVES                 PRINCIPAL STRATEGIES              KEY DIFFERENCES
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Strong Overseas Fund       Seeks capital growth.      The Fund invests at least 80%     o        The two Funds have
                                                      of its assets in equity                    substantially similar
                                                      securities of companies                    investment objectives,
                                                      incorporated in ten or more                principal strategies and
                                                      foreign countries, which may               investment policies, and invest
                                                      include stocks from emerging               in substantially similar
                                                      markets.  Stocks chosen for                investments, except that the
                                                      inclusion in the Fund share                [WF OVERSEAS FUND] is not
                                                      similar characteristics, such              required to invest in companies
                                                      as an industry leadership                  from at least ten foreign
                                                      position, innovative products              countries.
                                                      and services, balance sheet       o        The [WF OVERSEAS FUND] is
                                                      strength, and management teams             allowed to apply more flexible
                                                      with demonstrated effectiveness            criteria than the Strong
                                                      in a competitive global                    Overseas Fund in determining
                                                      environment.                               whether a security is a
                                                                                                  non-U.S. security.
-------------------------- -------------------------- --------------------------------- ------------------------------------------
[WF OVERSEAS FUND] (NEW)   SEEKS LONG-TERM CAPITAL    THE FUND INVESTS AT LEAST 80%
                           APPRECIATION.              OF ITS ASSETS IN NON-U.S.
                                                      SECURITIES.    THE    FUND
                                                      FOCUSES ON COMPANIES  WITH
                                                      STRONG  GROWTH   POTENTIAL
                                                      AND   THAT    OFFER   GOOD
                                                      RELATIVE   VALUES.   THESE
                                                      COMPANIES  TYPICALLY  HAVE
                                                      DISTINCT       COMPETITIVE
                                                      ADVANTAGES,     HIGH    OR
                                                      IMPROVING    RETURNS    ON
                                                      INVESTED  CAPITAL,  AND  A
                                                      POTENTIAL   FOR   POSITIVE
                                                      EARNINGS   SURPRISE.   THE
                                                      FUND   MAY    INVEST    IN
                                                      EMERGING MARKETS.
-------------------------- -------------------------- --------------------------------- ------------------------------------------






-------------------------- -------------------------- --------------------------------- ------------------------------------------
       FUND NAMES          OBJECTIVES                 PRINCIPAL STRATEGIES              KEY DIFFERENCES
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Strong Short-Term Bond     Seeks total return by      The Fund invests at least 80%     o        The principal strategies and
Fund                       investing for a high       of its assets in bonds,                    investment approach of the WF
                           level of current income    including short- and                       Short-Term Bond Fund are
                           with a low degree of       intermediate-term corporate,               substantially similar to those
                           share-price fluctuation.   mortgage- and asset-backed, and            of the Strong Short-Term Bond
                                                      U.S.  Government  (and its
                                                      Fund.
                                                      agencies) bonds.  The Fund        o        The WF Short-Term Bond Fund may
                                                      invests at least 75% of its                invest a portion of its assets
                                                      assets in higher- and                      in lower quality securities (up
                                                      medium-quality bonds (e.g.,                to 25%) as compared with the
                                                      bonds rated BBB and higher by              Strong Short-Term Income Fund
                                                      S&P).  The Fund may also invest            (0% in lower-quality
                                                      up to 25% of its assets in                 securities).
                                                      lower-quality, high-yield bonds   o        The WF Short-Term Bond Fund may
                                                      (e.g., bonds rated BB to C by              invest up to 25% of its assets
                                                      S&P). The Fund may also invest             in dollar-denominated debt
                                                      up to 30% of its assets in                 securities of foreign issuers,
                                                      foreign securities.  The Fund's            whereas each of the Strong
                                                      average effective maturity will            Short-Term Bond Fund and the
                                                      normally be three years or                 Strong Short-Term Income Fund
                                                      less.                                      may invest up to 30% of its
                                                                                                 assets in foreign securities.
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Strong Short-Term Income   Seeks total return by      The Fund invests 100% of its
Fund                       investing for a high       assets in investment-grade
                           level of current income.   securities (including
                                                      investment-grade corporate,
                                                      mortgage- and asset-backed, and
                                                      U.S. Government and its
                                                      agencies' bonds), and other
                                                      investment-grade obligations.
                                                      Investment-grade securities are
                                                      securities rated in the higher
                                                      quality categories to those
                                                      rated in the medium-quality
                                                      category (e.g., securities
                                                      rated AAA to BBB by S&P). The
                                                      Fund may also invest up to 30%
                                                      of its assets in foreign
                                                      securities. The Fund's average
                                                      effective maturity will
                                                      normally be three years or less.
-------------------------- -------------------------- --------------------------------- ------------------------------------------
WF SHORT-TERM BOND FUND    SEEKS CURRENT INCOME       THE FUND INVESTS AT LEAST 80%
(NEW)                      CONSISTENT WITH CAPITAL    OF ITS ASSETS IN DEBT
                           PRESERVATION.              SECURITIES.  THE FUND INVESTS
                                                      UP TO 25% OF ITS ASSETS IN
                                                      BELOW INVESTMENT-GRADE DEBT
                                                      SECURITIES.  THE FUND MAY
                                                      INVEST UP TO 25% OF ITS ASSETS
                                                      IN DOLLAR-DENOMINATED DEBT
                                                      SECURITIES OF FOREIGN ISSUERS.
                                                      THE FUND'S AVERAGE EFFECTIVE
                                                      MATURITY WILL NORMALLY BE THREE
                                                      YEARS OR LESS.

-------------------------- -------------------------- --------------------------------- ------------------------------------------






-------------------------- -------------------------- --------------------------------- ------------------------------------------
       FUND NAMES          OBJECTIVES                 PRINCIPAL STRATEGIES              KEY DIFFERENCES
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Strong Short-Term High     Seeks total return by      The Fund invests at least 80%     o        The two Funds have
Yield Bond Fund            investing for a high       of its assets in short- and                substantially similar
                           level of current income    intermediate-term,                         investment objectives,
                           with a moderate degree     lower-quality, high-yield bonds            principal strategies and
                           of share-price             (e.g., bonds rated BB through C            investment policies, and invest
                           fluctuation.               by S&P) of corporate issuers.              in substantially similar
                                                      The Fund invests primarily in              investments, except that the WF
                                                      debt obligations rated BB                  Short-Term High Yield Bond Fund
                                                      through B by S&P.  The Fund may            may invest up to 25% of its
                                                      also invest up to 30% of its               assets in dollar-denominated
                                                      assets in foreign securities.              debt securities of foreign
                                                      The Fund's average effective               issuers, whereas the Strong
                                                      maturity will normally be three            Short-Term High Yield Bond Fund
                                                      years or less.                             may invest up to 30% of its
                                                                                                 assets in foreign securities.
-------------------------- -------------------------- --------------------------------- ------------------------------------------
WF  SHORT-TERM HIGH YIELD SEEKS TOTAL RETURN WITH     THE FUND INVESTS AT LEAST 80%
BOND FUND (NEW)           HIGH LEVEL OF CURRENT       OF ITS ASSETS IN BELOW
                          INCOME.                     INVESTMENT-GRADE CORPORATE DEBT
                                                      SECURITIES.  THE FUND MAY
                                                      INVEST UP TO 25% OF ITS ASSETS
                                                      IN DOLLAR-DENOMINATED DEBT
                                                      SECURITIES OF FOREIGN ISSUERS.
                                                      THE FUND'S AVERAGE EFFECTIVE
                                                      MATURITY WILL NORMALLY BE THREE
                                                      YEARS OR LESS.
-------------------------- -------------------------- --------------------------------- ------------------------------------------






-------------------------- -------------------------- --------------------------------- ------------------------------------------
       FUND NAMES          OBJECTIVES                 PRINCIPAL STRATEGIES              KEY DIFFERENCES
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Strong Short-Term          Seeks total return by      The Fund invests at least 80%     o        The principal strategies and
Municipal Bond Fund        investing for a high       of its assets in municipal                 investment approach of the WF
                           level of federally         bonds.  It invests primarily in            Short-Term Municipal Bond Fund
                           tax-exempt current         short- and intermediate-term               are substantially similar to
                           income with a low degree   municipal bonds, and invests at            those of the Strong Short-Term
                           of share-price             least 85% of its assets in                 Municipal Bond Fund.
                           fluctuation.               higher- and medium-quality        o        The WF Short-Term Municipal
                                                      securities.  The Fund may                  Bond Fund may invest a much
                                                      invest up to 15% of its assets             smaller percentage of its
                                                      in securities that are of lower            assets in lower quality
                                                      quality. The Fund may also                 securities (up to 15%) than the
                                                      invest up to 20% of its assets             Strong Short-Term High Yield
                                                      in taxable securities of                   Municipal Fund (at least 65% in
                                                      comparable quality to its                  medium-and lower- quality
                                                      investments in municipal                   securities).
                                                      obligations, including U.S.
                                                      Government     securities,
                                                      bank     and     corporate
                                                      obligations,           and
                                                      short-term,   fixed-income
                                                      securities.    The    Fund
                                                      typically   maintains   an
                                                      average effective maturity
                                                      of three years or less.
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Strong Short-Term High     Seeks total return by      The Fund invests at least 80%
Yield Municipal Fund       investing for a high       of its assets in municipal
                           level of federally         bonds, and invests primarily in
                           tax-exempt current         short-term and
                           income with a moderate     intermediate-term municipal
                           degree of share-price      bonds.  The Fund invests at
                           fluctuation.               least 65% of its assets in
                                                      medium- and  lower-quality
                                                      securities          (e.g.,
                                                      securities    rated    BBB
                                                      through  C by  Standard  &
                                                      Poor (S&P)).  The Fund may
                                                      also  invest  up to 20% of
                                                      its   assets  in   taxable
                                                      securities  of  comparable
                                                      credit   quality   to  its
                                                      investments  in  municipal
                                                      obligations including U.S.
                                                      Government     securities,
                                                      bank     and     corporate
                                                      obligations,   and   other
                                                      fixed  income  securities.
                                                      The     Fund     typically
                                                      maintains    an    average
                                                      effective    maturity   of
                                                      three years or less.
-------------------------- -------------------------- --------------------------------- ------------------------------------------
WF SHORT-TERM MUNICIPAL    SEEKS CURRENT INCOME       THE FUND INVESTS AT LEAST 80%
BOND FUND (NEW)            EXEMPT FROM FEDERAL        OF ITS ASSETS IN MUNICIPAL
                           INCOME TAX CONSISTENT      SECURITIES THAT PAY INTEREST
                           WITH CAPITAL               EXEMPT FROM FEDERAL INCOME TAX,
                           PRESERVATION.              BUT NOT NECESSARILY THE FEDERAL
                                                      AMT.    THE   FUND   SEEKS
                                                      CURRENT  INCOME WITH A LOW
                                                      DEGREE   OF    SHARE-PRICE
                                                      FLUCTUATION.    THE   FUND
                                                      INVESTS  UP TO  15% OF ITS
                                                      ASSETS       IN      BELOW
                                                      INVESTMENT-GRADE      DEBT
                                                      SECURITIES.    THE    FUND
                                                      TYPICALLY   MAINTAINS   ON
                                                      AVERAGE EFFECTIVE MATURITY
                                                      OF THREE YEARS OR LESS.
-------------------------- -------------------------- --------------------------------- ------------------------------------------






-------------------------- -------------------------- --------------------------------- ------------------------------------------
       FUND NAMES          OBJECTIVES                 PRINCIPAL STRATEGIES              KEY DIFFERENCES
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Strong Small/Mid Cap       Seeks capital growth.      The Fund invests at least 80%     o        The two Funds have
Value Fund                                            of its assets in equity                    substantially similar
                                                      securities of small- and                   investment objectives,
                                                      medium-capitalization companies            principal strategies and
                                                      that the Fund's manager                    investment policies, and invest
                                                      believes are undervalued                   in substantially similar
                                                      relative to the market based on            investments, except that the WF
                                                      earnings, cash flows, or asset             Small/Mid Cap Value Fund
                                                      value. The Fund defines                    defines small- and
                                                      "small-capitalization                      medium-capitalization companies
                                                      companies" and                             by reference to the Russell Mid
                                                      "medium-capitalization                     Cap Index, whereas the Strong
                                                      companies" as companies with a             Small/Mid Cap Value Fund
                                                      market capitalization                      defines them by reference to
                                                      substantially similar to that              the Russell 2000(R) Index and
                                                      of companies in the Russell                Russell Midcap(R) Growth Index,
                                                      2000(R) Index and Russell Midcap(R)            respectively.
                                                      Growth Index, respectively, at
                                                      the time of investment.
                                                      Although   the   Fund  may
                                                      invest  in  any   economic
                                                      sector,  at  times  it may
                                                      emphasize   one  or   more
                                                      particular  sectors.   The
                                                      Fund may  invest up to 30%
                                                      of its  assets in  foreign
                                                      securities.
-------------------------- -------------------------- --------------------------------- ------------------------------------------
WF SMALL/MID CAP VALUE     SEEKS LONG-TERM CAPITAL    THE FUND INVESTS AT LEAST 80%
FUND (NEW)                 APPRECIATION.              OF ITS ASSETS IN SECURITIES OF
                                                      SMALL-                 AND
                                                      MEDIUM-CAPITALIZATION
                                                      COMPANIES,    WHICH    ARE
                                                      DEFINED   AS  THOSE   WITH
                                                      MARKET     CAPITALIZATIONS
                                                      EQUAL TO OR LOWER THAN THE
                                                      COMPANY  WITH THE  LARGEST
                                                      MARKET  CAPITALIZATION  IN
                                                      THE  RUSSELL MID CAP INDEX
                                                      AT THE  TIME OF  PURCHASE.
                                                      THE FUND MAY  INVEST UP TO
                                                      30%  OF  ITS   ASSETS   IN
                                                      FOREIGN SECURITIES.
-------------------------- -------------------------- --------------------------------- ------------------------------------------






-------------------------- -------------------------- --------------------------------- ------------------------------------------
       FUND NAMES          OBJECTIVES                 PRINCIPAL STRATEGIES              KEY DIFFERENCES
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Strong Small Company       Seeks capital growth.      The Fund invests at least 80%     o        There are no material
Value Fund                                            of its assets in equity                    differences between the two
                                                      securities of                              Funds because they have
                                                      small-capitalization companies             substantially similar
                                                      that the Fund's manager                    investment objectives,
                                                      believes present attractive                principal strategies and
                                                      opportunities but have not been            investment policies, and invest
                                                      widely recognized by investment            in substantially similar
                                                      analysts or the financial                  investments.
                                                      press. The Fund defines
                                                      "small-capitalization
                                                      companies" as companies whose
                                                      market capitalization is
                                                      substantially similar to that
                                                      of companies in the Russell
                                                      2500 TM Index at the time of
                                                      investment.  The Fund may
                                                      invest up to 25% of its assets
                                                      in foreign securities.
                                                      Although   the   Fund  may
                                                      invest  in  any   economic
                                                      sector,  at  times  it may
                                                      emphasize   one  or   more
                                                      particular sectors.
-------------------------- -------------------------- --------------------------------- ------------------------------------------
-------------------------- -------------------------- --------------------------------- ------------------------------------------
[WF SMALL CAP DISCIPLINED  SEEKS LONG-TERM CAPITAL    THE PRINCIPAL STRATEGIES OF THE
FUND] (NEW)                APPRECIATION.              FUND ARE SUBSTANTIALLY SIMILAR
                                                      TO THOSE OF THE STRONG SMALL
                                                      COMPANY VALUE FUND.
-------------------------- -------------------------- --------------------------------- ------------------------------------------






-------------------------- -------------------------- --------------------------------- ------------------------------------------
       FUND NAMES          OBJECTIVES                 PRINCIPAL STRATEGIES              KEY DIFFERENCES
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Strong Ultra Short-Term    Seeks current income       The Fund invests at least 75%     o        The WF Ultra Short-Term Income
Income Fund                with a very low degree     of its assets in higher- and               Fund may invest up to 25% of
                           of share-price             medium-quality securities.  The            its assets in
                           fluctuation.               Fund invests primarily in very             dollar-denominated debt
                                                      short-term, corporate, and                 securities of foreign issuers,
                                                      mortgage- and asset-backed                 whereas the Strong Ultra
                                                      bonds.  The Fund may invest up             Short-Term Income Fund may
                                                      to 30% of its assets in foreign            invest up to 30% of its assets
                                                      securities.  The Fund's average            in foreign securities.
                                                      effective maturity is usually
                                                      one year or less.
-------------------------- -------------------------- --------------------------------- ------------------------------------------
WF ULTRA SHORT-TERM        SEEKS CURRENT INCOME       THE FUND INVESTS AT LEAST 80%
INCOME FUND (NEW)          CONSISTENT WITH CAPITAL    OF ITS ASSETS IN
                           PRESERVATION.              INCOME-PRODUCING DEBT
                                                      SECURITIES,  AND UP TO 25%
                                                      OF  ITS  ASSETS  IN  BELOW
                                                      INVESTMENT-GRADE      DEBT
                                                      SECURITIES.  THE  FUND MAY
                                                      INVEST  UP TO  25%  OF ITS
                                                      ASSETS     IN      DOLLAR-
                                                      DENOMINATED           DEBT
                                                      SECURITIES    OF   FOREIGN
                                                      ISSUERS.     THE    FUND'S
                                                      AVERAGE EFFECTIVE MATURITY
                                                      IS  USUALLY  ONE  YEAR  OR
                                                      LESS.
-------------------------- -------------------------- --------------------------------- ------------------------------------------






-------------------------- -------------------------- --------------------------------- ------------------------------------------
       FUND NAMES          OBJECTIVES                 PRINCIPAL STRATEGIES              KEY DIFFERENCES
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Strong Ultra Short-Term    Seeks federal tax-exempt   The Fund invests at least 80%     o        There are no material
Municipal Income Fund      current income with a      of its assets in municipal                 differences between the two
                           very low degree of         securities.  The Fund invests              Funds because they have
                           share-price fluctuation.   primarily in very short-term               substantially similar
                                                      municipal securities and                   investment objectives,
                                                      invests at least 90% of its                principal strategies and
                                                      assets in higher- and                      investment policies, and invest
                                                      medium-quality securities.  The            in substantially similar
                                                      Fund's average effective                   investments.
                                                      maturity is usually one year or
                                                      less.
-------------------------- -------------------------- --------------------------------- ------------------------------------------
WF ULTRA SHORT-TERM        SEEKS CURRENT INCOME       THE PRINCIPAL STRATEGIES OF THE
MUNICIPAL INCOME FUND      EXEMPT FROM FEDERAL        FUND ARE SUBSTANTIALLY SIMILAR
(NEW)                      INCOME TAX CONSISTENT      TO THOSE OF THE STRONG ULTRA
                           WITH CAPITAL               SHORT-TERM MUNICIPAL INCOME
                           PRESERVATION.              FUND.
-------------------------- -------------------------- --------------------------------- ------------------------------------------






-------------------------- -------------------------- --------------------------------- ------------------------------------------
       FUND NAMES          OBJECTIVES                 PRINCIPAL STRATEGIES              KEY DIFFERENCES
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Strong Wisconsin           Seeks total return by      The Fund invests at least 80%     o        There are no material
Tax-Free Fund              investing for a high       of its assets in municipal                 differences between the two
                           level of current income    obligations whose interest is              Funds because they have
                           that is exempt from        exempt from federal and                    substantially similar
                           federal and Wisconsin      Wisconsin personal income                  investment objectives,
                           personal income taxes.     taxes, including the federal               principal strategies and
                                                      alternative minimum tax (AMT).             investment policies, and invest
                                                      It invests at least 65% of its             in substantially similar
                                                      assets in higher- and                      investments.
                                                      medium-quality securities.  The
                                                      Fund may also invest up to 25%
                                                      of its assets in securities
                                                      that are of lower quality
                                                      (e.g., high yield or junk
                                                      bonds).  The Fund may also
                                                      invest up to 20% of its assets
                                                      in taxable securities of
                                                      comparable quality to its
                                                      investments in municipal
                                                      obligations, including U.S.
                                                      Government     securities,
                                                      bank     and     corporate
                                                      obligations,           and
                                                      short-term,   fixed-income
                                                      securities. Also, the Fund
                                                      may  invest  up to  25% of
                                                      its  assets in  industrial
                                                      development  bonds,  which
                                                      may    be    in    related
                                                      industries or with related
                                                      issuers,  and up to 25% of
                                                      its  assets  in  municipal
                                                      leases. The Fund typically
                                                      maintains    an    average
                                                      effective maturity between
                                                      five and twenty years.
-------------------------- -------------------------- --------------------------------- ------------------------------------------
WF WISCONSIN  TAX-FREE    SEEKS TOTAL RETURN WITH      THE PRINCIPAL  STRATEGIES OF THE
FUND (NEW)                A HIGH LEVEL OF CURRENT      FUND ARE SUBSTANTIALLY SIMILAR
                          INCOME EXEMPT FROM           TO THOSE OF THE STRONG
                          FEDERAL INCOME TAX AND       WISCONSIN TAX-FREE FUND.
                          WISCONSIN INDIVIDUAL
                          INCOME TAX.
-------------------------- -------------------------- --------------------------------- ------------------------------------------

COMMON AND SPECIFIC RISK CONSIDERATIONS

         Because of the similarities in investment objectives and policies, the Acquired Funds and the Acquiring Funds are, for the most part, subject to substantially similar investment risks. The following discussion describes the principal risks that may affect the Funds' portfolios as a whole, and compares the principal risks associated with each Acquired Fund and its corresponding Acquiring Fund (in bold print). Information regarding the specific risks for each Fund, including which of the principal risks described below are applicable to each Fund, may be found below, as well as in the prospectus for each Acquired Fund and Exhibit C for the Acquiring Funds. Each Fund, except the Strong Index 500 Fund, Strong Life Stage Series - Aggressive Portfolio, Strong Life Stage Series - Conservative Portfolio, Strong Life Stage Series - Moderate Portfolio, and WF Index Fund, is actively managed. There is no guarantee that the investment techniques and risk analyses used by each Fund's managers will produce the desired results. An investment in a Fund is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

         ACTIVE TRADING. Funds that have an active trading investment strategy have a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains or losses.

         DEBT SECURITIES. Funds that invest in debt securities, such as notes and bonds, may be subject to credit risk, interest rate risk and maturity risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund's portfolio, including U.S. Government or municipal obligations. Maturity risk is the risk that debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in a Fund, unless the securities have adjustable or variable rate features, which can reduce the effect of interest rate changes on the value of those securities. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, and affect their value and the return on your investment.

         DERIVATIVES. When derivatives are used by a Fund to hedge its exposure on a different security or asset, there may be the risk to the Fund that movement in the value of the derivative and the hedged security or asset are not perfectly matched at all times (correlation risk). When investing in futures, the Fund may be also exposed to the risk that the future value of the underlying asset (e.g., security or commodity) may be higher or lower than the agreed sale or purchase price, respectively, by the Fund (margin risk). When the Fund writes put and call options, the Fund may be also exposed to the risk of future declines (in the case of a written put option) or future increases (in the case of a written call option) in the value of the underlying asset which the Fund has agreed to purchase or sell, respectively (cover risk). When purchasing options, the Fund may be exposed to the potential loss of the option purchase price (premium risk). To the extent required by law, Funds using derivatives will cover resulting financial risks (including writing put and call options) either by holding the underlying assets, purchasing or selling offsetting positions, or designating liquid assets to cover such financial exposure. Derivatives (especially derivatives created in the "over-the-counter" market) are generally illiquid (liquidity risk), and the market for derivatives is largely unregulated. The use of derivatives may not always be a successful strategy, and using them could lower a Fund's return.

         EQUITY SECURITIES. Funds that invest in equity securities may be subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of stock and certain individual stocks selected for a Fund's portfolio may underperform or decline in value more than the overall market. Therefore, when you sell your investment, you may receive more or less money than you originally invested. Growth style stocks are selected in part based on their prospects for future earnings, which may not be realized. Also, there is no guarantee that stocks selected as "undervalued" using a value style approach will perform as expected. Funds that invest in small - and medium-capitalization companies ("smaller companies"), in foreign investments (including investments made through ADRs and similar investments), and in emerging markets may be subject to additional risks, including less liquidity and greater price volatility. Smaller companies may have more limited product lines, markets and financial resources, and more aggressive capital structures than large-capitalization companies ("larger companies"), and may be involved in rapidly growing or changing industries and/or new technologies. Stocks of smaller companies tend to be more volatile, have lower trading volume, and be less liquid than larger companies' stocks; and smaller companies generally have higher failure rates than larger companies.

         FOREIGN SECURITIES. A Fund's investments in foreign and emerging market securities also may be subject to special risks associated with international investing, including those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently than U.S. markets. Emerging market securities typically present greater exposure to these same risks and can present additional risks, such as social unrest and political upheaval, which can make them more volatile than investments in more established foreign markets. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies thereby reducing their earnings potential. Direct investment in foreign securities involves exposure to other risks, including those related to fluctuations in foreign currency exchange rates, withholding or other taxes, trade settlement, custodial and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. Indirect investments in foreign securities, through ADRs and similar investments, involve exposure to all the foreign securities risks discussed above, except for the additional risks described for direct investments in foreign companies.

         HIGH-YIELD SECURITIES. High-yield securities are debt securities that are in low or below investment-grade categories, or are unrated or in default at the time of purchase (sometimes referred to as "junk bonds"). Such securities may have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and may be more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated or unrated debt securities may be less liquid and more difficult to value than higher-rated securities.

         MORTGAGE- AND ASSET-BACKED SECURITIES. Funds that invest in mortgage- and asset-backed securities may be subject to additional risks besides interest rate risk and credit risk. Mortgage-backed securities may not be guaranteed by the U.S. Treasury. Mortgage- and asset-backed securities are subject to prepayment acceleration and extension risk, either of which can reduce the rate of return on a portfolio. Asset-backed securities also are subject to the risk of default on the underlying assets, particularly during periods of economic downturn.

         MUNICIPAL SECURITIES. Funds that invest in municipal securities are subject to the risk that economic, business, or political developments may affect the ability of municipal issuers, obligors, and guarantors to repay principal and to make interest payments. In addition, municipal leases contain non-appropriation clauses under which the municipality may elect annually not to appropriate for future lease payments. This right of non-appropriation creates a non-payment risk for the Fund. To reduce risks created by non-appropriation, the Fund's managers try to invest in municipal leases involving essential public-use projects from creditworthy municipalities. To the extent the Fund invests in issuers that finance similar types of municipal projects and obligors whose principal business activities are in the same types of municipal projects (such as projects involving community development, education, healthcare, hospitals, industrial development, pollution control, retirement and assisted living centers, single- and multi-family low income housing, and energy production), it is subject to the risks from the effects of economic, political, tax law, or business developments related to these types of municipal projects. These risks include, but are not limited to, proposed federal or state legislation affecting these types of municipal projects, pending or final court decisions relating to municipal projects or their financing, shortages of or price increases in materials needed for the municipal projects, and declining markets or need for these municipal projects.

         SECTOR. To the extent the Fund invests in a particular sector, it is subject to the risks of that sector. Returns in an economic sector may trail returns from other economic sectors. As a group, sectors tend to go through cycles of doing better or worse than the securities market in general. These periods may last several years. In addition, the sectors that dominate the market will change over time. For more information on sector risk, consult the Fund's SAIs.

         STRIPPED SECURITIES. Certain of the Funds may purchase Treasury receipts, securities of government-sponsored enterprises and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. The stripped securities these Funds may purchase are issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks, corporations and other institutions at a discount to their face value. These Funds may not purchase stripped mortgage-backed securities. The stripped securities purchased by the Funds generally are structured to make a lump-sum payment at maturity and do not make periodic payments of principal or interest. Hence, the duration of these securities tends to be longer and they are therefore more sensitive to interest rate fluctuations than similar securities that offer periodic payments over time. The stripped securities purchased by the Funds are not subject to prepayment or extension risk. These Funds may purchase participations in trusts that hold U.S. Treasury securities or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

         U.S. GOVERNMENT OBLIGATIONS. The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"). Payment of principal and interest on U.S. Government Obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government Obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

STRONG ASIA PACIFIC FUND/WF ASIA PACIFIC FUND

         Because the WF Asia Pacific Fund will follow substantially similar investment policies and restrictions as the Strong Asia Pacific Fund, there are no material differences in the risks associated with investing in the Funds, except to the extent the WF Asia Pacific Fund's more flexible definition of Asia Pacific Basin securities allows it to choose from a broader array of securities. Both Funds are primarily subject to the risks associated with investments in equity securities and foreign securities, as described above. In addition, because both funds' investments are focused in a single region, their shares are likely to fluctuate more than funds that invest in a broader range of countries.

STRONG BALANCED FUND/WF BALANCED FUND

         Both Funds are primarily subject to the risks associated with active trading and investments in both equity securities and debt securities, as described above. Because the Strong Balanced Fund has the right to invest up to 35% of its assets in below investment-grade debt securities, it may be subject to greater high-yield securities risk than the WF Balanced Fund, which may invest only up to 10% of its assets in such securities. In addition, both Funds may be subject to the risks associated with investments in foreign securities. While each Fund may invest up to 25% of its assets in foreign securities, the WF Balanced Fund may only invest in such securities through ADRs and similar investments, thus the WF Balanced Fund is not exposed to the additional risks associated with direct investments in foreign securities. The Funds also may be subject to risks associated with the use of derivatives, as described above.

STRONG CORPORATE BOND FUND/WF CORPORATE BOND FUND

         Because the WF Corporate Bond Fund will follow substantially similar investment policies and restrictions as the Strong Corporate Bond Fund, there are no material differences in the risks associated with investing in the Funds. Both Funds are primarily subject to the risks associated with active trading and investments in debt securities, U.S. government obligations, high-yield securities, mortgage- and asset-backed securities, and stripped securities as described above. In addition, the Funds may be subject to the risks associated with investments in foreign securities. While the WF Corporate Bond Fund may invest a similar percentage of its assets in foreign securities (up to 25%) as compared to the Strong Corporate Bond Fund (up to 30%), the WF Corporate Bond Fund may only invest in dollar-denominated debt securities of foreign issuers, thus minimizing any exposure to foreign currency risk. The Funds also may be subject to risks associated with the use of derivatives, as described above.

STRONG DISCOVERY FUND/WF DISCOVERY FUND

         Both Funds are primarily subject to the risks associated with active trading and investments in equity securities and foreign securities, as described above. The Funds are also subject to the risks associated with investing in smaller companies. In addition, the Funds are subject to the risks associated with investments in foreign securities. While each Fund may invest up to 25% of its assets in foreign securities, the WF Discovery Fund may only invest in such securities through ADRs and similar investments, thus the Fund is not exposed to the additional risks associated with direct investments in foreign securities.

STRONG DIVIDEND INCOME FUND/STRONG ENERGY FUND/STRONG DOW 30 VALUE FUND/WF DIVIDEND INCOME FUND

         All four of these Funds are primarily subject to the risks associated with equity securities, as described above. Also, because the Strong Energy Fund concentrates its investments in the energy sector and related sectors and the Strong Dow 30 Value Fund invests in the 30 blue-chip companies that make up the Dow Jones Industrial Average (DJIA), both Funds may be subject to greater risk than more diversified funds, such as the WF Dividend Income Fund, because of the impact (positive or negative) that developments affecting the energy sector or blue-chip companies, respectively, could have on their respective portfolios.

         The Strong Dividend Income Fund, Strong Energy Fund, and WF Dividend Income Fund are also subject to the risk of investments in smaller companies. The Strong Dow 30 Value Fund is also subject to the risks associated with active trading. In addition, the WF Dividend Income Fund, Strong Dividend Income Fund and Strong Energy Fund may be subject to the risks associated with investments in foreign securities. While the WF Dividend Income Fund may invest a similar percentage of its assets in foreign securities (up to 25%) as compared to the Strong Dividend Income Fund (up to 30%) and the Strong Energy Fund (up to 25%), the WF Dividend Income Fund may only invest in foreign securities through ADRs and similar investments, decreasing its exposure to the additional risks associated with direct investments in foreign securities.

STRONG ENTERPRISE FUND/WF ENTERPRISE FUND

         Both Funds may be subject to equity securities and active trading risks, as described above. In addition, both Funds may be subject to the risks associated with investing in smaller companies. Because the Strong Enterprise Fund has more flexibility to invest in smaller companies it may have a higher risk profile. In addition, the Funds may be subject to the risks associated with investments in foreign securities. While each Fund may invest up to 25% of its assets in foreign securities, the WF Enterprise Fund may only invest in such securities through ADRs and similar investments, thus the Fund is not exposed to the additional risks associated with direct investments in foreign securities.

STRONG FLORIDA MUNICIPAL MONEY MARKET FUND/STRONG TAX-FREE MONEY FUND/WF NATIONAL TAX-FREE MONEY MARKET FUND

         All three of these Funds are primarily subject to the risks associated with investments in debt securities and municipal securities, as described above. All of the Funds seek to preserve the value of shareholders' investments by maintaining a stable net asset value of $1.00 per share, however, there is no guarantee that any of the Funds will be able to do so. Because all of the Funds maintain portfolios with short maturities, each may be subject to less interest rate risk than funds with portfolios comprised of securities with longer maturities. The Funds may be also subject to the risks associated with investments in U.S. Government obligations.

         Because the Strong Florida Municipal Money Market Fund invests substantially all of its assets in obligations of Florida issuers, it may be particularly susceptible to risks associated with the economic conditions in the State of Florida that could affect Florida municipal securities. For example, the Florida economy is based on agriculture, construction, and tourism industries, and adverse conditions affecting those industries could have a disproportionate impact on Florida municipal securities. The WF National Tax-Free Money Market Fund and Strong Tax-Free Money Fund are diversified among many states and thus may be less vulnerable to economic conditions in any one state.

STRONG GOVERNMENT SECURITIES FUND/WF GOVERNMENT SECURITIES FUND
         Because the WF Government Securities Fund will follow substantially similar investment policies and restrictions as the Strong Government Securities Fund, there are no material differences in the risks associated with investing in the Funds, except as noted here. While both Funds are primarily subject to the risks associated with active trading and investments in debt securities, mortgage- and asset-backed securities, stripped securities, and U.S. Government obligations, as described above, the Strong Government Securities Fund is also subject to some foreign securities risk. The WF Government Securities Fund is not permitted to invest in foreign securities, whereas the Strong Government Securities Fund may invest up to 20% of its assets in dollar-denominated foreign securities. The Funds also may be subject to risks associated with the use of derivatives, as described above.

STRONG GROWTH FUND/STRONG GROWTH 20 FUND/WF GROWTH FUND

         All three of these Funds are primarily subject to the risks associated with investments in equity securities and active trading, as described above. The WF Growth Fund will tend to have substantially more holdings than the Strong Growth 20 Fund (20 to 30), thus decreasing the risk associated with focusing on a smaller number of holdings.

         In addition, the Funds may be subject to the risks associated with investments in foreign securities. While each Fund may invest up to 25% of its assets in foreign securities, the WF Growth Fund may only invest in such securities through ADRs and similar investments, thus the Fund is not exposed to the additional risks associated with direct investments in foreign securities. The Funds also may be subject to risks associated with the use of derivatives, as described above.

STRONG GROWTH AND INCOME  FUND/STRONG  LARGE CAP CORE FUND/WF  GROWTH AND INCOME
FUND

         All three of these Funds are primarily subject to the risks associated with investments in equity securities, as described above. The Strong Growth and Income Fund and the Strong Large Cap Core Fund also are subject to the risk of active trading. The Strong Large Cap Core Fund is also subject to the risks of investments in smaller companies. The WF Growth and Income Fund will tend to have fewer holdings (30 to 40) than the Strong Growth and Income Fund (which currently holds approximately 110 holdings), thus increasing the risk associated with focusing on a smaller number of holdings.

         In addition, the Funds may be subject to the risks associated with investments in foreign securities. While each Fund may invest up to 25% of its assets in foreign securities, the WF Growth and Income Fund may only invest in such securities through ADRs and similar investments, thus the Fund is not exposed to the additional risks associated with direct investments in foreign securities.

STRONG HERITAGE MONEY FUND/WF HERITAGE MONEY MARKET FUND

         Both Funds seek to preserve the value of shareholders' investments by maintaining a stable net asset value of $1.00 per share, however, there is no guarantee that either Fund will be able to do so. Both Funds may be subject to the risks associated with debt securities, municipal securities, and U.S.
Government obligations, as described above. Because both Funds maintain portfolios with short maturities, each may be subject to less interest rate risk than funds with portfolios comprised of securities with longer maturities. In addition, the WF Heritage Money Market Fund may invest without limitation in high-quality, short-term obligations of foreign issuers. Foreign obligations may be subject to additional risks, as described above.

STRONG HIGH-YIELD BOND FUND/WF HIGH INCOME FUND

         Because the WF High Income Fund will follow substantially similar investment policies and restrictions as the Strong High-Yield Bond Fund, there are no material differences in the risks associated with investing in the Funds. Both Funds are primarily subject to the risks associated with active trading and investments in debt securities, U.S. government obligations, stripped securities, and high yield securities, as described above. In addition, the Funds may be subject to the risks associated with investments in foreign securities. While each Fund may invest up to 30% of its assets in foreign securities, the WF High Income Fund may only invest in dollar-denominated debt securities of foreign issuers, thus minimizing exposure to foreign currency risk. The Funds also may be subject to risks associated with the use of derivatives, as described above.

STRONG INDEX 500 FUND/WF INDEX FUND

         Because the WF Index Fund will follow substantially similar investment policies, strategies and restrictions as the Strong Index 500 Fund, there are no material differences in the risks associated with investing in the Funds. The Funds are primarily subject to the risks associated with investment in equity securities. Further, because both Funds seek to replicate the S&P 500 Index by investing substantially all of their assets in separate master portfolios that invest in all of the securities that make up the S&P 500 Index in proportions that match the weighting of the S&P 500 Index, the Funds will be subject to the risk that the S&P 500 Index performs unfavorably or underperforms the market as a whole. As a result, it is possible that the Funds could have poor investment results even if they are closely tracking the S&P 500 Index because, under normal circumstances, the master portfolio's securities will not be sold except to reflect additions or deletions of the stocks that comprise the S&P 500 Index, or as may be necessary to raise cash to pay Fund shareholders who sell Fund shares. The Funds also may be subject to risks associated with the use of derivatives, as described above.

STRONG INTERMEDIATE MUNICIPAL BOND FUND/WF INTERMEDIATE TAX-FREE FUND

         Both Funds invest in similar securities and have similar risks, except that the WF Intermediate Tax-Free Fund invests at least 80% of its assets in municipal securities exempt from the federal AMT, whereas the Strong Intermediate Municipal Bond Fund is not subject to a percentage limit on its investments in securities that are subject to the federal AMT. Each Fund is primarily subject to the risks associated with active trading and investments in debt securities and high yield securities, as described above.

STRONG LARGE CAP GROWTH FUND/WF LARGE CAP GROWTH FUND

         Both Funds are primarily subject to the risks associated with investments in equity securities, sector investments, and active trading, as described above. In addition, the Funds may be subject to the risks associated with investments in foreign securities. While each Fund may invest up to 25% of its assets in foreign securities, the WF Large Cap Growth Fund may only invest in such securities through ADRs and similar investments, thus the Fund is not exposed to the additional risks associated with direct investments in foreign securities. The Funds also may be subject to risks associated with the use of derivatives, as described above.

STRONG LARGE COMPANY GROWTH  FUND/STRONG  ENDEAVOR FUND/[WF CAPITAL GROWTH
FUND]

         All three of these Funds are primarily subject to the risks associated with investments in equity securities, sector investments, as well as active trading risk, as described above. All of the Funds invest primarily in the securities of larger companies, and the Strong Endeavor Fund also invests in smaller companies. In addition, the Funds may be subject to the risks associated with investments in foreign securities. While each Fund may invest up to 25% of its assets in foreign securities, the [WF CAPITAL GROWTH FUND] may only invest in such securities through ADRs and similar investments, thus the Fund is not exposed to the additional risks associated with direct investments in foreign securities.

STRONG LIFE STAGE SERIES-AGGRESSIVE PORTFOLIO/WF LIFE STAGE-AGGRESSIVE PORTFOLIO

         There are no material differences in the risks associated with investing in these Funds. Because the Strong Life Stage Series-Aggressive Portfolio and the WF Life Stage-Aggressive Portfolio invest in both stock funds and bond funds, they are primarily subject to the risks associated with investments in equity securities and debt securities, as described above. The Portfolios will also be indirectly subject to the specific risks of the underlying funds in which they invest.

STRONG LIFE STAGE SERIES-MODERATE PORTFOLIO/WF LIFE STAGE-MODERATE PORTFOLIO

         There are no material differences in the risks associated with investing in these Funds. Because the Strong Life Stage Series-Moderate Portfolio and the WF Life Stage-Moderate Portfolio invest in both stock funds and bond funds, they are primarily subject to the risks associated with investments in equity securities and debt securities, as described above. The Portfolios will also be indirectly subject to the specific risks of the underlying funds in which they invest.

STRONG LIFE STAGE SERIES-CONSERVATIVE PORTFOLIO/WF LIFE STAGE-CONSERVATIVE PORTFOLIO

         There are no material differences in the risks associated with investing in these Funds. Because the Strong Life Stage Series-Conservative Portfolio and the WF Life Stage-Conservative Portfolio invest in both stock funds and bond funds, they are primarily subject to the risks associated with investments in both equity securities and debt securities, as described above. The Portfolios will also be indirectly subject to the specific risks of the underlying funds in which they invest.

STRONG MID CAP DISCIPLINED FUND/WF MID CAP DISCIPLINED FUND

         Because the WF Mid Cap Disciplined Fund will follow substantially similar investment policies and restrictions as the Strong Mid Cap Disciplined Fund, there are no material differences in the risks associated with investing in the Funds. Both Funds are primarily subject to the risks associated with active trading, sector investments, and investments in equity securities, as described above. In addition, both Funds may be subject to the risks associated with investing in smaller companies. The Funds may be also subject to the risks associated with investments in foreign securities. Both Funds are subject to an express limitation on the amount they may invest in foreign securities (up to 25%). The Funds also may be subject to risks associated with the use of derivatives, as described above.

STRONG MINNESOTA TAX-FREE FUND/WF MINNESOTA TAX-FREE FUND

         Both Funds invest in similar securities and have similar risks. The Funds are primarily subject to the risks associated with active trading and investments in debt securities and municipal securities, as described above. In addition, because both Funds invest principally in obligations of Minnesota issuers, both Funds may be subject to risks associated with the economic conditions in the State of Minnesota, which could affect Minnesota municipal securities. For example, the Minnesota economy relies significantly on its agriculture and forestry, and adverse conditions affecting these sectors could have a disproportionate effect on Minnesota municipal securities. The WF Minnesota Tax-Free Fund's normal maturity range is longer than that of the Strong Minnesota Tax-Free Fund. In general, a Fund with a longer maturity at any point in time is exposed to greater interest rate risk. The Funds also may be subject to risks associated with the use of derivatives, as described above.

STRONG MONEY MARKET FUND/WF MONEY MARKET FUND

         Both Funds are primarily subject to the risks associated with investing in debt securities, municipal securities and U.S. Government obligations, as described above. Both Funds seek to preserve the value of shareholders' investments by maintaining a stable net asset value of $1.00 per share, however, there is no guarantee that either Fund will be able to do so. Both Funds are subject to the risks associated with debt securities and U.S. Government obligations, as described above. Because both Funds maintain portfolios with short maturities, each is subject to less interest rate risk than funds with portfolios comprised of securities with longer maturities. In addition, the WF Money Market Fund may invest without limitation in high-quality, dollar-denominated, short-term obligations of foreign issuers. Foreign obligations may be subject to additional risks, as described above.

STRONG MUNICIPAL MONEY MARKET FUND/WF MUNICIPAL MONEY MARKET FUND

         Because the WF Municipal Money Market Fund will follow substantially similar investment policies and restrictions as the Strong Municipal Money Market Fund, there are no material differences in the risks associated with investing in the Funds. Both Funds seek to preserve the value of shareholders' investments by maintaining a stable net asset value of $1.00 per share, however, there is no guarantee that either Fund will be able to do so. Both Funds are primarily subject to the risks associated with investments in debt securities, municipal securities, and U.S. Government obligations, as described above. Because both Funds maintain portfolios with short maturities, each is subject to less interest rate risk than funds with portfolios comprised of securities with longer maturities.

STRONG OPPORTUNITY FUND/WF OPPORTUNITY FUND

         Because the WF Opportunity Fund will follow substantially similar investment policies and restrictions as the Strong Opportunity Fund, there are no material differences in the risks associated with investing in the Funds. Both Funds are primarily subject to the risks associated with investments in equity securities, as described above. In addition, both Funds are subject to the risks associated with investing in smaller companies. The Funds are also subject to the risks associated with investments in foreign securities. Both Funds are subject to the same limitation on the amount they may invest in foreign securities (up to 25%).

STRONG OVERSEAS FUND/[WF OVERSEAS FUND]

         Because the [WF OVERSEAS FUND] will follow substantially similar investment policies and restrictions as the Strong Overseas Fund, there are no material differences in the risks associated with investing in the Funds, except to the extent the [WF OVERSEAS] Fund's more flexible definition of overseas securities allows it to choose from a broader array of securities. Both Funds are primarily subject to the risks associated with investments in equity securities and foreign securities, as described above.

STRONG  SHORT-TERM BOND FUND/STRONG  SHORT-TERM  INCOME FUND/WF  SHORT-TERM BOND
FUND

         Because the WF Short-Term Bond Fund will follow substantially similar investment policies and restrictions as the Strong Short-Term Bond Fund, there are no material differences in the risks associated with investing in these Funds. Because the WF Short-Term Bond Fund may invest up to 25% of total assets in below-investment grade securities it is subject to greater high-yield securities risk than the Strong Short-Term Income Fund, which is required to invest 100% of its assets in investment grade securities. All three of these Funds are primarily subject to the risks associated with active trading and investments in debt securities, stripped securities, dollar-denominated foreign securities, and mortgage- and asset-backed securities as described above. The Funds also may be subject to risks associated with the use of derivatives, as described above.

STRONG SHORT-TERM HIGH YIELD BOND FUND/WF SHORT-TERM HIGH YIELD BOND FUND

         Because   the  WF   Short-Term   High  Yield  Bond  Fund  will   follow
substantially similar investment policies and restrictions as the Strong Short-Term High Yield Bond Fund, there are no material differences in the risks associated with investing in the Funds. Both Funds are primarily subject to the risks associated with investments in debt securities, stripped securities, and high-yield securities, as well as active trading, as described above. In addition, the Funds may be subject to the risks associated with investments in foreign securities. While the WF Short-Term High Yield Bond Fund may invest a similar percentage of its assets in foreign securities (up to 25%) as compared to the Strong Short-Term High Yield Bond Fund (up to 30%), the WF Short-Term High Yield Bond Fund may only invest in dollar-denominated debt securities of foreign issuers, thus minimizing any exposure to foreign currency risk.

STRONG SHORT-TERM MUNICIPAL BOND FUND/STRONG SHORT-TERM HIGH YIELD MUNICIPAL FUND/WF SHORT-TERM MUNICIPAL BOND FUND

         Because the WF Short-Term Municipal Bond Fund will follow substantially similar investment policies and restrictions as the Strong Short-Term High Yield Municipal Fund, there are no material differences in the risks associated with investing in these Funds. Because the WF Short-Term Municipal Bond Fund may only invest up to 15% of total assets in below investment grade securities, it is subject to much less high-yield securities risk than the Strong Short-Term High Yield Municipal Fund, which normally invests at least 65% of its assets in medium and lower quality securities. All three of these Funds are primarily subject to the risks associated with active trading and investments in U.S. government obligations, municipal securities and debt securities as described above. The Funds also may be subject to risks associated with the use of derivatives, as described above.

STRONG SMALL/MID CAP VALUE FUND/WF SMALL/MID CAP VALUE FUND

         Because the WF Small/Mid Cap Value Fund will follow substantially similar investment policies and restrictions as the Strong Small/Mid Cap Value Fund, there are no material differences in the risks associated with investing in the Funds. Both Funds are primarily subject to the risks associated with active trading and investments in equity securities, as described above. In addition, both Funds are subject to the risks associated with investing in smaller companies. The Funds may be also subject to the risks associated with investments in foreign securities. Both Funds are subject to an express limitation on the amount they may invest in foreign securities (up to 30%). The Funds also may be subject to risks associated with the use of derivatives, as described above.

STRONG SMALL COMPANY VALUE FUND/[WF SMALL CAP DISCIPLINED FUND]

         Because the WF Small Cap Disciplined Fund will follow substantially similar investment policies and restrictions as the Strong Small Company Value Fund, there are no material differences in the risks associated with investing in the Funds. Both Funds are primarily subject to the risks associated with active trading and investments in equity securities, as described above. In addition, both Funds may be subject to the risks associated with investing in smaller companies. The Funds may be also subject to the risks associated with investments in foreign securities. Both Funds are subject to the same express limitation on the amount they may invest in foreign securities (up to 25%).

STRONG ULTRA SHORT-TERM INCOME FUND/WF ULTRA SHORT-TERM INCOME FUND

         Both Funds are subject to the same principal risks. Specifically, both Funds are primarily subject to the risks associated with investments in debt securities, U.S. government obligations, mortgage- and asset-backed securities, stripped securities, and high-yield securities, as described above. In addition, the Funds may be subject to the risks associated with investments in foreign securities. While the WF Ultra Short-Term Income Fund may invest in a similar percentage of its assets in foreign securities (up to 25%) as compared to the Strong Ultra Short-Term Income Fund (up to 30%), the WF Ultra Short-Term Income Fund may only invest in dollar-denominated debt securities of foreign issuers and thus, the Fund is not exposed to foreign currency risk. The Funds also may be subject to risks associated with the use of derivatives, as described above.

STRONG ULTRA SHORT-TERM MUNICIPAL INCOME FUND/WF ULTRA SHORT TERM MUNICIPAL INCOME FUND

         Because the WF Ultra Short Term Municipal Income Fund will follow substantially similar investment policies and restrictions as the Strong Ultra Short-Term Municipal Income Fund, there are no material differences in the risks associated with investing in the Funds. Both Funds are primarily subject to the risks associated with active trading and investments in debt securities, as described above. The Funds may be also subject to the risks associated with investments in U.S. Government obligations, municipal securities and high yield securities. The Funds also may be subject to risks associated with the use of derivatives, as described above.


STRONG WISCONSIN TAX-FREE FUND/WF WISCONSIN TAX-FREE FUND


         Because the WF Wisconsin Tax-Free Fund will follow substantially similar investment policies and restrictions as the Strong Wisconsin Tax-Free Fund, there are no material differences in the risks associated with investing in the Funds. Specifically, both Funds are primarily subject to the risks associated with active trading and investments in debt securities, high-yield securities, municipal bonds and U.S. Government obligations, as described above. Specifically, both Funds invest principally in obligations of Wisconsin issuers, and so may be subject to risks associated with the economic conditions in the State of Wisconsin, which could affect Wisconsin municipal securities. For example, the Wisconsin economy relies significantly on its dairy, motor vehicle, and paper product industries, and adverse conditions affecting these industries could have a disproportionate effect on Wisconsin's municipal securities. The Funds also may be subject to risks associated with the use of derivatives, as described above. The Funds are also subject to risks associated with active trading and investments in U.S. Government obligations and municipal securities.


COMPARISON OF ACCOUNT FEATURES AND SERVICES


         The following compares the distribution arrangements, pricing policies, class structure, purchase, redemption and exchange policies, redemption fees, and distribution policies of the Strong Funds and Wells Fargo Funds.


         DISTRIBUTION ARRANGEMENTS. As the principal underwriter for the Strong Funds, Strong Investments, Inc. ("SII") uses its best efforts to distribute shares of the Funds on a continuous basis. Stephens Inc. ("Stephens") currently acts, and Wells Fargo Funds Distributor, LLC ("Funds Distributor") has been approved to act, beginning at or before the closing of the Reorganization, as the principal underwriter for the Wells Fargo Funds. Each of Stephens and Funds Distributor (collectively, "Wells Distributor") shall use its best efforts to distribute shares of the Funds on a continuous basis. Both Strong Funds and Wells Fargo Funds shares may be sold through broker-dealers and others who have entered into sales agreements with their principal underwriter. Investor Class, Advisor Class, Institutional Class, Class C, and Class K shares of the Strong Funds and Investor Class, Advisor Class, Institutional Class, Select Class, and Class C shares of the Wells Fargo Funds are offered for sale at the next determined net asset value ("NAV") per share. Class C shares are subject to a contingent deferred sales charge ("CDSC"), based on a percentage of the original purchase price. A portion of the sales charges payable may be reallocated to retail dealers involved in the transaction. SII and SCM are affiliated. Funds Distributor and Funds Management are affiliated. Stephens is not affiliated with Funds Management.


         The Strong Corporate Bond, Strong Growth 20, Strong Growth and Income, Strong Heritage Money, Strong High-Yield Bond, Strong Opportunity, Strong Short-Term Bond, Strong Short-Term High Yield Bond, Strong Ultra Short-Term Income, and Strong Ultra Short-Term Municipal Income Funds, on behalf of each Fund's Advisor Class shares; the Strong Growth and Strong Government Securities Funds, on behalf of each Fund's Adivsor Class and Class C shares; the Strong Endeavor, Strong Large Company Growth, Strong Short-Term Income, Strong Small Company Value, and Strong Small/Mid Cap Value Funds, on behalf of each Fund's Investor Class shares; the Strong Minnesota Tax-Free and Strong Wisconsin Tax-Free Funds, on behalf of each Fund's Investor and Class C shares; and the Strong Short-Term Municipal Bond Fund, on behalf of the Fund's C Class shares, has adopted a distribution and service plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"). The Plan was adopted by the Board, including a majority of the Directors who were not "interested persons" (as defined under the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan. Each Strong Fund is authorized to make payments to SII in connection with the distribution and shareholder services provided with respect to Advisor Class, Class C, and certain Investor Class shares at the annual rate of 0.25% of the Strong Fund's average daily net assets attributable to Investor Class and Advisor Class shares, and at the annual rate of up to 1.00% of the Strong Fund's average daily net assets attributable to Class C shares, out of which 0.25% may be used for service fees. Amounts received by SII under the Rule 12b-1 plan may be spent for any activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders. The Strong Funds' Rule 12b-1 plan is a compensation plan because payments under the plan are made for services rendered regardless of the level of expenditures made by SII.


         The Wells Fargo Funds that offer Class C shares have adopted a distribution plan (a "Plan") under Section 12(b) under the 1940 Act and Rule 12b-1 for their Class C shares. The Plan was adopted by the Wells Fargo Funds Board, including a majority of the Trustees who were not "interested persons" (as defined under the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan. Under the Plan and pursuant to the related distribution agreement, the Class C shares of the Funds pay Wells Distributor on a monthly basis, an annual fee of 0.75% of the average daily net assets attributable to the Class C shares as compensation for distribution-related services or as reimbursement for distribution-related expenses. The actual fee payable by a Fund's Class C shares is determined, within such limits, from time to time by mutual agreement between the Wells Fargo Funds and Wells Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. Wells Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from Wells Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. Wells Distributor may retain any portion of the total distribution fee payable to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.


         PRICING POLICIES. The NAV of a mutual fund, plus any applicable sales charges, is the price you pay for buying, selling, or exchanging shares of the fund. The NAV for the Strong Funds is calculated in the same manner as the NAV for the Wells Fargo Funds, although methods used to value the securities held by the Funds may be slightly different.


         The NAV for both the Strong Funds and the non-money market Wells Fargo Funds is generally calculated as of the close of trading on the New York Stock Exchange ("NYSE") (usually, 4:00 p.m. Eastern Time ("ET")) every day the NYSE is open. If the NYSE closes at any other time, or if an emergency exists, the NAV may be calculated at a different time. The NAV for the WF Heritage Money Market Fund is calculated at 5:00 p.m. ET, WF Money Market Fund at 3:00 p.m. ET and the WF Municipal Money Market Fund and WF National Tax-Free Money Market Fund at 12:00 noon ET. The NAV of each Class of shares of the Strong Funds and Wells Fargo Funds is calculated by taking the value of each Fund's total assets attributable to that class, subtracting all its liabilities attributable to that class, and dividing by the total number of shares outstanding of that class. Expenses are accrued and applied daily when determining the NAV.


         Generally, the market value of the Strong Life Stage Series Portfolios' securities is based on the NAV of each of the underlying fund shares held by the Fund. For those underlying funds and the other Strong Funds, generally, equity securities traded on a national securities exchange are valued each business day at the last sales price. Securities traded on the Nasdaq Stock market are valued each business day using the Nasdaq Official Closing Price ("NOCP"). Exchange-traded securities for which there were no transactions and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the bid and ask prices. Other exchange-traded securities (generally foreign securities) are valued based on market quotations. If pricing service information or broker quotations are not readily available, the Fund may price those securities using fair value procedures approved by the Board. A Fund that uses fair value procedures to price securities may value those securities higher or lower than actual market quotations or higher or lower than other funds using their own fair value procedures to price the same securities.


         Debt securities may be valued by pricing services that utilize electronic data processing techniques to determine values for normal institutional-sized trading units of debt securities without regard to sale or bid prices when such techniques are believed to more accurately reflect the fair market value for such securities. Otherwise, bid and asked prices are used to determine the market value of debt securities. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined by the Board. Debt securities having remaining maturities of 60 days or less may be valued by the amortized cost method when the Board determines that the fair value of such securities is their amortized cost. Some of a Fund's portfolio securities may be listed on foreign exchanges that trade on days when the NAV is not calculated. As a result, the value of a Fund's investments may change on days when shares may not be purchased or redeemed. In addition, a foreign exchange may not value its listed securities at the same time that the NAV is calculated. Events affecting the values of foreign securities that occur after the time a foreign exchange assigns a price to the foreign securities and before the time when the NAV is calculated, including movements of the domestic market, generally will be reflected in a Fund's NAV if Strong Investor Services, Inc. ("SIS"), under the supervision of the Board, determines that such events require fair valuation of those foreign securities that may be affected by the event.


         The market price of the WF Life Stage Portfolios is based on the NAV of each of the underlying fund shares held by the Fund. For those underlying funds and other Wells Fargo Funds, securities are generally valued at current market prices, which are based on the last sale price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on the latest quoted bid prices. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the NOCP and if no NOCP is available, then at the last reported sales price. The Wells Fargo Funds use fair value pricing methods to determine the values of certain investments, including if the Fund believes that the latest closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. Various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, are used in deciding whether a market price is still reliable and, if not, what fair market value to assign to the security. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than the NAVs based on the closing price or latest quoted bid price.


         In addition, the Strong Funds and the Wells Fargo Funds may not use the same pricing services, which could result in pricing differences at the time of the Reorganization.


         See the Strong Funds and Wells Fargo Funds SAIs, which are incorporated by reference herein, for further information.


         CLASS STRUCTURE. The Strong Funds may offer up to eight share classes (Investor, Advisor, Institutional, A, B, C, K, and Z). The Wells Fargo Funds may offer up to thirteen share classes (Investor, Investor - Liquidity Money Market Reserve, Administrator, Advisor, Institutional, Select, Service, Trust, A, B, C, D, and Z), each with a different combination of sales charges, fees, eligibility requirements and other features. Only the Investor Class, Advisor Class, Institutional Class, Select Class, Class C, Class K and Class Z shares are described in this Prospectus/Proxy Statement.


INVESTOR CLASS, ADMINISTRATOR CLASS, ADVISOR CLASS, INSTITUTIONAL CLASS, SELECT CLASS, CLASS K AND CLASS Z

     You can buy Investor Class, Administrator Class, Advisor Class, Institutional Class, Select Class, Class K and Class Z shares at the offering price, which is the NAV without an up-front sales charge. Class K and Class Z shares of the Strong Funds are available only to eligible investors, as set forth in the Strong Funds prospectuses and SAIs, which are incorporated herein by reference. Institutional Class, Investor Class and Class Z shares of the Wells Fargo Funds also are available only to eligible investors, as set forth in this Prospectus/Proxy Statement and the Wells Fargo Funds' SAIs which are incorporated herein by reference.

     CLASS C


         You can buy Class C shares at the offering price, which is the NAV without an up-front sales charge. However, if you sell (redeem) your Class C shares within 1 year of purchase, you will have to pay a CDSC of 1.00% based on your original purchase price for the shares. Class C shares are not available for purchases of $1 million or more.


         In calculating the CDSC for the Strong Funds, the start of the 1-year holding period is the first day of the month in which the purchase was made. The Strong Funds use the first-in, first-out method when calculating the CDSC.


         To determine whether the CDSC applies to a redemption, the Wells Fargo Funds will first redeem shares acquired by reinvestment of any distributions, as such shares are exempt from CDSCs, and then will redeem shares using the first-in, first-out method.


         CDSCs may be waived for certain redemptions and distributions. For more information about CDSC waivers, please see the Strong Funds and Wells Fargo Funds statements of additional information, which are incorporated by reference herein.


         PURCHASE, REDEMPTION, AND EXCHANGE POLICIES. The following chart describes the Wells Fargo Funds Class that will be distributed for each Class of the Strong Funds in the Reorganization.

-------------------------------- ----------------------------------------------------------------------------
     STRONG CLASS                     WELLS FARGO CLASS
-------------------------------- ----------------------------------------------------------------------------
     Investor Class              Investor Class (or Class Z-Strong Minnesota Tax-Free Fund only or
                                 Administrator Class - Strong Florida Municipal Money Market Strong
                                 Heritage Money, and Strong Tax-Free Money Funds only)
-------------------------------- ----------------------------------------------------------------------------
     Advisor Class               Advisor Class (or Administrator Class-Strong Heritage Money Fund only)
-------------------------------- ----------------------------------------------------------------------------
     Institutional Class         Select Class (or Institutional Class-Strong Heritage Money Fund only)
-------------------------------- ----------------------------------------------------------------------------
     Class C                     Class C
-------------------------------- ----------------------------------------------------------------------------
     Class K                     Institutional Class
-------------------------------- ----------------------------------------------------------------------------
     Class Z                     Class Z
-------------------------------- ----------------------------------------------------------------------------


         The following chart highlights the purchase, redemption, and exchange policies for each relevant Class of the Wells Fargo Funds as compared to the policies of the related Class of the Strong Funds.


------------------------------------------- ------------------------------------------- ------------------------------------------
PURCHASE, REDEMPTION AND EXCHANGE POLICIES       STRONG FUNDS                                WELLS FARGO FUNDS
------------------------------------------- ------------------------------------------- ------------------------------------------
Minimum initial purchase                    Investor Class, Advisor Class, and Class    Investor Class:
(The Strong Funds and Wells Fargo Funds     C:                                               Regular Accounts:  $2,500
may waive the minimum initial investment         Regular Accounts:  $2,500                   Retirement Account:   $1,000
under certain circumstances.)                    Education Savings Accounts,                 Systematic Purchase Program:   $100
                                                 traditional IRAs, Roth IRAs,           Advisor Class and Class C:
                                                 SEP-IRAs, and UGMA/UTMAs:   $1,000          Regular Accounts:  $1,000
                                                 Simple IRAs and 403(b)(7), Keogh,           Retirement Accounts:  $250
                                                 Pension Plan, and Profit Sharing       Select Class:   $5 million
                                                 Plan accounts:  the lesser of $250     Administrator Class:
                                                 or $25 per month                              $1 million
                                            Institutional Class:                        Institutional Class:
                                                 All Funds, except Strong Heritage             Non-money market funds: $2 million
                                                 Money, Strong Ultra Short-Term                Money-market funds: $10 million
                                                 Income, and Strong Ultra Short-Term
                                                 Municipal Income Funds: $1 million,
                                                 except for registered investment
                                                 advisers with an initial investment
                                                 of at least $250,000.
                                                    Strong Heritage Money Fund:
                                                    $250,000.
                                                    Strong Ultra Short-Term Income
                                                    and Strong Ultra Short-Term
                                                    Municipal Income Funds:
                                                    $5 million, except for registered
                                                    investment advisers with an
                                                    initial investment of at least
                                                    $250,000.
                                            Class K:  No minimum.
------------------------------------------- ------------------------------------------- -------------------------------------------
Additional investments                      Investor Class, Advisor Class, and Class    Investor Class, Advisor Class, Class C:
                                            C:                                                $100
                                                    Regular Accounts:  $100             Administrator Class, Select Class and
                                                    Education Savings Accounts,         Institutional Class:
                                                    traditional IRAs, Roth IRAs,              No minimum
                                                    SEP-IRAs, and UGMA/UTMAs: $100
                                                    Simple IRAs and 403(b)(7), Keogh,
                                                    Pension Plan, and Profit Sharing
                                                    Plan accounts:  $50
                                            Institutional Class and Class K:
                                                     No minimum
------------------------------------------- ------------------------------------------- -------------------------------------------
Purchases                                   Investor Class:                             Administrator Class, Investor Class and
                                                 Shares may be purchased by mail,       Class Z:
                                                 phone, automatic investment plan,             Shares may be purchased by mail,
                                                 Payroll Direct Deposit or wire, at            phone, Systematic Purchase
                                                 Investor Centers, online,  or                 Program, Payroll Direct Deposit,
                                                 through an intermediary, subject to           at the Investor Center, online,
                                                 certain conditions.                           [WIRE] or through an intermediary,
                                            Advisor Class:                                     subject to certain conditions.
                                                 Shares may be purchased through an     Advisor Class, Select Class, and
                                                 intermediary or by wire, subject to    Institutional Class:
                                                 certain conditions.                             Non-Money Market Funds:
                                            Institutional Class:                               Shares may be purchased through an
                                                 Shares may be purchased by mail, by           intermediary, subject to certain
                                                 phone, by wire, online, and through           conditions.
                                                 an intermediary, subject to certain           Money Market Funds:
                                                 conditions.                                   Shares may be purchased by mail,
                                            Class C:                                           phone or wire, online, or through
                                                 Shares may be purchased through an            an intermediary, subject to
                                                 intermediary, by automatic                    certain conditions.
                                                 investment plan (if offered by the     Class C:
                                                 intermediary), or by wire, subject            Shares may be purchased by mail,
                                                 to certain conditions.                        phone, by Systematic Purchase
                                            ClassK: Program,  by Payroll  Direct
                                                 [RETIREMENT  PLAN  PARTICIPANTS
                                                 MAY Deposit,  online,  by wire,
                                                 or  EXCHANGE  SHARES FOR SHARES
                                                 BY     PHONE     through     an
                                                 intermediary, subject OR ONLINE
                                                 OF ANOTHER  FUND  OFFERED BY to
                                                 certain conditions.
                                                 THE RETIREMENT PLAN.]
------------------------------------------- ------------------------------------------- -------------------------------------------
Redemptions                                 Investor Class:                             Administrator Class, Investor Class and
                                                Redemption requests may be submitted    Class Z:
                                                by mail, phone, Systematic Withdrawal       Redemption requests may be submitted
                                                Plan, or wire, online, at the               by mail, phone, or Systematic
                                                Investor Center, or through an              Withdrawal Program, online, at the
                                                intermediary, subject to certain            Investor Center, or through an
                                                conditions.                                 intermediary, subject to certain
                                            Advisor Class:                                  conditions.
                                                Redemption requests may be submitted    Advisor Class, Select Class, and
                                                through an intermediary or by wire,     Institutional Class:
                                                subject to certain conditions.              Non-Money Market Funds:
                                            Institutional Class:                            Redemption requests may be submitted
                                                Redemption requests may be submitted        through an intermediary, subject to
                                                by mail, by wire, by phone, online,         certain conditions.
                                                and through an intermediary, subject        Money Market Funds:
                                                to certain conditions.                      Redemption requests may be submitted
                                            Class C:                                        through an intermediary and by
                                                Redemption requests may be submitted        Systematic Withdrawal Plan (if
                                                through an intermediary and by              offered by the intermediary), subject
                                                Systematic Withdrawal Plan (if              to certain conditions.
                                                offered by the intermediary), subject   Class C:
                                                to certain conditions.                      Redemption requests may be submitted
                                            Class K:                                        by mail, by phone, by Systematic
                                                Retirement plan participants may            Withdrawal Program, online, or
                                                exchange shares online or by phone          through an intermediary, subject to
                                                for shares of another Fund offered by       certain conditions.
                                                the retirement plan.
------------------------------------------- ------------------------------------------- -------------------------------------------
Exchange privileges                         You may exchange shares between like        Exchanges may be made, subject to
                                            share classes of any Strong Fund for        eligibility requirements, between like
                                            accounts with the same registered owners    share classes of any Wells Fargo Fund.
                                            and taxpayer identification numbers.        In addition, Class C shares may be
                                            Class Z shares may be exchanged for         exchanged for Class A shares of the WF
                                            Investor Class shares and, if the           Money Market Fund, Class Z shares may be
                                            investor is eligible for Class Z shares,    exchanged for Investor Class shares, and
                                            vice versa.                                 Investor Class shares may be exchanged
                                                                                        for  Class Z  shares  if the  investor  is
                                                                                        eligible.  Exchanges  may be made by
                                                                                        Systematic Exchange Program, subject to
                                                                                        certain conditions.
------------------------------------------- ------------------------------------------- -------------------------------------------

--------

1 If the proposals are approved, the Strong Funds are expected to transition from their current service providers to the Wells Fargo Funds service providers during the first quarter of 2005.


2 The Strong Life Stage Series - Aggressive, Moderate and Conservative Portfolios invest in a number of underlying Strong Funds as directed by the Board. The Strong Index 500 Fund invests substantially all of its assets in a Master Investment Portfolio with substantially the same objective. The Master Investment Portfolio is managed by Barclays Global Fund Advisers, 45 Fremont Street, San Francisco, CA 94105.

         For more information on purchase, redemption, and exchange policies, please see the Strong Funds' prospectuses and SAIs and the Wells Fargo Funds' SAIs, which are incorporated herein by reference.


         With respect to investment minimums, the Strong Funds may charge an annual fee on accounts in Investor Class shares that fail to meet the initial investment minimum amount, and reserve the right to close an account in any class of shares that does not meet the minimum, upon 60 days notice. Funds Management does not charge a low balance fee, but does reserve the right to close accounts in any class of shares under similar circumstances.


         With respect to checkwriting, accounts in the Strong money market and fixed income Funds with the checkwriting option at the Effective Time of the Reorganization will continue to offer checkwriting in the corresponding Wells Fargo Fund. In addition, new accounts in the Investor Class shares of the WF Money Market, WF Municipal Money Market, WF Heritage Money Market, WF National Tax-Free Money Market, WF Short-Term Bond, WF Short-Term Municipal Bond, WF Ultra Short-Term Income, and WF Ultra Short-Term Municipal Income Funds will also offer checkwriting.


REDEMPTION FEES. The following table compares the redemption fees charged on the stated Funds:


-------------------------------- ------------ ----------- ---------------------- ----------- -----------
     ACQUIRED FUND               REDEMP-TION  HOLDING        ACQUIRING FUND      REDEMP-TION HOLDING
                                     FEE      PERIOD                                FEE      PERIOD
-------------------------------- ------------ ----------- ---------------------- ----------- -----------
Strong Asia Pacific Fund             1%       30 days     WF Asia Pacific Fund       2%      90 days
-------------------------------- ------------ ----------- ---------------------- ----------- -----------
Strong High-Yield Bond Fund          1%       180 days    WF High Income             2%      90 days
                                                          Fund
-------------------------------- ------------ ----------- ---------------------- ----------- -----------
Strong Index 500 Fund               0.50%     180 days    WF Index Fund              --      --
-------------------------------- ------------ ----------- ---------------------- ----------- -----------
Strong Large Company Growth          1%       360 days    [WF CAPITAL                --      --
Fund                                                      GROWTH FUND]
-------------------------------- ------------ ----------- ---------------------- ----------- -----------
Strong Overseas Fund                 1%       30 days     [WF OVERSEAS FUND]         2%      90 days
-------------------------------- ------------ ----------- ---------------------- ----------- -----------
Strong Short-Term High Yield            --         --     WF Short-Term High         2%      90 days
Bond Fund                                                 Yield Bond Fund
-------------------------------- ------------ ----------- ---------------------- ----------- -----------


         Shares of the Acquiring Funds purchased after the Reorganization will be subject to the new fees and holding periods, as shown above. Shares of the Acquiring Funds that are distributed in the Reorganization will not be subject to a redemption fee.


         The redemption fee for a Fund is intended to compensate the Fund for the increased expenses to longer-term shareholders and the disruptive effect on the Fund's portfolio caused by short-term investments. This redemption fee is retained by the Fund.


         To determine whether the redemption fee applies, the Acquiring Fund will first redeem shares acquired by reinvestment of any distributions of net investment income and realized capital gain, and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first).


         The redemption fee will be waived on sales or exchanges of Acquiring Fund shares made under the following circumstances:

o    Shares that were purchased with reinvested distributions.

o In order to meet scheduled (Internal Revenue Section 72(t) withdrawal schedule) or mandatory (withdrawals made after age 70 1/2 according to IRS guidelines) distributions from traditional IRAs and certain retirement plans. (See your retirement plan information for details.)

o In the event of the shareholder's death or for a disability suffered after purchasing shares. ("Disability" is defined by Internal Revenue Code
     Section 72(m)(7).)

o At the direction of Funds Management, for example, in order to complete a merger.

o    Due to participation in the Systematic Withdrawal Program.


         In addition, certain brokers, retirement plan administrators and/or fee-based program sponsors who maintain underlying shareholder accounts do not have the systems capability to track and assess redemption fees. Consequently, the Acquiring Funds generally will not assess a redemption fee on redemptions of shares held through such accounts.


         DISTRIBUTION POLICIES. The Strong Funds and Wells Fargo Funds make distributions of net investment income, if any, as shown below and capital gains, if any, at least annually.








------------------------------------------------------ -------------- --------------- --------------
FUND                                                     DAILY(1)       QUARTERLY       ANNUALLY

------------------------------------------------------ -------------- --------------- --------------
All fixed-income and money market Strong Funds and           X
Wells Fargo Funds
------------------------------------------------------ -------------- --------------- --------------
Strong Life Stage Series -  Conservative  Portfolio
WF Life Stage - Conservative Portfolio
Strong Dividend Income Fund
WF Dividend Income Fund
Strong Growth and Income Fund
WF Growth and Income Fund
Strong Balanced Fund
WF Balanced Fund                                                            X
------------------------------------------------------ -------------- --------------- --------------
All other Strong Funds and Wells Fargo Funds                                                X
------------------------------------------------------ -------------- --------------- --------------

(1) Dividends are declared daily and paid monthly. The income declared daily as a distribution for the Strong Heritage Money Fund and the WF Heritage Money Market Fund is based on estimates of net investment income for that Fund. The Fund's actual income may differ from estimates, and the differences, if any, will be included in the calculation of subsequent distributions for that Fund.


         Investors in the Strong Florida Municipal Money Market, Strong Heritage Money, Strong Money Market, Strong Municipal Money Market, and Strong Tax-Free Money Funds and the WF National Tax-Free Money Market, WF Heritage Money Market, WF Money Market, and WF Municipal Money Market Funds may earn a dividend on the same day of the investment in those Funds if they meet certain requirements.


         Distributions from the Strong Funds and the Wells Fargo Funds are automatically reinvested in additional shares unless another option is available and chosen. All classes of the Wells Fargo Funds and the Investor Class, Advisor Class and Class C shares of the Strong Funds, also have the option to receive distributions via check, have them automatically invested in another Fund, or have them automatically deposited into a bank account. For the Strong Funds Institutional Class shares, other options are to receive checks for these payments or have them credited to a bank account by Electronic Funds Transfer. For both Fund families, if checks remain uncashed for six months or are undeliverable by the Post Office, the distributions may be reinvested. Any distribution from a Wells Fargo Fund returned because of an invalid banking instruction is sent to the address of record by check, and future distributions are automatically reinvested.


         GENERAL. CERTAIN OTHER WELLS FARGO FUNDS SERVICES AND FEES MAY BE DIFFERENT THAN THOSE OF THE STRONG FUNDS. FOR MORE INFORMATION, PLEASE READ THE STRONG FUNDS PROSPECTUSES AND SAIS AND THE WELLS FARGO FUNDS SAIS, WHICH ARE INCORPORATED BY REFERENCE HEREIN.

COMPARISON OF INVESTMENT ADVISERS AND INVESTMENT ADVISORY FEES


         Funds Management, a registered investment adviser, currently serves as primary investment adviser for the existing Acquiring Funds, and will assume primary  investment  advisory  responsibilities  for the  new  Funds  when  they commence  operations.  Funds  Management is  responsible  for  implementing  the investment policies and guidelines for the Wells Fargo Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Wells Fargo Funds. Thus, by approving the Reorganization, shareholders of the Strong Funds are, in effect, approving an investment advisory arrangement between Funds Management and each Acquiring Fund. Funds Management was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States, and one of the largest banks in the United States. As of June 30, 2004, Funds Management managed over $76 billion in mutual fund assets.


         SCM, a Wisconsin corporation, is a registered investment adviser that has provided investment advice and management services for mutual funds and other investment portfolios, and individual and institutional accounts, such as pension and profit-sharing plans, since 1974. SCM currently serves as the investment adviser to each Strong Fund (except Strong Index 500 Fund, Strong Life Stage Series - Aggressive Portfolio, Strong Life Stage Series - Conservative Portfolio and Strong Life - Stage Series- Moderate Portfolio) and, in such capacity, is responsible for either the day-to-day investment management activities of the Funds or the sub-advisers who are responsible for the day-to-day portfolio management of the Strong Funds. As of June 30, 2004, SCM had over $31.5 billion in assets under management. Wells Capital, an affiliate of Funds Management, expects to engage a majority of the investment professionals that currently manage the Strong Funds to provide management services at the closing of the Transaction contemplated by the Asset Purchase Agreement ("Transaction").


         The  following  chart   highlights  the  annual   contractual  rate  of
investment advisory fees payable by each Strong Fund and Acquiring Fund as a percentage of average daily net assets.

-------------------------------------------------------------- --------------------------------------

                 STRONG FUND/ACQUIRING FUND                         ADVISORY FEE (CONTRACTUAL)
-------------------------------------------------------------- --------------------------------------
Strong Asia Pacific Fund                                       0.75%    $0 - $4 billion
                                                               0.725%  next $2 billion
                                                               0.70%    $6 billion and above

WF ASIA PACIFIC FUND (NEW)                                     1.10%   $0 - $499 million
                                                               1.05%   $500 - $999 million
                                                               1.00%   $1 billion - $2.99 billion
                                                               0.975% $3 billion - $4.99 billion
                                                               0.95%   $5 billion and above
-------------------------------------------------------------- --------------------------------------
Strong Balanced Fund                                           0.60%   $0 - 35 million
                                                               0.55%   above $35 million

WF BALANCED FUND (NEW)                                         0.65%   $0 - $499 million
                                                               0.60%   $500 - $999 million
                                                               0.55%   $1 billion - $2.99 billion
                                                               0.525% $3 billion - $4.99 billion
                                                               0.50%   $5 billion and above
-------------------------------------------------------------- --------------------------------------
Strong Corporate Bond Fund                                     0.375%  $0 - $4 billion
                                                               0.35%    next $2 billion
                                                               0.325%  $6 billion and above

WF CORPORATE BOND FUND (NEW)                                   0.45%   $0 - $499 million
                                                               0.40%   $500 - $999 million
                                                               0.35%   $1 billion - $2.99 billion
                                                               0.325% $3 billion - $4.99 billion
                                                               0.30%   $5 billion and above
-------------------------------------------------------------- --------------------------------------
Strong Discovery Fund                                          0.75%

WF DISCOVERY FUND (NEW)                                        0.75%   $0 - $499 million
                                                               0.70%   $500 - $999 million
                                                               0.65%   $1 billion - $2.99 billion
                                                               0.625% $3 billion - $4.99 billion
                                                               0.60%   $5 billion and above
-------------------------------------------------------------- --------------------------------------
Strong Dividend Income Fund1                                   0.70%    $0 - $4 billion
                                                               0.675%  next $2 billion
                                                               0.65%    $6 billion and above

WF DIVIDEND INCOME FUND (NEW)                                  0.75%   $0 - $499 million
                                                               0.70%   $500 - $999 million
                                                               0.65%   $1 billion - $2.99 billion
                                                               0.625% $3 billion - $4.99 billion
                                                               0.60%   $5 billion and above
-------------------------------------------------------------- --------------------------------------
Strong Dow 30 Value Fund                                       0.55%

WF DIVIDEND INCOME FUND (NEW)                                  0.75%   $0 - $499 million
                                                               0.70%   $500 - $999 million
                                                               0.65%   $1 billion - $2.99 billion
                                                               0.625% $3 billion - $4.99 billion
                                                               0.60%   $5 billion and above
-------------------------------------------------------------- --------------------------------------
Strong Endeavor Fund                                           0.75%    $0 - $4 billion
                                                               0.725%  next $2 billion
                                                               0.70%    $6 billion and above

[WF CAPITAL GROWTH FUND] (NEW)                                 0.75%   $0 - $499 million
                                                               0.70%   $500 - $999 million
                                                               0.65%   $1 billion - $2.99 billion
                                                               0.625% $3 billion - $4.99 billion
                                                               0.60%   $5 billion and above
-------------------------------------------------------------- --------------------------------------
Strong Energy Fund                                             0.75%    $0 - $4 billion
                                                               0.725%  next $2 billion
                                                               0.70%    $6 billion and above

WF DIVIDEND INCOME FUND (NEW)                                  0.75%   $0 - $499 million
                                                               0.70%   $500 - $999 million
                                                               0.65%   $1 billion - $2.99 billion
                                                               0.625% $3 billion - $4.99 billion
                                                               0.60%   $5 billion and above
-------------------------------------------------------------- --------------------------------------
Strong Enterprise Fund                                         0.75%    $0 - $4 billion
                                                               0.725%  next $2 billion
                                                               0.70%    $6 billion and above

WF ENTERPRISE FUND (NEW)                                       0.75%   $0 - $499 million
                                                               0.70%   $500 - $999 million
                                                               0.65%   $1 billion - $2.99 billion
                                                               0.625% $3 billion - $4.99 billion
                                                               0.60%   $5 billion and above
-------------------------------------------------------------- --------------------------------------
Strong Florida Municipal Money Market Fund                     0.15%

WF NATIONAL TAX-FREE MONEY MARKET FUND                         0.10%
-------------------------------------------------------------- --------------------------------------
Strong Government Securities Fund                              0.35%    $0 - $4 billion
                                                               0.325%  next $2 billion
                                                               0.30%    $6 billion and above

WF GOVERNMENT SECURITIES FUND (NEW)                            0.45%   $0 - $499 million
                                                               0.40%   $500 - $999 million
                                                               0.35%   $1 billion - $2.99 billion
                                                               0.325% $3 billion - $4.99 billion
                                                               0.30%   $5 billion and above
-------------------------------------------------------------- --------------------------------------
Strong Growth Fund                                             0.75%    $0 - $4 billion
                                                               0.725%  next $2 billion
                                                               0.70%    $6 billion and above

WF GROWTH FUND (NEW)                                           0.75%   $0 - $499 million
                                                               0.70%   $500 - $999 million
                                                               0.65%   $1 billion - $2.99 billion
                                                               0.625% $3 billion - $4.99 billion
                                                               0.60%   $5 billion and above
-------------------------------------------------------------- --------------------------------------
Strong Growth 20 Fund                                          0.75%    $0 - $4 billion
                                                               0.725%  next $2 billion
                                                               0.70%    $6 billion and above

WF GROWTH FUND (NEW)                                           0.75%   $0 - $499 million
                                                               0.70%   $500 - $999 million
                                                               0.65%   $1 billion - $2.99 billion
                                                               0.625% $3 billion - $4.99 billion
                                                               0.60%   $5 billion and above
-------------------------------------------------------------- --------------------------------------
Strong Growth and Income Fund                                  0.55%

WF GROWTH AND INCOME FUND (NEW)                                0.75%   $0 - $499 million
                                                               0.70%   $500 - $999 million
                                                               0.65%   $1 billion - $2.99 billion
                                                               0.625% $3 billion - $4.99 billion
                                                               0.60%   $5 billion and above
-------------------------------------------------------------- --------------------------------------
Strong Heritage Money Fund                                     0.15%

WF HERITAGE MONEY MARKET FUND (NEW)                            0.10%
-------------------------------------------------------------- --------------------------------------
Strong High-Yield Bond Fund                                    0.375%  $0 - $4 billion
                                                               0.35%    next $2 billion
                                                               0.325%  $6 billion and above

WF HIGH INCOME FUND (NEW)                                      0.55%   $0 - $499 million
                                                               0.50%   $500 - $999 million
                                                               0.45%   $1 billion - $2.99 billion
                                                               0.425% $3 billion - $4.99 billion
                                                               0.40%   $5 billion and above
-------------------------------------------------------------- --------------------------------------
Strong Index 500 Fund                                          No advisory fee

WF INDEX FUND                                                  0.10%   $0 - $999 million
                                                               0.075%  $1 billion - $4.99 billion
                                                               0.05%   $5 billion and above
-------------------------------------------------------------- --------------------------------------
Strong Intermediate Municipal Bond Fund                        0.37%   $0 - $4 billion
                                                               0.345%  next $2 billion
                                                               0.32%   $6 billion and above

WF INTERMEDIATE TAX-FREE FUND (NEW)                            0.40%   $0 - $499 million
                                                               0.35%   $500 - $999 million
                                                               0.30%   $1 billion - $2.99 billion
                                                               0.275%  $3 billion - $4.99 billion
                                                               0.25%   $5 billion and above
-------------------------------------------------------------- --------------------------------------
Strong Large Cap Core Fund                                     0.75%    $0 - $4 billion
                                                               0.725%  next $2 billion
                                                               0.70%    $6 billion and above

WF GROWTH AND INCOME FUND (NEW)                                0.75%   $0 - $499 million
                                                               0.70%   $500 - $999 million
                                                               0.65%   $1 billion - $2.99 billion
                                                               0.625% $3 billion - $4.99 billion
                                                               0.60%   $5 billion and above
-------------------------------------------------------------- --------------------------------------
Strong Large Cap Growth Fund                                   0.60%   $0-35 million
                                                               0.55%   Above $35 million

WF LARGE CAP GROWTH FUND (NEW)                                 0.75%   $0 - $499 million
                                                               0.70%   $500 - $999 million
                                                               0.65%   $1 billion - $2.99 billion
                                                               0.625% $3 billion - $4.99 billion
                                                               0.60%   $5 billion and above
-------------------------------------------------------------- --------------------------------------
Strong Large Company Growth Fund                               0.75%    $0 - $4 billion
                                                               0.725%  next $2 billion
                                                               0.70%    $6 billion and above

WF CAPITAL GROWTH FUND (NEW)                                   0.75%   $0 - $499 million
                                                               0.70%   $500 - $999 million
                                                               0.65%   $1 billion - $2.99 billion
                                                               0.625% $3 billion - $4.99 billion
                                                               0.60%   $5 billion and above
-------------------------------------------------------------- --------------------------------------
Strong Life Stage Series - Aggressive Portfolio                No advisory fee

WF LIFE STAGE - AGGRESSIVE PORTFOLIO (NEW)                     No advisory fee
-------------------------------------------------------------- --------------------------------------
Strong Life Stage Series - Conservative Portfolio              No advisory fee

WF LIFE STAGE - CONSERVATIVE PORTFOLIO (NEW)                   No advisory fee

-------------------------------------------------------------- --------------------------------------
Strong Life Stage Series - Moderate Portfolio                  No advisory fee

WF LIFE STAGE - MODERATE PORTFOLIO (NEW)                       No advisory fee

-------------------------------------------------------------- --------------------------------------
Strong Mid Cap Disciplined Fund                                0.75%    $0 - $4 billion
                                                               0.725%  next $2 billion
                                                               0.70%    $6 billion and above

WF MID CAP DISCIPLINED FUND (NEW)                              0.75%   $0 - $499 million
                                                               0.70%   $500 - $999 million
                                                               0.65%   $1 billion - $2.99 billion
                                                               0.625% $3 billion - $4.99 billion
                                                               0.60%   $5 billion and above
-------------------------------------------------------------- --------------------------------------
Strong Minnesota Tax-Free Fund                                 0.37%   $0 - $4 billion
                                                               0.345%  next $2 billion
                                                               0.32%   $6 billion and above

WF MINNESOTA TAX-FREE FUND                                     0.40%   $0 - $499 million
                                                               0.35%   $500 - $999 million
                                                               0.30%   $1 billion - $2.99 billion
                                                               0.275%  $3 billion - $4.99 billion
                                                               0.25%   $5 billion and above
-------------------------------------------------------------- --------------------------------------
Strong Money Market Fund                                       0.15%

WF MONEY MARKET FUND                                           0.30%   $0 - $999 million
                                                               0.275% $1 billion - $4.99 billion
                                                               0.25%   $5 billion and above
-------------------------------------------------------------- --------------------------------------
Strong Municipal Money Market Fund                             0.15%

WF MUNICIPAL MONEY MARKET FUND (NEW)                           0.30%   $0 - $999 million
                                                               0.275% $1 billion - $4.99 billion
                                                               0.25%   $5 billion and above
-------------------------------------------------------------- --------------------------------------
Strong Opportunity Fund                                        0.75%    $0 - $4 billion
                                                               0.725%  next $2 billion
                                                               0.70%    $6 billion and above

WF OPPORTUNITY FUND (NEW)                                      0.75%   $0 - $499 million
                                                               0.70%   $500 - $999 million
                                                               0.65%   $1 billion - $2.99 billion
                                                               0.625% $3 billion - $4.99 billion
                                                               0.60%   $5 billion and above
-------------------------------------------------------------- --------------------------------------
Strong Overseas Fund                                           0.75%    $0 - $4 billion
                                                               0.725%  next $2 billion
                                                               0.70%    $6 billion and above

[WF OVERSEAS FUND] (NEW)                                       0.95%   $0 - $499 million
                                                               0.90%   $500 - $999 million
                                                               0.85%   $1 billion - $2.99 billion
                                                               0.825% $3 billion - $4.99 billion
                                                               0.80%   $5 billion and above
-------------------------------------------------------------- --------------------------------------
Strong Short-Term Bond Fund                                    0.375%  $0 - $4 billion
                                                               0.35%    next $2 billion
                                                               0.325%  $6 billion and above

WF SHORT-TERM BOND FUND (NEW)                                  0.45%   $0 - $499 million
                                                               0.40%   $500 - $999 million
                                                               0.35%   $1 billion - $2.99 billion
                                                               0.325% $3 billion - $4.99 billion
                                                               0.30%   $5 billion and above
-------------------------------------------------------------- --------------------------------------
Strong Short-Term High Yield Bond Fund                         0.375%  $0 - $4 billion
                                                               0.35%    next $2 billion
                                                               0.325%  $6 billion and above

WF SHORT-TERM HIGH YIELD BOND FUND (NEW)                       0.55%   $0 - $499 million
                                                               0.50%   $500 - $999 million
                                                               0.45%   $1 billion - $2.99 billion
                                                               0.425% $3 billion - $4.99 billion
                                                               0.40%   $5 billion and above
-------------------------------------------------------------- --------------------------------------
Strong Short-Term High Yield Municipal Fund                    0.35%    $0 - $4 billion
                                                               0.325%  next $2 billion
                                                               0.30%    $6 billion and above

WF SHORT-TERM MUNICIPAL BOND FUND (NEW)                        0.40%   $0 - $499 million
                                                               0.35%   $500 - $999 million
                                                               0.30%   $1 billion - $2.99 billion
                                                               0.275% $3 billion - $4.99 billion
                                                               0.25%   $5 billion and above
-------------------------------------------------------------- --------------------------------------
Strong Short-Term Income Fund                                  0.375%  $0 - $4 billion
                                                               0.35%    next $2 billion
                                                               0.325%  $6 billion and above

WF SHORT-TERM BOND FUND (NEW)                                  0.45%   $0 - $499 million
                                                               0.40%   $500 - $999 million
                                                               0.35%   $1 billion - $2.99 billion
                                                               0.325% $3 billion - $4.99 billion
                                                               0.30%   $5 billion and above
-------------------------------------------------------------- --------------------------------------
Strong Short-Term Municipal Bond Fund                          0.25%    $0 - $4 billion
                                                               0.225%  next $2 billion
                                                               0.20%    $6 billion and above

WF SHORT-TERM MUNICIPAL BOND FUND (NEW)                        0.40%   $0 - $499 million
                                                               0.35%   $500 - $999 million
                                                               0.30%   $1 billion - $2.99 billion
                                                               0.275%  $3 billion - $4.99 billion
                                                               0.25%   $5 billion and above
-------------------------------------------------------------- --------------------------------------
Strong Small Company Value Fund                                0.75%    $0 - $4 billion
                                                               0.725%  next $2 billion
                                                               0.70%    $6 billion and above

[WF SMALL CAP DISCIPLINED FUND] (NEW)                          0.90%   $0 - $499 million
                                                               0.85%   $500 - $999 million
                                                               0.80%   $1 billion - $2.99 billion
                                                               0.775% $3 billion - $4.99 billion
                                                               0.75%   $5 billion and above
-------------------------------------------------------------- --------------------------------------
Strong Small/Mid Cap Value Fund                                0.75%    $0 - $4 billion
                                                               0.725%  next $2 billion
                                                               0.70%    $6 billion and above

WF SMALL/MID CAP VALUE FUND (NEW)                              0.90%   $0 - $499 million
                                                               0.85%   $500 - $999 million
                                                               0.80%   $1 billion - $2.99 billion
                                                               0.775% $3 billion - $4.99 billion
                                                               0.75%   $5 billion and above
-------------------------------------------------------------- --------------------------------------
Strong Tax-Free Money Fund                                     0.15%

WF NATIONAL TAX-FREE MONEY MARKET FUND                         0.10%
-------------------------------------------------------------- --------------------------------------
Strong Ultra Short-Term Income Fund                            0.30%    $0 - $4 billion
                                                               0.275%  next $2 billion
                                                               0.25%    $6 billion and above

WF ULTRA SHORT-TERM INCOME FUND (NEW)                          0.45%   $0 - $499 million
                                                               0.40%   $500 - $999 million
                                                               0.35%   $1 billion - $2.99 billion
                                                               0.325% $3 billion - $4.99 billion
                                                               0.30%   $5 billion and above
-------------------------------------------------------------- --------------------------------------
Strong Ultra Short-Term Municipal Income Fund                  0.30%    $0 - $4 billion
                                                               0.275%  next $2 billion
                                                               0.25%    $6 billion and above

WF ULTRA SHORT-TERM MUNICIPAL INCOME FUND (NEW)                0.40%   $0 - $499 million
                                                               0.35%   $500 - $999 million
                                                               0.30%   $1 billion - $2.99 billion
                                                               0.275% $3 billion - $4.99 billion
                                                               0.25%   $5 billion and above
-------------------------------------------------------------- --------------------------------------
Strong Wisconsin Tax-Free Fund                                 0.37%   $0 - $4 billion
                                                               0.345%  next $2 billion
                                                               0.32%   $6 billion and above

WF WISCONSIN TAX-FREE FUND (NEW)                               0.40%   $0 - $499 million
                                                               0.35%   $500 - $999 million
                                                               0.30%   $1 billion - $2.99 billion
                                                               0.275%  $3 billion - $4.99 billion
                                                               0.25%   $5 billion and above
-------------------------------------------------------------- --------------------------------------

1 If the sub-adviser does not meet certain performance criteria set forth in the applicable sub-advisory agreement, the advisory fee paid by the Fund to SCM is reduced by an amount equal to the difference between the fee SCM would have paid the sub-adviser had the performance criteria been met and the actual sub-advisory fee paid to the sub-adviser by SCM.

         Wells Capital, a wholly-owned subsidiary of Wells Fargo Bank, and an indirect wholly-owned subsidiary of Wells Fargo & Company, directly provides or will provide sub-advisory services to each of the Acquiring Funds, except the WF Growth and Income Fund, and the WF Overseas Fund. As of June 30, 2004, Wells Capital provided advisory services for over $___ billion in assets.


         Matrix Asset Advisors, Inc. ("Matrix"), will directly provide sub-advisory services to the WF Growth and Income Fund, and will be responsible for the day-to-day investment management activities of the Fund. Matrix provides investment advisory services to individuals, endowments, and pension accounts. As of June 30, 2004, Matrix managed $__ million in assets.


         New Star Institutional Managers Limited ("New Star"), will directly provide sub-advisory services to the [WF OVERSEAS FUND], and will be responsible for the day-to-day investment management activities of the Fund. New Star is an independent London-based manager of international equities and fixed income securities, and is authorized and regulated by the Financial Services Authority for the conduct of investment business in the United Kingdom and is a registered investment adviser with the U.S. Securities and Exchange Commission. New Star serves as investment adviser to fund vehicles registered in the European Union, charitable foundations, corporations, institutional investors and private accounts. As of June 30, 2004, New Star had approximately U.S. $__ billion under management.


OTHER PRINCIPAL SERVICE PROVIDERS


         The following is a list of principal service providers for the Strong Funds and the Acquiring Funds:



SERVICE PROVIDERS1

SERVICE                    STRONG FUNDS                   WELLS FARGO FUNDS
INVESTMENT ADVISER         Strong Capital Management,     Wells Fargo Funds Management,
                           Inc.                           LLC
                           P.O. Box 2936                  525 Market Street
                           Milwaukee, WI 53201            San Francisco, CA 94105
                           (investment adviser to each
                           of the Strong Funds except
                           the Strong Life Stage Series
                           - Aggressive, Conservative
                           and Moderate Portfolios, and
                           the Strong Index 500 Fund2)

SUB-ADVISER                W.H. Reaves & Co., Inc.
                           10 Exchange Place, 18th Floor  Wells Capital Management
                           Jersey City, NJ 07302          Incorporated
                           (Sub-Adviser to the Strong     525 Market Street
                           Dividend Income Fund)          San Francisco, CA 94105
                                                          (Sub-Adviser to each Acquiring
                           Scarborough Investment         Fund except the WF Growth and
                           Advisers, LLC                  Income Fund and [WF OVERSEAS
                           23 Spring Street Suite 203     FUND])
                           Ossining, NY 10562
                           (Sub-Adviser to the Strong     Matrix Asset Advisors, Inc.
                           Energy Fund)                   747 Third Avenue
                                                          31st Floor
                                                          New York, NY 10017
                                                         (Sub-Adviser to the WF Growth
                                                          and Income Fund)

                                                          New Star Institutional
                                                          Managers Limited
                                                          1 Knightsbridge Green, London,
                                                          SW1X 7NE
                                                          England
                                                          (Sub-Adviser to the [WF
                                                          OVERSEAS FUND])


DISTRIBUTOR                Strong Investments, Inc.        Stephens Inc.
                           P.O. Box 2936                   111 Center Street
                           Milwaukee,  WI 53201            Little Rock, AR 72201


ADMINISTRATOR              Strong Investor Services,
                           Inc. Wells Fargo Funds Management,
                           LLC

Custodian                  State Street Bank and Trust    Wells Fargo Bank, N.A.
                           Company                        6th Street & Marquette
                                                          Minneapolis, MN  55479

FUND ACCOUNTANT            Strong Investor Services,      PFPC, Inc.
                           Inc.

Transfer Agent and         Strong Investor Services,      Boston Financial Data
Dividend Disbursing Agent  Inc.                           Services, Inc.


Fund Counsel               Godfrey & Kahn, S.C.           Morrison & Foerster LLP
                           780 North Water Street         2000 Pennsylvania Avenue, N.W.
                           Milwaukee, WI 53202            Washington, D.C.  20006


3    Stephens Inc.  currently acts, and Wells Fargo Funds  Distributor,  LLC has been approved to act beginning at or before the closing of the Reorganization, as the distributor for the Wells Fargo Funds.
4 Strong Investor Services, Inc. has contracted with State Street Bank & Trust Company to provide a number of fund accounting services to the Strong Funds.

         If the Proposals are approved by shareholders, it is expected that the Strong Funds will transition from most of their other current service providers to the Wells Fargo Funds service providers during the first quarter of 2005.


COMPARISON OF BUSINESS STRUCTURES


         Federal securities laws largely govern the way mutual funds operate, but they do not cover every aspect of a fund's existence and operation. State law and each Fund's governing documents create additional operating rules and restrictions that the Funds must follow. Except for the Strong Florida Municipal Money Market Fund, the Strong Funds are organized as series of Wisconsin corporations whose operations are governed by their Articles of Incorporation and Bylaws and applicable Wisconsin law. The Strong Florida Municipal Money Market Fund, a series of the Strong Income Trust, and the Wells Fargo Funds, a series of Wells Fargo Funds Trust, are organized as Delaware statutory trusts and are governed by their Trust Instrument/Declarations of Trust and By-laws (if applicable) and applicable Delaware law. The difference between operating as a series of a Wisconsin corporation or a Delaware statutory trust is not expected to significantly affect the operation of any Strong Fund or change the responsibilities, powers or fiduciary duty owed to shareholders by a Fund's board of directors or trustees and officers.


         Under Wisconsin and Delaware law, corporations and statutory trusts, respectively, are operated by their boards of directors or trustees and by officers appointed by the board. Wells Fargo Funds Trust has different Trustees and Officers than the Directors and Officers of the Strong Funds. For more information about the current Directors and Officers of the Strong Funds and the Trustees and Officers of Wells Fargo Funds Trust, consult the current Strong Funds and Wells Fargo Funds statements of additional information.


         Under Delaware law, shareholders of a statutory trust have the right to vote on matters as specified in the declaration of trust and by-laws, if any. The Declaration of Trust for Wells Fargo Funds Trust requires shareholder approval of a matter only if required under the federal securities laws or if the board decides to submit the matter to shareholders; and permits the board of trustees to amend the Declaration of Trust without shareholder approval unless the federal securities laws expressly require it. In contrast, under Wisconsin law, shareholders of a corporation have the right to vote on various significant matters. Among other things, Strong Fund shareholders have voting rights with respect to certain matters, such as mergers and consolidations, certain amendments to the Articles of Incorporation, and the sale of assets other than in the regular course of business. Thus, there are certain matters that Wells Fargo Funds Trust's Board of Trustees is able to accomplish without obtaining shareholder approval which the Strong Funds' Board is not able to accomplish without shareholder approval.


         Delaware law provides that shareholders of the Strong Florida Municipal Money Market Fund and the Wells Fargo Funds shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The courts of some states, however, may decline to apply Delaware law on this point. In addition, the Trust Instrument/Declaration of Trust provides for indemnification out of the Fund's property of any shareholder or former shareholder held personally liable for the obligations of the Fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. Under Delaware law and Funds Trust's Declaration of Trust, the trustees and officers of Funds Trust are indemnified against liabilities and expenses incurred in connection with proceedings relating to their positions as such, absent disabling conduct.

         Under Wisconsin law and the Strong Funds' Bylaws, each Strong Fund is required to indemnify its officers and directors against liabilities and expenses incurred in connection with proceedings relating to their positions as officers and directors, except under certain limited circumstances involving wrongful conduct by the officers and directors. In addition, each Strong Fund has agreed to indemnify its directors who are not "interested persons," as defined in the 1940 Act, against all liability and expenses reasonably incurred or paid by such director in connection with any proceeding in which the director is involved by virtue of being a director of the Strong Fund. In addition,
Section 180.0622(2)(b) of the Wisconsin statutes provides that shareholders of a corporation organized under Chapter 180 of the Wisconsin statutes may be assessed up to the par value of their shares to satisfy the obligations of such corporation to its employees for services rendered, but not exceeding six months, service in the case of any individual employee. Certain Wisconsin courts have interpreted "par value" to mean the full amount paid by the purchaser of shares upon the issuance thereof. The Strong Funds have only one employee.


TERMS OF THE REORGANIZATION


         In each Reorganization, an Acquiring Fund will acquire substantially all of the assets and assume substantially all of the liabilities of its corresponding Acquired Fund in exchange for shares of equal value of such Acquiring Fund. Each Reorganization is governed by the Reorganization Plan, a copy of which is attached as Exhibit F.


         The Reorganization Plan specifies the method of determining the net value of each Acquired Fund's assets and the net asset value of each Acquiring Class share. Wells Fargo will determine the number of shares of each Acquiring Class to issue by dividing the net value of the acquired assets attributable to the corresponding Acquired Class by the net asset value of one Acquiring Class share. To determine the net asset value of the Acquiring Fund shares to be delivered, and the net value of the Acquired Assets being conveyed, the parties will use the standard valuation methods used by Wells Fargo Funds in determining daily net asset values.


         The Acquired Fund will distribute the Acquiring Fund shares it receives in the Reorganization to its shareholders. Shareholders of record of each Acquired Fund will be credited with shares of the corresponding class of the corresponding Acquiring Fund having an aggregate value equal to the Acquired Fund shares that the shareholder held immediately prior to the Effective Time. As soon as reasonably practicable following the steps described above, each Acquired Fund shall be liquidated and dissolved, transferring the Excluded Assets and Excluded Liabilities to a new trust, the Successor Trust. Excluded Assets, Excluded Liabilities and Successor Trust are defined in Reorganization Plan.


         As defined, Excluded Assets and Excluded Liabilities essentially include, without limitation, rights, claims or liabilities relating to allegations of mutual fund trading abuses and related matters contained in a complaint filed by the New York Attorney General and settled September 3, 2003 against Canary Capital Partners, LLC and various related defendants including certain shareholder class actions and derivative actions, any litigation or other proceeding arising out of the same or similar allegations, any litigation or other proceeding arising out of any investigations or other matters known to Strong Funds, and any personal trading in mutual funds by Richard S. Strong. Excluded Assets include rights to receive insurance proceeds, if any, and indemnification payments, if any, from SFC, relating to these matters. The Successor Trust is intended to resolve claims related to the Excluded Assets and Excluded Liabilities.


         Upon resolution by the Successor Trust of these claims, the proceeds from an Acquired Fund's Excluded Assets may exceed the amount of its Excluded Liabilities. If so, the Successor Trust will distribute net proceeds to shareholders or former shareholders in a manner that is consistent with applicable law or regulation, as directed by a court or claims administrator in connection with resolving such claims, or otherwise in a manner consistent with the fiduciary duties of the Successor Trust's trustees. There can be no assurance that any such proceeds will be received or that they will exceed the amount of Excluded Liabilities.


         Under applicable state laws, in the event that an Acquired Fund's Excluded Assets were not sufficient to satisfy all of its Excluded Liabilities, the Acquired Fund's directors could have personal liability for the amount of the unsatisfied liabilities. SFC has agreed to indemnify the Acquired Fund's directors against any such personal liability.


         Until the closing of the Transaction (currently expected to occur on or about [DECEMBER 31, 2004]), either the Strong Funds Board or the Board of Trustees of Wells Fargo Funds Trust may terminate the Reorganization Plan with respect to any Acquired Fund or Acquiring Fund by notice to the other party if that Board determines that the consummation of the Reorganization is not in the best interests of its fund's shareholders. After the closing of the Transaction, however, a party's Board may not terminate the Reorganization Plan with respect to any Acquiring Fund or Acquired Fund, even if that Board determines that the consummation of the Reorganization is no longer in the best interests of its fund's shareholders, or that the interests of shareholders would be diluted as a result of the Reorganization, but rather only if the conditions to its fund's obligations to consummate the Reorganization are not satisfied or waived. Because a period of time is expected to elapse between the closing of the Transaction and the expected consummation of the Reorganization (currently expected to occur on or about [APRIL 8, 2005]), there is a risk that circumstances may change such that consummation of a fund's Reorganization is no longer believed by a Board to be in the best interests of a participating fund's shareholders, or such that the interests of shareholders would be diluted as a result of the Reorganization, but that fund is still required to consummate the Reorganization.


         Completion of the Reorganization is subject to numerous customary conditions set forth in the Reorganization Plan. An important condition to closing is that the parties receive a tax opinion that concludes, INTER ALIA, that each Reorganization will qualify as a "reorganization" for U.S. federal income tax purposes. As such, each Reorganization will not be taxable for such purposes to the Acquired Funds, the Acquiring Funds, or the Acquired Funds' shareholders, except insofar as the Acquired Funds' shareholders receive payments in respect of Excluded Assets (as discussed below under "Material U. S. Federal Income Tax Consequences of the Reorganization - TREATMENT OF EXCLUDED ASSETS AND EXCLUDED LIABILITIES"). Certain other U.S. federal income tax consequences of the Reorganization are discussed in detail under the heading "Material U.S. Federal Income Tax Consequences of the Reorganization." Another condition is that each Acquired Fund whose taxable year will close as a result of its Reorganization declare distributions to its shareholders to the extent of its previously undistributed income and realized capital gains prior to the closing of the Reorganizations. The closing also is conditioned on the parties delivering and receiving the necessary documents to transfer assets and liabilities in exchange for shares of the Acquiring Funds. Following the closing, each Acquired Fund, and the corporation or trust of which it is a series, will be dissolved under applicable state law.


BOARD CONSIDERATION OF THE REORGANIZATION


         In December 2003, the Board was informed by SCM that SFC had retained Goldman Sachs and Co. to assist in a search for a buyer of SFC's investment advisory business. In early March 2004, SCM reported to the Board that SFC and Wells Fargo were working toward a definitive agreement whereby SFC's investment advisory business would be acquired by Wells Fargo. On March 8, 2004, Funds Management made an initial presentation to the Board regarding its asset management and investment products distribution businesses. The presentation included Funds Management's preliminary ideas on combining the Wells Fargo Funds and the Strong Funds into a single mutual fund complex.


         In May 2004, the Board retained an independent financial consultant, Bobroff Consulting, to help with its evaluation and negotiation of the Funds Management proposal concerning the Strong Funds. The Board's independent financial consultant was asked to evaluate the overall advisory and distribution capability of Wells Fargo, including its ability to support the Strong Funds' existing distribution arrangements. The Board's independent financial consultant also was asked to evaluate the proposed Reorganization and restructurings, including, where applicable, the appropriateness of the proposed Reorganization candidates, the quality of the investment performance records, the compatibility of investment styles, the level of expenses after giving effect to the proposed Reorganization, and the impact of the Reorganization on Strong Funds tax attributes such as capital loss carryforwards.


         On May 20, 2004, the Board met again with representatives of Wells Fargo. The Board's independent financial consultant also attended this meeting. At this meeting, Wells Fargo presented preliminary materials on proposed distribution arrangements and strategies, service providers, expense structures and Fund Reorganizations. The Board also met with the Chief Investment Officer of Wells Capital and members of certain Wells Capital investment teams, and received updates on which SCM investment managers had agreed to join Wells Fargo after the closing of the Transaction. Following the May meeting, the Board and its independent financial consultant received additional information regarding the matters covered in the Wells Fargo presentation, including the proposed Fund Reorganizations.


         After the May meeting, the Board conducted certain reviews with the assistance of the Board's independent legal counsel and counsel to the Strong Funds. The reviews covered the Wells Fargo Funds, Funds Management and each Wells Fargo entity that provides or was proposed to provide services to the Wells Fargo Funds after giving effect to the Reorganization. With respect to the Wells Fargo Funds, the review included, among other things, (a) organizational documents, (b) certain documents filed with the Securities and Exchange Commission, (c) certain service provider contracts, (d) certain materials related to the registration of shares, (e) certain materials concerning regulatory matters, (f) certain materials concerning insurance and (g) certain Fund policies and procedures. With respect to Funds Management and its affiliates, the review included, among other things, (a) certain organizational documents, (b) certain materials concerning regulatory matters, (c) various aspects of investment management and fiduciary compliance, (d) various aspects of risk management processes and procedures, (e) various aspects of brokerage and trading practices, (f) certain personnel matters, (g) certain materials concerning insurance, (h) certain financial statements and (i) various aspects of administrative systems. Both sets of counsel prepared written reports for the Board about the review that had been performed.


         On June 23, 2004, the Board and its independent financial consultant again met with representatives of Wells Fargo. At this meeting, Wells Fargo presented additional information regarding the proposed Fund Reorganizations and various distribution matters. The proposal contemplated that only one Fund in the Strong Funds complex would not be merged into the Wells Fargo Fund complex. The proposal also stated that, based on current assumptions, total Fund expenses for Strong Funds shareholders would be reduced by $5.8 million, after giving effect to the proposed Reorganizations and assuming current asset levels. The proposal noted that this reduction did not include the expense reduction the Board had obtained from SCM in May 2004, when the investment advisory agreements with SCM were renewed.


         During July 2004, members of the Board conducted interviews of the lead portfolio managers of each investment team from Wells Fargo affiliates who were proposed to manage significant Strong Fund assets after the Reorganizations. The Board also received progress reports from its independent financial consultant.


         Another meeting of the Board, the Board's independent financial consultant and representatives of Wells Fargo was held on July 26, 2004. At this meeting, the Board received an updated presentation from Wells Fargo on the proposed Reorganizations and certain pricing matters. Following the meeting, the Board directed its independent financial consultant to engage in further negotiations with Wells Fargo to reduce fees on a number of the proposed Reorganizations. As a result, further fee reductions were achieved.


         The Board and the Board's independent financial consultant met again with representatives of Wells Fargo on August 12, 2004, at which time Wells Fargo delivered its final presentation on the proposed Reorganizations. That presentation stated that Wells Fargo would cap, through April 30, 2007, total Fund operating expenses at the levels contained in the presentation. The presentation also stated that, based on current assumptions, the total annual operating expense ratio reduction to Strong Funds shareholders would be at least $6 million, after giving effect to the proposed Reorganizations and assuming current asset levels. The presentation noted that this reduction (which includes the total Fund expense reduction described above) was in addition to the expense reduction the Board had obtained from SCM in May 2004 when the investment advisory agreements with SCM were renewed. The materials provided by Wells Fargo to the Board also included information on the investment objectives and the strategies of the Wells Fargo Funds, comparative operating expense ratios and performance information, and an analysis of the projected benefits to Strong Fund shareholders from the proposed Reorganizations.


     The Board's independent legal counsel and Strong Fund counsel also made oral presentations to the Board at the August meeting, summarizing the results of their reviews. The Board's independent financial consultant also delivered a written report for the Board and made an oral presentation to the Board detailing their work, findings and conclusions. The independent financial consultant's report included, among other things, fee and expense comparisons and a review of investment performance records and the compatibility of investment styles. The report also included information about Wells Fargo's plans to support and maintain the no-load funds and both direct and intermediary marketing efforts.


         Also at the August meeting, in response to the Board's request based on its review, Wells Fargo agreed to change one of the proposed Acquiring Fund candidates. The Chief Compliance Officer of the Wells Fargo Funds made a presentation to the Board on the Funds Management's compliance organization.


         On August 13, 2004, the Strong Funds Board of Directors unanimously determined that the reorganizations were in the best interests of the shareholders of each Strong Fund and each Strong Fund, and that as of that date, the interests of the existing shareholders of each Strong Fund would not be diluted as a result of the Reorganizations. The Boards' decision was subject to certain conditions. Those conditions were satisfied by mid-September 2004. No member of the Board is an "interested person" (within the meaning of the 1940
Act) of the Strong Funds, SFC or SCM.


         In determining whether to approve the Reorganization Plan and to recommend approval of the Reorganization to shareholders of the Strong Funds, the Board made inquiries into a number of matters and considered the following, among other things:




(i) the Board's desire to preserve for Strong Funds shareholders as much as possible the portfolio management, shareholder services and shareholder interface they currently enjoy, as well as access to the wide array of funds they currently enjoy;

(ii) the decision by SFC to sell much of SCM's investment management business, and the decision by Wells Capital to employ many of the key investment management professionals who previously managed the Strong Funds and to preserve the Strong Funds' current customer call center and other shareholder services;

(iii) Strong and its affiliates' agreement to provide continuing administrative and operational services to the Strong Funds during the interim period until the conversion to Wells Fargo's third-party providers;

(iv) the anticipated effect of the Reorganization on per-share expense ratios, both before and after waivers, of the Strong Funds, including that Funds Management had agreed to cap overall fund expense ratios through at least April 30, 2007 (the Board also noted that after that time, Funds expense ratios could increase only with the approval of the Board of the Wells Fargo Funds), that Funds Management would be bound by the Fund expense reductions that are part of SCM's recent regulatory settlements and that certain Funds were expected to benefit from economies of scale as a result of reaching breakpoints in fee schedules;

(v) the investment management fee and other fees paid by the Wells Fargo Funds, and the historical and projected expense ratios of the Wells Fargo Funds as compared with those of the Strong Funds and industry peer groups;

(vi) the historical investment performance records of the Strong Funds and the Wells Fargo Funds, relative to each other and relative to peer groups;

(vii) the anticipated benefits of economies of scale for the Strong Funds and benefits to their shareholders of promoting more efficient operations and enabling greater diversification of investments--for more information on this consideration see "Gross and Net Operating Expense Ratios of the Funds" below;

(viii) the current circumstances of SFC, SCM and the Strong Funds, including the recent regulatory investigations and settlements involving market timing, the litigation pending on the same and related matters, the continued substantial outflows from the Funds since September 2003, and the continued departure of personnel (including portfolio managers) from SCM and other affiliated Strong service providers to the Funds since September 2003;

(ix) that the Strong transfer agent is required to cease operating as a transfer agent within one year after the regulatory settlements;

(x)           the apparent lack of favorable alternatives;

(xi) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder interests;

(xii) the potential benefits to Strong Funds' shareholders resulting from the Strong Funds' access to the larger distribution network and capability of the Wells Fargo Funds;

(xiii) the Board's understanding of Wells Fargo's plans concerning direct and intermediary marketing, support for the no-load funds, shareholder services including web-based services, and shareholders' ability to hold fund shares after the Reorganization in "no transaction fee" platforms.

(xiv) the viability of the Strong Funds absent approval of the proposed Reorganization;

(xv) the relative compatibility of the investment objectives, policies and restrictions of the Strong Funds and their corresponding Wells Fargo Funds;

(xvi)     the  service   features  and  investment   options   available  to
          shareholders of the Strong Funds and the Wells Fargo Funds;

(xvii)    the reputation, financial strength and resources of Wells Fargo;

(xviii) the capabilities, practices and resources of Funds Management and the other service providers to the Wells Fargo Funds;

(xix) the qualifications and experience of the personnel at Funds Management that are involved with the Wells Fargo Funds;

(xx)      the shareholder services offered by Wells Fargo;

(xxi)     the  regulatory   review  of  the  Wells  Fargo  Funds  and  Funds
          Management conducted by the Board;

(xxii) that the expenses of the Reorganization would not be borne by Strong Funds' shareholders; and

(xxiii) the expected treatment of the Reorganization as a "reorganization" for U.S. federal income tax purposes.


         Some of the above factors, which served as the basis for the Board's determination to approve the Reorganization, are discussed in greater detail below.

o        GREATER PRODUCT ARRAY AND ENHANCED RANGE OF INVESTMENT OPTIONS.


         Investors in Wells Fargo Funds enjoy a wide array of investment options and strategies. At the closing of the Reorganization, the Wells Fargo Funds family is expected to have over 115 publicly offered funds, including equity funds, international and emerging markets funds, asset allocation funds, tax-free funds, income funds and money market funds. This broad range of investment options will permit an investor in Wells Fargo Funds to diversify his or her investments and to participate in investment styles currently prevalent in the market. Shareholders are free, with a few exceptions, to make exchanges of the same class of shares between Wells Fargo Funds without additional charge. Thus, if the Reorganization is approved, Strong Fund shareholders will have increased investment options and greater flexibility to change investments through exchanges. Such exchanges generally are taxable. Absent approval of the proposed Reorganization, the alternatives available to the Strong Funds are limited and may include liquidations.

o        WELLS FARGO FUNDS SHAREHOLDER SERVICE CAPABILITIES


         With over $76 billion in assets under management as of June 30, 2004, Wells Fargo Funds is the 28th largest mutual fund company in the United States. In addition, the scale and financial resources of Funds Management allows Wells Fargo Funds to provide increased sales and service capabilities to fund shareholders and their financial intermediaries. Investors in Wells Fargo Funds have access to a highly rated telephone service operation (for both shareholders and their financial intermediaries), automated services, and Internet services. Further, Funds Management provides convenient branch locations and access to other financial products and services. These shareholder services will be available to Strong Fund shareholders if the Reorganization is approved. In addition, the Strong Funds call center is expected to remain in place to serve shareholders.

o        GREATER ECONOMIES OF SCALE


         Wells Fargo Funds and the Strong Funds have the potential to benefit from greater economies of scale by, among other things, having a larger group of funds with greater assets, thereby reducing certain fixed costs (such as legal, compliance and board of director/trustee expenses) as a percentage of fund assets. In addition, as a result of the Reorganization, certain funds are expected to benefit from economies of scale as a result of reaching breakpoints in fee schedules.

o        PORTFOLIO MANAGEMENT


         Wells Fargo Funds has depth in its investment management personnel provided by Funds Management and the various sub-advisers that run the day-to-day operations of the Wells Fargo Funds. Also, Wells Capital has agreed to hire the small cap, mid cap core, mid cap growth, small cap value, small cap growth, large cap growth, Asia Pacific, and fixed income portfolio management teams that manage certain of the Strong Funds, and those portfolio managers will continue to manage many of the Strong Funds as employees of Wells Capital, rather than as employees of SCM.

o        COMPATIBLE OBJECTIVES AND INVESTMENT STRATEGIES


         As discussed in the section entitled "Comparison of Investment Objectives, Principal Investment Strategies and Policies," each Acquiring Fund and corresponding Strong Fund generally have compatible investment objectives and strategies. As a result, the proposed Reorganization, based on current facts, is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities that are incompatible with the investment objective(s) of the Acquiring Fund. It also is not expected to significantly alter the risk/potential return profile of any shareholder's investment except as described in the comparison section. Further, the continuation of one or more of the current portfolio managers for the Strong Asia Pacific Fund, Strong
Corporate Bond Fund, Strong Discovery Fund, Strong Enterprise Fund, Strong Government Securities Fund, Strong Growth Fund, Strong High-Yield Bond Fund, Strong Intermediate Municipal Bond Fund, Strong Large Cap Growth Fund, Strong Large Company Growth Fund, Strong Mid Cap Disciplined Fund, Strong Opportunity Fund, Strong Short-Term Bond Fund, Strong Short-Term High Yield Bond Fund, Strong Short-Term Municipal Bond Fund, Strong Small/Mid Cap Value Fund, Strong Small Company Value Fund, Strong Ultra Short-Term Income Fund, Strong Ultra Short-Term Municipal Income Fund, and Strong Wisconsin Tax-Free Fund as the portfolio manager(s) of the corresponding Wells Fargo Funds is expected to maintain a consistent investment style between those Strong Funds and their corresponding Wells Fargo Funds.

o        COMPARATIVE PERFORMANCE


         Shareholders can consult the chart under the heading "Performance" in this Prospectus/Proxy Statement for certain Fund specific performance comparisons. In the Reorganizations involving the Strong Asia Pacific Fund, Strong Balanced Fund, Strong Corporate Bond Fund, Strong Discovery Fund, Strong Dividend Income Fund, Strong Enterprise Fund, Strong Government Securities Fund, Strong Growth Fund, Strong Growth and Income Fund, Strong Heritage Money Fund, Strong High-Yield Bond Fund, Strong Intermediate Municipal Bond Fund, Strong Large Cap Growth Fund, Strong Large Company Growth Fund, Strong Life Stage Series - Aggressive Portfolio, Strong Life Stage Series - Conservative Portfolio, Strong Life Stage Series - Moderate Portfolio, Strong Mid Cap Disciplined Fund, Strong Municipal Money Market Fund, Strong Opportunity Fund, Strong Overseas Fund, Strong Short-Term High Yield Bond Fund, Strong Short-Term Municipal Bond Fund, Strong Small/Mid Cap Value Fund, Strong Small Company Value Fund, Strong Ultra Short-Term Income Fund, Strong Ultra Short-Term Municipal Income Fund, and Strong Wisconsin Tax-Free Fund, the Acquiring Fund will assume the financial history, including the performance history, of the predecessor Strong Fund at the closing of the Reorganization. Also, in each other
Reorganization, the Acquiring Fund generally has comparable or better performance than the corresponding Strong Fund.

o        GROSS AND NET OPERATING EXPENSE RATIOS OF THE FUNDS


         The Board also considered the net and gross operating expense ratios for each Strong Fund and corresponding Acquiring Fund and noted the potential for future savings and reductions. For most Reorganizations, except for those involving the Strong Minnesota Tax Free Fund (Investor Class and Class C), Strong Intermediate Municipal Bond Fund (Investor Class), Strong Wisconsin Tax Free Fund (Investor Class), and Strong Short-Term Income Fund (Investor Class), the Acquiring Fund has the same or a lower net operating expense ratio (after contractual and voluntary waivers and absorptions) than the Strong Fund. Thus, with these limited exceptions, shareholders will pay the same or lower fees as a result of the Reorganization.

o        TAX-FREE REORGANIZATION


         The Board also considered the expectation that each Reorganization will be treated as a "reorganization" for U.S. federal income tax purposes. If you as a Strong Funds shareholder were to redeem your investment in the Strong Funds and invest the proceeds in another Fund or other investment product, you generally would recognize gain or loss for U.S. federal income tax purposes upon the redemption of the shares. By contrast, it is intended that for such purposes: (1) you will not recognize a taxable gain or a loss on the exchange of your Acquired Fund shares for shares of the corresponding Acquiring Fund, although you may recognize gain to the extent you receive a payment in respect of Excluded Assets; (2) you will have the same aggregate tax cost basis in your Acquiring Fund shares as you had in your Acquired Fund shares; and (3) assuming that you hold your Acquired Fund shares as a capital asset, the holding period for your Acquiring Fund shares will include the period for which you held your Acquired Fund shares. As a shareholder of an open-end fund, you will continue to have the right to redeem any or all of your shares at net asset value at any time. At that time, you generally would recognize a gain or loss for U.S. federal income tax purposes.

o        EXPENSES OF THE REORGANIZATION


         Funds Management and SFC share equally all the costs and expenses of preparing, printing, and mailing the Prospectus/Proxy Statement and related solicitation expenses for the approvals of the Proposals, so shareholders of the Strong Funds and Acquiring Funds will not bear these costs.


PERFORMANCE

     The following table shows the average annual total returns of select Classes of shares (as indicated in the table) of the Strong Funds and the Acquiring Funds for 1, 5, 10 years or since inception, as applicable, as of June 30, 2004. Performance information for the WF Asia Pacific Fund, WF Balanced Fund, WF Corporate Bond Fund, WF Discovery Fund, WF Dividend Income Fund, WF Enterprise Fund, WF Government Securities Fund, WF Growth and Income Fund, WF Growth Fund, WF Heritage Money Fund, WF High Income Fund, WF Intermediate Tax-Free Fund, WF Large Cap Growth Fund, [WF CAPITAL GROWTH FUND], WF Life Stage-Aggressive Portfolio, WF Life Stage-Conservative Portfolio, WF Life Stage-Moderate Portfolio, WF Mid Cap Disciplined Fund, WF Municipal Money Market Fund, WF Opportunity Fund, [WF OVERSEAS FUND], WF Short-Term Bond Fund, WF Short-Term High Yield Bond Fund, WF Short-Term Municipal Bond Fund, [WF SMALL CAP DISCIPLINED FUND], WF Small/Mid Cap Value Fund, WF Ultra Short-Term Income Fund, WF Ultra Short-Term Municipal Income Fund, and WF Wisconsin Tax-Free Fund is the same as for their corresponding Strong Funds because they are new Funds with no assets that will assume the financial history of their corresponding Strong Fund at the closing of the Reorganization. For more information regarding the total returns of each of the Acquiring Funds, see the "Financial Highlights" in Exhibit E to this Prospectus/Proxy Statement or your Strong Funds prospectus. Of course, past performance does not predict future results. All returns reflect the effect of fee waivers. Without these fee waivers, the average annual total returns for the Funds would have been lower. For current yield information for the Strong Funds, call 1-800-368-3863, and for the Wells Fargo Funds, call 1-800-222-8222.

------------------------------------------------------ -------------- ------------- -----------------------
                                                                                          10-YEAR OR
 FUND/CLASS (INCEPTION DATE)                              1-YEAR         5-YEAR        SINCE INCEPTION

------------------------------------------------------ -------------- ------------- -----------------------
STRONG DISCOVERY FUND/
WF DISCOVERY FUND (12-31-87)
------------------------------------------------------ -------------- ------------- -----------------------
     Investor Class (12-31-87)                           29.56%          9.00%         9.65%
------------------------------------------------------ -------------- ------------- -----------------------

 STRONG ENTERPRISE FUND/
 WF ENTERPRISE FUND (9-30-98)
------------------------------------------------------ -------------- ------------- -----------------------
     Investor Class (9-30-98)                            25.03%          3.05%        16.53%
------------------------------------------------------ -------------- ------------- -----------------------

 STRONG GROWTH 20 FUND(1) (6-30-97)
------------------------------------------------------ -------------- ------------- -----------------------
     Investor Class (6-30-97)                            19.95%         -3.52%         6.74%
------------------------------------------------------ -------------- ------------- -----------------------
 STRONG GROWTH FUND/
 WF GROWTH FUND (12-31-93)
------------------------------------------------------ -------------- ------------- -----------------------
     Investor Class (12-31-93)                           20.89%         -1.43%        11.72%
------------------------------------------------------ -------------- ------------- -----------------------

------------------------------------------------------ -------------- ------------- -----------------------
 STRONG LARGE CAP GROWTH FUND/
 WF LARGE CAP GROWTH FUND (12-30-81)
------------------------------------------------------ -------------- ------------- -----------------------
     Investor Class (12-30-81)                           15.35%           -5.73%       7.82%
------------------------------------------------------ -------------- ------------- -----------------------

------------------------------------------------------ -------------- ------------- -----------------------
STRONG ENDEAVOR FUND (4-6-01)
------------------------------------------------------ -------------- ------------- -----------------------
     Investor Class (4-6-01)                             22.00%          -            -0.75%
------------------------------------------------------ -------------- ------------- -----------------------
STRONG LARGE COMPANY GROWTH FUND(2) /
[WF CAPITAL GROWTH FUND] (11-3-97)
------------------------------------------------------ -------------- ------------- -----------------------
     Investor Class (11-3-97)                            19.73%          5.81%         9.50%
------------------------------------------------------ -------------- ------------- -----------------------

------------------------------------------------------ -------------- ------------- -----------------------
STRONG BALANCED FUND/
WF BALANCED FUND (12-30-81)
------------------------------------------------------ -------------- ------------- -----------------------
     Investor Class (12-30-81)                           10.19%         -1.43%         6.95%
------------------------------------------------------ -------------- ------------- -----------------------

------------------------------------------------------ -------------- ------------- -----------------------
STRONG LARGE CAP CORE FUND (6-30-98)
------------------------------------------------------ -------------- ------------- -----------------------
     Investor Class (6-30-98)                            16.05%         -3.01%         1.52%
------------------------------------------------------ -------------- ------------- -----------------------
STRONG GROWTH AND INCOME FUND/
WF GROWTH AND INCOME FUND (12-29-95)
------------------------------------------------------ -------------- ------------- -----------------------
     Investor Class (12-29-95)                           16.02%         -3.51%         9.49%
------------------------------------------------------ -------------- ------------- -----------------------

------------------------------------------------------ -------------- ------------- -----------------------
STRONG INDEX 500 FUND (5-1-97)
------------------------------------------------------ -------------- ------------- -----------------------
     Investor Class (5-1-97)                             18.69%         -2.64%         6.20%
------------------------------------------------------ -------------- ------------- -----------------------
WF INDEX FUND (1-31-87)
------------------------------------------------------ -------------- ------------- -----------------------
     Investor Class (3) (3-__-05)                        18.52%         -2.52%        11.25%
------------------------------------------------------ -------------- ------------- -----------------------

------------------------------------------------------ -------------- ------------- -----------------------
STRONG ASIA PACIFIC FUND/
WF ASIA PACIFIC FUND (12-31-93)
------------------------------------------------------ -------------- ------------- -----------------------
     Investor Class (12-31-93)                           44.62%          2.35%         1.45%
------------------------------------------------------ -------------- ------------- -----------------------

------------------------------------------------------ -------------- ------------- -----------------------
STRONG OVERSEAS FUND/
WF OVERSEAS FUND (6-30-98)
------------------------------------------------------ -------------- ------------- -----------------------
     Investor Class(1) (6-30-98)                         27.16%         -0.07%         3.36%
------------------------------------------------------ -------------- ------------- -----------------------

------------------------------------------------------ -------------- ------------- -----------------------
STRONG LIFE STAGE SERIES - AGGRESSIVE PORTFOLIO/
WF LIFE STAGE - AGGRESSIVE PORTFOLIO (12-31-98)
------------------------------------------------------ -------------- ------------- -----------------------
     Investor Class (4) (12-31-98)                       16.58%          0.44%         2.73%
------------------------------------------------------ -------------- ------------- -----------------------

------------------------------------------------------ -------------- ------------- -----------------------
STRONG LIFE STAGE SERIES - CONSERVATIVE PORTFOLIO/
WF LIFE STAGE - CONSERVATIVE PORTFOLIO (12-31-98)
------------------------------------------------------ -------------- ------------- -----------------------
     Investor Class(4) (12-31-98)                         8.42%          2.42%         3.60%
------------------------------------------------------ -------------- ------------- -----------------------

------------------------------------------------------ -------------- ------------- -----------------------
STRONG LIFE STAGE SERIES - MODERATE PORTFOLIO/
WF LIFE STAGE -MODERATE PORTFOLIO (12-31-98)
------------------------------------------------------ -------------- ------------- -----------------------
     Investor Class(4) (12-31-98)                        12.31%          1.71%         3.14%
------------------------------------------------------ -------------- ------------- -----------------------

------------------------------------------------------ -------------- ------------- -----------------------
STRONG DOW 30 VALUE FUND (12-31-97)
------------------------------------------------------ -------------- ------------- -----------------------
     Investor Class (12-31-97)                           16.62%         -0.71%         4.72%
------------------------------------------------------ -------------- ------------- -----------------------
STRONG ENERGY FUND (9-30-97)
------------------------------------------------------ -------------- ------------- -----------------------
     Investor Class (9-30-97)                            26.91%          8.20%         4.35%
------------------------------------------------------ -------------- ------------- -----------------------
STRONG DIVIDEND INCOME FUND/
WF DIVIDEND INCOME FUND (7-1-93)
------------------------------------------------------ -------------- ------------- -----------------------
     Investor Class (1) (7-1-93)                         15.76%          1.85%        10.38%
------------------------------------------------------ -------------- ------------- -----------------------

------------------------------------------------------ -------------- ------------- -----------------------
STRONG MID CAP DISCIPLINED/
WF MID CAP DISCIPLINED FUND (12-31-98)
------------------------------------------------------ -------------- ------------- -----------------------
     Investor Class (2) (12-31-98)                       35.82%         14.77%        18.69%
------------------------------------------------------ -------------- ------------- -----------------------

------------------------------------------------------ -------------- ------------- -----------------------
STRONG SMALL COMPANY VALUE FUND/
[WF SMALL CAP DISCIPLINED FUND] (3-28-02)
------------------------------------------------------ -------------- ------------- -----------------------
     Investor Class (3-28-02)                            51.89%          -            27.28%
------------------------------------------------------ -------------- ------------- -----------------------

------------------------------------------------------ -------------- ------------- -----------------------
STRONG SMALL/MID CAP VALUE FUND/
WF SMALL/MID CAP VALUE FUND (3-28-02)
------------------------------------------------------ -------------- ------------- -----------------------
     Investor Class (3-28-02)                            41.94%          -            11.79%
------------------------------------------------------ -------------- ------------- -----------------------

------------------------------------------------------ -------------- ------------- -----------------------
STRONG FLORIDA MUNICIPAL MONEY MARKET FUND (11-29-02)
------------------------------------------------------ -------------- ------------- -----------------------
     Investor Class (11-29-02)                            0.65%          -             0.72%
------------------------------------------------------ -------------- ------------- -----------------------
STRONG TAX-FREE MONEY FUND (12-15-00)
------------------------------------------------------ -------------- ------------- -----------------------
     Investor Class (12-15-00)                            0.86%          -             1.63%
------------------------------------------------------ -------------- ------------- -----------------------
WF NATIONAL TAX-FREE MONEY MARKET FUND
(1-1-88)
------------------------------------------------------ -------------- ------------- -----------------------
     Investor Class (3) (3-__-05)                         0.72%          2.06%         2.63%
------------------------------------------------------ -------------- ------------- -----------------------

------------------------------------------------------ -------------- ------------- -----------------------
STRONG HERITAGE MONEY FUND/
WF HERITAGE MONEY MARKET FUND (6-29-95)
------------------------------------------------------ -------------- ------------- -----------------------
     Investor Class                                       0.73%          3.10%         4.19%
------------------------------------------------------ -------------- ------------- -----------------------

------------------------------------------------------ -------------- ------------- -----------------------
STRONG MONEY MARKET FUND
------------------------------------------------------ -------------- ------------- -----------------------
     Investor Class (10-22-85)                            0.47%          2.84%         4.08%
------------------------------------------------------ -------------- ------------- -----------------------
WF MONEY MARKET FUND (10-22-85)
------------------------------------------------------ -------------- ------------- -----------------------
     Investor Class (3-__-05)
------------------------------------------------------ -------------- ------------- -----------------------

------------------------------------------------------ -------------- ------------- -----------------------
STRONG MUNICIPAL MONEY MARKET FUND/
WF MUNICIPAL MONEY MARKET FUND(10-23-86)
------------------------------------------------------ -------------- ------------- -----------------------
     Investor Class (10-23-86)                            0.72%          2.28%         2.93%
------------------------------------------------------ -------------- ------------- -----------------------

------------------------------------------------------ -------------- ------------- -----------------------
STRONG ULTRA SHORT-TERM INCOME FUND/
WF ULTRA SHORT-TERM INCOME FUND (11-25-88)
------------------------------------------------------ -------------- ------------- -----------------------
     Investor Class (11-25-88)                            1.36%          3.49%         4.79%
------------------------------------------------------ -------------- ------------- -----------------------

------------------------------------------------------ -------------- ------------- -----------------------
STRONG ULTRA SHORT-TERM MUNICIPAL INCOME FUND/
WF ULTRA SHORT-TERM MUNICIPAL INCOME FUND (11-30-95)
------------------------------------------------------ -------------- ------------- -----------------------
     Investor Class (11-30-95)                            0.86%          2.73%         3.57%
------------------------------------------------------ -------------- ------------- -----------------------

------------------------------------------------------ -------------- ------------- -----------------------
STRONG CORPORATE BOND FUND/
WF CORPORATE BOND FUND (12-12-85)
------------------------------------------------------ -------------- ------------- -----------------------
     Investor Class (12-12-85)                            0.88%          5.45%         7.73%
------------------------------------------------------ -------------- ------------- -----------------------

------------------------------------------------------ -------------- ------------- -----------------------
STRONG GOVERNMENT SECURITIES FUND/
WF GOVERNMENT SECURITIES FUND (10-29-86)
------------------------------------------------------ -------------- ------------- -----------------------
     Investor Class (10-29-86)                           -0.58%          6.59%         7.15%
------------------------------------------------------ -------------- ------------- -----------------------

------------------------------------------------------ -------------- ------------- -----------------------
STRONG HIGH-YIELD BOND FUND/
WF HIGH INCOME FUND (12-28-95)
------------------------------------------------------ -------------- ------------- -----------------------
     Investor Class (12-28-95)                           10.30%          2.44%         7.09%
------------------------------------------------------ -------------- ------------- -----------------------

------------------------------------------------------ -------------- ------------- -----------------------
STRONG SHORT-TERM INCOME FUND (10-31-02)
------------------------------------------------------ -------------- ------------- -----------------------
     Investor Class (10-31-02)                            1.18%          -             3.02%
------------------------------------------------------ -------------- ------------- -----------------------
STRONG SHORT-TERM BOND FUND/
WF SHORT-TERM BOND FUND (8-31-87)
------------------------------------------------------ -------------- ------------- -----------------------
     Investor Class (8-31-87)                             1.40%          3.70%         5.16%
------------------------------------------------------ -------------- ------------- -----------------------

------------------------------------------------------ -------------- ------------- -----------------------
STRONG SHORT-TERM HIGH YIELD BOND FUND/
WF SHORT-TERM HIGH YIELD BOND FUND (6-30-97)
------------------------------------------------------ -------------- ------------- -----------------------
     Investor Class (6-30-97)                             4.82%          3.40%         5.21%
------------------------------------------------------ -------------- ------------- -----------------------

------------------------------------------------------ -------------- ------------- -----------------------
STRONG INTERMEDIATE MUNICIPAL BOND FUND/
WF INTERMEDIATE TAX-FREE FUND
(7-31-01)
------------------------------------------------------ -------------- ------------- -----------------------
     Investor Class (7-31-01)                             2.49%          -             6.76%
------------------------------------------------------ -------------- ------------- -----------------------

STRONG MINNESOTA TAX-FREE FUND (12-26-02)
------------------------------------------------------ -------------- ------------- -----------------------
     Investor Class (12-26-02)                            1.83%          -             5.03%
------------------------------------------------------ -------------- ------------- -----------------------
WF MINNESOTA TAX-FREE FUND (1-12-88)
------------------------------------------------------ -------------- ------------- -----------------------
     Investor Class (3)  (3-__-05)                        0.68%          5.01%         5.70%
------------------------------------------------------ -------------- ------------- -----------------------

------------------------------------------------------ -------------- ------------- -----------------------
STRONG   SHORT-TERM   HIGH   YIELD   MUNICIPAL   FUND
(11-30-97)
------------------------------------------------------ -------------- ------------- -----------------------
     Investor Class (11-30-97)                            2.94%          3.34%         3.80%
------------------------------------------------------ -------------- ------------- -----------------------
STRONG SHORT-TERM MUNICIPAL BOND FUND/
WF SHORT-TERM MUNICIPAL BOND FUND
(12-31-91)
------------------------------------------------------ -------------- ------------- -----------------------
     Investor Class (12-31-91)                            1.76%          4.09%         4.30%
------------------------------------------------------ -------------- ------------- -----------------------

------------------------------------------------------ -------------- ------------- -----------------------
STRONG WISCONSIN TAX-FREE FUND/
WF WISCONSIN TAX-FREE FUND (4-6-01)
------------------------------------------------------ -------------- ------------- -----------------------
     Investor Class (4-6-01)                              0.64%          -             6.15%
------------------------------------------------------ -------------- ------------- -----------------------

 (1) From time to time, the Strong Growth 20 Fund's, Strong Overseas Fund's, and Strong Mid Cap Disciplined Fund's performance was significantly enhanced through investments in initial public offerings (IPOs). In addition, the effect of IPOs purchased when a Fund's asset base was small may have been magnified. Given these circumstances, you should not expect that such enhanced returns can be consistently achieved.
(2)Performance for the Strong Large Company Growth Fund is based on the performance of its predecessor, the Rockhaven Premier Dividend Fund. Performance does not reflect the Rockhaven Premier Dividend Fund's maximum initial sales charge of 5.75%, which was in effect from September 17, 1999, through September 12, 2002. If it did, returns would be lower than those shown.
 (3) Performance for the WF Index Fund, WF National Tax-Free Money Market Fund, and WF Minnesota Tax-Free Fund Investor Class prior to its inception reflects the performance of the Institutional Class shares, adjusted to reflect this Class's fees and expenses.
 (4) Changes were made to the Strong Life Stage Series - Aggressive Portfolio, Strong Life Stage Series - Conservative Portfolio, and Strong Life Stage Series - Moderate Portfolio underlying fund line up on July 15, 2002, and February 2, 2004. The Fund's performance prior to July 15, 2002, and from July 15, 2002 to December 2003, was based on the underlying funds in which the Funds invested during those periods. If the proposals are approved, the Funds will again change their line up to invest in a number of Wells Fargo Funds and other portfolios managed by Funds Management and, therefore, the Fund's future performance would be based on the performance of that new underlying fund line up.
(5)Performance of the Strong Dividend Income Fund prior to December 8, 2001 is based on the historical performance of the Fund's Investor Class shares under its previous investment strategy (i.e., to primarily invest in U.S. public utility companies).

MATERIAL U.S. FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION

         The following discussion summarizes the material U.S. federal income tax consequences of the Reorganization that are applicable to you as an Acquired Fund shareholder. It is based on the Internal Revenue Code, applicable Treasury regulations, judicial authority, and administrative rulings and practice, all as of the date of this Prospectus/Proxy Statement and all of which are subject to change, including changes with retroactive effect. The discussion below does not address any state, local or foreign tax consequences of the Reorganization. Your tax treatment may vary depending upon your particular situation. You also may be subject to special rules not discussed below if you are a certain kind of Acquired Fund shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a holder of Acquired Fund shares as part of a hedge, straddle or conversion transaction; a person that does not hold Acquired Fund shares as a capital asset at the time of the Reorganization; or an entity taxable as a partnership for U.S. federal income tax purposes.

         Neither Strong Funds nor Wells Fargo Funds has requested or will request an advance ruling from the Internal Revenue Service as to the U.S. federal income tax consequences of the Reorganization or any related transaction. The Internal Revenue Service could adopt positions contrary to that discussed below and such positions could be sustained. You are urged to consult with your own tax advisors and financial planners as to the particular tax consequences of the Reorganization to you, including the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

QUALIFICATION OF THE REORGANIZATION AS A "REORGANIZATIONS" UNDER THE INTERNAL REVENUE CODE

         The obligation of Strong Funds and Wells Fargo Funds to consummate the Reorganization is conditioned upon their receipt of an opinion of Morrison & Foerster LLP generally to the effect that the Reorganization will qualify as a "reorganization" under Section 368(a) of the Internal Revenue Code, with respect to each Acquiring Fund and its corresponding Acquired Fund, and that, for U.S. federal income tax purposes, generally:

o Neither an Acquiring Fund nor its corresponding Acquired Fund will recognize any gain or loss as a result of the Reorganization.

o An Acquired Fund shareholder will not recognize any gain or loss as a result of the receipt of corresponding Acquiring Fund shares in exchange for such shareholder's Acquired Fund shares pursuant to the Reorganization.

o An Acquired Fund shareholder's aggregate tax basis in the corresponding Acquiring Fund shares received pursuant to the Reorganization will equal such shareholder's aggregate tax basis in Acquired Fund shares held immediately before the Reorganization.

o An Acquired Fund shareholder's holding period for the corresponding Acquiring Fund shares received pursuant to the Reorganization will include the period during which the shareholder held Acquired Fund shares.

o An Acquiring Fund's tax basis in an Acquired Fund's assets received pursuant to the Reorganization will equal the tax basis of such assets in the hands of the Acquired Fund immediately prior to the Reorganization, and the Acquiring Fund's holding period of such assets will include the period during which the Acquired Fund held such assets.

         The tax opinion described above will be based on the then-existing law, will be subject to certain assumptions and qualifications and will be based in part on the truth and accuracy of certain representations by Strong Funds and Wells Fargo Funds, including representations in certificates of Strong Funds and Wells Fargo Funds. The Wells Fargo Funds' certificate will include a representation to the effect that each Acquiring Fund will retain at least 34% of the corresponding Acquired Fund's assets and generally not dispose of these retained assets for a specified period of time determined by the historic turnover ratios of the Acquiring Fund and Acquired Fund. This limitation may cause a portfolio security of an Acquired Fund to be retained for a much longer period of time as a result of the Reorganization, and, as a consequence, detrimentally impact the performance of the corresponding Acquiring Fund.

         UTILIZATION OF LOSS CARRYFORWARDS AND UNREALIZED LOSSES

         U.S. federal income tax law permits a regulated investment company, such as an Acquired Fund or Acquiring Fund, to carry forward its net capital losses for a period of up to eight taxable years. A number of the Acquired Funds are presently entitled to significant net capital loss carryforwards for U.S. federal income tax purposes, as further detailed below. The Reorganization will cause the tax years of certain Acquired Funds to close, resulting in an earlier expiration of net capital loss carryforwards than would otherwise occur. In addition, the Reorganization is expected to result in a limitation on the ability of certain of the Acquiring Funds to use carryforwards of the corresponding Acquired Funds, and, potentially, to use unrealized capital losses inherent in the tax basis of the assets acquired, once realized. These limitations, imposed by Section 382 of the Internal Revenue Code, are imposed on an annual basis. Losses in excess of the limitation may be carried forward, subject to the overall eight-year limit. The Section 382 limitation as to a particular Acquired Fund generally will equal the product of the net asset value of the Acquired Fund immediately prior to the Reorganization and the "long-term tax-exempt rate," published by the Internal Revenue Service, in effect at such time. As of the date of this Prospectus/Proxy Statement, the long-term tax-exempt rate is [4.72%]. However, no assurance can be given as to what long-term tax exempt rate will be in effect at the time of the Reorganization. In certain instances, under Section 384 of the Internal Revenue Code, an Acquiring Fund will also be prohibited from using the corresponding Acquired Fund's loss carryforwards and unrealized losses against the unrealized gains of the Acquiring Fund at the time of the Reorganization, to the extent such gains are realized within five years following the Reorganization. While the ability of an Acquiring Fund to absorb the corresponding Acquired Fund's losses in the future depends upon a variety of factors that cannot be known in advance, because capital loss carryforwards generally expire eight taxable years following realization, including the short taxable year resulting from the Reorganization, it is expected that substantially all of an Acquired Fund's losses may become permanently unavailable where the limitation applies. If an Acquiring Fund is able to utilize net capital loss carryforwards or unrealized losses of the corresponding Acquired Fund, the tax benefit resulting from those losses will be shared by both the Acquired Fund and Acquiring Fund shareholders following the Reorganization. Therefore, an Acquired Fund shareholder may pay more taxes, or pay taxes sooner, than such shareholder otherwise would if the Reorganization did not occur.

         In general, the limitation under Section 382 will apply to loss carryforwards and unrealized losses of an Acquired Fund when its shareholders will hold less than 50% of the outstanding shares of the corresponding Acquiring Fund immediately following the Reorganization. Even if the Reorganization does not result in the limitation on the use of losses, future transactions by the Acquiring Fund may do so. No limitation will apply solely as a result of the Reorganization where only one Acquired Fund is reorganized into a newly formed Acquiring Fund. Accordingly, it is expected that the limitation will apply to any losses of the Strong Dow 30 Value Fund, Strong Endeavor Fund, Strong Energy Fund, Strong Growth 20 Fund, Strong Index 500 Fund, Strong Large Cap Core Fund, Strong Minnesota Tax-Free Fund, Strong Short Term High Yield Municipal Fund and Strong Short-Term Income Fund.

         As of October 31, 2003 and March 31, 2004, respectively, for U.S. federal income tax purposes, the Strong Minnesota Tax-Free Fund had capital loss carryforwards of approximately $24,594 and no net unrealized capital losses, the Strong Short Term High Yield Municipal Fund had capital loss carryforwards of approximately $9,934,306 and net unrealized capital losses of approximately $1,321,008 and the Strong Short-Term Income Fund had capital loss carryforwards of approximately $114,360 and no net unrealized capital losses. As of December 31, 2003 and March 31, 2004, respectively, for U.S. federal income tax purposes, the Strong Dow 30 Value Fund had capital loss carryforwards of approximately $11,055,269 and no net unrealized capital losses, the Strong Endeavor Fund had capital loss carryforwards of approximately $1,846,685 and no net unrealized capital losses, the Strong Energy Fund had capital loss carryforwards of approximately $3,612,032 and no net unrealized capital losses, the Strong Growth 20 Fund had capital loss carryforwards of approximately $387,124,344 and no net unrealized capital losses, and the Strong Large Cap Core Fund had capital loss carryforwards of approximately $1,329,240 and no net unrealized capital losses. As of December 31, 2003, the Strong Index 500 Fund had capital loss carryforwards of approximately $16,375,929 and net unrealized capital losses of approximately $11,724,763.

         The Acquired Fund shareholders will benefit from any capital loss carryforwards and unrealized capital losses of the corresponding Acquiring Fund. Although it is not expected that loss carryforwards and unrealized losses of an Acquiring Fund will be limited solely as a result of the Reorganization, an Acquiring Fund's ability to use its own capital loss carryforwards and unrealized losses, once realized, may be subject to an annual limitation under
Section 382 of the Internal Revenue Code as well, such that losses in excess of the limitation cannot be used in the taxable year and must be carried forward.

         STATUS AS A REGULATED INVESTMENT COMPANY

         Since its formation, each of the Acquiring Funds and each of the Acquired Funds believes it has qualified as a separate "regulated investment company" under the Internal Revenue Code. Accordingly, each of the Acquiring Funds and each of the Acquired Funds believes that it has been, and expects to continue to be, relieved of U.S. federal income tax liability to the extent that it makes distributions of its taxable income and gains to its shareholders.

         DISTRIBUTION OF INCOME AND GAINS

         Prior to the Reorganization, each Acquired Fund whose taxable year will end as a result of the Reorganization generally is required to declare to its shareholders of record one or more distributions of all of its previously undistributed net investment income and net realized capital gain, including capital gains on any securities disposed of in connection with the Reorganization. Such distributions will be made to such shareholders before or after the Reorganization. An Acquired Fund shareholder will be required to include any such distributions in such shareholder's taxable income. This may result in the recognition of income that could have been deferred or might never have been realized had the Reorganization not occurred.

         Moreover, if an Acquiring Fund has realized net investment income or net capital gains but not distributed such income or gains prior the Reorganization, and you acquire shares of such Acquiring Fund in the Reorganization, a portion of your subsequent distributions from the Acquired Fund will, in effect, be a taxable return of part of your investment. Similarly, if you acquire Acquiring Fund shares in the Reorganization when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Acquiring Fund sells the appreciated securities and distributes the realized gain. The Acquiring Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

         TREATMENT OF EXCLUDED ASSETS AND EXCLUDED LIABILITIES

         The taxation of the Excluded Assets, recoveries on the Excluded Assets and the Excluded Liabilities is uncertain and will depend upon the claims settled. The Acquired Funds currently believe that the likelihood of a net recovery is so speculative that it has no ascertainable value and will be reported as such for U.S. federal income tax purposes. No assurances can be given that such belief will not change between the date of this Prospectus/Proxy Statement and the date of the Reorganization. Acquired Fund shareholders are urged to consult their own tax advisors regarding the taxation to them of the Excluded Assets, recoveries on the Excluded Assets and the Excluded Liabilities.

U.S. FEDERAL INCOME TAXATION OF AN INVESTMENT IN AN ACQUIRING FUND

         The following discussion summarizes the U.S. federal income taxation of an investment in an Acquiring Fund. It does not apply to certain shareholders, such as foreign or tax-exempt shareholders or those holding Acquiring Fund shares through a tax-advantaged account, such as a 401(k) Plan or an Individual Retirement Account. This discussion is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Please see the SAIs for the Acquiring Funds for additional federal income tax information.

         An Acquiring Fund will pass on to its shareholders substantially all of the Acquiring Fund's net investment income and realized capital gains, if any. Distributions from an Acquiring Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions that come from a Tax-Free or Municipal Acquiring Fund's tax-exempt interest income generally are free from U.S. federal income tax, but may be subject to the federal AMT and state, local and other taxes. Distributions from an Acquiring Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

         An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. An Acquiring Fund's long-term capital gain distributed to individual shareholders generally will qualify for the reduced rate of tax if attributable to the Fund's sales and exchanges after May 5, 2003. Also, if you are an individual Acquiring Fund shareholder, your distributions attributable to dividends received by the Acquiring Fund from certain U.S. and foreign corporations generally will be taxed at a maximum 15% tax rate, as long as certain holding period requirements generally are met by you for your Acquiring Fund shares, and by the Acquiring Fund for its investment in stock producing such dividends. Absent further legislation, these reduced rates of tax will expire after December 31, 2008. Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

         Distributions from an Acquiring Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

         If more than 50% of an Acquiring Fund's total assets at the close of its taxable year consist of securities of non-U.S. companies, the Acquiring Fund can file an election with the IRS which requires you to include a pro rata portion amount of the Acquiring Fund's foreign withholding taxes in your gross income, and treat such amount as foreign taxes paid by you. In general, you can either deduct such taxes in computing your taxable income or claim such amount as a foreign tax credit against your federal income tax liability, subject to certain limitations. It is expected that the WF Asia Pacific Fund and WF Overseas Fund may be eligible for the election, but we can't assure you that either Acquiring Fund will make the election for any year.

         If you actually or are deemed to acquire shares of an Acquiring Fund, including shares acquired pursuant to the Reorganization, shortly before it makes a distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you actually or are deemed to acquire Acquiring Fund shares, including shares acquired pursuant to the Reorganization, when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Acquiring Fund sells the appreciated securities and distributes the realized gain. The Acquiring Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

         Your redemptions (including redemptions in-kind) and exchanges of Acquiring Fund shares ordinarily will result in a taxable capital gain or loss depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and your adjusted tax basis in your shares. Such capital gain or loss generally will be long-term capital gain or loss if you have held (or deemed to have held) your redeemed or exchanged Acquiring Fund shares for more than one year at the time of redemption or exchange. As discussed above, if the Reorganization qualifies as a "reorganization" for U.S. federal income tax purposes, your initial tax basis in your Acquiring Fund shares will be equal, in the aggregate, to the tax basis of the Acquired Fund shares you relinquished in the Reorganization, and your holding period will include the holding period of such Acquired Fund shares as long as you held such shares as a capital asset. In certain circumstances, losses realized on the redemption or exchange of Acquiring Fund shares may be disallowed.

         In certain circumstances, Acquiring Fund shareholders may be subject to back-up withholding taxes.


FEES AND EXPENSES OF THE REORGANIZATION


         All fees and expenses, including accounting expenses, legal expenses, proxy expenses, portfolio transfer taxes (if any) or other similar expenses incurred in connection with the completion of the Reorganization will be borne by Funds Management and/or SCM.


EXISTING AND PRO FORMA CAPITALIZATION


         STRONG ASIA PACIFIC FUND/ WF ASIA PACIFIC FUND


         The following table sets forth, as of June 30, 2004: (i) the unaudited capitalization of the Investor Class shares of the Strong Asia Pacific Fund and
(ii) the unaudited pro forma combined capitalization of the Investor Class shares of the WF Asia Pacific Fund assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

         FUND                                   TOTAL NET ASSETS  SHARES OUTSTANDING  NET ASSET VALUE
                                                                                            PER SHARE

         ------------------------------------ ------------------- ------------------- --------------------
         Strong Asia Pacific
         INVESTOR CLASS                               $114,535,477        12,333,553        $9.29
         PRO FORMA-WF Asia Pacific (1)
         INVESTOR CLASS                                114,535,477         12,333,553        9.29

(1)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG ASIA PACIFIC FUND INTO THE INVESTOR CLASS SHARES OF THE WF ASIA PACIFIC FUND.

         STRONG BALANCED FUND/ WF BALANCED FUND


         The following table sets forth, as of June 30, 2004: (i) the unaudited capitalization of the Investor Class shares of the Strong Balanced Fund and (ii) the unaudited pro forma combined capitalization of the Investor Class shares of the WF Balanced Fund assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

                                                              SHARES          NET ASSET VALUE
FUND                                 TOTAL NET ASSETS      OUTSTANDING              PER SHARE
------------------------------------ ---------------- ----------------------- --------------------
Strong Balanced                           $159,858,337      8,503,341               $18.80
INVESTOR CLASS
PRO FORMA-WF Balanced (1)
INVESTOR CLASS                             159,858,337       8,503,341                18.80

(1)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG BALANCED FUND INTO THE INVESTOR CLASS SHARES OF THE WF BALANCED FUND.

         STRONG CORPORATE BOND FUND/ WF CORPORATE BOND FUND


         The following table sets forth, as of April 30, 2004: (i) the unaudited capitalization of the Investor Class, Advisor Class and Institutional Class shares of the Strong Corporate Bond Fund and (ii) the unaudited pro forma combined capitalization of each of the share classes of the WF Corporate Bond Fund assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

                                                                          SHARES        NET ASSET VALUE
       FUND                                           TOTAL NET ASSETS    OUTSTANDING          PER SHARE
       ---------------------------------------- --------------------- ------------------ -------------------
       Strong Corporate Bond                    $475,268,362          45,721,996          $10.39
       INVESTOR CLASS
       ADVISOR CLASS                            22,370,474            22,152,755            10.39
       INSTITUTIONAL CLASS                       78,599,372            7,569,756             10.38
       PRO FORMA-WF Corporate Bond (1)
       INVESTOR CLASS                           475,268,362           45,721,996            10.39
       ADVISOR CLASS                            22,370,474            22,152,755            10.39
       SELECT CLASS                             78,599,372              7,569,756            10.38

(1)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS, ADVISOR CLASS AND INSTITUTIONAL CLASS SHARES OF THE STRONG CORPORATE BOND FUND INTO THE INVESTOR CLASS, ADVISOR CLASS AND SELECT CLASS SHARES OF THE WF CORPORATE BOND FUND.

         STRONG DISCOVERY FUND/ WF DISCOVERY FUND


         The following table sets forth, as of June 30, 2004: (i) the unaudited capitalization of the Investor Class shares of the Strong Discovery Fund and
(ii) the unaudited pro forma combined capitalization of the Investor Class shares of the WF Discovery Fund assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

                                                                                        NET ASSET VALUE
       FUND                                      TOTAL NET ASSETS   SHARES OUTSTANDING      PER SHARE
       -------------------------------------- --------------------- ------------------- -----------------
       Strong Discovery                            $175,305,780         8,423,127            $20.81
       INVESTOR CLASS
       PRO FORMA-WF Discovery (1)
       INVESTOR CLASS                              175,305,780          8,423,127            20.81

(1)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG DISCOVERY FUND INTO THE INVESTOR CLASS SHARES OF THE WF DISCOVERY FUND.

STRONG DIVIDEND INCOME FUND/ STRONG ENERGY FUND/ STRONG DOW 30 FUND/WF DIVIDEND INCOME FUND


         The following table sets forth, as of June 30, 2004: (i) the unaudited capitalization of the Investor Class and Class K shares of the Strong Dividend Income Fund, the Investor Class shares of the Strong Energy Fund and the Investor Class shares of the Strong Dow 30 Fund, (ii) the unaudited pro forma combined capitalization of each of the share classes of the WF Dividend Income Fund assuming each Reorganization has taken place, and (iii) the unaudited pro forma combined capitalization of each share class of the WF Dividend Income Fund assuming all Reorganizations have taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

                                                                            SHARES          NET ASSET VALUE
       FUND                                      TOTAL NET ASSETS        OUTSTANDING           PER SHARE
       ----------------------------------------- ------------------ ----------------------- -----------------
       Strong Dividend Income
       INVESTOR CLASS                            $118,473,274       7,999,210           $14.81
       CLASS K                                      3,766,030         257,432            14.63
       Strong Energy
       INVESTOR CLASS                              13,280,677         998,437            13.30
       Strong Dow 30 Value
       INVESTOR CLASS                               78,251,891      6,078,147            12.87
       PRO FORMA-WF Dividend Income (1)
       INVESTOR CLASS                             118,473,274        7,999,210            14.81
       INSTITUTIONAL CLASS                          3,766,030          257,432            14.63
       PRO FORMA-WF Dividend Income (2)
       INVESTOR CLASS                             130,280,677          998,437            13.30
       PRO FORMA-WF Dividend Income (3)
       INVESTOR CLASS                              78,251,891        6,078,147            12.87
       PRO FORMA-WF Dividend Income (4)
       INVESTOR CLASS                             131,753,951        8,895,909            14.81
       INSTITUTIONAL CLASS                          3,766,030          257,432            14.63
       PRO FORMA-WF Dividend Income (5)
       INVESTOR CLASS                             196,725,165        13,282,708            14.81
       INSTITUTIONAL CLASS                          3,766,030           257,432            14.63
       PRO FORMA-WF Dividend Income (6)
       INVESTOR CLASS                              91,532,568         7,110,056            12.87
       PRO FORMA-WF Dividend Income (7)
       INVESTOR CLASS                             210,005,842        14,179,408            14.81
       INSTITUTIONAL CLASS                          3,766,030           257,432            14.63

(1)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS AND CLASS K SHARES OF THE STRONG DIVIDEND INCOME FUND INTO THE INVESTOR CLASS AND INSTITUTIONAL CLASS SHARES OF THE WF DIVIDEND INCOME FUND.
(2)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG ENERGY FUND INTO THE INVESTOR CLASS SHARES OF THE WF DIVIDEND INCOME FUND.
(3)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG DOW 30 VALUE FUND INTO THE INVESTOR CLASS SHARES OF THE WF DIVIDEND INCOME FUND.
(4)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS AND CLASS K SHARES OF THE STRONG DIVIDEND INCOME FUND AND THE INVESTOR CLASS SHARES OF THE STRONG ENERGY FUND INTO THE INVESTOR CLASS AND INSTITUTIONAL CLASS SHARES OF THE WF DIVIDEND INCOME FUND.
(5)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS AND CLASS K SHARES OF THE STRONG DIVIDEND INCOME AND INVESTOR CLASS SHARES OF THE STRONG DOW 30 VALUE FUNDS INTO THE INVESTOR CLASS AND INSTITUTIONAL CLASS SHARES OF THE WF DIVIDEND INCOME FUND.
(6)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG ENERGY AND STRONG DOW 30 VALUE FUNDS INTO THE INVESTOR CLASS SHARES OF THE WF DIVIDEND INCOME FUND.
(7)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS AND CLASS K SHARES OF THE STRONG DIVIDEND INCOME FUND AND THE INVESTOR CLASS SHARES OF THE STRONG
   ENERGY AND STRONG DOW 30 VALUE FUNDS INTO THE INVESTOR CLASS AND INSTITUTIONAL CLASS SHARES OF THE WF DIVIDEND INCOME FUND.

         STRONG ENTERPRISE FUND/ WF ENTERPRISE FUND


         The following table sets forth, as of June 30, 2004: (i) the unaudited capitalization of the Investor Class, Advisor Class, Institutional Class, and Class K shares of the Strong Enterprise Fund and (ii) the unaudited pro forma combined capitalization of each of the share classes of the WF Enterprise Fund assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

                                                                                          NET ASSET VALUE
           FUND                                  TOTAL NET ASSETS    SHARES OUTSTANDING        PER SHARE
           ---------------------------------- ---------------------- -------------------- -------------------
           Strong Enterprise
           INVESTOR CLASS                     $268,028,226           11,689,875                $22.93
           ADVISOR CLASS                      1,744,120              75,937                     22.97
           INSTITUTIONAL CLASS                3,983,445              172,256                    23.13
           CLASS K                           14,935,127              643,435                     23.21
           PRO FORMA-WF Enterprise (1)
           INVESTOR CLASS                     268,028,226            11,689,875                 22.93
           ADVISOR CLASS                      1,744,120              75,937                     22.97
           SELECT CLASS                       3,983,445              172,256                    23.13
           INSTITUTIONAL CLASS               14,935,127              643,435                    23.21

(1)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS, ADVISOR CLASS, INSTITUTIONAL CLASS AND CLASS K SHARES OF THE STRONG ENTERPRISE FUND INTO THE INVESTOR CLASS, ADVISOR CLASS, SELECT CLASS AND INSTITUTIONAL CLASS SHARES OF THE WF ENTERPRISE FUND.


         STRONG FLORIDA MUNICIPAL MONEY MARKET FUND/ STRONG TAX-FREE MONEY FUND/ WF NATIONAL TAX-FREE MONEY MARKET FUND


         The following table sets forth, as of March 31, 2004: (i) the unaudited capitalization of the Investor Class shares of both the Strong Florida Municipal Money Market Fund and the Strong Tax-Free Money Fund, (ii) the unaudited PRO FORMA combined capitalization of the Investor Class shares of the WF National Tax-Free Money Market Fund assuming each Reorganization has taken place, and
(iii) the unaudited PRO FORMA combined capitalization of the Administrator Class shares of the WF National Tax-Free Money Market Fund assuming both Reorganizations have taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

                                                                                          NET ASSET VALUE
           FUND                                   TOTAL NET ASSETS   SHARES OUTSTANDING        PER SHARE
           ----------------------------------- --------------------- -------------------- -------------------
           Strong Florida Municipal Money
           Market
           INVESTOR CLASS                          $19,340,477            19,340,477             $1.00
           Strong Tax-Free Money
           INVESTOR CLASS                          996,737,470           996,682,464              1.00
           PRO FORMA-WF National Tax-Free
           Money Market (1)
           ADMINISTRATOR CLASS                      19,340,477            19,340,477              1.00
           PRO FORMA-WF National Tax-Free
           Money Market (2)
           ADMINISTRATOR CLASS                     996,737,470           996,682,464              1.00
           PRO FORMA-WF National Tax-Free
           Money Market (3)
           ADMINISTRATOR CLASS                   1,016,077,947         1,016,022,941              1.00

(1)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG FLORIDA MUNICIPAL MONEY MARKET FUND INTO THE INVESTOR CLASS SHARES OF THE WF NATIONAL TAX-FREE MONEY MARKET FUND.
(2)ASSUMING  THE  REORGANIZATION  OF THE  INVESTOR  CLASS  SHARES OF THE  STRONG
   TAX-FREE MONEY FUND INTO THE ADMINISTRATOR CLASS SHARES OF THE WF NATIONAL TAX-FREE MONEY MARKET FUND.
(3)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG FLORIDA MUNICIPAL MONEY MARKET AND STRONG TAX-FREE MONEY FUNDS INTO THE ADMINISTRATOR CLASS SHARES OF THE WF NATIONAL TAX-FREE MONEY MARKET FUND.

         STRONG GOVERNMENT SECURITIES FUND/WF GOVERNMENT SECURITIES FUND


         The following table sets forth, as of April 30, 2004: (i) the unaudited capitalization of the Investor Class, Advisor Class, Institutional Class, and Class C shares of the Strong Government Securities Fund and (ii) the unaudited PRO FORMA combined capitalization of each of the share classes of the WF Government Securities Fund assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

                                                                                     NET ASSET VALUE
FUND                                          TOTAL NET ASSETS  SHARES OUTSTANDING        PER SHARE
--------------------------------------------- --------------- --------------------- ------------------
Strong Government Securities                  $1,406,306,352      130,919,836           $10.74
INVESTOR CLASS
ADVISOR CLASS                                     88,209,544        8,216,265            10.74
INSTITUTIONAL CLASS                               94,139,121        8,770,251            10.73
CLASS C                                            3,754,034          349,753            10.73
Pro Forma-WF Government Securities (1)
INVESTOR CLASS                                 1,406,306,352      130,919,836            10.74
ADVISOR CLASS                                     88,209,544        8,216,265            10.74
SELECT CLASS                                      94,139,121        8,770,251            10.73
CLASS C                                            3,754,034          349,753            10.73

(1)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS, ADVISOR CLASS, INSTITUTIONAL CLASS AND CLASS C SHARES OF THE STRONG GOVERNMENT SECURITIES FUND INTO THE INVESTOR CLASS, ADVISOR CLASS, SELECT CLASS AND CLASS C SHARES OF THE WF GOVERNMENT SECURITIES FUND.

         STRONG GROWTH FUND/ STRONG GROWTH 20 FUND/WF GROWTH FUND


         The following table sets forth, as of June 30, 2004: (i) the unaudited capitalization of the Investor Class, Advisor Class, Institutional Class, Class C and Class K shares of the Strong Growth Fund and the Investor Class and Advisor Class shares of the Strong Growth 20 Fund, and (ii) the unaudited PRO FORMA combined capitalization of each of the share classes of the WF Growth Fund assuming each Reorganization has taken place, and (iii) the unaudited PRO FORMA combined capitalization of each of the share classes of the WF Growth Fund assuming both Reorganizations have taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

                                                  TOTAL NET                           NET ASSET VALUE
              FUND                                  ASSETS        SHARES OUTSTANDING       PER SHARE
              ------------------------------- ------------------- ------------------- -------------------
              Strong Growth
              INVESTOR CLASS                      $1,266,735,212          69,271,173       $18.29
              ADVISOR CLASS                            7,804,959             429,555        18.17
              INSTITUTIONAL CLASS                    300,397,151          15,953,861        18.83
              CLASS C                                    429,329              23,808        18.03
              CLASS K                                 64,770,126           3,493,624        18.54
              Strong Growth 20
              INVESTOR CLASS                         152,974,567          11,254,513        13.59
              ADVISOR CLASS                            4,549,248             333,616        13.64
              PRO FORMA-WF Growth (1)
              INVESTOR CLASS                       1,266,735,212          69,271,173        18.29
              ADVISOR CLASS                            7,804,959             429,555        18.17
              SELECT CLASS                           300,397,151          15,953,861        18.83
              CLASS C                                    429,329              23,808        18.03
              INSTITUTIONAL CLASS                     64,770,126           3,493,624        18.54
              PRO FORMA-WF Growth (2)
              INVESTOR CLASS                         152,974,567          11,254,513        13.59
              ADVISOR CLASS                            4,549,248             333,616        13.64
              PRO FORMA-WF Growth (3)
              INVESTOR CLASS                       1,419,709,779          77,636,558        18.29
              ADVISOR CLASS                           12,354,207             679,928        18.17
              SELECT CLASS                           300,397,151          15,953,861        18.83
              CLASS C                                    429,329              23,808        18.03
              INSTITUTIONAL CLASS                     64,770,126           3,493,624        18.54

(1)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS, ADVISOR CLASS, INSTITUTIONAL CLASS, CLASS C AND CLASS K SHARES OF THE STRONG GROWTH FUND INTO THE INVESTOR CLASS, ADVISOR CLASS, SELECT CLASS, CLASS C AND INSTITUTIONAL CLASS SHARES OF THE WF GROWTH FUND.
(2)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS AND ADVISOR CLASS SHARES OF THE WF GROWTH 20 FUND INTO THE INVESTOR CLASS AND ADVISOR CLASS SHARES OF THE WF GROWTH FUND.
(3)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS, ADVISOR CLASS, INSTITUTIONAL CLASS, CLASS C AND CLASS K SHARES OF THE STRONG GROWTH FUND AND THE INVESTOR CLASS AND ADVISOR CLASS SHARES OF THE STRONG GROWTH 20 FUND INTO THE INVESTOR CLASS, ADVISOR CLASS, SELECT CLASS, CLASS C AND INSTITUTIONAL CLASS SHARES OF THE WF GROWTH FUND.

STRONG GROWTH AND INCOME  FUND/STRONG  LARGE CAP CORE FUND/WF  GROWTH AND INCOME
FUND


         The following table sets forth, as of June 30, 2004: (i) the unaudited capitalization of the Investor Class shares of the Strong Large Cap Core Fund, and the Advisor Class, Institutional Class, Investor Class, and Class K shares of the Strong Growth and Income Fund, (ii) the unaudited PRO FORMA combined capitalization of each of the share classes of the WF Growth and Income Fund assuming each Reorganization has taken place, and (iii) the unaudited PRO FORMA capitalization of each of the share classes of the WF Growth and Income Fund assuming both Reorganizations have taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

                                                                        SHARES        NET ASSET VALUE
FUND                                            TOTAL NET ASSETS      OUTSTANDING          PER SHARE
--------------------------------------------- -------------------- ------------------ -------------------
Strong Growth and Income
INVESTOR CLASS                                    $520,835,733          25,852,893          20.15
ADVISOR CLASS                                        6,626,538             330,786          20.03
INSTITUTIONAL CLASS                                 70,125,085           3,469,682          20.21
CLASS K                                             32,053,908           1,603 358          19.99
Strong Large Cap Core
INVESTOR CLASS                                       3,862,494             376,007          10.27
PRO FORMA-WF Growth and Income (1)
INVESTOR CLASS                                     520,835,733          25,852,893          20.15
ADVISOR CLASS                                        6,626,438             330,786          20.03
SELECT CLASS                                        70,125,085           3,469,682          20.21
INSTITUTIONAL CLASS                                 32,053,908           1,603,358          19.99
PRO FORMA-WF Growth and Income (2)
INVESTOR CLASS                                       3,862,494             376,007          10.27
PRO FORMA-WF Growth and Income (3)
INVESTOR CLASS                                     524,698,227          26,044,617          20.15
ADVISOR CLASS                                        6,626,538             330,786          20.03
SELECT CLASS                                        70,125,085           3,469,682          20.21
INSTITUTIONAL CLASS                                 32,053,908           1,603,358          19.99

(1)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS, ADVISOR CLASS, INSTITUTIONAL CLASS, AND CLASS K SHARES OF THE STRONG GROWTH AND INCOME FUND INTO THE INVESTOR CLASS, ADVISOR CLASS, SELECT CLASS AND INSTITUTIONAL CLASS SHARES OF THE WF GROWTH AND INCOME FUND.
(2)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG LARGE CAP CORE FUND INTO THE INVESTOR CLASS SHARES OF THE WF GROWTH AND INCOME FUND.
(3)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS, ADVISOR CLASS, INSTITUTIONAL CLASS, AND CLASS K SHARES OF THE STRONG GROWTH AND INCOME FUND AND THE INVESTOR CLASS SHARES OF THE STRONG LARGE CAP CORE FUND INTO THE INVESTOR CLASS, ADVISOR CLASS, SELECT CLASS AND INSTITUTIONAL CLASS SHARES OF THE WF GROWTH AND INCOME FUND.

         STRONG HERITAGE MONEY FUND/ WF HERITAGE MONEY MARKET FUND


         The following table sets forth, as of June 30, 2004: (i) the unaudited capitalization of the Investor Class, Advisor Class and Institutional Class shares of the Strong Heritage Money Fund and (ii) the unaudited PRO FORMA combined capitalization of the Administrator Class and Institutional Class shares of the WF Heritage Money Market Fund assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

                                                                                      NET ASSET VALUE
FUND                                         TOTAL NET ASSETS    SHARES OUTSTANDING        PER SHARE
----------------------------------------- ---------------------- -------------------- -------------------
Strong Heritage Money Fund
INVESTOR CLASS                                  $514,483,544           514,483,486          $1.00
ADVISOR CLASS                                     12,160,969            12,160,968           1.00
INSTITUTIONAL CLASS                              212,027,006           212,026,110           1.00
PRO FORMA-WF Heritage Money Market Fund
(1)
ADMINISTRATOR CLASS                              526,644,513           526,644,454           1.00
INSTITUTIONAL CLASS                              212,027,006           212,026,110           1.00

(1)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS, ADVISOR CLASS AND INSTITUTIONAL CLASS SHARES OF THE STRONG HERITAGE MONEY FUND INTO THE ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES OF THE WF HERITAGE MONEY MARKET FUND.

         STRONG HIGH-YIELD BOND FUND/ WF HIGH INCOME FUND


         The following table sets forth, as of April 30, 2004: (i) the unaudited capitalization of the Investor Class, Advisor Class and Institutional Class shares of the Strong High-Yield Bond Fund and (ii) the unaudited PRO FORMA combined capitalization of each of the share classes of the WF High Income Fund assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

                                                                                      NET ASSET VALUE
FUND                                         TOTAL NET ASSETS    SHARES OUTSTANDING        PER SHARE
----------------------------------------- ---------------------- -------------------- -------------------
Strong High-Yield Bond
INVESTOR CLASS                                  $335,804,513            43,691,492          $7.69
ADVISOR CLASS                                     24,860,684             3,246,372           7.66
INSTITUTIONAL CLASS                               45,792,001             5,944,047           7.70
PRO FORMA-WF High Income (1)
INVESTOR CLASS                                   335,804,513            43,691,492           7.69
ADVISOR CLASS                                     24,860,684             3,246,372           7.66
SELECT CLASS                                      45,792,001             5,944,047           7.70

(1)ASSUMING  THE  REORGANIZATION  OF  THE  INVESTOR  CLASS,  ADVISOR  CLASS  AND
   INSTITUTIONAL CLASS SHARES OF THE STRONG HIGH-YIELD BOND FUND INTO THE INVESTOR CLASS, ADVISOR CLASS AND SELECT CLASS SHARES OF THE WF HIGH-YIELD BOND FUND.

         STRONG INDEX 500 FUND/ WF INDEX FUND


         The following table sets forth, as of March 31, 2004: (i) the unaudited capitalization of the Investor Class shares of the Strong Index 500 Fund and
(ii) the unaudited PRO FORMA combined capitalization of the Investor Class shares of the WF Index Fund assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

                                                                                    NET ASSET VALUE
FUND                                       TOTAL NET ASSETS    SHARES OUTSTANDING        PER SHARE
--------------------------------------- --------------------- --------------------- ------------------
Strong Index 500 Fund
INVESTOR CLASS                                    $181,038,746          13,732,611             $13.18
PRO FORMA-WF Index (1)
INVESTOR CLASS                                     181,038,746          13,732,611              13.18

(1)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG INDEX 500 FUND INTO THE INVESTOR CLASS SHARES OF THE WF INDEX FUND.

         STRONG INTERMEDIATE MUNICIPAL BOND FUND/WF INTERMEDIATE TAX-FREE FUND


         The following table sets forth, as of April 30, 2004: (i) the unaudited capitalization of the Investor Class shares of the Strong Intermediate Municipal Bond Fund and (ii) the unaudited PRO FORMA combined capitalization of the Investor Class shares of the WF Intermediate Tax-Free Fund assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

                                                                       SHARES       NET ASSET VALUE
FUND                                            TOTAL NET ASSETS    OUTSTANDING            PER SHARE
--------------------------------------------- ------------------- ----------------- -----------------------
Strong Intermediate Municipal Bond
INVESTOR CLASS                                   $40,567,059         3,774,806              $10.75
PRO FORMA-WF Intermediate Tax-Free (1)
INVESTOR CLASS                                    40,567,059         3,774,806              10.75

(1)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG INTERMEDIATE MUNICIPAL BOND FUND INTO THE INVESTOR CLASS SHARES OF THE WF INTERMEDIATE TAX-FREE FUND.

         STRONG LARGE CAP GROWTH FUND/ WF LARGE CAP GROWTH FUND


         The following table sets forth, as of June 30, 2004: (i) the unaudited capitalization of the Investor Class shares of the Strong Large Cap Growth Fund and (ii) the unaudited PRO FORMA combined capitalization of the Investor Class shares of the WF Large Cap Growth Fund assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

                                                                                    NET ASSET VALUE
FUND                                         TOTAL NET ASSETS  SHARES OUTSTANDING        PER SHARE
------------------------------------------- ----------------- --------------------- ------------------
Strong Large Cap Growth
INVESTOR CLASS                                $560,090,381         25,883,077            $21.64
PRO FORMA-WF Large Cap Growth (1)
INVESTOR CLASS                                560,090,381          25,883,077             21.64

(1)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG LARGE CAP GROWTH FUND INTO THE INVESTOR CLASS SHARES OF THE WF LARGE CAP GROWTH FUND.

STRONG LARGE COMPANY GROWTH FUND/ STRONG  ENDEAVOR  FUND/WF CAPITAL GROWTH
FUND


         The following table sets forth, as of June 30, 2004: (i) the unaudited capitalization of the Investor Class and Class K shares of the Strong Large Company Growth Fund, and the Investor Class shares of the Strong Endeavor Fund,
(ii) the unaudited PRO FORMA combined capitalization of each of the share classes of the WF Large Company Growth Fund assuming each Reorganization has taken place, and (iii) the unaudited PRO FORMA combined capitalization of the WF Large Company Growth Fund assuming both Reorganizations have take place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

                        NET ASSET VALUE
    FUND                                              TOTAL NET ASSETS SHARES OUTSTANDING       PER SHARE
    ------------------------------------------------ ----------------- ------------------- ------------------
    Strong Large Company Growth
    INVESTOR CLASS                                     $69,510,634           4,854,920           $14.32
    CLASS K                                              4,036,636             280,433            14.39
    Strong Endeavor
    INVESTOR CLASS                                      25,193,041           2,581,852             9.76

    PRO FORMA-WF Capital Growth (1)
    INVESTOR CLASS                                      69,510,634           4,854,920            14.32
    INSTITUTIONAL CLASS                                  4,036,636             280,433            14.39

    PRO FORMA-WF Capital Growth (2)
    INVESTOR CLASS                                      25,193,041           2,581,852             9.76

    PRO FORMA-WF Capital Growth (3)
    INVESTOR CLASS                                      94,703,675           6,614,510            14.32
    INSTITUTIONAL CLASS                                  4,036,636             280,433            14.39

(1)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS AND CLASS K SHARES OF THE STRONG LARGE COMPANY GROWTH FUND INTO THE INVESTOR CLASS AND INSTITUTIONAL CLASS SHARES OF THE WF CAPITAL GROWTH FUND.
(2)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG ENDEAVOR FUND INTO THE INVESTOR CLASS SHARES OF THE WF CAPITAL GROWTH
   FUND.
(3)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS AND CLASS K SHARES OF THE STRONG LARGE COMPANY GROWTH FUND AND THE INVESTOR CLASS SHARES OF THE STRONG ENDEAVOR FUND INTO THE INVESTOR CLASS AND INSTITUTIONAL CLASS SHARES OF THE WF CAPITAL GROWTH FUND.

STRONG LIFE STAGE SERIES - AGGRESSIVE PORTFOLIO/ WF LIFE STAGE - AGGRESSIVE PORTFOLIO


         The following table sets forth, as of June 30, 2004: (i) the unaudited capitalization of the Investor Class shares of the Strong Life Stage Series - Aggressive Portfolio and (ii) the unaudited PRO FORMA combined capitalization of the Investor Class shares of the WF Life Stage - Aggressive Portfolio assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

                                                                           SHARES         NET ASSET VALUE
FUND                                             TOTAL NET ASSETS       OUTSTANDING              PER SHARE

---------------------------------------------- -------------------- --------------------- -----------------------
Strong Life Stage Series - Aggressive
INVESTOR CLASS                                     $35,716,872            3,654,577                 $9.77
PRO FORMA-WF Life Stage - Aggressive (1)
INVESTOR CLASS                                      35,716,872            3,654,577                  9.77

(1)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG LIFE STAGE SERIES - AGGRESSIVE PORTFOLIO INTO THE INVESTOR CLASS SHARES OF THE WF AGGRESSIVE PORTFOLIO.

STRONG LIFE STAGE SERIES - CONSERVATIVE PORTFOLIO/ WF LIFE STAGE - CONSERVATIVE PORTFOLIO


         The following table sets forth, as of June 30, 2004: (i) the unaudited capitalization of the Investor Class shares of the Strong Life Stage Series - Conservative Portfolio and (ii) the unaudited PRO FORMA combined capitalization of the Investor Class shares of the WF Life Stage - Conservative Portfolio assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

                                                                            SHARES       NET ASSET VALUE
         FUND                                          TOTAL NET ASSETS   OUTSTANDING        PER SHARE
         -------------------------------------------- ----------------- ---------------- ----------------
         Strong Life Stage Series - Conservative
         INVESTOR CLASS                                    $33,122,540        3,452,464       $9.59
         PRO FORMA-WF Life Stage - Conservative (1)
         INVESTOR CLASS                                     33,122,540        3,452,464       9.59

(1)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG LIFE STAGE SERIES - CONSERVATIVE PORTFOLIO INTO THE INVESTOR CLASS SHARES OF THE WF LIFE STAGE - CONSERVATIVE PORTFOLIO.

STRONG  LIFE  STAGE  SERIES  -  MODERATE  PORTFOLIO/  WF LIFE  STAGE -  MODERATE
PORTFOLIO


         The following table sets forth, as of June 30, 2004: (i) the unaudited capitalization of the Investor Class shares of the Strong Life Stage Series - Moderate Portfolio and (ii) the unaudited PRO FORMA combined capitalization of the Investor Class shares of the WF Life Stage - Moderate Portfolio assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

                                                                     SHARES       NET ASSET VALUE
FUND                                            TOTAL NET ASSETS   OUTSTANDING        PER SHARE
---------------------------------------------- ----------------- ---------------- ----------------
Strong Life Stage Series - Moderate
INVESTOR CLASS                                   $68,147,362        6,924,319        $9.84
PRO FORMA-WF Life Stage - Moderate (1)
INVESTOR CLASS                                    68,147,362        6,924,319         9.84

(1)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG LIFE STAGE SERIES - MODERATE PORTFOLIO INTO THE INVESTOR CLASS SHARES OF THE WF LIFE STAGE - MODERATE PORTFOLIO.

         STRONG MID CAP DISCIPLINED FUND/ WF MID CAP DISCIPLINED FUND

         The following table sets forth, as of June 30, 2004: (i) the unaudited capitalization of the Investor Class shares of the Strong Mid Cap Disciplined Fund and (ii) the unaudited PRO FORMA combined capitalization of the Investor Class shares of the WF Mid Cap Disciplined Fund assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

                                                                     SHARES        NET ASSET VALUE
FUND                                           TOTAL NET ASSETS    OUTSTANDING          PER SHARE
--------------------------------------------- ----------------- ------------------ -------------------
Strong Mid Cap Disciplined
INVESTOR CLASS                                 $519,328,210       24,581,096            $21.13
PRO FORMA-WF Mid Cap Disciplined (1)
INVESTOR CLASS                                  519,328,210        24,581,096            21.13

(1)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG MID CAP DISCIPLINED FUND INTO THE INVESTOR CLASS SHARES OF THE WF MID CAP DISCIPLINED FUND.

         STRONG MINNESOTA TAX-FREE FUND/ WF MINNESOTA TAX-FREE FUND


         The following table sets forth, as of June 30, 2004: (i) the unaudited capitalization of the Investor Class and Class C shares of the Strong Minnesota Tax-Free Fund and (ii) the unaudited PRO FORMA combined capitalization of Class Z and Class C shares of the WF Minnesota Tax-Free Fund assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

                                                                                        NET ASSET VALUE
FUND                                           TOTAL NET ASSETS   SHARES OUTSTANDING        PER SHARE
-------------------------------------------- ------------------- ---------------------- -----------------
Strong Minnesota Tax-Free
INVESTOR CLASS                                   $3,934,230             386,879              $10.17
CLASS C                                             504,488              49,607               10.17
PRO FORMA-WF Minnesota Tax-Free (1)
CLASS Z                                           3,934,230             386,879               10.17
CLASS C                                             504,488              49,607               10.17

(1)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS AND CLASS C SHARES OF THE STRONG MINNESOTA TAX-FREE FUND INTO THE CLASS Z AND CLASS C SHARES OF THE WF MINNESOTA TAX-FREE FUND.

         STRONG MONEY MARKET FUND/ WF MONEY MARKET FUND


         The following table sets forth, as of March 31, 2004: (i) the unaudited capitalization of the Investor Class shares of the Strong Money Market Fund and
(ii) the unaudited PRO FORMA combined capitalization of the Investor Class shares of the WF Money Market Fund assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

                                                              SHARES       NET ASSET VALUE
FUND                                     TOTAL NET ASSETS   OUTSTANDING        PER SHARE
--------------------------------------- ----------------- ---------------- ----------------
Strong Money Market
INVESTOR CLASS                              $1,248,421,236  1,248,421,249       $1.00
PRO FORMA-WF Money Market (1)
INVESTOR CLASS                               1,248,421,236  1,248,421,249        1.00

(1)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG MONEY MARKET FUND INTO THE INVESTOR CLASS SHARES OF THE WF MONEY MARKET FUND.

         STRONG MUNICIPAL MONEY MARKET FUND/ WF MUNICIPAL MONEY MARKET FUND


         The following table sets forth, as of April 30, 2004: (i) the unaudited capitalization of the Investor Class shares of the Strong Municipal Money Market Fund and (ii) the unaudited PRO FORMA combined capitalization of the Investor Class shares of the WF Municipal Money Market Fund assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

                                                                           SHARES       NET ASSET VALUE
FUND                                                TOTAL NET ASSETS    OUTSTANDING          PER SHARE
------------------------------------------------- ------------------- ----------------- ------------------
Strong Municipal Money Market
INVESTOR CLASS                                        $1,022,859,747     1,022,859,933        $1.00
PRO FORMA-WF Municipal Money Market (1)
INVESTOR CLASS                                         1,022,859,747     1,022,859,933         1.00

(1)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG MUNICIPAL MONEY MARKET FUND INTO THE INVESTOR CLASS SHARES OF THE WF MUNICIPAL MONEY MARKET FUND.

         STRONG OPPORTUNITY FUND/ WF OPPORTUNITY FUND


         The following table sets forth, as of June 30, 2004: (i) the unaudited capitalization of the Investor Class, Advisor Class and Class K shares of the Strong Opportunity Fund and (ii) the unaudited PRO FORMA combined capitalization of each of the share classes of the WF Opportunity Fund assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

                                                                 SHARES        NET ASSET VALUE
     FUND                                 TOTAL NET ASSETS     OUTSTANDING           PER SHARE
     ----------------------------------- ------------------ ------------------ ---------------------
     Strong Opportunity
     INVESTOR CLASS                         $2,524,195,304         59,175,756         $42.66
     ADVISOR CLASS                             137,185,574          3,261,233         42.07
     CLASS K                                     1,563,072             36,489         42.84
     PRO FORMA-WF Opportunity (1)
     INVESTOR CLASS                          2,524,195,304         59,175,756         42.66
     ADVISOR CLASS                             137,185,574          3,261,233         42.07
     INSTITUTIONAL CLASS                         1,563,072             36,489         42.84

(1)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS, ADVISOR CLASS AND CLASS K SHARES OF THE STRONG OPPORTUNITY FUND INTO THE INVESTOR CLASS, ADVISOR CLASS AND INSTITUTIONAL CLASS SHARES OF THE WF OPPORTUNITY FUND.

         STRONG OVERSEAS FUND/ WF OVERSEAS FUND


         The following table sets forth, as of June 30, 2004: (i) the unaudited capitalization of the Investor Class and Institutional Class shares of the Strong Overseas Fund and (ii) the unaudited PRO FORMA combined capitalization of each of the share classes of the WF Overseas Fund assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

                                                                         NET ASSET VALUE
FUND                               TOTAL NET ASSETS SHARES OUTSTANDING        PER SHARE
--------------------------------- ----------------- -------------------- ------------------
Strong Overseas
INVESTOR CLASS                        $115,203,833            9,671,908        11.91
INSTITUTIONAL CLASS                        168,325               14,089        11.95
PRO FORMA-WF Overseas (1)
INVESTOR CLASS                         115,203,833            9,671,908        11.91
SELECT CLASS                               168,325               14,089        11.95

(1) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS AND INSTITUTIONAL CLASS SHARES OF THE STRONG OVERSEAS FUND INTO THE INVESTOR CLASS AND SELECT CLASS SHARES OF THE WF OVERSEAS FUND.

STRONG SHORT-TERM BOND FUND/ STRONG  SHORT-TERM  INCOME FUND/WF  SHORT-TERM BOND
FUND


         The following table sets forth, as of April 30, 2004: (i) the unaudited capitalization of the Investor Class, Advisor Class and Institutional Class shares of the Strong Short-Term Bond Fund and Investor Class shares of the Strong Short-Term Income Fund, (ii) the unaudited PRO FORMA combined capitalization of each of the share classes of the WF Short-Term Bond Fund assuming each Reorganization has taken place, and (iii) the unaudited PRO FORMA capitalization of the WF Short-Term Bond Fund assuming both Reorganizations have taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

                                                                       SHARES       NET ASSET VALUE
FUND                                          TOTAL NET ASSETS      OUTSTANDING           PER SHARE

----------------------------------------- ----------------------- ----------------- --------------------
Strong Short-Term Bond
INVESTOR CLASS                                       $578,771,335        65,831,332       $8.79
ADVISOR CLASS                                         11,029,363         1,254,356         8.79
INSTITUTIONAL CLASS                                   59,443,953         6,754,868         8.80
Strong Short-Term Income
INVESTOR CLASS                                        52,573,950         5,249,506         10.02
PRO FORMA-WF Short-Term Bond (1)
INVESTOR CLASS                                       578,771,335        65,831,332         8.79
ADVISOR CLASS                                         11,029,363         1,254,356         8.79
SELECT CLASS                                          59,443,953         6,754,868         8.80
PRO FORMA-WF Short-Term Bond (2)
INVESTOR CLASS                                        52,573,950         5,249,506         10.02
PRO FORMA-WF Short-Term Bond (3)
INVESTOR CLASS                                       631,345,285        71,811,264         8.79
ADVISOR CLASS                                         11,029,363         1,254,356         8.79
SELECT CLASS                                          59,443,953         6,754,868         8.80

(1)ASSUMING  THE  REORGANIZATION  OF  THE  INVESTOR  CLASS,  ADVISOR  CLASS  AND
   INSTITUTIONAL CLASS SHARES OF THE STRONG SHORT-TERM BOND FUND INTO THE INVESTOR CLASS, ADVISOR CLASS AND SELECT CLASS SHARES OF THE WF SHORT-TERM BOND FUND.
(2)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF STRONG SHORT-TERM INCOME FUND INTO THE INVESTOR CLASS SHARES OF THE WF SHORT-TERM BOND FUND.
(3)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS, ADVISOR CLASS AND INSTITUTIONAL CLASS SHARES OF STRONG SHORT-TERM BOND FUND AND THE INVESTOR CLASS SHARES OF THE STRONG SHORT-TERM INCOME FUND INTO THE INVESTOR CLASS, ADVISOR CLASS AND SELECT CLASS SHARES OF THE WF SHORT-TERM BOND FUND.

STRONG SHORT-TERM HIGH YIELD BOND FUND/ WF SHORT-TERM HIGH YIELD BOND FUND


         The following table sets forth, as of April 30, 2004: (i) the unaudited capitalization of the Investor Class and Advisor Class shares of the Strong
Short-Term High-Yield Bond Fund and (ii) the unaudited PRO FORMA combined capitalization of each of the share classes of the WF Short-Term High Yield Bond Fund assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

                                                                             SHARES        NET ASSET VALUE
FUND                                                   TOTAL NET ASSETS    OUTSTANDING          PER SHARE
----------------------------------------------------- ----------------- ------------------ ------------------
Strong Short-Term High Yield Bond
INVESTOR CLASS                                            $188,638,040         21,759,825        $8.67
ADVISOR CLASS                                               64,416,177          7,431,168        8.67
PRO FORMA-WF Short-Term High Yield Bond (1)
INVESTOR CLASS                                             188,638,040         21,759,825        8.67
ADVISOR CLASS                                               64,416,177          7,431,168        8.67

(1)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS AND ADVISOR CLASS SHARES OF THE STRONG SHORT-TERM HIGH YIELD BOND FUND INTO THE INVESTOR CLASS AND ADVISOR CLASS SHARES OF THE WF SHORT-TERM HIGH YIELD BOND FUND.

STRONG SHORT-TERM MUNICIPAL BOND FUND/ STRONG SHORT-TERM HIGH YIELD MUNICIPAL FUND/ WF SHORT-TERM MUNICIPAL BOND FUND


         The following table sets forth, as of April 30, 2004: (i) the unaudited capitalization of the Investor Class and Class C shares of the Strong Short-Term Municipal Bond Fund and the Investor Class shares of the Strong Short-Term High Yield Municipal Fund, (ii) the unaudited PRO FORMA combined capitalization of each of the share classes of the WF Short-Term Municipal Bond Fund assuming each Reorganization has taken place, and (iii) the unaudited PRO FORMA combined capitalization of each of the share classes of the WF Short-Term Municipal Bond Fund assuming both of the Reorganizations have taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

                                                                              SHARES      NET ASSET VALUE
FUND                                                    TOTAL NET ASSETS   OUTSTANDING        PER SHARE
------------------------------------------------------ ------------------ --------------- ----------------
Strong Short-Term Municipal Bond
INVESTOR CLASS                                              $497,361,555      50,865,208       9.78
CLASS C                                                        3,978,602         407,235       9.77
Strong Short-Term High Yield Municipal
INVESTOR CLASS                                               151,489,027      16,179,705       9.36
PRO FORMA-WF Short-Term Municipal Bond (1)
INVESTOR CLASS                                               497,361,555      50,865,208       9.78
CLASS C                                                        3,978,602         407,235       9.77
PRO FORMA-WF Short-Term Municipal Bond (2)
INVESTOR CLASS                                               151,489,027      16,179,705       9.36
PRO FORMA-WF Short-Term Municipal Bond (3)
INVESTOR CLASS                                               648,850,582      66,354,884       9.78
CLASS C                                                        3,978,602         407,235       9.77

(1)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS AND CLASS C SHARES OF THE STRONG SHORT-TERM MUNICIPAL BOND FUND INTO THE INVESTOR CLASS AND CLASS C SHARES OF THE WF SHORT-TERM MUNICIPAL BOND FUND.
(2)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG SHORT-TERM HIGH YIELD MUNICIPAL FUND INTO THE INVESTOR CLASS SHARES OF THE WF SHORT-TERM MUNICIPAL BOND FUND.
(3)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS AND CLASS C SHARES OF THE STRONG SHORT-TERM MUNICIPAL BOND FUND AND THE INVESTOR CLASS SHARES OF THE STRONG SHORT-TERM HIGH YIELD MUNICIPAL FUND INTO THE INVESTOR CLASS AND CLASS C SHARES OF THE WF SHORT-TERM MUNICIPAL BOND FUND.

         STRONG SMALL/MID CAP VALUE FUND/ WF SMALL/MID CAP VALUE FUND


         The following table sets forth, as of June 30, 2004: (i) the unaudited capitalization of the Investor Class shares of the Strong Small/Mid Cap Value Fund and (ii) the unaudited PRO FORMA combined capitalization of the Investor Class shares of the WF Small/Mid Cap Value Fund assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

                                                                                       SHARES       NET ASSET VALUE
                  FUND                                           TOTAL NET ASSETS   OUTSTANDING         PER SHARE
                  --------------------------------------------- ----------------- ----------------- -----------------
                  Strong Small/Mid Cap Value
                  INVESTOR CLASS                                     $12,266,338           953,953      $12.86

                  PRO FORMA-WF Small/Mid Cap Value(1)
                  INVESTOR CLASS                                      12,266,338           953,953       12.86

(1)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG SMALL/MID CAP VALUE FUND INTO THE INVESTOR CLASS SHARES OF THE WF SMALL/MID CAP VALUE FUND.

         STRONG SMALL COMPANY VALUE FUND/ WF SMALL CAP DISCIPLINED FUND


          The following table sets forth, as of June 30, 2004: (i) the unaudited capitalization of the Investor Class shares of the Strong Small Company Value Fund and (ii) the unaudited pro forma combined capitalization of the Investor Class shares of the WF Small Cap Disciplined Fund assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

                                                                           SHARES        NET ASSET VALUE
FUND                                                TOTAL NET ASSETS     OUTSTANDING          PER SHARE
------------------------------------------------- ------------------- ------------------ -------------------
Strong Small Company Value
INVESTOR CLASS                                          $111,674,421          7,020,114        $15.91

PRO FORMA-WF Small Cap Disciplined(1)
INVESTOR CLASS                                           111,674,421          7,020,114        15.91

(1)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG SMALL COMPANY VALUE FUND INTO THE INVESTOR CLASS SHARES OF THE WF SMALL CAP DISCIPLINED FUND.

         STRONG ULTRA SHORT-TERM INCOME FUND/ WF ULTRA SHORT-TERM INCOME FUND


         The following table sets forth, as of April 30, 2004: (i) the unaudited capitalization of the Investor Class, Advisor Class and Institutional Class shares of the Strong Ultra Short-Term Income Fund and (ii) the unaudited PRO FORMA combined capitalization of each of the share classes of the WF Ultra Short-Term Income Fund assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

                                                                         SHARES      NET ASSET VALUE
FUND                                                TOTAL NET ASSETS  OUTSTANDING         PER SHARE
-------------------------------------------------- ----------------- --------------- -------------------
Strong Ultra Short-Term Income
INVESTOR CLASS                                        $1,505,504,251     162,213,314        $9.28
ADVISOR CLASS                                            97,615,305      10,522,346         9.28
INSTITUTIONAL CLASS                                      94,875,976      10,228,600         9.28

PRO FORMA-WF Ultra Short-Term Income(1)
INVESTOR CLASS                                        1,505,504,251     162,213,314         9.28
ADVISOR CLASS                                            97,615,305      10,522,346         9.28
SELECT CLASS                                             94,875,976      10,228,600         9.28

(1)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS, ADVISOR CLASS AND INSTITUTIONAL CLASS SHARES OF THE STRONG ULTRA SHORT-TERM INCOME FUND INTO THE INVESTOR CLASS, ADVISOR CLASS AND SELECT CLASS SHARES OF THE WF ULTRA SHORT-TERM INCOME FUND.

STRONG ULTRA SHORT-TERM MUNICIPAL INCOME FUND/WF ULTRA SHORT-TERM MUNICIPAL INCOME FUND


         The following table sets forth, as of April 30, 2004: (i) the unaudited capitalization of the Investor Class, Advisor Class and Institutional Class shares of the Strong Ultra Short-Term Municipal Income Fund and (ii) the unaudited PRO FORMA combined capitalization of each of the share classes of the WF Ultra Short-Term Municipal Income Fund assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

                                                                     SHARES       NET ASSET VALUE
FUND                                         TOTAL NET ASSETS     OUTSTANDING         PER SHARE
----------------------------------------- --------------------- ----------------- ----------------
Strong Ultra Short-Term Municipal Income

INVESTOR CLASS                            $980,406,471          202,600,0700         $4.84
ADVISOR CLASS                             48,885,458             10,101,5455          4.84
INSTITUTIONAL CLASS                       340,344,877            70,351,3744          4.84
PRO FORMA-WF Ultra Short-Term Municipal
Income(1)
INVESTOR CLASS                            980,406,471           202,600,0700         4.84
ADVISOR CLASS                             48,885,458            10,101,5455          4.84
SELECT CLASS                              340,344,877           70,351,3744          4.84

(1)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS, ADVISOR CLASS AND INSTITUTIONAL CLASS SHARES OF THE STRONG ULTRA SHORT-TERM MUNICIPAL INCOME FUND INTO THE INVESTOR CLASS, ADVISOR CLASS AND SELECT CLASS SHARES OF THE WF ULTRA SHORT-TERM MUNICIPAL INCOME FUND.

         STRONG WISCONSIN TAX-FREE FUND/ WF WISCONSIN TAX-FREE FUND


         The following table sets forth, as of April 30, 2004: (i) the unaudited capitalization of the Investor Class and Class C shares of the Strong Wisconsin Tax-Free Fund and (ii) the unaudited PRO FORMA combined capitalization of each of the share classes of the WF Wisconsin Tax-Free Fund assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

                                                                          SHARES       NET ASSET VALUE
     FUND                                          TOTAL NET ASSETS     OUTSTANDING        PER SHARE
     ------------------------------------------- -------------------- ---------------- -----------------
     Strong Wisconsin Tax-Free
     INVESTOR CLASS                              $51,803,831          4,911,8255        $10.55                                    7
     CLASS C                                       2,439,948           231,347           10.55
     PRO FORMA-WF Wisconsin Tax-Free(1)
     INVESTOR CLASS                              51,803,831          84,911,825          10.55
     CLASS C                                       2,439,94              231,347         10.55

(1)ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS AND CLASS C SHARES OF THE STRONG WISCONSIN TAX-FREE FUND INTO THE INVESTOR CLASS AND CLASS C SHARES OF THE WF WISCONSIN TAX-FREE FUND


                                   PROPOSAL 2:
                    APPROVAL OF AN INTERIM ADVISORY AGREEMENT


SUMMARY


         At the closing of the Transaction, which is expected to occur on or about [DECEMBER 31, 2004], the existing investment advisory agreement between the Strong Funds and SCM ("Strong Advisory Agreement") will terminate. On August 13, 2004, the Board unanimously voted to approve an interim investment advisory agreement between the Strong Funds and Funds Management ("Interim Agreement"), a form of which is included in this Prospectus/Proxy Statement as Exhibit G, which, if approved by shareholders, would become effective at the closing of the Transaction and continue through the closing of the Reorganization ("Interim Period"). On September __, 2004, the Board approved certain compliance policies and procedures of Funds Management.


TERMS OF THE TERMINATING STRONG ADVISORY AGREEMENT AND THE INTERIM AGREEMENT


         Under the Strong Advisory Agreement, SCM is responsible for investment decisions and supplies investment research and portfolio management. SCM is authorized to delegate its investment advisory duties to a sub-adviser in accordance with a written agreement. In that situation, SCM continues to have responsibility for all investment advisory services furnished by the sub-adviser under the sub-advisory agreement. At its expense, SCM provides office space and all necessary office facilities, equipment, and personnel for servicing the investments of the Fund. Under the Strong Advisory Agreement, SCM is responsible for placing all orders for the purchase and sale of the Fund's portfolio securities at the Fund's expense. Except for expenses assumed by SCM or an affiliate, the Fund is responsible for all its expenses, including, without limitation, interest charges, taxes, insurance, brokerage commissions, and similar expenses; distribution and shareholder servicing expenses; expenses of issue, sale, repurchase, or redemption of shares; expenses of registering or qualifying shares for sale with the states and the SEC; expenses for printing and distribution of prospectuses to existing shareholders; charges of custodians (including fees as custodian for keeping books and similar services for the Fund), transfer agents (including the printing and mailing of reports and notices to shareholders), registrars, auditing and legal services, and clerical services related to recordkeeping and shareholder relations; fees for Directors and officers who are not "interested persons" of SCM, if any; and extraordinary expenses. The Strong Advisory Agreement has an initial term of two years and, thereafter, is required to be approved annually by either the Board or by vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act). In either case, each annual renewal must be approved by the vote of a majority of the Fund's Directors who are not parties to the Strong Advisory Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Strong Advisory Agreement is terminable, without penalty, on 60 days' written notice by the Board, by vote of a majority of the Fund's outstanding voting securities, or by SCM, and will terminate automatically in the event of its assignment.


         The following table sets forth the dates of the Strong Advisory Agreement, the date on which the Strong Advisory Agreement was last submitted to shareholder vote, and the advisory fee under the Strong Advisory Agreement.

------------------------------------------------------ --------------------- --------------------- -----------
                                                             DATE OF          DATE LAST APPROVED
                                                         STRONG ADVISORY       BY SHAREHOLDERS      ADVISORY
        CORPORATION/STRONG FUND                             AGREEMENT                                  FEE
-------------------------------------------------------------------------------------------------- -----------
Strong Advantage Fund, Inc.
-------------------------------------------------------------------------------------------------- -----------
     Strong Ultra Short-Term Income Fund                July 23, 2001        July 20, 2001         0.30%1
------------------------------------------------------- -------------------- --------------------- -----------
Strong Asia Pacific Fund, Inc.
------------------------------------------------------- -------------------- --------------------- -----------
      Strong Asia Pacific Fund                          July 23, 2001        July 20, 2001         0.75%2
------------------------------------------------------- -------------------- --------------------- -----------
Strong Balanced Fund, Inc.
------------------------------------------------------- -------------------- --------------------- -----------
     Strong Balanced Fund                               July 23, 2001        July 20, 2001         0.60%3
-------------------------------------------------------------------------------------------------- -----------
Strong Conservative Equity Funds, Inc.
------------------------------------------------------- -------------------- --------------------- -----------
     Strong Dividend Income Fund                        December 8, 2001     December 7, 2001      0.70%4
------------------------------------------------------- -------------------- --------------------- -----------
     Strong Energy Fund                                 July 23, 2001        July 20, 2001         0.75%2
------------------------------------------------------- -------------------- --------------------- -----------
     Strong Growth and Income Fund                      July 23, 2001        July 20, 2001         0.55%
------------------------------------------------------- -------------------- --------------------- -----------
Strong Corporate Bond Fund, Inc.
------------------------------------------------------- -------------------- --------------------- -----------
     Strong Corporate Bond Fund                         July 23, 2001        July 20, 2001         0.375%5
------------------------------------------------------- -------------------- --------------------- -----------
Strong Discovery Fund, Inc.
-------------------------------------------------------------------------------------------------- -----------
     Strong Discovery Fund                              February 23, 2000    July 20, 2001         0.75%
-------------------------------------------------------------------------------------------------- -----------
Strong Equity Funds II, Inc.
------------------------------------------------------- -------------------- --------------------- -----------
     Strong Small/Mid Cap Value Fund                    March 28, 2002       March 28, 2002        0.75%2
------------------------------------------------------- -------------------- --------------------- -----------
     Strong Small Company Value Fund                    March 28, 2002       March 28, 2002        0.75%2
------------------------------------------------------- -------------------- --------------------- -----------
Strong Equity Funds, Inc.
------------------------------------------------------- -------------------- --------------------- -----------
     Strong Dow 30 Value Fund                           July 23, 2001        July 20, 2001         0.55%
------------------------------------------------------- -------------------- --------------------- -----------
     Strong Enterprise Fund                             July 23, 2001        July 20, 2001         0.75%2
------------------------------------------------------- -------------------- --------------------- -----------
     Strong Growth Fund                                 July 23, 2001        July 20, 2001         0.75%2
------------------------------------------------------- -------------------- --------------------- -----------
     Strong Growth 20 Fund                              July 23, 2001        July 20, 2001         0.75%2
------------------------------------------------------- -------------------- --------------------- -----------
     Strong Large Cap Core Fund                         July 23, 2001        July 20, 2001         0.75%2
------------------------------------------------------- -------------------- --------------------- -----------
     Strong Large Company Growth Fund                   September 12, 2002   August 30, 2002       0.75%2
------------------------------------------------------- -------------------- --------------------- -----------
     Strong Mid Cap Disciplined Fund                    July 23, 2001        July 20, 2001         0.75%2
------------------------------------------------------- -------------------- --------------------- -----------
Strong Government Securities Fund, Inc.
-------------------------------------------------------------------------------------------------- -----------
     Strong Government Securities Fund                  July 23, 2001        July 20, 2001         0.35%6
------------------------------------------------------- -------------------- --------------------- -----------
Strong Heritage Reserve Series, Inc.
-------------------------------------------------------------------------------------------------- -----------
     Strong Heritage Money Fund                         July 23, 2001        July 20, 2001         0.15%
-------------------------------------------------------------------------------------------------- -----------
Strong Income Funds, Inc.
------------------------------------------------------- -------------------- --------------------- -----------
     Strong High-Yield Bond Fund                        July 23, 2001        July 20, 2001         0.375%5
------------------------------------------------------- -------------------- --------------------- -----------
     Strong Short-Term Income Fund                      October 31, 2002     October 31, 2002      0.375%5
------------------------------------------------------- -------------------- --------------------- -----------
     Strong Short-Term High Yield Bond Fund             July 23, 2001        July 20, 2001         0.375%5
------------------------------------------------------- -------------------- --------------------- -----------
Strong Income Trust
-------------------------------------------------------------------------------------------------- -----------
     Strong Florida Municipal Money Market Fund         November 25, 2002    November 29, 2002     0.15%
------------------------------------------------------- -------------------- --------------------- -----------
Strong International Equity Funds, Inc.
------------------------------------------------------- -------------------- --------------------- -----------
     Strong Overseas Fund                               July 23, 2001        July 20, 2001         0.75%2
------------------------------------------------------- -------------------- --------------------- -----------
Strong Large Cap Growth Fund, Inc.
-------------------------------------------------------------------------------------------------- -----------
     Strong Large Cap Growth Fund                       July 23, 2001        July 20, 2001         0.60%3
------------------------------------------------------- -------------------- --------------------- -----------
Strong Money Market Fund, Inc.
-------------------------------------------------------------------------------------------------- -----------
     Strong Money Market Fund                           July 23, 2001        July 20, 2001         0.15%
------------------------------------------------------- -------------------- --------------------- -----------
Strong Municipal Income Funds, Inc.
------------------------------------------------------- -------------------- --------------------- -----------
     Strong Intermediate Municipal Bond Fund            July 31, 2001        July 31, 2001         0.37%7
------------------------------------------------------- -------------------- --------------------- -----------
     Strong Minnesota Tax-Free Fund                     December 26, 2002    December 26, 2002     0.37%7
------------------------------------------------------- -------------------- --------------------- -----------
     Strong Municipal Money Market Fund                 July 23, 2001        July 20, 2001         0.15%
------------------------------------------------------- -------------------- --------------------- -----------
     Strong Short-Term High Yield Municipal Fund        July 23, 2001        July 20, 2001         0.35%6
------------------------------------------------------- -------------------- --------------------- -----------
     Strong Tax-Free Money Fund                         July 23, 2001        July 20, 2001         0.15%
------------------------------------------------------- -------------------- --------------------- -----------
     Strong Ultra Short-Term Municipal Income Fund      July 23, 2001        July 20, 2001         0.30%1
------------------------------------------------------- -------------------- --------------------- -----------
     Strong Wisconsin Tax-Free Fund                     April 6, 2001        April 6, 2001         0.37%7
------------------------------------------------------- -------------------- --------------------- -----------
Strong Opportunity Fund, Inc.
-------------------------------------------------------------------------------------------------- -----------
     Strong Endeavor Fund                               April 6, 2001        April 6, 2001         0.75%2
------------------------------------------------------- -------------------- --------------------- -----------
     Strong Opportunity Fund                            July 23, 2001        July 20, 2001         0.75%2
------------------------------------------------------- -------------------- --------------------- -----------
Strong Short-Term Bond Fund, Inc.
-------------------------------------------------------------------------------------------------- -----------
     Strong Short-Term Bond Fund                        July 23, 2001        July 20, 2001         0.375%5
------------------------------------------------------- -------------------- --------------------- -----------
Strong Short-Term Municipal Bond Fund, Inc.
-------------------------------------------------------------------------------------------------- -----------
     Strong Short-Term Municipal Bond Fund              July 23, 2001        July 20, 2001         0.25%8
------------------------------------------------------- -------------------- --------------------- -----------

1 0.30% on assets under $4 billion; 0.275% for the next $2 billion in assets; and 0.25% for assets $6 billion and above.
2 0.75% on assets under $4 billion; 0.725% for the next $2 billion in assets; and 0.70% for assets $6 billion and above.
3 0.60% on the first $35 million in assets and 0.55% on all assets thereafter.
4 0.70% on assets under $4 billion; 0.65% for the next $2 billion in assets; and 0.65% for assets $6 billion and above. If Reaves (as defined below) does not meet certain performance criteria set forth in the Reaves Sub-advisory Agreement (as defined below), the advisory fee paid by the Fund to SCM is reduced by an amount equal to the difference between the fee SCM would have paid Reaves had the performance criteria been met and the actual sub-advisory fee paid to Reaves by SCM.
5 0.375% on assets under $4 billion; 0.35% for the next $2 billion in assets; and 0.325% for assets $6 billion and above.
6 0.35% on assets under $4 billion; 0.325% for the next $2 billion in assets; and 0.30% for assets $6 billion and above.
7 0.37% on assets under $4 billion; 0.345% for the next $2 billion in assets; and 0.32% for assets $6 billion and above.
8 0.25% on assets under $4 billion; 0.225% for the next $2 billion in assets; and 0.20% for assets $6 billion and above.

         We are required to explain why the existing agreements were last submitted to a shareholder vote, even though these agreements are terminating. For each Strong Fund for which an investment advisory agreement was last approved by shareholders on July 20, 2001, the Board had approved changes to the previous agreement related to fee structures, expense reimbursement policies, and administrative services. For some Strong Funds, the revised agreement introduced breakpoints (asset levels) at which management fees decreased as a percentage of the Fund's net assets. For Strong Funds that previously had a combined investment advisory and administration agreement and fee, the agreements and fees were separated and the administration fee was increased. For Strong Funds with a 2% cap on fund expenses as a result of a state law that no longer applied to the Funds, the cap was removed from the agreement. For the Strong Dividend Income Fund, shareholders approved an increase in the advisory fee and a provision that would reduce the advisory fee if the sub-advisory fee paid by SCM to Reaves were decreased as described above. For the Strong Large Company Growth Fund, shareholders approved a change in the investment adviser from Rockhaven Asset Management, LLC to SCM. For each other Strong Fund, shareholders approved the initial investment advisory agreement at the launch of the Fund.

         The Board last approved the Strong Advisory Agreement on April 30, 2004. As part of its approval of the Strong Advisory Agreement, the Board requested, and SCM agreed, that the aggregate fees and expenses payable by the Strong Family of Funds to SCM and its affiliates would be reduced by approximately $6.4 million per year after giving effect to then-current waivers and reimbursements.


         The Strong Funds paid the following fees to SCM or an affiliate during the last fiscal year:

------------------------------------------------------- ---------------- ------------------ --------------- ------------
                                                                                            TRANSFER AGENT
               CORPORATION/STRONG FUND                     ADVISORY       ADMINISTRATION                       12B-1
------------------------------------------------------------------------------------------------------------------------
Strong Advantage Fund, Inc.
------------------------------------------------------------------------------------------------------------------------
     Strong Ultra Short-Term Income Fund                     $7,310,233         $7,323,135      $4,530,382       $4,898
------------------------------------------------------------------------------------------------------------------------
Strong Asia Pacific Fund, Inc.
------------------------------------------------------------------------------------------------------------------------
      Strong Asia Pacific Fund                                  373,820            161,529         313,090            --
------------------------------------------------------------------------------------------------------------------------
Strong Balanced Fund, Inc.
------------------------------------------------------------------------------------------------------------------------
     Strong Balanced Fund                                     1,200,958            650,632         867,038            --
------------------------------------------------------- ---------------- ------------------ --------------- ------------
Strong Conservative Equity Funds, Inc.
------------------------------------------------------- ---------------- ------------------ --------------- ------------
     Strong Dividend Income Fund                                884,619            445,593         667,965            --
------------------------------------------------------- ---------------- ------------------ --------------- ------------
     Strong Energy Fund                                          95,210             32,017          91,638            --
------------------------------------------------------- ---------------- ------------------ --------------- ------------
     Strong Growth and Income Fund                            4,153,648          2,017,767       3,557,620        1,077
------------------------------------------------------- ---------------- ------------------ --------------- ------------
Strong Corporate Bond Fund, Inc.
------------------------------------------------------- ---------------- ------------------ --------------- ------------
     Strong Corporate Bond Fund                               2,668,413          1,832,789       2,456,237        2,150
------------------------------------------------------- ---------------- ------------------ --------------- ------------
Strong Discovery Fund, Inc.
------------------------------------------------------------------------------------------------------------------------
     Strong Discovery Fund                                    1,126,171            375,422         625,817            --
------------------------------------------------------- ---------------- ------------------ --------------- ------------
Strong Equity Funds II, Inc.
------------------------------------------------------------------------------------------------------------------------
     Strong Small/Mid Cap Growth Fund                            25,425                  0          10,256            0
------------------------------------------------------- ---------------- ------------------ --------------- ------------
     Strong Small Company Value Fund                            123,814             52,229          62,969       15,708
------------------------------------------------------- ---------------- ------------------ --------------- ------------
Strong Equity Funds, Inc.
------------------------------------------------------------------------------------------------------------------------
     Strong Dow 30 Value Fund                                   471,262            256,711         394,362            --
------------------------------------------------------- ---------------- ------------------ --------------- ------------
     Strong Enterprise Fund                                   1,952,745            463,548       2,209,428          118
------------------------------------------------------- ---------------- ------------------ --------------- ------------
     Strong Growth Fund                                      12,665,137          4,192,655       6,858,484        2,521
------------------------------------------------------- ---------------- ------------------ --------------- ------------
     Strong Growth 20 Fund                                   12,994,898            753,495       1,787,183           63
------------------------------------------------------- ---------------- ------------------ --------------- ------------
     Strong Large Cap Core Fund                                  17,401                  0          28,738            --
------------------------------------------------------- ---------------- ------------------ --------------- ------------
     Strong Large Company Growth Fund                           289,051            131,466          80,771       26,774
------------------------------------------------------- ---------------- ------------------ --------------- ------------
     Strong Mid Cap Disciplined Fund                          1,908,727            760,908         928,037            --
------------------------------------------------------------------------------------------------------------------------
Strong Government Securities Fund, Inc.
------------------------------------------------------- ---------------- ------------------ --------------- ------------
     Strong Government Securities Fund                        8,850,823          6,798,782       7,474,377       14,231
------------------------------------------------------------------------------------------------------------------------
Strong Heritage Reserve Series, Inc.
------------------------------------------------------------------------------------------------------------------------
     Strong Heritage Money Fund                               2,387,064          1,332,545         642,650            0
------------------------------------------------------- ---------------- ------------------ --------------- ------------
Strong Income Funds, Inc.
------------------------------------------------------- ---------------- ------------------ --------------- ------------
     Strong High-Yield Bond Fund                              1,959,660          1,357,196       1,400,245        1,843
------------------------------------------------------- ---------------- ------------------ --------------- ------------
     Strong Short-Term Income Fund                               68,775                  0               0            0
------------------------------------------------------- ---------------- ------------------ --------------- ------------
     Strong Short-Term High Yield Bond Fund                   1,081,342            807,402         790,700        2,287
------------------------------------------------------------------------------------------------------------------------
Strong Income Trust
------------------------------------------------------------------------------------------------------------------------
     Strong Florida Municipal Money Market Fund                  19,328             36,935           4,494            --
------------------------------------------------------- ---------------- ------------------ --------------- ------------
Strong International Equity Funds, Inc.
------------------------------------------------------------------------------------------------------------------------
     Strong Overseas Fund                                       981,473                  0         811,887            --
------------------------------------------------------- ---------------- ------------------ --------------- ------------
Strong Large Cap Growth Fund, Inc.
------------------------------------------------------------------------------------------------------------------------
     Strong Large Cap Growth Fund                             3,503,970          1,906,405       2,492,799            --
------------------------------------------------------- ---------------- ------------------ --------------- ------------
Strong Money Market Fund, Inc.
------------------------------------------------------------------------------------------------------------------------
     Strong Money Market Fund                                 2,747,177          1,150,288       7,560,965            --
------------------------------------------------------------------------------------------------------------------------
Strong Municipal Income Funds, Inc.
------------------------------------------------------------------------------------------------------------------------
     Strong Intermediate Municipal Bond Fund                     74,618             13,094          43,105            0
------------------------------------------------------- ---------------- ------------------ --------------- ------------
     Strong Minnesota Tax-Free Fund                                   0                  0               0        2,156
------------------------------------------------------- ---------------- ------------------ --------------- ------------
     Strong Municipal Money Market Fund                       2,975,991          6,893,834       1,059,119            --
------------------------------------------------------- ---------------- ------------------ --------------- ------------
     Strong Short-Term High Yield Municipal Fund                492,222            393,778          71,010            --
------------------------------------------------------- ---------------- ------------------ --------------- ------------
     Strong Tax-Free Money Fund                               1,454,549            882,024         238,694            --
------------------------------------------------------- ---------------- ------------------ --------------- ------------
     Strong Ultra Short-Term Municipal Income Fund            5,588,564          4,753,758         760,108        6,064
------------------------------------------------------- ---------------- ------------------ --------------- ------------
     Strong Wisconsin Tax-Free Fund                              69,869              3,612          65,106        9,739
------------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund, Inc.
------------------------------------------------------------------------------------------------------------------------
     Strong Endeavor Fund                                        20,435              1,661          27,484            0
------------------------------------------------------- ---------------- ------------------ --------------- ------------
     Strong Opportunity Fund                                 20,914,722          8,369,699       9,484,310       11,069
------------------------------------------------------- ---------------- ------------------ --------------- ------------
Strong Short-Term Bond Fund, Inc.
------------------------------------------------------- ---------------- ------------------ --------------- ------------
     Strong Short-Term Bond Fund                              3,318,671          2,318,626       2,176,157          771
------------------------------------------------------------------------------------------------------------------------
Strong Short-Term Municipal Bond Fund, Inc.
------------------------------------------------------- ---------------- ------------------ --------------- ------------
     Strong Short-Term Municipal Bond Fund                    1,552,322          1,742,417         380,590        8,486
------------------------------------------------------- ---------------- ------------------ --------------- ------------
                        Aggregate Total for all Funds:     $120,294,007        $58,211,952     $60,953,815     $109,955
------------------------------------------------------- ---------------- ------------------ --------------- ------------

         If the Proposals are approved by shareholders, it is expected that the Strong Funds will transition from most of their other current service providers to the Wells Fargo Funds' service providers during the first quarter of 2005.

         The terms of the Strong Advisory Agreement and those of the Interim Agreement are materially similar, except for the date of the agreement and the name of the investment adviser. APPROVAL OF THE INTERIM AGREEMENT WILL NOT RESULT IN AN INCREASE IN THE ADVISORY FEE CHARGED TO ANY STRONG FUND DURING THE INTERIM PERIOD. If the Interim Agreement is approved, Funds Management will be entitled to receive the same fee rates that SCM would have been entitled to receive under the Strong Advisory Agreement. However, the advisory fee paid by the Strong Dividend Income Fund will no longer be potentially reduced when no performance fee is earned by the Fund's sub-adviser under the circumstances described under "Proposal 3."


         Funds Management is located at 525 Market Street, 12th Floor, San Francisco, CA 94105. The owners and principal executive officers of Funds Management are listed below. Unless otherwise indicated, the address for each is 525 Market Street, 12th Floor, San Francisco, CA 94105. Currently, no officers or Directors of the Strong Funds are officers, directors, employees, shareholders, or general partners of Funds Management. No officers or Directors of the Strong Funds have any material interest in Funds Management, or in any material transaction in which Funds Management or an affiliate is a party.


OFFICERS-NAME                 POSITION AT FUNDS MANAGEMENT                  PRINCIPAL OCCUPATION
Karla M. Rabusch              Director, President and Chief Executive       Same as position at Funds Management
                              Officer
C. David Messman              Director, Senior Vice President and           Same as position at Funds Management
                              Secretary
Stacie D. DeAngelo            Senior Vice President and Chief Operating     Same as position at Funds Management
                              Officer
Kenneth L. Niewald            Vice President and Chief Financial Officer    Same as position at Funds Management
Andrew N. Owen                Director and Senior Vice President            Same as position at Funds Management
Dorothy A. Peters             Chief Compliance Officer                      Same as position at Funds Management

OWNERS-NAME, RELATIONSHIP TO FUNDS MANAGEMENT AND ADDRESS

Wells Fargo Investment Group, Inc.
Direct Parent Company
Controlling Owner
420 Montgomery Street
 San Francisco, CA 94163

Wells Fargo & Company
Ultimate Parent Company
Controlling Owner
420 Montgomery Street
San Francisco, CA 94163

         Funds Management serves as the adviser to certain funds in the Wells Fargo Funds family that have similar investment objectives and styles as certain Strong Funds. The chart below lists certain required information about similar funds advised by Funds Management. In addition to the funds listed below, Funds Management also serves as the adviser to certain Wells Fargo Variable Trust funds and Wells Fargo Master Trust portfolios that have similar investment objectives and styles as certain Strong Funds.

     ------------------------------- -------------- --------------------------- -----------------------------------
            NAME OF FUND(1)          ASSET SIZE(2)           ANNUAL                       NET OPERATING
                                     (IN MILLIONS)      MANAGEMENT FEE(3)                  EXPENSE RATIO
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF 100% Treasury Money Market   3,371.9        $0 - 999M        0.300%     Class A              0.65%(7)
     Fund                                           $1B - 4.99B      0.275%     Service Class        0.50%(7)
                                                    >$5B             0.250%
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Asset Allocation Fund        1,161.5        $0 - 499M        0.650%     Class A              1.15%(10)
                                                    $500M - 999M     0.600%     Class B              1.90%(10)
                                                    $1B - 2.99B      0.550%     Class C              1.90%(10)
                                                    $3B - 4.99B      0.525%     Institutional Class  0.90%(10)
                                                    >$5B             0.500%
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF C&B Large Cap Value Fund     28.0           $0 - 499M        0.750%     Class A              1.20%(11)
                                                    $500M - 999M     0.700%     Class B              1.95%(11)
                                                    $1B - 2.99B      0.650%     Class C              1.95%(11)
                                                    $3B - 4.99B      0.625%     Class D              1.20%(11)
                                                    >$5B             0.600%     Institutional Class  0.95%(11)
                                                                                Select Class         0.70%(11)
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF C&B Mid Cap Value Fund       542.0          $0 - 499M        0.750%     Class A              1.40%(11)
                                                    $500M - 999M     0.700%     Class B              2.15%(11)
                                                    $1B - 2.99B      0.650%     Class C              2.15%(11)
                                                    $3B - 4.99B      0.625%     Class D              1.25%(11)
                                                    >$5B             0.600%     Institutional Class  1.15%(11)
                                                                                Select Class         0.90%(11)
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF C&B Tax-Managed Value Fund   17.0           $0 - 499M        0.750%     Class A              1.20%(11)
                                                    $500M - 999M     0.700%     Class B              1.95%(11)
                                                    $1B - 2.99B      0.650%     Class C              1.95%(11)
                                                    $3B - 4.99B      0.625%     Class D              1.20%(11)
                                                    >$5B             0.600%     Institutional Class  0.95%(11)
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF California Limited Term      90.2           $0 - 499M        0.400%     Class A              0.85%(9)
     Tax-Free Fund                                  $500M - 999M     0.350%     Class C              1.60%(9)
                                                    $1B - 2.99B      0.300%     Institutional Class  0.60%(9)
                                                    $3B - 4.99B      0.275%
                                                    >$5B             0.250%
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF California Tax-Free Fund     520.6          $0 - 499M        0.400%     Class A              0.80%(9)
                                                    $500M - 999M     0.350%     Class B              1.55%(9)
                                                    $1B - 2.99B      0.300%     Class C              1.55%(9)
                                                    $3B - 4.99B      0.275%     Institutional Class  0.55%(9)
                                                    >$5B             0.250%
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF California Tax-Free Money    2,537.5        $0 - 999M        0.300%     Class A              0.65%(7)
     Market Fund                                    $1B - 4.99B      0.275%     Service Class        0.45%(7)
                                                    >$5B             0.250%
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF California Tax-Free Money    477.2                           0.000%                          0.20%(7)
     Market Trust
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Cash Investment Money        13,811.9                        0.100%     Service Class        0.50%(7)
     Market Fund                                                                Administrative Class.0.35%(7)
                                                                                Institutional Class  0.20%(7)
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Colorado Tax-Free Fund       103.0          $0 - 499M        0.400%     Class A              0.85%(9)
                                                    $500M - 999M     0.350%     Class B              1.60%(9)
                                                    $1B - 2.99B      0.300%     Institutional Class  0.60%(9)
                                                    $3B - 4.99B      0.275%
                                                    >$5B             0.250%
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Diversified Bond Fund        185.1                           0.580%(4)  Institutional Class  0.70%(8)
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Diversified Equity Fund      1,442.7                         0.790%(4)  Class A              1.25%(5)
                                                                                Class B              2.00%(5)
                                                                                Class C              2.00%(5)
                                                                                Institutional Class  1.00%(5)
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Diversified Small Cap Fund   442.4                           0.840%(4)  Institutional Class  1.20%(5)
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Equity Income Fund           1,186.1        $0 - 499M        0.750%     Class A              1.10%(10)
                                                    $500M - 999M     0.700%     Class B              1.85%(10)
                                                    $1B - 2.99B      0.650%     Class C              1.85%(10)
                                                    $3B - 4.99B      0.625%     Institutional Class  0.85%(5)
                                                    >$5B             0.600%
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Government Money Market      9,357.8                         0.100%     Class A              0.65%(7)
     Fund                                                                       Service Class        0.50%(7)
                                                                                Administrative Class 0.35%(7)
                                                                                Institutional Class  0.20%(7)
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Growth Balanced Fund         1,955.1                         0.710%(4)  Class A              1.20%(5)
                                                                                Class B              1.95%(5)
                                                                                Class C              1.95%(5)
                                                                                Institutional Class  0.95%(5)
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Growth Equity Fund           556.6                           1.030%(4)  Class A              1.50%(5)
                                                                                Class B              2.25%(5)
                                                                                Class C              2.25%(5)
                                                                                Institutional Class  1.25%(5)
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Growth Fund                  172.9          $0 - 499M        0.750%     Class A              1.25%(10)
                                                    $500M - 999M     0.700%     Class B              2.00%(10)
                                                    $1B - 2.99B      0.650%     Institutional Class  1.00%(10)
                                                    $3B - 4.99B      0.625%
                                                    >$5B             0.600%
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF High Income Fund         300.5          $0 - 499M        0.550%     Class A              1.15%(8)
                                                    $500M - 999M     0.500%     Class B              1.90%(8)
                                                    $1B - 2.99B      0.450%     Class C              1.90%(8)
                                                    $3B - 4.99B      0.425%
                                                    >$5B             0.400%
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Income Fund                  334.5          $0 - 499M        0.450%     Class A              1.00%(8)
                                                    $500M - 999M     0.400%     Class B              1.75%(8)
                                                    $1B - 2.99B      0.350%     Institutional Class  0.75%(8)
                                                    $3B - 4.99B      0.325%
                                                    >$5B             0.300%
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Income Plus Fund             73.9           $0 - 499M        0.550%     Class A              1.00%(8)
                                                    $500M - 999M     0.500%     Class B              1.75%(8)
                                                    $1B - 2.99B      0.450%     Class C              1.75%(8)
                                                    $3B - 4.99B      0.425%
                                                    >$5B             0.400%
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Index Allocation Fund        82.4           $0 - 499M        0.650%     Class A              1.15%(10)
                                                    $500M - 999M     0.600%     Class B              1.90%(10)
                                                    $1B - 2.99B      0.550%     Class C              1.90%(10)
                                                    $3B - 4.99B      0.525%
                                                    >$5B             0.500%
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Inflation-Protected Bond     70.4           $0 - 499M        0.450%     Class A              0.85%(8)
     Fund                                           $500M - 999M     0.400%     Class B              1.60%(8)
                                                    $1B - 2.99B      0.350%     Class C              1.60%(8)
                                                    $3B - 4.99B      0.325%     Institutional Class  0.60%(8)
                                                    >$5B             0.300%
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Intermediate Government      650.0          $0 - 499M        0.450%     Class A              0.95%(8)
     Income Fund                                    $500M - 999M     0.400%     Class B              1.70%(8)
                                                    $1B - 2.99B      0.350%     Class C              1.70%(8)
                                                    $3B - 4.99B      0.325%     Institutional Class  0.70%(8)
                                                    >$5B             0.300%
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF International Equity Fund    350.7          $0 - 499M        0.950%     Class A              1.50%(5)
                                                    $500M - 999M     0.900%     Class B              2.25%(5)
                                                    $1B - 2.99B      0.850%     Class C              2.25%(5)
                                                    $3B - 4.99B      0.825%     Institutional Class  1.25%(5)
                                                    >$5B             0.800%
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Large Cap Appreciation Fund  24.5           $0 - 999M        0.700%     Class A              1.25%(5)
                                                    $1B - 2.99B      0.650%     Class B              2.00%(5)
                                                    $3B - 4.99B      0.625%     Class C              2.00%(5)
                                                    >$5B             0.600%     Institutional Class  1.00%(5)
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Large Cap Value Fund         3.1            $0 - 499M        0.750%     Class A              1.25%(5)
                                                    $500M - 999M     0.700%     Class B              2.00%(5)
                                                    $1B - 2.99B      0.650%     Class C              2.00%(5)
                                                    $3B - 4.99B      0.625%     Institutional Class  1.00%(5)
                                                    >$5B             0.600%
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Large Company Growth Fund    2,827.8        $0 - 499M        0.750%     Class A              1.20%(10)
                                                    $500M - 999M     0.700%     Class B              1.95%(5)
                                                    $1B - 2.99B      0.650%     Class C              1.95%(5)
                                                    $3B - 4.99B      0.625%     Institutional Class  0.95%(5)
                                                    >$5B             0.600%     Select Class         0.75%(5)
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Limited Term Government      197.2          $0 - 499M        0.450%     Class A              0.95%(8)
     Income Fund                                    $500M - 999M     0.400%     Class B              1.70%(8)
                                                    $1B - 2.99B      0.350%     Institutional Class  0.70%(8)
                                                    $3B - 4.99B      0.325%
                                                     >$5B            0.300%
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Liquidity Reserve Fund       1,779.4        $0 - 999M        0.300%     Investor Class       1.00%(7)
                                                    $1B - 4.99B      0.275%
                                                    >$5B 0.250%
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Minnesota Money Market Fund  94.6           $0 - 999M        0.300%     Class A              0.80%(7)
                                                    $1B - 4.99B      0.275%
                                                    >$5B             0.250%
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Minnesota Tax-Free Fund      195.9          $0 - 499M        0.400%     Class A              0.85%(9)
                                                    $500M - 999M     0.350%     Class B              1.60%(9)
                                                    $1B - 2.99B      0.300%     Institutional Class  0.60%(9)
                                                    $3B - 4.99B      0.275%
                                                     >$5B            0.250%
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Moderate Balanced Fund       553.6                           0.670%(4)  Class A              1.15%(5)
                                                                                Class B              1.90%(5)
                                                                                Class C              1.90%(5)
                                                                                Institutional Class  0.90%(5)
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Money Market Fund            6,983.1        $0 - 999M        0.300%     Class A              0.76%(7)
                                                    $1B - 4.99B      0.275%     Class B              1.51%(7)
                                                    >$5B             0.250%
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Money Market Trust           1,402.9                         0.000%                          0.20%(7)
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Montgomery Emerging          180.5          $0 - 499M        1.100%     Class A              1.90%(5)
     Markets Focus Fund                             $500M - 999M     1.050%     Class B              2.65%(5)
                                                    $1B - 2.99B      1.000%     Class C              2.65%(5)
                                                    $3B - 4.99B      0.975%     Institutional Class  1.60%(5)
                                                    >$5B             0.950%
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Montgomery Institutional     94.3           $0 - 499M        1.100%     Select Class         1.25%(5)
     Emerging Markets Fund                          $500M - 999M     1.050%
                                                    $1B - 2.99B      1.000%
                                                    $3B - 4.99B      0.975%
                                                     >$5B 0.950%
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Montgomery Mid Cap Growth    106.2          $0 - 499M        0.750%     Class A              1.45%(5),(12)
     Fund                                           $500M - 999M     0.700%     Class B              2.20%(5),(13)
                                                    $1B - 2.99B      0.650%     Class C              2.20%(5),(13)
                                                    $3B - 4.99B      0.625%
                                                    >$5B             0.600%
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Montgomery Short Duration    437.9          $0 - 499M        0.450%     Class A              0.85%(8)
     Government Bond Fund                           $500M - 999M     0.400%     Class B              1.60%(8)
                                                    $1B - 2.99B      0.350%     Class C              1.60%(8)
                                                    $3B - 4.99B      0.325%     Institutional Class  0.60%(8)
                                                    >$5B             0.300%
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Montgomery Small Cap Fund    82.2           $0 - 499M        0.900%     Class A              1.40%(10)
                                                    $500M - 999M     0.850%     Class B              2.15%(10)
                                                    $1B - 2.99B      0.800%     Class C              2.15%(10)
                                                    $3B - 4.99B      0.775%     Institutional Class  1.20%(5)
                                                    >$5B             0.750%
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Montgomery Total Return      316.4          $0 - 499M        0.450%     Class A              0.90%(8)
     Bond Fund                                      $500M - 999M     0.400%     Class B              1.65%(8)
                                                    $1B - 2.99B      0.350%     Class C              1.65%(8)
                                                    $3B - 4.99B      0.325%     Institutional Class  0.70%(8)
                                                    >$5B             0.300%     Select Class         0.42%(8)
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF National Limited Term        172.3          $0 - 499M        0.400%     Class A              0.85%(9)
     Tax-Free Fund                                  $500M - 999M     0.350%     Class B              1.60%(9)
                                                    $1B - 2.99B      0.300%     Class C              1.60%(9)
                                                    $3B - 4.99B      0.275%     Institutional Class  0.60%(9)
                                                    >$5B             0.250%
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF National Tax-Free Fund       329.4          $0 - 499M        0.400%     Class A              0.85%(9)
                                                    $500M - 999M     0.350%     Class B              1.60%(9)
                                                    $1B - 2.99B      0.300%     Class C              1.60%(9)
                                                    $3B - 4.99B      0.275%     Institutional Class  0.60%(9)
                                                    >$5B             0.250%
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF National Tax-Free Money      2,171.8                         0.100%     Class A              0.65%(7)
     Market Fund                                                                Service Class        0.45%(7)
                                                                                Institutional Class  0.20%(7)
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF National Tax-Free Money      352.2                           0.000%                          0.20%(7)
     Market Trust
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Nebraska Tax-Free Fund       46.3           $0 - 499M        0.400%     Institutional Class  0.83%
                                                    $500M - 999M     0.350%     (9),(14)
                                                    $1B - 2.99B      0.300%
                                                    $3B - 4.99B      0.275%
                                                     >$5B            0.250%
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Outlook 2010 Fund            195.1          $0 - 499M        0.650%     Class A              1.25%(6)
                                                    $500M - 999M     0.600%     Class B              2.00%(6)
                                                    $1B - 2.99B      0.550%     Class C              2.00%(6)
                                                    $3B - 4.99B      0.525%     Institutional Class  0.95%(6)
                                                    >$5B             0.500%     Select Class         0.75%(6)
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Outlook 2020 Fund            302.0          $0 - 499M        0.650%     Class A              1.25%(6)
                                                    $500M - 999M     0.600%     Class B              2.00%(6)
                                                    $1B - 2.99B      0.550%     Class C              2.00%(6)
                                                    $3B - 4.99B      0.525%     Institutional Class  0.95%(6)
                                                    >$5B             0.500%     Select Class         0.75%(6)
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Outlook 2030 Fund            190.8          $0 - 499M        0.650%     Class A              1.25%(6)
                                                    $500M - 999M     0.600%     Class B              2.00%(6)
                                                    $1B - 2.99B      0.550%     Class C              2.00%(6)
                                                    $3B - 4.99B      0.525%     Institutional Class  0.95%(6)
                                                    >$5B             0.500%     Select Class         0.75%(6)
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Outlook 2040 Fund            234.4          $0 - 499M        0.650%     Class A              1.25%(6)
                                                    $500M - 999M     0.600%     Class B              2.00%(6)
                                                    $1B - 2.99B      0.550%     Class C              2.00%(6)
                                                    $3B - 4.99B      0.525%     Institutional Class  0.95%(6)
                                                    >$5B             0.500%     Select Class         0.75%(6)
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Outlook Today Fund           88.6           $0 - 499M        0.650%     Class A              1.25%(6)
                                                    $500M - 999M     0.600%     Class B              2.00%(6)
                                                    $1B - 2.99B      0.550%     Class C              2.00%(6)
                                                    $3B - 4.99B      0.525%     Institutional Class  0.95%(6)
                                                    >$5B             0.500%     Select Class         0.75%(6)
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Overland Express Sweep Fund  4,540.0        $0 - 999M        0.300%                          1.08%(7)
                                                    $1B - 4.99B      0.275%
                                                    >$5B             0.250%
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Overseas Fund                0.0            $0 - 499M        0.950%     Class A              1.50%(5)
                                                    $500M - 999M     0.900%
                                                    $1B - 2.99B      0.850%
                                                    $3B - 4.99B      0.825%
                                                     >$5B            0.800%
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Prime Investment Money       1,699.3                         0.100%     Service Class        0.55%(7)
     Market Fund                                                                Institutional Class  0.20%(7)
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF SIFE Specialized Financial   512.8          $0 - 499M        0.950%     Class A              1.35%(10)
     Services Fund                                  $500M - 999M     0.900%     Class B              2.10%(5)
                                                    $1B - 2.99B      0.850%     Class C              2.10%(5)
                                                    $3B - 4.99B      0.825%
                                                    >$5B             0.800%
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Small Cap Growth Fund        164.1          $0 - 499M        0.900%     Class A              1.45%(10)
                                                    $500M - 999M     0.850%     Class B              2.20%(10)
                                                    $1B - 2.99B      0.800%     Class C              2.20%(10)
                                                    $3B - 4.99B      0.775%     Institutional Class  1.20%(10)
                                                    >$5B             0.750%
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Small Cap Opportunities      521.1          $0 - 499M        0.900%     Institutional Class  1.20%(5)
     Fund                                           $500M - 999M     0.850%
                                                    $1B - 2.99B      0.800%
                                                    $3B - 4.99B      0.775%
                                                    >$5B             0.750%
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Small Company Growth Fund    526.2          $0 - 499M        0.900%     Class A              1.45%(5)
                                                    $500M - 999M     0.850%     Class B              2.20%(5)
                                                    $1B - 2.99B      0.800%     Class C              2.20%(5)
                                                    $3B - 4.99B      0.775%     Institutional Class  1.20%(5)
                                                    >$5B             0.750%
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Small Cap Disciplined Fund     91.6         $0 - 499M        0.900%     Class A              1.45%(5)
                                                    $500M - 999M     0.850%     Class B              2.20%(5)
                                                    $1B - 2.99B      0.800%     Class C              2.20%(5)
                                                    $3B - 4.99B      0.775%     Institutional Class  1.20%(5)
                                                    >$5B             0.750%
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Specialized Health           34.9           $0 - 499M        0.950%     Class A              1.65%(5)
     Sciences Fund                                  $500M - 999M     0.900%     Class B              2.40%(5)
                                                    $1B - 2.99B      0.850%     Class C              2.40%(5)
                                                    $3B - 4.99B      0.825%
                                                    >$5B             0.800%
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Specialized Technology Fund  158.0          $0 - 499M        1.050%     Class A              1.75%(10)
                                                    $500M - 999M     1.000%     Class B              2.50%(5)
                                                    $1B - 2.99B      0.950%     Class C              2.50%(5)
                                                    $3B - 4.99B      0.925%
                                                     >$5B            0.900%
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Stable Income Fund           749.3          $0 - 499M        0.450%     Class A              0.90%(8)
                                                    $500M - 999M     0.400%     Class B              1.65%(8)
                                                    $1B - 2.99B      0.350%     Class C              1.65%(8)
                                                    $3B - 4.99B      0.325%     Institutional Class  0.65%(8)
                                                    >$5B             0.300%
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Strategic Growth             168.5                           0.740%(4)  Institutional Class  1.00%(5)
     Allocation Fund
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Strategic Income Fund        402.4                           0.640%(4)  Institutional Class  0.85%(5)
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Tactical Maturity Bond Fund  16.1           $0 - 499M        0.450%     Institutional Class  0.60%(8)
                                                    $500M - 999M     0.400%
                                                    $1B - 2.99B      0.350%
                                                    $3B - 4.99B      0.325%
                                                    >$5B             0.300%
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF Treasury Plus Money Market   4,999.1                         0.100%     Class A              0.65%(7)
     Fund                                                                       Service Class        0.50%(7)
                                                                                Institutional Class  0.20%(7)
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF WealthBuilder Growth &       93.0           $0 - 999M        0.350%                          1.50%(8)
     Income Portfolio                               $1B - 4.99B      0.325%
                                                    >$5B             0.300%
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF WealthBuilder Growth         271.2          $0 - 999M        0.350%                          1.50%(8)
     Balanced Portfolio                             $1B - 4.99B      0.325%
                                                    >$5B             0.300%
     ------------------------------- -------------- --------------------------- -----------------------------------
     WF WealthBuilder Growth         111.6          $0 - 999M        0.350%                          1.50%(8)
     Portfolio                                      $1B - 4.99B      0.325%
                                                    >$5B             0.300%
     ------------------------------- -------------- --------------------------- -----------------------------------

1 Only mutual funds that have commenced operations are listed. Accordingly, even though the Wells Fargo Funds that will acquire the Funds have similar investment objectives as the Funds, since they have not yet commenced operations, they are not listed in the table.

2    Total assets as of June 30, 2004.

3 The annual management fee is expressed as a percentage of the average daily net asset value of the fund. The left side of this column lists breakpoints in millions or billions of dollars.

4 Management Fees shown represent the management fees allocated from the various master portfolios in which the Fund invests as of 6/30/04.

5 Funds Management has contractually agreed to waive fees and/or reimburse expenses through at least 1/31/05 in order to maintain the shown Net Expense Ratio.

6 Funds Management has contractually agreed to waive fees and/or reimburse expenses through at least 6/30/05 in order to maintain the shown Net Expense Ratio.

7 Funds Management has contractually agreed to waive fees and/or reimburse expenses through at least 7/31/05 in order to maintain the shown Net Expense Ratio.

8 Funds Management has contractually agreed to waive fees and/or reimburse expenses through at least 9/30/05 in order to maintain the shown Net Expense Ratio.

9 Funds Management has contractually agreed to waive fees and/or reimburse expenses through at least 10/31/05 in order to maintain the shown Net Expense Ratio.

10 Funds Management has contractually agreed to waive fees and/or reimburse expenses through at least 1/31/06 in order to maintain the shown Net Expense Ratio.

11 Funds Management has contractually agreed to waive fees and/or reimburse expenses through at least 2/28/07 in order to maintain the shown Net Expense Ratio.

12 Effective 2/1/05, Funds Management has contractually agreed to waive fees and/or reimburse expenses through at least 1/31/06 in order to maintain a Net Expense Ratio of 1.40%

13 Effective 2/1/05, Funds Management has contractually agreed to waive fees and/or reimburse expenses through at least 1/31/06 in order to maintain a Net Expense Ratio of 2.15%

14 Effective 11/1/04, Funds Management has contractually agreed to waive fees and/or reimburse expenses through at least 10/31/05 in order to maintain a Net Expense Ratio of 0.75%

       The Wells Fargo Funds Board has adopted a dormant "multi-manager" structure for the new WF Acquiring Funds. Under this structure, a Fund and Funds Management would engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Wells Fargo Funds Board) for overseeing the sub-advisers and may, at times, recommend to the Wells Fargo Funds Board that the Fund: (i) change, add or terminate one or more sub-advisers; (ii) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (iii) materially change a sub-advisory agreement with a sub-adviser.


         Applicable law generally requires a Fund to obtain shareholder approval of most of these types of recommendations, even if the Wells Fargo Funds Board approves the proposed action. Under the dormant "multi-manager" structure approved by the Wells Fargo Funds Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Wells Fargo Funds Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law.


         Over the past year, there have been numerous inquiries and investigations throughout the mutual fund and brokerage industries regarding matters such as the trading of mutual fund shares and sales practices relating to mutual fund shares. Like many other mutual fund investment advisers, Funds Management has been included in various inquiries and investigations by the SEC staff in connection with mutual fund industry trading abuses and other matters. Funds Management has also responded to information requests from federal and state governmental authorities relating to investigations of unaffiliated third parties. Funds Management has been cooperating fully with the SEC and other authorities in connection with all inquiries and investigations, including producing documents and providing testimony in response to queries about the Wells Fargo Funds' own short-term trading policies and trading activity in the Wells Fargo Funds. Nothing has come to the attention of Funds Management in connection with these matters that Funds Management believes would be material to its ability to provide investment advisory services to the Funds.


APPROVAL OF THE INTERIM AGREEMENT BY THE BOARD


         In considering the Interim Agreement, the Board was provided materials relating to, and considered and evaluated, with respect to each Strong Fund, (i) the terms of the Interim Agreement, including the nature and scope of services to be provided by Funds Management; (ii) that the fees and expenses that would be paid by the Fund under the Interim Agreement would be the same as those paid to SCM under the current investment advisory agreement (except that the advisory fee paid by the Strong Dividend Income Fund will no longer be potentially reduced when no performance fee is earned by this Fund's sub-adviser); (iii) the management fee rates and payment arrangements, (iv) the historical investment performance of each Fund and Wells Fargo Funds with similar investment objectives, as compared to the performance of other funds currently available in the market not advised or managed by Funds Management, but having a similar investment focus and asset composition; (v) the ability of Funds Management to provide high quality investment advisory services to the Fund, in light of the experience and qualifications of Funds Management and its personnel and the terms of the Interim Agreement; (vi) that Wells Capital will employ a significant number of key SCM portfolio managers and other personnel as of the closing of the Transaction; (vii) information provided by Funds Management relating to the matters described in the preceding paragraph; and (viii) the terms of the Reorganization. The Board also took into account all considerations taken into account in determining to approve the Reorganization. On the basis of its review and analysis of the foregoing information, the Board found that the terms of the Interim Agreement were fair and reasonable and in the best interest of shareholders.


         THE BOARD UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE INTERIM AGREEMENT BETWEEN YOUR FUND AND FUNDS MANAGEMENT.


                                   PROPOSAL 3:
                   APPROVAL OF INTERIM SUB-ADVISORY AGREEMENTS


SUMMARY


         At the closing of the Transaction, the existing investment sub-advisory agreements between SCM and (1) W. H. Reaves & Co., Inc. ("Reaves"), on behalf of the Strong Dividend Income Fund ("Reaves Sub-advisory Agreement") and (2) Scarborough Investment Advisers, LLC ("Scarborough"), on behalf of the Strong Energy Fund ("Scarborough Sub-advisory Agreement"), will terminate. In August, 2004, the Board unanimously voted to approve for each Strong Fund, except the Strong Index 500 and the three Strong Life Stage Series interim investment sub-advisory agreements, a form of which is included in this Prospectus/Proxy Statement as Exhibit H, between Funds Management and three investment sub-advisers, as described below, which, if approved by shareholders, would be effective during the Interim Period.


         Under each Interim Sub-Advisory Agreement, the sub-adviser is responsible for investment decisions and supplies investment research and portfolio management services. Each sub-adviser is responsible for the purchase and sale of securities for the Funds, broker-dealer selection, and negotiation of brokerage commission rates. The Funds will bear all expenses incurred by each sub-adviser in connection with the provisions of services under each Interim Sub-Advisory Agreement. Each Interim Sub-Advisory Agreement shall become effective with respect to a Fund after it is approved in accordance with the requirements of the 1940 Act and executed by the Fund. Once approved, each Interim Sub-Advisory Agreement is required to be approved annually by either the Board or by vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act). In either case, each annual renewal must be approved by the vote of a majority of the Fund's Directors who are not parties to the Interim Sub-Advisory Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Interim Sub-Advisory Agreement is terminable, without penalty, on 60 days' written notice by the Board, by vote of a majority of the Fund's outstanding voting securities, or by the Adviser or Sub-Adviser, and will terminate automatically in the event of its assignment.


TERMS  OF  THE  TERMINATING  REAVES   SUB-ADVISORY   AGREEMENT  AND  SCARBOROUGH
SUB-ADVISORY AGREEMENT AND THE INTERIM SUB-ADVISORY AGREEMENTS


         Currently, SCM has entered into investment sub-advisory agreements only with respect to the Strong Dividend Income and Strong Energy Funds. Funds Management, however, will enter into investment sub-advisory agreements with new sub-advisers on behalf of each Strong Fund, except Strong Index 500 and the three Strong Life Stage Series, during the Interim Period.


         Under the terms of the Reaves Sub-advisory Agreement, Reaves furnishes investment advisory and portfolio management services to the Dividend Income Fund with respect to its investments. Reaves is responsible for decisions to buy and sell the Fund's investments and all other transactions related to investments and the negotiation of brokerage commissions, if any, except that SCM is responsible for managing the cash and cash equivalent investments maintained by the Fund in the ordinary course of its business. Purchases and sales of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. However, because Reaves is a member of the NYSE, Reaves generally effects purchases and sales of securities on the NYSE and is paid a commission for such services commensurate with the commissions charged by unaffiliated brokers in arm's length transactions. For the period January 1, 2003, to December 31, 2003, 87.881% ($359,536) of the
Strong Dividend Income Fund's aggregate brokerage commissions were paid to Reaves. Reaves bears all expenses incurred by it in connection with its services under the Reaves Sub-advisory Agreement. The Reaves Sub-advisory Agreement may be terminated at any time, without payment of any penalty, by vote of the Board or by a vote of a majority of the outstanding voting securities of the Fund on 60 days' written notice to Reaves. The Reaves Sub-advisory Agreement may also be terminated by SCM for breach upon 20 days' notice, immediately in the event that Reaves becomes unable to discharge its duties and obligations, and upon 60 days' notice for any reason. The Reaves Sub-advisory Agreement may be terminated by Reaves upon 180 days' notice for any reason. The Reaves Sub-advisory Agreement will terminate automatically in the event of its unauthorized assignment.


         The date of the Reaves Sub-advisory Agreement is December 8, 2001. The Reaves Sub-advisory Agreement was last submitted to shareholder vote on December 7, 2001. Under the Reaves Sub-advisory Agreement, SCM pays Reaves a fee, based on the Dividend Income Fund's average daily net asset value, computed and paid monthly, at an annual rate of (i) 0.585% of the first $200 million of the Fund's net assets, (ii) 0.36% on the next $100 million of assets between $200 million and $300 million; (iii) 0.27% on the next $300 million of assets between $300 million and $600 million; (iv) 0.225% on the next $200 million of assets between $600 million and $800 million; (v) 0.18% on the next $200 million of assets between $800 million and $1.0 billion; (vi) 0.16% on the next $500 million of assets between $1.0 billion and $1.5 billion; (vii) 0.135% on the next $500 million of assets between $1.5 billion and $2.0 billion; (viii) 0.115% on the next $500 million of assets between $2.0 billion and $2.5 billion; and (ix) 0.09% on assets over $2.5 billion. These fees are subject to adjustment upward or downward depending on the Fund's performance measured against a benchmark ("Benchmark"). The Benchmark will be 90% of the performance of the Russell 1000(R) Value Index. Specifically, Reaves will be paid a fee that is 11% higher (rounded to the nearest two decimal places) than the fees listed above if the Fund's performance during a rolling twelve month period, determined at the end of each month, is equal to or greater than the performance of the Benchmark. However, if the Fund's performance is less than the performance of the Benchmark for the same calculation period, then Reaves will be paid a fee that is 11% less (rounded to the nearest two decimal places) than the fees listed above. If Reaves meets this performance criteria, the Fund's advisory fee is not adjusted. If Reaves does not meet this performance criteria, the Fund's advisory fee is reduced by an amount equal to the difference between the fee Reaves would have been paid had the performance criteria been met, and the actual fee paid to Reaves. SCM and Reaves share, in proportion to the fees they receive under the Strong Advisory Agreement and Reaves Sub-advisory Agreement, respectively, in the amount of payments SCM is obligated to make to third party intermediaries who provide various administrative services for Fund shareholders who invest through them.


         The Reaves Sub-Advisory Agreement is only applicable to the Strong Dividend Income Fund. The terms of the proposed Interim Sub-Advisory Agreement for this Fund are substantially similar to those of the Reaves Sub-Advisory Agreement except with respect to the fee schedules, which are shown below, and with respect to the following provisions. The Reaves Sub-Advisory Agreement may be terminated: (i) by vote of a majority of the Board or by vote of a majority of the outstanding voting securities for this Fund upon 60 days' notice; (ii) by SCM for breach upon 20 days' notice, immediately in the event that Reaves becomes unable to discharge its duties and obligations, and upon 60 days' notice for any reason; and (iii) by Reaves upon 180 days' notice for any reason, whereas the Interim Sub-Advisory Agreement is terminable by any party upon 60 days' notice. In addition, unlike the Interim Sub-Advisory Agreement, under the Reaves Sub-Advisory Agreement, Reaves is prohibited from, except as specified in the Reaves Sub-Advisory Agreement or agreed to in writing by Reaves: (i) offering investment advice to any investment company other than the Strong Dividend Income Fund; and (ii) sponsoring, promoting or distributing any new investment product or service substantially similar to the Strong Dividend Income Fund. Under the Reaves Sub-Advisory Agreement, Reaves must immediately notify and disclose to SCM any arrangement to charge any of its similarly situated advisory clients on a more favorable compensation basis. The Interim Sub-Advisory Agreement does not contain such a notice provision.


         Under the terms of the Scarborough Sub-advisory Agreement, Scarborough furnishes investment advisory and portfolio management services to the Strong Energy Fund with respect to its investments. Scarborough is responsible for decisions to buy and sell the Fund's investments and all other transactions related to investment and the negotiation of brokerage commissions, if any, except that SCM is responsible for managing the cash and cash equivalent investments maintained by the Fund in the ordinary course of its business.
Scarborough bears all expenses incurred by it in connection with its services under the Scarborough Sub-advisory Agreement. The Scarborough Sub-advisory Agreement may be terminated at any time, without payment of any penalty, by vote of the Board or by a vote of a majority of the outstanding voting securities of the Fund on 60 days' written notice to Scarborough. The Scarborough Sub-advisory Agreement may also be terminated by SCM for breach upon 20 days' notice, immediately in the event that Scarborough becomes unable to discharge its duties and obligations, and upon 60 days' notice for any reason. The Scarborough Sub-advisory Agreement may be terminated by Scarborough upon 180 days' notice for any reason. The Scarborough Sub-advisory Agreement will terminate automatically in the event of its unauthorized assignment.


         The date of the Scarborough Sub-advisory Agreement is September 29, 1997. The Scarborough Sub-advisory Agreement was last submitted to shareholder vote on September 30, 1997. Under the Scarborough Sub-advisory Agreement, SCM pays Scarborough a fee, based on the Strong Energy Fund's average daily net asset value, computed and paid monthly, at an annual rate of (i) 0.50% of the Fund's average daily net asset value on the first $250 million of the Fund's net assets, (ii) 0.40% of the Fund's average daily net asset value on the Fund's net assets over $250 million and up to $1.25 billion, and (iii) 0.35% of the Fund's average daily net asset value on the Fund's net assets over $1.25 billion. SCM may waive all or any portion of its advisory fee. In the event of a full waiver, the sub-advisory fee is zero. In the event of a partial waiver, the sub-advisory fee is reduced pro rata.


         The Scarborough Sub-Advisory Agreement is only applicable to the Strong Energy Fund. The terms of the proposed Interim Sub-Advisory Agreement for this Fund are substantially similar to those of the Scarborough Sub-Advisory Agreement except with respect to the fee schedules, which are shown below, and with respect to the following provisions. The Scarborough Sub-Advisory Agreement may be terminated: (i) by vote of a majority of the Board or by vote of a majority of the outstanding voting securities for this Fund upon 60 days' notice; (ii) by SCM for breach upon 20 days' notice, immediately in the event that Scarborough becomes unable to discharge its duties and obligations, and upon 60 days' notice for any reason; and (iii) by Scarborough upon 180 days' notice for any reason, whereas the Interim Sub-Advisory Agreement is terminable by any party upon 60 days' notice. In addition, unlike the Interim Sub-Advisory Agreement, under the Scarborough Sub-Advisory Agreement, Scarborough is prohibited from, except as specified in the Scarborough Sub-Advisory Agreement or agreed to in writing by Scarborough: (i) offering investment advice to any investment company other than the Strong Energy Fund; and (ii) sponsoring, promoting or distributing any new investment product or service substantially similar to the Strong Energy Fund. Under the Scarborough Sub-Advisory Agreement, Scarborough must immediately notify and disclose to SCM any arrangement to charge any of its similarly situated advisory clients on a more favorable compensation basis. The Interim Sub-Advisory Agreement does not contain such a notice provision.


         The  Board  last  approved  the  Reaves   Sub-advisory   Agreement  and
Scarborough Sub-advisory Agreement on April 30, 2004.


         SCM paid the following sub-advisory fees to Reaves or Scarborough during the last fiscal year:

---------------------------------------------------- ---------------
CORPORATION/STRONG FUND                              SUB-ADVISORY
---------------------------------------------------- ---------------

Strong Conservative Equity Funds, Inc.
--------------------------------------------------------------------
     Strong Dividend Income Fund                         829,330
---------------------------------------------------- ---------------
     Strong Energy Fund                                   63,464
---------------------------------------------------- ---------------
                     Aggregate Total for all Funds:     $892,794
---------------------------------------------------- ---------------

PROPOSAL 3A: APPROVAL OF AN INVESTMENT SUB-ADVISORY AGREEMENT WITH WELLS CAPITAL MANAGEMENT INCORPORATED

         The interim investment sub-advisory agreement between Funds Management and Wells Capital ("Interim Wells Capital Sub-advisory Agreement") would apply to each Strong Fund that currently has a Strong Advisory Agreement, except the Strong Growth and Income, Strong Large Cap Core, and Strong Overseas Funds.


         Wells Capital is located at 525 Market Street, 10th Floor, San Francisco, CA 94105. The owners and principal executive officers of Wells Capital are listed below. Unless otherwise indicated, the address for each is 525 Market Street, 10th Floor, San Francisco, CA 94105. No officers or Directors of the Strong Funds are officers, directors, employees, shareholders, or general partners of Wells Capital. No officers or Directors of the Strong Funds have any material interest in Wells Capital, or in any material transaction in which Wells Capital or an affiliate is a party.


OFFICER-NAME                   POSITION AT WELLS CAPITAL                   PRINCIPAL OCCUPATION
-------------                  -------------------------                   --------------------
Robert W. Bissell              Director and President                      Same as position at Wells Capital
Kirk Hartman                   Executive Vice President,                   Same as position at Wells Capital
                               (Chief Investment Officer)
William L. Timoney             Executive Vice President,                   Same as position at Wells Capital
                               (Client Services)
Amru A. Khan                   Executive Vice President,                   Same as position at Wells Capital
                               (Sales and Marketing)
David O'Keefe                  Chief Financial Officer                     Same as position at Wells Capital
Thomas M. O'Malley             Executive Vice President,                   Same as position at Wells Capital
                               (Short Duration/Liquidity Management)
James W. Paulsen               Executive Vice President,                   Same as position at Wells Capital
                               (Chief Investment Strategist)
Monica W. Poon                 Chief Compliance Officer                    Same as position at Wells Capital
William C. Stevens             Senior Vice President                       Same as position at Wells Capital
                               (Chief Fixed Income Officer)

OWNERS-NAME, RELATIONSHIP TO WELLS CAPITAL AND ADDRESS

Wells Fargo Bank, N.A.
Direct Parent Company
Controlling Owner
420 Montgomery Street
San Francisco, CA 94163

Wells Fargo & Company
Ultimate Parent Company
Controlling Owner
420 Montgomery Street
San Francisco, CA 94163


         Under the Interim Wells Capital Sub-advisory Agreement, Funds Management, out of the fees it would receive as investment adviser, not the Strong Funds, would pay Wells Capital a fee based on the following fee schedule:


         FUND                                                   FUND ASSETS           FEE

----------------------------------------------------------------------------------------------
Strong Balanced Fund                                             $0-1,000 million       0.25%
                                                              Over $1,000 million       0.20%
----------------------------------------------------------------------------------------------

Strong Florida Municipal Money Market Fund                       $0-1,000 million       0.05%
Strong Heritage Money Fund                                    Over $1,000 million       0.04%
Strong Money Market Fund
Strong Municipal Money Market Fund
Strong Tax-Free Money Fund
----------------------------------------------------------------------------------------------

Strong Asia Pacific Fund                                           $0-200 million       0.45%
                                                                Over $200 million       0.35%
----------------------------------------------------------------------------------------------

Strong Discovery Fund                                              $0-200 million       0.35%
Strong Enterprise Fund                                          Over $200 million       0.30%
Strong Mid Cap Disciplined Fund
Strong Opportunity Fund
Strong Small Company Value Fund
Strong Small/Mid Cap Value Fund
----------------------------------------------------------------------------------------------

Strong Dividend Income Fund                                        $0-200 million       0.35%
Strong Dow 30 Value Fund                                        Next $200 million       0.30%
Strong Endeavor Fund                                            Over $400 million       0.25%
Strong Energy Fund
Strong Growth 20 Fund
Strong Growth Fund
Strong Large Cap Growth Fund
Strong Large Company Growth Fund
----------------------------------------------------------------------------------------------

Strong Corporate Bond Fund                                         $0-400 million       0.20%
Strong Government Securities Fund                               Next $400 million      0.175%
Strong High-Yield Bond Fund                                     Over $800 million       0.15%
Strong Intermediate Municipal Bond Fund
Strong Minnesota Tax-Free Fund
Strong Short-Term Bond Fund
Strong Short-Term High Yield Bond Fund
Strong Short-Term High Yield Municipal Fund
Strong Short-Term Income Fund
Strong Short-Term Municipal Bond Fund
Strong Ultra Short-Term Income Fund
Strong Ultra Short-Term Municipal Income Fund
Strong Wisconsin Tax-Free Fund
----------------------------------------------------------------------------------------------


         Wells Capital serves as the sub-adviser to certain funds in the Wells Fargo Funds family that have similar investment objectives as the Strong Funds that would be covered by the Interim Wells Capital Sub-advisory Agreement. The chart below lists certain required information about such funds. In addition to the funds listed below, Wells Capital also serves as the adviser to certain Wells Fargo Variable Trust funds and Wells Fargo Master Trust portfolios that have similar investment objectives and styles as certain Strong Funds.

------------------------------------------ --------------- -------------------------------- --------------------------
             NAME OF FUND(1)               ASSET SIZE(2)               ANNUAL                WAIVERS/REIMBURSEMENTS
                                           (IN MILLIONS)           MANAGEMENT FEE(3)
------------------------------------------ --------------- -------------------------------- --------------------------
WF 100% Treasury Money Market Fund             3,371.9     $0-1B                  0.05%               0.00%
                                                           >$1B                   0.04%
------------------------------------------ --------------- -------------------------------- --------------------------
WF Asset Allocation Fund                       1,161.5     $0 - 1B                0.15%               0.00%
                                                           >$1B                   0.10%
------------------------------------------ --------------- -------------------------------- --------------------------
WF California Limited Term Tax-Free Fund          90.2     $0-400M                0.15%               0.00%
                                                           $400M-$800M            0.125%
                                                           >$800M                 0.10%
------------------------------------------ --------------- -------------------------------- --------------------------
WF California Tax-Free Fund                      520.6     $0-400M                0.15%               0.00%
                                                           $400M-$800M            0.125%
                                                           >$800M                 0.10%
------------------------------------------ --------------- -------------------------------- --------------------------
WF California Tax-Free Money Market Fund       2,537.5     $0-1B                  0.05%               0.00%
                                                           >$1B                   0.04%
------------------------------------------ --------------- -------------------------------- --------------------------
WF California Tax-Free Money Market Trust        477.2                            0.00%               0.00%
------------------------------------------ --------------- -------------------------------- --------------------------
WF Cash Investment Money Market Fund          13,811.9     $0-1B                  0.05%               0.00%
                                                           >$1B                   0.04%
------------------------------------------ --------------- -------------------------------- --------------------------
WF Colorado Tax-Free Fund                        103.0     $0-400M                0.15%               0.00%
                                                           $400M-$800M            0.125%
                                                           >$800M                 0.10%
------------------------------------------ --------------- -------------------------------- --------------------------
WF Equity Income Fund                          1,186.1     $0-200M                0.25%               0.00%
                                                           $200M-400M             0.20%
                                                           >$400M                 0.15%
------------------------------------------ --------------- -------------------------------- --------------------------
WF Government Money Market Fund                9,357.8     $0-1B                  0.05%               0.00%
                                                           >$1B                   0.04%
------------------------------------------ --------------- -------------------------------- --------------------------
WF Growth Fund                                   172.9     $0-200M                0.25%               0.00%
                                                           $200M-400M             0.20%
                                                           >$400M                 0.15%
------------------------------------------ --------------- -------------------------------- --------------------------
WF Growth Balanced Fund                        1,955.1                            0.05%               0.00%
------------------------------------------ --------------- -------------------------------- --------------------------
WF Income Fund                                   334.5     $0-400M                0.15%               0.00%
                                                           $400M-$800M            0.125%
                                                           >$800M                 0.10%
------------------------------------------ --------------- -------------------------------- --------------------------
WF Income Plus Fund                               73.9     0-400M                 0.20%               0.00%
                                                           400-800M               0.175%
                                                           >$800M                 0.15%
------------------------------------------ --------------- -------------------------------- --------------------------
WF Index Allocation Fund                          82.4     $0 - 1B                0.15%               0.00%
                                                           >$1B                   0.10%
------------------------------------------ --------------- -------------------------------- --------------------------
WF Inflation-Protected Bond Fund                  70.4     $0-400M                0.15%               0.00%
                                                           $400M-$800M            0.125%
                                                           >$800M                 0.10%
------------------------------------------ --------------- -------------------------------- --------------------------
WF Intermediate Government Income Fund           650.0     $0-400M                0.15%               0.00%
                                                           $400M-$800M            0.125%
                                                           >$800M                 0.10%
------------------------------------------ --------------- -------------------------------- --------------------------
WF International Equity Fund                     350.7     $0-200M                0.35%               0.00%
                                                           >$200M                 0.25%
------------------------------------------ --------------- -------------------------------- --------------------------
WF Limited Term Government Income Fund           197.2     $0-400M                0.15%               0.00%
                                                           $400M-$800M            0.125%
                                                           >$800M                 0.10%
------------------------------------------ --------------- -------------------------------- --------------------------
WF Liquidity Reserve Fund                      1,779.4     $0-1B                  0.05%               0.00%
                                                           >$1B                   0.04%
------------------------------------------ --------------- -------------------------------- --------------------------
WF Minnesota Money Market Fund                    94.6     $0-1B                  0.05%               0.00%
                                                           >$1B                   0.04%
------------------------------------------ --------------- -------------------------------- --------------------------
WF Minnesota Tax-Free Fund                       195.9     $0-400M                0.15%               0.00%
                                                           $400M-$800M            0.125%
                                                           >$800M                 0.10%
------------------------------------------ --------------- -------------------------------- --------------------------
WF Moderate Balanced Fund                        553.6                            0.05%               0.00%
------------------------------------------ --------------- -------------------------------- --------------------------
WF Money Market Fund                           6,983.1     $0-1B                  0.05%               0.00%
                                                           >$1B                   0.04%
------------------------------------------ --------------- -------------------------------- --------------------------
WF Money Market Trust                          1,402.9                            0.00%               0.00%
------------------------------------------ --------------- -------------------------------- --------------------------
WF Montgomery Emerging Markets Focus Fund        180.5     $0-200M                0.35%               0.00%
                                                           >$200M                 0.25%
------------------------------------------ --------------- -------------------------------- --------------------------
WF Montgomery Institutional Emerging              94.3     $0-200M                0.35%               0.00%
Markets Fund                                               >$200M                 0.25%
------------------------------------------ --------------- -------------------------------- --------------------------
WF Montgomery Mid Cap Growth Fund                106.2     $0-200M                0.25%               0.00%
                                                           >$200M                 0.20%
------------------------------------------ --------------- -------------------------------- --------------------------
WF Montgomery Short Duration Government          437.9     $0-400M                0.15%               0.00%
Bond Fund                                                  $400M-$800M            0.125%
                                                           >$800M                 0.10%
------------------------------------------ --------------- -------------------------------- --------------------------
WF Montgomery Small Cap Fund                      82.2     $0-200M                0.25%               0.00%
                                                           >$200M                 0.20%
------------------------------------------ --------------- -------------------------------- --------------------------
WF Montgomery Total Return Bond Fund             316.4     $0-400M                0.15%               0.00%
                                                           $400M-$800M            0.125%
                                                           >$800M                 0.10%
------------------------------------------ --------------- -------------------------------- --------------------------
WF National Limited Term Tax-Free Fund           172.3     $0-400M                0.15%               0.00%
                                                           $400M-$800M            0.125%
                                                           >$800M                 0.10%
------------------------------------------ --------------- -------------------------------- --------------------------
WF National Tax-Free Fund                        329.4     $0-400M                0.15%               0.00%
                                                           $400M-$800M            0.125%
                                                           >$800M                 0.10%
------------------------------------------ --------------- -------------------------------- --------------------------
WF National Tax-Free Money Market Fund         2,171.8     $0-1B                  0.05%               0.00%
                                                           >$1B                   0.04%
------------------------------------------ --------------- -------------------------------- --------------------------
WF National Tax-Free Money Market Trust          352.2                            0.00%               0.00%
------------------------------------------ --------------- -------------------------------- --------------------------
WF Nebraska Tax-Free Fund                         46.3     $0-400M                0.15%               0.00%
                                                           $400M-$800M            0.125%
                                                           >$800M                 0.10%
------------------------------------------ --------------- -------------------------------- --------------------------
WF Overland Express Sweep Fund                 4,540.0     $0-1B                  0.05%               0.00%
                                                           >$1B                   0.04%
------------------------------------------ --------------- -------------------------------- --------------------------
WF Prime Investment Money Market Fund          1,699.3     $0-1B                  0.05%               0.00%
                                                           >$1B                   0.04%
------------------------------------------ --------------- -------------------------------- --------------------------
WF SIFE Specialized Financial Services           512.8     0-200M                 0.25%               0.00%
Fund                                                       200-400M               0.20%
                                                           >$400M                 0.15%
------------------------------------------ --------------- -------------------------------- --------------------------
WF Small Cap Growth Fund                         164.1     $0-200M                0.25%               0.00%
                                                           >$200M                 0.20%
------------------------------------------ --------------- -------------------------------- --------------------------
WF Strategic Growth Allocation Fund              168.5                            0.05%               0.00%
------------------------------------------ --------------- -------------------------------- --------------------------
WF Strategic Income Fund                         402.4                            0.05%               0.00%
------------------------------------------ --------------- -------------------------------- --------------------------
WF Treasury Plus Money Market Fund             4,999.1     $0-1B                  0.05%               0.00%
                                                           >$1B                   0.04%
------------------------------------------ --------------- -------------------------------- --------------------------

1  Total assets as of June 30, 2004.
2 The annual management fee is expressed as a percentage of the average daily net asset value of the fund. The left side of this column lists breakpoints in millions of dollars.

APPROVAL OF THE INTERIM WELLS CAPITAL SUB-ADVISORY AGREEMENT BY THE BOARD


         In considering the Interim Wells Capital Sub-advisory Agreement, the Board was provided materials relating to, and considered and evaluated, with respect to the Fund, (i) the terms of the Interim Wells Capital Sub-advisory
Agreement; (ii) that the fees under the Interim Wells Capital Sub-advisory Agreement would be paid by Funds Management; and (iii) that Wells Capital is expected to employ a significant number of key SCM portfolio managers and other personnel as of the closing of the Transaction; and (iv) the terms of the Reorganization. On the basis of its review and analysis of the foregoing, among other things, the Board found that the terms of the Interim Wells Capital Sub-advisory Agreement were fair and reasonable and in the best interest of shareholders. The Board approved certain compliance policies and procedures of Wells Capital on September __, 2004.


     THE BOARD UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE INTERIM WELLS CAPITAL SUB-ADVISORY AGREEMENT WITH FUNDS MANAGEMENT.


PROPOSAL 3B: APPROVAL OF AN INVESTMENT SUB-ADVISORY AGREEMENT WITH MATRIX ASSET ADVISORS, INC. ("MATRIX")


         The interim investment sub-advisory agreement between Funds Management and Matrix ("Interim Matrix Sub-advisory Agreement") would apply to the Strong Growth and Income and Strong Large Cap Core Funds.


         Matrix is located at 747 Third Avenue, 31st Floor, New York, NY 10017. The owners and principal executive officers of Matrix are listed below. Unless otherwise indicated, the address for each is 747 Third Avenue, 31st Floor, New York, NY 10017. Currently, no officers or Directors of the Strong Funds are officers, directors, employees, shareholders or general partners of Matrix. No officers or Directors of the Strong Funds have any material interest in Matrix, or in any material transaction in which Matrix or an affiliate is a party.

OFFICER-NAME                  POSITION AT MATRIX                            PRINCIPAL OCCUPATION(S)

David A. Katz                 President, Chief Investment Officer and       Same as position at Matrix
                              Chief Compliance Officer
Douglas S. Altabef            Senior Managing Director                      Same as position at Matrix
Lon F. Birnholz               Managing Director and Chief Financial         Same as position at Matrix
                              Officer
Steven Roukis                 Senior Vice President                         Same as position at Matrix

OWNERS-NAME, RELATIONSHIP TO MATRIX AND ADDRESS



         Under the Interim Matrix Sub-advisory Agreement, Funds Management, out of the fees it would receive as investment adviser, not the Strong Fund, would pay Matrix a sub-advisory fee based on the following fee schedule:

---------------------------------------- --------------
FUND ASSETS                              FEE
---------------------------------------- --------------
$0-50 million                            0.20%
---------------------------------------- --------------
>$50 million                             0.16%
---------------------------------------- --------------

         Matrix serves as the adviser to the Matrix Advisors Value Fund ("Matrix Fund"), which [may] have similar investment objectives as the Strong Growth and Income and Strong Large Cap Core Funds. The chart below lists certain required information about the Matrix Fund. Matrix contractually agreed to reduce the fees and/or net expenses of the Matrix Fund for an indefinite period to ensure that total annual fund operating expenses will not exceed 1.10%. For the fiscal year ending June 30, 2004, Matrix voluntarily reimbursed the Matrix Advisors Value Fund for expenses in excess of 0.99%.

------------------------------------ ----------------------- ----------------
FUND                                       ASSET SIZE        ADVISORY FEE
                                        (IN MILLIONS)(1)
------------------------------------ ----------------------- ----------------

Matrix Advisors Value Fund           315.9                   1.00%
------------------------------------ ----------------------- ----------------

                  1TOTAL ASSETS AS OF JUNE 30, 2004.

APPROVAL OF THE INTERIM MATRIX SUB-ADVISORY AGREEMENT BY THE BOARD


         In considering the Interim Matrix Sub-advisory Agreement, the Board was provided materials relating to, and considered and evaluated, with respect to the Fund, (i) the terms of the Interim Matrix Sub-advisory Agreement; (ii) that the fees under the Interim Matrix Sub-advisory Agreement would be paid by Funds Management; and (iii) the terms of the Reorganization. The Board had within the past year, received information regarding Matrix and met with representatives of Matrix. Matrix provided updated information to the Board. On the basis of its review and analysis of the foregoing, among other things, the Board found that the terms of the Interim Matrix Sub-advisory Agreement were fair and reasonable and in the best interest of shareholders. The Board approved certain compliance policies and procedures of Matrix on September __, 2004.


         THE BOARD UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS OF THE STRONG GROWTH AND INCOME STRONG LARGE CAP CORE FUNDS VOTE IN FAVOR OF THE INTERIM MATRIX SUB-ADVISORY AGREEMENT WITH MATRIX.


PROPOSAL 3C: APPROVAL OF AN INVESTMENT SUB-ADVISORY AGREEMENT WITH NEW STAR INSTITUTIONAL MANAGERS LIMITED ("NEW STAR")


         The interim investment sub-advisory agreement between Funds Management and New Star ("Interim New Star Sub-advisory Agreement") would apply to the Strong Overseas Fund.


         New Star is located at 1 Knightsbridge Green, London, SW1X 7NE. The owners and principal executive officers of New Star are listed below. Unless otherwise indicated, the address for each is 1 Knightsbridge Green, London, SW1X 7NE. Currently, no officers or Directors of the Strong Funds are officers, directors, employees, shareholders or general partners of New Star. No officers or Directors of the Strong Funds have any material interest in New Star, or in any material transaction in which New Star or an affiliate is a party.



OFFICER-NAME            POSITION AT NEW STAR                              PRINCIPAL OCCUPATION(S)
Deborah J. Weekes       Director and Head of Finance                      Same as position at New Star
Rupert Ruvigny          Director and Chief Operating Officer              Same as position at New Star
Howard Covington        Director and Chief Executive Officer              Same as position at New Star
Christie B. Sanders     Director and Fixed Income Fund Manager            Same as position at New Star
Mark S. Beale           Director and Co-Head Institutional                Same as position at New Star
Richard D. Lewis        Director and Co-Head Institutional                Same as position at New Star
Keith C. Brown          Director and Head of Business Development         Same as position at New Star
Anna E. Kirk            Director and Head of Fund Administration          Same as position at New Star
John L. Duffield        Chairman                                          Same as position at New Star

OWNER NAME, RELATIONSHIP TO NEW STAR AND ADDRESS

New Star Institutional Managers Limited
Direct Parent Company
Controlling Owner
1 Knightsbridge Green
London, SW1X 7NE

New Star Asset Management Group Limited
Ultimate Parent Company
Controlling Owner
1 Knightsbridge Green
London, SW1X 7NE


         Under the Interim New Star Sub-advisory Agreement, Funds Management, out of the fees it would receive as investment adviser, not the Strong Fund, would pay New Star a sub-advisory fee based on the following fee schedule:

------------------------------------ --------------
FUND ASSETS                               FEE
------------------------------------ --------------
$0-50 million                            0.35%
------------------------------------ --------------
Next $500 million                        0.29%
------------------------------------ --------------
> $550 million                           0.20%
------------------------------------ --------------


         New Star serves as the sub-adviser to a fund that has a similar investment objective and style as the Strong Overseas Fund. The chart below lists certain required information about such fund.

---------------------------------------------------------------------------------------------------------------------
            NAME OF FUND               ASSET SIZE(1)          ANNUAL SUB-ADVISORY FEE(2)              WAIVERS/
                                       (IN MILLIONS)                                               REIMBURSEMENTS
---------------------------------------------------------------------------------------------------------------------
                                                           0-100MM      0.33%
Frontegra New Star International           $12.0           >100M        50% of net sub-advisory         0.00%
Equity Fund                                                             fee
---------------------------------------------------------------------------------------------------------------------

1  Total assets as of June 30, 2004.
2 The annual management fee is expressed as a percentage of the average daily net asset value of the fund.

APPROVAL OF THE INTERIM NEW STAR SUB-ADVISORY AGREEMENT BY THE BOARD


         In considering the Interim New Star Sub-advisory Agreement, the Board was provided materials relating to, and considered and evaluated, with respect to the Fund, (i) the terms of the Interim New Star Sub-advisory Agreement; (ii) that the fees under the Interim New Star Sub-advisory Agreement would be paid by Funds Management; and (iii) the terms of the Reorganization. On the basis of its review and analysis of the foregoing, the Board found that the terms of the Interim New Star Sub-advisory Agreement were fair and reasonable and in the best interest of shareholders. The Board approved certain compliance policies and procedures of New Star on September __, 2004.


         THE BOARD UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS OF THE STRONG OVERSEAS FUND VOTE IN FAVOR OF THE INTERIM NEW STAR SUB-ADVISORY AGREEMENT WITH NEW STAR.


                              INFORMATION ON VOTING


         This Prospectus/Proxy Statement is being provided in connection with the solicitation of proxies by the Board of the Strong Funds to solicit your vote for several proposals at a special meeting of shareholders of the Strong Funds ("Meeting"). The Meeting will be held at 100 Heritage Reserve, Menomonee Falls, Wisconsin 53051 on December 10, 2004 at 9:00 a.m. (Central Time).


         You may vote in one of three ways:

o complete and sign the enclosed proxy ballot and mail it to us in the enclosed prepaid return envelope (if mailed in the United States);

o    vote on the Internet at the website address listed on your proxy ballot; or

o    call the toll-free number printed on your proxy ballot.


         PLEASE NOTE, TO VOTE VIA THE INTERNET OR TELEPHONE, YOU WILL NEED THE "CONTROL NUMBER" THAT APPEARS ON YOUR PROXY BALLOT.


         You may revoke a proxy once it is given. If you desire to revoke a proxy, you must submit a subsequent proxy or a written notice of revocation to the appropriate Strong Fund. You may also give written notice of revocation in person at the Meeting. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, FOR each proposal.


         Only shareholders of record on October 1, 2004, are entitled to receive notice of and to vote at the Meeting or at any adjournment thereof. Each whole share held as of the close of business on October 1, 2004, is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. For each Strong Fund, a majority of the shares of the Fund entitled to vote at the Meeting, present in person or by proxy, constitutes a quorum for the conduct of all business.


         When a quorum is present, approval of each proposal is required as follows:

----------------------------------------------------- ----------------------------------------------------------------
                      PROPOSAL                                              VOTING REQUIREMENT
----------------------------------------------------- ----------------------------------------------------------------
1.  Approval of an Agreement and Plan of              The affirmative vote of a majority of the shares entitled to
      Reorganization                                  vote.
----------------------------------------------------- ----------------------------------------------------------------

2. Approval of an Interim Advisory Agreement          The affirmative vote of the lesser of (1) 67% or more of the shares of a
                                                      Strong Fund present or represented  by proxy at the Meeting,  if holders of more than 50% of the Strong Fund's outstanding shares are present or represented by proxy, or (2) more than 50% of the Strong Fund's outstanding shares.

----------------------------------------------------- ----------------------------------------------------------------
3. Approval   of  an  Interim Sub-advisory Agreement The affirmative  vote of the lesser of (1) 67% or more of the shares of a
                                                     Strong Fund present or represented by proxy at the Meeting, if holders of more than 50% of the Strong Fund's  outstanding shares are present or represented by proxy, or (2) more than 50% of the Strong Fund's outstanding shares.

----------------------------------------------------- ----------------------------------------------------------------


         The Meeting may be adjourned at any time, including after action on one or more matters, by a majority of the votes properly voting on the question of adjourning the Meeting to another date and time, whether or not a quorum is present, and the meeting may be held as adjourned within a reasonable time after the date set for the original meeting if the new date, time, or place is announced at the meeting before adjournment. The persons named as proxies will vote those shares that they are entitled to vote in favor of adjournment if adjournment is necessary to obtain a quorum or to obtain a favorable vote on any proposal. If the adjournment requires setting a new record date or the adjournment is for more than 120 days from the date set for the original meeting (in which case the Board will set a new record date), the Strong Funds will give notice of the adjourned meeting to the shareholders. Business may be conducted once a quorum is present and may continue until adjournment of the Meeting.


         All proxies voted, including abstentions, will be counted towards establishing a quorum. Approval of each proposal will occur only if a sufficient number of votes at the Meeting are cast for that proposal. Abstentions are not considered "votes cast" and, therefore, will have the effect of a vote against a proposal. Abstentions effectively result in a vote "against" and are disregarded in determining whether a proposal has received enough votes. Broker non-votes are not expected to be generated by these proposals and, therefore, will have no affect on quorum or the voting requirement.


         The Board knows of no matters other than those described in this Prospectus/Proxy Statement that will be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the Board's intention that proxies will be voted on such matters based on the judgment of the person named in the enclosed form of proxy.


         In addition to the solicitation of proxies by mail or expedited delivery service, certain officers and employees of SCM or an affiliate, who will not be paid for their services, the Fund or a solicitor may solicit proxies by telephone, facsimile, oral, Internet, or e-mail communication. SCM and Funds Management have engaged the proxy solicitation firm of D.F. King, Inc. who will be paid approximately $______, plus out-of-pocket expenses, for their services. SCM and Funds Management will share the expenses incident to the solicitation of proxies in connection with the Meeting, which expenses include the fees and expenses of tabulating the results of the proxy solicitation and the fees and expenses of D.F. King, Inc. SCM and Funds Management also will reimburse upon request persons holding shares as nominees for their reasonable expenses in sending soliciting material to their principals. The Strong Funds and the Acquiring Funds will not pay any of the costs associated with the preparation of this proxy statement or the solicitation of proxies.


                               OUTSTANDING SHARES


         As of October 1, 2004, each Strong Fund and Acquiring Fund had the following numbers of shares outstanding:

                            Strong Asia Pacific Fund
                              Strong Balanced Fund
                           Strong Corporate Bond Fund
                             Strong Discovery Fund
                           Strong Dividend Income Fund
                            Strong Dow 30 Value Fund
                              Strong Endeavor Fund
                               Strong Energy Fund
                             Strong Enterprise Fund
                   Strong Florida Municipal Money Market Fund
                        Strong Government Securities Fund
                             Strong Growth 20 Fund
                          Strong Growth and Income Fund
                               Strong Growth Fund
                           Strong Heritage Money Fund
                          Strong High-Yield Bond Fund
                             Strong Index 500 Fund
                    Strong Intermediate Municipal Bond Fund
                           Strong Large Cap Core Fund
                          Strong Large Cap Growth Fund
                        Strong Large Company Growth Fund
                 Strong Life Stage Series - Aggressive Portfolio
                Strong Life Stage Series - Conservative Portfolio
                 Strong Life Stage Series - Moderate Portfolio
                         Strong Mid Cap Disciplined Fund
                         Strong Minnesota Tax-Free Fund
                            Strong Money Market Fund
                       Strong Municipal Money Market Fund
                             Strong Opportunity Fund
                              Strong Overseas Fund
                           Strong Short-Term Bond Fund
                     Strong Short-Term High Yield Bond Fund
                  Strong Short-Term High Yield Municipal Fund
                         Strong Short-Term Income Fund
                      Strong Short-Term Municipal Bond Fund
                        Strong Small Company Value Fund
                        Strong Small/Mid Cap Value Fund
                           Strong Tax-Free Money Fund
                      Strong Ultra Short-Term Income Fund
                 Strong Ultra Short-Term Municipal Income Fund
                         Strong Wisconsin Tax-Free Fund
                                 WF Index Fund
                           WF Minnesota Tax-Free Fund
                              WF Money Market Fund
                     WF National Tax-Free Money Market Fund


                 INTEREST OF CERTAIN PERSONS IN THE TRANSACTIONS


         Each Acquiring Fund, except for the WF Index Fund, WF Minnesota Tax-Free Fund, WF Money Market Fund, and WF National Tax-Free Money Market Fund, is a newly created series of the trust of which it is a series and will not issue shares until the Reorganization is consummated. Any person owning more than 25% of a Fund's shares may be considered a "controlling person" of the Fund. Accordingly, a controlling person's vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders. To the knowledge of the Strong Funds and the Wells Fargo Funds, as of October 1, 2004, the following are the only persons who owned of record or beneficially, more than 25% of the outstanding shares of any Strong Fund or Acquiring Fund:

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
                                                                   CLASS; TYPE OF     % OF     % OF      % OF FUND
            FUND                      NAME & ADDRESS                OWNERSHIP         CLASS    FUND     POST-CLOSING
----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------

----------------------------- -------------------------------- --------------------- -------- -------- ---------------


         To the knowledge of the Strong Funds and the Wells Fargo Funds, as of October 1, 2004, the following are the only persons who owned of record or beneficially, five percent or more of the outstanding shares of any Class of any Strong Fund or Acquiring Fund:

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
            FUND                      NAME & ADDRESS               CLASS; TYPE OF     % OF     % OF      % OF FUND
                                                                    OWNERSHIP         CLASS    FUND     POST-CLOSING
----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------

----------------------------- -------------------------------- --------------------- -------- -------- ---------------


         As of October 1, 2004, the officers and Trustees of Wells Fargo Funds as a group owned [LESS THAN 1% OF ANY CLASS OF ANY STRONG FUND OR ACQUIRING FUND].


                     ANNUAL MEETING AND SHAREHOLDER MEETINGS


         For each Fund, except the Strong Florida Municipal Money Market Fund, an annual meeting of shareholders for the election of Directors and the transaction of such other business as may properly come before the meeting will be held, if necessary, in April of each year or at such other time and date as the Board of the applicable Fund selects. However, no Fund is required to hold an annual meeting of its shareholders in any year in which none of the following is required to be acted upon by shareholders under the 1940 Act: (i) election of directors; (ii) approval of the Fund's investment advisory contract; (iii) ratification of the selection of the Fund's independent auditors; or (iv) approval of the Fund's distribution agreement. Special meetings of shareholders of a Fund or class of shareholders may be called at any time by the Board, Chairman of the Board, Vice Chairman or President and will be held at such time and place as may be stated in the notice of the meeting. A special meeting of shareholders may also be called upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote on any issue proposed to be considered at the special meeting.


         The Strong Florida Municipal Money Market Fund will not hold annual shareholder meetings unless required by the Delaware Statutory Trust Act or other applicable law. There will normally be no annual meeting of shareholders in any year in which election of Trustees by shareholders is not required by the 1940 Act. Special meetings of shareholders of a Fund or class of shareholders may be called at any time by the Trustees, Chairman of the Board, Vice Chairman or President and will be held at such time and place as may be stated in the notice of the meeting. A special meeting of shareholders may also be called upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.


         A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of the Fund hereafter called should send the proposal to the Fund at the Fund's principal offices. The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in the proxy statement because certain rules under the federal securities laws must be complied with before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at the meeting. For a shareholder proposal to be considered at a shareholder meeting, it must be a proper matter for consideration under Wisconsin law. If the Reorganizations are completed, the Strong Funds will not hold another shareholder meeting.


                               DISSENTERS' RIGHTS


         If the Reorganizations approved at the Meeting, shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters' rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supercedes state law. Shareholders of the Funds, however, have the right to redeem their shares at net asset value subject to applicable deferred sales charges and/or redemption fees (if any) until the closing date of the Reorganizations. After the Reorganizations, shareholders will hold shares of the Wells Fargo Funds which may also be redeemed at net asset value subject to applicable deferred sales charges and/or redemption fees (if any).

     EXHIBIT A -- EXPENSE SUMMARIES OF THE STRONG FUNDS AND ACQUIRING FUNDS


     The following tables describe the current fees and expenses associated with holding Strong Fund and Acquiring Fund shares. In particular, the tables (a) compare the current fees and expenses, for each Class of each Strong Fund and the corresponding Class of the Acquiring Fund, and (b) show the estimated fees and expenses for each combined Acquiring Fund on a pro forma basis after giving effect to the Reorganization. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated levels but may be greater or less than those shown. Please refer to the "Comparison of Shareholder Account Features and Services" section for information on initial sales charges, contingent deferred sales charges, and redemption fees.


A.   STRONG ASIA PACIFIC FUND/WF ASIA PACIFIC FUND


     The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The pro forma line items show the WF Asia Pacific Fund's expenses as if the Reorganization had occurred in the period ended June 30, 2004. The Total Annual Fund Operating Expenses table and Example shown below are based on actual expenses incurred during the Fund's most recent six-month period ended June 30, 2004.

                                                                                                 NET ANNUAL
                                                                                                 OPERATING
                                                                                CONTRACTUAL   EXPENSES (AFTER
                                    MANAGE-                     TOTAL ANNUAL    FEE WAIVERS     CONTRACTUAL
                                     MENT                         OPERATING       AND/OR       WAIVERS AND/OR
    FUND                            FEES(1)    OTHER EXPENSES     EXPENSES      ABSORPTIONS     ABSORPTIONS)
    --------------------------- -------------- --------------- -------------- -------------- -----------------
    Strong Asia Pacific
    INVESTOR CLASS                   0.75%         0.96%          1.71%(2)       0.025%         1.685%(2) (3)
    PRO FORMA-WF ASIA PACIFIC (4)
    INVESTOR CLASS                   1.10%         0.67%          1.77%          0.012%          1.65%(5)

(1) EACH FUND HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS, AS SHOWN IN THE "COMPARISON OF INVESTMENT ADVISERS AND INVESTMENT ADVISORY FEES" SECTION.
(2) THE FUND PARTICIPATED IN A PROGRAM UNDER WHICH IT RECEIVED A CREDIT FOR PART OF THE BROKERAGE COMMISSION PAID IN TRANSACTIONS WITH PARTICIPATING BROKERS. THIS CREDIT WAS APPLIED TO THE FUND'S OTHER EXPENSES THAT WERE NOT ATTRIBUTABLE TO SCM OR ITS AFFILIATES. AFTER GIVING EFFECT TO THESE CREDITS AND WITH ALL FEE WAIVERS AND/OR EXPENSE ABSORPTIONS (INCLUDING WAIVERS PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS), NET ANNUAL OPERATING EXPENSES WERE 1.65%. SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.
(3) SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES FOR THE FUND UNTIL MAY 1, 2006 TO KEEP NET ANNUAL OPERATING EXPENSES AT NO MORE THAN 2.00%. IN ADDITION, PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS, SCM HAS CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES IN THE AMOUNT OF 0.025% UNTIL MAY 21, 2005.
(4) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF STRONG ASIA PACIFIC FUND INTO THE INVESTOR CLASS SHARES OF THE WF ASIA PACIFIC FUND.
(5) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL OPERATING EXPENSES SHOWN.

                                     EXAMPLE


     This example is intended to help you compare the cost of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


FUND                                               1 YEAR        3 YEARS             5 YEARS             10 YEARS
----                                               ------        -------             -------             --------
Strong Asia Pacific-
INVESTOR CLASS                                     $171          $536                $926                $2,017
PRO FORMA-WF Asia Pacific (1)
INVESTOR CLASS                                     $168          $533                $936                $2,063

(1) Assuming the reorganization of the Investor Class shares of Strong Asia Pacific Fund into the Investor Class shares of the WF Asia Pacific Fund.

The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

B.   STRONG BALANCED FUND/WF BALANCED FUND


     The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The pro forma line items show the WF Balanced Fund's expenses as if the Reorganization had occurred in the period ended June 30, 2004 for the Strong Balanced Fund. The Total Annual Fund Operating Expenses table and Example shown below are based on actual expenses incurred during the Fund's most recent six-month period ended June 30, 2004.

                                                                                                       NET ANNUAL
                                                                                                        OPERATING
                                                                                                     EXPENSES (AFTER
                                                                      TOTAL ANNUAL  CONTRACTUAL FEE    CONTRACTUAL
                                      MANAGEMENT                        OPERATING    WAIVERS AND/OR  WAIVERS AND/OR
FUND                                   FEES (1)       OTHER EXPENSES    EXPENSES      ABSORPTIONS     ABSORPTIONS)
----------------------------------- --------------- ---------------- -------------- --------------- ----------------
Strong Balanced                          0.56%           0.74%          1.30%(2)       0.033%          1.267%(2) (3)
INVESTOR CLASS
PRO FORMA-WF Balanced (4)
INVESTOR CLASS                           0.65%           0.84%          1.49%           0.24%           1.25%(5)

(1) EACH FUND HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS, AS SHOWN IN THE "COMPARISON OF INVESTMENT ADVISERS AND INVESTMENT ADVISORY FEES" SECTION.
(2) THE FUND PARTICIPATED IN A PROGRAM UNDER WHICH IT RECEIVED A CREDIT FOR PART OF THE BROKERAGE COMMISSION PAID IN TRANSACTIONS WITH PARTICIPATING BROKERS. THIS CREDIT WAS APPLIED TO THE FUND'S OTHER EXPENSES THAT WERE NOT ATTRIBUTABLE TO SCM OR ITS AFFILIATES. AFTER GIVING EFFECT TO THESE CREDITS AND WITH ALL FEE WAIVERS AND/OR EXPENSE ABSORPTIONS (INCLUDING WAIVERS PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS, NET ANNUAL OPERATING EXPENSES WERE 1.25%. SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.
(3) PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS, SCM HAS CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES IN THE AMOUNT OF 0.033% UNTIL MAY 21, 2005.
(4) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF STRONG BALANCED FUND INTO THE INVESTOR CLASS SHARES OF THE WF BALANCED FUND.
(5) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL OPERATING EXPENSES SHOWN.


                                     EXAMPLE


     This example is intended to help you compare the cost of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

            FUND                                 1 YEAR          3 YEARS         5 YEARS        10 YEARS
            ----                                 ------          -------         -------        --------
            Strong Balanced-
            INVESTOR CLASS                       $129            $409            $710           $1,565
            PRO FORMA-WF Balanced (1)
            INVESTOR CLASS                       $127            $423            $766           $1,737

(1) Assuming the reorganization of the Investor Class shares of Strong Balanced Fund into the Investor Class shares of the WF Balanced Fund.

     The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

C.   STRONG CORPORATE BOND FUND/WF CORPORATE FUND


     The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The pro forma line items show the WF Corporate Bond Fund's expenses as if the Reorganization had occurred in the period ended April 30, 2004 for the Strong Corporate Bond Fund. The Total Annual Fund Operating Expenses table and Example shown below are based on actual expenses incurred during the Fund's most recent six-month period ended April 30, 2004.

                                                                                                         NET ANNUAL
                                                                          TOTAL        CONTRACTUAL   OPERATING EXPENSES
                                               12B-1                      ANNUAL       FEE WAIVERS   (AFTER CONTRACTUAL
                              MANAGEMENT    DISTRIBUTION      OTHER     OPERATING         AND/OR       WAIVERS AND/OR
FUND                           FEES (1)   AND SERVICE FEES   EXPENSES    EXPENSES       ABSORPTIONS     ABSORPTIONS)
--------------------------- ------------- ----------------- ----------- -------------- ------------ -------------------
Strong Corporate Bond          0.375%        0.00%             0.705%      1.08%(2)       0.00%         1.08%(2) (5)
INVESTOR CLASS
ADVISOR CLASS                  0.375%        0.25%             0.565%      1.19%(2)       0.00%         1.19%(2) (5)
INSTITUTIONAL CLASS            0.375%        0.00%             0.285%      0.66%(2)       0.00%         0.66%(2) (5)
Pro Forma-WF Corporate
Bond (3)
INVESTOR CLASS                 0.44%         0.00%             0.82%       1.26%          0.23%         1.03%(4)
ADVISOR CLASS                  0.44%         0.00%             0.65%       1.09%          0.09%         1.00%(4)
SELECT CLASS                   0.44%         0.00%             0.20%       0.64%          0.03%         0.61%(4)

(1) EACH FUND HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS, AS SHOWN IN THE "COMPARISON OF INVESTMENT ADVISERS AND INVESTMENT ADVISORY FEES" SECTION.
(2) WITH ALL FEE WAIVERS AND/OR EXPENSE ABSORPTIONS, NET ANNUAL OPERATING EXPENSES WERE 1.06%,1.13%, AND 0.64% FOR THE INVESTOR CLASS, ADVISOR CLASS, INSTITUTIONAL CLASS, RESPECTIVELY. SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.
(3) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS, ADVISOR CLASS AND INSTITUTIONAL CLASS SHARES OF STRONG CORPORATE BOND FUND INTO THE INVESTOR CLASS, ADVISOR CLASS AND SELECT CLASS SHARES OF THE WF CORPORATE BOND FUND.
(4) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL OPERATING EXPENSES SHOWN.
(5) PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS, SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES IN THE AMOUNT OF 0.033% FROM MAY 21, 2004 UNTIL MAY 21, 2005. WITH THIS WAIVER, AND WITH ANY CREDITS, AND/OR FEE WAIVERS AND/OR EXPENSE ABSORPTIONS, NET ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 1.03%, 1.10%, AND 0.61% FOR THE INVESTOR CLASS, ADVISOR CLASS, AND INSTITUTIONAL CLASS, RESPECTIVELY. SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.


                                     EXAMPLE


     This example is intended to help you compare the cost of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


FUND                                               1 YEAR       3 YEARS      5 YEARS      10 YEARS
----                                               ------       -------      -------      --------
Strong Corporate Bond-
INVESTOR CLASS                                       $110         $343         $595         $1,317
ADVISOR CLASS                                        $121         $378         $654         $1,443
INSTITUTIONAL CLASS                                  $67          $211         $368         $822
PRO FORMA- WF Corporate Bond (1)
INVESTOR CLASS                                       $105         $353         $646         $1,481
ADVISOR CLASS                                        $102         $328         $583         $1,312
SELECT CLASS                                         $62          $199         $351         $793

(1) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS, ADVISOR CLASS AND INSTITUTIONAL CLASS SHARES OF STRONG CORPORATE BOND FUND INTO THE INVESTOR CLASS, ADVISOR CLASS AND SELECT CLASS SHARES OF THE WF CORPORATE BOND FUND.

     The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

D.   STRONG DISCOVERY FUND/WF DISCOVERY FUND


     The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The pro forma line items show the WF Discovery Fund's expenses as if the Reorganization had occurred in the period ended June 30, 2004 for the Strong Discovery Fund. The Total Annual Fund Operating Expenses table and Example shown below are based on actual expenses incurred during the Fund's most recent six-month period ended June 30, 2004.

                                                                                                      NET ANNUAL
                                                                                                       OPERATING
                                                                                                    EXPENSES (AFTER
                                                                     TOTAL ANNUAL  CONTRACTUAL FEE    CONTRACTUAL
                                         MANAGEMENT      OTHER         OPERATING    WAIVERS AND/OR  WAIVERS AND/OR
FUND                                      FEES (1)      EXPENSES       EXPENSES      ABSORPTIONS     ABSORPTIONS)
-------------------------------------- -------------- ------------- -------------- --------------- ----------------
Strong Discovery                            0.75%        0.69%         1.44%(2)       0.033%          1.407%(2) (3)
INVESTOR CLASS
Pro Forma-WF Discovery (4)
INVESTOR CLASS                              0.75%        0.85%         1.60%           0.22%           1.38%(5)

(1) THE FUND HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS, AS SHOWN IN THE "COMPARISON OF INVESTMENT ADVISORS AND INVESTMENT ADVISORY FEES" SECTION.
(2) THE FUND PARTICIPATED IN A PROGRAM UNDER WHICH IT RECEIVED A CREDIT FOR PART OF THE BROKERAGE COMMISSION PAID IN TRANSACTIONS WITH PARTICIPATING BROKERS. THIS CREDIT WAS APPLIED TO THE FUND'S OTHER EXPENSES THAT WERE NOT ATTRIBUTABLE TO SCM OR ITS AFFILIATES. AFTER GIVING EFFECT TO THESE CREDITS AND WITH ALL FEE WAIVERS AND/OR EXPENSE ABSORPTIONS (INCLUDING WAIVERS PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS), NET ANNUAL OPERATING EXPENSES WERE 1.38%. SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.
(3) PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS, SCM HAS CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES IN THE AMOUNT OF 0.033% UNTIL MAY 21, 2005.
(4) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF STRONG DISCOVERY FUND INTO THE INVESTOR CLASS SHARES OF THE WF DISCOVERY FUND.
(5) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL OPERATING EXPENSES SHOWN.


                                     EXAMPLE


     This example is intended to help you compare the cost of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


FUND                                        1 YEAR        3 YEARS      5 YEARS      10 YEARS
----                                        ------        -------      -------      --------
Strong Discovery-
INVESTOR CLASS                              $143          $452         $784         $1,721
PRO FORMA- WF Discovery (1)
INVESTOR CLASS                              $140          $461         $828         $1,862

(1) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF STRONG DISCOVERY FUND INTO THE INVESTOR CLASS SHARES OF THE WF DISCOVERY FUND.

     The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

E. STRONG DIVIDEND INCOME FUND/STRONG ENERGY FUND/STRONG DOW 30 VALUE FUND/ WF DIVIDEND INCOME FUND


     The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The pro forma line items show the WF Dividend Income Fund's expenses as if the Reorganization had occurred in the period ended June 30, 2004 for (a) the Strong Dividend Income Fund, (b) the Strong Energy Fund, (c) the Strong Dow 30 Value Fund, (d) the Strong Dividend Income and the Strong Energy Funds, (e) the Strong Dividend Income and the Strong Dow 30 Value Funds, (f) the Strong Energy and the Strong Dow 30 Value Funds, and (g) the Strong Dividend Income, Strong Energy and Strong Dow 30 Value Funds. The Total Annual Fund Operating Expenses table and Example shown below are based on actual expenses incurred during the Fund's most recent six-month period ended June 30, 2004.

                                                                                                         NET ANNUAL
                                                                                                         OPERATING
                                                                                        CONTRACTUAL   EXPENSES (AFTER
                                              MANAGE-                   TOTAL ANNUAL    FEE WAIVERS     CONTRACTUAL
                                               MENT         OTHER         OPERATING       AND/OR       WAIVERS AND/OR
FUND                                         FEES (1)      EXPENSES       EXPENSES      ABSORPTIONS     ABSORPTIONS)
----------------------------------------- -------------- ------------- -------------- -------------- -----------------
Strong Dividend Income                       0.60%(2)       0.83%         1.43%(3)       0.033%
INVESTOR CLASS                                                                                          1.397%(3) (4)
CLASS K                                      0.60%(2)       0.80%         1.40%(3)       0.443%         0.957%(3) (4)
Strong Energy
INVESTOR CLASS                               0.75%          1.25%         2.00%(3)       0.033%         1.967%(3) (4)
Strong Dow 30 Value
INVESTOR CLASS                               0.55%          0.87%         1.42%(3)       0.025%         1.395%(3) (4)
PRO FORMA-WF Dividend Income (5)
INVESTOR CLASS                               0.75%          0.80%         1.55%           0.18%          1.37%(6)
INSTITUTIONAL CLASS                          0.75%          0.53%         1.28%           0.32%          0.96%(6)
PRO FORMA-WF Dividend Income (7)
INVESTOR CLASS                               0.75%          1.26%         2.01%           0.64%          1.37%(6)
PRO FORMA-WF Dividend Income (8)
INVESTOR CLASS                               0.75%          0.80%         1.55%           0.18%          1.37%(6)
PRO FORMA-WF Dividend Income (9)
INVESTOR CLASS                               0.75%          0.80%         1.55%           0.18%          1.37%(6)
INSTITUTIONAL CLASS                          0.75%          0.53%         1.28%           0.32%          0.96%(6)
PRO FORMA-WF Dividend Income (10)
INVESTOR CLASS                               0.75%          0.77%         1.52%           0.15%          1.37%(6)
INSTITUTIONAL CLASS                          0.75%          0.50%         1.25%           0.29%          0.96%(6)
PRO FORMA-WF Dividend Income (11)
INVESTOR CLASS                               0.75%          0.80%         1.55%           0.18%          1.37%(6)
PRO FORMA-WF Dividend Income (12)
INVESTOR CLASS                               0.75%          0.77%         1.52%           0.15%          1.37%(6)
INSTITUTIONAL CLASS                          0.75%          0.50%         1.25%           0.29%          0.96%(6)

(1) EACH FUND, EXCEPT THE STRONG DOW 30 VALUE FUND, HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS, AS SHOWN IN THE "COMPARISON OF INVESTMENT ADVISERS AND INVESTMENT ADVISORY FEES" SECTION.
(2) THE MANAGEMENT FEE IS AFFECTED BY THE FUND'S PERFORMANCE. IF THE FUND'S SUB-ADVISER HAD MET CERTAIN PERFORMANCE CRITERIA, THE MANAGEMENT FEE WOULD HAVE BEEN 0.70%.
(3) THE FUND PARTICIPATED IN A PROGRAM UNDER WHICH IT RECEIVED A CREDIT FOR PART OF THE BROKERAGE COMMISSION PAID IN TRANSACTIONS WITH PARTICIPATING BROKERS. THIS CREDIT WAS APPLIED TO THE FUND'S OTHER EXPENSES THAT WERE NOT ATTRIBUTABLE TO SCM OR ITS AFFILIATES. AFTER GIVING EFFECT TO THESE CREDITS AND WITH ALL FEE WAIVERS AND/OR EXPENSE ABSORPTIONS (INCLUDING WAIVERS PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS), NET ANNUAL OPERATING EXPENSES WERE AS FOLLOWS:

                Strong Dividend Income
                INVESTOR CLASS                     1.38%
                CLASS K                            0.96%
                Strong Energy
                INVESTOR CLASS                     1.93%
                Strong Dow 30 Value
                INVESTOR CLASS                     1.37%

     SCM AND ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.

(4) SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES FOR THE CLASS K SHARES OF THE STRONG DIVIDEND INCOME FUND UNTIL MAY 1, 2006 TO KEEP NET ANNUAL OPERATING EXPENSES AT NO MORE THAN 0.99%. IN ADDITION, PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS, SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES IN THE AMOUNT OF 0.033% FOR THE STRONG DIVIDEND INCOME FUND AND THE STRONG ENERGY FUND AND 0.025% FOR THE STRONG DOW 30 VALUE FUND UNTIL MAY 21, 2005.
(5) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS AND CLASS K SHARES OF STRONG DIVIDEND INCOME FUND INTO THE INVESTOR CLASS AND INSTITUTIONAL CLASS SHARES OF THE WF DIVIDEND INCOME FUND.
(6) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL OPERATING EXPENSES SHOWN.
(7) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF STRONG ENERGY FUND INTO THE INVESTOR CLASS SHARES OF THE WF DIVIDEND INCOME FUND.
(8) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF STRONG DOW 30 VALUE FUND INTO THE INVESTOR CLASS SHARES OF THE WF DIVIDEND INCOME FUND.
(9) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS AND CLASS K SHARES OF STRONG DIVIDEND INCOME FUND AND THE INVESTOR CLASS SHARES OF THE STRONG ENERGY FUND INTO THE INVESTOR CLASS AND INSTITUTIONAL CLASS SHARES OF THE WF DIVIDEND INCOME FUND.
(10) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS AND CLASS K SHARES OF STRONG DIVIDEND INCOME AND INVESTOR CLASS SHARES OF THE STRONG DOW 30 VALUE FUNDS INTO THE INVESTOR CLASS AND INSTITUTIONAL CLASS SHARES OF THE WF DIVIDEND INCOME FUND.
(11) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF STRONG ENERGY AND STRONG DOW 30 VALUE FUNDS INTO THE INVESTOR CLASS SHARES OF THE WF DIVIDEND INCOME FUND.
(12) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS AND CLASS K SHARES OF STRONG DIVIDEND INCOME FUND AND THE INVESTOR CLASS SHARES OF THE STRONG ENERGY AND STRONG DOW 30 VALUE FUNDS INTO THE INVESTOR CLASS AND INSTITUTIONAL CLASS SHARES OF THE WF DIVIDEND INCOME FUND.

                                     EXAMPLE


     This example is intended to help you compare the cost of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


FUND                                                 1 YEAR         3 YEARS         5 YEARS      10 YEARS
----                                                 ------         -------         -------      --------
Strong Dividend Income
INVESTOR CLASS                                         $142           $449            $778        $1,710
CLASS K                                                 $98           $400            $724        $1,641
Strong Energy
INVESTOR CLASS                                         $200           $624          $1,025        $2,325
Strong Dow 30 Value
INVESTOR CLASS                                         $142           $447            $774        $1,700
Pro Forma-WF Dividend Income (1)
INVESTOR CLASS                                         $139           $453            $810        $1,814
INSTITUTIONAL CLASS                                     $98           $341            $639        $1,487
Pro Forma-WF Dividend Income (2)
INVESTOR CLASS                                         $139           $503            $961        $2,232
Pro Forma-WF Dividend Income (3)
INVESTOR CLASS                                         $139           $453            $810        $1,814
Pro Forma-WF Dividend Income (4)
INVESTOR CLASS                                         $139           $453            $810        $1,814
INSTITUTIONAL CLASS                                     $98           $341            $639        $1,487
Pro Forma-WF Dividend Income (5)
INVESTOR CLASS                                         $139           $450            $800        $1,786
INSTITUTIONAL CLASS                                     $98           $341            $639        $1,487
Pro Forma-WF Dividend Income (6)
INVESTOR CLASS                                         $139           $453            $810        $1,814
Pro Forma-WF Dividend Income (7)
INVESTOR CLASS                                         $139           $450            $800        $1,786
INSTITUTIONAL CLASS                                     $98           $338            $629        $1,459

(1) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS AND CLASS K SHARES OF STRONG DIVIDEND INCOME FUND INTO THE INVESTOR CLASS AND INSTITUTIONAL CLASS SHARES OF THE WF DIVIDEND INCOME FUND.
(2) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF STRONG ENERGY FUND INTO THE INVESTOR CLASS SHARES OF THE WF DIVIDEND INCOME FUND.
(3) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF STRONG DOW 30 VALUE FUND INTO THE INVESTOR CLASS SHARES OF THE WF DIVIDEND INCOME FUND.
(4) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS AND CLASS K SHARES OF STRONG DIVIDEND INCOME AND INVESTOR CLASS SHARES OF THE STRONG ENERGY FUNDS INTO THE INVESTOR CLASS AND INSTITUTIONAL CLASS SHARES OF THE WF DIVIDEND INCOME FUND.
(5) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS AND CLASS K SHARES OF STRONG DIVIDEND INCOME FUND AND INVESTOR CLASS SHARES OF THE STRONG DOW 30 VALUE FUND INTO THE INVESTOR CLASS AND INSTITUTIONAL CLASS SHARES OF THE WF DIVIDEND INCOME FUND.
(6) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF STRONG ENERGY AND STRONG DOW 30 VALUE FUNDS INTO THE INVESTOR CLASS SHARES OF THE WF DIVIDEND INCOME FUND.
(7) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS AND CLASS K SHARES OF STRONG DIVIDEND INCOME FUND AND THE INVESTOR CLASS SHARES OF THE STRONG ENERGY AND STRONG DOW 30 VALUE FUNDS INTO THE INVESTOR CLASS AND INSTITUTIONAL CLASS SHARES OF THE WF DIVIDEND INCOME FUND.


     The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

F.   STRONG ENTERPRISE FUND/WF ENTERPRISE FUND

     The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The pro forma line items show the WF Enterprise Fund's expenses as if the Reorganization had occurred in the period ended June 30, 2004 for the Strong Enterprise Fund. The Total Annual Fund Operating Expenses table and Example shown below are based on actual expenses incurred during the Fund's most recent six-month period ended June 30, 2004.

                                                                                                                NET ANNUAL
                                                                                                                 OPERATING
                                                      12B-1                                     CONTRACTUAL   EXPENSES (AFTER
                                       MANAGE-     DISTRIBUTION                 TOTAL ANNUAL    FEE WAIVERS     CONTRACTUAL
                                        MENT       AND SERVICE       OTHER        OPERATING       AND/OR      WAIVERS AND/OR
FUND                                  FEES (1)         FEES        EXPENSES       EXPENSES      ABSORPTIONS    ABSORPTIONS)

---------------------------------- -------------- --------------- ------------ -------------- -------------- ----------------
Strong Enterprise                     0.75%           0.00%             1.15%       1.90%(2)         0.033%         1.867%(2) (3)
INVESTOR CLASS
ADVISOR CLASS                         0.75%           0.25%             0.66%       1.66%(2)         0.033%         1.627%(2) (3)
INSTITUTIONAL CLASS                   0.75%           0.00%             0.22%       0.97%(2)         0.033%         0.937%(2) (3)
CLASS K                               0.75%           0.00%             0.56%       1.31%(2)         0.143%         1.167%(2) (3)
PRO FORMA-WF Enterprise (4)
INVESTOR CLASS                        0.75%           0.00%             0.88%       1.63%             0.06%          1.57%(5)
ADVISOR CLASS                         0.75%           0.00%             0.71%       1.46%             0.06%          1.40%(5)
SELECT CLASS                          0.75%           0.00%             0.26%       1.01%             0.11%          0.90%(5)
INSTITUTIONAL CLASs                   0.75%           0.00%             0.53%       1.28%             0.13%          1.15%(5)

(1) EACH FUND HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS, AS SHOWN IN THE "COMPARISON OF INVESTMENT ADVISERS AND INVESTMENT ADVISORY FEES" SECTION.
(2) THE FUND PARTICIPATED IN A PROGRAM UNDER WHICH IT RECEIVED A CREDIT FOR PART OF THE BROKERAGE COMMISSION PAID IN TRANSACTIONS WITH PARTICIPATING BROKERS. THIS CREDIT WAS APPLIED TO THE FUND'S OTHER EXPENSES THAT WERE NOT ATTRIBUTABLE TO SCM OR ITS AFFILIATES. AFTER GIVING EFFECT TO THESE CREDITS AND WITH ALL FEE WAIVERS AND/OR EXPENSE ABSORPTIONS (INCLUDING WAIVERS PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS), NET ANNUAL OPERATING EXPENSES WERE 1.84%, 1.59%, 0.90%, AND 1.17% FOR THE INVESTOR CLASS, ADVISOR CLASS, INSTITUTIONAL CLASS, AND CLASS K, RESPECTIVELY. SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.
(3) SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES FOR THE STRONG ENTERPRISE FUND UNTIL MAY 1, 2006 TO KEEP NET ANNUAL OPERATING EXPENSES AT NO MORE THAN 2.00% AND 1.20% FOR THE INVESTOR CLASS AND CLASS K, RESPECTIVELY. IN ADDITION, PURSUANT TO THE DIRECTIONS OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS, SCM HAS CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES IN THE AMOUNT OF 0.033% UNTIL MAY 21, 2005.
(4) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS, ADVISOR CLASS, INSTITUTIONAL CLASS AND CLASS K SHARES OF STRONG ENTERPRISE FUND INTO THE INVESTOR CLASS, ADVISOR CLASS, SELECT CLASS AND INSTITUTIONAL CLASS SHARES OF THE WF ENTERPRISE FUND.
(5) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL OPERATING EXPENSES SHOWN.

                                     EXAMPLE


     This example is intended to help you compare the cost of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                         1 YEAR        3 YEARS         5 YEARS        10 YEARS
----                                         ------        -------         -------        --------
Strong Enterprise-
INVESTOR CLASS                                $190           $594           $1,023         $2,219
ADVISOR CLASS                                 $165           $520             $899         $1,963
INSTITUTIONAL CLASS                            $96           $306             $533         $1,187
CLASS K                                       $119           $401             $704         $1,566
PRO FORMA- WF Enterprise (1)
INVESTOR CLASS                                $160           $502             $875         $1,922
ADVISOR CLASS                                 $143           $450             $786         $1,736
SELECT CLASS                                   $92           $299             $536         $1,216
INSTITUTIONAL CLASS                           $117           $380             $677         $1,522

(1) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS, ADVISOR CLASS, INSTITUTIONAL CLASS AND CLASS K SHARES OF STRONG ENTERPRISE FUND INTO THE INVESTOR CLASS, ADVISOR CLASS, SELECT CLASS AND INSTITUTIONAL CLASS SHARES OF THE WF ENTERPRISE FUND.

     The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

G. STRONG FLORIDA MUNICIPAL MONEY MARKET FUND/STRONG TAX-FREE MONEY FUND/WF NATIONAL TAX-FREE MONEY MARKET FUND


     The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The pro forma line items show the WF National Tax-Free Money Market Fund's expenses as if the Reorganization had occurred in the period ended March 31, 2004 for (a) the Strong Florida Municipal Money Market Fund, (b) the Strong Tax-Free Money Fund, and (c) the Strong Florida Municipal Money Market and Strong Tax-Free Money Funds. The Total Annual Fund Operating Expenses table and Example shown below are based on actual expenses incurred during the Fund's most recent twelve-month period ended March 31, 2004.

                                                                                                NET ANNUAL
                                                                                                OPERATING
                                                                               CONTRACTUAL   EXPENSES (AFTER
                                                               TOTAL ANNUAL    FEE WAIVERS     CONTRACTUAL
                                                    OTHER        OPERATING       AND/OR       WAIVERS AND/OR
FUND                             MANAGEMENT FEES  EXPENSES       EXPENSES      ABSORPTIONS     ABSORPTIONS)
-------------------------------- --------------- ------------ -------------- -------------- -----------------
Strong Florida Municipal Money      0.15%           0.58%        0.73%(1)       0.23%          0.50%(1) (2)
Market
INVESTOR CLASS
STRONG TAX-FREE MONEY
INVESTOR CLASS                      0.15%           0.43%        0.58%(1)       0.00%          0.58%(1)
PRO FORMA-WF National Tax-Free
Money Market (3)
ADMINISTRATOR CLASS                 0.10%           0.29%        0.39%          0.09%          0.30%(4)
PRO FORMA-WF National Tax-Free
Money Market (5)
ADMINISTRATOR CLASS                 0.10%           0.28%        0.38%          0.08%          0.30%(4)
PRO FORMA-WF National Tax-Free
Money Market (6)
ADMINISTRATOR CLASS                 0.10%           0.28%        0.38%          0.08%          0.30%(4)

(1) WITH ALL FEE WAIVERS AND/OR EXPENSE ABSORPTIONS, NET ANNUAL OPERATING EXPENSES WERE AS FOLLOWS:

                Strong Florida Municipal Money
                Market
                INVESTOR CLASS                      0.45%
                Strong Tax-Free Money
                INVESTOR CLASS                      0.30%

SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.

(2) SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES FOR THE STRONG FLORIDA MUNICIPAL MONEY MARKET FUND UNTIL MARCH 1, 2006 TO KEEP TOTAL ANNUAL OPERATING EXPENSES AT NO MORE THAN 0.50%.
(3) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF STRONG FLORIDA MUNICIPAL MONEY MARKET FUND INTO THE ADMINISTRATOR CLASS SHARES OF THE WF NATIONAL TAX-FREE MONEY MARKET FUND.
(4) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL OPERATING EXPENSES SHOWN.
(5) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF STRONG TAX-FREE MONEY FUND INTO THE ADMINISTRATOR CLASS SHARES OF THE WF NATIONAL TAX-FREE MONEY MARKET FUND.
(6) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF STRONG FLORIDA MUNICIPAL MONEY MARKET AND STRONG TAX-FREE MONEY FUNDS INTO THE ADMINISTRATOR CLASS SHARES OF THE WF NATIONAL TAX-FREE MONEY MARKET FUND.

                                     EXAMPLE

     This example is intended to help you compare the cost of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                                         1 YEAR    3 YEARS     5 YEARS     10 YEARS
----                                                         ------    -------     -------     --------
Strong Florida Municipal Money Market-
INVESTOR CLASS                                                $51        $210        $383        $884
Strong Tax-Free Money-
INVESTOR CLASS                                                $60        $187        $326        $732
PRO FORMA- WF National Tax-Free Money Market (1)
ADMINISTRATOR  CLASS                                          $31        $106        $200        $475
PRO FORMA- WF National Tax-Free Money Market (2)
ADMINISTRATOR  CLASS                                          $31        $105        $197        $464
PRO FORMA- WF National Tax-Free Money Market (3)
ADMINISTRATOR  CLASS                                          $31        $105        $197        $464

(1) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF STRONG FLORIDA MUNICIPAL MONEY MARKET FUND INTO THE ADMINISTRATOR CLASS SHARES OF THE WF NATIONAL TAX-FREE MONEY MARKET FUND.
(2) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF STRONG TAX-FREE MONEY FUND INTO THE ADMINISTRATOR CLASS SHARES OF THE WF NATIONAL TAX-FREE MONEY MARKET FUND.
(3) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF STRONG FLORIDA MUNICIPAL MONEY MARKET AND STRONG TAX-FREE MONEY FUNDS INTO THE ADMINISTRATOR CLASS SHARES OF THE WF NATIONAL TAX-FREE MONEY MARKET FUND.


     The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

H.   STRONG GOVERNMENT SECURITIES FUND/WF GOVERNMENT SECURITIES FUND


     The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The pro forma line items show the WF Government Securities Fund's expenses as if the Reorganization had occurred in the period ended April 30, 2004 for the Strong Government Securities Fund. The Total Annual Fund Operating Expenses table and Example shown below are based on actual expenses incurred during the Fund's most recent six-month period ended April 30, 2004.

                                                                                                              NET ANNUAL
                                                                                                              OPERATING
                                                    12B-1                                     CONTRACTUAL   EXPENSES (AFTER
                                     MANAGE-     DISTRIBUTION                 TOTAL ANNUAL    FEE WAIVERS     CONTRACTUAL
                                      MENT       AND SERVICE       OTHER        OPERATING       AND/OR      WAIVERS AND/OR
FUND                                FEES (1)        FEES         EXPENSES       EXPENSES      ABSORPTIONS    ABSORPTIONS)
-------------------------------- --------------- -------------- ------------ -------------- --------------- ----------------
Strong Government Securities        0.35%           0.00%         0.75%       1.10%(2)           --          1.10%(2) (3)
INVESTOR CLASS
ADVISOR CLASS                       0.35%           0.25%         0.58%       1.18%(2)           --          1.18%(2) (3)
INSTITUTIONAL CLASS                 0.35%           0.00%         0.17%       0.52%(2)           --          0.52%(2) (3)
CLASS C                             0.35%           1.00%         0.70%       2.05%(2)           --          2.05%(2) (3)
PRO FORMA-WF Government
Securities (4)
INVESTOR CLASS                      0.39%           0.00%         0.80%       1.19%            0.14%          1.05%(5)
ADVISOR CLASS                       0.39%           0.00%         0.63%       1.02%            0.07%          0.95%(5)
SELECT CLASS                        0.39%           0.00%         0.18%       0.57%            0.09%          0.48%(5)
CLASS C                             0.39%           0.75%         0.63%       1.77%            0.07%          1.70%(5)

(1) EACH FUND HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS, AS SHOWN IN THE "COMPARISON OF INVESTMENT ADVISERS AND INVESTMENT ADVISORY FEES" SECTION.
(2) WITH ALL FEE WAIVERS AND/OR EXPENSE ABSORPTIONS, NET ANNUAL OPERATING EXPENSES WERE 1.07%, 1.13%, 0.51%, AND 2.03%, RESPECTIVELY. SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.
(3) PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS, SCM HAS CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES IN THE AMOUNT OF 0.025% FROM MAY 21, 2004 UNTIL MAY 21, 2005. WITH THIS WAIVER, AND WITH ANY CREDITS, AND/OR FEE WAIVERS AND/OR EXPENSE ABSORPTIONS, NET ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 1.05% FOR THE INVESTOR CLASS, 1.10% FOR THE ADVISOR CLASS, 0.48% FOR THE INSTITUTIONAL CLASS, AND 2.00% FOR CLASS C.
(4) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS, ADVISOR CLASS, INSTITUTIONAL CLASS AND CLASS C SHARES OF STRONG GOVERNMENT SECURITIES FUND INTO THE INVESTOR CLASS, ADVISOR CLASS, SELECT CLASS AND CLASS C SHARES OF THE WF GOVERNMENT SECURITIES FUND.
(5) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL OPERATING EXPENSES SHOWN.

                                     EXAMPLE


     This example is intended to help you compare the cost of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


FUND                                                1 YEAR        3 YEARS       5 YEARS       10 YEARS
----                                                ------        -------       -------       --------
Strong Government Securities-
INVESTOR CLASS                                       $110          $347           $604         $1,338
ADVISOR CLASS                                        $118          $372           $647         $1,430
INSTITUTIONAL CLASS                                   $51          $164           $288           $650
CLASS C (if you do redeem your shares)               $306          $640         $1,101         $2,377
CLASS C (if you do NOT redeem your shares)           $206          $640         $1,101         $2,377
PRO FORMA -WF Government Securities (1)
INVESTOR CLASS                                       $107          $349           $627         $1,418
ADVISOR CLASS                                         $97          $310           $549         $1,235
SELECT CLASS                                          $49          $164           $300           $696
CLASS C (if you do redeem your shares)               $273          $543           $946         $2,072
CLASS C (if you do NOT redeem your shares)           $173          $543           $946         $2,072

(1) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS, ADVISOR CLASS, INSTITUTIONAL CLASS AND CLASS C SHARES OF STRONG GOVERNMENT SECURITIES FUND INTO THE INVESTOR CLASS, ADVISOR CLASS, SELECT CLASS AND CLASS C SHARES OF THE WF GOVERNMENT SECURITIES FUND.

     The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

I.   STRONG GROWTH FUND/STRONG GROWTH 20 FUND/WF GROWTH FUND


     The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The pro forma line items show the WF Growth Fund's expenses as if the Reorganization had occurred in the period ended June 30, 2004 for (a) the Strong Growth Fund, (b) the Strong Growth 20 Fund, and
(c) the Strong Growth and Strong Growth 20 Funds. The Total Annual Fund Operating Expenses table and Example shown below are based on actual expenses incurred during the Fund's most recent six-month period ended June 30, 2004.

                                                                                                                      NET ANNUAL
                                                                                                                      OPERATING
                                                      12B-1                                           CONTRACTUAL   EXPENSES (AFTER
                                     MANAGE-       DISTRIBUTION                       TOTAL ANNUAL    FEE WAIVERS     CONTRACTUAL
                                      MENT         AND SERVICE           OTHER         OPERATING       AND/OR       WAIVERS AND/OR
FUND                                FEES (1)          FEES              EXPENSES       EXPENSES      ABSORPTIONS     ABSORPTIONS)
-------------------------------- --------------- ------------------ ----------------- ------------ -------------- ---------------
Strong Growth
INVESTOR CLASS                       0.75%             0.00%            0.77%(2)         1.52%          0.033%       1.487%(2) (3)
ADVISOR CLASS                        0.75%             0.25%             0.60%           1.60%(2)       0.033%       1.567%(2) (3)
INSTITUTIONAL CLASS                  0.75%             0.00%             0.17%           0.92%(2)       0.033%       0.887%(2) (3)
CLASS C                              0.75%             1.00%             1.80%           3.55%(2)       1.083%       2.467%(2) (3)
CLASS K                              0.75%             0.00%             0.55%           1.30%(2)       0.343%       0.957%(2) (3)
Strong Growth 20
INVESTOR CLASS                       0.75%             0.00%             1.13%           1.88%(2)       0.033%       1.847%(2) (3)
ADVISOR CLASS                        0.75%             0.25%             0.65%           1.65%(2)       0.033%       1.617%(2) (3)
PRO FORMA-WF Growth (4)
INVESTOR CLASS                       0.70%             0.00%             0.81%           1.51%           0.04%        1.47% (5)
ADVISOR CLASS                        0.70%             0.00%             0.64%           1.34%           0.04%        1.30% (5)
SELECT CLASS                         0.70%             0.00%             0.19%           0.89%           0.04%        0.85% (5)
CLASS C                              0.70%             0.75%             0.64%           2.09%           0.04%        2.05% (5)
INSTITUTIONAL CLASS                  0.70%             0.00%             0.46%           1.16%           0.20%        0.96% (5)
PRO FORMA-WF Growth (6)
INVESTOR CLASS                       0.75%             0.00%             0.88%           1.63%           0.16%        1.47%(5)
ADVISOR CLASS                        0.75%             0.00%             0.71%           1.46%           0.16%        1.30%(5)
PRO FORMA-WF Growth (7)
INVESTOR CLASS                       0.69%             0.00%             0.82%           1.51%           0.04%        1.47%(5)
ADVISOR CLASS                        0.69%             0.00%             0.65%           1.34%           0.04%        1.30%(5)
SELECT CLASS                         0.69%             0.00%             0.20%           0.89%           0.04%        0.85%(5)
CLASS C                              0.69%             0.75%             0.65%           2.09%           0.04%        2.05%(5)
INSTITUTIONAL CLASS                  0.69%             0.00%             0.47%           1.16%           0.20%        0.96%(5)

(1) Each Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Comparison of Investment Advisers and Investment Advisory Fees" section.
(2) The Fund participated in a program under which it received a credit for part of the brokerage commission paid in transactions with participating brokers. This credit was applied to the Fund's Other Expenses that were not attributable to SCM or its affiliates. After giving effect to these credits and with all fee waivers and/or expense absorptions(including waivers pursuant to the direction of the Board and certain regulatory settlements), Net Annual Operating Expenses were as follows:

                Strong Growth
                INVESTOR CLASS               1.47%
                ADVISOR CLASS                1.53%
                INSTITUTIONAL CLASS          0.87%
                CLASS C                      2.46%
                CLASS K                      0.96%
                Strong Growth 20
                INVESTOR CLASS               1.82%
                ADVISOR CLASS                1.58%

SCM and its affiliates can modify or terminate voluntary waivers and/or absorptions at any time.

(3) SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE THEIR FEES AND/OR ABSORB EXPENSES FOR THE STRONG GROWTH FUND UNTIL MAY 1, 2006 TO KEEP NET ANNUAL OPERATING EXPENSES AT NO MORE THAN 2.50% AND 0.99% FOR CLASS C AND CLASS K, RESPECTIVELY. IN ADDITION, PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS SCM HAS CONTRACTUALLY AGREED TO WAIVE AND/OR ABSORB 0.033% OF FEES UNTIL MAY 21, 2005.
(4) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS, ADVISOR CLASS, INSTITUTIONAL CLASS, CLASS C AND CLASS K SHARES OF STRONG GROWTH FUND INTO THE INVESTOR CLASS, ADVISOR CLASS, SELECT CLASS, CLASS C AND INSTITUTIONAL CLASS SHARES OF THE WF GROWTH FUND.
(5) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL OPERATING EXPENSES SHOWN.
(6) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS AND ADVISOR CLASS SHARES OF THE WF GROWTH 20 FUND INTO THE INVESTOR CLASS AND ADVISOR CLASS SHARES OF THE WF GROWTH FUND.
(7) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS, ADVISOR CLASS, INSTITUTIONAL CLASS, CLASS C AND CLASS K SHARES OF STRONG GROWTH FUND AND THE INVESTOR CLASS AND ADVISOR CLASS SHARES OF THE STRONG GROWTH 20 FUND INTO THE INVESTOR CLASS, ADVISOR CLASS, SELECT CLASS, CLASS C AND INSTITUTIONAL CLASS SHARES OF THE WF GROWTH FUND.

                                     EXAMPLE

     This example is intended to help you compare the cost of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                             1 YEAR    3 YEARS     5 YEARS    10 YEARS
Strong Growth-
INVESTOR CLASS                                   $151        $477        $826      $1,810
ADVISOR CLASS                                    $159        $502        $868      $1,897
INSTITUTIONAL CLASS                               $91        $290        $506      $1,128
CLASS C (if you redeem your shares)              $350        $988      $1,749      $3,748
CLASS C (if you do NOT redeem your shares)       $250        $988      $1,749      $3,748
CLASS K                                           $98        $378        $680      $1,538
Strong Growth 20-
INVESTOR CLASS                                   $188        $588      $1,013      $2,198
ADVISOR CLASS                                    $164        $517        $894      $1,952
PRO FORMA- WF Growth (1)
INVESTOR CLASS                                   $150        $469        $816      $1,795
ADVISOR CLASS                                    $132        $416        $726      $1,606
SELECT  CLASS                                     $87        $276        $485      $1,089
CLASS C (if you redeem your shares)              $308        $647      $1,116      $2,414
CLASS C (if you do NOT redeem your shares)       $208        $647      $1,116      $2,414
CLASS K                                           $98        $328        $599      $1,372
PRO FORMA- WF Growth (2)
INVESTOR CLASS                                   $150        $482        $856      $1,905
ADVISOR CLASS                                    $132        $429        $766      $1,718
PRO FORMA- WF Growth (3)
INVESTOR CLASS                                   $150        $469        $816      $1,795
ADVISOR CLASS                                    $132        $416        $726      $1,606
SELECT CLASS                                      $87        $276        $485      $1,089
CLASS C (if you redeem your shares)              $308        $647      $1,116      $2,414
CLASS C (if you do NOT redeem your shares)       $208        $647      $1,116      $2,414
INSTITUTIONAL CLASS                               $98        $328        $599      $1,372

(1) Assuming the reorganization of the Investor Class, Advisor Class, Institutional Class, Class C and Class K shares of Strong Growth Fund into the Investor Class, Advisor Class, Select Class, Class C and Institutional Class shares of the WF Growth Fund.
(2) Assuming the reorganization of the Investor Class and Advisor Class shares of the Strong Growth 20 Fund into the Investor Class and Advisor Class shares of the WF Growth Fund.
(3) Assuming the reorganization of the Investor Class, Advisor Class, Institutional Class, Class C and Class K shares of Strong Growth Fund and the Investor Class and Advisor Class shares of the Strong Growth 20 Fund into the Investor Class, Advisor Class, Select Class, Class C and Institutional Class shares of the WF Growth Fund.

     The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

J. STRONG GROWTH AND INCOME FUND/STRONG LARGE CAP CORE FUND/WF GROWTH AND INCOME FUND


     The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The pro forma line items show the WF Growth and Income Fund's expenses as if the Reorganization had occurred in the period ended June 30, 2004 for (a) the Strong Growth and Income Fund, (b) the Strong Large Cap Core Fund, and (c) the Strong Growth and Income and Strong Large Cap Core Funds. The Total Annual Fund Operating Expenses table and Example shown below are based on actual expenses incurred during the Fund's most recent six-month period ended June 30, 2004.

                                                                                                                 NET ANNUAL
                                                                                                                 OPERATING
                                                 12B-1                                         CONTRACTUAL     EXPENSES (AFTER
                                  MANAGE-     DISTRIBUTION                    TOTAL ANNUAL     FEE WAIVERS       CONTRACTUAL
                                   MENT       AND SERVICE         OTHER        OPERATING         AND/OR        WAIVERS AND/OR
FUND                             FEES (1)         FEES           EXPENSES       EXPENSES       ABSORPTIONS      ABSORPTIONS)
----------------------------- -------------- ----------------- ------------ ----------------- -------------- -----------------
Strong Growth and Income          0.55%           0.00%           0.86%          1.41%(2)        0.033%         1.377%(2) (3)
INVESTOR CLASS
ADVISOR CLASS                     0.55%           0.25%           0.61%          1.41%(2)        0.033%         1.377%(2) (3)
INSTITUTIONAL CLASS               0.55%           0.00%           0.16%          0.71%(2)        0.033%         0.677%(2) (3)
CLASS K                           0.55%           0.00%           0.53%          1.08%(2)        0.123%         0.957%(2) (3)
Strong Large Cap Core
INVESTOR CLASS                    0.75%           0.00%           2.23%          2.98%(2)        1.013%         1.967%(2) (3)
PRO FORMA-WF Growth and
Income (4)
INVESTOR CLASS                    0.74%           0.00%           0.77%          1.51%            0.20%          1.31%(5)
ADVISOR CLASS                     0.74%           0.00%           0.60%          1.34%            0.20%          1.14%(5)
SELECT CLASS                      0.74%           0.00%           0.20%          0.94%            0.28%          0.66%(5)
INSTITUTIONAL CLASS               0.74%           0.00%           0.47%          1.21%            0.25%          0.96%(5)
PRO FORMA-WF Growth and
Income (6)
INVESTOR CLASS                    0.75%           0.00%           2.43%          3.18%            1.87%          1.31%(5)
PRO FORMA-WF Growth and
Income (7)
INVESTOR CLASS                    0.74%           0.00%           0.77%          1.51%            0.20%          1.31%(5)
ADVISOR CLASS                     0.74%           0.00%           0.60%          1.34%            0.20%          1.14%(5)
SELECT CLASS                      0.74%           0.00%           0.20%          0.94%            0.28%          0.66%(5)
INSTITUTIONAL CLASS               0.74%           0.00%           0.47%          1.21%            0.25%          0.96%(5)

(1) EACH FUND, EXCEPT THE STRONG GROWTH AND INCOME FUND, HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS, AS SHOWN IN THE "COMPARISON OF INVESTMENT ADVISERS AND INVESTMENT ADVISORY FEES" SECTION.
(2) THE FUND PARTICIPATED IN A PROGRAM UNDER WHICH IT RECEIVED A CREDIT FOR PART OF THE BROKERAGE COMMISSION PAID IN TRANSACTIONS WITH PARTICIPATING BROKERS. THIS CREDIT WAS APPLIED TO THE FUND'S OTHER EXPENSES THAT WERE NOT ATTRIBUTABLE TO SCM OR ITS AFFILIATES. AFTER GIVING EFFECT TO THESE CREDITS AND WITH ALL FEE WAIVERS AND/OR EXPENSE ABSORPTIONS(INCLUDING WAIVERS PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS), NET ANNUAL OPERATING EXPENSES WERE AS FOLLOWS:

                Strong Growth and Income
                INVESTOR CLASS                    1.36%
                ADVISOR CLASS                     1.35%
                INSTITUTIONAL CLASS               0.66%
                CLASS K                           0.96%
                Strong Large Cap Core
                INVESTOR CLASS                    1.80%


SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.

(3) SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES UNTIL MAY 1, 2006 TO KEEP NET ANNUAL OPERATING EXPENSES AT NO MORE THAN 0.99% FOR THE CLASS K SHARES OF THE STRONG GROWTH AND INCOME FUND AND AT NO MORE THAN 2.00% FOR THE INVESTOR CLASS SHARES OF THE STRONG LARGE CAP CORE FUND. IN ADDITION, PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS, SCM HAS CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES IN THE AMOUNT OF 0.033% UNTIL MAY 21, 2005.
(4) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS, ADVISOR CLASS, INSTITUTIONAL CLASS, AND CLASS K SHARES OF STRONG GROWTH AND INCOME FUND INTO THE INVESTOR CLASS, ADVISOR CLASS, SELECT CLASS AND INSTITUTIONAL CLASS SHARES OF THE WF GROWTH AND INCOME FUND.
(5) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL OPERATING EXPENSES SHOWN.
(6) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG LARGE CAP CORE FUND INTO THE INVESTOR CLASS SHARES OF THE WF GROWTH AND INCOME FUND.
(7) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS, ADVISOR CLASS, INSTITUTIONAL CLASS, AND CLASS K SHARES OF STRONG GROWTH AND INCOME FUND AND THE INVESTOR CLASS SHARES OF THE STRONG LARGE CAP CORE FUND INTO THE INVESTOR CLASS, ADVISOR CLASS, SELECT CLASS AND INSTITUTIONAL CLASS SHARES OF THE WF GROWTH AND INCOME FUND.

                                     EXAMPLE


     This example is intended to help you compare the cost of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


FUND                                            1 YEAR        3 YEARS       5 YEARS       10 YEARS
----                                            ------        -------       -------       --------

Strong Growth and Income-
INVESTOR CLASS                                   $140           $443          $768          $1,688
ADVISOR CLASS                                    $140           $443          $768          $1,688
INSTITUTIONAL CLASS                               $69           $224          $392            $879
CLASS K                                           $98           $331          $584          $1,306
Strong Large Cap Core-
INVESTOR CLASS                                   $200           $826        $1,478          $3,227
PRO FORMA- WF Growth and Income (1)
INVESTOR CLASS                                   $133           $437          $785          $1,766
ADVISOR CLASS                                    $116           $384          $695          $1,577
SELECT CLASS                                      $67           $242          $464          $1,102
INSTITUTIONAL CLASS                               $98           $333          $616          $1,420
PRO FORMA- WF Growth and Income (2)
INVESTOR CLASS                                   $133           $617        $1,326          $3,214
PRO FORMA- WF Growth and Income (3)
INVESTOR CLASS                                   $133           $437          $785          $1,766
ADVISOR CLASS                                    $116           $384          $695          $1,577
SELECT CLASS                                      $67           $242          $464          $1,102
INSTITUTIONAL CLASS                               $98           $333          $616          $1,420

(1) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS, ADVISOR CLASS, INSTITUTIONAL CLASS, AND CLASS K SHARES OF STRONG GROWTH AND INCOME FUND INTO THE INVESTOR CLASS, ADVISOR CLASS, SELECT CLASS AND INSTITUTIONAL CLASS SHARES OF THE WF GROWTH AND INCOME FUND.
(2) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG LARGE CAP CORE FUND INTO THE INVESTOR CLASS SHARES OF THE WF GROWTH AND INCOME FUND.
(3) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS, ADVISOR CLASS, INSTITUTIONAL CLASS, AND CLASS K SHARES OF STRONG GROWTH AND INCOME FUND AND THE INVESTOR CLASS SHARES OF THE STRONG LARGE CAP CORE FUND INTO THE INVESTOR CLASS, ADVISOR CLASS, SELECT CLASS AND INSTITUTIONAL CLASS SHARES OF THE WF GROWTH AND INCOME FUND.

     The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

K.   STRONG HERITAGE FUND/WF HERITAGE MONEY MARKET FUND


     The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The pro forma line items show the WF Heritage Money Market Fund's expenses as if the Reorganization had occurred in the period ended April 30, 2004 for the Strong Heritage Money Fund. The Total Annual Fund Operating Expenses table and Example shown below are based on actual expenses incurred during the Funds' most recent six-month period ended April 30, 2004.



                                                                                                         Net Annual
                                                                                                         Operating
                                                                                                          Expenses
                                                                                                           (after
                                                    12b-1                                 Contractual   contractual
                                                 Distribution               Total Annual  Fee Waivers     waivers
                                 Management      and Service    Other         Operating      and/or        and/or
Fund                                Fees             Fees        Expenses     Expenses    Absorptions   absorptions)
------------------------------ ---------------- --------------- ----------- ------------ ------------- -------------
Strong Heritage Money               0.15%           0.00%         0.56%      0.71%(1)       0.00%        0.71%(1)
Investor Class
Advisor Class                       0.15%           0.25%         0.15%      0.55%(1)       0.00%        0.55%(1)
Institutional Class                 0.15%           0.00%         0.13%      0.28%(1)       0.00%        0.28%(1)
Pro Forma-WF Heritage Money
Market (2)
Administrator Class                 0.10%           0.00%         0.31%      0.41%          0.03%        0.38%(3)
Institutional Class                 0.10%           0.00%         0.19%      0.29%          0.11%        0.18%(3)

(1) WITH ALL FEE WAIVERS AND/OR EXPENSE ABSORPTIONS, THE NET ANNUAL OPERATING EXPENSES WERE 0.40%, 0.43%, AND 0.18% FOR THE INVESTOR CLASS, ADVISOR CLASS AND INSTITUTIONAL CLASS, RESPECTIVELY. SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.
(2) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS AND ADVISOR CLASS SHARES OF STRONG HERITAGE MONEY FUND INTO THE ADMINISTRATOR CLASS SHARES OF THE WF HERITAGE MONEY MARKET FUND AND INSTITUTIONAL CLASS SHARES OF STRONG HERITAGE MONEY FUND INTO THE INSTITUTIONAL CLASS SHARES OF THE WF HERITAGE MONEY MARKET FUND.
(3) FUNDS MANAGEMENT HAS COMMITTED TO WAIVE FEES AND/OR REIMBURSE EXPENSES UNTIL APRIL 30, 2007 TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S TOTAL ANNUAL FUND OPERATING EXPENSES SHOWN.


                                     EXAMPLE


     This example is intended to help you compare the cost of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                                 1 YEAR     3 YEARS    5 YEARS      10 YEARS
----                                                 ------     -------    -------      --------
Strong Heritage Money-
INVESTOR CLASS                                        $73        $227        $395         $883
ADVISOR CLASS                                         $56        $176        $307         $689
INSTITUTIONAL CLASS                                   $29         $90        $157         $356
PRO FORMA- WF Heritage Money Market (1)
ADMINISTRATOR CLASS                                   $39        $125        $224         $512
INSTITUTIONAL CLASS                                   $18         $70        $140         $346

(1) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS, AND ADVISOR CLASS SHARES OF STRONG HERITAGE MONEY FUND INTO THE ADMINISTRATOR CLASS SHARES OF THE WF HERITAGE MONEY MARKET FUND AND INSTITUTIONAL CLASS SHARES OF THE STRONG HERITAGE MONEY FUND.

     The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

L.   STRONG HIGH YIELD BOND FUND/WF HIGH INCOME FUND


     The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The pro forma line items show the WF High Income Fund's expenses as if the Reorganization had occurred in the period ended April 30, 2004 for the Strong High-Yield Bond Fund. The Total Annual Fund Operating Expenses table and Example shown below are based on actual expenses incurred during the Fund's most recent six-month period ended April 30, 2004.

                                                                                                                 NET ANNUAL
                                                                                                                 OPERATING
                                                            12B-1                   TOTAL      CONTRACTUAL    EXPENSES (AFTER
                                            MANAGE-     DISTRIBUTION                ANNUAL      FEE WAIVERS     CONTRACTUAL
                                              MENT       AND SERVICE OTHER        OPERATING       AND/OR       WAIVERS AND/OR
FUND                                        FEES (1)        FEES      EXPENSES     EXPENSES    ABSORPTIONS      ABSORPTIONS)
---------------------------------------- ------------- ------------- ----------- ----------- --------------- -----------------
Strong High-Yield Bond                      0.375%        0.000%        0.535%      0.91%(2)        --            0.91%(2) (3)
INVESTOR CLASS
ADVISOR CLASS                               0.375%        0.250%        0.575%      1.20%(2)        --            1.20%(2) (3)
INSTITUTIONAL CLASS                         0.375%        0.000%        0.095%      0.47%(2)        --            0.47%(2) (3)
PRO FORMA-WF High Income (4)
INVESTOR CLASS                              0.55%          0.00%         0.77%      1.32%         0.46%           0.86%(5)
ADVISOR CLASS                               0.55%          0.00%         0.60%      1.15%         0.24%           0.91%(5)
SELECT CLASS                                0.55%          0.00%         0.20%      0.75%         0.32%           0.43%(5)

(1) EACH FUND HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS, AS SHOWN IN THE "COMPARISON OF INVESTMENT ADVISERS AND INVESTMENT ADVISORY FEES" SECTION.
(2) WITH ALL FEE WAIVERS AND/OR EXPENSE ABSORPTIONS, NET ANNUAL OPERATING EXPENSES WERE 0.88%, 1.13%, 0.46% FOR THE INVESTOR CLASS, ADVISOR CLASS, AND INSTITUTIONAL CLASS, RESPECTIVELY. SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.
(3) PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS, SCM HAS CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES IN THE AMOUNT OF 0.025% FROM MAY 21, 2004 UNTIL MAY 21, 2005. WITH THIS WAIVER, AND WITH ANY CREDITS, AND/OR FEE WAIVERS AND/OR EXPENSE ABSORPTIONS, NET ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 0.86% FOR THE INVESTOR CLASS, 1.10% FOR THE ADVISOR CLASS AND 0.43% FOR THE INSTITUTIONAL CLASS.
(4) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS, ADVISOR CLASS AND INSTITUTIONAL CLASS SHARES OF STRONG HIGH-YIELD BOND FUND INTO THE INVESTOR CLASS, ADVISOR CLASS AND SELECT CLASS OF THE WF HIGH INCOME FUND.
(5) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL OPERATING EXPENSES SHOWN.

                                     EXAMPLE


     This example is intended to help you compare the cost of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     FUND                                         1 YEAR     3 YEARS    5 YEARS     10 YEARS
     ----                                         ------     -------    -------     --------
     Strong High-Yield Bond-
     INVESTOR CLASS                                $90         $288        $501       $1,117
     ADVISOR CLASS                                $120         $378        $657       $1,452
     INSTITUTIONAL CLASS                           $46         $148        $261         $589
     PRO FORMA- WF High Income (1)
     INVESTOR CLASS                                $88         $325        $633       $1,507
     ADVISOR CLASS                                 $93         $317        $585       $1,353
     SELECT CLASS                                  $44         $174        $352         $869

(1)  ASSUMING  THE  REORGANIZATION  OF THE  INVESTOR  CLASS,  ADVISOR  CLASS AND
     INSTITUTIONAL CLASS SHARES OF THE STRONG HIGH-YIELD BOND FUND INTO THE INVESTOR CLASS, ADVISOR CLASS AND SELECT CLASS SHARES OF THE WF HIGH INCOME FUND.

     The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

M.   STRONG INDEX 500 FUND/ WF INDEX FUND


     The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The pro forma line items show the WF Index Fund's expenses as if the Reorganization had occurred in the period ended March 31, 2004 for the Strong Index 500 Fund. The Total Annual Fund Operating Expenses table and Example shown below are based on actual expenses incurred during the Fund's most recent six-month period for the Wells Fargo Fund and 12-month period for the Strong Fund ended March 31, 2004.

                                                                                                 NET ANNUAL
                                                                               CONTRACTUAL   OPERATING EXPENSES
                                                               TOTAL ANNUAL    FEE WAIVERS   (AFTER CONTRACTUAL
                                 MANAGEMENT FEES    OTHER        OPERATING       AND/OR        WAIVERS AND/OR
FUND                                   (1)        EXPENSES       EXPENSES      ABSORPTIONS      ABSORPTIONS)

-------------------------------- --------------- ------------ -------------- -------------- -------------------
Strong Index 500 Fund                0.05%(2)       0.74%        0.79%          0.34%          0.45%(3)
INVESTOR CLASS
PRO FORMA-WF Index (4)
INVESTOR CLASS                        0.09%         0.79%        0.88%(5)       0.43%          0.45%(6)

(1) THE WF INDEX FUND HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS, AS SHOWN IN THE "COMPARISON OF INVESTMENT ADVISERS AND INVESTMENT ADVISORY FEES" SECTION. PRO FORMA TOTAL ANNUAL OPERATING EXPENSES HAVE BEEN RESTATED AS IF THE CURRENT MANAGEMENT FEE BREAKPOINTS ON THE WF INDEX FUND HAD BEEN IN EFFECT DURING THE FUND'S FISCAL PERIOD ENDED MARCH 31, 2004.
(2) BARCLAYS GLOBAL FUND ADVISERS, THE MASTER PORTFOLIO'S INVESTMENT ADVISER, IS ENTITLED TO RECEIVE A MONTHLY FEE FOR ITS ADVISORY SERVICES ON BEHALF OF THE MASTER PORTFOLIO.
(3) SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES FOR THE STRONG INDEX 500 FUND UNTIL MAY 1, 2006 TO KEEP NET ANNUAL OPERATING EXPENSES AT NO MORE THAN 0.45%.
(4) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF STRONG INDEX 500 FUND INTO THE INVESTOR CLASS SHARES OF THE WF INDEX FUND.
(5) TOTAL ANNUAL OPERATING EXPENSES FOR THE FUND INCLUDE EXPENSES ALLOCATED FROM THE MASTER PORTFOLIO IN WHICH THE FUND INVESTS.
(6) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL OPERATING EXPENSES SHOWN.

                                     EXAMPLE

     This example is intended to help you compare the cost of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

         FUND                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
         ----                                         ------       -------        -------        --------
         Strong Index 500-
         INVESTOR CLASS                                $46           $218           $405           $946
         PRO FORMA- WF Index (1)
         INVESTOR CLASS                                $46           $193           $402          $1,005

(1) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF STRONG INDEX 500 FUND INTO THE INVESTOR CLASS SHARES OF THE WF INDEX FUND.

     The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

N.   STRONG INTERMEDIATE MUNICIPAL BOND FUND/WF INTERMEDIATE TAX-FREE FUND


     The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The pro forma line items show the WF Intermediate Tax-Free Fund's expenses as if the Reorganization had occurred in the period ended April 30, 2004 for the Strong Intermediate Municipal Bond Fund. The Total Annual Fund Operating Expenses table and Example shown below are based on actual expenses incurred during the Fund's most recent six-month period ended April 30, 2004.

                                                 12B-1                                   CONTRACTUAL  NET ANNUAL OPERATING
                                  MANAGE-    DISTRIBUTION                  TOTAL ANNUAL  FEE WAIVERS     EXPENSES (AFTER
                                   MENT       AND SERVICE       OTHER        OPERATING      AND/OR     CONTRACTUAL WAIVERS
FUND                             FEES (1)        FEES          EXPENSES      EXPENSES    ABSORPTIONS   AND/OR ABSORPTIONS)
------------------------------ ------------ ---------------- ------------- ------------ ------------- --------------------
Strong Intermediate                0.37%         0.25%           0.53%       1.15%(2)       0.00%         1.15%(2) (5)
MUNICIPAL BOND
INVESTOR CLASS
PRO FORMA-WF Intermediate
Tax-Free (3)
INVESTOR CLASS                     0.40%         0.00%           0.94%       1.34%          0.59%         0.75%(4)

(1) EACH FUND HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS, AS SHOWN IN THE "COMPARISON OF INVESTMENT ADVISERS AND INVESTMENT ADVISORY FEES" SECTION.
(2)  WITH ALL FEE  WAIVERS  AND/OR  EXPENSE  ABSORPTIONS,  NET ANNUAL  OPERATING
     EXPENSES WERE 0.50%. SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.
(3) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF STRONG INTERMEDIATE MUNICIPAL BOND FUND INTO THE INVESTOR CLASS SHARES OF THE WF INTERMEDIATE TAX-FREE FUND.
(4) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL OPERATING EXPENSES SHOWN.
(5) PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS, SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES IN THE AMOUNT OF 0.01% FROM MAY 21, 2004 UNTIL MAY 21, 2005. WITH THIS WAIVER, AND WITH ANY CREDITS, AND/OR FEE WAIVERS AND/OR EXPENSE ABSORPTIONS, NET ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 0.49%. SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.

                                     EXAMPLE


     This example is intended to help you compare the cost of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                                  1 YEAR      3 YEARS      5 YEARS        10 YEARS
Strong Intermediate Municipal Bond-
INVESTOR CLASS                                         $117         $365         $633            $1,398
PRO FORMA- WF Intermediate Tax-Free (1)
INVESTOR CLASS                                          $77         $305         $618            $1,506


(1) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF STRONG INTERMEDIATE MUNICIPAL BOND FUND INTO THE INVESTOR CLASS SHARES OF THE WF INTERMEDIATE TAX-FREE FUND.

     The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

O.   STRONG LARGE CAP GROWTH FUND/WF LARGE CAP GROWTH FUND


     The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The pro forma line items show the WF Large Cap Growth Fund's expenses as if the Reorganization had occurred in the period ended June 30, 2004 for the Strong Large Cap Growth Fund. The Total Annual Fund Operating Expenses table and Example shown below are based on actual expenses incurred during the Fund's most recent six-month period ended June 30, 2004.


                                                                                                        NET ANNUAL
                                                                                                    OPERATING EXPENSES
                                                                   TOTAL ANNUAL    CONTRACTUAL FEE  (AFTER CONTRACTUAL
                                  MANAGEMENT FEES    OTHER          OPERATING      WAIVERS AND/OR     WAIVERS AND/OR
FUND                                    (1)         EXPENSES         EXPENSES        ABSORPTIONS       ABSORPTIONS)

-------------------------------- ---------------- ------------- ----------------- ---------------- -------------------
Strong Large Cap Growth                0.55%          0.69%            1.24%(2)        0.033%         1.207%(2) (3)
INVESTOR CLASS
PRO FORMA-WF Large Cap Growth (4)
INVESTOR CLASS                         0.74%          0.76%            1.50%            0.31%          1.19%(5)

(1) EACH FUND HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS, AS SHOWN IN THE "COMPARISON OF INVESTMENT ADVISERS AND INVESTMENT ADVISORY FEES" SECTION.
(2) THE FUND PARTICIPATED IN A PROGRAM UNDER WHICH IT RECEIVED A CREDIT FOR PART OF THE BROKERAGE COMMISSION PAID IN TRANSACTIONS WITH PARTICIPATING BROKERS. THIS CREDIT WAS APPLIED TO THE FUND'S OTHER EXPENSES THAT WERE NOT ATTRIBUTABLE TO SCM OR ITS AFFILIATES. AFTER GIVING EFFECT TO THESE CREDITS AND WITH ALL FEE WAIVERS AND/OR EXPENSE ABSORPTIONS (INCLUDING WAIVERS PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS), NET ANNUAL OPERATING EXPENSES WERE 1.19% . SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.
(3) PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS, SCM HAS CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES IN THE AMOUNT OF 0.033% UNTIL MAY 21, 2005.
(4) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF STRONG LARGE CAP GROWTH FUND INTO THE INVESTOR CLASS SHARES OF THE WF LARGE CAP GROWTH FUND.
(5) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL OPERATING EXPENSES SHOWN.

                                     EXAMPLE


     This example is intended to help you compare the cost of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                              1 YEAR         3 YEARS        5 YEARS        10 YEARS
----                                              ------         -------        -------        --------
Strong Large Cap Growth-
INVESTOR CLASS                                     $123           $390            $678          $1,497
PRO FORMA- WF Large Cap Growth (1)
INVESTOR CLASS                                     $121           $412            $758          $1,736

(1) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF STRONG LARGE CAP GROWTH FUND INTO THE INVESTOR CLASS SHARES OF THE WF LARGE CAP GROWTH FUND.

     The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

P. STRONG LARGE COMPANY GROWTH FUND/STRONG ENDEAVOR FUND/WF CAPITAL GROWTH FUND


     The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The pro forma line items show the WF Capital Growth Fund's expenses as if the Reorganization had occurred in the period ended June 30, 2004 for (a) the Strong Large Company Growth Fund,
(b) the Strong Endeavor Fund, and (c) the Strong Large Company Growth and Strong Endeavor Funds. The Total Annual Fund Operating Expenses table and Example shown below are based on actual expenses incurred during the Fund's most recent six-month period ended June 30, 2004.


                                                                                                        NET ANNUAL
                                              12B-1                                   CONTRACTUAL   OPERATING EXPENSES
                                MANAGE-    DISTRIBUTION               TOTAL ANNUAL    FEE WAIVERS   (AFTER CONTRACTUAL
                                 MENT      AND SERVICE    OTHER        OPERATING        AND/OR        WAIVERS AND/OR
FUND                           FEES (1)        FEES     EXPENSES        EXPENSES      ABSORPTIONS      ABSORPTIONS)
---------------------------- ------------ ------------ ------------ --------------- -------------- -------------------
Strong Large Company Growth      0.75%        0.25%        0.81%        1.81%(2)         0.343%        1.467%(2) (3)
INVESTOR CLASS
CLASS K                          0.75%        0.00%        0.65%        1.40%(2)         0.443%        0.957%(2) (3)
STRONG ENDEAVOR
INVESTOR CLASS                   0.75%        0.25%        1.12%        2.12%(2)         0.153%        1.967%(2) (3)
PRO FORMA-WF Capital
Growth (4)
INVESTOR CLASS                   0.75%        0.00%        0.92%        1.67%             0.25%         1.42%(5)
INSTITUTIONAL CLASS              0.75%        0.00%        0.57%        1.32%             0.38%         0.94%(5)
PRO FORMA-WF Capital
Growth(6)
INVESTOR CLASS                   0.75%        0.00%        1.07%        1.82%             0.40%         1.42%(5)
PRO FORMA-WF Capital
Growth (7)
INVESTOR CLASS                   0.75%        0.00%        0.88%        1.63%             0.21%         1.42%(5)
INSTITUTIONAL CLASS              0.75%        0.00%        0.53%        1.28%             0.34%         0.94%(5)

(1) EACH FUND HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS, AS SHOWN IN THE "COMPARISON OF INVESTMENT ADVISERS AND INVESTMENT ADVISORY FEES" SECTION.

(2) THE FUND PARTICIPATED IN A PROGRAM UNDER WHICH IT RECEIVED A CREDIT FOR PART OF THE BROKERAGE COMMISSION PAID IN TRANSACTIONS WITH PARTICIPATING BROKERS. THIS CREDIT WAS APPLIED TO THE FUND'S OTHER EXPENSES THAT WERE NOT ATTRIBUTABLE TO SCM OR ITS AFFILIATES. AFTER GIVING EFFECT TO THESE CREDITS AND WITH ALL FEE WAIVERS AND/OR EXPENSE ABSORPTIONS(INCLUDING WAIVERS PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS), NET ANNUAL OPERATING EXPENSES WERE AS FOLLOWS:

             Strong Large Company Growth
             INVESTOR CLASS                     1.45%
             CLASS K                            0.94%
             Strong Endeavor
             INVESTOR CLASS                     1.95%

SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.

(3) SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES FOR AN INDEFINITE PERIOD OF TIME TO KEEP NET ANNUAL OPERATING EXPENSES AT NO MORE THAN 1.50% AND 0.99% FOR THE INVESTOR CLASS AND CLASS K, RESPECTIVELY, OF THE STRONG LARGE COMPANY GROWTH FUND. THIS CONTRACT MAY ONLY BE TERMINATED BY THE BOARD, BUT NOT BEFORE MAY 1, 2006. SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES FOR THE STRONG ENDEAVOR FUND UNTIL MAY 1, 2006 TO KEEP TOTAL ANNUAL OPERATING EXPENSES AT NO MORE THAN 2.00%. PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS, SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES IN THE AMOUNT OF 0.033% UNTIL MAY 21, 2005.
(4) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS AND CLASS K SHARES OF STRONG LARGE COMPANY GROWTH FUND INTO THE INVESTOR CLASS AND INSTITUTIONAL CLASS SHARES OF THE WF CAPITAL GROWTH FUND.
(5) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL OPERATING EXPENSES SHOWN.
(6) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF STRONG ENDEAVOR FUND INTO THE INVESTOR CLASS SHARES OF THE WF CAPITAL GROWTH FUND.
(7) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS AND CLASS K SHARES OF STRONG LARGE COMPANY GROWTH FUND AND THE INVESTOR CLASS SHARES OF THE STRONG ENDEAVOR FUND INTO THE INVESTOR CLASS AND INSTITUTIONAL CLASS SHARES OF THE WF CAPITAL GROWTH FUND.

                                     EXAMPLE

     This example is intended to help you compare the cost of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                                 1 YEAR       3 YEARS        5 YEARS        10 YEARS
----                                                 ------       -------        -------        --------
Strong Large Company Growth-
INVESTOR CLASS                                        $149         $536            $948          $2,099
CLASS K                                                $98         $400            $724          $1,641
Strong Endeavor-
INVESTOR CLASS                                        $200         $649          $1,125          $2,440
PRO FORMA- WF Capital Growth(1)
INVESTOR CLASS                                        $145         $476            $859          $1,933
INSTITUTIONAL CLASS                                    $96         $341            $649          $1,522
PRO FORMA- WF Capital Growth (2)
INVESTOR CLASS                                        $145         $493            $908          $2,070
PRO FORMA- WF Capital Growth (3)
INVESTOR CLASS                                        $145         $472            $846          $1,896
INSTITUTIONAL CLASS                                    $96         $337            $635          $1,484


(1) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS AND CLASS K SHARES OF STRONG LARGE COMPANY GROWTH FUND INTO THE INVESTOR CLASS AND INSTITUTIONAL CLASS SHARES OF THE WF CAPITAL GROWTH FUND.
(2) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF STRONG ENDEAVOR FUND INTO THE INVESTOR CLASS SHARES OF THE WF CAPITAL GROWTH FUND].
(3) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS AND CLASS K SHARES OF STRONG LARGE COMPANY GROWTH FUND AND THE INVESTOR CLASS SHARES OF THE STRONG ENDEAVOR FUND INTO THE INVESTOR CLASS AND INSTITUTIONAL CLASS SHARES OF THE WF CAPITAL GROWTH FUND.

     The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

Q. STRONG LIFE STAGE SERIES-AGGRESSIVE PORTFOLIO/WF LIFE STAGE-AGGRESSIVE PORTFOLIO


     The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The pro forma line items show the WF Life Stage - Aggressive Portfolio's expenses as if the Reorganization had occurred in the period ended June 30, 2004 for the Strong Life Stage Series - Aggressive Portfolio. The Total Annual Fund Operating Expenses table and Example shown below are based on actual expenses incurred during the Fund's most recent six-month period ended June 30, 2004.

                                                                                                                 NET ANNUAL
                                                                                                                 OPERATING
                                                                                                CONTRACTUAL    EXPENSES (AFTER
                                                                                TOTAL ANNUAL    FEE WAIVERS     CONTRACTUAL
                                                     OTHER     UNDERLYING FUND    OPERATING       AND/OR       WAIVERS AND/OR
FUND                               MANAGEMENT FEES  EXPENSES      EXPENSES (1)     EXPENSES     ABSORPTIONS      ABSORPTIONS)
---------------------------------- -------------- ------------ --------------- -------------- -------------- -----------------
Strong Life Stage Series                Not          0.52%         1.41%         1.93%(2)         0.48%        1.45%(2) (3)
-Aggressive
INVESTOR CLASS                      APPLICABLE
PRO FORMA-WF Life Stage -
Aggressive (4)
INVESTOR CLASS                         0.00%         1.00%         1.14%(5)      2.14%            0.69%        1.45%(6)

(1) UNDERLYING FUND EXPENSES HAVE BEEN STATED AS IF THE UNDERLYING FUND LINE UP EFFECTIVE FEBRUARY 2, 2004 HAD BEEN IN EFFECT FOR THE ENTIRE PERIOD.
(2) AFTER GIVING EFFECT TO ANY UNDERLYING FUND BROKERAGE CREDITS AND/OR FEE WAIVERS AND/OR EXPENSE ABSORPTIONS, THE NET ANNUAL OPERATING EXPENSES WERE 1.42%. SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.
(3) SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES FOR THE LIFE STAGE SERIES - AGGRESSIVE PORTFOLIO UNTIL MAY 1, 2006 TO KEEP NET ANNUAL OPERATING EXPENSES AT NO MORE THAN 1.45%.
(4) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF STRONG LIFE STAGE SERIES - AGGRESSIVE PORTFOLIO INTO THE INVESTOR CLASS SHARES OF THE WF LIFE STAGE - AGGRESSIVE PORTFOLIO.
(5) UNDERLYING FUND EXPENSES ARE ESTIMATED. UNDERLYING FUND EXPENSES MAY BE AFFECTED BY A CHANGE IN UNDERLYING FUNDS, FUND ALLOCATIONS, AND UNDERLYING FUND EXPENSE RATIOS AT THE UNDERLYING FUND LEVEL.
(6) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL OPERATING EXPENSES SHOWN.

                                     EXAMPLE

     This example is intended to help you compare the cost of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                   1 YEAR    3 YEARS     5 YEARS     10 YEARS
----                                   ------    -------     -------     --------
Strong Life Stage Series -
Aggressive-
INVESTOR CLASS                         $148       $560         $997       $2,215
PRO FORMA- WF Life Stage -
Aggressive (1)
INVESTOR CLASS                         $148       $533       $1,019       $2,360

(1) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF STRONG LIFE STAGE SERIES - AGGRESSIVE PORTFOLIO INTO THE INVESTOR CLASS SHARES OF THE WF LIFE STAGE - AGGRESSIVE PORTFOLIO.

     The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

R. STRONG LIFE STAGE SERIES-CONSERVATIVE PORTFOLIO/WF LIFE STAGE-CONSERVATIVE PORTFOLIO

     The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The pro forma line items show the WF Life Stage - Conservative Portfolio's expenses as if the Reorganization had occurred in the period ended June 30, 2004 for the Strong Life Stage Series - Conservative Portfolio. The Total Annual Fund Operating Expenses table and Example shown below are based on actual expenses incurred during the Fund's most recent six-month period ended June 30, 2004.

                                                                                                               NET ANNUAL
                                                                                                                OPERATING
                                                                                                             EXPENSES (AFTER
                                                                UNDERLYING    TOTAL ANNUAL  CONTRACTUAL FEE    CONTRACTUAL
                                                    OTHER      FUND EXPENSES    OPERATING    WAIVERS AND/OR  WAIVERS AND/OR
FUND                             MANAGEMENT FEES  EXPENSES          (1)         EXPENSES      ABSORPTIONS     ABSORPTIONS)

-------------------------------- --------------- ------------ -------------- -------------- --------------- ----------------
Strong Life Stage -              Not applicable        0.56%       1.19%         1.75%(2)        0.50%         1.25%(2) (3)
Conservative
INVESTOR CLASS
PRO FORMA-WF Life Stage -
Conservative (1)
INVESTOR CLASS                            0.00%        1.02%       0.85%(5)      1.87%           0.62%         1.25%(6)

(1) UNDERLYING FUND EXPENSES HAVE BEEN STATED AS IF THE UNDERLYING FUND LINE UP EFFECTIVE FEBRUARY 2, 2004 HAD BEEN IN EFFECT FOR THE ENTIRE PERIOD.
(2) AFTER GIVING EFFECT TO ANY UNDERLING FUND BROKERAGE CREDITS AND/OR FEE WAIVERS AND/OR EXPENSE ABSORPTIONS, THE NET ANNUAL OPERATING EXPENSES WERE 1.22%. SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.
(3) SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES FOR THE LIFE STAGE SERIES - CONSERVATIVE PORTFOLIO UNTIL MAY 1, 2006 TO KEEP NET ANNUAL OPERATING EXPENSES AT NO MORE THAN 1.25%.
(4) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF STRONG LIFE STAGE SERIES - CONSERVATIVE PORTFOLIO INTO THE INVESTOR CLASS SHARES OF THE WF LIFE STAGE - CONSERVATIVE PORTFOLIO.
(5) UNDERLYING FUND EXPENSES ARE ESTIMATED. UNDERLYING FUND EXPENSES MAY BE AFFECTED BY A CHANGE IN UNDERLYING FUNDS, FUND ALLOCATIONS, AND UNDERLYING FUND EXPENSE RATIOS AT THE UNDERLYING FUND LEVEL.
(6) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL FUND OPERATING EXPENSES SHOWN.

                                     EXAMPLE


     This example is intended to help you compare the cost of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                            1 YEAR         3 YEARS        5 YEARS        10 YEARS
----                                            ------         -------        -------        --------
Strong Life Stage Series - Conservative-
INVESTOR CLASS                                   $127           $502           $902           $2,021
PRO FORMA- WF Life Stage - Conservative
(1)
INVESTOR CLASS                                   $127           $464           $892           $2,086

(1) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF STRONG LIFE STAGE SERIES - CONSERVATIVE PORTFOLIO INTO THE INVESTOR CLASS SHARES OF THE WF LIFE STAGE - CONSERVATIVE PORTFOLIO.

     The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

S.   STRONG  LIFE  STAGE   SERIES-MODERATE   PORTFOLIO/WF  LIFE   STAGE-MODERATE
     PORTFOLIO


     The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The pro forma line items show the WF Life Stage - Moderate Portfolio's expenses as if the Reorganization had occurred in the period ended June 30, 2004 for the Strong Life Stage Series - Moderate Portfolio. The Total Annual Fund Operating Expenses table and Example shown below are based on actual expenses incurred during the Fund's most recent six-month period June 30, 2004.

                                                                                                                NET ANNUAL OPERATING
                                                                UNDERLYING    TOTAL ANNUAL   CONTRACTUAL FEE      EXPENSES (AFTER
                                                    OTHER      FUND EXPENSES    OPERATING     WAIVERS AND/OR    CONTRACTUAL WAIVERS
FUND                             MANAGEMENT FEES  EXPENSES          (1)         EXPENSES       ABSORPTIONS      AND/OR ABSORPTIONS)

-------------------------------- --------------- ------------ -------------- -------------- ----------------- ---------------------
Strong Life Stage Series -         Not applicable   0.45%         1.28%         1.73%(2)          0.38%             1.35%(2) (3)
Moderate
INVESTOR CLASS
PRO FORMA-WF Life Stage -
Moderate (4)
INVESTOR CLASS                         0.00%        0.90%         1.01%(5)      1.91%             0.56%            1.35%(6)

(1) UNDERLYING FUND EXPENSES HAVE BEEN STATED AS IF THE UNDERLYING FUND LINE UP EFFECTIVE FEBRUARY 2, 2004 HAD BEEN IN EFFECT FOR THE ENTIRE PERIOD.
(2) AFTER GIVING EFFECT TO ANY UNDERLYING FUND BROKERAGE CREDITS AND/OR FEE WAIVERS AND/OR EXPENSE ABSORPTIONS, THE NET ANNUAL OPERATING EXPENSES WERE 1.32%. SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.
(3) SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES FOR THE LIFE STAGE SERIES - MODERATE PORTFOLIO UNTIL MAY 1, 2006 TO KEEP NET ANNUAL OPERATING EXPENSES AT NO MORE THAN 1.35%.
(4) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF STRONG LIFE STAGE SERIES - MODERATE PORTFOLIO INTO THE INVESTOR CLASS SHARES OF THE WF LIFE STAGE - MODERATE PORTFOLIO.
(5) UNDERLYING FUND EXPENSES ARE ESTIMATED. UNDERLYING FUND EXPENSES MAY BE AFFECTED BY A CHANGE IN UNDERLYING FUNDS, FUND ALLOCATIONS, AND UNDERLYING FUND EXPENSE RATIOS AT THE UNDERLYING FUND LEVEL.
(6) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL OPERATING EXPENSES SHOWN.

                                     EXAMPLE


     This example is intended to help you compare the cost of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                           1 YEAR         3 YEARS        5 YEARS       10 YEARS
----                                           ------         -------        -------       --------
Strong Life Stage Series - Moderate-
INVESTOR CLASS                                  $137           $508           $903          $2,009
PRO FORMA- WF Life Stage - Moderate (1)
INVESTOR CLASS                                  $137           $488           $925          $2,139

(1) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF STRONG LIFE STAGE SERIES - MODERATE PORTFOLIO INTO THE INVESTOR CLASS SHARES OF THE WF LIFE STAGE - MODERATE PORTFOLIO.

     The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

T.   STRONG MID CAP DISCIPLINED FUND/WF MID CAP DISCIPLINED FUND


     The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The pro forma line items show the WF Mid Cap Disciplined Fund's expenses as if the Reorganization had occurred in the period ended June 30, 2004 for the Strong Mid Cap Disciplined Fund. The Total Annual Fund Operating Expenses table and Example shown below are based on actual expenses incurred during the Fund's most recent six-month period ended June 30, 2004.

                                                                                                        NET ANNUAL
                                                                                                    OPERATING EXPENSES
                                                                 TOTAL ANNUAL    CONTRACTUAL FEE    (AFTER CONTRACTUAL
                                  MANAGEMENT         OTHER         OPERATING      WAIVERS AND/OR      WAIVERS AND/OR
FUND                               FEES (1)         EXPENSES       EXPENSES        ABSORPTIONS         ABSORPTIONS)
------------------------------- ------------------ ----------- --------------- ------------------- -------------------
Strong Mid Cap Disciplined            0.75%           0.63%        1.38%(2)           0.033%           1.347%(2) (3)
INVESTOR CLASS
PRO FORMA-WF Mid Cap
Disciplined (4)
INVESTOR CLASS                        0.75%           0.82%        1.57%               0.26%            1.31%(5)

(1) EACH FUND HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS, AS SHOWN IN THE "COMPARISON OF INVESTMENT ADVISERS AND INVESTMENT ADVISORY FEES" SECTION.
(2) THE FUND PARTICIPATED IN A PROGRAM UNDER WHICH IT RECEIVED A CREDIT FOR PART OF THE BROKERAGE COMMISSION PAID IN TRANSACTIONS WITH PARTICIPATING BROKERS. THIS CREDIT WAS APPLIED TO THE FUND'S OTHER EXPENSES THAT WERE NOT ATTRIBUTABLE TO SCM OR ITS AFFILIATES. AFTER GIVING EFFECT TO THESE CREDITS AND WITH ALL FEE WAIVERS AND/OR EXPENSE ABSORPTIONS(INCLUDING WAIVERS PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS), NET ANNUAL OPERATING EXPENSES WERE 1.31%. SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.
(3) PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS, SCM HAS CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES IN THE AMOUNT OF 0.033% UNTIL MAY 21, 2005.
(4) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF STRONG MID CAP DISCIPLINED FUND INTO THE INVESTOR CLASS SHARES OF THE WF MID CAP DISCIPLINED FUND.
(5) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL OPERATING EXPENSES SHOWN.

                                     EXAMPLE


     This example is intended to help you compare the cost of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                                  1 YEAR          3 YEARS          5 YEARS         10 YEARS
----                                                  ------          -------          -------         --------
Strong Mid Cap Disciplined-                            $137             $434            $752            $1,655
INVESTOR CLASS
PRO FORMA- WF Mid Cap Disciplined (1)                  $133             $443            $805            $1,822
INVESTOR CLASS

(1) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF STRONG MID CAP DISCIPLINED FUND INTO THE INVESTOR CLASS SHARES OF THE WF MID CAP DISCIPLINED FUND.

     The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

U.   STRONG MINNESOTA TAX-FREE FUND/WF MINNESOTA TAX-FREE FUND


     The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The pro forma line items show the WF Minnesota Tax-Free Fund's expenses as if the Reorganization had occurred in the period ended June 30, 2004 for the Strong Minnesota Tax-Free Fund. The Total Annual Fund Operating Expenses table and Example shown below are based on actual expenses incurred during the Fund's most recent twelve-month period ended June 30, 2004.

                                                                                                               NET ANNUAL
                                                                                                               OPERATING
                                                                                                            EXPENSES (AFTER
                                                      12B-1                  TOTAL ANNUAL  CONTRACTUAL FEE    CONTRACTUAL
                                 MANAGEMENT FEES   DISTRIBUTION     OTHER      OPERATING    WAIVERS AND/OR  WAIVERS AND/OR
FUND                                   (1)       AND SERVICE FEES  EXPENSES     EXPENSES      ABSORPTIONS     ABSORPTIONS)
-------------------------------- --------------- -------------- ------------ -------------- --------------- ----------------
Strong Minnesota Tax-Free                 0.37%          0.25%        1.62%       2.24%(2)        0.00%        2.24%(2)
INVESTOR CLASS
CLASS C                                   0.37%          1.00%        1.74%       3.11%(2)        0.61%        2.50%(2) (3)
PRO FORMA-WF Minnesota
Tax-Free (4)
CLASS Z                                   0.40%          0.00%        0.83%       1.23%           0.45%        0.78%(5)
CLASS C                                   0.40%          0.75%        0.66%       1.81%           0.21%        1.60%(5)

(1) EACH FUND HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS, AS SHOWN IN THE "COMPARISON OF INVESTMENT ADVISERS AND INVESTMENT ADVISORY FEES" SECTION.
(2) WITH ALL FEE WAIVERS AND/OR EXPENSE ABSORPTIONS, NET ANNUAL OPERATING EXPENSES WERE 0.00% FOR BOTH THE INVESTOR CLASS AND CLASS C. SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.
(3) SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES FOR THE CLASS C SHARES OF THE STRONG MINNESOTA TAX-FREE FUND UNTIL MARCH 1, 2005 TO KEEP NET ANNUAL OPERATING EXPENSES AT NO MORE THAN 2.50%.
(4) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS AND CLASS C SHARES OF STRONG MINNESOTA TAX-FREE FUND INTO THE CLASS Z AND CLASS C SHARES, RESPECTIVELY, OF THE WF MINNESOTA TAX-FREE FUND.
(5) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL OPERATING EXPENSES SHOWN.

                                     EXAMPLE


     This example is intended to help you compare the cost of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
----                                                 ------     -------     -------     --------
Strong Minnesota Tax-Free
CLASS C (if you redeem your shares)                   $227        $701       $1,201      $2,576
INVESTOR CLASS                                        $353        $904       $1,579      $3,382
CLASS C (if you do NOT redeem shares)                 $253        $904       $1,579      $3,382
PRO FORMA- WF Minnesota Tax-Free (1)
CLASS Z                                                $80        $299         $588      $1,411
CLASS C (if you redeem your shares)                   $263        $528         $941      $2,095
CLASS C (if you do NOT redeem your shares)            $163        $528         $941      $2,095

(1) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS AND CLASS C SHARES OF STRONG MINNESOTA TAX-FREE FUND INTO THE INVESTOR CLASS AND CLASS C SHARES OF THE WF MINNESOTA TAX-FREE FUND.

     The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

V.   STRONG MONEY MARKET FUND/WF MONEY MARKET FUND


     The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The pro forma line items show the WF Money Market Fund's expenses as if the Reorganization had occurred in the period ended March 31, 2004 for the Strong Money Market Fund. The Total Annual Fund Operating Expenses table and Example shown below are based on actual expenses incurred during the Fund's most recent twelve-month period ended March 31, 2004.

                                                                                                       NET ANNUAL
                                                                                                       OPERATING
                                                                                      CONTRACTUAL   EXPENSES (AFTER
                                                                      TOTAL ANNUAL    FEE WAIVERS     CONTRACTUAL
                                          MANAGEMENT      OTHER        OPERATING        AND/OR       WAIVERS AND/OR
FUND                                       FEES (1)     EXPENSES        EXPENSES      ABSORPTIONS     ABSORPTIONS)
--------------------------------------- -------------- ------------ --------------- -------------- -----------------
Strong Money Market                          0.15%        0.86%        1.01%           0.36%          0.65%(2)
INVESTOR CLASS
PRO FORMA-WF Money Market (3)
INVESTOR Class                               0.27%        0.73%        1.00%           0.35%          0.65%(4)

(1) THE WF MONEY MARKET FUND HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS, AS SHOWN IN THE "COMPARISON OF INVESTMENT ADVISERS AND INVESTMENT ADVISORY FEES" SECTION. PRO FORMA TOTAL ANNUAL OPERATING EXPENSES HAVE BEEN RESTATED AS IF THE CURRENT MANAGEMENT FEE BREAKPOINTS ON THE WF MONEY MARKET FUND HAD BEEN IN EFFECT DURING THE FUND'S FISCAL PERIOD ENDED MARCH 31, 2004.
(2) SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES UNTIL MARCH 1, 2006 TO KEEP NET ANNUAL OPERATING EXPENSES AT NO MORE THAN 0.65%.
(3) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF STRONG MONEY MARKET FUND INTO THE INVESTOR CLASS SHARES OF THE WF MONEY MARKET FUND.
(4) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL OPERATING EXPENSES SHOWN.

                                     EXAMPLE


     This example is intended to help you compare the cost of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                                 1 YEAR      3 YEARS     5 YEARS     10 YEARS
----                                                 ------      -------     -------     --------
Strong Money Market-
INVESTOR CLASS                                         $67        $286        $524        $1,206
WF Money Market
INVESTOR CLASS
PRO FORMA- WF Money Market (1)
INVESTOR CLASS                                         $67        $247        $483        $1,159

(1) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF STRONG MONEY MARKET FUND INTO THE INVESTOR CLASS SHARES OF THE WF MONEY MARKET FUND.

     The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

W.   STRONG MUNICIPAL MONEY MARKET FUND/WF MUNICIPAL MONEY MARKET FUND


The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The pro forma line items show the WF Municipal Money Market Fund's expenses as if the Reorganization had occurred in the period ended April 30, 2004 for the Strong Municipal Money Market Fund. The Total Annual Fund Operating Expenses table and Example shown below are based on actual expenses incurred during the Fund's most recent six-month period ended April 30, 2004.

                                                                                                NET ANNUAL
                                                                                                OPERATING
                                                                               CONTRACTUAL   EXPENSES (AFTER
                                                               TOTAL ANNUAL    FEE WAIVERS     CONTRACTUAL
                                 MANAGEMENT FEES    OTHER        OPERATING       AND/OR       WAIVERS AND/OR
FUND                                   (1)        EXPENSES       EXPENSES      ABSORPTIONS     ABSORPTIONS)
-------------------------------- --------------- ------------ -------------- -------------- -----------------
Strong Municipal Money Market             0.15%        0.50%       0.65%(2)       0.00%          0.65%(2)
INVESTOR CLASS
PRO FORMA-WF Municipal Money
Market (3)
INVESTOR CLASS                            0.29%        0.81%       1.10%          0.46%          0.64%(4)

(1) THE WF MUNICIPAL MONEY MARKET FUND HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS, AS SHOWN IN THE "COMPARISON OF INVESTMENT ADVISERS AND INVESTMENT ADVISORY FEES" SECTION.
(2) WITH ALL FEE WAIVERS AND/OR EXPENSE ABSORPTIONS, THE NET ANNUAL OPERATING EXPENSES WERE 0.64%. SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.
(3) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF STRONG MUNICIPAL MONEY MARKET FUND INTO THE INVESTOR CLASS SHARES OF THE WF MUNICIPAL MONEY MARKET FUND.
(4) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL OPERATING EXPENSES SHOWN.

                                     EXAMPLE


     This example is intended to help you compare the cost of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                               1 YEAR   3 YEARS   5 YEARS    10 YEARS
----                                               ------   -------   -------    --------
Strong Municipal Money Market-
INVESTOR CLASS                                       $66      $208      $362        $810
PRO FORMA- WF Municipal Money Market (1)             $65      $256      $515      $1,255
INVESTOR CLASS

(1) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF STRONG MUNICIPAL MONEY MARKET FUND INTO THE INVESTOR CLASS SHARES OF THE WF MUNICIPAL MONEY MARKET FUND.

     The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

X.       STRONG OPPORTUNITY FUND/WF OPPORTUNITY FUND


     The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The pro forma line items show the WF Opportunity Fund's expenses as if the Reorganization had occurred in the period ended June 30, 2004 for the Strong Opportunity Fund. The Total Annual Fund Operating Expenses table and Example shown below are based on actual expenses incurred during the Fund's most recent six-month period ended June 30, 2004.


                                                                                                              NET ANNUAL
                                              12B-1                                                       OPERATING EXPENSES
                                           DISTRIBUTION                    TOTAL ANNUAL   CONTRACTUAL FEE (AFTER CONTRACTUAL
                              MANAGEMENT   AND SERVICE                       OPERATING    WAIVERS AND/OR    WAIVERS AND/OR
FUND                           FEES (7)        FEES     OTHER EXPENSES       EXPENSES       ABSORPTIONS      ABSORPTIONS)
--------------------------- ------------- ------------ ------------------ -------------- ---------------- ------------------
Strong Opportunity                 0.75%        0.00%        0.66%             1.41%(2)        0.033%        1.377%(2) (3)
INVESTOR CLASS
ADVISOR CLASS                      0.75%        0.25%        0.60%             1.60%(2)        0.033%        1.567%(2) (3)
CLASS K                            0.75%        0.00%        0.64%             1.39%(2)        0.223%        1.167%(2) (3)
PRO FORMA-WF Opportunity (4)
INVESTOR CLASS                     0.68%        0.00%        0.80%             1.48%            0.13%         1.35%(5)
ADVISOR CLASS                      0.68%        0.00%        0.63%             1.31%            0.02%         1.29%(5)
INSTITUTIONAL CLASS                0.68%        0.00%        0.45%             1.13%            0.09%         1.04%(5)

(1) EACH FUND HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS, AS SHOWN IN THE "COMPARISON OF INVESTMENT ADVISERS AND INVESTMENT ADVISORY FEES" SECTION.
(2) THE FUND PARTICIPATED IN A PROGRAM UNDER WHICH IT RECEIVED A CREDIT FOR PART OF THE BROKERAGE COMMISSION PAID IN TRANSACTIONS WITH PARTICIPATING BROKERS. THIS CREDIT WAS APPLIED TO THE FUND'S OTHER EXPENSES THAT WERE NOT ATTRIBUTABLE TO SCM OR ITS AFFILIATES. AFTER GIVING EFFECT TO THESE CREDITS AND WITH ALL FEE WAIVERS AND/OR EXPENSE ABSORPTIONS(INCLUDING WAIVERS PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS), NET ANNUAL OPERATING EXPENSES WERE 1.35%, 1.53%, 1.17% FOR THE INVESTOR CLASS, ADVISOR CLASS, AND CLASS K, RESPECTIVELY. SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.
(3) SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES FOR THE CLASS K SHARES OF THE STRONG OPPORTUNITY FUND UNTIL MAY 1, 2006 TO KEEP NET ANNUAL OPERATING EXPENSES AT NO MORE THAN 1.20%. IN ADDITION, PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS, SCM HAS CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES IN THE AMOUNT OF 0.033% UNTIL MAY 21, 2005.
(4) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS, ADVISOR CLASS AND CLASS K SHARES OF STRONG OPPORTUNITY FUND INTO THE INVESTOR CLASS, ADVISOR CLASS AND INSTITUTIONAL CLASS SHARES OF THE WF OPPORTUNITY FUND.
(5) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL FUND OPERATING EXPENSES SHOWN.

                                     EXAMPLE


     This example is intended to help you compare the cost of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                         1 YEAR     3 YEARS     5 YEARS     10 YEARS
----                                         ------     -------     -------     --------
Strong Opportunity-
INVESTOR CLASS                                $140       $443        $768        $1,688
ADVISOR CLASS                                 $159       $502        $868        $1,897
CLASS K                                       $119       $418        $739        $1,649
PRO FORMA- WF Opportunity (1)
INVESTOR CLASS                                $137       $442        $783        $1,746
ADVISOR CLASS                                 $131       $411        $714        $1,575
INSTITUTIONAL CLASS                           $106       $341        $604        $1,358

(1) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS, ADVISOR CLASS AND CLASS K SHARES OF STRONG OPPORTUNITY FUND INTO THE INVESTOR CLASS, ADVISOR CLASS AND INSTITUTIONAL CLASS SHARES OF THE WF OPPORTUNITY FUND.

     The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

Y.       STRONG OVERSEAS FUND/WF OVERSEAS FUND


     The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The pro forma line items show the WF Overseas Fund's expenses as if the Reorganization had occurred in the period ended June 30, 2004 for the Strong Overseas Fund. The Total Annual Fund Operating Expenses table and Example shown below are based on actual expenses incurred during the Fund's most recent six-month period ended June 30, 2004.

                                                                                                       NET ANNUAL
                                                                                                       OPERATING
                                                                                                    EXPENSES (AFTER
                                                                TOTAL ANNUAL     CONTRACTUAL FEE      CONTRACTUAL
                                   MANAGEMENT      OTHER         OPERATING       WAIVERS AND/OR      WAIVERS AND/OR
FUND                                FEES (1)      EXPENSES        EXPENSES         ABSORPTIONS        ABSORPTIONS)
-------------------------------- -------------- ------------- --------------- -------------------- -----------------
Strong Overseas                       0.75%         1.16%         1.91%(2)            0.443%         1.467%(2) (3)
INVESTOR CLASS
INSTITUTIONAL CLASS                   0.75%         4.10%         4.85%(2)            0.033%         4.817%(2) (3)
PRO FORMA-WF Overseas (3)
INVESTOR CLASS                        0.95%         0.85%         1.80%                0.34%          1.46%(5)
SELECT CLASS                          0.95%         0.28%         1.23%                0.28%          0.95%(5)

(1) EACH FUND HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS, AS SHOWN IN THE "COMPARISON OF INVESTMENT ADVISERS AND INVESTMENT ADVISORY FEES" SECTION.
(2) THE FUND PARTICIPATED IN A PROGRAM UNDER WHICH IT RECEIVED A CREDIT FOR PART OF THE BROKERAGE COMMISSION PAID IN TRANSACTIONS WITH PARTICIPATING BROKERS. THIS CREDIT WAS APPLIED TO THE FUND'S OTHER EXPENSES THAT WERE NOT ATTRIBUTABLE TO SCM OR ITS AFFILIATES. AFTER GIVING EFFECT TO THESE CREDITS AND WITH ALL FEE WAIVERS AND/OR EXPENSE ABSORPTIONS(INCLUDING WAIVERS PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS), NET ANNUAL OPERATING EXPENSES WERE 1.46% AND 0.95% FOR THE INVESTOR CLASS AND INSTITUTIONAL CLASS, RESPECTIVELY. SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.
(3) SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES FOR THE INVESTOR CLASS SHARES OF THE FUND UNTIL MAY 1, 2006 TO KEEP NET ANNUAL OPERATING EXPENSES AT NO MORE THAN 1.50% . IN ADDITION, PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS, SCM HAS CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES IN THE AMOUNT OF 0.033% UNTIL MAY 21, 2005.
(4) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS AND INSTITUTIONAL CLASS SHARES OF STRONG OVERSEAS FUND INTO THE INVESTOR CLASS AND SELECT CLASS SHARES OF THE WF OVERSEAS FUND.
(5) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL FUND OPERATING EXPENSES SHOWN.

                                     EXAMPLE


     This example is intended to help you compare the cost of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
----                                ------     -------     -------     --------
Strong Overseas-
INVESTOR CLASS                       $149        $557        $991      $2,197
INSTITUTIONAL CLASS                  $482      $1,455      $2,432      $4,885
PRO FORMA- WF Overseas (1)
INVESTOR CLASS                       $149        $498        $910      $2,058
SELECT CLASS                          $97        $333        $620      $1,438

(1) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS AND INSTITUTIONAL CLASS SHARES OF STRONG OVERSEAS FUND INTO THE INVESTOR CLASS AND SELECT CLASS SHARES OF THE WF OVERSEAS FUND.

     The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

Z. STRONG SHORT-TERM BOND FUND/STRONG SHORT-TERM INCOME FUND/WF SHORT-TERM BOND FUND


     The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The pro forma line items show the WF Short-Term Bond Fund's expenses as if the Reorganization had occurred in the period ended April 30, 2004 for (a) the Strong Short-Term Bond Fund, (b) the Strong Short-Term Income Fund, and (c) the Strong Short-Term Bond and Strong Short-Term Income Funds. The Total Annual Fund Operating Expenses table and Example shown below are based on actual expenses incurred during the Fund's most recent six-month period ended April 30, 2004.

                                                                                                                    NET ANNUAL
                                                                                                                    OPERATING
                                                       12B-1                                                     EXPENSES (AFTER
                                                    DISTRIBUTION                TOTAL ANNUAL    CONTRACTUAL FEE    CONTRACTUAL
                                       MANAGEMENT   AND SERVICE    OTHER         OPERATING      WAIVERS AND/OR    WAIVERS AND/OR
FUND                                    FEES (1)        FEES     EXPENSES         EXPENSES        ABSORPTIONS      ABSORPTIONS)
------------------------------------- ------------ ------------ ------------ ----------------- ---------------- -----------------
Strong Short-Term Bond                     0.375%        0.00%       0.625%          1.00%(2)         0.00%         1.00%(2) (7)
INVESTOR CLASS
ADVISOR CLASS                              0.375%        0.25%       0.565%          1.19%(2)         0.00%         1.19%(2) (7)
INSTITUTIONAL CLASS                        0.375%        0.00%       0.155%          0.53%(2)         0.00%         0.53%(2) (7)
Strong Short-Term Income
INVESTOR CLASS                             0.375%        0.25%       0.815%          1.44%(2)         0.00%         1.44%(2) (7)
PRO FORMA-WF Short-Term Bond (3)
INVESTOR CLASS                              0.44%        0.00%        0.81%          1.25%            0.35%         0.90%(4)
ADVISOR CLASS                               0.44%        0.00%        0.64%          1.08%            0.23%         0.85%(4)
SELECT CLASS                                0.44%        0.00%        0.19%          0.63%            0.15%         0.48%(4)
PRO FORMA-WF Short-Term Bond (5)
INVESTOR CLASS                              0.45%        0.00%        0.93%          1.38%            0.48%         0.90%(4)
PRO FORMA-WF Short-Term Bond (6)
INVESTOR CLASS                              0.43%        0.00%        0.82%          1.25%            0.35%         0.90%(4)
ADVISOR CLASS                               0.43%        0.00%        0.65%          1.08%            0.23%         0.85%(4)
SELECT CLASS                                0.43%        0.00%        0.20%          0.63%            0.15%         0.48%(4)

(1) EACH FUND HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS, AS SHOWN IN THE "COMPARISON OF INVESTMENT ADVISERS AND INVESTMENT ADVISORY FEES" SECTION.
(2) THE FUND PARTICIPATED IN A PROGRAM UNDER WHICH IT RECEIVED A CREDIT FOR PART OF THE BROKERAGE COMMISSION PAID IN TRANSACTIONS WITH PARTICIPATING BROKERS. THIS CREDIT WAS APPLIED TO THE FUND'S OTHER EXPENSES THAT WERE NOT ATTRIBUTABLE TO SCM OR ITS AFFILIATES. AFTER GIVING EFFECT TO THESE CREDITS AND WITH ALL FEE WAIVERS AND/OR EXPENSE ABSORPTIONS, NET ANNUAL OPERATING EXPENSES WERE AS FOLLOWS:

                Strong Short-Term Bond
                INVESTOR CLASS                          0.98%
                ADVISOR CLASS                           1.13%
                INSTITUTIONAL CLASS                     0.51%
                Strong Short-Term Income
                INVESTOR CLASS                          0.30%

SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.

(3) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS, ADVISOR CLASS AND INSTITUTIONAL CLASS SHARES OF STRONG SHORT-TERM BOND FUND INTO THE INVESTOR CLASS, ADVISOR CLASS AND SELECT CLASS SHARES OF THE WF SHORT-TERM BOND FUND.
(4) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL OPERATING EXPENSES SHOWN.
(5) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS, ADVISOR CLASS AND INSTITUTIONAL CLASS SHARES OF STRONG SHORT-TERM BOND FUND AND THE INVESTOR CLASS SHARES OF THE STRONG SHORT-TERM INCOME FUND INTO THE INVESTOR CLASS, ADVISOR CLASS AND SELECT CLASS SHARES OF THE WF SHORT-TERM BOND FUND.
(6) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS, ADVISOR CLASS AND INSTITUTIONAL CLASS SHARES OF STRONG SHORT-TERM BOND FUND AND THE INVESTOR CLASS SHARES OF THE STRONG SHORT-TERM INCOME FUND INTO THE INVESTOR CLASS, ADVISOR CLASS AND SELECT CLASS SHARES OF THE WF SHORT-TERM BOND FUND.
(7) PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS, SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES IN THE AMOUNT OF 0.033% FOR THE STRONG SHORT-TERM BOND FUND AND 0.01% FOR STRONG SHORT-TERM INCOME FUND FROM MAY 21, 2004 UNTIL MAY 21, 2005. WITH THIS WAIVER, AND WITH ANY CREDITS, AND/OR FEE WAIVERS AND/OR EXPENSE ABSORPTIONS, NET ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 0.95%, 1.10%, AND 0.48% FOR THE INVESTOR CLASS, ADVISOR CLASS, AND INSTITUTIONAL CLASS, RESPECTIVELY, OF THE STRONG SHORT-TERM BOND FUND, AND 0.29% FOR THE INVESTOR CLASS OF THE STRONG SHORT-TERM INCOME FUND. SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.

                                     EXAMPLE


     This example is intended to help you compare the cost of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                       1 YEAR     3 YEARS        5 YEARS     10 YEARS
----                                       ------     -------        -------     --------
Strong Short-Term Bond-
INVESTOR CLASS                              $102        $318           $552     $1,225
ADVISOR CLASS                               $121        $378           $654     $1,443
INSTITUTIONAL CLASS                          $54        $170           $296       $665
Strong Short-Term Income-
INVESTOR CLASS                              $147        $456           $787     $1,724
PRO FORMA- WF Short-Term Bond (1)
INVESTOR CLASS                               $92        $325           $617     $1,448
ADVISOR CLASS                                $87        $297           $550     $1,275
SELECT CLASS                                 $49        $171           $321       $757
PRO FORMA- WF Short-Term Bond (2)
INVESTOR CLASS                               $92        $340           $661     $1,572
PRO FORMA- WF Short-Term Bond (3)
INVESTOR CLASS                               $92        $325           $617     $1,448
ADVISOR CLASS                                $87        $297           $550     $1,275
SELECT CLASS                                 $49        $171           $321       $757

(1) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS, ADVISOR CLASS AND INSTITUTIONAL CLASS SHARES OF STRONG SHORT-TERM BOND FUND INTO THE INVESTOR CLASS, ADVISOR CLASS AND SELECT CLASS SHARES OF THE WF SHORT-TERM BOND FUND.
(2) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF STRONG SHORT-TERM INCOME FUND INTO THE INVESTOR CLASS SHARES OF THE WF SHORT-TERM BOND FUND.
(3) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS, ADVISOR CLASS AND INSTITUTIONAL CLASS SHARES OF STRONG SHORT-TERM BOND FUND AND THE INVESTOR CLASS SHARES OF THE STRONG SHORT-TERM INCOME FUND INTO THE INVESTOR CLASS, ADVISOR CLASS AND SELECT CLASS SHARES OF THE WF SHORT-TERM BOND FUND.

     The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

AA.  STRONG SHORT-TERM HIGH YIELD BOND FUND/WF SHORT-TERM HIGH YIELD BOND FUND


     The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The pro forma line items show the WF Short-Term High Yield Bond Fund's expenses as if the Reorganization had occurred in the period ended April 30, 2004 for the Strong Short-Term High Yield Bond Fund. The Total Annual Fund Operating Expenses table and Example shown below are based on actual expenses incurred during the Fund's most recent six-month period ended April 30, 2004.

                                                                                                                NET ANNUAL
                                                                                              CONTRACTUAL    OPERATING EXPENSES
                                                      12B-1                     TOTAL ANNUAL   FEE WAIVERS   (AFTER CONTRACTUAL
                                    MANAGEMENT     DISTRIBUTION     OTHER        OPERATING       AND/OR        WAIVERS AND/OR
FUND                                 FEES (1)    AND SERVICE FEES  EXPENSES      EXPENSES     ABSORPTIONS       ABSORPTIONS)

--------------------------------- -------------- -------------- -------------- ------------- -------------- ------------------
Strong Short-Term High Yield             0.375%          0.00%          0.53%      0.91%(2)       0.00%       0.91%(2) (5)
Bond
INVESTOR CLASS
ADVISOR CLASS                            0.375%          0.25%          0.56%      1.19%(2)       0.00%       1.19%(2) (5)
PRO FORMA-WF Short-Term High
Yield Bond (3)
INVESTOR CLASS                            0.55%          0.00%          0.78%      1.33%          0.47%       0.86%(4)
ADVISOR CLASS                             0.55%          0.00%          0.61%      1.16%          0.06%       1.10%(4)

(1) EACH FUND HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS, AS SHOWN IN THE "COMPARISON OF INVESTMENT ADVISERS AND INVESTMENT ADVISORY FEES" SECTION.
(2) WITH ALL FEE WAIVERS AND/OR EXPENSE ABSORPTIONS, NET ANNUAL OPERATING EXPENSES WERE 0.89% AND 1.13% FOR THE INVESTOR CLASS AND ADVISOR CLASS, RESPECTIVELY. SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.
(3) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS AND ADVISOR CLASS SHARES OF STRONG SHORT-TERM HIGH YIELD BOND FUND INTO THE INVESTOR CLASS AND ADVISOR CLASS SHARES OF THE WF SHORT-TERM HIGH YIELD BOND FUND.
(4) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL OPERATING EXPENSES SHOWN.
(5) PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS, SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES IN THE AMOUNT OF 0.033% FROM MAY 21, 2004 UNTIL MAY 21, 2005. WITH THIS WAIVER, AND WITH ANY CREDITS, AND/OR FEE WAIVERS AND/OR EXPENSE ABSORPTIONS, NET ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 0.86% AND 1.10%, RESPECTIVELY. SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.

                                     EXAMPLE


     This example is intended to help you compare the cost of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
----                                                    ------     -------     -------     --------
Strong Short-Term High Yield Bond-
INVESTOR CLASS                                            $93        $290        $504       $1,120
ADVISOR CLASS                                            $121        $378        $654       $1,443
PRO FORMA- WF Short-Term High Yield Bond (1)
INVESTOR CLASS                                            $88        $326        $636       $1,517
ADVISOR CLASS                                            $112        $356        $626       $1,398

(1) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS AND ADVISOR CLASS SHARES OF STRONG SHORT-TERM HIGH YIELD BOND FUND INTO THE INVESTOR CLASS AND ADVISOR CLASS SHARES OF THE WF SHORT-TERM HIGH YIELD BOND FUND.

     The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

BB.  STRONG  SHORT-TERM   MUNICIPAL  BOND  FUND/STRONG   SHORT-TERM  HIGH  YIELD
     MUNICIPAL BOND FUND/WF SHORT-TERM MUNICIPAL BOND FUND


     The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The pro forma line items show the WF Short-Term Municipal Bond Fund's expenses as if the Reorganization had occurred in the period ended April 30, 2004 for (a) the Strong Short-Term Municipal Bond Fund, (b) the Strong Short-Term High Yield Municipal Fund, and (c) the Strong Short-Term Municipal Bond and Strong Short-Term High Yield Municipal Funds. The Total Annual Fund Operating Expenses table and Example shown below are based on actual expenses incurred during the Fund's most recent six-month period ended April 30, 2004.


                                                                                               CONTRACTUAL   NET ANNUAL OPERATING
                                                          12B-1                 TOTAL ANNUAL   FEE WAIVERS     EXPENSES (AFTER
                                         MANAGEMENT    DISTRIBUTION     OTHER     OPERATING      AND/OR      CONTRACTUAL WAIVERS
FUND                                      FEES (1)   AND SERVICE FEES  EXPENSES    EXPENSES     ABSORPTIONS   AND/OR ABSORPTIONS)
--------------------------------------- ------------ -------------- ----------- ------------ -------------- --------------------
Strong Short-Term Municipal Bond              0.25%          0.00%       0.44%     0.69%(2)       0.00%         0.69%(2) (7)
INVESTOR CLASS
CLASS C                                       0.25%          1.00%       0.59%     1.84%(2)       0.00%         1.84%(2) (7)
Strong Short-Term High Yield Municipal
INVESTOR CLASS                                0.35%          0.00%       0.40%     0.75%(2)       0.00%         0.75%(2) (7)
PRO FORMA-WF Short-Term Municipal
Bond (3)
INVESTOR CLASS                                0.40%          0.00%       0.76%     1.16%          0.50%         0.66%(4)
CLASS C                                       0.40%          0.75%       0.59%     1.74%          0.14%         1.60%(4)
PRO FORMA-WF Short-Term Municipal
Bond (5)
INVESTOR CLASS                                0.40%          0.00%       0.78%     1.18%          0.52%         0.66%(4)
PRO FORMA-WF Short-Term Municipal
Bond (6)
INVESTOR CLASS                                0.39%          0.00%       0.75%     1.14%          0.48%         0.66%(4)
CLASS C                                       0.39%          0.75%       0.58%     1.72%          0.12%         1.60%(4)

(1) EACH FUND HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS, AS SHOWN IN THE "COMPARISON OF INVESTMENT ADVISERS AND INVESTMENT ADVISORY FEES" SECTION.
(2) WITH ALL FEE WAIVERS AND/OR EXPENSE ABSORPTIONS, NET ANNUAL OPERATING EXPENSES WERE AS FOLLOWS:

                Strong Short-Term Municipal Bond
                INVESTOR CLASS                                            0.67%
                CLASS C                                                   1.82%
                Strong Short-Term High Yield Municipal
                INVESTOR CLASS                                            0.73%

SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.

(3) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS AND CLASS C SHARES OF STRONG SHORT-TERM MUNICIPAL BOND FUND INTO THE INVESTOR CLASS AND CLASS C SHARES OF THE WF SHORT-TERM MUNICIPAL BOND FUND.
(4) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL OPERATING EXPENSES SHOWN.
(5) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS AND CLASS C SHARES OF STRONG SHORT-TERM MUNICIPAL BOND FUND AND THE INVESTOR CLASS SHARES OF THE STRONG SHORT-TERM HIGH YIELD MUNICIPAL FUND INTO THE INVESTOR CLASS AND CLASS C SHARES OF THE WF SHORT-TERM MUNICIPAL BOND FUND.
(6) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS AND CLASS C SHARES OF STRONG SHORT-TERM MUNICIPAL BOND FUND AND THE INVESTOR CLASS SHARES OF THE STRONG SHORT-TERM HIGH YIELD MUNICIPAL FUND INTO THE INVESTOR CLASS AND CLASS C SHARES OF THE WF SHORT-TERM MUNICIPAL BOND FUND.
(7) PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS, SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES IN THE AMOUNT OF 0.01% FROM MAY 21, 2004 UNTIL MAY 21, 2005. WITH THIS WAIVER, AND WITH ANY CREDITS, AND/OR FEE WAIVERS AND/OR EXPENSE ABSORPTIONS, NET ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 0.66% AND 1.81% FOR THE INVESTOR CLASS AND CLASS C, RESPECTIVELY, OF THE STRONG SHORT-TERM MUNICIPAL BOND FUND, AND 0.72% FOR THE INVESTOR CLASS OF THE STRONG SHORT-TERM HIGH YIELD MUNICIPAL FUND. SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.

                                     EXAMPLE


     This example is intended to help you compare the cost of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


FUND                                                                  1 YEAR   3 YEARS    5 YEARS   10 YEARS
----                                                                  ------   -------    -------   --------
Strong Short-Term Municipal Bond-
INVESTOR CLASS                                                            $70    $221       $384         $859
CLASS C (if you do redeem your shares)                                   $287    $579       $995       $2,159
CLASS C (if you do NOT redeem your shares)                               $187    $579       $995       $2,159
Strong Short-Term High Yield Municipal-
INVESTOR CLASS                                                            $77    $240       $417         $930
PRO FORMA- WF Short-Term Municipal Bond (1)
INVESTOR CLASS                                                            $67    $267       $539       $1,317
CLASS C (if you do redeem your shares)                                   $263    $520       $917       $2,028
CLASS C (if you do NOT redeem your shares)                               $163    $520       $917       $2,028
PRO FORMA- WF Short-Term Municipal Bond (2)
INVESTOR CLASS                                                            $67    $269       $546       $1,336
PRO FORMA- WF Short-Term Municipal Bond (3)
INVESTOR CLASS                                                            $67    $264       $532       $1,298
CLASS C (if you do redeem your shares)                                   $263    $518       $910       $2,010
CLASS C (if you do not redeem your shares)                               $163    $518       $910       $2,010

(1) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS AND CLASS C SHARES OF STRONG SHORT-TERM MUNICIPAL BOND FUND INTO THE INVESTOR CLASS AND CLASS C SHARES OF THE WF SHORT-TERM MUNICIPAL BOND FUND.
(2) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF STRONG SHORT-TERM HIGH YIELD MUNICIPAL FUND INTO THE INVESTOR CLASS SHARES OF THE WF SHORT-TERM MUNICIPAL BOND FUND.
(3) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS AND CLASS C SHARES OF STRONG SHORT-TERM MUNICIPAL BOND FUND AND THE INVESTOR CLASS SHARES OF THE STRONG SHORT-TERM HIGH YIELD MUNICIPAL FUND INTO THE INVESTOR CLASS AND CLASS C SHARES OF THE WF SHORT-TERM MUNICIPAL BOND FUND.

     The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

CC.  STRONG SMALL/MID CAP VALUE FUND/WF SMALL/MID CAP VALUE FUND


     The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The pro forma line items show the WF Small/Mid Cap Value Fund's expenses as if the Reorganization had occurred in the period ended June 30, 2004 for the Strong Small/Mid Cap Value Fund. The Total Annual Fund Operating Expenses table and Example shown below are based on actual expenses incurred during the Fund's most recent six-month period ended June 30, 2004.

                                                                                                              NET ANNUAL
                                                                                            CONTRACTUAL   OPERATING EXPENSES
                                                    12B-1                   TOTAL ANNUAL    FEE WAIVERS   (AFTER CONTRACTUAL
                                   MANAGEMENT    DISTRIBUTION    OTHER        OPERATING       AND/OR        WAIVERS AND/OR
FUND                                FEES(1)    AND SERVICE FEES EXPENSES      EXPENSES      ABSORPTIONS      ABSORPTIONS)
-------------------------------- ------------- -------------- ------------ -------------- -------------- -------------------
Strong Small/Mid Cap Value              0.75%          0.25%        1.03%       2.03%(2)      0.063%        1.967%(2) (3)
INVESTOR CLASS
PRO FORMA-WF Small/Mid Cap
Value(4)
INVESTOR CLASS                          0.90%          0.00%        1.33%       2.23%          0.61%         1.62%(5)

(1) EACH FUND HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS, AS SHOWN IN THE "COMPARISON OF INVESTMENT ADVISERS AND INVESTMENT ADVISORY FEES" SECTION.
(2) THE FUND PARTICIPATED IN A PROGRAM UNDER WHICH IT RECEIVED A CREDIT FOR PART OF THE BROKERAGE COMMISSION PAID IN TRANSACTIONS WITH PARTICIPATING BROKERS. THIS CREDIT WAS APPLIED TO THE FUND'S OTHER EXPENSES THAT WERE NOT ATTRIBUTABLE TO SCM OR ITS AFFILIATES. AFTER GIVING EFFECT TO THESE CREDITS AND WITH ALL FEE WAIVERS AND/OR EXPENSE ABSORPTIONS(INCLUDING WAIVERS PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS), NET ANNUAL OPERATING EXPENSES WERE 1.92%. SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.
(3) SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES UNTIL MAY 1, 2006 TO KEEP NET ANNUAL OPERATING EXPENSES AT NO MORE THAN 2.00%. IN ADDITION, PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS, SCM HAS CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES IN THE AMOUNT OF 0.033% UNTIL MAY 21, 2005.
(4) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF STRONG SMALL/MID CAP VALUE FUND INTO THE INVESTOR CLASS SHARES OF THE WF SMALL/MID CAP VALUE FUND.
(5) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL OPERATING EXPENSES SHOWN.

                                     EXAMPLE

     This example is intended to help you compare the cost of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                                1 YEAR      3 YEARS        5 YEARS         10 YEARS
----                                                ------      -------        -------         --------
Strong Small/Mid Cap Value-
INVESTOR CLASS                                       $200        $631          $1,087           $2,353
PRO FORMA- WF Small/Mid Cap Value (1)
INVESTOR CLASS                                       $165        $577          $1,080           $2,466

(1) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF STRONG SMALL/MID CAP VALUE FUND INTO THE INVESTOR CLASS SHARES OF THE WF SMALL/MID CAP VALUE FUND.

     The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

DD.  STRONG SMALL COMPANY VALUE FUND/WF SMALL CAP DISCIPLINED FUND


     The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The pro forma line items show the [WF Small Cap Disciplined Fund's] expenses as if the Reorganization had occurred in the period ended June 30, 2004 for the Strong Small Company Value Fund. The Total Annual Fund Operating Expenses table and Example shown below are based on actual expenses incurred during the Fund's most recent six-month period ended June 30, 2004.

                                                                                               CONTRACTUAL    NET ANNUAL OPERATING
                                                          12B-1                  TOTAL ANNUAL  FEE WAIVERS      EXPENSES (AFTER
                                        MANAGEMENT  DISTRIBUTION AND   OTHER       OPERATING      AND/OR      CONTRACTUAL WAIVERS
FUND                                     FEES(1)      SERVICE FEES   EXPENSES      EXPENSES    ABSORPTIONS    AND/OR ABSORPTIONS)

------------------------------------- ------------- --------------- ------------ ------------ ------------- -----------------------
Strong Small Company Value               0.75%          0.25%             0.69%        1.69%(2)     0.033%           1.657%(2) (3)
INVESTOR CLASS
PRO FORMA-WF Small Cap Disciplined(4)
INVESTOR CLASS                           0.90%          0.00%             0.91%        1.81%         0.20%            1.61%(5)

(1) EACH FUND HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS, AS SHOWN IN THE "COMPARISON OF INVESTMENT ADVISERS AND INVESTMENT ADVISORY FEES" SECTION.
(2) THE FUND PARTICIPATED IN A PROGRAM UNDER WHICH IT RECEIVED A CREDIT FOR PART OF THE BROKERAGE COMMISSION PAID IN TRANSACTIONS WITH PARTICIPATING BROKERS. THIS CREDIT WAS APPLIED TO THE FUND'S OTHER EXPENSES THAT WERE NOT ATTRIBUTABLE TO SCM OR ITS AFFILIATES. AFTER GIVING EFFECT TO THESE CREDITS AND WITH ALL FEE WAIVERS AND/OR EXPENSE ABSORPTIONS(INCLUDING WAIVERS PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS), NET ANNUAL OPERATING EXPENSES WERE 1.61%. SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.
(3) SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES UNTIL MAY 1, 2006 TO KEEP NET ANNUAL OPERATING EXPENSES AT NO MORE THAN 2.00%. IN ADDITION, PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS, SCM HAS CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES IN THE AMOUNT OF 0.033% UNTIL MAY 21, 2005.
(4) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF STRONG SMALL COMPANY VALUE FUND INTO THE INVESTOR CLASS SHARES OF THE WF SMALL CAP DISCIPLINED FUND.
(5) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL OPERATING EXPENSES SHOWN.


                                     EXAMPLE

     This example is intended to help you compare the cost of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                          1 YEAR    3 YEARS   5 YEARS   10 YEARS
----                                          ------    -------   -------   --------
Strong Small Company Value-
INVESTOR CLASS                                  $168      $529      $915        $1,995
PRO FORMA- WF Small Cap Disciplined (1)
INVESTOR CLASS                                  $164      $530      $942        $2,093

(1) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF STRONG SMALL COMPANY VALUE FUND INTO THE INVESTOR CLASS SHARES OF THE WF SMALL CAP DISCIPLINED VALUE FUND.

     The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

EE.  STRONG ULTRA SHORT-TERM INCOME FUND/WF ULTRA SHORT-TERM INCOME FUND


     The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The pro forma line items show the WF Ultra Short-Term Income Fund's expenses as if the Reorganization had occurred in the period ended April 30, 2004 for the Strong Ultra Short-Term Income Fund. The Total Annual Fund Operating Expenses table and Example shown below are based on actual expenses incurred during the Fund's most recent six-month period ended April 30, 2004.

                                                                                                                     NET ANNUAL
                                                                                                                     OPERATING
                                                          12B-1                                                   EXPENSES (AFTER
                                                       DISTRIBUTION              TOTAL ANNUAL    CONTRACTUAL FEE    CONTRACTUAL
                                          MANAGEMENT   AND SERVICE   OTHER        OPERATING      WAIVERS AND/OR    WAIVERS AND/OR
FUND                                       FEES(1)         FEES     EXPENSES       EXPENSES        ABSORPTIONS      ABSORPTIONS)

--------------------------------------- ------------- ------------ ----------- --------------- ------------------ ---------------
Strong Ultra Short-Term Income                 0.30%        0.00%       0.59%        0.89%(2)           0.00%       0.89%(2) (5)
INVESTOR CLASS
ADVISOR CLASS                                  0.30%        0.25%       0.60%        1.15%(2)           0.00%       1.15%(2) (5)
INSTITUTIONAL CLASS                            0.30%        0.00%       0.10%        0.40%(2)           0.00%       0.40%(2) (5)
PRO FORMA-WF Ultra Short-Term
Income(3)
INVESTOR CLASS                                 0.39%        0.00%       0.80%        1.19%              0.35%       0.84%(4)
ADVISOR CLASS                                  0.39%        0.00%       0.63%        1.02%              0.22%       0.80%(4)
SELECT CLASS                                   0.39%        0.00%       0.18%        0.57%              0.22%       0.35%(4)

(1) EACH FUND HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS, AS SHOWN IN THE "COMPARISON OF INVESTMENT ADVISERS AND INVESTMENT ADVISORY FEES" SECTION.
(2) THE FUND PARTICIPATED IN A PROGRAM UNDER WHICH IT RECEIVED A CREDIT FOR PART OF THE BROKERAGE COMMISSION PAID IN TRANSACTIONS WITH PARTICIPATING BROKERS. THIS CREDIT WAS APPLIED TO THE FUND'S OTHER EXPENSES THAT WERE NOT ATTRIBUTABLE TO SCM OR ITS AFFILIATES. AFTER GIVING EFFECT TO THESE CREDITS AND WITH ALL FEE WAIVERS AND/OR EXPENSE ABSORPTIONS, NET ANNUAL OPERATING EXPENSES WERE 0.87%, 1.13%, AND 0.38% FOR THE INVESTOR CLASS, ADVISOR CLASS, AND INSTITUTIONAL CLASS, RESPECTIVELY. SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.
(3) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS, ADVISOR CLASS AND INSTITUTIONAL CLASS SHARES OF STRONG ULTRA SHORT-TERM INCOME FUND INTO THE INVESTOR CLASS, ADVISOR CLASS AND SELECT CLASS SHARES OF THE WF ULTRA SHORT-TERM INCOME FUND.
(4) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL OPERATING EXPENSES SHOWN.
(5) PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS, SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES IN THE AMOUNT OF 0.033% FROM MAY 21, 2004 UNTIL MAY 21, 2005. WITH THIS WAIVER, AND WITH ANY CREDITS, AND/OR FEE WAIVERS AND/OR EXPENSE ABSORPTIONS, NET ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 0.84%, 1.10%, AND 0.35% FOR THE INVESTOR CLASS, ADVISOR CLASS, AND INSTITUTIONAL CLASS, RESPECTIVELY. SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.

                                     EXAMPLE


     This example is intended to help you compare the cost of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
----                                                  ------     -------     -------     --------
Strong Ultra Short-Term Income-
INVESTOR CLASS                                          $91        $284        $493         $1,096
ADVISOR CLASS                                          $117        $365        $633         $1,398
INSTITUTIONAL CLASS                                     $41        $128        $224           $505
PRO FORMA- WF Ultra Short-Term Income (1)
INVESTOR CLASS                                          $86        $307        $585         $1,379
ADVISOR CLASS                                           $82        $280        $519         $1,207
SELECT  CLASS                                           $36        $137        $273           $670

(1) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS, ADVISOR CLASS AND INSTITUTIONAL CLASS SHARES OF STRONG ULTRA SHORT-TERM INCOME FUND INTO THE INVESTOR CLASS, ADVISOR CLASS AND SELECT CLASS SHARES OF THE WF ULTRA SHORT-TERM INCOME FUND.

     The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

FF. STRONG ULTRA SHORT-TERM MUNICIPAL INCOME FUND/WF ULTRA SHORT TERM MUNICIPAL INCOME FUND


     The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The pro forma line items show the WF Ultra Short-Term Municipal Income Fund's expenses as if the Reorganization had occurred in the period ended April 30, 2004 for the Strong Ultra Short-Term Municipal Income Fund. The Total Annual Fund Operating Expenses table and Example shown below are based on actual expenses incurred during the Fund's most recent six-month period ended April 30, 2004.

                                                                                                                NET ANNUAL
                                                                                                                OPERATING
                                                                                                             EXPENSES (AFTER
                                                      12B-1                  TOTAL ANNUAL  CONTRACTUAL FEE    CONTRACTUAL
                                    MANAGEMENT     DISTRIBUTION     OTHER     OPERATING    WAIVERS AND/OR    WAIVERS AND/OR
FUND                                 FEES(1)     AND SERVICE FEES  EXPENSES    EXPENSES      ABSORPTIONS      ABSORPTIONS)
-------------------------------- --------------- -------------- ------------ -------------- --------------- ----------------
Strong Ultra Short-Term               0.30%           0.00%          0.45%        0.75%(2)       0.00%         0.75%(2) (5)
MUNICIPAL INCOME
INVESTOR CLASS
ADVISOR CLASS                         0.30%           0.25%          0.61%        1.16%(2)       0.00%         1.16%(2) (5)
INSTITUTIONAL CLASS                   0.30%           0.00%          0.10%        0.40%(2)       0.00%         0.40%(2) (5)
PRO FORMA-WF Ultra Short-Term
Municipal Income(3)
INVESTOR CLASS                        0.35%           0.00%          0.79%        1.14%          0.42%         0.72%(4)
ADVISOR CLASS                         0.35%           0.00%          0.62%        0.97%          0.17%         0.80%(4)
SELECT CLASS                          0.35%           0.00%          0.17%        0.52%          0.15%         0.37%(4)

(1) EACH FUND HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS, AS SHOWN IN THE "COMPARISON OF INVESTMENT ADVISERS AND INVESTMENT ADVISORY FEES" SECTION.
(2) THE FUND PARTICIPATED IN A PROGRAM UNDER WHICH IT RECEIVED A CREDIT FOR PART OF THE BROKERAGE COMMISSION PAID IN TRANSACTIONS WITH PARTICIPATING BROKERS. THIS CREDIT WAS APPLIED TO THE FUND'S OTHER EXPENSES THAT WERE NOT ATTRIBUTABLE TO SCM OR ITS AFFILIATES. AFTER GIVING EFFECT TO THESE CREDITS AND WITH ALL FEE WAIVERS AND/OR EXPENSE ABSORPTIONS, NET ANNUAL OPERATING EXPENSES WERE0.73%, 1.13%, AND 0.38% FOR THE INVESTOR CLASS, ADVISOR CLASS, AND INSTITUTIONAL CLASS, RESPECTIVELY. SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.
(3) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS, ADVISOR CLASS AND INSTITUTIONAL CLASS SHARES OF STRONG ULTRA SHORT-TERM MUNICIPAL INCOME FUND INTO THE INVESTOR CLASS, ADVISOR CLASS AND SELECT CLASS SHARES OF THE WF ULTRA SHORT-TERM MUNICIPAL INCOME FUND.
(4) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL OPERATING EXPENSES SHOWN.
(5) PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS, SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES IN THE AMOUNT OF 0.01% FROM MAY 21, 2004 UNTIL MAY 21, 2005. WITH THIS WAIVER, AND WITH ANY CREDITS, AND/OR FEE WAIVERS AND/OR EXPENSE ABSORPTIONS, NET ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 0.72%, 1.12%, AND 0.37% FOR THE INVESTOR CLASS, ADVISOR CLASS, AND INSTITUTIONAL CLASS, RESPECTIVELY. SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.

                                     EXAMPLE

     This example is intended to help you compare the cost of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                                        1 YEAR       3 YEARS      5 YEARS     10 YEARS
----                                                        ------       -------      -------     --------
Strong Ultra Short-Term Municipal Income-
INVESTOR CLASS                                                $77         $240         $417          $930
ADVISOR CLASS                                                $118         $368         $638        $1,409
INSTITUTIONAL CLASS                                           $41         $128         $224          $505
PRO FORMA- WF Ultra Short-Term Municipal Income (1)
INVESTOR CLASS                                                $74         $277         $544        $1,309
ADVISOR CLASS                                                 $82         $274         $502        $1,158
SELECT CLASS                                                  $38         $136         $260          $623

(1) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS, ADVISOR CLASS AND INSTITUTIONAL CLASS SHARES OF STRONG ULTRA SHORT-TERM MUNICIPAL INCOME FUND INTO THE INVESTOR CLASS, ADVISOR CLASS AND SELECT CLASS SHARES OF THE WF ULTRA SHORT-TERM MUNICIPAL INCOME FUND.

     The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

GG.  STRONG WISCONSIN TAX-FREE FUND/WF WISCONSIN TAX-FREE FUND


     The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The pro forma line items show the WF Wisconsin Tax-Free Fund's expenses as if the Reorganization had occurred in the period ended April 30, 2004 for the Strong Wisconsin Tax-Free Fund. The Total Annual Fund Operating Expenses table and Example shown below are based on actual expenses incurred during the Fund's most recent six-month period ended April 30, 2004.

                                                                                                              NET ANNUAL
                                                                                                               OPERATING
                                                                                                               EXPENSES
                                                     12B-1                                   CONTRACTUAL        (AFTER
                                    MANAGE-      DISTRIBUTION                TOTAL ANNUAL    FEE WAIVERS      CONTRACTUAL
                                     MENT         AND SERVICE      OTHER       OPERATING        AND/OR      WAIVERS AND/OR
FUND                                FEES(1)          FEES        EXPENSES      EXPENSES      ABSORPTIONS     ABSORPTIONS)

------------------------------- ---------------- -------------- ------------ -------------- --------------- ----------------
Strong Wisconsin Tax-Free          0.37%            0.25%          0.54%        1.16%(2)       0.41%           0.75%(2) (3)
INVESTOR CLASS
CLASS C                            0.37%            1.00%          0.66%        2.03%(2)       0.00%           2.03%(2) (3)
PRO FORMA-WF Wisconsin
Tax-Free(4)
INVESTOR CLASS                     0.40%            0.00%          0.95%        1.35%          0.60%           0.75%(5)
CLASS C                            0.40%            0.75%          0.78%        1.93%          0.44%           1.49%(5)

(1) EACH FUND HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS, AS SHOWN IN THE "COMPARISON OF INVESTMENT ADVISERS AND INVESTMENT ADVISORY FEES" SECTION.
(2)  WITH ALL FEE  WAIVERS  AND/OR  EXPENSE  ABSORPTIONS,  NET ANNUAL  OPERATING
     EXPENSES  WERE  0.40%  AND  1.50%  FOR THE  INVESTOR  CLASS  AND  CLASS  C,
     RESPECTIVELY. SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.
(3) SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/ABSORB EXPENSES UNTIL MARCH 1, 2006 TO KEEP NET OPERATING EXPENSES FOR THE INVESTOR CLASS OF THE STRONG WISCONSIN TAX-FREE FUND AT NO MORE THAN 0.75%. IN ADDITION, PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS, SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES IN THE AMOUNT OF 0.01% FROM MAY 21, 2004 UNTIL MAY 21, 2005. WITH THIS WAIVER, AND WITH ANY CREDITS, AND/OR FEE WAIVERS AND/OR EXPENSE ABSORPTIONS, NET ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 0.39% AND 1.49% FOR THE INVESTOR CLASS AND CLASS C, RESPECTIVELY. SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.
(4) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS AND CLASS C SHARES OF STRONG WISCONSIN TAX-FREE FUND INTO THE INVESTOR CLASS AND CLASS C SHARES OF THE WF WISCONSIN TAX-FREE FUND.
(5) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL OPERATING EXPENSES SHOWN.

                                     EXAMPLE

     This example is intended to help you compare the cost of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund                                                    1 year       3 years      5 years     10 years
----                                                    ------       -------      -------     --------
Strong Wisconsin Tax-Free-
INVESTOR CLASS                                            $77         $328          $599        $1,372
CLASS C (if you do redeem your shares)                   $306         $637        $1,093        $2,358
CLASS C (if you do NOT redeem your shares)               $206         $637        $1,093        $2,358
PRO FORMA- WF Wisconsin Tax-Free (1)
INVESTOR CLASS                                            $77         $306          $621        $1,516
CLASS C (if you do redeem your shares)                   $252         $519          $958        $2,180
CLASS C (if you do NOT redeem your shares)               $152         $519          $958        $2,180

(1) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS AND CLASS C SHARES OF STRONG WISCONSIN TAX-FREE FUND INTO THE INVESTOR CLASS AND CLASS C SHARES OF THE WF WISCONSIN TAX-FREE FUND.

     The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

        EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

WELLS FARGO ASIA PACIFIC FUND
Comparison of:                                   which will reorganize into
STRONG ASIA PACIFIC FUND                      WELLS FARGO ASIA PACIFIC FUND
Objectives:

Strong Asia Pacific Fund               o seeks capital growth.
-------------------------------------------------------------------------------

Wells  Fargo Asia  Pacific  Fund      o seeks  long-term  capital  appreciation.
-------------------------------------------------------------------------------

Investment Strategies:
-----------------------------------------------------------------------------

Strong Asia         The Asia Pacific Fund invests,  under normal conditions,  at
Pacific Fund        least  80% of its  net  assets  in  equity  securities  from
                    companies   incorporated   in  Asia  or  the  Pacific  Basin
                    (excluding the U.S.). The Fund's manager looks for companies with potential for above-average sales and earnings growth, overall financial strength, competitive advantages, and capable management. In addition, the Fund may utilize an active trading approach. The manager may sell a holding when it no longer has these traits.

------------------------------------------------------------------------------

Wells Fargo Asia    The  Asia  Pacific  Fund  seeks  capital   appreciation   by
Pacific Fund        investing  principally  in Asia Pacific  Basin  Pacific Fund
                    securities  that  the  Fund's  manager   believes  have  the
                    potential  for  above  average  sales and  earnings  growth,
                    overall  financial  strength,   competitive  advantages  and
                    capable management. The Fund defines Asia Pacific Basin securities as securities: (1) issued by companies with their principal place of business or principal office in the Asia
                    Pacific Basin; (2) issued by companies for which the principal securities trading market is the Asia Pacific
                    Basin; (3) issued by companies, regardless of where their securities are traded, that derive at least 50% of their revenue or profits from goods produced or sold, investments made, or services performed in the Asia Pacific Basin or that have at least 50% of their assets in the Asia Pacific
                    Basin; or (4) issued by Asia Pacific Basin governmental issuers. Under normal circumstances, the Fund invests:

                    o at least  80%  of the  Fund's  assets  in  Asia  Pacific
                      Basin securities.

                    The Fund's active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.


                                                     Portfolio  Managers
------------------------------------------------------------------------
Strong Asia Pacific Fund                               Anthony L.T. Cragg
-------------------------------------------------------------------------
Wells Fargo Asia Pacific Fund                          Anthony L.T. Cragg

------------------------------------------------------------------------

        EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

WELLS FARGO BALANCED FUND
Comparison of:                                                      which will reorganize into
STRONG BALANCED FUND                                                WELLS FARGO BALANCED FUND
------------------------------------------------------------------- --------------------------------------------------------------
Objectives:
------------------------------------ ---------------------------------------------------------------------------------------------
Strong Balanced Fund                 o   seeks high total return consistent with reasonable risk over the long term.
------------------------------------ ---------------------------------------------------------------------------------------------
Wells Fargo Balanced Fund            o        seeks a combination of capital appreciation and current income.
------------------------------------ ---------------------------------------------------------------------------------------------
Investment Strategies:
---------------------- -----------------------------------------------------------------------------------------------------------

Strong Balanced     The Balanced Fund invests, under normal conditions,  between
Fund                30% and 70% of its net assets in stocks and  between 30% and
                    70% of its net assets in bonds. The Fund's equity manager focuses primarily on the stocks of large-capitalization, dividend-paying U.S. companies that offer the potential for capital growth, and attempts to strike a balance between an investment's growth and income prospects and its potential risks. The Fund's bond portfolio consists primarily of investment-grade bonds of intermediate duration, including
                    U.S. Government and agency, corporate, and mortgage-backed securities. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors. The Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk or for liquidity) and may utilize an active trading approach.
                    The managers may sell a holding when they believe it no longer offers an attractive balance between risk and return.

---------------------- --------------------------------------------------------
Wells Fargo
Balanced Fund       The Balanced Fund seeks to achieve its investment  objective
                    by   investing   in  both  equity  and  fixed   income  Fund
                    securities. The Fund primarily invests the equity portion of the portfolio in securities,  including common and preferred stocks and convertible securities,  of large-capitalization, dividend-paying, U.S. companies that offer the potential for capital  growth,  and  attempts  to balance an  investment's prospects  for growth and income with its  potential  risks.
                    The Fund  primarily  invests the fixed income portion of the
                    portfolio   in   investment-grade   bonds  of   intermediate
                    duration, including U.S. Government obligations, corporate securities and mortgage-backed securities. The Fund may invest in any sector, and at times may emphasize one or more particular sectors. Under normal circumstances, the Fund invests:

                    o 60% of total  assets in  stocks;
                    o 40% of total assets  in  bonds;
                    o up to 10% of  total  assets  in  below
                      investment-grade  debt securities;  and
                    o up to 25% of total assets  in  foreign  securities
                      through  ADRs  and  similar investments.

                    The percentage of Fund assets invested in stocks or bonds may temporarily deviate from the percentages indicated above due to the changes in market values. The adviser rebalances the Fund when the Fund's assets deviate by a specified percentage from these percentages. The Fund's active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.


---------------------------------------------------------------------
                                                     Portfolio  Managers
---------------------------------------------------------------------
Strong  Balanced  Fund                W.  Frank  Koster  Rimas M.  Milaitis
-----------------------------------------------------------
Wells Fargo  Balanced  Fund           W. Frank Koster David L. Roberts
------------------------------------------------------------

       EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

WELLS FARGO CORPORATE BOND FUND
Comparison of:                                                      which will reorganize into
STRONG CORPORATE BOND FUND                                          WELLS FARGO CORPORATE BOND FUND
------------------------------------------------------------------- --------------------------------------------------------------
Objectives:
----------------------------------------------------------------------------------------------------------------------------------
Strong Corporate Bond Fund           o        seeks total return by investing for a high level of current income with a moderate degree of share-price fluctuation.
------------------------------------ ---------------------------------------------------------------------------------------------
Wells Fargo Corporate Bond Fund      o        seeks current income while maintaining prospects for capital appreciation.
------------------------------------ ---------------------------------------------------------------------------------------------
Investment Strategies:
----------------------------------------------------------------------------------------------------------------------------------

Strong              The Corporate Bond Fund invests, under normal conditions, at
Corporate Bond      least  80% of its net  assets in bonds  issued  Bond Fund by
Fund                corporations.  Under normal conditions,  the Fund invests at least 75% of its net assets in investment-grade debt obligations. To increase the income it pays out, it may also invest up to 25% of its net assets in lower-quality, high-yield bonds (commonly referred to as junk bonds). The
                    Fund's average effective maturity will normally be between 7 and 12 years. The Fund may also invest up to 30% of its net assets in foreign securities. The Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk or for liquidity), and may utilize an active trading approach.

---------------------- --------------------------------------------------------

Wells Fargo         The Corporate  Bond Fund seeks  current  income by investing
Corporate Bond      principally in a diversified  portfolio  Corporate Bond Fund
Fund                consisting  of  corporate  debt  securities.   Under  normal
                    circumstances,   the  Fund  expects  its  average  effective
                    maturity  will  normally be between  seven and twelve years.
                    Under normal circumstances, the Fund invests:

               o at least 80% of the Fund's assets in debt securities of corporations;
               o up to 25% of total assets in below investment-grade debt securities;
               o up to 25% of total assets in dollar-denominated debt securities of foreign issuers; and
               o up to 10% of total assets in stripped mortgage-backed securities.

                    As part of our below investment-grade debt securities investment strategy, the Fund will generally invest in securities that are rated BB through C by S&P, or that are unrated but deemed by us to be of comparable quality. The Fund's active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
---------------------------------------------------------------------
Portfolio Managers
---------------------------------------------------------------------
Strong  Corporate  Bond  Fund                      Janet S.  Rilling,  CFA,  CPA
---------------------------------------------------------------------
Wells Fargo Corporate Bond Fund                   David J. Newton II, CFA, CPA
                                                  Janet S. Rilling, CFA, CPA
---------------------------------------------------------------------

        EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

WELLS FARGO DISCOVERY FUND
Comparison of:                                                      which will reorganize into
STRONG DISCOVERY FUND                                               WELLS FARGO DISCOVERY FUND
------------------------------------------------------------------- --------------------------------------------------------------
Objectives:
----------------------------------------------------------------------------------------------------------------------------------
Strong Discovery Fund                           o  seeks capital growth.
------------------------------------ ---------------------------------------------------------------------------------------------
Wells Fargo Discovery Fund                      o  seeks long-term capital appreciation.
------------------------------------ ---------------------------------------------------------------------------------------------
Investment Strategies:
----------------------------------------------------------------------------------------------------------------------------------

Strong Discovery    The Discovery  Fund  invests,  under normal  conditions,  in
Fund                securities  that  its  managers   believe  offer  attractive
                    opportunities  for  growth.  The Fund  usually  invests in a diversified  portfolio  of common  stocks  from  small-  and medium-capitalization  companies. These are chosen through a combination of in-depth  fundamental analysis of a company's
                    financial  reports  and  direct,   on-site  research  during
                    company visits. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors. In addition, the Fund may utilize an active trading approach. The managers may sell a holding if its growth potential or fundamental qualities change.

---------------------- --------------------------------------------------------

Wells Fargo         The Discovery Fund seeks capital  appreciation  by investing
Discovery Fund      in securities of small- and medium-capitalization  companies that the Fund believes offer  attractive  opportunities  for growth.  The Fund defines  small- and  medium-capitalization companies as those with market  capitalizations  equal to or
                    lower   than   the   company   with   the   largest   market
                    capitalization in the Russell Midcap(R) Index, at the time of purchase. the range of the Russell Midcap(R) Index was $513 million to $13.84 billion, as of June 30, 2004, and is expected to change frequently. The Fund's manager selects securities through a combination of in-depth fundamental analysis of a company's financial reports and direct, on-site research during company visits. The Fund may invest in any sector, and at times the Fund may emphasize one or more particular sectors. Under normal circumstances, the Fund invests: o at least 80% of total assets in securities of small- and medium-capitalization companies; and o up to 25% of total assets in foreign securities through ADRs and similar investments. The Fund's active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

------------------------------------------------------------ ------------------
                                                          Portfolio Managers
---------------------------------------------------------------------------
Strong Discovery Fund                                     Thomas J. Pence, CFA
                                                          James M. Leach, CFA
------------------------------------------------------------ ------------------
Wells Fargo Discovery Fund                                Thomas J. Pence, CFA
                                                          James M. Leach, CFA
------------------------------------------------------------ ------------------

        EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

WELLS FARGO DIVIDEND INCOME FUND
Comparison of:                                     which will reorganize into
o        STRONG DIVIDEND INCOME FUND           WELLS FARGO DIVIDEND INCOME FUND
o        STRONG ENERGY FUND
o        STRONG DOW 30 VALUE FUND

------------------------------------------------------------------- --------------------------------------------------------------
Objectives:
----------------------------------------------------------------------------------------------------------------------------------
Strong Dividend Income Fund          o        seeks total return by investing for both income and capital growth.
------------------------------------ ---------------------------------------------------------------------------------------------
Strong Energy Fund                   o        seeks total return by investing for capital growth and income.
------------------------------------ ---------------------------------------------------------------------------------------------
Strong Dow 30 Value Fund             o        seeks capital growth.
------------------------------------ ---------------------------------------------------------------------------------------------
Wells Fargo Dividend Income Fund     o        seeks above-average dividend income and long-term capital appreciation.
------------------------------------ ---------------------------------------------------------------------------------------------

Investment Strategies:
---------------------- --------------------------------------------------------

Strong Dividend     The Dividend Income Fund invests,  under normal  conditions,
Income Fund         at  least   80%  of  its  total   assets   in   large-   and
                    medium-capitalization,    dividend-paying   common   stocks.
                    Consequently,  a  substantial  portion of the  Fund's  total return may come from dividend income. To select  investments for the  Fund,  the  managers  focus on  companies  that are expected  to grow over time and  support a growing  dividend payment,  as  well  as  stocks  that  do not  pay  dividends currently but offer  prospects for capital growth and future
                    dividend  payments.   The  managers  specifically  look  for
                    companies with good future prospects and whose current stock prices are undervalued relative to the general market (e.g., based on earnings, cash flows, or asset value), the industry average, or the company's historical valuation based on earnings, cash flows, book value, or dividends. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors. The managers may sell a holding when there is a fundamental change in the outlook for the company (e.g., a change in management or reduction in earnings) or to take advantage of a better investment opportunity.

---------------------- --------------------------------------------------------

Strong Energy       The Energy Fund invests,  under normal conditions,  at least
Fund                80% of its net assets in the equity  securities of companies
                    involved   in  the   discovery,   development,   production,
                    generation,   transmission,   refinement,   measurement,  or
                    distribution   of   energy.   It   focuses   on  large-  and
                    medium-capitalization companies that pay current dividends and whose earnings are expected to improve. The Fund may also invest up to 25% of its net assets in foreign securities. The manager may sell a holding when he believes it no longer has potential for earnings growth, or when it is otherwise unattractive.

---------------------- --------------------------------------------------------

Strong Dow 30       The Dow 30 Value Fund invests in the 30 blue-chip  companies
Value Fund          that make up the Dow Jones Industrial Fund AverageSM (DJIA).
                    The  Fund  indexes  half  of  its  assets  to  the  DJIA  by maintaining  price-weighted positions in each of the 30 DJIA companies'  securities.  In this way,  this  portion  of the
                    Fund's portfolio will seek to approximate the price-weighted total return of these companies.  In addition, the Fund will invest  between  30% and 50% of its net  assets  in  certain securities  of the DJIA using  valuation  measures that help identify  those  stocks in the DJIA that appear to offer the greatest  potential  for  gains.  These  valuation  measures include dividend yields,  price/earnings  (P/E) ratios, cash flows, discounted cash flows, value of discounted dividends,
                    P/E ratios to growth rates, earnings momentum,  and earnings revisions.  The Fund will invest up to 20% of its net assets
                    in  cash  and   short-term   investment-grade   fixed-income
                    securities. Generally, the Fund will not have a position in any company greater than 10% of the Fund's net assets.
                    Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors. In addition, the Fund may utilize an active trading approach.
                    The manager may sell a holding from the actively managed portion of the portfolio when it no longer fits the selection criteria.

---------------------- ---------------------------------------------------------

Wells Fargo         The Dividend  Income Fund invests  principally in the common
Dividend Income     stocks of well-established  companies that have demonstrated
Fund                the  willingness   and  ability  to  pay  dividends.   These
                    companies typically have a dividend yield that is greater than the S&P Industrial's dividend yield. The Fund will typically tend to buy a stock when its relative yield to the market is historically high and sell a stock when its relative yield to the market is historically low. Although the Fund may invest in any sector, at times the Fund may emphasize one or more particular sectors. Under normal circumstances, the Fund invests: o at least 80% of the Fund's assets in dividend-paying securities; and o up to 25% of total assets in foreign securities through ADRs and similar investments.

------------------------------------------------------------ ------------------
                                                           Portfolio Managers
------------------------------------------------------------ ------------------
Strong Dividend Income Fund                                   William A. Ferer
                                                              Mark D. Luftig
                                                              William H. Reaves
                                                              Ronald J. Sorenson
------------------------------------------------------------ ------------------
Strong Energy Fund                                            J. Richard Walton
------------------------------------------------------------ ------------------
Strong Dow 30 Value Fund                                      Karen E. McGrath
------------------------------------------------------------ ------------------
Wells Fargo Dividend Income Fund                              Jennifer Newell
                                                              Robert Newell
------------------------------------------------------------ ------------------


        EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

WELLS FARGO ENTERPRISE FUND
Comparison of:                                    which will reorganize into

STRONG ENTERPRISE FUND                           WELLS FARGO ENTERPRISE FUND
------------------------------------------------------------------- -----------
Objectives:
------------------------------------ ---------------------------------------------------------------------------------------------
Strong Enterprise Fund               o        seeks capital growth.
------------------------------------ ---------------------------------------------------------------------------------------------
Wells Fargo Enterprise Fund          o        seeks long-term capital appreciation.
------------------------------------ ---------------------------------------------------------------------------------------------
Investment Strategies:
----------------------------------------------------------------------------------------------------------------------------------

Strong              The Enterprise  Fund invests,  under normal  conditions,  in
Enterprise          equity   securities  of  small-  and   medium-capitalization
Fund                companies, though it may invest in companies of any size. It
                    focuses  on   companies   that  the  manager   believes  are
                    positioned  for rapid  growth of revenue and  earnings.  The
                    Fund's manager strives to find leading  companies in rapidly growing industries such as business  services,  computer and digital products,  financial services,  healthcare services,
                    Internet-related companies, medical technology,  retail, and telecommunications.  Companies  that have the  potential for accelerated  earnings growth because of management  changes, new  products,  or  changes  in  the  economy  also  may  be attractive  candidates for the portfolio.  Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.  The Fund may also invest up to 25% of its net assets in foreign securities. In addition, the Fund may utilize an active trading approach. If there is
                    a  change   in  the   company's   growth   prospects   or  a
                    deterioration in the company's fundamental qualities, the manager may sell that company's stock.

---------------------- --------------------------------------------------------

Wells Fargo         The Enterprise Fund seeks capital  appreciation by investing
Enterprise Fund     in a portfolio  consisting of equity securities of companies of any  size,  although  the  Fund  invests  principally  in
                    medium-capitalization    companies.    The   Fund    defines
                    medium-capitalization   companies   as  those  with   market
                    capitalizations within the range of companies comprising the Russell Midcap(R) Index, at the time of purchase. The range of the Russell Midcap(R) Index was $513 million to $13.84 billion as of June 30, 2004, and is expected to change frequently.

                    The Fund strives to identify companies that are positioned for rapid growth of revenue and earnings, and that are leaders in rapidly growing industries such as business services, computer and digital products, financial services, healthcare services, Internet-related companies, medical technology, retail and telecommunications. Companies that have the potential for accelerated earnings growth because of management changes, new products, or changes in the economy also may be attractive candidates for the portfolio. The Fund may invest in any economic sector, and at times the Fund may emphasize one or more particular sectors. Under normal circumstances, the Fund invests:

               o    at  least  80%  of  the  Fund's   assets  in  securities  of
                    medium-capitalization companies; and

               o up to 25% of total assets in foreign securities through ADRs and similar investments.

                    The Fund's active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

------------------------------------------------------------ ------------------
                                                            Portfolio Managers
------------------------------------------------------------ ------------------
Strong Enterprise Fund                                    Thomas J. Pence, CFA
------------------------------------------------------------ ------------------
Wells Fargo Enterprise Fund                               Thomas J. Pence, CFA
------------------------------------------------------------ ------------------

        EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

WELLS FARGO GOVERNMENT SECURITIES FUND
Comparison of:                                    which will reorganize into
STRONG GOVERNMENT SECURITIES FUND        WELLS FARGO GOVERNMENT SECURITIES FUND
------------------------------------------------------------------- ------------
Objectives:
------------------------------------ ---------------------------------------------------------------------------------------------
Strong Government Securities
Fund                                    o seeks total return by investing for a
                                           high level of current income with a
                                           moderate degree of share-price
                                           fluctuation.

------------------------------------ ---------------------------------------------------------------------------------------------
Wells Fargo Government Securities       o seeks current income.
Fund
------------------------------------ ---------------------------------------------------------------------------------------------
Investment Strategies:
---------------------- -----------------------------------------------------------------------------------------------------------

Strong              The  Government   Securities  Fund  invests,   under  normal
Government          conditions, at least 80% of its net assets in higher-quality
Securities          bonds issued by the U.S.  Government  or its  agencies.  The
Fund                Fund's average effective maturity will normally be between 3 and 15 years. The Fund may also invest up to 20% of its net assets in U.S. dollar-denominated foreign securities. The
                    Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk or for liquidity), and may utilize an active trading approach.

---------------------- --------------------------------------------------------

Wells Fargo         The  Government  Securities  Fund  seeks  current  income by
Governement         investing  principally in a diversified portfolio Government
Securities Fund     consisting of investment-grade U.S. Government  obligations.
                    Under normal circumstances, the Fund expects the Fund's average effective maturity to be between 3 and 15 years.
                    Under normal circumstances, the Fund invests:

                    o at least 80% of the Fund's assets in U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations;
                    o up to 20% of the Fund's assets in non-government debt securities; and
                    o up to 10% of total assets in stripped mortgage-backed securities.

                    As part of our policy to invest in U.S. Government obligations, the Fund may invest in U.S. securities that are enhanced as to credit quality or liquidity by foreign issuers without regard to the foreign investment limitation. The Fund's active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

------------------------------------------------------------ ------------------
                                                            Portfolio Managers
------------------------------------------------------------ ------------------
Strong Government Securities Fund                           W. Frank Koster
                                                            Jay N. Mueller, CFA
------------------------------------------------------------ ------------------
Wells Fargo Government Securities Fund                       W. Frank Koster
                                                             Jay Mueller, CFA
------------------------------------------------------------ ------------------

             EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

WELLS FARGO GROWTH FUND
Comparison of:                                       which will reorganize into
o        STRONG GROWTH FUND                            WELLS FARGO GROWTH FUND
o        STRONG GROWTH 20 FUND

------------------------------------------------------------------- -----------
Objectives:
------------------------------------ ---------------------------------------------------------------------------------------------
Strong Growth Fund                   o        seeks capital growth.
------------------------------------ ---------------------------------------------------------------------------------------------
Strong Growth 20 Fund                o        seeks capital growth.
------------------------------------ ---------------------------------------------------------------------------------------------
Wells Fargo Growth Fund              o        seeks long-term capital appreciation.
------------------------------------ ---------------------------------------------------------------------------------------------
Investment Strategies:
---------------------- -----------------------------------------------------------------------------------------------------------

Strong Growth       The Growth Fund focuses, under normal conditions,  on equity
Fund                securities  of  companies  that its  manager  believes  have superior prospects for dynamic growth of revenues and/or earnings relative to earnings, cash flow, or asset value.
                    The Fund focuses on companies that dominate their market, are establishing a new market, or are undergoing dynamic change. The portfolio can include stocks of any size.
                    Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors. The
                    Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk or for liquidity) and may utilize an active trading approach. The manager may sell a stock when the company's growth prospects become less attractive.

---------------------- --------------------------------------------------------

Strong Growth       The Growth 20 Fund  focuses,  under  normal  conditions,  on
20 Fund             stocks of 20 to 30 companies that its manager  believes have favorable prospects for above average and sustainable growth earnings  and  revenue.  The  portfolio  can include  equity securities of any size.  Although the Fund can invest in any economic  sector,  at  times  it may  emphasize  one or more particular sectors. The Fund may invest up to 25% of its net assets in  foreign  securities.  In  addition,  the Fund may utilize an active trading  approach.  The manager may sell a holding when there is,  among other  things,  a  fundamental change in the  outlook for the  company  (e.g.,  a change in management or reduction in earnings) or to take advantage of a  better  investment  opportunity.
--------------------------------------------------------------------------------

Wells Fargo         The Growth  Fund seeks  capital  appreciation  by  investing
Growth Fund         principally in equity  securities of companies that the Fund believes  have  superior  prospects  for  dynamic  growth of revenues and/or earnings relative to earnings, cash flow, or asset value.  The Fund focuses on  companies  that  dominate
                    their  market,   are  establishing  a  new  market,  or  are
                    undergoing dynamic change. The portfolio can include stocks of any size. The Fund may invest in any sector, and at times the Fund may emphasize one or more particular sectors. Under normal circumstances, the Fund invests:

                    o    at least 80% of total assets in equity securities; and
                    o up to 25% of total assets in foreign securities through ADRs and similar investments.

                    The Fund's active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

------------------------------------------------------------ ------------------
                                                           Portfolio Managers
------------------------------------------------------------ ------------------
Strong Growth Fund                                         Thomas C. Ognar, CFA
------------------------------------------------------------ ------------------
Strong Growth 20 Fund                                    Brandon M. Nelson, CFA
------------------------------------------------------------ ------------------
Wells Fargo Growth Fund                                   Thomas C. Ognar, CFA
                                                         Brandon M. Nelson, CFA
                                                            Bruce C. Olson, CFA
------------------------------------------------------------ ------------------

         EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

WELLS FARGO GROWTH AND INCOME FUND
Comparison of:                                which will reorganize into
o        STRONG GROWTH AND INCOME FUND       WELLS FARGO GROWTH AND INCOME FUND
o        STRONG LARGE CAP CORE FUND

------------------------------------------------------------------- --------------------------------------------------------------
Objectives:
------------------------------------ ---------------------------------------------------------------------------------------------
Strong Growth and Income Fund          o seeks high total return by investing for capital growth and income.
------------------------------------ ---------------------------------------------------------------------------------------------
Strong Large Cap Core Fund             o seeks capital growth.
------------------------------------ ---------------------------------------------------------------------------------------------
Wells Fargo Growth and Income Fund     o seeks total return comprised of long-term capital appreciation and current income.
------------------------------------ ---------------------------------------------------------------------------------------------


Investment Strategies:
---------------------- --------------------------------------------------------

Strong Growth       The Growth and Income Fund, under normal conditions, focuses
and Income          primarily on the equity securities of  large-capitalization,
Fund                dividend-paying  U.S. companies that offer the potential for capital growth. The manager's investment  philosophy is that the stocks of companies with strong relative earnings growth will  perform  well over time.  To choose  investments,  the manager  focuses on those companies that are improving their returns on  invested  capital.  The  manager  also  utilizes fundamental  analysis  such  as  management  interviews  and
                    financial   statement  analysis.   In  addition,   screening
                    techniques are used to identify undervalued securities, improving returns, and earnings growth. The Fund may utilize an active trading approach. The manager may sell a holding when it no longer fits the selection criteria or when its price becomes excessive.

---------------------- --------------------------------------------------------

Strong Large        The Large Cap Core Fund invests, under normal conditions, at
Cap Coare           least  80%  of  its  net  assets  in  equity  securities  of
Fund                large-capitalization     companies.     Large-capitalization
                    companies are defined as those companies with a market capitalization substantially similar to that of companies in the S&P 500 Index at the time of investment. The Fund also invests in medium-capitalization companies. The manager chooses stocks through fundamental analysis and research and looks for companies the manager believes may have long-term growth potential. The manager examines many factors such as consistency of a business plan, foresight of the competitive market conditions, business knowledge, and management's attention to detail. To a limited extent, the Fund may also invest in companies the manager believes may be inexpensive relative to one or more valuation measures such as earnings, cash flow, or asset value. The portfolio generally holds 50 or fewer stocks. The Fund may utilize an active trading approach. The manager may sell a holding if its growth prospects diminish or if better investment opportunities become available.

---------------------- --------------------------------------------------------

Wells Fargo         The  Growth  and  Income   Fund   invests   principally   in
Growth and          large-capitalization  companies  which are  defined as those
Income Fund         with a market capitalization of $3 billion or more. The Fund selects companies that it believes are financially strong and meet specific valuation criteria. The Fund evaluates a company's financial position as measured by balance sheet data, and a company's stock market valuation in comparison to investment value, as measured by historic and current earnings, dividends, return on equity and book value. Under normal circumstances, the Fund invests: o at least 80% of the Fund's assets in securities of large-capitalization companies; and o up to 25% of total assets in foreign securities through ADRs and similar investments.

---------------------- --------------------------------------------------------
                                                            Portfolio Managers
------------------------------------------------------------ ------------------
Strong Growth and Income Fund                                 Rimas M. Milaitis
------------------------------------------------------------ ------------------
Strong Large Cap Core Fund                                     Karen E. McGrath
------------------------------------------------------------ -------------------
Wells Fargo Growth and Income Fund                           David A. Katz, CFA
------------------------------------------------------------ ------------------

         EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

WELLS FARGO HERITAGE MONEY MARKET FUND
Comparison of:                                                  which will reorganize into
STRONG HERITAGE MONEY FUND                                      WELLS FARGO HERITAGE MONEY MARKET FUND
--------------------------------------------------------------- ------------------------------------------------------------------
Objectives:
----------------------------------------------------------------------------------------------------------------------------------
Strong Heritage Money Fund           o        seeks current income, a stable share price, and daily liquidity.
------------------------------------ ---------------------------------------------------------------------------------------------
Wells Fargo Heritage Money Market    o        seeks current income, while preserving capital and liquidity.
Fund
------------------------------------ ---------------------------------------------------------------------------------------------

Investment Strategies:
---------------------- --------------------------------------------------------

Strong Heritage     The  Heritage  Money Fund is  managed to provide  attractive
Money Fund          yields and a stable  share  price of $1.00.  It invests in a portfolio of high-quality, short-term debt securities issued by government-sponsored entities, corporations, and banks and other financial institutions. The manager may sell a holding if its fundamental qualities (e.g., credit quality) deteriorate, or to take advantage of more attractive yield opportunities.

---------------------- --------------------------------------------------------

Wells Fargo         The Heritage  Money Market Fund invests in a broad  spectrum
Heritage Money      of  high-quality,  money market  instruments of domestic and
Market Fund         foreign  issuers.   These  include  commercial  paper,  U.S.
                    Government obligations, negotiable certificates of deposit, bank notes, bankers' acceptances, and time deposits of U.S.
                    banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches, U.S. branches of foreign banks, and wholly-owned banking related subsidiaries of foreign banks.
                    The Fund limits investments in obligations of financial institutions to institutions that at the time of investment have total assets in excess of $1 billion or the equivalent in other currencies. Under normal circumstances, the Fund invests:

                    o 100% of total assets in high-quality, short-term money market instruments.

                    The Fund may  invest  without  limitation  in  high-quality,
                    short-term,   dollar-denominated   obligations   of  foreign
                    issuers.

------------------------------------------------------------ ------------------
                                                          Portfolio Managers
------------------------------------------------------------ -----------------
Strong Heritage Money Fund                                Jay N. Mueller, CFA
------------------------------------------------------------ -------------------
Wells Fargo Heritage Money Market Fund                    David Sylvester
                                                            Laurie White
------------------------------------------------------------ ------------------

        EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

WELLS FARGO HIGH INCOME FUND
Comparison of:                                                      which will reorganize into
STRONG HIGH -YIELD BOND FUND                                        WELLS FARGO HIGH INCOME FUND
------------------------------------------------------------------- --------------------------------------------------------------
Objectives:

----------------------------------------------------------------------------------------------------------------------------------
Strong High-Yield Bond Fund          o        seeks total return by investing for a high level of current income and capital growth.
------------------------------------ ---------------------------------------------------------------------------------------------
Wells Fargo High Income Fund         o        seeks total return with a high level of current income.
------------------------------------ ---------------------------------------------------------------------------------------------

Investment Strategies:
-------------------------------------------------------------------------------

Strong High-        The High-Yield Bond Fund invests,  under normal  conditions,
Yield Bond Fund     at least 80% of its net assets in lower-quality,  high yield bonds of corporate issuers (e.g., bonds rated from BB to C by S&P). The Fund will typically maintain an average effective maturity between three and ten years. The Fund may invest up to 20% of its net assets in common stocks and securities that are convertible into common stocks. The Fund may also invest up to 30% of its net assets in foreign securities. The Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk or for liquidity), and may utilize an active trading approach.

---------------------- --------------------------------------------------------

Wells Fargo         The High  Yield  Bond Fund seek  total  return by  investing
High Income         principally in a diversified  portfolio  consisting of below
Fund                investment-grade  debt securities (often called "high-yield"
                    securities  or "junk  bonds") of  corporate  issuers.  Below investment-grade  debt  securities  offer the  potential for higher  returns,  as they generally  carry a higher yield to
                    compensate   for  the  higher  risk   associated   with  the
                    investment. Under normal circumstances, the Fund expect the Fund's average effective maturity to be between three and ten years. Under normal circumstances, the Fund invests: o at least 80% of the Fund's assets in corporate debt securities that are below investment-grade;

                    o up to 30% of total assets in dollar-denominated debt securities of foreign issuers;
                    o up to 20% of total assets in common stocks and convertible securities;
                    o up to 10% of total assets in debt securities that are in default at the time of purchase; and
                    o up to 10% of total assets in stripped mortgage-backed securities.

                    As part of our below investment-grade debt securities investment strategy, the Fund will generally invest in securities that are rated BB+ through B- by S&P or that are unrated but deemed by us to be of comparable quality. The Fund's active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

-------------------------------------------------------------------------------
                                                             Portfolio Managers
-------------------------------------------------------------------------------
Strong High-Yield Bond Fund                          Thomas  M. Price, CFA
-------------------------------------------------------------------------------
Wells Fargo High Income Fund                         Thomas  M. Price, CFA
-------------------------------------------------------------------------------

         EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

WELLS FARGO INDEX FUND
Comparison of:                                                      which will reorganize into
STRONG INDEX 500 FUND                                               WELLS FARGO INDEX FUND
------------------------------------------------------------------- --------------------------------------------------------------
Objectives:
----------------------------------------------------------------------------------------------------------------------------------
Strong Index 500 Fund                o        seeks to replicate as closely as practicable, before fees and expenses, the capitalization-weighted total rate of return of that portion of the U.S. market for publicly traded common stocks composed of the larger capitalization companies.
------------------------------------ ---------------------------------------------------------------------------------------------
Wells Fargo Index Fund               o        seeks to replicate the return of the S&P 500 Index, before fees and expenses.
------------------------------------ ---------------------------------------------------------------------------------------------

Investment Strategies:
----------------------------------------------------------------------------------------------------------------------------------


Strong Index        The Index 500 Fund  invests  all of its assets in a separate
500 Fund            mutual  fund  called  the S&P  500  Index  Master  Portfolio
                    ("Master  Portfolio")  that  has  a  substantially   similar
                    investment  objective.  The  Master  Portfolio  and the Fund
                    pursue  their   objectives   by  investing  in  all  of  the
                    securities  that make up the S&P 500 Index and  investing in these securities in proportions that match the weightings of the S&P 500  Index.  Under  normal  conditions,  the  Master
                    Portfolio invests at least 90% of its net assets in the same stocks and in substantially  the same percentages as the S&P
                    500 Index.  The Master Portfolio seeks to come within 95% of
                    S&P 500 Index's total return,  before fees and expenses,  in falling  as well as  rising  markets.  It does  not  seek to
                    "beat" the market it tracks.  The Master  Portfolio  used by the Fund may use derivative  securities to attempt to manage
                    its  short-term   liquidity   and/or  as   substitutes   for
                    comparable market positions in the securities in the S&P 500
                    Index.


--------------------------------------------------------------------------------

Wells Fargo         The Index Fund is a gateway  fund that invests its assets in
Index Fund          a master portfolio with a substantially  similar  investment objective  and  investment  strategies.  The Fund invests in substantially all of the common stocks listed on the S&P 500
                    Index and  attempt  to  achieve  at least a 95%  correlation between  the  performance  of the  S&P  500  Index  and  our investment  results,  before  expenses.  This correlation is
                    sought   regardless   of   market   conditions.   A  precise
                    duplication  of the  performance  of the S&P 500 Index would mean that the NAV of Fund shares,  including  dividends  and
                    capital   gains,   would   increase  or  decrease  in  exact
                    proportion  to  changes  in the S&P 500  Index.  Such a 100%
                    correlation  is not  feasible.  Our  ability  to  track  the performance  of the S&P 500 Index may be affected  by, among other things,  transaction  costs and shareholder  purchases
                    and  redemptions.   The  Fund   continuously   monitors  the
                    performance  and composition of the S&P 500 Index and adjust the Fund's  portfolio as necessary to reflect any changes to
                    the  S&P  500  Index  and  to   maintain  a  95%  or  better
                    performance correlation before fees and expenses. Under normal circumstances, the Fund invests:

                    o at least 80% of the Fund's assets in a diversified portfolio of equity securities designed to replicate the holdings and weightings of the stocks listed in the S&P 500 Index;
                    o in stock index futures and options on stock indexes as a substitute for comparable positions in the underlying securities; and
                    o in interest rate futures contracts, options or interest rate swaps and index swaps.

------------------------------------------------------------ ------------------
                                                             Portfolio Managers
------------------------------------------------------------ -----------------
Strong Index 500 Fund                                          Not Applicable
------------------------------------------------------------ ------------------
Wells Fargo Index Fund                                  Gregory T. Genung, CFA
                                                        Laurie R. White
------------------------------------------------------------ ------------------

              EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

WELLS FARGO INTERMEDIATE TAX-FREE FUND
Comparison of:                                                  which will reorganize into
STRONG INTERMEDIATE MUNICIPAL BOND FUND                         WELLS FARGO INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------- ------------------------------------------------------------------
Objectives:
----------------------------------------------------------------------------------------------------------------------------------
Strong Intermediate Municipal Bond               o seeks total return by investing for a high level of federally tax-exempt current Fund income.
------------------------------------ ---------------------------------------------------------------------------------------------
Wells Fargo Intermediate Tax-Free               o seeks current income exempt from federal income tax.
Fund
------------------------------------ ---------------------------------------------------------------------------------------------

Investment Strategies:
----------------------------------------------------------------------------------------------------------------------------------

Strong              The Intermediate  Municipal Bond Fund invests,  under normal
Intermediate        conditions  at  least  80% of its net  assets  in  municipal
Municipal           bonds,    including    intermediate-term,     higher-    and
Bond Fund           medium-quality   municipal  bonds.  To  enhance  its  return
                    potential,  the Fund may  invest up to 15% of its net assets in securities that are of lower-quality (e.g., high-yield or junk  bonds).  The  Fund may  also  invest  up to 20% of its assets in taxable  securities of  comparable  quality to its
                    investments   in  municipal   obligations,   including  U.S.
                    Government securities,  bank and corporate obligations,  and short-term,  fixed-income  securities.  The  Fund's  manager conducts intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving (based on improving financial
                    trends,   positive   industry/sector   dynamics,   improving
                    economic  conditions,  or specific  demographic trends). The
                    Fund typically maintains an average effective maturity between 3 and 10 years. The Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk or for liquidity), and may utilize an active trading approach.

---------------------- --------------------------------------------------------

Wells Fargo         The  Intermediate   Tax-Free  Fund  invests  principally  in
Intermediate        municipal  securities.  The Fund expects the Fund's  average
Tax-Free Fund       effective  maturity  to be between 3 and 10 years.  The Fund conducts  intensive  research  on Tax-Free  Fund  individual
                    issuers   to   uncover   solid   investment   opportunities,
                    especially  looking for bonds whose quality may be improving
                    -   based   on   improving   financial   trends,    positive
                    industry/sector dynamics, improving economic conditions or specific demographic trends. The Fund invests in municipal securities that pay interest exempt from both federal income tax and the federal AMT. Under normal circumstances, the Fund invests:

                    o at least 80% of the Fund's assets in municipal securities that pay interest exempt from federal income tax and the federal AMT;
                    o up to 20% of the Fund's assets in securities that pay interest subject to federal income tax, including the federal AMT, such as U.S. Government obligations, bank and corporate obligations, and short-term debt securities; and
                    o up to 15% of total assets in below investment-grade debt securities.

                    The Fund's active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

------------------------------------------------------------ ------------------
                                                             Portfolio Managers
------------------------------------------------------------ ------------------
Strong Intermediate Municipal Bond Fund              Lyle J. Fitterer, CFA, CPA
------------------------------------------------------------ -------------------
Wells Fargo Intermediate Tax-Free Fund               Lyle J. Fitterer, CFA, CPA
                                                            Duane A. McAllister
------------------------------------------------------------ -------------------

          EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

WELLS FARGO LARGE CAP GROWTH FUND
Comparison of:                                                      which will reorganize into
STRONG LARGE CAP GROWTH FUND                                        WELLS FARGO LARGE CAP GROWTH FUND
------------------------------------------------------------------- --------------------------------------------------------------
Objectives:
------------------------------------ ---------------------------------------------------------------------------------------------
Strong Large Cap Growth Fund         o        seeks capital growth.
------------------------------------ ---------------------------------------------------------------------------------------------
Wells Fargo Large Cap Growth Fund    o        seeks long-term capital appreciation.
------------------------------------ ---------------------------------------------------------------------------------------------

Investment Strategies:
---------------------- --------------------------------------------------------

Strong Large        The Large Cap Growth Fund invests,  under normal conditions,
Cap Growth          at least  80% of its net  assets  in  equity  securities  of
Fund                large-capitalization  companies  that its  managers  believe offer the potential for capital growth. Large-capitalization companies are defined as those companies with a market capitalization substantially similar to that of companies in the S&P 500 Composite Stock Price Index at the time of investment. The Fund's manager seeks to identify companies that have superior sales and earnings, enjoy a competitive advantage (e.g., dominant market share), and have effective management (e.g., high return on invested capital). Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors. The Fund may invest in derivative securities for nonspeculative purposes
                    (e.g., to manage investment risk or for liquidity) and may utilize an active trading approach. The manager may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

---------------------- --------------------------------------------------------

Wells Fargo         The Large Cap Growth Fund invests  principally in securities
Large Cap           of  large-capitalization  companies  that the Fund  believes
Growth Fund         offer the  potential  for capital  growth.  The Fund defines
                    large-capitalization   companies   as  those   with   market
                    capitalizations of $3 billion or more.

                    The Fund seeks to identify companies that have superior sales and earnings, enjoy a competitive advantage (e.g., dominant market share), and have effective management (e.g., high return on invested capital). The Fund may invest in any sector, and at times the Fund may emphasize one or more particular sectors.

                    Under normal circumstances, the Fund invests:

                    o at least 80% of the Fund's assets in securities of large-capitalization companies; and

                    o up to 25% of total assets in foreign securities through
                     ADRs and similar investments.

                    The Fund's active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

------------------------------------------------------------ -----------------
                                                           Portfolio Managers
------------------------------------------------------------ ------------------
Strong Large Cap Growth Fund                              Bruce C. Olson, CFA
------------------------------------------------------------ ------------------
Wells Fargo Large Cap Growth Fund                         Bruce C. Olson, CFA
------------------------------------------------------------ ------------------

       EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

WELLS FARGO CAPITAL GROWTH FUND
Comparison of:                                                      which will reorganize into
o        STRONG LARGE COMPANY GROWTH FUND                           WELLS FARGO CAPITAL GROWTH FUND
o        STRONG ENDEAVOR FUND
------------------------------------------------------------------- --------------------------------------------------------------
Objectives:

----------------------------------------------------------------------------------------------------------------------------------
Strong Large Company Growth Fund         o seeks total return by investing for capital growth and income.
------------------------------------ ---------------------------------------------------------------------------------------------
Strong Endeavor Fund                     o seeks capital growth.
------------------------------------ ---------------------------------------------------------------------------------------------

Wells Fargo Capital Grwoth               o seeks long-term capital appreciation.
Fund
------------------------------------ ---------------------------------------------------------------------------------------------

Investment Strategies:
---------------------- --------------------------------------------------------

Strong Large        The  Large  Company   Growth  Fund  invests,   under  normal
Company             conditions,  at least 80% of its net assets in securities of
Growth Fund         large-capitalization  companies  that its  managers  believe offer the potential for above-average earnings growth, which may include income-producing  securities. To identify stocks that offer the opportunity for growth, the managers look for stocks  that  have a record of growth in the areas of sales, earnings,  or book value,  and stocks  that have  attractive
                    growth   prospects  (e.g.,  the  potential  for  accelerated
                    earnings growth because of management changes, new products, or changes in the economy), accelerating sales and earnings, and positive  fundamentals (e.g.,  showing a growth trend or
                    are    well    positioned    in    a    growth     industry.
                    Large-capitalization   companies   are   defined   as  those
                    companies with a market capitalization substantially similar to that of companies in the S&P 500 Composite Stock Price
                    Index at the time of investment. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors. The Fund may invest up to 25% of its net assets in foreign securities and may utilize an active trading approach. The managers may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

---------------------- --------------------------------------------------------

Strong Endeavor     The  Endeavor  Fund  focuses,  under normal  conditions,  on
Fund                equity  securities  (including  common stocks and securities convertible  into  common  stocks)  of  companies  that  its
                    managers   believe  have   above-average   earnings   growth
                    prospects.     The     Fund     invests     primarily     in
                    large-capitalization  companies,  but also invests in small-
                    and  medium-capitalization  companies.  The Fund's  managers select  companies  that  have  attractive  growth  prospects
                    (e.g., the potential for accelerated earnings growth because of  management  changes,  new  products,  or  changes in the economy),  accelerating  sales and  earnings,  and  positive fundamentals (e.g.,  showing a growth trend or that are well positioned  in a  growth  industry).  Although  the Fund may invest in any economic sector, at times it may emphasize one or more particular  sectors.  The Fund may also invest up to
                    25% of its net assets in foreign  securities.  In  addition, the  Fund  may  utilize  an  active  trading  approach.  The
                    managers  may  sell  a  stock  when  the  company's   growth
                    prospects  become less  attractive or to take advantage of a
                    better   investment   opportunity.

------------------------------------------------------------------------------

Wells Fargo         The Capital Growth Fund invests principally in securities of
Capital Growth      large-capitalization      companies,      which      include
Fund                income-producing  securities,  that the Fund believes  offer the potential for above-average earnings growth. The Fund defines large-capitalization companies as those with market capitalizations of $3 billion or more.

                    To identify stocks that offer the opportunity for growth, the Fund looks for stocks that have attractive growth prospects, (e.g., the potential for accelerated earnings growth because of management changes, new products, or changes in the economy), accelerating sales and earnings, and positive fundamentals (e.g., showing a growth trend or that are well positioned in a growth industry). Under normal circumstances, the Fund invests:

                    o at least 80% of the Fund's assets in securities of large capitalization companies; and
                    o up to 25% of total assets in foreign securities through ADRs and similar investments.

                    The Fund's active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

------------------------------------------------------------ -------------------
                                                            Portfolio Managers
------------------------------------------------------------ ------------------
Strong Large Company Growth Fund                          Thomas J. Pence, CFA
------------------------------------------------------------ ------------------
Strong Endeavor Fund                                       Thomas J. Pence, CFA
------------------------------------------------------------ -------------------
Wells Fargo Capital Growth Fund                      Thomas J. Pence, CFA
------------------------------------------------------------ ------------------

         EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

WELLS FARGO LIFE STAGE - AGGRESSIVE PORTFOLIO
Comparison of:                                                      which will reorganize into
STRONG LIFE STAGE SERIES - AGGRESSIVE PORTFOLIO                     WELLS FARGO LIFE STAGE - AGGRESSIVE PORTFOLIO

------------------------------------------------------------------- --------------------------------------------------------------
Objectives:
------------------------------------ ---------------------------------------------------------------------------------------------
Strong Life Stage Series -           o        seeks capital growth.
Aggressive Portfolio
------------------------------------ ---------------------------------------------------------------------------------------------
Wells Fargo Life Stage -             o        seeks capital appreciation with a secondary emphasis on current income.
Aggressive Portfolio
------------------------------------ ---------------------------------------------------------------------------------------------
Investment Strategies:
---------------------- -----------------------------------------------------------------------------------------------------------

Strong Life         The Aggressive  Portfolio  invests  substantially all of its
Stage Series -      assets  in a group  of the  Strong  Family  of  Funds in the
Aggressive          allocations  set forth in the table below, at a stocks/bonds
Portfolio           ratio of 80/20.  It is directed at Portfolio  investors with relatively high tolerance for risk and seeks medium to high growth of capital with very low current income. It is designed for younger investors who are saving for retirement and who plan to retire in their 60s.


                    Underlying Funds                                Aggressive

                    Strong Advisor Common Stock Fund - Class Z
                                                                         25%
                    Strong Advisor U.S. Value Fund - Class K
                                                                          10%
                    Strong Endeavor Fund - Investor Class
                                                                          20%
                    Strong Government Securities Fund - Investor Class
                                                                           5%
                    Strong Growth and Income Fund - Class K
                                                                          15%
                    Strong Overseas Fund - Investor Class
                                                                          10%
                    Strong Short-Term Bond Fund - Investor Class
                                                                           5%
                    Strong Ultra Short-Term Income Fund - Investor Class
                                                                          10%
                    While the Portfolio will generally be invested according to these allocations, it may invest up to 5% of its assets either in Institutional Class shares of the Strong Heritage Money Fund or cash-type securities as a cash management tool. As a result of market gains or losses, the percentage of the Portfolio's assets invested in stocks or bonds may exceed or be less than the asset allocation models shown above. The Portfolio will rebalance its assets among the Underlying Funds in accordance with the Portfolio's asset allocation model once a calendar quarter. The Portfolio may also rebalance the Portfolio's assets more frequently than quarterly if, for example, market fluctuations or other conditions cause the Portfolio's assets to significantly depart from the asset allocations shown above.

-------------------------------------------------------------------------------

Wells Fargo         Wells Fargo Life The Aggressive  Portfolio  seeks to achieve
Life Stage -        the  Portfolio's  investment  objective by allocating 80% of
Aggressive          its Stage - Aggressive  assets to affiliated stock funds and
Portfolio           20% of its assets to affiliated bond funds (the  "Underlying
                    Portfolio Funds"). By investing in several Underlying Funds, the Portfolio achieves diversification as the stock funds offer greater long-term capital appreciation potential, and the bond funds help to decrease risk while providing income.

                    Stock holdings are diversified across several investment styles. These styles include, but are not limited to, large company growth, large company value, small company, and international. Bond holdings are also diversified across a range of short to intermediate term, income-producing securities, including U.S. Government obligations, corporate bonds, below investment-grade bonds and foreign issues. The Portfolio seeks to achieve the Portfolio's investment objective by allocating assets across various classes of stocks and bonds of a number of Underlying Funds.

                    Under normal circumstances, the Portfolio invests:

                    o 80% of total assets in stock funds; and
                    o 20% of total assets in bond funds. The percentage of Portfolio assets invested in stock or bond funds may temporarily deviate from the percentages indicated above due to changes in market values. The adviser rebalances the Portfolio when the Portfolio's assets deviate by a specified percentage from these percentages.
------------------------------------------------------------ -----------------
                                                            Portfolio Managers
------------------------------------------------------------ ------------------
Strong Life Stage Series - Aggressive Portfolio                 Not Applicable
------------------------------------------------------------ ------------------
Wells Fargo Life Stage - Aggressive Portfolio                    Not Applicable
------------------------------------------------------------ ------------------

        EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

WELLS FARGO LIFE STAGE - CONSERVATIVE PORTFOLIO
Comparison of:                                                      which will reorganize into
STRONG LIFE STAGE - CONSERVATIVE PORTFOLIO                          WELLS FARGO LIFE STAGE - CONSERVATIVE PORTFOLIO
------------------------------------------------------------------- --------------------------------------------------------------
Objectives:
------------------------------------ ---------------------------------------------------------------------------------------------
Strong Life Stage Series             o        seeks total return by investing primarily for income and secondarily for capital
-Conservative Portfolio                      growth.
------------------------------------ ---------------------------------------------------------------------------------------------
Wells Fargo Life Stage -             o        seeks a combination of current income and capital appreciation.
Conservative Portfolio
------------------------------------ ---------------------------------------------------------------------------------------------
Investment Strategies:
----------------------------------------------------------------------------------------------------------------------------------

Strong Life Stage   The Conservative  Portfolio invests substantially all of its
Series -            assets  in a group  of the  Strong  Family  of  Funds in the
Conservative        allocations  set forth in the table below, at a stocks/bonds
Portfolio           ratio of 40/60.  It is directed  Portfolio at investors with low to medium tolerance for risk and seeks current income with low to moderate growth of capital. It is designed for investors who are approaching retirement or who are retired.

                       Underlying Funds                      Conservative


                       Strong Advisor Common Stock Fund - Class Z          10%
                       Strong Advisor U.S. Value Fund - Class K             5%
                       Strong Endeavor Fund - Investor Class               10%
                       Strong Government Securities Fund - Investor Class  15%
                       Strong Growth and Income Fund - Class K             10%
                       Strong Overseas Fund - Investor Class                5%
                       Strong Short-Term Bond Fund - Investor Class        15%
                       Strong Ultra Short-Term Income Fund - Investor Class30%


                    While the Portfolio will generally be invested according to these allocations, it may invest up to 5% of its assets either in Institutional Class shares of the Strong Heritage Money Fund or cash-type securities as a cash management tool. As a result of market gains or losses, the percentage of the Portfolio's assets invested in stocks or bonds may exceed or be less than the asset allocation models shown above. The Portfolio will rebalance the Portfolio's assets among the Underlying Funds in accordance with the Portfolio's assets allocation model once a calendar quarter. The Portfolio may also rebalance the Portfolio's assets more frequently than quarterly if, for example, market fluctuations or other conditions cause the Fund's assets to significantly depart from the asset allocations shown above.


---------------------- ---------------------------------------------------------

Wells Fargo         The Conservative  Portfolio seeks to achieve the Portfolio's
LIfe Stage -        investment  objective  by  allocating  60% of its  assets to
Conservative        affiliated  bond funds and 40% of its  assets to  affiliated
Portfolio           stock funds (the "Underlying Portfolio Funds"). By investing
                    in  several   Underlying   Funds,  the  Portfolio   achieves
                    diversification as the bond funds help to decrease risk while providing income, and the stock funds offer greater long-term capital appreciation potential.

                    Bond holdings are diversified across a range of short to intermediate term, income-producing securities, including U.S. Government obligations, corporate bonds, below investment-grade bonds and foreign issues. Stock holdings are diversified across several investment styles. These styles include, but are not limited to large company growth, large company value, small company, and international. The Portfolio seeks to achieve the Portfolio's investment objective by allocating assets across various classes of bonds and stocks of a number of Underlying Funds.

                    Under normal circumstances, the Portfolio invests:

                    o 60% of total assets in bond funds; and
                    o 40% of total  assets in stock  funds.

                    The percentage of Portfolio assets invested in stock or bond funds may temporarily deviate from the percentages indicated above due to changes in market values. The adviser rebalances the Portfolio when the Portfolio's assets deviate by a specified percentage from these percentages.

------------------------------------------------------------ ------------------
                                                            Portfolio Managers
------------------------------------------------------------ ------------------
Strong Life Stage Series - Conservative Portfolio               Not Applicable
------------------------------------------------------------ ------------------
Wells Fargo Life Stage - Conservative Portfolio                 Not Appicable
------------------------------------------------------------ ------------------

         EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

WELLS FARGO LIFE STAGE - MODERATE PORTFOLIO
Comparison of:                                                      which will reorganize into
STRONG LIFE STAGE SERIES - MODERATE PORTFOLIO                       WELLS FARGO LIFE STAGE - MODERATE PORTFOLIO
------------------------------------------------------------------- --------------------------------------------------------------
Objectives:
------------------------------------ ---------------------------------------------------------------------------------------------
Strong Life Stage Series -Moderate         o seeks total return by investing primarily for capital growth and secondarily for
Portfolio                                    income.
------------------------------------ ---------------------------------------------------------------------------------------------
Wells Fargo Life Stage - Moderate          o seeks a combination of capital appreciation and current income.
Portfolio
------------------------------------ ---------------------------------------------------------------------------------------------
Investment Strategies:
----------------------------------------------------------------------------------------------------------------------------------

Strong Life         The  Moderate  Portfolio  invests  substantially  all of its
State Series -      assets  in a group  of the  Strong  Family  of  Funds in the
Moderate            allocations  set forth in the table below, at a stocks/bonds
Portfolio           ratio of 60/40.  It is directed at Portfolio  investors with medium to high tolerance for risk and seeks low to moderate growth of capital with some current income. It is designed for middle-aged investors who are saving for retirement and who plan to retire in their 60s.

                       Underlying Funds                     Moderate

                       Strong Advisor Common Stock Fund - Class Z           20%
                       Strong Advisor U.S. Value Fund - Class K             10%
                       Strong Endeavor Fund - Investor Class                15%
                       Strong Government Securities Fund - Investor Class   10%
                       Strong Growth and Income Fund - Class K              10%
                       Strong Overseas Fund - Investor Class                5%
                       Strong Short-Term Bond Fund - Investor Class         10%
                       Strong Ultra Short-Term Income Fund - Investor Class 20%


                    While the Portfolio will generally be invested according to these allocations, it may invest up to 5% of its assets either in Institutional Class shares of the Strong Heritage Money Fund or cash-type securities as a cash management tool. As a result of market gains or losses, the percentage of the Portfolio's assets invested in stocks or bonds may exceed or be less than the asset allocation models shown above. The Fund will rebalance the Portfolio's assets among the Underlying Funds in accordance with the Portfolio's assets allocation model once a calendar quarter. The Portfolio may also rebalance the Portfolio's assets more frequently than quarterly if, for example, market fluctuations or other conditions cause the Portfolio's assets to significantly depart from the asset allocations shown above.

-------------------------------------------------------------------------------

Wells Fargo         The  Moderate  Portfolio  seeks to achieve  the  Portfolio's
Life Stage -        investment  objective  by  allocating  60% of its  assets to
Moderate            affiliated  stock funds and 40% of its assets to  affiliated
Portfolio           bond funds (the "Underlying  Portfolio Funds"). By investing
                    in  several   Underlying   Funds,  the  Portfolio   achieves
                    diversification as the stock funds offer greater long-term capital appreciation potential, and the bond funds help to decrease risk while providing income.

                    Stock holdings are diversified across several investment styles. These styles include, but are not limited to large company growth, large company value, small company, and international. Bond holdings are also diversified across a range of short to intermediate term, income-producing securities, including U.S. Government obligations, corporate bonds, below investment-grade bonds and foreign issues. The Portfolio seeks to achieve the Portfolio's investment objective by allocating assets across various classes of stocks and bonds of a number of Underlying Funds.

                    Under normal circumstances, the Portfolio invests:

                    o 60% of total assets in stock funds; and
                    o 40% of total assets in bond funds.

                    The percentage of Portfolio assets invested in stock or bond funds may temporarily deviate from the percentages indicated above due to changes in market values. The adviser rebalances the Portfolio when the Portfolio's assets deviate by a specified percentage from these percentages.

------------------------------------------------------------ ------------------
                                                            Portfolio Managers
------------------------------------------------------------ ------------------
Strong Life Stage Series - Moderate Portfolio                  Not Applicable
------------------------------------------------------------ ------------------
Wells Fargo Life Stage - Moderate Portfolio                    Not Applicable
------------------------------------------------------------ ------------------

           EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

WELLS FARGO MID CAP DISCIPLINED FUND
Comparison of:                                                      which will reorganize into
STRONG MID CAP DISCIPLINED FUND                                     WELLS FARGO MID CAP DISCIPLINED FUND
------------------------------------------------------------------- --------------------------------------------------------------
Objectives:
------------------------------------ ---------------------------------------------------------------------------------------------
Strong Mid Cap Disciplined Fund      o        seeks capital growth.
------------------------------------ ---------------------------------------------------------------------------------------------
Wells Fargo Mid Cap Disciplined      o seeks long-term capital appreciation.
Fund
------------------------------------ ---------------------------------------------------------------------------------------------
Investment Strategies:
----------------------------------------------------------------------------------------------------------------------------------

Strong Mid          The  Mid  Cap   Disciplined   Fund  invests,   under  normal
Cap Disciplined     conditions,  at  least  80%  of its  net  assets  in  equity
Fund                securities  of  medium-capitalization   companies  that  the
                    Fund's manager believes present attractive opportunities but have not been widely  recognized by  investment  analysts or the financial press. The Fund defines "medium-capitalization companies"  as  companies  whose  market  capitalization  is substantially  similar to that of  companies  in the Russell
                    Midcap(R) Index at the time of investment. To identify these companies,  the  manager  engages  in  in-depth,  first-hand research. Visits with members of a company's management team are often an integral part of this process.  The goal of the
                    manager's   research  is  to  identify  companies  that  are
                    undervalued or have growth  potential that are not currently reflected in the companies'  stock price.  Although the Fund may invest in any economic sector, at times it may emphasize one or more  particular  sectors.  The  Fund may  invest  in
                    derivative    securities,     including     commodity-linked
                    derivatives, for nonspeculative purposes (e.g., to manage investment risk or for liquidity) and may utilize an active trading approach. The manager may sell a stock when changes in its price or growth potential no longer make it an attractive investment.

---------------------- --------------------------------------------------------

Wells Fargo         The Mid Cap Disciplined  Fund seeks capital  appreciation by
Mid Cap             investing  principally  in  medium-capitalization  companies
Disciplined         that the Fund believes present attractive  opportunities but
Fund                have not been widely  recognized by  investment  analysts or the financial press. The Fund defines medium-capitalization companies as those with market capitalizations within the range of companies comprising the Russell Midcap(R) Index, at the time of purchase. The range of the Russell Midcap(R)
                    Index was $513 million to $13.84 billion as of June 30, 2004, and is expected to change frequently. To identify these companies, the Fund engages in in-depth, first-hand research, and often visit with members of a company's management team. The goal of our research is to identify companies that are undervalued or have growth potential not currently reflected in their stock prices. The Fund may invest in any sector, and at times the Fund may emphasize one or more particular sectors. Under normal circumstances, the Fund invests:

                    o at least 80% of the Fund's assets in securities of medium-capitalization companies; and
                    o up to 25% of total assets in foreign securities.

                    The Fund's active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

------------------------------------------------------------ ------------------
                                                           Portfolio Managers
------------------------------------------------------------ ------------------
Strong Mid Cap Disciplined Fund                      Robert J. Costomiris, CFA
------------------------------------------------------------ ------------------
Wells Fargo Mid Cap Disciplined Fund                 Robert J. Costomiris, CFA
------------------------------------------------------------ ------------------

          EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

WELLS FARGO MINNESOTA TAX-FREE FUND
Comparison of:                                                      which will reorganize into
STRONG MINNESOTA TAX-FREE FUND                                      WELLS FARGO MINNESOTA TAX-FREE FUND
------------------------------------------------------------------- --------------------------------------------------------------
Objectives:
------------------------------------ ---------------------------------------------------------------------------------------------
Strong Minnesota Tax-Free Fund              o seeks total return by investing for a high level of current income that is exempt from federal and Minnesota personal income taxes.
------------------------------------ ---------------------------------------------------------------------------------------------
Wells Fargo Minnesota Tax-Free Fund         o seeks a high level of current income exempt from federal income tax and Minnesota individual income tax, without assuming undue risk.
------------------------------------ ---------------------------------------------------------------------------------------------
Investment Strategies:
----------------------------------------------------------------------------------------------------------------------------------

Strong Minnesota    The   Minnesota   Tax-Free   Fund   invests,   under  normal
Tax-Free Fund       conditions,  at least  95% of its net  assets  in  municipal obligations  whose  interest  is  exempt  from  federal  and
                    Minnesota personal income taxes, and at least 80% of its net assets in  municipal  obligations  whose  interest is exempt from the federal  alternative  minimum tax (AMT). It invests at least 65% of its net assets in higher- and medium-quality securities.  To enhance  its return  potential  and help the
                    Fund achieve its principal  investment strategy of investing
                    95% of its net assets in  Minnesota  tax-exempt  securities, the  Fund  may  invest  up to  25%  of  its  net  assets  in securities that are of  lower-quality  (e.g.,  high-yield or junk  bonds).  The Fund may also  invest up to 5% of its net assets in taxable  securities of  comparable  quality to its
                    investments   in  municipal   obligations,   including  U.S.
                    Government securities, bank and corporate obligations, and short-term, fixed-income securities. The Fund typically maintains an average effective maturity between 5 and 20 years. Also, the Fund may invest up to 25% of its net assets in industrial development bonds (IDBs), which may be in related industries or with related issuers, and up to 25% of its net assets in municipal leases. The Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk or for liquidity), and may utilize an active trading approach.

---------------------- --------------------------------------------------------

Wells Fargo         The Minnesota Tax-Free Fund invests in municipal  securities
Minnesota           issued  by the  state  of  Minnesota  and its  subdivisions,
Tax-Free Fund       authorities,  instrumentalities  and corporations.  The Fund also invests in municipal Fund securities issued by the territories and possessions of the United States. The Fund invests principally in municipal securities with interest exempt from both federal income tax and Minnesota individual income tax.

                    There are no restrictions on the Fund's average portfolio maturity. Under normal circumstances, the Fund's dollar-weighted average maturity will be greater than 10 years. The Fund's average portfolio maturity may reach or exceed 20 years. Depending on market conditions, the Fund's average dollar-weighted average maturity could be higher or lower. The Fund emphasizes investments in municipal securities that pay interest income.

                    Under normal circumstances, the Fund invests:

                    o at least 80% of the Fund's assets in municipal securities that pay interest exempt from federal income tax or Minnesota individual income tax;
                    o up to 25% of total assets in securities of related issuers or in securities of any one issuer;
                    o up to 20% of the Fund's assets in securities that pay interest subject to federal income taxes, including federal AMT; and
                    o up to 25% of total assets in below investment-grade municipal securities, including unrated securities which the Fund classifies as below investment-grade quality.

------------------------------------------------------------ ------------------
                                                            Portfolio Managers
------------------------------------------------------------ ------------------
Strong Minnesota Tax-Free Fund                             Duane A. McAllister
------------------------------------------------------------ ------------------
Wells Fargo Minnesota Tax-Free Fund                            Arthur C. Evans
                                                               Stephen Galiani
------------------------------------------------------------ ------------------

        EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

WELLS FARGO MONEY MARKET FUND
Comparison of:                                                      which will reorganize into
STRONG MONEY MARKET FUND                                            WELLS FARGO MONEY MARKET FUND

------------------------------------------------------------------- --------------------------------------------------------------
Objectives:
----------------------------------------------------------------------------------------------------------------------------------
Strong Money Market Fund             o        seeks current income, a stable share price, and daily liquidity.
------------------------------------ ---------------------------------------------------------------------------------------------
Wells Fargo Money Market Fund        o        seeks high current income, while preserving capital and liquidity.
------------------------------------ ---------------------------------------------------------------------------------------------
Investment Strategies:
---------------------- -----------------------------------------------------------------------------------------------------------

Strong Money        The Money  Market  Fund is  managed  to  provide  attractive
Market Fund         yields and a stable  share  price of $1.00.  It invests in a portfolio of high-quality, short-term debt securities issued by governments and their agencies, corporations, and banks and other financial institutions. The manager may sell a holding if its fundamental qualities (e.g., credit quality) deteriorate, or to take advantage of more attractive yield opportunities.

---------------------- --------------------------------------------------------

Welss Fargo         The Money Market Fund  actively  manages a portfolio of U.S.
Money Market        dollar-denominated  high-quality,  short-term  money  market
Fund                instruments. These include bankers' acceptances, bank notes, certificates of deposit, commercial paper and repurchase agreements. Under normal circumstances, the Fund invests:

                    o 100% of total assets in high-quality, short-term money market instruments.

------------------------------------------------------------ ------------------
                                                             Portfolio Managers
------------------------------------------------------------ ------------------
Strong Money Market Fund                                   Jay N. Mueller, CFA
------------------------------------------------------------ ------------------
Wells Fargo Money Market Fund                               David D. Sylvester
                                                                Laurie R. White
------------------------------------------------------------ ------------------

            EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

WELLS FARGO MUNICIPAL MONEY MARKET FUND
Comparison of:                                                  which will reorganize into
STRONG MUNICIPAL MONEY MARKET FUND                              WELLS FARGO MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------- ------------------------------------------------------------------

Objectives:
------------------------------------ ---------------------------------------------------------------------------------------------
Strong Municipal Money Market Fund                      o seeks federal tax-exempt current income, a stable share price, and daily liquidity.
------------------------------------ ---------------------------------------------------------------------------------------------
Wells Fargo Municipal Money Market                     o seeks current income exempt from federal income tax, while preserving
Fund                                                         capital and liquidity.
------------------------------------ ---------------------------------------------------------------------------------------------
Investment Strategies:
----------------------------------------------------------------------------------------------------------------------------------

Strong Municipal    The  Municipal  Money  Market  Fund is  managed  to  provide
Money Market        attractive  yields and a stable share price of $1.00.  Under
Fund                normal conditions,  the Fund invests at least 80% of its net assets in municipal securities. It invests in a portfolio of high-quality, short-term debt securities primarily issued by
                    states   and   their   political   subdivisions,   such   as
                    municipalities. The Fund invests in municipal bonds whose interest may be subject to the AMT. The manager may sell a holding if its fundamental qualities (e.g., credit quality) deteriorate, or to take advantage of more attractive yield opportunities.

---------------------- ---------------------------------------------------------

Wells Fargo         The Municipal Money Market Fund invests substantially all of
Municipal           its assets in high-quality, short-term municipal obligations
Money Market        that are issued by or on behalf of states,  territories  and
Fund                possessions  of the  U.S.  Market  Fund or  their  political subdivisions and financing authorities. These investments may have fixed, variable, or floating rates of interest and may be zero coupon securities. The Fund invests principally in municipal obligations that pay interest exempt from federal income tax, but not necessarily the federal AMT.

                       Under normal circumstances, the Fund invests:

                    o 100% of total assets in high-quality, short-term money market instruments;
                    o at least 80% of the Fund's assets in municipal securities that pay interest exempt from federal income tax, but not necessarily the federal AMT;
                    o up to 20% of the Fund's assets in municipal obligations, the income from which may be subject to federal income tax; and
                    o up to 35% of total assets in issuers located in a single state.

                    The Fund may invest more than 25% of total assets in industrial development bonds and in participation interests in these securities The Fund may invest in any amount of total assets in securities, that may produce income that is subject to federal AMT.

------------------------------------------------------------ ------------------
                                                           Portfolio Managers
------------------------------------------------------------ ------------------
Strong Municipal Money Market Fund                              Wendy Cassetta
                                                         Duane McAllister, CFA
------------------------------------------------------------ ------------------
Wells Fargo Municipal Money Market Fund                     David D. Sylvester
                                                              Julio C. Bonilla
------------------------------------------------------------ ------------------

        EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

WELLS FARGO NATIONAL TAX-FREE MONEY MARKET FUND
Comparison of:                                                      which will reorganize into
o        STRONG FLORIDA MUNICIPAL MONEY MARKET FUND                 WELLS FARGO NATIONAL TAX-FREE MONEY MARKET FUND
o        STRONG TAX-FREE MONEY MARKET FUND
------------------------------------------------------------------- --------------------------------------------------------------
Objectives:
----------------------------------------------------------------------------------------------------------------------------------

Strong Florida Municipal Money                           o seeks federal tax-exempt current income, a stable share price, and
Market Fund                                                daily liquidity, with shares exempt from the Florida intangible personal property tax.
------------------------------------ ---------------------------------------------------------------------------------------------
Strong Tax-Free Money Fund                              o seeks federal tax-exempt current income, a stable share price, and daily liquidity.
------------------------------------ ---------------------------------------------------------------------------------------------
Wells Fargo National Tax-Free                           o seeks current income exempt from federal income tax.
Money Market Fund
------------------------------------ ---------------------------------------------------------------------------------------------
Investment Strategies:
---------------------- -----------------------------------------------------------------------------------------------------------

Strong Florida The Florida Municipal Money Market Fund is managed to Municipal Money provide attractive yields and a stable share price of $1.00.
Market Fund         Under  normal  conditions,  the Fund invests at least 80% of its net assets in high-quality, short-term debt securities whose income is exempt from federal and Florida personal income tax, if any. The Fund invests primarily in securities issued by any state and its municipalities, but may invest substantially in securities issued by Florida and its municipalities. Under normal conditions, it is expected that the Fund's shares will be exempt from the Florida intangible personal property tax. The Fund invests in securities whose income may be subject to the federal alternative minimum tax
                    (AMT). The manager may sell a holding if its fundamental qualities (e.g., credit quality) deteriorate, or to take advantage of more attractive yield opportunities.

---------------------- --------------------------------------------------------

Strong Tax-Free     The Tax-Free Money Fund is managed to provide a stable share
Money Fund          price of $1.00. The Fund invests,  under normal  conditions, at least 80% of its net assets in  short-term,  high-quality municipal  obligations whose interest is exempt from federal income  tax,  including  the  AMT.  Although,  under  normal conditions,  the Fund expects to invest substantially all of its  assets in  obligations  that are  exempt  from  federal income tax, including the AMT, the Fund may invest up to 20%
                    of its assets in taxable securities of comparable quality to its  investments  in municipal  obligations,  including U.S.
                    government securities,  bank and corporate obligations,  and short-term fixed income securities. The Fund may also invest any amount in cash or taxable cash equivalents to the extent the manager  cannot  obtain  suitable  obligations  that are exempt from federal income tax,  including the AMT. The Fund anticipates  that  substantially  all of the income  that it pays will be exempt from federal  income tax,  including the
                    AMT.  To the  extent the Fund holds  taxable  securities  or securities subject to the AMT, some income the Fund pays may be taxable. In addition, income from the Fund may be subject to state and local taxes.  The manager may sell a holding if
                    its   fundamental    qualities   (e.g.,    credit   quality)
                    deteriorate, or to take advantage of more attractive yield opportunities.

---------------------- --------------------------------------------------------

Wells Fargo         The   National    Tax-Free   Money   Market   Fund   invests
National Tax-       substantially   all   of  the   Fund's   total   assets   in
Free Money          high-quality,  short-term  municipal  obligations  that  are
Market Fund         issued by or on behalf of  states,  territories  and  Market
                    Fund possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, variable or floating rates of interest and may be zero coupon securities. The Fund invests principally in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT"), while the Fund reserves the right to invest up to 20% of the Fund's assets in municipal obligations that pay interest subject to federal income tax or federal AMT, beginning on January 1, 2005, the Fund intends, under normal market conditions, to avoid investing in municipal obligations that pay interest subject to the federal AMT.

                       Under normal circumstances, the Fund invests:

                    o 100% of total assets in high-quality, short-term money market instruments;
                    o at least 80% of the Fund's assets in municipal obligations that pay interest exempt from federal income tax and federal AMT;
                    o up to 20% of the Fund's assets in municipal obligations, the income from which may be subject to federal income tax or federal AMT; and
                    o up to 35% of total assets in issuers located in a single state.

                    The Fund may invest more than 25% of total assets in industrial development bonds and in participation interests in these securities.

------------------------------------------------------------ ------------------
                                                         Portfolio Managers
------------------------------------------------------------ ------------------
Strong Florida Municipal Money Market Fund                      Wendy Cassetta
                                                          Duane McAllister, CFA
------------------------------------------------------------ ------------------
Strong Tax-Free Money Fund                                      Wendy Cassetta
                                                         Duane McAllister, CFA
------------------------------------------------------------ -----------------
Wells Fargo National Tax-Free Money Market Fund             David D. Sylvester
                                                              Julio C. Bonilla
------------------------------------------------------------ ------------------

      EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

WELLS FARGO OPPORTUNITY FUND
Comparison of:                                                      which will reorganize into
STRONG OPPORTUNITY FUND                                             WELLS FARGO OPPORTUNITY FUND
------------------------------------------------------------------- --------------------------------------------------------------
Objectives:
------------------------------------ ---------------------------------------------------------------------------------------------
Strong Opportunity Fund              o        seeks capital growth.
------------------------------------ ---------------------------------------------------------------------------------------------
Wells  Fargo Opportunity Fund        o        seeks long-term capital appreciation.
------------------------------------ ---------------------------------------------------------------------------------------------
Investment Strategies:
---------------------- -----------------------------------------------------------------------------------------------------------

Strong Opportunity  The  Opportunity  Fund  invests,  under  normal  conditions,
FUnd primarily in equity securities of medium-capitalization companies that the Fund's managers believe are underpriced, yet have attractive growth prospects. The managers base the analysis on a company's "private market value" - the price an investor would be willing to pay for the entire company given its management, financial health, and growth potential. The managers determine a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value. The managers may sell a stock when its price no longer compares favorably with the company's private market value.

---------------------- --------------------------------------------------------

Wells Fargo         The  Opportunity  Fund  invests  in  equity   securities  of
Opportunity         medium-capitalization  companies  that the Fund believes are
Fund                under-priced, yet have attractive growth prospects. The Fund bases the analysis on a comparison between the company's public value, based on market quotations, with its "private market value" - the price an investor would be willing to pay for the entire company given its management strength, financial health and growth potential. The Fund determines a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value.

                       Under normal circumstances, the Fund invests:

                    o at least 80% of total assets in equity securities; and
                    o up to 25% of total assets in foreign securities.

------------------------------------------------------------ ------------------
                                                            Portfolio Managers
------------------------------------------------------------ ------------------
Strong Opportunity Fund                                      Ann M. Miletti
                                                           Richard T. Weiss
------------------------------------------------------------ ------------------
Wells Fargo Opportunity Fund                                     Ann M. Miletti
                                                              Richard T. Weiss
------------------------------------------------------------ ------------------

            EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

WELLS FARGO OVERSEAS FUND
Comparison of:                                                     which will reorganize into
STRONG OVERSEAS FUND                                                WELLS FARGO OVERSEAS FUND
------------------------------------------------------------------- --------------------------------------------------------------
Objectives:
----------------------------------------------------------------------------------------------------------------------------------
Strong Overseas Fund                 o        seeks capital growth.
------------------------------------ ---------------------------------------------------------------------------------------------
Wells Fargo Overseas Fund            o        seeks long-term capital appreciation.
------------------------------------ ---------------------------------------------------------------------------------------------
Investment Strategies:
----------------------------------------------------------------------------------------------------------------------------------

Strong Overseas     The Overseas Fund invests, under normal conditions, at least
FUnd                80% of its  net  assets  in  foreign  equity  securities  of companies  incorporated  in ten or more  foreign  countries, which may include stocks from emerging markets. The managers apply a multi-dimensional  strategy comprised of three parts
                    that  continually  interact:  trend  identification,   stock
                    selection,  and risk management.  Trends are identified that
                    affect   global  and   regional   economic   and   financial
                    environments,  setting  a  framework  for  stock  selection.
                    Stocks  are  then  analyzed  and  ranked  based  on five key factors: valuation, growth, management, risk, and sentiment.
                    Stocks  chosen  for  inclusion  in the  Fund  share  similar characteristics  such as an  industry  leadership  position, innovative  products and services,  balance sheet  strength, and management  teams with  demonstrated  effectiveness in a competitive  global  environment.  Risk  management  through portfolio  diversification provides the means to monitor and moderate  volatility  for the overall Fund.  Stocks are sold from the Fund  when the rank  based on the five key  factors deteriorates below average, when management or risk rankings drop below average,  when other stocks rank higher,  or when
                    implementing    changes    driven    by   risk    management
                    considerations.

--------------------------------------------------------------------------------

Welss Fargo         The Overseas  Fund seeks capital  appreciation  by investing
Overseas Fund       principally in equity securities of non-U.S. securities. The
                    Fund focuses on companies with strong growth potential and that offer good relative values. These companies typically have distinct competitive advantages, high or improving returns on invested capital, and a potential for positive earnings surprises. The Fund invests primarily in developed countries, but may invest in emerging markets. Under normal circumstances, the Fund invests:

               o    at least 80% of the Fund's assets in non-U.S. securities.

---------------------- --------------------------------------------------------
                                                             Portfolio Managers
------------------------------------------------------------ ------------------
Strong Overseas Fund                                            Stacey Ho, CFA
                                                        Katherine Schapiro, CFA
------------------------------------------------------------ ------------------
Wells Fargo Overseas Fund                                            Mark Beale
                                                                  Richard Lewis
------------------------------------------------------------ ------------------

         EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

WELLS FARGO SHORT-TERM BOND FUND
Comparison of:                                                      which will reorganize into
o        STRONG SHORT-TERM BOND FUND                                WELLS FARGO SHORT-TERM BOND FUND
o        STRONG SHORT-TERM INCOME FUND
------------------------------------------------------------------- --------------------------------------------------------------
Objectives:
----------------------------------------------------------------------------------------------------------------------------------
Strong Short-Term Bond Fund          o        seeks total return by investing for a high level of current income with a low degree of share-price fluctuation.
------------------------------------ ---------------------------------------------------------------------------------------------
Strong Short-Term Income Fund        o        seeks total return by investing for a high level of current income.
------------------------------------ ---------------------------------------------------------------------------------------------
Wells Fargo Short-Term Bond Fund     o seeks current income consistent with capital preservation.
------------------------------------ ---------------------------------------------------------------------------------------------
Investment Strategies:
----------------------------------------------------------------------------------------------------------------------------------


Strong Short-Term   The Short-Term Bond Fund invests,  under normal  conditions,
Bond Fund           at least 80% of its net  assets in bonds,  including  short-
                    and intermediate-term corporate, mortgage- and asset-backed, and U.S. Government (and its agencies) bonds. The Fund invests at least 75% of its net assets in higher- and medium-quality bonds (e.g., bonds rated BBB and higher by S&P). The Fund's average effective maturity will normally be three years or less. The Fund may also invest up to 25% of its net assets in lower-quality, high-yield bonds (e.g., bonds rated BB to C by S&P). The Fund may also invest up to 30% of its net assets in foreign securities. The Fund may invest in derivative securities for nonspeculative purposes
                    (e.g., to manage investment risk or for liquidity).

---------------------- --------------------------------------------------------

Strong Short-Term   The Short-Term Income Fund invests, under normal conditions,
Income Fund         100%  of  its  net  assets  in  investment-grade  securities
                    (including   investment-grade   corporate,   mortgage-   and
                    asset-backed, and U.S. Government and its agencies' bonds), and other investment-grade obligations. Investment-grade securities are securities rated in the higher quality categories to those rated in the medium-quality category
                    (e.g., securities rated AAA to BBB by S&P). The Fund's average effective maturity will normally be three years or less. The Fund may also invest up to 30% of its net assets in foreign securities. The Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk or for liquidity), and may utilize an active trading approach.

---------------------- --------------------------------------------------------

Wells Fargo         The  Short-Term  Bond Fund seeks current  income  consistent
Short-Term          with capital  preservation  while  seeking to maintain a low
Bond Fund           degree  of   share-price   fluctuation  by  investing  in  a
                    diversified    portfolio    consisting    of    short-    to
                    intermediate-term    debt    securities.     Under    normal
                    circumstances, the Fund expects the Fund's average effective maturity to be three years or less. The Fund may invest in a variety of debt securities,  including corporate,  mortgage-
                    and   asset-backed    securities,    and   U.S.   Government
                    obligations.

                    Under normal circumstances, the Fund invests:

                    o at least 80% of the Fund's assets in debt securities;
                    o up to 25% of total assets in dollar-denominated debt securities of foreign issuers;
                    o up to 25% of total assets in below investment-grade debt securities; and
                    o up to 10% of total assets in stripped mortgage-backed securities.

------------------------------------------------------------ ------------------
                                                             Portfolio Managers
------------------------------------------------------------ ------------------
Strong Short-Term Bond Fund                              Thomas M. Price, CFA
                                                             Jay Mueller, CFA
------------------------------------------------------------ ------------------
Strong Short-Term Income Fund                            Thomas M. Price, CFA
                                                             Jay Mueller, CFA
------------------------------------------------------------ ------------------
Wells Fargo Short-Term Bond Fund                          Thomas M. Price, CFA
                                                              Jay Mueller, CFA
------------------------------------------------------------ ------------------

        EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

WELLS FARGO SHORT-TERM HIGH YIELD BOND FUND
Comparison of:                                                      which will reorganize into
STRONG SHORT-TERM HIGH YIELD BOND FUND                              WELLS FARGO SHORT-TERM HIGH YIELD BOND FUND
------------------------------------------------------------------- --------------------------------------------------------------
Objectives:
------------------------------------ ---------------------------------------------------------------------------------------------
Strong Short-Term High Yield Bond               o seeks total return by investing for a high level of current income with a moderate degree of share-price fluctuation.
------------------------------------ ---------------------------------------------------------------------------------------------
Wells Fargo Short-Term High Yield               o seeks total return with a high level of current income.
Bond Fund
------------------------------------ ---------------------------------------------------------------------------------------------
Investment Strategies:
---------------------- -----------------------------------------------------------------------------------------------------------

Strong Short-Term The Short-Term High Yield Bond Fund invests, under normal High Yield Bond conditions, at least 80% of its net assets in short- and
Fund                intermediate-term,  lower-quality,  high-yield  bonds (e.g., bonds rated BB through C by S&P) of corporate  issuers.  The
                    Fund's   manager   intends  to  invest   primarily  in  debt
                    obligations rated BB through B by S&P or another  nationally
                    recognized  statistical  rating  organization.   The  Fund's
                    average effective maturity will normally be three years or less. The Fund may also invest up to 30% of its net assets in foreign securities. The Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk or for liquidity), and may utilize an active trading approach.

------------------------------------------------------------------------------

Wells Fargo         The  Short-Term  High Yield Bond Fund seeks total  return by
Short-Term          investing in a  diversified  portfolio  consisting  of below
High Yield          investment-grade  debt securities (often called "high-yield"
Bond Fund           securities  or "junk  bonds") of Yield  Bond Fund  corporate issuers. Below investment-grade debt securities offer the potential for higher returns, as they generally carry a higher-yield to compensate for the higher risk associated with the investment. The Fund expects the Fund's average effective maturity to be three years or less.

                       Under normal circumstances, the Fund invests

                    o at least 80% of the Fund's assets in below investment-grade corporate debt securities;
                    o up to 25% of total assets in dollar-denominated debt securities of foreign issuers; and
                    o up to 10% of total assets in stripped mortgage-backed securities.

                    As part of our below investment-grade debt securities investment strategy, the Fund will generally invest securities that are rated BB+ through B- by S&P, or that are unrated but deemed by us to be of comparable quality.

                    The Fund's active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

------------------------------------------------------------ -----------------
                                                          Portfolio Managers
------------------------------------------------------------ ------------------
Strong Short-Term High Yield Bond Fund                  Thomas M. Price, CFA
------------------------------------------------------------ -----------------
Wells Fargo Short-Term High Yield Bond Fund               Thomas M. Price, CFA
------------------------------------------------------------ ------------------

         EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

WELLS FARGO SHORT-TERM MUNICIPAL BOND FUND
Comparison of:                                                      which will reorganize into
o        STRONG SHORT-TERM MUNICIPAL BOND FUND                      WELLS FARGO SHORT-TERM MUNICIPAL BOND FUND
o        STRONG SHORT-TERM HIGH YIELD MUNICIPAL BOND FUND
------------------------------------------------------------------- --------------------------------------------------------------
Objectives:
----------------------------------------------------------------------------------------------------------------------------------
Strong Short-Term Municipal Bond Fund             o  seeks total return by investing for a high level of federally tax-exempt current income with a low degree of share-price fluctuation.
-------------------------------------- -------------------------------------------------------------------------------------------
Strong Short-Term High Yield                      o seeks total return by investing for a high level of federally tax-exempt current
Municipal Bond Fund                                 income with a moderate degree of share-price fluctuation.
-------------------------------------- -------------------------------------------------------------------------------------------
Wells Fargo Short-Term Municipal                  o seeks current income exempt from federal income tax consistent with capital
Bond Fund                                           preservation.
-------------------------------------- -------------------------------------------------------------------------------------------
Investment Strategies:
---------------------- -----------------------------------------------------------------------------------------------------------

Strong Short-Term The Short-Term Municipal Bond Fund invests, under normal Municipal Bond conditions, at least 80% of its net assets in municipal
FUnd                bonds. It invests primarily in short- and  intermediate-term municipal  bonds, and invests at least 85% of its net assets in higher-  and  medium-quality  securities.  To enhance its return  potential,  the Fund may invest up to 15% of its net assets  in  securities  that  are of  lower  quality  (e.g., high-yield  or junk  bonds).  The Fund may also invest up to
                    20% of its net assets in taxable  securities  of  comparable
                    quality  to  its   investments  in  municipal   obligations,
                    including  U.S.  Government  securities,  bank and corporate obligations,  and short-term,  fixed-income securities.  The
                    Fund's  manager  conducts  intensive  research on individual
                    issuers   to   uncover   solid   investment   opportunities,
                    especially looking for bonds whose quality may be improving.
                    The Fund typically maintains an average effective maturity of three years or less. The Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk or for liquidity), and may utilize an active trading approach.

---------------------- --------------------------------------------------------

Strong Short-Term   The  Short-Term  High Yield  Municipal  Fund invests,  under
High Yield          normal  conditions,  at  least  80% of  its  net  assets  in
Municipal Bond Fund municipal  bonds,  and invests  primarily in short-term  and intermediate-term  municipal  bonds.  Under normal
                    conditions,  the Fund invests at least 65% of its net assets in medium- and lower-quality  securities  (e.g.,  securities rated BBB through C by Standard & Poor (S&P)).  The Fund may also  invest  up  to  20%  of  its  net  assets  in  taxable securities of comparable  credit quality to its  investments
                    in   municipal   obligations   including   U.S.   Government
                    securities, bank and corporate obligations, and other fixed income securities. The Fund typically maintains an average effective maturity of three years or less. The Fund may invest in derivative securities for nonspeculative purposes
                    (e.g., to manage investment risk or for liquidity), and may utilize an active trading approach.

---------------------- --------------------------------------------------------

Wells Fargo         The  Short-Term  Municipal  Bond Fund seeks  current  income
Short-Term          consistent  with  capital   preservation  while  seeking  to
Municipal Bond      maintain  a  low  degree  of   share-price   fluctuation  by
Fund                investing in a portfolio of short-term municipal securities.
                    The Fund invests principally in municipal securities that pay interest exempt from federal income tax. The Fund conducts intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Under normal circumstances, the Fund expects the Fund's average effective maturity to be three years or less.

                    Under normal circumstances, the Fund invests:

                    o at least 80% of the Fund's assets in municipal securities that pay interest exempt from federal income tax, but not necessarily the federal AMT;

                    o up to 20% of the Fund's assets in securities that pay interest subject to federal income tax, such as U.S. Government obligations, bank and corporate obligations, and short-term debt securities; and

                    o up to 15% of total assets in below investment-grade debt securities.

                    The  Fund  may  invest   any  amount  of  total   assets  in
                    securities, including municipal securities, that may produce income subject to the federal AMT.

---------------------- --------------------------------------------------------
                                                            Portfolio Managers
------------------------------------------------------------------- -----------
Strong Short-Term Municipal Bond Fund                Lyle J. Fitterer, CFA, CPA
------------------------------------------------------------------- -----------
Strong Short-Term High Yield Municipal Bond Fund          Mary-Kay H. Bourbulas
------------------------------------------------------------------- -----------
Wells Fargo Short-Term Municipal Bond Fund           Lyle J. Fitterer, CFA, CPA
------------------------------------------------------------------- -----------

         EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

WELLS FARGO SMALL/MID CAP VALUE FUND
Comparison of:                                                      which will reorganize into
STRONG SMALL/MID CAP VALUE FUND                                     WELLS FARGO SMALL/MID CAP VALUE FUND
------------------------------------------------------------------- --------------------------------------------------------------
Objectives:
----------------------------------------------------------------------------------------------------------------------------------
Strong Small/Mid Cap Value Fund      o        seeks capital growth.
------------------------------------ ---------------------------------------------------------------------------------------------
Wells Fargo Small/Mid Cap Value      o seeks long-term capital appreciation.
Fund
------------------------------------ ---------------------------------------------------------------------------------------------
Investment Strategies:
----------------------------------------------------------------------------------------------------------------------------------

Strong Small/Mid    The  Small/Mid   Cap  Value  Fund   invests,   under  normal
Cap Value           conditions,  at  least  80%  of its  net  assets  in  equity
Fund                securities  of small-  and  medium-capitalization  companies that the Fund's manager believes are undervalued relative to the market based on earnings, cash flows, or asset value.
                    Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors. The
                    Fund may also invest up to 30% of its net assets in foreign securities. The Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk or for liquidity) and may utilize an active trading approach.
                    The manager may sell a stock when the manager believes fundamental changes will hurt the company over the long term or when its price becomes excessive.

---------------------- --------------------------------------------------------

Wells Fargo         The Small/Mid Cap Value Fund seeks capital  appreciation  by
Small/Mid Cap       investing   principally   in   securities   of  small-   and
Value Fund          medium-capitalization  companies  that the Fund believes are undervalued  relative to the market based on earnings,  cash
                    flows  or  asset  value.   The  Fund   defines   small-  and
                    medium-capitalization   companies   as  those  with   market
                    capitalizations equal to or lower than the company with the largest market capitalization in the Russell Mid Cap Index, at the time of purchase. The range of the Russell Mid Cap
                    Index was $513 million to $13.84 billion as of June 30, 2004, and is expected to change frequently. The Fund may invest in any sector, and at times the Fund may emphasize one or more particular sectors.

                    Under normal circumstances, the Fund invests:

                    o at least 80% of the Fund's assets in securities of small- and medium-capitalization companies; and

                    o up to 30% of total assets in foreign securities. The Fund's active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

------------------------------------------------------------ ------------------
                                                            Portfolio Managers
------------------------------------------------------------ ------------------
Strong Small/Mid Cap Value Fund                            I. Charles Rinaldi
------------------------------------------------------------ ------------------
Wells Fargo Small/Mid Cap Value Fund                        I. Charles Rinaldi
------------------------------------------------------------ ------------------

         EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

WELLS FARGO SMALL CAP DISCIPLINED FUND
Comparison of:                                                      which will reorganize into
STRONG SMALL COMPANY VALUE FUND                                     WELLS FARGO SMALL CAP DISCIPLINED FUND
------------------------------------------------------------------- --------------------------------------------------------------
Objectives:
------------------------------------ ---------------------------------------------------------------------------------------------
Strong Small Company Value Fund      o        seeks capital growth.
------------------------------------ ---------------------------------------------------------------------------------------------
Wells Fargo Small Cap Disciplined    o seeks long-term capital appreciation.
Fund
------------------------------------ ---------------------------------------------------------------------------------------------
Investment Strategies:
---------------------- -----------------------------------------------------------------------------------------------------------

Strong Small        The  Small  Company   Value  Fund   invests,   under  normal
Company Value       conditions,  at  least  80%  of its  net  assets  in  equity
Fund                securities of small-capitalization companies that the Fund's manager believes present  attractive  opportunities but have not been widely  recognized  by  investment  analysts or the financial  press.  The  Fund  defines  "small-capitalization companies"  as  companies  whose  market  capitalization  is substantially  similar to that of  companies  in the Russell
                    2500TM Index at the time of investment. The manager tries to take  advantage  of the  market's  attention  on  short-term prospects by focusing on indicators of a company's long-term success,  such as  balance  sheets  and  underlying  assets.
                    Although  the Fund may  invest in any  economic  sector,  at times it may emphasize one or more particular  sectors.  The
                    Fund  may  invest  in   derivative   securities,   including
                    commodity-linked  derivatives,  for nonspeculative  purposes
                    (e.g., to manage investment risk or for liquidity) and may utilize an active trading approach. The manager may sell a stock when changes in price or growth potential no longer make it an attractive investment.

---------------------- --------------------------------------------------------

Wells Fargo         The Small Cap Disciplined Fund seeks capital appreciation by
Small Cap           investing principally in securities of  small-capitalization
Disciplined         companies   that  the  Fund  believes   present   attractive
Fund                opportunities   but  have  not  been  widely  recognized  by
                    investment analysts or the financial press. The Fund defines
                    small-capitalization   companies   as  those   with   market
                    capitalizations equal to or lower than the company with the largest market capitalization in the Russell 2500TM Index, at the time of purchase. The range of the Russell 2500(TM)
                    Index was $37 million to $4.8 billion as of June 30, 2004, and is expected to change frequently. The Fund aims to take advantage of the market's attention on short-term prospects by focusing on indicators of a company's long-term success, such as balance sheets and underlying assets. The Fund may invest in any sector, and at times the Fund may emphasize one or more particular sectors.

                    Under normal circumstances, the Fund invests:

                    o at least 80% of the Fund's assets in securities of small-capitalization companies; and

                    o up to 25% of total assets in foreign securities.

                    The Fund's active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

---------------------- ------------------------------------------------------
                                                            Portfolio Managers
------------------------------------------------------------ -----------------
Strong Small Company Value Fund                       Robert J. Costomiris, CFA
------------------------------------------------------------ ------------------
Wells Fargo Small Cap Disciplined Fund                Robert J. Costomiris, CFA
------------------------------------------------------------ ------------------

                EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

WELLS FARGO ULTRA SHORT-TERM INCOME FUND
Comparison of:                                                      which will reorganize into
STRONG ULTRA SHORT-TERM INCOME FUND                                 WELLS FARGO ULTRA SHORT-TERM INCOME FUND
------------------------------------------------------------------- --------------------------------------------------------------
Objectives:
----------------------------------------------------------------------------------------------------------------------------------
Strong Ultra Short-Term Income Fund            o seeks current income with a very low degree of share-price fluctuation.
------------------------------------ ---------------------------------------------------------------------------------------------
Wells Fargo Ultra Short-Term                   o seeks current income consistent with capital preservation.
Income Fund
------------------------------------ ---------------------------------------------------------------------------------------------
Investment Strategies:
---------------------- -----------------------------------------------------------------------------------------------------------

Strong Ultra        The Ultra  Short-Term  Income  Fund  invests,  under  normal
Short-Term Income   conditions,  primarily in very  short-term,  corporate,  and
Fund                mortgage- and asset-backed  bonds. The Fund invests at least
                    75%  of  its  net  assets  in  higher-  and   medium-quality
                    securities. The Fund's average effective maturity is usually one year or less. The Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk or for liquidity). The managers may sell a holding if its value becomes unattractive (e.g., when its fundamental qualities deteriorate or when other investment opportunities exist that have more attractive returns).

---------------------- --------------------------------------------------------

Wells Fargo         The  Ultra  Short-Term  Income  Fund  seeks  current  income
Ultra Short-        consistent  with  capital   preservation  while  seeking  to
Term Income         maintain  a  low  degree  of   share-price   fluctuation  by
Fund                investing  in  a   diversified   portfolio   consisting   of
                    short-term debt securities of domestic and foreign  issuers.
                    Under  normal  circumstances,  The Fund  expect  the  Fund's average  effective  maturity  to be one  year or  less.  Our portfolio holdings may include U.S. Government  obligations,
                    corporate   debt   securities   and   mortgage-   and  other
                    asset-backed debt securities. Under normal circumstances, the Fund invests:

                    o at least 80% of the Fund's assets in income-producing debt securities;
                    o up to 25% of total assets in dollar-denominated debt securities of foreign issuers;
                    o up to 25% of total assets in below investment-grade debt securities; and
                    o up to 10% of total assets in stripped mortgage-backed securities.

                    As part of our below investment-grade debt securities investment strategy, the Fund will generally invest in securities that are rated "at least "BB-" by S&P or "Ba-" by Moody's, or that are unrated but deemed by us to be of comparable quality.

--------------------------------------------------------------- ---------------
                                                            Portfolio Managers
--------------------------------------------------------------- --------------
Strong Ultra Short-Term Income Fund                       Thomas M. Price, CFA
                                                               Jay Mueller, CFA
--------------------------------------------------------------- ---------------
Wells Fargo Ultra Short-Term Income Fund                  Thomas M. Price, CFA
                                                              Jay Mueller, CFA
--------------------------------------------------------------- ---------------

         EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

WELLS FARGO ULTRA SHORT-TERM MUNICIPAL INCOME FUND
Comparison of:                                                      which will reorganize into

STRONG ULTRA SHORT-TERM MUNICIPAL INCOME FUND                       WELLS FARGO ULTRA SHORT-TERM MUNICIPAL INCOME FUND
------------------------------------------------------------------- --------------------------------------------------------------
Objectives:
----------------------------------------------------------------------------------------------------------------------------------
Strong Ultra Short-Term Municipal              o seeks federal tax-exempt current income with a very low degree of share-price
Income Fund                                      fluctuation.
---------------------------------------- -----------------------------------------------------------------------------------------
Wells Fargo Ultra Short-Term Municipal         o seeks current income exempt from federal income tax consistent with capital
Income Fund                                      preservation.
---------------------------------------- -----------------------------------------------------------------------------------------
Investment Strategies:
---------------------- -----------------------------------------------------------------------------------------------------------

Strong Ultra        The Ultra Short-Term  Municipal  Income Fund invests,  under
Short-Term          normal  conditions,  at  least  80% of  its  net  assets  in
Municipal           municipal  securities.  The Fund  invests  primarily in very
Income Fund         short-term  municipal securities and invests at least 90% of its net assets in higher- and medium-quality securities. The
                    Fund's  average  effective  maturity  is usually one year or less.  The Fund may invest  without  limitation in municipal bonds, such as private activity bonds, whose interest may be subject to the federal  alternative  minimum tax (AMT).  The
                    Fund may invest in derivative  securities for nonspeculative purposes (e.g., to manage investment risk or for liquidity).
                    The  managers  may  sell  a  holding  if its  value  becomes
                    unattractive   (e.g.,   when   its   fundamental   qualities
                    deteriorate or when other investment opportunities exist that have more attractive returns).

---------------------- --------------------------------------------------------

Wells Fargo         The Ultra  Short-Term  Municipal  Income Fund seeks  current
Ultra Short-Term    income   consistent   with  a  low  degree  of   share-price
Municipal Income    fluctuation  by  investing  in  a  portfolio  of  short-term
Fund                municipal  securities.   The  Fund  invests  principally  in
                    municipal securities that pay interest exempt from federal income tax. Under normal circumstances, the Fund expect the Fund's average effective maturity to be one year or less.

                    Under normal circumstances, the Fund invests:

                    o at least 80% of the Fund's assets in municipal securities that pay interest exempt from federal income tax, but not necessarily the federal AMT;
                    o up to 20% of the Fund's assets in securities that pay interest subject to federal income tax, such as U.S. Government obligations, bank and corporate securities, and other short-term debt securities; and
                    o up to 10% of total assets in below investment-grade debt securities.

                    The Fund may invest any amount of our assets in securities, including municipal securities, that may produce income subject to the federal AMT. As part of our below investment-grade debt securities investment strategy, the Fund will generally invest in securities that are rated at least "BB-" by S&P or "Ba-" by Moody's, or that are unrated but deemed by us to be of comparable quality.

                    The Fund's active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

---------------------- --------------------------------------------------------
                                                            Portfolio Managers
---------------------------------------------------------------------- --------
Strong Ultra Short-Term Municipal Income Fund            Mary-Kay H. Bourbulas
                                                     Lyle J. Fitterer, CFA, CPA
---------------------------------------------------------------------- --------
Wells Fargo Ultra Short-Term Municipal Income Fund   Lyle J. Fitterer, CFA, CPA
---------------------------------------------------------------------- --------

        EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

WELLS FARGO WISCONSIN TAX-FREE FUND
Comparison of:                                                      which will reorganize into
STRONG WISCONSIN TAX-FREE FUND                                      WELLS FARGO WISCONSIN TAX-FREE FUND
------------------------------------------------------------------- --------------------------------------------------------------
Objectives:
----------------------------------------------------------------------------------------------------------------------------------
Strong  Wisconsin Tax-Free Fund                    o seeks total return by investing for a high level of current income that is exempt from federal and Wisconsin personal income taxes.
------------------------------------ ---------------------------------------------------------------------------------------------
Wells Fargo Wisconsin Tax-Free Fund                o seeks total return with a high level of current income exempt from federal income tax and Wisconsin individual income tax.
------------------------------------ ---------------------------------------------------------------------------------------------
Investment Strategies:
----------------------------------------------------------------------------------------------------------------------------------

Strong              The   Wisconsin   Tax-Free   Fund   invests,   under  normal
Wisconsin           conditions,  at least  80% of its net  assets  in  municipal
Tax-Free            Tax-Free  Fund  obligations  whose  interest  is exempt from
Fund                federal and Wisconsin  income  taxes,  including the federal alternative  minimum  tax (AMT).  It invests at least 65% of its net assets in higher- and medium-quality  securities. To enhance its return potential, the Fund may also invest up to
                    25% of its  net  assets  in  securities  that  are of  lower quality (e.g.,  high-yield or junk bonds). The Fund may also invest up to 20% of its net assets in taxable  securities of
                    comparable   quality  to  its   investments   in   municipal
                    obligations,  including U.S. Government securities, bank and
                    corporate   obligations,   and   short-term,    fixed-income
                    securities.   The  Fund   typically   maintains  an  average
                    effective  maturity  between 5 and 20 years.  Also, the Fund may  invest  up to 25%  of  its  net  assets  in  industrial development bonds (IDBs), which may be in related industries or with related issuers,  and up to 25% of its net assets in
                    municipal   leases.   The  Fund  may  invest  in  derivative
                    securities for nonspeculative purposes (e.g., to manage investment risk or for liquidity), and may utilize an active trading approach.

---------------------- -------------------------------------------------------

Wells Fargo         The Wisconsin Tax-Free Fund invests principally in municipal
Wisconsin           securities with interest exempt from both federal income tax
Tax-Free Fund       (including federal AMT) and Wisconsin individual income tax.
                    These securities may include debt obligations  issued by (a)
                    Wisconsin     and     its     subdivisions,     authorities,
                    instrumentalities and corporations; (b) U.S. territories and possessions; and (c) any other issuer whose securities are exempt from federal income tax and Wisconsin individual income tax. The Fund expects the Fund's average effective maturity to be between 5 and 20 years.

                    Under normal  circumstances,  the Fund invests:

                    o at least 80% of the Fund's assets in municipal securities that pay interest exempt from federal income tax, including federal AMT and Wisconsin individual income tax;
                    o up to 20% of the Fund's assets in securities that pay interest subject to federal income tax, such as U.S. Government obligations, bank and corporate obligations, and short-term debt securities;
                    o up to 25% of total assets in below investment-grade debt securities;
                    o up to 25% of total assets in industrial development bonds; and
                    o up to 25% of total assets in municipal leases.

------------------------------------------------------------ -----------------
                                                            Portfolio Managers
------------------------------------------------------------ -----------------

Strong Wisconsin Tax-Free Fund                     Lyle J. Fitterer, CFA, CPA
------------------------------------------------------------ ------------------
Wells Fargo Wisconsin Tax-Free Fund                Lyle J. Fitterer, CFA, CPA
------------------------------------------------------------ ------------------

                                  C-14
                         EXHIBIT C -- ADDITIONAL RISKS

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Common and Specific Risk Considerations" section of the Prospectus/Proxy Statement. Other risks of mutual fund investing include the following:

o Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

o We cannot guarantee that a Fund will meet its investment objectives. In particular, with respect to each Money Market Fund, we cannot guarantee that these Funds will be able to maintain a $1.00 per share NAV.

o We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as investment advisers, offer or promise to make good on any such losses.

o Share prices -- and therefore the value of your investment -- will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

o An investment in a single Fund, by itself, does not constitute a complete investment plan.

o Each Fund, except the Money Market Funds, may hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, a Fund may not achieve its objective.

o The Funds that invest in smaller companies, foreign companies (including investments made through ADRs and similar investments), and in emerging markets are subject to additional risks, including less liquidity and greater price volatility. A Fund's investment in foreign and emerging markets may also be subject to special risks associated with international trade, including currency, foreign investment, liquidity and regulatory risk.

o Certain Funds may continue to hold debt instruments that cease to be rated by a NRSRO or whose ratings fall below the levels generally permitted for such Fund. Unrated or below investment-grade securities may be more susceptible to credit and interest rate risks than investment grade securities.

o The market value of lower-rated debt securities and unrated securities of comparable quality that certain Funds may invest in tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-rated securities also tend to be more sensitive to economic conditions than higher-rated securities. These lower-rated debt securities are considered by the rating agencies, on balance, to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. These securities generally  involve  more  credit  risk  than  securities  in  higher-rating categories. Even securities rated in the lowest category of investment-grade securities, "BBB" by S&P or "Baa" by Moody's, possess some speculative characteristics.

o Certain Funds may use various derivative instruments, such as options or futures contracts. The term "derivatives" covers a broad range of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

o Certain Funds may invest a portion of their assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation
     ("FHLMCs"). Some of these obligations are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government, and the U.S. Government's guarantee does not extend to the Funds themselves.

What follows is a general list of the types of risks (some of which have been previously described) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the SAI.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Currency Risk--The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

Emerging Market Risk--The additional risks associated with emerging markets, as defined in the glossary, including that they may be more sensitive to certain economic changes. For example, emerging market countries are often dependent on international trade and are therefore often vulnerable to recessions in other countries. They may have obsolete financial systems, have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk--The additional risks associated with foreign investments, including that they may be subject to potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Emerging market securities typically present even greater exposure to these same risks and can present additional risks (such as those related to social unrest or political upheaval) that can make them extremely volatile. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign investments may be subject to high levels of foreign taxation. Direct investment in foreign securities involves exposure to fluctuations in foreign currency exchange rates, withholding and other taxes, trade settlement, custodial, and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. ADRs reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial and other operational risks.

Information   Risk--The  risk  that  information  about  a  security  is  either unavailable, incomplete or is inaccurate.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

Prepayment/Extension Risk--The risk that prepayment rates on mortgage loans or other receivables will be higher or lower than expected which can alter the duration of a mortgage-backed security, increase interest rate risk and reduce rates of return.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

Small Company Investment Risk--The risk that investments in smaller companies may be more volatile and harder to sell than investments in larger companies. Smaller companies may have higher failure rates and generally have lower trading volumes than larger companies. Short-term changes in the demand for the securities of small companies may have a disproportionate effect on their market price, tending to make prices of these securities fall more dramatically in response to selling pressure.

In addition to the general risks discussed above and under "Common and Specific Risk Considerations," you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Investment Practice/Risk" section below for each Fund. You should also see the SAIs for additional information about the investment practices and risks particular to each Fund.

                                EQUITY FUNDS

Investment Practice/Risk

     The following table lists certain regular investment practices of the Wells Fargo Funds. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk and regulatory risk are assumed for each investment practice. See the SAIs for more information on these practices.

     Remember, each Fund is designed to meet different investment needs and objectives.

                                                                    ------- ---- ----- ----- ---- ----- ----- ---- -----

INVESTMENT PRACTICE                        PRINCIPAL RISK            ASIA   BAL  DISC   DIV  ENT  GROW   G&I   INDEX  LCG

----------------------------------------- ----------------------------- -----------------------------------------------


Borrowing Policies                               Leverage Risk       X       X    X     X     X    X     X       X     X
The ability to borrow money for temporary
purposes (e.g. to meet shareholder
redemptions).

Emerging Markets                                 Emerging Market,    X
Securities of companies based in countries       Foreign Investment,
considered developing or to have "emerging"      Regulatory,
stock markets.  Generally, these securities      Liquidity and
have the same types of risks as foreign          Currency Risk
securities, but to a higher degree.

Foreign Securities                               Foreign Investment, X      X     X    X      X     X     X            X
Equity securities issued by a non-U.S.           Regulatory,
company, which may be in the form of an ADR      Liquidity and
or similar investment.                           Currency Risk

Illiquid Securities                              Liquidity Risk      X      X     X    X      X     X      X          X
A security which may not be sold or
disposed of in the ordinary course of
business within seven days at the value
determined for it by the Fund.  Limited to
15% of net assets.

Loans of Portfolio Securities                    Credit,             X      X     X    X      X     X       X     X    X
The practice of loaning securities to            Counter-Party and
brokers, dealers and financial institutions      Leverage Risk
to increase returns on those securities.
Loans may be made up to 1940 Act limits
(currently one-third of total assets,
including the value of collateral received).

Options                                          Credit, Leverage and                                             X
The right to buy or sell a security based        Liquidity Risk
on an agreed upon price at a specific
time.  Types of options used may include:
options on securities, options on a stock
index, and options on stock index futures
to protect liquidity and portfolio values.

Other Mutual Funds                               Market Risk         X      X     X     X     X     X        X    X     X
Investments by the Fund in shares of other
mutual funds, which will cause Fund
shareholders to bear a pro-rata portion of
the other Fund's expenses, in addition to
the expenses paid by the Fund.

Privately Issued Securities                      Liquidity Risk      X      X     X     X     X      X        X   X     X
Securities which are not publicly traded
but which may or may not be resold in
accordance with Rule 144A of the Securities
Act of 1933.

Repurchase Agreements                            Credit and          X      X     X     X     X      X        X   X     X
A transaction in which the seller of a           Counter-Party Risk
security agrees to buy back a security at
an agreed-upon time and price, usually with
interest.

Small Company Securities                         Small Company       X            X           X      X
Investments in small companies, which may        Investment and
be less liquid and more volatile than            Liquidity Risk
investments in larger companies.
                                                                        ---- ----- ---- ---- ----- ------ ---- ----- ----


                                                                            CG  MCD  OPP   OVER  SMCV  SCD

                                                                      ------- ---- ----- ----- ---- -----
--------------------------------------------------- ------------------------------------------------------------ --


Borrowing Policies                                       Leverage Risk       X  X    X     X     X    X
The ability to borrow money for temporary purposes
(e.g. to meet shareholder redemptions).

Emerging Markets                                         Emerging Market,                  X
Securities of companies based in countries               Foreign Investment,
considered developing or to have "emerging" stock        Regulatory,
markets.  Generally, these securities have the same      Liquidity and
types of risks as foreign securities, but to a           Currency Risk
higher degree.

Foreign Securities                                       Foreign Investment, X  X    X     X     X     X
Equity securities issued by a non-U.S. company,          Regulatory,
which may be in the form of an ADR or similar            Liquidity and
investment.                                              Currency Risk

Illiquid Securities                                      Liquidity Risk      X  X     X    X      X     X
A security which may not be sold or disposed of in
the ordinary course of business within seven days
at the value determined for it by the Fund.
Limited to 15% of net assets.

Loans of Portfolio Securities                            Credit,             X  X     X    X       X     X
The practice of loaning securities to brokers,           Counter-Party and
dealers and financial institutions to increase           Leverage Risk
returns on those securities. Loans may be made up
to 1940 Act limits (currently one-third of total
assets, including the value of collateral received).

Options                                                  Credit, Leverage       X                   X     X
The right to buy or sell a security based on an          and Liquidity Risk
agreed upon price at a specific time.  Types of
options used may include: options on securities,
options on a stock index, and options on stock
index futures to protect liquidity and portfolio
values.

Other Mutual Funds                                       Market Risk         X   X     X   X         X     X
Investments by the Fund in shares of other mutual
funds, which will cause Fund shareholders to bear a
pro-rata portion of the other Fund's expenses, in
addition to the expenses paid by the Fund.

Privately Issued Securities                              Liquidity Risk      X  X      X   X         X     X
Securities which are not publicly traded but which
may or may not be resold in accordance with Rule
144A of the Securities Act of 1933.

Repurchase Agreements                                    Credit and          X  X      X   X         X     X
A transaction in which the seller of a security          Counter-Party Risk
agrees to buy back a security at an agreed-upon
time and price, usually with interest.


Small Company Securities                                 Small Company          X      X   X         X     X
Investments in small companies, which may be less        Investment and
liquid and more volatile than investments in larger      Liquidity Risk
companies.


                                    Income Funds

Investment Practice/Risk


     The following table lists certain regular investment practices of the Wells Fargo Funds. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk and regulatory risk are assumed for each investment practice. See the SAIs for more information on these practices.


Remember, each Fund is designed to meet different investment needs and objectives.


                                                                    ------- ---- ----- ----- ---- ----
                                                                     CB     GS   HI    STB   STHYB  USTI

                                                                    ------- ---- ----- -----   ----    -----
------------------------------------------- ----------------------------- -------------------------------

Borrowing Policies                            Leverage Risk          X      X     X     X      X      X
The ability to borrow money for temporary
purposes (e.g. to meet shareholder
redemptions).

Floating and Variable Rate Debt               Interest Rate and      X      X     X     X      X      X
Instruments with interest rates that are      Credit Risk
adjusted either on a schedule or when an
index or benchmark changes.

Foreign Obligations                           Foreign Investment,    X            X     X      X      X
Dollar-denominated debt obligations of        Regulatory and
non-U.S. companies, foreign banks, foreign    Liquidity Risk
governments, and other foreign entities.

Forward Commitment, When-Issued and Delayed   Interest Rate, Leverag X      X     X     X      X      X
Delivery Transactions                         and Credit Risk
Securities bought or sold for delivery at a
later date or bought or sold for a fixed
price at a fixed date.

High Yield Securities                         Interest Rate and      X            X      X     X       X
Debt securities of lower quality that         Credit Risk
produce generally higher rates of return.
These securities, sometimes referred to as
"junk bonds," tend to be more sensitive to
economic conditions, more volatile, and
less liquid, and are subject to greater
risk of default.

Illiquid Securities                           Liquidity Risk         X            X       X     X      X
A security which may not be sold or
disposed of in the ordinary course of
business within seven days at approximately
the value determined for it by the Fund.
Limited to 15% of net assets.

Loans of Portfolio Securities                 Credit, Counter-Party  X      X     X       X     X      X
The practice of loaning securities to         and Leverage Risk
brokers, dealers and financial institutions
to increase returns on those securities.
Loans may be made up to 1940 Act limits
(currently one-third of total assets,
including the value of collateral received).

Loan Participations                           Credit Risk
Debt obligations that represent a portion
of a larger loan made by a bank. Generally
sold without guarantee or recourse, some
participations sell at a discount because
of the borrower's credit problems.

Mortgage- and Other Asset-Backed Securities   Interest Rate, Credit  X      X     X       X      X      X
Securities consisting of fractional           and Prepayment/
interests in pools of consumer loans, such    Extension Risk
as mortgage loans, car loans, credit card
debt, or receivables held in trust.

Options                                       Credit, Leverage and   X      X      X      X      X      X
The right to buy or sell a security based     Liquidity Risk
on an agreed upon price at a specific
time.  Types of options used may include:
options on securities, options on a stock
index, and options on stock index futures
to protect liquidity and portfolio values.

Other Mutual Funds                            Market Risk             X           X       X      X      X
Investments by the Fund in shares of other
mutual funds, which will cause Fund
shareholders to bear a pro-rata portion of
the other Fund's expenses, in addition to
the expenses paid by the Fund.

Privately Issued Securities                   Liquidity Risk          X           X       X      X       X
Securities which are not publicly traded
but which may or may not be resold in
accordance with Rule 144A of the Securities
Act of 1933.

Repurchase Agreements                         Credit and              X     X     X       X     X        X
A transaction in which the seller of a        Counter-Party Risk
security agrees to buy back a security at
an agreed-upon time and price, usually with
interest.

Stripped Obligations                          Interest Rate Risk      X     X     X       X      X       X
Securities that give ownership to either
future payments of interest or a future
payment of principal, but not both.  These
securities tend to have greater interest
rate sensitivity than conventional debt.

                                         Money Market Funds


Investment Practice/Risk


     The following table lists certain regular investment practices of the Wells Fargo Funds. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk and regulatory risk are assumed for each investment practice. See the SAIs for more information on these practices.


Remember, each Fund is designed to meet different investment needs and objectives.

                                                                    HMM      MM    MUNI    NTFM
                                                                    ------- ----- ------ ------
------------------------------------------- -------------------------------- -------------------

Borrowing Policies                            Leverage Risk          X        X      X      X
The ability to borrow money for temporary
purposes (e.g. to meet shareholder
redemptions).

Floating and Variable Rate Debt               Interest Rate and      X        X      X      X
Instruments with interest rates that are      Credit Risk
adjusted either on a schedule or when an
index or benchmark changes.

Foreign Obligations                           Foreign Investment,    X        X
Debt-securities of non-U.S. companies,        Regulatory, Liquidity
foreign banks, foreign governments, and       and Liquidity Risk
other foreign entities.

Illiquid Securities                           Liquidity Risk         X        X      X      X
A security which may not be sold or
disposed of in the ordinary course of
business within seven days at the value
determined for it by the Fund.  Limited to
10% of net assets.

Repurchase Agreements                         Credit and             X        X       X      X
A transaction in which the seller of a        Counter-Party Risk
security agrees to buy back a security at
an agreed-upon time and price, usually with
interest.


                                Tax-Free Funds


Investment Practice/Risk


     The following table lists certain regular investment practices of the Wells Fargo Funds. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk and regulatory risk are assumed for each investment practice. See the SAIs for more information on these practices.


Remember, each Fund is designed to meet different investment needs and objectives.


                                                                    -------- ------ ----- ------ ------ ------
                                                                    ITFB      MTF    MUNIB  STMB  USTMI  WTF

                                                                    -------- ------ ----- ------ ------ ------
------------------------------------------- -------------------------------------------------------------------


Borrowing Policies                               Leverage Risk         X       X       X      X     X      X
The ability to borrow money for temporary
purposes (e.g. to meet shareholder
redemptions).

Floating and Variable Rate Debt                  Interest Rate and     X       X       X      X     X      X
Instruments with interest rates that are         Credit Risk
adjusted either on a schedule or when an
index or benchmark changes.

Forward Commitment, When-Issued and Delayed      Interest Rate,        X       X       X      X     X      X
Delivery Transactions                            Leverage and Credit
Securities bought or sold for delivery at a      Risk
later date or bought or sold for a fixed
price at a fixed date.

High Yield Securities                            Interest Rate and     X       X       X      X     X      X
Debt securities of lower quality that            Credit Risk
produce generally higher rates of return.
These securities, sometimes referred to as
"junk bonds," tend to be more sensitive to
economic conditions, more volatile, and
less liquid, and are subject to greater
risk of default.

Illiquid Securities                              Liquidity Risk        X       X       X      X     X      X
A security which may not be sold or
disposed of in the ordinary course of
business within seven days at the value
determined for it by the Fund.  Limited to
15% of net assets.

Loans of Portfolio Securities                    Credit,               X       X       X      X     X      X
The practice of loaning securities to            Counter-Party and
brokers, dealers and financial institutions      Leverage Risk
to increase returns on those securities.
Loans may be made up to 1940 Act limits
(currently one-third of total assets,
including the value of collateral received).


Mortgage- and Other Asset-Backed Securities      Interest Rate,        X       X       X      X     X      X
Securities consisting of fractional              Credit and
interests in pools of consumer loans, such       Prepayment/
as mortgage loans, car loans, credit card        Extension Risk
debt, or receivables held in trust.

Other Mutual Funds                               Market Risk           X       X       X      X     X      X
Investments by the Fund in shares of other
mutual funds, which will cause Fund
shareholders to bear a pro-rata portion of
the other Fund's expenses, in addition to
the expenses paid by the Fund.

Privately Activity Bonds                         Interest  Rate and    X       X       X      X     X      X
Bonds that pay interest subject to the           Credit Risk
federal AMT.  Limited to 20% of net assets.

Repurchase Agreements                            Credit and            X       X       X      X     X      X
A transaction in which the seller of a           Counter-Party Risk
security agrees to buy back a security at
an agreed-upon time and price, usually with
interest.


                            Life Stage


Investment Practice/Risk


     The following table lists certain regular investment practices of the Wells Fargo Funds. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk and regulatory risk are assumed for each investment practice. See the SAIs for more information on these practices.


Remember, each Fund is designed to meet different investment needs and objectives.

                                                                     AP     CP    MP
                                                                    ------- ---- -----
------------------------------------------- -------------------------------------------

                                              Leverage Risk             X    X     X
Borrowing Policies
The ability to borrow money for temporary
purposes (e.g. to meet shareholder
redemptions).
                                              Interest Rate and         X    X     X
Floating and Variable Rate Debt               Credit Risk
Instruments with interest rates that are
adjusted either on a schedule or when an
index or benchmark changes.
                                              Foreign Investment,       X    X     X
Foreign Obligations                           Regulatory, Liquidity
Debt securities of non-U.S. companies,        and Currency Risk
foreign banks, foreign governments, and
other foreign entities.
                                              Foreign Investment,       X    X     X
Foreign Securities                            Regulatory, Liquidity
Equity securities issued by a non-U.S.        and Currency Risk
company, which may be in the form of an ADR
or similar investment.
                                              Interest Rate, Leverage    X    X     X
Forward Commitment, When-Issued and Delayed   and Credit Risk
Delivery Transactions
Securities bought or sold for delivery at a
later date or bought or sold for a fixed
price at a fixed date.
                                              Interest Rate and          X    X     X
High Yield Securities                         Credit Risk
Debt securities of lower quality that
produce generally higher rates of return.
These securities, sometimes referred to as
"junk bonds," tend to be more sensitive to
economic conditions, more volatile, and
less liquid, and are subject to greater
risk of default.
                                              Liquidity Risk             X    X     X
Illiquid Securities
A security which may not be sold or
disposed of in the ordinary course of
business within seven days at the value
determined for it by the Fund.  Limited to
15% of net assets.


                                              Credit, Counter-Party       X    X     X
Loans of Portfolio Securities                 and Leverage Risk
The practice of loaning securities to
brokers, dealers and financial institutions
to increase return on those securities.
Loans may be made up to 1940 Act limits
(currently one-third of total assets,
including the value of collateral received).

                                              Interest Rate, Credit       X    X     X
Mortgage- and Other Asset-Backed Securities   and Prepayment/
Securities consisting of fractional           Extension Risk
interests in pools of consumer loans, such
as mortgage loans, car loans, credit card
debt, or receivables held in trust.
                                              Credit, Information and     X    X     X
Options                                       Liquidity Risk
The right to buy or sell a security based
on an agreed upon price at a specific
time.  Types of options used may include:
options on securities, options on a stock
index, and options on stock index futures
to protect liquidity and portfolio values.
                                              Market Risk                 X    X     X
Other Mutual Funds
Investments by the Fund in shares of other
mutual funds, which will cause Fund
shareholders to bear a pro-rata portion of
the other Fund's expenses, in addition to
the expenses paid by the Fund.
                                              Liquidity Risk              X    X     X
Privately Issued Securities
Securities which are not publicly traded
but which may or may not be resold in
accordance with Rule 144A of the Securities
Act of 1933.
                                              Credit and                  X    X     X
Repurchase Agreements                         Counter-Party Risk
A transaction in which the seller of a
security agrees to buy back a security at
an agreed-upon time and price, usually with
interest.
                                               Small Company               X    X     X
Small Company Securities                      Investment and
Investments in small companies, which may     Liquidity Risk
be less liquid and more volatile than
investments in larger companies.




                                       D-5
                         Exhibit D -- Portfolio Managers

Mark Beale
WF Overseas Fund
Mr. Beale joined New Star in 1982 and is the lead portfolio manager for New Star's international equity product. He has 22 years of investment experience. He is a member of the Investment Policy and Currency Group, and is responsible for New Star's research and stock selection within the U.S. market. He is expected to assume portfolio management responsibilities for the [WF Overseas Fund] at the closing of the Transaction. Mr. Beale holds a BA in Economic History from the University of Sussex, England.

Julio C. Bonilla
WF Municipal Money Market Fund
Mr. Bonilla has been part of the Wells Capital team that specializes in tax-exempt fixed income securities for three years. He was named Co-Portfolio Manager in 2002. Mr. Bonilla began his career in 1997 with Wells Fargo, the firm's parent company, as a brokerage sales assistant. He earned his M.B.A. in finance from Pepperdine University in 1997. He also holds a bachelor's degree in political science from the University of San Diego. Mr. Bonilla is currently a Level 2 candidate for the Chartered Financial Analyst designation.

Robert J. Costomiris, CFA

WF Mid Cap Disciplined Fund and its predecessor since 2001 WF Small Cap Disciplined Fund and its predecessor since 2002 Mr. Costomiris is expected to join Wells Capital and assume portfolio responsibilities for the WF Small
Cap Disciplined Fund at the closing of the Transaction. He joined SCM as a portfolio manager in April 2001. Prior to joining SCM, he served as the Director of Research at Thomson Horstmann & Bryant, a United Asset Management affiliate that specializes in value investing, from 1997 to 2001. In addition, he specialized in managing small cap value stocks. From 1993 to 1997, Mr. Costomiris served as Senior Investment Consultant with Hewitt Associates. He received his BS in chemical engineering from the University of Pennsylvania and his MBA in finance and accounting from the University of Chicago Graduate School of Business.

Anthony L. T. Cragg
WF Asia Pacific Fund and its predecessor since 1993
Mr. Cragg is expected to join Wells Capital at the closing of the Transaction. He joined SCM in April 1993 to develop SCM's international investment activities. During the prior seven years, he helped establish Dillon, Read International Asset Management, where he was in charge of Japanese, Asian, and Australian investments. He began his investment career in 1980 at Gartmore, Ltd., as an international investment manager, where his tenure included assignments in London, Hong Kong, and Tokyo. He received his MA in English literature from Christ Church, Oxford University.

Arthur C. Evans
WF Minnesota Tax-Free Fund
Mr. Evans is Senior Portfolio Manager with Wells Capital Management, sub-adviser to Wells Fargo Funds, and a member of the tax-exempt fixed-income team. Mr. Evans manages both tax-exempt and tax-free investment funds in addition to overseeing institutional private accounts. Prior to joining the firm in 2000, Mr. Evans was responsible for the investment operations of PennCorp Financial Group, a $6 billion life and health insurance company, serving as its chief investment officer. He was also an institutional portfolio manager with Blackrock Financial Management, and was a municipal trader/strategist with Conning Asset Management. Mr. Evans earned an M.B.A. from the Fuqua School of Business, Duke University. He also holds a B.B.A. in finance from the University of Texas at Austin.

Lyle J. Fitterer, CFA, CPA
WF Short-Term Municipal Bond Fund and its predecessor since 2000 WF Ultra Short-Term Municipal Income Fund and its predecessor 2000 WF Intermediate Tax-Free Fund and its predecessor since 2001 WF Wisconsin Tax-Free Fund and its predecessor since 2001
Mr. Fitterer is expected to join Wells Capital at the closing of the Transaction. He has been with SCM since 1989 and has served as Director of Fixed Income since 2004. He served first as a mutual fund accountant and later as an analyst and trader in the fixed income department, specializing in mortgage and asset-backed securities. He has also traded equity and derivative securities for SCM's hedge funds and equity mutual funds and was a portfolio manager from January 1996 to November 1998. He joined Strong Institutional Client Services as Managing Director in November 1998, where he was responsible for overseeing the institutional and intermediary sales organization. He received his BS in Accounting from the University of North Dakota.

Stephen Galiani
WF Minnesota Tax-Free Fund
WF National Tax-Free Fund since 2000
Mr. Galiani joined Wells Capital in 1997 and is the firm's Managing Director for Municipal with overall managerial responsibility for municipal strategy, portfolio management, credit research and trade execution. He will assume portfolio management responsibility for the WF Minnesota Tax-Free Fund at the closing of the Transaction. Prior to Wells Capital, he served as Director of Fixed Income from 1995 to 1997 for Qualivest Capital Management. He was President from 1990 to 1995 of Galiani Asset Management Corporation, an independent advisory practice. Mr. Galiani earned his BA in English from Manhattan College and his MBA from Boston University.

Gregory T. Genung, CFA
WF Index Fund since 2002
Mr. Genung co-manages certain Wells Fargo index mutual funds, private accounts and collective trust funds. Before joining Wells Capital in 2001, he was a securities trader for Norwest Investment Services, Inc. since 1994. Earlier, he worked with Piper Capital Management, where he became senior advisory account administrator, specializing in mortgage-backed derivative products. Mr. Genung earned his bachelor's degree in finance and economics from the University of Minnesota, Duluth.

David A. Katz, CFA
WF Growth and Income Fund
Mr. Katz is expected to assume portfolio management responsibilities for the WF Growth and Income Fund at the closing of the Transaction. He is the President and Chief Investment Officer of Matrix. After initially working at Management Asset Corporation (Westport, CT), Mr. Katz co-founded Value Matrix Management with John M. Gates in 1986. He served as the firm's Senior Vice President and Chief Investment Officer and was Head of the Investment Policy Committee. In 1990 he merged Value Matrix Management organization into Matrix Asset Advisors. Mr. Katz chairs the Investment Policy Committee and is a Portfolio Manager/Analyst. He earned his BA in economics, summa cum laude, from Union College and his MBA, with a concentration in finance, from New York University Graduate School of Business.

W. Frank Koster
WF Balanced Fund and its predecessor since 2004
Mr. Koster is expected to join Wells Capital at the closing of the Transaction. Mr. Koster joined SCM in March 1999. Since March 2001, Mr. Koster has been a Portfolio Manager for SCM's institutional fixed-income accounts. From December 2000 to March 2001, he was a fixed-income product specialist, and from March 1999 to December 2000, he was a Senior Vice President of Strong's Institutional Business Group. Mr. Koster received his bachelor's degree in economics from the College of Wooster in 1979.

James M. Leach
WF Discovery Fund and its predecessor since 2003
Mr. Leach is expected to join Wells Capital at the closing of the Transaction. Mr. Leach joined SCM in October 2000. From October 2000 to September 2003, he was a portfolio manager for institutional mid-cap equity accounts. From April 1999 to October 2000, Mr. Leach was responsible for assisting in the portfolio management and research effort for Conseco Capital Management's equity portfolios. Mr. Leach received his bachelor's degree in mechanical engineering from the University of California at Santa Barbara in 1990 and his master's of business administration degree in Finance from New York University's Stern School of Business in 1995.

Richard Lewis
WF Overseas Fund
Mr. Lewis joined New Star in 1989 and is responsible for European equities. He is a member of New Star's Investment Policy Committee and Currency Group. He is expected to assume portfolio management responsibilities for the WF Overseas Fund at the closing of the Transaction. Mr. Lewis holds a BA in Economic History from the University of Sussex, England.

Duane A. McAllister, CFA
WF Intermediate Tax-Free Fund since 2005
WF Municipal Bond Fund since 2005
Mr. McAllister is expected to join Wells Capital at the closing of the Transaction. He joined SCM as a portfolio manager in May 2002. Prior to joining SCM, Mr. McAllister was a portfolio manager at AAL Capital Management Corporation from November 1995 to April 2002. From May 1994 to October 1995, he was a portfolio manager for Duff & Phelps Investment Management Company. Mr. McAllister received his bachelor's degree in finance from Northern Illinois University.

Ann M. Miletti
WF Opportunity Fund
Ms. Miletti is expected to join Wells Capital at the closing of the Transaction. She joined SCM in April 1999. From August 1998 to September 2001, Ms. Miletti was an associate manager of equity accounts. Ms. Miletti earned her bachelor's degree in education from the University of Wisconsin.

Jay N. Mueller, CFA
WF Government Securities Fund and its predecessor since 2004 WF Short-Term Bond Fund WF Ultra Short-Term Income Fund
Mr. Mueller is expected to join Wells Capital at the closing of the Transaction. He joined SCM in 1991 and is SCM's Chief Economist, and Director of Fixed Income. Prior to joining SCM, he was a securities analyst and portfolio manager at R. Meeder & Associates. He began his investment career at Derivative Markets Management/Harris BankCorp as an investment analyst. Mr. Mueller earned a BA degree in economics from the University Chicago.

Brandon M. Nelson, CFA
WF Growth Fund since 2005
Mr. Nelson is expected to join Wells Capital at the closing of the Transaction. He joined SCM in July 1996. Since October 2000, he has managed equity accounts. From July 1996 to October 2000, Mr. Nelson was an equity research analyst. Mr. Nelson received a bachelor's degree in business administration from the University of Wisconsin - Madison, a master's of science degree in finance from the University of Wisconsin - Madison, and was selected to participate in the Applied Security Analysis Program.

Jennifer C. Newell, CFA
WF Dividend Income Fund
Ms. Newell joined Wells Capital in October 2003, as senior portfolio manager of the Relative Yield Strategy. Prior to Wells Capital, Ms. Newell served as president and portfolio manager at Newell Associates from 1992 until October 2003 where she managed portfolios for institutional and private clients. Previously, Ms. Newell worked at Putnam Investments as assistant vice president and manager of product support. She also held a marketing position at Massachusetts Financial Services. Ms. Newell is a CFA charterholder. She received her master's degree from the Haas School of Business at the University of California, Berkeley, and her bachelor's degree from Wheaton College, Mass.

Roger D. Newell - WF Dividend Income Fund
WF Dividend Income Fund
Mr. Newell joined Wells Capital in October 2003, as senior strategist for the Relative Yield Strategy. He came to Wells Capital after serving as chairman and chief officer of Newell Associates from 1986 until October 2003 where he managed portfolios for institutional and private clients. Mr. Newell's professional career includes tenure at the Bank of California where he served from 1958 until his departure in 1986 to form Newell Associates. While at The Bank of California he held various portfolio management positions including vice president and associate chief investment officer, chairman of the Investment Policy Committee, chairman of the Trust, Commingled Fund Committee, and head of Coastwide Portfolio Management. Mr. Newell holds a JD degree from Harvard Law School. He obtained his bachelor's and master's degrees from the University of Minnesota.

David J. Newton II, CFA, CPA
WF Corporate Bond Fund since 2005
Mr. Newton is expected to join Wells Capital at the closing of the Transaction. He joined SCM in October 2002 as a high-grade, fixed-income analyst. Mr. Newton was an investment-grade credit analyst and private placement analyst at Northwestern Mutual Life Insurance Company from July 1998 to October 2002. He received his MBA from the University of Michigan and a BA in Economics from Albion College.


Thomas C. Ognar, CFA
WF Growth Fund and its predecessor since 2002
Mr. Ognar is expected to join Wells Capital at the closing of the Transaction. He joined SCM in January 1998, where he was a senior equity research analyst from October 1998 to 2002. Prior to that he was an equity research analyst at SCM. Prior to joining SCM, he was a research analyst at M&I Investment Management Corp. Prior to joining M&I Investment Management Corp., he was a trader at Republic Securities, Inc. Mr. Ognar received his BA in finance from Miami University and his MS in finance from the University of Wisconsin-Madison.

Bruce C. Olson, CFA
WF Growth Fund since 2005
WF Large Cap Growth Fund and its predecessor since 2002
Mr. Olson is expected to join Wells Capital at the closing of the Transaction. He joined SCM in 1994 and has managed separate and institutional accounts since January 1998. Prior to joining SCM, he was a managing partner at Olson Brothers, Inc. Prior to joining Olson Brother Inc., he was an account manager at The Travelers Corporation in 1982. He then went on to the American National Bank and Trust Co. of Chicago, Investment Management Group. Later, he became a portfolio manager and research analyst for Minton Investment Corporation. Mr. Olson earned a BA in finance and history from Gustavus Adolphus College.

Thomas J. Pence, CFA
WF Capital Growth Fund and its predecessor since 2004 WF Enterprise Fund and its predecessor since 2000 WF Discovery Fund and its predecessor since 2001 Mr. Pence is expected to join Wells Capital at the closing of the Transaction. He joined SCM as a portfolio manager in October 2000. Prior to joining SCM, Mr. Pence served as Senior Vice President and Chief Equity Investment Officer of Conseco Capital Management (CCM). While at CCM, he was responsible for managing all tax-exempt and taxable mid-cap equity portfolios as well as various mutual funds within the Conseco Fund Group. Prior to joining CCM in 1991, Mr. Pence worked for the Forum Group, where he oversaw several transactions as part of the firm's development and acquisition team. Before joining the Forum Group, Mr. Pence was a financial consultant with Peterson & Company in Chicago. Mr. Pence earned a BS in business from Indiana University and his MBA in finance with honors from the University of Notre Dame.

Thomas M. Price, CFA
WF Ultra Short-Term Income Fund and its predecessor since 2002
WF Short-Term Bond Fund and its predecessor since 2002
WF Short-Term High Yield Bond Fund and its predecessor since 1998
WF High Income Fund and its predecessor since 1998
Mr. Price is expected to join Wells Capital at the closing of the Transaction. He joined SCM in 1996 as a fixed income research analyst. Mr. Price began his investment career at Houlihan, Lokey, Howard & Zukin as a financial analyst and later joined Northwestern Mutual Life Insurance as a high-yield bond analyst. He received his BBA degree in finance from the University of Michigan and his MBA in finance from the Kellogg Graduate School of Management, Northwestern University.

Janet S. Rilling, CFA, CPA
WF Corporate Bond Fund and its predecessor since 2000
Ms. Rilling is expected to join Wells Capital at the closing of the Transaction. She joined SCM as a research analyst in 1995. Prior to joining SCM, she was an auditor with Coopers & Lybrand for three years, specializing in the manufacturing and financial services industries. She received her BA in accounting and finance and her MBA in finance from the University of Wisconsin.

I. Charles Rinaldi
WF Small/Mid Cap Value Fund and its predecessor since 2002
Mr. Rinaldi is expected to join Wells Capital at the closing of the Transaction. He joined SCM as a portfolio manager in 1997. Prior to joining SCM, he was with Mutual of America Capital Management Corporation where he was senior vice president and portfolio manager. He began his investment career at Merrill Lynch Capital Markets where he was a security analyst. He has also been employed by Glickenhaus & Company, Lehman Management Co., Arnold and S. Bleichroeder, and Gintel & Co., as a portfolio manager. Mr. Rinaldi earned a BA in biology from St. Michael's College and his MBA in finance from Babson College.

David L. Roberts, CFA
WF Balanced Fund since 2004
Mr. Roberts joined Wells Capital in 1998 as the Equity Income Managing Director and simultaneously held this position at Norwest Investment Management until Wells Capital and Norwest Investment Management combined investment advisory services under the Wells Capital name in 1999. Mr. Roberts joined Norwest Corporation in 1972 as a Securities Analyst. He became assistant vice president and portfolio manager in 1980 and was promoted to vice president in 1982. He earned his BA in mathematics from Carroll College.

David D. Sylvester
WF Heritage Money Market Fund
WF Money Market Fund and its predecessor since 1998 WF Municipal Money Market
Fund
WF National Tax-Free Money Market Fund and its predecessor since 1995
Mr. Sylvester is an Executive Vice President with Wells Capital and co-manages Wells Capital's liquidity management team. In this role, he specializes in managing short duration fixed-income assets. He is expected to assume portfolio management responsibilities for the WF Heritage Money Market Fund and the WF Municipal Money Market Fund at the closing of the Transaction. Mr. Sylvester started his career as a fixed-income manager at the National Bank of Detroit, Michigan. In 1979 he joined Norwest Corporation, which later merged with Wells Fargo, as a fixed-income portfolio manager and trader. He eventually became manager of the fixed-income institutional group. Mr. Sylvester began to specialize in short-term investments in 1987. He attended the University of Detroit--Mercy.

Richard T. Weiss
WF Opportunity Fund and its predecessor since 1991
Mr. Weiss is expected to join Wells Capital at the closing of the Transaction. He joined SCM as a portfolio manager in 1991. Prior to joining SCM he was with Stein Roe & Farnham, where he began his investment career as a research analyst in 1975, and served as a portfolio manager from 1981 to 1991. He earned a BA in business administration at the University of Southern California and his MBA in business administration with distinction from the Harvard Graduate School of Business Administration.

Laurie R. White
WF Index Fund and its predecessor since 1996
WF Heritage Money Market Fund
WF Money Market Fund
Ms. White has been with Wells Fargo & Company and its predecessors in an investment management capacity since 1990. Ms. White joined Wells Capital in 1998 as a Managing Director and simultaneously was a Director for Reserve Asset management at Norwest investment Management (since 1997) until Wells Capital and Norwest investment Management combined investment management services under the Wells Capital name in 1999. Ms. White currently co-manages certain of the Wells Fargo indexed mutual funds, private accounts and collective trust funds. Ms. White earned her BA in Political Science from Carleton College and her MBA from the University of Minnesota.

Exhibit E:  Performance/Financial Highlights of Certain Acquiring Funds

INDEX FUND - PERFORMANCE HISTORY

The following information shows you how the Fund has performed and illustrates the variability of a Fund's returns over time. The Fund's average annual returns for one-, five- and ten-year periods (or for the life of the Fund, as applicable) are compared to the performance of an appropriate broad-based index.

Please remember that past performance is no guarantee of future results.

            INDEX FUND INSTITUTIONAL CLASS CALENDAR YEAR RETURNS*/1/

[GRAPHIC]

`94 1.11%
`95 36.00%
`96 22.26%
`97 33.18%
`98 28.33%
`99 20.59%
`00 (9.20)%
`01 (11.93)%
`02 (22.03)%
`03 28.28%

Best Qtr.: Q4 '98  21.32% Worst Qtr.: Q3 '02  (17.20)%

* The Fund's year-to-date performance through June 30, 2004 was 3.29%.

The table below provides average annual total return information, both before and after taxes, for the Fund's Institutional Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average annual total returns

for the period ended 12/31/03                  1 year   5 years    10 years
Institutional Class Returns Before
 Taxes (Incept. 11/11/94)/1/                    28.28%    (0.72)%     10.73%
Institutional Class Returns After
 Taxes on Distributions                         27.70%    (1.39)%      9.82%
Institutional Class Returns After
 Taxes on Distributions and
 Sale of Fund Shares                            18.38%    (0.93)%      9.09%
S&P 500 Index (reflects no deduction
 for expenses or taxes)/2, 3/                   28.67%    (0.57)%     11.06%

/1/ Performance shown for periods prior to the inception of the Institutional Class shares reflects the performance of the predecessor collective investment fund, adjusted to reflect the fees and expenses of the Institutional Class. The collective investment fund was not a registered mutual fund and was not subject to certain investment limitations and other restrictions which, if applicable, may have adversely affected performance.
/2/ S&P 500 is a registered trademark of Standard & Poor's.
/3/ Standard & Poor's, S&P, S&P 500 Index, Standard & Poor's 500 and 500 are trademarks of McGraw Hill, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation or warranty regarding the advisability of investing in the Fund.

INDEX FUND-FINANCIAL HIGHLIGHTS

This table is intended to help you understand the Fund's financial performance for the past 5 years. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
                               INSTITUTIONAL CLASS
                              SHARES--COMMENCED ON
                               NOVEMBER 11, 1994


                                                 Sept. 30, Sept. 30,
For the period ended:                              2003           2002
                                                --------------------------
Net asset value, beginning of period            $     32.98    $     42.00
Income from investment operations:
   Net investment income (loss)                        0.55           0.51
   Net realized and unrealized gain (loss) on
    investments                                        7.37          (8.99)
Total from investment operations                       7.92          (8.48)
Less distributions:
   Dividends from net investment income               (0.57)         (0.54)
   Distributions from net realized gain                0.00           0.00
Total distributions                                   (0.57)         (0.54)
Net asset value, end of period                  $     40.33    $     32.98
Total return/3/                                       24.22%        (20.54)%
Ratios/supplemental data:
   Net assets, end of period (000s)             $   839,581    $   596,168
Ratios to average net assets/6/:
   Ratio of expenses to average net assets/2/          0.25%          0.25%
   Ratio of net investment income (loss) to
    average net assets                                 1.58%          1.28%
Portfolio turnover/4/                                     3%             4%
Ratio of expenses to average net assets prior
 to waived fees and reimbursed
 expenses/2, 5, 6/                                     0.44%          0.39%

                                                --------------------------------------------------------
                                                 Sept. 30,     Sept. 30,       Sept. 30,       May 31,
For the period ended:                              2001           2000          1999/1/         1999
                                                --------------------------------------------------------
Net asset value, beginning of period            $     59.73    $     53.67    $     54.83    $     46.36
Income from investment operations:
   Net investment income (loss)                        0.54           0.59           0.24           0.57
   Net realized and unrealized gain (loss) on
    investments                                      (15.94)          6.42          (0.77)          8.87
Total from investment operations                     (15.40)          7.01          (0.53)          9.44
Less distributions:
   Dividends from net investment income               (0.60)         (0.26)         (0.36)         (0.57)
   Distributions from net realized gain               (1.73)         (0.69)         (0.27)         (0.40)
Total distributions                                   (2.33)         (0.95)         (0.63)         (0.97)
Net asset value, end of period                  $     42.00    $     59.73    $     53.67    $     54.83
Total return/3/                                      (26.63)%        13.06%         (1.00)%        20.57%
Ratios/supplemental data:
   Net assets, end of period (000s)             $   733,380    $   982,975    $   813,861    $ 1,154,289
Ratios to average net assets/6/:
   Ratio of expenses to average net assets/2/          0.25%          0.25%          0.25%          0.25%
   Ratio of net investment income (loss) to
    average net assets                                 1.11%          1.02%          1.17%          1.28%
Portfolio turnover/4/                                     2%             8%            11%             4%
Ratio of expenses to average net assets prior
 to waived fees and reimbursed
 expenses/2, 5, 6/                                     0.30%          0.33%          0.55%          0.55%

/1/ The Fund changed its fiscal year-end from May 31 to September 30.
/2/ Includes expenses allocated from the Portfolio(s) in which the Fund invests. /3/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/4/ Portfolio turnover rate represents the activity from the Fund's investment in a single Portfolio.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/6/ Ratios shown for periods of less than one year are annualized.

MINNESOTA TAX-FREE FUND - PERFORMANCE HISTORY

The information on the following pages shows you how the Fund has performed and illustrates the variability of a Fund's returns over time. The Fund's average annual returns for one-, five- and ten-year periods (or for the life of the Fund, as applicable) are compared to the performance of an appropriate broad-based index.

Please remember that past performance is no guarantee of future results.

      MINNESOTA TAX-FREE FUND INSTITUTIONAL CLASS CALENDAR YEAR RETURNS*/1/


  '94     '95     '96    '97    '98     '99     '00     '01    '02   '03
 -----   -----   ----   ----   ----    -----   -----   ----   ----   ----
 5.91)% 17.09%  3.78%  9.16%  6.22%   (5.93)% 12.58%  5.18%  8.87%   5.36%



Best Qtr.: Q1 '95  6.73% Worst Qtr.: Q1 '94  (5.48)%

* The Fund's year-to-date performance through September 30, 2004, was ____%.

The table below provides average annual total return information, both before and after taxes, for the Fund's Institutional Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs.



Average Annual Total Returns

for the period ended 12/31/03              1 year   5 years   10 years
                                           ------   -------   --------

Institutional Class Returns Before Taxes
   (Incept. 8/2/93)/1/                      5.36%    5.02%      5.41%

Institutional Class Returns After Taxes
   on Distributions                         5.36%    5.02%      5.41%

Institutional Class Returns After Taxes
   on Distributions and Sale of Fund
   Shares                                   5.04%    4.98%      5.35%

LB Muni Index/2/
   (reflects no deduction for expenses
   or taxes)                                5.31%    5.83%      6.03%


/1/ Performance shown for periods prior to the inception of the Institutional Class shares reflects the performance of the Class A shares, which incepted January 12, 1988.

/2/ Lehman Brothers Municipal Bond Index.

MINNESOTA TAX-FREE FUND -FINANCIAL HIGHLIGHTS
This table is intended to help you understand the Fund's financial performance for the past five years. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information, which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING

                          INSTITUTIONAL CLASS SHARES--
                          COMMENCED ON AUGUST 2, 1993


                                                       June 30,   June 30,
For the period ended:                                    2004       2003
                                                   -----------------------------
Net asset value, beginning of period                   $  11.27   $  10.84

Income from investment operations:
   Net investment income (loss)                            0.49       0.49
   Net realized and unrealized gain (loss)
      on investments                                      (0.39)      0.43

Total income from investment operations                    0.10       0.92

Less distributions:
   Dividends from net investment income                   (0.48)     (0.49)
   Distributions from net realized gains                   0.00       0.00

Total distributions                                       (0.48)     (0.49)

Net asset value, end of period                         $  10.89   $  11.27

Total return/1/                                            0.86%      8.67%

Ratios/supplemental data:
   Net assets, end of period (000s)                    $143,410   $185,450

Ratios to average net assets/2/:
   Ratio of expenses to average net assets                 0.60%      0.60%
   Ratio of net investment income (loss) to
      average net assets                                   4.35%      4.43%

Portfolio turnover                                           12%        23%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses/2/, /3/             0.71%      0.65%

                                        ----------------------------------------
For the period ended:                  June 30,   June 30,   June 30,   June 30,
                                         2002      2001       2000     1999/1/
                                        ----------------------------------------
Net asset value, beginning of period    $  10.67  $ 10.18    $ 10.74    $ 10.96

Income from investment operations:
   Net investment income (loss)             0.52      0.54       0.53      0.04
   Net realized and unrealized gain (loss)
      on investments                        0.17      0.49      (0.55)    (0.22)

Total income from investment operations     0.69      1.03      (0.02)    (0.18)

Less distributions:
   Dividends from net investment income    (0.52)    (0.54)     (0.53)    (0.04)
   Distributions from net realized gains    0.00      0.00      (0.01)     0.00

Total distributions                        (0.52)    (0.54)     (0.54)    (0.04)

Net asset value, end of period          $  10.84  $ 10.67    $ 10.18    $ 10.74

Total return/1/                             6.58%   10.32%     (0.02)%   (1.63)%

Ratios/supplemental data:
   Net assets, end of period (000s)     $193,327   $24,860    $22,451    $27,197

Ratios to average net assets/2/:
   Ratio of expenses to average net assets  0.60%    0.60%      0.60%      0.60%
   Ratio of net investment income (loss) to
   average net assets                       4.78%    5.11%      5.22%      4.69%

Portfolio turnover                            28%      18%        69%         2%

Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses/2/, /3/                          0.65%    0.73%      0.91%      1.11%

/1/ Total returns would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/2/ Ratios shown for periods of less than one year are annualized.
/3/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

NATIONAL TAX-FREE MONEY - PERFORMANCE HISTORY

The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns for one-, five- and ten-year periods (or the life of the Fund, as applicable) are compared to the performance of an appropriate money market fund average.

Please remember that past performance is no guarantee of future results.

NATIONAL TAX-FREE MONEY MARKET FUND INSTITUTIONAL CLASS CALENDAR YEAR RETURNS* 1


[GRAPHIC]

`94 2.72%
`95 3.74%
`96 3.28%
`97 3.40%
`98 3.19%
`99 2.93%
`00 3.97%
`01 2.69%
`02 1.34%
`03 0.87%

BEST QTR.: Q4 '00  1.04%             WORST QTR.: Q3 '03  0.19%

* The Fund's year-to-date performance through June 30, 2004 was 0.42%.

TO OBTAIN A CURRENT 7-DAY YIELD FOR THE FUND, CALL TOLL FREE 1-800-222-8222.

AVERAGE ANNUAL TOTAL RETURN

FOR THE PERIOD ENDED 12/31/03                                                       1 YEAR    5 YEARS    10 YEARS

INSTITUTIONAL CLASS (INCEPT. 11/8/99) 1                                                0.87%      2.35%       2.81%
IMONEYNET TAX-FREE INSTITUTIONAL MONEY FUND AVERAGE                                    0.69%      2.31%       3.04%

1 Performance shown for periods prior to the inception of this Class reflects the performance of the predecessor portfolio's Service Class (formerly Institutional Class) shares adjusted to reflect this Class's fees and expenses. The predecessor Service Class incepted on January 7, 1988.

NATIONAL TAX-FREE MONEY MARKET FUND -FINANCIAL HIGHLIGHTS

This table is intended to help you understand the Fund's financial performance for the past 5 years (or for the life of the Fund, if shorter). TOTAL RETURNS represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all DISTRIBUTIONS ). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING


                                                                                     INSTITUTIONAL CLASS SHARES--
                                                                                     COMMENCED ON NOVEMBER 8, 1999

FOR THE PERIOD ENDED:                                       MARCH 31,      MARCH 31,    MARCH 31,        MARCH 31,     MARCH 31,
                                                              2004           2003         2002             2001          2000
Net asset value, beginning of period                     $     1.00      $    1.00   $     1.00    $       1.00   $          1.00
Income from investment operations:
Net investment income (loss)                                   0.01           0.01         0.02            0.04              0.01
Net realized and unrealized gain (loss) on investments         0.00           0.00         0.00            0.00              0.00
Total from investment operations                               0.01           0.01         0.02            0.04              0.01
Less distributions:
Dividends from net investment income                          (0.01)         (0.01)       (0.02)          (0.04)            (0.01)
Distributions from net realized gain                           0.00           0.00         0.00            0.00              0.00
Total from distributions                                      (0.01)         (0.01)       (0.02)          (0.04)            (0.01)
Net asset value, end of period                           $     1.00      $    1.00   $     1.00    $       1.00   $          1.00
Total return 1                                                 0.85%          1.23%        2.20%           3.93%             1.36%
Ratios/supplemental data:
Net assets, end of period (000s)                         $  302,140      $ 126,969   $  138,179    $     65,265   $        23,134
Ratios to average net assets 2 :
Ratio of expenses to average net assets                        0.22%          0.29%        0.30%           0.30%             0.30%
Ratio of net investment income (loss) to average net           0.82%          1.23%        2.05%           3.86%             3.43%
assets
Ratio of expenses to average net assets prior to waived        0.26%          0.29%        0.38%           0.37%             0.31%
fees and reimbursed expenses 2, 3

1 TOTAL RETURNS for periods of less than one year are not annualized.
2 Ratios shown for periods of less than one year are annualized.
3  During  each  period,   various  fees  and/or  expenses  were  waived  and/or
reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

MONEY MARKET FUND - PERFORMANCE HISTORY

The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns for one-, five- and ten-year periods (or the life of the Fund, as applicable) are compared to the performance of an appropriate money market fund average.

Please remember that past performance is no guarantee of future results.

                MONEY MARKET FUND CLASS A CALENDAR YEAR RETURNS*


[GRAPHIC]

`94 3.74%
`95 5.34%
`96 4.78%
`97 5.00%
`98 4.95%
`99 4.60%
`00 5.80%
`01 3.52%
`02 1.16%
`03 0.49%

BEST QTR.: Q4 '00 o 1.49%             WORST QTR.: Q3 '03 o 0.09%

* The Fund's year-to-date performance through June 30, 2004 was 0.18%.

TO OBTAIN A CURRENT 7-DAY YIELD FOR THE FUND, CALL TOLL-FREE 1-800-222-8222.

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIOD ENDED 12/31/03                                                1 YEAR    5 YEARS   10 YEARS
CLASS A (INCEPT. 7/1/92)                                                        0.49%      3.09%      3.92%
IMONEYNET FIRST TIER RETAIL MONEY FUND AVERAGE                                  0.52%      3.37%      4.82%

MONEY MARKET FUND-FINANCIAL HIGHLIGHTS

This table is intended to help you understand the Fund's financial performance for the past 5 years. TOTAL RETURNS represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all DISTRIBUTIONS ). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING


                                                                        CLASS A SHARES--COMMENCED ON JULY 1, 1992

FOR THE PERIOD ENDED:                     MARCH 31,         MARCH 31,        MARCH 31,      MARCH 31,      MARCH 31,
                                           2004               2003             2002           2001          2000
Net asset value beginning of period    $       1.00      $       1.00     $      1.00   $      1.00    $      1.00
Income from investment operations:
Net investment income (loss)                   0.00              0.01            0.03          0.06           0.05
Net realized and unrealized gain               0.00              0.00            0.00          0.00           0.00
(loss) on investments
Total from investment operations               0.00              0.01            0.03          0.06           0.05
Less distributions:
Dividends from net investment income           0.00             (0.01)          (0.03)        (0.06)         (0.05)
Distributions from net realized gain           0.00              0.00            0.00         (0.00)          0.00
Total from distributions                       0.00             (0.01)          (0.03)        (0.06)         (0.05)
Net asset value, end of period         $       1.00      $       1.00     $      1.00   $      1.00    $      1.00
Total return                                   0.41%             1.01%           2.54%         5.77%          4.84%
Ratios/supplemental data:
Net assets, end of period (000s)       $  5,694,911      $  6,728,119     $ 7,835,864   $14,406,458    $13,441,754
Ratios to average net assets:
Ratio of expenses to average net               0.76%             0.76%           0.76%         0.76%          0.75%
assets
Ratio of net investment income (loss)          0.41%             1.01%           2.58%         5.60%          4.78%
to average net assets
Ratio of expenses to average net               0.93%             0.97%           0.97%         0.95%          1.01%
assets prior to waived fees and
reimbursed expenses 1

1  During  each  period,   various  fees  and/or  expenses  were  waived  and/or
reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                EXHIBIT F - AGREEMENT AND PLAN OF REORGANIZATION



                             WELLS FARGO FUNDS TRUST


                                       OR


                           WELLS FARGO VARIABLE TRUST

                                       AND

   THE APPLICABLE STRONG FUND ENTITY IDENTIFIED ON THE SIGNATURE PAGES HEREOF






                                  AGREEMENT AND

                                     PLAN OF

                                 REORGANIZATION






                         DATED AS OF SEPTEMBER 13, 2004

         This AGREEMENT AND PLAN OF REORGANIZATION (the or this "Plan") is made as of this 13th day of September, 2004, by and between Wells Fargo Funds Trust, a Delaware statutory trust, and Wells Fargo Variable Trust, a Delaware statutory trust, each as applicable to the acquisition of the applicable Acquired Funds (as hereinafter defined) (as applicable, "Wells Fargo Funds"), each acting for itself and on behalf of its series (each an "Acquiring Fund") and the Strong Fund entities identified on the signature pages hereof, each either a Delaware statutory trust or a Wisconsin corporation as indicated on the signature pages hereof (each, a "Registrant"), each acting for itself and on behalf of its series (each an "Acquired Fund"), (as to Section 21 only) Wells Fargo Funds Management, LLC, a Delaware limited liability company ("WFFM") and (as to Section 21 only) Strong Capital Management, Inc., a Wisconsin corporation ("SCM").

         WHEREAS, Wells Fargo & Company; Wells Capital Management Incorporated; WFFM; Wells Fargo Bank, N.A.; Wells Fargo Investments, LLC; Strong Financial Corporation ("SFC"); and certain shareholders of SFC entered into an Asset Purchase Agreement (the "Purchase Agreement") dated as of May 25, 2004 which, among other things, provides for the purchase of certain assets of SFC by Wells Fargo and its affiliates and contemplates a reorganization of the Acquired Funds, which are currently being managed by SCM, into the Acquiring Funds;

         WHEREAS, Wells Fargo Funds and Registrant are open-end management investment companies registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act");

         WHEREAS, the parties desire that each Acquiring Fund (a "Corresponding Acquiring Fund") acquire substantially all of the assets and assume substantially all of the liabilities of the Acquired Fund listed above opposite the Acquiring Fund ("Corresponding Acquired Fund") in exchange for shares of equal value of the Acquiring Fund and the distribution of the shares of the Acquiring Fund to the shareholders of the Corresponding Acquired Fund in connection with the liquidation and termination of the Corresponding Acquired Fund (each transaction between an Acquiring Fund and its Corresponding Acquired Fund, a "Reorganization");

         WHEREAS, in connection with the Reorganizations, as soon as reasonably practicable following the steps above, Registrant shall be liquidated and dissolved, transferring any and all of its remaining assets and liabilities, other than the right to receive any shares of the Acquired Funds referred to above, to a new trust (the "Successor Trust"); and

         WHEREAS, the parties intend that each Reorganization qualify as a "reorganization," within the meaning of Section 368(a) of the Internal Revenue Code of 1986 (the "Code"), and that each Acquiring Fund and its Corresponding Acquired Fund be a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to that Reorganization;

         NOW, THEREFORE, in accordance with the mutual promises described herein, the parties agree as follows:

1.   DEFINITIONS.

     The following terms shall have the following meanings:

1933 ACT..........The Securities Act of 1933, as amended.

1934 ACT..........The Securities Exchange Act of 1934, as amended.

ACQUIRED  CLASS..........The  Acquired  Fund share  class set forth  opposite an
     Acquiring Class in the Corresponding Classes Table on Schedule A.

ACQUIRING  CLASS..........The  class of an  Acquiring  Fund's  shares that Wells
     Fargo Funds will issue to the shareholders of the Corresponding Acquired Class as set forth in the Corresponding Classes Table on Schedule A.

ACQUIRED  FUND  FINANCIAL  STATEMENTS..........For  Active  Reorganizations  (as
     defined below), the audited financial statements of each Acquired Fund for its most recently completed fiscal year and, if applicable, the unaudited financial statements of each Acquired Fund for its most recently completed semi-annual period.

ACQUIRING FUND FINANCIAL STATEMENTS.........For Active Reorganizations involving
     Acquiring Funds that are not Shell Acquiring Funds, the audited financial statements of each Acquiring Fund for its most recently completed fiscal year and, if applicable, the unaudited financial statements of each Acquiring Fund for its most recently completed semi-annual period.

ACQUIRED ASSETS..........All Assets, other than the Excluded Assets.

ACTIVE  REORGANIZATION..........Each  Reorganization  set  forth  in the  Active
     Reorganization Table on Schedule A.

ASSETS..........All  property and assets of any kind and all interests,  rights, privileges and powers of or attributable to an Acquired Fund, whether or not determinable at the Effective Time and wherever located. Assets include all cash, cash equivalents, securities, insurance policies and rights thereunder, claims (whether absolute or contingent, Known or unknown, accrued or unaccrued or conditional or unmatured), contract rights and receivables (including dividend and interest receivables) owned by an Acquired Fund and any deferred or prepaid expense shown as an asset on the Acquired Fund's books.

ASSUMED   LIABILITIES..........All   Liabilities,   other   than  the   Excluded
     Liabilities, of an Acquired Fund, including the obligations of each Acquired Fund to indemnify, advance funds to, defend, contribute to the liability of, and/or hold harmless, the president and/or any director of the Acquired Fund under or pursuant to a contract identified on Schedule C or such Acquired Fund's constituent documents, in either case, as in effect on or prior to the date of this Plan, except those relating to or resulting from the Specified Rights and Obligations.

BOARD.........Board  of  Directors or Board of Trustees of  Registrant  or Wells
     Fargo Funds, as the context requires (and references herein to "directors" or "trustees" of either entity mean the directors or trustees, as applicable, of that entity).

CLOSING DATE..........April 8, 2005, or such other time as the parties may agree to in writing with respect to a Reorganization.

CONTINGENT SETTLEMENT AND RELEASE  AGREEMENT..........The  Contingent Settlement
     and Release Agreement dated May 14, 2004, by and among the Acquired Funds, SCM, and the other SFC-affiliated defendants.

EFFECTIVE TIME..........9:00 a.m. Eastern Time on the business day following the
     Closing Date of a Reorganization, or such other time and date as the parties may agree to in writing.

EXCLUDED ASSETS..........All rights of an Acquired Fund: (i) under or in respect of this Plan, (ii) in respect of its relationship with any legal counsel relating to this Plan or the Specified Rights and Obligations, including without limitation, any attorney-client, attorney work-product, or other privilege, or (iii) that comprise Specified Rights and Obligations, which shall not be deemed to be Assets at the Effective Time and shall not be transferred to an Acquiring Fund, but instead shall be retained by the Acquired Fund.

EXCLUDED  LIABILITIES..........All  Liabilities of the Acquired Funds in respect of the Specified Rights and Obligations, which shall not be deemed to be Liabilities at the Effective Time and shall not be transferred to an Acquiring Fund but instead shall be retained by the Acquired Fund.

HSR  ACT..........The  Hart-Scott-Rodino  Antitrust Improvements Act of 1976, as
     amended.

KNOW, KNOWN OR KNOWLEDGE..........Known after reasonable inquiry.

LIABILITIES..........Any  and all debts,  liabilities and  obligations,  whether accrued or unaccrued, Known or unknown, absolute or contingent, conditional or fixed, matured or unmatured, or determined or determinable, of, allocated or attributable to, an Acquired Fund.

LIQUIDATING  TRUST..........A  trust (i) meeting the  requirements  set forth in
     Internal Revenue Service Revenue Procedure 82-58, 1982-2 C.B. 848; (ii) that is at no time described in Section 851(a)(1) or Section 851(a)(2) of the Code; and (iii) that does not elect to be treated as a corporation for federal or applicable state tax purposes.

MARKETABLE  TITLE..........References  in this  Plan to  marketable  title  mean marketable title subject to any restrictions on transferability imposed under or in connection with applicable securities laws; for example, title to securities that are "restricted securities" (as defined in Rule 144(a)(3) under the 1933 Act) shall not be deemed to not result in marketable title by reason of the restrictions on transfer imposed on restricted securities pursuant to the 1933 Act.

MATERIAL  AGREEMENTS..........The  agreements set forth on Schedule C, as may be amended from time to time.

N-1A REGISTRATION  STATEMENT..........The  Registration Statement of Wells Fargo
     Funds on Form N-1A under the 1933 Act and the 1940 Act as filed with the SEC and in effect as of the date of this Plan.

N-14 REGISTRATION  STATEMENT..........The  Registration Statement of Wells Fargo
     Funds on Form N-14 under the 1933 Act and the 1940 Act that will register the shares of each Acquiring Fund to be issued in the Reorganizations and will include the proxy materials necessary for the shareholders of the Corresponding Acquired Funds to approve the Reorganizations.

PRESIDENT..........References  in this  Plan to the  president  of the  Acquired
     Funds or any of them refer to Phillip O. Peterson.

REORGANIZATION  DOCUMENTS..........Such  bills of sale,  assignments,  and other instruments of transfer as Wells Fargo Funds and Registrant deem desirable for an Acquired Fund to transfer to an Acquiring Fund all right and title to and interest in the Corresponding Acquired Fund's Acquired Assets and Assumed Liabilities and for the Acquiring Fund to assume the Corresponding Acquired Fund's Acquired Assets and Assumed Liabilities.

SCHEDULE A..........Schedule A to this Plan.

SCHEDULE B..........Schedule B to this Plan, as amended from time to time.

SCHEDULE C..........Schedule C to this Plan, as amended from time to time.

SCHEDULE D..........Schedule D to this Plan.

SCHEDULE E..........Schedule E to this Plan.

SHELL ACQUIRING  FUNDS...........The Acquiring  Funds  that  have no  assets  or liabilities as of the date of this Plan.

SHELL REORGANIZATIONS...........The  Reorganizations  set  forth  in  the  Shell
     Reorganization Table on Schedule A.

SPECIFIED CLAIMS..........Any  rights that arise out of or relate to any and all matters relating to (1) the allegations contained in the complaint filed by the New York Attorney General and settled September 3, 2003, including but not limited to the shareholder class actions and derivative actions disclosed as items 1 through 51 on Schedule B, (2) any litigation or other proceeding arising out of the same or similar allegations, (3) any litigation or other proceeding arising out of any investigations or other matters that are or should be identified on Schedule B, and (4) any personal trading in mutual funds by Richard S. Strong.

SPECIFIED  RIGHTS  AND  OBLIGATIONS..........Any  rights or  claims  (including, without limitation, in respect of insurance, indemnification, or contribution) in connection with, and Liabilities of an Acquired Fund in respect of, the Specified Claims.

VALUATION   TIME..........The  time  on  the  Closing  Date,  the  business  day immediately preceding the Closing Date if the Closing Date is not a business day or such other time and date as the parties may agree to in writing, that Wells Fargo Funds determines the net asset value of the shares of the Acquiring Fund and Registrant determines the net value of the Acquired Assets of or attributable to the Corresponding Acquired Fund. Unless otherwise agreed to in writing, the Valuation Time of a Reorganization shall be as of the date and time of day then set forth in the N-14 Registration Statement as the date and time of day as of which net asset value is calculated.

2.   REGULATORY FILINGS AND SHAREHOLDER ACTION.

     (a) Wells Fargo Funds shall promptly prepare and file the N-14 Registration Statement with the SEC. Wells Fargo Funds also shall promptly prepare and file an amendment to its Registration Statement with the SEC on Form N-1A to register the shares of the Acquiring Funds involved in the Shell Reorganizations. Wells Fargo Funds shall make any state securities filings necessary to accomplish the Reorganization as and when required. Prior to making any filing with the SEC of the N-14 Registration Statement or any amendment thereto, Wells Fargo Funds shall give Registrant a reasonable opportunity to review and comment thereon and shall obtain Registrant's consent to the making of such filing. Registrant shall review such filing and communicate any comments with respect thereto as soon as reasonably practicable.

     (b) Registrant shall assist Wells Fargo Funds in preparing the N-14 Registration Statement and the Form N-1A amendment referenced in Subsection 2(a) of this Plan.

     (c) The parties shall seek orders of the SEC, if appropriate, providing them with any necessary relief from the 1940 Act to permit them to consummate the transactions contemplated by this Plan.

     (d)  As  soon  as  practicable   after  the  effective  date  of  the  N-14
Registration Statement, each Acquired Fund shall hold a meeting of its shareholders to consider and approve this Plan, the Reorganization and such other matters as the Board of the Acquired Fund may determine.

     (e) Each of Registrant and Wells Fargo Funds shall use all commercially reasonable efforts to cause all of the conditions to the obligations of the other set forth in Section 7 or 8 hereof to be satisfied as promptly as reasonably practicable following the date of this Plan.

3. TRANSFER OF ACQUIRED FUND ACQUIRED ASSETS. Registrant, on behalf of each Acquired Fund, and Wells Fargo Funds shall take the following steps with respect to each Reorganization:

     (a) On or prior to the Closing Date, Registrant shall endeavor to pay or make reasonable provision to pay out of the Acquired Fund's Assets all of the Liabilities, expenses, costs and charges of or attributable to the Acquired Fund that are Known to Registrant and that are due and payable as of the Closing Date.

     (b) At the Effective Time, Registrant shall assign, transfer, deliver and convey all of the Acquired Assets of each Acquired Fund to the Corresponding Acquiring Fund. Wells Fargo Funds shall then accept the Acquired Assets and assume the Assumed Liabilities such that at and after the Effective Time (i) all of the Acquired Assets at or after the Effective Time shall become and be the assets of the Acquiring Fund and (ii) all of the Assumed Liabilities at the Effective Time shall attach to the Acquiring Fund, and be enforceable against the Acquiring Fund to the same extent as if initially incurred by the Acquiring Fund. Wells Fargo Funds agrees on behalf of each Acquiring Fund that upon any merger, consolidation, conversion of form of entity, corporate reorganization, liquidation, dissolution, or sale or disposition (whether in a single transaction or a series of related transactions) of all or substantially all of the assets of such Acquiring Fund within three (3) years after the Closing Date, it will cause the surviving or transferee entity to agree in writing to be bound by all of the Acquiring Fund's obligations under clause (ii) of this Section 3(b).

     (c)  Registrant  shall  assign,  transfer,  deliver and convey the Acquired
Fund's   Acquired   Assets   to  the   Corresponding   Acquiring   Fund  at  the
Reorganization's Effective Time on the following bases:

          (1) In exchange for the transfer of the Acquired Assets, Wells Fargo Funds shall simultaneously issue and deliver to the Acquired Fund full and fractional shares of beneficial interest of the corresponding Acquiring Class. Wells Fargo Funds shall determine the number of shares of each Acquiring Class to issue by dividing the net value of the Acquired Assets attributable by ratable allocation to the corresponding Acquired Class by the net asset value of one Acquiring Class share. Based on this calculation, Wells Fargo Funds shall issue shares of beneficial interest of each Acquiring Class with an aggregate net asset value equal to the net value of the Acquired Assets of the corresponding Acquired Class.

          (2) The parties shall determine the net asset value of the Acquiring Fund shares to be delivered, and the net value of the Acquired Assets to be conveyed, as of the Valuation Time in accordance with Wells Fargo Funds current valuation policies and procedures, a copy of which has been furnished to Registrant. The parties shall make all computations to the fourth decimal place or such other decimal place as the parties may agree to in writing.

          (3) Registrant shall cause its custodian to transfer the Acquired Assets with good and marketable title to the custodian for the account of the Acquiring Fund. Registrant shall cause its custodian to transfer all cash in the form of immediately available funds payable to the order of the Wells Fargo Funds' custodian for the account of the Acquiring Fund. Registrant shall cause its custodian to transfer any Acquired Assets that were not transferred to the Acquiring Fund's custodian at the Effective Time to the Wells Fargo Funds' custodian at the earliest practicable date thereafter.

     (d) Promptly after the Closing Date, Registrant will deliver to Wells Fargo Funds an unaudited statement of Assets and Liabilities of the Acquired Fund as of the Closing Date.

     (e) Notwithstanding anything herein to the contrary, the Specified Rights and Obligations shall not be Acquired Assets or Assumed Liabilities and shall not be assigned, transferred, delivered or conveyed to the Acquiring Fund or accepted or assumed by Wells Fargo Funds.

4. LIQUIDATION AND TERMINATION OF ACQUIRED FUNDS, REGISTRATION OF SHARES AND ACCESS TO RECORDS. Registrant, on behalf of each of the Acquired Funds, and Wells Fargo Funds, shall take the following steps with respect to each
     Reorganization:

     (a) At or as soon as reasonably practical after the Effective Time, Registrant shall liquidate by (i) distributing to shareholders of record of the corresponding Acquired Class immediately prior to the Effective Time full and fractional shares of beneficial interest of the corresponding Acquiring Class equal in value, as of the Valuation Time, to the shares of the corresponding Acquired Class held of record by the shareholder immediately prior to the Effective Time, and (ii) transferring the Excluded Assets and the Excluded Liabilities to the Successor Trust in accordance with applicable law and Registrant's Articles of Incorporation or Declaration of Trust. Each shareholder also shall have the right to receive from the Acquiring Fund at or as soon as practicable after the Effective Time any unpaid dividends or other distributions that Registrant declared with respect to the shareholder's Corresponding Acquired Fund shares before the Effective Time. Wells Fargo Funds shall record, on separate and distinct records for each Acquiring Fund, the ownership by the shareholders of the respective Acquiring Fund shares; Registrant shall simultaneously redeem and cancel on its books all of the issued and outstanding shares of each corresponding Acquired Class. Wells Fargo Funds does not issue certificates, and shall not be required to issue certificates to shareholders of the Acquired Funds. Registrant shall wind up its business and the affairs of the Acquired Funds and shall take all steps as are necessary and proper to dissolve and terminate Registrant and the Acquired Funds as soon as is reasonably practicable after the Effective Time and in accordance with all applicable laws and regulations, as set forth in the Plan of Dissolution contained in Schedule D.

     (b) At and after the Closing Date, Registrant shall provide Wells Fargo Funds and its transfer agent with immediate access to: (i) all records containing the names, addresses and taxpayer identification numbers of all of the Acquired Fund shareholders and the number and percentage ownership of the outstanding shares of the corresponding Acquired Classes owned by each shareholder immediately prior to the Effective Time and (ii) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Acquired Fund shareholders' taxpayer identification numbers and their liability for or exemption from back-up withholding. Prior to the Closing Date, Registrant shall direct its service providers that maintain records with respect to the Acquired Fund as are required by Section 31 of, and Rules 31a-1 and 31a-2 under, the 1940 Act to continue to preserve and maintain such records as required by such Section and Rules, unless Wells Fargo Funds and Registrant agree in writing that such records be delivered to Wells Fargo Funds or to another service provider. As soon as practicable following the Reorganization, Registrant shall deliver all books and records with respect to the Acquired Fund in its possession or control, including books and records showing the ownership of all of the issued and outstanding shares of each corresponding Acquired Class, to Wells Fargo Funds and Wells Fargo Funds shall thereafter have the responsibility to preserve and maintain, or to cause its service providers to preserve and maintain, all such records received by it in accordance with Section 31 of, and Rule 31a-1 and 31a-2 under, the 1940 Act.

     (c) If Wells Fargo Funds or any Acquiring Fund receives any distribution from the Contingent Settlement and Release Agreement or any regulatory settlement, it shall not retain such distribution except as such retention may be in accordance with the Contingent Settlement and Release Agreement or such regulatory settlement, as the case may be, and otherwise will remit it promptly to the Successor Trust, which shall deliver such distribution (or cause the delivery thereof) to the person or persons entitled thereto in accordance with the Contingent Settlement and Release Agreement or regulatory settlement, as the case may be, and, to the extent not inconsistent with such agreement or regulatory settlement, this Plan.

5. CERTAIN REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF REGISTRANT. Registrant, on behalf of itself and, as appropriate, each of its Acquired Funds, separately and not jointly, represents and warrants to, and agrees with, Wells Fargo Funds as follows:

     (a) Registrant is a statutory trust or corporation, duly created, validly existing and in good standing under the laws of the State of Delaware or Wisconsin. The Board of Registrant duly established and designated each of the Acquired Funds as a series of Registrant. Registrant is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

     (b) Each of Registrant and the Acquired Funds has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and Assets, to carry on its business as now being conducted and described in its currently effective Registration Statement on Form N-1A as filed with the SEC and amended from time to time, to enter into this Plan and, subject to the approval of shareholders referred to in Section 2, to consummate the transactions contemplated herein.

     (c) The Board of Registrant has duly authorized the execution and delivery of the Plan and the transactions contemplated herein. Duly authorized officers of Registrant have executed and delivered the Plan. The Plan represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan does not, and, subject to the approval of shareholders referred to in Section 2, the consummation of the transactions contemplated by this Plan will not, violate any applicable law or regulation, Registrant's Articles of Incorporation or Trust Instrument and By-Laws or other constituent agreements or any Material Agreement. Except for the approval of the shareholders of each Acquired Fund, Registrant does not need to take any other action to authorize its officers to effectuate this Plan and the transactions contemplated herein.

     (d) For each taxable year of its operation (including, as applicable, the taxable year ending on the day of the Effective Time), each Acquired Fund has met (or will meet) the requirements under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code for qualification as a regulated investment company and has computed (or will compute) its federal income tax liability, if any, under
Section 852 of the Code.

     (e) The N-14 Registration Statement, when filed with the SEC, when distributed to shareholders and at the time of the shareholder meeting of each Acquired Fund for the Reorganization and at the Effective Time of the Reorganization, insofar as it relates to the Registrant and each Acquired Fund: shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading in light of the circumstances under which they were made.

     (f) Registrant has duly authorized and validly issued all of the issued and outstanding shares of each Acquired Fund and all of the shares are validly outstanding, fully paid and non-assessable by Registrant, and were offered for sale and sold in conformity, in all material respects, with the registration requirements of all applicable federal and state securities laws. There are no outstanding options, warrants or other rights to subscribe for or purchase the shares of any Acquired Fund, nor are there any securities convertible into shares of any Acquired Fund, except to the extent that Class B shares of an applicable Acquired Fund are convertible into Class A shares under certain circumstances.

     (g) Except in respect of the facts underlying the matters disclosed on Schedule B, as to which no representation is made, Registrant, with respect to each Acquired Fund, is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the 1940 Act, the 1933 Act, the 1934 Act and all applicable state securities laws, and, from the date of this Plan through the Closing Date, shall comply in all material respects with all newly adopted rules and regulations under the 1940 Act on or before their compliance dates. Except in respect of the facts underlying the matters disclosed on Schedule B as to which no representation is made, Registrant, with respect to each Acquired Fund, is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in its Form N-1A Registration Statement currently in effect. The value of the net assets of each Acquired Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the policies of such Acquired Fund and all purchases and redemptions of shares of each Acquired Fund have been effected at the net asset value per share calculated in such a manner.

     (h) Except as otherwise provided herein, Registrant shall operate the business of each of the Acquired Funds in the ordinary course between the date hereof and the Effective Time, it being agreed that such ordinary course of business will include (i) the declaration and payment of dividends and distributions pursuant to standard dividend and distribution policies approved by such Acquired Fund's Board prior to the date of this Plan, (ii) the declaration and payment of any other dividends and distributions deemed advisable by mutual agreement of such Acquired Fund and Wells Fargo Funds in anticipation of the Reorganization, and (iii) the taking of any other commercially reasonable action in anticipation of the Reorganization (including obtaining such additional "run off" insurance coverage as Registrant's Board may approve and selling assets for purposes of realizing taxable gains to offset tax-loss carryforwards). Notwithstanding the foregoing, Registrant shall: (i) not take any action inconsistent with the treatment of any Reorganization as a "reorganization," within the meaning of Section 368(a) of the Code; and (ii) take all commercially reasonable actions necessary to ensure satisfaction of representations in the certificate to be provided to Morrison & Foerster LLP in connection with their opinion described in Sections 7(g) and 8(f).

     (i) At the Effective Time, each Acquired Fund will have good and marketable title to its Assets and, subject to the approval of such Acquired Fund's shareholders, full right, power and authority to assign, transfer, deliver and convey such Assets.

     (j) The Acquired Fund Financial Statements, copies of which have been previously delivered to Wells Fargo Funds fairly present in accordance with generally accepted accounting principles consistently applied the financial position of the Acquired Fund as of the Acquired Fund's most recent fiscal year-end and, if applicable, semi-annual period-end, and the results of the Acquired Fund's operations and changes in the Acquired Fund's Known Assets and Known Liabilities in the ordinary course for the periods indicated. The Acquired Fund Financial Statements have been prepared in accordance with generally accepted accounting principles consistently applied.

     (k) To the Knowledge of Registrant, none of the Acquired Funds has any Liabilities, other than Liabilities that arise out of or result from the Specified Rights and Obligations, Liabilities disclosed or provided for in the Acquired Fund Financial Statements and Liabilities incurred in the ordinary course of business subsequent to the date of the Acquired Fund Financial Statements. Without limiting the generality of the previous sentence, none of the Acquired Funds has any Liabilities to SCM or any other service provider of such Acquired Fund for fees previously waived or deferred by SCM or any other such service provider.

     (l) Except as disclosed on Schedule B, Registrant does not Know of any claims, actions, suits, inquiries, investigations or proceedings of any type pending or threatened against any Acquired Fund, its Assets or businesses or any of the Acquired Funds' advisers or principal underwriters (all of whom are identified on Schedule E hereto) relating to the services such adviser or underwriter provides to any of the Acquired Funds. Except for the facts underlying the matters disclosed on Schedule B, none of the Acquired Funds Knows of any facts that it currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, inquiry, investigation or proceeding against such Acquired Fund, or any of its advisers or principal underwriters relating to the services such adviser or underwriter provides to such Acquired Fund. For purposes of this provision, investment underperformance or negative investment performance shall not be deemed to constitute such facts. Except as disclosed on Schedule B, neither Registrant nor any of the Acquired Funds and to their Knowledge, none of their advisers or principal underwriters is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, business, properties or Assets or its ability to consummate the transactions contemplated by the Plan.

     (m) All contracts, agreements and similar instruments to which any of the Acquired Funds are party or by which any of them are bound that (i) are material to Registrant's business as it relates to the Acquired Funds or (ii) grant a right to indemnification, advancement of funds, defense, contribution to the liability of and/or be held harmless to any director or the president of any Acquired Fund, are listed on Schedule C. No material default exists on the part of the Registrant or any Acquired Fund or, to the Registrant's Knowledge, any other party, under any contract or agreement listed on Schedule C. With respect to any contract, agreement or similar instrument related to any of the Acquired Funds to which Registrant is a party that is not listed on Schedule C: (i) such contract, agreement or similar instrument was entered into in the ordinary course of Registrant's business; (ii) no material default exists with respect to such contract, agreement or similar instrument on the part of Registrant or any of the Acquired Funds, or to the Registrant's Knowledge, any other party; and
(iii) such contract, agreement or similar instrument is not material to the business of Registrant. Nothing in this Section prevents Registrant from entering into, amending or terminating a contract, agreement or instrument after the date of this Plan if such action would not constitute a breach of any of Registrant's representations or other obligations under this Plan.

     (n) Registrant has (i) timely filed all of its and its Acquired Fund's tax returns for all of their taxable years to and including the Acquired Fund's most recent taxable year required to be filed on or before the date of this Plan, and has paid all taxes payable pursuant to such returns; or otherwise made sufficient provision therefor; and (ii) made available to Wells Fargo Funds all of its and its Acquired Fund's previously filed tax returns. To the Knowledge of Registrant, no such return is currently under audit and no assessment has been asserted with respect to such returns. Registrant will file all of its and its Acquired Fund's tax returns (and pay any taxes due thereon) for all of their taxable periods ending on or before the Effective Time not previously filed on or before their due dates (taking account of any valid extensions thereof).

     (o) Since the date of the Acquired Fund Financial Statements, there has been no material adverse change in the financial condition, results of operations, business, properties or Assets of the Acquired Fund. For purposes of this provision, investment underperformance, negative investment performance or net redemptions shall not be deemed to constitute such facts, provided all customary performance disclosures have been made.

     (p) Registrant has not established a deferred compensation plan for the benefit of members of its Board.

     (q) The Successor Trust shall constitute a Liquidating Trust.

6. CERTAIN REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF WELLS FARGO FUNDS. Wells Fargo Funds, on behalf of itself and, as appropriate, each of its Acquiring Funds, separately and not jointly, represents and warrants to, and agrees with Registrant as follows:

     (a) Wells Fargo Funds is a statutory trust duly created, validly existing and in good standing under the laws of the State of Delaware. The Board of Wells Fargo Funds duly established and designated each Acquiring Fund as a series of Wells Fargo Funds and each Acquiring Class as a class of the Acquiring Fund. Wells Fargo Funds is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

     (b) Each of Wells Fargo Funds and the Acquiring Funds has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and assets, to carry on its business as described in its Registration Statement on Form N-1A as filed with the SEC, to enter into this Plan and to consummate the transactions contemplated herein.

     (c) The Board of Wells Fargo Funds has duly authorized the execution and delivery of the Plan and the transactions contemplated herein. Duly authorized officers of Wells Fargo Funds have executed and delivered the Plan. The Plan represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan does not, and the consummation of the transactions contemplated by this Plan will not, violate any applicable law or regulation, the Declaration of Trust of Wells Fargo Funds or other constituent documents or any Material Agreement. Wells Fargo Funds does not need to take any other action to authorize its officers to effectuate the Plan and the transactions contemplated herein.

     (d) For each taxable year of its operation, each Acquiring Fund (other than an Acquiring Fund participating in a Shell Reorganization) has met (or will meet) the requirements under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code for qualification as a regulated investment company and has computed (or will compute) its federal income tax under Section 852 of the Code.

     (e) The N-14 Registration Statement, when filed with the SEC, when distributed to shareholders and at the time of the shareholder meeting of each Acquired Fund for the Reorganization and at the Effective Time of the
Reorganization: (i) shall comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, the rules and regulations thereunder and state securities laws and (ii) insofar as it relates to the Wells Fargo Funds and each Acquiring Fund and the Acquiring Classes shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading in light of the circumstances under which they were made.

     (f) If the Reorganization is a Shell Reorganization, each applicable Acquiring Fund shall have no assets or liabilities as of the Closing Date, and there shall be no issued and outstanding shares of such Acquiring Fund prior or at to the Closing Date, other than those acquired, assumed or issued in order to facilitate the commencement of the operations of such Acquiring Fund.

     (g) Wells Fargo Funds has duly authorized and validly issued all of the issued and outstanding shares of each Acquiring Fund and those shares are fully paid and non-assessable and were offered for sale and sold in conformity, in all material respects, with the registration requirements of all applicable federal and state securities laws. Wells Fargo Funds shall duly authorize the shares of each Acquiring Fund to be issued and delivered to the Acquired Fund as of the Effective Time. When issued and delivered, the shares of each Acquiring Fund shall have been registered for sale under the 1933 Act and qualified under all applicable state securities laws and shall be duly and validly issued, fully paid and non-assessable, and no shareholder of any Acquiring Fund shall have any preemptive right of subscription or purchase in respect of them. There are no outstanding options, warrants or other rights to subscribe for or purchase the shares of any Acquiring Fund, nor are there any securities convertible into shares of any Acquiring Fund.

     (h) Wells Fargo Funds, with respect to each Acquiring Fund, is and at the Effective Time, will be in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the 1940 Act, the 1933 Act, the 1934 Act, and all applicable state securities laws, and from the date of this Plan through the Closing Date will comply in all material respects with all newly adopted rules and regulations under the 1940 Act on or before their compliance dates. Wells Fargo Funds, with respect to each Acquiring Fund, is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in the Form N-1A Registration Statement. The value of the net assets of each Acquiring Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the policies of the Acquiring Fund and all purchases and redemptions of shares of each Acquiring Fund have been effected at the net asset value per share calculated in such a manner.

     (i) Except as disclosed on Schedule B, Wells Fargo Funds does not Know of any claims, actions, suits, inquiries, investigations or proceedings of any type pending or threatened against Wells Fargo Funds, WFFM, or any Acquiring Fund or their assets or businesses, or against any of the Acquiring Funds' advisers or principal underwriters (all of whom are identified on Schedule E hereto) relating to the services such adviser or underwriter provides to e Acquiring Fund. Wells Fargo Funds does not Know of any facts that it currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, inquiry, investigation or proceeding against Wells Fargo Funds, WFFM or the Acquiring Fund or any of its advisers or principal underwriters relating to the services such adviser or underwriter provides to such Acquiring Fund. For purposes of this provision, investment underperformance or negative investment performance shall not be deemed to constitute such facts. Neither Wells Fargo Funds nor any of the Acquiring Funds and to their Knowledge, none of their advisers or principal underwriters is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, business, properties or Assets or its ability to consummate the transactions contemplated by this Plan.

     (j) All contracts, agreements and similar instruments that are material to the Wells Fargo Funds' business are listed on Schedule C. No material default exists under any contract or agreement listed on Schedule C. With respect to any contract, agreement or similar instrument to which the Wells Fargo Funds are a party that is not listed on Schedule C: (i) such instrument was entered into in the ordinary course of the Wells Fargo Funds' business; (ii) no material default exists with respect to such instrument; and (iii) such instrument is not material to the business of the Wells Fargo Funds.

     (k) Except as otherwise provided herein, Wells Fargo Funds shall operate the business of each Acquiring Fund in the ordinary course between the date hereof and the Effective Time, it being agreed that such ordinary course of business will include (i) the declaration and payment of dividends and distributions pursuant to standard dividend and distribution policies approved by the Acquiring Fund's Board prior to the date of this Plan, (ii) the declaration and payment of any other dividends and distributions deemed advisable by mutual agreement of each Acquired Fund and Wells Fargo Funds in anticipation of the Reorganization, and (iii) the taking of any other commercially reasonably action in anticipation of the Reorganization. Wells Fargo Funds shall: (i) not take any action inconsistent with the treatment of any Reorganization as a "reorganization" within the meaning of Section 368(a) of the Code; and (ii) take all commercially reasonable actions necessary to ensure satisfaction of representations in the certificate to be provided to Morrison & Foerster LLP in connection with their opinion described in Sections 7(g) and 8(f).

     (l) At the Effective Time, each Acquiring Fund will have good and marketable title to its assets.

     (m) The Acquiring Fund Financial Statements, copies of which have been previously delivered to Registrant, have been prepared in accordance with GAAP and fairly present the financial position of the Acquiring Fund as of the Acquiring Fund's most recent fiscal year-end and, if applicable, semi-annual period-end, and the results of the Acquiring Fund's operations and changes in the Acquiring Fund's Known assets and Known liabilities in the ordinary course for the periods indicated. The Acquiring Fund Financial Statements have been prepared in accordance with generally accepted accounting principles consistently applied.

     (n) To the Knowledge of Wells Fargo Funds, none of the Acquiring Funds has any liabilities, whether or not determined or determinable, other than the liabilities disclosed or provided for in the Acquiring Fund Financial Statements and liabilities incurred in the ordinary course of business subsequent to the date of this Plan. Without limiting the generality of the previous sentence, none of the Acquiring Funds has any liabilities to any service provider of the Acquiring Fund for fees previously waived or deferred by such service provider.

     (o) Wells Fargo Funds has (i) timely filed all of its and its Acquiring Fund's tax returns for all of their taxable years to and including the Acquiring Fund's most recent taxable year required to be filed on or before the date of this Plan, and has paid all taxes payable pursuant to such returns; or otherwise made sufficient provision therefor; and (ii) made available to Registrant all of its and its Acquiring Fund's previously filed tax returns. To the Knowledge of Wells Fargo Funds, no such return is currently under audit and no assessment has been asserted with respect to such returns. Wells Fargo Funds will file all of its and its Acquiring Fund's tax returns (and pay any taxes due thereon) for all of their taxable periods ending on or before the Effective Time not previously filed on or before their due dates (taking account of any valid extensions thereof).

     (p) Since the date of the Acquiring Fund Financial Statements, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of any Acquiring Fund. For purposes of this provision, investment underperformance, negative investment performance or net redemptions shall not be deemed to constitute such facts, provided all customary performance disclosures have been made.

     (q) Class B and Class C shares held in investor accounts of an Acquired Fund as of the Closing Date, which were purchased subject to the Acquired Fund's current contingent deferred sales charge ("CDSC") schedule, will continue to be subject to that CDSC schedule. Class B shares purchased before the Closing Date will convert to Class A shares after a conversion period of eight years after the initial purchase. The period of time such Class B shares were held before the Closing Date will be counted for purposes of calculating the eight-year conversion period. The period of time such Class C shares were held before the Closing Date will be counted for purposes of calculating the holding period.

7. CONDITIONS TO AN ACQUIRED FUND'S OBLIGATIONS. The obligations of an Acquired Fund with respect to its Reorganization, and the obligations of Registrant with respect to that Reorganization, shall be subject to the following conditions precedent:

     (a) The shareholders of the Acquired Fund shall have approved the Reorganization in the manner required by the Articles of Incorporation or Trust Instrument and applicable law. If the Acquired Fund's shareholders fail to approve the Reorganization, that failure shall release Registrant of its obligation under this Plan only with respect to that Reorganization and not any other Reorganization.

     (b) Wells Fargo Funds shall have duly executed and delivered to the Acquired Fund the Acquiring Fund's Reorganization Documents.

     (c) All representations and warranties of Wells Fargo Funds made in this Plan that are not by their terms qualified as to materiality shall be true and correct in all material respects, and all representations and warranties of Wells Fargo Funds made in this Plan that by their terms are qualified as to materiality are true and correct in all respects, in each case as if made at and as of the Valuation Time and the Effective Time.

     (d) (1) Wells Fargo Funds shall have delivered to Registrant a certificate dated as of the Closing Date and executed in its name by its Secretary or Treasurer, in a form reasonably satisfactory to Registrant, stating that all representations and warranties of Wells Fargo Funds in this Plan that are not by their terms qualified as to materiality are true and correct in all material respects, and all representations and warranties of Wells Fargo Funds made in this Plan that by their terms are qualified as to materiality are true and correct in all respects, in each case at and as of the Valuation Time and the Effective Time. (2) Wells Fargo Funds also shall have delivered to Registrant a certificate dated as of the Closing Date and executed in its name by its Secretary or Treasurer (or Assistant Secretary or Treasurer), in form reasonably satisfactory to Registrant, stating that it has approved the Acquired Fund's Acquired Assets as being consistent with the Acquiring Fund's investment objectives, policies and restrictions and that the Acquired Fund's Acquired Assets may otherwise be lawfully acquired by the Acquiring Fund.

     (e) Registrant shall have received an opinion of Morrison & Foerster LLP, as counsel to Wells Fargo Funds, in form and substance reasonably satisfactory to Registrant and dated as of the Closing Date, addressed to Registrant, substantially to the effect that:

          (1) Wells Fargo Funds is a statutory trust duly created, validly existing and in good standing under the laws of the State of Delaware and is an open-end, management investment company registered under the 1940 Act;

          (2) the shares of the Acquiring Fund to be delivered as provided for by this Plan are duly authorized and upon delivery will be validly issued, fully paid and non-assessable by Wells Fargo Funds, provided that the payments for transfer taxes by shareholders provided for in Section 4(b) of this Plan shall not be deemed to render the shares issued assessable;

          (3) this Plan has been duly authorized, executed and delivered by Wells Fargo Funds, and the execution and delivery of this Plan did not, and the consummation of the Reorganization will not, violate the Declaration of Trust of Wells Fargo Funds or any Material Agreement to which Wells Fargo Funds is a party or by which it is bound; and

          (4) to the Knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Wells Fargo Funds of the Reorganization, or for the execution and delivery of Wells Fargo Funds' Reorganization Documents, except those that have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations under those Acts or that may be required under state securities laws, the HSR Act or subsequent to the Effective Time or when the failure to obtain the consent, approval, authorization or order would not have a material adverse effect on the operation of the Acquiring Fund.

In rendering such opinion, such counsel may (i) rely on the opinion of other counsel to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "Knowledge" and related terms to mean the Knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan and (v) rely on certificates (reasonably acceptable to Registrant) of officers or trustees of Wells Fargo Funds.

     (f) Registrant shall have received an opinion of Richards, Layton & Finger, P.A., as counsel to Wells Fargo Funds, in form and substance reasonably satisfactory to Registrant and dated as of the Closing Date, addressed to Registrant, substantially to the effect that: assuming due authorization, execution and delivery of this Plan by each of the parties hereto, the Plan represents a legal, valid and binding contract of the Acquiring Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, receivership, fraudulent conveyance and transfer and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and further subject to the application of equitable principles in any proceeding whether at law or in equity or with respect to the enforcement of provisions of the Plan, the effect of judicial decisions which have held that certain provisions are unenforceable when their enforcement would violate an implied covenant of good faith and fair dealing or would be commercially unreasonable or when default under the Plan is not material and the effect of applicable public policy on the enforceability of provisions relating to indemnification or contribution. In rendering such opinion, such counsel may (i) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (ii) limit such opinion to applicable state law, and (iii) rely on certificates (reasonably acceptable to Registrant) of officers or trustees of Wells Fargo Funds.

     (g) Registrant shall have received an opinion addressed to it and dated as of the Closing Date of Morrison & Foerster LLP, stating that each Acquired Fund and its shareholders may rely thereon, based upon representations reasonably acceptable to Morrison & Foerster LLP made in certificates provided to Morrison & Foerster LLP by Wells Fargo Funds, Registrant, their affiliates and/or principal shareholders, addressed to Registrant and Wells Fargo Funds in a form reasonably satisfactory to Registrant substantially to the effect that (i) each Reorganization will constitute a "reorganization," within the meaning of Section 368(a) of the Code; (ii) no gain or loss will be recognized by an Acquired Fund upon the transfer of such Acquired Fund's assets to the Corresponding Acquiring Fund solely in exchange for such Acquiring Fund's shares and the assumption by the Corresponding Acquiring Fund of liabilities of such Acquired Fund or upon the distribution of the Corresponding Acquiring Fund shares to such Acquired Fund's shareholders in exchange for their shares of such Acquired Fund in connection with the Reorganization; (iii) the tax basis of the assets of an Acquired Fund to be transferred to the Corresponding Acquiring Fund in the Reorganization in the hands of the Corresponding Acquiring Fund will be the same as the tax basis of such assets in the hands of such Acquired Fund immediately prior to the transfer; (iv) the holding period in the assets of an Acquired Fund to be transferred to the Corresponding Acquiring Fund in the Reorganization in the hands of the Corresponding Acquiring Fund will include the period during which such assets were held by such Acquired Fund; (v) no gain or loss will be recognized by an Acquiring Fund upon the receipt of the assets of the Corresponding Acquired Fund solely in exchange for such Acquiring Fund's shares and the assumption by such Acquiring Fund of liabilities of the Corresponding Acquired Fund; (vi) no gain or loss will be recognized by the shareholders of an Acquired Fund upon the receipt of the Corresponding Acquiring Fund's shares solely in exchange for their shares of such Acquired Fund as part of the Reorganization; (vii) the tax basis of the Acquiring Fund shares to be received by each shareholder of the Corresponding Acquired Fund will be, in the aggregate, the same as the tax basis, in the aggregate, of the Corresponding Acquired Fund shares surrendered in exchange therefor; and (viii) the holding period in the Acquiring Fund shares received by each shareholder of the Corresponding Acquired Fund in the Reorganization will include the holding period during which the shares of the Corresponding Acquired Fund exchanged therefor were held, provided that at the time of the exchange the shares of the Corresponding Acquired Fund were held as capital assets in the hands of such shareholder.

     (h) Registrant shall have received a memorandum addressed to Registrant and Wells Fargo Funds, in form and substance reasonably satisfactory to Registrant and Wells Fargo Funds, prepared by Morrison & Foerster LLP, or another person agreed to in writing by the parties, concerning compliance with each relevant state's securities laws in connection with Wells Fargo Funds' issuance of Acquiring Fund shares.

     (i) The N-1A Registration Statement and the N-14 Registration Statement shall have become effective under the 1933 Act as to the Acquiring Fund's shares and no stop order suspending the effectiveness of the N-1A Registration Statement or the N-14 Registration Statement shall have been issued and, to the Knowledge of the parties, the SEC shall not be contemplating issuing such a stop order.

     (j) There shall not be in effect on the Closing Date any order, judgment, injunction or other decree of any court of competent jurisdiction restraining, enjoining, or otherwise prohibiting or making illegal the consummation of the transactions contemplated by this Plan.

     (k) The SEC shall not have issued any  unfavorable  advisory  report  under
Section 25(b) of the 1940 Act relating to, or instituted any proceeding seeking to enjoin consummation of, the Reorganization under Section 25(c) of the 1940 Act.

     (l) Wells Fargo Funds shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Reorganization's Valuation Time and Effective Time.

     (m) Registrant shall have received from Wells Fargo Funds a duly executed instrument, in a form and substance reasonably acceptable to Registrant, whereby the Acquiring Fund assumes all of the Assumed Liabilities.

     (n) Registrant shall have received a letter dated as of the effective date of the N-14 Registration Statement from KPMG LLP ("KPMG") addressed to
Registrant and Wells Fargo Funds with respect to each Acquired Fund and each Acquiring Fund that is not a Shell Acquiring Fund for which KPMG serves as the independent registered public accounting firm in form and substance reasonably satisfactory to Registrant to the effect that on the basis of limited procedures as reasonably agreed to by Registrant and described in such letter (but not an examination in accordance with generally accepted auditing standards):

          (1) the data used in the preparation of the relevant unaudited pro forma financial statements and relevant pro forma adjustments included in the N-14 Registration Statement agree, in all material respects, with the underlying accounting records of the Acquired Fund(s) and Acquiring Fund, respectively, or to schedules prepared by officers of the Registrant or Wells Fargo Funds, having responsibility for financial and reporting matters;

          (2) the data used in the calculation of any expense ratios of the fund appearing in the N-14 Registration Statement agree, in all material respects, with the underlying accounting records of such fund, as appropriate, or with written estimates provided by officers of Registrant or Wells Fargo Funds, as appropriate, having responsibility for financial and reporting matters; and

          (3) the information relating to the fund appearing in the N-14 Registration Statement that is expressed in dollars or percentages of dollars, if any, has been obtained from the accounting records of such fund, or from schedules prepared by officers of Registrant or Wells Fargo Funds having responsibility for financial and reporting matters and such information is in agreement, in all material respects, with such records or schedules or with computations made therefrom.

Registrant also shall have received a letter dated as of the Closing Date that KPMG has agreed the relevant unaudited pro forma financial statements and relevant pro forma adjustments, the expense ratios and other information expressed in dollars or percentages, as noted in clauses (1), (2) and (3) of this Section 7(n), with the N-14 Registration Statement filed as of the closing date.

     (o) Neither party shall have terminated this Plan with respect to the Reorganization pursuant to Section 11 of this Plan.

     (p) As of the Closing Date, there shall have been no material change in the investment objective, policies and restrictions nor any material increase in the investment management fees, fee levels payable pursuant to any 12b-1 plan of distribution or shareholder servicing plan or agreement, other fees payable for services provided to the Acquiring Fund, or sales loads of the Acquiring Fund nor any material reduction in the fee waiver or expense reduction undertakings from those described in the N-1A Registration Statement respecting the Acquiring Fund and in the N-14 Registration Statement.

     (q) SCM and/or Registrant, as applicable, shall have satisfied their financial obligations, if any, to all other service providers of the Acquired Funds, with respect to the obligations of the Acquired Funds arising out of or in connection with the termination of any agreements with such service providers prior to or simultaneously with the Reorganizations.

     (r) The Wells Fargo Funds shall have received an order of the SEC relieving the Wells Fargo Funds from the provision of Section 15(f) of the 1940 Act that would otherwise require the Wells Fargo Funds Board from the Effective Time to consist of at least 75% of members who are not "interested persons" of SCM or the investment adviser or sub-adviser to the Acquiring Fund as defined in the 1940 Act; or the Wells Fargo Funds Board shall be constituted in such a manner as to meet such 75% requirement.

     (s) The parties shall have received any necessary order of the SEC providing them with relief from the 1940 Act as may be needed to permit the Reorganization.

8. CONDITIONS TO WELLS FARGO FUNDS OBLIGATIONS. The obligations of an Acquiring Fund with respect to its Reorganization, and the obligations of Wells Fargo Funds with respect to that Reorganization, shall be subject to the following conditions precedent:

     (a) The shareholders of the Acquired Fund shall have approved the Reorganization in the manner required by its Articles of Incorporation or Trust Instrument and applicable law. If the Acquired Fund's shareholders fail to approve the Reorganization, that failure shall release Wells Fargo Funds of its obligation under this Plan only with respect to that Reorganization and not any other Reorganization.

     (b) Registrant shall have duly executed and delivered to Wells Fargo Funds the Acquired Fund Reorganization Documents.

     (c) All representations and warranties of Registrant made in this Plan that by their terms are not qualified as to materiality shall be true and correct in all material respects, and all representations and warranties of Registrant made in this Plan that by their terms are qualified as to materiality are true and correct in all respects, in each case as if made at and as of the Valuation Time and the Effective Time.

     (d) Registrant shall have delivered to Wells Fargo Funds a certificate dated as of the Closing Date and executed in its name by its Treasurer or Secretary, in a form reasonably satisfactory to Wells Fargo Funds, stating that the representations and warranties of Registrant in this Plan that by their terms are not qualified as to materiality are true and correct in all material respects, and all representations and warranties of Registrant in this Plan that are by their terms qualified as to materiality are true and correct in all respects, in each case at and as of the Valuation Time and the Effective Time.

     (e) Wells Fargo Funds shall have received an opinion of Godfrey & Kahn, S.C., as counsel to Registrant, (or, as to the opinion described in Section 8(e)(4), of Delaware counsel to the Registrant) in form and substance reasonably satisfactory to Wells Fargo Funds and dated as of the Closing Date, substantially to the effect that:

          (1) Registrant is a statutory trust or corporation duly created and validly existing under the laws of the State of Delaware or Wisconsin and is an open-end, management investment company registered under the 1940 Act;

          (2) this Plan has been duly authorized, executed and delivered by Registrant, and the execution and delivery of this Plan did not, and the consummation of the Reorganization will not, violate the Articles of Incorporation or Trust Instrument and By-Laws of Registrant or any Material Agreement to which Registrant is a party or by which it is bound;

          (3) to the Knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Registrant of the Reorganization, or the execution and delivery of Registrant Reorganization Documents, except those that have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations under those Acts, or that may be required under state securities laws, the HSR Act or subsequent to the Effective Time or when the failure to obtain the consent, approval, authorization or order would not have a material adverse effect on the operation of the Acquired Fund; and

          (4) assuming due authorization, execution and delivery of this Plan by each of the parties hereto, the Plan represents a legal, valid and binding contract of the Acquired Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, receivership, fraudulent conveyance and transfer and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and further subject to the application of equitable principles in any proceeding whether at law or in equity or with respect to the enforcement of provisions of the Plan, the effect of judicial decisions which have held that certain provisions are unenforceable when their enforcement would violate an implied covenant of good faith and fair dealing or would be commercially unreasonable or when default under the Plan is not material and the effect of applicable public policy on the enforceability of provisions relating to indemnification or contribution.

In rendering such opinion, such counsel may (i) rely on the opinion of other counsel to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "Knowledge" and related terms to mean the Knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan, (v) rely on certificates (reasonably acceptable to Wells Fargo Funds) of officers or directors/trustees of Registrant, (vi) except in the case of the opinion given by Delaware counsel to the Registrant in regard to this Plan, assume that each of this Plan and each Material Agreement is governed by the internal laws of the State of Wisconsin, without regard to the laws that otherwise might govern under applicable principles of conflicts of laws thereof and notwithstanding any other choice of law or governing law provision contained in this Plan or any such Material Agreement, and (vii) assume that each of this Plan and each Material Agreement would be enforced as written.

     (f) Wells Fargo Funds shall have received an opinion dated as of the Closing Date of Morrison & Foerster LLP, upon which each Acquiring Fund and its shareholders may rely, based upon representations reasonably acceptable to Morrison & Foerster LLP made in certificates provided to Morrison & Foerster LLP by Wells Fargo Funds, Registrant, their affiliates and/or principal shareholders, addressed to Registrant and Wells Fargo Funds and Registrant in a form reasonably satisfactory to the Wells Fargo Funds, with respect to the matters described in Section 7(g).

     (g) The N-1A Registration Statement and the N-14 Registration Statement shall have become effective under the 1933 Act as to the Acquiring Fund's shares and no stop order suspending the effectiveness of the N-1A Registration Statement or the N-14 Registration Statement shall have been issued and, to the Knowledge of the parties, the SEC shall not be contemplating issuing such a stop order.

     (h) There shall not be in effect on the Closing Date any order, judgment, injunction or other decree of any court of competent jurisdiction restraining, enjoining, or otherwise prohibiting or making illegal the consummation of the transactions contemplated by this Plan.

     (i) The SEC shall not have issued any  unfavorable  advisory  report  under
Section 25(b) of the 1940 Act relating to, nor instituted any proceeding seeking to enjoin consummation of, the Reorganization under Section 25(c) of the 1940 Act.

     (j) Registrant shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Reorganization's Valuation Time and Effective Time.

     (k) Registrant shall have taken all steps required to terminate any agreements with its service providers with respect to the Acquired Funds and shall have discharged in the normal course of business any and all payment obligations under such agreements.

     (l) If the Reorganization is an Active Reorganization, Wells Fargo Funds shall have received a letter dated as of the effective date of the N-14 Registration Statement from KPMG addressed to Registrant and Wells Fargo Funds with respect to each Acquired Fund and each Acquiring Fund that is a Shell Acquiring Fund in form and substance reasonably satisfactory to Wells Fargo Funds to the effect that on the basis of limited procedures as reasonably agreed to by Wells Fargo Funds and described in such letter (but not an examination in accordance with generally accepted auditing standards):

          (1) The data used in the preparation of the relevant unaudited pro forma financial statements and relevant pro forma adjustments included in the N-14 Registration Statement agree, in all material respects, with the underlying accounting records of the Acquired Fund(s) and Acquiring Fund, respectively, or to schedules prepared by officers of the Registrant or Wells Fargo Funds, having responsibility for financial and reporting matters;

          (2) the data used in the calculation of any expense ratios of the Acquired Fund appearing in the N-14 Registration Statement agree, in all material respects, with the underlying accounting records of the Acquired Fund, as appropriate, or with written estimates provided by officers of Registrant having responsibility for financial and reporting matters; and

          (3) the information relating to the Acquired Fund appearing in the N-14 Registration Statement that is expressed in dollars or percentages of dollars, if any, has been obtained from the accounting records of the Acquired Fund, or from schedules prepared by officers of Registrant having responsibility for financial and reporting matters and such information is in agreement, in all material respects, with such records or schedules or with computations made therefrom.

Wells Fargo Funds also shall have received a letter dated as of the Closing Date that KPMG has agreed the relevant unaudited pro forma financial statements and relevant pro forma adjustments, the expense ratios and other information expressed in dollars or percentages, as noted in clauses (1), (2) and (3) of this Section 8(l), with the N-14 Registration Statement filed as of the closing date.

     (m) Wells Fargo Funds shall have received a letter dated as of the effective date of the N-14 Registration Statement from KPMG addressed to Registrant and Wells Fargo Funds with respect to each Acquired Fund in a Shell Reorganization in form and substance reasonably satisfactory to Wells Fargo Funds to the effect that on the basis of limited procedures as reasonably agreed to by Wells Fargo Funds and described in such letter (but not an examination in accordance with generally accepted auditing standards):

          (1) the data used in the calculation of any expense ratio of the Acquired Fund appearing in the N-14 Registration Statement agree, in all material respects, with the underlying accounting records of the Acquired Fund, or with written estimates provided by officers of Registrant having responsibility for financial and reporting matters; and

          (2) the information relating to the Acquired Fund appearing in the N-14 Registration Statement that is expressed in dollars or percentages of dollars, if any, has been obtained from the accounting records of the Acquired Fund, or from schedules prepared by officers of Registrant having responsibility for financial and reporting matters and such information is in agreement, in all material respects, with such records or schedules or with computations made therefrom.

Wells Fargo Funds Registrant also shall have received a letter dated as of the Closing Date that KPMG has agreed the expense ratios and other information expressed in dollars or percentages, as noted in clauses (1) and (2) of this
Section 8(m), with the N-14 Registration Statement filed as of the closing date.

     (n) Except to the extent prohibited by Rule 19b-1 under the 1940 Act, prior to the Valuation Time, each Acquired Fund shall have declared a dividend or dividends, with a record date and ex-dividend date prior to the Valuation Time, which, together with all previous dividends, shall have the effect of distributing to the Acquired Fund shareholders all of such Acquired Fund's previously undistributed (i) "investment company taxable income" within the meaning of Section 852(b) of the Code (determined without regard to Section 852(b)(2)(D) of the Code), (ii) amounts constituting the excess of (A) the amount specified in Section 852(a)(1)(B)(i) of the Code over (B) the amount specified in Section 852(a)(1)(B)(ii) of the Code, and (iii) net capital gain (within the meaning of Section 1222(11) of the Code), if any, realized in taxable periods or years ending on or before the Effective Time.

     (o) Neither party shall have terminated this Plan with respect to the Reorganization pursuant to Section 11 of this Plan.

     (p) The Wells Fargo Funds shall have received an order of the SEC relieving the Wells Fargo Funds from the provision of Section 15(f) of the 1940 Act that would otherwise require the Wells Fargo Funds Board from the Effective Time to consist of at least 75% of members who are not "interested persons" of SCM or the investment adviser or sub-adviser to the Acquiring Fund as defined in the 1940 Act; or the Wells Fargo Funds Board shall be constituted in such a manner as to meet such 75% requirement.

     (q) The parties shall have received any necessary order of the SEC providing them with any relief from the 1940 Act as may be needed to permit the Reorganization.

     (r) Registrant shall have delivered to Wells Fargo Funds, or shall have made provision for delivery as promptly as practicable after the Effective Time of, a statement, accurate and complete in all material respects, of (i) assets of each Acquired Fund of Registrant, showing the tax basis of such assets for federal income tax purposes by lot and the holding periods of such assets for such purposes, as of the Valuation Time; and (ii) the capital loss carry forwards for each Acquired Fund for federal income tax purposes and the taxable year(s) of the Acquired Fund (or its predecessors) in which such capital losses were realized.

     (s) The transactions under the Purchase Agreement to be consummated on or before the Effective Time shall have been consummated.

     (t) All documents establishing and relating to the operation of the Successor Trust shall be reasonably satisfactory to Wells Fargo Funds and the Successor Trust shall have agreed to be bound by the terms of this Plan that are applicable to it.

9. TAX MATTERS. Except where otherwise required by law, the parties shall not take a position on any tax returns inconsistent with the treatment of each Reorganization for tax purposes as a "reorganization," within the meaning of Section 368(a) of the Code and each Acquiring Fund and the Corresponding Acquired Fund will comply with the record keeping and information filing requirements of Section 1.368-3 of the Treasury Regulation in accordance therewith.

10. SURVIVAL OF REPRESENTATIONS AND WARRANTIES. The representations and warranties of the parties hereto set forth in Sections 5 and 6 of this Plan or the certificates referred to in Sections 7(d)(1) and 8(d) of this Plan, and all rights and obligations in respect of any of these, shall terminate on the Closing Date.

11. TERMINATION OF PLAN. A majority of a party's Board may terminate this Plan with respect to any Acquiring Fund or the Acquired Fund prior to the applicable Reorganization, as appropriate if: (i) the party's conditions precedent set forth in Sections 7 or 8, as appropriate, are not satisfied on the Closing Date; or (ii) it becomes reasonably apparent to the party's Board that the other party will not be able to satisfy such conditions precedent on the Closing Date. In addition, a majority of a party's Board may terminate this Plan with respect to any Acquiring Fund or the Acquired Fund prior to the closing of the transaction under the Purchase Agreement, if the party's Board determines that the consummation of the Reorganization is not in the best interests of its shareholders and gives notice to the other party. The termination of this Plan with respect to an Acquiring Fund and its Corresponding Acquired Fund shall not affect the continued effectiveness of the Plan with respect to any other Acquiring Fund or Acquired Fund, nor shall it affect the rights or obligations of any party in respect of any breach of this Plan occurring prior to such termination.

12. GOVERNING LAW. This Plan and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the State of Delaware, except to the extent preempted by federal law, without regard to conflicts of law principles.

13. FINDERS FEES. Each party represents and warrants that there are no brokers or finders entitled to receive any payments from such party in connection with the transactions provided for in this Plan.

14. AMENDMENTS. The parties may, by mutual agreement in writing authorized by their respective Boards, amend this Plan with respect to the Reorganization at any time before or after the Acquired Fund's shareholders approve the Reorganization. However, after the Acquired Fund's shareholders approve the Reorganization, the parties may not amend this Plan in a manner that materially adversely affects the interests of the Acquired Fund's shareholders with respect to the Reorganization. This Section shall not preclude the parties from changing the Closing Date or the Effective Time of the Reorganization by mutual agreement.

15. WAIVERS. At any time on or prior to the Closing Date, any party may by written instrument signed by it (i) waive the effect of any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the agreements, covenants or conditions made for its benefit contained herein. However, after the Acquired Fund's shareholders approve the Reorganization, the Registrant may not grant any waiver that materiality adversely affects the interests of the Acquired Fund's shareholders with respect to the Reorganization. The parties agree that any waiver shall apply only to the particular inaccuracy or requirement for compliance waived, and not any other or future inaccuracy or lack of compliance.

16. INDEMNIFICATION. Wells Fargo Funds shall indemnify, defend and hold harmless Registrant, its officers, directors, trustees, employees and agents against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending claims or liabilities, whether or not resulting in any liability of Registrant, its officers, trustees, employees or agents, arising out of or based on (i) any untrue statement or alleged untrue statement of a material fact contained in any registration statement on Form N-1A for Wells Fargo Funds that is used in connection with the Reorganization or in the N-14 Registration Statement or any actual or alleged omission from any of the foregoing of any material fact required to be stated therein or necessary to make the statements therein not misleading, in each case, insofar as it relates to the Wells Fargo Funds or the Acquiring Fund or Acquiring Classes or (ii) any failure of the N-14 Registration Statement insofar as it relates to the Reorganization, or of any Wells Fargo Fund's registration statement on Form N-1A that is used in connection with the Reorganization, to comply as to form in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations thereunder.

17. COOPERATION AND FURTHER ASSURANCES. Each party will cooperate with the others in fulfilling its obligations under this Plan and will provide such information and documentation as is reasonably requested by another party in carrying out this Plan's terms. Each party will provide such further assurances concerning the performance of its obligations under this Plan and the consummation of the Reorganization as another party shall reasonably  request.  Each  party  shall  notify  the other  parties on and
     anytime   prior  to  the  Closing   Date  if  it  Knows  that  any  of  its
     representations or warranties in Section 5 or 6, as applicable, are no longer true and correct. Each party will take all reasonable actions to seek to ensure that each person intended to issue an opinion, letter or memorandum contemplated by this Plan can issue that opinion, letter or memorandum.

18. UPDATING OF N-14 REGISTRATION STATEMENT. If at any time prior to the Effective Time of a Reorganization a party becomes aware of any untrue statement of material fact in the N-14 Registration Statement or of an omission to state a material fact required to be stated therein or necessary to make the statements made therein not misleading in light of the circumstances under which they were made, the party discovering the item shall notify the other parties and the parties shall cooperate in promptly preparing, filing and clearing with the SEC and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item.

19. LIMITATION ON LIABILITIES. The obligations of Registrant and Wells Fargo Funds shall not bind any of the trustees, directors, shareholders, nominees, officers, agents, or employees of Registrant or Wells Fargo Funds personally, but shall bind only the assets and property of the Acquiring Funds or the Acquired Funds, as appropriate. The execution and delivery of this Plan by the parties' officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the assets and the property of the Acquiring Funds or the Acquired Funds, as appropriate.

20. NOTICES. Any notice, report, statement, certificate or demand required or permitted by any provision of this Plan shall be in writing and shall be sent by a reputable overnight express carrier, or by registered or certified mail, postage prepaid, addressed as follows or to such other address of which the parties may have given notice:

               For the Acquired Funds:
               Strong Funds
               100 Heritage Reserve
               Menomonee Falls, WI 53051
               Attn.: Legal Department

     With a copy (which will not constitute notice) sent at the same time and by the same means to:

               Carol A. Gehl
               Godfrey & Kahn, S.C.
               780 North Water Street
               Milwaukee, Wisconsin 53202-3590

               and

               Brian Keeler
               Bingham McCutchen LLP
               150 Federal Street
               Boston, Massachusetts 02110

               For SCM:
               Strong Capital Management, Inc.
               100 Heritage Reserve
               Menomonee Falls, WI 53051
               Attn.: Legal Department

     With a copy (which will not constitute notice) sent at the same time and by the same means to:

               Carol A. Gehl
               Godfrey & Kahn, S.C.
               780 North Water Street
               Milwaukee, Wisconsin 53202-3590

               For Wells Fargo Funds or WFFM:
               Karla M. Rabusch, President
               Wells Fargo Funds Trust
               Wells Fargo Funds Management, LLC
               525 Market Street, 12th Floor
               San Francisco, CA 94105


     With a copy (which will not constitute notice) sent at the same time and by the same means to:

               C. David Messman, Secretary
               Wells Fargo Funds Trust
               Wells Fargo Funds Management, LLC
               25 Market Street, 12th Floor
               San Francisco, CA 94105


21. EXPENSES. Each party hereto acknowledges that all expenses incurred by it in connection with the Reorganization and with this Plan, whether or not the Reorganization is consummated, shall be borne by WFFM or an affiliate thereof in the case of Wells Fargo Funds and its affiliates, and SCM or an affiliate thereof in the case of Registrant and its affiliates in the manner previously agreed in writing by and between WFFM and SCM.

22. GENERAL. This Plan supersedes all prior agreements among or between the parties (written or oral) with respect to the subject matter hereof, and is intended as a complete and exclusive statement of the terms of the agreement between the parties with respect to the subject matter hereof and may not be changed or terminated orally. The parties may execute this Plan in counterparts, which shall be considered one and the same agreement, and shall become effective when the counterparts have been executed by and delivered to all the parties. The headings contained in this Plan are for reference only and shall not affect in any way the meaning or interpretation of this Plan. Nothing in this Plan, expressed or implied, confers upon any other person any rights or remedies under or by reason of this Plan except that (i) persons entitled to indemnification under Section 16 are intended third party beneficiaries of such Section 16; (ii) the directors and the president, respectively, of an Acquired Fund are intended third party beneficiaries of the obligations assumed by the Acquiring Fund to indemnify, advance funds to, defend, contribute to the liability of, and/or hold harmless any director or the president of the Acquired Fund under or pursuant to any contract or such Acquired Fund's constituent documents, in each case as in effect on or prior to the date of this Plan, except those relating to or resulting from the Specified Rights and Obligations; and (iii) after dissolution of the Successor Trust, the directors of the Acquired Funds immediately preceding the Closing Date may take any necessary action to enforce the obligations of Wells Fargo Funds and the Acquired Funds under Section 3(b); provided however, that in the case of the foregoing clauses (i) and (ii), such directors or president must make any claims they may have under insurance policies or against SCM (and which are not then legally barred from being made, as for example by the automatic stay applicable with respect to debtors in bankruptcy proceedings) prior to or contemporaneously with seeking any payment or advancement of funds from an Acquiring Fund and shall permit the Acquiring Fund to participate in any discussions with the applicable insurer and/or SCM in the event such insurer or SCM disputes the insurance coverage or indemnification; provided, that upon making any such claim against the relevant insurer or SCM, as the case may be, any obligations of the Acquiring Funds hereunder to the asserting director or president shall not be subject to any delay by reason of the pendency of any dispute. Upon any payment to a director or president pursuant to clauses (i) or (ii) above and the indefeasible payment in full of such director's or the president's liability that is the subject of such indemnification payment, the Acquiring Funds shall be subrogated to the rights of such director or president pursuant to any applicable insurance or any indemnification obligation of SCM to the extent of the amounts paid by the Acquiring Fund pursuant to such clauses (i) and (ii). For purposes of the foregoing, "making a claim" means giving appropriate written notice of the claim to the party against whom it is asserted. No party may assign or transfer any right or obligation under this Plan without the written consent of the other parties (except that the rights of the directors and president of the Acquired Funds will be transferable pursuant to the laws of descent and distribution), except that from and after the Effective Time, Registrant may assign its rights and obligations under and in respect of this Plan to the Successor Trust.

     IN WITNESS WHEREOF, the parties hereto have caused their duly authorized officers designated below to execute this Plan as of the date first written above.


-------------------------------------------------------- -----------------------
                                                             WELLS FARGO  FUNDS,
                                                             and  on  behalf  of
                                                             the series Funds of
                                                             each    listed   on
                                                             Schedule A:

                                                         WELLS FARGO FUNDS TRUST
ATTEST:                                               WELLS FARGO VARIABLE TRUST

_________________________
Name:  C. David Messman                                _________________________
Title  Secretary                                         Name:  Karla M. Rabusch
                                                        Title:  President

-------------------------------------------------------- -----------------------
                                                             REGISTRANTS, and on
                                                             behalf    of    the
                                                             series  Fund(s)  of
                                                             each    listed   on
                                                             Schedule A:

                                                     STRONG ADVANTAGE FUND, INC.
                                                  STRONG ASIA PACIFIC FUND, INC.
                                                      STRONG BALANCED FUND, INC.
                                                  STRONG COMMON STOCK FUND, INC.
                                          STRONG CONSERVATIVE EQUITY FUNDS, INC.
                                                STRONG CORPORATE BOND FUND, INC.
                                                     STRONG DISCOVERY FUND, INC.
                                                       STRONG EQUITY FUNDS, INC.
                                                    STRONG EQUITY FUNDS II, INC.
                                         STRONG GOVERNMENT SECURITIES FUND, INC.
                                            STRONG HERITAGE RESERVE SERIES, INC.
                                                       STRONG INCOME FUNDS, INC.
                                                    STRONG INCOME FUNDS II, INC.
                                         STRONG INTERNATIONAL EQUITY FUNDS, INC.
                                              STRONG LARGE CAP GROWTH FUND, INC.
                                                  STRONG LIFE STAGE SERIES, INC.
                                                  STRONG MONEY MARKET FUND, INC.
                                                STRONG MUNICIPAL BOND FUND, INC.
                                                    STRONG MUNICIPAL FUNDS, INC.
                                                   STRONG OPPORTUNITY FUND, INC.
                                                STRONG OPPORTUNITY FUND II, INC.
                                               STRONG SHORT-TERM BOND FUND, INC.
                                        STRONG SHORT-TERM GLOBAL BOND FUND, INC.
                                     STRONG SHORT-TERM MUNICIPAL BOND FUND, INC.
                                           STRONG VARIABLE INSURANCE FUNDS, INC.
                                                    each a Wisconsin corporation

                                                             and

                                                             STRONG INCOME TRUST
                                                      a Delaware statutory trust



                                                       _________________________
                                                        Name:  Thomas M. Zoeller
                                                        Title: Vice President





ATTEST:



_________________________
Name:  Gilbert L. Southwell, III
Title:   Secretary

----------------------------------- --------------------------------------------

                                               WELLS FARGO FUNDS MANAGEMENT, LLC
ATTEST:                             (a party to this Plan as to Section 21 only)

                                                       _________________________
                                                       Name:  Andrew Owen
_________________________                              Title  President
Name:  C. David Messman
Title  Secretary
----------------------------------- --------------------------------------------
ATTEST:                                          STRONG CAPITAL MANAGEMENT, INC.
                                    (a party to this Plan as to Section 21 only)

                                               _________________________________
_________________________                      Name:  Thomas M. Zoeller
Name:  Gilbert L. Southwell, III               Title:   Executive Vice President
Title:   Secretary

----------------------------------- --------------------------------------------

           EXHIBIT G - FORM OF INTERIM INVESTMENT ADVISORY AGREEMENT


                                 FORM OF INTERIM
                          INVESTMENT ADVISORY AGREEMENT


     This AGREEMENT is made as of this [____] day of [__________], between [STRONG ENTITY] (the "[Corporation/Trust]"), a [corporation/trust] organized under the laws of the State of [Wisconsin/Delaware] with its principal place of business at 100 Heritage Reserve, Menomonee Falls, WI 53051, and Wells Fargo Funds Management, LLC (the "Adviser"), a limited liability company organized under the laws of the State of Delaware with its principal place of business at 525 Market Street, 12th Floor, San Francisco, California, 94105.

     WHEREAS, the [Corporation/Trust] is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company and is authorized to issue shares (as defined in the [Corporation/Trust]'s [Articles of Incorporation/Trust Instrument], as amended and supplemented from time to time), in separate classes and series; and

     WHEREAS, the [Corporation/Trust] desires that the Adviser provide investment advisory services to each class and series of the [Corporation/Trust] listed on Schedule A hereto as such Schedule may be amended or supplemented from time to time by mutual agreement (each a "Fund" and collectively the "Funds"), and the Adviser is willing to provide those services on the terms and conditions set forth in this Agreement;

     NOW THEREFORE, the [Corporation/Trust] and the Adviser agree as follows:

     SECTION 1. APPOINTMENT OF THE ADVISER. The [Corporation/Trust] is engaged in the business of investing and reinvesting its assets in securities of the type and in accordance with the limitations specified in its[Articles of Incorporation/Trust Instrument], as amended and supplemented from time to time, By-Laws (if any) and Registration Statement filed with the Securities and Exchange Commission (the "Commission") under the 1940 Act and the Securities Act of 1933 (the "Securities Act"), including any representations made in the prospectus and statement of additional information relating to the Funds contained therein and as may be amended or supplemented from time to time, all in such manner and to such extent as may from time to time be authorized by the [Corporation/Trust]'s Board of [Directors] (the "Board"). The Board is authorized to issue any unissued shares in any number of additional classes or series.

         The investment authority granted to the Adviser shall include the authority to exercise whatever powers the [Corporation/Trust] may possess with respect to any of its assets held by the Funds, including, but not limited to, the power to exercise rights, options, warrants, conversion privileges, redemption privileges, and to tender securities pursuant to a tender offer, and participate in class actions and other legal proceedings on behalf of the Funds.

     The [Corporation/Trust] hereby employs Adviser, subject to the direction and control of the Board, to manage the investment and reinvestment of the assets in the Funds and, without limiting the generality of the foregoing, to provide the other services specified in Section 2 hereof.

     SECTION 2.  DUTIES OF THE ADVISER.

     (a) The Adviser  shall make  decisions  with respect to all  purchases  and sales of securities and other investment assets for the Funds. Among other things, the Adviser shall make all decisions with respect to the allocation of the Fund's investments in various securities or other assets, in investment styles and, if applicable, in other investment companies or pooled vehicles in which a Fund may invest. To carry out such decisions, the Adviser is hereby authorized, as agent and attorney-in-fact for the [Corporation/Trust], for the account of, at the risk of and in the name of the [Corporation/Trust], to place orders and issue instructions with respect to those transactions of the Funds. In all purchases, sales and other transactions in securities for the Funds, the Adviser is authorized to exercise full discretion and act for the [Corporation/Trust] in the same manner and with the same force and effect as the [Corporation/Trust] might or could do with respect to such purchases, sales or other transactions, as well as with respect to all other things necessary or incidental to the furtherance or conduct of such purchases, sales or other transactions.

     (b) The Adviser will report to the Board at each regular meeting thereof regarding the investment performance of the Funds since the prior report, and will also keep the Board informed of important developments affecting the [Corporation/Trust], each Fund and the Adviser, and on its own initiative will furnish the Board from time to time with such information as the Adviser may believe appropriate, whether concerning the individual companies whose securities are held by a Fund, the industries in which they engage, or the economic, social or political conditions prevailing in each country in which a Fund maintains investments. The Adviser will also furnish the Board with such statistical and analytical information with respect to securities in the Funds as the Adviser may believe appropriate or as the Board reasonably may request.

         The Adviser shall promptly notify the [Corporation/Trust] of (i) any changes regarding the Adviser that would impact disclosure in the [Corporation/Trust]'s Registration Statement, or (ii) any material violation of any requirement, provision, policy or restriction that the Adviser is required to comply with under Section 6 of this Agreement. The Adviser shall immediately notify the [Corporation/Trust] of any legal process served upon it in connection with its activities hereunder, including any legal process served upon it on behalf of the Funds or the [Corporation/Trust].

     (c) The Adviser will from time to time employ or sub-contract the services to certain persons as the Adviser believes to be appropriate or necessary to assist in the execution of the Adviser's duties hereunder; provided, however, that the employment or sub-contracting with any such person shall not relieve the Adviser of its responsibilities or liabilities hereunder and provided further that the Adviser shall not have the authority to sub-contract advisory responsibilities without the consent of the [Corporation/Trust]. The cost of performance of such duties will be borne and paid by the Adviser. No obligation may be imposed on the [Corporation/Trust] in any such respect.

         The Adviser shall supervise and monitor the activities of its representatives, personnel, sub-contractors, and agents in connection with the execution of its duties and obligations hereunder. The appropriate personnel of the Adviser will be made available to consult with the Board at reasonable times and upon reasonable notice concerning the business of the [Corporation/Trust].

     (d) The Adviser shall maintain records relating to portfolio transactions and the placing and allocation of brokerage orders as are required to be maintained by the [Corporation/Trust] under the 1940 Act. The Adviser shall prepare and maintain, or cause to be prepared and maintained, in such form, for such periods and in such locations as may be required by applicable law, all documents and records relating to the services provided by the Adviser pursuant to this Agreement required to be prepared and maintained by the [Corporation/Trust] pursuant to the rules and regulations of any national, state, or local government entity with jurisdiction over the [Corporation/Trust], including the Commission and the Internal Revenue Service. The books and records pertaining to the [Corporation/Trust] which are in possession of the Adviser shall be the property of the [Corporation/Trust]. The [Corporation/Trust], or the [Corporation/Trust]'s authorized representatives, shall have access to such books and records at all times during the Adviser's normal business hours. Upon the reasonable request of the [Corporation/Trust], copies of any such books and records shall be provided promptly by the Adviser to the [Corporation/Trust] or the [Corporation/Trust]'s authorized representatives.

         (e) The Adviser shall (i) provide for use by the [Corporation/Trust], at the Adviser's expense, office space and all necessary office facilities, equipment and personnel for servicing the investments of each Portfolio, (ii) pay the salaries and fees of all officers and directors of the [Corporation/Trust] who are "interested persons" of the Adviser as such term is defined under the 1940 Act, and (iii) pay for all clerical services relating to research, statistical, and investment work.

         SECTION   3.    DELIVERY   OF   DOCUMENTS    TO   THE   ADVISER.    The
[Corporation/Trust] has furnished the Adviser with true, correct and complete copies of the following documents:

(a) The [Articles of Incorporation/Trust Instrument], as in effect on the date hereof; (b) The Registration Statement filed with the Commission under the 1940 Act and the Securities Act; and (c) Written guidelines, policies and procedures adopted by the [Corporation/Trust].

              The [Corporation/Trust] will furnish the Adviser with all future amendments and supplements to the foregoing as soon as practicable after such documents become available. The [Corporation/Trust] shall furnish the Adviser with any further documents, materials or information that the Adviser may reasonably request in connection with the performance of its duties hereunder.


     SECTION 4. DELEGATION OF RESPONSIBILITIES. The Adviser may carry out any of its obligations under this Agreement by employing, subject to supervision by the Adviser, one or more Sub-Adviser(s) who are registered as investment advisers pursuant to the Investment Advisers Act of 1940 ("Sub-Advisers"). Each Sub-Adviser's employment will be evidenced by a separate written agreement approved by the Board and, if required under the 1940 Act, by the shareholders of the Fund (unless the Commission or its staff has given authorization or issued an interpretation dispensing with the requirement of shareholder approval). The Adviser shall not be liable hereunder for any act or omission of any Sub-Adviser, except for failure to exercise good faith in the employment of the Sub-Adviser and for failure to exercise appropriate supervision of such Sub-Adviser, and as may otherwise be agreed in writing. The Adviser shall be solely responsible for compensating any Sub-Adviser for services rendered under any Sub-Advisory Agreement. The Adviser may, from time to time and at any time, terminate any Sub-Adviser and reassume the responsibilities assigned to such Sub-Adviser with respect to any Fund without obtaining the approval of the shareholders of the Fund.

     SECTION 5. CONTROL BY BOARD. Any investment activities undertaken by the Adviser pursuant to this Agreement, as well as any other activities undertaken by the Adviser on behalf of the Funds, shall at all times be subject to the direction and control of the Board.

         SECTION 6. COMPLIANCE WITH APPLICABLE REQUIREMENTS. In carrying out its obligations under this Agreement, the Adviser shall at all times comply with:

               (a) all applicable provisions of the 1940 Act, and any rules and regulations adopted thereunder;


                  (b) the Registration Statement of the [Corporation/Trust], as it may be amended from time to time, filed with the Commission under the Securities Act and the 1940 Act;

                  (c) the provisions of the [Articles of Incorporation/Trust Instrument] of the [Corporation/Trust], as it may be amended from time to time;

                    (d) the provisions of the Internal Revenue Code of 1986, as amended, applicable to the [Corporation/Trust] or the Funds, and any rules and regulations adopted thereunder; and

                  (e)any other applicable provisions of state or federal law, and any rules and regulations adopted thereunder.

                    SECTION 7. PROXIES. The Adviser shall have responsibility to vote proxies solicited with respect to issuers of securities in which assets of the Funds are invested in accordance with the [Corporation/Trust]'s policies on proxy voting.

     SECTION 8. BROKER-DEALER RELATIONSHIPS. In connection with the purchase and sale of securities for the Funds, the Adviser is responsible for broker-dealer selection and negotiation of brokerage commission rates. The Adviser's primary consideration in effecting a security transaction will be to obtain the best execution and price. In selecting a broker-dealer to execute each particular transaction for a Fund, the Adviser will consider among other things: the best net price available, the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the Fund on a continuing basis. Accordingly, the price to the Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies as the Board may from time to time determine, the Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of having caused a Fund to pay a broker or dealer that provides brokerage and research services to the Adviser an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Adviser with respect to the Fund and to other clients of the Adviser. The Adviser is further authorized to allocate the orders placed by it on behalf of the Funds to brokers and dealers who also provide brokerage and research services within the meaning of Section 28(e) of the Securities Exchange Act of 1934 and in compliance therewith. Such allocation shall be in such amounts and proportions as the Adviser shall determine and the Adviser will report on said allocations regularly to the Board, indicating the brokers to whom such allocations have been made and the basis therefore.

     SECTION 9. EXPENSES. All of the ordinary business expenses incurred in the operations of the Funds and the offering of their shares shall be borne by the Funds unless specifically provided otherwise in this Agreement. The expenses borne by the Funds include, but are not limited to, banking, brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer agent and shareholder service agent costs, expense of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to directors and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Funds in connection with membership in investment company organizations and the cost of printing copies of prospectuses and statements of additional information distributed to the Fund's shareholders.

     The Adviser shall pay its own expenses in connection with the services to be provided by it pursuant to this Agreement.

         SECTION 10. COMPENSATION. As compensation for the advisory services provided under this Agreement, the [Corporation/Trust] shall pay the Adviser fees, payable daily or less frequently as agreed by the [Corporation/Trust] and the Adviser, at the annual rates indicated on Schedule A hereto, as such Schedule may be amended or supplemented from time to time.

         SECTION 11. STANDARD OF CARE. The [Corporation/Trust] will expect of the Adviser, and the Adviser will give the [Corporation/Trust] the benefit of, the Adviser's best judgment and efforts in rendering its services to the [Corporation/Trust], and the Adviser shall not be liable hereunder for any mistake in judgment. In the absence of willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties hereunder on the part of the Adviser or any of its officers, directors, employees or agents, the Adviser shall not be subject to liability to the [Corporation/Trust] or to any shareholders of the [Corporation/Trust] for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

         SECTION 12. NON-EXCLUSIVITY. The services of the Adviser to the Funds are not to be deemed to be exclusive, and the Adviser shall be free to render investment advisory or other services to others (including other investment companies) and to engage in other activities. It is understood and agreed that officers or directors of the Adviser may serve as officers and [Directors] of the [Corporation/Trust], and that officers or [Directors] of the [Corporation/Trust] may serve as officers or directors of the Adviser, to the extent that such services may be permitted by law, and that the officers and directors of the Adviser are not prohibited from engaging in any other business activity or from rendering services to any other person, or from serving as partners, officers, directors or trustees of any other firm or trust, including other investment advisory companies.

         SECTION 13. RECORDS. The Adviser shall, with respect to orders the Adviser places for the purchase and sale of portfolio securities of the Funds, maintain or arrange for the maintenance of the documents and records required pursuant to Rule 31a-1 under the 1940 Act as well as such records as the Fund's administrator reasonably requests to be maintained, including, but not limited to, trade tickets and confirmations for portfolio trades. All such records shall be maintained in a form acceptable to the [Corporation/Trust] and in compliance with the provisions of Rule 31a-1 or any successor rule. All such records will be the property of the [Corporation/Trust] and will be made available for inspection and use by the [Corporation/Trust] and its authorized representatives.

         SECTION 14. TERM AND APPROVAL. This Agreement shall become effective with respect to a Fund after approved in accordance with the requirements of the 1940 Act, and executed by the Adviser and the [Corporation/Trust], and shall continue for two years, and thereafter from year to year provided that the continuation of the Agreement is specifically approved in accordance with the requirements of the 1940 Act, which currently requires that the continuation be approved at least annually:

     (a) by the Board, or by the vote of "a majority of the outstanding voting securities" of the Fund (as defined in Section 2(a)(42) of the 1940 Act), and


     (b) by the affirmative vote of a majority of the [Corporation/Trust]'s [Directors] who are not parties to this Agreement or "interested persons" (as defined in the 1940 Act) of a party to this Agreement (other than as [Directors] of the [Corporation/Trust]), by votes cast in person at a meeting specifically called for such purpose.


         SECTION 15. TERMINATION. As required under the 1940 Act, this Agreement may be terminated with respect to a Fund at any time, without the payment of any penalty, by vote of the Board or by vote of a majority of a Fund's outstanding voting securities, or by the Adviser, on sixty (60) days' written notice to the other party. The notice provided for herein may be waived by the party entitled to receipt thereof. This Agreement shall automatically terminate in the event of its assignment, the term "assignment" for purposes of this paragraph having the meaning defined in Section 2(a)(4) of the 1940 Act, as it may be interpreted by the Commission or its staff in interpretive releases, or by the Commission staff in no-action letters issued under the 1940 Act.

           This Agreement may also be terminated immediately by the [Corporation/Trust] or the Adviser in the event that either party (i) breaches a material term of this Agreement; or (ii) commits a material violation of any governing law or regulation; or (iii) engages in conduct that would have a material adverse effect upon the reputation or business prospects of such other party.


         SECTION 16. INDEMNIFICATION BY THE ADVISER. The [Corporation/Trust] shall not be responsible for, and the Adviser shall indemnify and hold the [Corporation/Trust] or any Fund harmless from and against, any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to the willful misfeasance, bad faith, negligent acts or reckless disregard of obligations or duties on the part of the Adviser or any of its officers, directors, employees or agents.

         SECTION 17. INDEMNIFICATION BY THE [CORPORATION/TRUST]. In the absence of willful misfeasance, bad faith, negligence or reckless disregard of duties hereunder on the part of the Adviser or any of its officers, directors, employees or agents, the [Corporation/Trust] on behalf of the Funds hereby agrees to indemnify and hold harmless the Adviser against all claims, actions, suits or proceedings at law or in equity whether brought by a private party or a governmental department, commission, board, bureau, agency or instrumentality of any kind, arising from the advertising, solicitation, sale, purchase or pledge of securities, whether of the Funds or other securities, undertaken by the Funds, their officers, directors, employees or affiliates, resulting from any violations of the securities laws, rules, regulations, statutes and codes, whether federal or of any state, by the Funds, their officers, directors, employees or affiliates.

         SECTION 18. NOTICES. Any notices under this Agreement shall be in writing, addressed and delivered or mailed postage paid to the other party at such address as such other party may designate for the receipt of such notice. Until further notice to the other party, it is agreed that the address of the [Corporation/Trust] shall be 100 Heritage Reserve, Menomonee Falls, WI 53051.

         SECTION 19. QUESTIONS OF INTERPRETATION. Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the 1940 Act shall be resolved by reference to such terms or provision of the 1940 Act and to interpretations thereof, if any, by the United States Courts or in the absence of any controlling decision of any such court, by rules, regulations or orders of the Commission, interpretations of the Commission or its staff, or Commission staff no-action letters, issued pursuant to the 1940 Act. In addition, where the effect of a requirement of the 1940 Act reflected in any provision of this Agreement is revised by rule, regulation or order of the Commission, such provision shall be deemed to incorporate the effect of such rule, regulation or order. The duties and obligations of the parties under this Agreement shall be governed by and construed in accordance with the laws of the State of Delaware to the extent that state law is not preempted by the provisions of any law of the United States heretofore or hereafter enacted.

         SECTION 20. AMENDMENT OF THIS AGREEMENT. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought. If shareholder approval of an amendment is required under the 1940 Act, no such amendment shall become effective until approved by a vote of the majority of the outstanding shares of the affected Funds. Otherwise, a written amendment of this Agreement is effective upon the approval of the Board and the Adviser.

         SECTION 21. RISK ACKNOWLEDGEMENT. The Adviser does not guarantee the future performance of the Funds or any specific level of performance, the success of any investment decision or strategy that the Adviser may use, or the success of the Adviser's overall management of the Funds. The [Corporation/Trust] understands that investment decisions made for the Funds by the Adviser are subject to various market, currency, economic and business risks, and that those investment decisions will not always be profitable. The Adviser will manage only the securities, cash and other investments for which management responsibility is delegated to it and which are held in the Fund's account(s) and, in making investment decisions for the Funds, the Adviser will not consider any other securities, cash or other investments owned by the [Corporation/Trust].

           IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed in duplicate by their respective officers on the day and year first written above.

                                               [STRONG ENTITY]
                                               on behalf of the Funds


                                               By:     ________________________




                        WELLS FARGO FUNDS MANAGEMENT, LLC


                          By: ________________________



                      INTERIM INVESTMENT ADVISORY AGREEMENT

                                   SCHEDULE A

                 ------------------------------------------------------------------ ---------------
                                                                                     FEE AS % OF
                 STRONG FUNDS                                                         AVG. DAILY
                                                                                      NET ASSET
                                                                                        VALUE
                 ------------------------------------------------------------------ ---------------


                 ------------------------------------------------------------------ ---------------

         The foregoing fee schedule is agreed to as of [___________] and shall remain in effect until changed in writing by the parties.


                                               [STRONG ENTITY]


                           By:
                            --------------------------------------------------




                        WELLS FARGO FUNDS MANAGEMENT, LLC



                                                   BY:

         EXHIBIT H - FORM OF INTERIM INVESTMENT SUB-ADVISORY AGREEMENT


                                 FORM OF INTERIM
                        INVESTMENT SUB-ADVISORY AGREEMENT
          AMONG [STRONG ENTITY], WELLS FARGO FUNDS MANAGEMENT, LLC AND
                      WELLS CAPITAL MANAGEMENT INCORPORATED


         This AGREEMENT is made as of this [____] day of [__________], between [Strong Entity] (the "[Corporation/Trust]"), Wells Fargo Funds Management, LLC (the "Adviser"), a limited liability company organized under the laws of the State of Delaware with its principal place of business at 525 Market Street, 12th Floor, San Francisco, California 94163, and Wells Capital Management Incorporated, a corporation organized under the laws of the State of California, with its principal place of business at 525 Market Street, 12th Floor, San Francisco, California 94163 (the "Sub-Adviser").

     WHEREAS, the Adviser desires that the Sub-Adviser perform investment advisory services for each of the series (each a "Fund" and collectively the "Funds") of the corporations/trusts (each a ["Corporation/Trust"]) listed in Appendix A hereto as it may be amended from time to time, and the Sub-Adviser is willing to perform those services on the terms and conditions set forth in this Agreement;

     NOW THEREFORE, the [CORPORATION/TRUST], the Adviser and Sub-Adviser agree as follows:

     SECTION 1. THE [CORPORATION/TRUST]; DELIVERY OF DOCUMENTS. The [Corporation/Trust] is engaged in the business of investing and reinvesting its assets in securities of the type and in accordance with the limitations specified in its [Articles of Incorporations/Trust Instrument], as amended or supplemented from time to time, By-Laws (if any) and Registration Statement filed with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940, as amended (the "1940 Act") and the Securities Act of 1933 (the "Securities Act"), including any representations made in the prospectus and statement of additional information relating to the Funds contained therein and as may be supplemented from time to time, all in such manner and to such extent as may from time to time be authorized by the [Corporation's/Trust's] Board of [Directors] (the "Board"). The Board is authorized to issue any unissued shares in any number of additional classes or series. The Adviser has delivered copies of the documents listed in this Section to the Sub-Adviser and will from time to time furnish the Sub-Adviser with any amendments thereof.

     SECTION 2. APPOINTMENT OF SUB-ADVISER. Subject to the direction and control of the Board, the Adviser manages the investment and reinvestment of the assets of the Funds and provides for certain management and services as specified in the Interim Investment Advisory Agreement between the Trust and the Adviser with respect to the Funds.

     Subject to the direction and control of the Board, the Sub-Adviser shall manage the investment and reinvestment of the assets of the Funds, and without limiting the generality of the foregoing, shall provide the management and other services specified below, all in such manner and to such extent as may be directed from time to time by the Adviser.

     SECTION 3.  DUTIES OF THE SUB-ADVISER.

     (a) The Sub-Adviser shall make decisions with respect to all purchases and sales of securities and other investment assets for the Funds. To carry out such decisions, the Sub-Adviser is hereby authorized, as agent and attorney-in-fact for the [CORPORATION/TRUST], for the account of, at the risk of and in the name of the [CORPORATION/TRUST], to place orders and issue instructions with respect to those transactions of the Funds. In all purchases, sales and other transactions in securities for the Funds, the Sub-Adviser is authorized to exercise full discretion and act for the [CORPORATION/TRUST] in the same manner and with the same force and effect as the [CORPORATION/TRUST] might or could do with respect to such purchases, sales or other transactions, as well as with respect to all other things necessary or incidental to the furtherance or conduct of such purchases, sales or other transactions.

     (b) The Sub-Adviser will report to the Board at each regular meeting thereof all material changes in the Funds since the prior report, and will also keep the Board informed of important developments affecting the [CORPORATION/TRUST], the Funds and the Sub-Adviser, and on its own initiative will furnish the Board from time to time with such information as the Sub-Adviser may believe appropriate, whether concerning the individual companies whose securities are held by a Fund, the industries in which they engage, or the economic, social or political conditions prevailing in each country in which the Fund maintains investments. The Sub-Adviser will also furnish the Board with such statistical and analytical information with respect to securities in the Funds as the Sub-Adviser may believe appropriate or as the Board reasonably may request. In making purchases and sales of securities for the Funds, the Sub-Adviser will comply with the policies set from time to time by the Board as well as the limitations imposed by the [CORPORATION'S/TRUST'S] [ARTICLES OF INCORPORATION/TRUST INSTRUMENT], as amended from time to time, By-Laws (if any), Registration Statement under the 1940 Act and the Securities Act, the limitations in the 1940 Act and in the Internal Revenue Code of 1986, as amended applicable to the [CORPORATION/TRUST] and the investment objectives, policies and restrictions of the Funds.

     (c) The Sub-Adviser may from time to time employ or associate with such persons as the Sub-Adviser believes to be appropriate or necessary to assist in the execution of the Sub-Adviser's duties hereunder, the cost of performance of such duties to be borne and paid by the Sub-Adviser. No obligation may be imposed on the [Corporation/Trust] in any such respect.

     (d) The Sub-Adviser shall maintain records relating to portfolio transactions and the placing and allocation of brokerage orders as are required to be maintained by the [Corporation/Trust] under the 1940 Act. The Sub-Adviser shall prepare and maintain, or cause to be prepared and maintained, in such form, for such periods and in such locations as may be required by applicable law, all documents and records relating to the services provided by the Sub-Adviser pursuant to this Agreement required to be prepared and maintained by the [Corporation/Trust] pursuant to the rules and regulations of any national, state, or local government entity with jurisdiction over the [Corporation/Trust], including the Securities and Exchange Commission and the Internal Revenue Service. The books and records pertaining to the [Corporation/Trust] that are in possession of the Sub-Adviser shall be the property of the [Corporation/Trust]. The [Corporation/Trust], or the [Corporation's/Trust's] authorized representatives (including the Adviser), shall have access to such books and records at all times during the
Sub-Adviser's normal business hours. Upon the reasonable request of the [Corporation/Trust], copies of any such books and records shall be provided promptly by the Sub-Adviser to the [Corporation/Trust] or the [Corporation's/Trust's] authorized representatives.

     (e) Unless the Sub-Adviser directs otherwise, the Sub-Adviser directs the Adviser to vote, in accordance with the Adviser's Proxy Voting Policies, such proxies as may be necessary or advisable in connection with any matters submitted to a vote of shareholders of securities held by the Funds.

      SECTION 4. CONTROL BY BOARD. As is the case with respect to the Adviser under the Interim Investment Advisory AGREEMENT, any investment activities undertaken by the Sub-Adviser pursuant to this Agreement, as well as any other activities undertaken by the Sub-Adviser on behalf of the Funds, shall at all times be subject to the direction and control of the Board.

      SECTION 5. COMPLIANCE WITH APPLICABLE REQUIREMENTS. In carrying out its obligations under this Agreement, the Sub-Adviser shall at all times comply with:

         (a) all applicable provisions of the 1940 Act, and any rules and regulations adopted thereunder;

         (b) the provisions of the registration statement of the Fund, as it may be amended or supplemented from time to time, under the Securities Act and the 1940 Act;

         (c)      the   provisions  of  the  [Articles  of   Incorporation/Trust
                  Instrument] of the [Corporation/Trust], as it may be amended or supplemented from time to time;

         (d) the provisions of any By-laws of the [Corporation/Trust], if adopted and as it may be amended from time to time, or resolutions of the Board as may be adopted from time to time;

         (e) the provisions of the Internal Revenue Code of 1986, as amended, applicable to the [Corporation/Trust] or the Funds;

         (f)      any other applicable provisions of state or federal law; and

         (g) any code of ethics adopted by the Sub-Adviser, which must comply with Rule 17j-1 under the 1940 Act, as it may be amended from time to time, and any broadly accepted industry practices, if requested by the [Corporation/Trust] or the Adviser.

     SECTION 6. BROKER-DEALER RELATIONSHIPS. The Sub-Adviser is responsible for the purchase and sale of securities for the Funds, broker-dealer selection, and negotiation of brokerage commission rates. The Sub-Adviser's primary consideration in effecting a security transaction will be to obtain the best execution and price. In selecting a broker-dealer to execute each particular transaction for a Fund, the Sub-Adviser will take the following into consideration: the best net price available, the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the Fund on a continuing basis. Accordingly, the price to the Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies as the Board may from time to time determine, the Sub-Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of having caused a Fund to pay a broker or dealer that provides brokerage and research services to the Sub-Adviser an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Sub-Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Sub-Adviser with respect to the Fund and to other clients of the Sub-Adviser. The Sub-Adviser is further authorized to allocate the orders placed by it on behalf of the Funds to brokers and dealers who also provide research or statistical material, or other services to the Funds or to the Sub-Adviser. Such allocation shall be in such amounts and proportions as the Sub-Adviser shall determine and the Sub-Adviser will report on said allocations regularly to the Board indicating the brokers to whom such allocations have been made and the basis therefor.

     SECTION 7. EXPENSES OF THE FUND. All of the ordinary business expenses incurred in the operations of the Funds and the offering of their shares shall be borne by the Funds unless specifically provided otherwise in this Agreement. These expenses borne by the Funds include, but are not limited to, banking, brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer agent and shareholder service agent costs, expense of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to [directors] and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Funds in connection with membership in investment company organizations and the cost of printing copies of prospectuses and statements of additional information distributed to the Fund's shareholders.

      SECTION 8. COMPENSATION. As compensation for the sub-advisory services provided under this Agreement, the Adviser shall pay the Sub-Adviser fees, payable monthly, the annual rates indicated on Schedule A hereto, as such Schedule may be amended or supplemented from time to time. It is understood that the Adviser shall be responsible for the Sub-Adviser's fee for its services hereunder, and the Sub-Adviser agrees that it shall have no claim against the [Corporation/Trust] or the Funds with respect to compensation under this Agreement.

      SECTION 9. STANDARD OF CARE. The Trust and Adviser shall expect of the Sub-Adviser, and the Sub-Adviser will give the [Corporation/Trust] and the Adviser the benefit of, the Sub-Adviser's best judgment and efforts in rendering its services to the [Corporation/Trust], and as an inducement to the Sub-Adviser's undertaking these services at the compensation level specified, the Sub-Adviser shall not be liable hereunder for any mistake in judgment. In the absence of willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties hereunder on the part of the Sub-Adviser or any of its officers, directors, employees or agents, the Sub-Adviser shall not be subject to liability to the [Corporation/Trust] or to any shareholders in the [Corporation/Trust] for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

      SECTION 10. NON-EXCLUSIVITY. The services of the Sub-Adviser to the Adviser and the Funds are not to be deemed to be exclusive, and the Sub-Adviser shall be free to render investment advisory and administrative or other services to others (including other investment companies) and to engage in other activities. It is understood and agreed that officers or directors of the Sub-Adviser are not prohibited from engaging in any other business activity or from rendering services to any other person, or from serving as partners, officers, directors or trustees of any other firm or trust, including other investment advisory companies.

      SECTION 11. RECORDS. The Sub-Adviser shall, with respect to orders the Sub-Adviser places for the purchase and sale of portfolio securities of the Funds, maintain or arrange for the maintenance of the documents and records required pursuant to Rule 31a-1 under the 1940 Act as well as trade tickets and confirmations of portfolio trades and such other records as the Adviser or the Fund's administrator reasonably requests to be maintained. All such records shall be maintained in a form acceptable to the Funds and in compliance with the provisions of Rule 31a-1 or any successor rule. All such records will be the property of the Funds, and will be available for inspection and use by the Funds and their authorized representatives (including the Adviser). The Sub-Adviser shall promptly, upon the Fund's request, surrender to the Funds those records that are the property of the Fund. The Sub-Adviser will promptly notify the Fund's administrator if it experiences any difficulty in maintaining the records in an accurate and complete manner.

      SECTION 12. TERM AND APPROVAL. This Agreement shall become effective with respect to a Fund after it is approved in accordance with the express requirements of the 1940 Act, and executed by the [Corporation/Trust], Adviser and Sub-Adviser and shall thereafter continue from year to year, provided that the continuation of the Agreement is approved in accordance with the requirements of the 1940 Act, which currently requires that the continuation be approved at least annually:

         (a) (i) by the Board or (ii) by the vote of "a majority of the outstanding voting securities" of the Fund (as defined in Section 2(a)(42) of the 1940 Act), and

         (b) by the affirmative vote of a majority of the [Corporation's/Trust's] [Directors] who are not parties to this Agreement or "interested persons" (as defined in the 1940 Act) of a party to this Agreement (other than as [Directors] of the [Corporation/Trust]), by votes cast in person at a meeting specifically called for such purpose.

      SECTION 13. TERMINATION. As required under the 1940 Act, this Agreement may be terminated with respect to a Fund at any time, without the payment of any penalty, by vote of the Board or by vote of a majority of a Fund's outstanding voting securities, or by the Adviser or Sub-Adviser, on sixty (60) days written notice to the other party. The notice provided for herein may be waived by the party entitled to receipt thereof. This Agreement shall automatically terminate in the event of its assignment, the term "assignment" for purposes of this paragraph having the meaning defined in Section 2(a)(4) of the 1940 Act, as it may be interpreted by the Commission or its staff in interpretive releases, or applied by the Commission staff in no-action letters, issued under the 1940 Act.

      SECTION 14. INDEMNIFICATION BY THE SUB-ADVISER. The [Corporation/Trust] shall not be responsible for, and the Sub-Adviser shall indemnify and hold the [Corporation/Trust] or any Fund harmless from and against, any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to the willful misfeasance, bad faith, negligent acts or reckless disregard of obligations or duties of the Sub-Adviser or any of its officers, directors, employees or agents.

      SECTION 15. INDEMNIFICATION BY THE TRUST. In the absence of willful misfeasance, bad faith, negligence or reckless disregard of duties hereunder on the part of the Sub-Adviser or any of its officers, directors, employees or agents, the [Corporation/Trust] on behalf of the Fund hereby agrees to indemnify and hold harmless the Sub-Adviser against all claims, actions, suits or proceedings at law or in equity whether brought by a private party or a governmental department, commission, board, bureau, agency or instrumentality of any kind, arising from the advertising, solicitation, sale, purchase or pledge of securities, whether of the Funds or other securities, undertaken by the Funds, their officers, directors, employees or affiliates, resulting from any violations of the securities laws, rules, regulations, statutes and codes, whether federal or of any state, by the Funds, their officers, directors, employees or affiliates. Federal and state securities laws impose liabilities under certain circumstances on persons who act in good faith, and nothing herein shall constitute a waiver or limitation of any rights which a Fund may have and which may not be waived under any applicable federal and state securities laws.

      SECTION 16. NOTICES. Any notices under this Agreement shall be in writing, addressed and delivered or mailed postage paid to the other party at such address as such other party may designate for the receipt of such notice. Until further notice to the other party, it is agreed that the address of the [Corporation/Trust] shall be 100 Heritage Reserve, Menomonee Falls, WI 53051.

      SECTION 17. QUESTIONS OF INTERPRETATION. Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the 1940 Act shall be resolved by reference to such terms or provision of the 1940 Act and to interpretations thereof, if any, by the United States Courts or in the absence of any controlling decision of any such court, by rules, regulations or orders of the Commission, or interpretations of the Commission or its staff, or Commission staff no-action letters, issued pursuant to the 1940 Act. In addition, where the effect of a requirement of the 1940 Act or the Advisers Act reflected in any provision of this Agreement is revised by rule, regulation or order of the Commission, such provision shall be deemed to incorporate the effect of such rule, regulation or order. The duties and obligations of the parties under this Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

           SECTION 18. AMENDMENT. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought. If shareholder approval of an amendment is required under the 1940 Act, no such amendment shall become effective until approved by a vote of the majority of the outstanding shares of the affected Funds. Otherwise, a written amendment of this Agreement is effective upon the approval of the Board, the Adviser and the Sub-Adviser.

      IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed in duplicate by their respective officers on the day and year first written above.

                                    [STRONG ENTITY]
                                    on behalf of the Funds

                                    By: __________________________

                                    WELLS FARGO FUNDS MANAGEMENT, LLC


                                    By:      __________________________

                      WELLS CAPITAL MANAGEMENT INCORPORATED

                                    By:      __________________________

                                   Appendix A

                                   SCHEDULE A

                    INTERIM INVESTMENT SUB-ADVISORY AGREEMENT
                                  FEE AGREEMENT

         This fee agreement is made as of the [____] day of [__________], by and between Wells Fargo Funds Management, LLC (the "Adviser") and Wells Capital Management Incorporated (the "Sub-Adviser"); and

     WHEREAS, the parties and [Strong Entity] (the "Trust") have entered into an Investment Sub-Advisory Agreement ("Sub-Advisory Agreement") whereby the
Sub-Adviser provides investment management advice to each series of the [Corporation/Trust] as listed in Schedule A to the Sub-Advisory Agreement (each a "Fund" and collectively the "Funds").

     WHEREAS, the Sub-Advisory Agreement provides that the fees to be paid to the Sub-Adviser are to be as agreed upon in writing by the parties.

     NOW THEREFORE, the parties agree that the fees to be paid to the Sub-Adviser under the Sub-Advisory Agreement shall be calculated as follows on a monthly basis by applying the following annual rates listed for each Fund listed in Appendix A:

                                 [FEE SCHEDULE]

     The net assets under management against which the foregoing fees are to be applied are the net assets as of the first business day of the month. If this fee agreement becomes effective subsequent to the first day of a month or shall terminate before the last day of a month, compensation for that part of the month this agreement is in effect shall be subject to a pro rata adjustment based on the number of days elapsed in the current month as a percentage of the total number of days in such month. If the determination of the net asset value is suspended as of the first business day of the month, the net asset value for the last day prior to such suspension shall for this purpose be deemed to be the net asset value on the first business day of the month.

           IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed in duplicate by their respective officers on the day and year first written above.


                                    WELLS FARGO FUNDS MANAGEMENT, LLC


                                    By:



                                    WELLS CAPITAL MANAGEMENT INCORPORATED


                                    By:


                            APPENDIX A TO SCHEDULE A

---------------------------------------------------------------- --------------------------
                                                                 FEE AS % OF AVG. DAILY
STRONG FUNDS                                                     NET ASSETS
---------------------------------------------------------------- --------------------------




---------------------------------------------------------------- --------------------------



                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                               OCTOBER [__], 2004

                                THE STRONG FUNDS

Strong Asia Pacific Fund                                      Strong Life Stage Series - Aggressive Portfolio
Strong Balanced Fund                                          Strong Life Stage Series - Conservative Portfolio
Strong Corporate Bond Fund                                    Strong Life Stage Series - Moderate Portfolio
Strong Discovery Fund                                         Strong Mid Cap Disciplined Fund
Strong Dividend Income Fund                                   Strong Minnesota Tax-Free Fund
Strong Dow 30 Value Fund                                      Strong Money Market Fund
Strong Endeavor Fund                                          Strong Municipal Money Market Fund
Strong Energy Fund                                            Strong Opportunity Fund
Strong Enterprise Fund                                        Strong Overseas Fund
Strong Florida Municipal Money Market Fund                    Strong Short-Term Bond Fund
Strong Government Securities Fund                             Strong Short-Term High Yield Bond Fund
Strong Growth Fund                                            Strong Short-Term High Yield Municipal Fund
Strong Growth 20 Fund                                         Strong Short-Term Income Fund
Strong Growth and Income Fund                                 Strong Short-Term Municipal Bond Fund
Strong Heritage Money Fund                                    Strong Small Company Value Fund
Strong High-Yield Bond Fund                                   Strong Small/Mid Cap Value Fund
Strong Index 500 Fund                                         Strong Tax-Free Money Fund
Strong Intermediate Municipal Bond Fund                       Strong Ultra Short-Term Income Fund
Strong Large Cap Core Fund                                    Strong Ultra Short-Term Municipal Income Fund
Strong Large Cap Growth Fund                                  Strong Wisconsin Tax-Free Fund
Strong Large Company Growth Fund

                              100 HERITAGE RESERVE
                            MENOMONEE FALLS, WI 53051

              DECEMBER 10, 2004 SPECIAL MEETING OF THE SHAREHOLDERS


         This Statement of Additional Information or SAI is not a prospectus but should be read in conjunction with the Combined Prospectus/Proxy Statement dated October [__], 2004, which we refer to as the Prospectus/Proxy Statement, for the Special Meeting of Shareholders of the forty one STRONG FUNDS listed above, which we call the Acquired Funds to be held on Friday, December 10, 2004. The Prospectus/Proxy Statement may be obtained without charge by calling 1-800-368-3863 or writing to Strong Funds, P.O. Box 2936, Milwaukee, WI 53201-2936 or calling 1-800-222-8222 or writing to Wells Fargo Funds Trust, P.O. Box 8266, Boston, MA 02266-8266. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement.

                     INCORPORATION OF DOCUMENTS BY REFERENCE
                     IN STATEMENT OF ADDITIONAL INFORMATION

         This SAI consists of this cover page and the following described items, which are hereby incorporated by reference:

1. The SAI dated March 1, 2004, as supplemented on May 10, 2004, describing the Strong Ultra Short-Term Income Fund. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended October 31, 2003, as filed with the SEC on December 30, 2003, for the Strong Ultra Short-Term Income Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended April 30, 2004, as filed with the SEC on June 25, 2004, for the Strong Ultra Short-Term Income Fund.

2. The SAI dated May 1, 2004, as supplemented on July 15, 2004, describing the Strong Asia Pacific Fund. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended December 31, 2003, as filed with the SEC on February 27, 2004, for the Strong Asia Pacific Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended June 30, 2004, as filed with the SEC on August 30, 2004, for the Strong Asia Pacific Fund.

3. The SAI dated May 1, 2004, as supplemented on July 15, 2004, describing the Strong Balanced Fund. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended December 31, 2003, as filed with the SEC on February 27, 2004, for the Strong Balanced Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended June 30, 2004, as filed with the SEC on August 30, 2004, for the Strong Balanced Fund.

4. The SAI dated May 1, 2004, as supplemented on July 15, 2004, describing the Strong Dividend Income Fund, Strong Energy Fund, and Strong Growth and Income Fund. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended December 31, 2003, as filed with the SEC on February 27, 2004, for the Strong Dividend Income Fund, Strong Energy Fund, and Strong Growth and
     Income Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended June 30, 2004, as filed with the SEC on August 30, 2004, for the Strong Dividend Income Fund, Strong Energy Fund, and Strong Growth and Income Fund.

5. The SAI dated March 1, 2004, as supplemented on May 10, 2004, describing the Strong Corporate Bond Fund. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended October 31, 2003, as filed with the SEC on December 30, 2003, for the Strong Corporate Bond Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended April 30, 2004, as filed with the SEC on June 25, 2004, for the Strong Corporate Bond Fund.

6. The SAI dated May 1, 2004, as supplemented on July 15, 2004, describing the Strong Discovery Fund. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended December 31, 2003, as filed with the SEC on February 27, 2004, for the Strong Discovery Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended June 30, 2004, as filed with the SEC on August 30, 2004, for the Strong Discovery Fund.

7. The SAI dated May 1, 2004, as supplemented on July 15, 2004, describing the Strong Small Company Value Fund and Strong Small/Mid Cap Value Fund. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended December 31, 2003, as filed with the SEC on February 27, 2004, for the Strong Dow 30 Value Fund, Strong Enterprise Fund, Strong Growth Fund, Strong Growth 20 Fund, Strong Index 500 Fund, Strong Large Cap Core Fund, Strong Large Company Growth Fund, and Strong Mid Cap Disciplined Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended June 30, 2004, as filed with the SEC on August 30, 2004, for the Strong Small Company Value Fund and Strong Small/Mid Cap Value Fund.

8. The SAI dated May 1, 2004, as supplemented on July 15, 2004, describing the Strong Dow 30 Value Fund, Strong Enterprise Fund, Strong Growth Fund, Strong Growth 20 Fund, Strong Large Cap Core Fund, Strong Large Company Growth Fund, and Strong Mid Cap Disciplined Fund; and Statement of Additional Information Date May 1, 2004, describing the Strong Index 500 Fund. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended December 31, 2003, as filed with the SEC on February 27, 2004, for the Strong Small Company Value Fund and Strong Small/Mid Cap Value Fund. The unaudited financial statements contained in the Semi-Annual Reports for the semi-annual period ended June 30, 2004, as filed with the SEC on August 30, 2004, for the Strong Dow 30 Value Fund, Strong Enterprise Fund, Strong Growth Fund, Strong Growth 20 Fund, Strong Index 500 Fund, Strong Large Cap Core Fund, Strong Large Company Growth Fund, and Strong Mid Cap Disciplined Fund.

9. The SAI dated March 1, 2004, as supplemented May 10, 2004, describing the Strong Government Securities Fund. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended October 31, 2003, as filed with the SEC on December 30, 2003, for the Strong Government Securities Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended April 30, 2004, as filed with the SEC on June 28, 2004, for the Strong Government Securities Fund.

10. The SAI dated March 1, 2004, as supplemented May 10, 2004, describing the Strong Heritage Money Fund. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended October 31, 2003, as filed with the SEC on December 30, 2003, for the Strong Heritage Money Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended April 30, 2004, as filed with the SEC on June 28, 2004, for the Strong Heritage Money Fund.

11. The SAI dated March 1, 2004, as supplemented on May 10, 2004, describing the Strong High-Yield Bond Fund, Strong Short-Term Income Fund, and
     Short-Term High Yield Bond Fund. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended October 31, 2003, as filed with the SEC on December 31, 2003, for Strong High-Yield Bond Fund, Strong Short-Term Income Fund, and Strong Short-Term High Yield Bond Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended April 30, 2004, as filed with the SEC on June 28, 2004, for Strong High-Yield Bond Fund, Strong Short-Term Income Fund, and Short-Term High Yield Bond Fund.

12. The SAI dated March 1, 2004, as supplemented May 10, 2004, describing the Strong Florida Municipal Money Market Fund. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended October 31, 2003, as filed with the SEC on December 31, 2003, for Strong Florida Municipal Money Market Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended April 30, 2004, as filed with the SEC on June 28, 2004, for the Strong Florida Municipal Money Market Fund.

13. The SAI dated May 1, 2004, as supplemented on May 10, 2004, describing the Strong Overseas Fund. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended December 31, 2003, as filed with the SEC on February 27, 2004, for the Strong Overseas Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended June 30, 2004, as filed with the SEC on August 30, 2004, for Strong Overseas Fund.

14. The SAI dated May 1, 2004, as supplemented on July 15, 2004, describing the Strong Large Cap Growth Fund. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended December 31, 2003, as filed with the SEC on February 27, 2004, for the Strong Large Cap Growth Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended June 30, 2004, as filed with the SEC on August 30, 2004, for the Strong Large Cap Growth Fund.

15. The SAI dated May 1, 2004, describing the Strong Aggressive Portfolio, Strong Conservative Portfolio, and Strong Moderate Portfolio. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended December 31, 2003, as filed with the SEC on February 27, 2004, for the Strong Aggressive Portfolio, Strong Conservative Portfolio, and the Strong Moderate Portfolio. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended June 30, 2004, as filed with the SEC on August 30, 2004, for the Strong Aggressive Portfolio, Strong Conservative Portfolio, and Strong Moderate Portfolio.

16. The SAI dated March 1, 2004, as supplemented on May 10, 2004, describing the Strong Money Market Fund. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended October 31, 2003, as filed with the SEC on December 31, 2003, for Strong Money Market Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended April 30, 2004, as filed with the SEC on June 28, 2004, for Strong Money Market Fund.

17. The SAI dated March 1, 2004, as supplemented May 10, 2004, describing the Strong Intermediate Municipal Bond Fund, Strong Minnesota Tax-Free Fund, Strong Municipal Money Market Fund. Strong Short-Term High Yield Municipal Fund, Strong Tax-Free Money Fund, Strong Ultra Short-Term Municipal Income Fund, and Strong Wisconsin Tax-Free Fund. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended October 31, 2003, as filed with the SEC on December 31, 2003, for Strong Intermediate Municipal Bond Fund, Strong Minnesota Tax-Free Fund, Strong Municipal Money Market Fund, Strong Short Short-Term High Yield Municipal Fund, Strong Tax-Free Money Fund, Strong Ultra Short-Term Municipal Income Fund, and Strong Wisconsin Tax-Free Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended April 30, 2004, as filed with the SEC on June 28, 2004, for the Strong Intermediate Municipal Bond Fund, Strong Minnesota Tax-Free Fund, Strong Municipal Money Market Fund. Strong Short-Term High Yield Municipal Fund, Strong Tax-Free Money Fund, Strong Ultra Short-Term Municipal Income Fund, and Strong Wisconsin Tax-Free.

18. The SAI dated May 1, 2004, as supplemented on July 15, 2004, describing the Strong Endeavor Fund and Strong Opportunity Fund. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended December 31, 2003, as filed with the SEC on February 27, 2004, for the Strong Endeavor Fund and Strong Opportunity Fund. The unaudited financial statements contained in the Semi-Annual Reports for the semi-annual period ended June 30, 2004, as filed with the SEC on August 30, 2004, for Strong Endeavor Fund and Strong Opportunity Fund.

19. The SAI dated March 1, 2004, as supplemented May 10, 2004, describing the Strong Short-Term Bond Fund. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended October 31, 2003, as filed with the SEC on December 31, 2003, for the Strong Short-Term Bond Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended April 30, 2004, as filed with the SEC on June 28, 2004, for the Strong Short-Term Bond Fund.

20. The SAI dated March 1, 2004, as supplemented May 10, 2004, describing the Strong Short-Term Municipal Bond Fund. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended October 31, 2003, as filed with the SEC on December 31, 2003, for the Strong Short-Term Municipal Bond Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended April 30, 2004, as filed with the SEC on June 28, 2004, for the Strong Short-Term Municipal Bond Fund.

21. The SAI dated February 1, 2004, [AS SUPPLEMENTED] describing the Wells Fargo Index Fund. Report of the Independent Auditors and audited annual report financial statements of the Wells Fargo Index Fund, contained in the Annual Report for the fiscal year ended September 30, 2003, as filed with the SEC on [NOVEMBER 28, 2003]. Unaudited financial report statements of the Wells Fargo Index Fund, dated as of March 31, 2004.

22. The SAI dated November 1, 2003, describing the Wells Fargo Minnesota Tax-Free Fund. Report of the Independent Auditors and audited annual report financial statements of the Wells Fargo Minnesota Tax-Free Fund, contained in the Annual Report for the fiscal year ended June 30, 2004, as filed with the SEC on [AUGUST 28, 2004].

23. The SAI dated August 1, 2004, describing the Wells Fargo Money Market Fund and National Tax-Free Money Market Fund. Report of the Independent Auditors and audited annual report financial statements of the Wells Fargo Money Market Fund, contained in the Annual Report for the fiscal year ended March 31, 2004, as filed with the SEC on MAY [_], 2004.

                                TABLE OF CONTENTS


General Information.......................................................................................  B-[ ]

Explanatory Note to Pro Forma Financial Statements .......................................................  B-[ ]

Pro-Forma Financial Statements and Schedules..............................................................  B-[ ]

Notes to Pro Forma Financial Statements*..................................................................  B-[ ]

Wells Fargo Funds Trust Equity Funds SAI dated [OCTOBER 15, 2004].........................................  B-[ ]

Wells Fargo Funds Trust Life Stage Portfolios SAI dated [OCTOBER 15, 2004]................................  B-[ ]

Wells Fargo Funds Trust Income Funds SAI dated [OCTOBER 15, 2004].........................................  B-[ ]

Wells Fargo Funds Trust Money Market Funds SAI dated [OCTOBER 15, 2004]...................................  B-[ ]

Wells Fargo Funds Trust Tax-Free Funds SAI dated [OCTOBER 15, 2004].......................................  B-[ ]

Wells Fargo Funds Trust Index and Minnesota Tax-Free Funds SAI dated [OCTOBER 15, 2004] .................   B-[ ]

Wells Fargo Funds Trust Money Market and National Tax-Free Money Market Funds SAI dated [OCTOBER 15, 2004]   B-[ ]

*THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE PRO FORMA FINANCIAL STATEMENTS AND SCHEDULES.

GENERAL INFORMATION


         This SAI relates to the reorganization of forty one Strong Funds listed below, which we refer to as the Acquired Funds, with [THIRTY-FIVE] funds of WELLS FARGO FUNDS listed below, which we refer to as the Acquiring Funds.

                     ACQUIRED FUNDS                                         ACQUIRING FUNDS

--------------------------------------------------------- -----------------------------------------------------
Asia Pacific Fund                                         Asia Pacific Fund
        Investor Class                                          Investor Class

--------------------------------------------------------- -----------------------------------------------------
Balanced Fund                                             Balanced Fund
        Investor Class                                          Investor Class
--------------------------------------------------------- -----------------------------------------------------
Corporate Bond Fund                                       Corporate Bond Fund
        Institutional Class                                  Select Class
        Investor Class                                       Investor Class
        Advisor Class                                        Advisor Class
--------------------------------------------------------- -----------------------------------------------------
Discovery Fund                                            Discovery Fund
        Investor Class                                       Investor Class
--------------------------------------------------------- -----------------------------------------------------
Dividend Income Fund                                      Dividend Income Fund
        Class K                                              Institutional Class
        Investor Class                                       Investor Class
--------------------------------------------------------- -----------------------------------------------------
Dow 30 Value Fund                                         Dividend Income Fund
       Investor Class                                        Investor Class
            --                                               Institutional Class
--------------------------------------------------------- -----------------------------------------------------
Endeavor Fund                                             Capital Growth
       Investor Class                                        Investor Class
           --                                                Institutional Class
--------------------------------------------------------- -----------------------------------------------------
Energy Fund                                               Dividend Income Fund
        Investor Class                                       Investor Class
           --                                                Institutional Class
--------------------------------------------------------- -----------------------------------------------------
Enterprise Fund                                           Enterprise Fund
        Class K                                              Institutional Class
        Institutional Class                                  Select Class
        Investor Class                                       Investor Class
        Advisor Class                                        Advisor Class
--------------------------------------------------------- -----------------------------------------------------
Florida Municipal Money Market Fund                       National Tax-Free Money Market Fund*
           --                                                Class A*
      Investor Class                                         Administrator Class
           --                                                Institutional Class*
           --                                                Service Class*
--------------------------------------------------------- -----------------------------------------------------
Government Securities Fund                                Government Securities Fund
        Class C                                              Class C
        Institutional Class                                  Select Class
        Investor Class                                       Investor Class
        Advisor Class                                        Advisor Class
--------------------------------------------------------- -----------------------------------------------------
Growth Fund                                               Growth Fund
        Class C                                              Class C
        Class K                                              Institutional Class
        Institutional Class                                  Select Class
        Investor Class                                       Investor Class
        Advisor Class                                        Advisor Class
--------------------------------------------------------- -----------------------------------------------------
Growth and Income Fund                                    Growth and Income Fund
        Class K                                              Institutional Class
        Institutional Class                                  Select Class
        Investor Class                                       Investor Class
        Advisor Class                                        Advisor Class
--------------------------------------------------------- -----------------------------------------------------
Growth 20 Fund                                            Growth Fund
           --                                                Class C
      Investor Class                                         Investor Class
      Advisor Class                                          Advisor Class
           --                                                Institutional Class
           --                                                Select Class
------------------------------------------------------- -----------------------------------------------------
Heritage Money Fund                                      Heritage Money Market Fund
        Institutional Class                                  Institutional Class
        Investor Class                                       Administrator Class
        Advisor Class**                                           --
--------------------------------------------------------- -----------------------------------------------------
High-Yield Bond Fund                                      High Income Fund
        Institutional Class                                  Select Class
        Investor Class                                       Investor Class
        Advisor Class                                        Advisor Class
--------------------------------------------------------- -----------------------------------------------------
Index 500 Fund                                            Index Fund*
        Investor Class                                       Investor Class
           --                                                Institutional Class*
--------------------------------------------------------- -----------------------------------------------------
Intermediate Municipal Bond Fund                          Intermediate Tax-Free Fund
        Investor Class                                       Investor Class
--------------------------------------------------------- -----------------------------------------------------
Large Cap Core Fund                                       Growth and Income Fund
        Investor Class                                       Investor Class
           --                                                Institutional Class
           --                                                Select Class
           --                                                Advisor Class
--------------------------------------------------------- -----------------------------------------------------
Large Cap Growth Fund                                     Large Cap Growth Fund
        Investor Class                                       Investor Class
--------------------------------------------------------- -----------------------------------------------------
Large Company Growth Fund                                 Capital Growth Fund
        Class K                                                    Institutional Class
        Investor Class                                             Investor Class
--------------------------------------------------------- -----------------------------------------------------
Life Stage Series - Aggressive Portfolio                  Life Stage - Aggressive Portfolio
        Investor Class                                       Investor Class
--------------------------------------------------------- -----------------------------------------------------
Life Stage Series - Conservative Portfolio                Life Stage - Moderate Portfolio
        Investor Class                                       Investor Class
--------------------------------------------------------- -----------------------------------------------------
Life Stage Series - Moderate Portfolio                    Life Stage - Conservative Portfolio
        Investor Class                                       Investor Class
--------------------------------------------------------- -----------------------------------------------------
Mid Cap Disciplined Fund                                  Mid Cap Disciplined Fund
      Investor Class                                            Investor Class
--------------------------------------------------------- -----------------------------------------------------
Minnesota Tax-Free Fund                                   Minnesota Tax-Free Fund*
           --                                                   Class A*
           --                                                   Class B*
     Class C                                                    Class C
     Investor Class                                             Investor Class
           --                                                   Institutional Class*
--------------------------------------------------------- -----------------------------------------------------
Money Market Fund                                         Money Market Fund*
           --                                                   Class A*
           --                                                   Class B*
      Investor Class                                            Investor Class
--------------------------------------------------------- -----------------------------------------------------
Municipal Money Market Fund                               Municipal Money Market Fund
        Investor Class                                       Investor Class
--------------------------------------------------------- -----------------------------------------------------
Opportunity Fund                                          Opportunity Fund
      Class K                                                   Institutional Class
      Investor Class                                            Investor Class
      Advisor Class                                             Advisor Class
--------------------------------------------------------- -----------------------------------------------------
Overseas Fund                                             Overseas Fund
        Institutional Class                                  Select Class
        Investor Class                                       Investor Class
--------------------------------------------------------- -----------------------------------------------------
Short-Term Bond Fund                                      Short-Term Bond Fund
        Institutional Class                                  Select Class
        Investor Class                                       Investor Class
        Advisor Class                                        Advisor Class
--------------------------------------------------------- -----------------------------------------------------
Short-Term High Yield Bond Fund                           Short-Term High Yield Bond Fund
        Investor Class                                       Investor Class
        Advisor Class                                        Advisor Class
--------------------------------------------------------- -----------------------------------------------------
Short-Term High Yield Municipal Fund                      Short-Term Municipal Bond Fund
           --                                                    Class C
        Investor Class                                           Investor Class
--------------------------------------------------------- -----------------------------------------------------
Short-Term Income Fund                                    Short-Term Bond Fund
        Investor Class                                       Investor Class
           --                                                Select Class
           --                                                Advisor Class
--------------------------------------------------------- -----------------------------------------------------
Short-Term Municipal Bond Fund                            Short-Term Municipal Bond Fund
        Class C                                              Class C
        Investor Class                                       Investor Class
--------------------------------------------------------- -----------------------------------------------------
Small Company Value Fund                                  Small Cap Disciplined Fund
        Investor Class                                       Investor Class
--------------------------------------------------------- -----------------------------------------------------
Small/Mid Cap Value Fund                                  Small/Mid Cap Value Fund
        Investor Class                                       Investor Class
--------------------------------------------------------- -----------------------------------------------------
Tax-Free Money Fund                                       National Tax- Free Money Market Fund*
           --                                                    Class A*
           --                                                    Institutional Class*
      Investor Class                                             Administrator Class
           --                                                    Service Class*
--------------------------------------------------------- -----------------------------------------------------
Ultra Short-Term Income Fund                              Ultra Short-Term Income Fund
        Institutional Class                                  Select Class
        Investor Class                                       Investor Class
        Advisor Class                                        Advisor Class
--------------------------------------------------------- -----------------------------------------------------
Ultra Short-Term Municipal Income Fund                    Ultra Short-Term Municipal Income Fund
        Institutional Class                                  Select Class
        Investor Class                                       Investor Class
        Advisor Class                                        Advisor Class
--------------------------------------------------------- -----------------------------------------------------
Wisconsin Tax-Free Fund                                   Wisconsin Tax-Free Fund
        Class C                                              Class C
        Investor Class                                       Investor Class
--------------------------------------------------------- -----------------------------------------------------


* Existing Wells Fargo Fund or Share Class.

**Advisor Class shares of this Fund will reorganize into Administrator Class shares of the acquiring Wells Fargo Fund.

         The reorganization of each Acquired Fund will involve the following three steps:

o the transfer of substantially all of the assets and liabilities of the Acquired Fund to its corresponding Acquiring Fund in exchange for designated classes of the corresponding Acquiring Fund having equivalent value to the net assets transferred;

o    the pro rata  distribution of the Acquiring Fund shares to the shareholders
     of  record  of  the  Acquired  Fund  as  of  the  effective   date  of  the
     reorganization in redemption of all shares of the Acquired Fund; and

o    the liquidation and dissolution of the Acquired Funds.

         As a result of the Reorganization, shareholders of each Acquired Fund will become a shareholder of the corresponding Acquiring Fund having the same total value of shares as the shares of the Acquired Fund that they held immediately before the Reorganization. If a majority of the shares of one of the Acquired Funds does not approve the Reorganization, that Fund will not participate in the Reorganization. In such a case, the Acquired Fund will continue its operations beyond the date of the Reorganization and the Board of Directors of the affected STRONG FUND will consider what further action is appropriate, including the possible liquidation of the Fund.

         For further information about the transaction, see the Prospectus/Proxy Statement.

         Pro Forma Financial Statements

         Explanatory Note

         Pro Forma financial statements for the Strong Growth Fund/Strong Growth 20 Fund Reorganization are not included because as of [AUGUST 24, 2004], the assets of the Strong Growth 20 Fund constituted less than 10% of the assets of the new WF Growth Fund.

         Pro Forma financial statements for the Strong Growth and Income Fund/Strong Large Cap Core Fund Reorganization are not included because as of [AUGUST 24, 2004], the assets of the Strong Large Cap Core Fund constituted less than 10% of the assets of the new WF Growth and Income Fund.

         Pro Forma financial statements for the Strong Minnesota Tax-Free Fund/WF Minnesota Tax-Free Fund Reorganization are not included because as of [AUGUST 24, 2004], the assets of the Strong Minnesota Tax-Free Fund constituted less than 10% of the assets of the WF Minnesota Tax-Free Fund.

         Pro Forma financial statements for the Strong Short-Term Bond Fund/Strong Short-Term Income Fund Reorganization are not included because as of [AUGUST 24, 2004], the assets of the Strong Short-Term Income Fund constituted less than 10% of the assets of the new WF Short-Term Bond Fund.

         The Strong Funds: Strong Asia Pacific Fund, Strong Balanced Fund, Strong Corporate Bond Fund, Strong Discovery Fund, Strong Enterprise Fund, Strong Government Securities Fund, Strong Heritage Money Fund, Strong High-Yield Bond Fund, Strong Intermediate Municipal Bond Fund, Strong Large Cap Growth Fund, Strong Life Stage Series - Aggressive Portfolio, Strong Life Stage Series
- Conservative Portfolio, Strong Life Stage Series - Moderate Portfolio, Strong Mid Cap Disciplined Fund, Strong Municipal Money Market Fund, Strong Opportunity Fund, Strong Overseas Fund, Strong Short-Term High Yield Bond Fund, Strong Small Company Value Fund, Strong Small/Mid Cap Value Fund, Strong Ultra Short-Term Income Fund, Strong Ultra Short-Term Municipal Income Fund and Strong Wisconsin Tax-Free Fund will be reorganized into the WF Asia Pacific Fund, WF Balanced Fund, WF Corporate Bond Fund, WF Discovery Fund , WF Enterprise Fund , WF Government Securities Fund , WF Heritage Money Market Fund , WF High Income Fund , WF Intermediate Tax-Free Fund, WF Large Cap Growth Fund , WF Life Stage - Aggressive Portfolio, WF Life Stage - Conservative Portfolio, WF Life Stage - Moderate Portfolio, WF Mid Cap Disciplined Fund, WF Municipal Money Market Fund, WF Opportunity Fund, WF Overseas Fund, WF Short-Term High Yield Bond Fund, WF Small Company Value Fund, WF Small/Mid Cap Value Fund, WF Ultra Short-Term Income Fund, WF Ultra Short-Term Municipal Income Fund and WF Wisconsin Tax-Free Fund, respectively, twenty-three newly-created funds which currently have no assets or liabilities. Pro forma combining financial statements are not included in the Prospectus/Proxy Statement because the only significant pro forma financial statement impact relates to the fees and expenses of the Funds, which are summarized in the Fee Tables contained in Exhibit A of Part A of the Prospectus/Proxy Statement. Shareholders of these twenty-three STRONG FUNDS should review the Fee Tables in Exhibit A of the Prospectus/Proxy Statement to compare the fees and expenses of the newly created Fund with those of their corresponding STRONG FUND.

         The Strong Dividend Income Fund, Strong Dow 30 Value Fund and Strong Energy Fund will be reorganized into the WF Dividend Income Fund, a newly-created Fund which currently has no assets or liabilities. Pro forma combining financial statements as of June 30, 2004 are included to show the pro forma effect of combining the three STRONG FUNDS into the new WF Dividend Income Fund.

         The Strong Endeavor Fund and Strong Large Company Growth Fund will be reorganized into the WF Capital Growth Fund, a newly-created Fund which currently has no assets or liabilities. Pro forma combining financial statements as of June 30, 2004 are included to show the pro forma effect of combining the two STRONG FUNDS into the new WF Capital Growth Fund.

         The Strong Florida Municipal Money Market Fund and Strong Tax-Free Money Fund will be reorganized into the WF National Tax-Free Money Market Fund, an existing Fund with assets and liabilities. Pro forma combining financial statements as of March 31, 2004 are included to show the pro forma effect of combining the two STRONG FUNDS into the WF National Tax-Free Money Market Fund.

         The Strong Index 500 Fund and WF Index Fund will be reorganized into the WF Index Fund, an existing Fund with assets and liabilities. Pro forma combining financial statements as of March 31, 2004 are included to show the pro forma effect of combining the STRONG FUND into the WF Index Fund.

         The Strong Money Market Fund and WF Money Market Fund will be reorganized into the WF Money Market Fund, an existing Fund with assets and liabilities. Pro forma combining financial statements as of March 31, 2004 are included to show the pro forma effect of combining the STRONG FUND into the WF Money Market Fund.

         The Strong Short-Term High Yield Municipal Fund and the Strong Short-Term Municipal Bond Fund will be reorganized into the WF Short-Term Municipal Bond Fund, a newly-created Fund which currently has no assets or liabilities. Pro forma combining financial statements as of April 30, 2004 are included to show the pro forma effect of combining the two STRONG FUNDS into the new WF Short-Term Municipal Bond Fund.

PRO FORMA SCHEDULES OF INVESTMENTS
June 30, 2004 (Unaudited)

                                        Strong Energy Fund   Strong Dow 30 Value Strong Dividend Income ProForma Combined
                                                                  Fund                   Fund              Dividend Income
                                                                                                               Fund
                                       -------------------- -------------------- --------------------- --------------------
                                        Shares or            Shares or           Shares or             Shares or
                                        Principal            Principal           Principal             Principal
                                        Amount        Value  Amount      Value   Amount      Value     Amount        Value
                                       -------------------- -------------------- --------------------- --------------------
Common Stocks 95.9%
Aerospace - Defense 4.6%
General Dynamics Corporation                                                        18,000 $ 1,787,400    18,000 $ 1,787,400
Lockheed Martin Corporation                                                         70,000  3,645,600     70,000 3,645,600
The Boeing Company (c)                                         87,600 $ 4,475,484                         87,600 4,475,484
                                                                                           -----------           ----------
                                                                                            5,433,000            9,908,484
Auto Manufacturers - Domestic 1.5%
General Motors Corporation                                     67,600 3,149,484                           67,600 3,149,484

Banks - Money Center 11.0%
Bank of America Corporation                                                         75,000  6,346,500     75,000 6,346,500
Citigroup, Inc.                                                97,000 4,510,500    170,000  7,905,000    267,000 12,415,500
J.P. Morgan Chase & Company                                   125,000 4,846,250                          125,000 4,846,250
                                                                      ----------           -----------           ----------
                                                                      9,356,750            14,251,500            23,608,250
Banks - Northeast 1.0%
North Fork Bancorporation, Inc.                                                     58,000  2,206,900     58,000 2,206,900

Banks - Super Regional 3.7%
AmSouth Bancorporation                                                              70,000  1,782,900     70,000 1,782,900
Regions Financial Corporation (b)                                                   53,000  1,937,150     53,000 1,937,150
Wachovia Corporation                                                                95,000  4,227,500     95,000 4,227,500
                                                                                           -----------           ----------
                                                                                            7,947,550            7,947,550
Beverages - Alcoholic 1.2%
Anheuser-Busch Companies, Inc.                                                      48,000  2,592,000     48,000 2,592,000

Beverages - Soft Drinks 0.7%
The Coca-Cola Company                                          27,600 1,393,248                           27,600 1,393,248

Chemicals - Basic 1.6%
The Dow Chemical Company                                                            85,000  3,459,500     85,000 3,459,500

Chemicals - Specialty 1.9%
Air Products & Chemicals, Inc.                                                      26,000  1,363,700     26,000 1,363,700
Ashland, Inc.                                                                       50,000  2,640,500     50,000 2,640,500
                                                                                           -----------           ----------
                                                                                            4,004,200            4,004,200
Computer - IT Services 1.8%
International Business Machines Corporation                    42,700 3,764,005                           42,700 3,764,005

Computer - Manufacturers 1.4%
Hewlett-Packard Company                                        27,600   582,360    109,999  2,320,979    137,599 2,903,339

Computer Software - Desktop 2.0%
Microsoft Corporation                                          77,400 2,210,544     70,000  1,999,200    147,400 4,209,744

Cosmetics - Personal Care 2.6%
The Procter & Gamble Company                                   57,600 3,135,744     44,000  2,395,360    101,600 5,531,104

Diversified Operations 9.7%
E.I. Du Pont de Nemours & Company                              27,600 1,225,992     86,000  3,820,120    113,600 5,046,112
Fortune Brands, Inc.                                                                20,000  1,508,600     20,000 1,508,600
General Electric Company                                       27,400   887,760                           27,400   887,760
Honeywell International, Inc.                                  77,400 2,835,162                           77,400 2,835,162
Johnson Controls, Inc.                                                              46,000  2,455,480     46,000 2,455,480
3M Co.                                                         37,700 3,393,377                           37,700 3,393,377
United Technologies Corporation                                27,600 2,524,848     23,000  2,104,040     50,600 4,628,888
                                                                      ----------           -----------           ----------
                                                                      10,867,139            9,888,240            20,755,379
Electronics - Semiconductor Manufacturing 2.3%
Intel Corporation                                              27,600   761,760    150,000  4,140,000    177,600 4,901,760

Finance - Investment Brokers 0.5%
Morgan Stanley                                                                      20,000  1,055,400     20,000 1,055,400

Financial Services - Miscellaneous 1.6%
American Express Company                                       67,600 3,473,288                           67,600 3,473,288

Food - Miscellaneous Preparation 0.7%
H.J. Heinz Company                                                                  39,000  1,528,800     39,000 1,528,800

Insurance - Diversified 2.8%
American International Group, Inc.                             39,600 2,822,688                           39,600 2,822,688
Assurant, Inc.                                                                     120,000  3,165,600    120,000 3,165,600
                                                                                                                 ----------
                                                                                                                 5,988,288
Insurance - Life 0.7%
MetLife, Inc.                                                                       40,000  1,434,000     40,000 1,434,000

Insurance - Property/Casualty/Title 2.3%
The Allstate Corporation                                                           100,000  4,655,000    100,000 4,655,000
Montpelier Re Holdings, Ltd.                                                         5,000    174,750      5,000   174,750
                                                                                           -----------           ----------
                                                                                            4,829,750            4,829,750
Machinery - Construction/Mining 1.0%
Caterpillar, Inc.                                              27,600 2,192,544                           27,600 2,192,544

Media - Diversified 0.1%
Time Warner, Inc. (b)                                                               15,000    263,700     15,000   263,700

Media - Radio/TV 0.3%
The Walt Disney Company (c)                                    27,400   698,426                           27,400   698,426

Medical - Drug/Diversified 0.7%
Johnson & Johnson                                              27,400 1,526,180                           27,400 1,526,180

Medical - Ethical Drugs 5.8%
Merck & Company, Inc.                                          97,700 4,640,750                           97,700 4,640,750
Pfizer, Inc.                                                   27,700   949,556    139,000  4,764,920    166,700 5,714,476
Wyeth                                                                               56,000  2,024,960     56,000 2,024,960
                                                                      ----------           -----------           ----------
                                                                      5,590,306             6,789,880            12,380,186
Medical/Dental - Services 0.5%
Express Scripts, Inc. Class A (b)                                                   14,000  1,109,220     14,000 1,109,220

Medical/Dental - Supplies 1.4%
Becton, Dickinson & Company                                                         59,500  3,082,100     59,500 3,082,100

Metal Ores - Miscellaneous 2.0%
Alcoa, Inc.                                                   102,000 3,369,060     25,000    825,750    127,000 4,194,810

Metal Products - Fasteners 1.1%
Illinois Tool Works, Inc.                                                           24,000  2,301,360     24,000 2,301,360

Oil & Gas - Canadian Exploration & Production 0.3%
Talisman Energy, Inc.                     27,000 $ 586,980                                                27,000   586,980

Oil & Gas - Drilling 0.3%
ENSCO International, Inc.                  6,500   189,150                                                 6,500   189,150
Nabors Industries, Ltd. (b)                5,000   226,100                                                 5,000   226,100
Noble Corporation (b)                      5,000   189,450                                                 5,000   189,450
                                                 ----------                                                      ----------
                                                   604,700                                                         604,700
Oil & Gas - Field Services 0.1%
Schlumberger, Ltd.                         2,500   158,775                                                 2,500   158,775

Oil & Gas - International Integrated 9.2%
BP PLC Sponsored ADR                       6,000   321,420                          46,000  2,464,220     52,000 2,785,640
ChevronTexaco Corporation                  5,000   470,550                                                 5,000   470,550
ConocoPhillips                             8,000   610,320                          67,500  5,149,575     75,500 5,759,895
Exxon Mobil Corporation                   12,500   555,125    153,600 6,821,376                          166,100 7,376,501
Murphy Oil Corporation                     9,000   663,300                                                 9,000   663,300
Royal Dutch Petroleum Company - New York Shares                                     41,000  2,118,470     41,000 2,118,470
Total SA Sponsored ADR                     6,000   576,480                                                 6,000   576,480
                                                 ----------                                -----------           ----------
                                                 3,197,195                                  9,732,265            19,750,836
Oil & Gas - Machinery/Equipment 0.1%
Cooper Cameron Corporation (b)             3,000   146,100                                                 3,000   146,100
Smith International, Inc. (b)              3,000   167,280                                                 3,000   167,280
                                                 ----------                                                      ----------
                                                   313,380                                                         313,380
Oil & Gas - Refining/Marketing 0.1%
Valero Energy Corporation                  4,000   295,040                                                 4,000   295,040

Oil & Gas - United States Exploration & Production 1.8%
Anadarko Petroleum Corporation            10,000   586,000                                                10,000   586,000
Devon Energy Corporation                   8,000   528,000                                                 8,000   528,000
EOG Resources, Inc.                       10,500   626,955                                                10,500   626,955
Newfield Exploration Company (b)           7,500   418,050                                                 7,500   418,050
Noble Energy, Inc.                        11,000   561,000                                                11,000   561,000
Pioneer Natural Resources Company         13,000   456,040                                                13,000   456,040
Spinnaker Exploration Company (b)         12,500   492,250                                                12,500   492,250
Unocal Corporation                         5,000   190,000                                                 5,000   190,000
                                                 ----------                                                      ----------
                                                 3,858,295                                                       3,858,295
Oil & Gas - United States Integrated 0.5%
Questar Corporation                       13,000   502,320                                                13,000   502,320
Western Gas Resources, Inc.               18,000   584,640                                                18,000   584,640
                                                 ----------                                                      ----------
                                                 1,086,960                                                       1,086,960
Retail - Home Furnishings 0.2%
Ethan Allen Corporation                                                             10,000    359,100     10,000   359,100

Retail - Major Discount Chains 1.3%
Costco Wholesale Corporation                                                        34,000  1,396,380     34,000 1,396,380
Wal-Mart Stores, Inc.                                          27,600 1,456,176                           27,600 1,456,176
                                                                                                                 ----------
                                                                                                                 2,852,556
Retail - Restaurants 1.8%
McDonald's Corporation                                         27,600   717,600    118,000  3,068,000    145,600 3,785,600

Retail/Wholesale - Building Products 0.5%
The Home Depot, Inc.                                           27,600   971,520                           27,600   971,520

Telecom - Services Foreign 0.9%
BCE, Inc.                                                                          100,000  2,004,000    100,000 2,004,000

Telecommunications - Services 0.8%
SBC Communications, Inc.                                       27,600   669,300          1         24     27,601   669,324
Verizon Communications, Inc.                                   27,600   998,844                           27,600   998,844
                                                                      ----------                                 ----------
                                                                      1,668,144                                  1,668,168
Telecommunications - Wireless Services 0.5%
Vodafone Group PLC Sponsored ADR                                                    45,000    994,500     45,000   994,500

Tobacco 2.8%
Altria Group, Inc.                                             65,600 3,283,280     31,000  1,551,550     96,600 4,834,830
UST, Inc.                                                                           30,000  1,080,000     30,000 1,080,000
                                                                                           -----------           ----------
                                                                                            2,631,550            5,914,830
Transportation - Rail 1.4%
Burlington Northern Santa Fe Corporation                                            84,500  2,963,415     84,500 2,963,415

Utility - Electric Power 2.6%
Constellation Energy Group, Inc.                                                    55,000  2,084,500     55,000 2,084,500
Duke Energy Corporation                                                             55,000  1,115,950     55,000 1,115,950
TXU Corporation                                                                     60,000  2,430,600     60,000 2,430,600
                                                                                           -----------           ----------
                                                                                            5,631,050            5,631,050
Utility - Gas Distribution 2.2%
Equitable Resources, Inc.                 12,500   646,375                                                12,500   646,375
ONEOK, Inc.                                                                         54,000  1,187,460     54,000 1,187,460
Sempra Energy                                                                       85,000  2,926,550     85,000 2,926,550
                                                                                           -----------           ----------
                                                                                            4,114,010            4,760,385
---------------------------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $6,838,891,
$63,925,585, $99,115,869 and
$169,880,345, respectively)                        10,747,700          74,287,106           119,918,283          204,953,089
---------------------------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 4.1%
Collateral Received for Securities Lending 0.5%
Navigator Prime Portfolio                                   1,083,400 1,083,400                        1,083,400 1,083,400

Repurchase Agreements 3.6%

ABN AMRO Inc. (Dated 6/30/04), 1.40%
Due 7/01/04 (Repurchase Proceeds
$4,000,156);Collateralized by:United
States Government & Agency Issues     $2,000,000  2,000,000 $1,100,000 1,100,000  $900,000  900,000 $4,000,000  4,000,000

State Street Bank (Dated 6/30/04), 0.75%
(Repurchase Proceeds $3,671,976);
Collateralized by: United States
Government & Agency Issues           $536,100     536,100   2,083,400   2,083,400  1,052,400  1,052,400 3,671,900 3,671,900
                                                                      ----------                                 ----------
                                                                      3,183,400                                  7,671,900
---------------------------------------------------------------------------------------------------------------------------
Total Short Term Investments (Cost $2,536,100,
$4,266,800, $1,952,400 and
$8,755,300 respectively)                        2,536,100             4,266,800               1,952,400          8,755,300
---------------------------------------------------------------------------------------------------------------------------

Total Investments in Securities (Cost $9,374,991,
$68,192,385, $101,0678,269 and
$178,635,645, respectively) 100.0%              13,283,800           78,553,906              121,870,683          213,708,389
Other Assets and Liabilities, Net 0.0%              (3,123)            (302,015)              368,621               63,483
---------------------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                $13,280,677          $ 78,251,891         $122,239,304          $213,771,872
===========================================================================================================================

LEGEND
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.
(c) All or a portion of security is on loan.

  Percentages are stated as a percent of net assets.


STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------------------------------------------
June 30, 2004 (Unaudited)


                                               Strong Energy Strong Dow   Strong Dividend Combined  Pro Forma   ProForma
                                                 Fund        30 Value Fund  Income Fund            Adjustments  Combined

                                               ------------------------------------------------------------------------------------

Assets:
    Investments in Securities, at Value
     (Cost of $9,374,991, $68,192,385,
      $101,068,269, and $178,635,645,
      respectively)                               $13,283,800  $ 78,553,906  $121,870,683 $213,708,389       $  213,708,389
    Receivable for Securities Sold                        -      738,765      258,997     997,762                 997,762
    Receivable for Fund Shares Sold                       -       45,666       12,897      58,563                  58,563
    Dividends and Interest Receivable                 2,395      102,112      234,083     338,590                 338,590
    Other Assets                                      6,578       17,266       27,647      51,491                  51,491
                                               ------------- ------------ ------------ -----------            ------------
                                               ------------- ------------ ------------ -----------            ------------
    Total Assets                                 13,292,773   79,457,715  122,404,307  215,154,795            215,154,795

Liabilities:
    Payable for Fund Shares Redeemed                      -       61,640       85,902     147,542                 147,542
    Payable Upon Return of Securities on Loan             -    1,083,400            -   1,083,400               1,083,400
    Accrued Operating Expenses and Other Liabilities 12,096       60,784       79,101     151,981                 151,981
                                               ------------- ------------ ------------ -----------            ------------
    Total Liabilities                                12,096    1,205,824      165,003   1,382,923               1,382,923
                                               ------------- ------------ ------------ -----------            ------------
Net Assets                                      $13,280,677   $78,251,891  $122,239,304 213,771,872          $ 213,771,872
                                               ============= ============ ============ ===========            ============

Net Assets Consist of:
    Capital Stock (Par Value and Paid-in Capital  $12,304,176 $80,746,172 $109,315,189  $202,365,537        $   202,365,537
    Undistributed Net Investment Income (Loss)      (37,427)     421,366       24,767     408,706                 408,706
    Undistributed Net Realized Gain (Loss)       (2,894,881) (13,277,168)  (7,903,066) (24,075,115)           (24,075,115)
    Net Unrealized Appreciation (Depreciation)    3,908,809   10,361,521   20,802,414  35,072,744              35,072,744
                                               ------------- ------------ ------------ -----------            ------------
    Net Assets                                  $13,280,677  $78,251,891  $122,239,304 $213,771,872        $    213,771,872
                                               ============= ============ ============ ===========            ============

Investor Class
    Net Assets                                  $13,280,677  $78,251,891  $118,473,274                     $     210,005,842
    Capital Shares Outstanding (Unlimited Number
    Authorized                                    998,437      6,078,147    7,999,210               (896,387)     14,179,407

   Net Asset Value Per Share                         $13.30       $12.87       $14.81                              $14.81
                                               ============= ============ ============                        ============

Class K
    Net Assets                                                             $ 3,766,030                    $       3,766,030
    Capital Shares Outstanding (Unlimited Number Authorized)                   257,432                             257,432

   Net Asset Value Per Share                                                   $14.63                              $14.63
                                               ============= ============ ============                        ============


               See Notes to Financial Statements.

STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the Twelve Months Ended June 30, 2004 (Unaudited)


                                                    Strong Dow 30  Strong Energy Strong    Combined Adjustments  Pro Forma
                                                    Value Fund      Fund         Dividend                         Combined
                                                                                 Income
                                                                                 Fund

                                                    ------------------------------------ ----------  ----------------------

Income:
    Dividends(net of foreign withholding
    taxes of $0, $6,277, $37,539, and
    $43,766, respectively)                         $2,074,567     $144,058    $3,471,238  $5,689,863             $5,689,863
    Interest                                           25,556        9,446         8,473      43,475                 43,475
                                                    -------------- ---------- ---------- ----------  ---------  -----------
    Total Income                                    2,100,123      153,504     3,479,711   5,733,338               5,733,338

Expenses:
    Investment  Advisory  Fees                            477,162     90,127    839,286  1,406,575    407,047    1,813,622
    Administrative Fees - Fund Level                                                             -    120,908      120,908
    Administrative Fees - Investor Class                  260,270     36,051    416,909    713,230    164,275      877,505
    Administrative Fees - Class K/I                                              11,647     11,647     (6,994)       4,653
    Custodian  Fees                                        14,021      1,203     32,589     47,813        550       48,363
    Transfer Agency Fees - Investor Class                 299,373     60,679    482,077    842,129   (842,129)           -
    Transfer Agency Fees - Class K                                                9,330      9,330     (9,330)           -
    Reports to Shareholders                                71,871      9,145    112,817    193,833   (123,633)      70,200
    12b-1 Fees(SS) - Investor Class                                                              -    592,909      592,909
    12b-1 Fees(SS) - Class K/I                                                                   -     11,632       11,632
    Professional Fees                                      23,661     15,111     36,349     75,121    (51,421)      23,700
    Accounting Fees                                                                                    39,972       39,972
    Federal and State Registration Fees                    18,941     15,429     33,237     67,607    (23,655)      43,952
    Transfer Agency Banking Charges                         1,963        739      7,788     10,490    (10,490)           -
    Brokerage Fees                                            790        108      1,758      2,656     (2,656)           -
    Interest Expense                                                                997        997       (997)           -
    Other                                                  57,044      2,517     18,897     78,458    (67,319)      11,139
                                                    -------------- ---------- ---------- ----------  ---------  -----------
Total Expenses before Waivers and Absorptions,
Directed Brokerage and Earning Credits                  1,225,096,   231,109  2,003,681  3,459,886    198,669    3,658,555

     Expense Waivers and Absorptions                      (16,682)    (3,505)   (43,585)   (63,772)  (300,976)    (364,748)
     Directed Brokerage                                    (9,146)    (3,804)         -    (12,950)    12,950            -
     Earnings Credits                                      (3,877)        (4)        (7)    (3,888)     3,888            -
                                                    -------------- ---------- ---------- ----------  ---------  -----------
     Expenses, Net                                      1,195,391    223,796  1,960,089  3,379,276    (85,469)   3,293,807
                                                    -------------- ---------- ---------- ----------  ---------  -----------
Net Investment Income (Loss)                              904,732    (70,292) 1,519,622  2,354,062     85,469    2,439,531

Realized and Unrealized Gain (Loss):
  Net Realized Gain (Loss) on:
    Investments                                         7,667,284    798,745  15,245,293 23,711,322             23,711,322
    Net Change in Unrealized
   Appreciation/Depreciation on
   Investments                                          5,165,827   1,954,845  4,388,376  11,509,048             11,509,048
                                                    -------------- ----------  ---------  ----------  ---------  -----------
Net Gain (Loss) on Investments                         12,833,111  2,753,590  19,633,669 35,220,370             35,220,370
                                                    -------------- ---------- ---------- ----------  ---------  -----------

Net Increase (Decrease) in Net Assets
Resulting from Operations                            $13,737,843  $2,683,298 $21,153,291$37,574,432 $ 85,469   $ 37,659,901
                                                    ============== ========== ========== ==========  =========  ===========


PRO FORMA SCHEDULE OF INVESTMENTS
March 31, 2004 (Unaudited)

                                                        STRONG INDEX 500   WF INDEX FUND *    PRO FORMA COMBINED
                                                             FUND
                                                        ------------------ ------------------- --------------------
                                     INTEREST  MATURITY  SHARES OR  VALUE  SHARES OR  VALUE    SHARES OR     VALUE
                                                         PRINCIPAL         PRINCIPAL           PRINCIPAL
                                                         AMOUNT            AMOUNT              AMOUNT
                                     ------------------------------------- ------------------- --------------------
COMMON STOCK--98.21%
AMUSEMENT & RECREATION SERVICES--0.20%
Harrah's Entertainment Incorporated                       1,874   102,865   11,101    609,319    12,975    712,184
International Game Technology                             5,874   264,089   34,588  1,555,096    40,462  1,819,185

TOTAL AMUSEMENT & RECREATION SERVICES                             366,954           2,164,415            2,531,369
                                                                ----------         -----------          -----------

APPAREL & ACCESSORY STORES--0.48%
Gap Incorporated                                         15,199   333,162   89,346  1,958,461   104,545  2,291,623
Kohls Corporation+                                        5,769   278,803   33,911  1,638,913    39,680  1,917,716
Limited Brands                                            9,175   183,500   48,622    972,440    57,797  1,155,940
Nordstrom Incorporated                                    2,331    93,023   13,707    546,900    16,038    639,923

TOTAL APPAREL & ACCESSORY STORES                                  888,488           5,116,714            6,005,202
                                                                ----------         -----------          -----------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS--0.13%
Jones Apparel Group Incorporated                          2,143    77,472   12,600    455,489    14,743    532,961
Liz Claiborne Incorporated                                1,852    67,951   10,884    399,318    12,736    467,269
VF Corporation                                            1,834    85,641   10,778    503,312    12,612    588,953

TOTAL APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS
& SIMILAR MATERIALS                                               231,064           1,358,119            1,589,183
                                                                ----------         -----------          -----------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONs--0.11%
Autonation Incorporated+                                  4,666    79,562   27,434    467,751    32,100    547,313
Autozone Incorporated+                                    1,501   128,999    8,703    748,175    10,204    877,174

TOTAL AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS              208,561           1,215,926            1,424,487
                                                                ----------         -----------          -----------

AUTOMOTIVE REPAIR, SERVICES & PARKING--0.02%
Ryder System Incorporated                                 1,088    42,129    6,470    250,599     7,558    292,728

TOTAL AUTOMOTIVE REPAIR, SERVICES & PARKING                        42,129             250,599              292,728
                                                                ----------         -----------          -----------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS--0.16%
Centex Corporation                                        2,110   114,042   12,341    667,161    14,451    781,203
KB Home                                                     787    63,564    4,656    376,220     5,443    439,784
Pulte Homes Incorporated                                  2,105   117,060   12,509    695,512    14,614    812,572

TOTAL BUILDING CONSTRUCTION-GENERAL CONTRACTORS
& OPERATIVE BUILDERS                                              294,666           1,738,893            2,033,559
--------------------------------------------------------------------------         -----------          -----------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY
& MOBILE HOME DEALERS--1.26%
Home Depot Incorporated                                  38,604 1,442,259  226,918  8,477,671   265,522  9,919,930
Lowe's Companies Incorporated                            13,342   748,880   78,427  4,402,083    91,769  5,150,963
Sherwin-Williams Company                                  2,473    95,037   14,539    558,731    17,012    653,768

TOTAL BUILDING MATERIALS, HARDWARE,
GARDEN SUPPLY & MOBILE HOME DEALERS                             2,286,176          13,438,485           15,724,661
--------------------------------------------------------------------------         -----------          -----------

BUSINESS SERVICES--6.62%
Adobe Systems Incorporated                                4,004   157,891   23,766    937,108    27,770  1,094,999
Autodesk Incorporated                                     1,893    59,854   11,250    355,711    13,143    415,565
Automatic Data Processing Incorporated                   10,046   421,915   58,834  2,471,046    68,880  2,892,961
BMC Software Incorporated+                                3,840    75,067   22,453    438,965    26,293    514,032
Cendant Corporation                                      17,163   418,595  100,499  2,451,165   117,662  2,869,760
Citrix Systems Incorporated+                              2,784    60,188   16,368    353,884    19,152    414,072
Computer Associates International Incorporated            9,826   263,928   58,043  1,559,026    67,869  1,822,954
Computer Sciences Corporation+                            3,179   128,194   18,708    754,489    21,887    882,683
Compuware Corporation+                                    6,519    48,570   38,338    285,615    44,857    334,185
Convergys Corporation+                                    2,426    36,877   14,289    217,191    16,715    254,068
Deluxe Corporation                                          858    34,406    5,040    202,118     5,898    236,524
eBay Incorporated+                                       10,960   759,876   64,427  4,466,724    75,387  5,226,600
Electronic Arts Incorporated+                             5,054   272,695   29,811  1,608,603    34,865  1,881,298
Electronic Data Systems Corporation                       8,151   157,723   47,909    927,034    56,060  1,084,757
Equifax Incorporated                                      2,360    60,944   13,871    358,143    16,231    419,087
First Data Corporation                                   15,092   636,300   88,518  3,731,910   103,610  4,368,210
Fiserv Incorporated+                                      3,289   117,643   19,409    694,255    22,698    811,898
IMS Health Incorporated                                   4,063    94,499   23,882    555,503    27,945    650,002
Interpublic Group of Companies Incorporated+              7,034   108,184   41,374    636,330    48,408    744,514
Intuit Incorporated+                                      3,368   151,165   19,797    888,468    23,165  1,039,633
Mercury Interactive Corporation+                          1,527    68,422    8,979    402,266    10,506    470,688
Microsoft Corporation                                   183,115 4,572,375  1,076,5726,882,165  1,259,69331,454,540
Monster Worldwide Incorporated+                           1,914    50,149   11,270    295,275    13,184    345,424
NCR Corporation+                                          1,605    70,701    9,435    415,695    11,040    486,396
Novell Incorporated+                                      6,334    72,084   37,546    427,271    43,880    499,355
Omnicom Group Incorporated                                3,224   258,717   18,950  1,520,716    22,174  1,779,433
Oracle Corporation+                                      88,683 1,065,077  521,373  6,261,694   610,056  7,326,771
Parametric Technology Corporation+                        4,522    20,439   26,580    120,140    31,102    140,579
Peoplesoft Incorporated+                                  6,266   115,858   36,298    671,147    42,564    787,005
Robert Half International Incorporated+                   2,906    68,636   17,076    403,344    19,982    471,980
Siebel Systems Incorporated+                              8,412    96,828   49,456    569,244    57,868    666,072
Sun Microsystems Incorporated+                           55,424   230,563  327,818  1,363,724   383,242  1,594,287
Sungard Data Systems Incorporated+                        4,874   133,546   28,653    785,084    33,527    918,630
Symantec Corporation+                                     5,247   242,954   31,041  1,437,190    36,288  1,680,144
Unisys Corporation+                                       5,607    80,073   33,090    472,523    38,697    552,596
Veritas Software Corporation+                             7,254   195,213   42,644  1,147,552    49,898  1,342,765
Yahoo! Incorporated+                                     11,250   546,630   66,340  3,223,441    77,590  3,770,071

TOTAL BUSINESS SERVICES                                         11,952,779         70,291,759           82,244,538
                                                                ----------         -----------          -----------

CHEMICALS & ALLIED PRODUCTS--10.84%
Abbott Laboratories                                      26,525 1,090,191  155,944  6,409,285   182,469  7,499,476
Air Products & Chemicals Incorporated                     3,856   193,248   22,666  1,136,021    26,522  1,329,269
Alberto-Culver Company Class B                            1,496    65,637    8,979    393,915    10,475    459,552
Amgen Incorporated+                                      21,887 1,273,141  128,653  7,483,718   150,540  8,756,859
Avery Dennison Corporation                                1,875   116,621   11,016    685,335    12,891    801,956
Avon Products Incorporated                                4,013   304,435   23,477  1,781,206    27,490  2,085,641
Bristol-Myers Squibb Company                             32,904   797,254  193,594  4,690,789   226,498  5,488,043
Chiron Corporation+                                       3,185   140,157   18,703    823,102    21,888    963,259
Clorox Company                                            3,581   175,140   20,959  1,025,103    24,540  1,200,243
Colgate Palmolive Company                                 9,064   499,413   53,119  2,926,882    62,183  3,426,295
Dow Chemical Company                                     15,768   635,137   92,939  3,743,565   108,707  4,378,702
Du Pont (E.I.) de Nemours & Company                      16,912   714,027   99,519  4,201,694   116,431  4,915,721
Eastman Chemical Company                                  1,313    56,044    7,716    329,319     9,029    385,363
Ecolab Incorporated                                       4,372   124,738   25,653    731,886    30,025    856,624
Eli Lilly & Company                                      19,052 1,274,594  112,075  7,497,785   131,127  8,772,379
Forest Laboratories Incorporated+                         6,218   445,365   36,682  2,627,164    42,900  3,072,529
Genzyme Corporation+                                      3,803   178,880   22,354  1,051,554    26,157  1,230,434
Gillette Company                                         17,122   669,463  100,432  3,926,892   117,554  4,596,355
Great Lakes Chemical Corporation                            859    20,490    5,046    120,352     5,905    140,842
International Flavors & Fragrances Incorporated           1,589    56,398    9,340    331,587    10,929    387,985
King Pharmaceuticals Incorporated+                        4,093    68,920   24,050    404,999    28,143    473,919
Medimune Incorporated+                                    4,201    96,951   24,688    569,788    28,889    666,739
Merck & Company Incorporated                             37,752 1,668,271  221,843  9,803,238   259,595 11,471,509
Monsanto Company                                          4,465   163,731   26,482    971,111    30,947  1,134,842
Pfizer Incorporated                                     129,351 4,533,770  760,485 26,654,988   889,836 31,188,758
PPG Industries Incorporated                               2,883   168,103   17,078    995,621    19,961  1,163,724
Praxair Incorporated                                      5,517   204,787   32,431  1,203,841    37,948  1,408,628
Procter & Gamble Company                                 21,933 2,300,286  128,897 13,518,689   150,830 15,818,975
Rohm & Haas Company                                       3,778   150,529   22,207    884,723    25,985  1,035,252
Schering-Plough Corporation                              24,933   404,411  146,730  2,379,956   171,663  2,784,367
Sigma-Aldrich Corporation                                 1,177    65,119    6,915    382,669     8,092    447,788
Watson Pharmaceuticals Incorporated+                      1,832    78,392   10,766    460,695    12,598    539,087
Wyeth                                                    22,597   848,502  132,827  4,987,666   155,424  5,836,168

TOTAL CHEMICALS & Allied Products                               19,582,145         115,135,138          134,717,283
                                                                ----------         -----------          -----------

COMMUNICATIONS--4.45%
Alltel Corporation                                        5,295   264,181   31,124  1,552,775    36,419  1,816,956
AT&T Corporation                                         13,401   262,258   79,142  1,548,801    92,543  1,811,059
AT&T Wireless Services Incorporated+                     46,100   627,427  271,714  3,698,027   317,814  4,325,454
Avaya Incorporated+                                       7,116   112,999   42,346    672,455    49,462    785,454
BellSouth Corporation                                    31,122   861,768  182,667  5,058,044   213,789  5,919,812
Centurytel Incorporated                                   2,447    67,276   14,382    395,361    16,829    462,637
Clear Channel Communications Incorporated                10,444   442,318   61,395  2,600,065    71,839  3,042,383
Comcast Corporation Class A+                             38,191 1,097,620  224,496  6,452,024   262,687  7,549,644
Nextel Communications Incorporated Class A+              18,656   461,374  109,661  2,711,922   128,317  3,173,296
Qwest Communications International Incorporated+         29,998   129,293  176,149    759,202   206,147    888,495
SBC Communications Incorporated                          56,154 1,378,015  329,890  8,095,505   386,044  9,473,520
Sprint Corporation-FON Group                             15,339   282,689   90,155  1,661,560   105,494  1,944,249
Sprint Corporation-PCS Group+                            17,566   161,605  103,233    949,743   120,799  1,111,348
Univision Communications Incorporated Class A+            5,472   180,616   32,165  1,061,753    37,637  1,242,369
Verizon Communications Incorporated                      46,855 1,712,087  275,423 10,063,965   322,278 11,776,052

TOTAL COMMUNICATIONS                                            8,041,526          47,281,202           55,322,728
                                                                ----------         -----------          -----------

DEPOSITORY INSTITUTIONS--10.61%
Amsouth Bancorporation                                    5,957   140,056   35,014    823,169    40,971    963,225
Bank of America Corporation                              24,593 1,991,544  144,515 11,702,819   169,108 13,694,363
Bank of New York Company Incorporated                    13,125   413,438   77,179  2,431,127    90,304  2,844,565
Bank One Corporation                                     18,968 1,034,156  111,661  6,087,762   130,629  7,121,918
BB&T Corporation                                          9,274   327,370   54,516  1,924,399    63,790  2,251,769
Charter One Financial Incorporated                        3,778   133,585   22,203    785,111    25,981    918,696
Citigroup Incorporated                                   87,379 4,517,509  513,718 26,559,234   601,097 31,076,743
Comerica Incorporated                                     2,976   161,636   17,489    950,015    20,465  1,111,651
Fifth Third Bancorp                                       9,611   532,159   56,343  3,119,692    65,954  3,651,851
First Tennessee National Corporation                      2,129   101,559   12,517    597,080    14,646    698,639
FleetBoston Financial Corporation                        18,112   813,246  106,704  4,791,005   124,816  5,604,251
Golden West Financial Corporation                         2,578   288,595   15,152  1,696,273    17,730  1,984,868
Huntington Bancshares Incorporated                        3,883    86,172   22,876    507,624    26,759    593,796
JP Morgan Chase & Company                                34,870 1,462,784  205,271  8,611,108   240,141 10,073,892
Keycorp                                                   7,112   215,429   41,803  1,266,217    48,915  1,481,646
M&T Bank Corporation                                      2,034   182,793   11,892  1,068,494    13,926  1,251,287
Marshall & Ilsley Corporation                             3,842   145,253   22,583    853,880    26,425    999,133
Mellon Financial Corporation                              7,299   228,396   42,909  1,342,616    50,208  1,571,012
National City Corporation                                10,315   367,008   60,439  2,150,419    70,754  2,517,427
North Fork Bancorporation Incorporated                    2,573   108,893   15,127    640,169    17,700    749,062
Northern Trust Corporation                                3,738   174,175   21,977  1,023,897    25,715  1,198,072
PNC Financial Services Group                              4,705   260,731   27,652  1,532,500    32,357  1,793,231
Regions Financial Corporation                             3,769   137,649   22,157    809,178    25,926    946,827
SouthTrust Corporation                                    5,630   186,704   32,945  1,092,463    38,575  1,279,167
State Street Corporation                                  5,670   295,598   33,450  1,743,749    39,120  2,039,347
SunTrust Banks Incorporated                               4,777   332,986   28,143  1,961,823    32,920  2,294,809
Synovus Financial Corporation                             5,119   125,171   30,096    735,838    35,215    861,009
Union Planters Corporation                                3,200    95,516   18,806    561,349    22,006    656,865
US Bancorp                                               32,619   901,912  191,481  5,294,444   224,100  6,196,356
Wachovia Corporation                                     22,334 1,049,677  131,138  6,163,507   153,472  7,213,184
Washington Mutual Incorporated                           15,260   651,737   89,695  3,830,893   104,955  4,482,630
Wells Fargo & Company++                                   28,709 1,626,919  168,754  9,563,316   197,463 11,190,235
Zions Bancorporation                                      1,525    87,228    8,962    512,636    10,487    599,864

TOTAL DEPOSITORY INSTITUTIONS                                   19,177,584         112,733,806          131,911,390
                                                                ----------         -----------          -----------

EATING & DRINKING PLACES--0.53%
Darden Restaurants Incorporated                           2,798    69,365   16,437    407,485    19,235    476,850
McDonald's Corporation                                   21,458   613,041  125,840  3,595,261   147,298  4,208,302
Wendy's International Incorporated                        1,934    78,676   11,363    462,367    13,297    541,043
Yum! Brands Incorporated+                                 4,990   189,588   29,337  1,114,523    34,327  1,304,111

TOTAL EATING & DRINKING PLACES                                    950,670           5,579,636            6,530,306
                                                                ----------         -----------          -----------

EDUCATIONAL SERVICES--0.14%
Apollo Group Incorporated Class A+                        2,992   257,651   17,566  1,512,603    20,558  1,770,254

TOTAL EDUCATIONAL SERVICES                                        257,651           1,512,603            1,770,254
                                                                ----------         -----------          -----------

ELECTRIC, GAS & SANITARY SERVICES--3.11%
AES Corporation+                                         10,563    90,105   62,103    529,741    72,666    619,846
Allegheny Energy Incorporated+                            2,156    29,557   12,663    173,613    14,819    203,170
Allied Waste Industries Incorporated+                     5,432    72,299   31,936    425,071    37,368    497,370
Ameren Corporation                                        3,079   141,894   18,144    836,254    21,223    978,148
American Electric Power Company Incorporated              6,703   220,652   39,396  1,296,906    46,099  1,517,558
Calpine Corporation+                                      7,006    32,718   41,203    192,420    48,209    225,138
Centerpoint Energy Incorporated                           5,195    59,379   30,527    348,920    35,722    408,299
Cinergy Corporation                                       3,021   123,524   17,760    726,197    20,781    849,721
Citizens Communications Company+                          4,827    62,467   28,368    367,083    33,195    429,550
CMS Energy Corporation+                                   2,732    24,451   16,070    143,829    18,802    168,280
Consolidated Edison Incorporated                          3,825   168,681   22,540    994,019    26,365  1,162,700
Constellation Energy Group Incorporated                   2,839   113,400   16,683    666,480    19,522    779,880
Dominion Resources Incorporated                           5,504   353,916   32,355  2,080,421    37,859  2,434,337
DTE Energy Company                                        2,856   117,522   16,840    692,957    19,696    810,479
Duke Energy Corporation                                  15,397   347,982   90,512  2,045,580   105,909  2,393,562
Dynegy Incorporated Class A+                              6,401    25,347   37,576    148,802    43,977    174,149
Edison International                                      5,529   134,295   32,494    789,287    38,023    923,582
EL Paso Corporation                                      10,682    75,947   63,930    454,545    74,612    530,492
Entergy Corporation                                       3,882   230,972   22,819  1,357,757    26,701  1,588,729
Exelon Corporation                                        5,563   383,153   32,836  2,261,395    38,399  2,644,548
Firstenergy Corporation                                   5,596   218,689   32,896  1,285,577    38,492  1,504,266
FPL Group Incorporated                                    3,121   208,627   18,387  1,229,168    21,508  1,437,795
Keyspan Corporation                                       2,698   103,133   15,864    606,306    18,562    709,439
Kinder Morgan Incorporated                                2,091   131,784   12,290    774,528    14,381    906,312
Nicor Incorporated                                          748    26,339    4,392    154,733     5,140    181,072
Nisource Incorporated                                     4,454    94,649   26,177    556,256    30,631    650,905
Peoples Energy Corporation                                  625    27,895    3,715    165,853     4,340    193,748
PG&E Corporation+                                         7,060   204,515   41,786  1,210,545    48,846  1,415,060
Pinnacle West Capital Corporation                         1,549    60,955    9,103    358,215    10,652    419,170
PPL Corporation                                           3,008   137,182   17,685    806,454    20,693    943,636
Progress Energy Incorporated                              4,158   195,746   24,441  1,150,682    28,599  1,346,428
Public Service Enterprise Group Incorporated              3,990   187,436   23,555  1,106,613    27,545  1,294,049
Sempra Energy                                             3,838   122,047   22,662    720,667    26,500    842,714
Southern Company                                         12,423   378,898   73,025  2,227,278    85,448  2,606,176
TECO Energy Incorporated                                  3,188    46,639   18,732    274,048    21,920    320,687
TXU Corporation                                           5,495   157,480   32,303    925,798    37,798  1,083,278
Waste Management Incorporated                             9,841   297,014   57,534  1,736,387    67,375  2,033,401
Williams Companies Incorporated                           8,794    84,156   51,681    494,583    60,475    578,739
Xcel Energy Incorporated                                  6,768   120,535   39,776    708,417    46,544    828,952

TOTAL ELECTRIC, GAS & SANITARY SERVICES                         5,611,980          33,023,385           38,635,365
                                                                ----------         -----------          -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT--9.79%
ADC Telecommunications Incorporated+                     13,662    39,621   80,446    233,293    94,108    272,914
Advanced Micro Devices Incorporated+                      5,914    95,976   34,766    564,260    40,680    660,236
Altera Corporation+                                       6,427   131,434   37,774    772,481    44,201    903,915
American Power Conversion Corporation                     3,368    77,502   19,802    455,653    23,170    533,155
Analog Devices Incorporated                               6,310   302,949   37,278  1,789,724    43,588  2,092,673
Andrew Corporation+                                       2,607    45,621   15,839    277,182    18,446    322,803
Applied Micro Circuits Corporation+                       5,212    29,967   30,992    178,202    36,204    208,169
Broadcom Corporation Class A+                             5,138   201,245   30,203  1,183,044    35,341  1,384,289
Ciena Corporation+                                        8,042    39,967   47,369    235,423    55,411    275,390
Comverse Technology Incorporated+                         3,271    59,332   19,231    348,858    22,502    408,190
Cooper Industries Limited Class A                         1,584    90,553    9,180    524,913    10,764    615,466
Emerson Electric Company                                  7,140   427,829   42,064  2,520,495    49,204  2,948,324
General Electric Company                                172,889 5,276,572  1,017,1031,041,979  1,189,99236,318,551
Intel Corporation                                       110,015 2,992,411  646,681 17,589,736   756,696 20,582,147
International Business Machines Corporation              28,837 2,648,345  169,491 15,566,070   198,328 18,214,415
Jabil Circuit Incorporated+                               3,388    99,723   19,946    587,024    23,334    686,747
JDS Uniphase Corporation+                                24,351    99,110  143,219    582,901   167,570    682,011
KLA-Tencor Corporation+                                   3,303   166,329   19,578    985,757    22,881  1,152,086
Linear Technology Corporation                             5,300   196,213   31,144  1,152,947    36,444  1,349,160
LSI Logic Corporation+                                    6,433    60,088   37,805    353,095    44,238    413,183
Lucent Technologies Incorporated+                        71,901   295,512  424,864  1,746,190   496,765  2,041,702
Maxim Integrated Products Incorporated                    5,575   262,526   32,714  1,540,525    38,289  1,803,051
Maytag Corporation                                        1,333    42,094    7,834    247,328     9,167    289,422
Micron Technology Incorporated+                          10,362   173,143   60,773  1,015,523    71,135  1,188,666
Molex Incorporated                                        3,230    98,152   18,989    577,075    22,219    675,227
Motorola Incorporated                                    39,614   697,211  233,444  4,108,622   273,058  4,805,833
National Semiconductor Corporation+                       3,061   136,011   17,757    788,937    20,818    924,948
Network Appliance Incorporated+                           5,853   125,555   34,417    738,241    40,270    863,796
Novellus Systems Incorporated+                            2,584    82,157   15,292    486,133    17,876    568,290
Nvidia Corporation+                                       2,751    72,869   16,174    428,448    18,925    501,317
PMC-Sierra Incorporated+                                  2,931    49,731   17,231    292,409    20,162    342,140
Power-One Incorporated+                                   1,415    15,645    8,305     91,848     9,720    107,493
QLogic Corporation+                                       1,603    52,916    9,452    312,002    11,055    364,918
Qualcomm Incorporated                                    13,632   905,444   80,298  5,333,366    93,930  6,238,810
Rockwell Collins Incorporated                             3,004    94,954   17,805    562,812    20,809    657,766
Sanmina-SCI Corporation+                                  8,776    96,625   51,743    569,694    60,519    666,319
Scientific-Atlanta Incorporated                           2,576    83,302   15,212    491,949    17,788    575,251
Solectron Corporation+                                   14,182    78,426   83,423    461,329    97,605    539,755
Tellabs Incorporated+                                     7,077    61,076   41,426    357,506    48,503    418,582
Texas Instruments Incorporated                           29,364   858,025  172,779  5,048,596   202,143  5,906,621
Thomas & Betts Corporation+                                 993    21,661    5,831    127,231     6,824    148,892
Whirlpool Corporation                                     1,182    81,383    6,947    478,446     8,129    559,829
Xilinx Incorporated+                                      5,808   220,707   34,383  1,306,572    40,191  1,527,279

TOTAL ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
COMPONENTS, EXCEPT COMPUTER EQUIPMENT                            17,685,912       104,053,819          121,739,731
                                                                 ----------         -----------          -----------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES--0.34%
Fluor Corporation                                         1,392    53,874    8,182    316,567     9,574    370,441
Moody's Corporation                                       2,524   178,729   14,841  1,050,708    17,365  1,229,437
Paychex Incorporated                                      6,397   227,728   37,652  1,340,424    44,049  1,568,152
Quest Diagnostics Incorporated                            1,764   146,109   10,332    855,840    12,096  1,001,949

TOTAL ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT
& RELATED SERVICES                                                606,440           3,563,539            4,169,979
                                                                ----------         -----------          -----------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT--0.54%
Ball Corporation                                            956    64,796    5,621    380,969     6,577    445,765
Crane Company                                             1,009    33,288    5,926    195,570     6,935    228,858
Fortune Brands Incorporated                               2,475   189,641   14,548  1,114,836    17,023  1,304,477
Illinois Tool Works Incorporated                          5,228   414,200   30,730  2,434,773    35,958  2,848,973
Masco Corporation                                         7,733   235,396   45,126  1,373,181    52,859  1,608,577
Snap-On Incorporated                                        989    31,987    5,811    187,928     6,800    219,915

TOTAL FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
TRANSPORTATION EQUIPMENT                                          969,308           5,687,257            6,656,565
                                                                ----------         -----------          -----------

FINANCIAL SERVICES--0.04%
Janus Capital Group Incorporated                          4,085    66,906   24,003    393,168    28,088    460,074

TOTAL FINANCIAL SERVICES                                           66,906             393,168              460,074
                                                                ----------         -----------          -----------

FOOD & KINDRED PRODUCTS--3.84%
Adolph Coors Company Class B                                618    42,915    3,630    252,117     4,248    295,032
Anheuser-Busch Companies Incorporated                    13,824   705,048   81,260  4,144,247    95,084  4,849,295
Archer-Daniels-Midland Company                           10,973   185,115   64,627  1,090,262    75,600  1,275,377
Campbell Soup Company                                     6,962   189,849   40,997  1,117,997    47,959  1,307,846
Coca Cola Company                                        41,501 2,087,518  243,878 12,267,074   285,379 14,354,592
Coca Cola Enterprises Incorporated                        7,718   186,537   45,771  1,106,291    53,489  1,292,828
ConAgra Foods Incorporated                                9,110   245,410   53,548  1,442,587    62,658  1,687,997
General Mills Incorporated                                6,335   295,700   37,384  1,745,064    43,719  2,040,764
Hercules Incorporated+                                    1,883    21,619   11,062    126,987    12,945    148,606
Hershey Foods Corporation                                 2,208   182,922   12,977  1,075,153    15,185  1,258,075
HJ Heinz Company                                          5,971   222,643   35,116  1,309,478    41,087  1,532,121
Kellogg Company                                           6,959   273,072   41,129  1,613,883    48,088  1,886,955
McCormick & Company Incorporated                          2,355    78,936   13,697    459,137    16,052    538,073
Pepsi Bottling Group Incorporated                         4,459   132,662   25,899    770,500    30,358    903,162
PepsiCo Incorporated                                     29,036 1,563,566  170,571  9,185,250   199,607 10,748,816
Sara Lee Corporation                                     13,408   293,109   78,908  1,724,928    92,316  2,018,037
WM Wrigley Jr Company                                     3,813   225,438   22,426  1,325,820    26,239  1,551,258

TOTAL FOOD & KINDRED PRODUCTS                                   6,932,059          40,756,775           47,688,834
                                                                ----------         -----------          -----------

FOOD STORES--0.34%
Albertson's Incorporated                                  6,225   137,880   36,595    810,574    42,820    948,454
Kroger Company+                                          12,643   210,381   74,305  1,236,436    86,948  1,446,817
Starbucks Corporation+                                    6,682   252,245   39,509  1,491,455    46,191  1,743,700
Winn-Dixie Stores Incorporated+                           2,405    18,277   14,139    107,456    16,544    125,733

TOTAL FOOD STORES                                                 618,783           3,645,921            4,264,704
                                                                ----------         -----------          -----------

FORESTRY--0.14%
Weyerhaeuser Company                                      3,729   244,274   21,923  1,435,948    25,652  1,680,222

TOTAL FORESTRY                                                    244,274           1,435,948            1,680,222
                                                                ----------         -----------          -----------

FURNITURE & Fixtures--0.10%
Leggett & Platt Incorporated                              3,256    77,197   19,142    453,866    22,398    531,063
Newell Rubbermaid Incorporated                            4,657   108,031   27,367    634,921    32,024    742,952

TOTAL FURNITURE & FIXTURES                                        185,228           1,088,787            1,274,015
                                                                ----------         -----------          -----------

GENERAL MERCHANDISE STORES--1.00%
Big Lots Incorporated+                                    1,985    28,776   11,661    169,079    13,646    197,855
Dollar General Corporation                                5,717   109,773   33,612    645,343    39,329    755,116
Family Dollar Stores Incorporated                         2,926   105,186   17,167    617,159    20,093    722,345
Federated Department Stores Incorporated                  3,068   165,820   18,031    974,571    21,099  1,140,391
JC Penney Company Incorporated                            4,632   161,093   27,230    947,048    31,862  1,108,141
May Department Stores Company                             4,897   169,339   28,782    995,265    33,679  1,164,604
Sears Roebuck & Company                                   3,819   164,081   22,233    955,140    26,052  1,119,221
Target Corporation                                       15,465   696,523   90,904  4,094,323   106,369  4,790,846
TJX Companies Incorporated                                8,540   209,739   50,194  1,232,759    58,734  1,442,498

TOTAL GENERAL MERCHANDISE STORES                                1,810,330          10,630,687           12,441,017
                                                                ----------         -----------          -----------

HEALTH SERVICES--0.63%
Biogen IDEC Incorporated+                                 5,559   309,066   32,672  1,816,581    38,231  2,125,647
Caremark RX Incorporated+                                 7,562   251,452   44,539  1,480,906    52,101  1,732,358
HCA Incorporated                                          8,408   341,520   49,419  2,007,399    57,827  2,348,919
Health Management Association Incorporated Class A        4,070    94,457   24,228    562,341    28,298    656,798
Manor Care Incorporated                                   1,512    53,357    8,911    314,477    10,423    367,834
Tenet Healthcare Corporation+                             7,887    88,021   46,354    517,316    54,241    605,337

TOTAL HEALTH SERVICES                                           1,137,873           6,699,020            7,836,893
                                                                ----------         -----------          -----------

HOLDING & OTHER INVESTMENT OFFICES--0.44%
Apartment Investment & Management Company Class A         1,599    49,711    9,331    290,086    10,930    339,797
Equity Office Properties Trust                            6,783   195,970   39,870  1,151,846    46,653  1,347,816
Equity Residential                                        4,673   139,496   27,780    829,237    32,453    968,733
Plum Creek Timber Company                                 3,104   100,830   18,268    593,347    21,372    694,177
Prologis                                                  3,053   109,507   18,059    647,777    21,112    757,284
Simon Property Group Incorporated                         3,246   189,715   19,080  1,115,020    22,326  1,304,735

TOTAL HOLDING & OTHER INVESTMENT OFFICES                          785,229           4,627,313            5,412,542
                                                                ----------         -----------          -----------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES--0.35%
Bed Bath & Beyond Incorporated+                           5,025   209,827   29,759  1,242,732    34,784  1,452,559
Best Buy Company Incorporated                             5,491   283,981   32,381  1,674,729    37,872  1,958,710
Circuit City Stores Incorporated                          3,556    40,177   20,999    237,293    24,555    277,470
RadioShack Corporation                                    2,785    92,352   16,367    542,736    19,152    635,088

TOTAL HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES              626,337           3,697,490            4,323,827
                                                                ----------         -----------          -----------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES--0.23%
Hilton Hotels Corporation                                 6,436   104,587   37,838    614,867    44,274    719,454
Marriott International Incorporated Class A               3,924   166,956   22,944    976,275    26,868  1,143,231
Starwood Hotels & Resorts Worldwide Incorporated          3,431   138,959   20,360    824,599    23,791    963,558

TOTAL HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES          410,502           2,415,741            2,826,243
                                                                ----------         -----------          -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT--4.90%
3M Company                                               13,310 1,089,721   78,154  6,398,489    91,464  7,488,210
American Standard Companies Incorporated+                 1,235   140,499    7,203    819,341     8,438    959,840
Apple Computer Incorporated+                              6,219   168,225   36,875    997,459    43,094  1,165,684
Applied Materials Incorporated+                          28,451   608,284  167,701  3,585,447   196,152  4,193,731
Baker Hughes Incorporated                                 5,681   207,252   33,396  1,218,270    39,077  1,425,522
Black & Decker Corporation                                1,319    75,087    7,824    445,517     9,143    520,604
Caterpillar Incorporated                                  5,891   465,840   34,632  2,738,334    40,523  3,204,174
Cisco Systems Incorporated+                             116,619 2,742,880  685,455 16,121,893   802,074 18,864,773
Cummins Incorporated                                        717    41,931    4,269    249,494     4,986    291,425
Deere & Company                                           4,109   284,808   24,285  1,683,209    28,394  1,968,017
Dell Incorporated+                                       43,444 1,460,575  255,364  8,585,330   298,808 10,045,905
Dover Corporation                                         3,436   133,233   20,263    785,606    23,699    918,839
EMC Corporation+                                         40,909   556,770  241,204  3,282,783   282,113  3,839,553
Gateway Incorporated+                                     6,109    32,257   37,347    197,191    43,456    229,448
Ingersoll-Rand Company Class A                            2,954   199,832   17,491  1,183,265    20,445  1,383,097
Lexmark International Incorporated+                       2,180   200,530   12,813  1,178,808    14,993  1,379,338
Pall Corporation                                          2,121    48,115   12,539    284,511    14,660    332,626
Parker Hannifin Corporation                               2,012   113,684   11,826    668,158    13,838    781,842
Pitney Bowes Incorporated                                 3,963   168,865   23,297    992,698    27,260  1,161,563
Stanley Works                                             1,376    58,713    8,084    345,015     9,460    403,728
Symbol Technologies Incorporated                          3,913    53,999   23,059    318,214    26,972    372,213

TOTAL INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT    8,851,100          52,079,032           60,930,132
                                                                ----------         -----------          -----------

INSURANCE AGENTS, BROKERS & SERVICE--0.91%
ACE Limited                                               4,735   201,983   27,833  1,187,374    32,568  1,389,357
AON Corporation                                           5,320   148,495   31,277    872,952    36,597  1,021,447
Humana Incorporated+                                      2,733    51,975   16,168    307,506    18,901    359,481
Jefferson-Pilot Corporation                               2,394   131,675   14,068    773,886    16,462    905,561
Marsh & McLennan Companies Incorporated                   8,997   416,561   52,883  2,448,504    61,880  2,865,065
Medco Health Solutions Incorporated+                      4,586   155,919   26,959    916,610    31,545  1,072,529
Metlife Incorporated                                     12,898   460,211   75,815  2,705,070    88,713  3,165,281
UNUMProvident Corporation                                 5,024    73,507   29,528    431,989    34,552    505,496

TOTAL INSURANCE AGENTS, BROKERS & SERVICE                       1,640,326           9,643,891           11,284,217
                                                                ----------         -----------          -----------

INSURANCE CARRIERS--4.96%
Aetna Incorporated                                        2,589   232,273   15,291  1,371,948    17,880  1,604,221
AFLAC Incorporated                                        8,702   349,286   51,147  2,053,022    59,849  2,402,308
Allstate Corporation                                     11,937   542,665   70,171  3,189,958    82,108  3,732,623
AMBAC Financial Group Incorporated                        1,813   133,779   10,657    786,267    12,470    920,046
American International Group Incorporated                44,250 3,157,214  260,203 18,565,502   304,453 21,722,716
Anthem Incorporated+                                      2,346   212,641   13,791  1,250,025    16,137  1,462,666
Chubb Corporation                                         3,186   221,573   18,728  1,302,330    21,914  1,523,903
Cigna Corporation                                         2,384   140,702   14,060    829,815    16,444    970,517
Cincinnati Financial Corporation                          2,722   118,290   16,000    695,201    18,722    813,491
Hartford Financial Services Group Incorporated            4,920   313,380   29,057  1,850,916    33,977  2,164,296
John Hancock Financial Services Incorporated              4,909   214,484   28,854  1,260,638    33,763  1,475,122
Lincoln National Corporation                              3,020   142,918   17,751    839,977    20,771    982,895
Loews Corporation                                         3,147   185,854   18,495  1,092,333    21,642  1,278,187
MBIA Incorporated                                         2,446   153,348   14,374    901,273    16,820  1,054,621
MGIC Investment Corporation                               1,670   107,270    9,818    630,631    11,488    737,901
Principal Financial Group Incorporated                    5,479   195,231   31,993  1,139,911    37,472  1,335,142
Progressive Corporation                                   3,665   321,059   21,637  1,895,358    25,302  2,216,417
Prudential Financial Incorporated                         9,171   410,682   53,907  2,413,934    63,078  2,824,616
Safeco Corporation                                        2,351   101,510   13,819    596,576    16,170    698,086
St Paul Companies Incorporated                            3,872   154,901   22,739    909,796    26,611  1,064,697
Torchmark Corporation                                     1,921   103,310   11,287    607,129    13,208    710,439
Travelers Property Casualty Corporation Class B          17,048   294,420  100,216  1,730,729   117,264  2,025,149
UnitedHealth Group Incorporated                          10,616   684,073   62,414  4,021,974    73,030  4,706,047
Wellpoint Health Networks Incorporated+                   2,618   297,753   15,468  1,759,054    18,086  2,056,807
XL Capital Limited Class A                                2,329   177,086   13,690  1,041,016    16,019  1,218,102

TOTAL INSURANCE CARRIERS                                        8,965,702          52,735,313           61,701,015
                                                                ----------         -----------          -----------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE--0.11%
Georgia-Pacific Corporation                               4,312   145,285   25,302    852,439    29,614    997,724
Louisiana-Pacific Corporation                             1,798    46,377   10,560    272,455    12,358    318,832

TOTAL LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE                    191,662           1,124,894            1,316,556
                                                                ----------         -----------          -----------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
Photographic, Medical & Optical Goods--0.2.95%
Agilent Technologies Incorporated+                        8,067   255,175   47,424  1,500,034    55,491  1,755,209
Allergan Incorporated                                     2,213   186,248   13,087  1,101,419    15,300  1,287,667
Applera Corporation-Applied Biosystems Group              3,529    69,801   20,579    407,062    24,108    476,863
Bausch & Lomb Incorporated                                  890    53,369    5,229    313,577     6,119    366,946
Baxter International Incorporated                        10,355   319,853   60,868  1,880,220    71,223  2,200,073
Becton Dickinson & Company                                4,308   208,865   25,203  1,221,864    29,511  1,430,729
Biomet Incorporated                                       4,338   166,390   25,514    978,710    29,852  1,145,100
Boston Scientific Corporation+                           13,899   589,045   81,698  3,462,377    95,597  4,051,422
C.R. Bard Incorporated                                      880    85,931    5,172    505,004     6,052    590,935
Danaher Corporation                                       2,605   243,251   15,349  1,433,120    17,954  1,676,371
Eastman Kodak Company                                     4,863   127,262   28,581    747,971    33,444    875,233
Guidant Corporation                                       5,277   334,373   31,067  1,968,726    36,344  2,303,099
Medtronic Incorporated                                   20,566   982,008  120,898  5,772,903   141,464  6,754,911
Millipore Corporation+                                      828    42,566    4,868    250,097     5,696    292,663
PerkinElmer Incorporated                                  2,153    44,552   12,652    261,760    14,805    306,312
Raytheon Company                                          7,062   221,311   41,512  1,300,989    48,574  1,522,300
Rockwell Automation Incorporated                          3,163   109,651   18,652    646,653    21,815    756,304
St Jude Medical Incorporated+                             2,927   211,039   17,207  1,240,622    20,134  1,451,661
Stryker Corporation                                       3,385   299,631   19,895  1,761,348    23,280  2,060,979
Tektronix Incorporated                                    1,434    46,904    8,452    276,468     9,886    323,372
Teradyne Incorporated+                                    3,246    77,347   19,083    454,754    22,329    532,101
Thermo Electron Corporation+                              2,763    78,145   16,519    467,154    19,282    545,299
Waters Corporation+                                       2,061    84,157   12,110    494,565    14,171    578,722
Xerox Corporation+                                       13,437   195,775   79,559  1,159,176    92,996  1,354,951
Zimmer Holdings Incorporated+                             4,103   302,708   24,118  1,779,407    28,221  2,082,115

TOTAL MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
PHOTOGRAPH, MEDICAL & OPTICAL GOODS                             5,335,357          31,385,980           36,721,337
                                                                ----------         -----------          -----------

METAL MINING--0.33%
Freeport-McMoRan Copper & Gold Incorporated Class B       3,310   129,399   19,552    764,278    22,862    893,677
Newmont Mining Corporation                                7,331   341,856   43,092  2,009,383    50,423  2,351,239
Phelps Dodge Corporation+                                 1,557   127,144    9,250    755,331    10,807    882,475

TOTAL METAL MINING                                                598,399           3,528,992            4,127,391
                                                                ----------         -----------          -----------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS--0.05%
Vulcan Materials Company                                  1,726    81,875   10,143    481,172    11,869    563,047

TOTAL MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS     81,875             481,172              563,047
                                                                ----------         -----------          -----------

MISCELLANEOUS MANUFACTURING INDUSTRIES--2.91%
Eaton Corporation                                         2,579   144,895   15,160    851,822    17,739    996,717
Hasbro Incorporated                                       2,961    64,408   17,402    378,493    20,363    442,901
Hewlett-Packard Company                                  51,736 1,181,649  304,262  6,949,334   355,998  8,130,983
ITT Industries Incorporated                               1,565   119,489    9,202    702,409    10,767    821,898
Johnson & Johnson                                        50,361 2,554,289  295,997 15,012,991   346,358 17,567,280
Mattel Incorporated                                       7,295   134,514   42,874    790,601    50,169    925,115
Tiffany & Company                                         2,488    94,953   14,624    558,214    17,112    653,167
Tyco International Limited                               33,918   971,757  199,461  5,714,555   233,379  6,686,312

TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES                    5,265,954          30,958,419           36,224,373
                                                                ----------         -----------          -----------

MISCELLANEOUS RETAIL--3.31%
Costco Wholesale Corporation+                             7,766   291,704   45,686  1,715,978    53,452  2,007,682
CVS Corporation                                           6,701   236,559   39,534  1,395,568    46,235  1,632,127
Dillards Incorporated Class A                             1,412    27,057    8,310    159,215     9,722    186,272
Express Scripts Incorporated+                             1,332    99,380    7,735    576,934     9,067    676,314
Office Depot Incorporated+                                5,312    99,973   30,973    582,910    36,285    682,883
Staples Incorporated                                      8,401   213,291   49,801  1,264,457    58,202  1,477,748
Toys R Us Incorporated+                                   3,624    60,875   21,291    357,689    24,915    418,564
Wal-Mart Stores Incorporated                             73,418 4,382,323  431,631 25,764,056   505,049 30,146,379
Walgreen Company                                         17,395   573,171  102,218  3,368,087   119,613  3,941,258

TOTAL MISCELLANEOUS RETAIL                                      5,984,333          35,184,894           41,169,227
                                                                ----------         -----------          -----------

MOTION PICTURES--1.20%
Time Warner Incorporated+                                77,126 1,300,345  454,080  7,655,795   531,206  8,956,140
Walt Disney Company                                      34,703   867,236  204,217  5,103,374   238,920  5,970,610

TOTAL MOTION PICTURES                                           2,167,581          12,759,169           14,926,750
                                                                ----------         -----------          -----------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING--0.74%
United Parcel Service Incorporated Class B               19,127 1,335,816  112,607  7,864,462   131,734  9,200,278

TOTAL MOTOR FREIGHT TRANSPORTATION & WAREHOUSING                1,335,816           7,864,462            9,200,278
                                                                ----------         -----------          -----------

NON-DEPOSITORY CREDIT INSTITUTIONS--2.56%
American Express Company                                 21,824 1,131,588  128,287  6,651,687   150,111  7,783,275
Capital One Financial Corporation                         3,918   295,518   23,031  1,737,217    26,949  2,032,735
Countrywide Financial Corporation                         3,124   299,571   18,363  1,761,007    21,487  2,060,578
Fannie Mae                                               16,487 1,225,780   96,909  7,205,184   113,396  8,430,964
Freddie Mac                                              11,704   691,232   68,664  4,055,323    80,368  4,746,555
MBNA Corporation                                         21,679   598,996  127,429  3,520,852   149,108  4,119,848
Providian Financial Corporation+                          4,926    64,528   28,946    379,186    33,872    443,714
SLM Corporation                                           7,650   320,138   44,963  1,881,705    52,613  2,201,843

TOTAL NON-DEPOSITORY CREDIT INSTITUTIONS                        4,627,351          27,192,161           31,819,512
                                                                ----------         -----------          -----------

OIL & GAS EXTRACTION--1.61%
Anadarko Petroleum Corporation                            4,257   220,753   25,099  1,301,615    29,356  1,522,368
Apache Corporation                                        5,499   237,391   32,322  1,395,321    37,821  1,632,712
BJ Services Company+                                      2,686   116,228   15,878    687,025    18,564    803,253
Burlington Resources Incorporated                         3,371   214,473   19,730  1,255,442    23,101  1,469,915
Devon Energy Corporation                                  3,946   229,433   23,194  1,348,711    27,140  1,578,144
EOG Resources Incorporated                                1,953    89,624   11,478    526,723    13,431    616,347
Halliburton Company                                       7,433   225,898   43,690  1,327,738    51,123  1,553,636
Kerr-McGee Corporation                                    1,711    88,140   10,058    517,979    11,769    606,119
Nabors Industries Limited+                                2,488   113,807   14,620    668,853    17,108    782,660
Noble Corporation+                                        2,270    87,220   13,391    514,487    15,661    601,707
Occidental Petroleum Corporation                          6,553   301,776   38,712  1,782,674    45,265  2,084,450
Rowan Companies Incorporated+                             1,710    36,057   10,385    219,011    12,095    255,068
Schlumberger Limited                                      9,962   636,055   58,710  3,748,651    68,672  4,384,706
Transocean Incorporated+                                  5,428   151,396   31,904    889,802    37,332  1,041,198
Unocal Corporation                                        4,393   163,780   25,826    962,792    30,219  1,126,572

TOTAL OIL & GAS EXTRACTION                                      2,912,031          17,146,824           20,058,855
                                                                ----------         -----------          -----------

PAPER & ALLIED PRODUCTS--0.66%
Bemis Company Incorporated                                1,803    46,883   10,595    275,481    12,398    322,364
Boise Cascade Corporation                                 1,467    50,819    8,699    301,408    10,166    352,227
International Paper Company                               8,152   344,496   47,919  2,025,067    56,071  2,369,563
Kimberly-Clark Corporation                                8,533   538,462   50,022  3,156,362    58,555  3,694,824
MeadWestvaco Corporation                                  3,404    96,288   20,058    567,433    23,462    663,721
Pactiv Corporation+                                       2,667    59,346   15,682    348,925    18,349    408,271
Temple-Inland Incorporated                                  921    58,338    5,456    345,553     6,377    403,891

TOTAL PAPER & ALLIED PRODUCTS                                   1,194,632           7,020,229            8,214,861
                                                                ----------         -----------          -----------

PERSONAL SERVICES--0.16%
Cintas Corporation                                        2,898   126,029   17,059    741,913    19,957    867,942
H & R Block Incorporated                                  3,025   154,371   17,780    907,327    20,805  1,061,698

TOTAL PERSONAL SERVICES                                           280,400           1,649,240            1,929,640
                                                                ----------         -----------          -----------

PETROLEUM REFINING & RELATED INDUSTRIES--4.13%
Amerada Hess Corporation                                  1,525    99,568    8,963    585,127    10,488    684,695
Ashland Incorporated                                      1,164    54,129    6,932    322,262     8,096    376,391
ChevronTexaco Corporation                                18,137 1,592,067  106,690  9,365,234   124,827 10,957,301
ConocoPhillips                                           11,583   808,586   68,236  4,763,582    79,819  5,572,168
Exxon Mobil Corporation                                 111,240 4,626,476  654,014 27,200,461   765,254 31,826,937
Marathon Oil Corporation                                  5,769   194,249   33,935  1,142,588    39,704  1,336,837
Sunoco Incorporated                                       1,311    81,776    7,704    480,556     9,015    562,332

TOTAL PETROLEUM REFINING & RELATED INDUSTRIES                   7,456,851          43,859,810           51,316,661
                                                                ----------         -----------          -----------

PRIMARY METAL INDUSTRIES--0.43%
Alcoa Incorporated                                       14,720   510,632   86,798  3,011,038   101,518  3,521,670
Allegheny Technologies Incorporated                       1,370    16,574    8,043     97,317     9,413    113,891
Engelhard Corporation                                     2,128    63,608   12,512    373,988    14,640    437,596
Nucor Corporation                                         1,329    81,687    7,808    480,032     9,137    561,719
United States Steel Corporation                           1,884    70,210   11,288    420,712    13,172    490,922
Worthington Industries Incorporated                       1,462    28,023    8,619    165,226    10,081    193,249

TOTAL PRIMARY METAL INDUSTRIES                                    770,734           4,548,313            5,319,047
                                                                ----------         -----------          -----------

PRINTING, PUBLISHING & ALLIED INDUSTRIES--1.41%
American Greetings Corporation Class A+                   1,128    25,694    6,685    152,224     7,813    177,918
Dow Jones & Company Incorporated                          1,384    66,292    8,135    389,734     9,519    456,026
Gannett Company Incorporated                              4,599   405,352   27,034  2,382,783    31,633  2,788,135
Knight-Ridder Incorporated                                1,356    99,316    7,968    583,685     9,324    683,001
McGraw-Hill Companies Incorporated                        3,251   247,509   19,089  1,453,400    22,340  1,700,909
Meredith Corporation                                        851    43,051    5,003    252,945     5,854    295,996
New York Times Company Class A                            2,528   111,721   14,948    660,687    17,476    772,408
RR Donnelley & Sons Company                               3,634   109,918   21,367    646,338    25,001    756,256
Tribune Company                                           5,601   282,519   32,929  1,660,929    38,530  1,943,448
Viacom Incorporated Class B                              29,680 1,163,752  174,461  6,840,603   204,141  8,004,355

TOTAL PRINTING, PUBLISHING & ALLIED INDUSTRIES                  2,555,124          15,023,328           17,578,452
                                                                ----------         -----------          -----------

RAILROAD TRANSPORTATION--0.40%
Burlington Northern Santa Fe Corporation                  6,299   198,421   37,101  1,168,691    43,400  1,367,112
CSX Corporation                                           3,632   110,006   21,345    646,536    24,977    756,542
Norfolk Southern Corporation                              6,625   146,345   38,996    861,429    45,621  1,007,774
Union Pacific Corporation                                 4,368   261,284   25,815  1,544,243    30,183  1,805,527

TOTAL RAILROAD TRANSPORTATION                                     716,056           4,220,899            4,936,955
                                                                ----------         -----------          -----------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS--0.28%
Cooper Tire & Rubber Company                              1,254    25,261    7,365    148,397     8,619    173,658
Goodyear Tire & Rubber Company+                           2,977    25,425   17,486    149,328    20,463    174,753
Nike Incorporated Class B                                 4,453   346,731   26,242  2,043,490    30,695  2,390,221
Reebok International Limited                                999    41,299    5,873    242,852     6,872    284,151
Sealed Air Corporation+                                   1,442    71,717    8,475    421,459     9,917    493,176

TOTAL RUBBER & MISCELLANEOUS PLASTICS PRODUCTS                    510,433           3,005,526            3,515,959
                                                                ----------         -----------          -----------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES--2.28%
Bear Stearns Companies Incorporated                       1,759   154,253   10,342    906,826    12,101  1,061,079
Charles Schwab Corporation                               23,016   267,217  135,300  1,570,831   158,316  1,838,048
Federated Investors Incorporated Class B                  1,843    57,929   10,837    340,616    12,680    398,545
Franklin Resources Incorporated                           4,258   237,096   24,875  1,385,036    29,133  1,622,132
Goldman Sachs Group Incorporated                          8,183   853,892   48,203  5,029,950    56,386  5,883,842
Lehman Brothers Holdings Incorporated                     4,686   388,339   27,652  2,291,512    32,338  2,679,851
Merrill Lynch & Company Incorporated                     16,432   978,688   96,772  5,763,738   113,204  6,742,426
Morgan Stanley                                           18,579 1,064,601  109,404  6,268,953   127,983  7,333,554
T Rowe Price Group Incorporated                           2,112   113,713   12,553    675,703    14,665    789,416

TOTAL SECURITY & COMMODITY BROKERS, DEALERS,
EXCHANGES & SERVICES                                            4,115,728          24,233,165           28,348,893
                                                                ----------         -----------          -----------

STONE, CLAY, GLASS & CONCRETE PRODUCTS--0.14%
Corning Incorporated+                                    22,735   254,183  134,431  1,502,936   157,166  1,757,119

TOTAL STONE, CLAY, GLASS & CONCRETE PRODUCTS                      254,183           1,502,936            1,757,119
                                                                ----------         -----------          -----------

TOBACCO PRODUCTS--1.15%
Altria Group Incorporated                                34,682 1,888,436  204,125 11,114,622   238,807 13,003,058
RJ Reynolds Tobacco Holdings Incorporated                 1,436    86,889    8,440    510,643     9,876    597,532
UST Incorporated                                          2,814   101,570   16,541    597,114    19,355    698,684

TOTAL TOBACCO PRODUCTS                                          2,076,895          12,222,379           14,299,274
                                                                ----------         -----------          -----------

TRANSPORTATION BY AIR--0.32%
Delta Air Lines Incorporated+                             2,096    16,602   12,313     97,519    14,409    114,121
Fedex Corporation                                         5,061   380,408   29,759  2,236,680    34,820  2,617,088
Southwest Airlines Company                               13,355   189,780   78,730  1,118,752    92,085  1,308,532

TOTAL TRANSPORTATION BY AIR                                       586,790           3,452,951            4,039,741
                                                                ----------         -----------          -----------

TRANSPORTATION EQUIPMENT--2.68%
Boeing Company                                           14,274   586,224   84,021  3,450,763    98,295  4,036,987
Brunswick Corporation                                     1,552    63,383    9,339    381,324    10,891    444,707
Dana Corporation                                          2,523    50,097   14,838    294,675    17,361    344,772
Delphi Corporation                                        9,508    94,703   55,881    556,571    65,389    651,274
Ford Motor Company                                       31,067   421,572  182,653  2,478,606   213,720  2,900,178
General Dynamics Corporation                              3,355   299,694   19,767  1,765,808    23,122  2,065,502
General Motors Corporation                                9,515   448,140   56,050  2,639,975    65,565  3,088,115
Genuine Parts Company                                     2,952    96,595   17,350    567,706    20,302    664,301
Goodrich Corporation                                      1,996    56,027   11,729    329,238    13,725    385,265
Harley-Davidson Incorporated                              5,141   274,215   30,216  1,611,736    35,357  1,885,951
Honeywell International Incorporated                     14,612   494,602   85,652  2,899,314   100,264  3,393,916
Johnson Controls Incorporated                             3,175   187,797   18,805  1,112,321    21,980  1,300,118
Lockheed Martin Corporation                               7,650   349,162   44,968  2,052,329    52,618  2,401,491
Navistar International Corporation+                       1,166    53,457    6,872    315,060     8,038    368,517
Northrop Grumman Corporation                              3,151   310,124   18,613  1,831,892    21,764  2,142,016
Paccar Incorporated                                       2,969   166,997   17,456    981,717    20,425  1,148,714
Textron Incorporated                                      2,308   122,646   13,737    730,134    16,045    852,780
United Technologies Corporation                           8,741   754,330   51,429  4,438,306    60,170  5,192,636

TOTAL TRANSPORTATION EQUIPMENT                                  4,829,765          28,437,475           33,267,240
                                                                ----------         -----------          -----------

TRANSPORTATION SERVICES--0.03%
Sabre Holdings Corporation                                2,435    60,412   13,972    346,647    16,407    407,059

TOTAL TRANSPORTATION SERVICES                                      60,412             346,647              407,059
                                                                ----------         -----------          -----------

WATER TRANSPORTATION--0.27%
Carnival Corporation                                     10,687   479,971   62,833  2,821,828    73,520  3,301,799

TOTAL WATER TRANSPORTATION                                        479,971           2,821,828            3,301,799
                                                                ----------         -----------          -----------

WHOLESALE TRADE NON-DURABLE GOODS--0.84%
AmerisourceBergen Corporation                             1,899   103,828   11,194    612,084    13,093    715,912
Brown-Forman Corporation Class B                          2,059    98,148   12,103    576,847    14,162    674,995
Cardinal Health Incorporated                              7,356   506,856   43,385  2,989,259    50,741  3,496,115
McKesson Corporation                                      4,944   148,765   29,027    873,437    33,971  1,022,202
Safeway Incorporated+                                     7,505   154,460   44,113    907,841    51,618  1,062,301
Supervalu Incorporated                                    2,276    69,501   13,404    409,359    15,680    478,860
Sysco Corporation                                        10,969   428,337   64,300  2,510,912    75,269  2,939,249

TOTAL WHOLESALE TRADE NON-DURABLE GOODS                         1,509,895           8,879,739           10,389,634
                                                                ----------         -----------          -----------

WHOLESALE TRADE-DURABLE GOODS--0.05%
Visteon Corporation                                       2,220    21,245   13,039    124,779    15,259    146,024
WW Grainger Incorporated                                  1,548    74,303    9,101    436,846    10,649    511,149

TOTAL WHOLESALE TRADE-DURABLE GOODS                                95,548             561,625              657,173
                                                                ----------         -----------          -----------

TOTAL COMMON STOCK (COST $921,625,992)                          177,422,458        1,043,407,438        1,220,829,896
                                                                ----------         -----------          -----------

RIGHTS--0.00%
Seagate Technology Rights+(a)                                               18,915          0    18,915          0

TOTAL RIGHTS (COST $0)                                                  0                   0                    0
                                                                ----------         -----------          -----------

SHORT-TERM INVESTMENTS--1.81%
MUTUAL FUND--1.67%
Wells Fargo Money Market Trust~                                            17,372,017,372,051  17,372,0517,372,051
Barclays Money Market Institutional Class               3,464,593,464,590                      3,464,590 3,464,590

TOTAL MUTUAL FUND                                               3,464,590          17,372,051           20,836,641
                                                                ----------         -----------          -----------

US TREASURY BILLS--0.14%
US Treasury Bill#^                       0.87 05/13/2004                   661,739    661,015   661,739    661,015
US Treasury Bill#^                       0.90 05/13/2004                   178,611    178,415   178,611    178,415
US Treasury Bill#^                       0.95 05/13/2004                   582,681    582,041   582,681    582,041
US Treasury Bill#^                                      269,983   269,400                       269,983    269,400

TOTAL US TREASURY BILLS                                           269,400           1,421,471            1,690,871
                                                                ----------         -----------          -----------

TOTAL SHORT-TERM INVESTMENTS (COST $22,527,512)                 3,733,990          18,793,522           22,527,512
                                                                ----------         -----------          -----------

TOTAL INVESTMENTS IN SECURITIES (COST $944,153,504)--100.02%    181,156,448        1,062,200,960        1,243,357,408

OTHER ASSETS AND LIABILITIES, NET---(0.02)%                      (117,702)           (178,499)            (296,201)
                                                                ----------         -----------          -----------

TOTAL NET ASSETS--100.0%                                        181,038,746        1,062,022,461        1,243,061,207
                                                                ----------         -----------          -----------

+ Non-income earning securities.
++ Security of an affiliate of the fund with a cost of $11,190,235.
^ Zero coupon/ stepped coupon bond. Interest rate presented is yield to maturity.
~ This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee for such investments.
(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.
# All or a portion of this security is segregated as collateral for derivative investments.
* the Wells Fargo Index Fund is a Gateway fund which holds interests in a Master Portfolio which in turn has direct investments in a portfolio of securities. The holdings listed here represent the Gateway fund's proportional allocation of the holdings of the Master portfolio.



STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2004 (Unaudited)

                                                              Target Fund        Acquiring Fund
                                                           ------------------------------------------
                                                         Strong Index            WF Index          Pro Forma         Pro Forma
                                                           500 Fund                Fund           Adjustments        Combined
                                                       ------------------------------------------------------  ---------------------
INVESTMENTS:
In securities, at market value                            $181,156,448         $1,062,200,960                         $1,243,357,408
                                                       ------------------------------------------------------  ---------------------
TOTAL INVESTMENT AT MARKET VALUE  (see cost below)         181,156,448          1,062,200,960              0           1,243,357,408
                                                       ------------------------------------------------------  ---------------------
Receivable for Fund shares issued                               44,617                 53,044                                 97,661
Receivable from investment advisor and affiliates                1,681                                (1,681)(1)                   0
Prepaid expenses and other assets                               10,854                                                        10,854
                                                       ------------------------------------------------------  ---------------------
TOTAL ASSETS                                               181,213,600          1,062,254,004         (1,681)          1,243,465,923
                                                       ------------------------------------------------------  ---------------------

LIABILITIES
Payable for Fund shares redeemed                                49,386                 53,945                                103,331
Payable to investment advisor and affiliates                                          145,905         (1,681)(1)             144,224
Payable to the Trustees and Distributor                                                 1,438                                  1,438
Accrued expenses and other liabilities                         125,468                 30,255                                155,723
TOTAL LIABILITIES                                              174,854                231,543         (1,681)                404,716
                                                       ------------------------------------------------------  ---------------------
TOTAL NET ASSETS                                          $181,038,746         $1,062,022,461              $0         $1,243,061,207
                                                       ------------------------------------------------------  ---------------------

NET ASSETS CONSIST OF:
Paid-in capital                                           $213,565,780           $776,462,086                           $990,027,866
Undistributed net investment income (loss)                     550,809              3,569,465                              4,120,274
Undistributed net realized gain (loss) on investments        (501,212)           (49,789,625)                           (50,290,837)
Net unrealized appreciation (depreciation) of investments,
foreign currencies and translation of assets and
liabilities denominated in foreign currencies             (32,576,631)            331,780,535                            299,203,904
                                                       ------------------------------------------------------  ---------------------
TOTAL NET ASSETS                                          $181,038,746         $1,062,022,461              $0         $1,243,061,207
                                                       ------------------------------------------------------  ---------------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets - Institutional Class                                               $1,062,022,461                         $1,062,022,461
Shares outstanding - Institutional class                                           23,423,237                             23,423,237
Net asset value and offering price per share -
Institutional Class                                                                    $45.34                                 $45.34
Net assets - Investor Class                               $181,038,746                                                  $181,038,746
Shares outstanding - Investor class                         13,732,611                                                    13,732,611
Net asset value and offering price per share - Investor         $13.18                                                        $13.18
                                                       ------------------------------------------------------  ---------------------
INVESTMENTS AT COST                                       $213,733,079           $730,420,425                           $944,153,504
                                                       ------------------------------------------------------  ---------------------

(1) To combine receivable / payable from investment advisor and affiliates.



STATEMENT OF OPERATIONS
For the Twelve Months Ended March 31, 2004 (Unaudited)

                                                   Target Fund Acquiring Fund
                                                  ----------------------------
INVESTMENT INCOME                                 Strong Index                                Pro Forma         Pro Forma
                                                    500 Fund     WF Index Fund  Combined     Adjustments        Combined
                                                  ------------------------------------------------------------------------
Dividends                                            $3,212,954   $15,191,463  $18,404,417                    $18,404,417
Interest                                                 75,304       406,122      481,426                        481,426
Income from affiliated securities                             0             0            0                              0
Securities lending income                                     0             0            0                              0
Expenses allocated from affiliated Master
Portfolios                                             (95,024)   (1,375,963)  (1,470,987)     (201,346)      (1,672,333)
                                                  ------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                               3,193,234    14,221,622   17,414,856     (201,346)       17,213,510
                                                  ------------------------------------------------------------------------

EXPENSES
Advisory fees                                                 0             0            0             0                0
Administration fees
 Fund Level                                                   0       831,651      831,651     (297,026)(1)       534,625
 Institutional Class                                          0       981,339      981,339     (101,581)(1)       879,758
 Investor Class                                         468,040             0      468,040       384,674(1)       852,714
Transfer Agency Fees                                                                     0
 Investor Class                                         717,335             0      717,335     (717,335)(1)             0
Custody fees                                             16,158             0       16,158      (16,158)(1)             0
Shareholder servicing fees                                    0             0            0             0                0
    Institutional Class                                       0             0            0     2,199,395(1)     2,199,395
 Investor Class                                               0             0            0       473,730(1)       473,730
Accounting fees                                               0        69,923       69,923        18,703(1)        88,626
Distribution fees
 Institutional Class                                          0             0            0             0                0
 Investor Class                                               0             0            0             0                0
Audit fees                                                8,335        23,688       32,023      (25,123)(1)         6,900
Legal fees                                               15,052         8,967       24,019      (17,019)(1)         7,000
Registration fees                                        28,917        38,228       67,145      (37,145)(1)        30,000
Shareholder reports                                     149,775        59,805      209,580      (88,868)(1)       120,712
Transfer Agent Banking Charges                                0             0            0             0                0
Brokerage Fees                                                0             0            0             0                0
Trustees' fees                                            7,092         5,403       12,495       (5,708)(1)         6,787
Other fees and expenses                                  42,333        51,390       93,723      (72,648)(1)        21,075
                                                  ------------------------------------------------------------------------
TOTAL EXPENSES                                        1,453,037     2,070,394    3,523,431     1,697,891        5,221,322
                                                  ------------------------------------------------------------------------
LESS:
Waived fees and reimbursed expenses                   (692,162)   (1,246,963)  (1,939,125)   (1,902,422)(1)   (3,841,547)
Direct Brokerage                                              0             0            0                              0
Earning Credits                                             (6)             0          (6)             6(1)             0
Net expenses                                            760,869       823,431    1,584,300     (204,525)        1,379,775
                                                  ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                          2,432,365    13,398,191   15,830,556         3,179       15,833,735
                                                  ------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
Securities, foreign currencies and foreign
currency translation                                 21,440,597             0   21,440,597  (21,440,597)(2)             0
Futures transaction                                     694,281     3,050,408    3,744,689                      3,744,689
Options, swap agreements and short sale
transactions                                                  0             0            0                              0
Securities transactions allocated from Master
Portfolios                                                    0     4,752,601    4,752,601    21,440,597(2)    26,193,198
Futures transactions allocated from Master
Portfolios                                                    0   (5,075,276)  (5,075,276)                    (5,075,276)
                                                  ------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS            22,134,878     2,727,733   24,862,611             0       24,862,611
NET CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION) OF:                                                                                                      0
Securities, foreign currencies and foreign
currency translation                                 25,624,363             0   25,624,363  (25,624,363)(2)             0
Futures transaction                                   (157,174)             0    (157,174)                      (157,174)
Forward foreign currency contracts                            0             0            0                              0
Options, swap agreements and short sale
transactions                                                  0             0            0                              0
Securities transactions allocated from Master
Portfolios                                                    0   225,417,648  225,417,648    25,624,363(2)   251,042,011
Forwards, futures, options, swaps and short sales
allocated from Master Portfolios                              0     (409,731)    (409,731)                      (409,731)
NET CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION) OF INVESTMENTS                        25,467,189   225,007,917  250,475,106             0      250,475,106
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS                                          47,602,067   227,735,650  275,337,717             0      275,337,717
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS                                     $50,034,432  $241,133,841 $291,168,273        $3,179     $291,171,452

(1) To adjust expenses to reflect the Combined Fund's estimated fees and expenses, based on contractual rates or elimination of duplicative services.
(2) To reclass gains / losses to master portfolio.






                     See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------------
PRO FORMA SCHEDULES OF INVESTMENTS
June 30, 2004 (Unaudited)

                                              STRONG ENDEAVOR FUND    STRONG LARGE COMPANY       PRO FORMA COMBINED
                                                                         GROWTH FUND             CAPITAL GROWTH FUND
------------------------------------------------------------------------------------------------------------------------
                                            Shares or                   Shares or               Shares or
                                            Principal                   Principal               Princial
                                            Amount         Value        Amount      Value       Amount        Value
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS 97.0%
Apparel - Shoes & Related Manufacturing 1.3%
NIKE, Inc. Class B                              3,290      $ 249,218     13,790   $ 1,044,592     17,080    $ 1,293,810

Beverages - Alcoholic 2.0%
Anheuser-Busch Companies, Inc.                  9,190        496,260     27,590     1,489,860     36,780      1,986,120

Commercial Services - Schools 1.6%
Corinthian Colleges, Inc. (b)                  15,810        391,139     46,200     1,142,988     62,010      1,534,127

Computer - Data Storage 3.0%
EMC Corporation (b)                            64,100        730,740    192,900     2,199,060    257,000      2,929,800

Computer - Local Networks 3.1%
Cisco Systems, Inc. (b)                        21,565        511,090     64,850     1,536,945     86,415      2,048,035
Polycom, Inc. (b)                               8,996        201,600     36,750       823,567     45,746      1,025,167
                                                     ---------------           --------------           ---------------
                                                             712,690                2,360,512                 3,073,202
Computer - Manufacturers 3.6%
Apple Computer, Inc. (b)                        7,490        243,725                               7,490        243,725
Dell, Inc. (b)                                 26,250        940,275     66,190     2,370,926     92,440      3,311,201
                                                     ---------------                                    ---------------
                                                           1,184,000                                          3,554,926
Computer Software - Desktop 1.5%
Microsoft Corporation                          13,510        385,846     38,300     1,093,848     51,810      1,479,694

Computer Software - Enterprise 3.3%
Mercury Interactive Corporation (b)             4,970        247,655                               4,970        247,655
SAP AG Sponsored ADR                           18,425        770,349     53,260     2,226,801     71,685      2,997,150
                                                     ---------------                                    ---------------
                                                           1,018,004                                          3,244,805
Computer Software - Financial 0.7%
DST Systems, Inc. (b)                           3,940        189,475     11,550       555,439     15,490        744,914

Cosmetics - Personal Care 1.0%
The Procter & Gamble Company                                             17,840       971,210     17,840        971,210

Diversified Operations 10.8%
General Electric Company                       32,000      1,036,800     88,850     2,878,740    120,850      3,915,540
Honeywell International, Inc.                  14,250        521,978     41,600     1,523,808     55,850      2,045,786
Tyco International, Ltd.                       35,145      1,164,705    105,350     3,491,299    140,495      4,656,004
                                                     ---------------           --------------           ---------------
                                                           2,723,483                7,893,847                10,617,330
Electronics - Semiconductor Manufacturing 3.5%
Intel Corporation                              26,270        725,052     98,030     2,705,628    124,300      3,430,680

Finance - Mortgage & Related Services 2.0%
Countrywide Financial Corporation               6,334        444,963     22,000     1,545,500     28,334      1,990,463

Food - Miscellaneous Preparation 1.1%
PepsiCo, Inc.                                                            19,620     1,057,126     19,620      1,057,126

Household - Consumer Electronics 1.7%
Harman International Industries, Inc.           4,980        453,180     13,400     1,219,400     18,380      1,672,580

Insurance - Diversified 0.6%
American International Group, Inc.              2,170        154,678      6,700       477,576      8,870        632,254

Insurance - Property/Casualty/Title 3.3%
The Allstate Corporation                       16,480        767,144     53,250     2,478,787     69,730      3,245,931

Internet - E*Commerce 0.8%
eBay, Inc. (b)                                  1,960        180,222      6,250       574,687      8,210        754,909

Internet - Internet Content 3.0%
Yahoo! Inc. (b)                                36,880      1,339,850     43,300     1,573,089     80,180      2,912,939

Leisure - Toys/Games/Hobby 2.3%
Marvel Enterprises, Inc. (b)                   31,530        615,466     85,350     1,666,032    116,880      2,281,498

Machinery - Farm 1.0%
Deere & Company                                 3,480        244,087     10,750       754,005     14,230        998,092

Media - Cable TV 0.3%
EchoStar Communications Corporation Class A (b) 5,910        181,732      5,500       169,125     11,410        350,857

Medical - Biomedical/Biotechnology 1.1%
Genzyme Corporation (b)                         5,770        273,094     17,000       804,610     22,770      1,077,704

Medical - Ethical Drugs 3.0%
Medicis Pharmaceutical Corporation Class A      6,460        258,077     17,350       693,132     23,810        951,209
Pfizer, Inc.                                   14,704        504,053     43,000     1,474,040     57,704      1,978,093
                                                     ---------------           --------------           ---------------
                                                             762,130                2,167,172                 2,929,302
Medical - Generic Drugs 3.9%
Teva Pharmaceutical Industries, Ltd. ADR       14,740        991,855     42,950     2,890,106     57,690      3,881,961

Medical - Health Maintenance Organizations 3.0%
Anthem, Inc. (b)                                9,010        806,936     24,150     2,162,874     33,160      2,969,810

Medical - Products 7.3%
Alcon, Inc.                                     4,800        377,520     22,560     1,774,344     27,360      2,151,864
Boston Scientific Corporation (b)              10,560        451,968     30,900     1,322,520     41,460      1,774,488
Medtronic, Inc.                                 9,400        457,968     26,850     1,308,132     36,250      1,766,100
Zimmer Holdings, Inc. (b)                       4,400        388,080     12,600     1,111,320     17,000      1,499,400
                                                     ---------------           --------------           ----------------
                                                           1,675,536                5,516,316                 7,191,852
Medical - Systems/Equipment 2.1%
Fisher Scientific International, Inc. (b)       9,290        536,497     27,100     1,565,025     36,390      2,101,522

Medical - Wholesale Drugs/Sundries 2.0%
McKesson Corporation                           14,290        490,576     42,700     1,465,891     56,990      1,956,467

Metal Ores - Gold/Silver 1.7%
Newmont Mining Corporation Holding Company     10,880        421,709     31,450     1,219,002     42,330      1,640,711

Metal Ores - Miscellaneous 2.3%
Phelps Dodge Corporation (b)                    7,310        566,598     21,400     1,658,714     28,710      2,225,312

Oil & Gas - Canadian Exploration & Production 0.4%
Canadian Natural Resources, Ltd.                3,610        107,939     10,550       315,445     14,160        423,384

Oil & Gas - Canadian Integrated 1.3%
Suncor Energy, Inc.                            12,720        325,759     38,500       985,985     51,220      1,311,744

Oil & Gas - Drilling 1.0%
Nabors Industries, Ltd. (b)                     5,470        247,353     16,000       723,520     21,470        970,873

Oil & Gas - Field Services 2.0%
Schlumberger, Ltd.                              8,330        529,038     23,400     1,486,134     31,730      2,015,172

Oil & Gas - Production/Pipeline 1.0%
The Williams Companies, Inc.                   21,710        258,349     62,600       744,940     84,310      1,003,289

Oil & Gas - United States Exploration & Production 1.6%
Anadarko Petroleum Corporation                  6,550        383,830     19,800     1,160,280     26,350      1,544,110

Retail - Drug Stores 0.8%
CVS Corporation                                 5,980        251,280     12,950       544,159     18,930        795,439

Retail - Major Discount Chains 1.9%
Target Corporation                              5,375        228,276                               5,375        228,276
Wal-Mart Stores, Inc.                           4,710        248,500     26,400     1,392,864     31,110      1,641,364
                                                     ---------------                                    ----------------
                                                             476,776                                          1,869,640
Retail/Wholesale - Office Supplies 1.5%
Staples, Inc.                                  13,070        383,082     37,000     1,084,470     50,070      1,467,552

Telecommunications - Fiber Optics 2.1%
Corning, Inc. (b)                              41,700        544,602    115,300     1,505,818    157,000      2,050,420

Telecommunications - Wireless Equipment 3.6%
Research in Motion, Ltd. (b)                   13,230        905,461     38,750     2,652,050     51,980      3,557,511

Telecommunications - Wireless Services 2.1%
Crown Castle International Corporation (b)     21,860        322,435     63,950       943,263     85,810      1,265,698
NII Holdings, Inc. Class B (b)                  7,710        259,750     15,450       520,511     23,160        780,261
                                                     ---------------           --------------           ----------------
                                                             582,185                1,463,774                 2,045,959
------------------------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $22,772,495,
$63,662,078, $86,4324,707,814)                            24,707,814                71,079,187                95,787,001
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (A) 2.2%
REPURCHASE AGREEMENTS
ABN AMRO Inc. (Dated 6/30/04), 1.40%,
Due 7/01/04 (Repurchase proceeds of and
$300,012, $0, and $300,012, respectively);
Collateralized by: United States
Government & Agency Issues                   $300,000        300,000                            $300,000         300,000
State Street Bank (Dated 6/30/04),
0.75%, Due 7/01/04 (Repurchase proceeds
of $117,202, $1,726,036, and $1,843,238,
respectively); Collateralized by: United
States Government & Agency Issues             117,200        117,200  $1,726,000     1,726,000  1,843,200      1,843,200
------------------------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost
$417,200, $1,726,000, $2,143,200)                              417,200               1,726,000                 2,143,200
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost
$23,189,695, $65,388,078, $88,577,773) 99.2%                25,125,014              72,805,187                97,930,201
Other Assets and Liabilities, Net 1.1%                          68,027                 742,083                   810,110
------------------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                         $ 25,193,041            $ 73,547,270              $ 98,740,311
========================================================================================================================

LEGEND
--------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.

Percentages are stated as a percent of net assets.

                       See Notes to Financial Statements.



STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
June 30, 2004 (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                                                       STRONG     STRONG LARGE COMPANY                                  PRO FORMA
                                                   ENDEAVOR FUND       GROWTH FUND      COMBINED      ADJUSTMENTS        COMBINED
-----------------------------------------------------------------------------------------------------------------------------------

ASSETS:
    Investments in Securities, at Value
    (Cost of $23,189,695,$65,388,078, and
    $88,577,773, respectively)                       $ 25,125,014     $ 72,805,187    $ 97,930,201                    $ 97,930,201
    Receivable for Securities Sold                        483,025        1,475,959       1,958,984                       1,958,984
    Receivable for Fund Shares Sold                            --           95,804          95,804                          95,804
    Dividends and Interest Receivable                      16,893           52,942          69,835                          69,835
    Other Assets                                           11,381           22,887          34,268                          34,268
                                                    -------------     ------------   -------------                   -------------
    Total Assets                                       25,636,313       74,452,779     100,089,092                     100,089,092

LIABILITIES:
    Payable for Securities Purchased                      425,505          851,163       1,276,668                       1,276,668
    Payable for Fund Shares Redeemed                           --           17,472          17,472                          17,472
    Accrued Operating Expenses and Other
    Liabilities                                            17,767           36,874          54,641                          54,641
                                                    -------------     -------------   ------------                   --------------
    Total Liabilities                                     443,272          905,509       1,348,781                       1,348,781
                                                    -------------     -------------   ------------                   --------------
NET ASSETS                                           $ 25,193,041     $ 73,547,270    $ 98,740,311                    $ 98,740,311
                                                    =============     =============   =============                  ==============

NET ASSETS CONSIST OF:
    Capital Stock (Par Value and Paid-in Capital)    $ 25,933,182     $ 69,578,391    $ 95,511,573                    $ 95,511,573
    Undistributed Net Investment Income (Loss)           (140,378)        (215,700)       (356,078)                       (356,078)
    Undistributed Net Realized Gain (Loss)             (2,535,082)      (3,232,530)     (5,767,612)                     (5,767,612)
    Net Unrealized Appreciation (Depreciation)          1,935,319        7,417,109       9,352,428                       9,352,428
                                                    --------------   --------------    ------------                   -------------
    Net Assets                                        $ 25,193,041     $ 73,547,270    $ 98,740,311                    $ 98,740,311
                                                    ==============   ==============    ============                   =============

INVESTOR CLASS
Net Assets                                           $ 25,193,041     $ 69,510,634                                    $ 94,703,675
Capital Shares Outstanding (Unlimited Number
Authorized)                                             2,581,852        4,854,920                       (822,561)       6,614,211

NET ASSET VALUE PER SHARE                                   $9.76           $14.32                                          $14.32
                                                    ==============   ==============                                   =============

CLASS K *
Net Assets                                                             $ 4,036,636                                     $ 4,036,636
Capital Shares Outstanding (Unlimited Number
Authorized)                                                                280,433                                         280,433

NET ASSET VALUE PER SHARE                                                   $14.39                                          $14.39
                                                                     ==============                                   =============

* The Class K shares of the Strong Large Company Growth Fund become shareholders of the Pro Forma Combined Fund Class I shares.


              See Notes to Financial Statements.


STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
For the Twelve Months Ended June 30, 2004 (Unaudited)

                                                        STRONG        STRONG
                                                       ENDEAVOR   LARGE COMPANY
                                                         FUND       GROWTH FUND      COMBINED      ADJUSTMENTS       COMBINED
                                                      ------------ -------------  ------------- ----------------  -------------

INCOME:
    Dividends (net of foreign withholding
    taxes of $2,009, $7,495 and $9,504,
    respectively)                                         $80,998      $592,993       $673,991                        $673,991
    Interest                                                3,559        53,754         57,313                          57,313
                                                      ------------ -------------  ------------- ----------------  -------------
    Total Income                                           84,557       646,747        731,304                         731,304

EXPENSES:
    Investment  Advisory  Fees                             97,287       525,855        623,142                -        623,142
    Administrative Fees - Fund Level                            -             -              -           41,513         41,513
    Administrative Fees - Investor Class                   38,741       207,097        245,838          122,853        368,691
    Administrative Fees - Class K/I                                       2,704          2,704           (1,611)         1,093
    Custodian  Fees                                         7,937        18,522         26,459           (9,854)        16,605
    Transfer Agency Fees - Investor Class                  77,788       208,415        286,203         (286,203)             -
    Transfer Agency Fees - Class K                                        2,172          2,172           (2,172)             -
    Reports to Shareholders                                 4,303        19,638         23,941           (9,814)        14,127
   12b-1 Fees (SS) - Investor Class                        32,284       172,581        204,865                -        204,865
   12b-1 Fees (SS) - Class K/I                                  -             -              -            2,734          2,734
    Professional Fees                                      11,173        22,358         33,531          (20,431)        13,100
    Accounting Fees                                             -             -              -           30,797         30,797
    Federal and State Registration Fees                    17,012        45,538         62,550          (18,433)        44,117
    Transfer Agency Banking Charges                           301         4,392          4,693           (4,693)             -
    Brokerage Fees                                            220         1,772          1,992           (1,992)             -
    Interest Expense                                          151           963          1,114           (1,114)             -
    Other                                                   1,821         5,222          7,043            1,238          8,281
                                                      ------------ -------------  ------------- ----------------  -------------
    Total Expenses before Waivers and
    Absorptions, Directed Brokerage,
    and Earnings Credits                                 289,018      1,237,229      1,526,247         (157,182)     1,369,065
    Expense Waivers and Absorptions                      (28,213)     (196,400)      (224,613)          29,289       (195,324)
    Directed Brokerage                                    (6,768)      (17,413)       (24,181)          24,181              -
    Earnings Credits                                         (34)         (401)          (435)             435              -
                                                      ------------ -------------  ------------- ----------------  -------------
     Expenses, Net                                        254,003     1,023,015      1,277,018         (103,277)     1,173,741
                                                      ------------ -------------  ------------- ----------------  -------------
NET INVESTMENT INCOME (LOSS)                             (169,446)     (376,268)      (545,714)         103,277       (442,437)

REALIZED AND UNREALIZED GAIN (LOSS):
  Net Realized Gain (Loss) on:
    Investments                                          (232,260)    7,646,004      7,413,744                       7,413,744
    Foreign Currencies                                          -         1,272          1,272                           1,272
                                                      ------------ -------------  ------------- ----------------  -------------
    Net Realized Gain (Loss)                             (232,260)    7,647,276      7,415,016                       7,415,016
  Net Change in Unrealized Appreciation
    /Depreciation on Investments                        1,483,085     4,653,273      6,136,358                       6,136,358
                                                      ------------ -------------  ------------- ----------------  -------------
NET GAIN (LOSS) ON INVESTMENTS                          1,250,825    12,300,549     13,551,374                      13,551,374
                                                      ------------ -------------  ------------- ----------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                              $1,081,379   $11,924,281    $13,005,660         $103,277    $13,108,937
                                                      ============ =============  ============= ================  =============

                 See Notes to Financial Statements.

PRO FORMA SCHEDULE OF INVESTMENTS
March 31, 2004 (Unaudited)

                                                         Strong Money Market Fund    WF Money Market Fund         Pro Forma Combined
                                                         ------------------------    --------------------         ------------------
                                                         Shares or                Shares or                    Shares or
                                     Interest Maturity   Principal                Principal                    Principal
                                     Rate     Date       Amount       Value       Amount          Value        Amount          Value
                                      -------------------------------------------  -------------------------   ---------------------
AGENCY NOTES - INTEREST BEARING--4.44%
Federal Home Loan Bank Notes         1.40     02/25/2005 10,000,000  10,000,000                               10,000,000  10,000,000
Federal Home Loan Bank Notes         1.50     02/28/2005 12,000,000  12,000,000                               12,000,000  12,000,000
Federal Home Loan Bank Notes         1.43     03/11/2005 10,000,000   9,999,739                               10,000,000   9,999,739
Federal Home Loan Bank Notes         1.35     04/15/2005  5,000,000   5,000,000                                5,000,000   5,000,000
Federal Home Loan Bank Notes         1.35     04/29/2005  6,000,000   6,000,000                                6,000,000   6,000,000
FHLB                                 3.38     05/14/2004                         42,815,000    42,915,582     42,815,000  42,915,582
FHLMC Medium-Term Notes              1.40     11/03/2004 10,000,000  10,000,000                               10,000,000  10,000,000
FHLMC Medium-Term Notes              1.40     11/09/2004 20,000,000  20,000,000                               20,000,000  20,000,000
FHLMC+/-                             1.03     02/04/2005                        150,000,000   149,936,795    150,000,000 149,936,795
FNMA Notes                           1.50     03/01/2005 13,000,000  13,000,000                               13,000,000  13,000,000
FNMA Notes                           1.40     03/29/2005 15,000,000  15,000,000                               15,000,000  15,000,000
FNMA Notes                           1.03     07/26/2004 45,000,000  45,000,000                               45,000,000  45,000,000
FNMA Notes                           1.18     07/27/2004 15,000,000  15,000,000                               15,000,000  15,000,000
FNMA Notes                           1.25     08/27/2004 25,000,000  25,000,000                               25,000,000  25,000,000

TOTAL AGENCY NOTES - INTEREST BEARING (COST $378,852,116)           185,999,739               192,852,377                378,852,116
                                                                   -------------             -------------              ------------

CERTIFICATES OF DEPOSIT--11.40%
Bank of Scotland New York            1.05     05/27/2004                         75,000,000    75,000,000     75,000,000  75,000,000
BNP Paribas New York                 1.50     11/19/2004                         65,000,000    65,022,396     65,000,000  65,022,396
CDC Ixis                             1.40     11/04/2004                         45,000,000    45,000,000     45,000,000  45,000,000
Credit Suisse First Boston           1.05     05/04/2004                         85,000,000    85,000,000     85,000,000  85,000,000
HBOS Treasury Services plc           1.10     07/30/2004                        125,000,000   125,000,000    125,000,000 125,000,000
Natexis Banque Populaires New York   1.04     04/15/2004                        125,000,000   124,999,505    125,000,000 124,999,505
Natexis Banque Populaires New York   1.21     05/12/2004                         40,000,000    40,001,799     40,000,000  40,001,799
Royal Bank of Scotland plc           1.05     07/02/2004                        203,000,000   203,000,000    203,000,000 203,000,000
Swedbank New York                    1.41     11/03/2004                         50,000,000    49,997,043     50,000,000  49,997,043
Unicredito Italiano SpA              1.13     04/19/2004                        100,000,000   100,000,248    100,000,000 100,000,248
Unicredito Italiano SpA              1.10     07/15/2004                         60,000,000    60,000,000     60,000,000  60,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $973,020,991)                             0               973,020,991                973,020,991
                                                                   -------------             -------------              ------------

COMMERCIAL PAPER--53.31%
Alaska HFC                           1.09     04/01/2004  8,000,000   8,000,000                               8,000,000    8,000,000
Alaska HFC                           1.09     04/07/2004  4,000,000   3,999,273                               4,000,000    3,999,273
Alaska HFC                           1.08     06/01/2004  1,950,000   1,946,432                               1,950,000    1,946,432
Alpine Securitization
  Corporation (a) (b)                1.03     04/05/2004 13,500,000  13,498,455                              13,500,000   13,498,455
Alpine Securitization
  Corporation (a) (b)                1.03     04/06/2004  5,000,000   4,999,285                               5,000,000    4,999,285
American Honda Finance
  Corporation (b)                    1.02     05/05/2004 18,000,000  17,982,660                              18,000,000   17,982,660
Aquinas Funding LLC++^               1.10     04/05/2004                         25,000,000    24,996,944    25,000,000   24,996,944
Aquinas Funding LLC++^               1.15     05/17/2004                         45,000,000    44,933,875    45,000,000   44,933,875
Atlantis One Funding
  Corporation (a) (b)                1.02     04/15/200  14,000,000  13,994,447                              14,000,000   13,994,447
Atlantis One Funding
  Corporation (a) (b)                1.03     04/29/2004  5,000,000   4,995,994                               5,000,000    4,995,994
Atlantis One Funding
  Corporation++^                     1.14     05/03/2004                         72,836,000    72,762,193    72,836,000   72,762,193
Atlantis One Funding
  Corporation++^                     1.15     06/09/2004                         76,719,000    76,549,898    76,719,000   76,549,898
Atlantis One Funding
  Corporation++^                     1.11     08/11/2004                         60,000,000    59,755,800    60,000,000   59,755,800
Bank of America Corporation^         1.05     05/05/2004                        100,000,000    99,900,833   100,000,000   99,900,833
Barton Capital Corporation (a) (b)   1.03     04/05/2004  6,400,000   6,399,268                               6,400,000    6,399,268
Barton Capital Corporation (a) (b)   1.03     04/08/2004  3,531,000   3,530,293                               3,531,000    3,530,293
Barton Capital Corporation (a) (b)   1.03     04/21/2004  1,200,000   1,199,313                               1,200,000    1,199,313
BP Trinidad and Tobago LLC (a) (b)   1.05     04/12/2004 19,000,000  18,993,904                              19,000,000   18,993,904
Bradford & Bingley plc^              1.13     01/07/2005                         80,000,000    80,000,000    80,000,000   80,000,000
Bradford & Bingley plc++             1.12     08/13/2004                         25,000,000    24,895,778    25,000,000   24,895,778
Cafco LLC++^                         1.04     06/22/2004                         43,500,000    43,396,953    43,500,000   43,396,953
California PCFA Environmental
  Improvement Revenue (b)            1.05     04/14/2004 19,200,000  19,200,000                              19,200,000   19,200,000
Cancara Asset Securitization
  Limited++^                         1.06     04/12/2004                         28,063,000    28,053,911    28,063,000   28,053,911
CBA Finance, Inc. (b)                1.02     04/30/2004  1,200,000   1,199,014                               1,200,000    1,199,014
Citigroup Global Markets
  Holdings, Inc.                     1.02     04/08/2004  9,500,000   9,498,116                               9,500,000    9,498,116
Citigroup Global Markets
  Holdings, Inc.                     1.02     04/28/2004  9,000,000   8,993,115                               9,000,000    8,993,115
Compass Securitization LLC (a) (b)   1.02     04/14/2004  3,000,000   2,998,895                               3,000,000    2,998,895
Concord Minutemen Capital
  Company LLC                        1.10     04/04/2005                         35,000,000    35,000,000    35,000,000   35,000,000
Concord Minutemen Capital
  Company LLC++                      1.10     04/06/2005                        114,000,000   114,000,000   114,000,000  114,000,000
CRC Funding LLC++^                   1.03     05/25/2004                         25,000,000    24,961,375    25,000,000   24,961,375
Credit Suisse First Boston (a) (b)   1.04     04/01/2004 15,000,000  15,000,000                              15,000,000   15,000,000
Credit Suisse First Boston (a) (b)   1.03     04/05/2004  4,200,000   4,199,519                               4,200,000    4,199,519
Crown Point Capital Company LLC++^   1.06     04/02/2004                        100,000,000    99,997,056   100,000,000   99,997,056
Crown Point Capital Company LLC++^   1.07     05/03/2004                         34,657,000    34,624,037    34,657,000   34,624,037
Crown Point Capital Company LLC++^   1.07     05/11/2004                         34,022,000    33,981,552    34,022,000   33,981,552
CXC, Inc. (a) (b)                    1.02     04/28/2004  4,968,000   4,964,199                               4,968,000    4,964,199
CXC LLC++^                           1.04     06/17/2004                         30,000,000    29,933,267    30,000,000   29,933,267
Danske Corporation+^                 1.11     08/11/2004                         84,750,000    84,405,067    84,750,000   84,405,067
Delaware Funding Corporation (a)(b)  1.03     04/13/2004 19,400,000  19,393,339                              19,400,000   19,393,339
DNB Nor Bank ASA^                    1.04     05/03/2004                         70,000,000    69,935,600    70,000,000   69,935,600
Duke University                      1.06     04/01/2004  5,750,000   5,750,000                               5,750,000    5,750,000
Duke University                      1.06     04/07/2004  7,071,000   7,069,751                               7,071,000    7,069,751
Duke University                      1.06     05/14/2004  5,265,000   5,258,334                               5,265,000    5,258,334
Edison Asset Securitization LLC++^   1.05     05/06/2004                         40,816,000    40,774,334    40,816,000   40,774,334
Edison Asset Securitization LLC++^   1.04     05/07/2004                         60,997,000    60,933,563    60,997,000   60,933,563
Erasmus Capital Corporation (a) (b)  1.03     04/07/2004  6,000,000   5,998,970                               6,000,000    5,998,970
Erasmus Capital Corporation (a) (b)  1.02     04/13/2004 11,400,000  11,396,124                              11,400,000   11,396,124
Eureka Securitization, Inc. (a) (b)  1.04     04/06/2004    600,000     599,913                                 600,000      599,913
Eureka Securitization, Inc. (a) (b)  1.03     04/08/2004 15,000,000  14,996,996                              15,000,000   14,996,996
Galaxy Funding Incorporated++^       1.15     06/03/2004                         42,500,000    42,414,469    42,500,000   42,414,469
Gemini Securitization Corporation++^ 1.03     05/19/2004                        100,000,000    99,862,667   100,000,000   99,862,667
Goldman Sachs Group LP               1.05     04/13/2004 18,000,000  17,993,700                              18,000,000   17,993,700
Grampian Funding LLC++^              1.05     05/26/2004                        220,000,000   219,647,083   220,000,000  219,647,083
Gulf Coast IDA Environmental
  Facilities Revenue                 1.08     04/07/2004  2,500,000   2,500,000                               2,500,000    2,500,000
Gulf Coast IDA Environmental
  Facilities Revenue                 1.08     04/07/2004 11,500,000  11,500,000                              11,500,000   11,500,000
Gulf Coast Waste Disposal
  Authority PCR (b)                  1.07     04/13/2004 19,600,000  19,600,000                              19,600,000   19,600,000
HBOS Treasury Services plc^          1.05     05/05/2004                         80,000,000    79,920,667    80,000,000   79,920,667
Irish Life & Permanent plc++^        1.12     04/07/2004                         55,000,000    54,989,733    55,000,000   54,989,733
Irish Life & Permanent plc++^        1.18     04/22/2004                         60,000,000    59,958,700    60,000,000   59,958,700
Irish Life & Permanent plc++^        1.06     06/03/2004                         20,000,000    19,962,900    20,000,000   19,962,900
Irish Life & Permanent plc++^        1.07     06/11/2004                         50,000,000    49,894,486    50,000,000   49,894,486
Irish Life & Permanent plc++^        1.13     07/13/2004                         35,000,000    34,886,843    35,000,000   34,886,843
K2 (USA) LLC++^                      1.10     04/02/2004                         20,723,000    20,722,367    20,723,000   20,722,367
K2 (USA) LLC++^                      1.10     04/06/2004                         29,000,000    28,995,569    29,000,000   28,995,569
K2 (USA) LLC++^                      1.08     09/22/2004                         40,000,000    39,791,200    40,000,000   39,791,200
Kittyhawk Funding Corporation (a)(b) 1.02     04/15/2004 16,000,000  15,993,653                              16,000,000   15,993,653
KZH-KMS Corporation (a) (b)          1.04     05/18/2004 18,000,000  17,975,560                              18,000,000   17,975,560
Legacy Capital LLC++^                1.05     06/04/2004                        122,324,000   122,095,662   122,324,000  122,095,662
Leland Stanford Junior University    1.02     05/06/2004 12,500,000  12,487,604                              12,500,000   12,487,604
Lexington Parker Capital
  Corporation++^                     1.06     04/08/2004                         60,000,000    59,987,633    60,000,000   59,987,633
Lexington Parker Capital
  Company (a) (b)                    1.07     05/06/2004 12,000,000  11,987,517                              12,000,000   11,987,517
Lexington Parker Capital
  Corporation++^                     1.12     08/03/2004                         16,755,000    16,690,363    16,755,000   16,690,363
Lexington Parker Capital
  Corporation++^                     1.10     09/01/2004                         90,000,000    89,579,250    90,000,000   89,579,250
Liberty Street Funding Company++^    1.04     06/16/2004                         48,500,000    48,393,515    48,500,000   48,393,515
Liquid Funding Limited^              1.04     04/16/2004                         60,000,000    59,974,000    60,000,000   59,974,000
Liquid Funding Limited               1.07     12/21/2004                         65,000,000    65,000,000    65,000,000   65,000,000
Long Island College Hospital (b)     1.06     05/03/2004 10,000,000   9,990,578                              10,000,000    9,990,578
Mane Funding Corporation++^          1.05     04/19/2004                         56,107,000    56,077,544    56,107,000   56,077,544
Mane Funding Corporation++^          1.04     05/18/2004                         80,000,000    79,891,378    80,000,000   79,891,378
Natexis Banques Populaires US
  Finance Company LLC                1.17     04/14/2004                         52,500,000    52,477,819    52,500,000   52,477,819
National Bank of New Zealand
  International Limited++^           1.05     05/27/2004                         67,000,000    66,890,567    67,000,000   66,890,567
National Bank of New Zealand
  International Limited++^           1.11     08/10/2004                         73,000,000    72,705,141    73,000,000   72,705,141
Nationwide Building Society^         1.04     05/17/2004                        100,850,000   100,715,982   100,850,000  100,715,982
Nationwide Building Society          1.04     05/27/2004 18,000,000  17,970,880                              18,000,000   17,970,880
Neptune Funding Corporation++^       1.07     05/10/2004                         92,085,000    91,978,258    92,085,000   91,978,258
Network Rail Commercial Paper
  Finance plc++^                     1.04     06/17/2004                         33,425,000    33,350,648    33,425,000   33,350,648
Newport Funding Corporation++^       1.03     05/18/2004                         50,000,000    49,932,764    50,000,000   49,932,764
Nieuw Amsterdam Receivables
  Corporation (a) (b)                1.04     04/15/2004  6,991,000   6,988,173                               6,991,000    6,988,173
Nieuw Amsterdam Receivables
  Corporation (a) (b)                1.03     04/28/2004  7,000,000   6,994,593                               7,000,000    6,994,593
Oakland-Alameda County, California
  Coliseum Authority Lease Revenue(b)1.11     04/01/2004 19,600,000  19,600,000                              19,600,000   19,600,000
Oakland-Alameda County, California
  Coliseum Authority Lease Revenue(b)1.05     04/08/2004 19,100,000  19,100,000                              19,100,000   19,100,000
Old Line Funding Corporation (a)(b)  1.02     04/07/2004  6,000,000   5,998,980                               6,000,000    5,998,980
Parker Hannifin Corporation (a)      1.04     04/06/2004 17,000,000  16,997,544                              17,000,000   16,997,544
Perry Funding Corporation Series
  CAB++^                             1.04     05/07/2004                         29,507,000    29,476,313    29,507,000   29,476,313
Perry Global Funding LLC++^          1.12     04/05/2004                        145,112,000   145,093,942   145,112,000  145,093,942
Perry Global Funding LLC++^          1.05     06/09/2004                         25,000,000    24,949,687    25,000,000   24,949,687
Regency Markets Number 1 LLC++^      1.06     04/20/2004                         49,300,000    49,272,549    49,300,000   49,272,549
Regency Markets Number 1 LLC++^      1.06     04/20/2004                        106,340,000   106,280,509   106,340,000  106,280,509
Regency Markets Number 1 LLC++^      1.04     06/07/2004                         50,000,000    49,903,222    50,000,000   49,903,222
Republic of Italy^                   1.11     07/06/2004                         27,945,000    27,862,283    27,945,000   27,862,283
Society Of New York Hospital
  Fund, Inc. (b)                     1.11     06/09/2004  7,000,000   6,985,108                               7,000,000    6,985,108
Spintab AB^                          1.05     07/22/2004                        108,000,000   107,647,200   108,000,000  107,647,200
Steamboat Funding Corporation (a)(b) 1.06     04/07/2004 18,000,000  17,996,820                              18,000,000   17,996,820
Svenska Handelsbank, Inc. (b)        1.03     04/06/2004 17,356,000  17,353,517                              17,356,000   17,353,517
Swedish National Housing++^          1.04     04/13/2004                         50,000,000    49,982,667    50,000,000   49,982,667
Sydney Capital, Inc. (a) (b)         1.03     04/05/2004  9,190,000   9,188,942                               9,190,000    9,188,942
Sydney Capital, Inc. (a) (b)         1.03     04/08/2004  3,675,000   3,674,264                               3,675,000    3,674,264
Sydney Capital, Inc. (a) (b)         1.04     05/10/2004  3,640,000   3,635,899                               3,640,000    3,635,899
Sydney Capital, Inc. (a) (b)         1.04     05/14/2004  2,500,000   2,496,894                               2,500,000    2,496,894
Tango Finance Corporation++^         1.08     09/23/2004                         35,000,000    34,816,250    35,000,000   34,816,250
Tasman Funding, Inc. (a) (b)         1.03     04/27/2004 18,000,000  17,986,610                              18,000,000   17,986,610
Thames Asset Global Securitization
  Number 1 Incorporated++^           1.05     06/03/2004                         42,242,000    42,164,380    42,242,000   42,164,380
Three Pillars Funding
  Corporation (a) (b)                1.03     04/05/2004  5,307,000   5,306,393                               5,307,000    5,306,393
Three Pillars Funding
  Corporation (a) (b)                1.03     04/26/2004  7,155,000   7,149,882                               7,155,000    7,149,882
Thunder Bay Funding, Inc. (a) (b)    1.02     04/28/2004 10,768,000  10,759,762                              10,768,000   10,759,762
Ticonderoga Funding LLC (a) (b)      1.03     04/02/2004 13,700,000  13,699,608                              13,700,000   13,699,608
Ticonderoga Funding LLC (a) (b)      1.03     04/20/2004  4,400,000   4,397,608                               4,400,000    4,397,608
Total Fina Elf Capital (a) (b)       1.06     04/01/2004 18,000,000  18,000,000                              18,000,000   18,000,000
Toyota Credit de Puerto Rico, Inc.   1.04     04/19/2004  8,209,000   8,204,731                               8,209,000    8,204,731
Toyota Credit de Puerto Rico, Inc.   1.04     04/20/2004  3,300,000   3,298,189                               3,300,000    3,298,189
Toyota Credit de Puerto Rico, Inc.   1.04     04/26/2004  4,000,000   3,997,111                               4,000,000    3,997,111
Toyota Credit de Puerto Rico, Inc.   1.03     05/10/2004  3,400,000   3,396,206                               3,400,000    3,396,206
Tulip Funding Corporation (a) (b)    1.02     04/13/2004 19,000,000  18,993,540                              19,000,000   18,993,540
UBS Finance, Inc. (b)                1.06     04/01/2004  9,000,000   9,000,000                               9,000,000    9,000,000
UBS Finance, Inc. (b)                1.02     04/12/2004  4,700,000   4,698,535                               4,700,000    4,698,535
UBS Finance, Inc. (b)                1.02     04/26/2004  5,000,000   4,996,458                               5,000,000    4,996,458
Waterfront Funding Corporation(a)(b) 1.02     04/08/2004  3,517,000   3,516,302                               3,517,000    3,516,302
Waterfront Funding Corporation(a)(b) 1.03     04/14/2004 15,100,000  15,094,385                              15,100,000   15,094,385
White Pine Finance LLC++^            1.05     06/02/2004                         55,154,000    55,054,263    55,154,000   55,054,263
White Pine Finance LLC++^            1.14     10/15/2004                         23,151,000    23,006,576    23,151,000   23,006,576
Winston-Salem, North Carolina (b)    1.09     04/07/2004  5,000,000   5,000,000                               5,000,000    5,000,000
Yale University (b)                  1.04     04/07/2004 14,150,000  14,147,547                              14,150,000   14,147,547
Yorktown Capital LLC++^              1.03     04/14/2004                        120,448,000   120,403,200   120,448,000  120,403,200

TOTAL COMMERCIAL PAPER (COST $4,549,200,987)                        682,708,702             3,866,492,285              4,549,200,987
                                                                   -------------           ---------------            --------------

EXTENDABLE BONDS--3.75%
General Electric Capital
  Corporation+/-                     1.18     04/08/2005                        175,000,000   175,114,183   175,000,000  175,114,183
ING Security Life Institutional
  Funding+++/-                       1.12     04/08/2005                        100,000,000   100,000,000   100,000,000  100,000,000
Northern Rock plc+++/-               1.13     04/08/2005                         45,000,000    45,000,000    45,000,000   45,000,000

TOTAL EXTENDABLE BONDS (COST $320,114,183)                                   0                320,114,183                320,114,183
                                                                    ------------             -------------              ------------

MEDIUM TERM NOTES--13.72%
Abbey National Treasury
  Services plc+/-                    1.09     06/10/2004                         43,000,000    43,000,000   43,000,000    43,000,000
Aegon NV+/-                          1.13     07/15/2004                         47,500,000    47,493,384   47,500,000    47,493,384
Alabama Incentives Financing
  Authority Special Obligation       1.10     04/01/2004 18,955,000  18,955,000                             18,955,000    18,955,000
Alaska HFC                           1.00     04/01/2004 18,000,000  18,000,000                             18,000,000    18,000,000
American Express Centurion Bank+/-   1.06     05/24/2004                         25,000,000    24,999,743   25,000,000    24,999,743
Aurora, Kane & DuPage Counties,
  Illinois IDR                       1.24     04/01/2004  3,825,000   3,825,000                              3,825,000     3,825,000
Bear Stearns Companies
  Incorporated+/-                    1.09     04/05/2004                         50,000,000    49,999,946   50,000,000    49,999,946
Belford US Capital Company+++/-      1.09     04/22/2004                         30,000,000    30,000,000   30,000,000    30,000,000
CC (USA) Incorporated++              1.50     11/17/2004                         60,000,000    60,000,000   60,000,000    60,000,000
CC (USA) Incorporated+++/-           1.04     06/28/2004                         65,000,000    64,995,337   65,000,000    64,995,337
CEI Capital LLC                      1.09     04/01/2004  3,640,000   3,640,000                              3,640,000     3,640,000
Colorado HFA                         1.09     04/07/2004 28,660,000   28,66,000                             28,660,000    28,660,000
Colorado HFA Multi-Family Revenue    1.09     04/07/2004  5,515,000   5,515,000                              5,515,000     5,515,000
Convenience Holding Company LLCx     1.14     04/01/2004  2,985,000   2,985,000                              2,985,000     2,985,000
Cornerstone Funding Corporation I
  Floating Rate Notes, Series 2001A  1.16     04/01/2004  9,700,000   9,700,000                              9,700,000     9,700,000
Cornerstone Funding Corporation I
  Floating Rate Notes, Series 2001D  1.16     04/01/2004  5,225,000   5,225,000                              5,225,000     5,225,000
Delta Student Housing, Inc.
  Arkansas Student Housing Revenue
  University of Arkansas Project     1.14     04/01/2004  5,170,000   5,170,000                              5,170,000     5,170,000
Denver, Colorado City and County
  Airport Revenue Refunding          1.09     04/07/2004  1,700,000   1,700,000                              1,700,000     1,700,000
Derry Township, Pennsylvania
  Industrial & CDA Facility Revenue
  - Giant Center Project             1.15     04/01/2004 17,150,000  17,150,000                             17,150,000    17,150,000
ETC Holdings LLC                     1.12     04/01/2004  5,500,000   5,500,000                              5,500,000     5,500,000
Franklin Avenue Associates LP        1.15     04/05/2004  8,820,000   8,820,000                              8,820,000     8,820,000
Geneva Building LLC/Madison Building
  LLC/Milwaukee Building LLC         1.20     04/01/2004  1,700,000   1,700,000                              1,700,000     1,700,000
Headquarters Partnership, Ltd. Notes 1.10     04/01/2004  7,590,000   7,590,000                              7,590,000     7,590,000
Household Finance Corporation+/-     1.47     05/28/2004                          65,000,000    65,037,775  65,000,000    65,037,775
John Hancock Global Funding II+++/-  1.10     12/04/2004                          25,000,000    25,000,000  25,000,000    25,000,000
Liberty Lighthouse US Capital
  Company+++/-                       1.09     05/06/2004                          75,000,000    75,000,000  75,000,000    75,000,000
Los Angeles, California Community
  Redevelopment Agency Refunding     1.11     04/07/2004 20,000,000  20,000,000                             20,000,000    20,000,000
LP Pinewood SPV LLC                  1.09     04/01/2004 21,300,000  21,300,000                             21,300,000    21,300,000
M&I Marshall & Ilsley Bank           5.25     12/15/2004                         100,000,000   102,622,017 100,000,000   102,622,017
Mississippi Business Finance
  Corporation IDR - GE Plastics
  Project                            1.07     04/01/2005  5,000,000   5,000,000                              5,000,000     5,000,000
Moondance Enterprises LP             1.15     04/01/2004  7,985,000   7,985,000                              7,985,000     7,985,000
Natexis Banque Populaires+/-         1.10     08/27/2004                          97,000,000    97,000,774  97,000,000    97,000,774
National Bank of New Zealand
  International Limited+/-           1.12     09/09/2004                          60,000,000    60,006,343  60,000,000    60,006,343
Nationwide Building Society+++/-     1.09     07/23/2004                          70,000,000    70,000,000  70,000,000    70,000,000
New Jersey EDA EDR - MSNBC/CNBC
  Project                            1.07     04/01/2004  4,700,000   4,700,000                              4,700,000     4,700,000
Oklahoma Christian University, Inc.  1.14     04/01/2004  7,500,000   7,500,000                              7,500,000     7,500,000
Opelika, Alabama IDA IDR -
  Industrial Park Project            1.16     04/01/2004  6,605,000   6,605,000                              6,605,000     6,605,000
Premium Asset Trust Series
  2002-6+++/-                        1.35     06/01/2004                          30,000,000    30,007,651  30,000,000    30,007,651
R.M. Greene, Inc.                    1.10     04/01/2004  3,840,000   3,840,000                              3,840,000     3,840,000
Radiation Oncology Partners LLP      1.10     04/01/2004  4,815,000   4,815,000                              4,815,000     4,815,000
Sea Island Company & Sea Island
  Coastal Properties LLC             1.14     04/01/2004 10,000,000  10,000,000                             10,000,000    10,000,000
Sussex, Wisconsin IDR - Rotating
  Equipment Project                  1.20     04/01/2004  1,360,000   1,360,000                              1,360,000     1,360,000
Thayer Properties LLC                1.10     04/01/2004 13,095,000  13,095,000                             13,095,000    13,095,000
Tifton Mall, Inc.                    1.10     04/01/2004  7,120,000   7,120,000                              7,120,000     7,120,000
Todd Shopping Center LLC             1.09     04/07/2004 10,100,000  10,100,000                             10,100,000    10,100,000
Virginia Health Services, Inc.       1.09     04/07/2004  5,957,000   5,957,000                              5,957,000     5,957,000
White Pine Finance LLC+++/-          1.06     12/01/2004                         25,000,000    24,994,950   25,000,000    24,994,950
WLB, LLC                             1.10     04/01/2004 12,000,000  12,000,000                             12,000,000    12,000,000
Woodland Park Apartments LLC         1.10     04/01/2004 15,365,000  15,365,000                             15,365,000    15,365,000

TOTAL MEDIUM TERM NOTES (COST $1,171,034,920)                       300,877,000               870,157,920              1,171,034,920
                                                                   -------------             -------------            --------------

MUNICIPAL BONDS & NOTES--0.01%
VARIABLE RATE DEMAND NOTE--0.01%
Kalamazoo Funding Company LLC+/-     1.08     12/15/2026                           140,000        140,000      140,000       140,000
Kalamazoo Funding Company LLC+/-     1.08     12/15/2026                           165,000        165,000      165,000       165,000
Kalamazoo Funding Company LLC+/-     1.08     12/15/2026                           185,000        185,000      185,000       185,000
Kalamazoo Funding Company LLC+/-     1.08     12/15/2026                           140,000        140,000      140,000       140,000
Kalamazoo Funding Company LLC+/-     1.08     12/15/2026                           280,000        280,000      280,000       280,000
Kalamazoo Funding Company LLC+/-     1.21     12/15/2026                            80,000         80,000       80,000        80,000

TOTAL VARIABLE RATE DEMAND NOTES                                              0                   990,000                    990,000
                                                                   -------------             -------------            --------------

TOTAL MUNICIPAL BONDS & Notes (Cost $990,000)                                 0                   990,000                    990,000
                                                                   -------------             -------------            --------------
PROMISSORY NOTE--1.00%
Goldman Sachs Group Incorporated++   1.17     01/26/2005                        85,000,000     85,000,000   85,000,000    85,000,000

TOTAL PROMISSORY NOTE (Cost $85,000,000)                                      0                85,000,000                 85,000,000
                                                                   -------------             -------------            --------------

REPURCHASE AGREEMENTS--10.11%
ABN Amro Inc.(Dated 3/31/04), 1.05%,
  Due 4/01/04 (Repurchase proceeds
  $86,047,475); Collateralized by:
  United States Government and
  Agency Issues                      1.05     04/01/2004 86,045,000  86,045,000                             86,045,000    86,045,000
Bank of America NA - 102%
  Collateralized by US Government
  Securities                         1.10     04/01/2004                       386,683,000   386,683,000   386,683,000   386,683,000
Goldman Sachs Group Incorporated-
  102% Collateralized by US
  Government Securities              1.11     04/01/2004                       180,000,000   180,000,000   180,000,000   180,000,000
JP Morgan Securities Incorporated-
  102% Collateralized by US
  Government Securities              1.11     04/01/2004                       130,000,000   130,000,000   130,000,000   130,000,000
Merrill Lynch & Company Incorporated
  - 102% Collateralized by US
  Government Securities              1.09     04/01/2004                        80,000,000    80,000,000    80,000,000    80,000,000

TOTAL REPURCHASE AGREEMENTS (COST $862,728,000)                      86,045,000              776,683,000                 862,728,000
                                                                    ------------            -------------               ------------

TIME DEPOSITS--2.34%
Barclays Bank plc London             1.10     04/01/2004                       200,000,000   200,000,000   200,000,000   200,000,000

TOTAL TIME DEPOSITS (COST $200,000,000)                                       0              200,000,000                 200,000,000
                                                                    ------------            -------------               ------------

TOTAL INVESTMENTS IN SECURITIES (COST $8,540,941,197)--100.08%    1,255,630,441            7,285,310,756               8,540,941,197
                                                                 ---------------          ---------------             --------------

OTHER ASSETS AND LIABILITIES, NET---(0.08)%                         (7,209,205)                  661,057                 (6,548,148)

TOTAL NET ASSETS--100.00%                                         1,248,421,236            7,285,971,813               8,534,393,049
                                                                 ---------------          ---------------             --------------


^ Zero coupon/ stepped coupon bond. Interest rate presented is yield to maturity.
+/- Variable rate securities.
++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered persuant to section 4 (2) of the Securities Act of 1933, as amended.
(a) Restricted security.
(b) Security backed by credit enhancement in the form of a letter of credit and/or insurance.
(c) Maturity date represents actual maturity or the longer of the next put date or interest adjustment date. For U.S. Government Agency Securities, maturity date represents actual maturity or the next interest adjustment date.



STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2004 (Unaudited)

                                                         TARGET FUND        ACQUIRING FUND
                                                      ----------------------------------------
                                                        STRONG MONEY     WF MONEY MARKET FUND     PRO FORMA       PRO FORMA COMBINED
                                                         MARKET FUND                             ADJUSTMENTS
                                                      -------------------------------------------------------- ---------------------
INVESTMENTS:
In securities, at market value                           $1,169,585,441        $6,508,627,756                         $7,678,213,197
Repurchase Agreements                                        86,045,000           776,683,000                            862,728,000
                                                      -------------------------------------------------------- ---------------------
TOTAL INVESTMENT AT MARKET VALUE (see cost below )        1,255,630,441         7,285,310,756              0           8,540,941,197
                                                      -------------------------------------------------------- ---------------------
Cash                                                              3,862                50,465                                 54,327
Receivable for Fund shares issued                                11,745                89,928                                101,673
Receivables for dividends and interest                        1,045,873             6,878,031                              7,923,904
Prepaid expenses and other assets                                67,611                                                       67,611
                                                      -------------------------------------------------------- ---------------------
TOTAL ASSETS                                              1,256,759,532         7,292,329,180              0           8,549,088,712
                                                      -------------------------------------------------------- ---------------------

LIABILITIES
Payable for investments purchased                             6,000,000                                                    6,000,000
Payable for Fund shares redeemed                                911,176                                                      911,176
Dividends Payable                                               483,862                88,090                                571,952
Payable to investment advisor and affiliates                                        3,617,381                              3,617,381
Payable to the Trustees and Distributor                                             2,591,159                              2,591,159
Accrued expenses and other liabilities                          943,258                60,737                              1,003,995
TOTAL LIABILITIES                                             8,338,296             6,357,367              0              14,695,663
                                                       ------------------------------------------------------- ---------------------
TOTAL NET ASSETS                                         $1,248,421,236        $7,285,971,813             $0          $8,534,393,049
                                                       ------------------------------------------------------- ---------------------

NET ASSETS CONSIST OF:
Paid-in capital                                          $1,248,421,236        $7,285,984,409                         $8,534,405,645
Undistributed net investment income (loss)                                                  2                                      2
Undistributed net realized gain (loss) on investments                                (12,598)                               (12,598)
                                                       ------------------------------------------------------- ---------------------
TOTAL NET ASSETS                                         $1,248,421,236        $7,285,971,813             $0          $8,534,393,049
                                                       ------------------------------------------------------- ---------------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets - Class A                                                           $5,694,911,307                         $5,694,911,307
Shares outstanding - Class A                                                    5,694,338,901                          5,694,338,901
Net asset value and offering price per share - Class A                                  $1.00                                  $1.00
Net assets - Class B                                                           $1,591,060,506                         $1,591,060,506
Shares outstanding - Class B                                                    1,590,967,636                          1,590,967,636
Net asset value and offering price per share - Class B                                  $1.00                                  $1.00
Net assets - Investor Class                              $1,248,421,236                                               $1,248,421,236
Shares outstanding - Investor class                       1,248,421,249                                                1,248,421,249
Net asset value and offering price per share - Investor
Class                                                             $1.00                                                        $1.00
                                                       ------------------------------------------------------- ---------------------
INVESTMENTS AT COST                                      $1,255,630,441        $7,285,310,756                         $8,540,941,197
                                                       ------------------------------------------------------- ---------------------


STATEMENT OF OPERATIONS
For the Twelve Months Ended March 31, 2004 (Unaudited)

                                               TARGET       ACQUIRING
                                               FUND         FUND
                                               --------------------------
                                               STRONG       WF
                                               MONEY        MONEY
                                               MARKET       MARKET                       PRO FORMA         PRO FORMA
INVESTMENT INCOME                              FUND         FUND          COMBINED       ADJUSTMENTS       COMBINED
                                               -----------------------------------------------------------------------
Interest                                        $18,559,272  $93,314,497  $111,873,769                   $111,873,769
                                               -----------------------------------------------------------------------
TOTAL INVESTMENT INCOME                          18,559,272   93,314,497   111,873,769             0      111,873,769
                                               -----------------------------------------------------------------------

EXPENSES

Advisory fees                                     2,382,260   31,726,674    34,108,934   (8,823,920)(1)    25,285,014
Administration fees                                                                                                 0
 Fund Level                                               0    3,965,834     3,965,834       339,768(1)     4,305,602
 Class A                                                  0   12,730,896    12,730,896       902,171(1)    13,633,067
 Class B                                                  0    3,564,970     3,564,970       252,179(1)     3,817,149
 Investor Class                                   5,830,741            0     5,830,741       339,406(1)     6,170,147
Transfer Agency Fees
 Class A                                                  0            0             0             0(1)             0
 Class B                                                  0            0             0             0(1)             0
 Investor Class                                   5,816,279            0     5,816,279   (5,816,279)(1)             0
Custody fees                                        114,877    1,586,334     1,701,211       201,590(1)     1,902,801
Shareholder servicing fees                                0   19,829,171    19,829,171  (19,829,171)(1)             0
 Class A                                                  0            0             0    15,492,122(1)    15,492,122
 Class B                                                  0            0             0     4,337,669(1)     4,337,669
 Investor Class                                           0            0             0     3,955,223(1)     3,955,223
Accounting fees                                           0      472,158       472,158       105,654(1)       577,812
Distribution fees
 Class A                                                  0            0             0             0(1)             0
 Class B                                                  0   13,013,853    13,013,853         (846)(1)    13,013,007
 Investor Class                                           0            0             0             0(1)             0
Audit fees                                           63,337       23,062        86,399      (63,399)(1)        23,000
Legal fees                                          115,904       17,938       133,842       (8,842)(1)       125,000
Registration fees                                    64,268       25,000        89,268      (24,268)(1)        65,000
Shareholder reports                               1,195,856        5,000     1,200,856     (695,402)(1)       505,454
Transfer Agent Banking Charges                      111,719            0       111,719     (111,719)(1)             0
Brokerage Fees                                      106,800            0       106,800     (106,800)(1)             0
Trustees' fees                                       52,581        6,390        58,971      (52,184)(1)         6,787
Other fees and expenses                             202,196      265,811       468,007     (296,755)(1)       171,252
                                               -----------------------------------------------------------------------
TOTAL EXPENSES                                   16,056,818   87,233,091   103,289,909   (9,903,802)       93,386,107
                                               -----------------------------------------------------------------------
LESS:
Waived fees and reimbursed expenses             (5,721,834) (21,675,448)  (27,397,282)   17,590,326(1)     (9,806,956)
Direct Brokerage                                          0            0             0                              0
Earning Credits                                     (2,066)            0       (2,066)        2,066(1)              0
Net expenses                                     10,332,918   65,557,643    75,890,561    7,688,590        83,579,151
                                               -----------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                      8,226,354   27,756,854    35,983,208   (7,688,590)       28,294,618
                                               -----------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
Securities, foreign currencies and foreign
currency translation                                      0     (12,598)      (12,598)                        (12,598)
                                               -----------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                 0     (12,598)      (12,598)             0          (12,598)
                                               -----------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON                0     (12,598)      (12,598)             0          (12,598)
INVESTMENTS
                                               -----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS            $8,226,354  $27,744,256   $35,970,610   $(7,688,590)     $28,282,020
RESULTING FROM OPERATIONS
                                               -----------------------------------------------------------------------

(1) To adjust expenses to reflect the Combined Fund's estimated fees and expenses, based on contractual rates or elimination of duplicative services.

PROFORMA SCHEDULE OF INVESTMENTS
APRIL 30, 2004 (UNAUDITED)

                                                       STRONG SHORT-TERM         STRONG SHORT-TERM        PROFORMA COMBINED
                                                     HIGH YIELD MUNICIPAL       MUNICIPAL BOND FUND     SHORT-TERM MUNICIPAL
                                                           FUND                                             BOND FUND
------------------------------------------------------------------------------------------------------------------------------
                                                    Shares or                 Shares or      Value      Shares or    Value
                                                    Principal      Value      Principal     (Note 2)    Principal   (Note 2)
                                                     Amount      (Note 2)      Amount                     Amount
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 71.9%
ALABAMA 0.8%
Choctaw County, Alabama Revenue,                                             $ 2,825,000 $ 2,881,500    $ 2,825,000$ 2,881,500
3.625%, Due 3/01/09 (e)
Huntsville, Alabama Capital Improvement GO,        $ 1,300,000 $ 1,285,375                               1,300,000  1,285,375
4.75%, Due 11/01/24 (e)
Mobile, Alabama GO, 6.20%, Due 2/15/07 (i)                                     1,000,000   1,095,000     1,000,000  1,095,000
                                                                                         ------------              -----------
                                                                                           3,976,500                5,261,875
ALASKA 1.1%
Northern Tobacco Securitization Corporation
Tobacco Settlement Revenue:
    4.50%, Due 6/01/08                                 255,000     246,394                                 255,000    246,394
    5.40%, Due 6/01/08                                 735,000     741,431     2,500,000   2,521,875     3,235,000  3,263,306
    5.60%, Due 6/01/09                                 700,000     706,125       600,000     605,250     1,300,000  1,311,375
    5.60%, Due 6/01/10                                 300,000     297,375     1,425,000   1,412,531     1,725,000  1,709,906
    6.20%, Due 6/01/22                                 970,000     933,625                                 970,000    933,625
                                                               ------------              ------------              -----------
                                                                 2,924,950                 4,539,656                7,464,606
ARIZONA 1.4%
Arizona Health Facilities Authority Hospital           100,000      96,375                                 100,000     96,375
System Revenue - Phoenix Children's Hospital
Project, 5.375%, Due 11/15/09
Arizona Tourism and Sports Authority Tax
Revenue - Baseball Training Facilities Project:
    4.00%, Due 7/01/07                                                           990,000   1,009,800       990,000  1,009,800
    4.00%, Due 7/01/08                                                           605,000     613,319       605,000    613,319
Pinal County, Arizona IDA Correctional Facilities                              2,980,000   3,002,350     2,980,000  3,002,350
Contract Revenue - Florence West Prison Project,
3.875%, Due 10/01/09 (e)
White Mountain Apache Tribe Fort Apache Indian         550,029     576,155     3,383,101   3,543,799     3,933,130  4,119,954
Reservation Revenue - Fort Apache Timber
Company Project, 6.25%, Due 3/05/12 (f)
                                                               ------------              ------------              -----------
                                                                   672,530                 8,169,268                8,841,798

CALIFORNIA 5.6%
ABAG Finance Authority for Nonprofit Corporations      500,000     505,625                                 500,000    505,625
Revenue - San Diego Hospital Association Project,
4.00%, Due 3/01/08
ABAG Finance Authority for Nonprofit Corporations                              2,670,000   2,803,500     2,670,000  2,803,500
Revenue - San Diego Hospital Association Project,
6.00%, Due 8/15/05
Agua Caliente Band of Cahuilla Indians Revenue,      1,500,000   1,507,500                               1,500,000  1,507,500
4.00%, Due 7/01/06
California Department of Water Resources Power                                   250,000     271,562       250,000    271,562
Supply Revenue, 5.50%, Due 5/01/07
California GO:
    6.30%, Due 10/01/07                                                        1,340,000   1,495,775     1,340,000  1,495,775
    6.50%, Due 2/01/07                                                         1,000,000   1,100,000     1,000,000  1,100,000
    6.50%, Due 11/01/07                                                          300,000     337,125       300,000    337,125
    7.20%, Due 5/01/07                                                         1,155,000   1,300,819     1,155,000  1,300,819
California Health Facilities Financing Authority                               1,285,000   1,339,613     1,285,000  1,339,613
Revenue - Paradise Valley Estates Project,
4.75%, Due 1/01/08 (e)
Commerce, California Joint Powers
Financing Authority Revenue - Redevelopment
 Projects, 5.00%, Due 8/01/09 (e):
    Series A                                                                     710,000     760,587       710,000    760,587
    Series C                                                                     220,000     235,675       220,000    235,675
Golden State Tobacco Securitization
Corporation Asset-Backed Tobacco
Settlement Revenue:
    3.375%, Due 6/01/09                                                        1,300,000   1,259,375     1,300,000  1,259,375
    3.75%, Due 6/01/10                                                         1,050,000   1,011,938     1,050,000  1,011,938
    5.50%, Due 6/01/18                                                         1,500,000   1,545,000     1,500,000  1,545,000
    5.50%, Due 6/01/19                                 750,000     770,625     2,250,000   2,311,875     3,000,000  3,082,500
    5.625%, Due 6/01/20                              2,000,000   2,057,500     7,000,000   7,201,250     9,000,000  9,258,750
Pasadena, California Revenue:
    4.50%, Due 12/19/06                                                        3,795,599   3,881,000     3,795,599  3,881,000
    5.27%, Due 12/19/06                                                          340,466     342,539       340,466    342,539
Santa Rosa, California Rancheria Tachi Yokut
Tribe Enterprise Revenue:
    5.00%, Due 3/01/06                                                           680,000     687,650       680,000    687,650
    5.50%, Due 3/01/08                               1,000,000   1,015,000       650,000     659,750     1,650,000  1,674,750
Tobacco Securitization Authority of                                            1,510,000   1,426,950     1,510,000  1,426,950
Southern California Tobacco Settlement
Revenue, 4.60%, Due 6/01/10
Tobacco Securitization Authority of                    540,000     523,800                                 540,000    523,800
Southern California Tobacco Settlement
Revenue, 5.25%, Due 6/01/27
                                                               ------------              ------------              -----------
                                                                 6,380,050                29,971,983               36,352,033

COLORADO 2.0%
Black Hawk, Colorado Business
Improvement District Special
Assessment:
    Gilpin County Project, 6.00%,                      750,000     750,315                                 750,000    750,315
    Due 12/01/09
    The Lodge At Black Hawk Project,                   390,000     389,957                                 390,000    389,957
    6.25%, Due 12/01/11
Colorado Educational and Cultural
Facilities Authority Revenue Refunding
and Improvement:
   Denver Academy Project, 5.00%,                    1,000,000     991,250     1,125,000   1,115,156     2,125,000  2,106,406
   Due 5/01/08
   Denver Arts School Project, 7.00%,                  460,000     455,400                                 460,000    455,400
   Due 5/01/11
Colorado Health Facilities Authority Hospital
Revenue Refunding - Parkview Medical
Center Project:
    5.50%, Due 9/01/05                                                           630,000     655,987       630,000    655,987
    5.50%, Due 9/01/06                                                           205,000     217,556       205,000    217,556
Colorado Health Facilities Authority Hospital
Revenue - Steamboat Springs Health Care
Association Project:
    4.70%, Due 9/15/05                                  85,000      85,956                                  85,000     85,956
    4.80%, Due 9/15/06                                 455,000     462,962                                 455,000    462,962
    4.90%, Due 9/15/07                                  20,000      20,325                                  20,000     20,325
Colorado Housing and Finance Authority                                         3,190,000   3,301,650     3,190,000  3,301,650
Revenue, 6.60%, Due 5/01/28 (e)
Elk Valley, Colorado Public Improvement              1,000,000   1,018,750                               1,000,000  1,018,750
Revenue, 7.10%, Due 9/01/14
Garfield County, Colorado Hospital Revenue -
Valley View Hospital Association Project (e):
    3.50%, Due 5/15/07                                                           830,000     844,525       830,000    844,525
    4.00%, Due 5/15/09                                                           835,000     850,656       835,000    850,656
Highlands Ranch, Colorado Metropolitan                                           580,000     611,900       580,000    611,900
District Number 3 GO, 5.00%, Due 12/01/06 (e)
Interlocken Metropolitan District of                                           1,150,000   1,250,625     1,150,000  1,250,625
Colorado GO Refunding, 5.75%,
Due 12/15/11 (e)
                                                               ------------              ------------              -----------
                                                                 4,174,915                 8,848,055               13,022,970

CONNECTICUT 0.9%
Connecticut Health and EFA Revenue -                 1,205,000   1,210,892                               1,205,000  1,210,892
New Opportunities for Waterbury, Inc.
Project, 6.75%, Due 7/01/13
Mashantucket Western Pequot Tribe
Subordinated Special Revenue:
    5.70%, Due 9/01/12                               1,000,000   1,050,000     1,400,000   1,470,000     2,400,000  2,520,000
    6.40%, Due 9/01/11                                 500,000     531,875                                 500,000    531,875
Mohegan Tribe Indians Gaming Authority                                         1,630,000   1,672,788     1,630,000  1,672,788
Public Improvement Revenue, 5.50%,
Due 1/01/06
                                                               ------------              ------------              -----------
                                                                 2,792,767                 3,142,788                5,935,555

DISTRICT OF COLUMBIA 0.1%
District of Columbia Tobacco Settlement                                          500,000     494,375       500,000    494,375
Financing Revenue, 5.375%, Due 5/15/10

FLORIDA 4.2%
Brevard County, Florida HFA Homeowner                                            358,000     371,958       358,000    371,958
Mortgage Revenue Refunding, 6.50%,
Due 9/01/22 (e)
Brevard County, Florida Utility Revenue,                                         690,000     753,825       690,000    753,825
5.25%, Due 3/01/08 (e)
Brooks of Bonita Springs Community                                             2,600,000   2,665,000     2,600,000  2,665,000
Development District Capital Improvement
Revenue, 6.20%, Due 5/01/19
Broward County, Florida Resource
Recovery Revenue Refunding -
Wheelabrator South Broward Project:
    5.00%, Due 12/01/06                                                        2,710,000   2,882,762     2,710,000  2,882,762
    5.00%, Due 12/01/07                                                        1,255,000   1,355,400     1,255,000  1,355,400
Capital Trust Agency Revenue - Seminole                500,000     608,750                                 500,000    608,750
Tribe Convention Project, 10.00%, Due 10/01/33
Duval County, Florida HFA MFHR -                                               1,515,000   1,581,281     1,515,000  1,581,281
Lindsay Terrace Apartments Project, 5.00%,
 Due 1/01/12 (e)
Escambia County, Florida HFA SFMR                                              2,300,000   2,469,625     2,300,000  2,469,625
Refunding - Multi County Project, 6.95%,
Due 4/01/24 (e)
Fiddlers Creek Community Development                   500,000     494,375     1,300,000   1,285,375     1,800,000  1,779,750
District Special Assessment Revenue, 5.80%,
Due 5/01/21
Hillsborough County, Florida HFA MFHR -                                        2,500,000   2,462,500     2,500,000  2,462,500
Oaks at Riverview Project, 2.125%,
Due 1/01/07
Hillborough County, Florida IDA IDR -                1,415,000   1,436,225                               1,415,000  1,436,225
University Community Hospital Health
Facilities Project, 4.90%, Due 8/15/07
Hillsborough County, Florida IDA Hospital
Revenue Refunding - Tampa General
Hospital Project:
    5.00%, Due 10/01/07                                                        1,355,000   1,436,300     1,355,000  1,436,300
    5.00%, Due 10/01/08                                                        1,250,000   1,325,000     1,250,000  1,325,000
Largo, Florida Sun Coast Health System                 530,000     494,225                                 530,000    494,225
Revenue - Sun Coast Hospital Issue,
6.20%, Due 3/01/13
Lee County, Florida Solid Waste System                 100,000     102,500                                 100,000    102,500
Revenue Refunding, 3.50%,
Due 10/01/06 (e)
Manatee County, Florida HFA SFMR                                                 540,000     575,775       540,000    575,775
Refunding, 6.50%, Due 11/01/23 (e)
Miami Beach, Florida Health Facilities
Authority Hospital Revenue Refunding -
Mount Sinai Medical Center Project
5.75%, Due 11/15/06                                                            1,500,000   1,498,125     1,500,000  1,498,125
6.00%, Due 11/15/07                                  1,400,000   1,398,250                               1,400,000  1,398,250
Ocean Highway and Port Authority Solid               1,000,000   1,051,250       305,000     320,631     1,305,000  1,371,881
Waste PCR Refunding, 6.50%, Due 11/01/06
Volusia County, Florida EFA Revenue                                              745,000     745,931       745,000    745,931
Refunding - Embry-Riddle Aeronautical
Project, 2.50%, Due 10/15/06 (e)
                                                               ------------              ------------              -----------
                                                                 5,585,575                21,729,488               27,315,063

GEORGIA 1.7%
Atlanta, Georgia Urban Residential Finance             455,000     410,638                                 455,000    410,638
Authority MFHR - Park Place Apartments
Project, 6.00%, Due 9/01/06 (f)
Atlanta, Georgia Water and Waste Water               1,000,000   1,126,250                               1,000,000  1,126,250
Revenue, 5.50%, Due 11/01/11 (e)
Bibb County, Georgia Development Authority           2,050,000   2,137,125                               2,050,000  2,137,125
Environmental Improvement Revenue
Refunding, 4.85%, Due 12/01/09
Dalton, Georgia School District Lease                1,205,583   1,202,569     3,254,445   3,246,309     4,460,028  4,448,878
Revenue, 4.20%, Due 8/01/13 (f)
De Kalb County, Georgia Residential Care               420,000     436,800                                 420,000    436,800
Facilities for the Elderly Authority First
Lien Revenue - King's Bridge Retirement
Center, Inc. Project, 8.00%, Due 7/01/06
Gainesville, Georgia School District                                           1,042,294   1,039,688     1,042,294  1,039,688
Lease Revenue, 4.20%, Due 3/01/13 (f)
Newton County, Georgia Hospital Authority              780,000     864,825                                 780,000    864,825
Revenue - Newton Health System Project,
5.75%, Due 2/01/11 (e)
Putnam County, Georgia School District                                           614,566     613,030       614,566    613,030
Lease Revenue, 4.20%, Due 3/01/13 (f)
                                                               ------------              ------------              -----------
                                                                 6,178,207                 4,899,027               11,077,234

ILLINOIS 3.1%
Alton, Illinois Hospital Facility Revenue              590,000     600,118       640,000     650,976     1,230,000  1,251,094
Refunding - St. Anthony's Health Center
Project, 5.50%, Due 9/01/06
Chicago, Illinois GO Refunding, 5.25%,                 500,000     534,375     1,500,000   1,603,125     2,000,000  2,137,500
 Due 1/01/08 (e)
Chicago, Illinois Transit Authority Capital                                    2,000,000   2,040,820     2,000,000  2,040,820
Revenue, 4.25%, Due 6/01/08 (e)
Godley, Illinois Park District GO, 3.65%,                                        340,000     345,950       340,000    345,950
Due 12/01/05
Illinois DFA PCR Refunding - Central Illinois                                  2,500,000   2,615,625     2,500,000  2,615,625
Public Service Project, 5.00%, Due 6/01/28
(Mandatory Put at $100 on 12/01/06)
Illinois DFA Revenue - Community                                                 165,000     162,731       165,000    162,731
Rehabilitation Providers Facilities Project,
4.90%, Due 7/01/07
Illinois DFA Elderly Housing Revenue                   100,000      98,875                                 100,000     98,875
Refunding - Galesburg Towers Project,
5.80%, Due 3/01/06
Illinois DFA PCR Refunding - Central Illinois          310,000     324,338                                 310,000    324,338
Public Service Project, 5.00%, Due 6/01/28
(Mandatory Put at $100 on 12/01/06)
Illinois DFA Revenue - Community Rehab                 620,000     623,875                                 620,000    623,875
Providers Project, 5.375%, Due 7/01/09
Illinois Health Facilities Authority Revenue:
    Condell Medical Center Project, 6.00%,             500,000     535,000     1,530,000   1,637,100     2,030,000  2,172,100
Due 5/15/10
    Decatur Memorial Hospital Project, 4.20%,                                    670,000     690,938       670,000    690,938
 Due 10/01/05
Memorial Medical Center Systems Project,                                         625,000     678,906       625,000    678,906
5.25%, Due 10/01/09 (e)
   St. Benedict Project, 5.75%, Due 11/15/15         1,000,000     997,500                               1,000,000    997,500
Illinois Health Facilities Authority Revenue
Refunding:
    Advocate Health Care Project, 5.30%,                                         630,000     678,037       630,000    678,037
Due 8/15/07
Lutheran General Health Systems Project,                                       1,000,000   1,101,250     1,000,000  1,101,250
7.00%, Due 4/01/08 (e)
Illinois Health Facilities Authority Revenue         1,800,000   1,064,250                               1,800,000  1,064,250
Refunding - Lifelink Corporation Obligated
Group Project, 5.95%, Due 2/15/21 (f)
Kane, Cook and Du Page Counties, Illinois                                      1,073,527   1,096,340     1,073,527  1,096,340
School District Number 46 Elgin Lease
Purchase, 6.07%, Due 6/21/05 (f)
Sangamon County, Springfield, Illinois               2,000,000   1,715,000                               2,000,000  1,715,000
School District Number 186 GO, Zero %,
Due 10/01/08 (e)
Upper Illinois River Valley Development                500,000     535,625                                 500,000    535,625
Revenue - Morris Hospital Project, 6.05%,
Due 12/01/11
                                                               ------------              ------------              -----------
                                                                 7,028,956                13,301,798               20,330,754

INDIANA 0.1%
Indiana Health Facility Financing Authority          2,800,000     868,000                               2,800,000    868,000
Revenue - Hamilton Communities, Inc. Project,
6.00%, Due 1/01/10 (f) (h)

IOWA 0.2%
Harlan, Iowa Revenue - American Baptist                920,000     679,650                                 920,000    679,650
Homes of the Midwest - Baptist Memorial
Home Project, 5.875%, Due 5/15/23
Tobacco Settlement Authority of Iowa                                             535,000     520,956       535,000    520,956
Tobacco Settlement Revenue, 5.50%,
Due 6/01/11
                                                                                                                   -----------
                                                                                                                    1,200,606
KANSAS 0.5%
Lenexa, Kansas Industrial Revenue -                                              500,000     508,750       500,000    508,750
W.W. Grainger, Inc. Project, 4.00%,
Due 12/15/08
Manhattan, Kansas Transportation                     1,250,000   1,264,063                               1,250,000  1,264,063
Development District Sales Tax Revenue,
4.15%, Due 8/01/15
Reno, Sedgwick and Finney Counties,                                            2,575,000   1,493,500     2,575,000  1,493,500
Kansas SFMR, Zero %, Due 4/01/16 (e) (i)
                                                               ------------              ------------              -----------
                                                                 1,264,063                 2,002,250                3,266,313
KENTUCKY 0.1%
Kenton County, Kentucky Airport                        430,000     419,787                                 430,000    419,787
Board Special Facilities Revenue -
Mesaba Aviation, Inc. Project, 6.00%,
Due 7/01/05

LOUISIANA 1.8%
Calcasieu Parish, Louisiana IDB PCR                                            1,500,000   1,505,430     1,500,000  1,505,430
Refunding - Gulf States Utilities Company
Project, 6.75%, Due 10/01/12
De Soto Parish, Louisiana Environmental                                        1,750,000   1,830,553     1,750,000  1,830,553
Improvement Revenue - International Paper
Company Project, 7.70%, Due 11/01/18
Epps, Louisiana COP, 7.25%, Due 6/01/09              1,000,000   1,003,750     2,350,000   2,358,812     3,350,000  3,362,562
Louisiana Public Facilities Authority Revenue -      1,190,000   1,114,138                               1,190,000  1,114,138
Progressive Healthcare Project, 6.25%,
Due 10/01/11 (f)
Orleans Parish, Louisiana School Board Compound Inter1,590,000ero1,337,587/01/01,000,000     841,250     2,590,000  2,178,837
Plaquemines, Louisiana Port Harbor and
Terminal District Marine Terminal Facilities
Revenue Refunding - Electro-Coal Transfer,
Project, 5.00%, Due 9/01/07
     Series A                                          100,000      99,875                                 100,000     99,875
     Series D                                          900,000     898,875                                 900,000    898,875
West Feliciana Parish, Louisiana PCR -               1,000,000   1,015,080                               1,000,000  1,015,080
Gulf States Utilities Company III Project,
7.70%, Due 12/01/14
                                                               ------------              ------------              -----------
                                                                 5,469,305                 6,536,045               12,005,350

MAINE 0.1%
Baileyville, Maine PCR - Georgia-Pacific               500,000     502,215                                 500,000    502,215
Corporation Project, 4.75%, Due 6/01/05

MARYLAND 0.1%
Northeast Maryland Waste Disposal                      765,000     796,556                                 765,000    796,556
Authority Solid Waste Revenue - Montgomery
County Resource Recovery Project, 5.90%,
 Due 7/01/05

MASSACHUSETTS 2.5%
Massachusetts Development Finance                      500,000     498,750                                 500,000    498,750
Agency Revenue - Developmental
Disabilities, Inc. Project, 6.25%, Due 6/01/08
Massachusetts Health and EFA Revenue:
    Caritas Christi Obligated Group Project,         1,250,000   1,309,375     1,500,000   1,571,250     2,750,000  2,880,625
    5.25%, Due 7/01/06
    Caritas Christi Obligated Group Project,         1,000,000   1,060,000     2,510,000   2,660,600     3,510,000  3,720,600
   5.25%, Due 7/01/07
    Caritas Christi Obligated Group Project,                                     750,000     813,750       750,000    813,750
  5.875%, Due 7/01/08
    Eye and Ear Infirmary Project,                                               775,000     818,594       775,000    818,594
  5.25%, Due 7/01/09 (e)
Massachusetts Industrial Finance                                               3,750,000   3,813,225     3,750,000  3,813,225
Agency Resource Recovery Revenue
Refunding - Massachusetts Refusetech,
Inc. Project, 6.30%, Due 7/01/05
Massachusetts Industrial Finance Agency                                        2,980,000   3,151,350     2,980,000  3,151,350
 Water Treatment Revenue - Massachusetts-
American Hingham Project, 6.25%,
Due 12/01/10
Massachusetts Industrial Finance Agency                500,000     500,000                                 500,000    500,000
Resources Recovery Revenue Refunding -
Ogden Haverhill Project, 5.15%, Due 12/01/07
                                                               ------------              ------------              -----------
                                                                 3,368,125                12,828,769               16,196,894
MICHIGAN 1.2%
Eaton County, Michigan GO, 2.75%,                                              6,500,000   6,532,370     6,500,000  6,532,370
Due 12/01/06
Flint, Michigan Hospital Building Authority
Revenue Refunding - Hurley Medical
Center Project:
4.80%, Due 7/01/05                                     615,000     619,612                                 615,000    619,612
6.00%, Due 7/01/05                                                               510,000     520,838       510,000    520,838
Pontiac, Michigan Tax Increment Finance                                          215,000     219,352       215,000    219,352
Authority Revenue Refunding, 4.00%,
Due 6/01/05 (e)
                                                               ------------              ------------              -----------
                                                                   619,612                 7,272,560                7,892,172

MINNESOTA 1.1%
Burnsville, Minnesota CDR Refunding -                1,430,000   1,435,963                               1,430,000  1,435,963
Holiday Inn Project, 5.875%, Due 4/01/08
Minnesota COP, 3.50%, Due 6/30/07                                              2,173,155   2,189,454     2,173,155  2,189,454
Minnesota GO - Duluth Airport Lease                                              500,000     525,625       500,000    525,625
Revenue Project, 6.25%, Due 8/01/14
Minnesota Higher EFA Revenue - Hamline                                           125,000     133,906       125,000    133,906
University Project, 5.65%, Due 10/01/07
St. Paul, Minnesota Housing and                                                2,000,000   2,070,000     2,000,000  2,070,000
Redevelopment Authority Parking
Revenue - Allina Health System Gold
Ramp Project, 4.95%, Due 3/01/06
St. Paul, Minnesota Port Authority Hotel                                         620,000     621,550       620,000    621,550
Facility Revenue - Radisson Kellogg
Project, 7.375%, Due 8/01/29
                                                               ------------              ------------              -----------
                                                                 1,435,963                 5,540,535                6,976,498

MISSISSIPPI 1.4%
Alcorn County, Corinth, Mississippi                                            1,000,000   1,071,250     1,000,000  1,071,250
Hospital Revenue Refunding - Magnolia
Regional Health Center Project, 5.75%,
Due 10/01/13 (e)
Biloxi, Mississippi Housing Authority                                          8,000,000   8,190,000     8,000,000  8,190,000
 MFHR - Bayview Place Estates Project,
4.50%, Due 9/01/05 (c)
                                                                                         ------------              -----------
                                                                                           9,261,250                9,261,250

MISSOURI 2.9%
Boone County, Missouri Hospital                                                3,605,000   3,776,237     3,605,000  3,776,237
Revenue Refunding, 5.00%, Due 8/01/09
Chesterfield, Missouri Tax Increment                   895,000     909,544     3,195,000   3,246,919     4,090,000  4,156,463
Revenue Refunding and Improvement -
Chesterfield Valley Project, 4.50%,
Due 4/15/16
Ellisville, Missouri IDA IDR Refunding -
Gambrill Gardens Project:
    5.10%, Due 6/01/05                                 125,000     124,481                                 125,000    124,481
    5.20%, Due 6/01/06                                 135,000     133,819                                 135,000    133,819
Hazelwood, Missouri IDA Tax Increment                1,500,000   1,485,000     5,500,000   5,445,000     7,000,000  6,930,000
Revenue Refunding - Missouri Bottom Road
Development Project, 3.875%, Due 8/01/18
I-470 & 350 Transportation Development
District Transportation Revenue:
    5.00%, Due 5/01/05                                 100,000     100,766                                 100,000    100,766
    5.20%, Due 5/01/06                                 375,000     380,156                                 375,000    380,156
Missouri Environmental Improvement and                 800,000     885,000                                 800,000    885,000
Energy Resources Authority PCR Refunding -
American Cyanamid Company Project, 5.80%,
Due 9/01/09
Nevada, Missouri Hospital Revenue -                  1,135,000   1,152,025                               1,135,000  1,152,025
Nevada Regional Medical Center Project,
6.00%, Due 10/01/07
Springfield, Missouri Land Clearance                                           1,125,000   1,143,788     1,125,000  1,143,788
Redevelopment Authority Industrial Revenue
Refunding - University Plaza Project, 6.30%,
Due 10/01/06
                                                               ------------              ------------              -----------
                                                                 5,170,791                13,611,944               18,782,735

MONTANA 0.5%
Billings, Montana Tax Incremental Urban
Renewal Refunding:
    2.96%, Due 3/01/06                                                         1,260,000   1,261,575     1,260,000  1,261,575
    3.38%, Due 3/01/07                                                         1,300,000   1,296,750     1,300,000  1,296,750
    3.80%, Due 3/01/08                                                           995,000     991,269       995,000    991,269
                                                                                         ------------              -----------
                                                                                           3,549,594                3,549,594

NEVADA 0.3%
Clark County, Nevada Improvement                       630,000     628,425                                 630,000    628,425
District Refunding, 4.10%, Due 2/01/08
Las Vegas, Nevada Paiute Tribe                       1,500,000   1,507,500                               1,500,000  1,507,500
Revenue, 4.65%, Due 11/01/05 (e)
                                                               ------------                                        -----------
                                                                 2,135,925                                          2,135,925
NEW HAMPSHIRE 0.4%
New Hampshire Health and Educational                   730,000     747,338                                 730,000    747,338
Facilities Authority Revenue - Elliot Hospital
Project, 4.25%, Due 10/01/08
New Hampshire Health and Education
Facilities Authority Revenue - Southern New
Hampshire Medical Center Project:
    3.00%, Due 10/01/06                                                          490,000     496,125       490,000    496,125
    4.00%, Due 10/01/07                                                        1,420,000   1,475,025     1,420,000  1,475,025
                                                               ------------              ------------              -----------
                                                                   747,338                 1,971,150                2,718,488

NEW JERSEY 1.0%
New Jersey EDA First Mortgage                          400,000     397,500                                 400,000    397,500
Revenue Refunding, 2.60%, Due 11/01/05
New Jersey Health Care Facilities
Financing Authority Revenue:
Capital Health System Obligation                                               1,500,000   1,554,375     1,500,000  1,554,375
Group Project, 4.50%, Due 7/01/06
Capital Health System Obligation                                                 720,000     766,800       720,000    766,800
Group Project, 5.50%, Due 7/01/11
    Jersey City Medical Center Project,                                        1,500,000   1,563,750     1,500,000  1,563,750
    4.80%, Due 8/01/21 (e)
    Raritan Bay Medical Center Project,                900,000     920,277     1,050,000   1,073,656     1,950,000  1,993,933
   7.25%, Due 7/01/14
                                                               ------------              ------------              -----------
                                                                 1,317,777                 4,958,581                6,276,358

NEW MEXICO 0.9%
Albuquerque, New Mexico Industrial                     890,000     901,125                                 890,000    901,125
Revenue Refunding - MCT Industries,
Inc. Project, 3.75%, Due 4/01/10 (e)
Chaves County, New Mexico Gross                                                2,125,000   2,164,844     2,125,000  2,164,844
Receipts Tax Revenue, 5.00%,
Due 7/01/21 (e)
Lordsburg, New Mexico PCR Refunding -                2,200,000   2,235,948                               2,200,000  2,235,948
Phelps Dodge Corporation Project,
6.50%, Due 4/01/13
New Mexico Educational Assistance                      350,000     357,343                                 350,000    357,343
Foundation Student Loan Revenue,
6.00%, Due 12/01/08
New Mexico Educational Assistance                                                360,000     378,151       360,000    378,151
Foundation Student Revenue Refunding,
7.05%, Due 3/01/10
                                                               ------------              ------------              -----------
                                                                 3,494,416                 2,542,995                6,037,411

NEW YORK 9.8%
Nassau County, New York Industrial
Development Agency Civic Facility
Revenue:
   North Shore Health System Project,                  815,000     886,312                                 815,000    886,312
5.625%, Due 11/01/10
Special Needs Facilities Pooled Program                125,000     125,938                                 125,000    125,938
Project, 5.60%, Due 7/01/05
Special Needs Facilities Pooled Program                545,000     550,450                                 545,000    550,450
Project, 6.50%, Due 7/01/06
New York Convention Center Operating                 1,650,000   1,373,625     4,600,000   3,829,500     6,250,000  5,203,125
Corporation COP - Yale Building Acquisition
Project, Zero %, Due 6/01/08
New York Homeowner Mortgage Agency                                             1,200,000   1,167,000     1,200,000  1,167,000
Revenue, 2.65%, Due 10/01/08
New York Housing Finance Agency                                                5,000,000   5,393,750     5,000,000  5,393,750
Revenue Refunding - Health Facilities
Project, 6.00%, Due 11/01/07
New York Mortgage Agency Homeowner                                               785,000     794,813       785,000    794,813
Mortgage Revenue, 2.95%, Due 10/01/17
New York, New York GO:
    5.00%, Due 8/01/06                                                         2,780,000   2,943,325     2,780,000  2,943,325
    5.00%, Due 8/01/07                                                         1,000,000   1,068,750     1,000,000  1,068,750
    6.125%, Due 8/01/06                                                          220,000     238,425       220,000    238,425
    8.25%, Due 6/01/06                                                           700,000     784,000       700,000    784,000
    8.25%, Due 6/01/07                                                         1,650,000   1,911,937     1,650,000  1,911,937
New York, New York Industrial Development
Agency Civic Facility Revenue - Special
Needs Facilities Pooled Project:
    3.05%, Due 7/01/09 (e)                           1,000,000     947,500                               1,000,000    947,500
    5.60%, Due 7/01/05                                 550,000     554,125     1,055,000   1,062,913     1,605,000  1,617,038
    6.50%, Due 7/01/06                                                         1,740,000   1,757,400     1,740,000  1,757,400
New York, New York City Industrial
Development Agency Civic Facility
Revenue:
    Polytechnic University Project,                    435,000     424,669                                 435,000    424,669
5.125%, Due 11/01/06
New York, New York City Industrial                   1,000,000     978,750                               1,000,000    978,750
Development Agency Special Facilities
Revenue - Continental Airlines, Inc. Project,
7.25%, Due 11/01/08
New York Urban Development Corporation                                         5,000,000   5,362,500     5,000,000  5,362,500
Correctional and Youth Facilities Service
Revenue, 5.00%, Due 1/01/27 (Mandatory
Put at $100 on 1/01/09)
Suffolk County, New York Industrial
Development Agency Civic Facility Revenue:
    6.50%, Due 7/01/06                                 290,000     292,900                                 290,000    292,900
    6.875%, Due 7/01/10                                165,000     168,712                                 165,000    168,712
Tobacco Settlement Financing
Corporation Revenue:
    5.00%, Due 6/01/07                                                         7,500,000   7,978,125     7,500,000  7,978,125
    5.00%, Due 6/01/09                               1,000,000   1,002,160     4,500,000   4,509,720     5,500,000  5,511,880
    5.00%, Due 6/01/10                               2,000,000   2,054,260     4,500,000   4,622,085     6,500,000  6,676,345
    5.00%, Due 6/01/11                               1,000,000   1,037,500     5,390,000   5,592,125     6,390,000  6,629,625
    5.25%, Due 6/01/13 (e)                           1,000,000   1,077,500     2,420,000   2,607,550     3,420,000  3,685,050
United Nations Development Corporation               1,035,000   1,082,869                               1,035,000  1,082,869
Revenue Refunding, 4.00%, Due 7/01/07
                                                               ------------              ------------              -----------
                                                                12,557,270                51,623,918               64,181,188

NORTH CAROLINA 0.6%
North Carolina Eastern Municipal Power                                         2,000,000   2,165,000     2,000,000  2,165,000
Agency Power Systems Revenue, 6.00%,
Due 1/01/09
North Carolina Eastern Municipal Power                                           790,000     834,437       790,000    834,437
Agency Power Systems Revenue Refunding,
6.00%, Due 1/01/06 (e)
North Carolina Municipal Power Agency                  500,000     492,500       115,000     127,650       615,000    620,150
Number 1 Catawba Electric Revenue, 7.25%,
Due 1/01/07
                                                               ------------              ------------              -----------
                                                                   492,500                 3,127,087                3,619,587

OHIO 1.5%
Athens County, Ohio Hospital Facilities              1,000,000   1,007,500                               1,000,000  1,007,500
Revenue Refunding - O'Bleness Memorial
Hospital Project, 5.00%, Due 11/15/08
Beavercreek, Ohio City School District                                         2,070,000   2,119,163     2,070,000  2,119,163
TAN, 4.00%, Due 12/01/05
Carroll, Ohio Water and Sewer District                 880,000     938,300                                 880,000    938,300
GO, 6.25%, Due 12/01/10
Cleveland, Ohio Airport Special Revenue                300,000     274,500                                 300,000    274,500
Refunding - Continental Airlines, Inc.
Project, 5.50%, Due 12/01/08
Cuyahoga County, Ohio MFHR Refunding -                 104,374           1                                 104,374          1
Parklane Apartments Project, 5.46%,
Due 10/01/37 (f) (h)
Franklin County, Ohio EDR Refunding -                                          1,330,000   1,381,537     1,330,000  1,381,537
Capitol South Community Urban Program,
4.85%, Due 6/01/06
Lakewood, Ohio Hospital Improvement                    700,000     752,500                                 700,000    752,500
Revenue - Lakewood Hospital Association
Project, 5.50%, Due 2/15/08
Lucas County, Ohio Hospital Revenue                  1,000,000   1,098,750     1,500,000   1,648,125     2,500,000  2,746,875
Refunding - ProMedica Healthcare Obligation,
5.75%, Due 11/15/09 (e)
Montgomery County, Ohio Hospital Facilities                                      500,000     549,375       500,000    549,375
Revenue - Kettering Medical Center Project,
6.00%, Due 4/01/08
                                                              ------------              ------------              -----------
                                                                 4,071,551                 5,698,200                9,769,751

OKLAHOMA 0.8%
Ellis County, Oklahoma Industrial Authority
 IDR - W B Johnston Grain Shattuck Project:
    7.10%, Due 8/01/23                                                           890,000     891,113       890,000    891,113
    7.50%, Due 8/01/18                               1,500,000   1,558,125     1,260,000   1,308,825     2,760,000  2,866,950
Oklahoma DFA Revenue - Comanche                      1,000,000   1,037,500       550,000     570,625     1,550,000  1,608,125
County Hospital Project, 5.35%, Due 7/01/08
                                                               ------------              ------------              -----------
                                                                 2,595,625                 2,770,563                5,366,188

PENNSYLVANIA 5.0%
Grove City, Pennsylvania Area Hospital                                           660,000     675,675       660,000    675,675
Authority - United Community Hospital
Project, 4.75%, Due 7/01/06
Horsham, Pennsylvania IDA CDA Health                    40,000      38,800                                  40,000     38,800
Care Facilities Revenue - GF/Pennsylvania
 Properties, Inc. Project, 8.375%, Due 9/01/24 (f)
Lancaster County, Pennsylvania GO (b) (e):
    4.50%, Due 11/01/06                                                        1,210,000   1,273,525     1,210,000  1,273,525
    4.50%, Due 11/01/07                                                        1,265,000   1,345,644     1,265,000  1,345,644
Ontelaunee Township, Pennsylvania                      500,000     503,125                                 500,000    503,125
Municipal Authority Sewer Revenue, 4.25%,
Due 1/15/05
Pennsylvania EDFA Revenue - Northwestern                                       3,295,000   3,472,106     3,295,000  3,472,106
Human Services Project, 4.875%,
Due 6/01/08 (e)
Pennsylvania Higher EFA Health Services
Revenue - University of Pennsylvania Project:
    5.60%, Due 1/01/10                                                         4,750,000   5,029,062     4,750,000  5,029,062
    6.00%, Due 1/01/06                                                         1,750,000   1,855,000     1,750,000  1,855,000
Pennsylvania Higher EFA Revenue:
Independent Colleges and Universities                  500,000     502,500     2,080,000   2,090,400     2,580,000  2,592,900
of Pennsylvania Project, 5.00%,
Due 11/01/11
    State System of Higher Education,                  625,000     648,438     1,000,000   1,037,500     1,625,000  1,685,938
4.00%, Due 6/15/10 (e)
Philadelphia, Pennsylvania Hospitals -                                         1,935,000   2,026,913     1,935,000  2,026,913
Jeanes Health System Project, 6.60%,
Due 7/01/10
Pittsburgh, Pennsylvania GO Refunding (e):
    5.00%, Due 3/01/08                                                         1,950,000   2,030,437     1,950,000  2,030,437
    6.00%, Due 3/01/07                                                         1,220,000   1,335,900     1,220,000  1,335,900
Sayre, Pennsylvania Health Care                      1,225,000   1,280,125     4,455,000   4,655,475     5,680,000  5,935,600
Facilities Authority Revenue - Guthrie
Healthcare System Project, 5.30%,
Due 12/01/12
Scranton-Lackawanna, Pennsylvania
Health and Welfare Authority Hospital
Revenue - Moses Taylor Hospital Project:
    5.65%, Due 7/01/05                                                         1,000,000     740,000     1,000,000    740,000
    5.75%, Due 7/01/06                               1,100,000     803,000       295,000     215,350     1,395,000  1,018,350
    5.80%, Due 7/01/07                                                           380,000     273,600       380,000    273,600
Susquehanna, Pennsylvania Area                       1,035,000     969,019                               1,035,000    969,019
Regional Airport Authority Airport
Facilities Revenue - AERO Harrisburg
LLC Project, 5.25%, Due 1/01/09
                                                               ------------              ------------              -----------
                                                                 4,745,007                28,056,587               32,801,594

PUERTO RICO 0.5%
Children's Trust Fund Puerto Rico                                                490,000     536,550       490,000    536,550
Tobacco Settlement Revenue, 5.75%,
Due 7/01/20 (Pre-Refunded to $100
 on 7/01/10)
Puerto Rico Industrial Tourist Educational,
Medical and Environmental Control Facilities
Revenue - Ana G. Mendez University
System Project:
    4.50%, Due 12/01/05                                                          340,000     350,625       340,000    350,625
    4.50%, Due 12/01/06                                                          355,000     370,531       355,000    370,531
    5.00%, Due 2/01/07                                                           300,000     316,125       300,000    316,125
    5.00%, Due 2/01/08                                                           925,000     975,875       925,000    975,875
    5.00%, Due 12/01/08                                                          390,000     412,913       390,000    412,913
                                                                                         ------------              -----------
                                                                                           2,962,619                2,962,619

SOUTH CAROLINA 2.4%
Connector 2000 Association, Inc. Senior
Capital Appreciation Toll Road Revenue:
    Zero %, Due 1/01/27                              1,500,000     157,500     7,500,000     787,500     9,000,000    945,000
    Zero %, Due 1/01/28                                                        2,835,000     279,956     2,835,000    279,956
    Zero %, Due 1/01/35                              6,000,000     390,000    11,000,000     715,000    17,000,000  1,105,000
Connector 2000 Association, Inc. Senior                700,000     454,125                                 700,000    454,125
Current Interest Toll Road Revenue -
Greenville, South Carolina Southern
Connector Project, 5.375%, Due 1/01/38
Greenville County, South Carolina Revenue -            400,000     394,500                                 400,000    394,500
Donaldson Industrial Air Park Project, 5.50%,
 Due 4/01/11
South Carolina Jobs EDA Hospital Facilities
Revenue Refunding - Palmetto Health
Alliance Project:
    4.50%, Due 8/01/06                                                           235,000     240,581       235,000    240,581
    4.75%, Due 8/01/07 Series A                        685,000     702,125                                 685,000    702,125
    4.75%, Due 8/01/07 Series C                      1,000,000   1,025,000     1,925,000   1,973,125     2,925,000  2,998,125
    5.00%, Due 8/01/08                                                           760,000     782,800       760,000    782,800
South Carolina Ports Authority Ports Revenue (i):
   7.60%, Due 7/01/05                                                          1,475,000   1,580,094     1,475,000  1,580,094
   7.70%, Due 7/01/06                                                          1,205,000   1,351,106     1,205,000  1,351,106
   7.80%, Due 7/01/09 (c)                            1,000,000   1,151,250     1,255,000   1,444,819     2,255,000  2,596,069
South Carolina Transportation Infrastructure                                   1,000,000   1,091,250     1,000,000  1,091,250
 Bank Revenue, 5.00%, Due 10/01/11 (e)
York County, South Carolina PCR -                    1,000,000   1,047,500                               1,000,000  1,047,500
Bowater, Inc. Project, 7.625%, Due 3/01/06
                                                               ------------              ------------              -----------
                                                                 5,322,000                10,246,231               15,568,231

SOUTH DAKOTA 0.4%
Lincoln County, South Dakota Revenue -                 445,000     332,637                                 445,000    332,637
American Baptist Homes of the Midwest-
Trail Ridge Project, 5.875%, Due 11/15/21
South Dakota EDFA EDR:
    Angus Project, 4.25%, Due 4/01/08                                            225,000     232,594       225,000    232,594
    Angus Project, 4.50%, Due 4/01/09                                            260,000     270,075       260,000    270,075
    Davis Family Project, 4.375%, Due 4/01/11                                    775,000     767,250       775,000    767,250
    McEleeg Project, 4.375%, Due 4/01/11 (b)                                     730,000     728,175       730,000    728,175
South Dakota Health and EFA Revenue -                                            345,000     360,956       345,000    360,956
Sioux Valley Hospital and Health System
Project, 5.00%, Due 11/01/05
                                                               ------------                                        -----------
                                                                   332,637                 2,359,050                2,691,687

TENNESSEE 0.6%
Citizens Gas Utility District Gas Revenue                                        335,000     343,542       335,000    343,542
Refunding, 5.15%, Due 1/01/09 (e)
Knox County, Tennessee Health, Educational                                     1,645,000   1,721,081     1,645,000  1,721,081
and Housing Facilities Revenue Refunding -
Catholic Healthcare Project, 4.50%, Due 10/01/06
Tennessee Housing Development Agency -                                         1,585,000   1,539,431     1,585,000  1,539,431
Homeownership Program Project, Zero %,
Due 7/01/05
                                                                                         ------------              -----------
                                                                                           3,604,054                3,604,054

TEXAS 3.3%
Anson, Texas Education Facilities                                                630,000     641,813       630,000    641,813
Corporation Student Housing Revenue -
University of Texas - Waterview Park
Project, 4.00%, Due 1/01/08 (e)
Austin, Texas Utility System Revenue                                           1,500,000   1,518,000     1,500,000  1,518,000
Refunding, 5.375%, Due 11/15/05
De Soto, Texas IDA IDR - Wintergreen                 1,187,051   1,086,152                               1,187,051  1,086,152
Commercial Partnership Project, 7.00%,
Due 1/01/17 (f)
Falcons Lair, Texas Utility and Reclamation                                    5,855,000   1,463,750     5,855,000  1,463,750
District COP, 7.10%, Due 10/15/06 (f) (h)
Harris County, Texas Health Facilities                                         1,000,000   1,076,250     1,000,000  1,076,250
Development Corporation Revenue -
Christus Health Project, 5.25%, Due 7/01/07 (e)
Lewisville, Texas Combination Contract                                         2,550,000   2,661,562     2,550,000  2,661,562
Special Assessment Revenue - Castle Hills
Number 3 Project, 4.125%, Due 5/01/31
(Mandatory Put at $100 on 11/01/06) (e)
Metro Health Facilities Development Corporation      1,000,000     996,250                               1,000,000    996,250
 Revenue - Wilson N. Jones Memorial Hospital
Project, 6.375%, Due 1/01/07
Munimae Trust Certificates, 4.40%,                                             5,165,000   5,216,650     5,165,000  5,216,650
Due 8/24/09 (Mandatory Put at $100 on
12/17/06)
Odessa, Texas Housing Authority MFMR -                                         2,735,000   2,717,906     2,735,000  2,717,906
Section 8 Assisted Project, 6.375%, Due 10/01/11
San Angelo, Texas Independent School
District GO Refunding (e):
    Zero %, Due 2/15/06                                                          100,000      96,375       100,000     96,375
    Zero %, Due 2/15/07                                                        1,000,000     922,500     1,000,000    922,500
Texoma Area Solid Waste Authority Regional
Solid Waste Disposal Revenue - Initial Facility
Project (b):
    4.00%, Due 2/15/07                                                           465,000     476,044       465,000    476,044
    4.25%, Due 2/15/08                                                           435,000     444,788       435,000    444,788
    4.50%, Due 2/15/09                                                           305,000     311,862       305,000    311,862
Tom Green County, Texas Health Facilities              875,000     892,500                                 875,000    892,500
Development Corporation Hospital Revenue -
Shannon Health System Project, 5.60%,
Due 5/15/06
Weslaco, Texas Health Facilities Development           410,000     421,788       690,000     709,838     1,100,000  1,131,626
Corporation Hospital Revenue - Knapp Medical
Center Project, 5.00%, Due 6/01/07
                                                                                         ------------              -----------
                                                                 3,396,690                18,257,338               21,654,028

UTAH 0.5%
Mountain Regional Water Improvement                  1,200,000   1,185,000     1,300,000   1,283,750     2,500,000  2,468,750
District Number 2002-1 Special Service
Assessment, 6.25%, Due 12/01/08
Utah Housing Corporation SFMR, 3.15%,                                            650,000     650,000       650,000    650,000
Due 7/01/08
                                                               ------------              ------------              -----------
                                                                 1,185,000                 1,933,750                3,118,750

VERMONT 0.1%
Vermont Educational and Health Buildings
Financing Agency Revenue:
Health Care Facility-Copley Manor Project,             455,000     227,500                                 455,000    227,500
5.40%, Due 4/01/06 (f) (h)
Vermont Council of Developmental and                   695,000     723,669                                 695,000    723,669
Mental Health Project, 6.20%, Due 12/15/05
                                                               ------------                                        -----------
                                                                   951,169                                            951,169
VIRGIN ISLANDS 1.3%
Virgin Islands Public Finance Authority Revenue:
    5.50%, Due 10/01/06 (e)                                                    3,185,000   3,407,950     3,185,000  3,407,950
    6.00%, Due 10/01/05                                                        1,695,000   1,760,681     1,695,000  1,760,681
    6.00%, Due 10/01/06                                500,000     528,750     1,000,000   1,057,500     1,500,000  1,586,250
    6.00%, Due 10/01/07                                500,000     533,750     1,250,000   1,334,375     1,750,000  1,868,125
                                                                                         ------------              -----------
                                                                 1,062,500                 7,560,506                8,623,006

VIRGINIA 0.7%
Fairfax County, Virginia Redevelopment               1,000,000   1,091,250     2,000,000   2,182,500     3,000,000  3,273,750
and Housing Authority MFHR Refunding -
Burke Shire Commons Project, 7.60%,
Due 10/01/36
Pocahontas Parkway Association Toll                    400,000     272,000     1,850,000   1,258,000     2,250,000  1,530,000
Road Capital Appreciation Revenue,
Zero %, Due 8/15/07
                                                               ------------              ------------              -----------
                                                                 1,363,250                 3,440,500                4,803,750

WASHINGTON 2.6%
Clark County, Washington Industrial                                            5,130,000   5,134,976     5,130,000  5,134,976
Revenue Bond Public Corporation Solid
Waste Disposal Project Revenue -
Camas Power Boiler LP Project,
3.375%, Due 8/01/07 (e)
Port Longview, Washington IDC Solid                  1,500,000   1,670,625                               1,500,000  1,670,625
Waste Disposal Revenue - Weyerhaueser
Company Project, 6.875%, Due 10/01/08
Seattle, Washington Museum Development                                         5,000,000   5,037,550     5,000,000  5,037,550
Authority Special Obligation Revenue Refunding,
6.40%, Due 7/01/24
Skagit County, Washington Public Hospital            1,390,000   1,405,638                               1,390,000  1,405,638
District Revenue Refunding, 4.00%,
Due 12/01/06
Snohomish County, Washington Public                                              205,000     217,300       205,000    217,300
Hospital District Number 3 GO, 6.00%,
Due 6/01/10
Tobacco Settlement Authority of Washington                                     1,350,000   1,324,688     1,350,000  1,324,688
Tobacco Settlement Revenue, 5.00%,
Due 6/01/08
Walla Walla, Washington Housing                                                1,015,000   1,001,044     1,015,000  1,001,044
Authority Revenue - Wilbur Manor Project,
6.25%, Due 12/01/11
Washington Public Power Supply System                                          1,500,000   1,430,625     1,500,000  1,430,625
Nuclear Project Number 2 Revenue
Refunding, Zero %, Due 7/01/06 (e)
                                                               ------------              ------------              -----------
                                                                 3,076,263                14,146,183               17,222,446

WEST VIRGINIA 0.5%
Ohio County, West Virginia Building                                              405,000     453,600       405,000    453,600
Commission Revenue - Ohio Valley Medical
Center Project, 7.00%, Due 10/01/10 (i)
Weirton, West Virginia Municipal Hospital                                      1,045,000   1,069,819     1,045,000  1,069,819
Building Commission Revenue - Weirton
Medical Center Project, 4.50%, Due 12/01/05
West Virginia Public Energy Authority                                          1,415,000   1,457,450     1,415,000  1,457,450
Energy Revenue - Morgantown Associates
Project, 5.05%, Due 7/01/08 (e)
                                                                                         ------------              -----------
                                                                                           2,980,869                2,980,869

WISCONSIN 5.1%
Badger Tobacco Asset Securitization
Corporation Revenue:
    5.00%, Due 6/01/08                                                         1,475,000   1,447,344     1,475,000  1,447,344
    5.50%, Due 6/01/10                                                         2,260,000   2,234,575     2,260,000  2,234,575
    5.75%, Due 6/01/11                                                         1,530,000   1,512,787     1,530,000  1,512,787
    5.75%, Due 6/01/12                               1,000,000     975,000     2,000,000   1,950,000     3,000,000  2,925,000
Forest County, Wisconsin Potawatomie                                           5,165,000   5,261,844     5,165,000  5,261,844
Community General Credit Revenue Refunding -
 Health Center Project, 6.00%, Due 12/01/09
Oshkosh, Wisconsin IDR - Don Evans, Inc.
Project (e):
    4.85%, Due 12/01/07                                                          570,000     588,525       570,000    588,525
    5.05%, Due 12/01/08                                                          605,000     627,687       605,000    627,687
    5.20%, Due 12/01/09                                                          650,000     676,813       650,000    676,813
Pleasant Prairie, Wisconsin Water and                                          3,935,000   4,121,913     3,935,000  4,121,913
Sewer System Revenue BAN, 4.00%,
Due 10/01/07
Stevens Point, Wisconsin Community                                                25,000      27,844        25,000     27,844
Development Authority Housing Mortgage
Revenue, 6.50%, Due 9/01/09 (i)
Wisconsin Health and EFA Revenue:
    Bellin Memorial Hospital, Inc. Project,            855,000     869,962     1,000,000   1,017,500     1,855,000  1,887,462
5.00%, Due 2/15/09
    Divine Savior Healthcare Project,                                            175,000     181,125       175,000    181,125
4.45%, Due 5/01/07 (e)
    Divine Savior Hospital Project,                     25,000      25,562                                  25,000     25,562
4.80%, Due 6/01/06
Froedtert and Community Health                                                   700,000     756,875       700,000    756,875
Obligated Group Project, 5.50%,
Due 10/01/07
    Lutheran Home Project, 7.00%,                       30,000      30,047                                  30,000     30,047
Due 9/01/25
    Marshfield Clinic Project, 4.50%,                                            200,000     204,500       200,000    204,500
Due 2/15/06
    Marshfield Clinic Project, 5.75%,                                            350,000     367,062       350,000    367,062
Due 2/15/07
National Regency of New Berlin, Inc.                   915,000     927,581     3,215,000   3,259,206     4,130,000  4,186,787
Project, 7.75%, Due 8/15/15
National Regency of New Berlin, Inc.                   970,000     990,613       990,000   1,011,038     1,960,000  2,001,651
Project, 8.00%, Due 8/15/25
    Tomah Memorial Hospital, Inc.                      100,000     100,000                                 100,000    100,000
Project, 3.25%, Due 7/01/05
    Tomah Memorial Hospital, Inc.                      100,000     100,125                                 100,000    100,125
Project, 3.875%, Due 7/01/06
    Tomah Memorial Hospital, Inc.                      130,000     129,675                                 130,000    129,675
Project, 4.125%, Due 7/01/07
Wisconsin Health and EFA Revenue                       500,000     526,875     1,000,000   1,053,750     1,500,000  1,580,625
Refunding - Three Pillars Senior
Communities Project, 5.00%, Due 8/15/10
Wisconsin Petroleum Inspection Fee                                             2,550,000   2,706,188     2,550,000  2,706,188
Revenue, 5.50%, Due 7/01/10
                                                               ------------              ------------              -----------
                                                                 4,675,440                29,006,576               33,682,016
WYOMING 0.2%
Teton County, Wyoming Hospital District              1,050,000   1,081,500                               1,050,000  1,081,500
Hospital Revenue - St. Johns Medical
Center Project, 5.25%, Due 12/01/07

------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS                                          112,221,250               357,443,598               469,664,848
(COST $114,786,119, $359,626,874
AND $474,412,993, RESPECTIVELY)
------------------------------------------------------------------------------------------------------------------------------

VARIABLE RATE MUNI BONDS 10.1%
ARIZONA 0.5%
Maricopa County, Arizona IDA IDR -                                             1,175,000   1,189,687     1,175,000  1,189,687
Citizens Utilities Company Project,
4.75%, Due 8/01/20 (Putable at $100
and Rate Reset Effective 8/01/07)
Maricopa County Arizona Pollution                    1,000,000   1,041,250                               1,000,000  1,041,250
Control Corporation PCR Refunding - El Paso
Electric Company Project, 6.25%,
Due 5/01/37 (Mandatory Put at $100 on 8/01/05)
Santa Cruz County, Arizona IDA IDR -                                             815,000     825,188       815,000    825,188
Citizens Utility Company Project, 4.75%,
Due 8/01/20 (Mandatory Put at $100 on 8/01/07)
                                                               ------------              ------------              -----------
                                                                 1,041,250                 2,014,875                3,056,125

CALIFORNIA 1.8%
ABAG Finance Authority for Nonprofit                                           2,000,000   2,192,500     2,000,000  2,192,500
Corporations Revenue MFHR Refunding -
United Dominion Project, 6.25%, Due 8/15/30
(Mandatory Put at $100 on 8/15/08)
California Statewide Communities                       675,000     694,406                                 675,000    694,406
Development Authority Development
Revenue Refunding - Irvine Apartment
Communities Project, 5.25%, Due 5/15/25
(Mandatory Put at $100 on 5/15/13)
California Statewide Communities                     1,500,000   1,479,375     7,500,000   7,396,875     9,000,000  8,876,250
Development Authority Revenue - Kaiser
Permanente Project, 2.30%, Due 4/01/34
(Mandatory Put at $100 on 5/01/07)
                                                                ------------              ------------              -----------
                                                                 2,173,781                 9,589,375               11,763,156

FLORIDA 0.4%
Highlands County, Florida Health                                               2,750,000   2,798,125     2,750,000  2,798,125
Facilities Authority Revenue - Adventist
Health/Sunbelt Hospital Project, 3.35%,
Due 11/15/32 (Mandatory Put at $100 on
9/01/05)

ILLINOIS 1.1%
Illinois DFA IDR - Citizens Utilities Company          660,000     667,425       340,000     343,825     1,000,000  1,011,250
Project, 4.80%, Due 8/01/25 (Putable at
$100 and Rate Reset Effective 8/01/07)
Illinois Health Facilities Authority Revenue -                                 5,500,000   5,726,875     5,500,000  5,726,875
Hospital Sisters Services, Inc. Project,
4.00%, Due 12/01/22 (Putable at $100 and
 Rate Reset Effective 12/01/06) (e)
Peoria County, Illinois Congregate Care                                          176,978     176,536       176,978    176,536
Revenue - St. Francis Woods Project,
5.35%, Due 4/01/28 (f) (h)
                                                               ------------              ------------              -----------
                                                                   667,425                 6,247,236                6,914,661

INDIANA 0.2%
Indiana DFA PCR Refunding - Southern                 1,300,000   1,343,875                               1,300,000  1,343,875
Gas and Electric Project, 5.00%,
Due 3/01/30 (Mandatory Put at $100 on
3/01/06)

IOWA 0.1%
Cedar Rapids, Iowa First Mortgage                      750,000     719,063                                 750,000    719,063
Revenue - Cottage Grove Place Project,
 5.625%, Due 7/01/28 (Mandatory
Put at $100 on 7/01/05) (f)

KANSAS 0.3%
Burlington, Kansas Environmental                                               1,605,000   1,699,294     1,605,000  1,699,294
Improvement Revenue Refunding -
Kansas City Power & Light Project,
4.75%, Due 9/01/15 (Mandatory Put
at $100 on 10/01/07)

MASSACHUSETTS 0.2%
Boston, Massachusetts IDFA Revenue -                   990,000   1,023,412                                 990,000  1,023,412
 Pilot Seafood Project, 5.875%,
Due 4/01/30 (Mandatory Put at $100
on 4/01/07) (e)

MICHIGAN 0.6%
Michigan Hospital Finance Authority                                              795,000     860,587       795,000    860,587
Revenue - Ascension Health Credit
Project, 5.30%, Due 11/15/33
(Mandatory Put at $100 on 11/15/06)
Michigan Strategic Fund Solid Waste                                            2,500,000   2,468,750     2,500,000  2,468,750
Disposal Revenue Refunding, 3.00%,
Due 12/01/13 (Mandatory Put at $100
on 2/01/07)
Michigan Strategic Fund Solid Waste                    450,000     460,125                                 450,000    460,125
Disposal Revenue - Waste Management,
Inc. Project, 4.20%, Due 12/01/12
(Mandatory Put at $100 on 12/01/05)
                                                               ------------              ------------              -----------
                                                                   460,125                 3,329,337                3,789,462
OHIO 0.4%
Cuyahoga County, Ohio MFHR Refunding -                  60,158      40,231                                  60,158     40,231
Parklane Apartments Project, 6.00%,
Due 10/01/37 (f)
Ohio Air Quality Development Authority                 500,000     500,625     2,350,000   2,352,938     2,850,000  2,853,563
PCR Refunding - Toledo Edison Company
 Project, 3.10%, Due 9/01/33 (Mandatory
Put at $100 on 9/01/05)
                                                               ------------              ------------              -----------
                                                                   540,856                 2,352,938                2,893,794
PENNSYLVANIA 0.7%
Pennsylvania Housing Finance Agency                                            5,000,000   5,000,000     5,000,000  5,000,000
SFMR, 1.61%, Due 6/01/08 (Putable at
$100 and Rate Reset Effective 5/12/04) (e)

TEXAS 1.9%
Brazos River Authority Collateralized                                          1,495,000   1,558,538     1,495,000  1,558,538
PCR Refunding - Texas Utilities Electric
Company Project, 5.05%, Due 6/01/30
(Mandatory Put at $100 on 6/19/06)
Lancaster, Texas HFC MFHR -
 Intervest-Lancaster Project (f):
    2.88%, Due 6/15/06                                                         2,627,175   2,364,457     2,627,175  2,364,457
    3.18%, Due 6/15/06                                                           332,000     298,800       332,000    298,800
Matagorda County, Texas Navigational                                           5,450,000   5,633,937     5,450,000  5,633,937
District Number 1 PCR Refunding - Central
Power & Light Company Project, 4.55%,
Due 11/01/29 (Mandatory Put at $100 on
11/01/06)
Trinity River Authority PCR Revenue -                1,250,000   1,312,500     1,105,000   1,160,250     2,355,000  2,472,750
TXU Electric Company Project, 5.00%,
Due 5/01/27 (Mandatory Put at $100 on
11/01/06)
                                                               ------------              ------------              -----------
                                                                 1,312,500                11,015,982               12,328,482
WASHINGTON 0.3%
Chelan County, Washington Public Utility                                       1,865,000   1,960,581     1,865,000  1,960,581
District Number 1 Consolidated Revenue -
Chelan Hydro Project, 5.70%, Due 7/01/68
(Mandatory Put at $100 on 7/01/08)
(Pre-Refunded to $100 on 7/01/05)

WEST VIRGINIA 0.5%
Putnam County, West Virginia PCR                     1,000,000     996,250     2,000,000   1,992,500     3,000,000  2,988,750
Refunding - Appalachian Power Company
Project, 2.80%, Due 5/01/19 (Mandatory
 Put at $100 on 11/01/06)

WISCONSIN 0.5%
Racine, Wisconsin Solid Waste Disposal               1,000,000     972,500     2,500,000   2,431,250     3,500,000  3,403,750
Revenue Refunding - Republic Services
Project, 3.25%, Due 12/01/37 (Mandatory
Put at $100 on 4/01/09)

MULTIPLE STATES 0.6%
MMA Financial CDD Senior Securitization              1,000,000     992,500     3,000,000   2,977,500     4,000,000  3,970,000
Trust Beacon Lakes Pass-Thru Trust,
3.375%, Due 11/01/08 (e)
------------------------------------------------------------------------------------------------------------------------------
TOTAL VARIABLE RATE PUT BONDS                                   12,243,537                53,408,993               65,652,530
(COST $11,975,681, $53,242,037 AND
$65,217,718, RESPECTIVELY)
------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS (A) 18.2%
MUNICIPAL BONDS 4.9%
ALASKA 0.1%
Juneau, Alaska City and Borough                        450,000     451,381                                 450,000    451,381
Nonrecourse Revenue - St. Ann's Care
Center Project, 5.875%, Due 12/01/04

CALIFORNIA 0.2%
California Statewide Communities                                                 750,000     755,925       750,000    755,925
Development Authority Revenue -
Henry Mayo Newhall Memorial Hospital
Project, 4.00%, Due 10/01/04 (e)
San Francisco, California City and County              450,000     464,022                                 450,000    464,022
Redevelopment Agency Lease Revenue -
George Moscone Center Project, 8.50%,
Due 7/01/14
                                                                                                                   -----------
                                                                                                                    1,219,947
COLORADO 0.0%
Colorado Educational and Cultural Facilities                                     210,000     210,414       210,000    210,414
Authority Revenue Refunding - Colorado
Public Radio Project, 3.10%, Due 7/01/04

DISTRICT OF COLUMBIA 0.0%
District of Columbia Revenue - Methodist               265,000     265,220                                 265,000    265,220
Home Issue Project, 4.80%, Due 1/01/05

FLORIDA 1.5%
Miami Beach, Florida Redevelopment Agency                                        800,000     803,400       800,000    803,400
Incremental Tax Revenue, 9.125%, Due 12/01/04
Miami Beach, Florida Health Facilities               2,475,000   2,475,000     6,305,000   6,305,000     8,780,000  8,780,000
Authority Hospital Revenue - Mount Sinai
Medical Center Project, 5.50%, Due 11/15/35
(Mandatory Put at $100 on 5/15/05)
                                                               ------------              ------------              -----------
                                                                 2,475,000                 7,108,400                9,583,400
GUAM 0.1%
Guam Government GO, 5.75%,                             800,000     807,128                                 800,000    807,128
Due 9/01/04

ILLINOIS 0.5%
Chicago, Illinois O'Hare International Airport                                   170,000     174,117       170,000    174,117
Revenue Refunding, 4.80%, Due 1/01/05
Chicago Ridge, Illinois Tax Increment -                                        1,300,000   1,303,796     1,300,000  1,303,796
Chatham Ridge Redevelopment Project,
3.70%, Due 12/15/04
Godley, Illinois Park District GO, 5.50%,                                        325,000     331,078       325,000    331,078
Due 12/01/04
Illinois DFA Revenue - Community                       270,000     270,494                                 270,000    270,494
Rehabilitation Providers Project, 5.00%,
Due 7/01/04
Illinois EFA Revenue - Lewis University                                          310,000     313,218       310,000    313,218
Project, 5.30%, Due 10/01/04
Naperville City, Du Page and Will Counties,                                      515,000     515,000       515,000    515,000
Illinois EDR Refunding - Illinois Hospital and
Health Systems Association Project, 5.70%,
Due 5/01/04 (e)
                                                               ------------              ------------              -----------
                                                                   270,494                 2,637,209                2,907,703
KANSAS 0.3%
Kansas State Independent College Finance               700,000     700,000     1,300,000   1,300,000     2,000,000  2,000,000
Authority RAN, 3.85%, Due 5/01/04

KENTUCKY 0.2%
Nelson County, Kentucky Industrial Building                                    1,450,000   1,501,432     1,450,000  1,501,432
Revenue - Mabex Universal Corporation
Project, 6.50%, Due 4/01/05 (e)

LOUISIANA 0.1%
Louisiana Health and Education Authority               375,000     375,930                                 375,000    375,930
Revenue Refunding - Lambeth House, Inc.
Project, 5.25%, Due 1/01/05

MASSACHUSETTS 0.0%
Massachusetts Development Finance                      300,000     300,453                                 300,000    300,453
Agency Revenue - Developmental
Disabilities, Inc. Project, 7.25%, Due 6/01/04

MICHIGAN 0.2%
Flint, Michigan Hospital Building                                              1,005,000   1,010,306     1,005,000  1,010,306
Authority Revenue Refunding - H
urley Medical Center Project, 6.00%,
Due 7/01/04

MINNESOTA 0.7%
Minneapolis and St. Paul, Minnesota                  1,000,000     945,310                               1,000,000    945,310
Metropolitan Airports Commission Special
Facilities Revenue- Northwest Airlines
Project, 6.50%, Due 4/01/25 (Mandatory
Put at $100 on 4/01/05)
St. Paul, Minnesota Housing and                      3,755,000   3,755,038                               3,755,000  3,755,038
Redevelopment Authority Lease Revenue -
Higher Ground Academy Project,
7.50%, Due 11/01/28 (Mandatory Put
at $100 on 6/01/04)
                                                              ------------                                        -----------
                                                                 4,700,348                                          4,700,348
MISSISSIPPI 0.2%
Mississippi Higher Education Revenue,                                          1,000,000   1,023,280     1,000,000  1,023,280
6.60%, Due 1/01/05

MISSOURI 0.1%
Columbia, Missouri IDR - American Air                  255,000     255,711                                 255,000    255,711
Filter Company, Inc. Project, 7.45%,
Due 7/01/04
I-470 & 350 Transportation Development                 315,000     315,000                                 315,000    315,000
District Transportation Revenue, 4.70%,
Due 5/01/04
                                                               ------------                                        -----------
                                                                   570,711                                            570,711
NEW HAMPSHIRE 0.0%
New Hampshire Higher Educational and                   190,000     190,372                                 190,000    190,372
Health Facilities Authority Revenue - New
England College Project, 5.375%, Due 3/01/05

NEW YORK 0.2%
Nassau County, New York Industrial                                             1,545,000   1,569,473     1,545,000  1,569,473
Development Agency Civic Facility
Revenue - North Shore Health System
Project, 4.50%, Due 11/01/04

OHIO 0.1%
Cleveland, Ohio City School District Energy                                      865,000     880,708       865,000    880,708
Conservation GO, 6.53%, Due 9/15/04

PENNSYLVANIA 0.0%
Clinton County, Pennsylvania IDA PCR                   200,000     200,000                                 200,000    200,000
Refunding - International Paper Company
Project, 5.375%, Due 5/01/04

PUERTO RICO 0.1%
Puerto Rico Industrial Tourist Educational,                                      325,000     328,045       325,000    328,045
Medical and Environmental Control Facilities
Revenue Refunding - Ana G. Mendez
University System Project, 4.00%, Due 12/01/04

TEXAS 0.1%
Texas Department of Housing and Community              505,000     513,333                                 505,000    513,333
Affairs MFHR - Asmara Affordable Housing
Project, 5.55%, Due 1/01/05 (i)

WASHINGTON 0.0%
Port Vancouver, Washington GO, 6.00%,                                            100,000     102,722       100,000    102,722
Due 12/01/04 (e)

WISCONSIN 0.2%
Rusk County, Wisconsin BAN Revenue,                                            1,030,000   1,031,916     1,030,000  1,031,916
4.25%, Due 4/01/05
Wisconsin Health and EFA Revenue -                     240,000     239,971                                 240,000    239,971
Divine Savior Hospital, Inc. Project, 4.60%,
Due 6/01/04
Wisconsin Health and EFA Revenue -                                               300,000     306,444       300,000    306,444
Marshfield Clinic Project, 5.25%, Due 2/15/05
                                                               ------------              ------------              -----------
                                                                                           1,338,360                1,578,331
                                                                                                                   -----------

TOTAL MUNICIPAL BONDS                                           12,524,363                19,766,274               32,290,637

VARIABLE RATE PUT BONDS 13.2%
ALABAMA 0.0%
Jefferson County, Alabama Sewer                                                  250,000     250,000       250,000    250,000
Revenue Refunding, 1.00%, Due 2/01/42
(Putable at $100 and Rate Reset
Effective 5/07/04) (e)

ARIZONA 0.9%
Maricopa County Arizona Pollution Control              750,000     748,560                                 750,000    748,560
Corporation PCR Refunding - Arizona Public
Service Company Project, 1.875%, Due 5/01/29
(Mandatory Put at $100 on 3/01/05)
Maricopa County, Arizona Pollution Control                                     5,000,000   5,021,950     5,000,000  5,021,950
Corporation PCR - Public Service Company
Project, 1.95%, Due 5/01/29 (Mandatory Put
at $100 on 3/01/05)
                                                                                                                   -----------
                                                                                                                    5,770,510
ARKANSAS 0.1%
Arkansas DFA Facilities Revenue - Waste                500,000     500,625                                 500,000    500,625
Management Project, 3.00%, Due 8/01/21
(Mandatory Put at $100 on 8/01/04)

CALIFORNIA 0.2%
California Statewide Communities                                               1,000,000   1,000,000     1,000,000  1,000,000
Development Authority COP - Retirement
Housing Foundation Project, 1.90%,
Due 12/01/28 (Putable at $100 and Rate
Reset Effective 5/26/04) (e)

COLORADO 0.3%
Aspen Valley Hospital District Revenue,                                        2,000,000   2,000,000     2,000,000  2,000,000
1.23%, Due 10/15/33 (Putable at $100 and
Rate Reset Effective 5/10/04) (e)

GEORGIA 0.9%
Heard County, Georgia Development                    1,000,000   1,000,000                               1,000,000  1,000,000
Authority PCR - Wansley Project, 1.15%,
Due 9/01/20 (Putable at $100 and Rate Reset
Effective 5/19/04)
Marietta, Georgia Authority MFHR Refunding:
Wood Glen Project, 4.75%, Due 7/01/24                                            110,000     110,409       110,000    110,409
(Mandatory Put at $100 on 7/01/04)
Wood Knoll Project, 4.75%, Due 7/01/24                                         4,935,000   4,953,358     4,935,000  4,953,358
(Mandatory Put at $100 on 7/01/04)
                                                               ------------              ------------              -----------
                                                                 1,000,000                 5,063,767                6,063,767

ILLINOIS 3.3%
Illinois DFA PCR Refunding - Illinois
Power Company Project (e):
1.40%, Due 11/01/28 (Putable at $100                                           7,630,000   7,630,000     7,630,000  7,630,000
and Rate Reset Effective 5/11/04)
1.55%, Due 4/01/32 (Putable at $100                                           14,115,000  14,114,504    14,115,000 14,114,504
and Rate Reset Effective 5/17/04)
                                                                                         ------------              -----------
                                                                                          21,744,504               21,744,504

MICHIGAN 1.5%
Grand Rapids, Charter Township,                                               10,000,000  10,000,000    10,000,000 10,000,000
Michigan EDC Revenue - Porter Hills
Obligation Group Project, 1.15%,
Due 7/01/33 (Putable at $100 and
Rate Reset Effective 5/13/04) (e)
Michigan Strategic Fund, Ltd. Obligation               100,000     100,000                                 100,000    100,000
Revenue Refunding - Porter Hills Project,
1.15%, Due 7/01/28 (Putable at $100 and
Rate Reset Effective 5/13/04) (e)
                                                                                                                   -----------
                                                                                                                   10,100,000
MISSISSIPPI 0.2%
Mississippi Business Finance Corporation                                       1,392,000   1,392,000     1,392,000  1,392,000
PCR Refunding - Mississippi Power
Company Project, 1.15%, Due 9/01/28
(Putable at $100 and Rate Reset
Effective 5/12/04)

MISSOURI 0.0%
Jackson County, Missouri IDA MFHR -                                              360,000     108,000       360,000    108,000
Pine Valley Apartments Project, 5.20%,
Due 3/01/28 (Mandatory Put at $100 on
7/01/04) (f) (h)

NEW HAMPSHIRE 0.2%
New Hampshire IDA Revenue -                          1,235,000   1,241,373                               1,235,000  1,241,373
International Paper Project, 3.15%,
Due 10/15/06 (Mandatory Put at $100
on 10/15/04)

NEW JERSEY 0.4%
New Jersey EDA Senior Mortgage                       2,500,000   2,500,000                               2,500,000  2,500,000
Revenue Refunding EXTRAS - Arbor
Glen of Bridgewater Project, 5.375%,
Due 5/15/32 (Putable at $100 and Rate
Reset Effective 5/15/04)

OHIO 1.0%
Montgomery County, Ohio Health Care                  1,050,000     968,531     1,050,000     968,531     2,100,000  1,937,062
Facilities Revenue Refunding EXTRAS -
Friendship Village of Dayton Project, 9.00%,
Due 2/01/22 (Putable at $100 on 2/01/05) (f)
Ohio Air Quality Development Authority PCR -                                   1,525,000   1,554,082     1,525,000  1,554,082
Ohio Edison Project, 5.80%, Due 6/01/16
(Mandatory Put at $100 on 12/01/04)
Ohio Water Development Authority Facilities          1,000,000   1,003,330                               1,000,000  1,003,330
PCR Refunding - Cleveland Electric Illuminating
Company Pollution Control Project, 5.58%,
Due 6/15/33 (Mandatory Put at $100 on 6/15/04)
Perry County, Ohio Nursing Facilities                                          1,825,000   1,825,000     1,825,000  1,825,000
Revenue Refunding - New Lexington
Health Care Project, 4.75%, Due 9/01/10
(Mandatory Put at $100 on 9/01/04) (e)
                                                               ------------              ------------              -----------
                                                                 1,971,861                 4,347,613                6,319,474
PENNSYLVANIA 0.3%
Montgomery County, Pennsylvania IDA PCR                                        2,000,000   2,029,680     2,000,000  2,029,680
Refunding - Peco Energy Company, 5.20%,
Due 10/01/30 (Mandatory Put at $100
on 10/01/04)

SOUTH CAROLINA 0.9%
York County, South Carolina PCR, 1.15%,                                        6,200,000   6,200,000     6,200,000  6,200,000
Due 9/15/24 (Putable at $100 and Rate
Reset Effective 5/26/04)

TENNESSEE 0.3%
Metropolitan Government of Nashville and             1,000,000   1,005,000                               1,000,000  1,005,000
Davidson Counties, Tennessee IDR - Waste
Management, Inc. Project, 4.10%, Due 8/01/31
(Mandatory Put at $100 on 8/01/04)
Nashville and Davidson County, Tennessee                                       1,200,000   1,200,000     1,200,000  1,200,000
Metropolitan Government IDB Revenue - Easter
Seal Project, 2.40%, Due 8/01/19 (Putable at
$100 and Rate Reset Effective 7/31/04) (e)
                                                                                                                   -----------
                                                                                                                    2,205,000
TEXAS 1.9%
Bexar County, Texas HFC MFHR - Park Ridge                                      4,765,000   4,175,331     4,765,000  4,175,331
Apartments Project, 0.95%, Due 5/01/35
(Mandatory Put at $100 on 5/01/04) (g)
Northwest Trails Apartment Trust Pass-Thru                                     7,115,000   6,403,500     7,115,000  6,403,500
Certificates, 5.50%, Due 4/01/13 (Mandatory
Put at $100 on 5/18/04)
Lubbock, Texas Health Facilities Development         2,000,000   1,500,000                               2,000,000  1,500,000
Corporation First Mortgage Revenue -
Carillon, Inc. Project, 5.75%, Due 7/01/29
(Mandatory Put at $100 on 7/01/04) (f) (h)
                                                                                         ------------              -----------
                                                                                          10,578,831               12,078,831
MULTIPLE STATES 0.8%
Charter Mac Equity Issuer Trust Bonds,               2,000,000   2,002,140     3,000,000   3,003,210     5,000,000  5,005,350
3.25%, Due 3/15/07 (Mandatory Put at
$100 on 3/15/05)
                                                               ------------              ------------              -----------

TOTAL VARIABLE RATE PUT BONDS                                   12,569,559                73,939,555               86,509,114

MUNICIPAL MONEY MARKET FUNDS 0.1%
MULTIPLE STATES
Strong Tax-Free Money Fund (d)                          30,000      30,000                                  30,000     30,000

------------------------------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS                                    25,123,922                93,705,829               118,829,751
(COST $25,471,594, $94,705,406 AND
$120,177,000, RESPECTIVELY)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES                                149,588,709               504,558,420               654,147,129
(COST $152,233,394, $507,574,317 AND
$659,807,711, RESPECTIVELY) 100.2%
Other Assets and Liabilities, Net (0.2%)                         1,900,318                (3,218,263)              (1,317,945)
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS 100.0%                                               $        151,489,027     $501,340,157              $652,829,184
==============================================================================================================================







STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------
April 30, 2004 (Unaudited)

                                                   STRONG SHORT-TERM    STRONG SHORT-TERM
                                                      HIGH YIELD         MUNICIPAL BOND                               PRO FORMA
                                                  MUNICIPAL FUND             FUND           COMBINED    ADJUSTMENTS    COMBINED
                                                   -----------------     ---------------  ------------  -----------  --------------

ASSETS:
Investments in Securities, at Value                                                                                             $0
Unaffiliated Issuers (Cost of                          $149,558,709        $504,558,420   $654,117,129
$152,203,394, $507,574,317
and $659,777,711, respectively)
Affiliated Issuers (Cost of                                  30,000                   -        30,000
$30,000, $0 and $30,000,
respectively)
Receivable for Securities Sold                                    -             586,274       586,274
    Receivable for Fund Shares Sold                          59,316             343,792       403,108                      403,108
    Dividends and Interest Receivable                     2,540,938           7,099,259     9,640,197                    9,640,197
    Other Assets                                             49,834             252,182       302,016                      302,016
                                                   -----------------     ---------------  ------------  -----------  --------------
    Total Assets                                        152,238,797         512,839,927   665,078,724            -      10,345,321

LIABILITIES:
    Payable for Securities Purchased                              -           9,770,456     9,770,456                    9,770,456
    Payable for Fund Shares Redeemed                        163,641             206,748       370,389                      370,389
    Dividends Payable                                       555,235           1,349,697     1,904,932                    1,904,932
    Variation Margin Payable                                  6,641              82,969        89,610                       89,610
    Accrued Operating Expenses and                           24,253              89,900       114,153                      114,153
Other Liabilities
                                                    -----------------     ---------------  ------------  -----------  --------------
    Total Liabilities                                       749,770          11,499,770    12,249,540            -      12,249,540
                                                   -----------------     ---------------  ------------  -----------  --------------
NET ASSETS                                             $151,489,027        $501,340,157   $652,829,184         $ -     ($1,904,219)
                                                   =================     ===============  ============  ===========  ==============

NET ASSETS CONSIST OF:
    Capital Stock (Par Value and Paid-in Capital)      $163,679,258        $504,701,667   $668,380,925                $668,380,925
    Undistributed Net Investment Income (Loss)                    -              (9,727)       (9,727)                      (9,727)
    Undistributed Net Realized Gain (Loss)               (9,611,170)         (1,153,199)  (10,764,369)                 (10,764,369)
    Net Unrealized Appreciation/Depreciation             (2,579,061)         (2,198,584)   (4,777,645)                  (4,777,645)
                                                   -----------------     ---------------  ------------  -----------  --------------
    Net Assets                                         $151,489,027        $501,340,157   $652,829,184         $ -    $652,829,184
                                                   =================     ===============  ============  ===========  ==============

Capital Shares Outstanding (Unlimited                    16,179,705
Number Authorized)

NET ASSET VALUE PER SHARE                                     $9.36
                                                   =================


INVESTOR CLASS
    Net Assets                                                             $497,361,555                               $648,850,582
    Capital Shares Outstanding (Unlimited                                    50,865,208                                 66,358,003
    Number Authorized)
Net Asset Value Per Share                                                         $9.78                                      $9.78
                                                                         ===============                             ==============

CLASS C
    Net Assets                                                               $3,978,602                                 $3,978,602
    Capital Shares Outstanding (Unlimited                                       407,235                                    407,235
    Number Authorized)
Net Asset Value Per Share                                                         $9.77                                      $9.77
                                                                         ===============                             ==============



        See Notes to Financial Statements.


STATEMENTS OF OPERATIONS
--------------------------------------------------------------
--------------------------------------------------------------
For the Twelve Months Ended April 30, 2004 (Unaudited)

                                             STRONG SHORT-TERM  STRONG SHORT-TERM
                                            HIGH YIELD MUNICPAL MUNICIPAL BOND                               PRO FORMA
                                                  FUND             FUND          COMBINED   ADJUSTMENTS       COMBINED
                                                --------------  -------------   -----------  -----------  ------------------

INCOME:
    Interest                                      $ 7,691,730   $ 22,937,476    $ 30,629,206                   $ 30,629,206
    Dividends - Affiliated Issuers                     29,108        156,971       186,079                          186,079
                                                --------------  -------------   -----------  -----------  ------------------
    Total Income                                    7,691,730     22,937,476    30,629,206                       30,629,206

EXPENSES:
    Investment  Advisory  Fees                        539,900      1,479,296     2,019,196      825,877           2,845,073
    Administrative Fees - Fund Level                                                            370,725             370,725
    Administrative Fees - Investor Class              431,920      1,653,213     2,085,133      870,116           2,955,249
    Administrative Fees - Class C                                      7,406         7,406       (1,341)              6,065
    Custodian  Fees                                    12,387         50,116        62,503       85,787             148,290
    Transfer Agency Fees - Investor Class              59,479        366,268       425,747     (425,747)                  -
    Transfer Agency Fees - Class C                                     5,303         5,303       (5,303)                  -
    Reports to Shareholders                            13,011         96,321       109,332      (75,367)             33,965
   12b-1 Fees (SS) - Investor Class                                                           1,847,031           1,847,031
   12b-1 Fees (SS) - Class C                                           6,628         6,628            -               6,628
   12b-1 Fees (Dist) - Class C                                        19,883        19,883            -              19,883
    Professional Fees                                  39,628        102,215       141,843     (100,956)             40,887
    Accounting Fees                                                                              68,840              68,840
    Federal and State Registration Fees                40,771         69,292       110,063      (34,137)             75,926
    Transfer Agency Banking Charges                       286          2,849         3,135       (3,135)                  -
    Brokerage Fees                                        232          1,194         1,426       (1,426)                  -
    Other                                              17,640        128,303       145,943     (125,811)             20,132
                                                --------------  -------------   -----------  -----------  ------------------
    Total Expenses before Waivers and               1,155,254      3,988,287     5,143,541    3,295,153           8,438,694
    Absorptions and Earnings Credits
    Expense Waivers and Absorptions                   (14,482)       (59,258)      (73,740)  (3,446,601)         (3,520,341)
    Earnings Credits                                     (346)        (2,410)       (2,756)       2,756
                                                 --------------  -------------   -----------  -----------  ------------------
    Expenses, Net                                   1,140,426      3,926,619     5,140,785     (148,692)          4,918,353
                                                --------------  -------------   -----------  -----------  ------------------
NET INVESTMENT INCOME (LOSS)                        6,551,304     19,010,857    25,488,421      148,692          25,710,853

REALIZED AND UNREALIZED GAIN (LOSS):
  Net Realized Gain (Loss) on:
    Investments                                      (465,950)     7,495,578     7,029,628                        7,029,628
    Futures Contracts                                  90,315     (1,165,148)   (1,074,833)                      (1,074,833)
    Swaps                                               6,090         20,300        26,390                           26,390
                                                --------------  -------------   -----------  -----------  ------------------
    Net Realized Gain (Loss)                         (369,545)     6,350,730     5,981,185            -           5,981,185
  Net Change in Unrealized Appreciation/
   Depreciation on:
    Investments                                        (7,473)    (7,990,905)   (7,998,378)                      (7,998,378)
    Futures Contracts                                  74,926      1,014,953     1,089,879                        1,089,879
    Swaps                                                  73            173           246                              246
                                                --------------  -------------   -----------  -----------  ------------------
    Net Change in Unrealized Appreciation/             67,526     (6,975,779)   (6,908,253)           -          (6,908,253)
    Depreciation
                                                --------------  -------------   -----------  -----------  ------------------
NET GAIN (LOSS) ON INVESTMENTS                       (302,019)      (625,049)     (927,068)           -            (927,068)
                                                --------------  -------------   -----------  -----------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS             $ 6,249,285   $ 18,385,808    $ 24,561,353   $148,692         $24,783,785
RESULTING FROM OPERATIONS
                                                ==============  =============   ===========  ===========  ==================





      See Notes to Financial Statements.

PRO FORMA SCHEDULE OF INVESTMENTS
MARCH 31, 2004 (UNAUDITED)

                                                                       STRONG FLORIDA MUNICIPAL
                                                                           MONEY MARKET FUND             STRONG TAX-FREE MONEY FUND
                                                                   ---------------------------------- ------------------------------
                                                                         SHARES OR                        SHARES OR
                                              INTEREST    MATURITY       PRINCIPAL                        PRINCIPAL
                                               RATE         DATE         AMOUNT           VALUE            AMOUNT              VALUE
                                             -------------------------------------------------------- ------------------------------
MUNICIPAL BONDS & NOTES--99.79%
ALABAMA--0.67%
Alabama HFA MFHR Refunding - Rime Village
  Hoover Project LOC                            1.11   04/07/2004                                           435,000          435,000
Alabama HFA SFMR LOC                            1.30   04/01/2004                                           280,000          280,000
Mcintosh, Alabama IDB Environmental
  Revenue Refunding - CIBC Specialty            1.12   04/01/2004                                         1,000,000        1,000,000
Montgomery AL Bmc Special Care Facilities
  Authority Revenue Series 435  (Business
  Improvement Revenue LOC)ss.                   1.07   11/15/2029
Montgomery, Alabama Downtown
  Redevelopment Authority Revenue -
  Southern Poverty Law Project                  1.19   04/01/2004                                        15,000,000       15,000,000

TOTAL ALABAMA                                                                                    0                        16,715,000
                                                                                -------------------                -----------------

ALASKA--2.58%
Alaska Industrial Development and Export
  Authority, Lot 6 LOC                          1.52   04/07/2004                                         2,010,000        2,010,000
Alaska Industrial Development and Export
Authority, Lot 8 LOC                            1.52   04/07/2004                                            90,000           90,000
Alaska Industrial Development and Export
Authority, Lot 11 LOC                           1.52   04/07/2004                                            70,000           70,000
Alaska Industrial Development Authority
  Revenue Providence Medical Office
  Building Associates Project KBC Bank NV
  LOC (Healthcare Facilities Revenue LOC)ss.    1.00   06/01/2010
Alaska State Housing Finance Corporation
  Floater Pa 1057 Housing Revenue MBIA
  Insured  (Housing Revenue LOC)ss.             1.07   06/01/2026
Alaska State Housing Finance Corporation
  Housing Revenue Series BB   (Other
  Revenue LOC)ss.                               1.17   06/01/2007
Valdez AK Marine Terminal Revenue BP
  Pipelines Incorporated Project Series B
  (Industrial Development Revenue LOC)ss.       1.12   07/01/2037
Valdez AK Marine Terminal Revenue BP
  Pipelines Incorporated Project Series C
  (Industrial Development Revenue LOC)ss.       1.12   07/01/2037
Valdez AK Marine Terminal Revenue BP
  Pipelines Incorported Project Series A
  (Industrial Development Revenue LOC)ss.       1.12   06/01/2037

TOTAL ALASKA                                                                                     0                         2,170,000
                                                                                -------------------                -----------------

ARIZONA--1.26%
Arizona School District Tax Anticipation
  Notes Financing Program CTFs
  Participation   (Other Revenue LOC)           1.75   07/30/2004
Arizona State University Revenue Series
  A (College and University Revenue LOC)ss.     1.00   07/01/2034
Maricopa County AZ IDA MFHR Refunding Las
  Gardenias Apartments Project Series A
  (Housing Revenue LOC)ss.                      1.08   04/15/2033
Maricopa County AZ IDA MFHR Villas
  Solanas Apartments Project Series A Bank
  of Cherry Creek NA LOC   (Housing Revenue
  LOC)ss.                                       1.08  11/15/2032
Maricopa County AZ IDA SFMR   (Housing
  Revenue LOC)ss.                               1.12  09/01/2005
Phoenix, Arizona IDA MFHR LOC(a)                1.15  06/15/2004                                         3,545,000         3,545,000
Pima County AZ IDA Revenue Lease
  Purchase (Industrial Development
  Revenue LOC)ss.                               1.12  06/01/2007

TOTAL ARIZONA                                                                                    0                         3,545,000
                                                                                -------------------                -----------------

ARKANSAS--0.08%
Arkansas State Development Finance
  Authority SFMR Series II Collateralized
  By GNMA FNMA   (Single Family Housing
  Revenue LOC)ss.                               1.12   07/01/2033

TOTAL ARKANSAS                                                                                   0                                 0
                                                                                -------------------                -----------------

CALIFORNIA--5.91%
California HFA Revenue Home Mortgage
  Series U   (Housing Revenue LOC)ss.           1.06   02/01/2031
California Higher Education Loan
  Authority Incorporated Student Loan
  Revenue Series A State Street B&T Company
  LOC (Educational Facilities Revenue LOC)+/-   1.05   07/01/2005
California Municipal Securities Trust
  Receipts GO LOC                               1.18   04/01/2004                                        13,500,000       13,500,000
California PCFA PCR Refunding - Pacific
  Gas & Electric Corporation Project,
  Series E LOC                                  1.14   04/01/2004                                         4,300,000        4,300,000
California PCFA PCR Refunding - Pacific
   Gas & Electric Corporation Project,
   Series F LOC                                 1.14   04/01/2004                                        35,600,000       35,600,000
California State Department of Water
  Resources Series B-2 (Electric Revenue
  LOC)ss.                                       1.15   05/01/2022
California State Department Water Reserve
  & Power Supply Revenue Series B-1 Bank of
  New York LOC (Power Revenue LOC)ss.           1.12   05/01/2022
Hayward CA MFHR Shorewood Series A FGIC
  Insured Remarketed 03/17/94
  (Multi-Family Housing Revenue LOC)ss.         1.05   07/15/2014
Lancaster, California Redevelopment
  Agency MFHR LOC                               1.20   05/19/2004                                        16,000,000       16,000,000
Las Virgenes CA Unified School District
  FSA Insured   (Educational Facilities
  Revenue LOC)+/-                               0.88   07/01/2033
MSR Public Power Agency CA Utility Tax
  Revenue San Juan Project Series F MBIA
  Insured   (Power Revenue LOC)ss.              1.09   07/01/2022
Orange County CA Water District Series
  2003A Lloyds LOC (Water Revenue LOC)ss.       1.01   08/01/2042
Port of Oakland CA                              0.93   08/10/2004
San Bernardino County CA Tran (State &
  Local Governments LOC)                        1.50   07/01/2004
San Diego, California Public Facilities
  Financing Authority Lease Revenue, Series
  B LOC                                         1.20   08/19/2004                                        13,000,000       13,000,000
San Diego, California Public Facilities
  Financing Authority Lease Revenue, Series
  C LOC(a)                                      1.05   06/02/2004                                         6,000,000        6,000,000
Santa Clara County CA MFHR Foxchase
  Apartments Project Series E FGIC Insured
  Remarketed 03/17/94   (Multi-Family
  Housing Revenue LOC)ss.                       1.05   11/15/2017
US Bancorp Project Funding Trust Series
  A (Municipal LOC)++ss.                        1.10   01/01/2010

TOTAL CALIFORNIA                                                                                 0                        88,400,000
                                                                                -------------------                -----------------

COLORADO--3.98%
Arvada County CO Water Enterprises
  Revenue FSA Insured  (Water Revenue LOC)ss.   1.15   11/01/2020
Aspen Valley Hospital District Revenue LOC      1.15   04/01/2004                                         4,750,000        4,750,000
Bachelor Gulch Metropolitan District of
  Colorado GO LOC                               1.20   12/01/2004                                         3,000,000        3,000,000
Broomfield Village, Colorado Metropolitan
  District Number 2 Special Obligation
  Revenue Refunding LOC                         1.37   04/01/2004                                         4,000,000        4,000,000
Cherry Creek, Colorado South Metropolitan
  District Number 1 Refunding and
  Improvement LOC                               1.40   12/15/2004                                         2,549,000        2,549,000
Colorado Department of Transporation
  Revenue Putters Series 249z AMBAC Insured
  (Transportation Revenue LOC)ss.               1.07   06/15/2014
Colorado Educational and Cultural
Facilities Authority Revenue - Charter
  School Challenge Project LOC                  1.22   04/01/2004                                         3,475,000        3,475,000
Colorado HFA AMT MFHR Project Class I
  Series B-3 Collateralized By FHLB
  (Multi-Family Housing Revenue LOC)ss.         1.06   10/01/2035
Denver CO Health & Hospital Authority
  Healthcare Revenue Series B Bank One
  Colorado NA LOC (Healthcare Facilities
  Revenue LOC)ss.                               1.17   12/01/2031
Denver, Colorado International Business
  Center Metropolitan District Number 1
  Refunding and Improvement LOC                 1.42   04/01/2004                                         8,085,000        8,085,000
Fitzsimons Redevelopment Authority
  Colorado Revenue University Physicians
  Incorporated Allied Irish Bank plc LOC
  (Educational Facilities Revenue LOC)ss.       1.07   01/01/2025
Lakewood, Colorado IDR - Verden
  Associates-Holiday Inn Project LOC            1.72   04/07/2004        745,000        745,000
Moffat County PCR Pacificorp Projectss.         1.08   05/01/2013
Park Creek, Colorado Metropolitan
  District Revenue LOC                          1.33   04/07/2004                                        43,000,000       43,000,000
Pitkin County CO Industrial Development
  Revenue Aspen Skiing Project Series A
  Bank One NA LOC (Industrial Development
  Revenue LOC)ss.                               1.10   04/01/2016
Triview, Colorado Metropolitan District
  Refunding and Improvement LOC                 1.38   11/01/2004                                         3,650,000        3,650,000
US Bancorp Project Funding Trust Series
  A (Depository Institutions LOC)++ss.          1.10   03/01/2010

TOTAL COLORADO                                                                          745,000                           72,509,000
                                                                                ----------------                   -----------------

CONNECTICUT--0.42%
Connecticut Health & Education                  0.90   05/10/2004
Northeast Tax-Exempt Bond Grantor Trust
  Certificates LOC                              1.20   04/01/2004                                         3,630,000        3,630,000

TOTAL CONNECTICUT                                                                             0                            3,630,000
                                                                                ----------------                   -----------------

DELAWARE--0.49%
Kent County Student Housing Revenue ss.         1.01   07/01/2036

TOTAL DELAWARE                                                                                0                                    0
                                                                                ----------------                   -----------------

DISTRICT OF COLUMBIA 0.46%

District of Columbia GO Refunding LOC           1.03   04/07/2004                                        12,000,000       12,000,000
District of Columbia Tobacco Financing
  Corporation LOC                               1.19   04/01/2004                                         2,845,000        2,845,000

TOTAL DISTRICT OF COLUMBIA                                                                    0                           14,845,000
                                                                                ----------------                  ------------------

FLORIDA--5.64%
Alachua County FL Health Facilities
  Authority Oak Hammock University of
  Florida Project Series A BNP Paribas
  LOC (Healthcare Facilities Revenue LOC)ss.    1.12   10/01/2032
Broward County, Florida Health Facilities
  Authority Revenue Refunding - John Knox
  Village Project LOC                           1.20   04/01/2004                                        18,800,000       18,800,000
Broward County, Florida HFA MFHR -
  Sanctuary Cove Apartments Project LOC         1.04   04/01/2004        265,000        265,000
Broward County, Florida HFA MFHR LOC            1.04   04/01/2004                                         9,195,000        9,195,000
Capital Projects Finance Authority FL
  Glenridge ON Palmer Ranch Series C Bank
  of Scotland LOC (Healthcare Facilities
  Revenue LOC)ss.                               1.12   06/01/2012
Capital Trust Agency Revenue - Seminole
  Tribe Resort Project LOC                      1.02   04/01/2004        470,00         470,000           2,530,000        2,530,000
Collier County, Florida Health Facilities
  Authority Revenue - Cleveland Clinic
  Health Project LOC                            1.12   04/01/2004                                         1,000,000        1,000,000
Collier County, Florida IDA Educational
  Facilities Revenue - Community School
  Naples, Inc. Project LOC                      1.05   04/01/2004                                         3,850,000        3,850,000
Dade County FL School District
  (Property Tax Revenue LOC)                    4.60   08/01/2004
Dade County, Florida IDA IDR, Dolphins
  Stadium Project, Series A LOC                 1.02   04/07/2004        375,000        375,000
Dade County, Florida IDA IDR, Dolphins
  Stadium Project, Series C LOC                 1.02   04/07/2004        750,000        750,000
Dade County, Florida IDA IDR, U.S.
Holdings, Inc. Project LOC                      1.21   04/01/2004        750,000        750,000
Eagle Tax-Exempt Trust CTF 20010906 Class
  A (Florida State Board of Education
  Lottery Revenue Series B) FGIC Insured
  (Other Revenue LOC)ss.                        1.08   07/01/2019
Escambia County FL Housing Finance
  Authority SFMR CTFs Series B   (Single
  Family Mortgage Revenue LOC)ss.               1.15   10/01/2009
Escambia County FL Housing Finance
  Authority SFMR Floats Pt 1228   (Single
  Family Mortgage Revenue LOC)ss.               1.12   10/01/2031        950,000        950,000
Escambia County, Florida Health
  Facilities Authority Health Facility
  Revenue Refunding LOC                         1.25   04/01/2004      1,590,000      1,590,000           1,260,000        1,260,000
Florida HFA LOC                                 1.10   04/01/2004      1,440,000      1,440,000
Florida HFC MFHR - Stone Harbor
  Apartments Project LOC                        1.09   04/01/2004        860,000        860,000
Florida Housing Finance Agency MFHR
  Refunding - Monterey Lake Project LOC         1.14   04/07/2004                                           100,000          100,000
Fort Lauderdale, Florida Health Care
  Facilities Revenue Refunding - Ann Storck
  Center, Inc. Project LOC                      1.21   04/01/2004      1,100,000      1,100,000
Fort Lauderdale, Florida Revenue - Pine
  Crest Preparatory School Project LOC          1.05   04/01/2004                                         4,000,000        4,000,000
Gainesville and Hall Counties, Georgia
  Development Authority Revenue - Senior
  Living Facility-Lanier Village Project LOC    1.30   04/01/2004                                        20,750,000       20,750,000
Hillsborough County FL                          1.10   08/26/2004
Hillsborough County FL                          1.10   08/26/2004
Hillsborough County, Florida Aviation
  Authority Special Purpose Revenue
  Refunding - Delta Air Lines Project LOC       1.06   04/07/2004                                         4,350,000        4,350,000
Hillsborough County, Florida IDA IDR -
  Seaboard Tampa Terminals Project LOC          1.20   04/07/2004        500,000        500,000
Ithaka Partners II Trust Certificates LOC       1.22   04/01/2004                                         1,833,719        1,833,719
Jackson County, Florida PCR Refunding -
  Gulf Power Company Project                    1.15   04/01/2004      1,650,000      1,650,000             350,000          350,000
Jacksonville FL Economic Development
  Health Care Facilities Revenue+/-             1.23   09/01/2023
Jacksonville, Florida Economic
  Development Commission IDR, STI Project LOC   1.15   04/01/2004      2,925,000      2,925,000
Jacksonville, Florida Economic
  Development Commission IDR, Tremron
  Jacksonville Project LOC                      1.27   04/01/2004      1,060,000      1,060,000
Jacksonville, Florida Health Facilities
  Authority Health Facilities Revenue -
  Samuel C. Taylor Foundation Project LOC       1.10   04/01/2004                                           150,000          150,000
Lee County, Florida Capital and
  Transportation Facilities Revenue LOC         1.07   04/01/2004                                         5,285,000        5,285,000
Lee County, Florida IDA Healthcare
  Facilities Revenue Refunding - Hope
  Hospice Project LOC                           1.02   04/01/2004        650,000        650,000           7,750,000        7,750,000
Marion County, Florida Hospital District
  Revenue - Health System Improvement -
  Munroe Regional Health System Project LOC     1.07   04/07/2004                                         1,000,000        1,000,000
Nassau County, Florida PCR - Rayonier
  Project LOC                                   1.02   04/07/2004                                           435,000          435,000
Orange County FL IDA Industrial
  Development Revenue Central Florida YMCA
  Project Series A Bank of America NA LOC
  (Industrial Development Revenue LOC)ss.       1.10   05/01/2027
Orange County, Florida Health Facilities
  Authority Revenue LOC                         1.02   04/07/2004        105,000        105,000           6,975,000        6,975,000
Orange County, Florida IDA Revenue -
  Jewish Federation of Greater Orlando
  Project LOC                                   1.05   04/01/2004                                         1,200,000        1,200,000
Palm Beach County FL Zoological Society
  Incorporated Project Northern Trust
  Company LOC   (Recreational Facilities
  Revenue LOC)ss.                               1.10   05/01/2031
Saint Lucie County, Florida PCR                 1.13   04/01/2004                                         2,800,000        2,800,000
Sarasota County, Florida Utility Systems
  Revenue LOC                                   1.07   04/01/2004        995,000        995,000           1,215,000        1,215,000
Sunshine State Governmental Financing
  Commission Revenue (Other Revenue LOC)ss.     1.01   07/01/2016
Tampa, Florida Revenue - Tampa Prep
  School Project LOC                            1.04   04/07/2004                                         1,050,000        1,050,000
Volusia County, Florida HFA MFHR - Sun
  Pointe Apartments Project LOC                 1.00   04/06/2004        175,000        175,000

TOTAL FLORIDA                                                                        16,610,000                           95,878,719
                                                                                ----------------                    ----------------

GEORGIA--1.13%
Clayton County GA Development Authority
  Industrial Development Revenue Blue
  Circle Aggregates Incorporated Danske
  Bank LOC (Industrial Development
  Revenue LOC)ss.                               1.15   09/01/2009
Eagle Tax-Exempt Trust CTF 20001003 Class
  A (Atlanta GA Airport Revenue Series A)
  FGIC Insured (Airport Revenue LOC)ss.         1.08   01/01/2030
Fulton de Kalb GA Hospital Authority
  Hospital Revenue Rocs Rr II R 2074
  (Healthcare Facilities Revenue LOC)ss.        1.08   01/01/2020
Gainesville & Hall County GA Development
  Authority Individual Exempt Facilities
  Revenue Spout Springs Water LLC Project
  Bank of America Na LOC (Other Revenue LOC)ss. 1.15   04/01/2027
Georgia Local Government CTFs
  Participation Series K  (General
  Obligation - Political Subdivision LOC)ss.    1.12   06/01/2028
Rome-Floyd County, Georgia Development
  Authority IDR Refunding - Kroger Company
  Project LOC                                   1.17   04/01/2004                                         3,500,000        3,500,000

TOTAL GEORGIA                                                                                 0                            3,500,000
                                                                                ----------------                   -----------------

HAWAII--0.67%
Eagle Tax-Exempt Trust CTF 20011101 Class
  A (Hawaii State Highway Revenue) FSA
  Insured (Toll Road Revenue LOC)ss.            1.08   07/01/2019
Honolulu HI City & County Tax Revenue
  Series C FGIC Insured   (Property Tax
  Revenue LOC)+/-                               1.18   12/01/2008

TOTAL HAWAII                                                                                  0                                    0
                                                                                ----------------                   -----------------

IDAHO--1.11%
Ada & Canyon Countys ID Jt School
  District #2 Meridan SBG Insured
  (Property Tax Revenue LOC)                    2.50   07/30/2004
Boise, Idaho Housing Authority MFHR
  Refunding - Civic Plaza Housing Project LOC   1.12   04/07/2004                                         2,500,000        2,500,000
Idaho Housing & Financial Assistance
  Housing Revenue Balmoral Apartments II
  Development Project US Bank NA LOC
  (Housing Revenue LOC)ss.                      1.16   04/01/2033
Idaho State Tax Anticipation Notes
  (Property Tax Revenue LOC)                    2.00   06/30/2004

TOTAL IDAHO                                                                                   0                            2,500,000
                                                                                ----------------                   -----------------

ILLINOIS--8.12%
Chicago IL Board of Education CTFs Series
  A (Property Tax Revenue LOC)ss.               1.12   06/01/2021
Chicago IL Board of Education ROC Series
  II-R_139 AMBAC Insured (Property Tax
  Revenue LOC)ss.                               1.08   12/01/2022
Chicago IL Economic Development Revenue
  Crane Carton Company Project Bankers
  Trust Company LOC (Economic Development
  Revenue LOC)ss.                               1.20   06/01/2012
Chicago, Illinois Gas Supply Revenue
  Refunding - Peoples Gas, Ltd. Project         1.15   06/07/2004                                         7,000,000        7,000,000
Chicago IL Park District ROC RR Series
  II-R-4018 AMBAC Insured (State & Local
  Government LOC)ss.                            1.08   01/01/2024
Chicago IL Public Building Commission
  Eagle 20030015 Class A FGIC Insured
  (Lease Revenue LOC)ss.                        1.08   12/01/2014
Chicago IL Sales Tax Revenue Series Sg
  131 FGIC Insured (Sales Tax Revenue LOC)ss.   1.07   01/01/2027
Cook County IL CTFs Series 458 FGIC
  Insured (Property Tax Revenue LOC)ss.         1.07   11/15/2028
Eagle Tax-Exempt Trust CTF 20021301 Class
  A (Illinois State) FGIC Insured (Other
  Revenue LOC)ss.                               1.08   02/01/2019
Eagle Tax-Exempt Trust CTF 20021303 Class
  A (Cook County Il Series C) AMBAC Insured
  (Property Tax Revenue LOC)ss.                 1.08   11/15/2025
Eagle Tax-Exempt Trust CTF 20021304 Class
  A (Illinois State) FGIC Insured (Other
  Revenue LOC)ss.                               1.08    02/01/2027
East Peoria, Illinois CDR Refunding -
  Kroger Company Project LOC                    1.17    04/01/2004                                        3,125,000        3,125,000
Elgin IL Industrial Development Revenue
  Gemini Mouldings Project Lasalle Bank NA
  LOC (Industrial Development Revenue LOC)ss.   1.11    12/01/2028
Elmhurst IL Industrial Development
  Revenue John Sakash Company Incorporated
  Project Lasalle Bank NA LOC (Industrial
  Development Revenue LOC)ss.                   1.11    02/01/2025
Illinois Development Finance Authority
  Revenue Christian Heritage Academy US
  Bank NA LOC (Private School Revenue LOC)ss.   1.17    12/01/2021
Illinois Educational Facilities Authority
  Revenue Newberry Library Northern Trust
  Company LOC (Other Revenue LOC)ss.            1.05    03/01/2028
Illinois Educational Facilities Authority
  Revenue St Xavier University Project
  Series A Lasalle Bank NA LOC (College
  And University Revenue LOC)ss.                1.04    10/01/2032
Illinois Educuational Facilities
  Authority Revenue Cultural Pooled
  Financing American National B&T LOC
  (College And University Revenue LOC)ss.       1.05    03/01/2028
Illinois Health Facilities Authority            0.97    04/06/2004
Illinois Health Facilities Authority
  Revenue Memorial Medical Center Series C
  Kredietbank NV LOC (Healthcare
  Facilities Revenue LOC)ss.                    1.02    01/01/2016
Illinois Health Facilities Authority
  Revenue Northwestern Memorial Hospital
  (Healthcare Facilities Revenue LOC)ss.        1.10    08/15/2025
Illinois Health Facilities Authority
  Revenue Revolving Fund Pooled Financing
  Bank One NA LOC (Healthcare Facilities
  Revenue LOC)ss.                               1.05    08/01/2015
Illinois Health Facilities Authority
  Revenue Silver Cross Hospital & Medical
  Series A Fifth Third Bank LOC
  (Healthcare Facilities Revenue LOC)ss.        1.00    08/15/2026
Illinois Health Facilities Authority
  University of Chicago Hospitals
  (Healthcare Facilities Revenue LOC)ss.        1.08    08/15/2026
Illinois Housing Development Authority
  MFHR Lakeshore Plaza Series A MBIA
  Insured (Multi-Family Housing Revenue
  LOC)ss.                                       1.05    07/01/2027
Illinois Industrial Development Finance
  Authority Revenue Recovery Income Project
  Bank of America NA LOC (Industrial
  Development Revenue LOC)ss.                   1.15    06/01/2008
Illinois State CTFs Series G (General
  Obligation - States, Territories LOC)ss.      1.10    05/01/2015
Illinois State Sales Tax Revenue
  Municipal Trust Receipts Series Sg-9
  (Sales Tax Revenue LOC)ss.                    1.07    06/15/2019
Lakemoor, Illinois MFHR, Series A LOC           1.17    04/01/2004     1,370,000     1,370,000           34,490,000       34,490,000
Lakemoor, Illinois MFHR, Series B LOC           1.32    04/01/2004                                       37,335,486       37,335,486
Lombard IL IDA Revenue 2500 Higland
  Avenue Project Mid-America Federal
  Savings & Loan LOC (Industrial
  Development Revenue LOC)ss.                   1.45    12/01/2006
Orland Hills IL MFHR Series A Lasalle
  National Bank LOC (Housing Revenue LOC)ss.    1.10    12/01/2004
Schaumberg IL MFHR Windsong Apartments
  Project Lasalle National Bank LOC
  (Multi-Family Housing Revenue LOC)ss.         1.05    02/01/2024
Warren County IL Industrial Project
  Revenue Monmouth College Project Allied
  Irish Bank plc LOC (College And
  University Revenue LOC)ss.                    1.02    12/01/2032

TOTAL ILLINOIS                                                                        1,370,000                          81,950,486
                                                                                ----------------                    ----------------

INDIANA--2.31%
Indiana 2.00% Bond Bank Special Program
  Revenue LOC                                   1.35    01/06/2005                                        10,244,000      12,501,138
Indiana HFFA Revenue Capital Access
  Comerica Bank LOC (Healthcare
  Facilities Revenue LOC)ss.                    1.03    04/01/2013
Indiana HFFA Revenue Fayette Memorial
  Hospital Association Series B Fifth Third
  Bank LOC (Healthcare Facilities Revenue
  LOC)ss.                                       1.17    10/01/2022
Indiana State Housing Finance Authority
  MFHR Pedcor Investments Series A
  Collateralized By FHLB (Multi-Family
  Housing Revenue LOC)ss.                       1.10    01/01/2029
Indianapolis, Indiana Airport Facility
  Revenue, Series C LOC                         1.33    04/07/2004                                         3,970,000       3,970,000
Indianapolis, Indiana Airport Facility
  Revenue, Series F LOC                         1.33    04/07/2004                                         7,000,000       7,000,000
Indianapolis IN Economic Development
  Revenue Jewish Federation Campus Fifth
  Third Bank LOC (Economic Development
  Revenue LOC)ss.                               1.03    04/01/2005
Indianapolis In Gas Utility Revenue
  Series A AMBAC Insured (Utilities Revenue
  LOC)                                          5.88    06/01/2024
Indianapolis IN MFHR Crossing Partners
  Project AIG Guaranty LOC (Multi-Family
  Housing Revenue LOC)ss.                       1.27    03/01/2031
Indianapolis School Building Corporation
  First Mortgage State Aid Withholding
  LOC (Lease Revenue LOC)                       6.10    01/15/2020
Richmond IN Hospital Authority Revenue
  Reid Hospital & Health Care Project
  (Healthcare Facilities Revenue LOC)ss.        1.08    01/01/2012
Whiting IN Environmental Facilities
  Revenue BP Products Project Series C
  (Industrial Development Revenue LOC)ss.       1.15    07/01/2034

TOTAL INDIANA                                                                                 0                           23,471,138
                                                                                ----------------                    ----------------

IOWA--1.29%
Iowa Finance Authority Economic
  Development Revenue Lasalle Bank NA LOC
  (Economic Development Revenue LOC)ss.         1.22    03/01/2016
Iowa Finance Authority Health Care
  Facilities Revenue St Lukes Health Series
  A General Electric Capital Corporation
  LOC (Healthcare Facilities Revenue LOC)ss.    1.02    03/01/2018
Iowa Finance Authority MFHR Cedarwood
  Hills Project Series A Collateralized By
  FHLMC (Multi-Family Housing Revenue LOC)ss.   1.07    05/01/2031
Iowa Finance Authority Private College
  Revenue Drake University Project Firstar
  Bank LOC (College And University
  Revenue LOC)ss.                               1.17    07/01/2011
Iowa Finance Authority SFHR CTFs Series
  N (Single Family Housing Revenue LOC)ss.      1.17    01/01/2008
Iowa Higher Education Loan Authority
  Revenue Private College Facilities Grand
  View Project Firstar Bank NA LOC
  (College And University Revenue LOC)ss.       1.17    10/01/2025
Iowa Higher Education Loan Authority
  Revenue Private Colleges Ambrose
  (College and University Revenue LOC)ss.       1.12    04/01/2033
Oskaloosa IA Private School Facility
  Revenue William Penn University Project
  US Bank NA LOC (Private School Revenue
  LOC)ss.                                       1.17    07/01/2020
Sheldon, Iowa Revenue - Sioux Valley
  Hospital and Health Project                   1.30    04/02/2004                                         2,620,000       2,620,000

TOTAL IOWA                                                                                    0                            2,620,000
                                                                                ----------------                    ----------------

KANSAS--1.02%
Burlington, Kansas Environmental
  Improvement Revenue Refunding - Kansas
  City Power & Light Company Project            2.25    09/01/2004                                         7,500,000       7,500,000
Kansas State Development Finance
  Authority MFHR Bluffs Olathe Apartments
  Project Series X (Multi-Family Housing
  Revenue LOC)ss.                               1.77    11/25/2031
Kansas State Development Finance
  Authority Revenue Vlg Shalom Obligation
  Group Series BB (Healthcare Facilities
  Revenue LOC)ss.                               1.12    11/15/2028
Lenexa KS MFHR Series 1020 (Housing
  Revenue LOC)ss.                               1.08    07/01/2004
Sedgwick & Shawnee Countys KS SFHR Floats
  Pt 1188 Merrill Lynch Capital Services
  LOC (Single Family Housing Revenue LOC)ss.    1.14    12/01/2013

TOTAL KANSAS                                                                                  0                            7,500,000
                                                                                ----------------                    ----------------

KENTUCKY--0.52%
Kentucky EDFA Revenue - Pooled Hospital
  Loan Program Project LOC                      1.32   04/07/2004                                        14,685,000       14,685,000
Louisville & Jefferson County KY
  Metropolitan Sewer District Sewer And
  Drain System Series A (Sewer Revenue LOC)     9.00   05/15/2004

TOTAL KENTUCKY                                                                                0                          14,685,000
                                                                                ----------------                    ----------------

LOUISIANA--1.83%
Ernest N Morial-New Orleans LA Exhibit
  Hall Authority Special Tax Series A46
  (Special Tax Revenue LOC)ss.                  1.10   07/15/2028
Jefferson Parish LA Home Mortgage
  Authority Floats Pt 229 Collateralized by
  GNMA FNMA (Housing Revenue LOC)ss.            1.12   06/01/2007
Lake Charles LA Harbor and Terminal
  District Port Facilities (Industrial
  Development Revenue LOC)ss.                   1.05   08/01/2007
Louisiana Public Facilities Authority           0.96   05/17/2004
Louisiana Public Facilities Authority
  Revenue LOC                                   1.11   04/01/2004                                         4,160,000        4,160,000
Louisiana Public Facilities Authority
  Revenue Series II-R-192 (Healthcare
  Facilities Revenue LOC)ss.                    1.08   05/15/2022
Plaquemines LA Port Harbor & Terminal
  District Port Facilities Revenue
  International Marine Term Project Series
  B Kreditbank NV LOC (Harbor Department
  Revenue LOC)+/-                               1.08   03/15/2006
Plaquemines LA Port Harbor & Terminal
  District Port Facilities Revenue
  International Marine Terminal Project
  Series A Kreditbank NV LOC
  (Transportation Revenue LOC)+/-               1.08   03/15/2006
Plaquemines Parish LA Environmental
  Resource Bonds British Petroleom ss.          1.15   05/01/2025
Plaquemines Parish LA Environmental
  Revenue BP Exploration & Oil Incorporated
  Project (Pollution Control Revenue LOC)ss.    1.15   10/01/2024

TOTAL LOUISIANA                                                                              0                             4,160,000
                                                                                ---------------                   ------------------

MAINE--0.63%
Maine State Tax Anticipation Notes
  (State & Local Governments LOC)               1.75   06/30/2004

TOTAL MAINE                                                                                  0                                     0
                                                                                ---------------                   ------------------

MARYLAND--0.44%
Maryland Health & Higher Education              0.97   08/17/2004
Maryland State Community Development
  Administration Department Housing &
  Community Development (Housing Revenue
  LOC)+/-                                       1.05   07/01/2039

TOTAL MARYLAND                                                                              0                                     0
                                                                                --------------                    ------------------

MASSACHUSETTS--3.15%
Canton MA Housing Authority MFHR Canton
  Arboretum Apartments Collateralized By
  FNMA (Multi-Family Housing Revenue LOC)ss.    1.03   09/15/2026
Massachusetts Health & Educational
  Facilities Authority Harvard University
  Issue Series Ee                               1.05   06/08/2004
Massachusetts Health & Educational
  Facilities Authority Harvard University
  Issue Series Ee                               1.05   06/09/2004
Massachusetts Health & Educational
  Facilities Authority Havard University Issue  0.95   06/07/2004
Massachusetts Industrial Finance Agency
  IDR - Portland Causeway Project LOC           1.10   04/07/2004                                         2,600,000        2,600,000
Massachusetts Industrial Finance Agency
  Industrial Revenue - New England Milling
  Company Project LOC                           1.23   04/01/2004                                        10,000,000       10,000,000
Massachusetts Municipal Wholesale
  Electric Company Power Supply System
  Revenue (Pre-Refunded to $102 on 7/01/04) LOC 0.49   07/01/2004                                         9,900,000       10,212,993
Massachusetts St Health & Edl Facs Auth
  Rev Revenue Bonds Series 2000
  (Educational Facilities Revenue LOC)ss.       0.95   07/01/2035
Massachusetts State GO FSA Insured
  (Other Revenue LOC)ss.                        1.20   12/01/2014
Massachusetts State Health & Educational
  Facilities Authority Revenue Capital
  Asset Program Series C (Educational
  Facilities Revenue LOC)ss.                    1.10   07/01/2010

TOTAL MASSACHUSETTS                                                                           0                           22,812,993
                                                                                ----------------                   -----------------

MICHIGAN--2.83%
Birmingham, Michigan EDC Revenue - Brown
  Street Project LOC                            1.28   04/01/2004                                           805,000          805,000
Detroit MI City School District
  Eagle-20026014 Class A FGIC Insured
  (Property Tax Revenue LOC)ss.                 1.08   05/01/2032
Detroit MI Sewer Disposal Revenue Series
  II-R-103 FGIC Insured (Sewer Revenue LOC)ss.  1.08   07/01/2026
Farmington Hills MI Hospital Finance
  Authority Hospital Revenue Botsford
  General Hospital Series B MBIA Insured
  (Healthcare Facilities Revenue LOC)ss.        1.17   02/15/2016
Greater Detroit Resources Recovery
  Authority Revenue LOC                         1.07   04/01/2004                                         4,620,000        4,620,000
Livonia MI Public School District
  (Property Tax Revenue LOC)ss.                 1.08   05/01/2023
Macomb County MI Hospital Finance
  Authority Revenue Mount Clemens General
  Hospital Series A-1 Comerica Bank LOC
  (Healthcare Facilities Revenue LOC)ss.        1.10   10/01/2020
Michigan State                                  2.00   09/30/2004
Michigan State Building Authority
  Revenue (Lease Revenue LOC)ss.                1.08   10/15/2021
Michigan State Building Authority Revenue
Series I (Tax Revenue LOC)                      5.00   10/15/2004
Michigan State Grant Anticipation Notes
  Series B (Other Revenue LOC)ss.               1.03   09/15/2008
Michigan State Higher Education Loan
  Revenue Series XII B AMBAC Insured
  (Educational Facilities Revenue LOC)ss.       1.05   10/01/2013
Michigan State Housing Development
  Authority MFHR Berrien Woods Iii Project
  Series A Lansing Bank (Multi-Family
  Housing Revenue LOC)ss.                       1.12   07/01/2032
Michigan State Housing Development
  Authority Rental Housing Revenue Series A
  MBIA Insured (Housing Revenue LOC)ss.         1.06   10/01/2037
Michigan State Strategic Fund Limited
  Obligation Revenue Detroit Symphony
  Project Series B Michigan National Bank
  LOC (Industrial Development Revenue LOC)ss.   1.10   06/01/2031

TOTAL MICHIGAN                                                                               0                             5,425,000
                                                                                ---------------                    -----------------

MINNESOTA--2.63%
Brooklyn Center Minnesota Brookdale
  Corporation Ii Project Industrial Revenue
  Firstar Bank NA LOC   (Industrial
  Development Revenue LOC)ss.                   1.17   12/01/2014
Burnsville MN MFHR Berkshire Project
  Series A Collateralized By FNMA
  (Multi-Family Housing Revenue LOC)ss.         1.02   07/15/2030
Burnsville, Minnesota Housing Revenue -
  Provence LLC Project LOC                      1.27   04/01/2004                                        14,518,000       14,518,000
Canby, Minnesota Community Hospital
  District Number 1 Revenue - Sioux Valley
  Hospitals & Health Project                    1.30   04/02/2004                                         3,150,000        3,150,000
Cohasset MN Revenue Minnesota Power &
  Light Company Project Series A ABN AMRO
  Bank NV LOC (Industrial Development
  Revenue LOC)ss.                               1.12   06/01/2020
Crystal MN MFHR Crystal Apartments
  Project Collateralized By FHLB
  (Multi-Family Housing Revenue LOC)ss.         1.03   05/01/2027
Dakota County MN CDA MFHR Regatta Commons
  Project Series A Lasalle Bank NA LOC
  (Multi-Family Housing Revenue LOC)ss.         1.22   01/01/2038
Duluth MN Economic Development Authority
  Health Care Facilities Miller Dwan
  Medical Center (Healthcare Facilities
  Revenue LOC)ss.                               1.17   06/01/2019
Eagan MN MFHR Floats PT 1221
  (Multi-Family Housing Revenue LOC)ss.         1.08   12/01/2029
Eagle Tax-Exempt Trust CTF 20012301 Class
  A (Minnesota State)(Property Tax
  Revenue LOC)ss.                               1.08   10/01/2019
Edina MN MFHR Edina Park Plaza
  Collateralized By FHLMC (Multi-Family
  Housing Revenue LOC)ss.                       1.03   12/01/2029
Hopkins MN Independent School District
  Number 270 Tax Anticipation CTFS
  (Property Tax Revenue LOC)                    1.50   03/18/2005
Mankato MN MFHR Highland Project US Bank
  Trust NA LOC Remarketed 10/03/00 (State
  & Local Governments LOC)ss.                   1.17   05/01/2027
Maple Grove MN MFHR Basswood Trails
  Project (Housing Revenue LOC)ss.              1.02   03/01/2029
Minnesota School Districts Tax & Aid
  Anticipation Borrowing Program CTFs
  Series A  (Other Revenue LOC)                 1.75   08/27/2004
Minnesota State Higher Education
  Facilities Authority Revenue St Thomas
  University Series 5l (Educational
  Facilities Revenue LOC)ss.                    1.05   04/01/2027
Plymouth MN MFHR Lancaster Village
  Apartments Project Collateralized By
  FNMA (Housing Revenue LOC)ss.                 1.02   09/15/2031
Red Wing, Minnesota Housing and
  Redevelopment Authority Revenue - YMCA
  Red Wing Project LOC                          1.23   04/07/2004                                           300,000          300,000
Rochester MN Health Care                        0.94   06/10/2004
Roseville MN Health Care Facilities
  Revenue Presbyterian Homes Care Project
  (Healthcare Facilities Revenue Loc)ss.        1.17   10/01/2029
St Louis Park MN MFHR Newport On Seven
  Apartments Project Collaterized by FNMA
  (Multi-Family Housing Revenue LOC)ss.         1.07   09/15/2031
St Paul MN Housing & Redevelopment
  Authority Revenue Minnesota Public Radio
  Project Allied Irish Bank plc LOC
  (Housing Revenue LOC)ss.                      1.17   05/01/2022
St Paul MN Port Authority District
  Cooling Revenue Series M Dexia Bank LOC
  (Transportation Revenue LOC)ss.               1.17   03/01/2021
St Paul MN Port Authority District
  Cooling Revenue Series O Dexia Credit
  Local De France LOC   (Transportation
  Revenue LOC)ss.                               1.17   03/01/2012
St Paul MN Port Authority District
  Cooling Revenue Series Q Dexia Credit
  Local De France LOC   (Transportation
  Revenue LOC)ss.                               1.03   03/01/2022
St Paul MN Port Authority District
  Cooling Revenue Series R Dexia Credit
  Local De France LOC   (Transportation
  Revenue LOC)ss.                               1.22   03/01/2022
St Paul MN Port Authority Tax Increment
  Revenue Westgate Office & Industrial
  Center Project US Bank Trust NA LOC
  (Transportation Revenue LOC)ss.               1.08   02/01/2015
University of Minnesota Education
  Facilities Revenue Intermediate Term
  Financing Series A (Special Facilities
  Revenue LOC)ss.                               1.06   01/01/2034
University of Minnesota GO University
  Revenue (Educational Facilities Revenue
  LOC)+/-                                       1.08   07/01/2021

TOTAL MINNESOTA                                                                              0                            17,968,000
                                                                                ---------------                    -----------------

MISSISSIPPI--0.14%
Mississippi Home Corporation SFMR Series
  146 GNMA FNMA Insured (Single Family
  Mortgage Revenue LOC)ss.                      1.12   11/01/2029
Panola County, Mississippi IDR Refunding
  - Kroger Company Project LOC                  1.17   04/01/2004                                         3,250,000        3,250,000

TOTAL MISSISSIPPI                                                                            0                             3,250,000
                                                                                ---------------                    -----------------

MISSOURI--0.64%
Kansas City MO IDA Revenue Ewing Marion
  Kauffman Foundation (Other Revenue LOC)ss.    1.12   04/01/2027
Lees Summit, Missouri MFHR LOC                  1.33   04/01/2004                                         9,000,000        9,000,000
Missouri 2.25% Health and EFA Revenue RAN
  - Stephens College Project LOC                1.75   04/23/2004                                         1,000,000        1,000,295
Missouri Health And Education Facility
  Authority Education Facilities Revenue St
  Louis University Project Series A
  (Educational Facilities Revenue LOC)ss.       1.17   10/01/2009
Missouri Health And Education Facility
  Authority Revenue Christian Brothers
  College Series A (Healthcare Facilities
  Revenue LOC)ss.                               1.17   10/01/2032
Missouri Higher Education Loan Authority
  Student Loan Revenue Series A Bank of
  America (Educational Facilities Revenue
  LOC)ss.                                       1.08   12/01/2005

TOTAL MISSOURI                                                                               0                            10,000,295
                                                                                ---------------                    -----------------

MONTANA--0.67%
Anaconda Deer Lodge County MT
  Environmental Facilities Revenue Variable
  Reference Arco Anaconda Smelter
  (Pollution Control Revenue LOC)ss.            1.15   10/01/2037
Montana State Board of Investments
  Municipal Finance Construction
  Act-Intercap Program (Other Revenue LOC)+/-   1.25   03/01/2009
Montana State Board of Investments
  Municipal Finance Construction-Intercap
  Program (Other Revenue LOC)+/-                1.25   03/01/2005
Montana State Board of Investments
  Municipal Finance Construction-Intercap
  Program (Other Revenue LOC)+/-                1.25   03/01/2010

TOTAL MONTANA                                                                                0                                     0
                                                                                ---------------                    -----------------

NEBRASKA--1.19%
American Public Energy Agency Nebraska
  Gas Supply Revenue National Public Gas
   Agency Project Series A (Other Revenue
  LOC)ss.                                       1.07   02/01/2014
Buffalo County, Nebraska IDR - Agrex,
  Inc. Project LOC                              1.10   04/07/2004                                         3,510,000        3,510,000
Lincoln NE Electric                             0.97   04/08/2004
Nuckolls County, Nebraska IDR - Agrex,
  Inc. Project LOC                              1.10   04/07/2004                                         5,100,000        5,100,000

TOTAL NEBRASKA                                                                               0                             8,610,000
                                                                                ---------------                    -----------------

NEVADA--0.28%
Clark County NV Roc Rr Series II-R-1035
  MBIA Insured (Property Tax Revenue LOC)ss.    1.08   06/01/2021
Nevada Housing Division Multi Unit
  Housing Series A US Bank NA LOC
  (Housing Revenue LOC)ss.                      1.08   04/01/2035

TOTAL NEVADA                                                                                 0                                     0
                                                                                ---------------                    -----------------

NEW JERSEY--0.12%
New Jersey Educational Facilities
  Authority Princeton University                0.95   06/07/2004
New Jersey State Transit Corporation
  CTFs (Lease Revenue LOC)                      3.00   10/01/2004

TOTAL NEW JERSEY                                                                             0                                     0
                                                                                ---------------                    -----------------

NEW MEXICO--0.31%
Albuquerque NM Industrial Development
  Revenue Karsten Company New Mexico
  Project Series A Bank One Arizona NA
  LOC (Industrial Development Revenue LOC)ss.   1.22   12/01/2017
Bloomfield NM Healthcare Facilities
  Revenue Series A Lasalle National Bank
  LOC (Healthcare Facilities Revenue LOC)ss.    1.25   11/15/2010
Espanola NM Health Care Revenue Series A
  Lasalle National Bank LOC (Healthcare
  Facilities Revenue LOC)ss.                    1.25   11/15/2010
Farmington NM PCR Arizona Public Service
  Company Series B (Industrial
  Development Revenue LOC)ss.                   1.10   09/01/2024
Silver City NM Series A Lasalle National
  Bank LOC (Healthcare Facilities Revenue
  LOC)ss.                                       1.25   11/15/2010

TOTAL NEW MEXICO                                                                             0                                     0
                                                                                ---------------                    -----------------

NEW YORK--2.09%
Monroe County, New York Industrial
  Development Agency Revenue - Electronic
  Navigation Industries Project                 1.20   07/01/2004                                         4,940,000        4,940,000
New York City NY Transitional Financing
  Authority NYC Recovery Revenue Series 3ss.    1.12   11/01/2022
New York NY City Housing Development
  Corporation MFHR First Avenue Development
  Project Series A (Housing Revenue LOC)ss.     1.02   10/15/2035
New York State Dorm Authority Revenue
  State University Education Facilities
  Series C (Housing Revenue LOC)                5.30   05/15/2009
New York State HFA Revenue Series A
  (Housing Revenue LOC)ss.                      1.08   05/01/2029
Oneida Indian Nation NY Bank of America
  NA LOCss.                                     1.02   10/01/2032
Ontario County, New York Industrial
  Development Agency IDR Refunding - Seneca
  Foods Corporation Project LOC                 1.28   04/01/2004                                         5,185,000        5,185,000
Wayne County, New York IDA IDR - Seneca
  Foods Corporation Project LOC                 1.28   04/01/2004                                         5,060,000        5,060,000

TOTAL NEW YORK                                                                               0                            15,185,000
                                                                                ---------------                    -----------------

NORTH CAROLINA--1.57%
Charlotte - Mecklenberg Hospital
  Authority North Carolina Health Care
  Systems Revenue Series D (Healthcare
  Facilities Revenue LOC)ss.                   1.00    01/15/2026
Fayetteville NC Public Works Commision
  Revenue (Utilities Revenue LOC)ss.           1.03    03/01/2020
Mecklenburg County NC Lease Revenue
  (Other Revenue LOC)ss.                       1.05    02/01/2016
North Carolina Capital Facilities              0.95    06/10/2004

TOTAL NORTH CAROLINA                                                                         0                                     0
                                                                                ---------------                    -----------------

NORTH DAKOTA--0.41%
North Dakota State Housing Finance Agency
Revenue Series B (Housing Revenue LOC)ss.      1.05    01/01/2034
Ward County ND Health Care Facilities
  Revenue Trinity Obligation Group Series A
  US Bank NA LOC (Hospital Revenue LOC)ss.     1.17    07/01/2029

TOTAL NORTH DAKOTA                                                                           0                                     0
                                                                                ---------------                    -----------------

OHIO--4.11%
Cuyahoga County OH                             0.98    05/20/2004
Franklin County OH Hospital Revenue
  Series II-R-55 Salomon Smith Barnery
  LOC (Hospital Revenue LOC)ss.                1.08    06/01/2017                                        20,000,000       20,000,000
Grove City OH MFHR Regency Arms
  Apartments Project Collateralized By
  FNMA (Multi-Family Housing Revenue LOC)ss.   1.07    06/15/2030
Hamilton County OH Hospital Facilities
  Revenue Elizabeth Gamble Series B JP
  Morgan Chase & Company LOC (Healthcare
  Facilities Revenue LOC)ss.                   0.90    06/01/2027
Hamilton County, Ohio Health Care
  Facilities Revenue - MLB Hilltop Health
  Facilities Project LOC                       1.31    04/01/2004                                         6,980,000        6,980,000
Hamilton County, Ohio Hospital Facilities
  Revenue - Elizabeth Gamble Project LOC       1.04    04/07/2004                                         9,800,000        9,800,000
Hamilton County, Ohio Hospital Facilities
  Revenue LOC                                  1.12    04/01/2004                                        11,330,000       11,330,000
Lawrence County, Ohio IDR Refunding -
  Kroger Company Project LOC                   1.17    04/01/2004                                         3,500,000        3,500,000
Montgomery County, Ohio IDR Refunding -
  Kroger Company Project LOC                   1.17    04/01/2004                                         4,700,000        4,700,000
Ohio Air Quality Development Authority
  Revenue Refunding - Cincinnati Gas and
  Electric Project                             1.20    04/07/2004                                         8,000,000        8,000,000
Ohio State GO Series Rr II-R 206 FGIC
  Insured (Property Tax Revenue LOC)ss.        1.08    03/15/2015
Ohio State Higher Education Facilities
  Revenue Series A (Lease Revenue LOC)ss.      1.02    09/01/2027
Ohio State Solid Waste Revenue Solid
  Waste Revenue Bonds (BP Exploration & Oil
  Inc. Project) (Industrial Development
  Revenue LOC)ss.                              1.15    02/01/2033
Scioto County OH Hospital Revenue VHA
  Center Incorporated Series C AMBAC
  Insured (Hospital Revenue LOC)ss.            1.05    12/01/2025
Trumbull County, Ohio Health Care
  Facility Revenue Refunding - Shepherd of
  the Valley Lutheran Project LOC              1.15    04/01/2004                                         6,400,000        6,400,000
Warren County OH Health Care Facilities
  Revenue Otterbein Series A (Healthcare
  Facilities Revenue LOC)ss.                   1.07    07/01/2021
Warren County OH Industrial Development
  Revenue Cincinnati Electricity
  Corporation Project Scotiabank LOC
  (Industrial Development Revenue LOC)ss.      1.23    09/01/2015
Warren County OH Industrial Development
  Revenue Pac Manufacturing Project
  (Industrial Development Revenue LOC)ss.      1.22    12/01/2025

TOTAL OHIO                                                                                   0                            70,710,000
                                                                                ---------------                    -----------------

OKLAHOMA--2.72%
Muskogee OK Medical Center Authority
  Revenue Bank of America NA LOC (Health
  Facilities Financing Authority Revenue
  LOC)ss.                                     1.10     10/01/2032
Oklahoma Development Finance Authority
  Health Care Revenue Continuing Care
  Community Project Series C KBC Bank NV
  LOC (Nursing Home Revenue LOC)ss.           1.17     02/01/2012
Oklahoma HDA MFHR, Series A LOC               1.21     04/01/2004                                        25,000,000       25,000,000
Oklahoma HDA MFHR, Series B LOC               1.21     04/01/2004                                        15,000,000       15,000,000
Oklahoma State HFA Revenue Series 1327
  Merrill Lynch Capital LOC (Housing
  Revenue LOC)ss.                             1.12     03/01/2009
Oklahoma State IDA Tealridge Manor
  Corporation Project Bank of America NA
  LOC (Healthcare Facilities Revenue LOC)ss.  1.10     11/01/2018
Tulsa County OK HFA SFMR GNMA Mortgage
  Backed Securities Class A Series E
  (Industrial Development Revenue LOC)ss.     1.12     07/01/2032                                           210,000          210,000
Tulsa, Oklahoma Industrial Authority
  Revenue, St. Johns Physicians Project       1.90     11/01/2004                                         6,030,000        6,030,000
Tulsa, Oklahoma Industrial Authority
  Revenue, Tulsa County Housing Fund, Inc.
  Project, Series 2000 LOC                    1.13     04/01/2004                                         8,300,000        8,300,000
Tulsa, Oklahoma Industrial Authority
  Revenue, Tulsa County Housing Fund, Inc.
  Project, Series 2002 LOC                    1.13     04/01/2004                                        11,700,000       11,700,000

TOTAL OKLAHOMA                                                                               0                            66,240,000
                                                                                ---------------                    -----------------

OREGON--1.31%
Deschutes County OR Series A FSA
  Insured (Property Tax Revenue LOC)          5.00     06/15/2004
Gilliam County OR Solid Waste Disposal
  Revenue Waste Management Incorporated
  Project JP Morgan Chase Bank LOC (Solid
  Waste Revenue LOC)ss.                       1.08     07/01/2027
Oregon State Tax Anticipation Notes           2.25     11/15/2004
Tri County Metro Transportation District
  OR Series 142 (Transportation Revenue
  LOC)ss.                                     1.05     08/01/2019

TOTAL OREGON                                                                                 0                                     0
                                                                                ---------------                    -----------------

OTHER--5.01%
ABN AMRO Leasetops CTFs Tr 2000-2 ABN
  AMRO Bank NV LOC (Other Revenue LOC)ss.     1.36     04/01/2005
ABN AMRO Munitops CTFs Tr 1999-1 Munitops
  Certificates FGIC Insured (Other
  Revenue LOC)++ss.                           1.12     12/06/2006
ABN AMRO Munitops CTFs Tr 2001-23 MBIA
  Insured (Property Tax Revenue LOC)ss.       1.12     12/01/2009
Clipper Brigantine Tax-Exempt
  Certificates Trust, Series 2000 LOC         1.37     04/01/2004                                        10,410,000       10,410,000
Clipper Brigantine Tax-Exempt
  Certificates Trust, Series 2001 LOC         1.37     04/01/2004                                         5,079,000        5,079,000
Clipper Tax-Exempt Trust COP, Series
  1998-2 LOC                                  1.27     04/01/2004                                        23,345,000       23,345,000
Clipper Tax-Exempt Trust COP, Series
  2003-5 LOC                                  1.22     04/01/2004                                        16,200,000       16,200,000
MBIA Capital Corporation Tax-Exempt
  Grantor Trust LOC                           1.17     04/01/2004                                         5,965,000        5,965,000
Munimae Trust Collaterized By FHLMC
  (Housing Revenue LOC)ss.                    1.13     12/19/2005
Pitney Bowes Credit Corporation Leasetops
  Tr Revenue Series 2002-1 (Lease Revenue
  LOC)+/-                                     1.27     07/19/2006
Pitney Bowes Credit Corporation Leasetops
  Trusts Certificates, Series 1999-2 LOC      1.28     04/07/2004                                         9,254,020        9,254,020
Pitney Bowes Credit Corporation Leasetops
  Trusts Certificates, Series 2002-1 LOC      1.28     04/07/2004                                         6,079,972        6,079,973
Puttable Floating Option Tax-Exempt
  Receipts, Series PPT 1001 LOC               1.14     04/01/2004                                         7,700,000        7,700,000
Puttable Floating Option Tax-Exempt
  Rceipts, Series PPT 13 LOC                  1.22     04/01/2004                                         5,485,000        5,485,000
Roaring Fork Municipal Products Limited
  Liability Corporation Series 2000-14
  Class A (Other Revenue LOC)ss.              1.22     06/01/2005
Roaring Fork Municipal Products Limited
  Liability Corporation Series 2002-6 Class
  A (Other Revenue LOC)ss.                    1.22     06/01/2034
Sunamerica Trust   (General Obligation -
  School Districts LOC)ss.                    1.22     07/01/2041

TOTAL OTHER                                                                                  0                            89,517,993
                                                                                ---------------                    -----------------

PENNSYLVANIA--1.89%
Butler County, Pennsylvania IDA Revenue -
  Concordia Lutheran Project, Series A LOC    1.30     04/01/2004                                         3,750,000        3,750,000
Butler County, Pennsylvania IDA Revenue -
  Concordia Lutheran Project, Series B LOC    1.10     08/01/2004                                         4,000,000        4,000,000
College Township, Pennsylvania IDA IDR -
  Presbyterian Homes Project LOC              1.75     12/01/2004                                           420,000          420,000
Hollidaysburg PA Area School District
  AMBAC Insured (Property Tax Revenue LOC)    6.50     06/01/2020
North Pennsylvania Health, Hospital and
  Education Authority Hospital Revenue -
  Maple Village Project LOC                   1.25     04/01/2004                                         7,515,000        7,515,000
Pennsylvania Infrastructure Investory
  Authority Revenue Ln Pool - Series A        2.00     09/01/2004
Pennsylvania State Higher Education
  Assistance Agency Student Loan Revenue
  Series A AMBAC Insured (Educational
  Facilities Revenue LOC)ss.                  1.03     12/01/2025
Pennsylvania State Turnpike Commission
  Oil Franchise Tax Revenue Series II R
  1005 (Sales Tax Revenue LOC)ss.             1.08     12/01/2015
Philadelphia PA School District Revenue
  Series S  (Property Tax Revenue LOC)        5.25     03/01/2005
Washington County, Pennsylvania Authority
  Revenue Refunding - Girard Estate Project
  LOC                                         1.00     04/01/2004                                         9,465,000        9,465,000

TOTAL PENNSYLVANIA                                                                           0                            25,150,000
                                                                                ---------------                    -----------------

PUERTO RICO 0.40%

Puerto Rico Commonwealth GO LOC               1.07     04/01/2004                                        11,655,000       11,655,000
Puerto Rico Industrial Tourist
  Educational, Medical and Environmental
  Control Facilities Financing Authority
  Hospital Revenue                            1.02     04/01/2004                                         1,025,000        1,025,000

TOTAL PUERTO RICO                                                                            0                            12,680,000
                                                                                ---------------                    -----------------

RHODE ISLAND--0.03%
Rhode Island Refunding Board Authority
  State Public Projects Revenue (Lease
  Revenue LOC)ss.                             1.07    08/01/2005

TOTAL RHODE ISLAND                                                                           0                                     0
                                                                                ---------------                    -----------------

SOUTH CAROLINA--1.43%
Charleston County SC School District Tax
  Anticipation Notes (Property Tax
  Revenue LOC)                                1.25    04/14/2004
Charleston, South Carolina Waterworks And
  Sewer Revenue Bonds Series 2003a ss.        1.07    01/01/2033
Piedmont Municipal Power Agency SC
  Electric Revenue (Electric Revenue LOC)ss.  1.05    01/01/2022
South Carolina Educational Facilities
  Authority For Private Nonprofit
  Insitiutions (College And University
  Revenue LOC)ss.                             1.10    02/01/2022
South Carolina Housing, Finance and
  Development Authority MFHR LOC              1.12    04/01/2004                                          1,120,000        1,120,000
South Carolina Housing Finance And
  Development Authority Mtg Revenue Series
  L (Housing Revenue LOC)ss.                  1.17    07/01/2028
South Carolina Jobs Economic
  Devevelopment Authority Zeuna Staerker
  USA Incorporated Project (Industrial
  Development Revenue LOC)ss.                 1.10    12/01/2018
South Carolina State Public Service
  Authority Revenue (Electric Revenue LOC)ss. 1.07    01/01/2023

TOTAL SOUTH CAROLINA                                                                         0                             1,120,000
                                                                                ---------------                       --------------

SOUTH DAKOTA--0.79%
Lawrence County SD Solid Waste Disposal
  Revenue Homestake Mining Company Series A
  Chase Manhatten Bank LOC (Industrial
  Development Revenue LOC)ss.                 1.16    07/01/2032
South Dakota Health and EFA Revenue -
  Sioux Valley Hospitals and Health
  Project, Series 1997                        1.30    04/02/2004                                         11,875,000       11,875,000
South Dakota Health and EFA Revenue -
  Sioux Valley Hospitals and Health
  Project, Series 2000                        1.30    04/02/2004                                         4,590,000        4,590,000
South Dakota Health and EFA Revenue -
Sioux Valley Hospitals and Health
Project, Series 2001                          1.30    04/02/2004                                         3,975,000        3,975,000

TOTAL SOUTH DAKOTA                                                                           0                            20,440,000
                                                                                ---------------                    -----------------

TENNESSEE--3.81%
Chattanooga TN Roc Rr Series II-R-1026
  MBIA Insured (Property Tax Revenue LOC)ss.  1.08   10/01/2022
Clarksville TN Public Building Authority
  Revenue Pooled Financing Tennessee
  Municipal Bond Funding Bank of America NA
  LOC (Other Revenue LOC)ss.                  1.10   07/01/2031
Clarksville TN Public Building Authority
  Revenue Pooled Financing Tennessee
  Municipal Bond Funding Bank of America NA
  LOC (Other Revenue LOC)ss.                  1.10   01/01/2033
Jackson TN Energy Authority Wastewater
  System Revenue FSA Insured   (Sewer
  Revenue LOC)ss.                             1.05   12/01/2022
Jackson, Tennessee Health, Educational
  and Housing Facility Board Revenue, Union
  University Project LOC                      1.17   04/01/2004                                         3,400,000          3,400,000
Jackson, Tennessee Health, Educational
  and Housing Facility Board Revenue,
  University School of Jackson Project,
  Series 2001 LOC                             1.17   04/01/2004                                         5,700,000          5,700,000
Jackson, Tennessee Health, Educational
  and Housing Facility Board Revenue,
  University School of Jackson Project,
  Series 2003 LOC                             1.17   04/01/2004                                         5,315,000          5,315,000
Knox County, Tennessee Health,
  Educational and Housing Facilities Board
  Revenue - Holston Long Term Care Project
  LOC                                         1.27   04/01/2004                                         3,300,000          3,300,000
Metropolitan Government Nashville &
  Davidson County TN Industrial Development
  Stewarts Ferry Apartments ss.               1.05   01/01/2034
Metropolitan Government Nashville
  Davidson County TN District Energy
  (Other Revenue LOC)ss.                      1.08   10/01/2022
Montgomery County TN Public Building
  Authority Pooled Financing Revenue
  Tennessee County Loan Pool (Other
  Revenue LOC)ss.                             1.10   04/01/2032
Nashville and Davidson Counties,
  Tennessee Metropolitan Government IDB
  Revenue - Second Harvest Food Bank
  Project LOC                                 1.17   04/01/2004                                         3,905,000          3,905,000
Portland TN Health & Education Facilities
  Board Hospital Revenue Series 322
  (Hospital Revenue LOC)ss.                   1.15   11/15/2014
Tennessee Housing Development Agency
  Series H (Housing Revenue LOC)ss.           1.15   01/01/2021
Volunteer State Student Funding
  Corporation Tennessee Student Loan
  Revenue Series A1 State Street Bank &
  Trust Company LOC (Educational
  Facilities Revenue LOC)ss.                  1.03   12/01/2023

TOTAL TENNESSEE                                                                              0                            21,620,000
                                                                                ---------------                    -----------------

TEXAS--10.88%
Austin TX (Property Tax Revenue LOC)          3.00   09/01/2004
Austin TX Utility Systems Revenue Series
  G Receipts (Utilities Revenue LOC)ss.       1.07   11/15/2011
Calhoun County TX Solid Waste Disposal
  Revenue Formosa Plastics Corporation
  Project Bank of America NA LOC (Solid
  Waste Revenue LOC)ss.                       1.15   05/01/2025
Cameron TX Ed Corporation Revenue Dallas
  Jewish Community Foundation Allied Irish
  Bank plc LOC (Healthcare Facilities
  Revenue LOC)ss.                             1.08   12/01/2030
Dallas Fort Worth TX International
  Airport Revenue Rocs II R 268
  (Industrial Development Revenue LOC)ss.     1.12   11/01/2033
Eagle Tax-Exempt Trust CTF 20014210 Class
  A (Dallas TX Area Rapid) AMBAC Insured
  (Sales Tax Revenue LOC)ss.                  1.08   12/01/2026
Eagle Tax-Exempt Trust CTF 20014302 Class
  A (Austin TX Electric Utility Systems
  Revenue) FSA Insured (Power Revenue
  LOC)ss.                                     1.08   11/15/2017
Guadalupe Blanco River Authority TX
  Pollution Control Revenue Central Power &
  Light Company (Industrial Development
  Revenue LOC)ss.                             1.08   11/01/2015
Gulf Coast Industrial Development
  Authority (Utilities Revenue LOC)ss.        1.15   04/01/2038
Gulf Coast Waste Disposal Authority -
  Amoco Oil Company Project                   1.15   04/01/2004          255,000       255,000
Gulf Coast Waste Disposal Authority
  Environmental Facilities Revenue Exxon
  Mobil Project Series A (Industrial
  Development Revenue LOC)ss.                 1.05   06/01/2030
Gulf Coast Waste Disposal Authority Texas
  Enviromental Facilities Revenue Exxon
  Mobil Project (Pollution Control
  Revenue LOC)ss.                             1.12   12/01/2025
Gulf Coast Waste Disposal Authority TX
  Environmental Facilities Revenue Exxon
  Mobil Project (Industrial Development
  Revenue LOC)ss.                             1.05   06/01/2030
Harris County Hospital                        0.98   06/25/2004
Harris County TX                              1.00   04/07/2004
Harris County TX (Property Tax Revenue LOC)   3.00   10/01/2004
Harris County TX Health Facilities
  Development Corporation Revenue YMCA of
  Greater Houston Area   (Other Revenue
  LOC)ss.                                     1.12   07/01/2037
Harris County TX Industrial Development
  Solid Waste Disposal Revenue
  (Industrial Development Revenue LOC)ss.     1.10   04/01/2032
Harris County, Texas Health Facilities
  Development Corporation Revenue, Series 6
  LOC                                         1.33   04/07/2004                                        14,655,000         14,655,000
Harris County, Texas Health Facilities
  Development Corporation Revenue, Series
  PA 549 LOC                                  1.19   04/01/2004                                         8,995,000          8,995,000
Houston Texas GO (Tax Revenue LOC)ss.         1.10   03/01/2010
Houston TX                                    0.95   08/12/2004
Houston TX Higher Education Finance
  Facilities Revenue Floater Receipts
  Series Sg 139 Societe Generale LOC
  (Higher Education Facilities Authority
  Revenue LOC)ss.                             1.07   11/15/2029
Houston TX Water & Sewer Systems Revenue
  CTFs Series 495 FGIC Insured (Water &
  Sewer Revenue LOC)ss.                       1.07   12/01/2030
Houston TX Water & Sewer Systems Revenue
  Municipal Trust Receipts Series Sg 120
  (Water & Sewer Revenue LOC)ss.              1.07   12/01/2023
Katy, Texas Independent School District
  GO - School Building Project LOC            1.35   04/01/2004          300,000         300,000       14,700,000         14,700,000
Matagorda County, Texas Hospital District
  Revenue LOC                                 1.10   04/01/2004                                         4,100,000          4,100,000
North Central Texas Health Facility
  Development Corporation Revenue LOC         1.19   04/01/2004                                         6,010,000          6,010,000
North Central TX Health Facilities
  Development Corporation Revenue Dallas
  Jewish Community Foundation Allied Irish
  Bank plc LOC (Private School Revenue
  LOC)ss.                                     1.08   12/01/2030
Pasadena, Texas Independent School
  District Revenue LOC                        1.35   04/01/2004                                         7,800,000          7,800,000
Polly Ryon Hospital Authority TX Polly
  Ryon Memorial Hospital JP Morgan Chase &
  Company LOC (Hospital Revenue LOC)ss.       1.02   11/01/2026
San Antonio TX Water Revenue (Water
  Revenue LOC)ss.                             1.05   05/15/2033
Splendora TX Higher Educational
  Facilities Corporate Revenue Project
  Fellowship Christian Project (Other
  Revenue LOC)ss.                             1.10   01/01/2017
Texas 2.00% TRAN                              1.20   08/31/2004                                        26,190,000         26,276,790
Texas Public Financial Authority              0.95   06/07/2004
Texas State Transportation (Tax Revenue LOC)  2.00   08/31/2004
Travis County TX Health Facilities
  Development Corporation Health Revenue
  Series 4 AMBAC Insured (Healthcare
  Facilities Revenue LOC)ss.                  1.11   11/15/2024
Travis County TX HFA SFMR Series 1287
  Collateralized By GNMA (Housing Revenue
  LOC)ss.                                     1.12   09/01/2018
University of Texas                           0.95   05/11/2004
University of Texas (General Obligation
  - School Districts LOC)                     0.95   06/30/2004

TOTAL TEXAS                                                                            555,000                            82,536,790
                                                                                ---------------                    -----------------

UTAH--1.30%
Intermountain Power Agency                    0.94   04/05/2004
Utah State Board of Regents Student Loan
  Revenue Series 1988c AMBAC Insured
  (Educational Facilities Revenue LOC)ss.     1.03   11/01/2013
Utah State Board of Regents Student Loan
  Revenue Series 1997R AMBAC Insured
  (Educational Facilities Revenue LOC)ss.     1.08   11/01/2031
West Valley, Utah IDR - Johnson Matthey,
  Inc. Project LOC                            1.14   04/01/2004                                         8,550,000          8,550,000

TOTAL UTAH                                                                                   0                             8,550,000
                                                                                ---------------                  -------------------

VIRGINIA--1.24%
Alexandria, Virginia Redevelopment and
  Housing Authority MFHR LOC                  1.25   10/07/2004                                        15,320,000         15,320,000
Loudoun County VA IDA Howard Hughes
  Medical Institute Series A (Industrial
  Development Revenue LOC)ss.                 1.09   02/15/2038
Peninsula Ports Authority VA                  0.95   05/25/2004
Virginia Beach VA GO (Property Tax
  Revenue LOC)                                5.00   07/15/2004
Virginia Commonwealth Transportation
  Board Federal Highway Reimbursement Antic
  Nt. Rev. Bond, 5.50%, 10/01/04              5.50   10/01/2004
Virginia Small Business Financing
  Authority Revenue Refunding - Virginia
  Foods Project LOC                           1.22   04/07/2004                                           150,000            150,000
Virginia State Transporation Board
Transportation Contract Revenue Northern
  Virginia Transportation District Project
  Series A (State & Local Governments LOC)    6.25   05/15/2017

TOTAL VIRGINIA                                                                               0                            15,470,000
                                                                                ---------------                    -----------------

WASHINGTON--3.52%
Energy Northwest Washington Electric
  Revenue CTFs Series C FSA Insured
  (Electric Revenue LOC)ss.                   1.10   01/01/2010
Energy Northwest Washington Electric
  Revenue Floats Pa 846 FSA Insured
  (Electric Revenue LOC)ss.                   1.08   01/01/2010
Energy Northwest Washington State
  Electric Revenue Bond, Project No. 3,
  Series 2003d3-1 (Electric Revenue LOC)ss.   1.03   07/01/2018
Issaquah WA Community Properties Water
  Revenue Series A Bank of America NA LOC
  (Water Revenue LOC)ss.                      1.03   02/15/2021
King County WA School District No 411
  Series A (Property Tax Revenue LOC)         5.85   12/01/2011
Kitsap County WA School District No 400
  North Kitsap Series Ii-R-1009 FSA
  Insured (Property Tax Revenue LOC)ss.       1.08   12/01/2017
Snohomish County WA Public Utility
  District Series A-1 FSA Insured
  (Utilities Revenue LOC)ss.                  1.03   12/01/2019
Washington EDFA EDR - Darigold/Westfarm
  Foods Project LOC                           1.22   04/01/2004                                         1,000,000          1,000,000
Washington State Economic Development
  Financing Authority Revenue Ace Tank
  Project US Bank NA LOC (Economic
  Development Revenue LOC)ss.                 1.12   11/01/2018
Washington State Economic Development
  Financing Authority Revenue Industrial
  Development Canam Steel Project Series
  D (Economic Development Revenue LOC)ss.     1.20   09/30/2030
Washington State Economic Development
  Financing Authority Revenue Pioneer Human
  Serivces Project H (Industrial
  Development Revenue LOC)ss.                 1.17   09/01/2018
Washington State Economic Development
  Financing Authority Solid Waste Disposal
  Revenue Waste Managment Incorporated
  Project Series D (Pollution Control
  Revenue LOC)ss.                             1.08   07/01/2027
Washington State HFA MFHR Canyon Lakes Ii
  Project Pacific Northwest Bank LOC
  (Housing Revenue LOC)ss.                    1.07   10/01/2019
Washington State Housing Finance
  Community MFHR Country Club Apts Series A
  US Bank NA LOC (Housing Revenue LOC)ss.     1.22   08/01/2032
Washington State Housing Finance
  Community MFHR Lakewood Meadows
  Apartments Project Series A Insured By
  FNMA (Multi-Family Housing Revenue LOC)ss.  1.07   07/15/2033
Washington State Housing Finance
  Community MFHR Mill Point Apartments
  Project Series A US Bank Trust NA LOC
  (Housing Revenue LOC)ss.                    1.16   01/01/2030
Washington State Housing Finance
  Community Nonprofit Revenue Annie Wright
  School Bank of America NA LOC (Housing
  Revenue LOC)ss.                             1.09   12/01/2023
Washington State Housing Finance
  Community Nonprofit Revenue Tacoma Art
  Museum Project Northern Trust Company
  LOC (Industrial Development Revenue
  LOC)ss.                                     1.17   06/01/2032
Washington State Public Power Supply
  System Nuclear Project No 1 Revenue
  Municipal Securities Trust Receipts
  Series CMC2 Insured By AMBAC (Electric
  Revenue LOC)ss.                             1.08   01/01/2005
Washington State Public Power Supply
  System Nuclear Project No 2 Revenue
  Municipal Securities Trust Receipts
  Series CMC3 Insured by AMBAC (Electric
  Revenue LOC)ss.                             1.08   07/01/2007
Washington State Series Sg-37 (Other
  Revenue LOC)ss.                             1.07   07/01/2017
Yakima County WA Public Corporation
  Revenue Longview Fire Company Project
  Bank of America NA & SA LOC (Other
  Revenue LOC)ss.                             1.15   01/01/2018
Yakima County WA Public Corporation
  Revenue Valley Processing Project Bank of
  America NA LOC (Industrial Development
  Revenue LOC)ss.                             1.15   02/01/2015

TOTAL WASHINGTON                                                                             0                             1,000,000
                                                                                ---------------                    -----------------

WEST VIRGINIA 0.68%
Harrison County, West Virginia Board of
  Education MERLOT LOC                        1.28   04/07/2004                                        14,495,000         14,495,000
Monongalia County, West Virginia Board of
  Education Revenue - Merlots Project LOC     1.28   04/07/2004                                         7,375,000          7,375,000

TOTAL WEST VIRGINIA                                                                          0                            21,870,000
                                                                                ---------------                    -----------------

WISCONSIN--2.99%
Badger Tobacco Asset Securitization
  Corporation Wisconsin Tobacco Settlement
  Revenue LOC                                 1.14   04/01/2004                                         7,015,000          7,015,000
Chilton WI School District Roc Rr Series
  II-R-1017 FGIC Insured (Property Tax
  Revenue LOC)ss.                             1.08   04/01/2019
Glendale and River Hills, Wisconsin 1.20%
  School District TRAN                        1.14   08/13/2004                                         3,000,000          3,000,539
Milwaukee, Wisconsin Redevelopment
  Authority Revenue - School Engineering
  Project LOC                                 1.10   04/01/2004                                         4,000,000          4,000,000
Oconomowoc, Wisconsin 1.35% Area School
  District TRAN                               1.31   09/23/2004                                         6,300,000          6,301,480
State of Wisconsin                            0.98   06/03/2004
Waukesha WI School District Tax & Revenue
  Anticipation Promissory Notes
  (Educational Facilities Revenue LOC)        1.50   08/23/2004
Wisconsin Housing & Economic Development
  Authority Home Ownership Revenue Series I
  FSA Incsured (Housing Revenue LOC)ss.       1.08   09/01/2032
Wisconsin State Health & Educational
  Facilities Authority Revenue Alverno
  College Project (Educational Facilities
  Revenue LOC)ss.                             1.17   11/01/2017
Wisconsin State Health & Educational
  Facilities Authority Revenue Gundersen
  Lutheran Series B (Healthcare
  Facilities Revenue LOC)ss.                  1.12   12/01/2029
Wisconsin State Health And Educational
  Facilities Authority Revenue Gundersen
  Lutheran Series A (Healthcare
  Facilities Revenue LOC)ss.                  1.12   12/01/2015
Wisconsin State Transportation Revenue
  Series A (State & Local Governments LOC)    5.50   07/01/2009

TOTAL WISCONSIN                                                                              0                            20,317,019
                                                                                ---------------                    -----------------

WYOMING--1.09%
Campbell County, Wyoming IDR - Powder
  Basin Properties Project LOC                1.22   04/07/2004                                         4,700,000          4,700,000
Lincoln County WY PCR Exxon Company
  Project (Industrial Development Revenue
  LOC)ss.                                     1.10   07/01/2017
Lincoln County WY PCR Exxon Project
  Series A (Industrial Development
  Revenue LOC)ss.                             1.10   07/01/2017
Sublette County WY Pollution Control
  Revenue Exxon Project Series B
  (Pollution Control Revenue LOC)ss.          1.05   07/01/2017
Sweetwater County WY Environment
  Improvement Revenue Bonds (Pollution
  Control Revenue LOC)ss.                     1.17   11/01/2025
Sweetwater County, Wyoming PCR Refunding
  - Idaho Power Company Project               1.12   04/01/2004                                        11,800,000         11,800,000
Uinta County WY PCR Chevron USA
  Incorporated Project (Industrial
  Development Revenue LOC)ss.                 1.10   08/15/2020

TOTAL WYOMING                                                                                0                            16,500,000
                                                                                ---------------                    -----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $3,195,665,304)                                 19,280,000                           995,052,433
                                                                                ---------------                    -----------------

TOTAL INVESTMENTS IN SECURITIES (COST $3,195,665,304)--99.79%                       19,280,000                           995,052,433
                                                                                ---------------                    -----------------

OTHER ASSETS AND LIABILITIES, NET--0.21%                                                60,477                             1,685,037
                                                                                ---------------                    -----------------

TOTAL NET ASSETS--100.00%                                                           19,340,477                           996,737,470
                                                                                ---------------                    -----------------



PRO FORMA SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2004 (UNAUDITED)

                                   WF NATIONAL TAX-FREE MONEY
                                          MARKET FUND                          PRO FORMA COMBINED
                                 --------------------------------------------------------------------------------
                                   SHARES OR        VALUE          SHARES OR                 VALUE
                                   PRINCIPAL                       PRINCIPAL
                                    AMOUNT                          AMOUNT
                                 --------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES--99.79%
ALABAMA--0.67%
Alabama HFA MFHR Refunding -
  Rime Village Hoover Project LOC                                       435,000                          435,000
Alabama HFA SFMR LOC                                                    280,000                          280,000
Mcintosh, Alabama IDB
  Environmental Revenue Refunding
  - CIBC Specialty                                                    1,000,000                        1,000,000
Montgomery AL Bmc Special Care
  Facilities Authority Revenue
  Series 435  (Business
  Improvement Revenue LOC)ss.        4,895,000        4,895,000       4,895,000                        4,895,000
Montgomery, Alabama Downtown
  Redevelopment Authority Revenue
  - Southern Poverty Law Project                                     15,000,000                       15,000,000

TOTAL ALABAMA                                         4,895,000                                       21,610,000
                                              ------------------               ----------------------------------

ALASKA--2.58%
Alaska Industrial Development
  and Export Authority, Lot 6 LOC                                     2,010,000                        2,010,000
Alaska Industrial Development
  and Export Authority, Lot 8 LOC                                        90,000                           90,000
Alaska Industrial Development
  and Export Authority, Lot 11 LOC                                       70,000                           70,000
Alaska Industrial Development
  Authority Revenue Providence
  Medical Office Building
  Associates Project KBC Bank NV
  LOC (Healthcare Facilities
  Revenue LOC)ss.                    1,500,000        1,500,000       1,500,000                        1,500,000
Alaska State Housing Finance
  Corporation Floater Pa 1057
  Housing Revenue MBIA Insured
  (Housing Revenue LOC)ss.           7,495,000        7,495,000       7,495,000                        7,495,000
Alaska State Housing Finance
  Corporation Housing Revenue
  Series BB (Other Revenue LOC)ss.   1,275,000        1,275,000       1,275,000                        1,275,000
Valdez AK Marine Terminal
  Revenue BP Pipelines
  Incorporated Project Series B
  (Industrial Development Revenue
  LOC)ss.                           51,775,000       51,775,000      51,775,000                       51,775,000
Valdez AK Marine Terminal
  Revenue BP Pipelines
  Incorporated Project Series C
  (Industrial Development Revenue
  LOC)ss.                           10,000,000       10,000,000      10,000,000                       10,000,000
Valdez AK Marine Terminal
  Revenue BP Pipelines Incorported
  Project Series A   (Industrial
  Development Revenue LOC)ss.        8,400,000        8,400,000       8,400,000                        8,400,000

TOTAL ALASKA                                         80,445,000                                       82,615,000
                                              ------------------               ----------------------------------

ARIZONA--1.26%
Arizona School District Tax
  Anticipation Notes Financing
  Program CTFs Participation
  (Other Revenue LOC)               18,600,000       18,645,354      18,600,000                       18,645,354
Arizona State University Revenue
  Series A   (College and
  University Revenue LOC)ss.         5,700,000        5,700,000       5,700,000                        5,700,000
Maricopa County AZ IDA MFHR
  Refunding Las Gardenias
  Apartments Project Series A
  (Housing Revenue LOC)ss.           2,715,000        2,715,000       2,715,000                        2,715,000
Maricopa County AZ IDA MFHR
  Villas Solanas Apartments
  Project Series A Bank of Cherry
  Creek NA LOC (Housing Revenue
  LOC)ss.                            2,300,000        2,300,000       2,300,000                        2,300,000
Maricopa County AZ IDA SFMR
  (Housing Revenue LOC)ss.           1,875,000        1,875,000       1,875,000                        1,875,000
Phoenix, Arizona IDA MFHR LOC(a)                                      3,545,000                        3,545,000
Pima County AZ IDA Revenue Lease
  Purchase  (Industrial)
  Development Revenue LOC)ss.        5,615,000        5,615,000       5,615,000                        5,615,000

TOTAL ARIZONA                                        36,850,354                                       40,395,354
                                              ------------------               ----------------------------------

ARKANSAS--0.08%
Arkansas State Development
  Finance Authority SFMR Series II
  Collateralized By GNMA FNMA
  (Single Family Housing Revenue
  LOC)ss.                            2,645,000        2,645,000       2,645,000                        2,645,000

TOTAL ARKANSAS                                        2,645,000                                        2,645,000
                                              ------------------               ----------------------------------

CALIFORNIA--5.91%
California HFA Revenue Home
  Mortgage Series U (Housing
  Revenue LOC)ss.                    3,300,000        3,300,000       3,300,000                        3,300,000
California Higher Education Loan
  Authority Incorporated Student
  Loan Revenue Series A State
  Street B&T Company LOC
  (Educational Facilities Revenue
  LOC)+/-                            4,000,000        4,000,000       4,000,000                        4,000,000
California Municipal Securities
  Trust Receipts GO LOC                                              13,500,000                       13,500,000
California PCFA PCR Refunding -
  Pacific Gas & Electric
  Corporation Project, Series E LOC                                   4,300,000                        4,300,000
California PCFA PCR Refunding -
  Pacific Gas & Electric
  Corporation Project, Series F LOC                                  35,600,000                       35,600,000
California State Department of
  Water Resources Series B-2
  (Electric Revenue LOC)ss.         17,355,000       17,355,000      17,355,000                       17,355,000
California State Department
  Water Reserve & Power Supply
  Revenue Series B-1 Bank of New
  York LOC (Power Revenue LOC)ss.   29,700,000       29,700,000      29,700,000                       29,700,000
Hayward CA MFHR Shorewood Series
  A FGIC Insured Remarketed
  03/17/94 (Multi-Family Housing
  Revenue LOC)ss.                    4,000,000        4,000,000       4,000,000                        4,000,000
Lancaster, California
  Redevelopment Agency MFHR LOC                                      16,000,000                       16,000,000
Las Virgenes CA Unified School
  District FSA Insured
  (Educational Facilities Revenue
  LOC)+/-                            4,000,000        4,000,000       4,000,000                        4,000,000
MSR Public Power Agency CA
  Utility Tax Revenue San Juan
  Project Series F MBIA Insured
  (Power Revenue LOC)ss.             5,950,000        5,950,000       5,950,000                        5,950,000
Orange County CA Water District
  Series 2003A Lloyds LOC (Water
  Revenue LOC)ss.                      215,000          215,000         215,000                          215,000
Port of Oakland CA                   2,400,000        2,400,000       2,400,000                        2,400,000
San Bernardino County CA Tran
  (State & Local Governments LOC)   19,000,000       19,032,785      19,000,000                       19,032,785
San Diego, California Public
  Facilities Financing Authority
  Lease Revenue, Series B LOC                                        13,000,000                       13,000,000
San Diego, California Public
  Facilities Financing Authority
  Lease Revenue, Series C LOC(a)                                      6,000,000                        6,000,000
Santa Clara County CA MFHR
  Foxchase Apartments Project
  Series E FGIC Insured Remarketed
  03/17/94 (Multi-Family Housing
  Revenue LOC)ss.                    8,300,000        8,300,000       8,300,000                        8,300,000
US Bancorp Project Funding Trust
Series A (Municipal LOC)++ss.        2,743,500        2,743,500       2,743,500                        2,743,500

TOTAL CALIFORNIA                                    100,996,285                                      189,396,285
                                              ------------------               ----------------------------------

COLORADO--3.98%
Arvada County CO Water
  Enterprises Revenue FSA
  Insured (Water Revenue LOC)ss.     1,900,000        1,900,000       1,900,000                        1,900,000
Aspen Valley Hospital District
  Revenue LOC                                                         4,750,000                        4,750,000
Bachelor Gulch Metropolitan
  District of Colorado GO LOC                                         3,000,000                        3,000,000
Broomfield Village, Colorado
  Metropolitan District Number 2
  Special Obligation Revenue
  Refunding LOC                                                       4,000,000                        4,000,000
Cherry Creek, Colorado South
  Metropolitan District Number 1
  Refunding and Improvement LOC                                       2,549,000                        2,549,000
Colorado Department of
  Transporation Revenue Putters
  Series 249z AMBAC Insured
  (Transportation Revenue LOC)ss.    2,015,000        2,015,000       2,015,000                        2,015,000
Colorado Educational and
  Cultural Facilities Authority
  Revenue - Charter School
  Challenge Project LOC                                               3,475,000                        3,475,000
Colorado HFA AMT MFHR Project
  Class I Series B-3
  Collateralized By FHLB
  (Multi-Family Housing Revenue
  LOC)ss.                            2,000,000        2,000,000       2,000,000                        2,000,000
Denver CO Health & Hospital
  Authority Healthcare Revenue
  Series B Bank One Colorado NA
  LOC (Healthcare Facilities
  Revenue LOC)ss.                    2,000,000        2,000,000       2,000,000                        2,000,000
Denver, Colorado International
  Business Center Metropolitan
  District Number 1 Refunding and
  Improvement LOC                                                     8,085,000                        8,085,000
Fitzsimons Redevelopment
  Authority Colorado Revenue
  University Physicians
  Incorporated Allied Irish Bank
  plc LOC (Educational
  Facilities Revenue LOC)ss.        18,000,000       18,000,000      18,000,000                       18,000,000
Lakewood, Colorado IDR - Verden
  Associates-Holiday Inn Project
  LOC                                                                   745,000                          745,000
Moffat County PCR Pacificorp
  Project ss.                       10,200,000       10,200,000      10,200,000                       10,200,000
Park Creek, Colorado
  Metropolitan District Revenue LOC                                  43,000,000                       43,000,000
Pitkin County CO Industrial
  Development Revenue Aspen Skiing
  Project Series A Bank One NA
  LOC (Industrial Development
  Revenue LOC)ss.                   11,300,000       11,300,000      11,300,000                       11,300,000
Triview, Colorado Metropolitan
  District Refunding and
  Improvement LOC                                                     3,650,000                        3,650,000
US Bancorp Project Funding Trust
  Series A (Depository
  Institutions LOC)++ss.             6,812,500        6,812,500       6,812,500                        6,812,500

TOTAL COLORADO                                       54,227,500                                      127,481,500
                                              ------------------               ----------------------------------

CONNECTICUT--0.42%
Connecticut Health & Education       9,800,000        9,800,000       9,800,000                        9,800,000
Northeast Tax-Exempt Bond
  Grantor Trust Certificates LOC                                      3,630,000                        3,630,000

TOTAL CONNECTICUT                                     9,800,000                                       13,430,000
                                              ------------------               ----------------------------------

DELAWARE--0.49%
Kent County Student Housing
  Revenue ss.                       15,600,000       15,600,000      15,600,000                       15,600,000

TOTAL DELAWARE                                       15,600,000                                       15,600,000
                                              ------------------               ----------------------------------

DISTRICT OF COLUMBIA 0.46%
District of Columbia GO
  Refunding LOC                                                      12,000,000                       12,000,000
District of Columbia Tobacco
  Financing Corporation LOC                                           2,845,000                        2,845,000

TOTAL DISTRICT OF COLUMBIA                                    0                                       14,845,000
                                              ------------------               ----------------------------------

FLORIDA--5.64%
Alachua County FL Health
  Facilities Authority Oak Hammock
  University of Florida Project
  Series A BNP Paribas LOC
  (Healthcare Facilities Revenue
  LOC)ss.                            7,200,000        7,200,000       7,200,000                        7,200,000
Broward County, Florida Health
  Facilities Authority Revenue
  Refunding - John Knox Village
  Project LOC                                                        18,800,000                       18,800,000
Broward County, Florida HFA MFHR
  - Sanctuary Cove Apartments
  Project LOC                                                           265,000                          265,000
Broward County, Florida HFA MFHR
  LOC                                                                 9,195,000                        9,195,000
Capital Projects Finance
  Authority FL Glenridge ON Palmer
  Ranch Series C Bank of Scotland
  LOC (Healthcare Facilities
  Revenue LOC)ss.                    7,000,000        7,000,000       7,000,000                        7,000,000
Capital Trust Agency Revenue -
  Seminole Tribe Resort Project LOC                                   3,000,000                        3,000,000
Collier County, Florida Health
  Facilities Authority Revenue -
  Cleveland Clinic Health Project
  LOC                                                                 1,000,000                        1,000,000
Collier County, Florida IDA
  Educational Facilities Revenue -
  Community School Naples, Inc.
  Project LOC                                                         3,850,000                        3,850,000
Dade County FL School District
  (Property Tax Revenue LOC)         5,150,000        5,210,105       5,150,000                        5,210,105
Dade County, Florida IDA IDR,
  Dolphins Stadium Project, Series
  A LOC                                                                 375,000                          375,000
Dade County, Florida IDA IDR,
  Dolphins Stadium Project, Series
  C LOC                                                                 750,000                          750,000
Dade County, Florida IDA IDR,
  U.S. Holdings, Inc. Project LOC                                       750,000                          750,000
Eagle Tax-Exempt Trust CTF
  20010906 Class A (Florida State
  Board of Education Lottery
  Revenue Series B) FGIC Insured
  (Other Revenue LOC)ss.             9,000,000        9,000,000       9,000,000                        9,000,000
Escambia County FL Housing
  Finance Authority SFMR CTFs
  Series B  (Single Family
  Mortgage Revenue LOC)ss.           2,150,000        2,150,000       2,150,000                        2,150,000
Escambia County FL Housing
  Finance Authority SFMR Floats Pt
  1228 (Single Family Mortgage
  Revenue LOC)ss.                      750,000          750,000       1,700,000                        1,700,000
Escambia County, Florida Health
  Facilities Authority Health
  Facility Revenue Refunding LOC                                      2,850,000                        2,850,000
Florida HFA LOC                                                       1,440,000                        1,440,000
Florida HFC MFHR - Stone Harbor
  Apartments Project LOC                                                860,000                          860,000
Florida Housing Finance Agency
  MFHR Refunding - Monterey Lake
  Project LOC                                                           100,000                          100,000
Fort Lauderdale, Florida Health
  Care Facilities Revenue
  Refunding - Ann Storck Center,
  Inc. Project LOC                                                    1,100,000                        1,100,000
Fort Lauderdale, Florida Revenue
  - Pine Crest Preparatory School
  Project LOC                                                         4,000,000                        4,000,000
Gainesville and Hall Counties,
  Georgia Development Authority
  Revenue - Senior Living
  Facility-Lanier Village Project
  LOC                                                                20,750,000                       20,750,000
Hillsborough County FL               8,000,000        8,000,000       8,000,000                        8,000,000
Hillsborough County FL               6,250,000        6,250,000       6,250,000                        6,250,000
Hillsborough County, Florida
  Aviation Authority Special
  Purpose Revenue Refunding -
  Delta Air Lines Project LOC                                         4,350,000                        4,350,000
Hillsborough County, Florida IDA
  IDR - Seaboard Tampa Terminals
  Project LOC                                                           500,000                          500,000
Ithaka Partners II Trust
  Certificates LOC                                                    1,833,719                        1,833,719
Jackson County, Florida PCR
  Refunding - Gulf Power Company
  Project                                                             2,000,000                        2,000,000
Jacksonville FL Economic
  Development Health Care
  Facilities Revenue+/-              4,400,000        4,400,000       4,400,000                        4,400,000
Jacksonville, Florida Economic
  Development Commission IDR, STI
  Project LOC                                                         2,925,000                        2,925,000
Jacksonville, Florida Economic
  Development Commission IDR,
  Tremron Jacksonville Project LOC                                    1,060,000                        1,060,000
Jacksonville, Florida Health
  Facilities Authority Health
  Facilities Revenue - Samuel C.
  Taylor Foundation Project LOC                                         150,000                          150,000
Lee County, Florida Capital and
  Transportation Facilities
  Revenue LOC                                                         5,285,000                        5,285,000
Lee County, Florida IDA
  Healthcare Facilities Revenue
  Refunding - Hope Hospice Project
  LOC                                                                 8,400,000                        8,400,000
Marion County, Florida Hospital
  District Revenue - Health System
  Improvement - Munroe Regional
  Health System Project LOC                                           1,000,000                        1,000,000
Nassau County, Florida PCR -
  Rayonier Project LOC                                                  435,000                          435,000
Orange County FL IDA Industrial
  Development Revenue Central
  Florida YMCA Project Series A
  Bank of America NA LOC
  (Industrial Development Revenue
  LOC)ss.                            1,750,000        1,750,000       1,750,000                        1,750,000
Orange County, Florida Health
  Facilities Authority Revenue LOC                                    7,080,000                        7,080,000
Orange County, Florida IDA
  Revenue - Jewish Federation of
  Greater Orlando Project LOC                                         1,200,000                        1,200,000
Palm Beach County FL Zoological
  Society Incorporated Project
  Northern Trust Company LOC
  (Recreational Facilities Revenue
  LOC)ss.                            5,500,000        5,500,000       5,500,000                        5,500,000
Saint Lucie County, Florida PCR                                       2,800,000                        2,800,000
Sarasota County, Florida Utility
  Systems Revenue LOC                                                 2,210,000                        2,210,000
Sunshine State Governmental
  Financing Commission Revenue
  (Other Revenue LOC)ss.            10,400,000       10,400,000      10,400,000                       10,400,000
Tampa, Florida Revenue - Tampa
  Prep School Project LOC                                             1,050,000                        1,050,000
Volusia County, Florida HFA MFHR
  - Sun Pointe Apartments Project
  LOC                                                                   175,000                          175,000

TOTAL FLORIDA                                        67,610,105                                      180,098,824
                                              ------------------               ----------------------------------

GEORGIA--1.13%
Clayton County GA Development
  Authority Industrial Development
  Revenue Blue Circle Aggregates
  Incorporated Danske Bank LOC
  (Industrial Development Revenue
  LOC)ss.                            5,300,000        5,300,000       5,300,000                        5,300,000
Eagle Tax-Exempt Trust CTF
  20001003 Class A (Atlanta GA
  Airport Revenue Series A) FGIC
  Insured (Airport Revenue LOC)ss.   4,270,000        4,270,000       4,270,000                        4,270,000
Fulton de Kalb GA Hospital
  Authority Hospital Revenue Rocs
  Rr II R 2074 (Healthcare
  Facilities Revenue LOC)ss.         5,305,000        5,305,000       5,305,000                        5,305,000
Gainesville & Hall County GA
  Development Authority Individual
  Exempt Facilities Revenue Spout
  Springs Water LLC Project Bank
  of America Na LOC (Other
  Revenue LOC)ss.                    4,400,000        4,400,000       4,400,000                        4,400,000
Georgia Local Government CTFs
  Participation Series K
  (General Obligation - Political
  Subdivision LOC)ss.               13,440,000       13,440,000      13,440,000                       13,440,000
Rome-Floyd County, Georgia
  Development Authority IDR
  Refunding - Kroger Company
  Project LOC                                                         3,500,000                        3,500,000

TOTAL GEORGIA                                        32,715,000                                       36,215,000
                                              ------------------               ----------------------------------

HAWAII--0.67%
Eagle Tax-Exempt Trust CTF
  20011101 Class A (Hawaii State
  Highway Revenue) FSA Insured
  (Toll Road Revenue LOC)ss.         8,000,000        8,000,000       8,000,000                        8,000,000
Honolulu HI City & County Tax
  Revenue Series C FGIC Insured
  (Property Tax Revenue LOC)+/-     13,500,000       13,500,000      13,500,000                       13,500,000

TOTAL HAWAII                                         21,500,000                                       21,500,000
                                              ------------------               ----------------------------------

IDAHO--1.11%
Ada & Canyon Countys ID Jt
  School District #2 Meridan SBG
  Insured (Property Tax Revenue
  LOC)                               3,000,000        3,015,636       3,000,000                        3,015,636
Boise, Idaho Housing Authority
  MFHR Refunding - Civic Plaza
  Housing Project LOC                                                   2,500,000                        2,500,000
  Idaho Housing & Financial
  Assistance Housing Revenue
  Balmoral Apartments II
  Development Project US Bank NA
  LOC (Housing Revenue LOC)ss.       3,050,000        3,050,000       3,050,000                        3,050,000
Idaho State Tax Anticipation
  Notes (Property Tax Revenue
  LOC)                              27,000,000       27,079,025      27,000,000                       27,079,025

TOTAL IDAHO                                          33,144,661                                       35,644,661
                                              ------------------               ----------------------------------

ILLINOIS--8.12%
Chicago IL Board of Education
  CTFs Series A (Property Tax
  Revenue LOC)ss.                    5,000,000        5,000,000       5,000,000                        5,000,000
Chicago IL Board of Education
  ROC Series II-R_139 AMBAC
  Insured (Property Tax Revenue
  LOC)ss.                            6,050,000        6,050,000       6,050,000                        6,050,000
Chicago IL Economic Development
  Revenue Crane Carton Company
  Project Bankers Trust Company
  LOC (Economic Development
  Revenue LOC)ss.                    1,500,000        1,500,000       1,500,000                        1,500,000
Chicago, Illinois Gas Supply
  Revenue Refunding - Peoples Gas,
  Ltd. Project                                                        7,000,000                        7,000,000
Chicago IL Park District ROC RR
  Series II-R-4018 AMBAC Insured
  (State & Local Government LOC)ss.  5,450,000        5,450,000       5,450,000                        5,450,000
Chicago IL Public Building
  Commission Eagle 20030015 Class
  A FGIC Insured (Lease Revenue
  LOC)ss.                            2,800,000        2,800,000       2,800,000                        2,800,000
Chicago IL Sales Tax Revenue
  Series Sg 131 FGIC Insured
  (Sales Tax Revenue LOC)ss.         5,700,000        5,700,000       5,700,000                        5,700,000
Cook County IL CTFs Series 458
  FGIC Insured (Property Tax
  Revenue LOC)ss.                    3,747,000        3,747,000       3,747,000                        3,747,000
Eagle Tax-Exempt Trust CTF
  20021301 Class A (Illinois
  State) FGIC Insured (Other
  Revenue LOC)ss.                    5,125,000        5,125,000       5,125,000                        5,125,000
Eagle Tax-Exempt Trust CTF
  20021303 Class A (Cook County Il
  Series C) AMBAC Insured
  (Property Tax Revenue LOC)ss.     18,025,000       18,025,000      18,025,000                       18,025,000
Eagle Tax-Exempt Trust CTF
  20021304 Class A (Illinois
  State) FGIC Insured (Other
  Revenue LOC)ss.                    4,000,000        4,000,000       4,000,000                        4,000,000
East Peoria, Illinois CDR
  Refunding - Kroger Company
  Project LOC                                                         3,125,000                        3,125,000
Elgin IL Industrial Development
  Revenue Gemini Mouldings Project
  Lasalle Bank NA LOC
  (Industrial Development Revenue
  LOC)ss.                            1,290,000        1,290,000       1,290,000                        1,290,000
Elmhurst IL Industrial
  Development Revenue John Sakash
  Company Incorporated Project
  Lasalle Bank NA LOC
  (Industrial Development Revenue
  LOC)ss.                              200,000          200,000         200,000                          200,000
Illinois Development Finance
  Authority Revenue Christian
  Heritage Academy US Bank NA
  LOC (Private School Revenue
  LOC)ss.                            4,980,000        4,980,000       4,980,000                        4,980,000
Illinois Educational Facilities
  Authority Revenue Newberry
  Library Northern Trust Company
  LOC (Other Revenue LOC)ss.           190,000          190,000         190,000                          190,000
Illinois Educational Facilities
  Authority Revenue St Xavier
  University Project Series A
  Lasalle Bank NA LOC (College
  And University Revenue LOC)ss.     4,705,000        4,705,000       4,705,000                        4,705,000
Illinois Educuational Facilities
  Authority Revenue Cultural
  Pooled Financing American
  National B&T LOC (College And
  University Revenue LOC)ss.         6,700,000        6,700,000       6,700,000                        6,700,000
Illinois Health Facilities
  Authority                          5,000,000        5,000,000       5,000,000                        5,000,000
Illinois Health Facilities
  Authority Revenue Memorial
  Medical Center Series C
  Kredietbank NV LOC (Healthcare
  Facilities Revenue LOC)ss.         5,000,000        5,000,000       5,000,000                        5,000,000
Illinois Health Facilities
  Authority Revenue Northwestern
  Memorial Hospital (Healthcare
  Facilities Revenue LOC)ss.        19,900,000       19,900,000      19,900,000                       19,900,000
Illinois Health Facilities
  Authority Revenue Revolving Fund
  Pooled Financing Bank One NA
  LOC (Healthcare Facilities
  Revenue LOC)ss.                    3,600,000        3,600,000       3,600,000                        3,600,000
Illinois Health Facilities
  Authority Revenue Silver Cross
  Hospital & Medical Series A
  Fifth Third Bank LOC
  (Healthcare Facilities Revenue
  LOC)ss.                           18,400,000       18,400,000      18,400,000                       18,400,000
Illinois Health Facilities
  Authority University of Chicago
  Hospitals (Healthcare
  Facilities Revenue LOC)ss.        11,365,000       11,365,000      11,365,000                       11,365,000
Illinois Housing Development
  Authority MFHR  Lakeshore Plaza
  Series A MBIA Insured
  (Multi-Family Housing Revenue
  Loc)ss.                            7,500,000        7,500,000       7,500,000                        7,500,000
Illinois Industrial Development
  Finance Authority Revenue
  Recovery Income Project Bank of
  America NA LOC (Industrial
  Development Revenue LOC)ss.        1,495,000        1,495,000       1,495,000                        1,495,000
Illinois State CTFs Series G
  (General Obligation - States,
  Territories LOC)ss.                7,530,000        7,530,000       7,530,000                        7,530,000
Illinois State Sales Tax Revenue
  Municipal Trust Receipts Series
  Sg-9 (Sales Tax Revenue LOC)ss.    4,300,000        4,300,000       4,300,000                        4,300,000
Lakemoor, Illinois MFHR, Series
  A LOC                                                              35,860,000                       35,860,000
Lakemoor, Illinois MFHR, Series
  B LOC                                                              37,335,486                       37,335,486
Lombard IL IDA Revenue 2500
  Higland Avenue Project
  Mid-America Federal Savings &
  Loan LOC (Industrial
  Development Revenue LOC)ss.        6,800,000        6,800,000       6,800,000                        6,800,000
Orland Hills IL MFHR Series A
  Lasalle National Bank LOC
  (Housing Revenue LOC)ss.           6,000,000        6,000,000       6,000,000                        6,000,000
Schaumberg IL MFHR Windsong
  Apartments Project Lasalle
  National Bank LOC
  (Multi-Family Housing Revenue
  LOC)ss.                            1,200,000        1,200,000       1,200,000                        1,200,000
Warren County IL Industrial
  Project Revenue Monmouth College
  Project Allied Irish Bank plc
  LOC (College And University
  Revenue LOC)ss.                    3,185,000        3,185,000       3,185,000                        3,185,000

TOTAL ILLINOIS                                      176,737,000                                      260,057,486
                                              ------------------               ----------------------------------

INDIANA--2.31%
Indiana 2.00% Bond Bank Special
  Program Revenue LOC                                                10,244,000                       12,501,138
Indiana HFFA Revenue Capital
  Access Comerica Bank LOC
  (Healthcare Facilities Revenue
  LOC)ss.                              400,000          400,000         400,000                          400,000
Indiana HFFA Revenue Fayette
  Memorial Hospital Association
  Series B Fifth Third Bank LOC
  (Healthcare Facilities Revenue
  LOC)ss.                            3,965,000        3,965,000       3,965,000                        3,965,000
Indiana State Housing Finance
  Authority MFHR Pedcor
  Investments Series A
  Collateralized By FHLB
  (Multi-Family Housing Revenue
  LOC)ss.                            8,398,000        8,398,000       8,398,000                        8,398,000
Indianapolis, Indiana Airport
  Facility Revenue, Series C LOC                                      3,970,000                        3,970,000
Indianapolis, Indiana Airport
  Facility Revenue, Series F LOC                                      7,000,000                        7,000,000
Indianapolis IN Economic
  Development Revenue Jewish
  Federation Campus Fifth Third
  Bank LOC (Economic Development
  Revenue LOC)ss.                    1,750,000        1,750,000       1,750,000                        1,750,000
Indianapolis In Gas Utility
  Revenue Series A AMBAC Insured
  (Utilities Revenue LOC)            2,000,000        2,056,230       2,000,000                        2,056,230
Indianapolis IN MFHR Crossing
  Partners Project AIG Guaranty
  LOC (Multi-Family Housing
  Revenue LOC)ss.                    8,700,000        8,700,000       8,700,000                        8,700,000
Indianapolis School Building
  Corporation First Mortgage State
  Aid Withholding LOC (Lease
  Revenue LOC)                       1,000,000        1,034,954       1,000,000                        1,034,954
Richmond IN Hospital Authority
  Revenue Reid Hospital & Health
  Care Project (Healthcare
  Facilities Revenue LOC)ss.        14,135,000       14,135,000      14,135,000                       14,135,000
Whiting IN Environmental
  Facilities Revenue BP Products
  Project Series C (Industrial
  Development Revenue LOC)ss.        9,980,000        9,980,000       9,980,000                        9,980,000

TOTAL INDIANA                                        50,419,184                                       73,890,322
                                              ------------------               ----------------------------------

IOWA--1.29%
Iowa Finance Authority Economic
  Development Revenue Lasalle Bank
  NA LOC (Economic Development
  Revenue LOC)ss.                    3,130,000        3,130,000       3,130,000                        3,130,000
Iowa Finance Authority Health
  Care Facilities Revenue St Lukes
  Health Series A General Electric
  Capital Corporation LOC
  (Healthcare Facilities Revenue
  LOC)ss.                            6,100,000        6,100,000       6,100,000                        6,100,000
Iowa Finance Authority MFHR
  Cedarwood Hills Project Series A
  Collateralized By FHLMC
  (Multi-Family Housing Revenue
  LOC)ss.                            2,960,000        2,960,000       2,960,000                        2,960,000
Iowa Finance Authority Private
  College Revenue Drake University
  Project Firstar Bank LOC
  (College And University Revenue
  LOC)ss.                            3,000,000        3,000,000       3,000,000                        3,000,000
Iowa Finance Authority SFHR CTFs
  Series N (Single Family
  Housing Revenue LOC)ss.           11,945,000       11,945,000      11,945,000                       11,945,000
Iowa Higher Education Loan
  Authority Revenue Private
  College Facilities Grand View
  Project Firstar Bank NA LOC
  (College And University Revenue
  LOC)ss.                            3,190,000        3,190,000       3,190,000                        3,190,000
Iowa Higher Education Loan
  Authority Revenue Private
  Colleges Ambrose (College and
  University Revenue LOC)ss.         5,800,000        5,800,000       5,800,000                        5,800,000
Oskaloosa IA Private School
  Facility Revenue William Penn
  University Project US Bank NA
  LOC (Private School Revenue
  LOC)ss.                            2,715,000        2,715,000       2,715,000                        2,715,000
Sheldon, Iowa Revenue - Sioux
  Valley Hospital and Health
  Project                                                             2,620,000                        2,620,000

TOTAL IOWA                                           38,840,000                                       41,460,000
                                              ------------------               ----------------------------------

KANSAS--1.02%
Burlington, Kansas Environmental
  Improvement Revenue Refunding -
  Kansas City Power & Light
  Company Project                                                     7,500,000                        7,500,000
Kansas State Development Finance
  Authority MFHR Bluffs Olathe
  Apartments Project Series X
  (Multi-Family Housing Revenue
  LOC)ss.                            9,500,000        9,500,000       9,500,000                        9,500,000
Kansas State Development Finance
  Authority Revenue Vlg Shalom
  Obligation Group Series BB
  (Healthcare Facilities Revenue
  LOC)ss.                            9,000,000        9,000,000       9,000,000                        9,000,000
Lenexa KS MFHR Series 1020
  (Housing Revenue LOC)ss.           4,975,000        4,975,000       4,975,000                        4,975,000
Sedgwick & Shawnee Countys KS
  SFHR Floats Pt 1188 Merrill
  Lynch Capital Services LOC
  (Single Family Housing Revenue
  LOC)ss.                            1,650,000        1,650,000       1,650,000                        1,650,000

TOTAL KANSAS                                         25,125,000                                       32,625,000
                                              ------------------               ----------------------------------

KENTUCKY--0.52%
Kentucky EDFA Revenue - Pooled
  Hospital Loan Program Project LOC                                  14,685,000                       14,685,000
Louisville & Jefferson County KY
  Metropolitan Sewer District
  Sewer And Drain System Series
  A (Sewer Revenue LOC)              2,000,000        2,018,767       2,000,000                        2,018,767

TOTAL KENTUCKY                                        2,018,767                                       16,703,767
                                              ------------------               ----------------------------------

LOUISIANA--1.83%
Ernest N Morial-New Orleans LA
  Exhibit Hall Authority Special
  Tax Series A46 (Special Tax
  Revenue LOC)ss.                    5,000,000        5,000,000       5,000,000                        5,000,000
Jefferson Parish LA Home
  Mortgage Authority Floats Pt 229
  Collateralized by GNMA FNMA
  (Housing Revenue LOC)ss.           2,510,000        2,510,000       2,510,000                        2,510,000
Lake Charles LA Harbor and
  Terminal District Port
  Facilities (Industrial
  Development Revenue LOC)ss.        6,500,000        6,500,000       6,500,000                        6,500,000
Louisiana Public Facilities
  Authority                          5,000,000        5,000,000       5,000,000                        5,000,000
Louisiana Public Facilities
  Authority Revenue LOC                                               4,160,000                        4,160,000
Louisiana Public Facilities
  Authority Revenue Series
  II-R-192 (Healthcare
  Facilities Revenue LOC)ss.         5,620,000        5,620,000       5,620,000                        5,620,000
Plaquemines LA Port Harbor &
  Terminal District Port
  Facilities Revenue International
  Marine Term Project Series B
  Kreditbank NV LOC (Harbor
  Department Revenue LOC)+/-         5,740,000        5,740,000       5,740,000                        5,740,000
Plaquemines LA Port Harbor &
  Terminal District Port
  Facilities Revenue International
  Marine Terminal Project Series A
  Kreditbank NV LOC
  (Transportation Revenue LOC)+/-    6,150,000        6,150,000       6,150,000                        6,150,000
Plaquemines Parish LA
  Environmental Resource Bonds
  British Petroleom ss.             11,000,000       11,000,000      11,000,000                       11,000,000
Plaquemines Parish LA
  Environmental Revenue BP
  Exploration & Oil Incorporated
  Project (Pollution Control
  Revenue LOC)ss.                    7,000,000        7,000,000       7,000,000                        7,000,000

TOTAL LOUISIANA                                      54,520,000                                       58,680,000
                                              ------------------               ----------------------------------

MAINE--0.63%
Maine State Tax Anticipation
  Notes (State & Local
  Governments LOC)                  20,100,000       20,146,538      20,100,000                       20,146,538

TOTAL MAINE                                          20,146,538                                       20,146,538
                                              ------------------               ----------------------------------

MARYLAND--0.44%
Maryland Health & Higher
  Education                          9,000,000        9,000,000       9,000,000                        9,000,000
Maryland State Community
  Development Administration
  Department Housing & Community
  Development (Housing Revenue
  LOC)+/-                            4,995,000        4,995,000       4,995,000                        4,995,000

TOTAL MARYLAND                                       13,995,000                                       13,995,000
                                              ------------------               ----------------------------------

MASSACHUSETTS--3.15%
Canton MA Housing Authority MFHR
  Canton Arboretum Apartments
  Collateralized By FNMA
  (Multi-Family Housing Revenue
  LOC)ss.                            3,270,000        3,270,000       3,270,000                        3,270,000
Massachusetts Health &
  Educational Facilities Authority
  Harvard University Issue Series
  Ee                                13,000,000       13,000,000      13,000,000                       13,000,000
Massachusetts Health &
  Educational Facilities Authority
  Harvard University Issue Series
  Ee                                17,000,000       17,000,000      17,000,000                       17,000,000
Massachusetts Health &
  Educational Facilities Authority
  Havard University Issue           28,000,000       28,000,000      28,000,000                       28,000,000
Massachusetts Industrial Finance
  Agency IDR - Portland Causeway
  Project LOC                                                         2,600,000                        2,600,000
Massachusetts Industrial Finance
  Agency Industrial Revenue - New
  England Milling Company Project
  LOC                                                                10,000,000                       10,000,000
Massachusetts Municipal
  Wholesale Electric Company Power
  Supply System Revenue
  (Pre-Refunded to $102 on
  7/01/04) LOC                                                        9,900,000                       10,212,993
Massachusetts St Health & Edl
  Facs Auth Rev Revenue Bonds
  Series 2000 (Educational
  Facilities Revenue LOC)ss.         6,900,000        6,900,000       6,900,000                        6,900,000
Massachusetts State GO FSA
  Insured (Other Revenue LOC)ss.     7,495,000        7,495,000       7,495,000                        7,495,000
Massachusetts State Health &
  Educational Facilities Authority
  Revenue Capital Asset Program
  Series C (Educational
  Facilities Revenue LOC)ss.         2,500,000        2,500,000       2,500,000                        2,500,000

TOTAL MASSACHUSETTS                                  78,165,000                                      100,977,993
                                              ------------------               ----------------------------------

MICHIGAN--2.83%
Birmingham, Michigan EDC Revenue
  - Brown Street Project LOC                                            805,000                          805,000
Detroit MI City School District
  Eagle-20026014 Class A FGIC
  Insured (Property Tax Revenue
  LOC)ss.                            7,200,000        7,200,000       7,200,000                        7,200,000
Detroit MI Sewer Disposal
  Revenue Series II-R-103 FGIC
  Insured (Sewer Revenue LOC)ss.     3,400,000        3,400,000       3,400,000                        3,400,000
Farmington Hills MI Hospital
  Finance Authority Hospital
  Revenue Botsford General
  Hospital Series B MBIA Insured
  (Healthcare Facilities Revenue
  LOC)ss.                            1,000,000        1,000,000       1,000,000                        1,000,000
Greater Detroit Resources
  Recovery Authority Revenue LOC                                      4,620,000                        4,620,000
Livonia MI Public School
  District (Property Tax Revenue
  LOC)ss.                            8,900,000        8,900,000       8,900,000                        8,900,000
Macomb County MI Hospital
  Finance Authority Revenue Mount
  Clemens General Hospital Series
  A-1 Comerica Bank LOC
  (Healthcare Facilities Revenue
  LOC)ss.                            4,370,000        4,370,000       4,370,000                        4,370,000
Michigan State                      36,000,000       36,182,030      36,000,000                       36,182,030
Michigan State Building
  Authority Revenue (Lease
  Revenue LOC)ss.                    4,300,000        4,300,000       4,300,000                        4,300,000
Michigan State Building
  Authority Revenue Series I
  (Tax Revenue LOC)                  3,500,000        3,572,903       3,500,000                        3,572,903
Michigan State Grant
  Anticipation Notes Series B
  (Other Revenue LOC)ss.             1,700,000        1,700,000       1,700,000                        1,700,000
Michigan State Higher Education
  Loan Revenue Series XII B AMBAC
  Insured (Educational Facilities
  Revenue LOC)ss.                    2,100,000        2,100,000       2,100,000                        2,100,000
Michigan State Housing
  Development Authority MFHR
  Berrien Woods Iii Project Series
  A Lansing Bank (Multi-Family
  Housing Revenue LOC)ss.            4,950,000        4,950,000       4,950,000                        4,950,000
Michigan State Housing
  Development Authority Rental
  Housing Revenue Series A MBIA
  Insured (Housing Revenue LOC)ss.   3,600,000        3,600,000       3,600,000                        3,600,000
Michigan State Strategic Fund
  Limited Obligation Revenue
  Detroit Symphony Project Series
  B Michigan National Bank LOC
  (Industrial Development Revenue
  LOC)ss.                            3,950,000        3,950,000       3,950,000                        3,950,000

TOTAL MICHIGAN                                       85,224,933                                       90,649,933
                                              ------------------               ----------------------------------

MINNESOTA--2.63%
Brooklyn Center Minnesota
  Brookdale Corporation Ii Project
  Industrial Revenue Firstar Bank
  NA LOC (Industrial Development
  Revenue LOC)ss.                      100,000          100,000         100,000                          100,000
Burnsville MN MFHR Berkshire
  Project Series A Collateralized
  By FNMA (Multi-Family Housing
  Revenue LOC)ss.                    3,570,000        3,570,000       3,570,000                        3,570,000
Burnsville, Minnesota Housing
  Revenue - Provence LLC Project
  LOC                                                                14,518,000                       14,518,000
Canby, Minnesota Community
  Hospital District Number 1
  Revenue - Sioux Valley Hospitals
  & Health Project                                                    3,150,000                        3,150,000
Cohasset MN Revenue Minnesota
  Power & Light Company Project
  Series A ABN AMRO Bank NV LOC
  (Industrial Development Revenue
  LOC)ss.                                5,000            5,000           5,000                            5,000
Crystal MN MFHR Crystal
  Apartments Project
  Collateralized By FHLB
  (Multi-Family Housing Revenue
  LOC)ss.                              950,000          950,000         950,000                          950,000
Dakota County MN CDA MFHR
  Regatta Commons Project Series A
  Lasalle Bank NA LOC
  (Multi-Family Housing Revenue
  LOC)ss.                              150,000          150,000         150,000                          150,000
Duluth MN Economic Development
  Authority Health Care Facilities
  Miller Dwan Medical Center
  (Healthcare Facilities Revenue
  LOC)ss.                              900,000          900,000         900,000                          900,000
Eagan MN MFHR Floats PT 1221
  (Multi-Family Housing Revenue
  LOC)ss.                            5,820,000        5,820,000       5,820,000                        5,820,000
Eagle Tax-Exempt Trust CTF
  20012301 Class A (Minnesota
  State)(Property Tax Revenue
  LOC)ss.                            1,550,000        1,550,000       1,550,000                        1,550,000
Edina MN MFHR Edina Park Plaza
  Collateralized By FHLMC
  (Multi-Family Housing Revenue
  LOC)ss.                           10,655,000       10,655,000      10,655,000                       10,655,000
Hopkins MN Independent School
  District Number 270 Tax
  Anticipation CTFS (Property
  Tax Revenue LOC)                   1,500,000        1,507,140       1,500,000                        1,507,140
Mankato MN MFHR Highland Project
  US Bank Trust NA LOC Remarketed
  10/03/00 (State & Local
  Governments LOC)ss.                1,485,000        1,485,000       1,485,000                        1,485,000
Maple Grove MN MFHR Basswood
  Trails Project (Housing
  Revenue LOC)ss.                      350,000          350,000         350,000                          350,000
Minnesota School Districts Tax &
  Aid Anticipation Borrowing
  Program CTFs Series A (Other
  Revenue LOC)                      20,600,000       20,666,058      20,600,000                       20,666,058
Minnesota State Higher Education
  Facilities Authority Revenue St
  Thomas University Series 5l
  (Educational Facilities Revenue
  LOC)ss.                              900,000          900,000         900,000                          900,000
Plymouth MN MFHR Lancaster
  Village Apartments Project
  Collateralized By FNMA
  (Housing Revenue LOC)ss.             715,000          715,000         715,000                          715,000
Red Wing, Minnesota Housing and
  Redevelopment Authority Revenue
  - YMCA Red Wing Project LOC                                           300,000                          300,000
Rochester MN Health Care             2,000,000        2,000,000       2,000,000                        2,000,000
Roseville MN Health Care
  Facilities Revenue Presbyterian
  Homes Care Project (Healthcare
Facilities Revenue LOC)ss.             650,000          650,000         650,000                          650,000
St Louis Park MN MFHR Newport On
  Seven Apartments Project
  Collaterized by FNMA
  (Multi-Family Housing Revenue
  LOC)ss.                               50,000           50,000          50,000                           50,000
St Paul MN Housing &
  Redevelopment Authority Revenue
  Minnesota Public Radio Project
  Allied Irish Bank plc LOC
  (Housing Revenue LOC)ss.             800,000          800,000         800,000                          800,000
St Paul MN Port Authority
  District Cooling Revenue Series
  M Dexia Bank LOC
  (Transportation Revenue LOC)ss.    3,700,000        3,700,000       3,700,000                        3,700,000
St Paul MN Port Authority
  District Cooling Revenue Series
  O Dexia Credit Local De France
  LOC (Transportation Revenue
  LOC)ss.                              725,000          725,000         725,000                          725,000
St Paul MN Port Authority
  District Cooling Revenue Series
  Q Dexia Credit Local De France
  LOC (Transportation Revenue
  LOC)ss.                            1,200,000        1,200,000       1,200,000                        1,200,000
St Paul MN Port Authority
  District Cooling Revenue Series
  R Dexia Credit Local De France
  LOC (Transportation Revenue
  LOC)ss.                              100,000          100,000         100,000                          100,000
St Paul MN Port Authority Tax
  Increment Revenue Westgate
  Office & Industrial Center
  Project US Bank Trust NA LOC
  (Transportation Revenue LOC)ss.      550,000          550,000         550,000                          550,000
University of Minnesota
  Education Facilities Revenue
  Intermediate Term Financing
  Series A (Special Facilities
  Revenue LOC)ss.                    6,050,000        6,050,000       6,050,000                        6,050,000
University of Minnesota GO
  University Revenue
  (Educational Facilities Revenue
  LOC)+/-                            1,100,000        1,100,000       1,100,000                        1,100,000

TOTAL MINNESOTA                                      66,248,198                                       84,216,198
                                              ------------------               ----------------------------------

MISSISSIPPI--0.14%
Mississippi Home Corporation
  SFMR Series 146 GNMA FNMA
  Insured (Single Family
  Mortgage Revenue LOC)ss.           1,255,000        1,255,000       1,255,000                        1,255,000
Panola County, Mississippi IDR
  Refunding - Kroger Company
  Project LOC                                                         3,250,000                        3,250,000

TOTAL MISSISSIPPI                                     1,255,000                                        4,505,000
                                              ------------------               ----------------------------------

MISSOURI--0.64%
Kansas City MO IDA Revenue Ewing
  Marion Kauffman Foundation
  (Other Revenue LOC)ss.             4,575,000        4,575,000       4,575,000                        4,575,000
Lees Summit, Missouri MFHR LOC                                        9,000,000                        9,000,000
Missouri 2.25% Health and EFA
  Revenue RAN - Stephens College
  Project LOC                                                         1,000,000                        1,000,295
Missouri Health And Education
  Facility Authority Education
  Facilities Revenue St Louis
  University Project Series A
  (Educational Facilities Revenue
  LOC)ss.                              145,000          145,000         145,000                          145,000
Missouri Health And Education
  Facility Authority Revenue
  Christian Brothers College
  Series A (Healthcare
  Facilities Revenue LOC)ss.         3,800,000        3,800,000       3,800,000                        3,800,000
Missouri Higher Education Loan
  Authority Student Loan Revenue
  Series A Bank of America
  (Educational Facilities Revenue
  LOC)ss.                            2,100,000        2,100,000       2,100,000                        2,100,000

TOTAL MISSOURI                                       10,620,000                                       20,620,295
                                              ------------------               ----------------------------------

MONTANA--0.67%
Anaconda Deer Lodge County MT
  Environmental Facilities Revenue
  Variable Reference Arco Anaconda
  Smelter (Pollution Control
  Revenue LOC)ss.                    5,000,000        5,000,000       5,000,000                        5,000,000
Montana State Board of
  Investments Municipal Finance
  Construction Act-Intercap
  Program (Other Revenue LOC)+/-     5,695,000        5,695,000       5,695,000                        5,695,000
Montana State Board of
  Investments Municipal Finance
  Construction-Intercap Program
  (Other Revenue LOC)+/-             5,055,000        5,055,000       5,055,000                        5,055,000
Montana State Board of
  Investments Municipal Finance
  Construction-Intercap Program
  (Other Revenue LOC)+/-             5,765,000        5,765,000       5,765,000                        5,765,000

TOTAL MONTANA                                        21,515,000                                       21,515,000
                                              ------------------               ----------------------------------

NEBRASKA--1.19%
American Public Energy Agency
  Nebraska Gas Supply Revenue
  National Public Gas Agency
  Project Series A (Other
  Revenue LOC)ss.                   16,500,000       16,500,000      16,500,000                       16,500,000
Buffalo County, Nebraska IDR -
  Agrex, Inc. Project LOC                                             3,510,000                        3,510,000
Lincoln NE Electric                 12,873,000       12,873,000      12,873,000                       12,873,000
Nuckolls County, Nebraska IDR -
  Agrex, Inc. Project LOC                                             5,100,000                        5,100,000

TOTAL NEBRASKA                                       29,373,000                                       37,983,000
                                              ------------------               ----------------------------------

NEVADA--0.28%
Clark County NV Roc Rr Series
  II-R-1035 MBIA Insured
  (Property Tax Revenue LOC)ss.      4,680,000        4,680,000       4,680,000                        4,680,000
Nevada Housing Division Multi
  Unit Housing Series A US Bank NA
  LOC (Housing Revenue LOC)ss.       4,200,000        4,200,000       4,200,000                        4,200,000

TOTAL NEVADA                                          8,880,000                                        8,880,000
                                              ------------------               ----------------------------------

NEW JERSEY--0.12%
New Jersey Educational
  Facilities Authority Princeton
  University                         2,700,000        2,700,000       2,700,000                        2,700,000
New Jersey State Transit
  Corporation CTFs (Lease
  Revenue LOC)                       1,000,000        1,009,819       1,000,000                        1,009,819

TOTAL NEW JERSEY                                      3,709,819                                        3,709,819
                                              ------------------               ----------------------------------

NEW MEXICO--0.31%
Albuquerque NM Industrial
  Development Revenue Karsten
  Company New Mexico Project
  Series A Bank One Arizona NA
  LOC (Industrial Development
  Revenue LOC)ss.                    1,170,000        1,170,000       1,170,000                        1,170,000
Bloomfield NM Healthcare
  Facilities Revenue Series A
  Lasalle National Bank LOC
  (Healthcare Facilities Revenue
  LOC)ss.                            2,100,000        2,100,000       2,100,000                        2,100,000
Espanola NM Health Care Revenue
  Series A Lasalle National Bank
  LOC (Healthcare Facilities
  Revenue LOC)ss.                    2,360,000        2,360,000       2,360,000                        2,360,000
Farmington NM PCR Arizona Public
  Service Company Series B
  (Industrial Development Revenue
  LOC)ss.                            2,550,000        2,550,000       2,550,000                        2,550,000
Silver City NM Series A Lasalle
  National Bank LOC (Healthcare
  Facilities Revenue LOC)ss.         1,685,000        1,685,000       1,685,000                        1,685,000

TOTAL NEW MEXICO                                      9,865,000                                        9,865,000
                                              ------------------               ----------------------------------

NEW YORK--2.09%
Monroe County, New York
  Industrial Development Agency
  Revenue - Electronic Navigation
  Industries Project                                                  4,940,000                        4,940,000
New York City NY Transitional
  Financing Authority NYC Recovery
  Revenue Series 3ss.               34,750,000       34,750,000      34,750,000                       34,750,000
New York NY City Housing
  Development Corporation MFHR
  First Avenue Development Project
  Series A (Housing Revenue LOC)ss.  2,000,000        2,000,000       2,000,000                        2,000,000
New York State Dorm Authority
  Revenue State University
  Education Facilities Series C
  (Housing Revenue LOC)              1,500,000        1,537,475       1,500,000                        1,537,475
New York State HFA Revenue
  Series A (Housing Revenue LOC)ss.  8,500,000        8,500,000       8,500,000                        8,500,000
Oneida Indian Nation NY Bank of
  America NA LOCss.                  4,800,000        4,800,000       4,800,000                        4,800,000
Ontario County, New York
  Industrial Development Agency
  IDR Refunding - Seneca Foods
  Corporation Project LOC                                             5,185,000                        5,185,000
Wayne County, New York IDA IDR -
  Seneca Foods Corporation Project
  LOC                                                                 5,060,000                        5,060,000

TOTAL NEW YORK                                       51,587,475                                       66,772,475
                                              ------------------               ----------------------------------

NORTH CAROLINA--1.57%
Charlotte - Mecklenberg Hospital
  Authority North Carolina Health
  Care Systems Revenue Series D
  (Healthcare Facilities Revenue
  LOC)ss.                            9,500,000        9,500,000       9,500,000                        9,500,000
Fayetteville NC Public Works
  Commision Revenue (Utilities
  Revenue LOC)ss.                   25,300,000       25,300,000      25,300,000                       25,300,000
Mecklenburg County NC Lease
  Revenue (Other Revenue LOC)ss.     8,705,000        8,705,000       8,705,000                        8,705,000
North Carolina Capital Facilities    6,900,000        6,900,000       6,900,000                        6,900,000

TOTAL NORTH CAROLINA                                 50,405,000                                       50,405,000
                                              ------------------               ----------------------------------

NORTH DAKOTA--0.41%
North Dakota State Housing
  Finance Agency Revenue Series
  B (Housing Revenue LOC)ss.        10,100,000       10,100,000      10,100,000                       10,100,000
Ward County ND Health Care
  Facilities Revenue Trinity
  Obligation Group Series A US
  Bank NA LOC (Hospital Revenue
  LOC)ss.                            2,950,000        2,950,000       2,950,000                        2,950,000

TOTAL NORTH DAKOTA                                   13,050,000                                       13,050,000
                                              ------------------               ----------------------------------

OHIO--4.11%
Cuyahoga County OH                  10,000,000       10,000,000      10,000,000                       10,000,000
Franklin County OH Hospital
  Revenue Series II-R-55 Salomon
  Smith Barnery LOC (Hospital
  Revenue LOC)ss.                    5,000,000        5,000,000      25,000,000                       25,000,000
Grove City OH MFHR Regency Arms
  Apartments Project
  Collateralized By FNMA
  (Multi-Family Housing Revenue
  LOC)ss.                            2,500,000        2,500,000       2,500,000                        2,500,000
Hamilton County OH Hospital
  Facilities Revenue Elizabeth
  Gamble Series B JP Morgan Chase
  & Company LOC (Healthcare
  Facilities Revenue LOC)ss.        19,500,000       19,500,000      19,500,000                       19,500,000
Hamilton County, Ohio Health
  Care Facilities Revenue - MLB
  Hilltop Health Facilities
  Project LOC                                                         6,980,000                        6,980,000
Hamilton County, Ohio Hospital
  Facilities Revenue - Elizabeth
  Gamble Project LOC                                                  9,800,000                        9,800,000
Hamilton County, Ohio Hospital
  Facilities Revenue LOC                                             11,330,000                       11,330,000
Lawrence County, Ohio IDR
  Refunding - Kroger Company
  Project LOC                                                         3,500,000                        3,500,000
Montgomery County, Ohio IDR
  Refunding - Kroger Company
  Project LOC                                                         4,700,000                        4,700,000
Ohio Air Quality Development
  Authority Revenue Refunding -
  Cincinnati Gas and Electric
  Project                                                             8,000,000                        8,000,000
Ohio State GO Series Rr II-R 206
  FGIC Insured (Property Tax
  Revenue LOC)ss.                    6,295,000        6,295,000       6,295,000                        6,295,000
Ohio State Higher Education
  Facilities Revenue Series A
  (Lease Revenue LOC)ss.             2,515,000        2,515,000       2,515,000                        2,515,000
Ohio State Solid Waste Revenue
  Solid Waste Revenue Bonds (BP
  Exploration & Oil Inc.
  Project)(Industrial
  Development Revenue LOC)ss.        7,800,000        7,800,000       7,800,000                        7,800,000
Scioto County OH Hospital
  Revenue VHA Center Incorporated
  Series C AMBAC Insured (Hospital
  Revenue LOC)ss.                      500,000          500,000         500,000                          500,000
Trumbull County, Ohio Health
  Care Facility Revenue Refunding
  - Shepherd of the Valley
  Lutheran Project LOC                                                6,400,000                        6,400,000
Warren County OH Health Care
  Facilities Revenue Otterbein
  Series A (Healthcare
  Facilities Revenue LOC)ss.           540,000          540,000         540,000                          540,000
Warren County OH Industrial
  Development Revenue Cincinnati
  Electricity Corporation Project
  Scotiabank LOC (Industrial
  Development Revenue LOC)ss.        2,810,000        2,810,000       2,810,000                        2,810,000
Warren County OH Industrial
  Development Revenue Pac
  Manufacturing Project
  (Industrial Development Revenue
  LOC)ss.                            3,360,000        3,360,000       3,360,000                        3,360,000

TOTAL OHIO                                           60,820,000                                      131,530,000
                                              ------------------               ----------------------------------

OKLAHOMA--2.72%
Muskogee OK Medical Center
  Authority Revenue Bank of
  America NA LOC (Health
  Facilities Financing Authority
  Revenue LOC)ss.                    7,400,000        7,400,000       7,400,000                        7,400,000
Oklahoma Development Finance
  Authority Health Care Revenue
  Continuing Care Community
  Project Series C KBC Bank NV
  LOC (Nursing Home Revenue LOC)ss.  2,000,000        2,000,000       2,000,000                        2,000,000
Oklahoma HDA MFHR, Series A LOC                                      25,000,000                       25,000,000
Oklahoma HDA MFHR, Series B LOC                                      15,000,000                       15,000,000
Oklahoma State HFA Revenue
  Series 1327 Merrill Lynch
  Capital LOC (Housing Revenue
  LOC)ss.                            4,355,000        4,355,000       4,355,000                        4,355,000
Oklahoma State IDA Tealridge
  Manor Corporation Project Bank
  of America NA LOC (Healthcare
  Facilities Revenue LOC)ss.         6,310,000        6,310,000       6,310,000                        6,310,000
Tulsa County OK HFA SFMR GNMA
  Mortgage Backed Securities Class
  A Series E (Industrial
  Development Revenue LOC)ss.          860,000          860,000       1,070,000                        1,070,000
Tulsa, Oklahoma Industrial
  Authority Revenue, St. Johns
  Physicians Project                                                  6,030,000                        6,030,000
Tulsa, Oklahoma Industrial
  Authority Revenue, Tulsa County
  Housing Fund, Inc. Project,
  Series 2000 LOC                                                     8,300,000                        8,300,000
Tulsa, Oklahoma Industrial
  Authority Revenue, Tulsa County
  Housing Fund, Inc. Project,
  Series 2002 LOC                                                    11,700,000                       11,700,000

TOTAL OKLAHOMA                                       20,925,000                                       87,165,000
                                              ------------------               ----------------------------------

OREGON--1.31%
Deschutes County OR Series A FSA
  Insured (Property Tax Revenue
  LOC)                               1,655,000        1,668,977       1,655,000                        1,668,977
Gilliam County OR Solid Waste
  Disposal Revenue Waste
  Management Incorporated Project
  JP Morgan Chase Bank LOC
  (Solid Waste Revenue LOC)ss.       3,000,000        3,000,000       3,000,000                        3,000,000
Oregon State Tax Anticipation
  Notes                             32,000,000       32,233,036      32,000,000                       32,233,036
Tri County Metro Transportation
  District OR Series 142
  (Transportation Revenue LOC)ss.    4,995,000        4,995,000       4,995,000                        4,995,000

TOTAL OREGON                                         41,897,013                                       41,897,013
                                              ------------------               ----------------------------------

OTHER--5.01%
ABN AMRO Leasetops CTFs Tr
  2000-2 ABN AMRO Bank NV LOC
  (Other Revenue LOC)ss.             5,297,416        5,297,416       5,297,416                        5,297,416
ABN AMRO Munitops CTFs Tr 1999-1
  Munitops Certificates FGIC
  Insured (Other Revenue LOC)++ss.  10,000,000       10,000,000      10,000,000                       10,000,000
ABN AMRO Munitops CTFs Tr
  2001-23 MBIA Insured (Property
  Tax Revenue LOC)ss.               15,420,000       15,420,000      15,420,000                       15,420,000
Clipper Brigantine Tax-Exempt
  Certificates Trust, Series 2000
  LOC                                                                10,410,000                       10,410,000
Clipper Brigantine Tax-Exempt
  Certificates Trust, Series 2001
  LOC                                                                 5,079,000                        5,079,000
Clipper Tax-Exempt Trust COP,
  Series 1998-2 LOC                                                  23,345,000                       23,345,000
Clipper Tax-Exempt Trust COP,
  Series 2003-5 LOC                                                  16,200,000                       16,200,000
MBIA Capital Corporation
  Tax-Exempt Grantor Trust LOC                                        5,965,000                        5,965,000
Munimae Trust Collaterized By
  FHLMC (Housing Revenue LOC)ss.     8,160,000        8,160,000       8,160,000                        8,160,000
Pitney Bowes Credit Corporation
  Leasetops Tr Revenue Series
  2002-1 (Lease Revenue LOC)+/-         40,240           40,240          40,240                           40,240
Pitney Bowes Credit Corporation
  Leasetops Trusts Certificates,
  Series 1999-2 LOC                                                   9,254,020                        9,254,020
Pitney Bowes Credit Corporation
  Leasetops Trusts Certificates,
  Series 2002-1 LOC                                                   6,079,972                        6,079,973
Puttable Floating Option
  Tax-Exempt Receipts, Series PPT
  1001 LOC                                                            7,700,000                        7,700,000
Puttable Floating Option
  Tax-Exempt Receipts, Series PPT
  13 LOC                                                              5,485,000                        5,485,000
Roaring Fork Municipal Products
  Limited Liability Corporation
  Series 2000-14 Class A (Other
  Revenue LOC)ss.                    4,345,000        4,345,000       4,345,000                        4,345,000
Roaring Fork Municipal Products
  Limited Liability Corporation
  Series 2002-6 Class A (Other
  Revenue LOC)ss.                    2,153,805        2,153,805       2,153,805                        2,153,805
Sunamerica Trust (General
  Obligation - School Districts
  LOC)ss.                           25,450,000       25,450,000      25,450,000                       25,450,000

TOTAL OTHER                                          70,866,461                                      160,384,454
                                              ------------------               ----------------------------------

PENNSYLVANIA--1.89%
Butler County, Pennsylvania IDA
  Revenue - Concordia Lutheran
  Project, Series A LOC                                               3,750,000                        3,750,000
Butler County, Pennsylvania IDA
  Revenue - Concordia Lutheran
  Project, Series B LOC                                               4,000,000                        4,000,000
College Township, Pennsylvania
  IDA IDR - Presbyterian Homes
  Project LOC                                                           420,000                          420,000
Hollidaysburg PA Area School
  District AMBAC Insured (Property
  Tax Revenue LOC)                   1,960,000        1,978,351       1,960,000                        1,978,351
North Pennsylvania Health,
  Hospital and Education Authority
  Hospital Revenue - Maple Village
  Project LOC                                                         7,515,000                        7,515,000
Pennsylvania Infrastructure
  Investory Authority Revenue Ln
  Pool - Series A                    3,975,000        3,989,958       3,975,000                        3,989,958
Pennsylvania State Higher
  Education Assistance Agency
  Student Loan Revenue Series A
  AMBAC Insured (Educational
  Facilities Revenue LOC)ss.        18,600,000       18,600,000      18,600,000                       18,600,000
Pennsylvania State Turnpike
  Commission Oil Franchise Tax
  Revenue Series II R 1005
  (Sales Tax Revenue LOC)ss.         4,185,000        4,185,000       4,185,000                        4,185,000
Philadelphia PA School District
  Revenue Series S (Property Tax
  Revenue LOC)                       6,500,000        6,749,936       6,500,000                        6,749,936
Washington County, Pennsylvania
  Authority Revenue Refunding -
  Girard Estate Project LOC                                           9,465,000                        9,465,000

TOTAL PENNSYLVANIA                                   35,503,245                                       60,653,245
                                              ------------------               ----------------------------------

PUERTO RICO 0.40%
Puerto Rico Commonwealth GO LOC                                      11,655,000                       11,655,000
Puerto Rico Industrial Tourist
  Educational, Medical and
  Environmental Control Facilities
  Financing Authority Hospital
  Revenue                                                             1,025,000                        1,025,000

TOTAL PUERTO RICO                                             0                                       12,680,000
                                              ------------------               ----------------------------------

RHODE ISLAND--0.03%
Rhode Island Refunding Board
  Authority State Public Projects
  Revenue (Lease Revenue LOC)ss.     1,000,000        1,000,000       1,000,000                        1,000,000

TOTAL RHODE ISLAND                                    1,000,000                                        1,000,000
                                              ------------------               ----------------------------------

SOUTH CAROLINA--1.43%
Charleston County SC School
  District Tax Anticipation
  Notes (Property Tax Revenue
  LOC)                              16,400,000       16,401,767      16,400,000                       16,401,767
Charleston, South Carolina
  Waterworks And Sewer Revenue
  Bonds Series 2003a ss.             5,900,000        5,900,000       5,900,000                        5,900,000
Piedmont Municipal Power Agency
 SC Electric Revenue (Electric
 Revenue LOC)ss.                     4,300,000        4,300,000       4,300,000                        4,300,000
South Carolina Educational
  Facilities Authority For Private
  Nonprofit Insitiutions
  (College And University Revenue
  LOC)ss.                            4,435,000        4,435,000       4,435,000                        4,435,000
South Carolina Housing, Finance
  and Development Authority MFHR
  LOC                                                                 1,120,000                        1,120,000
South Carolina Housing Finance
  And Development Authority Mtg
  Revenue Series L (Housing
  Revenue LOC)ss.                    3,140,000        3,140,000       3,140,000                        3,140,000
South Carolina Jobs Economic
  Devevelopment Authority Zeuna
  Staerker USA Incorporated
  Project (Industrial
  Development Revenue LOC)ss.        4,700,000        4,700,000       4,700,000                        4,700,000
South Carolina State Public
  Service Authority Revenue
  (Electric Revenue LOC)ss.          5,650,000        5,650,000       5,650,000                        5,650,000

TOTAL SOUTH CAROLINA                                 44,526,767                                       45,646,767
                                              ------------------               ----------------------------------

SOUTH DAKOTA--0.79%
Lawrence County SD Solid Waste
  Disposal Revenue Homestake
  Mining Company Series A Chase
  Manhatten Bank LOC (Industrial
  Development Revenue LOC)ss.        4,900,000        4,900,000       4,900,000                        4,900,000
South Dakota Health and EFA
  Revenue - Sioux Valley Hospitals
  and Health Project, Series 1997                                    11,875,000                       11,875,000
South Dakota Health and EFA
  Revenue - Sioux Valley Hospitals
  and Health Project, Series 2000                                     4,590,000                        4,590,000
South Dakota Health and EFA
  Revenue - Sioux Valley Hospitals
  and Health Project, Series 2001                                     3,975,000                        3,975,000

TOTAL SOUTH DAKOTA                                    4,900,000                                       25,340,000
                                              ------------------               ----------------------------------

TENNESSEE--3.81%
Chattanooga TN Roc Rr Series
  II-R-1026 MBIA Insured
  (Property Tax Revenue LOC)ss.      4,950,000        4,950,000       4,950,000                        4,950,000
Clarksville TN Public Building
  Authority Revenue Pooled
  Financing Tennessee Municipal
  Bond Funding Bank of America NA
  LOC (Other Revenue LOC)ss.        10,350,000       10,350,000      10,350,000                       10,350,000
Clarksville TN Public Building
  Authority Revenue Pooled
  Financing Tennessee Municipal
  Bond Funding Bank of America NA
  LOC (Other Revenue LOC)ss.        21,440,000       21,440,000      21,440,000                       21,440,000
Jackson TN Energy Authority
  Wastewater System Revenue FSA
  Insured (Sewer Revenue LOC)ss.    12,000,000       12,000,000      12,000,000                       12,000,000
Jackson, Tennessee Health,
  Educational and Housing Facility
  Board Revenue, Union University
  Project LOC                                                         3,400,000                        3,400,000
Jackson, Tennessee Health,
  Educational and Housing Facility
  Board Revenue, University School
  of Jackson Project, Series 2001
  LOC                                                                 5,700,000                        5,700,000
Jackson, Tennessee Health,
  Educational and Housing Facility
  Board Revenue, University School
  of Jackson Project, Series 2003
  LOC                                                                 5,315,000                        5,315,000
Knox County, Tennessee Health,
  Educational and Housing
  Facilities Board Revenue -
  Holston Long Term Care Project
  LOC                                                                 3,300,000                        3,300,000
Metropolitan Government
  Nashville & Davidson County TN
  Industrial Development Stewarts
  Ferry Apartments ss.              19,985,000       19,985,000      19,985,000                       19,985,000
Metropolitan Government
  Nashville Davidson County TN
  District Energy (Other Revenue
  LOC)ss.                            2,000,000        2,000,000       2,000,000                        2,000,000
Montgomery County TN Public
  Building Authority Pooled
  Financing Revenue Tennessee
  County Loan Pool (Other
  Revenue LOC)ss.                   19,635,000       19,635,000      19,635,000                       19,635,000
Nashville and Davidson Counties,
  Tennessee Metropolitan
  Government IDB Revenue - Second
  Harvest Food Bank Project LOC                                       3,905,000                        3,905,000
Portland TN Health & Education
  Facilities Board Hospital
  Revenue Series 322 (Hospital
  Revenue LOC)ss.                    4,430,500        4,430,500       4,430,500                        4,430,500
Tennessee Housing Development
  Agency Series H (Housing
  Revenue LOC)ss.                    3,750,000        3,750,000       3,750,000                        3,750,000
Volunteer State Student Funding
  Corporation Tennessee Student
  Loan Revenue Series A1 State
  Street Bank & Trust Company
  LOC (Educational Facilities
  Revenue LOC)ss.                    1,800,000        1,800,000       1,800,000                        1,800,000

TOTAL TENNESSEE                                     100,340,500                                      121,960,500
                                              ------------------               ----------------------------------

TEXAS--10.88%
Austin TX (Property Tax
  Revenue LOC)                       4,000,000        4,031,444       4,000,000                        4,031,444
Austin TX Utility Systems
  Revenue Series G Receipts
  (Utilities Revenue LOC)ss.         9,400,000        9,400,000       9,400,000                        9,400,000
Calhoun County TX Solid Waste
  Disposal Revenue Formosa
  Plastics Corporation Project
  Bank of America NA LOC (Solid
  Waste Revenue LOC)ss.              8,000,000        8,000,000       8,000,000                        8,000,000
Cameron TX Ed Corporation
  Revenue Dallas Jewish Community
  Foundation Allied Irish Bank plc
  LOC (Healthcare Facilities
  Revenue LOC)ss.                    7,600,000        7,600,000       7,600,000                        7,600,000
Dallas Fort Worth TX
  International Airport Revenue
  Rocs II R 268 (Industrial
  Development Revenue LOC)ss.        3,370,000        3,370,000       3,370,000                        3,370,000
Eagle Tax-Exempt Trust CTF
  20014210 Class A (Dallas TX Area
  Rapid) AMBAC Insured (Sales Tax
  Revenue LOC)ss.                    6,000,000        6,000,000       6,000,000                        6,000,000
Eagle Tax-Exempt Trust CTF
  20014302 Class A (Austin TX
  Electric Utility Systems
  Revenue) FSA Insured (Power
  Revenue LOC)ss.                    4,310,000        4,310,000       4,310,000                        4,310,000
Guadalupe Blanco River Authority
  TX Pollution Control Revenue
  Central Power & Light Company
  (Industrial Development Revenue
  LOC)ss.                            4,800,000        4,800,000       4,800,000                        4,800,000
Gulf Coast Industrial
  Development Authority
  (Utilities Revenue LOC)ss.        13,200,000       13,200,000      13,200,000                       13,200,000
Gulf Coast Waste Disposal
  Authority - Amoco Oil Company
  Project                                                               255,000                          255,000
Gulf Coast Waste Disposal
  Authority Environmental
  Facilities Revenue Exxon Mobil
  Project Series A (Industrial
  Development Revenue LOC)ss.       11,600,000       11,600,000      11,600,000                       11,600,000
Gulf Coast Waste Disposal
  Authority Texas Enviromental
  Facilities Revenue Exxon Mobil
  Project (Pollution Control
  Revenue LOC)ss.                   17,000,000       17,000,000      17,000,000                       17,000,000
Gulf Coast Waste Disposal
  Authority TX Environmental
  Facilities Revenue Exxon Mobil
  Project (Industrial
  Development Revenue LOC)ss.        4,000,000        4,000,000       4,000,000                        4,000,000
Harris County Hospital               7,700,000        7,700,000       7,700,000                        7,700,000
Harris County TX                     9,000,000        9,000,000       9,000,000                        9,000,000
Harris County TX (Property Tax
  Revenue LOC)                       3,000,000        3,029,517       3,000,000                        3,029,517
Harris County TX Health
  Facilities Development
  Corporation Revenue YMCA of
  Greater Houston Area (Other
  Revenue LOC)ss.                    2,300,000        2,300,000       2,300,000                        2,300,000
Harris County TX Industrial
  Development Solid Waste Disposal
  Revenue (Industrial
  Development Revenue LOC)ss.        8,100,000        8,100,000       8,100,000                        8,100,000
Harris County, Texas Health
  Facilities Development
  Corporation Revenue, Series 6 LOC                                  14,655,000                       14,655,000
Harris County, Texas Health
  Facilities Development
  Corporation Revenue, Series PA
  549 LOC                                                             8,995,000                        8,995,000
Houston Texas GO (Tax Revenue
  LOC)ss.                            3,375,000        3,375,000       3,375,000                        3,375,000
Houston TX                           1,400,000        1,400,000       1,400,000                        1,400,000
Houston TX Higher Education
  Finance Facilities Revenue
  Floater Receipts Series Sg 139
  Societe Generale LOC   (Higher
  Education Facilities Authority
  Revenue LOC)ss.                   13,700,000       13,700,000      13,700,000                       13,700,000
Houston TX Water & Sewer Systems
  Revenue CTFs Series 495 FGIC
  Insured (Water & Sewer Revenue
  LOC)ss.                            5,470,000        5,470,000       5,470,000                        5,470,000
Houston TX Water & Sewer Systems
  Revenue Municipal Trust Receipts
  Series Sg 120 (Water & Sewer
  Revenue LOC)ss.                    3,770,000        3,770,000       3,770,000                        3,770,000
Katy, Texas Independent School
  District GO - School Building
  Project LOC                                                        15,000,000                       15,000,000
Matagorda County, Texas Hospital
  District Revenue LOC                                                4,100,000                        4,100,000
North Central Texas Health
  Facility Development Corporation
  Revenue LOC                                                         6,010,000                        6,010,000
North Central TX Health
  Facilities Development
  Corporation Revenue Dallas
  Jewish Community Foundation
  Allied Irish Bank plc LOC
  (Private School Revenue LOC)ss.      500,000          500,000         500,000                          500,000
Pasadena, Texas Independent
  School District Revenue LOC                                         7,800,000                        7,800,000
Polly Ryon Hospital Authority TX
  Polly Ryon Memorial Hospital JP
  Morgan Chase & Company LOC
  (Hospital Revenue LOC)ss.          1,905,000        1,905,000       1,905,000                        1,905,000
San Antonio TX Water Revenue
  (Water Revenue LOC)ss.             6,000,000        6,000,000       6,000,000                        6,000,000
Splendora TX Higher Educational
  Facilities Corporate Revenue
  Project Fellowship Christian
  Project (Other Revenue LOC)ss.     2,900,000        2,900,000       2,900,000                        2,900,000
Texas 2.00% TRAN                                                     26,190,000                       26,276,790
Texas Public Financial Authority     4,200,000        4,200,000       4,200,000                        4,200,000
Texas State Transportation
  (Tax Revenue LOC)                 45,000,000       45,159,206      45,000,000                       45,159,206
Travis County TX Health
  Facilities Development
  Corporation Health Revenue
  Series 4 AMBAC Insured
  (Healthcare Facilities Revenue
  LOC)ss.                           15,195,000       15,195,000      15,195,000                       15,195,000
Travis County TX HFA SFMR Series
  1287 Collateralized By GNMA
  (Housing Revenue LOC)ss.           6,295,000        6,295,000       6,295,000                        6,295,000
University of Texas                 16,000,000       16,000,000      16,000,000                       16,000,000
University of Texas (General
  Obligation - School Districts
  LOC)                              16,000,000       16,000,000      16,000,000                       16,000,000

TOTAL TEXAS                                         265,310,167                                      348,401,957
                                              ------------------               ----------------------------------

UTAH--1.30%
Intermountain Power Agency           6,100,000        6,100,000       6,100,000                        6,100,000
Utah State Board of Regents
  Student Loan Revenue Series
  1988c AMBAC Insured (Educational
  Facilities Revenue LOC)ss.         2,000,000        2,000,000       2,000,000                        2,000,000
Utah State Board of Regents
  Student Loan Revenue Series
  1997R AMBAC Insured
  (Educational Facilities Revenue
  LOC)ss.                           25,000,000       25,000,000      25,000,000                       25,000,000
West Valley, Utah IDR - Johnson
  Matthey, Inc. Project LOC                                           8,550,000                        8,550,000

TOTAL UTAH                                           33,100,000                                       41,650,000
                                              ------------------               ----------------------------------

VIRGINIA--1.24%
Alexandria, Virginia
  Redevelopment and Housing
  Authority MFHR LOC                                                 15,320,000                       15,320,000
Loudoun County VA IDA Howard
  Hughes Medical Institute Series
  A (Industrial Development
  Revenue LOC)ss.                    2,840,000        2,840,000       2,840,000                        2,840,000
Peninsula Ports Authority VA         8,000,000        8,000,000       8,000,000                        8,000,000
Virginia Beach VA GO (Property
  Tax Revenue LOC)                   2,000,000        2,023,787       2,000,000                        2,023,787
Virginia Commonwealth
  Transportation Board Federal
  Highway Reimbursement Antic Nt.
  Rev. Bond, 5.50%, 10/01/04         9,000,000        9,197,013       9,000,000                        9,197,013
Virginia Small Business
  Financing Authority Revenue
  Refunding - Virginia Foods
  Project LOC                                                           150,000                          150,000
Virginia State Transporation
  Board Transportation Contract
  Revenue Northern Virginia
  Transportation District Project
  Series A (State & Local
  Governments LOC)                   2,000,000        2,033,717       2,000,000                        2,033,717

TOTAL VIRGINIA                                       24,094,517                                       39,564,517
                                              ------------------               ----------------------------------

WASHINGTON--3.52%
Energy Northwest Washington
  Electric Revenue CTFs Series C
  FSA Insured (Electric Revenue
  LOC)ss.                            5,235,500        5,235,500       5,235,500                        5,235,500
Energy Northwest Washington
  Electric Revenue Floats Pa 846
  FSA Insured (Electric Revenue
  LOC)ss.                            4,200,000        4,200,000       4,200,000                        4,200,000
Energy Northwest Washington
  State Electric Revenue Bond,
  Project No. 3, Series 2003d3-1
  (Electric Revenue LOC)ss.         27,765,000       27,765,000      27,765,000                       27,765,000
Issaquah WA Community Properties
  Water Revenue Series A Bank of
  America NA LOC (Water Revenue
  LOC)ss.                           13,650,000       13,650,000      13,650,000                       13,650,000
King County WA School District
  No 411 Series A (Property Tax
  Revenue LOC)                       2,000,000        2,036,178       2,000,000                        2,036,178
Kitsap County WA School District
  No 400 North Kitsap Series
  Ii-R-1009 FSA Insured
  (Property Tax Revenue LOC)ss.      5,305,000        5,305,000       5,305,000                        5,305,000
Snohomish County WA Public
  Utility District Series A-1 FSA
  Insured (Utilities Revenue
  LOC)ss.                            1,900,000        1,900,000       1,900,000                        1,900,000
Washington EDFA EDR -
  Darigold/Westfarm Foods Project
  LOC                                                                 1,000,000                        1,000,000
Washington State Economic
  Development Financing Authority
  Revenue Ace Tank Project US Bank
  NA LOC (Economic Development
  Revenue LOC)ss.                    2,000,000        2,000,000       2,000,000                        2,000,000
Washington State Economic
  Development Financing Authority
  Revenue Industrial Development
  Canam Steel Project Series D
  (Economic Development Revenue
  LOC)ss.                            5,500,000        5,500,000       5,500,000                        5,500,000
Washington State Economic
  Development Financing Authority
  Revenue Pioneer Human Serivces
  Project H (Industrial
  Development Revenue LOC)ss.        4,515,000        4,515,000       4,515,000                        4,515,000
Washington State Economic
  Development Financing Authority
  Solid Waste Disposal Revenue
  Waste Managment Incorporated
  Project Series D (Pollution
  Control Revenue LOC)ss.            4,000,000        4,000,000       4,000,000                        4,000,000
Washington State HFA MFHR Canyon
  Lakes Ii Project Pacific
  Northwest Bank LOC   (Housing
  Revenue LOC)ss.                    6,645,000        6,645,000       6,645,000                        6,645,000
Washington State Housing Finance
  Community MFHR Country Club Apts
  Series A US Bank NA LOC
  (Housing Revenue LOC)ss.           6,900,000        6,900,000       6,900,000                        6,900,000
Washington State Housing Finance
  Community MFHR Lakewood Meadows
  Apartments Project Series A
  Insured By FNMA (Multi-Family
  Housing Revenue LOC)ss.            3,140,000        3,140,000       3,140,000                        3,140,000
Washington State Housing Finance
  Community MFHR Mill Point
  Apartments Project Series A US
  Bank Trust NA LOC (Housing
  Revenue LOC)ss.                    1,000,000        1,000,000       1,000,000                        1,000,000
Washington State Housing Finance
  Community Nonprofit Revenue
  Annie Wright School Bank of
  America NA LOC (Housing
  Revenue LOC)ss.                    3,500,000        3,500,000       3,500,000                        3,500,000
Washington State Housing Finance
  Community Nonprofit Revenue
  Tacoma Art Museum Project
  Northern Trust Company LOC
  (Industrial Development Revenue
  LOC)ss.                            1,700,000        1,700,000       1,700,000                        1,700,000
Washington State Public Power
  Supply System Nuclear Project No
  1 Revenue Municipal Securities
  Trust Receipts Series CMC2
  Insured By AMBAC (Electric
  Revenue LOC)ss.                    1,700,000        1,700,000       1,700,000                        1,700,000
Washington State Public Power
  Supply System Nuclear Project No
  2 Revenue Municipal Securities
  Trust Receipts Series CMC3
  Insured by AMBAC (Electric
  Revenue LOC)ss.                      300,000          300,000         300,000                          300,000
Washington State Series Sg-37
  (Other Revenue LOC)ss.             7,000,000        7,000,000       7,000,000                        7,000,000
Yakima County WA Public
  Corporation Revenue Longview
  Fire Company Project Bank of
  America NA & SA LOC (Other
  Revenue LOC)ss.                    1,140,000        1,140,000       1,140,000                        1,140,000
Yakima County WA Public
  Corporation Revenue Valley
  Processing Project Bank of
  America NA LOC (Industrial
  Development Revenue LOC)ss.        2,700,000        2,700,000       2,700,000                        2,700,000

TOTAL WASHINGTON                                    111,831,678                                      112,831,678
                                              ------------------               ----------------------------------

WEST VIRGINIA 0.68%
Harrison County, West Virginia
  Board of Education MERLOT LOC                                      14,495,000                       14,495,000
Monongalia County, West Virginia
  Board of Education Revenue -
  Merlots Project LOC                                                 7,375,000                        7,375,000

TOTAL WEST VIRGINIA                                           0                                       21,870,000
                                              ------------------               ----------------------------------

WISCONSIN--2.99%
Badger Tobacco Asset
  Securitization Corporation
  Wisconsin Tobacco Settlement
  Revenue LOC                                                         7,015,000                        7,015,000
Chilton WI School District Roc
  Rr Series II-R-1017 FGIC
  Insured (Property Tax Revenue
  LOC)ss.                            5,470,000        5,470,000       5,470,000                        5,470,000
Glendale and River Hills,
  Wisconsin 1.20% School District
  TRAN                                                                3,000,000                        3,000,539
Milwaukee, Wisconsin
  Redevelopment Authority Revenue
  - School Engineering Project LOC                                    4,000,000                        4,000,000
Oconomowoc, Wisconsin 1.35% Area
  School District TRAN                                                6,300,000                        6,301,480
State of Wisconsin                   2,812,000        2,812,000       2,812,000                        2,812,000
Waukesha WI School District Tax
  & Revenue Anticipation
  Promissory Notes (Educational
  Facilities Revenue LOC)            5,000,000        5,009,342       5,000,000                        5,009,342
Wisconsin Housing & Economic
  Development Authority Home
  Ownership Revenue Series I FSA
  Insured (Housing Revenue LOC)ss.  28,400,000       28,400,000      28,400,000                       28,400,000
Wisconsin State Health &
  Educational Facilities Authority
  Revenue Alverno College
  Project (Educational
  Facilities Revenue LOC)ss.         2,400,000        2,400,000       2,400,000                        2,400,000
Wisconsin State Health &
  Educational Facilities Authority
  Revenue Gundersen Lutheran
  Series B (Healthcare
  Facilities Revenue LOC)ss.        23,270,000       23,270,000      23,270,000                       23,270,000
Wisconsin State Health And
  Educational Facilities Authority
  Revenue Gundersen Lutheran
  Series A (Healthcare
  Facilities Revenue LOC)ss.         7,165,000        7,165,000       7,165,000                        7,165,000
Wisconsin State Transportation
  Revenue Series A (State &
  Local Governments LOC)             1,000,000        1,012,362       1,000,000                        1,012,362

TOTAL WISCONSIN                                      75,538,704                                       95,855,723
                                              ------------------               ----------------------------------

WYOMING--1.09%
Campbell County, Wyoming IDR -
  Powder Basin Properties Project
  LOC                                                                 4,700,000                        4,700,000
Lincoln County WY PCR Exxon
  Company Project (Industrial
  Development Revenue LOC)ss.        2,900,000        2,900,000       2,900,000                        2,900,000
Lincoln County WY PCR Exxon
  Project Series A (Industrial
  Development Revenue LOC)ss.        1,700,000        1,700,000       1,700,000                        1,700,000
Sublette County WY Pollution
  Control Revenue Exxon Project
  Series B (Pollution Control
  Revenue LOC)ss.                    9,900,000        9,900,000       9,900,000                        9,900,000
Sweetwater County WY Environment
  Improvement Revenue Bonds
  (Pollution Control Revenue LOC)ss. 3,000,000        3,000,000       3,000,000                        3,000,000
Sweetwater County, Wyoming PCR
  Refunding - Idaho Power Company
  Project                                                            11,800,000                       11,800,000
Uinta County WY PCR Chevron USA
  Incorporated Project
  (Industrial Development Revenue
  LOC)ss.                            1,050,000        1,050,000       1,050,000                        1,050,000

TOTAL WYOMING                                        18,550,000                                       35,050,000
                                              ------------------               ----------------------------------

TOTAL MUNICIPAL BONDS & NOTES
(COST $3,195,665,304)                             2,181,332,871                                    3,195,665,304
                                              ------------------               ----------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $3,195,665,304)--99.79%                     2,181,332,871                                    3,195,665,304
                                              ------------------               ----------------------------------

OTHER ASSETS AND LIABILITIES,
NET--0.21%                                            4,981,815                                        6,727,329
                                              ------------------               ----------------------------------

TOTAL NET ASSETS--100.00%                         2,186,314,686                                    3,202,392,633
                                              ------------------               ----------------------------------


+/-  Variable rate securities.
(b)  Illiquid security.




STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2004 (Unaudited)

                                           TARGET FUND          TARGET FUND         ACQUIRING FUND
                                       ----------------------------------------------------------------
                                          STRONG FLORIDA      STRONG TF MONEY    WF NATIONAL TAX-FREE    PRO FORMA       PRO FORMA
                                         MUNICIPAL MONEY
                                           MARKET FUND          MARKET FUND        MONEY MARKET FUND    ADJUSTMENTS      COMBINED
                                       ---------------------------------------------------------------------------------------------
INVESTMENTS:
In securities, at market value                  $19,280,000          $995,052,433       $2,181,332,871                $3,195,665,304
                                       ---------------------------------------------------------------------------------------------
TOTAL INVESTMENT AT MARKET VALUE  (see
cost below)                                      19,280,000           995,052,433        2,181,332,871           0     3,195,665,304
                                       ---------------------------------------------------------------------------------------------
Cash                                                 43,240                                    107,030                       150,270
Receivable for Fund shares issued                                       1,121,478                                          1,121,478
Receivables for dividends and interest               28,537             2,408,596            6,351,189                     8,788,322
Prepaid expenses and other assets                    13,354                37,541                                             50,895
                                       ---------------------------------------------------------------------------------------------
TOTAL ASSETS                                     19,365,131           998,620,048        2,187,791,090           0     3,205,776,269
                                       ---------------------------------------------------------------------------------------------

LIABILITIES
Payable for Fund shares redeemed                                        1,119,307                                          1,119,307
Dividends Payable                                    10,418               726,627              432,619                     1,169,664
Payable to investment advisor and
affiliates                                                                                     472,504                       472,504
Payable to the Trustees and Distributor                                                        406,380                       406,380
Accrued expenses and other liabilities               14,236                36,644              164,901                       215,781
TOTAL LIABILITIES                                    24,654             1,882,578            1,476,404           0           383,636
                                       ---------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                $19,340,477          $996,737,470       $2,186,314,686          $0    $3,202,392,633
                                       ---------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Paid-in capital                                 $19,340,477          $996,737,470       $2,185,996,713                $3,202,074,660
Undistributed net realized gain (loss)
on investments                                                                                 317,973                      317,973
                                       ---------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                $19,340,477          $996,737,470       $2,186,314,686          $0    $3,202,392,633
                                       ---------------------------------------------------------------------------------------------

COMPUTATION OF NET ASSET VALUE AND
OFFERING PRICE PER SHARE
Net assets - Class A                                                                      $621,662,964                  $621,662,964
Shares outstanding - Class A                                                               621,546,597                   621,546,597
Net asset value and offering price per
share - Class A                                                                                  $1.00                         $1.00
Net assets - Institutional Class                                                          $302,139,660                  $302,139,660
Shares outstanding - Institutional
class                                                                                      302,109,301                   302,109,301
Net asset value and offering price per
share - Institutional Class                                                                      $1.00                         $1.00
Net assets - Investor Class (1)                 $19,340,477          $996,737,470                                      1,016,077,947
Shares outstanding - Investor class (1)          19,340,477           996,682,464                                      1,016,022,941
Net asset value and offering price per
share - Investor Class (1)                            $1.00                 $1.00                                              $1.00
Net Asset - Service Class                                                               $1,262,512,062                $1,262,512,062
Shares Outstanding - Service Class                                                       1,262,182,425                 1,262,182,425
Net asset value and offering price per
share - Service Class                                                                            $1.00                         $1.00
                                       ---------------------------------------------------------------------------------------------
INVESTMENTS AT COST                             $19,280,000          $995,052,433       $2,181,332,871                $3,195,665,304
                                       ---------------------------------------------------------------------------------------------

(1) This class will become the Administrator Class upon merger date.




STATEMENT OF OPERATIONS
For the Twelve Months Ended March 31, 2004 (Unaudited)

                                              TARGET FUND    TARGET FUND  ACQUIRING FUND
                                            ----------------------------------------------
INVESTMENT INCOME                           STRONG FLORIDA    STRONG TF     WF NATIONAL     COMBINED       PRO FORMA       PRO FORMA
                                               MUNICIPAL
                                             MONEY MARKET   MONEY MARKET  TAX-FREE MONEY
                                                 FUND           FUND       MARKET FUND                   ADJUSTMENTS        COMBINED
                                            ----------------------------------------------------------------------------------------
Interest                                           $264,641    $12,764,171    $20,188,245    $33,217,057                 $33,217,057
                                            ----------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                             264,641     12,764,171     20,188,245     33,217,057           0      33,217,057
                                            ---------------------------------------------------------------------------------------

EXPENSES
Advisory fees                                        34,696      1,605,189      1,914,096      3,553,981     339,085)(1)   3,214,896
Administration fees
 Fund Level                                                                       957,048        957,048     650,400(1)    1,607,448
 Class A                                                  0              0        969,117        969,117     461,114(1)    1,430,231
 Institutional Class                                      0              0        137,379        137,379        (46)(1)      137,333
 Investor Class (2)                                  85,657      3,963,539              0      4,049,196   2,957,902(1)    1,091,294
 Service Class                                            0              0      1,562,237      1,562,237        (40)(1)    1,562,197
Transfer Agency Fees
 Class A                                                  0              0              0              0           0               0
 Institutional Class                                      0              0              0              0           0               0
 Investor Class (2)                                   7,410        244,295              0        251,705    (251,705)(1)           0
 Service Class                                            0              0              0              0           0               0
Custody fees                                        (7,677)         41,306        382,819        416,448     226,531(1)      642,979
Shareholder servicing fees                                0              0      4,355,930      4,355,930 (4,355,930)(1)            0
 Class A                                                  0              0              0              0   1,625,262(1)    1,625,262
 Institutional Class                                      0              0              0              0           0              0
 Investor Class (2)                                       0              0              0              0   1,091,294(1)    1,091,294
 Service Class                                            0              0              0              0   3,254,577(1)    3,254,577
Accounting fees                                           0              0        129,157        129,157      83,307(1)      212,464
Distribution fees
 Class A                                                  0              0              0              0           0               0
 Institutional Class                                      0              0              0              0           0               0
 Investor Class (2)                                       0              0              0              0           0               0
 Service Class                                            0              0              0              0           0               0
Audit fees                                           15,300         45,603         18,051         78,954     (61,954)(1)      17,000
Legal fees                                            1,582         88,390         12,938        102,910     (77,910)(1)      25,000
Registration fees                                    10,131        108,082          6,000        124,213     (89,213)(1)      35,000
Shareholder reports                                  15,222         50,025          3,000         68,247       43,672(1)     111,919
Transfer Agent Banking Charges                          632         15,668              0         16,300     (16,300)(1)           0
Brokerage Fees                                           59          7,822              0          7,881      (7,881)(1)           0
Interest Expense                                          0              0              0              0           0               0
Trustees' fees                                        1,308         17,362          6,390         25,060     (18,273)(1)       6,787
Other fees and expenses                               5,930         76,525          9,200         91,655     (33,787)(1)      57,868
                                            ----------------------------------------------------------------------------------------
TOTAL EXPENSES                                      170,250      6,263,806     10,463,362     16,897,418    (773,870)     16,123,548
                                            ----------------------------------------------------------------------------------------
LESS:
Waived fees and reimbursed expenses                (65,092)    (3,050,892)    (1,363,303)    (4,479,287)     702,340(1)  (3,776,947)
Direct Brokerage                                          0              0              0              0                          0
Earning Credits                                       (440)        (5,271)              0        (5,711)        5,711(1)          0
NET EXPENSES                                        104,718      3,207,643      9,100,059     12,412,420     (65,819)     12,346,601
                                            ----------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                        159,923      9,556,528     11,088,186     20,804,637       65,819     20,870,456
                                            ----------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM:
---------------------------------------------
Securities, foreign currencies and foreign                0              0        319,581        319,581                     319,581
currency translation
                                            ----------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                 0              0        319,581        319,581            0        319,581
                                            ----------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON                0              0        319,581        319,581            0        319,581
INVESTMENTS
                                            ----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS              $159,923     $9,556,528    $11,407,767    $21,124,218      $65,819    $21,190,037
RESULTING FROM OPERATIONS
                                            ----------------------------------------------------------------------------------------

(1)  To adjust  expenses  to reflect  the  Combined  Fund's  estimated  fees and
     expenses,   based  on  contractual  rates  or  elimination  of  duplicative services.
(2) This class will become the Administrator class upon merger date.


                                  Strong Funds

               Notes to Pro Forma Financial Statements (Unaudited)

1.)  Basis of Combination

The accompanying unaudited Pro Forma Combining Schedules of Investments, Statements of Assets and Liabilities and the Statements of Operations reflect the accounts of the Strong Short-Term Municipal Bond Fund, a series of Strong Short-Term Municipal Bond Fund, Inc., as of April 30, 2004 and for the fiscal year then ended, and the accounts of the Strong Dividend Income Fund, a series of Strong Conservative Equity Funds, Inc., and Strong Large Company Growth Fund, a series of Strong Equity Funds Inc., as of June 30, 2004 and for the fiscal year then ended, collectively "Strong Funds". These pro forma statements have been derived from the annual or semi-annual reports of each Target Fund and its corresponding Acquiring Fund.

In the consolidation, each Acquiring Fund will acquire all of the net assets of the corresponding Target Fund(s) in a tax-free exchange as follows:

------------------------------------------ ------------------------------------
Accounting Survivor                          (Target Funds)
------------------------------------------ ------------------------------------
Strong Short-Term Municipal Bond Fund     Strong Short-Term High Yield Municipal
                                           Bond Fund
------------------------------------------ ------------------------------------
                                           Strong Energy Fund and Strong Dow 30
Strong Dividend Income Fund                Value Fund
------------------------------------------ ------------------------------------
Strong Large Company Growth Fund            Strong Endeavor Fund

------------------------------------------ ------------------------------------

Wells Fargo Funds Management, LLC and Strong Capital Management, Inc. have agreed to pay certain expenses of the Reorganization so the Strong Funds shareholders will not bear these costs.

Under generally accepted accounting principles, the historic cost of the investment securities will be carried forward to the surviving entity. The pro forma financial statements have been prepared utilizing proposed fee data and historical data of the Strong Funds.

The Pro Forma Schedule of Investments, Statement of Assets and Liabilities and Statement of Operations should be read in conjunction with the historical financial statements of the Strong Funds.

Pro forma adjusted annual investment advisory fee rates for each of the surviving funds are as follows:

---------------------------------------------------------------------------------------------------
                        Fund                         Average Daily Net Assets     Advisory Fee
                                                                                  (% of Average
                                                                                Daily Net Assets)
---------------------------------------------------------------------------------------------------
Strong Short-Term Municipal Bond Fund                         $0 - 499 million        0.40%
                                                            $500 - 999 million        0.35%
                                                     $1 billion - 2.99 billion        0.30%
                                                     $3 billion - 4.99 billion       0.275%
                                                                   >$5 billion        0.25%
---------------------------------------------------------------------------------------------------
Strong Dividend Income Fund                                   $0 - 499 million        0.75%
                                                            $500 - 999 million        0.70%
                                                     $1 billion - 2.99 billion        0.65%
                                                     $3 billion - 4.99 billion       0.625%
                                                                   >$5 billion        0.60%
---------------------------------------------------------------------------------------------------
Strong Large Company Growth Fund                              $0 - 499 million        0.75%
                                                            $500 - 999 million        0.70%
                                                     $1 billion - 2.99 billion        0.65%
                                                     $3 billion - 4.99 billion       0.625%
                                                                   >$5 billion        0.60%
---------------------------------------------------------------------------------------------------

Pro forma adjusted custody fees were computed based on an annual rate of 0.02% of average daily net assets of the Strong Short-Term Municipal Bond Fund, Strong Dividend Income Fund, and Strong Large Company Growth Fund.

Pro forma adjusted administration fees and transfer agent fees were computed based on the following annual fees:

--------------------------------------------------------------------- -----------------------
Strong Short-Term Municipal Bond Fund                                 Administration Fee
                                                                      and Transfer Agent
                                                                        Fee Rate

Share Class                                                           (% of Average Daily
                                                                      Net Assets)
--------------------------------------------------------------------- -----------------------
Fund Level
--------------------------------------------------------------------- -----------------------
     $0 - $4.99 billion                                               0.05%
--------------------------------------------------------------------- -----------------------
     $5 - $9.99 billion                                               0.04%
--------------------------------------------------------------------- -----------------------
     >$10 billion                                                     0.03%
--------------------------------------------------------------------- -----------------------
Class Level
--------------------------------------------------------------------- -----------------------
   Class C                                                            0.23%
--------------------------------------------------------------------- -----------------------
   Investor Class                                                     0.40%
--------------------------------------------------------------------- -----------------------






--------------------------------------------------------------------- -----------------------
Strong Dividend Income Fund                                           Administration Fee
                                                                      and Transfer Agent
                                                                        Fee Rate

Share Class                                                           (% of Average Daily
                                                                      Net Assets)
--------------------------------------------------------------------- -----------------------
Fund Level
--------------------------------------------------------------------- -----------------------
     $0 - $4.99 billion                                               0.05%
--------------------------------------------------------------------- -----------------------
     $5 - $9.99 billion                                               0.04%
--------------------------------------------------------------------- -----------------------
     >$10 billion                                                     0.03%
--------------------------------------------------------------------- -----------------------
Class Level
--------------------------------------------------------------------- -----------------------
   Investor Class                                                     0.37%
--------------------------------------------------------------------- -----------------------
   Institutional Class                                                0.10%
--------------------------------------------------------------------- -----------------------

--------------------------------------------------------------------- -----------------------
Strong Large Company Growth Fund                                      Administration Fee
                                                                      and Transfer Agent
                                                                        Fee Rate

Share Class                                                           (% of Average Daily
                                                                      Net Assets)
--------------------------------------------------------------------- -----------------------
Fund Level
--------------------------------------------------------------------- -----------------------
     $0 - $4.99 billion                                               0.05%
--------------------------------------------------------------------- -----------------------
     $5 - $9.99 billion                                               0.04%
--------------------------------------------------------------------- -----------------------
     >$10 billion                                                     0.03%
--------------------------------------------------------------------- -----------------------
Class Level
--------------------------------------------------------------------- -----------------------
   Investor Class                                                     0.45%
--------------------------------------------------------------------- -----------------------
   Institutional Class                                                0.10%
--------------------------------------------------------------------- -----------------------

Administration and transfer agent fees include paying fees and expenses for services provided by the transfer agent and record-keepers out of the fees Strong Capital Management, Inc. receives as administrator.

Pro forma shareholder servicing fees were computed based on the annual rate of 0.25% of the average daily net assets of all Funds and share classes.

Pro forma distribution fees were computed based on the annual rate of 0.75% of the average daily net assets of the Class C shares of the Strong Funds.

The pro forma adjustments to portfolio accounting and directors' fees reflect contracts of the Funds.

The pro forma adjustments to legal and audit, registration, and shareholder report costs reflect the estimated differences resulting from having a single entity with a greater level of net assets and number of shareholders, savings due to economies of scale and decreases in certain expenses duplicated between the funds.

2.) Portfolio Valuation

Investments in securities in the pro forma financial statements are valued in accordance with the descriptions in their respective prospectuses and statements of additional information.

3.) Investment Objectives and Policies

The pro forma financial statements do not reflect the effects, if any, of the proposed differing investment objectives and policies of certain of the Funds.

                                Wells Fargo Funds

               Notes to Pro Forma Financial Statements (Unaudited)

1.)  Basis of Combination

The accompanying unaudited Pro Forma Combining Schedules of Investments, Statements of Assets and Liabilities and the Statements of Operations reflect the accounts of the Wells Fargo Montgomery Total Return Bond Fund, as of May 31, 2004 and for the fiscal year then ended, and the accounts of the Wells Fargo National Tax-Free Money Market Fund, and Wells Fargo Money Market Fund, as of March 31, 2004 and for the fiscal year then ended, and the accounts of the Wells Fargo Index Fund, Wells Fargo Large Company Growth Fund, Wells Fargo Montgomery Mid Cap Growth Fund, Wells Fargo Montgomery Small Cap Fund, and Wells Fargo Specialized Technology Fund, as of March 31, 2004 and for the twelve month period then ended, all series of the Wells Fargo Funds Trust (Wells Fargo Funds). These pro forma statements have been derived from the annual or semi-annual reports of each Target Fund and its corresponding Acquiring Fund.

In the consolidation, each Wells Fargo Fund will acquire all of the net assets of the corresponding Strong Fund(s) in a tax-free exchange as follows:

------------------------------------------ -----------------------------------------
Wells Fargo Funds                          Strong Funds
(Acquiring Funds)                          (Target Funds)
------------------------------------------ -----------------------------------------
Income Fund and Montgomery Total Return    Advisor Bond Fund and Corporate Income
Bond Fund*                                 Fund
------------------------------------------ -----------------------------------------
National Tax-Free Money Market Fund*       Florida Municipal Money Market Fund and
                                           Tax-Free Money Market Fund
------------------------------------------ -----------------------------------------
Money Market Fund*                         Money Market Fund
------------------------------------------ -----------------------------------------
Index Fund*                                Index 500 Fund
------------------------------------------ -----------------------------------------
Growth Fund and Large Company Growth       Blue Chip Fund and Advisor Focus Fund
Fund*
------------------------------------------ -----------------------------------------
Montgomery Mid Cap Growth Fund*            Advisor Mid Cap Growth Fund
------------------------------------------ -----------------------------------------
Small Cap Growth Fund and Montgomery       U.S. Emerging Growth Fund and Advisor
Small Cap Fund*                            U.S. Small/Mid Cap Growth Fund
------------------------------------------ -----------------------------------------
Specialized Technology Fund*               Advisor Technology Fund and Technology
                                           100 Fund
------------------------------------------ -----------------------------------------

*- Accounting Survivor

Wells Fargo Funds Management, LLC and Strong Capital Management, Inc. have agreed to pay certain expenses of the Reorganization so neither the Wells Fargo Funds nor Strong Funds shareholders will bear these costs.

Under generally accepted accounting principles, the historic cost of the investment securities will be carried forward to the surviving entity. The pro forma financial statements have been prepared utilizing proposed fee data and historical data of the Wells Fargo Funds and the Strong Funds.

The Pro Forma Schedule of Investments, Statement of Assets and Liabilities and Statement of Operations should be read in conjunction with the historical financial statements of the Wells Fargo Funds and Strong Funds.

Pro forma adjusted annual investment advisory fee rates for each of the surviving funds are as follows:

--------------------------------------------------------------------------------------------
                      Fund                        Average Daily Net Assets   Advisory Fee
                                                                            (% of Average
                                                                              Daily Net
                                                                               Assets)
--------------------------------------------------------------------------------------------
Montgomery Total Return Bond Fund                         $0 - 499 million      0.45%
                                                        $500 - 999 million      0.40%
                                                         $1 billion - 2.99      0.35%
                                                          billion
                                                         $3 billion - 4.99      0.325%
                                                          billion
                                                          >$5 billion           0.30%
--------------------------------------------------------------------------------------------
National Tax-Free Money Market Fund                         All                 0.10%


--------------------------------------------------------------------------------------------
Money Market Fund                                         $0 - 999 million      0.30%
                                                         $1 billion - 4.99      0.275%
                                                          billion
                                                               >$5 billion      0.25%
--------------------------------------------------------------------------------------------
Index Fund *                                              $0 - 499 million      0.10%
                                                        $500 - 999 million      0.10%
                                                         $1 billion - 2.99      0.075%
                                                          billion
                                                         $3 billion - 4.99      0.075%
                                                          billion
                                                               >$5 billion      0.05%
--------------------------------------------------------------------------------------------
Large Company Growth *                                  $0 - 499 million      0.75%
                                                        $500 - 999 million      0.70%
                                                         $1 billion - 2.99      0.65%
                                                          billion
                                                         $3 billion - 4.99      0.625%
                                                          billion
                                                          >$5 billion      0.60%
--------------------------------------------------------------------------------------------
Montgomery Mid Cap Growth Fund                            $0 - 499 million      0.75%
                                                        $500 - 999 million      0.70%
                                                         $1 billion - 2.99      0.65%
                                                          billion
                                                         $3 billion - 4.99      0.625%
                                                          billion
                                                               >$5 billion      0.60%
--------------------------------------------------------------------------------------------
Montgomery Small Cap Fund                                 $0 - 499 million      0.90%
                                                        $500 - 999 million      0.85%
                                                         $1 billion - 2.99      0.80%
                                                          billion
                                                         $3 billion - 4.99      0.775%
                                                          billion
                                                               >$5 billion      0.75%
--------------------------------------------------------------------------------------------
Specialized Technology Fund                               $0 - 499 million      1.05%
                                                         $500 - 999 million      1.00%
                                                         $1 billion - 2.99      0.95%
                                                          billion
                                                         $3 billion - 4.99      0.925%
                                                          billion
                                                         >$5 billion            0.90%
--------------------------------------------------------------------------------------------

* - Represents the investment advisory fee rate of the Master Portfolio in which this Fund invests.

Pro forma adjusted custody fees were computed based on an annual rate of 0.02% of average daily net assets of the Wells Fargo Montgomery Total Return Bond Fund, Wells Fargo National Tax-Free Money Market Fund, Wells Fargo Money Market Fund, Wells Fargo Montgomery Mid Cap Growth Fund, and Wells Fargo Montgomery Small Cap Fund and at a rate of 0.07% of the average daily net assets for the Wells Fargo Specialized Technology Fund.

The Wells Fargo Index Fund and Wells Fargo Large Company Growth Fund, as gateway feeder funds, currently do not directly pay an advisory fee or custody fee as they invest substantially all of their net assets in other Wells Fargo Funds.


Pro forma adjusted administration fees and transfer agent fees were computed based on the following annual fees:

--------------------------------------------------------------------- ---------
Wells Fargo Montgomery Total Return Bond Fund                Administration Fee
Wells Fargo Index Fund                                       and Transfer Agent
Wells Fargo Large Company Growth Fund                        Fee Rate
Wells Fargo Montgomery Mid Cap Growth Fund
Wells Fargo Montgomery Small Cap Fund
Wells Fargo Specialized Technology Fund





Share Class                                                           (% of Average Daily
                                                                      Net Assets)
--------------------------------------------------------------------- -----------------------
Fund Level
--------------------------------------------------------------------- -----------------------
     $0 - $4.99 billion                                               0.05%
--------------------------------------------------------------------- -----------------------
     $5 - $9.99 billion                                               0.04%
--------------------------------------------------------------------- -----------------------
     >$10 billion                                                     0.03%
--------------------------------------------------------------------- -----------------------
Class Level
--------------------------------------------------------------------- -----------------------
   Class A, Class B, Class C                                          0.28%
--------------------------------------------------------------------- -----------------------
   Class Z, Investor Class                                            0.45%
--------------------------------------------------------------------- -----------------------
   Institutional Class                                                0.10%
--------------------------------------------------------------------- -----------------------
   Select Class                                                       0.08%
--------------------------------------------------------------------- -----------------------

Wells Fargo National Tax-Free Money Market Fund
Wells Fargo Money Market Fund
--------------------------------------------------------------------- -----------------------
Fund Level
--------------------------------------------------------------------- -----------------------
    $0 - $4.99 billion                                                0.05%
--------------------------------------------------------------------- -----------------------
    $5 - $9.99 billion                                                0.04%
--------------------------------------------------------------------- -----------------------
    >$10 billion                                                      0.03%
--------------------------------------------------------------------- -----------------------
Class Level
--------------------------------------------------------------------- -----------------------
   Class A, Class B                                                   0.22%
--------------------------------------------------------------------- -----------------------
   Class Z, Investor Class                                            0.39%
--------------------------------------------------------------------- -----------------------
   Service Class                                                      0.12%
--------------------------------------------------------------------- -----------------------
   Institutional Class                                                0.08%
--------------------------------------------------------------------- -----------------------

Administration and transfer agent fees include paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers out of the fees Wells Fargo Funds Management, LLC receives as administrator.

Pro forma shareholder servicing fees were computed based on the annual rate of 0.25% of the average daily net assets of all Funds and share classes except as noted below.

--------------------------------------------------------------------------------------------
                      Fund                             Class        Shareholder Servicing
                                                                             Fee
                                                                   (% of Average Daily Net
                                                                           Assets)
--------------------------------------------------------------------------------------------
Montgomery Total Return Bond Fund                     SELECT                NONE
--------------------------------------------------------------------------------------------
National Tax-Free Money Market Fund                      I                  NONE
--------------------------------------------------------------------------------------------


Pro forma distribution fees were computed based on the annual rate of 0.75% of the average daily net assets of the Class B and Class C shares of the Wells Fargo Funds.

The pro forma adjustments to portfolio accounting and directors' fees reflect contracts of the Funds.

The pro forma adjustments to legal and audit, registration, and shareholder report costs reflect the estimated differences resulting from having a single entity with a greater level of net assets and number of shareholders, savings due to economies of scale and decreases in certain expenses duplicated between the funds.


2.)  Portfolio Valuation

Investments in securities in the pro forma financial statements are valued in accordance with the descriptions in their respective prospectuses and statements of additional information.

3.) Investment Objectives and Policies

The pro forma financial statements do not reflect the effects, if any, of the proposed differing investment objectives and policies of certain of the Funds.





                            WELLS FARGO FUNDS TRUST
                            Telephone: 1-800-222-8222
                       STATEMENT OF ADDITIONAL INFORMATION
                                [October , 2004]

                                ASIA PACIFIC FUND
                                  BALANCED FUND
                              CAPITAL GROWTH FUND
                                DISCOVERY FUND
                              DIVIDEND INCOME FUND
                                 ENTERPRISE FUND
                                   GROWTH FUND
                             GROWTH AND INCOME FUND
                              LARGE CAP GROWTH FUND
                             MID CAP DISCIPLINED FUND
                                OPPORTUNITY FUND
                                  OVERSEAS FUND
                           SMALL CAP DISCIPLINED FUND
                            SMALL/MID CAP VALUE FUND

  CLASS C, ADVISOR CLASS, INSTITUTIONAL CLASS, INVESTOR CLASS AND SELECT CLASS


Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about fourteen funds in the Wells Fargo Funds Trust family of funds (each, a "Fund" and collectively, the "Funds") -- the ASIA PACIFIC, BALANCED, CAPITAL GROWTH, DISCOVERY, DIVIDEND INCOME, ENTERPRISE, GROWTH, GROWTH AND INCOME, LARGE CAP GROWTH, MID CAP DISCIPLINED, OPPORTUNITY, OVERSEAS, SMALL CAP DISCIPLINED, AND SMALL/MID CAP VALUE FUNDS. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Growth Fund offers Class C shares. The Growth and Income, Growth, Opportunity and Enterprise Funds offer Advisor Class shares. The Capital Growth, Dividend Income, Growth and Income, Growth, Opportunity and Enterprise Funds offer Institutional Class shares. Each Fund offers Investor Class shares. The Growth, Growth and Income, Growth, Enterprise and Overseas Funds also offer Select Class shares. This SAI relates to all such classes of shares. The Funds will not be available for investment until the second quarter of 2005.

This SAI is not a prospectus and should be read in conjunction with the Funds' Combined Prospectus and Proxy Statement ("Prospectus/Proxy Statement") dated [October , 2004]. All terms used in this SAI that are defined in the Prospectus/Proxy Statement have the meanings assigned in the Prospectus/Proxy Statement. The Prospectus/Proxy Statement may be obtained without charge by calling 1-800-222-8222 or writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.





                                                  TABLE OF CONTENTS                                           PAGE


INVESTMENT POLICIES...............................................................................................1

ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS...................................................3

MANAGEMENT.......................................................................................................23

DETERMINATION OF NET ASSET VALUE.................................................................................34

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...................................................................35

PORTFOLIO TRANSACTIONS...........................................................................................36

FUND EXPENSES....................................................................................................38

FEDERAL INCOME TAXES.............................................................................................38

PROXY VOTING POLICIES AND PROCEDURES.............................................................................46

CAPITAL STOCK....................................................................................................48

OTHER............................................................................................................49

COUNSEL..........................................................................................................49

INDEPENDENT AUDITORS.............................................................................................49

APPENDIX..........................................................................................................1

                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT POLICIES
Each Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined under the 1940 Act) of the outstanding voting securities of such Fund.

THE FUNDS MAY NOT:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's investments in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) securities of other investment companies, or (iii) repurchase agreements;

     (2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

     (3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

      (4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

     (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

     (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

     (8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

NON-FUNDAMENTAL INVESTMENT POLICIES
Each Fund has adopted the following non-fundamental policies, which may be changed by the Trustees of the Trust at any time without approval of such Fund's shareholders.

     (1) Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, and provided further that any Fund that has knowledge that its shares are purchased by another investment company pursuant to an exemptive order relating to Section 12(d)(1) of the 1940 Act that precludes underlying portfolios from acquiring any securities of any other investment company in excess of the limits contained in
     Section 12(d)(1)(A) of the 1940 Act, except for securities received as a dividend or as a result of a plan of reorganization of any company, will limit its acquisition of securities of other investment companies accordingly.

     (2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale,
     (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may invest in futures or options contracts regulated by the Commodity Futures Trading Commission ("CFTC") for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

     (4) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

     (5) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

     (6) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (7) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     (8) Each Fund that is subject to Rule 35d-1 (the "Names Rule") under the 1940 Act, and that has a non-fundamental policy or policies in place to comply with the Names Rule, has adopted the following policy:

Shareholders will receive at least 60 days' notice of any change to a Fund's non-fundamental policy complying with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type:

                  "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.
GENERAL
Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.


         ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

Set  forth  below  are  descriptions  of  certain   investments  and  additional
investment policies for the Funds. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.

ASSET-BACKED SECURITIES
The Balanced Fund may invest in various types of asset-backed securities. Asset-backed securities are securities that represent an interest in an underlying security. The asset-backed securities in which the Fund invests may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Payments of principal and interest on these asset-backed securities may be "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted.

Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities are relatively new instruments and may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in the Fund experiencing difficulty in valuing or liquidating such securities. The Fund may also invest in securities backed by pools of mortgages. These investments are described under the heading "Mortgage-Related and Other Asset-Backed Securities."

BANK OBLIGATIONS
The Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund which invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding and other taxes on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.

BONDS
Certain of the debt instruments purchased by the Balanced Fund may be bonds. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate bonds will tend to fall when interest rates rise and rise when interest rates fall. The value of "floating-rate" or "variable-rate" bonds, on the other hand, fluctuate much less in response to market interest rate movements than the value of fixed-rate bonds.

Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

BORROWING
The Funds may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings, but are not considered borrowings if the Fund maintains a segregated account.

CLOSED-END INVESTMENT COMPANIES
Certain Funds may invest in the securities of closed-end investment companies that invest primarily in foreign securities. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Fund to invest in certain markets. The Funds will invest in such companies when, in the adviser's judgment, the potential benefits of the investment justify the payment of any applicable premium or sales charge. Other investment companies incur their own fees and expenses.

COMMERCIAL PAPER
The Funds may invest in commercial paper (including variable amount master demand notes) which refer to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Funds in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization ("NRSRO").

CONVERTIBLE SECURITIES
The Funds may invest in convertible securities that provide current income and that have a strong earnings and credit record. The Funds may purchase convertible securities that are fixed-income debt securities or preferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same issuer. Convertible securities, while usually subordinate to similar nonconvertible securities, are senior to common stocks in an issuer's capital structure. Convertible securities offer flexibility by providing the investor with a steady income stream (which generally yield a lower amount than similar nonconvertible securities and a higher amount than common stocks) as well as the opportunity to take advantage of increases in the price of the issuer's common stock through the conversion feature. Fluctuations in the convertible security's price can reflect changes in the market value of the common stock or changes in market interest rates.

CUSTODIAL RECEIPTS FOR TREASURY SECURITIES
The Funds may purchase participations in trusts that hold U.S. Treasury securities, such as Treasury Investors Growth Receipts (TIGRs) and Certificates of Accrual on Treasury Securities (CATS), or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

DERIVATIVE SECURITIES: FUTURES AND OPTIONS CONTRACTS
Futures and options contracts are types of "derivative securities," securities that derive their value, at least in part, from the price of another security or asset, or the level of an index or a rate. As is described in more detail below, a Fund often invests in these securities as a "hedge" against fluctuations in the value of the other securities in that Fund's portfolio, although a Fund may also invest in certain derivative securities for investment purposes only.

While derivative securities are useful for hedging and investment, they also carry additional risks. A hedging policy may fail if the correlation between the value of the derivative securities and the other investments in a Fund's portfolio does not follow the adviser's expectations. If the adviser's expectations are not met, it is possible that the hedging strategy will not only fail to protect the value of the Fund's investments, but the Fund may also lose money on the derivative security itself. Also, derivative securities are more likely to experience periods when they will not be readily tradable. If, as a result of such illiquidity, a Fund cannot settle a future or option contract at the time the adviser determines is optimal, the Fund may lose money on the investment. Additional risks of derivative securities include: the risk of the disruption of the Fund's ability to trade in derivative securities because of regulatory compliance problems or regulatory changes; credit risk of counterparties to derivative contracts; and market risk (I.E., exposure to adverse price changes). The adviser uses a variety of internal risk management procedures to ensure that derivatives use is consistent with a Fund's investment objective, does not expose a Fund to undue risk and is closely monitored. These procedures include providing periodic reports to the Board concerning the use of derivatives.

The use of derivatives by a Fund also is subject to broadly applicable investment policies. For example, a Fund may not invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. Nor may a Fund use certain derivatives without establishing adequate "cover" in compliance with the U.S. Securities and Exchange Commission ("SEC") rules limiting the use of leverage.

FUTURES CONTRACTS. The Funds may trade futures contracts and options on futures contracts. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the only credit risk on futures contracts is the creditworthiness of the exchange.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker when the parties enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. In the event of the bankruptcy of the broker that holds the margin on behalf of a Fund, the Fund may not receive a full refund of its margin.

Although the Funds intend to purchase or sell futures contracts only if there is an active market for such contracts, a liquid market may not exist for a particular contract at a particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contracts prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subject a Fund to substantial losses. If it is not possible, or a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund may be required to pay an additional variation margin until the position is closed.

The Funds may also purchase options on futures contracts. See "Options Trading" below.

OPTIONS AND FUTURES CONTRACTS. When hedging to attempt to protect against declines in the market value of the Funds' securities, to permit the Funds to retain unrealized gains in the value of Fund securities which have appreciated, or to facilitate selling securities for investment reasons, the Funds would: (1) sell Stock Index Futures; (2) purchase puts on such futures or securities; or
(3) write covered calls on securities or on Stock Index Futures. When hedging to establish a position in the equities markets as a temporary substitute for purchasing particular equity securities (which the Funds will normally purchase and then terminate the hedging position), the Funds would: (1) purchase Stock Index Futures, or (2) purchase calls on such Futures or on securities. The Funds' strategy of hedging with Stock Index Futures and options on such Futures will be incidental to the Funds' activities in the underlying cash market.

The Funds may write (i.e., sell) call options ("calls") if: (1) the calls are listed on a domestic securities or commodities exchange and (2) the calls are "covered" (i.e., the Funds own the securities subject to the call or other securities acceptable for applicable escrow arrangements) while the call is outstanding. A call written on a Stock Index Future must be covered by deliverable securities or segregated liquid assets. If a call written by the Funds is exercised, the Funds forego any profit from any increase in the market price above the call price of the underlying investment on which the call was written.

When the Funds write a call on a security, it receives a premium and agrees to sell the underlying securities to a purchaser of a corresponding call on the same security during the call period (usually not more than 9 months) at a fixed exercise price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. The risk of loss will have been retained by the Funds if the price of the underlying security should decline during the call period, which may be offset to some extent by the premium.

To terminate its obligation on a call it has written, the Funds may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of option transaction costs and the premium previously received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call lapses unexercised, because the Funds retain the underlying security and the premium received. If the Funds could not effect a closing purchase transaction due to the lack of a market, they would have to hold the callable securities until the call lapsed or was exercised.

The Funds may also write calls on Stock Index Futures without owning a futures contract or a deliverable bond, provided that at the time the call is written, the Funds cover the call by segregating in escrow an equivalent dollar amount of liquid assets. The Funds will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the Stock Index Future. In no circumstances would an exercise notice require the Funds to deliver a futures contract; it would simply put the Funds in a short futures position, which is permitted by the Funds' hedging policies.

PURCHASING CALLS AND PUTS. Certain Funds may purchase put options ("puts") which relate to: (1) securities held by it; (2) Stock Index Futures (whether or not it holds such Stock Index Futures in its Fund); or (3) broadly-based stock indices. A Fund may not sell puts other than those it previously purchased, nor purchase puts on securities it does not hold. A Fund may purchase calls: (1) as to securities, broadly-based stock indices or Stock Index Futures or (2) to effect a "closing purchase transaction" to terminate its obligation on a call it has previously written.

When a Fund purchases a call (other than in a closing purchase transaction), it pays a premium and, except as to calls on stock indices, has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. A Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Fund will lose its premium payments and the right to purchase the underlying investment. When a Fund purchases a call on a stock index, it pays a premium, but settlement is in cash rather than by delivery of an underlying investment.

When a Fund purchases a put, it pays a premium and, except as to puts on stock indices, has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on a security or Stock Index Future that a Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date and the Fund will lose its premium payment and the right to sell the underlying investment; the put may, however, be sold prior to expiration (whether or not at a profit).

Purchasing a put on either a stock index or on a Stock Index Future not held by a Fund permits the Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in price of the underlying investment, the Fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its Fund securities. When a Fund purchases a put on a stock index, or on a Stock Index Future not held by it, the put protects the Fund to the extent that the index moves in a similar pattern to the securities held. In the case of a put on a stock index or Stock Index Future, settlement is in cash rather than by the Fund's delivery of the underlying investment.

STOCK INDEX FUTURES. Certain Funds may buy and sell Stock Index Futures. A stock index is "broadly-based" if it includes stocks that are not limited to issuers in any particular industry or group of industries. Stock Index Futures obligate the seller to deliver (and the purchaser to take) cash to settle the futures transaction, or to enter into an offsetting contract. No physical delivery of the underlying stocks in the index is made.

No price is paid or received upon the purchase or sale of a Stock Index Future. Upon entering into a futures transaction, a Fund will be required to deposit an initial margin payment in cash or U.S. Treasury bills with a futures commission merchant (the "futures broker"). The initial margin will be deposited with the Fund's custodian in an account registered in the futures broker's name; however the futures broker can gain access to that account only under specified conditions. As the future is marked to market to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis. Prior to expiration of the future, if a Fund elects to close out its position by taking an opposite position, a final determination of variation margin is made, and additional cash is required to be paid by or released to the Fund. Although Stock Index Futures by their terms call for settlement by the delivery of cash, in most cases the obligation is fulfilled without such delivery, by entering into an offsetting transaction. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

Puts and calls on broadly-based stock indices or Stock Index Futures are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the stock market generally) rather than on price movements in individual securities or futures contracts. When a Fund buys a call on a stock index or Stock Index Future, it pays a premium. During the call period, upon exercise of a call by a Fund, a seller of a corresponding call on the same index will pay the Fund an amount of cash to settle the call if the closing level of the stock index or Stock Index Future upon which the call is based is greater than the exercise price of the call; that cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier") which determines the total dollar value for each point of difference. When a Fund buys a put on a stock index or Stock Index Future, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Fund's exercise of its put, to deliver to the Fund an amount of cash to settle the put if the closing level of the stock index or Stock Index Future upon which the put is based is less than the exercise price of the put; that cash payment is determined by the multiplier, in the same manner as described above as to calls.

FOREIGN CURRENCY FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS. The Funds may invest in foreign currency futures contracts and foreign currency transactions which entail the same risks as other futures contracts as described above, but have the additional risks associated with international investing (see "Foreign Obligations and Securities" below). Similar to other futures contracts, a foreign currency futures contract is an agreement for the future delivery of a specified currency at a specified time and at a specified price, will be secured by margin deposits, are regulated by the CFTC and are traded on designated exchanges. A Fund will incur brokerage fees when it purchases and sells futures contracts.

The Funds may invest in foreign currency transactions. Foreign currency transactions, such as forward foreign currency exchange contracts, are also contracts for the future delivery of a specified currency at a specified time and at a specified price. These transactions differ from futures contracts in that they are usually conducted on a principal basis instead of through an exchange, and therefore there are no brokerage fees, margin deposits are negotiated between the parties, and the contracts are settled through different procedures. The adviser considers on an ongoing basis the creditworthiness of the institutions with which the Fund enters into foreign currency transactions. Despite these differences, however, foreign currency futures contracts and foreign currency transactions (together, "Currency Futures") entail largely the same risks, and therefore the remainder of this section will describe the two types of securities together.

Because the Funds may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, they may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within the Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention, speculation and other factors affect these forces.

A Fund will purchase and sell Currency Futures in order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions. If a fall in exchange rates for a particular currency is anticipated, a Fund may sell a Currency Future as a hedge. If it is anticipated that exchange rates will rise, a Fund may purchase a Currency Future to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These Currency Futures will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

The use of Currency Futures involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of Currency Futures strategies also depends on the ability of the adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the adviser's judgment will be accurate. The use of Currency Futures also exposes a Fund to the general risks of investing in futures contracts: the risk of an illiquid market for the Currency Futures, the risk of exchange-imposed trading limits, and the risk of adverse regulatory actions. Any of these events may cause a Fund to be unable to hedge its securities, and may cause a Fund to lose money on its Currency Futures investments.

OPTIONS TRADING. The Funds may purchase or sell options on individual securities or options on indices of securities. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify the exercise of such option. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer the option to buy, the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

The Funds will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities or other liquid high-grade debt obligations, in such amount are held in a segregated account by such Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if a Fund holds an offsetting call on the same instrument or index as the call written. The Funds will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Funds' custodian in an amount not less than the exercise price of the option at all times during the option period.

Each Fund may buy put and call options and write covered call and secured put options. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option. If the adviser is incorrect in its forecast of market value or other factors when writing options, the Fund would be in a worse position than it would have been had it not written the option. If a Fund wishes to sell an underlying instrument (in the case of a covered call option) or liquidate assets in a segregated account (in the case of a secured put option), the Fund must purchase an offsetting option if available, thereby incurring additional transactions costs.

Below is a description of some of the types of options in which certain Funds may invest.

A stock index option is an option contract whose value is based on the value of a stock index at some future point in time. Stock indices fluctuate with changes in the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements in a Fund's investment portfolio correlate with price movements of the stock index selected. Accordingly, successful use by a Fund of options on stock indices will be subject to the adviser's ability to correctly analyze movements in the direction of the stock market generally or of particular industry or market segments. When a Fund writes an option on a stock index, the Fund will place in a segregated account with its custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

The Funds may invest in stock index futures contracts and options on stock index futures contracts. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. Stock index futures contracts may be purchased to protect a Fund against an increase in the prices of stocks that Fund intends to purchase. The purchase of options on stock index futures contracts are similar to other options contracts as described above, where a Fund pays a premium for the option to purchase or sell a stock index futures contract for a specified price at a specified date. With options on stock index futures contracts, a Fund risks the loss of the premium paid for the option. The Funds may also invest in interest-rate futures contracts and options on interest-rate futures contracts. These securities are similar to stock index futures contracts and options on stock index futures contracts, except they derive their price from an underlying interest rate rather than a stock index.

Interest-rate and index swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). Index swaps involve the exchange by a Fund with another party of cash flows based upon the performance of an index of securities. Interest-rate swaps involve the exchange by a Fund with another party of cash flows based upon the performance of a specified interest rate. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. The Funds will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. If a Fund enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. The risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case a Fund may not receive net amount of payments that the Fund contractually is entitled to receive.

FUTURE DEVELOPMENTS. The Funds may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Funds or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Funds' investment objective and legally permissible for a Fund.

DOLLAR ROLL TRANSACTIONS
The Funds may enter into "dollar roll" transactions wherein a Fund sells fixed-income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but a Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is committed to purchase similar securities. In the event the buyer of securities from a Fund under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Funds will engage in dollar roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage.

EMERGING MARKET SECURITIES
Certain Funds invest in equity securities of companies in "emerging markets." The Funds consider countries with emerging markets to include the following: (i) countries with an emerging stock market as defined by the International Finance Corporation; (ii) countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank); and (iii) countries listed in World Bank publications as developing. The adviser may invest in those emerging markets that have a relatively low gross national product per capita, compared to the world's major economies, and which exhibit potential for rapid economic growth. The adviser believes that investment in equity securities of emerging market issuers offers significant potential for long-term capital appreciation.

Equity securities of emerging market issuers may include common stock, preferred stocks (including convertible preferred stocks) and warrants, bonds, notes and debentures convertible into common or preferred stock, equity interests in foreign investment funds or trusts and real estate investment trust securities. The Funds may invest in American Depositary Receipts ("ADRs"), Canadian Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and International Depositary Receipts ("IDRs") of such issuers.

Emerging market countries include, but are not limited to: Argentina, Brazil, Chile, China, the Czech Republic, Columbia, Indonesia, India, Malaysia, Mexico, the Philippines, Poland, Peru, Russia, Singapore, South Africa, Thailand, Taiwan and Turkey. A company is considered in a country, market or region if it conducts its principal business activities there, namely, if it derives a significant portion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed therein or has at least 50% of its assets situated in such country, market or region.

There are special risks involved in investing in emerging-market countries. Many investments in emerging markets can be considered speculative, and their prices can be much more volatile than in the more developed nations of the world. This difference reflects the greater uncertainties of investing in less established markets and economies. The financial markets of emerging markets countries are generally less well capitalized and thus securities of issuers based in such countries may be less liquid. Most are heavily dependent on international trade, and some are especially vulnerable to recessions in other countries. Many of these countries are also sensitive to world commodity prices. Some countries may still have obsolete financial systems, economic problems or archaic legal systems. The currencies of certain emerging market countries, and therefore the value of securities denominated in such currencies, may be more volatile than currencies of developed countries. In addition, many of these nations are experiencing political and social uncertainties.

FIXED-INCOME SECURITIES
Investors  should be aware  that even  though  interest-bearing  securities  are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Long-term securities are affected to a greater extent by interest rates than shorter-term securities. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed to a rating below investment-grade, the particular Fund considers all circumstances deemed relevant in determining whether to continue to hold the security. Certain securities that may be purchased by the Fund, such as those rated "Baa" by Moody's Investors Service, Inc. ("Moody's") and "BBB" by Standard & Poor's Rating Group ("S&P") and Fitch Investors Service, Inc. ("Fitch") may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher-rated fixed-income securities. Securities which are rated "Baa" by Moody's are considered medium-grade obligations; they are neither highly protected nor poorly secured, and are considered by Moody's to have speculative characteristics. Securities rated "BBB" by S&P are regarded as having adequate capacity to pay interest and repay principal, and, while such debt securities ordinarily exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for securities in this category than in higher-rated categories. Securities rated "BBB" by Fitch are considered investment-grade and of satisfactory credit quality; however, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on these securities and, therefore, impair timely payment. If a security held by a Fund is downgraded to a rating below investment-grade, such Fund may continue to hold the security until such time as the adviser determines it to be advantageous for the Fund to sell the security.

FLOATING- AND VARIABLE-RATE OBLIGATIONS
The Funds may purchase floating- and variable-rate obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The adviser, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate and credit risk.

The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

FOREIGN OBLIGATIONS AND SECURITIES
Certain Funds may invest in foreign company stocks which may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer's home country. Concentrated investment in any single country, especially a less developed country, would make the Fund's value more sensitive to economic, currency and regulatory changes within that country.

The Funds may invest in high-quality, short-term debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and short-term debt obligations of foreign governmental agencies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries. Amounts realized on certain foreign securities in which the Funds may invest may be subject to foreign withholding and other taxes that could reduce the return on these obligations. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Funds would otherwise be subject.

The Funds may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within a Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

The Funds may enter into currency forward contracts ("forward contracts") to attempt to minimize the risk to a Fund from adverse changes in the relationship between currencies or to enhance income. A forward contract is an obligation to buy or sell a specific currency for an agreed price at a future date which is individually negotiated and is privately traded by currency traders and their customers. The Funds will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.

The Funds may also invest in foreign securities through ADRs, CDRs, EDRs, IDRs and GDRs or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

For temporary defensive purposes, Funds may invest in fixed-income securities of non-U.S. governmental and private issuers. Such investments may include bonds, notes, debentures and other similar debt securities, including convertible securities.

FORWARD COMMITMENTS, WHEN-ISSUED PURCHASES AND DELAYED-DELIVERY TRANSACTIONS
The Funds may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Delivery and payment on such transactions normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

The Funds will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each such Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

HIGH YIELD/LOWER-RATED DEBT SECURITIES
The Balanced Fund may invest in debt securities that are in low or below investment-grade categories, or are unrated or in default at the time of purchase (also known as high-yield securities or "junk bonds"). Such debt securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and are more volatile than higher-rated securities of similar maturity. The value of such debt securities will be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated debt securities may be less liquid and more difficult to value than higher-rated securities.

The market values of certain high yield/lower-rated debt and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, issuers of high yield/lower-rated debt and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

The risk of loss due to default by such issuers is significantly greater because high yield/lower-rated debt and comparable unrated securities generally are unsecured and frequently are subordinated to senior indebtedness. The Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for high yield/lower-rated debt and comparable unrated securities may diminish the Fund's ability to: (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value; and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

Although the general market for high yield/lower-rated debt and comparable unrated securities is no longer new, the market for such securities has not yet weathered a major sustained economic recession. The effect that such a recession might have on such securities is not known. Any such recession, however, could disrupt severely the market for such securities and adversely affect the value of such securities. Any such economic downturn also could severely and adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

ILLIQUID SECURITIES
The Funds may invest in securities not registered under the Securities Act of 1933, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. The Funds may not invest or hold more than 15% of their net assets in illiquid securities.

INITIAL PUBLIC OFFERINGS
Certain Funds may also invest in smaller companies and initial public offerings which typically have additional risks including more limited product lines, markets and financial resources than larger, more seasoned companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

INTEREST-RATE PROTECTION TRANSACTIONS
To manage its exposure to different types of investments, the Balanced Fund may enter into interest-rate, currency and mortgage (or other asset) swap agreements and may purchase and sell interest-rate "caps," "floors" and "collars." In a typical interest-rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specific amount in return for payments equal to a fixed interest rate on the same amount for a specified period. In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed upon range.

A Fund expects to enter into interest-rate protection transactions to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Funds intend to use these transactions as a hedge and not as a speculative investment.

LOANS OF PORTFOLIO SECURITIES
Each Fund may lend its portfolio securities pursuant to guidelines approved by the Board to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a state, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objective, principal investment strategies and policies of the Fund. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the adviser, or the distributor.

Wells Fargo Bank, N.A. (the "Custodian") acts as Securities Lending Agent for the Funds, subject to the overall supervision of the Funds' investment adviser. Pursuant to an exemptive order granted by the SEC, the Custodian is entitled to receive a portion of the revenues generated by securities lending activities as compensation for its services in this regard.

MONEY MARKET INSTRUMENTS AND TEMPORARY INVESTMENTS
The Funds may invest in the following types of high-quality money market instruments that have remaining maturities not exceeding one year: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's Investors Services, Inc. ("Moody's") or "A-1" or "A-1--" by Standard & Poor's Rating Group ("S&P"), or, if unrated, of comparable quality as determined by the adviser; and (iv) repurchase agreements. The Funds also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; and (ii) in the opinion of the adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.

LETTERS OF CREDIT. Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which the Funds may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of the adviser, are of comparable quality to issuers of other permitted investments of the Funds, may be used for letter of credit-backed investments.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES
The Balanced Fund may invest in mortgage-related securities (also known as mortgage pass-through securities), which represent interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage pass-through securities created by non-government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

PREPAYMENT  AND  EXTENSION  RISK.  The  stated  maturities  of  mortgage-related securities may be shortened by unscheduled prepayments of principal on the underlying mortgages, or extended in rising interest-rate environments.
Therefore, it is not possible to predict accurately the average maturity of a particular mortgage-related security. Variations in the maturities of mortgage-related securities will affect the yield of a Fund. Rates of repayment of principal on mortgage-related securities that are higher or lower than expected may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). The Fund may also invest in investment-grade CMOs. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or the Federal National Mortgage Association ("FNMA"). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. As new types of mortgage-related securities are developed and offered to investors, the adviser will, consistent with a Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

There are risks inherent in the purchase of mortgage-related securities. For example, these securities are subject to a risk that default in payment will occur on the underlying mortgages. In addition to default risk, these securities are subject to the risk that prepayment on the underlying mortgages will occur earlier or later or at a lesser or greater rate than expected. To the extent that the Adviser's assumptions about prepayments are inaccurate, these securities may expose the Funds to significantly greater market risks than expected.

OTHER ASSET-BACKED SECURITIES. The Fund may purchase asset-backed securities unrelated to mortgage loans. These asset-backed securities may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables.

The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities are relatively new instruments and may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities.

OTHER INVESTMENT COMPANIES
The Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) under the 1940 Act, subject to the Funds' non-fundamental investment policies. Currently, under the 1940 Act, a Fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company ("3% Limit"); (ii) 5% of such Fund's total assets with respect to any one investment company; and (iii) 10% of such Fund's total assets. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

ISHARES. The Funds may invest in iShares Trust and iShares, Inc. ("iShares") which are registered investment companies that consist of numerous separate series (each, an "iShares Fund"), each of which seeks investment results similar to the performance of a single stock market or of a group of stock markets in a single geographic location. iShares combine characteristics of stocks with those of index funds. Like stocks, iShares are liquid and can be traded in any number of shares; like index funds, they provide diversification and market tracking. iShares trade on the American Stock Exchange, the Chicago Board of Options Exchange and the New York Stock Exchange in the same way as shares of a publicly held company.

PARTICIPATION INTERESTS
The Funds may purchase participation interests in loans or instruments in which the Funds may invest directly that are owned by banks or other institutions. A participation interest gives a Fund an undivided proportionate interest in a loan or instrument. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation interest.

PRIVATELY ISSUED SECURITIES
The Funds may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to a Fund. Privately issued or Rule 144A securities that are "illiquid" are subject to the Funds' policy of not investing or holding more than 15% of its net assets in illiquid securities. The adviser will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in its evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (E.G., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements, wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. All repurchase agreements will be fully "collateralized," as defined under the 1940 Act. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, a Fund's disposition of the security may be delayed or limited.

 A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days and illiquid securities. A Fund will only enter into repurchase agreements with primary broker-dealers and commercial banks that meet guidelines established by the Board and that are not affiliated with the adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

REVERSE REPURCHASE AGREEMENTS
The Funds may enter into reverse repurchase agreements (an agreement under which a Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Funds may decline below the price at which the Funds are obligated to repurchase the securities. Reverse repurchase agreements may be viewed as a form of borrowing.

SHORT SALES
A short sale is a transaction in which a fund sells a security it does not own in anticipation of a decline in market price. When a Fund makes a short sale, the proceeds it receives are retained by the broker until the Fund replaces the borrowed security. In order to deliver the security to the buyer, the fund must arrange through a broker to borrow the security and, in so doing, the fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. Short sales "against the box" means that the fund owns the securities, which are placed in a segregated account until the transaction is closed out.

The value of securities of any issuer in which a fund maintains a short position that is not "against the box" may not exceed the lesser of 5% of the value of the fund's net assets or 5% of the securities of such class of the issuer. A fund's ability to enter into short sales transactions is limited by the requirements of the 1940 Act.

Short sales by a fund that are not made "against the box" create opportunities to increase the fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since a fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the fund's NAV per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continuously increase, although a fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, a fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

If a fund makes a short sale "against the box," the fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the investment manager believes that the price of a security may decline, causing a decline in the value of a security owned by the fund or a security convertible into or exchangeable for such security. In such case, any future losses in the fund's long position would be reduced by a gain in the short position.

In the view of the SEC, a short sale involves the creation of a "senior security" as such term is defined under the 1940 Act, unless the sale is "against the box" and the securities sold are placed in a segregated account (not with the broker), or unless the fund's obligation to deliver the securities sold short is "covered" by segregating (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash and securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

To avoid limitations under the 1940 Act on borrowing by investment companies, all short sales by each Fund will be "against the box," or the Fund's obligation to deliver the securities sold short will be "covered" by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the market value of its delivery obligation. A Fund will not make short sales of securities or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund's total assets.

SMALL COMPANY SECURITIES
Investments in small capitalization companies carry greater risk than investments in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies; and the trading volume of smaller capitalization companies' securities is normally lower than that of larger capitalization companies and, consequently, generally has a disproportionate effect on market price (tending to make prices rise more in response to buying demand and fall more in response to selling pressure).

Securities owned by a Fund that are traded in the over-the-counter market or on a regional securities exchange may not be traded every day or in the volume typical of securities trading on a national securities exchange. As a result, disposition by a Fund of a portfolio security, to meet redemption requests by other investors or otherwise, may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time.

Investment in small, unseasoned issuers generally carry greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel that have not been tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities (which a Fund may purchase when they are offered to the public for the first time) may have a limited trading market that can adversely affect their sale by a Fund and can result in such securities being priced lower than otherwise might be the case. If other institutional investors engaged in trading this type of security, a Fund may be forced to dispose of its holdings at prices lower than might otherwise be obtained.

STRIPPED SECURITIES
The Balanced Fund may purchase Treasury receipts, securities of government-sponsored enterprises (GSEs), stripped mortgage-backed securities ("SMBs"), and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. The stripped securities the Funds may purchase are issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks, corporations and other institutions at a discount to their face value. These securities generally are structured to make a lump-sum payment at maturity and do not make periodic payments of principal or interest. Hence, the duration of these securities tends to be longer and they are therefore more sensitive to interest-rate fluctuations than similar securities that offer periodic payments over time. The stripped securities purchased by the Funds are not subject to prepayment or extension risk. SMBs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBs that are structured to receive interest only are extremely sensitive to changes in the prevailing interest rates as well as the rate of principal payments (including prepayments) on the related underlying mortgage assets, and are therefore much more volatile than SMBs that receive principal only.

The Fund may purchase participations in trusts that hold U.S. Treasury securities (such as Treasury Investors Growth Receipts (TIGRs) and Certificates of Accrual on Treasury Securities (CATS)) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

SYNTHETIC CONVERTIBLE SECURITIES
The Funds may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables a Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, a Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

UNRATED INVESTMENTS
The Funds may purchase instruments that are not rated if, in the opinion of the adviser, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI.

U.S. GOVERNMENT OBLIGATIONS
The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government obligations"). Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FannieMae notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

WARRANTS
The Funds may invest in warrants. Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. A Fund may only purchase warrants on securities in which the Fund may invest directly. Warrants have no voting rights with respect to the assets of the issuer. Warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the common stock to rise. A warrant becomes worthless if it is not exercised within a specified time period.

ZERO COUPON BONDS
The Balanced Fund may invest in zero coupon bonds. Zero coupon bonds are securities that make no periodic interest payments, but are instead sold at discounts from face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. Because zero coupon bonds bear no interest, they are more sensitive to interest rate changes and are therefore more volatile. When interest rates rise, the discount to face value of the security deepens and the securities decrease more rapidly in value; conversely, when interest rates fall, zero coupon securities rise more rapidly in value as the discount to face value narrows.

NATIONALLY RECOGNIZED STATISTICAL RATINGS ORGANIZATIONS
The ratings of Moody's, S&P and Fitch Investors Service, Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by a Fund, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Fund. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.


                                   MANAGEMENT

The following information supplements and should be read in conjunction with the similar information contained in the Prospectus/Proxy Statement.

TRUSTEES AND OFFICERS
The  Board   supervises  each  Fund's   activities,   monitors  its  contractual
arrangements with various service providers, and decides upon matters of general policy.

GENERAL. The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for each of the [ ] funds comprising the Trust, Wells Fargo Variable Trust and Master Trust (collectively the "Fund Complex" or the "Trusts"). The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 74.

In the table below and throughout this section, information for Trustees who are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("Independent Trustees"), appears separately from the information for the "interested" Trustees.

-------------------------- ---------------------- -------------------------------------- -----------------------------
                            POSITION HELD WITH                                               OTHER PUBLIC COMPANY
  NAME, AGE AND ADDRESS         REGISTRANT/              PRINCIPAL OCCUPATION(S)            OR INVESTMENT COMPANY
                            LENGTH OF SERVICE1             DURING PAST 5 YEARS                  DIRECTORSHIPS
-------------------------- ---------------------- -------------------------------------- -----------------------------
                              INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------
Thomas S. Goho, 62         Trustee,               Wake Forest University, Calloway                   N/A
                           since 1987             School of Business and Accountancy,
                                                  Benson-Priutt Professorship since
                                                  1999, Associate Professor of Finance
                                                  1994-1999.
-------------------------- ---------------------- -------------------------------------- -----------------------------
Peter G. Gordon, 61        Trustee,               Chairman, CEO and Co-Founder of                    N/A
                           since 1998;            Crystal Geyser Water Company and
                           (Lead Trustee, since   President of Crystal Geyser Roxane
                           2001).                 Water Company.
-------------------------- ---------------------- -------------------------------------- -----------------------------
Richard M. Leach, 71       Trustee,               Retired.  Prior thereto, President                 N/A
                           since 1987             of Richard M. Leach Associates (a
                                                  financial consulting firm).
-------------------------- ---------------------- -------------------------------------- -----------------------------
Timothy J. Penny, 52       Trustee,               Senior Counselor to the public                     N/A
                           since 1996             relations firm of Himle-Horner and
                                                  Senior  Fellow at the Humphrey
                                                  Institute,        Minneapolis,
                                                  Minnesota  (a  public   policy
                                                  organization).
-------------------------- ---------------------- -------------------------------------- -----------------------------
Donald C. Willeke, 64      Trustee,               Principal of the law firm of Willeke               N/A
                           since 1996             & Daniels.
-------------------------- ---------------------- -------------------------------------- -----------------------------
                              INTERESTED2 TRUSTEES
----------------------------------------------------------------------------------------------------------------------
Robert C. Brown, 73        Trustee,               Retired. Director, Federal Farm                    N/A
                           since 1992             Credit Banks Funding Corporation and
                                                  Farm Credit System Financial
                                                  Assistance Corporation until
                                                  February 1999.
-------------------------- ---------------------- -------------------------------------- -----------------------------
J. Tucker Morse, 60        Trustee,               Private Investor/Real Estate                       N/A
                           since 1987             Developer; Chairman of White Point
                                  Capital, LLC.
-------------------------- ---------------------- -------------------------------------- -----------------------------
                                    OFFICERS
----------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch, 45       President,             Executive Vice President of Wells                  N/A
                           since 2003             Fargo Bank, N.A.  and President of
                                                  Wells Fargo Funds Management, LLC.
                                                  Senior Vice President and Chief
                                                  Administrative Officer of Wells
                                                  Fargo Funds Management, LLC from
                                                  March 2001 to March 2003.  Vice
                                                  President of Wells Fargo Bank, N.A.
                                                  from December 1997 to May 2000.
-------------------------- ---------------------- -------------------------------------- -----------------------------
Stacie D. DeAngelo, 35     Treasurer,             Vice President of Wells Fargo Bank,                N/A
                           since 2003             N.A. and Vice President of
                                                  Operations   for  Wells  Fargo
                                                  Funds  Management,  LLC. Prior
                                                  thereto, Operations Manager at
                                                  Scudder  Weisel  Capital,  LLC
                                                  from  October 2000 to May 2001
                                                  and  Director  of  Shareholder
                                                  Services    at   BISYS    Fund
                                                  Services from  September  1999
                                                  to October 2000; and Assistant
                                                  Vice  President of  Operations
                                                  with        Nicholas-Applegate
                                                  Capital  Management  from  May
                                                  1993 to September 1999.
-------------------------- ---------------------- -------------------------------------- -----------------------------
C. David Messman, 44       Secretary,             Vice President and Counsel of Wells                N/A
                           since 2000             Fargo Bank, N.A. since January
                                                  1996.   Vice   President   and
                                                  Secretary of Wells Fargo Funds
                                                  Management,  LLC  since  March
                                                  2001.
-------------------------- ---------------------- -------------------------------------- -----------------------------

1 Length of service dates reflect the Trustee's commencement of service with the Trust's predecessor entities, where applicable.

2 BASIS OF INTERESTEDNESS. Robert C. Brown owns securities of Wells Fargo & Company, the parent holding company of the Funds' adviser. J. Tucker Morse is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, but which is not itself affiliated with Wells Fargo Funds Management, LLC.

COMMITTEES. All of the independent Trustees are also members of the Audit and Nominating Committees of the Trust. Whenever a vacancy occurs on the Board, the Nominating Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Nominating Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust's management. Pursuant to the Trust's charter document, only independent Trustees may nominate and select persons to become independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. Shareholder nominees are not considered unless required by or under the 1940 Act. The Nominating Committee meets only as necessary. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent auditors on behalf of the full Board. The Audit Committee operates pursuant to a separate charter.

COMPENSATION. Prior to January 1, 2004, each Trustee received an annual retainer (payable quarterly) of $52,000 from the Fund Complex, and also received a combined fee of $5,000 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,000 for attendance at telephonic Fund Complex Board meetings. In addition, the Lead Trustee of the Fund Complex received an additional $10,000 annual retainer for the additional work and time devoted by the Lead Trustee.

Effective January 1, 2004, each Trustee receives an annual retainer (payable quarterly) of $56,000 from the Fund Complex. Each Trustee also receives a combined fee of $7,000 for attendance at in-person Fund Complex Board meetings, and a $2,000 per meeting combined committee fee. Effective August 15, 2004, each Trustee receives a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Lead Trustee of the Fund Complex receives an additional $10,000 annual retainer for the additional work and time devoted by the Lead Trustee.

The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's Officers are not compensated by the Trust for their services. For the fiscal year ended March 31, 2004, the Trustees received the following compensation:

                                      ------------------------------------------------
                                                       COMPENSATION TABLE
                                                   YEAR ENDED MARCH 31, 2004
                                      ------------------------------------------------
                                      --------------------------- --------------------
                                       TRUSTEE                         COMPENSATION
                                                      INDEPENDENT TRUSTEES
                                           Thomas S. Goho                 $ 77,000
                                           Peter G. Gordon                $ 87,000
                                           Richard M. Leach               $ 77,000
                                           Timothy J. Penny               $ 77,000
                                           Donald C. Willeke              $ 77,000
                                                    INTERESTED TRUSTEES
                                           Robert C. Brown                $ 75,000
                                           J. Tucker Morse                $ 75,000
                                      --------------------------- --------------------

BENEFICIAL EQUITY OWNERSHIP INFORMATION. As of the date of this SAI, Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the amount of equity securities beneficially owned by the Trustees in the Funds, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: 0 = $0; A = $1-$10,000; B = $10,001-$50,000; C = $50,001-$100,000; and D = over $100,000.


                            BENEFICIAL EQUITY OWNERSHIP IN THE FUNDS* AND FUND COMPLEX
                                       CALENDAR YEAR ENDED DECEMBER 31, 2003
--------------- ----- -------- ------ ------- ------ ------ --- ------ ----- ------ ----- ------ ---------- ---------- -------------
                                                                                                                        AGGREGATE
                                                                                                                          DOLLAR
                                                                                                                         RANGE OF
                                                                                                                          EQUITY
                                                                                                                       SECURITIES
                                                                                                                         OF FUND
                                                                                                                         COMPLEX
   TRUSTEE       AP     BAL      CG    DIS     DI     ENT    GR   G&I   LCG    MCD   OPP   OVER    SCD       SMCV       ------------
--------------- ----- -------- ------ ------- ------ ------ --- ------ ----- ------ ----- ------ ---------- ---------- -------------
Thomas S. Goho   0       0       0      0       0      0    0     0     0      0     0      0        0          0           D
--------------- ----- -------- ------ ------- ------ ------ --- ------ ----- ------ ----- ------ ---------- ---------- -------------
Peter G.         0       0       0      0       0      0    0     0     0      0     0      0        0          0           B
Gordon
--------------- ----- -------- ------ ------- ------ ------ --- ------ ----- ------ ----- ------ ---------- ---------- -------------
Richard M.       0       0       0      0       0      0    0     0     0      0     0      0        0          0           0
Leach
--------------- ----- -------- ------ ------- ------ ------ --- ------ ----- ------ ----- ------ ---------- ---------- -------------
Timothy J.       0       0       0      0       0      0    0     0     0      0     0      0        0          0           C
Penny
--------------- ----- -------- ------ ------- ------ ------ --- ------ ----- ------ ----- ------ ---------- ---------- -------------
Donald C.        0       0       0      0       0      0    0     0     0      0     0      0        0          0           B
Willeke
--------------- ----- -------- ------ ------- ------ ------ --- ------ ----- ------ ----- ------ ---------- ---------- -------------
Robert C.        0       0       0      0       0      0    0     0     0      0     0      0        0          0           D
Brown
--------------- ----- -------- ------ ------- ------ ------ --- ------ ----- ------ ----- ------ ---------- ---------- -------------
J. Tucker        0       0       0      0       0      0    0     0     0      0     0      0        0          0           D
Morse
--------------- ----- -------- ------ ------- ------ ------ --- ------ ----- ------ ----- ------ ---------- ---------- -------------

*The Funds are expected to commence operations in the second quarter of 2005.

OWNERSHIP OF SECURITIES OF CERTAIN ENTITIES. None of the independent Trustees and/or their immediate family members own securities of the adviser, any sub-advisers, or the distributor, or any entity controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS. Under Section 15(c) of the 1940 Act, the Board is generally required to approve annually the investment advisory and investment sub-advisory contracts (individually, an "Advisory Agreement," and collectively, the "Advisory Agreements") for the Funds. At each quarterly meeting, the Board will review the performance information and nature of services provided by the investment adviser and sub-advisers. At least annually, the Board will be provided with quantitative and qualitative information to assist it in evaluating whether to approve the continuance of the Advisory Agreements, including comparative fee information, profitability information, performance data, descriptions of the investment philosophy, experience and senior management of the investment adviser and investment sub-adviser (individually, an "Adviser" and collectively, the "Advisers"), and a description of the quality and nature of the services provided by the Advisers.

Before approving an Advisory Agreement with an Adviser, at its regular meeting, called in part for this purpose, on August 10, 2004, the board reviewed fees that would be based on the fees payable under the Advisory Agreement, including any fee waivers or fee caps, as well as any other relationships between the Funds and the Advisers and affiliates. The Board also analyzed each Fund's contractual fees, including investment advisory and sub-advisory fees, administration fees, shareholder servicing fees and Rule 12b-1/distribution fees.

The Board then analyzed each Adviser's background and services that it would provide to the Funds. For example, the Board reviewed and discussed the investment philosophy and experience of the Adviser. The Board discussed the fact that the Adviser has established an investment program for each Fund and would supervise and evaluate the sub-advisers who would make the day-to-day investment decisions for the Funds. The Board recognized that the Investment Adviser has an expertise in hiring and overseeing the activities of the sub-advisers. The Board also recognized that the oversight responsibilities of the Investment Adviser include monitoring Fund compliance with federal securities laws and regulations. The Board reviewed each Adviser's compliance procedures including their internal compliance policies relating to the respective codes of ethics, policies on personal trading, internal compliance procedures relating to the Funds' portfolio investments and operations, the process for monitoring and evaluating work performed by third parties, compliance by the distributor on behalf of the Funds with SEC and other regulatory requirements, maintenance of books and records of the Funds and recordkeeping systems of the Advisers, and other activities and clients of the Advisers. The Board also considered the background and experience of the senior management of each Adviser, and the level of attention expected to be given to the Funds by such persons. In evaluating the Advisers, the Board recognized that it has the size, visibility and resources to attract and retain highly qualified investment professionals, including research, advisory and marketing personnel.

In addition to the above considerations, the Board also analyzed certain additional factors relating specifically to the sub-advisers. For example, the Board considered the sub-adviser's investment strategies, research capabilities, means for executing portfolio transactions and scope of investment services. The Board reviewed the sub-advisers' procedures for selecting brokers to execute portfolio transactions for the Funds. More specifically, the Board reviewed the factors that the sub-advisers will consider prior to selecting a broker to execute portfolio transactions. One such factor is the sub-advisers' consideration of obtaining research services or other soft dollar arrangements through the allocation of Fund brokerage. The Board also considered the standards and performance in seeking best execution, whether and to what extent soft dollar credits would be sought and how any such credits would be utilized, the benefits from using an affiliated broker, the extent to which efforts would be made to recapture transaction costs, and the existence of quality controls applicable to the Funds' investment portfolios. Finally, the Board reviewed the sub-advisers' method for allocating portfolio opportunities among the Funds and other advisory clients.

Based on the above analysis,  which, in summary, included the following factors:
(i) the quality of services provided by each of the Advisers; (ii) the scope of each Adviser's background and experience; (iii) an analysis of advisory fees expected to be paid by the Funds, the Board determined that the Advisory Agreements, including the fee levels, were fair and reasonable in light of all relevant circumstances.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC ("Funds Management"), an indirect wholly owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, is the investment adviser for the Funds. Funds Management is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. As compensation for its advisory services, Funds
Management is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

------------------------------------ -------------------------------- --------------------------------
               FUND                            BREAKPOINTS             ANNUAL RATE (AS A PERCENTAGE
                                                                              OF NET ASSETS)
------------------------------------ -------------------------------- --------------------------------
Asia Pacific Fund                                  0-499M                          1.10%
                                                 500-999M                          1.05%
                                                  1-2.99B                          1.00%
                                                  3-4.99B                          0.975%
                                                   >4.99B                          0.95%
------------------------------------ -------------------------------- --------------------------------
                                                   0-499M                          0.65%
                                                 500-999M                          0.60%
Balanced Fund                                     1-2.99B                          0.55%
                                                  3-4.99B                          0.525%
                                                   >4.99B                          0.50%
------------------------------------ -------------------------------- --------------------------------
                                                   0-499M                          0.75%
                                                 500-999M                          0.70%
Capital Growth Fund                               1-2.99B                          0.65%
                                                  3-4.99B                          0.625%
                                                   >4.99B                          0.60%
----------------------------------- -------------------------------- ----------------------------------
                                                   0-499M                          0.75%
                                                 500-999M                          0.70%
Discovery Fund                                    1-2.99B                          0.65%
                                                  3-4.99B                          0.625%
                                                   >4.99B                          0.60%
------------------------------------ -------------------------------- --------------------------------
                                                   0-499M                          0.75%
                                                 500-999M                          0.70%
Dividend Income Fund                              1-2.99B                          0.65%
                                                  3-4.99B                          0.625%
                                                   >4.99B                          0.60%
------------------------------------ -------------------------------- --------------------------------
                                                  0-4.99M                          0.75%
                                                 500-999M                          0.70%
Enterprise Fund                                   1-2.99B                          0.65%
                                                  3-4.99B                          0.625%
                                                   >4.99B                          0.60%
------------------------------------ -------------------------------- --------------------------------
                                                   0-499M                          0.75%
                                                 500-999M                          0.70%
Growth Fund                                       1-2.99B                          0.65%
                                                  3-4.99B                          0.625%
                                                   >4.99B                          0.60%
------------------------------------ -------------------------------- --------------------------------
                                                   0-499M                          0.75%
                                                 500-999M                          0.70%
Growth and Income Fund                            1-2.99B                          0.65%
                                                  3-4.99B                          0.625%
                                                   >4.99B                          0.60%
------------------------------------ -------------------------------- --------------------------------
                                                   0-499M                          0.75%
                                                 500-999M                          0.70%
Large Cap Growth Fund                             1-2.99B                          0.65%
                                                  3-4.99B                          0.625%
                                                   >4.99B                          0.60%
------------------------------------ -------------------------------- --------------------------------
                                                   0-499M                          0.75%
                                                 500-999M                          0.70%
Mid Cap Disciplined Fund                          1-2.99B                          0.65%
                                                  3-4.99B                          0.625%
                                                   >4.99B                          0.60%
------------------------------------ -------------------------------- --------------------------------
                                                   0-499M                          0.75%
                                                 500-999M                          0.70%
Opportunity Fund                                  1-2.99B                          0.65%
                                                  3-4.99B                          0.625%
                                                   >4.99B                          0.60%
------------------------------------ -------------------------------- --------------------------------
                                                   0-499M                          0.95%
                                                 500-999M                          0.90%
Overseas Fund                                     1-2.99B                          0.85%
                                                  3-4.99B                          0.825%
                                                   >4.99B                          0.80%
------------------------------------ -------------------------------- --------------------------------
Small Cap Disciplined Fund                         0-499M                          0.90%
                                                 500-999M                          0.85%
                                                  1-2.99B                          0.80%
                                                  3-4.99B                          0.775%
                                                   >4.99B                          0.75%
------------------------------------ -------------------------------- --------------------------------
                                                   0-499M                          0.90%
                                                 500-999M                          0.85%
Small/Mid Cap Value Fund                          1-2.99B                          0.80%
                                                  3-4.99B                          0.775%
                                                   >4.99B                          0.75%
------------------------------------ -------------------------------- --------------------------------

         GENERAL. Each Fund's Advisory Agreement will continue in effect for more than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Board and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any such party. A Fund's Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

INVESTMENT SUB-ADVISERS
Funds Management has engaged New Star Institutional Managers Limited ("New Star"), Matrix Asset Advisors, Inc. ("Matrix") and Wells Capital Management Incorporated ("Wells Capital Management") to serve as investment sub-advisers to the Funds (collectively, the "Sub-Advisers"). Subject to the direction of the Trust's Board and the overall supervision and control of Funds Management and the Trust, the Sub-Advisers make recommendations regarding the investment and reinvestment of the Funds' assets. The Sub-Advisers furnish to Funds Management periodic reports on the investment activity and performance of the Funds. The Sub-Advisers also furnish such additional reports and information as Funds Management and the Trusts' Boards and Officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to a Sub-Adviser.

For providing sub-advisory services, New Star, Matrix and Wells Capital Management are entitled to receive monthly fees at the annual rate as described below.

-------------------------------- --------------------- ------------------------
             FUND                    SUB-ADVISER                 FEE
-------------------------------- --------------------- ------------------------
Asia Pacific                     Wells Capital              0-200M   0.45%
                                 Management                  >200M   0.35%
-------------------------------- --------------------- ------------------------
Balanced                         Wells Capital             0-1000M   0.25%
                                 Management                 >1000M   0.20%
-------------------------------- --------------------- ------------------------
                                                             0-200M   0.35%
Capital Growth                    Wells Capital            200-400M   0.30%
                                  Management                  >400M   0.25%
------------------------------- --------------------- ------------------------
Discovery                        Wells Capital              0-200M   0.35%
                                 Management                  >200M   0.30%
-------------------------------- --------------------- ------------------------
                                                            0-200M   0.35%
Dividend Income                  Wells Capital            200-400M   0.30%
                                 Management                  >400M   0.25%
-------------------------------- --------------------- ------------------------
Enterprise                       Wells Capital              0-200M   0.35%
                                 Management                  >200M   0.30%
-------------------------------- --------------------- ------------------------
                                                            0-200M   0.35%
Growth                           Wells Capital            200-400M   0.30%
                                 Management                  >400M   0.25%
-------------------------------- --------------------- ------------------------
Growth and Income                                          0-250M   0.25%
                                     Matrix              250-500M   0.18%
                                                            >500M   0.16%
------------------------------ --------------------- ------------------------
Large Cap Growth                 Wells Capital              0-200M   0.35%
                                 Management               200-400M   0.30%
                                                             >400M   0.25%
------------------------------- --------------------- ------------------------
Mid Cap Disciplined              Wells Capital              0-200M   0.35%
                                 Management                  >200M   0.30%
-------------------------------- --------------------- ------------------------
Opportunity                      Wells Capital              0-200M   0.35%
                                 Management                  >200M   0.30%
-------------------------------- --------------------- ------------------------
                                                             0-50M   0.35%
Overseas                         New Star                  50-550M   0.29%
                                                             >550M   0.20%
-------------------------------- --------------------- ------------------------
Small Cap Disciplined            Wells Capital              0-200M   0.35%
                                 Management                  >200M   0.30%
-------------------------------- --------------------- ------------------------
Small/Mid Cap Value              Wells Capital           0-200M      0.35%
                                 Management                 >200M    0.30%
-------------------------------- --------------------- ------------------------

ADMINISTRATOR
The Trust has retained Funds Management (the "Administrator") as administrator on behalf of the Funds pursuant to an Administration Agreement. Under the Administration Agreement with the Trust, Funds Management provides, among other things: (i) general supervision of the Funds' operations, including communication, coordination and supervision services with regard to the Funds' transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services; (ii) coordination of the preparation and filing of reports and other information materials regarding the Funds, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Funds' investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds' transfer agent, custodian and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services.

In addition, Funds Management has agreed to pay all of the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as Administrator. Because the administrative services provided by Funds Management vary by class, the fees payable to Funds Management also vary by class. For providing administrative services, including paying the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee at the rates indicated below, as a percentage of each Fund's (except for the Investor Class shares of the Asia Pacific, Dividend Income, Growth and Income, Large Cap Growth, Overseas Funds and the Advisor Class shares of the Growth and Income Fund) average daily net assets:

          ---------------------------------------- ------------------- ------------------
                              CLASS ASSET LEVEL FEE
          ---------------------------------------- ------------------- ------------------
          ---------------------------------------- ------------------- ------------------
          Class C and Advisor Class Shares               0-4.99B             0.33%
                                                        5B-9.99B             0.32%
                                                         > 9.99B             0.31%
          ---------------------------------------- ------------------- ------------------
          Institutional Class Shares                     0-4.99B             0.15%
                                                        5B-9.99B             0.14%
                                                         > 9.99B             0.13%
          ---------------------------------------- ------------------- ------------------
          Investor Class Shares                          0-4.99B             0.50%
                                                        5B-9.99B             0.49%
                                                         > 9.99B             0.48%
          ---------------------------------------- ------------------- ------------------
          Select Class Shares                            0-4.99B             0.13%
                                                        5B-9.99B             0.12%
                                                         > 9.99B             0.11%
          ---------------------------------------- ------------------- ------------------

On behalf of the Asia Pacific, Dividend Income, Growth and Income, Large Cap Growth and Overseas Funds, Funds Management is entitled to receive an annual administrative fee for the following classes of shares at the rates indicated below, as a percentage of each Fund's average daily net assets:

          ---------------------------------------- ------------------- ------------------
                        FUND/CLASS                    ASSET LEVEL             FEE
          ---------------------------------------- ------------------- ------------------
          Asia Pacific - Investor Class                 0-4.99B              0.30%
                                                        5B-9.99B             0.29%
                                                         >9.99B              0.28%
          ---------------------------------------- ------------------- ------------------
                                                        0-4.99B              0.42%
          Dividend Income - Investor Class              5B-9.99B             0.41%
                                                         >9.99B              0.40%
          ---------------------------------------- ------------------- ------------------
          Growth and Income - Advisor Class             0-4.99B              0.28%
                                                        5B-9.99B             0.27%
                                                         >9.99B              0.26%
          ---------------------------------------- ------------------- ------------------
          Growth and Income - Investor Class            0-4.99B              0.45%
          Large Cap Growth - Investor Class             5B-9.99B             0.44%
          Overseas - Investor Class                      >9.99B              0.43%
          ---------------------------------------- ------------------- ------------------

DISTRIBUTOR
Stephens Inc. ("Stephens" or the "Distributor"), located at 111 Center Street, Little Rock, Arkansas 72201, currently serves as distributor for the Funds. Wells Fargo Funds Distributor LLC ("Funds Distributor"), located at 525 Market Street, San Francisco, California 94105, will serve as the distributor for the Funds when they commence operations in the second quarter of 2005. The Growth Fund, which offers Class C shares, has adopted a distribution plan (a "Plan") under Section 12(b) under the 1940 Act and Rule 12b-1 thereunder (the "Rule") for its Class C shares. The Plan was adopted by the Board, including a majority of the Trustees who were not "interested persons" (as defined under the 1940
Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees"). Under the Plan and pursuant to the related Distribution Agreement, the Class C shares of the Fund pay Stephens, on a monthly basis, an annual fee of 0.75% of the average daily net assets attributable to the Class C shares of the Fund as compensation for distribution-related services or as reimbursement for distribution-related expenses.

The actual fee payable to the Distributor by the Fund is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

GENERAL. The Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of a Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of a Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees and the Non-Interested Trustees.

The Plan provides that the Treasurer of Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such Non-Interested Trustees.

Wells Fargo Bank and Funds Management, interested persons (as that term is defined under Section 2(a)(19) under the 1940 Act) of the Trust, act as selling agents for the Fund shares pursuant to selling agreements with Stephens authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Board has concluded that the Plan is reasonably likely to benefit the Fund and its shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Fund is designed to serve. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (I.E., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Fund, selling or servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.

The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (I.E., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Fund, selling or servicing agents may receive significant additional payments directly from the Adviser, Distributor, or their affiliates in connection with the sale of Fund shares. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

SHAREHOLDER SERVICING AGENT
The Funds have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing these services, a Shareholder Servicing Agent is entitled to an annual fee from the applicable Fund of 0.25% of the average daily net assets of the Class C, Advisor Class, Institutional Class and Investor Class shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Trustees and provide that a Fund shall not be obligated to make any payments under such plans or related agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

GENERAL. The Shareholder Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Trustees and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by a vote of a majority of the Board, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

The Shareholder Servicing Plan requires that the Administrator of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Shareholder Servicing Plan.

CUSTODIAN
Wells  Fargo  Bank,  N.A.  (the  "Custodian"),   located  at  6th  &  Marquette,
Minneapolis, Minnesota 55479, acts as custodian for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase, sale or maturity; collects and receives all income, other payments and distributions on account of the assets of each Fund; and pays all expenses of each Fund. For its services, the Custodian is entitled to receive an annual fee of 0.02% of the average daily net assets of each Fund, except for the Overseas Fund and Asia Pacific Fund. The Custodian is entitled to receive an annual fee of 0.10% of the average daily net assets of the Overseas Fund and 0.25% of the average daily net assets of the Asia Pacific Fund.

FUND ACCOUNTANT
PFPC, Inc. ("PFPC"), located at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as fund accountant for the Funds. For these services, PFPC is entitled to receive an annual base fee of $6,000 from each Fund and a monthly fee of $500 per class for each class greater than one. PFPC also receives an annual complex-wide fee, calculated based upon the aggregate average net assets of all of the fund and portfolios of the Trusts (excluding Wells Fargo Master Trust portfolios) and payable monthly, as indicated in the chart below. Each Fund's share of the annual complex-wide fee would be based on its proportionate share of the aggregate average net assets of all of the Funds and portfolios of the Trust and Variable Trust (excluding Wells Fargo Master Trust portfolios). Finally, PFPC is entitled to receive certain out-of-pocket costs.

                     -------------------------------------- -------------------------------------
                           AVERAGE DAILY NET ASSETS               ANNUAL ASSET-BASED FEES
                     -------------------------------------- -------------------------------------
                                 $0-85 billion                            0.0057%
                     -------------------------------------- -------------------------------------
                                 > $85 billion                            0.0025%
                     -------------------------------------- -------------------------------------

TRANSFER AND DIVIDEND DISBURSING AGENT
Boston Financial Data Services, Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as transfer and dividend disbursing agent for the Funds. For providing such services, BFDS is entitled to receive fees from the Administrator.

UNDERWRITING COMMISSIONS
Stephens currently serves as the principal underwriter distributing securities of the Funds on a continuous basis. Funds Distributor will serve as the principal underwriter distributing securities of the Funds on a continuous basis once they commence operations in the second quarter of 2005.

CODE OF ETHICS
The Fund Complex, the Adviser and the Sub-Advisers each have adopted a code of ethics, which contains policies on personal securities transactions by "access persons." These policies comply with Rule 17j-1 under the 1940 Act. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. For purposes of a code of ethics, an access person means (i) a director, trustee or officer of a fund or investment adviser; (ii) any employee of a fund or investment adviser (or any company in a control relationship to a fund or investment adviser) who, in connection with his or her regular functions or duties makes, participates in, or obtains information about the purchase or sale of securities by a fund, or whose functions relate to the making of any recommendations with respect to the purchases or sales; and (iii) any natural person in a control relationship to a fund or investment adviser who obtains information concerning recommendations made to a fund regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions under Rule 17j-1. The above restrictions do not apply to purchases or sales of certain types of securities, including shares of open-end investment companies that are unaffiliated with the Wells Fargo Funds family, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, the Adviser and the Sub-Advisers are on public file with, and available from, the SEC.


                        DETERMINATION OF NET ASSET VALUE

NAV per share for each Fund is determined as of the close of regular trading at 4:00 p.m. (Eastern time) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Funds' shares.

Each Fund's investments are generally valued at current market prices. If a security trades on an exchange, it is generally valued based on the last sale price during the regular trading session ("closing price"); if no sale has occurred, the security is valued based on the latest bid quotation. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on The Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. A Fund is required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if an accurate market quotation is not readily available, i.e., if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value. This situation may result if, among other things, a significant event occurs after the closing price or the latest bid price but before a Fund calculates its NAV that materially affects the value of the security. The Adviser uses various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a market quotation is readily available and, if not, what fair value to assign to the security. In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair valuation assigned to a particular security is accurate.

Money market instruments and debt instruments maturing in 60 days or less are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices for fixed-income and other securities may be furnished by a reputable independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Funds may be purchased on any day a Fund is open for business. Each Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is generally closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

Purchase orders for a Fund that are received before such Fund's NAV calculation time generally are processed at such time on that Business Day. Purchase orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Funds will close early. On these days, the NAV calculation time and the dividend, purchase and redemption cut-off times for the Funds may be earlier than their stated NAV calculation time described above.

Payment for shares may, in the discretion of the adviser, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment, please contact the Distributor. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

The Funds reserve the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. Each Fund may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act. In addition, each Fund may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund.

PURCHASES AND REDEMPTIONS FOR EXISTING WELLS FARGO FUNDS ACCOUNT HOLDERS VIA THE INTERNET. All existing shareholders who purchased their shares directly from Wells Fargo Funds may purchase additional shares of classes of Funds that they already own, and redeem existing shares, via the Internet. For purchases, such account holders must have a bank account linked to their Wells Fargo Funds account. Redemptions may be deposited into a linked bank account or mailed via check to the shareholder's address of record. We expect that in the future, Internet account access will be available for institutional clients of the Wells Fargo Funds. Shareholders should contact Investor Services at 1-800-222-8222 or log on at www.wellsfargo.com for further details. Shareholders who hold their shares in a brokerage account should contact their selling agent.

PURCHASES AND REDEMPTIONS THROUGH BROKERS AND/OR THEIR AFFILIATES. A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectus/Proxy Statement in the section entitled "Comparison of Account Features and Services." The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.

REDUCED SALES CHARGES FOR CERTAIN HOLDERS OF CLASS C SHARES. No CDSC is imposed on redemptions of Class C shares where a fund did not pay a sales commission at the time of purchase.


                             PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust's Board and the Adviser, a Fund's Sub-Adviser is responsible for each Fund's investment decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Adviser to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer's risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction; the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm; the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission. While each Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

Purchases and sales of equity securities on a securities exchange are effected through broker-dealers who charge a negotiated commission for their services. Orders may be directed to any broker-dealers including, to the extent and in the manner permitted by applicable law, Stephens or affiliated brokers. In the over-the-counter market, securities are generally traded on a "net" basis with broker-dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the broker-dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

Purchases and sales of non-equity securities usually will be principal transactions. Funds' portfolio securities normally will be purchased or sold from or to broker-dealers serving as market makers for the securities at a net price. Each of the Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of broker-dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Fund may purchase securities from underwriting syndicates of which Stephens or Funds Management is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Trustees.

In placing orders for portfolio securities of a Fund, the Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that a Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, the Adviser oversees each Sub-Adviser's trade execution procedures to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

The Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, the Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer. A Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, the Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the advisory contracts, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which the Sub-Adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds.

PORTFOLIO TURNOVER. The portfolio turnover rate is not a limiting factor when the Sub-Adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of a Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also may result in adverse tax consequences to a Fund's shareholders.


                                  FUND EXPENSES

From time to time, Funds Management may waive fees from a Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Funds Management or any of its affiliates; Advisory, shareholder servicing and administration fees; payments pursuant to any plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, and any extraordinary expenses. Expenses attributable to the Funds are charged against a Fund's assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board deems equitable.


                              FEDERAL INCOME TAXES

The following information should be read in conjunction with the similar information found in the Prospectus/Proxy Statement. This section of the SAI provides additional information concerning federal income taxes. It is based on the Internal Revenue Code (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

A shareholder's tax treatment may vary depending upon his or her particular situation. This discussion only applies to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as: insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts ("IRAs")), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to that discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners as to the particular federal tax consequences to them of an investment in a Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

GENERAL. The Trust intends to continue to qualify each Fund as a "regulated investment company" under Subchapter M of the Code, as long as such qualification is in the best interests of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, rather than to the Trust as a whole. Furthermore, each Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

In order to qualify as a regulated investment company under the Code, each Fund must, among other things, derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts). Pursuant to future regulations, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains which are directly related to a Fund's principal business of investing in stock or securities. Each Fund must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), or in two or more issuers the Fund controls and which are engaged in the same or similar trades or businesses. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, as well as 90% of its net tax-exempt income earned in each taxable year. A Fund generally will not be subject to federal income tax on the investment company taxable income and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, a Fund may make the distributions in the following taxable year. Furthermore, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

If, in any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, such Fund would be taxed in the same manner as an ordinary corporation without any deduction for distributions to shareholders, and all distributions from the Fund's earnings and profits (including any distributions of net tax-exempt income and net long-term capital gains) to its shareholders would be taxable as ordinary income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute such capital gains. The Funds cannot carry back or carry forward any net operating losses.

EQUALIZATION ACCOUNTING. Under the Code, the Funds may use the so-called "equalization method" of accounting to allocate a portion of their "earnings and profits," which generally equals a Fund's undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Funds, and thus the use of this method may be subject to IRS scrutiny.

EXCISE TAX. A 4% nondeductible excise tax will be imposed on each Fund's net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute during each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its net capital gains (adjusted for ordinary losses) for the 12 month period ending on October 31, and all of its ordinary income and capital gains from previous years that were not distributed during such years. Each Fund intends to actually or be deemed to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax.

TAXATION OF FUND INVESTMENTS. In general, if a Fund realizes gains or losses on the sale of portfolio securities, such gains or losses will be capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount ("OID"), such as a zero-coupon bond, the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold.

If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed "Section 1256 contracts." A Fund will be required to "mark to market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the mark-to-market rule and the "60%/40%" rule.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount and timing of recognition of the Fund's income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss for a year exceeds a Fund's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code, which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forward, or option contracts comprising a part of such straddles are governed by Section 1256 of the Code, described above. A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income of long-term capital gain, may be increased or decreased substantially as compared to if a Fund had not engaged in such transactions.

If a Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund's holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon a Fund's holding period in the property and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain a Fund may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

"Passive foreign investment corporations" ("PFICs") are generally defined as foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income. If a Fund acquires any equity interest (which generally includes not only stock but also an option to acquire stock such as is inherent in a convertible bond under proposed Treasury Regulations) in a PFIC, the Fund could be subject to federal income tax and IRS interest charges on "excess distributions" received from the PFIC or on gain from the sale of stock in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions would have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments. Because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, however, a Fund may incur the tax and interest charges described above in some instances.

Rules governing the federal income tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be jeopardized. The Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

TAXATION OF DISTRIBUTIONS. For federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata over the entire year. All distributions paid out of a Fund's earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported on each shareholder's federal income tax return. Distributions in excess of a Fund's earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in his or her Fund shares and then capital gain. A Fund may make distributions in excess of earnings and profits to a limited extent, from time to time.

Distributions designated by a Fund as a capital gain distribution will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Each Fund will designate capital gains distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. Government, if the Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax -free treatment. This exemption may not apply to corporate shareholders.

SALES AND EXCHANGES OF FUND SHARES. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges his or her Fund shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange. Under certain circumstances, an individual shareholder receiving qualified dividend income from a Fund, explained further below, may be required to treat a loss on the sale or exchange of Fund shares as a long-term capital loss.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be included in the tax basis of the purchased shares.

If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. This loss disallowance rule does not apply to losses realized under a periodic redemption plan.

FOREIGN TAXES. Amounts realized by a Fund on foreign securities may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. However, none of the Funds expect to qualify for this election.

FEDERAL INCOME TAX RATES. As of the printing of this SAI, the maximum individual federal income tax rate applicable to (i) ordinary income generally is 35%; (ii) net capital gain realized prior to May 6, 2003 generally is 20%; and (iii) net capital gain realized on or after May 6, 2003 generally is 15%. The date on which a Fund sells or exchanges a security is the date used in determining whether any net capital gain from such sale or exchange distributed to an individual shareholder will qualify for the pre-May 6 or post-May 5 net capital gain federal income tax rate.

Current federal income tax law also provides for a maximum individual federal income tax rate applicable to "qualified dividend income" of 15%. In general, "qualified dividend income" is income attributable to dividends received from certain domestic and foreign corporations on or after January 1, 2003, as long as certain holding period requirements are met. If 95% or more of a Fund's gross income constitutes qualified dividend income, all of its distributions will be treated as qualified dividend income in the hands of individual shareholders, as long as they meet certain holding period requirements set forth below for their Fund shares. If less than 95% of the Fund's income is attributable to qualified dividend income, then only the portion of the Fund's distributions that are attributable to and designated as such in a timely manner will be so treated in the hands of individual shareholders. A Fund will only be treated as realizing qualified dividend income to the extent it receives dividends from certain domestic and foreign corporations and the Fund has held the shares of the stock producing the dividend for at least 61 days during the 120-day period beginning on the date that is 60 days before the date on which such shares became ex-dividend. A longer holding period applies to investments in preferred stock. (Only dividends from direct investments will qualify. Payments received by the Fund from securities lending, repurchase and other derivative transactions ordinarily will not.) Furthermore, an individual Fund shareholder can only treat a Fund distribution designated as qualified dividend income as such if he or she as held the Fund shares producing the distribution for at least 61 days during the 120-day period beginning on the date that is 60 days before the date on which such shares became ex-dividend. No assurance can be given as to what portion, if any, of the Fund's dividend income distributed to shareholders will qualify for the reduced rate of taxation.

The maximum corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Marginal tax rates may be higher for some shareholders to reduce or eliminate the benefit of lower marginal income tax rates. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various "sunset" provisions of laws enacted in 2001 and 2004.

BACKUP WITHHOLDING. The Trust may be required to withhold, subject to certain exemptions, at a rate of 28% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder, unless the shareholder generally certifies under penalties of perjury that the "taxpayer identification number" ("TIN"), generally the shareholder's social security or employer identification number, provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. This tax is not an additional federal income tax imposed on the shareholder, and the shareholder may claim the tax withheld as a tax payment on his or her federal income tax return, provided that the required information is furnished to the IRS. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase in future years under "sunset" provisions of law enacted in 2001.

TAX-DEFERRED PLANS. The shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts, including IRAs, [Simplified Employee Pension Plans ("SEP-IRAs"), Savings Incentive Match Plans for Employees ("SIMPLE Plans"), Roth IRAs, and Coverdell Education Savings Accounts] [need to confirm]. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through a tax-advantaged plan or account.

CORPORATE SHAREHOLDERS. Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. In general, a distribution by a Fund attributable to dividends of a domestic corporation will only be eligible for the deduction if:
(i) the corporate shareholder holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and
(ii) the Fund holds the shares of the domestic corporation producing the dividend income in an unleveraged position for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Fund becomes entitled to such dividend income. A longer holding period applies to investments in preferred stock.

FOREIGN SHAREHOLDERS. Under the Code, distributions attributable to ordinary income, net short-term capital gain and certain other items realized by a Fund and paid to a nonresident alien individual, foreign trust (I.E., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (I.E., the income of which is not subject to U.S. tax regardless of source) or foreign corporation ( "foreign shareholders") generally will be subject to a withholding tax at a flat rate of 30% or a lower treaty rate, if an income tax treaty applies, provided the Fund obtains a properly completed and signed certificate of foreign status. This tax generally is not refundable. However, if a distribution paid by a Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder, the withholding tax will not apply and the distribution will be subject to the reporting and withholding requirements generally applicable to U.S. persons. In general, foreign shareholders' capital gains realized on the disposition of Fund shares and capital gains distributions are not subject to federal income tax, withholding or otherwise, provided the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) the gains or losses are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder, or (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met. If the capital gains or losses are effectively connected with a U.S. trade or business or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an income tax treaty, the reporting and withholding requirements applicable to U.S. persons generally applies. If the capital gains and losses are not effectively connected for this purpose, but the foreign shareholder exceeds the 183 day limitation, the gains will be subject to a withholding tax at a flat rate of 30% or the lower treaty rate, if an income tax treaty applies.

If a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the U.S. at the time of the shareholder's death, Fund shares will be deemed property situated in the U.S. and will be subject to federal estate taxes (at graduated rates of 18% to 55% of the total value, less allowable deductions and credits). In general, no federal gift tax will be imposed on gifts of Fund shares made by foreign shareholders.

The availability of reduced U.S. taxes pursuant to the 1972 Convention or the applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof, and may, under certain circumstances, depend upon the foreign shareholder making a satisfactory demonstration to U.S. tax authorities that the shareholder qualifies as a foreign person under federal income tax laws and the 1972 Convention.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.


                      PROXY VOTING POLICIES AND PROCEDURES

Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Variable Trust (the "Trusts") and Wells Fargo Funds Management, LLC ("Funds Management") have adopted policies and procedures ("Procedures") that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders.

The responsibility for voting proxies relating to the Funds' portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While the Funds do not purchase securities to exercise control or to seek to effect corporate change through share ownership, they support sound corporate governance practices within companies in which they invest and reflect that support through their proxy voting process.

Funds Management has established a Proxy Voting Committee (the "Proxy Committee") that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted.

The Procedures set forth Funds Management's general position on various proposals, such as:

- ROUTINE ITEMS - Funds Management will generally vote for the ratification of auditors, uncontested director or trustee nominees, changes in company name and other procedural matters related to annual meetings.

- CORPORATE GOVERNANCE - Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification.

- ANTI-TAKEOVER MATTERS - Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company's poison pill.

- MERGERS/ACQUISITIONS AND CORPORATE RESTRUCTURINGS - the Proxy Committee will examine these items on a case-by-case basis.

- SHAREHOLDER RIGHTS - Funds Management will generally vote against proposals that may restrict shareholder rights.

In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Funds' voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, either the Proxy Committee will instruct the proxy voting agent to vote in accordance with the recommendation the proxy voting agent makes to its clients generally, or the Trust's Board will exercise its authority to vote on the matter. In addition, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

In order to not hinder possible economic benefits to the Funds and Fund shareholders, Funds Management will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, securities on loan will typically not be recalled to facilitate voting. However, if the Proxy Committee determines that the importance of the matter to be voted upon outweighs any potential loss of benefits or revenue, the security will be recalled for voting.

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 will be available annually through the Funds' website at wellsfargofunds.com and on the Commission's website at http://www.sec.gov.


                                  CAPITAL STOCK

The Funds are fourteen of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

Most of the Trust's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a CDSC, that are offered to retail investors. Certain of the Trust's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a fund represents an equal, proportionate interest in a fund with all other shares. Shareholders bear their pro rata portion of the Fund's operating expenses, except for certain class-specific expenses (E.G., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Shareholder Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

All shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract, since it affects only one Fund, is a matter to be determined separately by series. Approval by the shareholders of one series is effective as to that series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those series.

As used in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a class of a Fund, means the vote of the lesser of
(i) 67% of the shares of such class of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of such class of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of such class of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued, will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets
attributable  to  that  Fund  that  are  available  for   distribution,   and  a
distribution of any general assets not attributable to a particular Fund or investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

As of the date of this SAI, there are no shareowners in the Funds, as they are not expected to commence operations until the second quarter of 2005.


                                      OTHER

The Trust's Registration Statement and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectus/Proxy Statement or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus/Proxy Statement are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.


                                     COUNSEL

Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectus/Proxy Statement.


                              INDEPENDENT AUDITORS

KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

A. 1

                                    APPENDIX

The following is a description of the ratings given by S&P and Moody's to corporate and municipal bonds and corporate and municipal commercial paper.

CORPORATE BONDS

S&P

     S&P rates the long-term debt obligations issued by various entities in categories ranging from "AAA" to "D," according to quality, as described below. The first four ratings denote investment-grade securities.

     AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

     A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

     BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments.

     B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

     CCC - Debt CCC is currently vulnerable and is dependent upon favorable business, financial, and economic conditions to meet timely interest and principal payments.

     Plus (+) or minus (-) - The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     CC - Debt rated CC is currently highly vulnerable to nonpayment. Debt rated CC is subordinate to senior debt rated CCC.

     C - Debt rated C is currently highly vulnerable to nonpayment. Debt rated C is subordinate to senior debt rated CCC-. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. Debt rated C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

     D - Debt rated D is currently in default, where payment of interest and/or repayment of principal is in arrears.

MOODY'S
Moody's rates the long-term debt obligations issued by various entities in categories ranging from "Aaa" to "C," according to quality, as described below. The first four denote investment grade securities.

     Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk, and interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A - Bonds rated A possess many favorable investment attributes and are to be considered upper to medium investment-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds rated Baa are considered medium-grade (and still investment-grade) obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds rated Ca are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

     C - Bonds rated C are the lowest rated class of bonds. Such bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing.

In addition, Moody's applies numerical modifiers (1, 2 and 3) to rating categories. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

SHORT-TERM ISSUE CREDIT RATINGS (INCLUDING COMMERCIAL PAPER)

     S&P:

     A-1 - Debt rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2 - Debt rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3 - Debt rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B - Debt rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C - Debt rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D - Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody's:

     Prime-1: Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations.

     Prime-2: Issuers rated Prime-2 have a strong ability to repay senior short-term debt obligations, but earnings trends, while sound, will be subject to more variation.

     Prime-3: Issuers rated Prime-3 have acceptable credit quality and an adequate capacity for timely payment of short-term deposit obligations.

     Not Prime: Issuers rated Not Prime have questionable to poor credit quality and an uncertain capacity for timely payment of short-term deposit obligations.

                             WELLS FARGO FUNDS TRUST
                            Telephone: 1-800-222-8222

                       STATEMENT OF ADDITIONAL INFORMATION
                                [October , 2004]

                    LIFE STAGE SERIES - AGGRESSIVE PORTFOLIO
                     LIFE STAGE SERIES - MODERATE PORTFOLIO
                   LIFE STAGE SERIES - CONSERVATIVE PORTFOLIO

                                 INVESTOR CLASS



Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about three portfolios in the Trust's family of funds -- the AGGRESSIVE PORTFOLIO, MODERATE PORTFOLIO and CONSERVATIVE PORTFOLIO (each a "Portfolio" and collectively the "Portfolios"). Each Portfolio is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Portfolio offers Investor Class shares. The Portfolios will not be available for investment until the second quarter of 2005.

This SAI is not a prospectus and should be read in conjunction with the Portfolios' Combined Prospectus and Proxy Statement (the "Prospectus/Proxy Statement") dated [October , 2004]. All terms used in this SAI that are defined in the Prospectus/Proxy Statement have the meanings assigned in the Prospectus/Proxy Statement. The Prospectus/Proxy Statement may be obtained free of charge by calling 1-800-222-8222 or writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.

                                TABLE OF CONTENTS

                                                                                                               PAGE

INVESTMENT POLICIES...............................................................................................1

ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS...................................................3

MANAGEMENT.......................................................................................................19

DETERMINATION OF NET ASSET VALUE.................................................................................27

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...................................................................28

PORTFOLIO TRANSACTIONS...........................................................................................29

PORTFOLIO EXPENSES...............................................................................................31

FEDERAL INCOME TAXES.............................................................................................31

PROXY VOTING POLICIES AND PROCEDURES.............................................................................40

CAPITAL STOCK....................................................................................................41

OTHER............................................................................................................43

COUNSEL..........................................................................................................43

INDEPENDENT AUDITORS.............................................................................................43

APPENDIX.........................................................................................................44

                               INVESTMENT POLICIES


Each Portfolio seeks to achieve its investment objective by investing substantially all of its investable assets in the securities of affiliated open-ended management investment companies or series (the "Underlying Funds"). Accordingly, the investment experience of each Portfolio will correspond directly with the investment experience of its respective Underlying Funds.

Information concerning each Portfolio's investment objective is set forth in the Combined Proxy/Prospectus for the Portfolios. There can be no assurance that the Portfolios will achieve their objectives. The principal features of the Portfolios' investment programs and the primary risks associated with those investment programs are discussed in the Combined Proxy/Prospectus. The principal features and certain risks of the Underlying Funds also are discussed in the Combined Proxy/Prospectus.

FUNDAMENTAL INVESTMENT POLICIES
Each Portfolio has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the vote of the holders of a majority (as defined under the 1940 Act) of the outstanding voting securities of such Portfolio.

THE PORTFOLIOS MAY NOT:

      (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Portfolio's investments in that industry would equal or exceed 25% of the current value of the Portfolio's total assets, provided that this restriction does not limit a Portfolio's investments in: (i) securities issued or guaranteed by the U.S. Government its agencies or instrumentalities; (ii) repurchase agreements; or (iii) securities of other investment companies;

      (2) purchase securities of any issuer if, as a result, with respect to 75% of a Portfolio's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio's ownership would be more than 10% of the outstanding voting securities of any one issuer, provided that this restriction does not limit a Portfolio's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

      (3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

      (4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

      (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Portfolio's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

      (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Portfolio's investment program may be deemed to be an underwriting;

      (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

      (8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

NON-FUNDAMENTAL INVESTMENT POLICIES
Each Portfolio has adopted the following non-fundamental policies, which may be changed by the Trustees at any time without approval of such Portfolio's shareholders.

     (1) Each Portfolio may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Portfolio that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, and provided further that any Portfolio that has knowledge that its shares are purchased by another investment company pursuant to an exemptive order relating to Section 12(d)(1) of the 1940 Act that precludes underlying portfolios from acquiring any securities of any other investment company in excess of the limits contained in Section 12(d)(1)(A) of the 1940 Act, except for securities received as a dividend or as a result of a plan of reorganization of any company, will limit its acquisition of securities of other investment companies accordingly.

     (2) Each Portfolio may not invest or hold more than 15% of the Portfolio's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Portfolio may invest in futures or options contracts regulated by the Commodity Futures Trading Commission ("CFTC") for (i) bona fide hedging purposes within the meaning of the rules of the CFTC, and (ii) for other purposes if, as a result, no more than 5% of the Portfolio's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

     (4) Each Portfolio may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Portfolio's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

     (5) Each Portfolio may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Portfolio's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

     (6) Each Portfolio may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (7) Each Portfolio may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

GENERAL
Notwithstanding the foregoing policies, any other investment companies in which the Portfolios may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Portfolio to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.


         ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS


Set forth below are descriptions of certain investments and additional investment policies for the Portfolios. Not all of the Portfolios participate in all of the investment practices described below. For purposes of monitoring the investment policies and restrictions of the Portfolios (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Portfolio will be excluded in calculating total assets.

Each Portfolio seeks to achieve its investment objective by investing substantially all of its assets in the securities of the Underlying Funds. Therefore, although the following discusses the additional permitted investment activities and associated risks of the Portfolios, it applies equally to the Underlying Funds, which may invest in the types of investments described. Thus, as used herein, the term "Portfolios" shall refer equally to both the Portfolios of the Trust as well as the Underlying Funds in each Portfolio.

ASSET-BACKED SECURITIES
Asset-backed securities are securities that represent an interest in an underlying security. The asset-backed securities in which a Portfolio invests may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables ("CARS") and credit card receivables ("CARDS"). Payments of principal and interest on these asset-backed securities may be "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in the Portfolio experiencing difficulty in valuing or liquidating such securities. The Portfolios may also invest in securities backed by pools of mortgages. These investments are described under the heading "Mortgage-Related Securities."

BANK OBLIGATIONS
The Portfolios may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Portfolio may be subject to additional investment risks that are different in some respects from those incurred by a Portfolio that invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding and other taxes on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by a Portfolio will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.

BONDS
The Portfolios may invest in bonds. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate bonds will tend to fall when interest rates rise and rise when interest rates fall. The value of "floating-rate" or "variable-rate" bonds, on the other hand, fluctuate much less in response to market interest rate movements than the value of fixed-rate bonds.

Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

BORROWING
The Portfolios may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Portfolio maintains a segregated account.

COMMERCIAL PAPER
The Portfolios may invest in commercial paper (including variable amount master demand notes, see "Floating and Variable Rate Obligations," below), which refers to short-term, unsecured promissory notes issued by corporations, financial institutions, and similar instruments issued by government agencies and instrumentalities to finance short-term credit needs. Commercial paper is usually sold on a discount basis and typically has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Portfolios in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization ("NRSRO").

CONVERTIBLE SECURITIES
The Portfolios may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed income security, nor is it as sensitive to changes in share price as its underlying stock.

The creditworthiness of the issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

While a Portfolio uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for a Portfolio's financial reporting, credit rating, and investment limitation purposes. Preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. Preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions on preferred stock generally are taxable as dividend income, rather than interest payments, for federal income tax purposes.

DERIVATIVE SECURITIES
The Portfolios may invest in various instruments that may be considered "derivatives," including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more references. Some derivative securities represent relatively recent innovations in the bond markets, and the trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these instruments will perform under different economic and interest rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of bonds and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Portfolio to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for these structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the adviser will, consistent with the Portfolio's investment objective, policies and quality standards, consider making investments in such new types of derivative securities.

DOLLAR ROLL TRANSACTIONS
The Portfolios may enter into "dollar roll" transactions wherein the Portfolio sells fixed-income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Portfolio assumes the risk of ownership. The Portfolio is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the price at which the Portfolio is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Portfolio's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. At the time a Fund enters into a dollar roll transaction, it causes its custodian to segregate liquid assets such as cash, U.S. government securities or other liquid equity or debt securities having a value equal to the purchase price for the similar security (including accrued interest) and subsequently marks the assets to market daily to ensure that full collateralization is maintained.

FIXED-INCOME SECURITIES
Investors  should be aware  that even  though  interest-bearing  securities  are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Long-term securities are affected to a greater extent by interest rates than shorter-term securities. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed to a rating below investment-grade, the particular Fund considers all circumstances deemed relevant in determining whether to continue to hold the security. Certain securities that may be purchased by the Fund, such as those rated "Baa" by Moody's Investors Service, Inc. ("Moody's") and "BBB" by Standard & Poor's Rating Group ("S&P") and Fitch Investors Service, Inc. ("Fitch") may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher-rated fixed-income securities. Securities which are rated "Baa" by Moody's are considered medium-grade obligations; they are neither highly protected nor poorly secured, and are considered by Moody's to have speculative characteristics. Securities rated "BBB" by S&P are regarded as having adequate capacity to pay interest and repay principal, and, while such debt securities ordinarily exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for securities in this category than in higher-rated categories. Securities rated "BBB" by Fitch are considered investment-grade and of satisfactory credit quality; however, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on these securities and, therefore, impair timely payment. If a security held by a Fund is downgraded to a rating below investment-grade, such Fund may continue to hold the security until such time as the adviser determines it to be advantageous for the Fund to sell the security.

FLOATING- AND VARIABLE-RATE OBLIGATIONS
The Portfolios may purchase floating- and variable-rate obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit the Portfolio to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Portfolio, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Portfolio may invest in obligations that are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Portfolio may invest. The adviser, on behalf of each Portfolio, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Portfolio's investment portfolio. Floating- and variable-rate instruments are subject to interest rate risk and credit risk.

The floating- and variable-rate instruments that the Portfolio may purchase include certificates of participation in such instruments.

FOREIGN GOVERNMENT SECURITIES
The Portfolios may make investments in foreign government securities. Foreign government securities investments include the securities of "supranational" organizations such as the International Bank for Reconstruction and Development and the Inter-American Development Bank if the adviser believes that the securities do not present risks inconsistent with a Portfolio's investment objective.

FOREIGN OBLIGATIONS AND SECURITIES
The Portfolios may invest in foreign company stocks which may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer's home country. Concentrated investment in any single country, especially a less developed country, would make the Portfolio's value more sensitive to economic, currency and regulatory changes within that country.

Each Portfolio may invest in high-quality, short-term debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and short-term debt obligations of foreign governmental agencies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries. Investment income on and sales proceeds payable on certain foreign securities in which a Portfolio may invest may be subject to foreign withholding and other taxes that could reduce the return on these obligations. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Portfolio would otherwise be subject. The Portfolios may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Portfolios may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within a Portfolio from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

The Portfolios may enter into forward currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Portfolios from adverse changes in the relationship between currencies or to enhance income. A forward contract is an obligation to buy or sell a specific currency for an agreed price at a future date that is individually negotiated and is privately traded by currency traders and their customers. The Portfolios will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.

The Portfolios may also invest in foreign securities through American Depositary Receipts ("ADRs"), Canadian Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs"), International Depositary Receipts ("IDRs") and Global Depositary Receipts ("GDRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

FORWARD COMMITMENTS, WHEN-ISSUED PURCHASES AND DELAYED-DELIVERY TRANSACTIONS
The Portfolios may purchase or sell securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Delivery and payment on such transactions normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. The Portfolios will establish a segregated account in which they will maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each such Portfolio's commitments to purchase when-issued securities. If the value of these assets declines, a Portfolio will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

FUTURES CONTRACTS AND OPTIONS
A Portfolio may seek to enhance its return through the writing (selling) and purchasing of exchange-traded and over-the-counter options on fixed-income securities or indices. A Portfolio may also attempt to hedge against a decline in the value of securities owned by it or an increase in the price of securities it plans to purchase through the use of those options and the purchase and sale of interest rate futures contracts and options on those futures contracts. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

A call option is a contract pursuant to which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security, upon exercise at the exercise price during the option period. The amount of premium received or paid is based upon certain factors, including the market price of the underlying security or index, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, the option period, supply and demand and interest rates.

A Portfolio's use of options and futures contracts subjects a Portfolio to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (1) dependence on the adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlations between movements in the prices of options or futures contracts and movements in the price of the securities hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the other securities in which a Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Portfolio's ability to limit exposures by closing its positions; (5) the possible need to defer closing out of certain options, futures contracts and related options to avoid adverse tax consequences; and (6) the potential for unlimited loss when investing in futures contracts or writing options for which an offsetting position is not held.

Other risks include the inability of a Portfolio, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price and the possible loss of the entire premium paid for options purchased by a Portfolio. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. A Portfolio may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures position or that a counterparty in an over-the-counter option transaction will be able to perform its obligations.

FUTURE DEVELOPMENTS. The Portfolios may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Portfolios or which are not currently available but which may be developed, to the extent such opportunities are both consistent with each Portfolio's investment objective and legally permissible for each such Portfolio.

GUARANTEED INVESTMENT CONTRACTS
The Portfolios may invest in guaranteed investment contracts ("GICs") issued by insurance companies. Pursuant to such contracts, a Portfolio makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the deposit fund on a monthly basis guaranteed interest at a rate based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and these charges will be deducted from the value of the deposit fund. A Portfolio will purchase a GIC only when the adviser has determined that the GIC presents minimal credit risks to the Portfolio and is of comparable quality to instruments in which the Portfolio may otherwise invest. Because a Portfolio may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, a GIC may be considered an illiquid investment. The term of a GIC will be one year or less. The interest rate on a GIC may be tied to a specified market index and is guaranteed not to be less than a certain minimum rate.

HIGH YIELD/LOWER-RATED DEBT SECURITIES
The Portfolios may invest in debt securities that are in low or below investment-grade categories, or are unrated or in default at the time of purchase (also known as high-yield securities or "junk bonds"). Such debt securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and are more volatile than higher-rated securities of similar maturity. The value of such debt securities will be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated debt securities may be less liquid and more difficult to value than higher-rated securities.

The market values of certain high yield/lower-rated debt and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, issuers of high yield/lower-rated debt and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

The risk of loss due to default by such issuers is significantly greater because high yield/lower-rated debt and comparable unrated securities generally are unsecured and frequently are subordinated to senior indebtedness. The Portfolio may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for high yield/lower-rated debt and comparable unrated securities may diminish the Portfolio's ability to: (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value ("NAV"); and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

Although the general market for high yield/lower-rated debt and comparable unrated securities is no longer new, the market for such securities has not yet weathered a major sustained economic recession. The effect that such a recession might have on such securities is not known. Any such recession, however, could disrupt severely the market for such securities and adversely affect the value of such securities. Any such economic downturn also could severely and adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

ILLIQUID SECURITIES
The Portfolios may invest in securities not registered under the Securities Act of 1933, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale, and for which there may not be a readily available market, and which may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Portfolio. Each Portfolio may not invest or hold more than 15% of its net assets in illiquid securities.

LOANS OF PORTFOLIO SECURITIES
Each Portfolio may lend its portfolio securities pursuant to guidelines approved by the Trustees to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a State, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Portfolio may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Portfolio will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

A Portfolio will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the Portfolio. In connection with lending securities, a Portfolio may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Portfolio could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Portfolio if a material event affecting the investment is to occur. A Portfolio may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the adviser, or the distributor.

Wells Fargo Bank, N.A. ("Custodian") acts as Securities Lending Agent for the Portfolios, subject to the overall supervision of the Portfolios' investment adviser. Pursuant to an exemptive order granted by the SEC, the Custodian is entitled to receive a portion of the revenues generated by securities lending activities as compensation for its services in this regard.

MORTGAGE-RELATED SECURITIES
The Portfolios may invest in mortgage-related securities (also known as mortgage pass-through securities), which represent interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities). Payment of principal and interest on some mortgage-related securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage-related securities created by private issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers. Collateralized mortgage obligations, adjustable rate mortgages and mortgage participation certificates are the primary types of mortgage-related securities utilized by the Portfolio.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). The Portfolio may invest in investment-grade CMOs. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or Federal National Mortgage Association ("FNMA"). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding longer maturity classes receive principal only after the first class has been retired. A longer duration or greater sensitivity to interest rate fluctuations generally increases the risk level of the CMO.

ADJUSTABLE RATE MORTGAGES ("ARMS"). The Portfolio may invest in ARMs issued or guaranteed by a government agency such as the GNMA, FNMA or FHLMC, or by a private issuer. The full and timely payment of principal and interest on GNMA ARMs is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA also guarantees full and timely payment of both interest and principal, whil-e FHLMC guarantees full and timely payment of interest and ultimate payment of principal. FNMA and FHLMC ARMs are not backed by the full faith and credit of the United States. However, because FNMA and FHLMC are government-sponsored enterprises, these securities are generally considered to be high-quality investments that present minimal credit risks. The mortgages underlying ARMs guaranteed by GNMA are typically insured or guaranteed by the Federal Housing Administration, the Veterans Administration or the Farmers Home Administration, whereas those underlying ARMs issued by FNMA or FHLMC are typically conventional residential mortgages which are not so insured or guaranteed, but which conform to specific underwriting, size and maturity standards. The yields provided by ARMs issued by a government agency have historically exceeded the yields on other types of U.S. Government securities with comparable maturities, although there can be no assurance that this historical performance will continue.

The Portfolio may also invest in ARMs offered by private issuers. These securities generally offer a higher rate of interest, but also involve greater credit and interest rate risk than U.S. Government agency issued ARMs because they offer no direct or indirect governmental guarantees. However, many private issuers or servicers of ARMs guarantee or provide insurance for timely payment of interest and principal.

MORTGAGE PARTICIPATION CERTIFICATES. The Portfolio also may invest in mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"), both issued by the FHLMC. PCs resemble GNMA certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool of mortgages. GMCs also represent a pro rata interest in a pool of mortgages. These instruments, however, pay interest semi-annually and return principal once a year in guaranteed minimum payments. Mortgage participation certificates differ from bonds in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity.

OTHER MORTGAGE-RELATED SECURITIES. As new types of mortgage-related securities are developed and offered to investors, the adviser will, consistent with the Portfolio's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

PREPAYMENT  AND  EXTENSION  RISK.  The  stated  maturities  of  mortgage-related securities  may be  shortened  by  unscheduled  prepayments  of principal on the
underlying  mortgages,   or  extended  in  rising  interest  rate  environments.
Therefore, it is not possible to predict accurately the average maturity of a particular mortgage-related security. Variations in the maturities of mortgage-related securities will affect the yield of the Portfolio. Rates of repayment of principal on mortgage-related securities that are higher or lower than expected may also expose the Portfolio to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

INTEREST RATE RISK. The interest rates on the underlying mortgages of mortgage-related securities generally are readjusted at periodic intervals ranging from one year or less to several years in response to changes in a predetermined, commonly recognized interest rate index. The adjustable rate feature should reduce, but will not eliminate, price fluctuations in such securities, particularly when market interest rates fluctuate. The NAV of the Portfolio's shares may fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during periods between interest rate reset dates. Accordingly, investors could experience some loss if they redeem their shares of the Portfolio or if the Portfolio sells these portfolio securities before the interest rates on the underlying mortgages are adjusted to reflect prevailing market interest rates.

MUNICIPAL BONDS
The Portfolios may invest in municipal bonds. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated facilities.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under federal tax legislation enacted in 1986, interest on certain private activity bonds must be included in an investor's alternative minimum taxable income, and corporate investors must treat all tax-exempt interest as an item of tax preference. Moreover, the Portfolio cannot predict what legislation, if any, may be proposed in the state legislature regarding the state income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal obligations generally for investment by the Portfolio and the liquidity and value of a Portfolio's investment portfolio. In such an event, the Portfolio would reevaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

Certain of the municipal obligations held by the Portfolio may be insured as to the timely payment of principal and interest. The insurance policies usually are obtained by the issuer of the municipal obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance does not protect against market fluctuations caused by changes in interest rates and other factors.

MUNICIPAL NOTES. The Portfolio may invest in municipal notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

TANS. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

BANS. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

RANS. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (I.E., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (I.E., market risk).

OTHER INVESTMENT COMPANIES
The principal investment strategy of each Portfolio is to invest in shares of other affiliated open-end management investment companies (as defined previously, the "Underlying Funds"), subject to certain restrictions described below, and pursuant to the portfolio allocation percentages discussed in the Combined Proxy/Prospectus.

Pursuant to exemptive relief, the Portfolios are generally permitted to purchase shares of affiliated mutual funds without regard to the restrictions established under section 12(d)(1) of the 1940 Act. Since each Portfolio seeks to achieve its investment objective by investing substantially all of its investable assets in the Underlying Funds, the investment experience of each of these Portfolios will correspond directly with the investment experience of its respective Underlying Funds. In addition, the Portfolios can be expected to charge operating expenses, such as investment advisory and administration fees, that would be for services different from, and in addition to, such services provided at the Underlying Fund level.

ISHARES. The Portfolios, through their investment in certain Underlying Funds, may indirectly invest in iShares Trust and iShares, Inc. ("iShares") which are registered investment companies that consist of numerous separate series (each an "iShares Fund"), each of which seeks investment results similar to the performance of a single stock market or of a group of stock markets in a single geographic location. iShares combine characteristics of stocks with those of index funds. Like stocks, iShares are liquid and can be traded in any number of shares; like index funds, they provide diversification and market tracking. iShares trade on the American Stock Exchange, the Chicago Board of Options Exchange and the New York Stock Exchange in the same way as shares of a publicly held company.

PARTICIPATION INTERESTS
Each Portfolio may purchase participation interests in loans or instruments in which the Portfolio may invest directly that are owned by banks or other institutions. A participation interest gives a Portfolio an undivided proportionate interest in a loan or instrument. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide the Portfolio with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Portfolio may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation interest.

PRIVATELY ISSUED SECURITIES
The Portfolios may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to a Portfolio. Privately issued or Rule 144A Securities that are "illiquid" are subject to the Portfolios' policy of not investing or holding more than 15% of their net assets in illiquid securities. The adviser will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Portfolio on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (E.G., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

REPURCHASE AGREEMENTS
Each Portfolio may enter into repurchase agreements, wherein the seller of a security to a Portfolio agrees to repurchase that security from a Portfolio at a mutually agreed upon time and price. A Portfolio may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Portfolio. All repurchase agreements will be fully "collateralized," as defined under the 1940 Act. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Portfolio may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Portfolios' disposition of the security may be delayed or limited.

A Portfolio may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Portfolio's net assets would be invested in repurchase agreements with maturities of more than seven days and illiquid securities. A Portfolio will only enter into repurchase agreements with primary broker-dealers and commercial banks that meet guidelines established by the Trustees and that are not affiliated with the adviser. The Portfolios may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

REVERSE REPURCHASE AGREEMENTS
The Portfolios may enter into reverse repurchase agreements (an agreement under which a Portfolio sells its securities and agrees to repurchase them at an agreed-upon date and price). At the time a Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price at which the Portfolio is obligated to repurchase the securities.

SHORT SALES
The Portfolios may make short sales of securities they own or have the right to acquire at no added cost through conversion or exchange of other securities they own (referred to as short sales "against the box"). If a Portfolio makes a short sale "against the box," the Portfolio would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Portfolio's decision to make a short sale "against the box" may be a technique to hedge against market risks when the adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in a Portfolio's long position would be reduced by an offsetting future gain in the short position. Short sales transactions may have adverse tax consequences to the Portfolios and their shareholders.

Each Portfolio may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

SMALL COMPANY SECURITIES
Investments in small capitalization companies carry greater risk than investments in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies; and the trading volume of smaller capitalization companies' securities is normally lower than that of larger capitalization companies and, consequently, generally has a disproportionate effect on market price (tending to make prices rise more in response to buying demand and fall more in response to selling pressure).

Securities owned by a Portfolio that are traded in the over-the-counter market or on a regional securities exchange may not be traded every day or in the volume typical of securities trading on a national securities exchange. As a result, disposition by a Portfolio of a portfolio security, to meet redemption requests by other investors or otherwise, may require the Portfolio to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time.

Investment in small, unseasoned issuers generally carries greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel that have not been tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities (which a Portfolio may purchase when they are offered to the public for the first time) may have a limited trading market that can adversely affect their sale by a Portfolio and can result in such securities being priced lower than otherwise might be the case. If other institutional investors engaged in trading this type of security, a Portfolio may be forced to dispose of its holdings at prices lower than might otherwise be obtained.

STRIPPED SECURITIES
The Portfolios may purchase Treasury receipts, securities of government-sponsored enterprises ("GSEs"), stripped mortgage-backed securities ("SMBs") and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government, mortgage and other obligations. The stripped securities that the Portfolio may purchase are issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks, corporations and other institutions at a discount to their face value. These securities generally are structured to make a lump-sum payment at maturity and do not make periodic payments of principal or interest. Hence, the duration of these securities tends to be longer and they are therefore more sensitive to interest rate fluctuations than similar securities that offer periodic payments over time. The stripped securities purchased by the Portfolio are not subject to prepayment or extension risk. SMBs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBs that are structured to receive interest only are extremely sensitive to changes in prevailing interest rates as well as the rate of principal payments (including prepayments) on the related underlying mortgage assets, and are therefore much more volatile than SMBs that receive principal only. The Portfolio may only purchase principal-only SMBs.

The Portfolios may purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

SWAP AGREEMENTS
To manage its exposure to different types of investments, a Portfolio may enter into interest rate, currency and mortgage (or other asset) swap agreements and may purchase and sell interest rate "caps," "floors" and "collars." In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest rate swap agreements, except that the notional principal amount is tied to a reference pool of mortgages. In a cap or floor arrangement, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed upon level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed upon level. A collar arrangement entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed upon range.

Swap agreements may involve leverage and may be highly volatile; depending on how they are used they may have a considerable impact on the Portfolio's performance. Swap agreements involve risks depending upon the counterparties' creditworthiness and ability to perform as well as the Portfolio's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. The Portfolios intend to use these agreements as a hedge and not as a speculative investment.

UNRATED INVESTMENTS
The Portfolios may purchase instruments that are not rated if, in the opinion of the adviser, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Portfolio. After purchase by a Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event will require a sale of such security by the Portfolio. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, a Portfolio will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus/Proxy Statement and in this SAI.

U.S. GOVERNMENT OBLIGATIONS
The Portfolios may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"). Payment of principal and interest on U.S. Government Obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FannieMae notes). In the latter case, investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government Obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

WARRANTS
The Portfolios may invest in warrants. A warrant is an option to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during the specified period of time. The price of warrants does not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. Unlike convertible securities and preferred stocks, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of a speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised. To the extent that the market value of the security that may be purchased upon exercise of the warrant rises above the exercise price, the value of the warrant will tend to rise. To the extent that the exercise price equals or exceeds the market value of such security, the warrants will have little or no market value. If a warrant is not exercised within the specified time period, it will become worthless and the Portfolio will lose the purchase price paid for the warrant and the right to purchase the underlying security.

ZERO COUPON BONDS
The Portfolios may invest in zero coupon bonds. Zero coupon bonds are securities that make no periodic interest payments, but are instead sold at discounts from face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. Because zero coupon bonds bear no interest, they are more sensitive to interest rate changes and are therefore more volatile. When interest rates rise, the discount to face value of the security deepens and the securities decrease more rapidly in value; conversely, when interest rates fall, zero coupon securities rise more rapidly in value as the discount to face value narrows.

NATIONALLY RECOGNIZED STATISTICAL RATINGS ORGANIZATIONS
The ratings of Moody's Investors Services ("Moody's"), Standard & Poor's and Fitch Investors Service, Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by a Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. The adviser will consider such an event in determining whether the Portfolio involved should continue to hold the obligation. See the Appendix regarding the ratings systems of Moody's and S&P.


                                   MANAGEMENT


The following information supplements and should be read in conjunction with the similar information found in the Combined Prospectus/Proxy Statement.

TRUSTEES AND OFFICERS
The Board supervises each Portfolio's activities, monitors its contractual arrangements with various service providers, and decides upon matters of general policy.

GENERAL. The following table provides basic information about the Trustees and officers of the Trust. Each of the Trustees and officers listed below acts in identical capacities for each of the [ ] funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). The address of each Trustee and officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 74.

In the table below and throughout this section, information for Trustees who are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("Independent Trustees"), appears separately from the information for the "interested" Trustees.

    -------------------------- --------------------- ----------------------------------- ----------------------------
                                POSITION HELD WITH                                          OTHER PUBLIC COMPANY
          NAME, AGE AND         REGISTRANT/ LENGTH        PRINCIPAL OCCUPATION(S)           OR INVESTMENT COMPANY
             ADDRESS               OF SERVICE1              DURING PAST 5 YEARS                 DIRECTORSHIPS
    -----------------------------------------------------------------------------------------------------------------
                                                  INDEPENDENT TRUSTEES
    -------------------------- --------------------- ----------------------------------- ----------------------------
    Thomas S. Goho, 62         Trustee,              Wake Forest University, Calloway                N/A
                               since 1987            School of Business and
                                                     Accountancy,  Benson-Pruitt
                                                     Professorship  since  1999,
                                                     Associate    Professor   of
                                                     Finance 1994-1999.
    -------------------------- --------------------- ----------------------------------- ----------------------------
    Peter G. Gordon, 61        Trustee, since        Chairman, CEO and Co-Founder of                 N/A
                               1998; (Lead           Crystal Geyser Water Company and
                               Trustee, since        President of Crystal Geyser
                               2001).                Roxane Water Company.
    -------------------------- --------------------- ----------------------------------- ----------------------------
    Richard M. Leach, 71       Trustee,              Retired.  Prior thereto,                        N/A
                               since 1987            President of Richard M. Leach
                                                     Associates   (a   financial
                                                     consulting firm).
    -------------------------- --------------------- ----------------------------------- ----------------------------
    Timothy J. Penny, 52       Trustee,              Senior Counselor to the public                  N/A
                               since 1996            relations firm of Himle-Horner
                                                     and Senior Fellow at the Humphrey
                                                     Institute, Minneapolis, Minnesota
                                                     (a public policy organization).
    -------------------------- --------------------- ----------------------------------- ----------------------------
    Donald C. Willeke, 64      Trustee,              Principal of the law firm of                    N/A
                               since 1996            Willeke & Daniels.
    -----------------------------------------------------------------------------------------------------------------
                                                  INTERESTED2 TRUSTEES
    -------------------------- --------------------- ----------------------------------- ----------------------------
    Robert C. Brown, 73        Trustee,              Retired. Director, Federal Farm                 N/A
                               since 1992            Credit Banks Funding Corporation
                                                     and Farm Credit System Financial
                                                     Assistance Corporation until
                                                     February 1999.
    -------------------------- --------------------- ----------------------------------- ----------------------------
    J. Tucker Morse, 60        Trustee,              Private Investor/Real Estate                    N/A
                               since 1987            Developer; Chairman of White
                                                     Point Capital, LLC.
    -------------------------- --------------------- ----------------------------------- ----------------------------

    -------------------------- --------------------- ----------------------------------- ----------------------------
          NAME, AGE AND         POSITION HELD WITH        PRINCIPAL OCCUPATION(S)           OTHER PUBLIC COMPANY
             ADDRESS               REGISTRANT/              DURING PAST 5 YEARS             OR INVESTMENT COMPANY
                                LENGTH OF SERVICE1                                              DIRECTORSHIPS
    -----------------------------------------------------------------------------------------------------------------
                                                        OFFICERS
    -----------------------------------------------------------------------------------------------------------------
    Karla M. Rabusch, 45       President,            Executive Vice President of Wells               N/A
                               Since 2003            Fargo Bank, N.A., and President of
                                                     Wells Fargo Funds Management, LLC.
                                                     Senior Vice President and Chief
                                                     Administrative Officer of Wells
                                                     Fargo Funds Management, LLC, from
                                                     March 2001 to March 2003; Vice
                                                     President of Wells Fargo Bank,
                                                     N.A., from December 1997 to May
                                                     2000.
    -------------------------- --------------------- ------------------------------------ ---------------------------
    Stacie D. DeAngelo, 35     Treasurer,            Vice President of Wells Fargo                   N/A
                               since 2003            Bank, N.A., and Vice President of
                                                     Operations  for Wells Fargo
                                                     Funds   Management,    LLC.
                                                     Prior  thereto,  Operations
                                                     Manager at  Scudder  Weisel
                                                     Capital,  LLC, from October
                                                     2000 to May 2001;  Director
                                                     of Shareholder  Services at
                                                     BISYS  Fund  Services  from
                                                     September  1999 to  October
                                                     2000;     Assistant    Vice
                                                     President   of   Operations
                                                     with     Nicholas-Applegate
                                                     Capital Management from May
                                                     1993 to September 1999.
    -------------------------- --------------------- ------------------------------------ ---------------------------
    C. David Messman, 44       Secretary,            Vice President and Counsel of                   N/A
                               since 2000            Wells Fargo Bank, N.A. since
                                                     January 1996. Vice President and
                                                     Secretary of Wells Fargo Funds
                                                     Management, LLC since March 2001.
    -------------------------- --------------------- ------------------------------------ ---------------------------

1 Length of service dates reflects the Trustee's commencement of service with the Trust's predecessor entities, where applicable.

2 BASIS OF INTERESTEDNESS. Robert C. Brown owns securities of Wells Fargo & Company, the parent holding company of the Portfolios' adviser. J. Tucker Morse is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, but which is not itself affiliated with Wells Fargo Funds Management, LLC.


COMMITTEES. All of the independent Trustees are also members of the Audit and Nominating Committees of the Trust. Whenever a vacancy occurs on the Board, the Nominating Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Nominating Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust's management. Pursuant to the Trust's charter document, only independent Trustees may nominate and select persons to become independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. Shareholder nominees are not considered unless required by or under the 1940 Act. The Nominating Committee meets only as necessary. The Audit Committee oversees the Portfolios' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Portfolios' financial statements, and interacts with the Portfolios' independent auditors on behalf of the full Board. The Audit Committee operates pursuant to a separate charter.

COMPENSATION. Prior to January 1, 2004, each Trustee received an annual retainer (payable quarterly) of $52,000 from the Fund Complex, and also received a combined fee of $5,000 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,000 for attendance at telephonic Fund Complex Board meetings. In addition, the Lead Trustee of the Fund Complex received an additional $10,000 annual retainer for the additional work and time devoted by the Lead Trustee.

Effective January 1, 2004, each Trustee receives an annual retainer (payable quarterly) of $56,000 from the Fund Complex. Each Trustee also receives a combined fee of $7,000 for attendance at in-person Fund Complex Board meetings, and a $2,000 per meeting combined committee fee. Effective August 15, 2004, each Trustee receives a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Lead Trustee of the Fund Complex receives an additional $10,000 annual retainer for the additional work and time devoted by the Lead Trustee.

The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's Officers are not compensated by the Trust for their services. For the fiscal year ended March 31, 2004, the Trustees received the following compensation:

            ----------------------------------------------------
                           COMPENSATION TABLE
                        YEAR ENDED MARCH 31, 2004
            ----------------------------------------------------
                   TRUSTEE                   COMPENSATION
                          INDEPENDENT TRUSTEES
            Thomas S. Goho                    $  77,000
            Peter G. Gordon                   $  87,000
            Richard M. Leach                  $  77,000
            Timothy J. Penny                  $  77,000
            Donald C. Willeke                 $  77,000
                          INTERESTED TRUSTEES
            Robert C. Brown                   $  75,000
            J. Tucker Morse                    $  75,000
            ------------------------------ ---------------------


BENEFICIAL EQUITY OWNERSHIP INFORMATION. As of the date of this SAI, Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the amount of Portfolio equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: 0 = $0; A = $1-$10,000; B = $10,001-$50,000; C = $50,001-$100,000; and D = over $100,000.

                                  BENEFICIAL EQUITY OWNERSHIP IN PORTFOLIOS* AND FUND COMPLEX
                                            CALENDAR YEAR ENDED DECEMBER 31, 2003
                   ----------------------- -------------------------------------------------- ----------------------
                                                   Dollar Range of Equity Securities            Aggregate Dollar
                                                                                                 Range of Equity
                       Trustee                                                                 Securities of Fund
                                              of the Life Stage Portfolios of the Trust*             Complex
                   ----------------------- --------------- ----------------- ---------------- ----------------------
                                             AGGRESSIVE        MODERATE       CONSERVATIVE
                                             PORTFOLIO        PORTFOLIO         PORTFOLIO
                   -------------------------------------------------------------------------------------------------
                                                         INDEPENDENT TRUSTEES
                   ----------------------- --------------- ----------------- ---------------- ----------------------
                   Thomas S. Goho                0                0                 0                   D
                   ----------------------- --------------- ----------------- ---------------- ----------------------
                   Peter G. Gordon               0                0                 0                   B
                   ----------------------- --------------- ----------------- ---------------- ----------------------
                   Richard M. Leach              0                0                 0                   0
                   ----------------------- --------------- ----------------- ---------------- ----------------------
                   Timothy J. Penny              0                0                 0                   C
                   ----------------------- --------------- ----------------- ---------------- ----------------------
                   Donald C. Willeke             0                0                 0                   B
                   -------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEES
                   ----------------------- --------------- ----------------- ---------------- ----------------------
                   Robert C. Brown               0                0                 0                   D
                   ----------------------- --------------- ----------------- ---------------- ----------------------
                   J. Tucker Morse               0                0                 0                   D
                   ----------------------- --------------- ----------------- ---------------- ----------------------

                    *These Funds are expected to commence operations in the second quarter of 2005.

OWNERSHIP OF SECURITIES OF CERTAIN ENTITIES. None of the independent Trustees and/or their immediate family members own securities of the adviser, any sub-advisers, or the distributor, or any entity controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.

APPROVAL OF ADVISORY AGREEMENTS. Under Section 15(c) of the 1940 Act, the Board is generally required to approve annually the investment advisory contracts (individually, an "Advisory Agreement," and collectively, the "Advisory
Agreements") for the Portfolios. At each quarterly meeting, the Board will review the performance information and nature of services provided by the investment adviser. At least annually, the Board will be provided with quantitative and qualitative information to assist it in evaluating whether to approve the continuance of the Advisory Agreements, including comparative fee information, profitability information, performance data, descriptions of the investment philosophy, experience and senior management of the investment adviser (the "Adviser"), and a description of the quality and nature of the services provided by the Adviser.

Before approving an Advisory Agreement with the Adviser, at its regular meeting, called in part for this purpose, on August 10, 2004, the board reviewed fees that would be payable under the Advisory Agreement, including any fee waivers or fee caps, as well as any other relationships between the Portfolios and the Adviser and its affiliates. The Board also analyzed each Portfolio's contractual fees, including investment advisory fees, administration fees, shareholder servicing fees and Rule 12b-1/distribution fees.

The Board then analyzed the Adviser's background and services that it would provide to the Portfolios. For example, the Board reviewed and discussed the investment philosophy and experience of the Adviser. The Board discussed the fact that the Adviser has established an investment program for each Portfolio and would make the day-to-day investment decisions for the Portfolios. The Board recognized that the responsibilities of the Adviser include monitoring Portfolio compliance with federal securities laws and regulations. The Board reviewed the Adviser's compliance procedures including its internal compliance policies relating to the respective codes of ethics, policies on personal trading, internal compliance procedures relating to the Portfolios' portfolio investments and operations, the process for monitoring and evaluating work performed by third parties, compliance by the distributor on behalf of the Portfolios with SEC and other regulatory requirements, maintenance of books and records of the Portfolios and recordkeeping systems of the Adviser, and other activities and clients of the Adviser. The Board also considered the background and experience of the senior management of the Adviser, and the level of attention expected to be given to the Portfolios by such persons. In evaluating the Adviser, the Board recognized that it has the size, visibility and resources to attract and retain highly qualified investment professionals, including research, advisory and marketing personnel.

In addition to the above considerations, the Board also analyzed certain additional factors. For example, the Board considered the Adviser's investment strategies, research capabilities, means for executing portfolio transactions and scope of investment services. The Board reviewed the Adviser's procedures for selecting brokers to execute portfolio transactions for the Portfolios. More specifically, the Board reviewed the factors that the Adviser will consider prior to selecting a broker to execute portfolio transactions. One such factor is the Adviser's consideration of obtaining research services or other soft dollar arrangements through the allocation of Portfolio brokerage. The Board also considered the standards and performance in seeking best execution, whether and to what extent soft dollar credits would be sought and how any such credits would be utilized, the benefits from using an affiliated broker, the extent to which efforts would be made to recapture transaction costs, and the existence of quality controls applicable to the Portfolios' investment portfolios. Finally, the Board reviewed the Adviser's method for allocating portfolio opportunities among the Portfolios and other advisory clients.

Based on the above analysis,  which, in summary, included the following factors:
(i) the quality of services provided by the Adviser; (ii) the scope of the Adviser's background and experience; (iii) an analysis of advisory fees expected to be paid by the Portfolios, the Board determined that the Advisory Agreements, including the fee levels, were fair and reasonable in light of all relevant circumstances.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC ("Funds Management"), an indirect wholly owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, is the investment adviser for the Portfolios. Funds Management is responsible for implementing the investment policies and guidelines for the Portfolios. Funds Management will not receive any fees for its provision of investment advisory services to the Portfolios.

GENERAL. Each Portfolio's Advisory Agreement will continue in effect for more than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Portfolio's outstanding voting securities or by the Board and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any such party. A
Portfolio's Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

FEES FROM UNDERLYING FUNDS
The Portfolios' shareholders will bear indirectly a pro-rata portion of fees of the Underlying Funds, including shareholder servicing fees and Rule 12b-1 distribution fees, some of which are used to compensate shareholder servicing and selling agents and the Portfolios' distributor for providing services to the Portfolios' shareholders. In order that these fees be available to pay for such services, the Portfolios may choose not to invest in the least expensive share class of an Underlying Fund. In addition, Funds Management, its affiliates and Stephens, Inc, as distributor for the Portfolios, may receive fees from the
Underlying Funds for providing various services to the Underlying Funds. For example, Funds Management may receive advisory fees from the Underlying Funds and Wells Fargo Bank MN may receive fees for providing custody services to the Underlying Funds. These fees are separate from and in addition to fees received by Funds Management, and its affiliates for providing services to the Portfolios. These fees may differ among the Underlying Funds.

ADMINISTRATOR
The Trust has retained Funds Management (the "Administrator") as administrator on behalf of the Portfolios pursuant to an Administration Agreement. Under the Administration Agreement with the Trust, Funds Management provides, among other things: (i) general supervision of the Portfolios' operations, including communication, coordination and supervision services with regard to the
Portfolios' transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services;
(ii) coordination of the preparation and filing of reports and other information materials regarding the Portfolios, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Portfolios' investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Portfolios other than those services that are provided by the Portfolios' transfer agent, custodian and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Portfolios' business together with ordinary clerical and bookkeeping services.

In addition, Funds Management has agreed to pay all of the Portfolios' fees and expenses for services provided by the Portfolios' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as Administrator. For providing administrative services, including paying the Portfolios' fees and expenses for services provided by the Portfolios' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee, at the rates indicated below, of each Portfolio's average daily net assets:

        ------------------------------- ---------------------------
                         ASSET RANGE TOTAL ADMIN FEE
        ------------------------------- ---------------------------
                    0-4.99B                        0.50%
                    5B-9.99B                       0.49%
                     >9.99B                        0.48%
        ------------------------------- ---------------------------

DISTRIBUTOR
Stephens Inc. ("Stephens" or the "Distributor"), located at 111 Center Street, Little Rock, Arkansas, currently serves as distributor for the Portfolios. Wells Fargo Funds Distributor LLC ("Funds Distributor"), located at 525 Market Street, San Francisco, California 94105, will serve as the distributor for the Portfolios once they commence operations in the second quarter of 2005.

SHAREHOLDER SERVICING AGENT
The Portfolios have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management), as agents for their customers, agree to perform administrative services with respect to Portfolio shares, including aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing these services, a Shareholder Servicing Agent is entitled to an annual fee from the applicable Portfolio of 0.25% of the average daily net assets of the Investor Class shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Trustees and provide that a Portfolio shall not be obligated to make any payments under such plans or related agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

      GENERAL. The Shareholder Servicing Plan will continue in effect from year to year if such continuance is approved by the the Trustees, including a majority of the Trustees who were not "interested persons" (as defined under the 1940 Act) of the Funds (the "Non-Interested Trustees"). Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by a vote of a majority of the Board, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

The Shareholder Servicing Plan requires that the Administrator of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Shareholder Servicing Plan.

CUSTODIAN
Wells  Fargo  Bank,  N.A.  (the  "Custodian"),   located  at  6th  &  Marquette,
Minneapolis,  Minnesota  55479,  acts  as  custodian  for  each  Portfolio.  The
Custodian, among other things, maintains a custody account or accounts in the name of each Portfolio, receives and delivers all assets for each Portfolio upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Portfolio, and pays all expenses of each Portfolio. For its services, the Custodian is entitled to receive an annual fee of 0.02% of the average daily net assets of each Portfolio.

FUND ACCOUNTANT
PFPC, Inc. ("PFPC"), located at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as fund accountant for the Portfolios. For these services, PFPC is entitled to receive an annual base fee of $6,000 from each Portfolio. PFPC also receives an annual complex-wide fee, calculated based upon the aggregate average net assets of all of the funds and portfolios of the Trusts (excluding Wells Fargo Master Trust portfolios) and payable monthly, as indicated in the chart below. Each Portfolio's share of the annual complex-wide fee would be based on its proportionate share of the aggregate average net assets of all of the Funds and portfolios of the Trust and Variable Trust (excluding Wells Fargo Master Trust portfolios). Finally, PFPC is entitled to receive certain out-of-pocket costs.

     --------------------------------- ---------------------------------
          AVERAGE DAILY NET ASSETS          ANNUAL ASSET-BASED FEES
     --------------------------------- ---------------------------------
                $0-85 billion                        0.0057%
     --------------------------------- ---------------------------------
                > $85 billion                        0.0025%
     --------------------------------- ---------------------------------

TRANSFER AND DIVIDEND DISBURSING AGENT
Boston Financial Data Services, Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as transfer and dividend disbursing agent for the Portfolios. For providing such services, BFDS is entitled to receive fees from the Administrator.

UNDERWRITING COMMISSIONS
Funds  Distributor  will  serve  as  the  principal   underwriter   distributing
securities of the Portfolios on a continuous basis once they commence operations in the second quarter of 2005.

CODE OF ETHICS
The Fund Complex and the Adviser each have adopted a code of ethics, which contains policies on personal securities transactions by "access persons." These policies comply with Rule 17j-1 under the 1940 Act. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Portfolio or permits such access persons to purchase or sell such securities, subject to certain restrictions. For purposes of a code of ethics, an access person means (i) a director, trustee or officer of a fund or investment adviser; (ii) any employee of a fund or investment adviser (or any company in a control relationship to a fund or investment adviser) who, in connection with his or her regular functions or duties makes, participates in, or obtains information about the purchase or sale of securities by a fund, or whose functions relate to the making of any recommendations with respect to the purchases or sales; and (iii) any natural person in a control relationship to a fund or investment adviser who obtains information concerning recommendations made to a fund regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions under Rule 17j-1. The above restrictions do not apply to purchases or sales of certain types of securities, including shares of open-end investment companies that are unaffiliated with the Wells Fargo Mutual Funds family, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex and the Adviser are on public file with, and available from, the SEC.


                        DETERMINATION OF NET ASSET VALUE


NAV per share for each Portfolio is determined as of the close of regular trading at 4:00 p.m. (Eastern time) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Portfolios' shares.

Each Portfolio's investments are generally valued at current market prices. If a security trades on an exchange, it is generally valued based on the last sale price during the regular trading session ("closing price"); if no sale has occurred, the security is valued based on the latest bid quotation. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on The Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. A Portfolio is required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if an accurate market quotation is not readily available, i.e., if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value. This situation may result if, among other things, a significant event occurs after the closing price or the latest bid price but before a Portfolio calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a market quotation is readily available and, if not, what fair value to assign to the security. In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair valuation assigned to a particular security is accurate.

Money market instruments and debt instruments maturing in 60 days or less are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices for fixed-income and other securities may be furnished by a reputable independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


Shares of the Portfolios may be purchased on any day a Portfolio is open for business. Each Portfolio is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is generally closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

Purchase orders for a Portfolio that are received before such Portfolio's NAV calculation time generally are processed at such time on that Business Day. Purchase Orders received after a Portfolio's NAV calculation time generally are processed at such Portfolio's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Portfolios will close early. On these days, the NAV calculation time and the dividend, purchase and redemption cut-off times for the Portfolios may be earlier than their stated NAV calculation time described above.

Payment for shares may, in the discretion of the adviser, be made in the form of securities that are permissible investments for the Portfolios. For further information about this form of payment, please contact the Distributor. In connection with an in-kind securities payment, the Portfolios will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Portfolio and that such Portfolio receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Portfolio; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

The Portfolios reserve the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Portfolio for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Portfolio.

PURCHASES AND REDEMPTIONS FOR EXISTING WELLS FARGO FUNDS ACCOUNT HOLDERS VIA THE INTERNET. All existing shareholders who purchased their shares directly from Wells Fargo Funds may purchase additional shares of the Portfolio that they already own and redeem existing shares via the Internet. For purchases, such account holders must have a bank account linked to their Wells Fargo Funds account. Redemptions may be deposited into a linked bank account or mailed via check to the shareholder's address of record. Internet account access is available for institutional clients; shareholders should contact Investor Services at 1-800-222-8222 or log on at www.wellsfargofunds.com for further details. Shareholders who hold their shares in a brokerage account should contact their selling agent.

PURCHASES AND REDEMPTIONS THROUGH BROKERS AND/OR THEIR AFFILIATES. A broker may charge transaction fees on the purchase and/or sale of Portfolio shares in addition to those fees described in the Prospectus/Proxy Statement in the section entitled "Comparison of Account Features and Services." The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Portfolio shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Portfolio's NAV next calculated after they are received by the authorized broker or the broker's designee.

REDUCED SALES CHARGES FOR EMPLOYEES OF THE TRANSFER AGENT. Employees of BFDS, transfer agent for the Trust, may purchase WealthBuilder Portfolio shares at NAV.


                             PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust's Board, the Portfolios' Adviser is responsible for each Portfolio's investment decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Adviser to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer's risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction; the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm; the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission. While the Adviser generally seeks reasonably competitive spreads or commissions, the Portfolios will not necessarily be paying the lowest spread or commission available.

Purchases and sales of equity securities on a securities exchange are effected through broker-dealers who charge a negotiated commission for their services. Orders may be directed to any broker-dealers including, to the extent and in the manner permitted by applicable law, Stephens or affiliated brokers. In the over-the-counter market, securities are generally traded on a "net" basis with broker-dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the broker-dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to broker-dealers serving as market makers for the securities at a net price. Each of the Portfolios also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Portfolio's securities transactions will consist primarily of broker-dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Portfolio may purchase securities from underwriting syndicates of which the Distributor or Funds Management is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Trustees.

In placing orders for portfolio securities of a Portfolio, the Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, the Adviser oversees trade execution procedures to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

The Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a Portfolio's investment portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Adviser. In selecting a broker-dealer under these circumstances, the Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer. The Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the advisory contracts, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which the Adviser places securities transactions for a Portfolio may be used by the Adviser in servicing its other accounts, and not all of these services may be used by the Adviser in connection with advising the Portfolios.

PORTFOLIO TURNOVER. The portfolio turnover rate is not a limiting factor when the Adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Portfolios whenever such changes are believed to be in the best interests of the Portfolios and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Portfolio's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Portfolios, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also may result in adverse tax consequences to a Portfolio's shareholders. Portfolio turnover rate is not a limiting factor when the adviser deems portfolio changes appropriate.


                               PORTFOLIO EXPENSES


From time to time, Funds Management may waive fees from the Portfolios in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Portfolio's performance.

Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Funds Management or any of its affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Portfolio; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Portfolio's shares; pricing services, and any extraordinary expenses. Expenses attributable to the Portfolios are charged against a Portfolio's assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Portfolios, in a manner proportionate to the net assets of each Portfolio, on a transactional basis, or on such other basis as the Trust's Board deems equitable.


                              FEDERAL INCOME TAXES


The following information should be read in conjunction with the similar information contained in the Prospectus/Proxy Statement. This section of the SAI provides additional information concerning federal income taxes. It is based on the Internal Revenue Code (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

A shareholder's tax treatment may vary depending upon his or her particular situation. This discussion only applies to shareholders holding Portfolio shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as: insurance companies, tax-exempt organizations, shareholders holding Portfolio shares through tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts ("IRAs")), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding Portfolio shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to that discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Portfolios. Prospective shareholders are urged to consult with their own tax advisors and financial planners as to the particular federal tax consequences to them of an investment in a Portfolio, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

GENERAL. The Trust intends to continue to qualify each Portfolio as a "regulated investment company" under Subchapter M of the Code, as long as such qualification is in the best interests of a Portfolio's shareholders. Each Portfolio will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Portfolio, rather than to the Trust as a whole. Furthermore, each Portfolio will separately determine its income, gains, losses and expenses for federal income tax purposes.

In order to qualify as a regulated investment company under the Code, each Portfolio must, among other things, derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts). Pursuant to future regulations, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains which are directly related to a Portfolio's principal business of investing in stock or securities. Each Portfolio must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the Portfolio's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Portfolio's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), or in two or more issuers the Portfolio controls and which are engaged in the same or similar trades or businesses. The qualifying income and diversification requirements applicable to a Portfolio may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

In addition, each Portfolio generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, as well as 90% of its net tax-exempt income earned in each taxable year. A Portfolio generally will not be subject to federal income tax on the investment company taxable income and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Portfolio generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, a Portfolio may make the distributions in the following taxable year. Furthermore, if a Portfolio declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Portfolio and its shareholders will be treated as if the Portfolio paid the distribution by December 31 of the first taxable year. Each Portfolio intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Portfolio-level federal income taxation of such income and gain. However, no assurance can be given that a Portfolio will not be subject to federal income taxation.

If, in any taxable year, a Portfolio fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, such Portfolio would be taxed in the same manner as an ordinary corporation without any deduction for distributions to shareholders, and all distributions from the Portfolio's earnings and profits (including any distributions of net tax-exempt income and net long-term capital gains) to its shareholders would be taxable as ordinary income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Portfolio may be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years reduced by an interest charge on 50% of such earnings and profits payable by the Portfolio to the IRS. In addition, if the Portfolio failed to qualify as a regulated investment company for a period greater than two taxable years, the Portfolio may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Portfolio had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

A Portfolio is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Portfolio's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Portfolio-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Portfolios do not expect to distribute such capital gains. The Portfolios cannot carry back or carry forward any net operating losses.

EQUALIZATION ACCOUNTING. Under the Code, the Portfolios may use the so-called "equalization method" of accounting to allocate a portion of their "earnings and profits," which generally equals a Portfolio's undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Portfolio to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Portfolio's total returns, it may reduce the amount that the Portfolio would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Portfolio shares on Portfolio distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Portfolios, and thus the use of this method may be subject to IRS scrutiny.

EXCISE TAX. A 4% nondeductible excise tax will be imposed on each Portfolio's net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute during each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its net capital gains (adjusted for ordinary losses) for the 12 month period ending on October 31, and all of its ordinary income and capital gains from previous years that were not distributed during such years. Each Portfolio intends to actually or be deemed to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Portfolio will not be subject to the excise tax.

INVESTMENT THROUGH UNDERLYING FUNDS. The Portfolios seek to continue to qualify as regulated investment companies by investing substantially all of their assets through the Underlying Funds. Each Underlying Fund intends to continue to qualify as a regulated investment company under the Code as well.

The Portfolios may seek to continue to qualify as regulated investment companies by investing their assets through one or more master portfolios. Each master will be treated as a non-publicly traded partnership (or, in the event that a
Portfolio is the sole investor in the corresponding master portfolio, as disregarded from the Portfolio) for federal income tax purposes rather than as a regulated investment company or a corporation under the Code. Under the rules applicable to a non-publicly traded partnership (or a disregarded entity), a proportionate share of any interest, dividends, gains and losses of a master or master portfolio will be deemed to have been realized (i.e., "passed-through") to its investors, including the corresponding Portfolio, regardless of whether any amounts are actually distributed by the master portfolio. Each investor in a master portfolio will be taxed on such share, as determined in accordance with the governing instruments of the particular master portfolio, the Code and Treasury Regulations, in determining such investor's federal income tax liability. Therefore, to the extent that a master portfolio were to accrue but not distribute any income or gains, the corresponding Portfolio would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, each of the master portfolios will seek to minimize recognition by its investors (such as a corresponding Portfolio) of income and gains without a corresponding distribution. Furthermore, each master portfolio's assets, income and distributions will be managed in such a way that an investor in a master portfolio will be able to continue to qualify as a regulated investment company by investing its assets through the master portfolio.

TAXATION OF UNDERLYING FUND INVESTMENTS. In general, if an Underlying Fund realizes gains or losses on the sale of portfolio securities, such gains or losses will be capital gains or losses, and long-term capital gains or losses if the Underlying Fund has held the disposed securities for more than one year at the time of disposition.

If an Underlying Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount ("OID"), such as a zero-coupon bond, the Underlying Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Underlying Fund will not receive cash payments for such discount until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by an Underlying Fund at a market discount, generally at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. An Underlying Fund generally will be required to make distributions to shareholders representing the OID on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Underlying Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by an Underlying Fund which the Underlying Fund otherwise might have continued to hold.

If an option granted by an Underlying Fund lapses or is terminated through a closing transaction, such as a repurchase by the Underlying Fund of the option from its holder, the Underlying Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Underlying Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by an Underlying Fund pursuant to the exercise of a call option granted by it, the Underlying Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by an Underlying Fund pursuant to the exercise of a put option written by it, the Underlying Fund will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by an Underlying Fund will be deemed "Section 1256 contracts." An Underlying Fund will be required to "mark to market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the mark-to-market rule and the "60%/40%" rule.

Foreign exchange gains and losses realized by an Underlying Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount and timing of recognition of the Underlying Fund's income. Under future Treasury Regulations, any such transactions that are not directly related to an Underlying Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Underlying Fund to satisfy the 90% income test described above. If the net foreign exchange loss for a year exceeds an Underlying Fund's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year will not be deductible by the Underlying Fund or its shareholders in future years.

Offsetting positions held by an Underlying Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code, which, in certain circumstances, overrides or modifies the provisions of Section 1256. If an Underlying Fund is treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forward, or option contracts comprising a part of such straddles are governed by Section 1256 of the Code, described above. An Underlying Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to an Underlying Fund may differ. Generally, to the extent the straddle rules apply to positions established by an Underlying Fund, losses realized by the Underlying Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Further, the Underlying Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income of long-term capital gain, may be increased or decreased substantially as compared to if an Underlying Fund had not engaged in such transactions.

If an Underlying Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Underlying Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when an Underlying Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon an Underlying Fund's holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon an Underlying Fund's holding period in the property and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund's taxable year and the Underlying Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain an Underlying Fund may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain an Underlying Fund would have had if the Underlying Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

"Passive foreign investment corporations" ("PFICs") are generally defined as foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income. If an Underlying Fund acquires any equity interest (which generally includes not only stock but also an option to acquire stock such as is inherent in a convertible bond under proposed Treasury Regulations) in a PFIC, the Underlying Fund could be subject to federal income tax and IRS interest charges on "excess distributions" received from the PFIC or on gain from the sale of stock in the PFIC, even if all income or gain actually received by the Underlying Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions would have been classified as capital gain.

An Underlying Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require an Underlying Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Underlying Funds may limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments. Because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, however, an Underlying Fund may incur the tax and interest charges described above in some instances.

Rules governing the federal income tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Underlying Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of an Underlying Fund as a regulated investment company might be jeopardized. The Underlying Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for each Underlying Fund to qualify as a regulated investment company may limit the extent to which an Underlying Fund will be able to engage in swap agreements.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Underlying Funds may involve sophisticated tax rules that may result in income or gain recognition by the Underlying Funds without corresponding current cash receipts. Although the Underlying Funds seek to avoid significant noncash income, such noncash income could be recognized by the Underlying Funds, in which case the Underlying Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Underlying Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

TAXATION OF DISTRIBUTIONS. For federal income tax purposes, a Portfolio's earnings and profits, described above, are determined at the end of the Portfolio's taxable year and are allocated pro rata over the entire year. All distributions paid out of a Portfolio's earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Portfolio, generally are deemed to be taxable distributions and must be reported on each shareholder's federal income tax return. Distributions in excess of a Portfolio's earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in his or her Portfolio shares and then capital gain. A Fund may make distributions in excess of earnings and profits to a limited extent, from time to time.

Distributions designated by a Portfolio as a capital gain distribution will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Portfolio's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Portfolio shares. Each Portfolio will designate capital gains distributions, if any, in a written notice mailed by the Portfolio to its shareholders not later than 60 days after the close of the Portfolio's taxable year.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Portfolio earned on direct obligations of the U.S. Government, if the Portfolio meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax -free treatment. This exemption may not apply to corporate shareholders.

SALES AND EXCHANGES OF PORTFOLIO SHARES. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges his or her Portfolio shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Portfolio shares for more than one year at the time of the sale or exchange. Under certain circumstances, an individual shareholder receiving qualified dividend income from a Portfolio, explained further below, may be required to treat a loss on the sale or exchange of Portfolio shares as a long-term capital loss.

If a shareholder sells or exchanges Portfolio shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Portfolio or a different regulated investment company, the sales charge previously incurred in acquiring the Portfolio's shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Portfolio shares, the loss will be disallowed to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be included in the tax basis of the purchased shares.

If a shareholder receives a capital gain distribution with respect to any Portfolio share and such Portfolio share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Portfolio share will be treated as a long-term capital loss to the extent of the capital gain distribution. This loss disallowance rule does not apply to losses realized under a periodic redemption plan.

FOREIGN  TAXES.  Amounts  realized by a Portfolio on foreign  securities  may be
subject  to  withholding  and  other  taxes  imposed  by  such  countries.   Tax
conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Portfolio's total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Portfolio will be eligible to file an annual election with the IRS pursuant to which the Portfolio may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Portfolio, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. However, none of the Portfolios expect to qualify for this election.

FEDERAL INCOME TAX RATES. As of the printing of this SAI, the maximum individual federal income tax rate applicable to (i) ordinary income generally is 35%; (ii) net capital gain realized prior to May 6, 2003 generally is 20%; and (iii) net capital gain realized on or after May 6, 2003 generally is 15%. The date on which a Portfolio sells or exchanges a security is the date used in determining whether any net capital gain from such sale or exchange distributed to an individual shareholder will qualify for the pre-May 6 or post-May 5 net capital gain federal income tax rate.

Current federal income tax law also provides for a maximum individual federal income tax rate applicable to "qualified dividend income" of 15%. In general, "qualified dividend income" is income attributable to dividends received from certain domestic and foreign corporations on or after January 1, 2003, as long as certain holding period requirements are met. If 95% or more of a Portfolio's gross income constitutes qualified dividend income, all of its distributions will be treated as qualified dividend income in the hands of individual shareholders, as long as they meet certain holding period requirements set forth below for their Portfolio shares. If less than 95% of the Portfolio's income is attributable to qualified dividend income, then only the portion of the Portfolio's distributions that are attributable to and designated as such in a timely manner will be so treated in the hands of individual shareholders. A Portfolio will only be treated as realizing qualified dividend income to the extent it receives dividends from certain domestic and foreign corporations and the Portfolio has held the shares of the stock producing the dividend for at least 61 days during the 120-day period beginning on the date that is 60 days before the date on which such shares became ex-dividend. A longer holding period applies to investments in preferred stock. (Only dividends from direct investments will qualify. Payments received by the Portfolio from securities lending, repurchase and other derivative transactions ordinarily will not.) Furthermore, an individual Portfolio shareholder can only treat a Portfolio distribution designated as qualified dividend income as such if he or she as held the Portfolio shares producing the distribution for at least 61 days during the 120-day period beginning on the date that is 60 days before the date on which such shares became ex-dividend. No assurance can be given as to what portion, if any, of the Portfolio's dividend income distributed to shareholders will qualify for the reduced rate of taxation.

The maximum corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Marginal tax rates may be higher for some shareholders to reduce or eliminate the benefit of lower marginal income tax rates. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various "sunset" provisions of laws enacted in 2001 and 2004.

BACKUP WITHHOLDING. The Trust may be required to withhold, subject to certain exemptions, at a rate of 28% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Portfolio shareholder, unless the shareholder generally certifies under penalties of perjury that the "taxpayer identification number" ("TIN"), generally the shareholder's social security or employer identification number, provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Portfolio that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. This tax is not an additional federal income tax imposed on the shareholder, and the shareholder may claim the tax withheld as a tax payment on his or her federal income tax return, provided that the required information is furnished to the IRS. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase in future years under "sunset" provisions of law enacted in 2001.

TAX-DEFERRED PLANS. The shares of the Portfolios may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts, including IRAs, Simplified Employee Pension Plans ("SEP-IRAs"), Savings Incentive Match Plans for Employees ("SIMPLE Plans"), Roth IRAs, and Coverdell Education Savings Accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Portfolios shares through a tax-advantaged plan or account.

CORPORATE SHAREHOLDERS. Subject to limitation and other rules, a corporate shareholder of a Portfolio may be eligible for the dividends-received deduction on Portfolio distributions attributable to dividends received by the Portfolio from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. In general, a distribution by a Portfolio attributable to dividends of a domestic corporation will only be eligible for the deduction if: (i) the corporate shareholder holds the Portfolio shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Portfolio holds the shares of the domestic corporation producing the dividend income in an unleveraged position for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Portfolio becomes entitled to such dividend income. A longer holding period applies to investments in preferred stock.

FOREIGN SHAREHOLDERS. Under the Code, distributions attributable to ordinary income, net short-term capital gain and certain other items realized by a Portfolio and paid to a nonresident alien individual, foreign trust (I.E., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (I.E., the income of which is not subject to U.S. tax regardless of source) or foreign corporation ( "foreign shareholders") generally will be subject to a withholding tax at a flat rate of 30% or a lower treaty rate, if an income tax treaty applies, provided the Portfolio obtains a properly completed and signed certificate of foreign status. This tax generally is not refundable. However, if a distribution paid by a Portfolio to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder, the withholding tax will not apply and the distribution will be subject to the reporting and withholding requirements generally applicable to U.S. persons. In general, foreign shareholders' capital gains realized on the disposition of Portfolio shares and capital gains distributions are not subject to federal income tax, withholding or otherwise, provided the Portfolio obtains a properly completed and signed certificate of foreign status, unless: (i) the gains or losses are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder, or (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met. If the capital gains or losses are effectively connected with a U.S. trade or business or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an income tax treaty, the reporting and withholding requirements applicable to U.S. persons generally applies. If the capital gains and losses are not effectively connected for this purpose, but the foreign shareholder exceeds the 183 day limitation, the gains will be subject to a withholding tax at a flat rate of 30% or the lower treaty rate, if an income tax treaty applies.

If a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the U.S. at the time of the shareholder's death, Portfolio shares will be deemed property situated in the U.S. and will be subject to federal estate taxes (at graduated rates of 18% to 55% of the total value, less allowable deductions and credits). In general, no federal gift tax will be imposed on gifts of Portfolio shares made by foreign shareholders.

The availability of reduced U.S. taxes pursuant to the 1972 Convention or the applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof, and may, under certain circumstances, depend upon the foreign shareholder making a satisfactory demonstration to U.S. tax authorities that the shareholder qualifies as a foreign person under federal income tax laws and the 1972 Convention.

Special rules apply to foreign partnerships and those holding Portfolio shares through foreign partnerships.


                      PROXY VOTING POLICIES AND PROCEDURES


Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Variable Trust (the "Trusts") and Wells Fargo Funds Management, LLC ("Funds Management") have adopted policies and procedures ("Procedures") that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders.

The responsibility for voting proxies relating to the Funds' portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While the Funds do not purchase securities to exercise control or to seek to effect corporate change through share ownership, they support sound corporate governance practices within companies in which they invest and reflect that support through their proxy voting process.

Funds Management has established a Proxy Voting Committee (the "Proxy Committee") that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted.

The Procedures set forth Funds Management's general position on various proposals, such as:

- ROUTINE ITEMS - Funds Management will generally vote for the ratification of auditors, uncontested director or trustee nominees, changes in company name and other procedural matters related to annual meetings.

- CORPORATE GOVERNANCE - Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification.

- ANTI-TAKEOVER MATTERS - Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company's poison pill.

- MERGERS/ACQUISITIONS AND CORPORATE RESTRUCTURINGS - Funds' Management's Proxy Committee will examine these items on a case-by-case basis.

- SHAREHOLDER RIGHTS - Funds Management will generally vote against proposals that may restrict shareholder rights.

In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Portfolios and in the best interests of Portfolio shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Portfolios' voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, either the Proxy Committee will instruct the proxy voting agent to vote in accordance with the recommendation the proxy voting agent makes to its clients generally, or the Trust's Board will exercise its authority to vote on the matter. In addition, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Portfolios (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

In order to not hinder possible economic benefits to the Funds and Fund shareholders, Funds Management will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, securities on loan will typically not be recalled to facilitate voting. However, if the Proxy Committee determines that the importance of the matter to be voted upon outweighs any potential loss of benefits or revenue, the security will be recalled for voting.

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 will be available annually, beginning no later than August 31, 2004, through the Funds' website at wellsfargofunds.com and on the Commission's website at http://www.sec.gov.


                                  CAPITAL STOCK


The Portfolios are three of the portfolios in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

Most of the Trust's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a CDSC, that are offered to retail investors. Certain of the Trust's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a fund represents an equal, proportionate interest in a fund with all other shares. Shareholders bear their pro rata portion of the Portfolio's operating expenses, except for certain class-specific expenses (E.G., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Shareholder Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

All shares of a Portfolio have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Portfolio's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Portfolio involved. Additionally, approval of an advisory contract, since it affects only one Portfolio, is a matter to be determined separately by series. Approval by the shareholders of one series is effective as to that series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those series.

As used in the Prospectus and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of the Portfolio, means the vote of the lesser of (i) 67% of the shares of the Portfolio represented at a meeting if the holders of more than 50% of the outstanding shares of the Portfolio are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Portfolio. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or
(ii) more than 50% of the Trust's outstanding shares.

Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued, will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

Each share of a Portfolio represents an equal proportional interest in the Portfolio with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Portfolio as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Portfolio are entitled to receive the assets attributable to that Portfolio that are available for distribution, and a distribution of any general assets not attributable to a particular Portfolio or investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

As of the date of this SAI, there are no shareowners in the Portfolios, as they are not expected to commence operations until the second quarter of 2005.


                                      OTHER


The Trust's Registration Statement, including the Prospectus/Proxy Statement and SAI for the Portfolios and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectus/Proxy Statement or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus/Proxy Statement are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.


                                     COUNSEL


Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Portfolios' Prospectus/Proxy Statement.


                              INDEPENDENT AUDITORS


KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                                    APPENDIX


The following is a description of the ratings given by S&P and Moody's to corporate and municipal bonds and corporate and municipal commercial paper.

CORPORATE BONDS

S&P

S&P rates the long-term debt obligations issued by various entities in categories ranging from "AAA" to "D," according to quality, as described below. The first four ratings denote investment-grade securities.

      AAA - This is the highest rating  assigned by S&P to a debt obligation and
      indicates  an  extremely   strong  capacity  to  pay  interest  and  repay
      principal.

      AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

      A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

      BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

      BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.

      B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

      CCC - Debt CCC is currently vulnerable and is dependent upon favorable business, financial, and economic conditions to meet timely interest and principal payments.

      Plus (+) or minus(-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

      CC - Debt rated CC is currently highly vulnerable to nonpayment. Debt rated CC is subordinate to senior debt rated CCC.

      C - Debt rated C is currently highly vulnerable to nonpayment. Debt rated C is subordinate to senior debt rated CCC-. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. Debt rated C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

      D - Debt rated D is currently in default, where payment of interest and/or repayment of principal is in arrears.

MOODY'S

Moody's rates the long-term debt obligations issued by various entities in categories ranging from "Aaa" to "C," according to quality, as described below. The first four denote investment grade securities.

      Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk, and interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

      A - Bonds rated A possess many favorable investment attributes and are to be considered upper to medium investment-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa - Bonds rated Baa are considered medium-grade (and still investment-grade) obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B  -  Bonds  rated  B  generally  lack   characteristics  of  a  desirable
      investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa - Bonds rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca - Bonds rated Ca are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

      C - Bonds rated C are the lowest rated class of bonds. Such bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers (1, 2 and 3) to rating categories. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

SHORT-TERM ISSUE CREDIT RATINGS (INCLUDING COMMERCIAL PAPER)

S&P:

      A-1 - Debt rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

      A-2 - Debt rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

      A-3 - Debt rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

      B - Debt rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

      C - Debt rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

      D - Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

MOODY'S:

      Prime-1: Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations.

      Prime-2: Issuers rated Prime-2 have a strong ability to repay senior short-term debt obligations, but earnings trends, while sound, will be subject to more variation.

      Prime-3: Issuers rated Prime-3 have acceptable credit quality and an adequate capacity for timely payment of short-term deposit obligations.

      Not Prime: Issuers rated Not Prime have questionable to poor credit quality and an uncertain capacity for timely payment of short-term deposit obligations.

                             WELLS FARGO FUNDS TRUST
                            Telephone: 1-800-222-8222

                       STATEMENT OF ADDITIONAL INFORMATION
                             Dated [October , 2004]


                               CORPORATE BOND FUND
                           GOVERNMENT SECURITIES FUND
                                HIGH INCOME FUND
                              SHORT-TERM BOND FUND
                         SHORT-TERM HIGH YIELD BOND FUND
                          ULTRA SHORT-TERM INCOME FUND


             CLASS C, ADVISOR CLASS, INVESTOR CLASS AND SELECT CLASS


Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about six funds in the Wells Fargo Funds Trust family of funds -- the CORPORATE BOND, GOVERNMENT SECURITIES, HIGH INCOME, SHORT-TERM BOND, SHORT-TERM HIGH YIELD BOND AND ULTRA SHORT-TERM INCOME FUNDS (each, a "Fund" and collectively, the "Funds"). Each Fund is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund offers both Advisor Class and Investor Class shares. The Corporate Bond, High Income, Government Securities, Short-Term Bond and Ultra-Short Term Income Funds also offer Select Class shares. The Government Securities Fund also offers Class C shares. This SAI relates to all such classes of shares. The Funds will not be available for investment until the second quarter of 2005.

This SAI is not a prospectus and should be read in conjunction with the Funds' Combined Prospectus and Proxy Statement ("Prospectus/Proxy Statement") dated [October , 2004.] All terms used in this SAI that are defined in the Prospectus/Proxy Statement have the meanings assigned in the Prospectus/Proxy Statement. The Prospectus/Proxy Statement may be obtained free of charge by calling 1-800-222-8222 or writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.

                                TABLE OF CONTENTS

                                                                            PAGE

TABLE OF CONTENTS..............................................................i
-----------------

INVESTMENT POLICIES............................................................1
-------------------

ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS................3
---------------------------------------------------------------

MANAGEMENT....................................................................16
----------

DETERMINATION OF NET ASSET VALUE..............................................26
--------------------------------

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................27
----------------------------------------------

PORTFOLIO TRANSACTIONS........................................................28
----------------------

FUND EXPENSES.................................................................29
-------------

FEDERAL INCOME TAXES..........................................................30
--------------------

PROXY VOTING POLICIES AND PROCEDURES..........................................37
------------------------------------

CAPITAL STOCK.................................................................39
-------------

OTHER.........................................................................40
-----

COUNSEL.......................................................................40
-------

INDEPENDENT AUDITORS..........................................................40
--------------------

APPENDIX.....................................................................A.1
--------

                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT POLICIES

Each Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined under the 1940 Act) of the outstanding voting securities of such Fund.

THE FUNDS MAY NOT:

1)...purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, investments in securities of other investment companies or investments in repurchase agreements;

2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

NON-FUNDAMENTAL INVESTMENT POLICIES

Each Fund has  adopted  the  following  non-fundamental  policies,  which may be
changed  by  the  Trustees  at  any  time   without   approval  of  such  Fund's
shareholders.

1) Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, and provided further that any Fund that has knowledge that its shares are purchased by another investment company pursuant to an exemptive order relating to Section 12(d)(1) of the 1940 Act that precludes underlying portfolios from acquiring any securities of any other investment company in excess of the limits contained in Section 12(d)(1)(A) of the 1940 Act, except for securities received as a dividend or as a result of a plan of reorganization of any company, will limit its acquisition of securities of other investment companies accordingly.

2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale,
     (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

3) Each Fund may invest in futures or options contracts regulated by the Commodity Futures Trading Commission ("CFTC") for (i) bona fide hedging purposes within the meaning of the rules of the CFTC, and (ii) other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

4) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

5) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

6) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

7) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

8) Each Fund that is subject to Rule 35d-1 (the "Names Rule") under the 1940 Act, and that has a non-fundamental policy or policies in place to comply with the Names Rule, has adopted the following policy:

          Shareholders will receive at least 60 days' notice of any change to a Fund's non-fundamental policy complying with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

GENERAL

Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.


         ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

Set forth below are descriptions of certain investments and additional investment policies for the Funds. Not all of the Funds participate in all of the investment practices described below. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.

ASSET-BACKED SECURITIES

The Funds may invest in various types of asset-backed securities. Asset-backed securities are securities that represent an interest in an underlying security. The asset-backed securities in which the Funds invest may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Payments of principal and interest on these asset-backed securities may be "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities. The Funds may also invest in securities backed by pools of mortgages. These investments are described under the heading "Mortgage-Related Securities."

BANK OBLIGATIONS

The Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund that invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding and other taxes on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.

BONDS

Certain of the debt instruments purchased by the Funds may be bonds. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate bonds will tend to fall when interest rates rise and rise when interest rates fall. The value of "floating-rate" or "variable-rate" bonds, on the other hand, fluctuate much less in response to market interest rate movements than the value of fixed-rate bonds.

Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

BORROWING

The Funds may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account.

COMMERCIAL PAPER

The Funds may invest in commercial paper (including variable amount master demand notes, SEE "Floating- and Variable-Rate Obligations" below), which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and typically has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Funds in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization ("NRSRO").

CONVERTIBLE SECURITIES

The Funds may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different user. A convertible security provides a fixed income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed income security, nor is it as sensitive to changes in share price as its underlying stock.

The creditworthiness of the issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

While the Funds use the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for a Fund's financial reporting, credit rating, and investment limitation purposes. Preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. Preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions on preferred stock generally are taxable as dividend income, rather than interest payments, for federal income tax purposes.

DERIVATIVE SECURITIES

The Funds may invest in various instruments that may be considered "derivatives," including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more references. Some derivative securities represent relatively recent innovations in the bond markets, and the trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these instruments will perform under different economic and interest rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of bonds and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for these structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the adviser will, consistent with the Fund's investment objective, policies and quality standards, consider making investments in such new types of derivative securities.

DOLLAR ROLL TRANSACTIONS

The Funds may enter into "dollar roll" transactions wherein a Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. At the time a Fund enters into a dollar roll transaction, it causes its custodian to segregate liquid assets such as cash, U.S. government securities or other liquid equity or debt securities having a value equal to the purchase price for the similar security (including accrued interest) and subsequently marks the assets to market daily to ensure that full collateralization is maintained.

FLOATING- AND VARIABLE-RATE OBLIGATIONS

The Funds may purchase floating- and variable-rate obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations that are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The adviser, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest rate risk and credit risk.

The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

FOREIGN OBLIGATIONS AND SECURITIES

The Funds may invest in debt obligations of foreign issuers, including foreign branches of U.S. banks, U.S. branches of foreign banks, foreign governmental agencies and foreign companies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries.

The Funds may also invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, these Funds may be affected favorably or unfavorably by currency exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within a Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

Amounts realized on certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.

The Funds may enter into forward currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Funds from adverse changes in the relationship between currencies or to enhance income. A forward contract is an obligation to buy or sell a specific currency for an agreed price at a future date, and is individually negotiated and privately traded by currency traders and their customers. The Funds will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.

FORWARD COMMITMENT, WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS

The Funds may purchase or sell securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Delivery and payment on such transactions normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. The Funds will establish a segregated account in which they will maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each such Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

FUTURES CONTRACTS AND OPTIONS TRANSACTIONS

IN GENERAL. The Funds may enter into and engage in futures contracts and options transactions as discussed below. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date, while an option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts and options are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts, however, are subject to market risk (I.E., exposure to adverse price changes).

Although the Funds intend to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If it is not possible, or a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin.

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer (I.E., seller) of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by both the writer and the holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account in the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option may change daily, and that change would be reflected in the net asset value ("NAV") of the relevant Fund.

The Funds may trade futures contracts and options on futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. The Funds' futures transactions must constitute permissible transactions pursuant to regulations promulgated by the CFTC. Pursuant to regulations and/or published positions of the SEC, a Fund may be required to segregate cash or high-quality money-market instruments in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.

Initially, when purchasing or selling futures contracts a Fund will be required to deposit with its custodian in the broker's name an amount of cash or cash equivalents up to approximately 10% of the contract amount. This amount is subject to change by the exchange or board of trade on which the contract is traded, and members of such exchange or board of trade may impose their own higher requirements. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, at the then prevailing price, thereby terminating its existing position in the contract.

The Funds may engage in futures contracts sales to maintain the income advantage from continued holding of a long-term security while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term security prices. If, however, securities prices rise, a Fund would realize a loss in closing out its futures contract sales that would offset any increases in prices of the long-term securities they hold.

Another risk in employing futures contracts and options thereon to protect against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in such portfolio (the portfolio securities will not be identical to the debt instruments underlying the futures contracts).

STOCK INDEX OPTIONS. The Funds may purchase and write (I.E., sell) put and call options on stock indices only as a substitute for comparable market positions in the underlying securities. A stock index fluctuates with changes of the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements of the securities in a Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from purchasing or writing stock index options depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of particular stock. When a Fund writes an option on a stock index, such Fund will place in a segregated account with the Fund's custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

STOCK INDEX FUTURES AND OPTIONS ON STOCK INDEX FUTURES. The Funds may invest in stock index futures and options on stock index futures only as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, each Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

INTEREST RATE FUTURES CONTRACTS AND OPTIONS ON INTEREST RATE FUTURES CONTRACTS. The Funds may invest in interest rate futures contracts and options on interest rate futures contracts as a substitute for a comparable market position in the underlying securities. The Funds may also sell options on interest rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or as to the degree of correlation between price movements in the options on interest rate futures and price movements in the Funds' portfolio securities which are the subject of the transaction.

INTEREST RATE AND INDEX SWAPS. The Funds may enter into interest rate and index swaps in pursuit of their investment objectives. Interest rate swaps involve the exchange by a Fund with another party of their commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). Index swaps involve the exchange by the Fund with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include dividends or income. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. A Fund will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. If the Fund enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

The use of interest rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. There is no limit, except as provided below, on the amount of swap transactions that may be entered into by the Funds. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case a Fund may not receive net amount of payments that such Fund contractually is entitled to receive.

FUTURE DEVELOPMENTS. The Funds may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Funds or which are not currently available but which may be developed, to the extent such opportunities are both consistent with each Fund's investment objective and legally permissible for the Fund.

HIGH YIELD/LOWER-RATED DEBT SECURITIES

The Corporate Bond, Short-Term Bond and Ultra Short-Term Income Funds may, and the High Income and Short-Term High Yield Bond Funds do, invest in debt securities that are in low or below investment-grade categories, or are unrated or in default at the time of purchase (also known as high-yield securities or "junk bonds"). Such debt securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and are more volatile than higher-rated securities of similar maturity. The value of such debt securities will be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated debt securities may be less liquid and more difficult to value than higher-rated securities.

The market values of certain high yield/lower-rated debt and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, issuers of high yield/lower-rated debt and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

The risk of loss due to default by such issuers is significantly greater because high yield/lower-rated debt and comparable unrated securities generally are unsecured and frequently are subordinated to senior indebtedness. The Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for high yield/lower-rated debt and comparable unrated securities may diminish the Fund's ability to: (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value; and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

Although the general market for high yield/lower-rated debt and comparable unrated securities is no longer new, the market for such securities has not yet weathered a major sustained economic recession. The effect that such a recession might have on such securities is not known. Any such recession, however, could disrupt severely the market for such securities and adversely affect the value of such securities. Any such economic downturn also could severely and adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

ILLIQUID SECURITIES

The Funds may invest in securities not registered under the Securities Act of 1933, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale, and for which there may not be a readily available market, and which may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. Each Fund may not invest or hold more than 15% of its net assets in illiquid securities.

INTEREST RATE PROTECTION TRANSACTIONS

To manage its exposure to different types of investments, the Funds may enter into interest rate, currency and mortgage (or other asset) swap agreements and may purchase and sell interest rate "caps," "floors" and "collars." In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specific amount in return for payments equal to a fixed interest rate on the same amount for a specified period. In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed upon range.

A Fund expects to enter into interest rate protection transactions to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Funds intend to use these transactions as a hedge and not as a speculative investment.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its portfolio securities pursuant to guidelines approved by the Trustees to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a State, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the Fund. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the adviser or the distributor.

Wells Fargo Bank, N.A. (the "Custodian") acts as Securities Lending Agent for the Funds, subject to the overall supervision of the Funds' investment adviser. Pursuant to an exemptive order granted by the Securities and Exchange Commission ("SEC"), the Custodian is entitled to receive a portion of the revenues generated by securities lending activities as compensation for its services in this regard.

MORTGAGE-RELATED SECURITIES

The Funds may invest in mortgage-related securities (also known as mortgage pass-through securities), which represent interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities). Payment of principal and interest on some mortgage-related securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage-related securities created by private issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers. Collateralized mortgage obligations, adjustable rate mortgages and mortgage participation certificates are the primary types of mortgage-related securities utilized by the Funds.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). The Funds may invest in investment-grade CMOs. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or Federal National Mortgage Association ("FNMA"). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding longer maturity classes receive principal only after the first class has been retired. A longer duration or greater sensitivity to interest rate fluctuations generally increases the risk level of the CMO.

ADJUSTABLE RATE MORTGAGES ("ARMS"). Each Fund may invest in ARMs issued or guaranteed by a government agency such as the GNMA, FNMA or FHLMC, or by a private issuer. The full and timely payment of principal and interest on GNMA ARMs is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA also guarantees full and timely payment of both interest and principal, while FHLMC guarantees full and timely payment of interest and ultimate payment of principal. FNMA and FHLMC ARMs are not backed by the full faith and credit of the United States. However, because FNMA and FHLMC are government-sponsored enterprises, these securities are generally considered to be high-quality investments that present minimal credit risks. The mortgages underlying ARMs guaranteed by GNMA are typically insured or guaranteed by the Federal Housing Administration, the Veterans Administration or the Farmers Home Administration, whereas those underlying ARMs issued by FNMA or FHLMC are typically conventional residential mortgages which are not so insured or guaranteed, but which conform to specific underwriting, size and maturity standards. The yields provided by ARMs issued by a government agency have historically exceeded the yields on other types of U.S. Government securities with comparable maturities, although there can be no assurance that this historical performance will continue.

The Funds may also invest in ARMs offered by private issuers. These securities generally offer a higher rate of interest, but also involve greater credit and interest rate risk than U.S. Government agency issued ARMs because they offer no direct or indirect governmental guarantees. However, many private issuers or servicers of ARMs guarantee or provide insurance for timely payment of interest and principal.

MORTGAGE PARTICIPATION CERTIFICATES. The Funds also may invest in mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"), both issued by the FHLMC. PCs resemble GNMA certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool of mortgages. GMCs also represent a pro rata interest in a pool of mortgages. These instruments, however, pay interest semi-annually and return principal once a year in guaranteed minimum payments. Mortgage participation certificates differ from bonds in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity.

OTHER MORTGAGE-RELATED SECURITIES. As new types of mortgage-related securities are developed and offered to investors, the adviser will, consistent with the Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

PREPAYMENT  AND  EXTENSION  RISK.  The  stated  maturities  of  mortgage-related securities  may be  shortened  by  unscheduled  prepayments  of principal on the
underlying  mortgages,   or  extended  in  rising  interest  rate  environments.
Therefore, it is not possible to predict accurately the average maturity of a particular mortgage-related security. Variations in the maturities of mortgage-related securities will affect the yield of the Fund. Rates of repayment of principal on mortgage-related securities that are higher or lower than expected may also expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities.

INTEREST RATE RISK. The interest rates on the underlying mortgages of mortgage-related securities generally are readjusted at periodic intervals ranging from one year or less to several years in response to changes in a predetermined, commonly recognized interest rate index. The adjustable rate feature should reduce, but will not eliminate, price fluctuations in such securities, particularly when market interest rates fluctuate. The NAV of a Fund's shares may fluctuate to the extent interest rates on the underlying mortgages differ from prevailing market interest rates during periods between interest rate reset dates. Accordingly, investors could experience some loss if they redeem their shares of a Fund or if the Fund sells these portfolio securities before the interest rates on the underlying mortgages are adjusted to reflect prevailing market interest rates.

OTHER INVESTMENT COMPANIES

The Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) of the 1940 Act, subject to the Funds' non-fundamental investment policies. Currently, under the 1940
Act, a Fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's total assets with respect to any one investment company and (iii) 10% of such Fund's total assets. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

ISHARES: The Funds may invest in iShares Trust and iShares, Inc. ("iShares"), which are registered investment companies that consist of numerous separate series (each an "iShares Fund"), each of which seeks investment results similar to the performance of a single stock market or of a group of stock markets in a single geographic location. iShares combine characteristics of stocks with those of index funds. Like stocks, iShares are liquid and can be traded in any number of shares; like index funds, they provide diversification and market tracking. iShares trade on the American Stock Exchange, the Chicago Board Options Exchange and the New York Stock Exchange in the same way as shares of stock of a publicly held company.

PARTICIPATION INTERESTS

Each Fund may purchase participation interests in loans or instruments in which the Fund may invest directly that are owned by banks or other institutions. A participation interest gives a Fund an undivided proportionate interest in a loan or instrument. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation interest.

PRIVATELY ISSUED SECURITIES

The Funds may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to a Fund. Privately issued or Rule 144A Securities that are "illiquid" are subject to the Funds' policy of not investing or holding more than 15% of its net assets in illiquid securities. The adviser will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in its evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (E.G., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements, wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. All repurchase agreements will be fully "collateralized," as defined under the 1940 Act. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days and illiquid securities. A Fund will only enter into repurchase agreements with primary broker-dealers and commercial banks that meet guidelines established by the Trustees and that are not affiliated with the investment adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

REVERSE REPURCHASE AGREEMENTS

The Funds may enter into reverse repurchase agreements (an agreement under which a Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities.

SHORT SALES

The Funds may make short sales of securities they own or have the right to acquire at no added cost through conversion or exchange of other securities they own (referred to as short sales "against the box"). If a Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. The Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by an offsetting future gain in the short position. Short sales transactions may have adverse tax consequences to the Funds and their shareholders.

Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

STRIPPED SECURITIES

The Funds may purchase Treasury receipts, securities of government-sponsored enterprises (GSEs), stripped mortgage-backed securities (SMBs) and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government, mortgage and other obligations. The stripped securities the Funds may purchase are issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks, corporations and other institutions at a discount to their face value. These securities generally are structured to make a lump-sum payment at maturity and do not make periodic payments of principal or interest. Hence, the duration of these securities tends to be longer and they are therefore more sensitive to interest rate fluctuations than similar securities that offer periodic payments over time. The stripped securities purchased by the Funds are not subject to prepayment or extension risk. SMBs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBs that are structured to receive interest only are extremely sensitive to changes in prevailing interest rates as well as the rate of principal payments (including prepayments) on the related underlying mortgage assets, and are therefore much more volatile than SMBs that receive principal only.

The Funds may purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

UNRATED INVESTMENTS

The Funds may purchase instruments that are not rated if, in the opinion of the adviser, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. To the extent the ratings given by Moody's Investors Services ("Moody's") or Standard & Poor's ("S&P") may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's and S&P are more fully described in the Appendix to this SAI.

U.S. GOVERNMENT OBLIGATIONS

The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"). Payment of principal and interest on U.S. Government Obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FannieMae notes). In the latter case, investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government Obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

ZERO COUPON BONDS

The Funds may invest in zero coupon bonds. Zero coupon bonds are securities that make no periodic interest payments, but are instead sold at discounts from face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. Because zero coupon bonds bear no interest, they are more sensitive to interest rate changes and are therefore more volatile. When interest rates rise, the discount to face value of the security deepens and the securities decrease more rapidly in value; conversely, when interest rates fall, zero coupon securities rise more rapidly in value as the discount to face value narrows.

NATIONALLY RECOGNIZED STATISTICAL RATINGS ORGANIZATIONS

The ratings of Moody's, Standard & Poor's ("S&P") and Fitch Investors Service, Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.


                                   MANAGEMENT

The following information should be read in conjunction with the similar information contained in the Prospectus/Proxy Statement.

TRUSTEES AND OFFICERS

The  Board   supervises  each  Fund's   activities,   monitors  its  contractual
arrangements with various service providers, and decides upon matters of general policy.

GENERAL. The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for each of the [ ] funds comprising the Trust, Wells Fargo Variable Trust and Master Trust (collectively the "Fund Complex" or the "Trusts"). The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 74.

In the table below and throughout this section, information for Trustees who are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("independent Trustees"), appears separately from the information for the "interested" Trustees.

-------------------------- ---------------------- -------------------------------------- -----------------------------
                            POSITION HELD WITH                                               OTHER PUBLIC COMPANY
  NAME, AGE AND ADDRESS         REGISTRANT/              PRINCIPAL OCCUPATION(S)            OR INVESTMENT COMPANY
                            LENGTH OF SERVICE1             DURING PAST 5 YEARS                  DIRECTORSHIPS
-------------------------- ---------------------- -------------------------------------- -----------------------------
----------------------------------------------------------------------------------------------------------------------
                              INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------
-------------------------- ---------------------- -------------------------------------- -----------------------------
Thomas S. Goho, 62         Trustee,               Wake Forest University, Calloway                   N/A
                           since 1987             School of Business and Accountancy,
                                                  Benson-Pruitt Professorship since
                                                  1999, Associate Professor of Finance
                                                  1994-1999.
-------------------------- ---------------------- -------------------------------------- -----------------------------
-------------------------- ---------------------- -------------------------------------- -----------------------------
Peter G. Gordon, 61        Trustee,               Chairman, CEO and Co-Founder of                    N/A
                           since 1998;            Crystal Geyser Water Company and
                           (Lead Trustee, since   President of Crystal Geyser Roxane
                           2001).                 Water Company.
-------------------------- ---------------------- -------------------------------------- -----------------------------
-------------------------- ---------------------- -------------------------------------- -----------------------------
Richard M. Leach, 71       Trustee,               Retired. Prior thereto, President of               N/A
                           since 1987             Richard M. Leach Associates (a
                                                  financial consulting firm).
-------------------------- ---------------------- -------------------------------------- -----------------------------
-------------------------- ---------------------- -------------------------------------- -----------------------------
Timothy J. Penny, 52       Trustee,               Senior Counselor to the public                     N/A
                           since 1996             relations firm of Himle-Horner and
                                                  Senior  Fellow at the Humphrey
                                                  Institute,        Minneapolis,
                                                  Minnesota  (a  public   policy
                                                  organization).
-------------------------- ---------------------- -------------------------------------- -----------------------------
-------------------------- ---------------------- -------------------------------------- -----------------------------
Donald C. Willeke, 64      Trustee,               Principal of the law firm of Willeke               N/A
                           since 1996             & Daniels.
-------------------------- ---------------------- -------------------------------------- -----------------------------
----------------------------------------------------------------------------------------------------------------------
                              INTERESTED2 TRUSTEES
----------------------------------------------------------------------------------------------------------------------
-------------------------- ---------------------- -------------------------------------- -----------------------------
Robert C. Brown, 73        Trustee,               Retired. Director, Federal Farm                    N/A
                           since 1992             Credit Banks Funding Corporation and
                                                  Farm Credit System Financial
                                                  Assistance Corporation until
                                                  February 1999.
-------------------------- ---------------------- -------------------------------------- -----------------------------
-------------------------- ---------------------- -------------------------------------- -----------------------------
J. Tucker Morse, 60        Trustee,               Private Investor/Real Estate                       N/A
                           since 1987             Developer; Chairman of White Point
                                                  Capital, LLC.
-------------------------- ---------------------- -------------------------------------- -----------------------------
----------------------------------------------------------------------------------------------------------------------
                                    OFFICERS
----------------------------------------------------------------------------------------------------------------------
-------------------------- ---------------------- -------------------------------------- -----------------------------
Karla M. Rabusch, 45       President,             Executive Vice President of Wells                  N/A
                           since 2003             Fargo Bank, N.A.  and President of
                                                  Wells Fargo Funds Management, LLC.
                                                  Senior Vice President and Chief
                                                  Administrative Officer of Wells
                                                  Fargo Funds Management, LLC from
                                                  March 2001 to March 2003.  Vice
                                                  President of Wells Fargo Bank, N.A.
                                                  from December 1997 to May 2000.
-------------------------- ---------------------- -------------------------------------- -----------------------------
-------------------------- ---------------------- -------------------------------------- -----------------------------
Stacie D. DeAngelo, 35     Treasurer,             Vice President of Wells Fargo Bank,                N/A
                           since 2003             N.A. and Vice President of
                                                  Operations   for  Wells  Fargo
                                                  Funds  Management,  LLC. Prior
                                                  thereto, Operations Manager at
                                                  Scudder  Weisel  Capital,  LLC
                                                  from  October 2000 to May 2001
                                                  and  Director  of  Shareholder
                                                  Services    at   BISYS    Fund
                                                  Services from  September  1999
                                                  to October 2000; and Assistant
                                                  Vice  President of  Operations
                                                  with        Nicholas-Applegate
                                                  Capital  Management  from  May
                                                  1993 to September 1999.
-------------------------- ---------------------- -------------------------------------- -----------------------------
-------------------------- ---------------------- -------------------------------------- -----------------------------
C. David Messman, 44       Secretary,             Vice President and Counsel of Wells                N/A
                           since 2000             Fargo Bank, N.A. since January
                                                  1996.   Vice   President   and
                                                  Secretary of Wells Fargo Funds
                                                  Management,  LLC  since  March
                                                  2001.
-------------------------- ---------------------- -------------------------------------- -----------------------------

1 Length of service dates reflect the Trustee's commencement of service with the Trust's predecessor entities, where applicable.

2 BASIS OF INTERESTEDNESS. Robert C. Brown owns securities of Wells Fargo & Company, the parent holding company of the Funds' adviser. J. Tucker Morse is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, but which is not itself affiliated with Wells Fargo Funds Management, LLC.


COMMITTEES. All of the independent Trustees are also members of the Audit and Nominating Committees of the Trust. Whenever a vacancy occurs on the Board, the Nominating Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Nominating Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust's management. Pursuant to the Trust's charter document, only independent Trustees may nominate and select persons to become independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. Shareholder nominees are not considered unless required by or under the 1940 Act. The Nominating Committee meets only as necessary. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent auditors on behalf of the full Board. The Audit Committee operates pursuant to a separate charter.

COMPENSATION. Prior to January 1, 2004, each Trustee received an annual retainer (payable quarterly) of $52,000 from the Fund Complex, and also received a combined fee of $5,000 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,000 for attendance at telephonic Fund Complex Board meetings. In addition, the Lead Trustee of the Fund Complex received an additional $10,000 annual retainer for the additional work and time devoted by the Lead Trustee.

Effective January 1, 2004, each Trustee receives an annual retainer (payable quarterly) of $56,000 from the Fund Complex. Each Trustee also receives a combined fee of $7,000 for attendance at in-person Fund Complex Board meetings, and a $2,000 per meeting combined committee fee. Effective August 15, 2004, each Trustee receives a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Lead Trustee of the Fund Complex receives an additional $10,000 annual retainer for the additional work and time devoted by the Lead Trustee.

The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's Officers are not compensated by the Trust for their services. For the fiscal year ended March 31, 2004, the Trustees received the following compensation:

                          ------------------------------------------------------
                                           COMPENSATION TABLE
                                        YEAR ENDED MARCH 31, 2004
                          ------------------------------------------------------
                          -------------------------------- ---------------------
                                      TRUSTEE                  COMPENSATION
                                              INDEPENDENT TRUSTEES
                                  Thomas S. Goho                   $  77,000
                                  Peter G. Gordon                  $  87,000
                                  Richard M. Leach                 $  77,000
                                  Timothy J. Penny                 $  77,000
                                  Donald C. Willeke                $  77,000
                                               INTERESTED TRUSTEES
                                  Robert C. Brown                  $  75,000
                                  J. Tucker Morse                  $  75,000
                          -------------------------------- ---------------------


BENEFICIAL EQUITY OWNERSHIP INFORMATION. As of the date of this SAI, Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: 0 = $0; A = $1-$10,000; B = $10,001-$50,000; C = $50,001-$100,000; and D = over $100,000.

             BENEFICIAL EQUITY OWNERSHIP IN FUNDS* AND FUND COMPLEX
                      CALENDAR YEAR ENDED DECEMBER 31, 2003
------------------------------ ----- ----- ----- ----- ----- ----- ----------------------
                               Corpo Gover High  Short Short Ultra
                               rate  nment Inc   Term  Term  Short  Aggregate Dollar Range
           Trustee             Bond  Secur ome         HY    Term   of Equity Securities
                                     ities       Bond  Bond  Income   of Fund Complex
                                                                   ----------------------
------------------------------ ----- ----- ----- ----- ----- ----- ----------------------
Thomas S. Goho                   0     0     0     0     0     0     D
------------------------------ ----- ----- ----- ----- ----- ----- ----------------------
------------------------------ ----- ----- ----- ----- ----- ----- ----------------------
Peter G. Gordon                  0     0     0     0     0     0     B
------------------------------ ----- ----- ----- ----- ----- ----- ----------------------
------------------------------ ----- ----- ----- ----- ----- ----- ----------------------
Richard M. Leach                 0     0     0     0     0     0     0
------------------------------ ----- ----- ----- ----- ----- ----- ----------------------
------------------------------ ----- ----- ----- ----- ----- ----- ----------------------
Timothy J. Penny                 0     0     0     0     0     0     C
------------------------------ ----- ----- ----- ----- ----- ----- ----------------------
------------------------------ ----- ----- ----- ----- ----- ----- ----------------------
Donald C. Willeke                0     0     0     0     0     0     B
------------------------------ ----- ----- ----- ----- ----- ----- ----------------------
Robert C. Brown                  0     0     0     0     0     0     D
------------------------------ ----- ----- ----- ----- ----- ----- ----------------------
------------------------------ ----- ----- ----- ----- ----- ----- ----------------------
J. Tucker Morse                  0     0     0     0     0     0     D
------------------------------ ----- ----- ----- ----- ----- ----- ----------------------
o The Funds are expected to commence operations in the second quarter of 2005.


OWNERSHIP OF SECURITIES OF CERTAIN ENTITIES. None of the independent Trustees and/or their immediate family members own securities of the adviser, any sub-advisers, or the distributor, or any entity controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS. Under Section 15(c) of the 1940 Act, the Board is generally required to approve annually the investment advisory and investment sub-advisory contracts (individually, an "Advisory Agreement," and collectively, the "Advisory Agreements") for the Funds. At each quarterly meeting, the Board will review the performance information and nature of services provided by the investment adviser and sub-adviser. At least annually, the Board will be provided with quantitative and qualitative information to assist it in evaluating whether to approve the continuance of the Advisory Agreements, including comparative fee information, profitability information, performance data, descriptions of the investment philosophy, experience and senior management of the investment adviser and investment sub-adviser (individually, an "Adviser" and collectively, the "Advisers"), and a description of the quality and nature of the services provided by the Advisers.

Before approving an Advisory Agreement with an Adviser, at its regular meeting, called in part for this purpose, on August 10, 2004, the Board reviewed fees that would be payable under the Advisory Agreement, including any fee waivers or fee caps, as well as any other relationships between the Funds and the Advisers and affiliates. The Board also analyzed each Fund's contractual fees, including investment advisory and sub-advisory fees, administration fees, shareholder servicing fees and Rule 12b-1/distribution fees.

The Board then analyzed each Adviser's background and services that it would provide to the Funds. For example, the Board reviewed and discussed the investment philosophy and experience of the Investment Adviser. The Board discussed the fact that the Investment Adviser has established an investment program for each Fund and would supervise and evaluate the sub-adviser who would make the day-to-day investment decisions for the Funds. The Board recognized that the Investment Adviser has an expertise in hiring and overseeing the activities of the sub-adviser. The Board also recognized that the oversight responsibilities of the Investment Adviser include monitoring Fund compliance with federal securities laws and regulations. The Board reviewed each Adviser's compliance procedures including their internal compliance policies relating to the respective codes of ethics, policies on personal trading, internal compliance procedures relating to the Funds' portfolio investments and operations, the process for monitoring and evaluating work performed by third parties, compliance by the distributor on behalf of the Funds with SEC and other regulatory requirements, maintenance of books and records of the Funds and recordkeeping systems of the Advisers, and other activities and clients of the Advisers. The Board also considered the background and experience of the senior management of each Adviser, and the level of attention expected to be given to the Funds by such persons. In evaluating the Advisers, the Board recognized that it has the size, visibility and resources to attract and retain highly qualified investment professionals, including research, advisory and marketing personnel.

In addition to the above considerations, the Board also analyzed certain additional factors relating specifically to the sub-adviser. For example, the Board considered the sub-adviser's investment strategies, research capabilities, means for executing portfolio transactions and scope of investment services. The Board reviewed the sub-adviser's procedures for selecting brokers to execute portfolio transactions for the Funds. More specifically, the Board reviewed the factors that the sub-adviser will consider prior to selecting a broker to execute portfolio transactions. One such factor is the sub-adviser's consideration of obtaining research services or other soft dollar arrangements through the allocation of Fund brokerage. The Board also considered the standards and performance in seeking best execution, whether and to what extent soft dollar credits would be sought and how any such credits would be utilized, the benefits from using an affiliated broker, the extent to which efforts would be made to recapture transaction costs, and the existence of quality controls applicable to the Funds' investment portfolios. Finally, the Board reviewed the sub-adviser's method for allocating portfolio opportunities among the Funds and other advisory clients.

Based on the above analysis,  which, in summary, included the following factors:
(i) the quality of services provided by each of the Advisers; (ii) the scope of each Adviser's background and experience; (iii) an analysis of advisory fees expected to be paid by the Funds, the Board determined that the Advisory Agreements, including the fee levels, were fair and reasonable in light of all relevant circumstances.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC ("Funds Management"), an indirect wholly owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, is the investment adviser for the Funds. Funds Management is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. As compensation for its advisory services, Funds
Management is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

------------------------------------ --------------------------- -------------------------
               FUND                         BREAKPOINTS                ANNUAL RATE
                                                                     (AS A PERCENTAGE
                                                                      OF NET ASSETS)
------------------------------------ --------------------------- -------------------------
------------------------------------ --------------------------- -------------------------
Corporate Bond Fund                           0-499M                       0.45%
                                            500-999M                       0.40%
                                             1-2.99B                       0.35%
                                             3-4.99B                       0.325%
                                              >4.99B                       0.30%
------------------------------------ --------------------------- -------------------------
------------------------------------ --------------------------- -------------------------
                                              0-499M                       0.55%
                                            500-999M                       0.50%
High Income Fund                             1-2.99B                       0.45%
                                             3-4.99B                       0.425%
                                              >4.99B                       0.40%
------------------------------------ --------------------------- -------------------------
------------------------------------ --------------------------- -------------------------
                                              0-499M                       0.45%
                                            500-999M                       0.40%
Government Securities Fund                   1-2.99B                       0.35%
                                             3-4.99B                       0.325%
                                              >4.99B                       0.30%
------------------------------------ --------------------------- -------------------------
------------------------------------ --------------------------- -------------------------
                                              0-499M                       0.45%
                                            500-999M                       0.40%
Short-Term Bond Fund                         1-2.99B                       0.35%
                                             3-4.99B                       0.325%
                                              >4.99B                       0.30%
------------------------------------ --------------------------- -------------------------
------------------------------------ --------------------------- -------------------------
                                             0-4.99M                       0.55%
                                            500-999M                       0.50%
Short-Term High Yield Bond Fund              1-2.99B                       0.45%
                                             3-4.99B                       0.425%
                                              >4.99B                       0.40%
------------------------------------ --------------------------- -------------------------
------------------------------------ --------------------------- -------------------------
Ultra Short-Term Income Fund                  0-499M                       0.45%
                                            500-999M                       0.40%
                                             1-2.99B                       0.35%
                                             3-4.99B                       0.325%
                                              >4.99B                       0.30%
------------------------------------ --------------------------- -------------------------

GENERAL. Each Fund's Advisory Agreement will continue in effect for more than two years from the effective date provided the continuance is approved annually
(i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Board and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any such party. A Fund's Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

INVESTMENT SUB-ADVISER

Funds Management has engaged Wells Capital Management to serve as investment sub-adviser to the Funds (the "Sub-Adviser"). Subject to the direction of the Trust's Board and the overall supervision and control of Funds Management and the Trust, the Sub-Adviser makes recommendations regarding the investment and reinvestment of the Funds' assets. The Sub-Adviser furnishes to Funds Management periodic reports on the investment activity and performance of the Funds. The Sub-Adviser also furnishes such additional reports and information as Funds Management and the Trusts' Boards and Officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to the Sub-Adviser.

For providing sub-advisory services Wells Capital Management is entitled to receive monthly fees at the annual rates described below.

-------------------------------- ------------------------
             FUND                          FEE
-------------------------------- ------------------------
-------------------------------- ------------------------
Corporate Bond                       0-400M     0.20%
                                   400-800M    0.175%
                                      >800M    0.15%
-------------------------------- ------------------------
-------------------------------- ------------------------
                                     0-400M     0.20%
High Income                         400-800M    0.175%
                                      >800M     0.15%
-------------------------------- ------------------------
-------------------------------- ------------------------
                                     0-400M     0.20%
Government Securities              400-800M    0.175%
                                      >800M     0.15%
-------------------------------- ------------------------
-------------------------------- ------------------------
                                     0-400M    0.20%
Short-Term Bond                    400-800M    0.175%
                                      >800M    0.15%
-------------------------------- ------------------------
-------------------------------- ------------------------
                                      -400M     0.20%
Short-Term High Yield Bond       400-800M      0.175%
                                      >800M     0.15%
-------------------------------- ------------------------
-------------------------------- ------------------------
Ultra Short-Term Income              0-400M     0.20%
                                   400-800M    .175%
                                      >800M     0.15%
-------------------------------- ------------------------


ADMINISTRATOR

The Trust has retained Funds Management (the "Administrator") as administrator on behalf of the Funds pursuant to an Administration Agreement. Under the Administration Agreement with the Trust, Funds Management provides, among other things: (i) general supervision of the Funds' operations, including communication, coordination and supervision services with regard to the Funds' transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services; (ii) coordination of the preparation and filing of reports and other information materials regarding the Funds, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Funds' investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds' transfer agent, custodian and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services.

In addition, Funds Management has agreed to pay all of the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as Administrator. Because the administrative services provided by Funds Management vary by class, the fees payable to Funds Management also vary by class. For providing administrative services, including paying the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee at the rates indicated below, as a percentage of each Fund's (except for the High Income and Short-Term High Yield Bond Funds) average daily net assets:

 ------------------------------------------ ------------------- ----------------
                   CLASS                       Asset Level            FEE
 ------------------------------------------ ------------------- ----------------
 ------------------------------------------ ------------------- ----------------
 Class C and Advisor Class Shares                 0-4.99B            0.33%
                                                 5B-9.99B            0.32%
                                                   >9.99B            0.31%
 ------------------------------------------ ------------------- ----------------
 ------------------------------------------ ------------------- ----------------
                                                  0-4.99B            0.50%
 Investor Class Shares                           5B-9.99B            0.49%
                                                   >9.99B            0.48%
 ------------------------------------------ ------------------- ----------------
 ------------------------------------------ ------------------- ----------------
 Select Class Shares                              0-4.99B            0.13%
                                                 5B-9.99B            0.12%
                                                   >9.99B            0.11%
 ------------------------------------------ ------------------- ----------------


     On behalf of the High Income Bond and Short-Term High Yield Bond Funds, Funds Management is entitled to receive an annual administrative fee for the following classes of shares at the rates indicated below, as a percentage of each Fund's average daily net assets:

           -------------------------------- ------------------- ----------------
                       CLASS ASSET LEVEL FEE
           -------------------------------- ------------------- ----------------
           -------------------------------- ------------------- ----------------
           Advisor Class Shares                   0-4.99B            0.28%
                                                 5B-9.99B            0.27%
                                                   >9.99B            0.26%
           -------------------------------- ------------------- ----------------
           -------------------------------- ------------------- ----------------
           Investor Class Shares                  0-4.99B            0.45%
                                                 5B-9.99B            0.44%
                                                   >9.99B            0.43%
           -------------------------------- ------------------- ----------------


DISTRIBUTOR

     Stephens Inc. ("Stephens" or the "Distributor"), located at 111 Center Street, Little Rock, Arkansas 72201, currently serves as the distributor for the Funds. Wells Fargo Funds Distributor LLC ("Funds Distributor"), located at 525 Market Street, San Francisco, California 94105, will serve as the distributor for the Funds when they commence operations in the second quarter of 2005. The Government Securities Fund, which offers Class C shares, has adopted a distribution plan (a "Plan") under Section 12(b) under the 1940 Act and Rule 12b-1 thereunder (the "Rule") for its Class C shares. The Plan was adopted by the Board, including a majority of the Trustees who were not "interested persons" (as defined under the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees"). Under the Plan and pursuant to the related Distribution Agreement, the Class C shares of the Fund pay Stephens, on a monthly basis, an annual fee of 0.75% of the average daily net assets attributable to the Class C shares of the Fund as compensation for distribution-related services or as reimbursement for distribution-related expenses.

The actual fee payable to the Distributor by the Fund is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

GENERAL. The Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of a Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of a Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees and the Non-Interested Trustees.

The Plan provides that the Treasurer of Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such Non-Interested Trustees.

Wells Fargo Bank and Funds Management, interested persons (as that term is defined under Section 2(a)(19) under the 1940 Act) of the Trust, act as selling agents for the Fund shares pursuant to selling agreements with Stephens authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Board has concluded that the Plan is reasonably likely to benefit the Fund and its shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Fund is designed to serve. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (I.E., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Fund, selling or servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.

The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (I.E., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Fund, selling or servicing agents may receive significant additional payments directly from the Adviser, Distributor, or their affiliates in connection with the sale of Fund shares. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

SHAREHOLDER SERVICING AGENT

The Funds have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing these services, a Shareholder Servicing Agent is entitled to an annual fee from the applicable Fund of 0.25% of the average daily net assets of the Class C, Advisor Class and Investor Class shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Trustees and provide that a Fund shall not be obligated to make any payments under such plans or related agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

GENERAL. The Shareholder Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Trustees and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by a vote of a majority of the Board, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

The Shareholder Servicing Plan requires that the Administrator of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Shareholder Servicing Plan.

CUSTODIAN

Wells  Fargo  Bank,  N.A.  (the  "Custodian"),   located  at  6th  &  Marquette,
Minneapolis, Minnesota 55479, acts as custodian for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase, sale or maturity; collects and receives all income, other payments and distributions on account of the assets of each Fund; and pays all expenses of each Fund. For its services as Custodian, it is entitled to receive an annual fee of 0.02% of the average daily net assets of each Fund.

FUND ACCOUNTANT

PFPC, Inc. ("PFPC"), located at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as fund accountant for the Funds. For these services, PFPC is entitled to receive an annual base fee of $6,000 from each Fund and a monthly fee of $500 per class for each class greater than one. PFPC also receives an annual complex-wide fee, calculated based upon the aggregate average net assets of all of the fund and portfolios of the Trusts (excluding Wells Fargo Master Trust portfolios) and payable monthly, as indicated in the chart below. Each Fund's share of the annual complex-wide fee would be based on its proportionate share of the aggregate average net assets of all of the Funds and portfolios of the Trust and Variable Trust (excluding Wells Fargo Master Trust portfolios). Finally, PFPC is entitled to receive certain out-of-pocket costs.

    -------------------------------------- -------------------------------------
           AVERAGE DAILY NET ASSETS               ANNUAL ASSET-BASED FEES
    -------------------------------------- -------------------------------------
    -------------------------------------- -------------------------------------
                 $0-85 billion                            0.0057%
    -------------------------------------- -------------------------------------
    -------------------------------------- -------------------------------------
                 > $85 billion                            0.0025%
    -------------------------------------- -------------------------------------

TRANSFER AND DIVIDEND DISBURSING AGENT

Boston Financial Data Services, Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as transfer and dividend disbursing agent for the Funds. For providing such services, BFDS is entitled to receive fees from the Administrator.

UNDERWRITING COMMISSIONS

Funds  Distributor  will  serve  as  the  principal   underwriter   distributing
securities of the Funds on a continuous basis when they commence operations in the second quarter of 2005.

CODE OF ETHICS

The Fund Complex, the Adviser and the Sub-Adviser each have adopted a code of ethics, which contains policies on personal securities transactions by "access persons." These policies comply with Rule 17j-1 under the 1940 Act. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. For purposes of a code of ethics, an access person means (i) a director, trustee or officer of a fund or investment adviser; (ii) any employee of a fund or investment adviser (or any company in a control relationship to a fund or investment adviser) who, in connection with his or her regular functions or duties, makes, participates in, or obtains information about the purchase or sale of securities by a fund, or whose functions relate to the making of any recommendations with respect to the purchases or sales; and (iii) any natural person in a control relationship to a fund or investment adviser who obtains information concerning recommendations made to a fund regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions under Rule 17j-1. The above restrictions do not apply to purchases or sales of certain types of securities, including shares of open-end investment companies that are unaffiliated with the Wells Fargo Mutual Funds family, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, the Adviser and the Sub-Adviser are on public file with, and available from, the SEC.


                        DETERMINATION OF NET ASSET VALUE

NAV per share for each class of the Funds is determined as of the close of regular trading at 4:00 p.m. (Eastern time) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Funds' shares.

Each Fund's investments are generally valued at current market prices. If a security trades on an exchange, it is generally valued based on the last sale price during the regular trading session ("closing price"); if no sale has occurred, the security is valued based on the latest bid quotation. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on The Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. A Fund is required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if an accurate market quotation is not readily available, i.e., if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value. This situation may result if, among other things, a significant event occurs after the closing price or the latest bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a market quotation is readily available and, if not, what fair value to assign to the security. In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair valuation assigned to a particular security is accurate.

Money market instruments and debt instruments maturing in 60 days or less are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices for fixed-income and other securities may be furnished by a reputable independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Funds may be purchased on any day a Fund is open for business. Each Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is generally closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

Purchase orders for a Fund that are received before such Fund's NAV calculation time generally are processed at such time on that Business Day. Purchase Orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Funds will close early. On these days, the NAV calculation time and the dividend, purchase and redemption cut-off times for the Funds may be earlier than their stated NAV calculation time described above.

Payment for shares may, in the discretion of the adviser, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment, please contact the Distributor. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

The Funds reserve the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund.

PURCHASES AND REDEMPTIONS FOR EXISTING WELLS FARGO FUNDS ACCOUNT HOLDERS VIA THE INTERNET. All existing shareholders who purchased their shares directly from Wells Fargo Funds may purchase additional shares of the class of Funds that they already own and redeem existing shares via the Internet. For purchases, such account holders must have a bank account linked to their Wells Fargo Funds account. Redemptions may be deposited into a linked bank account or mailed via check to the shareholder's address of record. Internet account access is available for institutional clients; shareholders should contact Investor Services at 1-800-222-8222 or log on at www.wellsfargofunds.com for further details. Shareholders who hold their shares in a brokerage account should contact their selling agent.

PURCHASES AND REDEMPTIONS THROUGH BROKERS AND/OR THEIR AFFILIATES. A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectus/Proxy Statement in the section entitled "Comparison of Account Features and Services." The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.

REDUCED SALES CHARGES FOR CERTAIN HOLDERS OF CLASS C SHARES. No CDSC is imposed on redemptions of Class C shares where a fund did not pay a sales commission at the time of purchase.


                             PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust's Board and the supervision of the Adviser, the Funds' Sub-Adviser is responsible for the Funds' portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Adviser to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer's risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction; the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm; the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission, if any. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to broker-dealers serving as market makers for the securities at a net price. Each of the Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Fund may purchase securities from underwriting syndicates of which Stephens or Funds Management is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board.

In placing orders for portfolio securities of a Fund, the Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, the Adviser oversees the Sub-Adviser's trade execution procedures to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

The Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, the Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer. The
Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the
advisability  of  securities  or  purchasers  or  sellers  of  securities;   (2)
furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, the Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the advisory contracts, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which the Sub-Adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds.

PORTFOLIO TURNOVER. The portfolio turnover rate is not a limiting factor when the Sub-Adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also may result in adverse tax consequences to a Fund's shareholders. Portfolio turnover rate is not a limiting factor when Funds Management deems portfolio changes appropriate.


                                  FUND EXPENSES

         From time to time, Funds Management may waive fees from a Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

         Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Funds Management or any of its affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, and any extraordinary expenses. Expenses attributable to the Funds are charged against a Fund's assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board deems equitable.



                              FEDERAL INCOME TAXES

The following information should be read in conjunction with the similar information found in the Prospectus/Proxy Statement. This section of the SAI provides additional information concerning federal income taxes. It is based on the Internal Revenue Code (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

A shareholder's tax treatment may vary depending upon his or her particular situation. This discussion only applies to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as: insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts ("IRAs")), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to that discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the Combined Proxy/Prospectus applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners as to the particular federal tax consequences to them of an investment in a Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

GENERAL. The Trust intends to continue to qualify each Fund as a "regulated investment company" under Subchapter M of the Code, as long as such qualification is in the best interests of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, rather than to the Trust as a whole. Furthermore, each Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

In order to qualify as a regulated investment company under the Code, each Fund must, among other things, derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts). Pursuant to future regulations, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains which are directly related to a Fund's principal business of investing in stock or securities. Each Fund must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), or in two or more issuers the Fund controls and which are engaged in the same or similar trades or businesses. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, as well as 90% of its net tax-exempt income earned in each taxable year. A Fund generally will not be subject to federal income tax on the investment company taxable income and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, a Fund may make the distributions in the following taxable year. Furthermore, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

If, in any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, such Fund would be taxed in the same manner as an ordinary corporation without any deduction for distributions to shareholders, and all distributions from the Fund's earnings and profits (including any distributions of net tax-exempt income and net long-term capital gains) to its shareholders would be taxable as ordinary income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute such capital gains. The Funds cannot carry back or carry forward any net operating losses.

EQUALIZATION ACCOUNTING. Under the Code, the Funds may use the so-called "equalization method" of accounting to allocate a portion of their "earnings and profits," which generally equals a Fund's undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Funds, and thus the use of this method may be subject to IRS scrutiny.

EXCISE TAX. A 4% nondeductible excise tax will be imposed on each Fund's net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute during each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its net capital gains (adjusted for ordinary losses) for the 12 month period ending on October 31, and all of its ordinary income and capital gains from previous years that were not distributed during such years. Each Fund intends to actually or be deemed to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax.

TAXATION OF FUND INVESTMENTS. In general, if a Fund realizes gains or losses on the sale of portfolio securities, such gains or losses will be capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount ("OID"), such as a zero-coupon bond, the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold.

If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed "Section 1256 contracts." A Fund will be required to "mark to market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the mark-to-market rule and the "60%/40%" rule.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount and timing of recognition of the Fund's income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss for a year exceeds a Fund's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code, which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forward, or option contracts comprising a part of such straddles are governed by Section 1256 of the Code, described above. A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income of long-term capital gain, may be increased or decreased substantially as compared to if a Fund had not engaged in such transactions.

If a Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund's holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon a Fund's holding period in the property and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain a Fund may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

"Passive foreign investment corporations" ("PFICs") are generally defined as foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income. If a Fund acquires any equity interest (which generally includes not only stock but also an option to acquire stock such as is inherent in a convertible bond under proposed Treasury Regulations) in a PFIC, the Fund could be subject to federal income tax and IRS interest charges on "excess distributions" received from the PFIC or on gain from the sale of stock in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions would have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments. Because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, however, a Fund may incur the tax and interest charges described above in some instances.

Rules governing the federal income tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be jeopardized. The Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

TAXATION OF DISTRIBUTIONS. For federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata over the entire year. All distributions paid out of a Fund's earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported on each shareholder's federal income tax return. Distributions in excess of a Fund's earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in his or her Fund shares and then capital gain. A Fund may make distributions in excess of earnings and profits to a limited extent, from time to time.

Distributions designated by a Fund as a capital gain distribution will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Each Fund will designate capital gains distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. Government, if the Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax -free treatment. This exemption may not apply to corporate shareholders.

SALES AND EXCHANGES OF FUND SHARES. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges his or her Fund shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange. Under certain circumstances, an individual shareholder receiving qualified dividend income from a Fund, explained further below, may be required to treat a loss on the sale or exchange of Fund shares as a long-term capital loss.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be included in the tax basis of the purchased shares.

If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. This loss disallowance rule does not apply to losses realized under a periodic redemption plan.

FOREIGN TAXES. Amounts realized by a Fund on foreign securities may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. However, none of the Funds expect to qualify for this election.

FEDERAL INCOME TAX RATES. As of the printing of this SAI, the maximum individual federal income tax rate applicable to (i) ordinary income generally is 35%; (ii) net capital gain realized prior to May 6, 2003 generally is 20%; and (iii) net capital gain realized on or after May 6, 2003 generally is 15%. The date on which a Fund sells or exchanges a security is the date used in determining whether any net capital gain from such sale or exchange distributed to an individual shareholder will qualify for the pre-May 6 or post-May 5 net capital gain federal income tax rate.

Current federal income tax law also provides for a maximum individual federal income tax rate applicable to "qualified dividend income" of 15%. In general, "qualified dividend income" is income attributable to dividends received from certain domestic and foreign corporations on or after January 1, 2003, as long as certain holding period requirements are met. If 95% or more of a Fund's gross income constitutes qualified dividend income, all of its distributions will be treated as qualified dividend income in the hands of individual shareholders, as long as they meet certain holding period requirements set forth below for their Fund shares. If less than 95% of the Fund's income is attributable to qualified dividend income, then only the portion of the Fund's distributions that are attributable to and designated as such in a timely manner will be so treated in the hands of individual shareholders. A Fund will only be treated as realizing qualified dividend income to the extent it receives dividends from certain domestic and foreign corporations and the Fund has held the shares of the stock producing the dividend for at least 61 days during the 120-day period beginning on the date that is 60 days before the date on which such shares became ex-dividend. A longer holding period applies to investments in preferred stock. (Only dividends from direct investments will qualify. Payments received by the Fund from securities lending, repurchase and other derivative transactions ordinarily will not.) Furthermore, an individual Fund shareholder can only treat a Fund distribution designated as qualified dividend income as such if he or she as held the Fund shares producing the distribution for at least 61 days during the 120-day period beginning on the date that is 60 days before the date on which such shares became ex-dividend. No assurance can be given as to what portion, if any, of the Fund's dividend income distributed to shareholders will qualify for the reduced rate of taxation.

The maximum corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Marginal tax rates may be higher for some shareholders to reduce or eliminate the benefit of lower marginal income tax rates. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various "sunset" provisions of laws enacted in 2001 and 2004.

BACKUP WITHHOLDING. The Trust may be required to withhold, subject to certain exemptions, at a rate of 28% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder, unless the shareholder generally certifies under penalties of perjury that the "taxpayer identification number" ("TIN"), generally the shareholder's social security or employer identification number, provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. This tax is not an additional federal income tax imposed on the shareholder, and the shareholder may claim the tax withheld as a tax payment on his or her federal income tax return, provided that the required information is furnished to the IRS. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase in future years under "sunset" provisions of law enacted in 2001.

TAX-DEFERRED PLANS. The shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts, including IRAs, [Simplified Employee Pension Plans ("SEP-IRAs"), Savings Incentive Match Plans for Employees ("SIMPLE Plans"), Roth IRAs, and Coverdell Education Savings Accounts]. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through a tax-advantaged plan or account.

CORPORATE SHAREHOLDERS. Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. In general, a distribution by a Fund attributable to dividends of a domestic corporation will only be eligible for the deduction if:
(i) the corporate shareholder holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and
(ii) the Fund holds the shares of the domestic corporation producing the dividend income in an unleveraged position for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Fund becomes entitled to such dividend income. A longer holding period applies to investments in preferred stock.

FOREIGN SHAREHOLDERS. Under the Code, distributions attributable to ordinary income, net short-term capital gain and certain other items realized by a Fund and paid to a nonresident alien individual, foreign trust (I.E., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (I.E., the income of which is not subject to U.S. tax regardless of source) or foreign corporation ( "foreign shareholders") generally will be subject to a withholding tax at a flat rate of 30% or a lower treaty rate, if an income tax treaty applies, provided the Fund obtains a properly completed and signed certificate of foreign status. This tax generally is not refundable. However, if a distribution paid by a Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder, the withholding tax will not apply and the distribution will be subject to the reporting and withholding requirements generally applicable to U.S. persons. In general, foreign shareholders' capital gains realized on the disposition of Fund shares and capital gains distributions are not subject to federal income tax, withholding or otherwise, provided the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) the gains or losses are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder, or (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met. If the capital gains or losses are effectively connected with a U.S. trade or business or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an income tax treaty, the reporting and withholding requirements applicable to U.S. persons generally applies. If the capital gains and losses are not effectively connected for this purpose, but the foreign shareholder exceeds the 183 day limitation, the gains will be subject to a withholding tax at a flat rate of 30% or the lower treaty rate, if an income tax treaty applies.

If a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the U.S. at the time of the shareholder's death, Fund shares will be deemed property situated in the U.S. and will be subject to federal estate taxes (at graduated rates of 18% to 55% of the total value, less allowable deductions and credits). In general, no federal gift tax will be imposed on gifts of Fund shares made by foreign shareholders.

The availability of reduced U.S. taxes pursuant to the 1972 Convention or the applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof, and may, under certain circumstances, depend upon the foreign shareholder making a satisfactory demonstration to U.S. tax authorities that the shareholder qualifies as a foreign person under federal income tax laws and the 1972 Convention.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.


                      PROXY VOTING POLICIES AND PROCEDURES

Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Variable Trust (the "Trusts") and Wells Fargo Funds Management, LLC ("Funds Management") have adopted policies and procedures ("Procedures") that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders.

The responsibility for voting proxies relating to the Funds' portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While the Funds do not purchase securities to exercise control or to seek to effect corporate change through share ownership, they support sound corporate governance practices within companies in which they invest and reflect that support through their proxy voting process.

Funds Management has established a Proxy Voting Committee (the "Proxy Committee") that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted.

The Procedures set forth Funds Management's general position on various proposals, such as:

- ROUTINE ITEMS - Funds Management will generally vote for the ratification of auditors, uncontested director or trustee nominees, changes in company name and other procedural matters related to annual meetings.
- CORPORATE GOVERNANCE - Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification.
- ANTI-TAKEOVER MATTERS - Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company's poison pill.
- MERGERS/ACQUISITIONS AND CORPORATE RESTRUCTURINGS - Funds' Management's Proxy Committee will examine these items on a case-by-case basis.
- SHAREHOLDER RIGHTS - Funds Management will generally vote against proposals that may restrict shareholder rights.


In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Funds' voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, either the Proxy Committee will instruct the proxy voting agent to vote in accordance with the recommendation the proxy voting agent makes to its clients generally, or the Trust's Board will exercise its authority to vote on the matter. In addition, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

In order to not hinder possible economic benefits to the Funds and Fund shareholders, Funds Management will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, securities on loan will typically not be recalled to facilitate voting. However, if the Proxy Committee determines that the importance of the matter to be voted upon outweighs any potential loss of benefits or revenue, the security will be recalled for voting.

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 will be available annually, beginning no later than August 31, 2004, through the Funds' website at wellsfargofunds.com and on the Commission's website at http://www.sec.gov.


                                  CAPITAL STOCK

The Funds are six of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

Most of the Trust's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a CDSC, that are offered to retail investors. Certain of the Trust's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a fund represents an equal, proportionate interest in a fund with all other shares. Shareholders bear their pro rata portion of the Fund's operating expenses, except for certain class-specific expenses (E.G., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Shareholder Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

All shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract, since it affects only one Fund, is a matter to be determined separately by series. Approval by the shareholders of one series is effective as to that series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those series.

As used in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a class of a Fund, means the vote of the lesser of
(i) 67% of the shares of such class of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of such class of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of such class of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued, will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets
attributable  to  that  Fund  that  are  available  for   distribution,   and  a
distribution of any general assets not attributable to a particular Fund or investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

As of the date of this SAI, there are no shareowners in the Funds, as they are not expected to commence operations until the second quarter of 2005.



                                      OTHER

The Trust's Registration Statement and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Combined Proxy/Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Combined Proxy/Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.


                                     COUNSEL

Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectus/Proxy Statement.


                              INDEPENDENT AUDITORS

KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                                    APPENDIX

The following is a description of the ratings given by S&P and Moody's to corporate and municipal bonds and corporate and municipal commercial paper.

CORPORATE BONDS

S&P

S&P rates the long-term debt obligations issued by various entities in categories ranging from "AAA" to "D," according to quality, as described below. The first four ratings denote investment-grade securities.

     AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

     A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

     BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments.

     B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

     CCC - Debt CCC is currently vulnerable and is dependent upon favorable business, financial, and economic conditions to meet timely interest and principal payments.

     Plus (+) or minus (-) - The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     CC - Debt rated CC is currently highly vulnerable to nonpayment. Debt rated CC is subordinate to senior debt rated CCC.

     C - Debt rated C is currently highly vulnerable to nonpayment. Debt rated C is subordinate to senior debt rated CCC-. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. Debt rated C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

     D - Debt rated D is currently in default, where payment of interest and/or repayment of principal is in arrears.

MOODY'S

Moody's rates the long-term debt obligations issued by various entities in categories ranging from "Aaa" to "C," according to quality, as described below. The first four denote investment grade securities.

     Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk, and interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A - Bonds rated A possess many favorable investment attributes and are to be considered upper to medium investment-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds rated Baa are considered medium-grade (and still investment-grade) obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds rated Ca are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

     C - Bonds rated C are the lowest rated class of bonds. Such bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers (1, 2 and 3) to rating categories. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

SHORT-TERM ISSUE CREDIT RATINGS (INCLUDING COMMERCIAL PAPER)

S&P:

     A-1 - Debt rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2 - Debt rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3 - Debt rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B - Debt rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C - Debt rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D - Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

MOODY'S:

     Prime-1: Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations.

     Prime-2: Issuers rated Prime-2 have a strong ability to repay senior short-term debt obligations, but earnings trends, while sound, will be subject to more variation.

     Prime-3: Issuers rated Prime-3 have acceptable credit quality and an adequate capacity for timely payment of short-term deposit obligations.

     Not Prime: Issuers rated Not Prime have questionable to poor credit quality and an uncertain capacity for timely payment of short-term deposit obligations.

                             WELLS FARGO FUNDS TRUST
                            Telephone: 1-800-222-8222

                       STATEMENT OF ADDITIONAL INFORMATION
                             Dated [October , 2004]

                           HERITAGE MONEY MARKET FUND
                           MUNICIPAL MONEY MARKET FUND

              Administrator Class, Investor Class and Institutional Class


         Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about two Funds in the Wells Fargo Funds Trust family of funds -- the HERITAGE MONEY MARKET FUND and MUNICIPAL MONEY MARKET FUND (each, a "Fund" and collectively, the "Funds"). Each Fund is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Heritage Money Market Fund offers Administrator and Institutional Class shares. The Municipal Money Market Fund offers Investor Class shares. This SAI relates to all such classes of shares. The Funds will not be available for investment until the second quarter of 2005.


         This SAI is not a prospectus and should be read in conjunction with the Funds' Combined Prospectus and Proxy Statement ("Prospectus/Proxy Statement") dated [October , 2004.] All terms used in this SAI that are defined in the Prospectus/Proxy Statement have the meanings assigned in the Prospectus/Proxy Statement. The Prospectus/Proxy Statement may be obtained without charge by calling 1-800-222-8222 or by writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.



                                TABLE OF CONTENTS

                                                                                                                 PAGE


INVESTMENT POLICIES...............................................................................................1

ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS...................................................3

MANAGEMENT.......................................................................................................10

DETERMINATION OF NET ASSET VALUE.................................................................................18

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...................................................................19

PORTFOLIO TRANSACTIONS...........................................................................................20

FUND EXPENSES....................................................................................................21

TAXES............................................................................................................21

CAPITAL STOCK....................................................................................................28

OTHER............................................................................................................29

COUNSEL..........................................................................................................29

INDEPENDENT AUDITORS.............................................................................................29

APPENDIX..........................................................................................................1



                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT POLICIES

Each Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined under the 1940 Act) of the outstanding voting securities of such Fund.

THE FUNDS MAY NOT:

1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (iii) investments in municipal securities (for the purpose of this restriction, private activity bonds and notes shall not be deemed municipal securities if the payments of principal and interest on such bonds or notes is the ultimate responsibility of non-government issuers), (iv) investments in repurchase agreements provided further that each Fund reserves freedom of action to concentrate in the obligations of domestic banks (as such term is interpreted by the Securities and Exchange Commission (the "SEC"), or its staff);

2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder;

5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

NON-FUNDAMENTAL INVESTMENT POLICIES

Each Fund has adopted the following non-fundamental policies which may be changed by the Board at any time without approval of such Fund's shareholders.

1) Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, and provided further that any Fund that has knowledge that its shares are purchased by another investment company pursuant to an exemptive order relating to Section 12(d)(1) of the 1940 Act that precludes underlying portfolios from acquiring any securities of any other investment company in excess of the limits contained in Section 12(d)(1)(A) of the 1940 Act, except for securities received as a dividend or as a result of a plan of reorganization of any company, will limit its acquisition of securities of other investment companies accordingly.

2) Each Fund may not invest or hold more than 10% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale,
     (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

3) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

4) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

5) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

6) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

7) Each Fund that is subject to Rule 35d-1 (the "Names Rule") under the 1940 Act, and that has a non-fundamental policy or policies in place to comply with the Names Rule, has adopted the following policy:

Shareholders will receive at least 60 days' notice of any change to a Fund's non-fundamental policy complying with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

GENERAL

Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.


         ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

Set forth below are descriptions of certain investments and additional investment policies for the Funds. Not all of the Funds participate in all of the investment practices described below. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.

ASSET-BACKED SECURITIES

The Heritage Money Market Fund may purchase asset-backed securities unrelated to mortgage loans. These asset-backed securities may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Payments of principal and interest on these asset-backed securities may be "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the assets held by the issuer, and the Fund should expect no recourse to the entity that sold the assets to the issuer. The actual maturity and realized yield may vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment.

BANK OBLIGATIONS

The Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic and foreign banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings banks and associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund which invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding and other taxes on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

BORROWING

The Funds may borrow money for temporary or emergency purposes, including for the purpose of meeting redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account.

COMMERCIAL PAPER

The Funds may invest in commercial paper (including variable amount master demand notes, SEE "Floating- and Variable-Rate Obligations" below) which refers to short-term, unsecured promissory notes issued in order to finance short-term credit needs. Commercial paper is usually sold on a discount basis and typically has a maturity at the time of issuance not exceeding nine months. Investments by the Funds in commercial paper will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization ("NRSRO").

DOLLAR ROLL TRANSACTIONS

The Heritage Money Market Fund may enter into dollar roll transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted, pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Fund will engage in dollar roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage.

FIXED INCOME SECURITIES

Investors  should be aware  that even  though  interest-bearing  securities  are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Long-term securities are affected to a greater extent by interest rates than shorter-term securities. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed to a rating below investment-grade, the particular Fund considers all circumstances deemed relevant in determining whether to continue to hold the security. Certain securities that may be purchased by the Fund, such as those rated "Baa" by Moody's Investors Service, Inc. ("Moody's") and "BBB" by Standard & Poor's Rating Group ("S&P") and Fitch Investors Service, Inc. ("Fitch") may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher-rated fixed-income securities. Securities which are rated "Baa" by Moody's are considered medium-grade obligations; they are neither highly protected nor poorly secured, and are considered by Moody's to have speculative characteristics. Securities rated "BBB" by S&P are regarded as having adequate capacity to pay interest and repay principal, and, while such debt securities ordinarily exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for securities in this category than in higher-rated categories. Securities rated "BBB" by Fitch are considered investment-grade and of satisfactory credit quality; however, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on these securities and, therefore, impair timely payment. If a security held by a Fund is downgraded to a rating below investment-grade, such Fund may continue to hold the security until such time as the adviser determines it to be advantageous for the Fund to sell the security.

FLOATING- AND VARIABLE-RATE OBLIGATIONS

The Funds may purchase floating- and variable-rate obligations such as demand notes, bonds, and commercial paper. These obligations may have stated maturities in excess of 397 days to the extent permitted by Rule 2a-7 under the 1940 Act. They may permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days. The Funds may only invest in floating- or variable-rate securities that bear interest at a rate that resets based on standard money market rate indices or which are remarketed at current market interest rates. The issuer of such obligations may have a right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations.

The adviser, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

FORWARD COMMITMENTS, WHEN-ISSUED PURCHASES AND DELAYED-DELIVERY TRANSACTIONS

Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

Each Fund will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.

FUNDING AGREEMENTS

The Funds may enter into funding agreements. Funding agreements are investment contracts with insurance companies which pay interest at a fixed, variable, or floating rate, and pay principal on a certain mutually agreeable maturity date. The term to maturity cannot exceed 397 days. Funding agreements may or may not allow the Fund to demand repayment of principal after an agreed upon waiting period or upon certain other conditions. The insurance company may also have a corresponding right to prepay the principal with accrued interest upon a specified number of days' notice to the Fund. The maturity date of some funding agreements may be extended upon the mutual agreement and consent of the insurance company and the Fund.

ILLIQUID SECURITIES

The Funds may invest in securities not registered under the Securities Act of 1933 Act, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale, and for which there may not be a readily available market and which may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. Each Fund may not invest or hold more than 10% of its net assets in illiquid securities.

LETTERS OF CREDIT

Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which the Funds may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings bank or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings banks and insurance companies which, in the opinion of the adviser, are of comparable quality to issuers of other permitted investments of each such Fund may be used for letter of credit-backed investments.

MONEY MARKET INSTRUMENTS

The Funds may invest in money market instruments, which consist of: (a) short-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (b) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other short-term obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of the investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (c) commercial paper rated in one of the two highest ratings categories by a NRSRO or, if unrated, of comparable quality as determined by the adviser; (d) certain repurchase agreements; and (e) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets and
(ii) in the opinion of the adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.

MORTGAGE-RELATED SECURITIES

The Heritage Money Market Fund may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage pass-through securities created by non-government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

MUNICIPAL BONDS

The Funds may invest in municipal bonds. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets, and water and sewer works. Other purposes for which municipal bonds may be issued include the refunding of outstanding obligations and obtaining funds for general operating expenses or to loan to other public institutions and facilities. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Assessment bonds, wherein a specially created district or project area levies a tax (generally on its taxable property) to pay for an improvement or project may be considered a variant of either category. There are, of course, other variations in the types of municipal bonds, both within a particular classification and between classifications, depending on numerous factors.

MUNICIPAL NOTES. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

TANS. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such things as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

BANS. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

RANS. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). Should such interest rates rise, the values of outstanding securities, including those held in the Fund's portfolio, will decline and (if purchased at par value) sell at a discount. If interests rates fall, the values of outstanding securities will generally increase and (if purchased at par value) sell at a premium.

OTHER INVESTMENT COMPANIES

The Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) under the 1940 Act, subject to the Funds' non-fundamental investment policies. Currently, under the 1940 Act, a Fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's total assets with respect to any one investment company and (iii) 10% of such Fund's total assets. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

PARTICIPATION INTERESTS

The Funds may purchase participation interests in loans or instruments in which the Funds may invest directly that are owned by banks or other institutions. A participation interest gives a Fund an undivided proportionate interest in a loan or instrument. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation interest.

REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements, wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. All repurchase agreements will be fully "collateralized," as defined under the 1940 Act. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

Each Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 10% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days and illiquid securities. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

Each Fund may enter into reverse repurchase agreements (an agreement under which a Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time a Fund enters into a reverse repurchase agreement it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained.

RESTRICTED SECURITIES

The Funds may invest in certain restricted securities, including those which may be resold only in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities") and commercial paper issued in reliance on Section 4(2) of the 1933 Act ("4(2) Paper"). Rule 144A Securities and 4(2) Paper ("Restricted Securities") are not publicly traded, and thus the liquidity of the market for such securities may vary. Delay or difficulty in selling such securities may result in a loss to a Fund. Restricted Securities that are "illiquid" are subject to the Funds' policy of not investing or holding more than 10% of net assets in illiquid securities. The investment adviser, under guidelines approved by the Board, will evaluate the liquidity characteristics of each Restricted Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Restricted Security; (2) the number of dealers willing to purchase or sell the Restricted Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Restricted Security; and (4) the nature of the Restricted Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Restricted Security, the method of soliciting offers and the mechanics of transfer). In order for the adviser to determine that 4(2) Paper is liquid, the adviser must find that, in addition to satisfying the factors identified above, the following conditions are met: (1) the 4(2) Paper must not be traded flat or be in default as to principal or interest; and (2) the 4(2) Paper must be rated in one of the two highest rating categories by at least two NRSROs or, if only one NRSRO rates the 4(2) Paper, by that NRSRO; or if the 4(2) Paper is unrated, the Board must have determined that the security is of equivalent quality.

UNRATED AND DOWNGRADED INVESTMENTS

The Funds may purchase instruments that are not rated if, in the opinion of the adviser, such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Funds. The Funds may purchase unrated instruments only if they are purchased in accordance with the Funds' procedures adopted by the Board in accordance with Rule 2a-7 under the 1940 Act. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In the event that a portfolio security ceases to be an "Eligible Security" or no longer "presents minimal credit risks," immediate sale of such security is not required, provided that the Board has determined that disposal of the portfolio security would not be in the best interests of the Fund.

U.S. GOVERNMENT AND U.S. TREASURY OBLIGATIONS

The Funds may invest in obligations of agencies and instrumentalities of the U.S. Government ("U.S. Government obligations"). Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and Government National Mortgage Association ["GNMA"] certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FannieMae notes). In the latter case, investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

VARIABLE RATE AND AMOUNT MASTER NOTES

The Funds may invest in variable amount master demand notes, obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes.

Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest.

ZERO COUPON BONDS

The Funds may invest in zero coupon bonds. Zero coupon bonds are securities that make no periodic interest payments, but are instead sold at discounts from face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. Because zero coupon bonds bear no interest, they are more sensitive to interest-rate changes and are therefore more volatile. When interest rates rise, the discount to face value of the security deepens and the securities decrease more rapidly in value; conversely, when interest rates fall, zero coupon securities rise more rapidly in value as the discount to face value narrows.

NATIONALLY RECOGNIZED STATISTICAL RATINGS ORGANIZATIONS

The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.


                                   MANAGEMENT

The following information supplements and should be read in conjunction with the similar information contained in the Prospectus/Proxy Statement.

TRUSTEES AND OFFICERS

The  Board   supervises  each  Fund's   activities,   monitors  its  contractual
arrangements with various service providers, and decides upon matters of general policy.

GENERAL. The following table provides basic information about the trustees and officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for each of the [ ] funds comprising the Trust, Wells Fargo Variable Trust and Master Trust (collectively the "Fund Complex" or the "Trusts"). The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 74.

In the table below and throughout this section, information for Trustees who are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("independent Trustees"), appears separately from the information for the "interested" Trustees.

-------------------------- ---------------------- -------------------------------------- -----------------------------
                            POSITION HELD WITH                                               OTHER PUBLIC COMPANY
  NAME, AGE AND ADDRESS         REGISTRANT/              PRINCIPAL OCCUPATION(S)            OR INVESTMENT COMPANY
                            LENGTH OF SERVICE1             DURING PAST 5 YEARS                  DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------------
                              INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------
Thomas S. Goho, 62         Trustee,               Wake Forest University, Calloway                   N/A
                           since 1987             School of Business and Accountancy,
                                                  Benson-Pruitt Professorship since
                                                  1999,  Associate Professor of
                                                  Finance 1994-1999.
-------------------------- ---------------------- -------------------------------------- -----------------------------
Peter G. Gordon, 61        Trustee,               Chairman, CEO and Co-Founder of                    N/A
                           since 1998;            Crystal Geyser Water Company and
                           (Lead Trustee, since   President of Crystal Geyser Roxane
                           2001).                 Water Company.
-------------------------- ---------------------- -------------------------------------- -----------------------------
Richard M. Leach, 71       Trustee,               Retired.  Prior thereto, President                 N/A
                           since 1987             of Richard M. Leach Associates (a
                                                  financial consulting firm).
-------------------------- ---------------------- -------------------------------------- -----------------------------
Timothy J. Penny, 52       Trustee,               Senior Counselor to the public                     N/A
                           since 1996             relations firm of Himle-Horner and
                                                  Senior  Fellow at the Humphrey
                                                  Institute,        Minneapolis,
                                                  Minnesota  (a  public   policy
                                                  organization).
-------------------------- ---------------------- -------------------------------------- -----------------------------
Donald C. Willeke, 64      Trustee,               Principal of the law firm of Willeke               N/A
                           since 1996             & Daniels.
-------------------------- ---------------------- -------------------------------------- -----------------------------
                              INTERESTED2 TRUSTEES
----------------------------------------------------------------------------------------------------------------------
Robert C. Brown, 73        Trustee,               Retired. Director, Federal Farm                    N/A
                           since 1992             Credit Banks Funding Corporation and
                                                  Farm Credit System Financial
                                                  Assistance Corporation until
                                                  February 1999.
-------------------------- ---------------------- -------------------------------------- -----------------------------
J. Tucker Morse, 60        Trustee,               Private Investor/Real Estate                       N/A
                           since 1987             Developer; Chairman of White Point
                                  Capital, LLC.
-------------------------- ---------------------- -------------------------------------- -----------------------------
                                    OFFICERS
----------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch, 45       President,             Executive Vice President of Wells                  N/A
                           since 2003             Fargo Bank, N.A.  and President of
                                                  Wells Fargo Funds Management, LLC.
                                                  Senior Vice President and Chief
                                                  Administrative Officer of Wells
                                                  Fargo Funds Management, LLC from
                                                  March 2001 to March 2003.  Vice
                                                  President of Wells Fargo Bank, N.A.
                                                  from December 1997 to May 2000.
-------------------------- ---------------------- -------------------------------------- -----------------------------
Stacie D. DeAngelo, 35     Treasurer,             Vice President of Wells Fargo Bank,                N/A
                           since 2003             N.A. and Vice President of
                                                  Operations   for  Wells  Fargo
                                                  Funds  Management,  LLC. Prior
                                                  thereto, Operations Manager at
                                                  Scudder  Weisel  Capital,  LLC
                                                  from  October 2000 to May 2001
                                                  and  Director  of  Shareholder
                                                  Services    at   BISYS    Fund
                                                  Services from  September  1999
                                                  to October 2000; and Assistant
                                                  Vice  President of  Operations
                                                  with        Nicholas-Applegate
                                                  Capital  Management  from  May
                                                  1993 to September 1999.
-------------------------- ---------------------- -------------------------------------- -----------------------------
C. David Messman, 44       Secretary,             Vice President and Counsel of Wells                N/A
                           since 2000             Fargo Bank, N.A. since January
                                                  1996.   Vice   President   and
                                                  Secretary of Wells Fargo Funds
                                                  Management,  LLC  since  March
                                                  2001.
-------------------------- ---------------------- -------------------------------------- -----------------------------

     1 Length of service dates reflect the Trustee's commencement of service with the Trust's predecessor entities, where applicable.

     2 BASIS OF INTERESTEDNESS. Robert C. Brown owns securities of Wells Fargo & Company, the parent holding company of the Funds' adviser. J. Tucker Morse is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, but which is not itself affiliated with Wells Fargo Funds Management, LLC.


COMMITTEES. All of the independent Trustees are also members of the Audit and Nominating Committees of the Trust. Whenever a vacancy occurs on the Board, the Nominating Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Nominating Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust's management. Pursuant to the Trust's charter document, only independent Trustees may nominate and select persons to become independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. Shareholder nominees are not considered unless required by or under the 1940 Act. The Nominating Committee meets only as necessary. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent auditors on behalf of the full Board. The Audit Committee operates pursuant to a separate charter.

COMPENSATION. Prior to January 1, 2004, each Trustee received an annual retainer (payable quarterly) of $52,000 from the Fund Complex, and also received a combined fee of $5,000 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,000 for attendance at telephonic Fund Complex Board meetings. In addition, the Lead Trustee of the Fund Complex received an additional $10,000 annual retainer for the additional work and time devoted by the Lead Trustee.

Effective January 1, 2004, each Trustee receives an annual retainer (payable quarterly) of $56,000 from the Fund Complex. Each Trustee also receives a combined fee of $7,000 for attendance at in-person Fund Complex Board meetings, and a $2,000 per meeting combined committee fee. Effective August 15, 2004, each Trustee receives a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Lead Trustee of the Fund Complex receives an additional $10,000 annual retainer for the additional work and time devoted by the Lead Trustee.

The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's Officers are not compensated by the Trust for their services. For the fiscal year ended March 31, 2004, the Trustees received the following compensation:



                                      ------------------------------------------------------
                                                       COMPENSATION TABLE
                                                    YEAR ENDED MARCH 31, 2004
                                      ------------------------------------------------------
                                      -------------------------------- ---------------------
                                                  TRUSTEE                  COMPENSATION
                                                      INDEPENDENT TRUSTEES
                                      Thomas S. Goho                   $  77,000
                                      Peter G. Gordon                  $  87,000
                                      Richard M. Leach                 $  77,000
                                      Timothy J. Penny                 $  77,000
                                      Donald C. Willeke                $  77,000
                                                       INTERESTED TRUSTEES
                                      Robert C. Brown                  $  75,000
                                      J. Tucker Morse                  $  75,000
                                      -------------------------------- ---------------------


BENEFICIAL EQUITY OWNERSHIP INFORMATION. As of the date of this SAI, Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the amount of Portfolio equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: 0 = $0; A = $1-$10,000; B = $10,001-$50,000; C = $50,001-$100,000; and D = over $100,000.

             BENEFICIAL EQUITY OWNERSHIP IN FUNDS* AND FUND COMPLEX
                      CALENDAR YEAR ENDED DECEMBER 31, 2003

               ----------------------- ---------------------------------------------------------- ------------------
                      Trustee                      Dollar Range of Equity Securities              Aggregate Dollar
                                               of the Life Stage Portfolios of the Trust*         Range of Equity
                                                                                                   Securities of
                                                                                                    Fund Complex
               ----------------------- ----------------- ---------------------------------------- ------------------
                                        HERITAGE MONEY           MUNICIPAL MONEY MARKET
                                            MARKET
               -----------------------------------------------------------------------------------------------------
                                                       INDEPENDENT TRUSTEES
               -----------------------------------------------------------------------------------------------------
               Thomas S. Goho                 0                             0                             D
               ----------------------- ----------------- ---------------------------------------- ------------------
               Peter G. Gordon                0                             0                             B
               ----------------------- ----------------- ---------------------------------------- ------------------
               Richard M. Leach               0                             0                             0
               ----------------------- ----------------- ---------------------------------------- ------------------
               Timothy J. Penny               0                             0                             C
               ----------------------- ----------------- ---------------------------------------- ------------------
               Donald C. Willeke              0                             0                             B
               -----------------------------------------------------------------------------------------------------
                                                       INTERESTED TRUSTEES
               -----------------------------------------------------------------------------------------------------
               Robert C. Brown                0                             0                             D
               ----------------------- ----------------- ---------------------------------------- ------------------
               J. Tucker Morse                0                             0                             D
               ----------------------- ----------------- ---------------------------------------- ------------------

* These Funds are expected to commence operations in the second quarter of 2005.

OWNERSHIP OF SECURITIES OF CERTAIN ENTITIES. None of the independent Trustees and/or their immediate family members own securities of the adviser, any sub-advisers, or the distributor, or any entity controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS. Under Section 15(c) of the 1940 Act, the Board is generally required to approve annually the investment advisory and investment sub-advisory contracts (individually, an "Advisory Agreement," and collectively, the "Advisory Agreements") for the Funds. At each quarterly meeting, the Board will review the performance information and nature of services provided by the investment adviser and sub-adviser. At least annually, the Board will be provided with quantitative and qualitative information to assist it in evaluating whether to approve the continuance of the Advisory Agreements, including comparative fee information, profitability information, performance data, descriptions of the investment philosophy, experience and senior management of the investment adviser and investment sub-adviser (individually, an "Adviser" and collectively, the "Advisers"), and a description of the quality and nature of the services provided by the Advisers.

Before approving an Advisory Agreement with an Adviser, at its regular meeting, called in part for this purpose, on August 10, 2004, the board reviewed fees that would be payable under the Advisory Agreement, including any fee waivers or fee caps, as well as any other relationships between the Funds and the Advisers and affiliates. The Board also analyzed each Fund's contractual fees, including investment advisory and sub-advisory fees, administration fees, shareholder servicing fees and Rule 12b-1/distribution fees.

The Board then analyzed each Adviser's background and services that it would provide to the Funds. For example, the Board reviewed and discussed the investment philosophy and experience of the Investment Adviser. The Board discussed the fact that the Investment Adviser has established an investment program for each Fund and would supervise and evaluate the sub-adviser who would make the day-to-day investment decisions for the Funds. The Board recognized that the Investment Adviser has an expertise in hiring and overseeing the activities of the sub-adviser. The Board also recognized that the oversight responsibilities of the Investment Adviser include monitoring Fund compliance with federal securities laws and regulations. The Board reviewed each Adviser's compliance procedures including their internal compliance policies relating to the respective codes of ethics, policies on personal trading, internal compliance procedures relating to the Funds' portfolio investments and operations, the process for monitoring and evaluating work performed by third parties, compliance by the distributor on behalf of the Funds with SEC and other regulatory requirements, maintenance of books and records of the Funds and recordkeeping systems of the Advisers, and other activities and clients of the Advisers. The Board also considered the background and experience of the senior management of each Adviser, and the level of attention expected to be given to the Funds by such persons. In evaluating the Advisers, the Board recognized that it has the size, visibility and resources to attract and retain highly qualified investment professionals, including research, advisory and marketing personnel.

In addition to the above considerations, the Board also analyzed certain additional factors relating specifically to the sub-adviser. For example, the Board considered the sub-adviser's investment strategies, research capabilities, means for executing portfolio transactions and scope of investment services. The Board reviewed the sub-adviser's procedures for selecting brokers to execute portfolio transactions for the Funds. More specifically, the Board reviewed the factors that the sub-adviser will consider prior to selecting a broker to execute portfolio transactions. One such factor is the sub-adviser's consideration of obtaining research services or other soft dollar arrangements through the allocation of Fund brokerage. The Board also considered the standards and performance in seeking best execution, whether and to what extent soft dollar credits would be sought and how any such credits would be utilized, the benefits from using an affiliated broker, the extent to which efforts would be made to recapture transaction costs, and the existence of quality controls applicable to the Funds' investment portfolios. Finally, the Board reviewed the sub-adviser's method for allocating portfolio opportunities among the Funds and other advisory clients.

Based on the above analysis,  which, in summary, included the following factors:
(i) the quality of services provided by each of the Advisers; (ii) the scope of each Adviser's background and experience; (iii) an analysis of advisory fees expected to be paid by the Funds, the Board determined that the Advisory Agreements, including the fee levels, were fair and reasonable in light of all relevant circumstances.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC ("Funds Management"), an indirect wholly owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, is the investment adviser for the Funds. Funds Management is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. As compensation for its advisory services, Funds
Management is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

------------------------------------ -------------------------- --------------------------
               FUND                         BREAKPOINTS                ANNUAL RATE
                                                                    (AS A PERCENTAGE
                                                                     OF NET ASSETS)
------------------------------------ -------------------------- --------------------------
Heritage Money Market Fund                    0-999M                      0.30%
                                             1B-4.99B                    0.275%
                                                >5B                       0.25%
------------------------------------ -------------------------- --------------------------
Municipal Money Market Fund                     N/A                       0.10%
------------------------------------ -------------------------- --------------------------


GENERAL. Each Fund's Advisory Agreement will continue in effect for more than two years from the effective date provided the continuance is approved annually
(i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Board and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any such party. A Fund's Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

INVESTMENT SUB-ADVISER

Funds Management has engaged Wells Capital Management to serve as investment sub-adviser to the Funds (the "Sub-Adviser"). Subject to the direction of the Trust's Board and the overall supervision and control of Funds Management and the Trust, the Sub-Adviser make recommendations regarding the investment and reinvestment of the Funds' assets. The Sub-Adviser furnishes to Funds Management periodic reports on the investment activity and performance of the Funds. The Sub-Adviser also furnish such additional reports and information as Funds Management and the Trusts' Boards and Officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to the Sub-Adviser.

For providing sub-advisory services, Wells Capital Management is entitled to receive monthly fees at the annual rate described below.

------------------------------ ------------------------------ ------------------------
            FUND                        SUB-ADVISER                     FEE

------------------------------ ------------------------------ ------------------------
Heritage Money Market            Wells Capital Management     0-1000M       0.05%
                                                              >1000M          0.04%
------------------------------ ------------------------------ ------------------------
Municipal Money Market           Wells Capital Management     0-1000M         0.05%
                                                              >1000M          0.04%
------------------------------ ------------------------------ ------------------------


ADMINISTRATOR

The Trust has retained Funds Management (the "Administrator") as administrator on behalf of the Funds pursuant to an Administration Agreement. Under the Administration Agreement with the Trust, Funds Management provides, among other things: (i) general supervision of the Funds' operations, including communication, coordination and supervision services with regard to the Funds' transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services; (ii) coordination of the preparation and filing of reports and other information materials regarding the Funds, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Funds' investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds' transfer agent, custodian and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services.

In addition, Funds Management has agreed to pay all of the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as Administrator. Because the administrative services provided by Funds Management vary by class, the fees payable to Funds Management also vary by class. For providing administrative services, including paying the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee at the rates indicated below, as a percentage of each Fund's average daily net assets:

                  -------------------------------- ------------------- ------------------
                               CLASS                  Asset Level         ADMIN. FEE
                  -------------------------------- ------------------- ------------------
                  Administrator Class                   0-4.99B              0.15%
                                                        5B-9.99B             0.14%
                                                         >9.99B              0.13%
                  -------------------------------- ------------------- ------------------
                                                        0-4.99B              0.13%
                  Institutional Class                   5B-9.99B             0.12%
                                                         >9.99B              0.11%
                  -------------------------------- ------------------- ------------------
                  Investor Class                        0-4.99B              0.44%
                                                        5B-9.99B             0.43%
                                                         >9.99B              0.42%
                  -------------------------------- ------------------- ------------------


DISTRIBUTOR

     Stephens Inc. ("Stephens" or the "Distributor"), located at 111 Center Street, Little Rock, Arkansas 72201, currently serves as the distributor for the Funds. Wells Fargo Funds Distributor LLC ("Funds Distributor"), located at 525 Market Street, San Francisco, California 94105, will serve as the distributor for the Funds when they commence operations in the second quarter of 2005.

SHAREHOLDER SERVICING AGENT

The Funds have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing these services, a Shareholder Servicing Agent is entitled to an annual fee from the applicable Fund of 0.25% of the average daily net assets of the Institutional Class and Investor Class shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Trustees and provide that a Fund shall not be obligated to make any payments under such plans or related agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

GENERAL. The Shareholder Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Trustees and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by a vote of a majority of the Board, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

The Shareholder Servicing Plan requires that the Administrator of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Shareholder Servicing Plan.

CUSTODIAN

Wells  Fargo  Bank,  N.A.  (the  "Custodian"),   located  at  6th  &  Marquette,
Minneapolis, Minnesota 55479, acts as custodian for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase, sale or maturity; collects and receives all income, other payments and distributions on account of the assets of each Fund; and pays all expenses of each Fund. For its services, the Custodian is entitled to receive an annual fee of 0.02% of the average daily net assets of each Fund.

FUND ACCOUNTANT

PFPC, Inc. ("PFPC"), located at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as fund accountant for the Funds. For these services, PFPC is entitled to receive an annual base fee of $6,000 from each Fund and a monthly fee of $500 per class for each class greater than one. PFPC also receives an annual complex-wide fee, calculated based upon the aggregate average net assets of all of the fund and portfolios of the Trust and Variable Trust (excluding Wells Fargo Master Trust portfolios) and payable monthly, as indicated in the chart below. Each Fund's share of the annual complex-wide fee would be based on its proportionate share of the aggregate average net assets of all of the Funds and portfolios (excluding Wells Fargo Master Trust portfolios). Finally, PFPC is entitled to receive certain out-of-pocket costs.

                     -------------------------------------- -------------------------------------
                           AVERAGE DAILY NET ASSETS               ANNUAL ASSET-BASED FEES
                     -------------------------------------- -------------------------------------
                                 $0-85 billion                            0.0057%
                     -------------------------------------- -------------------------------------
                                 > $85 billion                            0.0025%
                     -------------------------------------- -------------------------------------

TRANSFER AND DIVIDEND DISBURSING AGENT

Boston Financial Data Services, Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as transfer and dividend disbursing agent for the Funds. For providing such services, BFDS is entitled to receive fees from the Administrator.

UNDERWRITING COMMISSIONS

Funds  Distributor  will  serve  as  the  principal   underwriter   distributing
securities of the Funds on a continuous basis when they commence operations in the second quarter of 2005.

CODE OF ETHICS

The Fund Complex, the Adviser and the Sub-Adviser each have adopted a code of ethics, which contains policies on personal securities transactions by "access persons." These policies comply with Rule 17j-1 under the 1940 Act. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. For purposes of a code of ethics, an access person means (i) a director, trustee or officer of a fund or investment adviser; (ii) any employee of a fund or investment adviser (or any company in a control relationship to a fund or investment adviser) who, in connection with his or her regular functions or duties makes, participates in, or obtains information about the purchase or sale of securities by a fund, or whose functions relate to the making of any recommendations with respect to the purchases or sales; and (iii) any natural person in a control relationship to a fund or investment adviser who obtains information concerning recommendations made to a fund regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions under Rule 17j-1. The above restrictions do not apply to purchases or sales of certain types of securities, including shares of open-end investment companies that are unaffiliated with the Wells Fargo Mutual Funds family, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, the Adviser and the Sub-Adviser are on public file with, and available from, the SEC.


                        DETERMINATION OF NET ASSET VALUE

Net asset value ("NAV") per share for each class of the Funds is determined as of 9:00 a.m. Pacific Time for the Municipal Money Market Fund and as of 12:00 Noon Pacific Time for the Heritage Money Market Fund.

If the markets for the instruments and securities the Funds invest in close early, the Funds may close early and may value their shares at earlier times under these circumstances. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Funds' shares.

Each Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Funds would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Funds' portfolio on a particular day, a prospective investor in the Funds would be able to obtain a somewhat higher yield than would result from investment in a fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, a Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of thirteen months or less and invest only in those high-quality securities that are determined by the Board to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable- and floating-rate instruments subject to demand features. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, a Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board, at such intervals as it may deem appropriate, to determine whether the Fund's NAV calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a NAV per share by using available market quotations. It is the intention of the Funds to maintain a per share NAV of $1.00, but there can be no assurance that each Fund will do so.

Instruments having variable or floating interest rates or demand features may be deemed to have remaining maturities as follows: (a) a government security with a variable rate of interest readjusted no less frequently than every thirteen months may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in thirteen months or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (c) an instrument with a variable rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (d) an instrument with a floating rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; and (e) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur or, where no date is specified but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Funds may be purchased on any day the Funds are open for business (a "Business Day"). The Funds are open on any day that both the New York Stock Exchange and Federal Reserve are open. The New York Sock Exchange is generally closed in observance of New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The Federal Reserve is closed on all days listed above (except Good Friday) as well as Columbus Day and Veterans Day.

Purchase orders for a Fund received before such Fund's NAV calculation time generally are processed at such time on that Business Day. Purchase Orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the trading markets for both U.S. government securities and money market instruments close early, the Funds will close early. On these days, the NAV calculation time and the dividend, purchase and redemption cut-off times for the Funds may be earlier than their stated NAV calculation times described above.

Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

The Funds reserve the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Funds for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund.

         PURCHASES AND REDEMPTIONS FOR EXISTING WELLS FARGO FUNDS ACCOUNT HOLDERS VIA THE INTERNET. All existing shareholders who purchased their shares directly from Wells Fargo Funds may purchase additional shares of classes of Funds that they already own, and redeem shares, via the Internet. For purchases, such account holders must have a bank account linked to their Wells Fargo Funds account. Redemption proceeds may be deposited into a linked bank account or mailed via check to the shareholder's address of record. We expect that in the future, Internet account access will be available for institutional clients of the Wells Fargo Funds. Shareholders should contact Investor Services at 1-800-222-8222 or log on at www.wellsfargo.com for further details. Shareholders who hold their shares in a brokerage account should contact their selling agent.

         PURCHASES AND REDEMPTIONS THROUGH BROKERS AND/OR THEIR AFFILIATES. A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectus/Proxy Statement in the section entitled "Comparison of Account Features and Services." The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.


                             PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust's Board and the supervision of the Adviser, each Fund's Sub-Adviser is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Adviser to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer's risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction; the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm; the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to broker-dealers serving as market makers for the securities at a net price. Each of the Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of broker-dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Funds may purchase securities from underwriting syndicates of which Stephens or Funds Management is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board.

In placing orders for portfolio securities of a Fund, a Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provides the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, the Adviser oversees the Sub-Adviser's trade execution procedures to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

The Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, the Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer. The
Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the
advisability  of  securities  or  purchasers  or  sellers  of  securities;   (2)
furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, the Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the advisory contracts, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which the Sub-Adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds.

PORTFOLIO TURNOVER. The portfolio turnover rate is not a limiting factor when the Sub-Adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences.


                                  FUND EXPENSES

Funds Management is contractually obligated, subject to certain conditions, to reimburse each Fund for some of its operating expenses or to waive a portion of the fees payable to it in order to maintain a certain operating expense ratio. Funds Management also may voluntarily waive fees and/or reimburse expenses, which can reduce operating expenses. Actual reimbursements and waivers have a positive effect on a Fund's performance.

Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Funds Management or any of its affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, and any extraordinary expenses. Expenses attributable to a Fund are charged against a Fund's assets. General expenses of the Trust are allocated among all of the funds of the Trust, including a Fund, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Board deems equitable.


                                      TAXES

The following information should be read in conjunction with the similar information contained in the Prospectus/Proxy Statement. This section of the SAI provides additional information concerning federal income taxes. It is based on the Internal Revenue Code (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect.

A shareholder's tax treatment may vary depending upon his or her particular situation. This discussion only applies to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to that discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the Combined Proxy/Prospectus applicable to each shareholder address only some of the federal and state income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners as to the particular federal tax consequences to them of an investment in a Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The Trust intends to continue to qualify each Fund as a "regulated investment company" under Subchapter M of the Code, as long as such qualification is in the best interests of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, rather than to the Trust as a whole. Furthermore, each Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

In order to qualify as a regulated investment company under the Code, each Fund must, among other things, derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts). Pursuant to future regulations, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains are directly related to a Fund's principal business of investing in stock or securities. Each Fund must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), or in two or more issuers the Fund controls and which are engaged in the same or similar trades or businesses. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, as well as 90% of its net tax-exempt income earned in each taxable year. A Fund generally will not be subject to federal income tax on the investment company taxable income and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, a Fund may make the distributions in the following taxable year. Furthermore, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

If, in any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, such Fund would be taxed in the same manner as an ordinary corporation without any deduction for distributions to shareholders, and all distributions from the Fund's earnings and profits (including any distributions of net tax-exempt income and net long-term capital gains) to its shareholders would be taxable as ordinary income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

EXCISE TAX. A 4% nondeductible excise tax will be imposed on each Fund's net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute during each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its net capital gains (adjusted for ordinary losses) for the 12 month period ending on October 31, and all of its ordinary income and capital gains from previous years that were not distributed during such years. Each Fund intends to actually or be deemed to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax.

CAPITAL LOSS CARRY-FORWARDS. A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute such capital gains. The Funds cannot carry back or carry forward any net operating losses. As a money market Fund, each Fund does not expect to have material capital loss carry-forwards, but no assurance can be given to this effect.

TAXATION OF FUND INVESTMENTS. In general, if a Fund realizes gains or losses on the sale of portfolio securities, such gains or losses will be capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount ("OID"), such as a zero-coupon bond, the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold.

Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forward, or option contracts comprising a part of such straddles are governed by Section 1256 of the Code, described above. A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income of long-term capital gain, may be increased or decreased substantially as compared to if a Fund had not engaged in such transactions.

If a Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund's holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon a Fund's holding period in the property and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed.

Rules governing the federal income tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be jeopardized. The Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

TAXATION OF DISTRIBUTIONS. For federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata over the entire year. Except for exempt-interest distributions, defined below, paid out by the Municipal Money Market Fund, all distributions paid out of a Fund's earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported on each shareholder's federal income tax return. Distributions in excess of a Fund's earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in his or her Fund shares and then capital gain. A Fund may make distributions in excess of earnings and profits to a limited extent, from time to time.

Distributions designated by a Fund as a capital gain distribution will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Each Fund will designate capital gains distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. Government if the Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

SALES AND EXCHANGES OF FUND SHARES. In general, as long as a Fund maintains a net asset value of $1.00 per share, no gain or loss should be recognized upon the sale or exchange of Fund shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges his or her Fund shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be included in the tax basis of the purchased shares.

If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest distributions (defined below) received with respect to the shares. These loss disallowance rule does not apply to losses realized under a periodic redemption plan.

FOREIGN TAXES. Amounts realized by a Fund on foreign securities may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. However, none of the Funds expect to qualify for this election.

FEDERAL INCOME TAX RATES. As of the printing of this SAI, the maximum stated individual federal income tax rate applicable to (i) ordinary income generally is 35%; (ii) net capital gain realized prior to May 6, 2003 generally is 20%; and (iii) net capital gain realized on or after May 6, 2003 generally is 15%. The date on which a Fund sells or exchanges a security is the date used in determining whether any net capital gain from such sale or exchange distributed to an individual shareholder will qualify for the pre-May 6 or post-May 5 net capital gain federal income tax rate. Reductions in the individual federal income rate tax on certain qualified dividends generally will not apply to Fund distributions.

The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various "sunset" provisions of laws enacted in 2001 and 2003.

BACKUP WITHHOLDING. The Trust may be required to withhold, subject to certain exemptions, at a rate of 28% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder, unless the shareholder generally certifies under penalty of perjury that the "taxpayer identification number" ("TIN"), generally the shareholder's social security or employer identification number, provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. This tax is not an additional federal income tax imposed on the shareholder, and the shareholder may claim the tax withheld as a tax payment on his or her federal income tax return, provided that the required information is furnished to the IRS. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase in future years under "sunset" provisions of law enacted in 2001.

TAX-DEFERRED PLANS. The shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts, including IRAs, [Simplified Employee Pension Plans ("SEP-IRAs"), Savings Incentive Match Plans for Employees ("SIMPLE Plans"), Roth IRAs, and Coverdell Education Savings Accounts]. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through a tax-advantaged plan or account. Shares of the Tax-Free Funds may not be suitable investments for tax-deferred plans and tax-exempt investors.

FOREIGN SHAREHOLDERS. Under the Code, distributions attributable to ordinary income, net short-term capital gain and certain other items realized by a Fund and paid to a nonresident alien individual, foreign trust (I.E., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (I.E., the income of which is not subject to U.S. tax regardless of source) or foreign corporation ("foreign shareholders") generally will be subject to a withholding tax at a flat rate of 30% or a lower treaty rate, if an income tax treaty applies, provided the Fund obtains a properly completed and signed certificate of foreign status. This tax generally is not refundable. However, if a distribution paid by a Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder, the withholding tax will not apply and the distribution will be subject to the reporting and withholding requirements generally applicable to U.S. persons. In general, foreign shareholders' capital gains realized on the disposition of Fund shares and capital gains distributions are not subject to federal income tax, withholding or otherwise, provided the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) the gains or losses are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder, or (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met. If the capital gains or losses are effectively connected with a U.S. trade or business or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an income tax treaty, the reporting and withholding requirements applicable to U.S. persons generally applies. If the capital gains and losses are not effectively connected for this purpose, but the foreign shareholder exceeds the 183 day limitation, the gains will be subject to a withholding tax at a flat rate of 30% or the lower treaty rate, if an income tax treaty applies.

If a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the U.S. at the time of the shareholder's death, Fund shares will be deemed property situated in the U.S. and will be subject to federal estate taxes (at graduated rates of 18% to 55% of the total value, less allowable deductions and credits). In general, no federal gift tax will be imposed on gifts of Fund shares made by foreign shareholders.

The availability of reduced U.S. taxes pursuant to the 1972 Convention or the applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof, and may, under certain circumstances, depend upon the foreign shareholder making a satisfactory demonstration to U.S. tax authorities that the shareholder qualifies as a foreign person under federal income tax laws and the 1972 Convention.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

ADDITIONAL CONSIDERATIONS FOR THE MUNICIPAL MONEY MARKET FUND. If at least 50% of the value of a regulated investment company's total assets at the close of each quarter of its taxable years consists of obligations the interest on which is exempt from federal income tax, it will qualify under the Code to pay "exempt-interest distributions." The Fund intends to so qualify and are designed to provide shareholders with a high level of income exempt from federal income tax in the form of exempt-interest distributions.

Distributions of capital gains or income not attributable to interest on the Fund's tax-exempt obligations will not constitute exempt-interest distributions and will be taxable to its shareholders. The exemption of interest income derived from investments in tax-exempt obligations for federal income tax purposes may not result in a similar exemption under the laws of a particular state or local taxing authority.

Not later than 60 days after the close of its taxable year, the Fund will notify its shareholders of the portion of the distributions for the taxable year which constitutes exempt-interest distributions. The designated portion cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Interest on indebtedness incurred to purchase or carry shares of the Fund will not be deductible to the extent that the Fund's distributions are exempt from federal income tax.

In addition, certain deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for purposes of calculating federal alternative minimum tax ("AMT"). Tax preference items include tax-exempt interest on "private activity bonds." To the extent that the Fund invests in private activity bonds, its shareholders will be required to report that portion of the Fund's distributions attributable to income from the bonds as a tax preference item in determining their federal AMT, if any. Shareholders will be notified of the tax status of distributions made by the Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in the Fund. Furthermore, shareholders will not be permitted to deduct any of their share of the Fund's expenses in computing their federal AMT. In addition, exempt-interest distributions paid by the Fund to a corporate shareholder is included in the shareholder's "adjusted current earnings" as part of its federal AMT calculation. As of the printing of this SAI, individuals are subject to federal AMT at a maximum rate of 28% and corporations are subject to federal AMT at a maximum rate of 20%. Shareholders with questions or concerns about the AMT should consult own their tax advisors.


                                  CAPITAL STOCK

The Funds are two of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

Most of the Trust's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a Fund represents an equal, proportionate interest in the Fund with all other shares. Shareholders bear their pro rata portion of the Fund's operating expenses, except for certain class-specific expenses (E.G., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one Series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract since it affects only one Fund, is a matter to be determined separately by each Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.

As used in this SAI, the term "majority" when referring to approvals to be obtained from shareholders of a class of a Fund, means the vote of the lesser of
(i) 67% of the shares of such class of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of such class of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of such class of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued, will be fully paid and non-assessable by the Trust.

The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect directors under the 1940 Act.

Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share in the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund or class are entitled to receive the assets attributable to the Fund or class that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

         As of the date of this SAI, there are no shareowners in the Funds, as they are not expected to commence operations until the second quarter of 2005.


                                      OTHER

         The Trust's Registration Statement and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectus/Proxy Statement or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus/Proxy Statement are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.


                                     COUNSEL

         Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectus/Proxy Statement.


                              INDEPENDENT AUDITORS

         KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                                    APPENDIX

The following is a description of the ratings given by S&P and Moody's to corporate and municipal bonds and corporate and municipal commercial paper.

CORPORATE BONDS

S&P
S&P rates the long-term debt obligations issued by various entities in categories ranging from "AAA" to "D," according to quality, as described below. The first four ratings denote investment-grade securities.

     AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

     A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

     BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

     B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

     CCC - Debt CCC is currently vulnerable and is dependent upon favorable business, financial, and economic conditions to meet timely interest and principal payments.

     Plus (+) or minus(-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     CC - Debt rated CC is currently highly vulnerable to nonpayment. Debt rated CC is subordinate to senior debt rated CCC.

     C - Debt rated C is currently highly vulnerable to nonpayment. Debt rated C is subordinate to senior debt rated CCC-. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. Debt rated C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

     D - Debt rated D is currently in default, where payment of interest and/or repayment of principal is in arrears.



MOODY'S
Moody's rates the long-term debt obligations issued by various entities in categories ranging from "Aaa" to "C," according to quality, as described below. The first four denote investment grade securities.

     Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk, and interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A - Bonds rated A possess many favorable investment attributes and are to be considered upper to medium investment-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds rated Baa are considered medium-grade (and still investment-grade) obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds rated Ca are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

     C - Bonds rated C are the lowest rated class of bonds. Such bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers (1, 2 and 3) to rating categories. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

SHORT-TERM ISSUE CREDIT RATINGS (INCLUDING COMMERCIAL PAPER)

S&P:
     A-1 - Debt rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2 - Debt rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3 - Debt rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B - Debt rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C - Debt rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D - Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

MOODY'S:

     Prime-1: Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations.

     Prime-2: Issuers rated Prime-2 have a strong ability to repay senior short-term debt obligations, but earnings trends, while sound, will be subject to more variation.

     Prime-3: Issuers rated Prime-3 have acceptable credit quality and an adequate capacity for timely payment of short-term deposit obligations.

     Not Prime: Issuers rated Not Prime have questionable to poor credit quality and an uncertain capacity for timely payment of short-term deposit obligations.

                             WELLS FARGO FUNDS TRUST

                            Telephone: 1-800-222-8222

                       STATEMENT OF ADDITIONAL INFORMATION
                             dated [October , 2004]

                           INTERMEDIATE TAX-FREE FUND
                         SHORT-TERM MUNICIPAL BOND FUND
                     ULTRA SHORT-TERM MUNICIPAL INCOME FUND
                             WISCONSIN TAX-FREE FUND

                  CLASS C, ADVISOR, INVESTOR AND SELECT CLASSES


Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about four funds in the Wells Fargo Funds Trust family of funds -- the INTERMEDIATE TAX-FREE, SHORT-TERM MUNICIPAL BOND, ULTRA SHORT-TERM MUNICIPAL INCOME AND WISCONSIN TAX-FREE FUNDS (each, a "Fund" and collectively, the "Funds"). Each Fund is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund offers Investor Class shares. The Short-Term Municipal Bond Fund and the Wisconsin Tax-Free Fund also offer Class C shares. The Ultra Short-Term Municipal Income Fund also offers Advisor and Select Class shares. This SAI relates to all such classes of shares. The Funds will not be available for investment until the second quarter of 2005.

This SAI is not a prospectus and should be read in conjunction with the Funds' Combined Prospectus and Proxy Statement ("Prospectus/Proxy Statement") dated [October , 2004.] All terms used in this SAI that are defined in the Prospectus/Proxy Statement have the meanings assigned in the Prospectus/Proxy Statement. Copies of the Prospectus/Proxy Statement may be obtained free of charge by calling 1-800-222-8222 or writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.

                                TABLE OF CONTENTS

                                                                          PAGE

INVESTMENT POLICIES..........................................................1
ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS..............3
SPECIAL CONSIDERATIONS AFFECTING THE WISCONSIN TAX-FREE FUND................16
MANAGEMENT..................................................................17
DETERMINATION OF NET ASSET VALUE............................................27
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..............................27
PORTFOLIO TRANSACTIONS......................................................28
FUND EXPENSES...............................................................30
FEDERAL INCOME TAXES........................................................30
PROXY VOTING POLICIES AND PROCEDURES........................................39
CAPITAL STOCK...............................................................40
OTHER.......................................................................41
COUNSEL.....................................................................41
INDEPENDENT AUDITORS........................................................42
APPENDIX.....................................................................1

                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT POLICIES

Each Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined under the 1940 Act) of the outstanding voting securities of such Fund.

THE FUNDS MAY NOT:

         (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that (i) this restriction does not limit a Fund's investments in securities of other investment companies, (ii) this restriction does not limit a Fund's investments in municipal securities, (iii) each Fund may invest 25% or more of the current value of its total assets in private activity bonds or notes that are the ultimate responsibility of non-government issuers conducting their principal business activity in the same industry; and (iv) each Fund may invest 25% or more of the current value of its total assets in securities whose issuers are located in the same state or securities the interest and principal on which are paid from revenues of similar type projects;

         (2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

         (3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

         (4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

         (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

         (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

         (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

         (8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments;

         (9) with respect to the Short-Term Municipal Bond Fund and Ultra Short-Term Municipal Income Fund, invest less than 80% of net assets plus investment borrowings, under normal circumstances, in investments the income from which is exempt from federal income tax, but not necessarily the federal alternative minimum tax;

         (10) with respect to the Intermediate Tax-Free Fund, invest less than 80% of net assets plus investment borrowings, under normal circumstances, in investments the income from which is exempt from federal income tax and the federal alternative minimum tax; nor

         (11) with respect to the Wisconsin Tax-Free Fund, invest less than 80% of net assets plus investment borrowings, under normal circumstances, in investments the income from which is exempt from federal income tax, the federal alternative minimum tax and Wisconsin individual income tax;

NON-FUNDAMENTAL INVESTMENT POLICIES

Each Fund has adopted the following non-fundamental policies, which may be changed by the Trustees of the Trust at any time without approval of such Fund's shareholders.

     (1) Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, and provided further that any Fund that has knowledge that its shares are purchased by another investment company pursuant to an exemptive order relating to Section 12(d)(1) of the 1940 Act that precludes underlying portfolios from acquiring any securities of any other investment company in excess of the limits contained in Section 12(d)(1)(A) of the 1940 Act, except for securities received as a dividend or as a result of a plan of reorganization of any company, will limit its acquisition of securities of other investment companies accordingly.

     (2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

     (4) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or in entities created under the laws of foreign countries to facilitate investment in securities of that country.

     (5) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (6) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

GENERAL

Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.


         ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

Set forth below are descriptions of certain investments and additional investment policies for the Funds. Not all of the Funds participate in all of the investment practices described below. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.

ASSET-BACKED SECURITIES

The Funds may invest in various types of asset-backed securities. Asset-backed securities are securities that represent an interest in an underlying security. The asset-backed securities in which the Funds invest may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Payments of principal and interest on these asset-backed securities may be "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities. The Funds may also invest in securities backed by pools of mortgages. The investments are described under the heading "Mortgage-Related Securities."

BANK OBLIGATIONS

The Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund which invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding and other taxes on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.

BONDS

Certain of the debt instruments purchased by the Funds may be bonds. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate bonds will tend to fall when interest rates rise and rise when interest rates fall. The value of "floating-rate" or "variable-rate" bonds, on the other hand, fluctuate much less in response to market interest rate movements than the value of fixed-rate bonds.

Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

BORROWING

The Funds may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account.

COMMERCIAL PAPER

The Funds may invest in commercial paper (including variable amount master demand notes, see " "Floating- and Variable-Rate Obligations" below), which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and typically has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Funds in commercial paper (including variable-rate demand notes and variable-rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Ratings Statistical Organization ("NRSRO").

CONVERTIBLE SECURITIES

The Funds may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different user. A convertible security provides a fixed income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed income security, nor is it as sensitive to changes in share price as its underlying stock.

The creditworthiness of the issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

While a Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for a Fund's financial reporting, credit rating, and investment limitation purposes. Preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. Preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions on preferred stock generally are taxable as dividend income, rather than interest payments, for federal income tax purposes.

DERIVATIVE SECURITIES

The Funds may invest in various instruments that may be considered "derivatives," including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. Some derivative securities represent relatively recent innovations in the bond markets, and the trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these instruments will perform under different economic and interest rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of bonds and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for these structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the adviser will, consistent with the Funds' investment objectives, policies and quality standards, consider making investments in such new types of derivative securities.

DOLLAR ROLL TRANSACTIONS

The Funds may enter into "dollar roll" transactions wherein a Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Funds' use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds obligation to repurchase the securities. At the time a Fund enters into a dollar roll transaction, it causes its custodian to segregate liquid assets such as cash, U.S. government securities or other liquid equity or debt securities having a value equal to the purchase price for the similar security (including accrued interest) and subsequently marks the assets to market daily to ensure that full collateralization is maintained.

FIXED-INCOME SECURITIES

Investors  should be aware  that even  though  interest-bearing  securities  are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Long-term securities are affected to a greater extent by interest rates than shorter-term securities. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed to a rating below investment-grade, the particular Fund considers all circumstances deemed relevant in determining whether to continue to hold the security. Certain securities that may be purchased by the Fund, such as those rated "Baa" by Moody's Investors Service, Inc. ("Moody's") and "BBB" by Standard & Poor's Rating Group ("S&P") and Fitch Investors Service, Inc. ("Fitch") may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher-rated fixed-income securities. Securities which are rated "Baa" by Moody's are considered medium-grade obligations; they are neither highly protected nor poorly secured, and are considered by Moody's to have speculative characteristics. Securities rated "BBB" by S&P are regarded as having adequate capacity to pay interest and repay principal, and, while such debt securities ordinarily exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for securities in this category than in higher-rated categories. Securities rated "BBB" by Fitch are considered investment-grade and of satisfactory credit quality; however, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on these securities and, therefore, impair timely payment. If a security held by a Fund is downgraded to a rating below investment-grade, such Fund may continue to hold the security until such time as the adviser determines it to be advantageous for the Fund to sell the security.

FLOATING- AND VARIABLE-RATE OBLIGATIONS

The Funds may purchase floating- and variable-rate obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations that are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The adviser, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest rate risk and credit risk.

The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

FORWARD COMMITMENT, WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS

The Funds may purchase or sell securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Delivery and payment on such transactions normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. The Funds will establish a segregated account in which they will maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each such Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

GEOGRAPHIC CONCENTRATION

The Wisconsin Tax-Free Fund invests substantially all of its assets in municipal securities issued by issuers within the State of Wisconsin and its political subdivisions, Guam, Puerto Rico, and the Virgin Islands. As a result, the Fund is more susceptible to factors adversely affecting issuers of those municipal securities than would be a more geographically diverse municipal securities portfolio. These risks arise from the financial condition of the geographic region. To the extent the issuers of the municipal securities are unable to meet their financial obligations, the income derived by the Fund, its ability to preserve or realize appreciation of its portfolio assets or its liquidity could be impaired.

To the extent a Fund's investments are primarily concentrated in issuers located in a particular state geographic region, the value of the Fund's shares may be especially affected by factors pertaining to that region's economy and other factors specifically affecting the ability of issuers of that region to meet their obligations. As a result, the value of the Fund's assets may fluctuate more widely than the value of shares of a portfolio investing in securities relating to a number of different geographic regions. The ability of governments and quasi-government agencies to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to governmental issuers may be affected from time to time by economic, political and demographic conditions within their state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state and local aid to governmental issuers may also affect their ability to meet obligations. Payments of principal and interest on private activity securities will depend on the economic condition of the facility specific revenue source from whose revenues the payments will be made, which in turn, could be affected by economic, political or demographic conditions in the geographic region.

HIGH YIELD/LOWER-RATED DEBT SECURITIES

The  Funds  may   invest   in  debt   securities   that  are  in  low  or  below
investment-grade categories, or are unrated or in default at the time of purchase (also known as high-yield securities or "junk bonds"). Such debt securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and are more volatile than higher-rated securities of similar maturity. The value of such debt securities will be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated debt securities may be less liquid and more difficult to value than higher- rated securities.

The market values of certain high yield/lower-rated debt and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, issuers of high yield/lower-rated debt and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

The risk of loss due to default by such issuers is significantly greater because high yield/lower-rated debt and comparable unrated securities generally are unsecured and frequently are subordinated to senior indebtedness. The Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for high yield/lower-rated debt and comparable unrated securities may diminish the Fund's ability to: (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value; and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

Although the general market for high yield/lower-rated debt and comparable unrated securities is no longer new, the market for such securities has not yet weathered a major sustained economic recession. The effect that such a recession might have on such securities is not known. Any such recession, however, could disrupt severely the market for such securities and adversely affect the value of such securities. Any such economic downturn also could severely and adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

ILLIQUID SECURITIES

The Funds may invest in securities not registered under the Securities Act of 1933, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale and for which there may not be a readily available market and which may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. Each Fund may not invest or hold more than 15% of its net assets in illiquid securities.

GUARANTEED INVESTMENT CONTRACTS

Guaranteed investment contracts ("GICs") are issued by insurance companies. In purchasing a GIC, a Fund contributes cash to the insurance company's general account and the insurance company then credits to the Fund's deposit fund on a monthly basis guaranteed interest at a specified rate. The GIC provides that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it. There is no secondary market for GICs and, accordingly, GICs are generally treated as illiquid investments. GICs are typically unrated.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its portfolio securities pursuant to guidelines approved by the Trustees to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a state, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the Fund. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the adviser, or the distributor.

Wells Fargo Bank, N.A. ("Custodian") acts as Securities Lending Agent for the Funds, subject to the overall supervision of the Funds' investment adviser. Pursuant to an exemptive order granted by the Securities and Exchange Commission ("SEC"), the Custodian is entitled to receive a portion of the revenues generated by securities lending activities as compensation for its services in this regard.

MORTGAGE-RELATED SECURITIES

The Funds may invest in mortgage-related securities (also known as mortgage pass-through securities), which represent interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities). Payment of principal and interest on some mortgage-related securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage-related securities created by private issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers. Collateralized mortgage obligations, adjustable rate mortgages and mortgage participation certificates are the primary types of mortgage-related securities utilized by the Funds.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). The Funds may invest in investment-grade CMOs. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or Federal National Mortgage Association ("FNMA"). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding longer maturity classes receive principal only after the first class has been retired. A longer duration or greater sensitivity to interest rate fluctuations generally increases the risk level of the CMO.

ADJUSTABLE RATE MORTGAGES ("ARMS"). The Funds each may invest in ARMs issued or guaranteed by a government agency such as the GNMA, FNMA or FHLMC, or by a private issuer. The full and timely payment of principal and interest on GNMA ARMs is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA also guarantees full and timely payment of both interest and principal, while FHLMC guarantees full and timely payment of interest and ultimate payment of principal. FNMA and FHLMC ARMs are not backed by the full faith and credit of the United States. However, because FNMA and FHLMC are government-sponsored enterprises, these securities are generally considered to be high-quality investments that present minimal credit risks. The mortgages underlying ARMs guaranteed by GNMA are typically insured or guaranteed by the Federal Housing Administration, the Veterans Administration or the Farmers Home Administration, whereas those underlying ARMs issued by FNMA or FHLMC are typically conventional residential mortgages which are not so insured or guaranteed, but which conform to specific underwriting, size and maturity standards. The yields provided by ARMs issued by a government agency have historically exceeded the yields on other types of U.S. Government securities with comparable maturities, although there can be no assurance that this historical performance will continue.

The Funds may also invest in ARMs offered by private issuers. These securities generally offer a higher rate of interest, but also involve greater credit and interest rate risk than U.S. Government agency issued ARMs because they offer no direct or indirect governmental guarantees. However, many private issuers or servicers of ARMs guarantee or provide insurance for timely payment of interest and principal.

MORTGAGE PARTICIPATION CERTIFICATES. The Funds also may invest in mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"), both issued by the FHLMC. PCs resemble GNMA certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool of mortgages. GMCs also represent a pro rata interest in a pool of mortgages. These instruments, however, pay interest semi-annually and return principal once a year in guaranteed minimum payments. Mortgage participation certificates differ from bonds in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity.

OTHER MORTGAGE-RELATED SECURITIES. As new types of mortgage-related securities are developed and offered to investors, the adviser will, consistent with a Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

PREPAYMENT  AND  EXTENSION  RISK.  The  stated  maturities  of  mortgage-related securities  may be  shortened  by  unscheduled  prepayments  of principal on the
underlying  mortgages,   or  extended  in  rising  interest  rate  environments.
Therefore, it is not possible to predict accurately the average maturity of a particular mortgage-related security. Variations in the maturities of mortgage-related securities will affect the yield of a Fund. Rates of repayment of principal on mortgage-related securities that are higher or lower than expected may also expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities.

INTEREST RATE RISK. The interest rates on the underlying mortgages of mortgage-related securities generally are readjusted at periodic intervals ranging from one year or less to several years in response to changes in a predetermined commonly recognized interest rate index. The adjustable rate feature should reduce, but will not eliminate, price fluctuations in such securities, particularly when market interest rates fluctuate. The NAV of a Fund's shares may fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during periods between interest rate reset dates. Accordingly, investors could experience some loss if they redeem their shares of a Fund or if the Fund sells these portfolio securities before the interest rates on the underlying mortgages are adjusted to reflect prevailing market interest rates.

MUNICIPAL BONDS

The Funds invest in municipal bonds. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately operated facilities.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under federal tax legislation enacted in 1986, interest on certain private activity bonds must be included in a shareholder's alternative minimum taxable income. Moreover, a Fund cannot predict what legislation, if any, may be proposed in the state legislature regarding the state income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal obligations generally for investment by the Fund and the liquidity and value of the Fund's portfolio. In such an event, the Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

Certain of the municipal obligations held by the Fund may be insured as to the timely payment of principal and interest. The insurance policies usually are obtained by the issuer of the municipal obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance does not protect against market fluctuations caused by changes in interest rates and other factors.

MUNICIPAL NOTES

The Funds may invest in municipal notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

TANS. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

BANS. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

RANS. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (I.E., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (I.E., market risk). Changes in the value of municipal securities held in a Fund's portfolio arising from these or other factors will cause changes in the NAV per share of the Fund.

MUNICIPAL SECURITIES

STAND-BY COMMITMENTS. The Funds may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a stand-by commitment, and the aggregate price which a Fund pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit a Fund to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, a Fund acquires stand-by commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment.

The acquisition of a stand-by commitment does not affect the valuation or maturity of the underlying municipal securities. A Fund values stand-by commitments at zero in determining NAV. When a Fund pays directly or indirectly for a stand-by commitment, its cost is reflected as unrealized depreciation for the period during which the commitment is held. Stand-by commitments do not affect the average weighted maturity of the Fund's portfolio of securities.

OTHER INVESTMENT COMPANIES

The Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) under the 1940 Act, subject to the Funds' non-fundamental investment policies. Currently, under the 1940 Act, a Fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's total assets with respect to any one investment company, and (iii) 10% of such Fund's total assets. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

PARTICIPATION INTERESTS

Each Fund may purchase participation interests in loans or instruments in which the Fund may invest directly that are owned by banks or other institutions. A participation interest gives a Fund an undivided proportionate interest in a loan or instrument. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation interest.

PRIVATELY ISSUED SECURITIES

The Funds may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to a Fund. Privately issued securities that are "illiquid" are subject to the Funds' policy of not investing or holding more than 15% of its net assets in illiquid securities. The adviser will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in its evaluation:
(1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (E.G., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements, wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. All repurchase agreements will be fully "collateralized," as defined under the 1940 Act. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. A Fund will only enter into repurchase agreements with primary broker-dealers and commercial banks that meet guidelines established by the Trustees and that are not affiliated with the adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

REVERSE REPURCHASE AGREEMENTS

The Funds may enter into reverse repurchase agreements (an agreement under which a Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities.

STRIPPED SECURITIES

The Funds may purchase Treasury receipts, securities of government-sponsored enterprises (GSEs) and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. The stripped securities the Funds may purchase are issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks, corporations and other institutions at a discount to their face value. The Funds may not purchase stripped mortgage-backed securities. The stripped securities purchased by the Funds generally are structured to make a lump-sum payment at maturity and do not make periodic payments of principal or interest. Hence, the duration of these securities tends to be longer and they are therefore more sensitive to interest rate fluctuations than similar securities that offer periodic payments over time. The stripped securities purchased by the Funds are not subject to prepayment or extension risk.

The Funds may purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

SWAPS, CAPS, FLOORS AND COLLARS

A Fund may enter into interest rate, currency and mortgage (or other asset) swaps, and may purchase and sell interest rate "caps," "floors" and "collars." Interest rate swaps involve the exchange by a Fund and a counterparty of their respective commitments to pay or receive interest (E.G., an exchange of floating-rate payments for fixed-rate payments). Mortgage swaps are similar to interest rate swap agreements, except that the contractually based principal amount (the "notional principal amount") is tied to a reference pool of mortgages. Currency swaps' notional principal amount is tied to one or more currencies, and the exchange commitments can involve payments in the same or different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on the notional principal amount from the party selling the cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

U.S. GOVERNMENT OBLIGATIONS

The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"). Payment of principal and interest on U.S. Government Obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FannieMae notes). In the latter case, investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government Obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

WARRANTS

Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price, usually during a specified period of time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. Warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the common stock to rise. A warrant becomes worthless if it is not exercised within the specified time period.

ZERO COUPON BONDS

The Funds may invest in zero coupon bonds. Zero coupon bonds are securities that make no periodic interest payments, but are instead sold at discounts from face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. Because zero coupon bonds bear no interest, they are more sensitive to interest rate changes and are therefore more volatile. When interest rates rise, the discount to face value of the security deepens and the securities decrease more rapidly in value; conversely, when interest rates fall, zero coupon securities rise more rapidly in value as the discount to face value narrows.

NATIONALLY RECOGNIZED STATISTICAL RATINGS ORGANIZATIONS

The ratings of Moody's Investors Services ("Moody's), S&P and Fitch Investors Service, Inc. ("Fitch") represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.

          SPECIAL CONSIDERATIONS AFFECTING THE WISCONSIN TAX-FREE FUND

The Wisconsin Tax-Free Fund may invest 25% or more of its net assets in municipal obligations whose issuers or projects are located in Wisconsin, Guam, Puerto Rico, and the Virgin Islands. The credit quality and credit risk of any issuer's debt depend to a large extent on the state and local economy, the health of the issuer's finances, the amount of the issuer's debt, the quality of management, and the strength of legal provisions in debt documents that protect debt holders. Credit risk is usually low when (1) the economy is strong, growing, and diversified, (2) the issuer's financial situation is sound, and (3) the issuer's level of debt is reasonable given its financial status.

While Wisconsin's economy is fairly diverse, which serves to limit the credit risk of its securities, Wisconsin, like many other states, is currently experiencing a significant budget deficit. Measures to reduce the deficit are likely to include general purpose revenue spending cuts, such as reduction in state operations and reduced financial aid to local government and individuals. As a result of Wisconsin's weakened financial condition, Moody's Investors Service downgraded Wisconsin's bond rating in 2001, which results in higher interest rates payable with respect to Wisconsin bonds - update with current bond ratings.

Wisconsin's economy is concentrated primarily in the manufacturing, dairy products, livestock and paper products industries due to the state's supply of resources in these areas. Because the Fund invests in only a limited category of municipal obligations, concentration of issuers of these obligations will most likely occur in these industries as well.

Wisconsin's total revenue is received from several sources including: various taxes levied by the state; fees, permits, licenses, and service charges paid by users of services, facilities, and privileges provided by the state; investment income; and donations and contributions. For the fiscal year 2001-2002, the Wisconsin state government received revenues totaling $26.8 billion from all sources, including federal and nontax revenue. Its expenditures totaled $31.6 billion - update this information.

Wisconsin has the ability to either increase or reduce appropriations from taxes in relation to the levels established in its budget. The Constitution of the State of Wisconsin requires that the annual tax be sufficient to pay the estimated expenses of the state for each year. When the expenses of any year exceed the income, the Legislature must impose a tax for the ensuing year that, combined with other sources of income, will pay the deficiency as well as the estimated expenses for the ensuing year. However, spending of additional appropriations historically has been accompanied by a reduction of disbursements, an increase in revenues, or both.

Wisconsin has experienced, and is currently experiencing, a negative cash position in its general fund. To address this situation, the Secretary of Administration may reallocate up to 5% of the general purpose revenue appropriations that are currently in effect. Payments in this form must follow this preference: (i) payments of principal on Wisconsin general obligation debt must have first priority, and may not be prorated or reduced; (ii) payments of principal and interest on operating notes have second priority and may not be prorated or reduced; (iii) payment of Wisconsin employee payrolls have third priority; and (iv) all remaining payments shall be paid according to the priority established by the Secretary of Administration.

Possible federal budget cuts could also affect Wisconsin's economy. Future reductions in federal aid would have a more direct impact on individuals, local governments and service providers than on the state. The possible impact of such a proposal on the state would likely come in the form of the state being asked to increase the support of the affected parties.

     GUAM. Guam is a self-governed territory of the United States located west-southwest of Hawaii and southeast of Japan. Guam's economy is dependent on revenues from tourism, the U.S. military and service industries. Its employment is concentrated in local government and federal jobs. A decrease in U.S. operations and natural disasters may have a negative impact on Guam's economy.

     PUERTO RICO. Puerto Rico is a commonwealth of the United States. Its economy is based on manufacturing, services, tourism and generally parallels the United States' economy. Historically, Puerto Rico's economy benefited from tax incentives contained in Section 936 of the Internal Revenue Code. These tax incentives allow tax credit claims to U.S. domestic corporations that operate a large amount of their business in Puerto Rico; however, thse incentives will be phased out by the year 2006. This may decrease Puerto Rico's competitive advantage for attracting new businesses in the future. Economic difficulties in the United States and natural disasters could have a negative effect on the overall economy of Puerto Rico.

     VIRGIN ISLANDS. The Virgin Islands are a self-governed territory of the United States and includes St. Thomas, St. John, and St. Croix. The islands are located in the Lesser Antilles, southeast of Florida. The Virgin Islands' economy is heavily dependent on tourism for both revenue and employment. Natural disasters and economic difficulties in the United States could have a negative impact on the tourism industry and may also have a negative impact on the overall economy of the Virgin Islands.


                                   MANAGEMENT

The following information should be read in conjunction with the similar information contained in the Prospectus/Proxy Statement.

TRUSTEES AND OFFICERS

The  Board   supervises  each  Fund's   activities,   monitors  its  contractual
arrangements with various service providers, and decides upon matters of general policy.

GENERAL. The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for each of the [ ] funds comprising the Trust, Wells Fargo Variable Trust and Master Trust (collectively the "Fund Complex" or the "Trusts"). The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 74.

In the table below and throughout this section, information for Trustees who are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("independent Trustees"), appears separately from the information for the "interested" Trustees.


-------------------------- ---------------------- -------------------------------------- -----------------------------
                            POSITION HELD WITH                                               OTHER PUBLIC COMPANY
  NAME, AGE AND ADDRESS         REGISTRANT/              PRINCIPAL OCCUPATION(S)            OR INVESTMENT COMPANY
                            LENGTH OF SERVICE1             DURING PAST 5 YEARS                  DIRECTORSHIPS
-------------------------- ---------------------- -------------------------------------- -----------------------------
----------------------------------------------------------------------------------------------------------------------
                                                INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------
-------------------------- ---------------------- -------------------------------------- -----------------------------
Thomas S. Goho, 62         Trustee,               Wake Forest University, Calloway       N/A
                           since 1987             School of Business and Accountancy,
                                                  Benson-Pruitt Professorship since
                                                  1999, Associate Professor of Finance
                                                  1994-1999.
-------------------------- ---------------------- -------------------------------------- -----------------------------
-------------------------- ---------------------- -------------------------------------- -----------------------------
Peter G. Gordon, 61        Trustee,               Chairman, CEO and Co-Founder of        N/A
                           since 1998;            Crystal Geyser Water Company and
                           (Lead Trustee, since   President of Crystal Geyser Roxane
                           2001).                 Water Company.
-------------------------- ---------------------- -------------------------------------- -----------------------------
-------------------------- ---------------------- -------------------------------------- -----------------------------
Richard M. Leach, 71       Trustee,               Retired.  Prior thereto, President     N/A
                           since 1987             of Richard M. Leach Associates (a
                                                  financial consulting firm).
-------------------------- ---------------------- -------------------------------------- -----------------------------
-------------------------- ---------------------- -------------------------------------- -----------------------------
Timothy J. Penny, 52       Trustee,               Senior Counselor to the public         N/A
                           since 1996             relations firm of Himle-Horner and
                                                  Senior Fellow at the Humphrey
                                                  Institute, Minneapolis, Minnesota (a
                                                  public policy organization).
-------------------------- ---------------------- -------------------------------------- -----------------------------
-------------------------- ---------------------- -------------------------------------- -----------------------------
Donald C. Willeke, 64      Trustee,               Principal of the law firm of Willeke   N/A
                           since 1996             & Daniels.
-------------------------- ---------------------- -------------------------------------- -----------------------------
----------------------------------------------------------------------------------------------------------------------
                                                INTERESTED2 TRUSTEES
----------------------------------------------------------------------------------------------------------------------
-------------------------- ---------------------- -------------------------------------- -----------------------------
Robert C. Brown, 73        Trustee,               Retired. Director, Federal Farm        N/A
                           since 1992             Credit Banks Funding Corporation and
                                                  Farm Credit System Financial
                                                  Assistance Corporation until
                                                  February 1999.
-------------------------- ---------------------- -------------------------------------- -----------------------------
-------------------------- ---------------------- -------------------------------------- -----------------------------
J. Tucker Morse, 60        Trustee,               Private Investor/Real Estate           N/A
                           since 1987             Developer; Chairman of White Point
                                                  Capital, LLC.
-------------------------- ---------------------- -------------------------------------- -----------------------------
----------------------------------------------------------------------------------------------------------------------
                                                      OFFICERS
----------------------------------------------------------------------------------------------------------------------
-------------------------- ---------------------- -------------------------------------- -----------------------------
Karla M. Rabusch, 45       President,             Executive Vice President of Wells      N/A
                           since 2003             Fargo Bank, N.A.  and President of
                                                  Wells Fargo Funds Management, LLC.
                                                  Senior Vice President and Chief
                                                  Administrative Officer of Wells
                                                  Fargo Funds Management, LLC from
                                                  March 2001 to March 2003.  Vice
                                                  President of Wells Fargo Bank, N.A.
                                                  from December 1997 to May 2000.
-------------------------- ---------------------- -------------------------------------- -----------------------------
-------------------------- ---------------------- -------------------------------------- -----------------------------
Stacie D. DeAngelo, 35     Treasurer,             Vice President of Wells Fargo Bank,    N/A
                           since 2003             N.A. and Vice President of
                                                  Operations for Wells Fargo Funds
                                                  Management, LLC.  Prior thereto,
                                                  Operations Manager at Scudder Weisel
                                                  Capital, LLC from October 2000 to
                                                  May 2001 and Director of Shareholder
                                                  Services at BISYS Fund Services from
                                                  September 1999 to October 2000; and
                                                  Assistant Vice President of
                                                  Operations with Nicholas-Applegate
                                                  Capital Management from May 1993 to
                                                  September 1999.
-------------------------- ---------------------- -------------------------------------- -----------------------------
-------------------------- ---------------------- -------------------------------------- -----------------------------
C. David Messman, 44       Secretary,             Vice President and Counsel of Wells    N/A
                           since 2000             Fargo Bank, N.A. since January
                                                  1996.  Vice President and Secretary
                                                  of Wells Fargo Funds Management, LLC
                                                  since March 2001.
-------------------------- ---------------------- -------------------------------------- -----------------------------


1 Length of service dates reflect the Trustee's commencement of service with the Trust's predecessor entities, where applicable.

2 BASIS OF INTERESTEDNESS. Robert C. Brown owns securities of Wells Fargo & Company, the parent holding company of the Funds' adviser. J. Tucker Morse is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, but which is not itself affiliated with Wells Fargo Funds Management, LLC.


COMMITTEES. All of the independent Trustees are also members of the Audit and Nominating Committees of the Trust. Whenever a vacancy occurs on the Board, the Nominating Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Nominating Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust's management. Pursuant to the Trust's charter document, only independent Trustees may nominate and select persons to become independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. Shareholder nominees are not considered unless required by or under the 1940 Act. The Nominating Committee meets only as necessary. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent auditors on behalf of the full Board. The Audit Committee operates pursuant to a separate charter.

COMPENSATION. Prior to January 1, 2004, each Trustee received an annual retainer (payable quarterly) of $52,000 from the Fund Complex, and also received a combined fee of $5,000 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,000 for attendance at telephonic Fund Complex Board meetings. In addition, the Lead Trustee of the Fund Complex received an additional $10,000 annual retainer for the additional work and time devoted by the Lead Trustee.

Effective January 1, 2004, each Trustee receives an annual retainer (payable quarterly) of $56,000 from the Fund Complex. Each Trustee also receives a combined fee of $7,000 for attendance at in-person Fund Complex Board meetings, and a $2,000 per meeting combined committee fee. Effective August 15, 2004, each Trustee receives a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Lead Trustee of the Fund Complex receives an additional $10,000 annual retainer for the additional work and time devoted by the Lead Trustee.

The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's Officers are not compensated by the Trust for their services. For the fiscal year ended March 31, 2004, the Trustees received the following compensation:

    ------------------------------------------------------
                     COMPENSATION TABLE
                  YEAR ENDED MARCH 31, 2004
    ------------------------------------------------------
    -------------------------------- ---------------------
                TRUSTEE                  COMPENSATION
                    INDEPENDENT TRUSTEES
    Thomas S. Goho                          $  77,000
    Peter G. Gordon                         $  87,000
    Richard M. Leach                        $  77,000
    Timothy J. Penny                        $  77,000
    Donald C. Willeke                       $  77,000
                     INTERESTED TRUSTEES
    Robert C. Brown                         $  75,000
    J. Tucker Morse                         $  75,000
    -------------------------------- ---------------------


BENEFICIAL EQUITY OWNERSHIP INFORMATION. As of the date of this SAI, Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by the Trustees of the Funds, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: 0 = $0; A = $1-$10,000; B = $10,001-$50,000; C = $50,001-$100,000; and D = over $100,000.

                                  BENEFICIAL OWNERSHIP IN FUNDS* AND FUND COMPLEX
                                       CALENDAR YEAR ENDED DECEMBER 31, 2003
----------------------- ----------- ----------- ----------- ----------- ------------------------------
                                                Ultra
                       Intermediate Short-Term  Short-Term                Aggregate Dollar Range of
       Trustee          Municipal   Municipal   Municipal   Wisconsin         Equity Securities
                        Bond        Bond        Income      Tax-Free           of Fund Complex
----------------------- ----------- ----------- ----------- ----------- ------------------------------
Thomas S. Goho              0           0           0           0                     D
----------------------- ----------- ----------- ----------- ----------- ------------------------------
Peter G. Gordon             0           0           0           0                     B
----------------------- ----------- ----------- ----------- ----------- ------------------------------
Richard M. Leach            0           0           0           0                     0
----------------------- ----------- ----------- ----------- ----------- ------------------------------
Timothy J. Penny            0           0           0           0                     C
----------------------- ----------- ----------- ----------- ----------- ------------------------------
Donald C. Willeke           0           0           0           0                     B
----------------------- ----------- ----------- ----------- ----------- ------------------------------
Robert C. Brown             0           0           0           0                     D
----------------------- ----------- ----------- ----------- ----------- ------------------------------
J. Tucker Morse             0           0           0           0                     D
----------------------- ----------- ----------- ----------- ----------- ------------------------------

*THE FUNDS ARE EXPECTED TO COMMENCE OPERATIONS IN THE SECOND QUARTER OF 2005.


OWNERSHIP OF SECURITIES OF CERTAIN ENTITIES. None of the independent Trustees and/or their immediate family members own securities of the adviser, any sub-advisers, or the distributor, or any entity controlling, controlled by, or under common control with the adviser, the sub-adviser, or the distributor.

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS. Under Section 15(c) of the 1940 Act, the Board is generally required to approve annually the investment advisory and investment sub-advisory contracts (individually, an "Advisory Agreement," and collectively, the "Advisory Agreements") for the Funds. At each quarterly meeting, the Board will review the performance information and nature of services provided by the investment adviser and sub-adviser. At least annually, the Board will be provided with quantitative and qualitative information to assist it in evaluating whether to approve the continuance of the Advisory Agreements, including comparative fee information, profitability information, performance data, descriptions of the investment philosophy, experience and senior management of the investment adviser and investment sub-adviser (individually, an "Adviser" and collectively, the "Advisers"), a description of the quality and nature of the services provided by the Advisers.

Before approving an Advisory Agreement with an Adviser, at its regular meeting, called in part for this purpose, on August 10, 2004, the Board reviewed fees that would be payable under the Advisory Agreement, including any fee waivers or fee caps, as well as any other relationships between the Funds and the Advisers and affiliates. The Board also analyzed each Fund's contractual fees, including investment advisory and sub-advisory fees, administration fees, shareholder servicing fees, and Rule 12b-1/distribution fees.

The Board then analyzed each Adviser's background and services that it would provide to the Funds. For example, the Board reviewed and discussed the investment philosophy and experience of the Investment Adviser. The Board discussed the fact that the Investment Adviser has established an investment program for each Fund and would supervise and evaluate the sub-adviser who would make the day-to-day investment decisions for the Funds. The Board recognized that the Investment Adviser has an expertise in hiring and overseeing the activities of the sub-adviser. The Board also recognized that the oversight responsibilities of the Investment Adviser include monitoring Fund compliance with federal securities laws and regulations. The Board reviewed each Adviser's compliance procedures including their internal compliance policies relating to the respective codes of ethics, policies on personal trading, internal compliance procedures relating to the Funds' portfolio investments and operations, the process for monitoring and evaluating work performed by third parties, compliance by the distributor on behalf of the Funds with SEC and other regulatory requirements, maintenance of books and records of the Funds and recordkeeping systems of the Advisers, and other activities and clients of the Advisers. The Board also considered the background and experience of the senior management of each Adviser, and the level of attention expected to be given to the Funds by such persons. In evaluating the Advisers, the Board recognized that it has the size, visibility and resources to attract and retain highly qualified investment professionals, including research, advisory and marketing personnel.

In addition to the above considerations, the Board also analyzed certain additional factors relating specifically to the sub-adviser. For example, the Board considered the sub-adviser's investment strategies, research capabilities, means for executing portfolio transactions and scope of investment services. The Board reviewed the sub-adviser's procedures for selecting brokers to execute portfolio transactions for the Funds. More specifically, the Board reviewed the factors that the sub-adviser will consider prior to selecting a broker to execute portfolio transactions. One such factor is the sub-adviser's consideration of obtaining research services or other soft dollar arrangements through the allocation of Fund brokerage. The Board also considered the standards and performance in seeking best execution, whether and to what extent soft dollar credits would be sought and how any such credits would be utilized, the benefits from using an affiliated broker, the extent to which efforts would be made to recapture transaction costs, and the existence of quality controls applicable to the Funds' investment portfolios. Finally, the Board reviewed the sub-adviser's method for allocating portfolio opportunities among the Funds and other advisory clients.

Based on the above analysis,  which, in summary, included the following factors:
(i) the quality of services provided by each of the Advisers; (ii) the scope of each Adviser's background and experience; (iii) an analysis of advisory fees expected to be paid by the Funds, the Board determined that the Advisory Agreements, including the fee levels, were fair and reasonable in light of all relevant circumstances.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC ("Funds Management"), an indirect wholly owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, is the investment adviser for the Funds. Funds Management is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. As compensation for its advisory services, Funds
Management is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

-------------------------------- ----------------------- ----------------------
             FUND                     BREAKPOINTS             ANNUAL RATE
                                                           (AS A PERCENTAGE
                                                            OF NET ASSETS)
-------------------------------- ----------------------- ----------------------
-------------------------------- ----------------------- ----------------------
Intermediate Tax-Free Fund                0-499M                  0.40%
                                        500-999M                  0.35%
                                         1-2.99B                  0.30%
                                         3-4.99B                  0.275%
                                          >4.99B                  0.25%
-------------------------------- ----------------------- ----------------------
-------------------------------- ----------------------- ----------------------
Short-Term Municpal Bond Fund             0-499M                  0.40%
                                        500-999M                  0.35%
                                         1-2.99B                  0.30%
                                         3-4.99B                  0.275%
                                          >4.99B                  0.25%
-------------------------------- ----------------------- ----------------------
-------------------------------- ----------------------- ----------------------
Ultra Short-Term Municipal                0-499M                  0.40%
Income Fund                             500-999M                  0.35%
                                         1-2.99B                  0.30%
                                         3-4.99B                  0.275%
                                          >4.99B                  0.25%
-------------------------------- ----------------------- ----------------------
-------------------------------- ----------------------- ----------------------
Wisconsin Tax-Free Fund                  0-4.99M                  0.40%
                                        500-999M                  0.35%
                                         1-2.99B                  0.30%
                                         3-4.99B                  0.275%
                                          >4.99B                  0.25%
-------------------------------- ----------------------- ----------------------


GENERAL. Each Fund's Advisory Agreement will continue in effect for more than two years from the effective date provided the continuance is approved annually
(i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Board and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any such party. A Fund's Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

INVESTMENT SUB-ADVISER

Funds Management has engaged Wells Capital Management to serve as investment sub-adviser to the Funds (the "Sub-Adviser"). Subject to the direction of the Trust's Board and the overall supervision and control of Funds Management and the Trust, the Sub-Adviser makes recommendations regarding the investment and reinvestment of the Funds' assets. The Sub-Adviser furnishes to Funds Management periodic reports on the investment activity and performance of the Funds. The Sub-Adviser also furnishes such additional reports and information as Funds Management and the Trusts' Boards and Officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to the Sub-Adviser.

For providing sub-advisory services Wells Capital Management is entitled to receive monthly fees at the annual rate described below.

-------------------------------- ------------------------
             FUND                          FEE
-------------------------------- ------------------------
-------------------------------- ------------------------
Intermediate Tax-Free Fund           0-400M     0.20%
                                   400-800M     0.175%
                                      >800M     0.15%
-------------------------------- ------------------------
-------------------------------- ------------------------
                                     0-400M     0.20%
Short-Term Municipal Bond Fund     400-800M     0.175%
                                      >800M     0.15%
-------------------------------- ------------------------
-------------------------------- ------------------------
                                     0-400M     0.20%
Ultra Short-Term Municipal         400-800M     0.175%
Income Fund                           >800M     0.15%
-------------------------------- ------------------------
-------------------------------- ------------------------
Wisconsin Tax-Free Fund              0-400M     0.20%
                                   400-800M     0.175%
                                      >800M     0.15%
-------------------------------- ------------------------


ADMINISTRATOR

The Trust has retained Funds Management (the "Administrator") as administrator on behalf of the Funds pursuant to an Administration Agreement. Under the Administration Agreement with the Trust, Funds Management provides, among other things: (i) general supervision of the Funds' operations, including communication, coordination and supervision services with regard to the Funds' transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services; (ii) coordination of the preparation and filing of reports and other information materials regarding the Funds, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Funds' investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds' transfer agent, custodian and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services.

In addition, Funds Management has agreed to pay all of the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as Administrator. Because the administrative services provided by Funds Management vary by class, the fees payable to Funds Management also vary by class. For providing administrative services, including paying the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee at the rates indicated below, as a percentage of each Fund's (except for the Short Term Municipal Bond
Fund) average daily net assets:

 ----------------------------------- ------------------- -----------------
                CLASS                   ASSET LEVEL            FEE
 ----------------------------------- ------------------- -----------------
 ----------------------------------- ------------------- -----------------
 Class C and Advisor Class Shares         0-4.99B              0.33%
                                         5B-9.99B              0.32%
                                           >9.99B              0.31%
 ----------------------------------- ------------------- -----------------
 ----------------------------------- ------------------- -----------------
                                          0-4.99B              0.50%
 Investor Class Shares                   5B-9.99B              0.49%
                                           >9.99B              0.48%
 ----------------------------------- ------------------- -----------------
 ----------------------------------- ------------------- -----------------
 Select Class Shares                      0-4.99B              0.13%
                                         5B-9.99B              0.12%
                                           >9.99B              0.11%
 ----------------------------------- ------------------- -----------------


     On behalf of the Short Term Municipal Bond Fund, Funds Management is entitled to receive an annual administrative fee as indicated below as a percentage of the Fund's average daily net assets:

 -------------------------------- ------------------- ------------------
             CLASS                   ASSET LEVEL            FEE
 -------------------------------- ------------------- ------------------
 -------------------------------- ------------------- ------------------
   Class C                              0-4.99B             0.28%
                                       5B-9.99B             0.27%
                                         >9.99B             0.26%
 -------------------------------- ------------------- ------------------
 -------------------------------- ------------------- ------------------
  Investor Class                        0-4.99B             0.45%
                                       5B-9.99B             0.44%
                                         >9.99B             0.43%
 -------------------------------- ------------------- ------------------


DISTRIBUTOR

Stephens Inc. ("Stephens" or the "Distributor"), located at 111 Center Street, Little Rock, Arkansas 72201, currently serves as distributor for the Funds. Wells Fargo Funds Distributor LLC ("Funds Distributor"), located at 525 Market Street, San Francisco, California 94105, will serve as the distributor for the Funds once they commence operations in the second quarter of 2005. The Short-Term Municipal Bond Fund and the Wisconsin Tax-Free Fund, both of which offer Class C shares, have adopted a distribution plan (a "Plan") under Section 12(b) under the 1940 Act and Rule 12b-1 thereunder (the "Rule") for their Class C shares. The Plan was adopted by the Board, including a majority of the Trustees who were not "interested persons" (as defined under the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees"). Under the Plan and pursuant to the related Distribution Agreement, the Class C shares of the Funds pay Stephens, on a monthly basis, an annual fee of 0.75% of the average daily net assets attributable to the Class C shares of the Funds as compensation for distribution-related services or as reimbursement for distribution-related expenses.

The actual fee payable to the Distributor by the Funds is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

GENERAL. The Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of a Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of a Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees and the Non-Interested Trustees.

The Plan provides that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such Non-Interested Trustees.

Wells Fargo Bank and Funds Management, interested persons (as that term is defined under Section 2(a)(19) under the 1940 Act) of the Trust, act as selling agents for the Fund shares pursuant to selling agreements with Stephens authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Board has concluded that the Plan is reasonably likely to benefit the Fund and its shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Fund is designed to serve. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (I.E., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Fund, selling or servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.

The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (I.E., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Fund, selling or servicing agents may receive significant additional payments directly from the Adviser, Distributor, or their affiliates in connection with the sale of Fund shares. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

SHAREHOLDER SERVICING AGENT

The Funds have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing these services, a Shareholder Servicing Agent is entitled to an annual fee from the applicable Fund of 0.25% of the average daily net assets of the Class C, Advisor Class and Investor Class shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Trustees and provide that a Fund shall not be obligated to make any payments under such plans or related agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

GENERAL. The Shareholder Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Trustees and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by a vote of a majority of the Board, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

The Shareholder Servicing Plan requires that the Administrator of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Shareholder Servicing Plan.

CUSTODIAN

Wells  Fargo  Bank,  N.A.  (the  "Custodian"),   located  at  6th  &  Marquette,
Minneapolis, Minnesota 55479, acts as custodian for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase, sale or maturity; collects and receives all income, other payments and distributions on account of the assets of each Fund; and pays all expenses of each Fund. For its services, the Custodian is entitled to receive an annual fee of 0.02% of the average daily net assets of each Fund.

FUND ACCOUNTANT

PFPC, Inc. ("PFPC"), located at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as fund accountant for the Funds. For these services, PFPC is entitled to receive an annual base fee of $6,000 from each Fund and a monthly fee of $500 per class for each class greater than one. PFPC also receives an annual complex-wide fee, calculated based upon the aggregate average net assets of all of the fund and portfolios of the Trusts (excluding Wells Fargo Master Trust portfolios) and payable monthly, as indicated in the chart below. Each Fund's share of the annual complex-wide fee would be based on its proportionate share of the aggregate average net assets of all of the Funds and portfolios (excluding Wells Fargo Master Trust portfolios). Finally, PFPC is entitled to receive certain out-of-pocket costs.

 -------------------------------------- -------------------------------------
       AVERAGE DAILY NET ASSETS               ANNUAL ASSET-BASED FEES
 -------------------------------------- -------------------------------------
 -------------------------------------- -------------------------------------
             $0-85 billion                            0.0057%
 -------------------------------------- -------------------------------------
 -------------------------------------- -------------------------------------
             > $85 billion                            0.0025%
 -------------------------------------- -------------------------------------


TRANSFER AND DIVIDEND DISBURSING AGENT

Boston Financial Data Services, Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as transfer and dividend disbursing agent for the Funds. For providing such services, BFDS is entitled to receive fees from the Administrator.

UNDERWRITING COMMISSIONS

Funds  Distributor  will  serve  as  the  principal   underwriter   distributing
securities of the Funds on a continuous basis once they commence operations in the second quarter of 2005.

CODE OF ETHICS

The Fund Complex, the Adviser and the Sub-Adviser each have adopted a code of ethics, which contains policies on personal securities transactions by "access persons." These policies comply with Rule 17j-1 under the 1940 Act. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. For purposes of a code of ethics, an access person means (i) a director, trustee or officer of a fund or investment adviser; (ii) any employee of a fund or investment adviser (or any company in a control relationship to a fund or investment adviser) who, in connection with his or her regular functions or duties, makes, participates in, or obtains information about the purchase or sale of securities by a fund, or whose functions relate to the making of any recommendations with respect to the purchases or sales; and (iii) any natural person in a control relationship to a fund or investment adviser who obtains information concerning recommendations made to a fund regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions under Rule 17j-1. The above restrictions do not apply to purchases or sales of certain types of securities, including shares of open-end investment companies that are unaffiliated with the Wells Fargo Mutual Funds family, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, the Adviser and the Sub-Adviser are on public file with, and available from, the SEC.


                        DETERMINATION OF NET ASSET VALUE

NAV per share for each class of the Funds is determined as of the close of regular trading (currently 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Funds' shares.

Each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sales price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on the latest bid quotations. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at The Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. A Fund is required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value such that a market quotation is not "readily available." The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or the latest bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a market quotation is readily available and, if not, what fair value to assign to the security. In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

Money market instruments and debt instruments maturing in 60 days or less are valued at amortized cost. Future contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices for fixed income and other securities may be furnished by a reputable independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Funds may be purchased on any day the Funds are open for business. Each Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is generally closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

Purchase orders for a Fund received before such Fund's NAV calculation time generally are processed at such time on that Business Day. Purchase orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Funds will close early. On these days, the NAV calculation time and the dividend, purchase and redemption cut-off times for the Funds may be earlier then their stated NAV calculation time described above.

Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

The Funds reserve the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund.

PURCHASES AND REDEMPTIONS FOR EXISTING WELLS FARGO FUNDS ACCOUNT HOLDERS VIA THE INTERNET. All existing shareholders who purchased their shares directly from Wells Fargo Funds may purchase additional shares of the class of Funds that they already own and redeem existing shares via the Internet. For purchases, such account holders must have a bank account linked to their Wells Fargo Funds account. Redemptions may be deposited into a linked bank account or mailed via check to the shareholder's address of record. Internet account access is available for institutional clients; shareholders should contact Investor Services at 1-800-222-8222 or log on at www.wellsfargofunds.com for further details. Shareholders who hold their shares in a brokerage account should contact their selling agent.

PURCHASES AND REDEMPTIONS THROUGH BROKERS AND/OR THEIR AFFILIATES. A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectus/Proxy Statement in the section entitled "Comparison of Account Features and Services." The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.

REDUCED SALES CHARGES FOR CERTAIN HOLDERS OF CLASS C SHARES. No CDSC is imposed on redemptions of Class C shares where a fund did not pay a sales commission at the time of purchase.


                             PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust's Board and the supervision of the Adviser, the Funds' Sub-Adviser is responsible for the Funds' portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Adviser to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the dealer's risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction; the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm; the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission, if any. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to broker-dealers serving as market makers for the securities at a net price. Each of the Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of broker-dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Fund may purchase securities from underwriting syndicates of which Stephens or Funds Management is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board.

In placing orders for portfolio securities of a Fund, the Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, the Adviser oversees the Sub-Adviser's trade execution procedures to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

The Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, the Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer. The
Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the
advisability  of  securities  or  purchasers  or  sellers  of  securities;   (2)
furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, the Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the advisory contracts, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which the Sub-Adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds.

PORTFOLIO TURNOVER. The portfolio turnover rate is not a limiting factor when the Sub-Adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also may result in adverse tax consequences to a Fund's shareholders. Portfolio turnover rate is not a limiting factor when Funds Management deems portfolio changes appropriate.


                                  FUND EXPENSES

From time to time, Funds Management may waive fees from the Funds in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Funds Management or any of its affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its Custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to a Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Funds, in a manner proportionate to the net assets of each fund, on a transactional basis, or on such other basis as the Trustees deems equitable.


                              FEDERAL INCOME TAXES

The following information should be read in conjunction with the similar information found in the Prospectus/Proxy Statement. This section of the SAI provides additional information concerning federal income taxes and, as applicable, certain Wisconsin taxes. It is based on the Internal Revenue Code (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters other than those noted above.

A shareholder's tax treatment may vary depending upon his or her particular situation. This discussion only applies to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as: insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts ("IRAs")), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to that discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners as to the particular federal tax consequences to them of an investment in a Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

GENERAL. The Trust intends to continue to qualify each Fund as a "regulated investment company" under Subchapter M of the Code, as long as such qualification is in the best interests of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, rather than to the Trust as a whole. Furthermore, each Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

In order to qualify as a regulated investment company under the Code, each Fund must, among other things, derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts). Pursuant to future regulations, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains which are directly related to a Fund's principal business of investing in stock or securities. Each Fund must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), or in two or more issuers the Fund controls and which are engaged in the same or similar trades or businesses. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, as well as 90% of its net tax-exempt income earned in each taxable year. A Fund generally will not be subject to federal income tax on the investment company taxable income and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, a Fund may make the distributions in the following taxable year. Furthermore, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

If, in any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, such Fund would be taxed in the same manner as an ordinary corporation without any deduction for distributions to shareholders, and all distributions from the Fund's earnings and profits (including any distributions of net tax-exempt income and net long-term capital gains) to its shareholders would be taxable as ordinary income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

EXCISE TAX. A 4% nondeductible excise tax will be imposed on each Fund's net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute during each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its net capital gains (adjusted for ordinary losses) for the 12 month period ending on October 31, and all of its ordinary income and capital gains from previous years that were not distributed during such years. Each Fund intends to actually or be deemed to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax.

CAPITAL LOSS CARRY-FORWARDS. A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute such capital gains. The Funds cannot carry back or carry forward any net operating losses.

EQUALIZATION ACCOUNTING. Under the Code, the Funds may use the so-called "equalization method" of accounting to allocate a portion of their "earnings and profits," which generally equals a Fund's undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Funds, and thus the use of this method may be subject to IRS scrutiny.

TAXATION OF FUND INVESTMENTS. In general, if a Fund realizes gains or losses on the sale of portfolio securities, such gains or losses will be capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount ("OID"), such as a zero-coupon bond, the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund.

If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed "Section 1256 contracts." A Fund will be required to "mark to market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the mark-to-market rule and the "60%/40%" rule.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount and timing of recognition of the Fund's income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss for a year exceeds a Fund's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code, which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forward, or option contracts comprising a part of such straddles are governed by Section 1256 of the Code, described above. A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income of long-term capital gain, may be increased or decreased substantially as compared to if a Fund had not engaged in such transactions.

If a Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund's holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon a Fund's holding period in the property and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain a Fund may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

Rules governing the federal income tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be jeopardized. The Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

TAXATION OF DISTRIBUTIONS. For federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata over the entire year. All distributions paid out of a Fund's earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported on each shareholder's federal income tax return. Distributions in excess of a Fund's earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in his or her Fund shares and then capital gain. A Fund may make distributions in excess of earnings and profits to a limited extent, from time to time.

Distributions designated by a Fund as a capital gain distribution will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Each Fund will designate capital gains distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. Government, if the Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax -free treatment. This exemption may not apply to corporate shareholders.

SALES AND EXCHANGES OF FUND SHARES. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges his or her Fund shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange. Under certain circumstances, an individual shareholder receiving qualified dividend income from a Fund, explained further below, may be required to treat a loss on the sale or exchange of Fund shares as a long-term capital loss.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be included in the tax basis of the purchased shares.

If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. This loss disallowance rule does not apply to losses realized under a periodic redemption plan.

FOREIGN TAXES. Amounts realized by a Fund on foreign securities may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. However, none of the Funds expect to qualify for this election.

FEDERAL INCOME TAX RATES. As of the printing of this SAI, the maximum individual federal income tax rate applicable to (i) ordinary income generally is 35%; (ii) net capital gain realized prior to May 6, 2003 generally is 20%; and (iii) net capital gain realized on or after May 6, 2003 generally is 15%. The date on which a Fund sells or exchanges a security is the date used in determining whether any net capital gain from such sale or exchange distributed to an individual shareholder will qualify for the pre-May 6 or post-May 5 net capital gain federal income tax rate.

Current federal income tax law also provides for a maximum individual federal income tax rate applicable to "qualified dividend income" of 15%. In general, "qualified dividend income" is income attributable to dividends received from certain domestic and foreign corporations on or after January 1, 2003, as long as certain holding period requirements are met. If 95% or more of a Fund's gross income constitutes qualified dividend income, all of its distributions will be treated as qualified dividend income in the hands of individual shareholders, as long as they meet certain holding period requirements set forth below for their Fund shares. If less than 95% of the Fund's income is attributable to qualified dividend income, then only the portion of the Fund's distributions that are attributable to and designated as such in a timely manner will be so treated in the hands of individual shareholders. A Fund will only be treated as realizing qualified dividend income to the extent it receives dividends from certain domestic and foreign corporations and the Fund has held the shares of the stock producing the dividend for at least 61 days during the 120-day period beginning on the date that is 60 days before the date on which such shares became ex-dividend. A longer holding period applies to investments in preferred stock. (Only dividends from direct investments will qualify. Payments received by the Fund from securities lending, repurchase and other derivative transactions ordinarily will not.) Furthermore, an individual Fund shareholder can only treat a Fund distribution designated as qualified dividend income as such if he or she as held the Fund shares producing the distribution for at least 61 days during the 120-day period beginning on the date that is 60 days before the date on which such shares became ex-dividend. No assurance can be given as to what portion, if any, of the Fund's dividend income distributed to shareholders will qualify for the reduced rate of taxation.

The maximum corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Marginal tax rates may be higher for some shareholders to reduce or eliminate the benefit of lower marginal income tax rates. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various "sunset" provisions of laws enacted in 2001 and 2004.

BACKUP WITHHOLDING. The Trust may be required to withhold, subject to certain exemptions, at a rate of 28% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder, unless the shareholder generally certifies under penalties of perjury that the "taxpayer identification number" ("TIN"), generally the shareholder's social security or employer identification number, provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. This tax is not an additional federal income tax imposed on the shareholder, and the shareholder may claim the tax withheld as a tax payment on his or her federal income tax return, provided that the required information is furnished to the IRS. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase in future years under "sunset" provisions of law enacted in 2001.

TAX-DEFERRED PLANS. The shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts, including IRAs, [Simplified Employee Pension Plans ("SEP-IRAs"), Savings Incentive Match Plans for Employees ("SIMPLE Plans"), Roth IRAs, and Coverdell Education Savings Accounts] [need to confirm]. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through a tax-advantaged plan or account.

CORPORATE SHAREHOLDERS. Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. In general, a distribution by a Fund attributable to dividends of a domestic corporation will only be eligible for the deduction if:
(i) the corporate shareholder holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and
(ii) the Fund holds the shares of the domestic corporation producing the dividend income in an unleveraged position for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Fund becomes entitled to such dividend income. A longer holding period applies to investments in preferred stock.

FOREIGN SHAREHOLDERS. Under the Code, distributions attributable to ordinary income, net short-term capital gain and certain other items realized by a Fund and paid to a nonresident alien individual, foreign trust (I.E., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (I.E., the income of which is not subject to U.S. tax regardless of source) or foreign corporation ( "foreign shareholders") generally will be subject to a withholding tax at a flat rate of 30% or a lower treaty rate, if an income tax treaty applies, provided the Fund obtains a properly completed and signed certificate of foreign status. This tax generally is not refundable. However, if a distribution paid by a Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder, the withholding tax will not apply and the distribution will be subject to the reporting and withholding requirements generally applicable to U.S. persons. In general, foreign shareholders' capital gains realized on the disposition of Fund shares and capital gains distributions are not subject to federal income tax, withholding or otherwise, provided the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) the gains or losses are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder, or (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met. If the capital gains or losses are effectively connected with a U.S. trade or business or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an income tax treaty, the reporting and withholding requirements applicable to U.S. persons generally applies. If the capital gains and losses are not effectively connected for this purpose, but the foreign shareholder exceeds the 183 day limitation, the gains will be subject to a withholding tax at a flat rate of 30% or the lower treaty rate, if an income tax treaty applies.

If a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the U.S. at the time of the shareholder's death, Fund shares will be deemed property situated in the U.S. and will be subject to federal estate taxes (at graduated rates of 18% to 55% of the total value, less allowable deductions and credits). In general, no federal gift tax will be imposed on gifts of Fund shares made by foreign shareholders.

The availability of reduced U.S. taxes pursuant to the 1972 Convention or the applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof, and may, under certain circumstances, depend upon the foreign shareholder making a satisfactory demonstration to U.S. tax authorities that the shareholder qualifies as a foreign person under federal income tax laws and the 1972 Convention.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

TAX-EXEMPT INVESTORS AND TAX-DEFERRED PLANS. Shares of the Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and IRAs since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the exempt status of distributions from the Fund, as discussed further below. Such distributions may ultimately be taxable to the beneficiaries when distributed to them.

ADDITIONAL CONSIDERATIONS FOR THE FUNDS. If at least 50% of the value of a regulated investment company's total assets at the close of each quarter of its taxable years consists of obligations the interest on which is exempt from federal income tax, it will qualify under the Code to pay "exempt-interest distributions." The Funds intend to so qualify and are designed to provide shareholders with a high level of income exempt from federal income tax in the form of exempt-interest distributions.

Distributions of capital gains or income not attributable to interest on a Fund's tax-exempt obligations will not constitute exempt-interest distributions and will be taxable to its shareholders. The exemption of interest income derived from investments in tax-exempt obligations for federal income tax purposes may not result in a similar exemption under the laws of a particular state or local taxing authority.

Not later than 60 days after the close of its taxable year, each Fund will notify its shareholders of the portion of the distributions for the taxable year that constitutes exempt-interest distributions. The designated portion cannot exceed the excess of the amount of interest excludable from gross income under
Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Interest on indebtedness incurred to purchase or carry shares of a Fund will not be deductible to the extent that the Fund's distributions are exempt from federal income tax.

In addition, certain deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for purposes of calculating federal alternative minimum tax ("AMT"). Tax preference items include tax-exempt interest on "private activity bonds." To the extent that a Fund invests in private activity bonds, its shareholders will be required to report that portion of a Fund's distributions attributable to income from the bonds as a tax preference item in determining their federal AMT, if any. Shareholders will be notified of the tax status of distributions made by a Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in a Fund. Furthermore, shareholders will not be permitted to deduct any of their share of a Fund's expenses in computing their federal AMT. In addition, exempt-interest distributions paid by a Fund to a corporate shareholder is included in the shareholder's "adjusted current earnings" as part of its federal AMT calculation, and may also affect its federal "environmental tax" liability. As of the date of this SAI, individuals are subject to federal AMT at a maximum rate of 28% and corporations are subject to federal AMT at a maximum rate of 20%. Shareholders with questions or concerns about the AMT should consult own their tax advisors.

All shareholders of the Wisconsin Tax-Free Fund should consultant their own tax advisors about other state and local tax consequences of their investment in the Fund.


                      PROXY VOTING POLICIES AND PROCEDURES

The Trusts and Funds Management have adopted policies and procedures ("Procedures") that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders.

The responsibility for voting proxies relating to the Funds' portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While the Funds do not purchase securities to exercise control or to seek to effect corporate change through share ownership, they support sound corporate governance practices within companies in which they invest and reflect that support through their proxy voting process.

Funds Management has established a Proxy Voting Committee (the "Proxy Committee") that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. Furthermore, Funds Management may solicit the input of underlying portfolio managers advising the Funds on particular issues.

The Procedures set forth Funds Management's general position on various proposals, such as:

- ROUTINE ITEMS - Funds' Management will generally vote for the ratification of auditors, uncontested director or trustee nominees, name changes in company name, and other procedural matters related to annual meetings.

- CORPORATE GOVERNANCE - Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification.

- ANTI-TAKEOVER MATTERS - Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company's poison pill.

- MERGERS/ACQUISITIONS AND CORPORATE RESTRUCTURINGS - Funds' Management's Proxy Committee will examine these items on a case-by-case basis.

- SHAREHOLDER RIGHTS - Funds Management will generally vote against proposals that may restrict shareholder rights.

In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Funds' voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, either the Proxy Committee will instruct the proxy voting agent to vote in accordance with the recommendation the proxy voting agent makes to its clients generally, or the Trust's Board will exercise its authority to vote on the matter. In addition, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

In order to not hinder possible economic benefits to the Funds and Fund shareholders, Funds Management will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, securities on loan will typically not be recalled to facilitate voting. However, if the standing Proxy Committee determines that the importance of the matter to be voted upon outweighs any potential loss of benefits or revenue, the security will be recalled for voting.

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 will be available annually, beginning no later than August 31, 2004, through the Funds' website at wellsfargofunds.com and on the Commission's website at http://www.sec.gov.


                                  CAPITAL STOCK

The Funds are four of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

Most of the Trust's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a Fund represents an equal, proportionate interest in the Fund with all other shares. Shareholders bear their pro rata portion of the Fund's operating expenses, except for certain class-specific expenses (E.G., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Shareholder Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by Series, except where voting by a Series is required by law or where the matter involved only affects one Series. For example, a change in a Fund's fundamental investment policy affects only one Series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract, since it affects only one Fund, is a matter to be determined separately by Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.

As used in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a class of of a Fund, means the vote of the lesser of (i) 67% of the shares of such class of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of such class of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of such class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued, will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund or portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

As of the date of this SAI, there are no shareowners in the Funds, as they are not expected to commence operations until the second quarter of 2005.

                                      OTHER

The Trust's Registration Statement and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectus/Proxy Statement or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus/Proxy Statement are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                     COUNSEL

Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectus/Proxy Statement.

                              INDEPENDENT AUDITORS

KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                                    APPENDIX

         The following is a description of the ratings given by S&P and Moody's to corporate and municipal bonds and corporate and municipal commercial paper.

CORPORATE BONDS

S&P

S&P rates the long-term debt obligations issued by various entities in categories ranging from "AAA" to "D," according to quality, as described below. The first four ratings denote investment-grade securities.

       AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

       AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

       A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

       BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

       BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments.

       B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

       CCC - Debt CCC is currently vulnerable and is dependent upon favorable business, financial, and economic conditions to meet timely interest and principal payments.

       Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

       CC - Debt rated CC is currently highly vulnerable to nonpayment. Debt rated CC is subordinate to senior debt rated CCC.

       C - Debt rated C is currently highly vulnerable to nonpayment. Debt rated C is subordinate to senior debt rated CCC-. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. Debt rated C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

       D - Debt rated D is currently in default, where payment of interest and/or repayment of principal is in arrears.

MOODY'S

Moody's rates the long-term debt obligations issued by various entities in categories ranging from "Aaa" to "C," according to quality, as described below. The first four denote investment-grade securities.

       Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk, and interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

       Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

       A - Bonds rated A possess many favorable investment attributes and are to be considered upper to medium investment-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

       Baa - Bonds rated Baa are considered medium-grade (and still investment-grade) obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

       Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

       B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

       Caa - Bonds rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

       Ca - Bonds rated Ca are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

       C - Bonds rated C are the lowest rated class of bonds. Such bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing.



       Moody's applies numerical modifiers (1, 2 and 3) to rating categories. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.



SHORT-TERM ISSUE CREDIT RATINGS (INCLUDING COMMERCIAL PAPER)

S&P:

       A-1 - Debt rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

       A-2 - Debt rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

       A-3 - Debt rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

       B - Debt rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

       C - Debt rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

       D - Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

MOODY'S:

       Prime-1: Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations.

       Prime-2: Issuers rated Prime-2 have a strong ability to repay senior short-term debt obligations, but earnings trends, while sound, will be subject to more variation.

       Prime-3: Issuers rated Prime-3 have acceptable credit quality and an adequate capacity for timely payment of short-term deposit obligations.

       Not Prime: Issuers rated Not Prime have questionable to poor credit quality and an uncertain capacity for timely payment of short-term deposit obligations.

                             WELLS FARGO FUNDS TRUST
                            Telephone: 1-800-222-8222

                       STATEMENT OF ADDITIONAL INFORMATION
                             Dated [OCTOBER , 2004]

                                   INDEX FUND
                             MINNESOTA TAX-FREE FUND

                       CLASS C, CLASS Z AND INVESTOR CLASS

         Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about two funds in the Wells Fargo Funds Trust family of funds (each, a "Fund" and collectively, the "Funds") -- the INDEX and MINNESOTA TAX-FREE FUNDS. The Index Fund is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Minnesota Tax-Free fund is considered non-diversified under the 1940 Act, as amended. The Index Fund offers Investor Class shares. The Minnesota Tax-Free Fund offers Class C and Class Z shares. These classes of shares are expected to be available for investment in the second quarter of 2005. The Funds also offer other share classes. See the applicable SAIs relating to those shares for additional information. This SAI relates only to the Class C, Class Z and Investor classes of shares of each respective Fund, as applicable.

         This SAI is not a prospectus and should be read in conjunction with the Funds' Combined Prospectus and Proxy Statement ("Prospectus/Proxy Statement"), dated [OCTOBER , 2004]. All terms used in this SAI that are defined in the Prospectus/Proxy Statement have the meanings assigned in the Prospectus/Proxy Statement. The audited financial statements for the Index Fund, which include the portfolios of investments and independent auditors' report for the year ended September 30, 2003 are hereby incorporated by reference to the Annual Report and the unaudited financial statements for the period ended March 31, 2004 to the Semi-Annual Report. The audited financial statements for the Minnesota Tax-Free Fund, which include the portfolios of investments and independent auditors' report for the year ended June 30, 2004 are hereby incorporated by reference to the Annual Report. The Prospectus/Proxy Statement, Semi-Annual Report and Annual Reports may be obtained without charge by calling 1-800-222-8222 or writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.


                                                 TABLE OF CONTENTS
                                                                                                               PAGE

HISTORICAL FUND INFORMATION.......................................................................................1

INVESTMENT POLICIES...............................................................................................1

ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS...................................................4

SPECIAL CONSIDERATIONS AFFECTING MINNESOTA MUNICIPAL OBLIGATIONS.................................................32

MANAGEMENT.......................................................................................................34

INDEPENDENT TRUSTEES.............................................................................................35

DETERMINATION OF NET ASSET VALUE.................................................................................48

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...................................................................49

PORTFOLIO TRANSACTIONS...........................................................................................51

FUND EXPENSES....................................................................................................53

FEDERAL INCOME TAXES.............................................................................................53

PROXY VOTING POLICIES AND PROCEDURES.............................................................................64

CAPITAL STOCK....................................................................................................66

OTHER............................................................................................................68

COUNSEL..........................................................................................................68

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM....................................................................68

FINANCIAL INFORMATION............................................................................................69

APPENDIX..........................................................................................................1


                           HISTORICAL FUND INFORMATION


         On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of the Trust (each, a "Trustee" and collectively, the
"Board" or "Trustees") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios into certain Funds of the Trust. Prior to November 5, 1999, the effective date of the Reorganization of the Funds and the predecessor Norwest and Stagecoach portfolios, the Funds had only nominal assets.

         The Funds described in this SAI were created as part of the reorganization of the Stagecoach family of funds, advised by Wells Fargo Bank, N.A. ("Wells Fargo Bank") and the Norwest Advantage family of funds, advised by Norwest Investment Management, Inc. ("NIM"), into a single mutual fund complex. The reorganization between Stagecoach and Norwest followed the merger of the advisers' parent companies.

         The chart below indicates the predecessor Norwest funds that are the accounting survivors of the Wells Fargo Funds.

 ---------------------------------------------------- ------------------------------------------------------
                  WELLS FARGO FUNDS                                     PREDECESSOR FUNDS
----------------------------------------------------- ------------------------------------------------------
Index Fund                                            Norwest Index Fund
----------------------------------------------------- ------------------------------------------------------
Minnesota Tax-Free Fund                               Norwest Minnesota Tax-Free Fund
----------------------------------------------------- ------------------------------------------------------

           The INDEX FUND commenced operations on November 8, 1999, as successor to the Index Fund of Norwest. The predecessor Norwest Index Fund commenced operations on January 31, 1987.
         The MINNESOTA TAX FREE FUND commenced operations on November 8, 1999, as successor to the Norwest Minnesota Tax-Free Fund. The predecessor Norwest Fund commenced operations on January 12, 1988. On November 16, 2001, the Minnesota Tax-Free Fund acquired all of the net assets of the Minnesota Intermediate Tax-Free Fund.

                               INVESTMENT POLICIES


FUNDAMENTAL INVESTMENT POLICIES

         Each Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined under the 1940 Act) of the outstanding voting securities of such Fund.
         THE FUNDS MAY NOT:
(1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's investments in (i) except for the Minnesota Tax-Free Fund, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) securities of other investment companies,
(iii) municipal securities, or (iv) except for the Minnesota Tax-Free Fund, repurchase agreements, and provided further that (v) the Index Fund reserves the right to concentrate in any industry in which the S&P 500 Index becomes concentrated to the same degree during the same period; (vi) the Minnesota Tax-Free Fund may invest 25% or more of the current value of its total assets in private activity bonds or notes that are the ultimate responsibility of non-government issuers conducting their principal business activity in the same industry; and (vii) the Minnesota Tax-Free Fund may invest 25% or more of the current value of its total assets in securities whose issuers are located in the same state or securities the interest and principal on which are paid from revenues of similar type projects;

(2) except for the Minnesota Tax-Free Fund, purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

(3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

(4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

(5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

(6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

(7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

(8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.



     THE MINNESOTA TAX-FREE FUND MAY NOT:

     invest less than 80% of net assets plus investment borrowings, under normal circumstances, in investments the income from which (i) is exempt from federal income tax (including federal alternative minimum tax), and (ii) as a state-specific Fund, in investments the income from which is also exempt from such state's income tax.

NON-FUNDAMENTAL INVESTMENT POLICIES

         Each Fund has adopted the following non-fundamental policies, which may be changed by the Trustees of the Trust at any time without approval of such Fund's shareholders.

(1) Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to
Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, and provided further that any Fund that has knowledge that its shares are purchased by another investment company pursuant to an exemptive order relating to Section 12(d)(1) of the 1940 Act that precludes underlying portfolios from acquiring any securities of any other investment company in excess of the limits contained in
Section 12(d)(1)(A) of the 1940 Act, except for securities received as a dividend or as a result of a plan of reorganization of any company, will limit its acquisition of securities of other investment companies accordingly.

(2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

(3) Each Fund, except for the Minnesota Tax-Free Fund, may invest in futures or options contracts regulated by the Commodity Futures Trading Commission ("CFTC") for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

(4) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

(5) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

(6) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

(7) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(8) The Index Fund is subject to Rule 35d-1 (the "Names Rule") under the 1940 Act, has a non-fundamental policy or policies in place to comply with the Names Rule, and has adopted the following policy:

         Shareholders will receive at least 60 days' notice of any change to a Fund's non-fundamental policy complying with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

GENERAL

         Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

         ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS


         Set forth below are descriptions of certain investments and additional investment policies for the Funds. Some of the Funds described in this SAI are either gateway feeder funds that invest in a single corresponding master portfolio of Wells Fargo Master Trust ("Master Trust") or gateway blended funds that invest in two or more master portfolios. References to the activities of a gateway fund are understood to refer to the investments of the master portfolio(s) in which the gateway fund invests. Not all of the Funds participate in all of the investment practices described below. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.
ASSET-BACKED SECURITIES

         Certain Funds may invest in various types of asset-backed securities. Asset-backed securities are securities that represent an interest in an underlying security. The asset-backed securities in which the Funds invest may consist of undivided fractional interests in pools of consumer loans or
receivables  held  in  trust.   Examples  include  certificates  for  automobile
receivables ("CARs") and credit card receivables ("CARDs"). Payments of principal and interest on these asset-backed securities may be "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities are relatively new instruments and may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in the Fund experiencing difficulty in valuing or liquidating such securities. The Fund may also invest in securities backed by pools of mortgages. These investments are described under the heading "Mortgage-Related and Other Asset-Backed Securities."

BANK OBLIGATIONS

         The Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund which invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding and other taxes on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

         Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.
         Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.

BONDS

         Certain of the debt instruments purchased by the Minnesota Tax-Free Fund may be bonds. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate bonds will tend to fall when interest rates rise and rise when interest rates fall. The value of "floating-rate" or "variable-rate" bonds, on the other hand, fluctuate much less in response to market interest rate movements than the value of fixed-rate bonds.

         Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

BORROWING

         The Funds may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings, but are not considered borrowings if the Fund maintains a segregated account.

COMMERCIAL PAPER

         The Funds may invest in commercial paper (including variable amount master demand notes, see "Floating- and Variable-Rate Obligations" below) which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.
Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Funds in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization ("NRSRO").

CONVERTIBLE SECURITIES

         The Funds may invest in convertible securities that provide current income and that have a strong earnings and credit record. The Funds may purchase convertible securities that are fixed-income debt securities or preferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same issuer. Convertible securities, while usually subordinate to similar nonconvertible securities, are senior to common stocks in an issuer's capital structure. Convertible securities offer flexibility by providing the investor with a steady income stream (which generally yield a lower amount than similar nonconvertible securities and a higher amount than common stocks) as well as the opportunity to take advantage of increases in the price of the issuer's common stock through the conversion feature. Fluctuations in the convertible security's price can reflect changes in the market value of the common stock or changes in market interest rates.

CUSTODIAL RECEIPTS FOR TREASURY SECURITIES

         The Funds may purchase participations in trusts that hold U.S. Treasury securities, such as Treasury Investors Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"), or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

DERIVATIVE SECURITIES: FUTURES AND OPTIONS CONTRACTS

         Futures and options contracts are types of "derivative securities," securities that derive their value, at least in part, from the price of another security or asset, or the level of an index or a rate. As is described in more detail below, a Fund often invests in these securities as a "hedge" against fluctuations in the value of the other securities in that Fund's portfolio, although a Fund may also invest in certain derivative securities for investment purposes only.

         While derivative securities are useful for hedging and investment, they also carry additional risks. A hedging policy may fail if the correlation between the value of the derivative securities and the other investments in a
Fund's portfolio does not follow the adviser's expectations. If the adviser's expectations are not met, it is possible that the hedging strategy will not only fail to protect the value of the Fund's investments, but the Fund may also lose money on the derivative security itself. Also, derivative securities are more likely to experience periods when they will not be readily tradable. If, as a result of such illiquidity, a Fund cannot settle a future or option contract at the time the adviser determines is optimal, the Fund may lose money on the investment. Additional risks of derivative securities include: the risk of the disruption of the Fund's ability to trade in derivative securities because of regulatory compliance problems or regulatory changes; credit risk of counterparties to derivative contracts; and market risk (I.E., exposure to adverse price changes).

         The adviser uses a variety of internal risk management procedures to ensure that derivatives use is consistent with a Fund's investment objective, does not expose a Fund to undue risk and is closely monitored. These procedures include providing periodic reports to the Board concerning the use of derivatives.

         The use of derivatives by a Fund also is subject to broadly applicable investment policies. For example, a Fund may not invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. Nor may a Fund use certain derivatives without establishing adequate "cover" in compliance with the U.S. Securities and Exchange Commission ("SEC") rules limiting the use of leverage.

         FUTURES CONTRACTS. The Funds may trade futures contracts and options on futures contracts. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the only credit risk on futures contracts is the creditworthiness of the exchange.

         The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker when the parties enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. In the event of the bankruptcy of the broker that holds the margin on behalf of a Fund, the Fund may not receive a full refund of its margin.

         Although the Funds intend to purchase or sell futures contracts only if there is an active market for such contracts, a liquid market may not exist for a particular contract at a particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contracts prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subject a Fund to substantial losses. If it is not possible, or a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund may be required to pay an additional variation margin until the position is closed.

         The Trust has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (the "CEA") in accordance with Rule 4.5 of the CEA, and therefore the Trust is not subject to registration or regulation as a commodity pool operator under the CEA.

         The Funds may also purchase options on futures contracts. See "Options Trading" below.

         OPTIONS AND FUTURES CONTRACTS. When hedging to attempt to protect against declines in the market value of the Funds' securities, to permit the Funds to retain unrealized gains in the value of Fund securities which have appreciated, or to facilitate selling securities for investment reasons, the Funds would: (1) sell Stock Index Futures; (2) purchase puts on such futures or securities; or (3) write covered calls on securities or on Stock Index Futures. When hedging to establish a position in the equities markets as a temporary substitute for purchasing particular equity securities (which the Funds will normally purchase and then terminate the hedging position), the Funds would: (1) purchase Stock Index Futures, or (2) purchase calls on such Futures or on securities. The Funds' strategy of hedging with Stock Index Futures and options on such Futures will be incidental to the Funds' activities in the underlying cash market.

         The Funds may write (i.e., sell) call options ("calls") if: (1) the calls are listed on a domestic securities or commodities exchange and (2) the calls are "covered" (i.e., the Funds own the securities subject to the call or other securities acceptable for applicable escrow arrangements) while the call is outstanding. A call written on a Stock Index Future must be covered by deliverable securities or segregated liquid assets. If a call written by the Funds is exercised, the Funds forego any profit from any increase in the market price above the call price of the underlying investment on which the call was written.

         When the Funds write a call on a security, it receives a premium and agrees to sell the underlying securities to a purchaser of a corresponding call on the same security during the call period (usually not more than 9 months) at a fixed exercise price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. The risk of loss will have been retained by the Funds if the price of the underlying security should decline during the call period, which may be offset to some extent by the premium.

         To terminate its obligation on a call it has written, the Funds may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of option transaction costs and the premium previously received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call lapses unexercised, because the Funds retain the underlying security and the premium received. If the Funds could not effect a closing purchase transaction due to the lack of a market, they would have to hold the callable securities until the call lapsed or was exercised.

         The Funds may also write calls on Stock Index Futures without owning a futures contract or a deliverable bond, provided that at the time the call is written, the Funds cover the call by segregating in escrow an equivalent dollar amount of liquid assets. The Funds will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the Stock Index Future. In no circumstances would an exercise notice require the Funds to deliver a futures contract; it would simply put the Funds in a short futures position, which is permitted by the Funds' hedging policies.

         PURCHASING CALLS AND PUTS. Certain Funds may purchase put options ("puts") which relate to: (1) securities held by it; (2) Stock Index Futures (whether or not it holds such Stock Index Futures in its Fund); or (3) broadly-based stock indices. A Fund may not sell puts other than those it previously purchased, nor purchase puts on securities it does not hold. A Fund may purchase calls: (1) as to securities, broadly-based stock indices or Stock Index Futures or (2) to effect a "closing purchase transaction" to terminate its obligation on a call it has previously written.

         When a Fund purchases a call (other than in a closing purchase transaction), it pays a premium and, except as to calls on stock indices, has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. A Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Fund will lose its premium payments and the right to purchase the underlying investment. When a Fund purchases a call on a stock index, it pays a premium, but settlement is in cash rather than by delivery of an underlying investment.

         When a Fund purchases a put, it pays a premium and, except as to puts on stock indices, has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on a security or Stock Index Future that a Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date and the Fund will lose its premium payment and the right to sell the underlying investment; the put may, however, be sold prior to expiration (whether or not at a profit).

         Purchasing a put on either a stock index or on a Stock Index Future not held by a Fund permits the Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in price of the underlying investment, the Fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its Fund securities. When a Fund purchases a put on a stock index, or on a Stock Index Future not held by it, the put protects the Fund to the extent that the index moves in a similar pattern to the securities held. In the case of a put on a stock index or Stock Index Future, settlement is in cash rather than by the Fund's delivery of the underlying investment.

         STOCK INDEX FUTURES. Certain Funds may buy and sell Stock Index Futures. A stock index is "broadly-based" if it includes stocks that are not limited to issuers in any particular industry or group of industries. Stock Index Futures obligate the seller to deliver (and the purchaser to take) cash to settle the futures transaction, or to enter into an offsetting contract. No physical delivery of the underlying stocks in the index is made.

         No price is paid or received upon the purchase or sale of a Stock Index Future. Upon entering into a futures transaction, a Fund will be required to deposit an initial margin payment in cash or U.S. Treasury bills with a futures commission merchant (the "futures broker"). The initial margin will be deposited with the Fund's custodian in an account registered in the futures broker's name; however the futures broker can gain access to that account only under specified conditions. As the future is marked to market to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis. Prior to expiration of the future, if a Fund elects to close out its position by taking an opposite position, a final determination of variation margin is made, and additional cash is required to be paid by or released to the Fund. Although Stock Index Futures by their terms call for settlement by the delivery of cash, in most cases the obligation is fulfilled without such delivery, by entering into an offsetting transaction. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

         Puts and calls on broadly-based stock indices or Stock Index Futures are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the stock market generally) rather than on price movements in individual securities or futures contracts. When a Fund buys a call on a stock index or Stock Index Future, it pays a premium. During the call period, upon exercise of a call by a Fund, a seller of a corresponding call on the same index will pay the Fund an amount of cash to settle the call if the closing level of the stock index or Stock Index Future upon which the call is based is greater than the exercise price of the call; that cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier") which determines the total dollar value for each point of difference. When a Fund buys a put on a stock index or Stock Index Future, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Fund's exercise of its put, to deliver to the Fund an amount of cash to settle the put if the closing level of the stock index or Stock Index Future upon which the put is based is less than the exercise price of the put; that cash payment is determined by the multiplier, in the same manner as described above as to calls.

         FOREIGN CURRENCY FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS. The Funds may invest in foreign currency futures contracts and foreign currency transactions which entail the same risks as other futures contracts as described above, but have the additional risks associated with international investing (see "Foreign Obligations and Securities" below). Similar to other futures contracts, a foreign currency futures contract is an agreement for the future delivery of a specified currency at a specified time and at a specified price, will be secured by margin deposits, are regulated by the CFTC and are traded on designated exchanges. A Fund will incur brokerage fees when it purchases and sells futures contracts.

         The Funds may invest in foreign currency transactions. Foreign currency transactions, such as forward foreign currency exchange contracts, are also contracts for the future delivery of a specified currency at a specified time and at a specified price. These transactions differ from futures contracts in that they are usually conducted on a principal basis instead of through an exchange, and therefore there are no brokerage fees, margin deposits are negotiated between the parties, and the contracts are settled through different procedures. The adviser considers on an ongoing basis the creditworthiness of the institutions with which the Fund enters into foreign currency transactions. Despite these differences, however, foreign currency futures contracts and foreign currency transactions (together, "Currency Futures") entail largely the same risks, and therefore the remainder of this section will describe the two types of securities together.

         Because the Funds may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, they may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within the Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention, speculation and other factors affect these forces.
         A Fund will purchase and sell Currency Futures in order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions. If a fall in exchange rates for a particular currency is anticipated, a Fund may sell a Currency Future as a hedge. If it is anticipated that exchange rates will rise, a Fund may purchase a Currency Future to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These Currency Futures will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

         The use of Currency Futures involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of Currency Futures strategies also depends on the ability of the adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the adviser's judgment will be accurate. The use of Currency Futures also exposes a Fund to the general risks of investing in futures contracts: the risk of an illiquid market for the Currency Futures, the risk of exchange-imposed trading limits, and the risk of adverse regulatory actions. Any of these events may cause a Fund to be unable to hedge its securities, and may cause a Fund to lose money on its Currency Futures investments.

         OPTIONS TRADING. The Funds may purchase or sell options on individual securities or options on indices of securities. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify the exercise of such option. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

         A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer the option to buy, the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

         The Funds will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities or other liquid high-grade debt obligations, in such amount are held in a segregated account by such Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if a Fund holds an offsetting call on the same instrument or index as the call written. The Funds will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Funds' custodian in an amount not less than the exercise price of the option at all times during the option period.

         Each Fund may buy put and call options and write covered call and secured put options. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option. If the adviser is incorrect in its forecast of market value or other factors when writing options, the Fund would be in a worse position than it would have been had if it had not written the option. If a Fund wishes to sell an underlying instrument (in the case of a covered call option) or liquidate assets in a segregated account (in the case of a secured put option), the Fund must purchase an offsetting option if available, thereby incurring additional transactions costs.

         Below is a description of some of the types of options in which certain Funds may invest.

         A stock index option is an option contract whose value is based on the value of a stock index at some future point in time. Stock indices fluctuate with changes in the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements in a Fund's investment portfolio correlate with price movements of the stock index selected. Accordingly, successful use by a Fund of options on stock indices will be subject to the adviser's ability to correctly analyze movements in the direction of the stock market generally or of particular industry or market segments. When a Fund writes an option on a stock index, the Fund will place in a segregated account with its custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

         The Funds may invest in stock index futures contracts and options on stock index futures contracts. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. Stock index futures contracts may be purchased to protect a Fund against an increase in the prices of stocks that Fund intends to purchase. The purchase of options on stock index futures contracts are similar to other options contracts as described above, where a Fund pays a premium for the option to purchase or sell a stock index futures contract for a specified price at a specified date. With options on stock index futures contracts, a Fund risks the loss of the premium paid for the option. The Funds may also invest in interest-rate futures contracts and options on interest-rate futures contracts. These securities are similar to stock index futures contracts and options on stock index futures contracts, except they derive their price from an underlying interest rate rather than a stock index.

         Interest-rate and index swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). Index swaps involve the exchange by a Fund with another party of cash flows based upon the performance of an index of securities. Interest-rate swaps involve the exchange by a Fund with another party of cash flows based upon the performance of a specified interest rate. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. The Funds will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. If a Fund enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. The risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case a Fund may not receive net amount of payments that the Fund contractually is entitled to receive.

         FUTURE DEVELOPMENTS. The Funds may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Funds or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Funds' investment objective and legally permissible for a Fund.

DIVERSIFICATION

         The Minnesota Tax-Free Fund is non-diversified, which means that it has a greater latitude than a diversified fund with respect to the investment of its assets in the securities of relatively few municipal issuers. As a
non-diversified   portfolio,   this  Fund  may  present  greater  risks  than  a
diversified fund. However, the Fund intends to comply with applicable diversification requirements of the Internal Revenue Code of 1986, as amended (the "Code"), as discussed further below under "Federal Income Taxes."

DOLLAR ROLL TRANSACTIONS

         The Funds may enter into "dollar roll" transactions wherein a Fund sells fixed-income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but a Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is committed to purchase similar securities. In the event the buyer of securities from a Fund under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Funds will engage in dollar roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage.

FLOATING- AND VARIABLE-RATE OBLIGATIONS

         The Funds may purchase floating- and variable-rate obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

         There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The adviser, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate and credit risk.

         The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

FOREIGN OBLIGATIONS AND SECURITIES

         The Index Fund may invest in foreign company stocks which may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer's home country. Concentrated investment in any single country, especially a less developed country, would make the Fund's value more sensitive to economic, currency and regulatory changes within that country.

         The Index Fund may invest in high-quality, short-term debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and short-term debt obligations of foreign governmental agencies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries. Amounts realized on certain foreign securities in which the Funds may invest may be subject to foreign withholding and other taxes that could reduce the return on these obligations. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Funds would otherwise be subject.

         The Index Fund may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within a Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

         The Index Fund may enter into currency forward contracts ("forward contracts") to attempt to minimize the risk to a Fund from adverse changes in the relationship between currencies or to enhance income. A forward contract is an obligation to buy or sell a specific currency for an agreed price at a future date which is individually negotiated and is privately traded by currency traders and their customers. The Funds will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.

         The Index Fund may also invest in foreign securities through ADRs, CDRs, EDRs, IDRs and GDRs or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

         For temporary defensive purposes, the Index Fund may invest in fixed-income securities of non-U.S. governmental and private issuers. Such investments may include bonds, notes, debentures and other similar debt securities, including convertible securities.

FORWARD COMMITMENTS, WHEN-ISSUED PURCHASES AND DELAYED-DELIVERY TRANSACTIONS

         The Funds may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Delivery and payment on such transactions normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

         The Funds will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each such Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

GEOGRAPHIC CONCENTRATION

         The Minnesota Tax-Free Fund invests substantially all of its assets in municipal securities issued by issuers within a particular state and the state's political subdivisions. This Fund is more susceptible to factors adversely affecting issuers of those municipal securities than would be a more geographically diverse municipal securities portfolio. These risks arise from the financial condition of the state and its political subdivisions. To the extent state or local governmental entities are unable to meet their financial obligations, the income derived by a Fund, its ability to preserve or realize appreciation of its portfolio assets or its liquidity could be impaired.

         To the extent a Fund's investments are primarily concentrated in issuers located in a particular state, the value of the Fund's shares may be especially affected by factors pertaining to that state's economy and other factors specifically affecting the ability of issuers of that state to meet their obligations. As a result, the value of the Fund's assets may fluctuate more widely than the value of shares of a portfolio investing in securities relating to a number of different states. The ability of state, county or local governments and quasi-government agencies to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to governmental issuers may be affected from time to time by economic, political and demographic conditions within their state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state and local aid to governmental issuers may also affect their ability to meet obligations. Payments of principal and interest on private activity securities will depend on the economic condition of the facility specific revenue source from whose revenues the payments will be made, which in turn, could be affected by economic, political or demographic conditions in the state.

GUARANTEED INVESTMENT CONTRACTS

         The Minnesota Tax-Free Fund may purchase guaranteed investment contracts ("GICs"). GICs are issued by insurance companies. In purchasing a GIC, the Fund contributes cash to the insurance company's general account and the insurance company then credits to the Fund's deposit fund on a monthly basis guaranteed interest at a specified rate. The GIC provides that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it. There is no secondary market for GICs and, accordingly, GICs are generally treated as illiquid investments. GICs are typically unrated.

HIGH YIELD/LOWER-RATED DEBT SECURITIES

         The Minnesota Tax-Free Fund may invest in debt securities that are in low or below investment-grade categories, or are unrated or in default at the time of purchase (also known as high yield securities or "junk bonds"). Such debt securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and are more volatile than higher-rated securities of similar maturity. The value of such debt securities will be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated debt securities may be less liquid and more difficult to value than higher- rated securities.

         The market values of certain high yield/lower-rated debt and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, issuers of high yield/lower-rated debt and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

         The risk of loss due to default by such issuers is significantly greater because high yield/lower-rated debt and comparable unrated securities generally are unsecured and frequently are subordinated to senior indebtedness. The Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for high yield/lower-rated debt and comparable unrated securities may diminish the Fund's ability to: (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value; and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

         Although the general market for high yield/lower-rated debt and comparable unrated securities is no longer new, the market for such securities has not yet weathered a major sustained economic recession. The effect that such a recession might have on such securities is not known. Any such recession, however, could disrupt severely the market for such securities and adversely affect the value of such securities. Any such economic downturn also could severely and adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

ILLIQUID SECURITIES

         The Funds may invest in securities not registered under the Securities Act of 1933, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. The Funds may not invest or hold more than 15% of their net assets in illiquid securities.

LOANS OF PORTFOLIO SECURITIES

         Each Fund may lend its portfolio securities pursuant to guidelines approved by the Board to brokers, dealers and financial institutions, provided:
(1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a state, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification;
(3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

         A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objective, principal investment strategies and policies of the Fund. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the adviser, or the distributor.

         Wells Fargo Bank (the "Custodian") acts as Securities Lending Agent for the Funds, subject to the overall supervision of the Funds' investment adviser. Pursuant to an exemptive order granted by the SEC, Wells Fargo Bank is entitled to receive a portion of the revenues generated by securities lending activities as compensation for its services in this regard.

MONEY MARKET INSTRUMENTS AND TEMPORARY INVESTMENTS

         The Index Fund may invest in the following types of high-quality money market instruments that have remaining maturities not exceeding one year: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's Investors Services, Inc. ("Moody's") or "A-1" or "A-1--" by Standard & Poor's Rating Group ("S&P"), or, if unrated, of comparable quality as determined by the adviser; and (iv) repurchase agreements. The Funds also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; and (ii) in the opinion of the adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.

         LETTERS  OF  CREDIT.   Certain  of  the  debt  obligations   (including
certificates of participation, commercial paper and other short-term obligations) which the Funds may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of the adviser, are of comparable quality to issuers of other permitted investments of the Funds, may be used for letter of credit-backed investments.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES

         The Funds may invest in mortgage-related securities (also known as mortgage pass-through securities), which represent interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage pass-through securities created by non-government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

         INTEREST RATE RISK. The interest rates on the underlying mortgages of mortgage-related securities generally are readjusted at periodic intervals ranging from one year or less to several years in response to changes in a predetermined commonly recognized interest rate index. The adjustable rate feature should reduce, but will not eliminate, price fluctuations in such securities, particularly when market interest rates fluctuate. The NAV of a Fund's shares may fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during periods between interest rate reset dates. Accordingly, investors could experience some loss if they redeem their shares of a Fund or if the Fund sells these portfolio securities before the interest rates on the underlying mortgages are adjusted to reflect prevailing market interest rates.

         PREPAYMENT   AND   EXTENSION    RISK.   The   stated    maturities   of
mortgage-related securities may be shortened by unscheduled prepayments of principal on the underlying mortgages, or extended in rising interest-rate environments. Therefore, it is not possible to predict accurately the average maturity of a particular mortgage-related security. Variations in the maturities of mortgage-related securities will affect the yield of a Fund. Rates of repayment of principal on mortgage-related securities that are higher or lower than expected may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

         COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). The Funds may also invest in investment-grade CMOs. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or the Federal National Mortgage Association ("FNMA"). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. As new types of mortgage-related securities are developed and offered to investors, the adviser will, consistent with a Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

         There are risks inherent in the purchase of mortgage-related securities. For example, these securities are subject to a risk that default in payment will occur on the underlying mortgages. In addition to default risk, these securities are subject to the risk that prepayment on the underlying mortgages will occur earlier or later or at a lesser or greater rate than expected. To the extent that the Adviser's assumptions about prepayments are inaccurate, these securities may expose the Funds to significantly greater market risks than expected.

         MORTGAGE PARTICIPATION CERTIFICATES. The Funds also may invest in mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"), both issued by the FHLMC. PCs resemble GNMA certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool of mortgages. GMCs also represent a pro rata interest in a pool of mortgages. These instruments, however, pay interest semi-annually and return principal once a year in guaranteed minimum payments. Mortgage participation certificates differ from bonds in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity.

         OTHER ASSET-BACKED SECURITIES. The Funds may purchase asset-backed securities unrelated to mortgage loans. These asset-backed securities may consist  of  undivided  fractional  interests  in  pools  of  consumer  loans or
receivables  held  in  trust.   Examples  include  certificates  for  automobile
receivables ("CARs") and credit card receivables ("CARDs"). Asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities are relatively new instruments and may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities.

MUNICIPAL BONDS

         The Minnesota Tax-Free Fund invests in municipal bonds. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately operated facilities.

         From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under federal tax legislation enacted in 1986, interest on certain private activity bonds must be included in a shareholder's alternative minimum taxable income. Moreover, a Fund cannot predict what legislation, if any, may be proposed in the state legislature regarding the state income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal obligations generally for investment by the Fund and the liquidity and value of the Fund's portfolio. In such an event, the Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

         Certain of the municipal obligations held by the Fund may be insured as to the timely payment of principal and interest. The insurance policies usually are obtained by the issuer of the municipal obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance does not protect against market fluctuations caused by changes in interest rates and other factors.

MUNICIPAL NOTES

         The Minnesota Tax-Free Fund may invest in municipal notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

         TANS. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

         BANS. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

         RANS. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

         The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (I.E., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (I.E., market risk). Changes in the value of municipal securities held in a Fund's portfolio arising from these or other factors will cause changes in the NAV per share of the Fund.

MUNICIPAL SECURITIES

         STAND-BY COMMITMENTS. The Minnesota Tax-Free Fund may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a stand-by commitment, and the aggregate price which a Fund pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit a Fund to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, a Fund acquires stand-by commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment.

         The acquisition of a stand-by commitment does not affect the valuation or maturity of the underlying municipal securities. A Fund values stand-by commitments at zero in determining NAV. When a Fund pays directly or indirectly for a stand-by commitment, its cost is reflected as unrealized depreciation for the period during which the commitment is held. Stand-by commitments do not affect the average weighted maturity of the Fund's portfolio of securities.

OTHER INVESTMENT COMPANIES

         The Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) under the 1940 Act, subject to the Funds' non-fundamental investment policies. Currently, under the 1940 Act, a Fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company ("3% Limit"); (ii) 5% of such Fund's total assets with respect to any one investment company; and (iii) 10% of such Fund's total assets. Gateway funds, such as the Index Fund, whose policies are to invest some or all of their assets in the securities of one or more open-end management investment companies, are excepted from these limitations. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

         ISHARES. The Funds may invest in iShares Trust and iShares, Inc. ("iShares") which are registered investment companies that consist of numerous separate series (each, an "iShares Fund"), each of which seeks investment results similar to the performance of a single stock market or of a group of stock markets in a single geographic location. iShares combine characteristics of stocks with those of index funds. Like stocks, iShares are liquid and can be traded in any number of shares; like index funds, they provide diversification and market tracking. iShares trade on the American Stock Exchange, the Chicago Board of Options Exchange and the New York Stock Exchange in the same way as shares of a publicly held company.

PARTICIPATION INTERESTS

         The Funds may purchase participation interests in loans or instruments in which the Funds may invest directly that are owned by banks or other institutions. A participation interest gives a Fund an undivided proportionate interest in a loan or instrument. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation interest.

PRIVATELY ISSUED SECURITIES

         The Funds may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to a Fund. Privately issued or Rule 144A securities that are "illiquid" are subject to the Funds' policy of not investing or holding more than 15% of its net assets in illiquid securities. The adviser will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in its evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (E.G., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

REPURCHASE AGREEMENTS

         The Funds may enter into repurchase agreements, wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. All repurchase agreements will be fully "collateralized," as defined under the 1940 Act. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, a Fund's disposition of the security may be delayed or limited.

         A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days and illiquid securities. A Fund will only enter into repurchase agreements with primary broker-dealers and commercial banks that meet guidelines established by the Board and that are not affiliated with the adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

REVERSE REPURCHASE AGREEMENTS

         The Funds may enter into reverse repurchase agreements (an agreement under which a Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Funds may decline below the price at which the Funds are obligated to repurchase the securities. Reverse repurchase agreements may be viewed as a form of borrowing.

SHORT SALES

         A short sale is a transaction in which a fund sells a security it does not own in anticipation of a decline in market price. When a fund makes a short sale, the proceeds it receives are retained by the broker until the fund replaces the borrowed security. In order to deliver the security to the buyer, the fund must arrange through a broker to borrow the security and, in so doing, the fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. Short sales "against the box" mean that the fund owns the securities, which are placed in a segregated account until the transaction is closed out.

         The value of securities of any issuer in which a fund maintains a short position that is not "against the box" may not exceed the lesser of 5% of the value of the fund's net assets or 5% of the securities of such class of the issuer. A fund's ability to enter into short sales transactions is limited by the requirements of the 1940 Act.

         Short sales by a fund that are not made "against the box" create opportunities to increase the fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since a fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the fund's NAV per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continuously increase, although a fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, a fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

         If a fund makes a short sale "against the box," the fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the investment manager believes that the price of a security may decline, causing a decline in the value of a security owned by the fund or a security convertible into or exchangeable for such security. In such case, any future losses in the fund's long position would be reduced by a gain in the short position.

         In view of the SEC, a short sale involves the creation of a "senior security" as such term is defined under the 1940 Act, unless the sale is "against the box" and the securities sold are placed in a segregated account (not with the broker), or unless the fund's obligation to deliver the securities sold short is "covered" by segregating (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash and securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

         To avoid limitations under the 1940 Act on borrowing by investment companies, all short sales by the Funds will be "against the box," or the Fund's obligation to deliver the securities sold short will be "covered" by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the market value of its delivery obligation. A Fund will not make short sales of securities or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund's total assets.

STRIPPED SECURITIES

         The Minnesota Tax-Free Fund may purchase Treasury receipts, securities of government-sponsored enterprises ("GSEs") and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. The stripped securities the Fund may purchase are issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks, corporations and other institutions at a discount to their face value. The Fund may not purchase stripped mortgage-backed securities. The stripped securities purchased by the Fund generally are structured to make a lump-sum payment at maturity and do not make periodic payments of principal or interest. Hence, the duration of these securities tends to be longer and they are therefore more sensitive to interest rate fluctuations than similar securities that offer periodic payments over time. The stripped securities purchased by the Fund are not subject to prepayment or extension risk.

         The Fund may purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

SWAPS, CAPS, FLOORS AND COLLARS

         The Minnesota Tax-Free Fund may enter into interest rate, currency and mortgage (or other asset) swaps, and may purchase and sell interest rate "caps," "floors" and "collars." Interest rate swaps involve the exchange by a Fund and a counterparty of their respective commitments to pay or receive interest (E.G., an exchange of floating-rate payments for fixed-rate payments). Mortgage swaps are similar to interest rate swap agreements, except that the contractually based principal amount (the "notional principal amount") is tied to a reference pool of mortgages. Currency swaps' notional principal amount is tied to one or more currencies, and the exchange commitments can involve payments in the same or different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on the notional principal amount from the party selling the cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

SYNTHETIC CONVERTIBLE SECURITIES

         The Index Fund may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables a Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, a Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

UNRATED INVESTMENTS

         The Funds may purchase instruments that are not rated if, in the opinion of the adviser, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI.

U.S. GOVERNMENT OBLIGATIONS

         The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government obligations"). Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.



WARRANTS

         The Funds may invest in warrants. Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. A Fund may only purchase warrants on securities in which the Fund may invest directly. Warrants have no voting rights with respect to the assets of the issuer. Warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the common stock to rise. A warrant becomes worthless if it is not exercised within a specified time period.

ZERO COUPON BONDS

         The Minnesota Tax-Free Fund may invest in zero coupon bonds. Zero coupon bonds are securities that make no periodic interest payments, but are instead sold at discounts from face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. Because zero coupon bonds bear no interest, they are more sensitive to interest rate changes and are therefore more volatile. When interest rates rise, the discount to face value of the security deepens and the securities decrease more rapidly in value; conversely, when interest rates fall, zero coupon securities rise more rapidly in value as the discount to face value narrows.

NATIONALLY RECOGNIZED STATISTICAL RATINGS ORGANIZATIONS

         The ratings of Moody's, S&P and Fitch Investors Service, Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by a Fund, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Fund. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.

ADDITIONAL INFORMATION ABOUT THE S&P 500 INDEX
     The Trust (the "Licensee") has entered into a license agreement with S&P authorizing the use of various S&P trademarks and trade names in connection with the marketing and/or promotion of certain of the Funds (collectively referred to, herein, as the "Products").
     The Products are not sponsored, endorsed, sold, or promoted by S&P, a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed, and calculated by S&P without regard to the Licensee or the Products. S&P has no obligation to take the needs of the Licensee or the owners of the Products into consideration in determining, composing, or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the timing of this issuance or sale of the Products or in the determination or calculation of the equation by which the Products are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Products.
     S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the product, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits).

                        SPECIAL CONSIDERATIONS AFFECTING
                         MINNESOTA MUNICIPAL OBLIGATIONS

         The following highlights some of the more significant financial trends and issues affecting Minnesota and its economy and is based on information drawn from official statements, government web sites and other resources publicly available as of the date of this SAI. Wells Fargo Bank has not independently verified any of the information contained in such resources, but is unaware of any fact that would render such information inaccurate.

         CONSTITUTIONAL STATE REVENUE LIMITATIONS. Minnesota's constitutionally prescribed fiscal period is a biennium. No agency or other entity may spend more than its "allotment." The state's Commissioner of Finance, with the approval of the Governor, is required to reduce excess allotments to the extent necessary to balance expenditures and forecasted available resources for the then current biennium. The Governor may seek legislative action when a large reduction in expenditures appears necessary, and if the state's legislature is not in session, the Governor is empowered to convene a special legislative session.

         EFFECT OF LIMITATIONS ON ABILITY TO PAY BONDS. There are no constitutional or statutory provisions that would impair the ability of Minnesota municipalities, agencies or instrumentalities to meet their bond obligations if the bonds have been properly issued.

         POPULATION TRENDS IN THE STATE. Minnesota resident population grew from 4,085,000 in 1980 to 4,390,000 in 1990 or, at an average annual compound rate of
0.7 percent compared to the national average at an annual compound rate of 0.9 percent during this period. In 2000, Minnesota's resident population was 4,934,000, reflecting an annual growth rate since 1990 of 1.2 percent. Minnesota population is currently forecast by the U.S. Department of Commerce to grow at annual rate of 0.8 percent through 2015.

         STRUCTURE OF THE STATE'S ECONOMY. Diversity and a significant natural resource base are two important characteristics of the state's economy.

         At an aggregate level of detail, the structure of the state's economy parallels the structure of the United States economy as a whole. For 2002, state employment in ten major sectors was distributed in approximately the same proportions as national employment. In all sectors, the share of the total state employment was within two percentage points of national employment share.

         Some unique characteristics of the state's economy are apparent in employment concentrations in industries that comprise the durable goods and non-durable goods manufacturing categories. In the durable goods industries, the state's employment highly concentrated in the industrial machinery and instrument and miscellaneous categories. Of particular importance is the industrial machinery category in which 27.2 percent of the state's durable goods employment was concentrated in 2002, as compared to 18.4 percent for the United States as a whole.

         The importance of the state's resource base for overall employment is apparent in the employment mix in non-durable goods industries. In 2002, 31.3 percent of the state's non-durable goods employment was concentrated in food and kindred industries, and 15.7 percent in paper and allied industries. This compares to 24.8 percent and 9.1 percent, respectively, for comparable sectors in the national economy. Over half of the state's acreage is devoted to agricultural purposes, and nearly one-third to forestry. Printing and publishing is also relatively more important in the state than in the U.S.

         Mining is currently a less significant factor in the state economy than it once was. Mining employment, primarily in the iron ore or taconite industry, dropped from 17.3 thousand in 1979 to 5.6 thousand in 2002. It is not expected that mining employment will return to 1979 levels.

         EMPLOYMENT GROWTH IN THE STATE. In the period 1980 to 1990, overall employment growth in Minnesota lagged behind national growth. However, manufacturing has been a strong sector, with Minnesota employment outperforming the U.S. counterpart in both the 1980-1990 and 1990-2002 periods.

         In spite of a strong manufacturing sector, during the 1980 to 1990 period total employment in Minnesota increased 17.9 percent while increasing
20.1 percent nationally. Most of Minnesota's relatively slower growth is associated with declining agricultural employment and with the two recessions in the U.S. economy during the early 1980s, which were more severe in Minnesota than nationwide. Between 1990 and 2002, Minnesota's employment grew 23.1 percent compared with 19.9 percent nationwide. For the 2000 to 2002 period, Minnesota employment declined 1.5 percent compared to 0.7 percent nationally.

         PERFORMANCE OF THE STATE'S ECONOMY. Since 1980, state per capita personal income has been within eleven percentage points of national per capita personal income. The state's per capita income has generally remained above the national average. In 2002, Minnesota per capita personal income was 110.1 percent of the national average.

         During 2001 and 2002, the state's monthly unemployment rate was generally less than the national unemployment rate, averaging 3.7 percent in 2001, as compared to the national average of 4.7 percent. In 2002, Minnesota's unemployment rate averaged 4.4 percent, as compared to the national average of
5.8 percent.

         LOCAL OBLIGATIONS. The State of Minnesota has no obligation to pay any bonds of its political or governmental subdivisions, municipalities, governmental agencies, or instrumentalities, except that the state has adopted aid intercept programs under which, subject to appropriations, certain school and county obligations may be guaranteed. The creditworthiness of local general obligation bonds is dependent upon the financial condition of the local government issuer, and the creditworthiness of revenue bonds is dependent upon the availability of particular designated revenue sources or the financial conditions of the underlying obligors. Although most of the bonds owned by the Fund are expected to be obligations other than general obligations of the State of Minnesota itself, there can be no assurances that the same factors that adversely affect the economy of the state generally will not also affect adversely the market value or marketability of such other obligations, or the ability of the obligors to pay the principal of or interest on such obligations.


                                   MANAGEMENT


         The  following   information   supplements,   and  should  be  read  in
conjunction with, the similar section in the Prospectus/Proxy Statement.

TRUSTEES AND OFFICERS

         The Board supervises each Fund's activities, monitors its contractual arrangements with various service providers, and decides upon matters of general policy.

         GENERAL. The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for each of the 94 funds comprising the Trust, Wells Fargo Variable Trust and Master Trust (collectively the "Fund Complex" or the "Trusts"). The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 74.

         In the table below and throughout this section, information for Trustees who are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("independent Trustees"), appears separately from the information for the "interested" Trustees.

-------------------------- ---------------------- -------------------------------------- -----------------------------
  NAME, AGE AND ADDRESS     POSITION HELD WITH           PRINCIPAL OCCUPATION(S)             OTHER PUBLIC COMPANY
                                REGISTRANT/                DURING PAST 5 YEARS              OR INVESTMENT COMPANY
                            LENGTH OF SERVICE1                                                  DIRECTORSHIPS
-------------------------- ---------------------- -------------------------------------- -----------------------------
                                                INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------
Thomas S. Goho, 62         Trustee,               Wake Forest University, Calloway                   N/A
                           since 1987             School of Business and Accountancy,
                                                  Benson-Pruitt Professorship since
                                                  1999, Associate Professor of Finance
                                                  1994-1999.
Peter G. Gordon, 61        Trustee,               Chairman, CEO and Co-Founder of                    N/A
                           since 1998;            Crystal Geyser Water Company and
                           (Lead Trustee, since   President of Crystal Geyser Roxane
                           2001).                 Water Company.

Richard M. Leach, 71       Trustee,               Retired.  Prior thereto, President                 N/A
                           since 1987             of Richard M. Leach Associates (a
                                                  financial consulting firm).
Timothy J. Penny, 52       Trustee,               Senior Counselor to the public                     N/A
                           since 1996             relations firm of Himle-Horner and
                                                  Senior  Fellow at the Humphrey
                                                  Institute,        Minneapolis,
                                                  Minnesota  (a  public   policy
                                                  organization).
Donald C. Willeke, 64      Trustee,               Principal of the law firm of Willeke               N/A
                           since 1996             & Daniels.
----------------------------------------------------------------------------------------------------------------------
                                                INTERESTED2 TRUSTEES
----------------------------------------------------------------------------------------------------------------------
Robert C. Brown, 73        Trustee,               Retired. Director, Federal Farm                    N/A
                           since 1992             Credit Banks Funding Corporation and
                                                  Farm Credit System Financial
                                                  Assistance Corporation until
                                                  February 1999.
J. Tucker Morse, 60        Trustee,               Private Investor/Real Estate                       N/A
                           since 1987             Developer; Chairman of White Point
                                                  Capital, LLC.
----------------------------------------------------------------------------------------------------------------------
                                                      OFFICERS
----------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch, 44       President,             Executive Vice President of Wells                  N/A
                           since 2003             Fargo Bank, N.A.  and President of
                                                  Wells Fargo Funds Management, LLC.
                                                  Senior Vice President and Chief
                                                  Administrative Officer of Wells
                                                  Fargo Funds Management, LLC from
                                                  March 2001 to March 2003.  Vice
                                                  President of Wells Fargo Bank, N.A.
                                                  from December 1997 to May 2000.
Stacie D. DeAngelo, 35     Treasurer,             Vice President of Wells Fargo Bank,                N/A
                           since 2003             N.A. and Vice President of
                                                  Operations   for  Wells  Fargo
                                                  Funds  Management,  LLC. Prior
                                                  thereto, Operations Manager at
                                                  Scudder  Weisel  Capital,  LLC
                                                  from  October 2000 to May 2001
                                                  and  Director  of  Shareholder
                                                  Services    at   BISYS    Fund
                                                  Services from  September  1999
                                                  to October 2000; and Assistant
                                                  Vice  President of  Operations
                                                  with        Nicholas-Applegate
                                                  Capital  Management  from  May
                                                  1993 to September 1999.
C. David Messman, 44       Secretary,             Vice President and Counsel of Wells                N/A
                           since 2000             Fargo Bank, N.A. since January
                                                  1996.   Vice   President   and
                                                  Secretary of Wells Fargo Funds
                                                  Management,  LLC  since  March
                                                  2001.

----------------
1 Length of service dates reflect the Trustee's commencement of service with the Trust's predecessor entities, where applicable.

2 BASIS OF INTERESTEDNESS. Robert C. Brown owns securities of Wells Fargo & Company, the parent holding company of the Funds' adviser. J. Tucker Morse is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, but which is not itself affiliated with Wells Fargo Funds Management, LLC.


         COMMITTEES. All of the independent Trustees are also members of the Audit and Nominating Committees of the Trust. Whenever a vacancy occurs on the Board, the Nominating Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Nominating Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust's management. Pursuant to the Trust's charter document, only independent Trustees may nominate and select persons to become independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. Shareholder nominees are not considered unless required by or under the 1940 Act. The Nominating Committee meets only as necessary, and did not meet during the Funds' most recently completed fiscal year. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent auditors on behalf of the full Board. The Audit Committee operates pursuant to a separate charter, and met three times during the Funds' most recently completed fiscal year.

         COMPENSATION. Prior to January 1, 2004, each Trustee received an annual retainer (payable quarterly) of $52,000 from the Fund Complex, and also received a combined fee of $5,000 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,000 for attendance at telephonic Fund Complex Board meetings. In addition, the Lead Trustee of the Fund Complex received an additional $10,000 annual retainer for the additional work and time devoted by the Lead Trustee.

         Effective January 1, 2004, each Trustee receives an annual retainer (payable quarterly) of $56,000 from the Fund Complex. Each Trustee also receives a combined fee of $7,000 for attendance at in-person Fund Complex Board meetings, and a $2,000 per meeting combined committee fee. Effective August 15, 2004, each Trustee receives a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Lead Trustee of the Fund Complex receives an additional $10,000 annual retainer for the additional work and time devoted by the Lead Trustee.

         The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's Officers are not compensated by the Trust for their services. For the year ended March 31, 2004, the Trustees received the following compensation:

                                     ----------------------------------------------------
                                                 COMPENSATION TABLE
                                              YEAR ENDED MARCH 31, 2004
                                     ----------------------------------------------------
                                     ------------------------------ ---------------------
                                            TRUSTEE                 COMPENSATION
                                     ------------------------------ ---------------------
                                     ----------------------------------------------------
                                                INDEPENDENT TRUSTEES
                                     ----------------------------------------------------
                                     ------------------------------ ---------------------
                                     Thomas S. Goho                   $77,000
                                     Peter G. Gordon                  $87,000
                                     Richard M. Leach                 $77,000
                                     Timothy J. Penny                 $77,000
                                     Donald C. Willeke                $77,000
                                     ------------------------------ ---------------------
                                     ----------------------------------------------------
                                                 INTERESTED TRUSTEES
                                     ----------------------------------------------------
                                     ------------------------------ ---------------------
                                     Robert C. Brown                  $75,000
                                     J. Tucker Morse                  $75,000
                                     ------------------------------ ---------------------

         BENEFICIAL EQUITY OWNERSHIP INFORMATION. As of the date of this SAI, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: 0 = $0; A = $1-$10,000; B = $10,001-$50,000; C = $50,001-$100,000; and D = over $100,000.



                             BENEFICIAL EQUITY OWNERSHIP IN THE FUNDS AND FUND COMPLEX
                                           CALENDAR YEAR ENDED DECEMBER 31, 2003

--------------------- ---------------------------------------------------------------------------------- -----------------
                                              DOLLAR RANGE OF EQUITY SECURITIES                             AGGREGATE
                                                  OF THE FUNDS OF FUNDS TRUST                            DOLLAR RANGE OF
                                                                                                              EQUITY
      TRUSTEE                                                                                               SECURITIES
                                                                                                          OF FUND COMPLEX

--------------------- ----------------------------------------- ---------------------------------------- -----------------
                                       INDEX                              MINNESOTA TAX-FREE
--------------------- ----------------------------------------- ---------------------------------------- -----------------
   Thomas S. Goho                        0                                         0                            D
--------------------- ----------------------------------------- ---------------------------------------- -----------------
  Peter G. Gordon                        0                                         0                            B
--------------------- ----------------------------------------- ---------------------------------------- -----------------
  Richard M. Leach                       0                                         0                            0
--------------------- ----------------------------------------- ---------------------------------------- -----------------
  Timothy J. Penny                       0                                         0                            C
--------------------- ----------------------------------------- ---------------------------------------- -----------------
 Donald C. Willeke                       B                                         0                            B
--------------------- ----------------------------------------- ---------------------------------------- -----------------
  Robert C. Brown                        0                                         0                            D
--------------------- ----------------------------------------- ---------------------------------------- -----------------
  J. Tucker Morse                        0                                         0                            D
--------------------- ----------------------------------------- ---------------------------------------- -----------------


         OWNERSHIP OF SECURITIES OF CERTAIN ENTITIES. None of the independent Trustees and/or their immediate family members own securities of the adviser, any sub-advisers, or the distributor, or any entity controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.

         APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS. Under Section 15(c) of the 1940 Act, the Board is generally required to approve annually the investment advisory and investment sub-advisory contracts (individually, an "Advisory Agreement," and collectively, the "Advisory Agreements") for the Funds. At each quarterly meeting, the Board reviews the performance information and nature of services provided by the investment adviser and any sub-advisers. At least annually, the Board is provided with quantitative and qualitative information to assist it in evaluating whether to approve the continuance of the Advisory Agreements, including comparative fee information, profitability information, performance data, a description of the investment philosophy, experience and senior management of the investment adviser and investment sub-advisers (individually, an "Adviser" and collectively, the "Advisers"), a description of the quality and nature of the services provided by the Advisers.

         Before approving an Advisory Agreement with an Adviser, the Board reviewed a detailed profitability analysis of the Adviser based on the fees payable under the Advisory Agreement, including any fee waivers or fee caps, as well as any other relationships between the Funds and the Adviser and affiliates. The Board also analyzed each Fund's contractual fees, including investment advisory and sub-advisory fees, administration fees, shareholder servicing fees, and Rule 12b-1/distribution fees.

         The Board then reviewed statistical information regarding the expenses of the Funds and the expenses and performance information for a "Peer Group" of the Funds, the relevant Lipper category of funds ("Lipper Group"), and an applicable broad based index. Prior to reviewing the statistical information, the Board was provided with a detailed description of the methodology used to prepare this information. The Board then reviewed data relating to the risk of each Fund as compared to its total return. This data showed the statistical measurement of the volatility of each Fund's total return throughout a specific time-period. The Board then also reviewed, for each Fund as compared to its Lipper Group and Peer Group, the: (i) combined contractual advisory and administration fees, (ii) net expense ratio, (iii) maximum contractual advisory fees permitted under the Advisory Agreement (excluding fee waivers and/or expense reimbursements); and (iv) projected contractual advisory fees showing the impact of breakpoints, if any, on contractual advisory fees. During its review, the Board considered the advisory fees paid by the Funds as well as the total fees paid to the Adviser for advisory and other services it provides to the Funds. The Board also reviewed information pertaining to the fee structure for each Fund and considered whether alternative fee structures (E.G. breakpoint fee structures, performance-based fees, fee waivers or fee caps) would be more appropriate or reasonable taking into consideration any economies of scale or other efficiencies that accrue from increases in a Fund's asset levels.

         The Board then analyzed the Adviser's background and services that it provides to the Funds. The Board discussed the fact that the Adviser has established an investment program for each Fund and supervises and evaluates the sub-adviser(s) who make the day-to-day investment decisions for the respective Funds. The Board recognized that the Adviser has an expertise in hiring and overseeing the activities of the sub-advisers in the various asset classes and the ability to oversee a large group of sub-advisers many of whom have different investment philosophies and styles. The Board also recognized that the primary investment Adviser's oversight responsibilities include the monitoring of Fund compliance with federal securities laws and regulations. The Board reviewed the Advisers' compliance procedures including the Advisers' internal compliance policies relating to their respective codes of ethics and the Advisers' policies on personal trading, internal compliance procedures relating to the Funds' portfolio investments and operations, the process for monitoring and evaluating work performed by third parties, compliance by the distributor on behalf of the Funds with SEC and other regulatory requirements, maintenance of books and records of the Funds and recordkeeping systems of the Advisers, and other activities and clients of the Advisers. The Board also received and reviewed information on all SEC and other regulatory inquiries or audits of the Advisers, and a summary of any communications received from Fund shareholders since the last approval of the Advisory Agreements. The Board also considered the background and experience of the senior management of each Adviser, and the level of attention given to the Funds by such persons. In evaluating the Advisers, the Board recognized that the Advisers have the size, visibility and resources to attract and retain highly qualified investment professionals, including research, advisory, or marketing personnel.

         In addition to the above considerations, the Board also analyzed certain factors relating specifically to each sub-adviser. For example, the Board considered each sub-adviser's investment strategies, research capabilities, means for executing portfolio transactions and scope of investment services. The Board also considered soft dollar arrangements and other benefits received by the primary Adviser through its relationship with each sub-adviser (E.G. float income received by the Adviser on sale and redemption amounts, other contractual arrangements, or the general nature of the benefits received by affiliates of the primary Adviser that provide services to the Funds). The Board analyzed the degree to which each sub-adviser who oversees several funds can manage across asset classes and whether its investment disciplines are driven by proprietary research. The Board also reviewed each sub-adviser's procedures for selecting brokers to execute portfolio transactions for the Funds. More specifically, the Board reviewed the method by which each sub-adviser selects brokers and the factors that the sub-adviser considers prior to selecting a broker to execute portfolio transactions. One such factor was a sub-adviser's consideration of obtaining research services or other soft dollar arrangements through the allocation of Fund brokerage. The Board also considered the standards and performance in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, the benefits from using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the existence of quality controls applicable to the Funds' portfolios. The Board reviewed each sub-adviser's method for allocating portfolio opportunities among the Funds and other advisory clients.

         Based on the above analysis, the Board determined that the Advisory Agreements, including the fee levels, were fair and reasonable in light of all relevant circumstances. This determination, was based on the following factors more fully discussed above: (i) the quality of services provided by each of the Advisers; (ii) the scope of each Adviser's background and experience; (iii) an analysis of advisory fees paid by the Funds compared to other similar funds; and
(iv) the level of profits realized by the primary investment Adviser from its advisory arrangement with the Funds.

INVESTMENT ADVISER

         Wells Fargo Funds Management, LLC ("Funds Management") provides investment advisory services for each of the Funds. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, was created in early 2001 to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank. Funds Management is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.

         The Funds operate under two types of advisory arrangements: (i) stand-alone Funds with an investment adviser and sub-adviser; and (ii) gateway feeder Funds that invest in a single corresponding master portfolio of Master Trust and have "dormant" advisory arrangements at the gateway level.

         As compensation for its advisory services for the following stand-alone Funds, Funds Management is entitled to receive a monthly fee at the annual rates indicated below, as a percentage of each Fund's average daily net assets:

------------------------------------------------ -------------------------------------------------------
                     FUND                                                 FEE
------------------------------------------------ -- ------------------------- --------------------------
Minnesota Tax-Free Fund                                      0-499M                     0.40
                                                           500M-999M                    0.35
                                                            1B-2.99B                    0.30
                                                            3B-4.99B                    0.275
                                                             >4.99B                     0.25
------------------------------------------------ -- ------------------------- --------------------------

         As described in the second category above, the gateway feeder Funds each invest 100% of their assets in a single respective master portfolio of Master Trust. Because the gateway feeder Funds invest all of their assets in a single portfolio, no investment advisory services are currently provided at the gateway feeder Fund level. However, in order to preserve flexibility to allow the gateway feeder Funds to either invest in more than one master portfolio of Master Trust or to convert to a stand-alone Fund with a direct advisory relationship, the gateway feeder Funds each have a "dormant" advisory arrangement with Funds Management. Under the dormant advisory arrangement, Funds Management will receive no advisory fees from a gateway feeder Fund as long as the gateway feeder Fund continues to invest all (or substantially all) of its assets in a single master portfolio of Master Trust. If a gateway feeder Fund were to change its investment structure so that it begins to invest substantially all of its assets in two or more master portfolios (a gateway blended Fund), Funds Management would be entitled to receive an annual fee of 0.25% of the Fund's average daily net assets for providing investment advisory services to the Fund, including a determination of the asset allocation of the Fund's investment in various master portfolios. If a gateway feeder Fund redeems all or a portion of its assets from any master portfolio and invests those assets directly in a portfolio of securities, Funds Management would be entitled to receive the dormant advisory rate (pass-through advisory fee) listed below which mirrors the current advisory fee charged by Funds Management to the Master Trust portfolio in which the gateway feeder Fund invests for the management of those assets.

    ------------------------- ------------- ---------------- ------------------------------------------------
      GATEWAY FEEDER FUND        ACTIVE      DORMANT ASSET                    ANNUAL RATE**
                                ADVISORY      ALLOCATION             (AS A PERCENTAGE OF NET ASSETS)
                                  FEES           FEES*
                                                             ------------------------------------------------
    ------------------------- ------------- ---------------- -- ----------------------- ---------------------
    Index                        0.00%           0.25%                  0-499M                 0.10%
                                                                       500-999M                0.10%
                                                                       1-2.99B                 0.075%
                                                                       3-4.99B                 0.075%
                                                                        >4.99B                 0.05%
    ------------------------- ------------- ---------------- -- ----------------------- ---------------------

     -------------------

* Represents the proposed advisory fee payable to Funds Management as Adviser if the Fund converts into a gateway blended Fund.

**Represents the advisory fee payable to Funds Management as Adviser to the portfolio(s) of Master Trust in which the Fund invests. This would be the proposed advisory fee payable to Funds Management as Adviser if the Fund converts into a stand-alone Fund.

              ADVISORY FEES PAID. For the fiscal years ended September 30, 2003, September 30, 2002 and September 30, 2001, the Index Fund paid no advisory fees, and the investment adviser waived no fees. For the fiscal year-ends shown in the table below, the Minnesota Tax-Free Fund paid the following advisory fees, and the investment adviser waived the indicated fees:

-------------------------- ----------------------------- ----------------------------- -----------------------------
          FUND                       06/30/04                      06/30/03                      06/30/02
-------------------------- ----------------------------- ----------------------------- -----------------------------
                            FEES PAID     FEES WAIVED     FEES PAID     FEES WAIVED     FEES PAID     FEES WAIVED
-------------------------- ------------ ---------------- ------------ ---------------- ------------ ----------------
MINNESOTA TAX-FREE            $604,217      $278,545        $791,197       $241,346       $442,804      $310,231
-------------------------- ------------ ---------------- ------------ ---------------- ------------ ----------------

         GENERAL. Each Fund's Advisory Agreement will continue in effect for more than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Board and (ii) by a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any such party. A Fund's Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

INVESTMENT SUB-ADVISERS

         Funds Management has engaged Wells Capital Management to serve as investment sub-advisers to the Minnesota Tax-Free Fund of the Trust and the master portfolios of Master Trust in which the Index Fund invests, as listed in the charts below (collectively, the "Sub-Advisers"). Subject to the direction of the Trust's and Master Trust's (the "Trusts") Boards and the overall supervision and control of Funds Management and the Trusts, the Sub-Advisers make recommendations regarding the investment and reinvestment of the Funds' assets. The Sub-Advisers furnish to Funds Management periodic reports on the investment activity and performance of the Funds. The Sub-Advisers also furnish such additional reports and information as Funds Management and the Trusts' Boards and Officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to a Sub-Adviser.

         Similar to the "dormant" investment advisory arrangement with Funds Management, each gateway Fund has a dormant sub-advisory arrangement with some or all of the sub-advisers that sub-advise the master portfolio(s) in which the gateway Funds invest. Under such an arrangement, a sub-adviser receives no sub-advisory fee as long as a gateway Fund invests all (or substantially all) of its assets in one or more master portfolios. In the event that a gateway Fund redeems its assets from a master portfolio and invests them directly using the sub-adviser, the sub-adviser would be entitled to receive a sub-advisory fee at the same rate the sub-adviser received from the master portfolio for investing the portion of the gateway Fund's assets formerly invested in the master portfolio. The sub-adviser would be compensated for its services by Funds Management from the advisory fees Funds Management receives for its services. The dormant sub-advisory fees that would be charged to the gateway Funds are identical to the sub-advisory fees currently charged to the master portfolios in which each gateway Fund invests, which are listed in the chart below.

------------------------------ --------------------- ------------------------------
      MASTER PORTFOLIO             SUB-ADVISER                   FEES
------------------------------ --------------------- ------------------------------
Index                             Wells Capital                 0-200M       0.02%
                                    Management                   >200M       0.01%
------------------------------ --------------------- ------------------------------
            FUND                   SUB-ADVISER                   FEES
------------------------------ --------------------- ------------------------------
Minnesota Tax-Free                Wells Capital                 0-400M       0.15%
                                                               400M-800M
                                     0.125%
                                    Management                   >800M       0.10%
------------------------------ --------------------- ------------------------------

ADMINISTRATOR

         The Trust has retained Funds Management (the "Administrator") as administrator on behalf of the Funds pursuant to an Administration Agreement. Under the Administration Agreement with the Trust, Funds Management provides, among other things: (i) general supervision of the Funds' operations, including communication, coordination, and supervision services with regard to the Funds' transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services; (ii) coordination of the preparation and filing of reports and other information materials regarding the Funds, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Funds' investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds' transfer agent, custodian, and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services.

         In addition, Funds Management has agreed to pay all of the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as Administrator. Because the administrative services provided by Funds Management vary by class, the fees payable to Funds Management also vary by class. For providing administrative services, including paying the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee at the rates indicated below, as a percentage of each Fund's average daily net assets:

                  -------------------------------- ----------------------------
                               Class                           Fee
                  -------------------------------- ----------------------------
                  -------------------------------- -- ------------ ------------
                  Class C Shares                      0-4.99B         0.33%
                                                      5B-9.99B        0.32%
                                                      >9.99B          0.31%
                  -------------------------------- ------------   ------------
                  -------------------------------- ------------    ------------
                  Class Z and Investor Class          0-4.99B         0.50%
                  Shares                              5B-9.99B        0.49%
                                                      >9.99B          0.48%
                  -------------------------------- -- ------------ ------------

     ADMINISTRATIVE FEES PAID. For the fiscal year-ends shown in the tables below, the Funds paid the following administrative fees:


--------------------------- ---------------------- --------------------------- ---------------------
           FUND                  YEAR ENDED                YEAR ENDED               YEAR ENDED
                                   9/30/03                   9/30/02                  9/30/01
                            ---------------------- --------------------------- ---------------------
                                 FUNDS MGMT          FUNDS MGMT/WELLS FARGO        WELLS FARGO
--------------------------- ---------------------- --------------------------- ---------------------
INDEX                             $ 12,546                  $ 43,195                $ 909,459
--------------------------- ---------------------- --------------------------- ---------------------


------------------------------ ------------------- ---------------------- -----------------
            FUND                    6/30/04               6/30/03             6/30/02
------------------------------ ------------------- ---------------------- -----------------
MINNESOTA TAX-FREE                 $ 110,345             $528,973             $284,495
------------------------------ ------------------- ---------------------- -----------------



DISTRIBUTOR

         Stephens Inc. (the "Distributor"), located at 111 Center Street, Little Rock, Arkansas 72201, currently serves as distributor for the Funds. The Minnesota Tax-Free Fund, which offers Class C shares, has adopted a distribution plan (a "Plan") under Section 12(b) under the 1940 Act and Rule 12b-1 thereunder (the "Rule") for its Class C shares. The Plan was adopted by the Board, including a majority of the Trustees who were not "interested persons" (as defined under the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees"). The Plan does not apply to Class Z and Investor Class shares.

         Under the Plan and pursuant to the related Distribution Agreement, the Class C shares of the Fund will pay the Distributor, on a monthly basis, an annual fee of 0.75% of the average daily net assets attributable to each class as compensation for distribution-related services or as reimbursement for distribution-related expenses.

         The actual fee payable to the Distributor by the Funds and classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of
Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

         Pursuant to the Plan, the Minnesota Tax-Free Fund paid the following distribution-related fees to Stephens for the fiscal year ended June 30, 2004:

----------------------- ------------- ------------------ -------------- --------------- -------------- --------------
      FUND/CLASS           TOTAL          PRINTING,       ADVERTISING      COMP. TO       COMP. TO         OTHER1
                                         MAILING AND                     UNDERWRITERS     BR./DLRS.
                                         PROSPECTUS
----------------------- ------------- ------------------ -------------- --------------- -------------- --------------

MINNESOTA TAX-FREE
    CLASS B              $ 141,361           $0               $0              $0             $0          $ 141,361
----------------------- ------------- ------------------ -------------- --------------- -------------- --------------

         GENERAL. The Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of a Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of a Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees and the Non-Interested Trustees.

         The Plan provides that the Treasurer of Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such Non-Interested Trustees.

         Wells Fargo Bank and Funds Management, interested persons (as that term is defined under Section 2(a)(19) under the 1940 Act) of the Trust, act as selling agents for the Funds' shares pursuant to selling agreements with Stephens authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Board has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (I.E., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.

SHAREHOLDER SERVICING AGENT

The Funds have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing investor services, a Shareholder Servicing Agent is entitled to an annual fee from the applicable Fund of 0.25%, on an annualized basis, of the average daily net assets of the Class C, Z or Investor Class shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Trustees and provide that a Fund shall not be obligated to make any payments under such plans or related agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

         GENERAL. The Shareholder Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Trustees and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by a vote of a majority of the Board, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

         The Shareholder Servicing Plan requires that the Administrator of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Shareholder Servicing Plan.

CUSTODIAN

         Wells Fargo Bank, N.A. (the "Custodian"), located at 6th and Marquette, Minneapolis, Minnesota 55479, acts as custodian for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of each Fund. For its services as Custodian, Wells Fargo Bank is entitled to receive an annual fee at the rate of 0.02% of the average daily net assets of each Fund, except for the Index Fund, which is a gateway fund. The gateway funds are not charged a custody fee at the gateway level, provided that they remain gateway funds and Wells Fargo Bank receives custodial fees from the Master Trust portfolios.

FUND ACCOUNTANT

         Effective the first quarter of 2003, PFPC, Inc. ("PFPC"), located at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as fund accountant for the Funds. For its services as fund accountant, PFPC is entitled to receive an annual asset based Fund Complex fee, as listed in the chart below:

                     -------------------------------------- -------------------------------
                     AVERAGE FUND COMPLEX DAILY NET ASSETS     ANNUAL ASSET BASED FEES
                     -------------------------------------- -------------------------------
                                 $0-85 billion                         0.0057%
                     -------------------------------------- -------------------------------
                                 >$85 billion                          0.0025%
                     -------------------------------------- -------------------------------

         Each Fund's share of the annual asset based Fund Complex fee will be based on its proportionate share of the aggregate average net assets of all the funds in the Fund Complex (excluding the Wells Fargo Master Trust portfolios). PFPC also will be entitled to receive an annual fee of $20,000 from each Fund. Finally, PFPC will be entitled to receive certain out-of-pocket expenses.

         Prior to PFPC, Forum Accounting Services, LLC ("Forum Accounting") served as fund accountant for the Funds. For its services as fund accountant, Forum Accounting received a monthly base fee per Fund of $2,000 for the Index Fund and $5,000 for the Minnesota Tax-Free Fund. In addition, each Fund paid a monthly fee of $1,000 for each additional class beyond the first, and Forum Accounting was also entitled to receive a fee equal to 0.0025% of the average daily net assets of each Fund (excluding the net assets invested in master portfolios of Master Trust which paid Forum Accounting a similar fee).

TRANSFER AND DIVIDEND DISBURSING AGENT

         Boston Financial Data Services, Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as transfer and dividend disbursing agent for the Funds. For providing such services, BFDS is entitled to receive fees from the Administrator.

UNDERWRITING COMMISSIONS

         Stephens currently serves as the principal underwriter distributing securities of the Funds on a continuous basis. For the Index fund's past three fiscal years, the aggregate dollar amount of underwriting commissions paid to Stephens and the amounts retained by Stephens are as follows:

                  ------------------------------- ---------------------------------- ---------------------------------
                            YEAR ENDED                       YEAR ENDED                         YEAR ENDED
                             9/30/03*                          9/30/02                           9/30/01
                ------------------------------- ---------------------------------- ---------------------------------
          --------------- --------------- ---------------- ----------------- ---------------- ---------------
               PAID          RETAINED          PAID            RETAINED           PAID           RETAINED
          --------------- --------------- ---------------- ----------------- ---------------- ---------------
            $1,189,589       $235,808       $5,144,052        $ 292,472        $ 7,580,365      $ 719,187
          --------------- --------------- ---------------- ----------------- ---------------- ---------------

        --------------------
        * Amounts include fees paid by the Wells Fargo Montgomery Funds for the period from July 1, 2003 through September 30, 2003.

         For three fiscal years noted below for the Minnesota Tax-Free Fund, the aggregate dollar amount of underwriting commissions paid to and retained by Stephens was as follows:

------------------------------------ ---------------------------------- -------------------------------
             06/30/03                            06/30/02                          06/30/01
------------------------------------ ---------------------------------- -------------------------------
      PAID             RETAINED           PAID           RETAINED           PAID          RETAINED
------------------ ----------------- --------------- ------------------ -------------- ----------------
    $941,637           $118,151        $1,310,977        $149,788         $936,404        $115,640
------------------ ----------------- --------------- ------------------ -------------- ----------------

         Prior to June 9, 2003, Funds Distributor served as the principal underwriter for the predecessor portfolios of the Wells Fargo Montgomery Funds. For the period from July 1, 2002 through June 9, 2003, and for the years ended June 30, 2002 and June 30, 2001, the predecessor portfolios of the Wells Fargo Montgomery Funds did not pay any underwriting commissions.

         For the period from June 9, 2003 through June 30, 2003, the aggregate dollar amount of underwriting commissions paid to Stephens by the Wells Fargo Montgomery Funds was $1,289 and the amounts retained by Stephens was $164.14.

CODE OF ETHICS

         The Fund Complex, the Adviser and the Sub-Advisers each have adopted a code of ethics which contains policies on personal securities transactions by "access persons." These policies comply with Rule 17j-1 under the 1940 Act. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. For purposes of a code of ethics, an access person means (i) a director, trustee or officer of a fund or adviser; (ii) any employee of a fund or investment adviser (or any company in a control relationship to a fund or investment adviser) who, in connection with his or her regular functions or duties, makes, participates in, or obtains information about the purchase or sale of securities by a fund, or whose functions relate to the making of any recommendations with respect to the purchases or sales; and (iii) any natural person in a control relationship to a fund or investment adviser who obtains information concerning recommendations made to a fund regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions under Rule 17j-1. The above restrictions do not apply to purchases or sales of certain types of securities, including shares of open-end investment companies that are unaffiliated with the Wells Fargo Mutual Funds family, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, Adviser and the Sub-Advisers are on public file with, and are available from, the SEC.

                        DETERMINATION OF NET ASSET VALUE


         The NAV per share for each Fund is determined as of the close of regular trading (currently 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Funds' shares.

         Each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sales price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on the latest bid quotations. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at The Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. A Fund is required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value such that a market quotation is not "readily available." The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or the latest bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a market quotation is readily available and, if not, what fair value to assign to the security. In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

         Money market instruments and debt instruments maturing in 60 days or less are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices for fixed-income and other securities may be furnished by a reputable independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


         Shares of the Funds may be purchased on any day the Funds are open for business (a "Business Day"). The Funds are open on any day that both the New York Stock Exchange and Federal Reserve are open. The New York Stock Exchange is currently closed in observance of New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The Federal Reserve is closed on all days listed above (except Good Friday) as well as Columbus Day and Veterans Day.

         Purchase orders for a Fund received before such Fund's NAV calculation time, generally are processed at such time on that Business Day. Purchase Orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Funds will close early. On these days, the NAV calculation time and the dividend, purchase and redemption cut-off times for the Funds may be earlier than their stated NAV calculation time described above.

         Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment, please contact Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

         The Funds reserve the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust also may redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse a Fund for any losses sustained by reason of the failure of a shareholders to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund as provided from time to time in the Prospectuses.

         PURCHASES AND REDEMPTIONS FOR EXISTING WELLS FARGO FUNDS ACCOUNT HOLDERS VIA THE INTERNET. Class A, Class B and Class C shareholders with an existing Wells Fargo Funds account may purchase additional shares of classes of Funds that they already own, and redeem existing shares, via the Internet. For purchases, such account holders must have a bank account linked to their Wells Fargo Funds account. Redemptions may be deposited into a linked bank account or mailed via check to the shareholder's address of record. We expect that in the future, Internet account access will be available for institutional clients of the Wells Fargo Funds. Shareholders should contact Investor Services at 1-800-222-8222 or log on at www.wellsfargo.com for further details.

         PURCHASES AND REDEMPTIONS THROUGH BROKERS AND/OR THEIR AFFILIATES. A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectus/Proxy Statement in the Comparison of Current Fees and Pro Forma Fees. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.

         REDUCED SALES CHARGES FOR CERTAIN HOLDERS OF CLASS C SHARES. No CDSC is imposed on redemptions of Class C shares where a fund did not pay a sales commission at the time of purchase.



                             PORTFOLIO TRANSACTIONS


         The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust's Board and the supervision of the Adviser, the Funds' Sub-Advisers are responsible for the Funds' portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of each Sub-Adviser to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer's risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission. While each Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

         Purchases and sales of equity securities on a securities exchange are effected through broker-dealers who charge a negotiated commission for their services. Orders may be directed to any broker-dealer including, to the extent and in the manner permitted by applicable law, Stephens or affiliated broker-dealers. In the over-the-counter market, securities are generally traded on a "net" basis with broker-dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the broker-dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

         In placing orders for portfolio securities of a Fund, each Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that a Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, Funds Management oversees each Sub-Adviser's trade execution procedures to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

         Each   Sub-Adviser   may,  in   circumstances  in  which  two  or  more
broker-dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, a Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer. A Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, a Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by each Sub-Adviser under the advisory contracts, and the expenses of each Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which a Sub-Adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds.

         PORTFOLIO TURNOVER. The portfolio turnover rate is not a limiting factor when a Sub-Adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of a Fund's portfolio securities. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover may also result in adverse tax consequences to a Fund's shareholders. Portfolio turnover rate is not a limiting factor when Funds Management deems portfolio changes appropriate.

BROKERAGE COMMISSIONS. For the last three fiscal years, the Funds did not pay brokerage commissions on brokerage transactions.

         For the fiscal year ended September 30, 2003, the Sub-Advisers listed below directed brokerage transactions to a broker for research services provided, and paid the following commissions based on the stated total amount of transactions.

          ----------------------------- ---------------------- ----------------------
                  SUB-ADVISER             COMMISSIONS PAID      TRANSACTIONS VALUE
          ----------------------------- ---------------------- ----------------------
          Wells Capital Management*          $ 1,337,028          $2,215,486,671
          ----------------------------- ---------------------- ----------------------

                --------------
* Includes all transactions executed for the Wells Fargo Funds complex, including Wells Fargo Variable Trust and Master Trust. Also includes amounts paid by the Wells Fargo Montgomery Funds for the period from July 1, 2003 through September 30, 2003.


None of the other Sub-Advisers participate in such directed brokerage practices.

         SECURITIES OF REGULAR BROKER-DEALERS. As of September 30, 2003 for the Index Fund and June 30, 2004 for the Minnesota-Tax Free Fund, neither Fund held securities of their regular broker-dealers.

                                 FUND EXPENSES


         From time to time, Funds Management may waive fees from a Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

         Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Funds Management or any of its affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, and any extraordinary expenses. Expenses attributable to a Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board deems equitable.

                              FEDERAL INCOME TAXES


         The following information supplements and should be read in conjunction with the similar information found in the Prospectus/Proxy Statement. This section of the SAI provides additional information concerning federal income taxes. It is based on the Internal Revenue Code (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

         A shareholder's tax treatment may vary depending upon his or her particular situation. This discussion only applies to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or IRAs), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.
         The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to that discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners as to the particular federal tax consequences to them of an investment in a Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The Trust intends to continue to qualify each Fund as a "regulated investment company" under Subchapter M of the Code, as long as such qualification is in the best interests of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, rather than to the Trust as a whole. Furthermore, each Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

         In order to qualify as a regulated investment company under the Code, each Fund must, among other things, derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts). Pursuant to future regulations, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains which are directly related to a Fund's principal business of investing in stock or securities. Each Fund must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), or in two or more issuers the Fund controls and which are engaged in the same or similar trades or businesses. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

         In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, as well as 90% of its net tax-exempt income earned in each taxable year. A Fund generally will not be subject to federal income tax on the investment company taxable income and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, a Fund may make the distributions in the following taxable year. Furthermore, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

         If, in any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, such Fund would be taxed in the same manner as an ordinary corporation without any deduction for distributions to shareholders, and all distributions from the Fund's earnings and profits (including any distributions of net tax-exempt income and net long-term capital gains) to its shareholders would be taxable as ordinary income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

         EQUALIZATION ACCOUNTING. Under the Code, the Funds may use the so-called "equalization method" of accounting to allocate a portion of their "earnings and profits," which generally equals a Fund's undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Funds, and thus the use of this method may be subject to IRS scrutiny.

         CAPITAL LOSS CARRY-FORWARDS. A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute such capital gains. The Funds cannot carry back or carry forward any net operating losses.

         EXCISE TAX. A 4% nondeductible excise tax will be imposed on each Fund's net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute during each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its net capital gains (adjusted for ordinary losses) for the 12 month period ending on October 31, and all of its ordinary income and capital gains from previous years that were not distributed during such years. Each Fund intends to actually or be deemed to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax.

         INVESTMENT THROUGH MASTER PORTFOLIOS. Some of the Funds seek to continue to qualify as regulated investment companies by investing their assets through one or more master portfolios. Each master portfolio will be treated as a non-publicly traded partnership (or, in the event that a Fund is the sole investor in the corresponding master portfolio, as disregarded from the Fund) for federal income tax purposes rather than as a regulated investment company or a corporation under the Code. Under the rules applicable to a non-publicly traded partnership (or disregarded entity), a proportionate share of any interest, dividends, gains and losses of a master portfolio will be deemed to have been realized (i.e., "passed-through") to its investors, including the corresponding Fund, regardless of whether any amounts are actually distributed by the master portfolio. Each investor in a master portfolio will be taxed on such share, as determined in accordance with the governing instruments of the particular master portfolio, the Code and Treasury Regulations, in determining such investor's federal income tax liability. Therefore, to the extent that a master portfolio were to accrue but not distribute any income or gains, the corresponding Fund would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, each of the master portfolios will seek to minimize recognition by its investors (such as a corresponding Fund) of income and gains without a corresponding distribution. Furthermore, each master portfolio's assets, income and distributions will be managed in such a way that an investor in a master portfolio will be able to continue to qualify as a regulated investment company by investing its assets through the master portfolio.

         TAXATION OF FUND INVESTMENTS. In general, if a Fund realizes gains or losses on the sale of portfolio securities, such gains or losses will be capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

         If a Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount ("OID"), such as a zero-coupon bond, the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold.

         If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

         Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed "Section 1256 contracts." A Fund will be required to "mark to market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the mark-to-market rule and the "60%/40%" rule.

          Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount and timing of recognition of the Fund's income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss for a year exceeds a Fund's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

         Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forward, or option contracts comprising a part of such straddles are governed by Section 1256 of the Code, described above. A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income of long-term capital gain, may be increased or decreased substantially as compared to if a Fund had not engaged in such transactions.

         If a Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property:  (i) a short sale;  (ii) an offsetting  notional  principal  contract;
(iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund's holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon a Fund's holding period in the property and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed.

         The amount of long-term capital gain a Fund may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

         "Passive foreign investment corporations" ("PFICs") are generally defined as foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income. If a Fund acquires any equity interest (which generally includes not only stock but also an option to acquire stock such as is inherent in a convertible bond under proposed Treasury Regulations) in a PFIC, the Fund could be subject to federal income tax and IRS interest charges on "excess distributions" received from the PFIC or on gain from the sale of stock in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions would have been classified as capital gain.

         A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments. Because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, however, a Fund may incur the tax and interest charges described above in some instances.

         Rules governing the federal income tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be jeopardized. The Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

         In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.
         TAXATION OF DISTRIBUTIONS. For federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata over the entire year. All distributions paid out of a Fund's earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported on each shareholder's federal income tax return. Distributions in excess of a Fund's earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in his or her Fund shares and then capital gain. A Fund may make distributions in excess of earnings and profits to a limited extent, from time to time.

         Distributions designated by a Fund as a capital gain distribution will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Each Fund will designate capital gains distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

         Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. Government if the Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

         SALES AND EXCHANGES OF FUND SHARES. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges his or her Fund shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange. Under certain circumstances, an individual shareholder receiving qualified dividend income from a Fund, explained further below, may be required to treat a loss on the sale or exchange of Fund shares as a long-term capital loss.

         If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be included in the tax basis of the purchased shares.
         If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. This loss disallowance rule does not apply to losses realized under a periodic redemption plan.

         FOREIGN TAXES. Amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. Only the International Equity Fund may qualify for and make the election; however, even if the International Equity Fund qualifies for the election for a year, it may not make the election for such year. The International Equity Fund will notify each shareholder within 60 days after the close of the Fund's taxable year whether it has elected for the foreign taxes paid by the Fund to "pass-through" for that year.

         FEDERAL INCOME TAX RATES. As of the printing of this SAI, under recently enacted tax legislation, the maximum individual federal income tax rate applicable to (i) ordinary income generally is 35%; (ii) net capital gain realized prior to May 6, 2003 generally is 20%; and (iii) net capital gain realized on or after May 6, 2003 generally is 15%. The date on which a Fund sells or exchanges a security is the date used in determining whether any net capital gain from such sale or exchange distributed to an individual shareholder will qualify for the pre-May 6 or post-May 5 net capital gain federal income tax rate.

         Such recently enacted tax legislation also provides for a maximum individual federal income tax rate applicable to "qualified dividend income" of 15%. In general, "qualified dividend income" is income attributable to dividends received from certain domestic and foreign corporations on or after January 1, 2003, as long as certain holding period requirements are met. If 95% or more of a Fund's gross income constitutes qualified dividend income, all of its distributions will be treated as qualified dividend income in the hands of individual shareholders, as long as they meet certain holding period requirements set forth below for their Fund shares. If less than 95% of the Fund's income is attributable to qualified dividend income, then only the portion of the Fund's distributions that are attributable to and designated as such in a timely manner will be so treated in the hands of individual shareholders. A Fund will only be treated as realizing qualified dividend income to the extent it receives dividends from certain domestic and foreign corporations and the Fund has held the shares of the stock producing the dividend for at least 61 days during the 120-day period beginning on the date that is 60 days before the date on which such shares became ex-dividend. A longer holding period applies to investments in preferred stock. (Only dividends from direct investments will qualify. Payments received by the Fund from securities lending, repurchase and other derivative transactions ordinarily will not.) Furthermore, an individual Fund shareholder can only treat a Fund distribution designated as qualified dividend income as such if he or she as held the Fund shares producing the distribution for at least 61 days during the 120-day period beginning on the date that is 60 days before the date on which such shares became ex-dividend. No assurance can be given as to what portion, if any, of the Fund's dividend income distributed to shareholders will qualify for the reduced rate of taxation.

         The maximum corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Marginal tax rates may be higher for some shareholders to reduce or eliminate the benefit of lower marginal income tax rates. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various "sunset" provisions of laws enacted in 2001 and 2004.

         BACKUP WITHHOLDING. The Trust may be required to withhold, subject to certain exemptions, at a rate of 28% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder, unless the shareholder generally certifies under penalty of perjury that the "taxpayer identification number" ("TIN"), generally the shareholder's social security or employer identification number, provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. This tax is not an additional federal income tax imposed on the shareholder, and the shareholder may claim the tax withheld as a tax payment on his or her federal income tax return, provided that the required information is furnished to the IRS. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase in future years under "sunset" provisions of law enacted in 2001.

         TAX-DEFERRED PLANS. The shares of the Funds are available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts, including IRAs, Simplified Employee Pension Plans ("SEP-IRAs"), Savings Incentive Match Plans for Employees ("SIMPLE Plans"), Roth IRAs, and Coverdell Education Savings Accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through a tax-advantaged plan or account.

         CORPORATE SHAREHOLDERS. Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. In general, a distribution by a Fund attributable to dividends of a domestic corporation will only be eligible for the deduction if: (i) the corporate shareholder holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund holds the shares of the domestic corporation producing the dividend income in an unleveraged position for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Fund becomes entitled to such dividend income. A longer holding period applies to investments in preferred stock.

         FOREIGN SHAREHOLDERS. Under the Code, distributions attributable to ordinary income, net short-term capital gain and certain other items realized by a Fund and paid to a nonresident alien individual, foreign trust (I.E., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (I.E., the income of which is not subject to U.S. tax regardless of source) or foreign corporation ("foreign shareholders") generally will be subject to a withholding tax at a flat rate of 30% or a lower treaty rate, if an income tax treaty applies, provided the Fund obtains a properly completed and signed certificate of foreign status. This tax generally is not refundable. However, if a distribution paid by a Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder, the withholding tax will not apply and the distribution will be subject to the reporting and withholding requirements generally applicable to U.S. persons. In general, foreign shareholders' capital gains realized on the disposition of Fund shares and capital gains distributions are not subject to federal income tax, withholding or otherwise, provided the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) the gains or losses are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder, or (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met. If the capital gains or losses are effectively connected with a U.S. trade or business or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to a income tax treaty, the reporting and withholding requirements applicable to U.S. persons generally applies. If the capital gains and losses are not effectively connected for this purpose, but the foreign shareholder exceeds the 183 day limitation, the gains will be subject to a withholding tax at a flat rate of 30% or the lower treaty rate, if an income tax treaty applies.

         If a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the U.S. at the time of the shareholder's death, Fund shares will be deemed property situated in the U.S. and will be subject to federal estate taxes (at graduated rates of 18% to 55% of the total value, less allowable deductions and credits). In general, no federal gift tax will be imposed on gifts of Fund shares made by foreign shareholders.

         The availability of reduced U.S. taxes pursuant to the 1972 Convention or the applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof, and may, under certain circumstances, depend upon the foreign shareholder making a satisfactory demonstration to U.S. tax authorities that the shareholder qualifies as a foreign person under federal income tax laws and the 1972 Convention.

         Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

                      PROXY VOTING POLICIES AND PROCEDURES


         The Trusts and Funds Management have adopted policies and procedures ("Procedures") that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders.

         The responsibility for voting proxies relating to the Funds' portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While the Funds do not purchase securities to exercise control or to seek to effect corporate change through share ownership, they support sound corporate governance practices within companies in which they invest and reflect that support through their proxy voting process.

         Funds Management has established a Proxy Voting Committee (the "Proxy Committee") that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

         The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted.

         The Procedures set forth Funds Management's general position on various proposals, such as:

- ROUTINE ITEMS - Funds Management will generally vote for the ratification of auditors, uncontested director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

- CORPORATE GOVERNANCE - Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification.

- ANTI-TAKEOVER MATTERS - Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company's poison pill.

-             MERGERS/ACQUISITIONS   AND   CORPORATE   RESTRUCTURINGS   -  Funds
              Management's Proxy Committee will examine these items on a case-by-case basis.

- SHAREHOLDER RIGHTS - Funds Management will generally vote against proposals that may restrict shareholder rights.

         In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

         In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Funds' voting guidelines. However, when the Proxy
Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, either the Proxy Committee will instruct the proxy voting agent to vote in accordance with the recommendation the proxy voting agent makes to its clients generally, or the Trust's Board will exercise its authority to vote on the matter. In addition, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

         In order to not hinder possible economic benefits to the Funds and Fund shareholders, Funds Management will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, securities on loan will typically not be recalled to facilitate voting. However, if the Proxy Committee determines that the importance of the matter to be voted upon outweighs any potential loss of benefits or revenue, the security will be recalled for voting.

         Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 will be available annually, beginning no later than August 31, 2004, through the Funds' website at wellsfargofunds.com and on the SEC's website at http://www.sec.gov.

                                  CAPITAL STOCK


         The Funds are two of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

         Most of the Trust's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a CDSC, that are offered to retail investors. Certain of the Trust's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a Fund represents an equal, proportionate interest in the Fund with all other shares. Shareholders bear their pro rata portion of a Fund's operating expenses, except for certain class-specific expenses (E.G., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

         With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Funds' fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an Advisory contract, since it only affects one Fund, is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those series.

         As used in the Prospectus/Proxy Statement and in this SAI, the term "majority" when referring to approvals to be obtained from shareholders of a class of shares of a Fund, means the vote of the lesser of (i) 67% of the shares of such class the Fund represented at a meeting if the holders of more than 50% of the outstanding shares such class of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of such class the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

         Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect directors under the 1940 Act.

         Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share in the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to a Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to the relevant class of shares of the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund or portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

         Set forth below as of September 8, 2004 is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of a Fund or 5% or more of the voting securities of the Fund as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.

                                       5% OWNERSHIP AS OF SEPTEMBER 8, 2004*
------------------------------ ------------------------------------------------- ------------------ ------------------
            FUND                               NAME AND ADDRESS                       TYPE OF          PERCENTAGE
                                                                                     OWNERSHIP          OF CLASS
------------------------------ ------------------------------------------------- ------------------ ------------------
         INDEX FUND
----------------------------------------------------------------------------------------------------------------------
                Institutional           Wells Fargo Bank FBO                                Record             84.85%
                        Class           Index Fund I
                                        Attn: Mutual Fund OPS
                                        2100014379-7
                                        P.O. Box 1533 Minneapolis, MN 55480-1533

                                        Wells Fargo Bank FBO                                Record             9.73%
                                        Index Fund I
                                        Attn: Mutual Fund OPS
                                        2100014377-1
                                        P.O. Box 1533 Minneapolis, MN 55480-1533
------------------------------ ------------------------------------------------- ------------------ ------------------
         MINNESOTA TAX-FREE
----------------------------------------------------------------------------------------------------------------------
                      Class A           Charles Schwab & Co Inc                             Record             7.28%
                                        Special Custody Account
                                        Exclusively FBO the Customers
                                        101 Montgomery St
                                        San Francisco, CA 94104-4122
------------------------------ ------------------------------------------------- ------------------ ------------------
                      Class B           American Enterprise Investment                       Record             5.36%
                                        Services
                                        f/b/o 890000611
                                        P.O. Box 9446
                                        Minneapolis, MN 55440-9446

------------------------------ ------------------------------------------------- ------------------ ------------------
                Institutional           Wells Fargo Bank, NA                                Record             43.74%
                        Class           f/b/o Minnesota Tax-Free Fund - I
                                        Attn: Mutual Fund Ops
                                        P.O. Box 1533 Minneapolis, MN 55480-1533

                                        Wells Fargo Bank, NA                                Record             43.31%
                                        f/b/o Minnesota Tax-Free Fund - I
                                        Attn: Mutual Fund Ops
                                        P.O. Box 1533 Minneapolis, MN 55480-1533

                                        Wells Fargo Bank, NA                                Record             9.95%]
                                        f/b/o Minnesota Tax-Free Fund - I
                                        Attn: Mutual Fund Ops
                                        P.O. Box 1533 Minneapolis, MN 55480-1533
------------------------------ ------------------------------------------------- ------------------ ------------------

--------------

* The Investor Class shares of the Index Fund and the Class C and Class Z shares of the Minnesota Tax-Free Fund are not expected to commence operations until the second quarter of 2005.

         For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                      OTHER


         The Trust's Registration Statement, including the Prospectus/Proxy Statement and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectus/Proxy Statement or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus/Proxy Statement are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                     COUNSEL


         Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectus/Proxy Statement.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


         KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                              FINANCIAL INFORMATION


         The portfolios of investments and audited financial statements for the Index Fund for the year ended September 30, 2003 are hereby incorporated by reference to the Fund's Annual Report and the unaudited financial statements for the period ended March 31, 2004 to the Semi-Annual Report. The audited financial statements for the Minnesota Tax-Free Fund, which include the portfolios of investments and independent auditors' report for the year ended June 30, 2004 are hereby incorporated by reference to the Annual Report.

                                    APPENDIX

The following is a description of the ratings given by S&P and Moody's to corporate and municipal bonds and corporate and municipal commercial paper.

CORPORATE BONDS

S&P

S&P rates the long-term debt obligations issued by various entities in categories ranging from "AAA" to "D," according to quality, as described below. The first four ratings denote investment-grade securities.

         AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

         AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

         A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

         BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

         BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments.

         B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

         CCC - Debt CCC is currently vulnerable and is dependent upon favorable business, financial, and economic conditions to meet timely interest and principal payments.

         Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         CC - Debt rated CC is currently highly vulnerable to nonpayment. Debt rated CC is subordinate to senior debt rated CCC.

         C - Debt rated C is currently highly vulnerable to nonpayment. Debt rated C is subordinate to senior debt rated CCC-. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. Debt rated C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

         D - Debt rated D is currently in default, where payment of interest and/or repayment of principal is in arrears.

MOODY'S

Moody's rates the long-term debt obligations issued by various entities in categories ranging from "Aaa" to "C," according to quality, as described below. The first four denote investment-grade securities.

         Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk, and interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A - Bonds rated A possess many favorable investment attributes and are to be considered upper to medium investment-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds rated Baa are considered medium-grade (and still investment-grade) obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.
         B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa - Bonds rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds rated Ca are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

         C - Bonds rated C are the lowest rated class of bonds. Such bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies numerical modifiers (1, 2 and 3) to rating categories. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

SHORT-TERM ISSUE CREDIT RATINGS (INCLUDING COMMERCIAL PAPER)

S&P:

         A-1 - Debt rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         A-2 - Debt rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         A-3 - Debt rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         B - Debt rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         C - Debt rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

         D - Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         MOODY'S:

     Prime-1: Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations.

         Prime-2: Issuers rated Prime-2 have a strong ability to repay senior short-term debt obligations, but earnings trends, while sound, will be subject to more variation.

         Prime-3: Issuers rated Prime-3 have acceptable credit quality and an adequate capacity for timely payment of short-term deposit obligations.

         Not Prime: Issuers rated Not Prime have questionable to poor credit quality and an uncertain capacity for timely payment of short-term deposit obligations.

                             WELLS FARGO FUNDS TRUST
                            Telephone: 1-800-222-8222

                       STATEMENT OF ADDITIONAL INFORMATION
                             Dated [OCTOBER , 2004]

                                MONEY MARKET FUND
                       NATIONAL TAX-FREE MONEY MARKET FUND

                     ADMINISTRATOR CLASS AND INVESTOR CLASS

         Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about two Funds in the Wells Fargo Funds Trust family of funds -- the MONEY MARKET FUND and NATIONAL TAX-FREE MONEY MARKET FUND (each, a "Fund" and collectively, the "Funds"). Each Fund is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Money Market Fund offers Investor Class shares. The National Tax-Free Money Market Fund offers Administrator Class shares. These Classes of shares will not be available for investment until the second quarter of 2005. The Funds also offer other share classes. Please see the applicable SAIs relating to those share classes for additional information. This SAI relates to the Administrator and Investor Class shares only of each respective Fund, as applicable.


         This SAI is not a prospectus and should be read in conjunction with the Funds' Combined Prospectus and Proxy Statement ("Prospectus/Proxy Statement"), dated [OCTOBER , 2004]. All terms used in this SAI that are defined in the Prospectus/Proxy Statement have the meanings assigned in the Prospectus/Proxy Statement. The audited financial statements for the Funds, which include the portfolios of investments and independent auditors' report for the year ended March 31, 2004, are hereby incorporated by reference to the Annual Reports. The Prospectus/Proxy Statement may be obtained without charge by calling 1-800-222-8222 or by writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.

                                TABLE OF CONTENTS

                                                                                                               PAGE
HISTORICAL FUND INFORMATION.......................................................................................1

ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS...................................................4

MANAGEMENT.......................................................................................................13

DETERMINATION OF NET ASSET VALUE.................................................................................23

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...................................................................24

PORTFOLIO TRANSACTIONS...........................................................................................25

FUND EXPENSES....................................................................................................27

FEDERAL INCOME TAXES.............................................................................................28

CAPITAL STOCK....................................................................................................35

OTHER............................................................................................................38

COUNSEL..........................................................................................................38

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM....................................................................38

FINANCIAL INFORMATION............................................................................................38

APPENDIX..........................................................................................................1

                           HISTORICAL FUND INFORMATION

         On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of the Trust (the "Board" or "Trustees") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to the Funds (the "Reorganization"). Prior to November 5, 1999, the effective date of the consolidation of the Funds and the predecessor Norwest and Stagecoach portfolios, the Funds had only nominal assets.

         The Funds described in this SAI were created as part of the reorganization of the Stagecoach family of funds that were advised by Wells Fargo Bank, N.A. ("Wells Fargo Bank"), and the Norwest Advantage family of funds that were advised by Norwest Investment Management, Inc. ("NIM"), into a single mutual fund complex. The Reorganization followed the merger of the advisers' parent companies.

         The chart below shows the Funds, and indicates the predecessor Stagecoach and Norwest Funds that are the accounting survivors for the Wells Fargo Funds, as applicable.

------------------------------------------------------- ---------------------------------------------------------
                  WELLS FARGO FUNDS                                        PREDECESSOR FUNDS
------------------------------------------------------- ---------------------------------------------------------
Money Market Fund                                       Stagecoach Money Market Fund
------------------------------------------------------- ---------------------------------------------------------
National Tax-Free Money Market Fund                     Norwest Municipal Money Market Fund
------------------------------------------------------- ---------------------------------------------------------

         The MONEY MARKET FUND commenced operations on November 8, 1999 as successor to the Class A shares of the Prime Money Market Fund of Stagecoach, the Money Market Fund of Stagecoach and the Ready Cash Investment Fund of Norwest. The predecessor Stagecoach Money Market Fund, which is considered the surviving entity for accounting purposes, commenced operations on July 1, 1992.

         The NATIONAL TAX-FREE MONEY MARKET FUND commenced operations on November 8, 1999 as successor to the Institutional Class shares of the National Tax-Free Money Market Fund of Stagecoach and the Service Class shares of the Municipal Money Market Fund of Norwest. The predecessor Norwest Municipal Money Market Fund, which is considered the surviving entity for accounting purposes, commenced operations on January 7, 1988. The Fund changed its name from the National Tax-Free Institutional Money Market Fund to the National Tax-Free Money Market Fund effective July 28, 2003.


                               INVESTMENT POLICIES


         FUNDAMENTAL INVESTMENT POLICIES

         Each Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined under the 1940 Act) of the outstanding voting securities of such Fund.

THE FUNDS MAY NOT:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (iii) investments in municipal securities (for the purpose of this restriction, private activity bonds and notes shall not be deemed municipal securities if the payments of principal and interest on such bonds or notes is the ultimate responsibility of non-government issuers), (iv) investments in repurchase agreements provided further that each Fund reserves freedom of action to concentrate in the obligations of domestic banks (as such term is interpreted by the Securities and Exchange Commission (the "SEC"), or its staff); and provided further that the National Tax-Free Money Market Fund (a) may invest 25% or more of the current value of its total assets in private activity bonds or notes that are the ultimate responsibility of non-government issuers conducting their principal business activity in the same industry and (b) may invest 25% or more of the current value of its total assets in securities whose issuers are located in the same state or securities the interest and principal on which are paid from revenues of similar type projects;

     (2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

     (3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

     (4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder;

     (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

     (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

     (8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

THE NATIONAL TAX-FREE MONEY MARKET FUND MAY NOT:

         Invest less than 80% of net assets plus investment borrowings, under normal circumstances, in instruments the income from which is exempt from federal income tax and federal alternative minimum tax.

         NON-FUNDAMENTAL INVESTMENT POLICIES

         Each Fund has adopted the following  non-fundamental policies which may
be  changed  by  the  Board  at  any  time  without   approval  of  such  Fund's
shareholders.

     (1) Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, and provided further that any Fund that has knowledge that its shares are purchased by another investment company pursuant to an exemptive order relating to Section 12(d)(1) of the 1940 Act that precludes underlying portfolios from acquiring any securities of any other investment company in excess of the limits contained in Section 12(d)(1)(A) of the 1940 Act, except for securities received as a dividend or as a result of a plan of reorganization of any company, will limit its acquisition of securities of other investment companies accordingly.

     (2) Each Fund may not invest or hold more than 10% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

     (4) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

     (5) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (6) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     (7) The Money Market Fund is subject to Rule 35d-1 (the "Names Rule") under the 1940 Act, has a non-fundamental policy or policies in place to comply with the Names Rule, and has adopted the following policy:

          Shareholders will receive at least 60 days' notice of any change to a Fund's non-fundamental policy complying with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

     GENERAL

         Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

         ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

         Set forth below are descriptions of certain investments and additional investment policies for the Funds. Not all of the Funds participate in all of the investment practices described below. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.

         ASSET-BACKED SECURITIES

         Certain  Funds  may  purchase  asset-backed   securities  unrelated  to
mortgage loans. These asset-backed securities may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables ("CARs") and credit card receivables ("CARDs"). Payments of principal and interest on these asset-backed securities may be "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the assets held by the issuer, and the Fund should expect no recourse to the entity that sold the assets to the issuer. The actual maturity and realized yield may vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment.

         BANK OBLIGATIONS

         Certain Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic and foreign banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings banks and associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund which invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding and other taxes on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

         Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

         Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

         BORROWING

         The Funds may borrow money for temporary or emergency purposes, including for the purpose of meeting redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account.

         COMMERCIAL PAPER

         The Funds may invest in commercial paper (including variable amount master demand notes, SEE "Floating- and Variable-Rate Obligations" below) which refers to short-term, unsecured promissory notes issued in order to finance short-term credit needs. Commercial paper is usually sold on a discount basis and typically has a maturity at the time of issuance not exceeding nine months. Investments by the Funds in commercial paper will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization ("NRSRO").

         DOLLAR ROLL TRANSACTIONS

         Certain Funds may enter into dollar roll transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Funds' use of the proceeds of the transaction may be restricted, pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds' obligation to repurchase the securities. The Funds will engage in dollar roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage.

         FIXED-INCOME SECURITIES

         Investors should be aware that even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Long-term securities are affected to a greater extent by interest rates than shorter-term securities. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed to a rating below investment-grade, the particular Fund considers all circumstances deemed relevant in determining whether to continue to hold the security. Certain securities that may be purchased by the Fund, such as those rated "Baa" by Moody's Investors Service, Inc. ("Moody's") and "BBB" by Standard & Poor's Rating Group ("S&P") and Fitch Investors Service, Inc. ("Fitch") may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher-rated fixed-income securities. Securities which are rated "Baa" by Moody's are considered medium-grade obligations; they are neither highly protected nor poorly secured, and are considered by Moody's to have speculative characteristics. Securities rated "BBB" by S&P are regarded as having adequate capacity to pay interest and repay principal, and, while such debt securities ordinarily exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for securities in this category than in higher-rated categories. Securities rated "BBB" by Fitch are considered investment-grade and of satisfactory credit quality; however, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on these securities and, therefore, impair timely payment. If a security held by a Fund is downgraded to a rating below investment-grade, such Fund may continue to hold the security until such time as the adviser determines it to be advantageous for the Fund to sell the security.

         FLOATING- AND VARIABLE-RATE OBLIGATIONS

         The Funds may purchase floating- and variable-rate obligations such as demand notes, bonds, and commercial paper. These obligations may have stated maturities in excess of 397 days to the extent permitted by Rule 2a-7 under the 1940 Act. They may permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days. The Funds may only invest in floating- or variable-rate securities that bear interest at a rate that resets based on standard money market rate indices or which are remarketed at current market interest rates. The issuer of such obligations may have a right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations.

         The adviser, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

         FOREIGN GOVERNMENT SECURITIES

         Certain Funds may make investments in foreign government securities. Foreign government securities investments include the securities of "supranational" organizations such as the International Bank for Reconstruction and Development and the Inter-American Development Bank if the adviser believes that the securities do not present risks inconsistent with a Fund's investment objective.

         FOREIGN OBLIGATIONS

         Certain Funds may invest in high-quality, short-term (thirteen months or less) debt obligations, including debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not subject to the same uniform accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign income tax laws and there is a possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect adversely investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries.

         Amounts realized on certain foreign obligations in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these obligations. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.

     FORWARD   COMMITMENTS,    WHEN-ISSUED    PURCHASES   AND   DELAYED-DELIVERY
TRANSACTIONS

         Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

         Each Fund will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.

         FUNDING AGREEMENTS

         Certain Funds may enter into funding agreements. Funding agreements are investment contracts with insurance companies which pay interest at a fixed, variable, or floating rate, and pay principal on a certain mutually agreeable maturity date. The term to maturity cannot exceed 397 days. Funding agreements may or may not allow the Fund to demand repayment of principal after an agreed upon waiting period or upon certain other conditions. The insurance company may also have a corresponding right to prepay the principal with accrued interest upon a specified number of days' notice to the Fund. The maturity date of some funding agreements may be extended upon the mutual agreement and consent of the insurance company and the Fund.

         ILLIQUID SECURITIES

         The Funds may invest in securities not registered under the Securities Act of 1933 Act, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale, and for which there may not be a readily available market and which may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. Each Fund may not invest or hold more than 10% of its net assets in illiquid securities.

         LETTERS OF CREDIT

         Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which certain of the Funds may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings bank or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings banks and insurance companies which, in the opinion of the adviser, are of comparable quality to issuers of other permitted investments of each such Fund may be used for letter of credit-backed investments.

         MONEY MARKET INSTRUMENTS

         Certain of the Funds may invest in money market instruments, which consist of: (a) short-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (b) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other short-term obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of the investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (c) commercial paper rated in one of the two highest ratings categories by a NRSRO or, if unrated, of comparable quality as determined by the adviser; (d) certain repurchase agreements; and (e) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets and (ii) in the opinion of the adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.

           MORTGAGE-RELATED SECURITIES

         Certain Funds may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage pass-through securities created by non-government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

         MUNICIPAL BONDS

         Certain Funds may invest in municipal bonds. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets, and water and sewer works. Other purposes for which municipal bonds may be issued include the refunding of outstanding obligations and obtaining funds for general operating expenses or to loan to other public institutions and facilities. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Assessment bonds, wherein a specially created district or project area levies a tax (generally on its taxable property) to pay for an improvement or project may be considered a variant of either category. There are, of course, other variations in the types of municipal bonds, both within a particular classification and between classifications, depending on numerous factors.

         MUNICIPAL NOTES. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

         TANS. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such things as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

         BANS. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

         RANS. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

         The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (I.E., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). Should such interest rates rise, the values of outstanding securities, including those held in the Fund's portfolio, will decline and (if purchased at par value) sell at a discount. If interests rates fall, the values of outstanding securities will generally increase and (if purchased at par value) sell at a premium.

         OTHER INVESTMENT COMPANIES

         The Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) under the 1940 Act, subject to the Funds' non-fundamental investment policies. Currently, under the 1940 Act, a Fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's total assets with respect to any one investment company and (iii) 10% of such Fund's total assets. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses such as investment advisory and administration fees that would be in addition to those charged by the Funds.

         PARTICIPATION INTERESTS

         Certain of the Funds may purchase participation interests in loans or instruments in which the Fund may invest directly that are owned by banks or other institutions. A participation interest gives a Fund an undivided proportionate interest in a loan or instrument. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation interest.

         REPURCHASE AGREEMENTS

         Certain Funds may enter into repurchase agreements, wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. All repurchase agreements will be fully "collateralized," as defined under the 1940 Act. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

         Each Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 10% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days and illiquid securities. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

         Each Fund may enter into reverse repurchase agreements (an agreement under which a Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time a Fund enters into a reverse repurchase agreement it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained.

         RESTRICTED SECURITIES

         The Funds may invest in certain restricted securities, including those which may be resold only in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities") and commercial paper issued in reliance on Section 4(2) of the 1933 Act ("4(2) Paper"). Rule 144A Securities and 4(2) Paper ("Restricted Securities") are not publicly traded, and thus the liquidity of the market for such securities may vary. Delay or difficulty in selling such securities may result in a loss to a Fund. Restricted Securities that are "illiquid" are subject to the Funds' policy of not investing or holding more than 10% of net assets in illiquid securities. The investment adviser, under guidelines approved by the Board, will evaluate the liquidity characteristics of each Restricted Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Restricted Security; (2) the number of dealers willing to purchase or sell the Restricted Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Restricted Security; and (4) the nature of the Restricted Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Restricted Security, the method of soliciting offers and the mechanics of transfer). In order for the adviser to determine that 4(2) Paper is liquid, the adviser must find that, in addition to satisfying the factors identified above, the following conditions are met: (1) the 4(2) Paper must not be traded flat or be in default as to principal or interest; and (2) the 4(2) Paper must be rated in one of the two highest rating categories by at least two NRSROs or, if only one NRSRO rates the 4(2) Paper, by that NRSRO; or if the 4(2) Paper is unrated, the Board must have determined that the security is of equivalent quality.

         U.S. GOVERNMENT AND U.S. TREASURY OBLIGATIONS

         The Funds may invest in obligations of agencies and instrumentalities of the U.S. Government ("U.S. Government obligations"). Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and Government National Mortgage Association ["GNMA"] certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

         VARIABLE RATE AND AMOUNT MASTER NOTES

         The Funds may invest in variable amount master demand notes, obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes.

         Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest.

         ZERO COUPON BONDS

         Certain Funds may invest in zero coupon bonds. Zero coupon bonds are securities that make no periodic interest payments, but are instead sold at discounts from face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. Because zero coupon bonds bear no interest, they are more sensitive to interest-rate changes and are therefore more volatile. When interest rates rise, the discount to face value of the security deepens and the securities decrease more rapidly in value; conversely, when interest rates fall, zero coupon securities rise more rapidly in value as the discount to face value narrows.

         NATIONALLY RECOGNIZED STATISTICAL RATINGS ORGANIZATIONS ("NRSROS")

         The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.

                                   MANAGEMENT

         The following information supplements and should be read in conjunction with the similar information found in the Prospectus/Proxy Statement.

         TRUSTEES AND OFFICERS. The Board supervises each Fund's activities, monitors its contractual arrangements with various service providers, and decides upon matters of general policy.

         GENERAL. The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for each of the [ ] funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 74.

         In the table below and throughout this section, information for Trustees who are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("independent Trustees"), appears separately from the information for the "interested" Trustees.

                               Position Held with                                       Other Public Company
Name, Age and                  Registrant/           Principal Occupation(s)            or Investment Company
ADDRESS                        LENGTH OF SERVICE1    DURING PAST 5 YEARS                DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
                                            INDEPENDENT TRUSTEES

Thomas S. Goho, 62             Trustee,              Wake Forest University, Calloway                N/A
                               since 1987            School of Business and
                                                     Accountancy,  Benson-Pruitt
                                                     Professorship  since  1999,
                                                     Associate    Professor   of
                                                     Finance 1994-1999.

Peter G. Gordon, 61            Trustee, since        Chairman, CEO and Co-Founder of                 N/A
                               1998; (Lead           Crystal Geyser Water Company and
                               Trustee, since        President of Crystal Geyser
                               2001).                Roxane Water Company.

Richard M. Leach, 71           Trustee,              Retired. Prior thereto, President               N/A
                               since 1987            of Richard M. Leach Associates (a
                                                     financial consulting firm).

Timothy J. Penny, 52           Trustee,              Senior Counselor to the public                  N/A
                               since 1996            relations firm of Himle-Horner
                                                     and Senior Fellow at the Humphrey
                                                     Institute, Minneapolis, Minnesota
                                                     (a public policy organization).


Donald C. Willeke, 64          Trustee,              Principal of the law firm of                    N/A
                               since 1996            Willeke & Daniels.

                              INTERESTED2 TRUSTEES

Robert C. Brown, 73            Trustee,              Retired. Director, Federal Farm                 N/A
                               since 1992            Credit Banks Funding Corporation
                                                     and Farm Credit System Financial
                                                     Assistance Corporation until
                                                     February 1999.

J. Tucker Morse, 60            Trustee,              Private Investor/Real Estate                    N/A
                               since 1987            Developer; Chairman of White
                                                     Point Capital, LLC.

                                    OFFICERS

Karla M. Rabusch, 45           President,            Executive Vice President of Wells               N/A
                               since 2003            Fargo Bank, N.A.  President of
                                                     Wells Fargo Funds Management,
                                                     LLC.  Senior Vice President and
                                                     Chief Administrative Officer of
                                                     Wells Fargo Funds Management, LLC
                                                     from March 2001 to March 2003.
                                                     Vice President of Wells Fargo
                                                     Bank, N.A. from December 1997 to
                                                     May 2000.

Stacie D. DeAngelo, 35         Treasurer, since      Vice President of Wells Fargo                   N/A
                               2003                  Bank,  N.A. Vice  President
                                                     of  Operations   for  Wells
                                                     Fargo   Funds   Management,
                                                     LLC.     Prior     thereto,
                                                     Operations    Manager    at
                                                     Scudder Weisel Capital, LLC
                                                     from  October  2000  to May
                                                     2001;      Director      of
                                                     Shareholder   Services   at
                                                     BISYS  Fund  Services  from
                                                     September  1999 to  October
                                                     2000;  and  Assistant  Vice
                                                     President   of   Operations
                                                     with     Nicholas-Applegate
                                                     Capital Management from May
                                                     1993 to September 1999.

C. David Messman, 44           Secretary,            Vice President and Counsel of                   N/A
                               since 2000            Wells Fargo Bank, N.A. since
                                                     January 1996. Vice President and
                                                     Secretary of Wells Fargo Funds
                                                     Management, LLC since March
                                                     2001.

________________

1 Length of service dates reflect the Trustee's commencement of service with the Trust's predecessor entities, where applicable.

2 BASIS OF INTERESTEDNESS. Robert C. Brown owns securities of Wells Fargo & Company, the parent holding company of the Funds' adviser. J. Tucker Morse is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, but which is not itself affiliated with Wells Fargo Funds Management, LLC.

         COMMITTEES. All of the independent Trustees are also members of the Audit and Nominating Committees of the Trust. Whenever a vacancy occurs on the Board, the Nominating Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Nominating Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust's management. Pursuant to the Trust's charter document, only independent Trustees may nominate and select persons to become independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. Shareholder nominees are not considered unless required by or under the 1940 Act. The Nominating Committee meets only as necessary, and did not meet during the Funds' most recently completed fiscal year. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent auditors on behalf of the full Board. The Audit Committee operates pursuant to a separate charter, and met two times during the Funds' most recently completed fiscal year.

     COMPENSATION. Prior to January 1, 2004, each Trustee received an annual retainer (payable quarterly) of $52,000 from the Fund Complex, and also received a combined fee of $5,000 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,000 for attendance at telephonic Fund Complex Board meetings. In addition, the Lead Trustee of the Fund Complex received an additional $10,000 annual retainer for the additional work and time devoted by the Lead Trustee.

     Effective January 1, 2004, each Trustee receives an annual retainer (payable quarterly) of $56,000 from the Fund Complex. Each Trustee also receives a combined fee of $7,000 for attendance at in-person Fund Complex Board meetings, and a $2,000 per meeting combined committee fee. Effective August 15, 2004, each Trustee receives a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Lead Trustee of the Fund Complex receives an additional $10,000 annual retainer for the additional work and time devoted by the Lead Trustee.

     The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's officers are not compensated by the Trust for their services. For the fiscal year ended March 31, 2004, the Trustees received the following compensation:


                                    Compensation Table
                                YEAR ENDED MARCH 31, 2004

   TRUSTEE                                                    COMPENSATION

                                   INDEPENDENT TRUSTEES
   Thomas S. Goho                                                       $77,000
   Peter G. Gordon                                                      $87,000
   Richard M. Leach                                                     $77,000
   Timothy J. Penny                                                     $77,000
   Donald C. Willeke                                                    $77,000
                                    INTERESTED TRUSTEES
   Robert C. Brown                                                      $75,000
   J. Tucker Morse                                                      $75,000
         ________________


         BENEFICIAL EQUITY OWNERSHIP INFORMATION. As of the date of this SAI, Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: 0 = $0; A = $1-$10,000; B = $10,001-$50,000; C = $50,001-$100,000; and D = over $100,000.

                                   BENEFICIAL EQUITY OWNERSHIP IN FUNDS AND FUND COMPLEX
                                           CALENDAR YEAR ENDED DECEMBER 31, 2003

----------------------------- ------------------------------------------------------------------------- ------------------
                                                                                                        AGGREGATE DOLLAR
                                DOLLAR RANGE OF EQUITY SECURITIES OF THE MONEY MARKET                    RANGE OF EQUITY
          TRUSTEE                               FUNDS OF FUNDS TRUST                                      SECURITIES OF
                                                                                                          FUND COMPLEX
----------------------------- ------------------------------------ ------------------------------------ ------------------
                                         MONEY MARKET                NATIONAL TAX-FREE MONEY MARKET
--------------------------------------------------------------------------------------------------------------------------
                                                  INDEPENDENT TRUSTEES
----------------------------- ------------------------------------ ------------------------------------ ------------------
Thomas S. Goho                                 0                                    0                           D
----------------------------- ------------------------------------ ------------------------------------ ------------------
Peter G. Gordon                                0                                    0                           B
----------------------------- ------------------------------------ ------------------------------------ ------------------
Richard M. Leach                               0                                    0                           0
----------------------------- ------------------------------------ ------------------------------------ ------------------
Timothy J. Penny                               0                                    0                           C
----------------------------- ------------------------------------ ------------------------------------ ------------------
Donald C. Willeke                              A                                    0                           B
--------------------------------------------------------------------------------------------------------------------------
                                                   INTERESTED TRUSTEES
----------------------------- ------------------------------------ ------------------------------------ ------------------
Robert C. Brown                                0                                    0                           D
----------------------------- ------------------------------------ ------------------------------------ ------------------
J. Tucker Morse                                0                                    D                           D
----------------------------- ------------------------------------ ------------------------------------ ------------------

         OWNERSHIP OF SECURITIES OF CERTAIN ENTITIES. None of the independent Trustees and/or their immediate family members own securities of the adviser, any sub-advisers, or the distributor, or any entity controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.

         APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS. Under Section 15(c) of the 1940 Act, the Board is generally required to approve annually the investment advisory and investment sub-advisory contracts (individually, an "Advisory Agreement," and collectively, the "Advisory Agreements") for the Funds. At each quarterly meeting, the Board reviews the performance information and nature of services provided by the investment adviser and any sub-advisers. At least annually, the Board is provided with quantitative and qualitative information to assist it in evaluating whether to approve the continuance of the Advisory Agreements, including comparative fee information, profitability information, performance data, a description of the investment philosophy, experience and senior management of the investment adviser and investment sub-adviser (individually, an "Adviser" and collectively, "Advisers"), a description of the quality and nature of the services provided by the Advisers.

         Before approving an Advisory Agreement with an Adviser, the Board reviewed a detailed profitability analysis of the Adviser based on the fees payable under the Advisory Agreement, including any fee waivers or fee caps, as well as any other relationships between the Funds and the Adviser and affiliates. The Board also analyzed each Fund's contractual fees, including investment advisory and sub-advisory fees, administration fees, shareholder servicing fees, and Rule 12b-1/distribution fees.

         The Board then reviewed statistical information regarding the performance and expenses of the Funds and was provided with a detailed description of the methodology used to prepare this information. In addition to the performance information for each Fund, the Board reviewed the performance information for a "Peer Group," a group of funds that was similar to the specific Fund, the relevant Lipper category of funds ("Lipper Group"), and an applicable broad-based index. The Board also reviewed data relating to the risk of each Fund as compared to its total return. This data showed the statistical measurement of the volatility of each Fund's total return throughout a specific time-period. The Board then also reviewed, for each Fund as compared to its Lipper Group and Peer Group, the: (i) combined contractual advisory and administration fees, (ii) net expense ratio, (iii) maximum contractual advisory fees permitted under the Advisory Agreement (excluding fee waivers and/or expense reimbursements); and (iv) projected contractual advisory fees showing the impact of breakpoints, if any, on contractual advisory fees. During its review, the Board considered the advisory fees paid by the Funds as well as the total fees paid to the Adviser for advisory and other services it provides to the Funds. The Board also reviewed information pertaining to the fee structure for each Fund and considered whether alternative fee structures (E.G. breakpoint fee structures, performance-based fees, fee waivers or fee caps) would be more appropriate or reasonable taking into consideration any economies of scale or other efficiencies that accrue from increases in a Fund's asset levels.

         The Board then analyzed the Adviser's background and services that it provides to the Funds. The Board discussed the fact that the Adviser has established an investment program for each Fund and supervises and evaluates the sub-adviser. The Board recognized that the Adviser has an expertise in hiring and overseeing the activities of the sub-adviser. The Board also recognized that the primary investment Adviser's oversight responsibilities include the monitoring of Fund compliance with federal securities laws and regulations. The Board reviewed the Adviser's compliance procedures including the Advisers' internal compliance policies relating to the respective codes of ethics and the Advisers' policies on personal trading, internal compliance procedures relating to the Funds' portfolio investments and operations, the process for monitoring and evaluating work performed by third parties, compliance by the distributor on behalf of the Funds with SEC and other regulatory requirements, maintenance of books and records of the Funds and recordkeeping systems of the Advisers, and other activities and clients of the Advisers. The Board also received and reviewed information on all SEC and other regulatory inquiries or audits of the Advisers, and a summary of any communications received from Fund shareholders since the last approval of the Advisory Agreements. The Board also considered the background and experience of the senior management of each Adviser, and the level of attention given to the Funds by such persons. In evaluating the Advisers, the Board recognized that the Advisers have the size, visibility and resources to attract and retain highly qualified investment professionals, including research, advisory, or marketing personnel.

         In addition to the above considerations, the Board also analyzed certain factors relating specifically to the sub-adviser. For example, the Board considered the sub-adviser's investment strategies, research capabilities, means for executing portfolio transactions and scope of investment services. The Board also considered soft dollar arrangements and other benefits received by the primary Adviser through its relationship with the sub-adviser (E.G. float income received by the Adviser on sale and redemption amounts, other contractual arrangements, or the general nature of the benefits received by affiliates of the primary Adviser that provide services to the Funds). The Board analyzed the degree to which the sub-adviser who oversees several funds can manage across asset classes and whether its investment disciplines are driven by proprietary research. The Board also reviewed the sub-adviser's procedures for selecting brokers to execute portfolio transactions for the Funds. More specifically, the Board reviewed the method by which the sub-adviser selects brokers and the factors that the sub-adviser considers prior to selecting a broker to execute portfolio transactions. One such factor was the sub-adviser's consideration of obtaining research services or other soft dollar arrangements through the allocation of Fund brokerage. The Board also considered the standards and performance in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, the benefits from using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the existence of quality controls applicable to the Funds' portfolios. The Board reviewed the sub-adviser's method for allocating portfolio opportunities among the Funds and other advisory clients.

         Based on the above analysis, the Board determined that the Advisory Agreements, including the fee levels, were fair and reasonable in light of all relevant circumstances. This determination, was based on the following factors more fully discussed above: (i) the quality of services provided by each of the Advisers; (ii) the scope of each Adviser's background and experience; (iii) an analysis of advisory fees paid by the Funds compared to other similar funds; and
(iv) the level of profits realized by the primary investment adviser from its advisory arrangement with the Funds.

         INVESTMENT ADVISER. Wells Fargo Funds Management, LLC ("Funds Management") provides investment advisory services for each of the Funds. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, was created in early 2001 to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank. Funds Management is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser, who is responsible for the day-to-day portfolio management of the Funds.

     As compensation for its advisory services, Funds Management is entitled to receive a monthly fee at the annual rates indicated below, as a percentage of each Fund's average daily net assets:

----------------------------------------------- --------------------------------------
                     Fund                                        Fee
----------------------------------------------- -------------------- -----------------
Money Market Fund                                      0-999M            0.30
                                                       1B-4.99B          0.275
                                                       >4.99B            0.25
----------------------------------------------- --------------------------------------
National Tax-Free Money Market Fund                               0.10
----------------------------------------------- --------------------------------------

                             FORMER STAGECOACH FUNDS

         For the periods indicated below, the following Funds paid to Funds Management the following advisory fees and Funds Management and/or Wells Fargo Bank waived the indicated amounts:


                                           Year Ended                        Year Ended                       Year Ended
                                             3/31/04                          3/31/03                            3/31/02
     FUND                           FEES PAID      FEES WAIVED       FEES PAID       FEES WAIVED       FEES PAID      FEES WAIVED

Money Market Fund                  $53,402,122      $21,675,448      $19,404,069      $18,215,433    $23,117,476      $20,750,910
National Tax-Free
   Money Market Fund                $3,277,399      $1,363,303        $ 113,965        $1,442,439       $116,790       $1,366,168

         GENERAL. Each Fund's Advisory Contract will continue in effect for more than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Board and (ii) by a majority of the Trustees who are not parties to the Advisory Contract or "interested persons" (as defined under the 1940 Act) of any such party. A Fund's Advisory Contract may be terminated on 60 days written notice by either party and will terminate automatically if assigned.

         INVESTMENT SUB-ADVISER. Funds Management has engaged Wells Capital Management Incorporated ("Wells Capital Management") to serve as investment sub-adviser to the Funds. Subject to the direction of the Board and the overall supervision and control of Funds Management and the Trust, Wells Capital Management makes recommendations regarding the investment and reinvestment of the Funds' assets. Wells Capital Management furnishes to Funds Management periodic reports on the investment activity and performance of the Funds. Wells Capital Management also furnishes such additional reports and information as Funds Management and the Trust's Board and officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to Wells Capital Management.

         As compensation for its sub-advisory services to each Fund, Wells Capital Management is entitled to receive a monthly fee equal to an annual rate of 0.05% of the first $1 billion of each Fund's average daily net assets, and 0.04% of each Fund's average daily net assets over $1 billion. These fees may be paid by Funds Management or directly by the Funds. If the sub-advisory fee is paid directly by the Fund, the compensation paid to Funds Management for advisory fees will be reduced accordingly. Wells Capital Management does not receive any fees for investment sub-advisory services provided to the money market Trust Funds.

         ADMINISTRATOR. The Trust has retained Funds Management (the "Administrator") as administrator on behalf of the Funds pursuant to an Administration Agreement. Under the Administration Agreement with the Trust, Funds Management provides, among other things: (i) general supervision of the Funds' operations, including communication, coordination, and supervision services with regard to the Funds' transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services; (ii) coordination of the preparation and filing of reports and other information materials regarding the Funds, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Funds' investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds' transfer agent, custodian, and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services.

     In addition, Funds Management has agreed to pay all of the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as Administrator. Because the administrative services provided by Funds Management vary by class, the fees payable to Funds Management also vary by class. For providing administrative services, including paying the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee at the rates indicated below, as a percentage of each Fund's average daily net assets:

     -------------------------------- ---------------------------------
                 CLASS                             FEE
     -------------------------------- ----------------- ---------------
         Administrator Class Shares       0-4.99B           0.15%
                                          5B-9.99B          0.14%
                                          >9.99B            0.13%
     -------------------------------- ----------------- ---------------
         Investor Class Shares            0-4.99B           0.44%
                                          5B-9.99B          0.43%
                                          >9.99B            0.42%
     -------------------------------- ----------------- ---------------


                             FORMER STAGECOACH FUNDS

         For the periods indicated below, the following Funds paid the following dollar amounts to Funds Management for administration and, as applicable, co-administration fees:


                                                           Year Ended        Year Ended     Year Ended
                                                              3/31/04           3/31/03         3/31/02

                                    FUND                      Funds            Funds           Funds
                                                           MANAGEMENT        MANAGEMENT     MANAGEMENT

                      Money Market                         $20,261,700      $14,935,314    $16,450,645
                      National Tax-Free
                         Money Market Fund                 $ 3,625,781      $ 2,354,749     $2,224,438


         DISTRIBUTOR. Stephens Inc. ("Stephens" or the "Distributor"), located at 111 Center Street, Little Rock, Arkansas 72201, currently serves as distributor for the Funds. The Funds will not pay distribution fees to the Distributor for their Administrator or Investor Class shares.

         SHAREHOLDER SERVICING AGENT. The Funds have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing Investor Services, a Shareholder Servicing Agent is entitled to a fee from the applicable Fund of 0.25%, on an annualized basis, of the average daily net assets of the Investor Class shares owned of record or beneficially by the customers of the Shareholder Servicing Agent during the period for which payment is being made. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Board and provide that a Fund shall not be obligated to make any payments under such Plan or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

         GENERAL. The Shareholder Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Trustees of the Trust and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Board and the Non-Interested Trustees.

         The Shareholder Servicing Plan requires that the Administrator shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Shareholder Servicing Plan.

         CUSTODIAN. Wells Fargo Bank, N.A. (the "Custodian"), located at 6th & Marquette, Minneapolis, Minnesota 55479, acts as Custodian for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of each Fund. For its services as Custodian, Wells Fargo Bank is entitled to receive an annual fee at the rate of 0.02% of the average daily net assets of each Fund.

         FUND ACCOUNTANT. PFPC, Inc. ("PFPC"), located at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as Fund Accountant for the Funds. For its services as Fund Accountant, PFPC is entitled to receive the annual asset based Fund Complex fee listed in the chart below.

 -------------------------------------- -------------------------------------
 AVERAGE FUND COMPLEX DAILY NET ASSETS        ANNUAL ASSET BASED FEES
 -------------------------------------- -------------------------------------
               $0-85 billion                            0.0057%
 -------------------------------------- -------------------------------------
               >$85 billion                             0.0025%
 -------------------------------------- -------------------------------------

         Each Fund's share of the annual asset based Fund Complex fee will be based on its proportionate share of the aggregate average net assets of all the funds in the Fund Complex (excluding the Wells Fargo Master Trust portfolios). PFPC also will be entitled to receive an annual fee of $20,000 from each Fund. Finally, PFPC will be entitled to receive certain out-of-pocket costs.

         TRANSFER AND DIVIDEND DISBURSING AGENT. Boston Financial Data Services, Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as transfer and dividend disbursing agent for the Funds. For providing such services, BFDS is entitled to receive fees from the Administrator.

         UNDERWRITING COMMISSIONS. Stephens currently serves as the principal underwriter for the Funds and serves as principal underwriter of the Stagecoach predecessor portfolios whereas Forum served as underwriter of the predecessor Norwest portfolios. The Funds paid no underwriting commissions for the years ended March 31, 2004, March 31, 2003 and March 31, 2002.

         CODE OF ETHICS. The Fund Complex, the Adviser and the Sub-Adviser each have adopted a code of ethics which contains policies on personal securities transactions by "access persons." These policies comply with Rule 17j-1 under the 1940 Act. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. For purposes of a code of ethics, an access person means
(i) a director, trustee or officer of a fund or investment adviser; (ii) any employee of a fund or investment adviser (or any company in a control relationship to a fund or investment adviser) who, in connection with his or her regular functions or duties, makes, participates in, or obtains information about the purchase or sale of securities by a fund, or whose functions relate to the making of any recommendations with respect to the purchases or sales; and
(iii) any natural person in a control relationship to a fund or investment adviser who obtains information concerning recommendations made to a fund regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions under Rule 17j-1. The above restrictions do not apply to purchases or sales of certain types of securities, including shares of open-end investment companies that are unaffiliated with the Wells Fargo Mutual Funds family, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, Adviser and the Sub-Adviser are on public file with, and are available from, the SEC.

                        DETERMINATION OF NET ASSET VALUE

         Net asset value ("NAV") per share for each class of the Funds is determined as of the times listed in the chart below:

-------------------------------------------------- -----------------------------
                                                     NAV CALCULATION TIME
FUNDS                                                (PACIFIC TIME)
-------------------------------------------------- -----------------------------
Money Market Fund                                           12:00 Noon
-------------------------------------------------- -----------------------------
National Tax-Free Money Market Fund                          9:00 a.m.
-------------------------------------------------- -----------------------------

         If the markets for the instruments and securities the Funds invest in close early, the Funds may close early and may value their shares at earlier times under these circumstances. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Funds' shares.

         Each Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Funds would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Funds' portfolio on a particular day, a prospective investor in the Funds would be able to obtain a somewhat higher yield than would result from investment in a fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

         Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, a Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of thirteen months or less and invest only in those high-quality securities that are determined by the Board to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable- and floating-rate instruments subject to demand features. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, a Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board, at such intervals as it may deem appropriate, to determine whether the Fund's NAV calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a NAV per share by using available market quotations. It is the intention of the Funds to maintain a per share NAV of $1.00, but there can be no assurance that each Fund will do so.

         Instruments having variable or floating interest rates or demand features may be deemed to have remaining maturities as follows: (a) a government security with a variable rate of interest readjusted no less frequently than every thirteen months may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in thirteen months or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (c) an instrument with a variable rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (d) an instrument with a floating rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; and (e) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur or, where no date is specified but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares of the Funds may be purchased on any day the Funds are open for business (a "Business Day"). The Funds are open on any day that both the New York Stock Exchange and Federal Reserve are open. The New York Stock Exchange is currently closed in observance of New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The Federal Reserve is closed on all days listed above (except Good Friday) as well as Columbus Day and Veterans Day.

         Purchase orders for a Fund received before such Fund's NAV calculation time generally are processed at such time on that Business Day. Purchase Orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the trading markets for both U.S. government securities and money market instruments close early, the Funds will close early. On these days, the NAV calculation time and the dividend, purchase and redemption cut-off times for the Funds may be earlier than their stated NAV calculation times described above.

         Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

         The Funds reserve the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Funds for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund as provided from time to time in the Prospectuses.

                             PORTFOLIO TRANSACTIONS

         The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust's Board and the supervision of the Adviser, each Fund's Sub-Adviser is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Adviser to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer's risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction; the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm; the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

         Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to broker-dealers serving as market makers for the securities at a net price. Each of the Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of broker-dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Funds may purchase securities from underwriting syndicates of which Stephens or Funds Management is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board.

         In placing orders for portfolio securities of a Fund, a Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provides the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, the Adviser oversees the Sub-Adviser's trade execution procedures to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

         The   Sub-Adviser   may,  in   circumstances   in  which  two  or  more
broker-dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, the Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer. The Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, the Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the advisory contracts, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which the Sub-Adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds.

         PORTFOLIO TURNOVER. The portfolio turnover rate is not a limiting factor when the Sub-Adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences.

         BROKERAGE COMMISSIONS. For the fiscal years ending March 31, 2004, March 31, 2003 and March 31, 2002, the Funds did not pay any brokerage commissions and did not direct brokerage transactions to a broker for research services.

         SECURITIES OF REGULAR BROKER-DEALERS. As of March 31, 2004, the following Funds held securities of their regular broker-dealers as indicated in the amounts shown: (i) the name of each regular broker or dealer and (ii) the dollar value of such securities of such broker or dealer held by each Fund.

FUND                BROKER/DEALER                      VALUE
Money Market        Bear, Stearns & Co., Inc.          $ 50,000,000
                    Goldman, Sachs & Co.               $ 85,000,000

                                  FUND EXPENSES

         Funds Management is contractually obligated, subject to certain conditions, to reimburse each Fund for some of its operating expenses or to waive a portion of the fees payable to it in order to maintain a certain operating expense ratio. Funds Management also may voluntarily waive fees and/or reimburse expenses, which can reduce operating expenses. During the last fiscal year, Funds Management voluntarily waived certain fees for the Money Market Fund and Overland Express Sweep Fund. Actual reimbursements and waivers have a positive effect on a Fund's performance.

         Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Funds Management or any of its affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, and any extraordinary expenses. Expenses attributable to a Fund are charged against a Fund's assets. General expenses of the Trust are allocated among all of the funds of the Trust, including a Fund, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Board deems equitable.

                              FEDERAL INCOME TAXES

         The following information supplements and should be read in conjunction with the similar information found in the Prospectus/Proxy Statement. This section of the SAI provides additional information concerning federal income taxes. It is based on the Internal Revenue Code (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters other than certain California and Minnesota taxes.

         A shareholder's tax treatment may vary depending upon his or her particular situation. This discussion only applies to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

         The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to that discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the federal and state income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners as to the particular federal tax consequences to them of an investment in a Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The Trust intends to continue to qualify each Fund as a "regulated investment company" under Subchapter M of the Code, as long as such qualification is in the best interests of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, rather than to the Trust as a whole. Furthermore, each Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

         In order to qualify as a regulated investment company under the Code, each Fund must, among other things, derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts). Pursuant to future regulations, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains are directly related to a Fund's principal business of investing in stock or securities. Each Fund must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), or in two or more issuers the Fund controls and which are engaged in the same or similar trades or businesses. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

         In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, as well as 90% of its net tax-exempt income earned in each taxable year. A Fund generally will not be subject to federal income tax on the investment company taxable income and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, a Fund may make the distributions in the following taxable year. Furthermore, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

         If, in any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, such Fund would be taxed in the same manner as an ordinary corporation without any deduction for distributions to shareholders, and all distributions from the Fund's earnings and profits (including any distributions of net tax-exempt income and net long-term capital gains) to its shareholders would be taxable as ordinary income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

         EXCISE TAX. A 4% nondeductible excise tax will be imposed on each Fund's net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute during each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its net capital gains (adjusted for ordinary losses) for the 12 month period ending on October 31, and all of its ordinary income and capital gains from previous years that were not distributed during such years. Each Fund intends to actually or be deemed to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax.

         CAPITAL LOSS CARRY-FORWARDS. A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute such capital gains. The Funds cannot carry back or carry forward any net operating losses. As a money market Fund, each Fund does not expect to have material capital loss carry-forwards, but no assurance can be given to this effect.

         TAXATION OF FUND INVESTMENTS. In general, if a Fund realizes gains or losses on the sale of portfolio securities, such gains or losses will be capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

         If a Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount ("OID"), such as a zero-coupon bond, the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold.

         Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forward, or option contracts comprising a part of such straddles are governed by Section 1256 of the Code, described above. A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income of long-term capital gain, may be increased or decreased substantially as compared to if a Fund had not engaged in such transactions.

         If a Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property:  (i) a short sale;  (ii) an offsetting  notional  principal  contract;
(iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund's holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon a Fund's holding period in the property and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed.

         Rules governing the federal income tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be jeopardized. The Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

         In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

         TAXATION OF DISTRIBUTIONS. For federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata over the entire year. Except for exempt-interest distributions, defined below, paid out by the National Tax-Free Money Market Fund, all distributions paid out of a Fund's earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported on each shareholder's federal income tax return. Distributions in excess of a Fund's earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in his or her Fund shares and then capital gain. A Fund may make distributions in excess of earnings and profits to a limited extent, from time to time.

         Distributions designated by a Fund as a capital gain distribution will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Each Fund will designate capital gains distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

         Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. Government if the Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

         SALES AND EXCHANGES OF FUND SHARES. In general, as long as a Fund maintains a net asset value of $1.00 per share, no gain or loss should be recognized upon the sale or exchange of Fund shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges his or her Fund shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange.

         If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be included in the tax basis of the purchased shares.

         If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest distributions (defined below) received with respect to the shares. These loss disallowance rule does not apply to losses realized under a periodic redemption plan.

         FOREIGN TAXES. Amounts realized by a Fund on foreign securities may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. However, none of the Funds expect to qualify for this election.

         FEDERAL INCOME TAX RATES. As of the printing of this SAI, the maximum stated individual federal income tax rate applicable to (i) ordinary income generally is 35%; (ii) net capital gain realized prior to May 6, 2003 generally is 20%; and (iii) net capital gain realized on or after May 6, 2003 generally is 15%. The date on which a Fund sells or exchanges a security is the date used in determining whether any net capital gain from such sale or exchange distributed to an individual shareholder will qualify for the pre-May 6 or post-May 5 net capital gain federal income tax rate. Reductions in the individual federal income rate tax on certain qualified dividends generally will not apply to Fund distributions.

         The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various "sunset" provisions of laws enacted in 2001 and 2003.

         BACKUP WITHHOLDING. The Trust may be required to withhold, subject to certain exemptions, at a rate of 28% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder, unless the shareholder generally certifies under penalty of perjury that the "taxpayer identification number" ("TIN"), generally the shareholder's social security or employer identification number, provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. This tax is not an additional federal income tax imposed on the shareholder, and the shareholder may claim the tax withheld as a tax payment on his or her federal income tax return, provided that the required information is furnished to the IRS. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase in future years under "sunset" provisions of law enacted in 2001.

         TAX-DEFERRED PLANS. The shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts, including IRAs, [Simplified Employee Pension Plans ("SEP-IRAs"), Savings Incentive Match Plans for Employees ("SIMPLE Plans"), Roth IRAs, and Coverdell Education Savings Accounts]. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through a tax-advantaged plan or account. Shares of the National Tax-Free Fund may not be suitable investments for tax-deferred plans and tax-exempt investors.

         FOREIGN SHAREHOLDERS. Under the Code, distributions attributable to ordinary income, net short-term capital gain and certain other items realized by a Fund and paid to a nonresident alien individual, foreign trust (I.E., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (I.E., the income of which is not subject to U.S. tax regardless of source) or foreign corporation ("foreign shareholders") generally will be subject to a withholding tax at a flat rate of 30% or a lower treaty rate, if an income tax treaty applies, provided the Fund obtains a properly completed and signed certificate of foreign status. This tax generally is not refundable. However, if a distribution paid by a Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder, the withholding tax will not apply and the distribution will be subject to the reporting and withholding requirements generally applicable to U.S. persons. In general, foreign shareholders' capital gains realized on the disposition of Fund shares and capital gains distributions are not subject to federal income tax, withholding or otherwise, provided the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) the gains or losses are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder, or (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met. If the capital gains or losses are effectively connected with a U.S. trade or business or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an income tax treaty, the reporting and withholding requirements applicable to U.S. persons generally applies. If the capital gains and losses are not effectively connected for this purpose, but the foreign shareholder exceeds the 183 day limitation, the gains will be subject to a withholding tax at a flat rate of 30% or the lower treaty rate, if an income tax treaty applies.

         If a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the U.S. at the time of the shareholder's death, Fund shares will be deemed property situated in the U.S. and will be subject to federal estate taxes (at graduated rates of 18% to 55% of the total value, less allowable deductions and credits). In general, no federal gift tax will be imposed on gifts of Fund shares made by foreign shareholders.

         The availability of reduced U.S. taxes pursuant to the 1972 Convention or the applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof, and may, under certain circumstances, depend upon the foreign shareholder making a satisfactory demonstration to U.S. tax authorities that the shareholder qualifies as a foreign person under federal income tax laws and the 1972 Convention.

         Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

         ADDITIONAL CONSIDERATIONS FOR THE NATIONAL TAX-FREE MONEY MARKET FUND. If at least 50% of the value of a regulated investment company's total assets at the close of each quarter of its taxable years consists of obligations the interest on which is exempt from federal income tax, it will qualify under the Code to pay "exempt-interest distributions." The Fund intends to so qualify and are designed to provide shareholders with a high level of income exempt from federal income tax in the form of exempt-interest distributions.

         Distributions of capital gains or income not attributable to interest on a the Fund's tax-exempt obligations will not constitute exempt-interest distributions and will be taxable to its shareholders. The exemption of interest income derived from investments in tax-exempt obligations for federal income tax purposes may not result in a similar exemption under the laws of a particular state or local taxing authority.

         Not later than 60 days after the close of its taxable year, the Fund will notify its shareholders of the portion of the distributions for the taxable year which constitutes exempt-interest distributions. The designated portion cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Interest on indebtedness incurred to purchase or carry shares of the Fund will not be deductible to the extent that the Fund's distributions are exempt from federal income tax.

         In addition, certain deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for purposes of calculating federal alternative minimum tax ("AMT"). Tax preference items include tax-exempt interest on "private activity bonds." To the extent that the Fund invests in private activity bonds, its shareholders will be required to report that portion of the Fund's distributions attributable to income from the bonds as a tax preference item in determining their federal AMT, if any. Shareholders will be notified of the tax status of distributions made by the Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in the Fund. Furthermore, shareholders will not be permitted to deduct any of their share of the Fund's expenses in computing their federal AMT. In addition, exempt-interest distributions paid by the Fund to a corporate shareholder is included in the shareholder's "adjusted current earnings" as part of its federal AMT calculation. As of the printing of this SAI, individuals are subject to federal AMT at a maximum rate of 28% and corporations are subject to federal AMT at a maximum rate of 20%. Shareholders with questions or concerns about the AMT should consult own their tax advisors.

                                  CAPITAL STOCK

         The Funds are two of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

         Most of the Trust's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a Fund represents an equal, proportionate interest in the Fund with all other shares. Shareholders bear their pro rata portion of the Fund's operating expenses, except for certain class-specific expenses (E.G., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

         With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one Series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract since it affects only one Fund, is a matter to be determined separately by each Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.

         As used in the Prospectus/Proxy Statement and in this SAI, the term "majority" when referring to approvals to be obtained from shareholders of a class of a Fund, means the vote of the lesser of (i) 67% of the shares of such class of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of such class of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of such class of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

         Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued, will be fully paid and non-assessable by the Trust.

         The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect directors under the 1940 Act.

         Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share in the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund or class are entitled to receive the assets attributable to the Fund or class that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

         Set forth below as of September 8, 2004, is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of each Fund or 5% or more of the voting securities of each Fund as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.

                      5% OWNERSHIP AS OF SEPTEMBER 8, 2004*


                                         NAME AND                      TYPE OF       PERCENTAGE
         FUND                            ADDRESS                      OWNERSHIP       OF FUND

MONEY MARKET FUND

   Class A                 WELLS FARGO SERVICE COMPANY                  Record         53.89%
                           FBO Sweep Funds FA
                           Retail Sweep Operations
                           3401 N. 4th Avenue, #N9777-131
                           Sioux Falls, SD  57104-0783

                           WELLS FARGO INVESTMENTS, LLC                 Record         38.38%
                           c/o Alex O'Connor
                           625 Marquette Ave., Fl. 12
                           Minneapolis, MN  55402-2308

   Class B                 WELLS FARGO SERVICE COMPANY                  Record         98.25%
                           FBO Sweep Funds FB
                           Retail Sweep Operations
                           3401 N. 4th Avenue, #N9777-131
                           Sioux Falls, SD  57104-0783
NATIONAL TAX-FREE
MONEY MARKET FUND

   Class A                 WELLS FARGO SERVICE COMPANY                  Record         56.84%
                           FBO Sweep Funds NTF
                           Retail Sweep Operations
                           3401 N. 4th Avenue, #N9777-131
                           Sioux Falls, SD  57104-0783

                           WELLS FARGO INVESTMENTS, LLC                 Record         36.21%
                           c/o Alex O'Connor
                           625 Marquette Ave., Fl. 12
                           Minneapolis, MN  55402-2308

   Institutional Class     WELLS FARGO BANK, N.A.                       Record         51.72%
                           Attn:  Cash Sweep Dept.
                           MAC:  N9306-04C
                           733 Marquette Ave.
                           Minneapolis, MN  55479-0001

                           WELLS FARGO INST BROKERAGE SERVICES          Record         30.33%
                           c/o Sean O'Farrell
                           608 2nd Ave. S #N9303-054
                           Minneapolis, MN  55479-0001

                           ENSCO INTERNATIONAL SERVICES                 Record         5.98%
                           500 N. Akard St,. Ste. 4300
                           Dallas, TX  75201-3331

   Service Class           WELLS FARGO BANK, N.A.                       Record         47.89%
                           Attn:  Cash Sweep Dept.
                           MAC:  N9306-04C
                           733 Marquette Ave.
                           Minneapolis, MN  55479-0001

                           WELLS FARGO INVESTMENTS, LLC                 Record         22.83%
                           c/o Alex O'Connor
                           625 Marquette Ave., Fl. 12
                           Minneapolis, MN  55402-2308

                           WELLS FARGO BANK, N.A.                       Record         15.88%
                           Attn:  Cash Sweep Dept.
                           MAC:  N9306-04C
                           733 Marquette Ave.
                           Minneapolis, MN  55479-0001

                           WELLS FARGO INST BROKERAGE SERVICES          Record         10.51%
                           ATTN:  Sean O'Farrell
                           608 2nd Ave. S #N9303-054
                           Minneapolis, MN  55479-0001

__________
* The Administrator Class shares of the National Tax-Free Money Market Fund and the Investor Class shares of the Money Market Fund are not expected to commence operations until the second quarter of 2005.

         For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund) or is identified as the holder of record or more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                      OTHER

         The Trust's Registration Statement, including the Prospectus/Proxy Statement and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectus/Proxy Statement or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus/Proxy Statement are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                     COUNSEL

         Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectus/Proxy Statement.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

         KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit and tax services, and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                              FINANCIAL INFORMATION

         The portfolios of investments, financial statements, financial highlights and independent registered public accounting firm's report for the Funds for the year ended March 31, 2004 are hereby incorporated by reference to the Funds' Annual Reports.

                                    APPENDIX

         The following is a description of the ratings given by S&P and Moody's to corporate and municipal bonds and corporate and municipal commercial paper.

         CORPORATE BONDS

         S&P

         S&P rates the long-term debt obligations issued by various entities in categories ranging from "AAA" to "D," according to quality, as described below. The first four ratings denote investment-grade securities.

             AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

             AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

             A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

             BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

             BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

             B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

             CCC - Debt CCC is currently vulnerable and is dependent upon favorable business, financial, and economic conditions to meet timely interest and principal payments.

             Plus (+) or minus(-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

             CC - Debt rated CC is currently highly vulnerable to nonpayment. Debt rated CC is subordinate to senior debt rated CCC.

             C - Debt rated C is currently highly vulnerable to nonpayment. Debt rated C is subordinate to senior debt rated CCC-. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. Debt rated C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

             D - Debt rated D is currently in default, where payment of interest and/or repayment of principal is in arrears.

         MOODY'S

         Moody's rates the long-term debt obligations issued by various entities in categories ranging from "Aaa" to "C," according to quality, as described below. The first four denote investment grade securities.

             Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk, and interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

             Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

             A - Bonds rated A possess many favorable investment attributes and are to be considered upper to medium investment-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

             Baa - Bonds rated Baa are considered medium-grade (and still investment-grade) obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

             Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

             B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

             Caa - Bonds rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

             Ca - Bonds rated Ca are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

             C - Bonds rated C are the lowest rated class of bonds. Such bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing.

             Moody's applies numerical modifiers (1, 2 and 3) to rating categories. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

         SHORT-TERM ISSUE CREDIT RATINGS (INCLUDING COMMERCIAL PAPER)

             S&P:

             A-1 - Debt rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

             A-2 - Debt rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

             A-3 - Debt rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

             B - Debt rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

             C - Debt rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

             D - Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

             MOODY'S:

             Prime-1:  Issuers  rated  Prime-1  have  a  superior  ability   for
      repayment of senior short-term debt obligations.

             Prime-2: Issuers rated Prime-2 have a strong ability to repay senior short-term debt obligations, but earnings trends, while sound, will be subject to more variation.

             Prime-3: Issuers rated Prime-3 have acceptable credit quality and an adequate capacity for timely payment of short-term deposit obligations.

             Not Prime: Issuers rated Not Prime have questionable to poor credit quality and an uncertain capacity for timely payment of short-term deposit obligations.

                                     PART C

                                OTHER INFORMATION

Item 15. INDEMNIFICATION.

         Under the terms of the Amended and Restated Declaration of Trust of the Registrant, incorporated by reference as Exhibit 1 hereto, provides for the indemnification of the Registrant's Trustees, officers, employees and agents. The following sections of Article IX provide as follows:

         SECTION 1. LIMITATION OF LIABILITY. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust's officers, employees or agents, whether past, present or future (each a "Covered Person," and collectively the "Covered Persons"), shall be personally liable therefor. Notwithstanding any provision in this Article IX, neither the investment adviser, Principal Underwriter or other service providers, nor any officers, employees or other agents of such entities, shall be indemnified pursuant to this Article IX, except that dual officers, employees or other agents of the Trust and such entities shall be entitled to indemnification pursuant to this
Article IX but only to the extent that such officer, employee or other agent was acting in his or her capacity as an officer, employee or agent of the Trust in the conduct that gave rise to the claim for indemnification. No Covered Person shall be liable to the Trust or to any Shareholder for any loss, damage or claim incurred by reason of any act performed or omitted by such Covered Person in good faith on behalf of the Trust, a Series or a Class, and in a manner reasonably believed to be within the scope of authority conferred on such Covered Person by this Declaration, except that a Covered Person shall be liable for any loss, damage or claim incurred by reason of such Covered Person's bad faith, gross negligence, willful misconduct or reckless disregard of the duties involved in the conduct of his or her office.

         SECTION 2. MANDATORY INDEMNIFICATION. (a) Subject only to the express limitations in the 1940 Act, other applicable laws, and sub-paragraph (b) below, the Trust or the appropriate Series shall indemnify each of its Covered Persons to the fullest extent permitted under the 1940 Act and other applicable laws, including, but not limited to, against all liabilities and expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred in the settlement thereof.

As used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, reasonable attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b) Notwithstanding any provision to the contrary contained herein, no Covered Person shall be entitled to indemnification for any liability arising by reason of such Covered Person's willful misfeasance, bad faith, gross negligence, or the reckless disregard of duties owed to the Trust ("disabling conduct").

         (c) No indemnification or advance shall be made under this Article IX to the extent such indemnification or advance:

     would be inconsistent with a provision of the Declaration, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

              would be inconsistent with any condition expressly imposed by a court in a judgment, order, or approval of a settlement.

         (d) Any indemnification under this Article shall be made by the Trust only if authorized in the specific case on a determination that the Covered Person was not liable by reason of disabling conduct by:

              (i) a final decision on the merits by a court or other body before whom the proceeding was brought; or

     (ii)in the absence of such a decision, by any reasonable and fair means established in accordance with, and subject to the requirements and limitations of, Section 17(h) of the 1940 Act and any interpretation thereunder by the Commission or its staff.

         (e) The rights of indemnification herein provided may be insured against by policies of insurance maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

         (f) To the maximum extent permitted by the 1940 Act and other applicable laws, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Article IX shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Article IX; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Article IX; provided, however, that the Trust shall not be obligated to pay the expenses of any agent acting pursuant to a written contract with the Trust, except to the extent required by such contract.

         (g) Any repeal or modification of this Article IX shall be prospective only, to the extent that such repeal or modification would, if applied retrospectively, affect any limitation on the liability of any Covered Person in an a manner that would be adverse to such Covered Person or affect any indemnification available to any Covered Person in a manner that would be adverse to such Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Item 16. EXHIBITS.

         All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09253).


     EXHIBIT NUMBER           DESCRIPTION

     (1) Amended and Restated Declaration of Trust dated November 5, 2002, is incorporated by reference to Post-Effective Amendment No. 54 to the Registration Statement, filed December 27, 2002.
     (2)  Not Applicable
     (3)  Not Applicable.
     (4)  Agreement and Plan of Reorganization, filed herewith.
     (5)  Not Applicable.
     (6)(a) Form of Interim Advisory Agreement between Wells Fargo Funds Management LLC and Strong Registrant, filed herewith.
     (6)(b) Form of Interim Sub-Advisory Agreement between Wells Capital Management, Incorporated and Strong Registrant, filed herewith.
     (6)(c) Investment Advisory Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement, filed October 1, 2003; Schedule A, incorporated by reference to Post-Effective Amendment No. 74 to the Registration Statement, filed July 26, 2004.
     (6)(d) Investment Sub-Advisory Agreement with Barclays Global Fund Advisors incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement, filed June 15, 2001; Appendix I, incorporated by reference to Post-Effective Amendment No. 49 to the Registration Statement, filed November 1, 2002.
     (6)(e) Investment Sub-Advisory Agreement with Cadence Capital Management, incorporated by reference to Post-Effective Amendment No. 26, filed September 12, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.
     (6)(f) Investment Sub-Advisory Agreement with Cooke & Bieler, L.P., incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004.
     (6)(g) Investment Sub-Advisory Agreement with Dresdner RCM Global Investors LLC, incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement, filed February 8, 2002; Schedule A, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003; Appendix A, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.
     (6)(h) Investment Sub-Advisory Agreement with Galliard Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed on May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 49 to the Registration Statement, filed November 1, 2002; Appendix A, incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement, filed October 1, 2003.
     (6)(i) Investment Sub-Advisory Agreement with LSV Asset Management, incorporated by reference to Post-Effective Amendment No. 69, filed January 30, 2004.
     (6)(j) Investment Sub-Advisory Agreement with Peregrine Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement, filed February 8, 2002; Appendix A, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.
     (6)(k) Investment Sub-Advisory Agreement with Schroder Investment Management North America, Inc., incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed on May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 58 to the Registration Statement, filed June 9, 2003; Appendix A, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.
     (6)(l) Investment Sub-Advisory Agreement with Smith Asset Management Group, L.P., incorporated by reference to Post-Effective Amendment No. 49 to the Registration Statement, filed November 1, 2002; Schedule A, incorporated by reference to Post-Effective Amendment No. 69, filed January 30, 2004; Appendix A, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.
     (6)(m) Investment Sub-Advisory Agreement with Sutter Advisors LLC, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.
     (6)(n) Investment Sub-Advisory Agreement with Systematic Financial Management, L.P., incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.
     (6)(o) Investment Sub-Advisory Agreement with Wells Capital Management Incorporated, incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement, filed on June 15, 2001; Appendix A, Schedule A, and Appendix A to Schedule A, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.
     (7) Amended and Restated Distribution Agreement along with form of Selling Agreement, incorporated by reference to Post-Effective Amendment No. 49 to the Registration Statement, filed November 1, 2002; Appendix A, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.
     (8)  Not Applicable.
     (9)(a) Custody Agreement with Wells Fargo Bank, N.A. incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective Amendment No. 74 to the Registration Statement, filed July 26, 2004.
     (9)(b) Delegation Agreement (17f-5) with Wells Fargo Bank, N.A. incorporated by reference to Post-Effective Amendment No. 75, filed July 30, 2004.
     (9)(c) Securities Lending Agreement by and among Wells Fargo Funds Trust, Wells Fargo Funds Management, LLC and Wells Fargo Bank, N.A., incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001; Exhibit A, incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004.
     (10)(a) Rule 12b-1 Distribution Plan, incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement, filed July 1, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004 (See Exhibit (7) above for related Distribution Agreement).
     (10)(b) Rule 18f-3 Plan, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003; Appendix A, incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004.
     (11) Legal Opinion, filed herewith.
     (12) See Item 17(3) of this Part C.
     (13)(a) Amended and Restated Fee and Expense Agreement between Wells Fargo Funds Trust and Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement, filed February 8, 2002. Schedule A, incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004.
     13(b)Administration  Agreement  with Wells  Fargo  Funds  Management,  LLC, incorporated by reference to Post-Effective Amendment No. 65 to the Registration Statement, filed on August 15, 2003; Appendix A, incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004.
     13(c)Transfer  Agency and  Service  Agreement  with Boston  Financial  Data
          Services, Inc., incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed October 30, 2000; Amendment to Transfer Agreement, incorporated by reference to Post-Effective Amendment No. 65, filed August 15, 2003; Appendix A, incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004.
     13(d)Accounting   Services  Agreement  with  PFPC  Inc.,   incorporated  by
          reference to Post-Effective Amendment No. 54 to the Registration Statement, filed December 27, 2002; Exhibit A, incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004.
     13(e)Shareholder    Servicing   Plan,    incorporated   by   reference   to
          Post-Effective Amendment No. 16, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004.
     13(f)Shareholder   Servicing   Agreement,   incorporated  by  reference  to
          Post-Effective  Amendment  No. 8, filed  December  17,  1999.
     (14)(a) Consent of Independent Registered Public Accounting Firm, filed herewith.
    (14)(b) Consent of Independent Registered Public Accounting Firm, filed herewith.
    (15) Not Applicable.
    (16) Powers of Attorney, are incorporated by reference to Post-Effective No. 72, filed June 30, 2004.
     (17) Form of Proxy Ballot, filed herewith.

ITEM 17. UNDERTAKINGS.

(1) WELLS FARGO FUNDS agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an IRS ruling supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion or ruling, but in any event no later than one business day after consummation of the Reorganization.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco and State of California on the 15th day of September, 2004.

                                                        WELLS FARGO FUNDS TRUST


                                                    By:  /S/ CAROL LORTS
                                              ---------------------------------
                                                  Carol Lorts
                                                  Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the 15th day of September, 2004.


                      SIGNATURES                                               TITLE


                                                        President and/or Principal Executive Officer
-----------------------------------------
Karla M. Rabusch *

                                                        Treasurer and/or Principal Financial Officer
-----------------------------------------
Stacie D. DeAngelo*

A Majority of the Trustees*

Robert C. Brown                                         Trustee
Thomas S. Goho                                          Trustee
Peter G. Gordon                                         Trustee
Richard M. Leach                                        Trustee
J. Tucker Morse                                         Trustee
Timothy J. Penny                                        Trustee
Donald C. Willeke                                       Trustee


*By:/S/ CAROL LORTS
       Carol Lorts
       (Attorney-in-Fact)

                             WELLS FARGO FUNDS TRUST
                               N-14 EXHIBIT INDEX


EXHIBIT NUMBER                           DESCRIPTION

4                                      Agreement and Plan of Reorganization

6(a)                                   Form of Interim Advisory Agreement

6(b)                                   Form of Interim Sub-Advisory Agreement

11                                     Opinion and Consent of Counsel -
                                       Morrison & Foerster LLP.

14(a)                                  Consent  of  Independent  Registered
                                       Public Accounting Firm, filed herewith.

14(b)                                  Consent  of  Independent  Registered
                                       Public Accounting Firm, filed herewith.

17                                     Form of Proxy Ballot